UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
7/31/2025
Date of reporting period:
7/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Breakthrough Environmental Solutions ETF
ETEC | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$47	0.47%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 1.59%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Morningstar Global Emerging Green Technologies Select Index (Net) returned 2.28%.
What contributed to performance?
As a long-time leader in renewable energy and environmental technologies, German stocks were the top contributors to the Fund’s return during the reporting period. A heavy electrical equipment maker gained amid increased demand for its electrification and grid technologies. The firm continues to make significant progress in reducing CO₂e emissions from its operations. In China, electric vehicle (“EV”) makers experienced robust vehicle deliveries and technological advancements while making progress towards its sustainability objectives.
What detracted from performance?
Information technology stocks in the United States were the largest detractors from the Fund’s return during the reporting period. The potential elimination of the tax credit designed to encourage the installation of clean energy systems at the end of 2025 pressured solar renewable companies within the semiconductor materials and equipment segment. A leading Japanese manufacturer specializing in industrial automation and robotics detracted amid weak demand and geopolitical risks, including tariff policies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 28, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	1.59%	(5.06)%
MSCI All Country World Index (Net)	15.87	20.26
Morningstar Global Emerging Green Technologies Select Index (Net)	2.28	(4.48)
Key Fund statistics
Net Assets	$3,368,220
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$14,953
Portfolio Turnover Rate	61%
The inception date of the Fund was March 28, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	37.9%
Machinery	18.7%
Electrical Equipment	17.9%
Automobiles	14.4%
Automobile Components	6.4%
Chemicals	4.1%
Electronic Equipment, Instruments & Components	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	33.8%
China	28.7%
Japan	19.4%
Germany	5.7%
Finland	4.1%
Denmark	3.4%
Taiwan	2.8%
South Korea	2.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Breakthrough Environmental Solutions ETF
Annual Shareholder Report — July 31, 2025
ETEC-07/25-AR

iShares China Large-Cap ETF
FXI | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$91	0.73%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 49.48%.
  For the same period, the FTSE Emerging All Cap Index (Net) returned 16.34% and the FTSE China 50 Index (Net) returned 50.03%.
What contributed to performance?
Large-cap Chinese banks were the leading contributors to the Fund’s return during the reporting period. The Chinese government’s historical stimulus measures included capital injections, liquidity support, relaxed lending rules, and lower reserve requirements in an effort to boost banks’ lending capacity and strengthen balance sheets. Insurance companies were also substantial contributors, driven by increased policy sales, positive market sentiment, and government support. In the consumer discretionary sector, broadline retailers gained amid strong performance from e-commerce providers. Automobile manufacturers advanced as the country’s electric vehicle market saw significant strength driven due to government policies, technological advancements, and increasing consumer demand. In the communications sector, the interactive media and services space gained as artificial intelligence integrations and increased user engagement drove strong gaming sales.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	49.48%	0.26%	1.71%
FTSE Emerging All Cap Index (Net)	16.34	6.32	6.02
FTSE China 50 Index (Net)	50.03	1.06	2.50
Key Fund statistics
Net Assets	$6,325,517,555
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$49,053,297
Portfolio Turnover Rate	26%
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	31.2%
Financials	30.4%
Communication Services	18.4%
Information Technology	8.0%
Energy	4.4%
Health Care	2.1%
Materials	1.8%
Industrials	1.5%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	9.5%
Alibaba Group Holding Ltd.	9.2%
Xiaomi Corp., Class B	7.8%
China Construction Bank Corp., Class H	6.2%
Meituan, Class B	5.2%
Industrial & Commercial Bank of China Ltd., Class H	4.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.9%
BYD Co. Ltd., Class H	3.8%
NetEase Inc.	3.8%
Bank of China Ltd., Class H	3.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares China Large-Cap ETF
Annual Shareholder Report — July 31, 2025
FXI-07/25-AR

iShares Core MSCI EAFE ETF
IEFA | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$7	0.07%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 12.65%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE IMI Index (Net) returned 13.21%.
What contributed to performance?
During the reporting period, German stocks were driven by strong corporate earnings from global-facing companies. In particular, financials benefited the Fund’s return due to strong trading volume and solid investment banking revenue, while optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In the United Kingdom, banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Capital markets firms were aided by broader market optimism, sustained investment income, and fee growth in wealth and asset management. Japanese equities also contributed, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. In particular, industrials stocks gained, particularly among capital goods companies.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.65%	10.17%	6.31%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE IMI Index (Net)	13.21	10.07	6.17
Key Fund statistics
Net Assets	$140,934,689,802
Number of Portfolio Holdings	2,609
Net Investment Advisory Fees	$89,060,409
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.9%
Industrials	20.0%
Health Care	10.3%
Consumer Discretionary	10.1%
Information Technology	8.1%
Consumer Staples	7.5%
Materials	6.1%
Communication Services	5.1%
Utilities	3.4%
Energy	3.3%
Real Estate	3.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.6%
United Kingdom	14.8%
France	10.0%
Germany	9.5%
Switzerland	8.8%
Australia	7.5%
Netherlands	4.1%
Sweden	3.6%
Italy	3.2%
Spain	3.2%
Other#	11.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI EAFE ETF
Annual Shareholder Report — July 31, 2025
IEFA-07/25-AR

iShares Core MSCI Europe ETF
IEUR | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$11	0.10%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.59%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI Europe IMI (Net) returned 13.97%.
What contributed to performance?
During the reporting period, German stocks were driven by strong corporate earnings from global-facing companies. In particular, capital goods companies contributed to the Fund’s return due to optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending. Meanwhile, diversified capital markets companies benefited from strong trading volume and solid investment banking revenue. Insurance names were supported by growth across business lines. In the United Kingdom, banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Aerospace and defense firms in France were also supported by increased national defense spending.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.59%	11.03%	6.46%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI Europe IMI (Net)	13.97	10.85	6.27
Key Fund statistics
Net Assets	$6,719,153,481
Number of Portfolio Holdings	1,011
Net Investment Advisory Fees	$4,584,055
Portfolio Turnover Rate	4%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.9%
Industrials	20.2%
Health Care	12.5%
Consumer Staples	9.1%
Consumer Discretionary	8.4%
Information Technology	6.9%
Materials	5.6%
Energy	4.3%
Communication Services	4.3%
Utilities	4.2%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.3%
France	15.9%
Germany	15.0%
Switzerland	13.9%
Netherlands	6.4%
Sweden	5.6%
Italy	5.1%
Spain	5.0%
Denmark	3.0%
Belgium	1.8%
Other#	5.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Europe ETF
Annual Shareholder Report — July 31, 2025
IEUR-07/25-AR

iShares Core MSCI International Developed Markets ETF
IDEV | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.63%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI World ex USA Investable Market Index (Net) returned 14.10%.
What contributed to performance?
During the reporting period, German stocks contributed to the Fund’s return, driven by strong corporate earnings from global-facing companies. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In the financials sector, insurance names were supported by growth across business lines. In Canada, financials stocks advanced on the back of central bank rate cuts aimed at supporting growth, as did strong U.S. economic growth, Canada’s largest trading partner. Financials stocks from the United Kingdom were another contributor. Banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
Detracting from the Fund’s return during the reporting period was a Danish healthcare company. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 21, 2017 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.63%	10.54%	7.70%
MSCI ACWI ex USA Index (Net)	14.73	9.11	7.01
MSCI World ex USA Investable Market Index (Net)	14.10	10.41	7.49
Key Fund statistics
Net Assets	$19,957,116,100
Number of Portfolio Holdings	2,245
Net Investment Advisory Fees	$6,705,344
Portfolio Turnover Rate	3%
The inception date of the Fund was March 21, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.1%
Industrials	19.0%
Consumer Discretionary	9.4%
Health Care	9.1%
Information Technology	8.3%
Consumer Staples	7.1%
Materials	7.0%
Energy	4.8%
Communication Services	4.7%
Utilities	3.4%
Real Estate	3.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.0%
United Kingdom	13.1%
Canada	11.3%
France	8.9%
Germany	8.4%
Switzerland	7.8%
Australia	6.6%
Netherlands	3.6%
Sweden	3.2%
Italy	2.9%
Other#	13.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI International Developed Markets ETF
Annual Shareholder Report — July 31, 2025
IDEV-07/25-AR

iShares Core MSCI Pacific ETF
IPAC | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$9	0.09%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 9.94%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI Pacific IMI (Net) returned 10.75%.
What contributed to performance?
Japanese equities were the largest contributors to the Fund’s return during the reporting period. In the industrials sector, companies in the capital goods space were supported by a recovering domestic economy, positive inflation trends, and corporate reforms. As the Bank of Japan raised interest rates, banks benefited from the country’s return to monetary policy normalization and moderate inflation. In Australia, diversified banks benefited from solid lending growth across business and retail customers. Hong Kong equities gained amid supportive policies and economic stimulus from mainland China. Financials stocks contributed amid resilient capital markets and improved investor sentiment.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.94%	8.46%	5.94%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI Pacific IMI (Net)	10.75	8.56	5.96
Key Fund statistics
Net Assets	$1,748,241,714
Number of Portfolio Holdings	1,367
Net Investment Advisory Fees	$1,808,691
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.5%
Industrials	20.3%
Consumer Discretionary	13.5%
Information Technology	9.3%
Materials	7.2%
Communication Services	6.7%
Health Care	6.4%
Real Estate	5.9%
Consumer Staples	4.9%
Utilities	1.9%
Energy	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	67.0%
Australia	21.2%
Hong Kong	5.9%
Singapore	5.2%
New Zealand	0.7%
China	0.0	%(b)
Canada	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Pacific ETF
Annual Shareholder Report — July 31, 2025
IPAC-07/25-AR

iShares Core MSCI Total International Stock ETF
IXUS | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$8	0.07%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.30%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI ACWI ex USA IMI (Net) returned 14.67%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to notable growth in its gaming and advertising units. In the financials sector, larger banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Germany, a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In Canada, equities advanced on the back of central bank rate cuts aimed at supporting growth, as did strong U.S. economic growth, Canada’s largest trading partner. In the financials sector, banks advanced on solid earnings and steady dividends.
What detracted from performance?
Detracting from the Fund’s return during the reporting period was a Danish healthcare company. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.30%	9.21%	6.32%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI ACWI ex USA IMI (Net)	14.67	9.18	6.21
Key Fund statistics
Net Assets	$45,695,162,079
Number of Portfolio Holdings	4,213
Net Investment Advisory Fees	$28,168,630
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.5%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	10.3%
Health Care	7.8%
Materials	6.9%
Consumer Staples	6.3%
Communication Services	6.1%
Energy	4.5%
Utilities	3.1%
Real Estate*	2.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	14.7%
United Kingdom	9.2%
China	8.0%
Canada	7.9%
France	6.2%
Germany	5.9%
Taiwan	5.8%
Switzerland	5.6%
India	5.4%
Australia	4.7%
Other#	26.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Total International Stock ETF
Annual Shareholder Report — July 31, 2025
IXUS-07/25-AR

iShares Currency Hedged MSCI ACWI ex U.S. ETF
HAWX | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.82%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI ACWI ex USA 100% Hedged to USD Index (Net) returned 13.51%.
What contributed to performance?
Chinese equities were the primary contributor to the Fund’s return during the reporting period. Investor sentiment improved due to government stimulus to stimulate the economy and boost demand even amid rising trade tensions. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. Among financials stocks, rising dividend payouts and historically low valuations further supported diversified banks. In Germany, optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In the United Kingdom, banking stocks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.82%	12.32%	8.07%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI ACWI ex USA 100% Hedged to USD Index (Net)	13.51	12.35	8.23
Key Fund statistics
Net Assets	$258,568,015
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$65,886
Portfolio Turnover Rate	12%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.2%
Forward foreign currency exchange contracts, net cumulative appreciation	2.6%
Other assets less liabilities	(2.7)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	25.4%
Industrials	14.9%
Information Technology	13.2%
Consumer Discretionary	10.1%
Health Care	7.9%
Consumer Staples	6.5%
Communication Services	6.4%
Materials	6.2%
Energy	4.6%
Utilities	3.1%
Real Estate	1.7%
(a)	The underlying fund is iShares MSCI ACWI ex U.S. ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI ACWI ex U.S. ETF
Annual Shareholder Report — July 31, 2025
HAWX-07/25-AR

iShares Currency Hedged MSCI EAFE ETF
HEFA | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 11.04%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE® 100% Hedged to USD Index (Net) returned 11.14%.
What contributed to performance?
German stocks were the largest contributors to the Fund’s performance during the reporting period. Aerospace and defense companies in the industrials sector were boosted after the country passed legislation that removed a borrowing restriction for military spending, fueling companies that manufacture engines and those that develop ammunition and air defense systems. Financials stocks in the United Kingdom also contributed, as banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. In France, aerospace and defense companies in the industrials sector gained, as the country announced plans to increase military spending.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.04%	14.68%	8.66%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE® 100% Hedged to USD Index (Net)	11.14	14.76	8.81
Key Fund statistics
Net Assets	$6,361,538,051
Number of Portfolio Holdings	167
Net Investment Advisory Fees	$1,843,133
Portfolio Turnover Rate	14%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	10.2%
Forward foreign currency exchange contracts, net cumulative appreciation	3.1%
Other assets less liabilities	(13.1)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	24.6%
Industrials	19.4%
Health Care	11.0%
Consumer Discretionary	9.6%
Consumer Staples	7.9%
Information Technology	7.9%
Materials	5.6%
Communication Services	5.2%
Utilities	3.5%
Energy	3.4%
Real Estate	1.9%
(a)	The underlying fund is iShares MSCI EAFE ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI EAFE ETF
Annual Shareholder Report — July 31, 2025
HEFA-07/25-AR

iShares Currency Hedged MSCI EAFE Small-Cap ETF
HSCZ | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.65%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE Small Cap 100% Hedged to USD Index (Net) returned 15.35%.
What contributed to performance?
Japanese small-cap stocks were among the largest contributors to the Fund’s return during the reporting period. The country benefited from continued stock buybacks and mild inflation supporting wage gains and consumer confidence. A trade agreement between the U.S. and Japan announced late in the reporting period further boosted equities, as the lower-than-expected tariffs removed a major uncertainty on the broader industrial sector. The machinery segment was further supported by increased demand and efforts to integrate advanced technology. Meanwhile, consumer discretionary stocks benefited from strong domestic demand. Despite ongoing tensions, Israeli stocks gained, driven largely by foreign investment flows. In particular, financial firms experienced positive trends. Also contributing were financial stocks in the United Kingdom. Banks benefited from strong balance sheets and robust performance from wealth and asset management units, while capital markets firms were aided by sustained investment income and fee growth in wealth and asset management.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.65%	13.80%	9.31%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Small Cap 100% Hedged to USD Index (Net)	15.35	13.92	9.56
Key Fund statistics
Net Assets	$162,577,702
Number of Portfolio Holdings	115
Net Investment Advisory Fees	$45,728
Portfolio Turnover Rate	16%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.1%
Forward foreign currency exchange contracts, net cumulative appreciation	3.2%
Other assets less liabilities	(3.1)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	24.0%
Financials	13.1%
Consumer Discretionary	12.9%
Real Estate	11.2%
Materials	9.2%
Information Technology	8.9%
Health Care	5.6%
Consumer Staples	5.5%
Communication Services	4.4%
Energy	2.8%
Utilities	2.4%
(a)	The underlying fund is iShares MSCI EAFE Small-Cap ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI EAFE Small-Cap ETF
Annual Shareholder Report — July 31, 2025
HSCZ-07/25-AR

iShares Cybersecurity and Tech ETF
IHAK | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$49	0.47%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 9.03%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the NYSE FactSet Global Cyber Security Index (Net) returned 9.57%.
What contributed to performance?
In the United States, information technology stocks contributed the most to the Fund’s return, most notably in the systems software space. Escalating cyber threats, including phishing, malware, and ransomware, supported prominent cybersecurity firms. These firms increasingly integrated artificial intelligence (“AI”) into their solutions to improve efficiency. In the technology hardware and equipment segment, a firm that provides network security applications to protect homes from malicious websites and viruses, as well as advanced screen time and content controls for parents, also contributed. In Taiwan, a network and communication equipment manufacturer that provides hardware and software solutions for data centers and enterprise networks benefited from robust demand for its network switches, which are geared towards handling the high demands of cloud data centers. Further, in Israel, an identity security solutions provider gained amid growing demand for its protection solutions.
What detracted from performance?
An Indian technology company specializing in digital public infrastructure detracted from the Fund’s performance during the reporting period. The company’s shares declined after it was eliminated from the bidding process for a domestic government project.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 11, 2019 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	9.03%	8.88%	12.72%
MSCI All Country World Index (Net)	15.87	12.79	11.97
NYSE FactSet Global Cyber Security Index (Net)	9.57	8.95	12.85
Key Fund statistics
Net Assets	$916,852,785
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$4,324,912
Portfolio Turnover Rate	25%
The inception date of the Fund was June 11, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	63.5%
Professional Services	15.0%
IT Services	11.5%
Communications Equipment	10.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.9%
Israel	9.0%
Taiwan	5.2%
Japan	4.7%
Canada	3.1%
Germany	1.9%
Denmark	1.9%
Malaysia	1.6%
United Kingdom	0.7%
South Korea	0.5%
India	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Cybersecurity and Tech ETF
Annual Shareholder Report — July 31, 2025
IHAK-07/25-AR

iShares Energy Storage & Materials ETF
IBAT | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$47	0.47%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned (0.53)%.
  For the same period, the STOXX Global Total Market Index (Net) returned 14.67% and the STOXX Global Energy Storage and Materials Index (Net) returned 0.26%.
What contributed to performance?
Energy storage and materials stocks in China contributed to the Fund’s return. Specifically, a leading battery manufacturer for electric vehicles and energy storage benefited from robust global growth in those markets. In Taiwan, a lithium battery module manufacturer and a global power and thermal management provider, both supplying critical infrastructure to data centers, advanced on robust data center growth.
What detracted from performance?
In Japan, an electronics component maker that provides ceramic capacitors for smartphones declined sharply due to slowing demand amid tariff prospects. The company was further pressured by a stronger yen, which increased the cost of Japanese exports. Also detracting was a specialty chemicals firm in the materials sector, which also faced declining demand and currency losses. In the United States, the potential elimination of the tax credit designed to encourage the installation of clean energy systems at the end of 2025 pressured solar renewable companies within the semiconductor materials and equipment segment. Broad concerns about the memory chip market, potential impacts of trade tariffs, and delays in supplying chips to key customers pressured an electronic components maker from Korea.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 19, 2024 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(0.53)%	(2.96)%
STOXX Global Total Market Index (Net)	14.67	15.55
STOXX Global Energy Storage and Materials Index (Net)	0.26	(2.38)
Key Fund statistics
Net Assets	$6,584,202
Number of Portfolio Holdings	65
Net Investment Advisory Fees	$29,702
Portfolio Turnover Rate	23%
The inception date of the Fund was March 19, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	40.1%
Industrials	38.7%
Information Technology	17.8%
Consumer Discretionary	3.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	26.6%
Japan	24.5%
South Korea	18.3%
China	9.6%
France	8.0%
Germany	5.6%
Taiwan	3.2%
Switzerland	3.1%
Belgium	0.3%
Norway	0.3%
Other#	0.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by STOXX Ltd. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Energy Storage & Materials ETF
Annual Shareholder Report — July 31, 2025
IBAT-07/25-AR

iShares Exponential Technologies ETF
XT | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Exponential Technologies ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Exponential Technologies ETF	$50	0.47%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 12.07%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Morningstar Exponential Technologies Index (Net) returned 12.67%.
What contributed to performance?
During the reporting period, U.S. software stocks in the information technology sector were the leading contributors to the Fund’s return. An application software company specializing in data analysis and artificial intelligence (“AI”) experienced robust growth across its government and commercial sectors. Meanwhile, systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies. Chinese firms engaged in exponential technologies also gained, including an electric vehicle maker due to international market expansion. Additionally, a biotechnology company benefited from positive clinical results and approval by Chinese regulators for a first of its kind drug class targeting both diabetes and weight-loss.
What detracted from performance?
In Japan, electrical component companies detracted from the Fund’s performance during the reporting period. Manufacturers of ceramic capacitors for smartphones faced headwinds from slowing global demand and uncertainty over tariffs, with profitability further squeezed by a stronger yen that raised the cost of exports.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.07%	7.63%	10.95%
MSCI All Country World Index (Net)	15.87	12.79	10.05
Morningstar Exponential Technologies Index (Net)	12.67	8.06	11.30
Key Fund statistics
Net Assets	$3,410,769,542
Number of Portfolio Holdings	201
Net Investment Advisory Fees	$15,106,141
Portfolio Turnover Rate	43%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	54.6%
Health Care	15.4%
Industrials	6.7%
Utilities	5.2%
Financials	4.9%
Consumer Discretionary	4.9%
Communication Services	3.7%
Materials	2.7%
Real Estate	1.5%
Consumer Staples	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	53.2%
China	9.9%
Japan	5.3%
Taiwan	3.9%
Australia	3.0%
Germany	3.0%
Canada	2.9%
United Kingdom	2.6%
Netherlands	2.5%
South Korea	2.4%
Other#	11.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on July 24, 2025 that the name of the Fund would change from iShares Exponential Technologies ETF to iShares Future Exponential Technologies ETF. In addition, the Fund also announced certain updates to the Underlying Index, which include moving to a modified float-adjusted market capitalization weighting scheme (from equal weighting), adding caps to individual security weight (4%) and theme exposure weight (25%), adopting a quarterly rebalancing schedule (from annual), and targeting an updated set of exponential technology themes. These changes became effective on September 22, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Exponential Technologies ETF
Annual Shareholder Report — July 31, 2025
XT-07/25-AR

iShares Future Cloud 5G and Tech ETF
IDAT | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Future Cloud 5G and Tech ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Cloud 5G and Tech ETF	$52	0.47%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 20.65%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Morningstar Global Digital Infrastructure & Connectivity Index (Net) returned 21.41%.
What contributed to performance?
During the reporting period, technology hardware stocks in the U.S. information technology sector contributed the most to the Fund’s return. Firms in the technology hardware, storage, and peripherals segment were buoyed by enthusiasm for artificial intelligence (“AI”) and the associated demand for high-performance computing and storage solutions. In the communications equipment space, companies leveraged AI to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. Semiconductor stocks gained amid continued demand for AI and generative AI workloads, data center expansions, and continued innovation in chips and network solutions. Also contributing was a cloud-based customer engagement platform in the internet services and infrastructure space that benefited from strategic partnerships, increasing demand for innovative solutions, and new product launches.
What detracted from performance?
Electrical component companies from Japan detracted from the Fund’s performance during the reporting period. Manufacturers of ceramic capacitors for smartphones faced headwinds from slowing global demand and uncertainty over tariffs, with profitability further squeezed by a stronger yen that raised the cost of exports.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 8, 2021 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	20.65%	10.53%
MSCI All Country World Index (Net)	15.87	8.21
Morningstar Global Digital Infrastructure & Connectivity Index (Net)	21.41	10.75
Key Fund statistics
Net Assets	$8,835,687
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$36,607
Portfolio Turnover Rate	32%
The inception date of the Fund was June 8, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	34.2%
Technology Hardware, Storage & Peripherals	13.6%
Communications Equipment	11.2%
Electronic Equipment, Instruments & Components	9.2%
Software	8.2%
Specialized REITs	7.5%
Diversified Telecommunication Services	6.4%
IT Services	3.5%
Electrical Equipment	2.8%
Chemicals	2.1%
Media	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	79.2%
Taiwan	3.6%
Germany	2.7%
Spain	2.4%
Finland	2.2%
Japan	2.2%
Sweden	2.1%
China	1.8%
Italy	1.3%
Norway	0.7%
Other#	1.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024.
On June 11, 2025, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 18, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 19, 2025. Proceeds of the liquidation were sent to shareholders on August 21, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Future Cloud 5G and Tech ETF
Annual Shareholder Report — July 31, 2025
IDAT-07/25-AR

iShares Genomics Immunology and Healthcare ETF
IDNA | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$44	0.47%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned (13.72)%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the NYSE FactSet Global Genomics and Immuno Biopharma Index (Net) returned (13.25)%.
What contributed to performance?
A China-oriented global oncology company contributed to the Fund’s return during the reporting period due to its continued success in developing and delivering innovative cancer therapies. In addition, the company’s redomiciliation and rebranding to Switzerland was positively received by investors.
What detracted from performance?
U.S. biotechnology stocks were the largest detractors from the Fund’s return, pressured by steep federal funding cuts, abrupt leadership changes at the U.S. Food and Drug Administration (“FDA”), and policy uncertainty. Further, gene therapy and vaccine makers were particularly affected by the broader shift in the administration’s approach toward the sector. Heightened scrutiny and evolving regulatory priorities created uncertainty around approvals, disrupted development timelines, and declining investor sentiment. Also weighing on biotechnology companies were funding challenges, as these firms typically remain unprofitable until they secure regulatory approvals and bring therapies to market. Several firms were also negatively pressured by increasing competition and as clinical trials missed their primary endpoints.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 11, 2019 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	(13.72)%	(9.98)%	(1.52)%
MSCI All Country World Index (Net)	15.87	12.79	11.97
NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)	(13.25)	(9.72)	(1.33)
Key Fund statistics
Net Assets	$109,105,386
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$578,777
Portfolio Turnover Rate	49%
The inception date of the Fund was June 11, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	71.4%
Pharmaceuticals	24.2%
Life Sciences Tools & Services	3.2%
Chemicals	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	61.0%
Switzerland	8.8%
United Kingdom	8.5%
France	4.9%
Japan	4.2%
Germany	4.1%
Denmark	4.1%
Canada	2.4%
South Korea	2.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Genomics Immunology and Healthcare ETF
Annual Shareholder Report — July 31, 2025
IDNA-07/25-AR

iShares Global Equity Factor ETF
GLOF | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$22	0.20%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 16.40%.
  For the same period, the S&P Global Broad Market Index (Net) returned 15.04% and the STOXX Global Equity Factor Index (Spliced) returned 16.06%.
What contributed to performance?
During the reporting period, stocks in the U.S. information technology sector were the largest drivers of the Fund’s return. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Meanwhile, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Japanese equities also contributed, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives. U.S. healthcare stocks were also modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.40%	13.21%	9.44%
S&P Global Broad Market Index (Net)	15.04	12.34	9.63
STOXX Global Equity Factor Index (Spliced)	16.06	13.21	9.53
Key Fund statistics
Net Assets	$146,293,125
Number of Portfolio Holdings	608
Net Investment Advisory Fees	$232,065
Portfolio Turnover Rate	25%
The performance of the STOXX Global Equity Factor Index (Spliced) in this report reflects the performance of the MSCI ACWI Diversified Multiple-Factor Index (Net) through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX Global Equity Factor Index (Net).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.4%
Financials	18.3%
Consumer Discretionary	12.6%
Industrials	9.3%
Health Care	8.0%
Communication Services	7.1%
Consumer Staples	6.8%
Energy	3.4%
Utilities	2.9%
Materials	2.8%
Real Estate	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	61.7%
Japan	6.3%
China	3.5%
United Kingdom	2.9%
Canada	2.9%
Switzerland	2.4%
Taiwan	2.1%
Australia	1.8%
South Korea	1.8%
France	1.5%
Other#	13.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Equity Factor ETF
Annual Shareholder Report — July 31, 2025
GLOF-07/25-AR

iShares International Equity Factor ETF
INTF | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$17	0.16%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.07%.
  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 14.03% and the STOXX International Equity Factor Index (Spliced) returned 15.58%.
What contributed to performance?
Japanese equities led contributors during the reporting period, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. In the industrials sector, electrical equipment companies benefited due to their role in supplying essential components for data centers, which are critical for artificial intelligence. In Germany, stocks were driven by strong corporate earnings from global-facing companies. In particular, financials benefited from strong trading volume and solid investment banking revenue, while optimism around a historic fiscal stimulus plan targeting infrastructure and defense supported industrials firms. In the United Kingdom, companies in the financials sector were lifted by strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.07%	10.91%	6.32%
S&P Developed ex US Broad Market Index (Net)	14.03	10.03	6.33
STOXX International Equity Factor Index (Spliced)	15.58	10.93	6.43
Key Fund statistics
Net Assets	$2,202,454,503
Number of Portfolio Holdings	464
Net Investment Advisory Fees	$2,197,505
Portfolio Turnover Rate	21%
The performance of the STOXX International Equity Factor Index (Spliced) in this report reflects the performance of the MSCI World ex USA Diversified Multiple-Factor Index (Net) through May 31, 2022 and, beginning on June 1, 2022, the performance of the STOXX International Equity Factor Index (Net).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.6%
Industrials	18.5%
Consumer Discretionary	11.8%
Health Care	7.8%
Information Technology	7.4%
Consumer Staples	7.3%
Materials	5.7%
Energy	4.3%
Utilities	4.1%
Communication Services	3.5%
Real Estate	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.1%
United Kingdom	12.3%
Switzerland	8.5%
France	8.0%
Germany	7.7%
Australia	7.2%
Canada	6.4%
Italy	4.8%
Netherlands	4.3%
Sweden	3.0%
Other#	14.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Equity Factor ETF
Annual Shareholder Report — July 31, 2025
INTF-07/25-AR

iShares International Small-Cap Equity Factor ETF
ISCF | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$26	0.24%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.06%.
  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 14.03% and the STOXX International Small-Cap Equity Factor Index (Spliced) returned 19.92%.
What contributed to performance?
Japanese small capitalization stocks contributed the most to the Fund’s return during the reporting period, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. In the industrials sector, construction and engineering firms benefited from growing demand for energy-saving solutions and government initiatives. In Canada, equities advanced on the back of central bank rate cuts aimed at supporting growth, as did strong U.S. economic growth, Canada’s largest trading partner. Financials and industrials stocks were notable contributors. In Germany, small capitalization industrials stocks were supported by increased exports in anticipation of potential tariffs from the United States, as well as improving economic growth.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.06%	10.17%	7.52%
S&P Developed ex US Broad Market Index (Net)	14.03	10.03	6.33
STOXX International Small-Cap Equity Factor Index (Spliced)	19.92	10.42	7.79
Key Fund statistics
Net Assets	$411,017,080
Number of Portfolio Holdings	1,061
Net Investment Advisory Fees	$1,040,725
Portfolio Turnover Rate	30%
The performance of the STOXX International Small-Cap Equity Factor Index (Spliced) in this report reflects the performance of the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (Net) through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX International Small-Cap Equity Factor Index (Net).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.4%
Financials	15.2%
Consumer Discretionary	14.5%
Information Technology	9.4%
Real Estate	9.4%
Materials	9.2%
Health Care	5.0%
Communication Services	4.6%
Energy	4.1%
Consumer Staples	3.6%
Utilities*	3.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.0%
United Kingdom	13.4%
Canada	8.9%
Australia	6.7%
Switzerland	6.7%
Germany	6.2%
France	5.5%
Sweden	3.6%
Italy	3.3%
Spain	3.1%
Other#	17.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Small-Cap Equity Factor ETF
Annual Shareholder Report — July 31, 2025
ISCF-07/25-AR

iShares MSCI ACWI ETF
ACWI | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$35	0.32%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.70%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87%.
What contributed to performance?
U.S. equities were the largest contributor to the Fund’s return during the reporting period. Donald Trump’s election triggered a notable rally, as investors anticipated pro-business policies such as tax cuts and deregulation. However, market volatility spiked amid trade tensions and regulatory uncertainty. Leading returns were semiconductors and semiconductor equipment and software stocks in the information technology sector, amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Meanwhile, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Financial services firms were beneficiaries of resilient equity markets, recovering investor sentiment, rising assets under management, and high trading volumes. Communications firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth, fueled by AI investments that improved ad targeting and performance.
What detracted from performance?
U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and political upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.70%	12.77%	10.17%
MSCI All Country World Index (Net)	15.87	12.79	10.05
Key Fund statistics
Net Assets	$22,036,393,523
Number of Portfolio Holdings	2,250
Net Investment Advisory Fees	$62,257,717
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.6%
Financials	17.7%
Industrials	11.0%
Consumer Discretionary	10.4%
Communication Services	8.7%
Health Care	8.5%
Consumer Staples	5.6%
Energy	3.6%
Materials	3.4%
Utilities	2.6%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	65.1%
Japan	4.7%
United Kingdom	3.3%
China	3.1%
Canada	2.8%
France	2.4%
Germany	2.2%
Switzerland	2.1%
Taiwan	2.0%
India	1.8%
Other#	10.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI ACWI ETF
Annual Shareholder Report — July 31, 2025
ACWI-07/25-AR

iShares MSCI ACWI ex U.S. ETF
ACWX | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$34	0.32%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.02%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73%.
What contributed to performance?
Chinese equities were the primary contributor to the Fund’s return during the reporting period. Investor sentiment improved due to government stimulus to stimulate the economy and boost demand even amid rising trade tensions. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. Among financials stocks, rising dividend payouts and historically low valuations further supported diversified banks. In Germany, optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space. In the United Kingdom, banking stocks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.02%	8.87%	5.93%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
Key Fund statistics
Net Assets	$6,363,046,165
Number of Portfolio Holdings	1,724
Net Investment Advisory Fees	$16,546,982
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.4%
Industrials	14.9%
Information Technology	13.2%
Consumer Discretionary	10.1%
Health Care	7.9%
Consumer Staples	6.5%
Communication Services	6.4%
Materials	6.2%
Energy	4.6%
Utilities	3.1%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	13.4%
United Kingdom	9.3%
China	8.7%
Canada	8.1%
France	6.9%
Germany	6.4%
Switzerland	5.9%
Taiwan	5.8%
India	5.1%
Australia	4.4%
Other#	26.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI ACWI ex U.S. ETF
Annual Shareholder Report — July 31, 2025
ACWX-07/25-AR

iShares MSCI ACWI Low Carbon Target ETF
CRBN | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI Low Carbon Target ETF	$22	0.20%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 16.46%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the MSCI ACWI Low Carbon Target Index (Net) returned 16.61%.
What contributed to performance?
U.S. equities were the largest contributor to the Fund’s return during the reporting period. Leading returns were stocks in the information technology sector, including semiconductor stocks, which gained amid high demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Systems software firms also contributed, due to strong growth in their respective cloud businesses and increasing adoption of AI technologies. Financial services firms were beneficiaries of resilient equity markets, recovering investor sentiment, rising assets under management, and high trading volumes. Communications firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth, fueled by AI investments that improved ad targeting and performance.
What detracted from performance?
U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and political upheaval. Additionally, managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.46%	12.97%	10.25%
MSCI All Country World Index (Net)	15.87	12.79	10.05
MSCI ACWI Low Carbon Target Index (Net)	16.61	12.79	10.05
Key Fund statistics
Net Assets	$1,024,863,989
Number of Portfolio Holdings	985
Net Investment Advisory Fees	$1,963,195
Portfolio Turnover Rate	21%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.0%
Financials	19.8%
Industrials	10.6%
Communication Services	9.8%
Consumer Discretionary	9.7%
Health Care	8.8%
Consumer Staples	5.2%
Real Estate	2.8%
Utilities	2.2%
Materials	2.2%
Energy	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	64.7%
Japan	4.7%
China	3.5%
Canada	3.0%
United Kingdom	2.8%
France	2.3%
Taiwan	2.1%
Germany	2.0%
Switzerland	2.0%
India	1.7%
Other#	11.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI ACWI Low Carbon Target ETF
Annual Shareholder Report — July 31, 2025
CRBN-07/25-AR

iShares MSCI All Country Asia ex Japan ETF
AAXJ | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$75	0.69%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 18.57%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 17.18% and the MSCI AC Asia ex Japan Index (Net) returned 19.96%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. In the consumer discretionary sector, a broadline retailer also contributed amid rapid growth in its cloud and digital commerce units. Additionally, in the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Taiwan, a major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs.
What detracted from performance?
Indian stocks detracted from the Fund’s return during the reporting period. Equities declined due to investor caution and selling pressure stemming from slowing earnings growth, stretched valuations, and global headwinds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.57%	4.18%	5.52%
MSCI Emerging Markets Index (Net)	17.18	5.40	5.77
MSCI AC Asia ex Japan Index (Net)	19.96	5.23	6.37
Key Fund statistics
Net Assets	$2,787,471,817
Number of Portfolio Holdings	924
Net Investment Advisory Fees	$17,327,069
Portfolio Turnover Rate	10%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.6%
Financials	22.0%
Consumer Discretionary	13.4%
Communication Services	11.1%
Industrials	7.7%
Health Care	3.7%
Materials	3.6%
Consumer Staples	3.5%
Energy	3.0%
Utilities	2.3%
Real Estate	2.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	32.9%
Taiwan	21.9%
India	19.0%
South Korea	12.3%
Hong Kong	5.0%
Singapore	4.2%
Malaysia	1.4%
Thailand	1.3%
Indonesia	1.3%
Philippines	0.5%
Switzerland	0.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI All Country Asia ex Japan ETF
Annual Shareholder Report — July 31, 2025
AAXJ-07/25-AR

iShares MSCI China A ETF
CNYA | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$66	0.60%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.34%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 17.18% and the MSCI China A Inclusion Index (Spliced) returned 20.57%.
What contributed to performance?
Chinese banks were the leading contributors to the Fund’s return during the reporting period. These banks benefited from efforts to boost lending capacity and strengthen balance sheets due to the government’s historic stimulus measures, which included capital injections, liquidity support, relaxed lending rules, and lower reserve requirements. Insurance companies were also substantial contributors, driven by increased policy sales, positive market sentiment, and government support. In the information technology sector, technology hardware stocks that provide the manufacturing and infrastructure for artificial intelligence (“AI”) gained amid a surge in demand. Semiconductor companies were buoyed by robust domestic demand and government investments to reduce reliance on foreign technology and building a self-sufficient domestic supply chain. Also contributing were firms in the industrials sector that provide the electrical components needed to power AI.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 13, 2016 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.34%	(1.65)%	4.53%
MSCI Emerging Markets Index (Net)	17.18	5.40	7.41
MSCI China A Inclusion Index (Spliced)	20.57	(1.22)	4.09
Key Fund statistics
Net Assets	$198,091,406
Number of Portfolio Holdings	397
Net Investment Advisory Fees	$1,534,902
Portfolio Turnover Rate	48%
The inception date of the Fund was June 13, 2016.
The performance of the MSCI China A Inclusion Index (Spliced) in this report reflects the performance of the MSCI China A International Index (Net) through April 25, 2018 and, beginning on April 26, 2018, the performance of the MSCI China A Inclusion Index (Net).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.0%
Information Technology	17.9%
Industrials	14.8%
Consumer Staples	10.5%
Materials	9.2%
Consumer Discretionary	6.8%
Health Care	6.4%
Utilities	4.3%
Energy	3.0%
Communication Services	1.2%
Real Estate	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	4.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.8%
China Merchants Bank Co. Ltd., Class A	2.3%
China Yangtze Power Co. Ltd., Class A	1.7%
Ping An Insurance Group Co. of China Ltd., Class A	1.5%
BYD Co. Ltd., Class A	1.4%
Agricultural Bank of China Ltd., Class A	1.3%
Industrial & Commercial Bank of China Ltd., Class A	1.2%
Wuliangye Yibin Co. Ltd., Class A	1.2%
Industrial Bank Co. Ltd., Class A	1.2%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary fee waiver during the prior fiscal year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China A ETF
Annual Shareholder Report — July 31, 2025
CNYA-07/25-AR

iShares MSCI EAFE ETF
EFA | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$34	0.32%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 11.92%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE Index (Net) returned 12.77%.
What contributed to performance?
German stocks were the largest contributors to the Fund’s performance during the reporting period. Aerospace and defense companies in the industrials sector were boosted after the country passed legislation that removed a borrowing restriction for military spending, fueling companies that manufacture engines and those that develop ammunition and air defense systems. Financials stocks in the United Kingdom also contributed, as banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. In France, aerospace and defense companies in the industrials sector gained, as the country announced plans to increase military spending.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.92%	10.22%	6.05%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Index (Net)	12.77	10.34	6.14
Key Fund statistics
Net Assets	$62,879,327,052
Number of Portfolio Holdings	701
Net Investment Advisory Fees	$182,022,209
Portfolio Turnover Rate	4%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.6%
Industrials	19.4%
Health Care	11.0%
Consumer Discretionary	9.6%
Information Technology	7.9%
Consumer Staples	7.9%
Materials	5.6%
Communication Services	5.2%
Utilities	3.5%
Energy	3.4%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.6%
United Kingdom	15.0%
France	11.2%
Germany	10.4%
Switzerland	9.5%
Australia	7.0%
Netherlands	4.5%
Spain	3.5%
Sweden	3.3%
Italy	3.2%
Other#	10.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE ETF
Annual Shareholder Report — July 31, 2025
EFA-07/25-AR

iShares MSCI EAFE Growth ETF
EFG | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$35	0.34%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 5.51%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE Growth Index (Net) returned 6.73%.
What contributed to performance?
Growth stocks from Germany were the largest contributors to the Fund’s return during the reporting period, particularly aerospace and defense companies in the industrials sector. The country passed legislation that removed a borrowing restriction for military spending, fueling companies that manufacture engines and those that develop ammunition and air defense systems. Software and services companies also gained, benefiting from increasing revenue from cloud services and artificial intelligence integration. In the United Kingdom, key players in the aerospace and defense space were supported by increased defense spending in response to geopolitical tensions. Meanwhile in France, manufacturers of aircraft, systems, and related equipment benefited from growing air travel demand alongside rising defense spending.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives. Additionally, macroeconomic concerns and the potential impacts of trade tariffs negatively pressured a Dutch semiconductor materials and equipment company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.51%	5.93%	5.80%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Growth Index (Net)	6.73	6.31	6.13
Key Fund statistics
Net Assets	$12,605,800,135
Number of Portfolio Holdings	366
Net Investment Advisory Fees	$48,843,979
Portfolio Turnover Rate	23%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	28.3%
Health Care	14.2%
Information Technology	13.8%
Financials	12.6%
Consumer Discretionary	12.3%
Consumer Staples	7.3%
Communication Services	5.3%
Materials	3.9%
Utilities	1.5%
Real Estate	0.6%
Energy	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.9%
France	12.7%
United Kingdom	12.2%
Germany	10.4%
Switzerland	9.7%
Australia	7.1%
Netherlands	5.5%
Sweden	3.9%
Denmark	3.2%
Spain	2.5%
Other#	10.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective August 1, 2024, the investment management agreement was amended to add an additional breakpoint of 0.2793% per annum of net assets in excess of $13.5 billion.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Growth ETF
Annual Shareholder Report — July 31, 2025
EFG-07/25-AR

iShares MSCI EAFE Min Vol Factor ETF
EFAV | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.84%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the MSCI EAFE Minimum Volatility Index (Net) returned 15.21%.
What contributed to performance?
Equities in Singapore were the largest contributors to the Fund’s return during the reporting period. Despite rising trade tensions, solid economic growth and steady labor markets buoyed markets, particularly in the financials sector. Banks and a financial exchange operator gained amid wealth management growth and heightened trading activity. In Switzerland, insurance firms were notable contributors. Both multi-line and reinsurance companies were supported by growth across business units. Japanese equities also contributed, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. Software and services stocks gained on growing demand for digital solutions.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.84%	6.90%	4.97%
MSCI All Country World Index (Net)	15.87	12.79	10.05
MSCI EAFE Minimum Volatility Index (Net)	15.21	6.90	4.99
Key Fund statistics
Net Assets	$5,203,493,090
Number of Portfolio Holdings	237
Net Investment Advisory Fees	$11,346,869
Portfolio Turnover Rate	24%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.4%
Industrials	14.4%
Health Care	13.3%
Consumer Staples	12.5%
Communication Services	10.2%
Utilities	8.5%
Consumer Discretionary	5.8%
Information Technology	5.3%
Energy	5.2%
Real Estate	3.1%
Materials	2.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	26.4%
Switzerland	11.6%
United Kingdom	9.6%
France	7.1%
Hong Kong	6.2%
Germany	5.9%
Singapore	5.6%
Spain	4.6%
Netherlands	4.0%
Australia	3.8%
Other#	15.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Min Vol Factor ETF
Annual Shareholder Report — July 31, 2025
EFAV-07/25-AR

iShares MSCI EAFE Small-Cap ETF
SCZ | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$43	0.40%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.80%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI EAFE Small Cap Index (Net) returned 15.76%.
What contributed to performance?
Japanese small-cap stocks were among the largest contributors to the Fund’s return during the reporting period. The country benefited from continued stock buybacks and mild inflation supporting wage gains and consumer confidence. A trade agreement between the U.S. and Japan announced late in the reporting period further boosted equities, as the lower-than-expected tariffs removed a major uncertainty on the broader industrial sector. The machinery segment was further supported by increased demand and efforts to integrate advanced technology. Meanwhile, consumer discretionary stocks benefited from strong domestic demand. Despite ongoing tensions, Israeli stocks gained, driven largely by foreign investment flows. In particular, financial firms experienced positive trends. Also contributing were financial stocks in the United Kingdom. Banks benefited from strong balance sheets and robust performance from wealth and asset management units, while capital markets firms were aided by sustained investment income and fee growth in wealth and asset management.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.80%	8.34%	6.25%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Small Cap Index (Net)	15.76	8.54	6.41
Key Fund statistics
Net Assets	$10,165,563,522
Number of Portfolio Holdings	2,012
Net Investment Advisory Fees	$36,346,182
Portfolio Turnover Rate	18%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.0%
Financials	13.1%
Consumer Discretionary	12.9%
Real Estate	11.2%
Materials	9.2%
Information Technology	8.9%
Health Care	5.6%
Consumer Staples	5.5%
Communication Services	4.4%
Energy	2.8%
Utilities	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	35.4%
United Kingdom	13.3%
Australia	10.1%
Sweden	5.2%
Switzerland	5.0%
Germany	4.3%
Israel	4.1%
France	3.6%
Italy	3.3%
Norway	2.1%
Other#	13.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Small-Cap ETF
Annual Shareholder Report — July 31, 2025
SCZ-07/25-AR

iShares MSCI EAFE Value ETF
EFV | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$34	0.31%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 18.42%.
  For the same period, the MSCI ACWI ex USA Index returned (Net) 14.73% and the MSCI EAFE Value Index (Net) returned 18.98%.
What contributed to performance?
During the reporting period, value-oriented companies within the financial sector contributed the most to the Fund’s return. In Germany, stocks were driven by strong corporate earnings from global-facing companies. Insurance names were supported by growth across business lines, while diversified capital markets companies benefited from strong trading volume and solid investment banking revenue. In the United Kingdom, banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Spanish banks were supported by strong domestic economic growth, favorable interest rate dynamics and improved banking sector fundamentals.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.42%	14.19%	5.77%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI EAFE Value Index (Net)	18.98	14.31	5.90
Key Fund statistics
Net Assets	$25,969,608,394
Number of Portfolio Holdings	431
Net Investment Advisory Fees	$63,833,960
Portfolio Turnover Rate	23%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.5%
Industrials	10.5%
Consumer Staples	8.4%
Health Care	7.8%
Materials	7.3%
Consumer Discretionary	7.0%
Energy	6.5%
Utilities	5.5%
Communication Services	5.2%
Real Estate	3.2%
Information Technology	2.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.4%
United Kingdom	17.8%
Germany	10.4%
France	9.7%
Switzerland	9.2%
Australia	6.9%
Italy	4.5%
Spain	4.4%
Netherlands	3.5%
Sweden	2.8%
Other#	9.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective August 1, 2024, the investment management agreement was amended to add an additional breakpoint of 0.2394% per annum of net assets in excess of $18 billion.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Value ETF
Annual Shareholder Report — July 31, 2025
EFV-07/25-AR

iShares MSCI Europe Financials ETF
EUFN | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$60	0.49%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 43.73%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI Europe Financials Index (Net) returned 44.76%.
What contributed to performance?
The largest contributor to the Fund’s return were financials stocks from the United Kingdom. Banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Capital markets firms were aided by broader market optimism, sustained investment income, and fee growth in wealth and asset management. Insurance firms also aided performance, supported by strong financial performance, strategic initiatives, and positive market sentiment. In Germany, diversified capital markets companies benefited from robust trading volume and solid investment banking revenue, while insurance names were supported by growth across business lines. Meanwhile, Italian banks benefited from strong fee and trading income, as well as increased wealth management capabilities.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	43.73%	22.53%	7.51%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI Europe Financials Index (Net)	44.76	22.67	7.64
Key Fund statistics
Net Assets	$4,084,323,616
Number of Portfolio Holdings	87
Net Investment Advisory Fees	$12,414,005
Portfolio Turnover Rate	5%
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	52.2%
Insurance	27.3%
Capital Markets	14.9%
Financial Services	5.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.1%
Germany	14.4%
Switzerland	12.9%
Italy	10.5%
Spain	10.2%
France	9.4%
Sweden	6.6%
Netherlands	6.2%
Belgium	1.6%
Denmark	1.2%
Other#	3.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Europe Financials ETF
Annual Shareholder Report — July 31, 2025
EUFN-07/25-AR

iShares MSCI Europe Small-Cap ETF
IEUS | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$44	0.41%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 14.32%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI Europe Small Cap Index (Net) returned 15.09%.
What contributed to performance?
The largest contributors to the Fund’s return were financials stocks from the United Kingdom. Capital markets firms were aided by broader market optimism, solid net inflows, and robust fee income, while property and casualty insurers benefited from healthy underwriting results and strong performance across business lines. The industrials sector in both Germany and Switzerland benefited as companies rushed to export goods in anticipation of potential tariffs from the United States. Swiss capital goods providers were helped by growth in the data center industry, while in Germany capital goods firms gained on robust defense spending after the country passed legislation removing a borrowing restriction for military expenditures.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.32%	8.72%	6.23%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI Europe Small Cap Index (Net)	15.09	8.85	6.30
Key Fund statistics
Net Assets	$147,013,500
Number of Portfolio Holdings	838
Net Investment Advisory Fees	$401,339
Portfolio Turnover Rate	18%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	26.1%
Financials	16.2%
Consumer Discretionary	11.8%
Real Estate	9.1%
Health Care	7.3%
Materials	7.3%
Information Technology	6.7%
Communication Services	5.4%
Consumer Staples	3.9%
Energy	3.6%
Utilities*	2.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	29.0%
Sweden	11.2%
Switzerland	10.8%
Germany	9.4%
France	7.8%
Italy	7.1%
Norway	4.6%
Denmark	4.0%
Belgium	3.3%
Spain	3.2%
Other#	9.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Europe Small-Cap ETF
Annual Shareholder Report — July 31, 2025
IEUS-07/25-AR

iShares MSCI Intl Momentum Factor ETF
IMTM | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$32	0.30%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 16.16%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI World ex USA Momentum Index (Net) returned 16.83%.
What contributed to performance?
Stocks with momentum characteristics advanced across regions during the reporting period. Most notably, industrials stocks from Germany contributed to the Fund’s return. This included a heavy electrical equipment maker that gained amid increased demand for electrification and grid technologies, fueled by the artificial intelligence boom and the growing power needs for data centers. Additionally, aerospace and defense names rose following a historic fiscal stimulus plan to increase defense spending. In Canada, equities advanced on the back of central bank rate cuts aimed at supporting growth, as did strong U.S. economic growth, Canada’s largest trading partner. In the financials sector, banks advanced on solid earnings and steady dividends. Banks in the United Kingdom were supported by strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.16%	9.45%	7.64%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI World ex USA Momentum Index (Net)	16.83	9.79	7.92
Key Fund statistics
Net Assets	$3,065,285,614
Number of Portfolio Holdings	306
Net Investment Advisory Fees	$7,436,771
Portfolio Turnover Rate	109%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.2%
Industrials	17.3%
Communication Services	8.5%
Information Technology	6.9%
Consumer Staples	6.7%
Health Care	6.2%
Consumer Discretionary	5.3%
Materials	4.4%
Utilities	4.1%
Energy	1.7%
Real Estate	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Germany	16.8%
United Kingdom	13.6%
Japan	13.6%
Canada	13.4%
Switzerland	7.4%
France	6.3%
Australia	5.8%
Spain	5.5%
Italy	4.4%
Singapore	2.7%
Other#	10.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Momentum Factor ETF
Annual Shareholder Report — July 31, 2025
IMTM-07/25-AR

iShares MSCI Intl Quality Factor ETF
IQLT | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$31	0.30%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 7.50%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI World ex USA Sector Neutral Quality Index (Net) returned 8.51%.
What contributed to performance?
Stocks with quality characteristics advanced across several regions during the reporting period, particularly in the insurance segment, supported by their relatively stable cash flows and attractive dividends amid heightened market volatility. In Germany, a large multi-line insurance firm gained due to increased business volume, strength across business segments, and a robust dividend policy. Meanwhile, reinsurance companies, which help primary insurers manage risk by covering large or catastrophic losses, experienced strong operational performance. In the United Kingdom, companies in the financials space benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Insurance and reinsurance firms from Switzerland posted solid gains across business lines, strong underwriting margins, and attractive dividend policies.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.50%	9.14%	6.99%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI World ex USA Sector Neutral Quality Index (Net)	8.51	9.37	7.19
Key Fund statistics
Net Assets	$11,645,834,967
Number of Portfolio Holdings	308
Net Investment Advisory Fees	$27,204,826
Portfolio Turnover Rate	20%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.6%
Industrials	18.2%
Health Care	9.6%
Consumer Discretionary	8.9%
Information Technology	8.7%
Consumer Staples	7.5%
Materials	6.5%
Energy	5.1%
Communication Services	4.7%
Utilities	3.4%
Real Estate	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	17.8%
Switzerland	14.7%
Japan	12.8%
France	7.9%
Canada	7.4%
Germany	7.3%
Netherlands	6.8%
Australia	5.6%
Sweden	3.5%
Hong Kong	2.8%
Other#	13.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Quality Factor ETF
Annual Shareholder Report — July 31, 2025
IQLT-07/25-AR

iShares MSCI Intl Value Factor ETF
IVLU | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$34	0.31%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.49%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 14.73% and the MSCI World ex USA Enhanced Value Index (Net) returned 19.83%.
What contributed to performance?
During the reporting period, stocks with value characteristics contributed to the Fund’s return. In the United Kingdom, diversified banks were supported by strong balance sheets, robust performance from investment banking units, and solid trading activity. In the consumer staples sector, tobacco companies gained due to their attractive dividend yields and as they diversified their product lines. Industrials stocks from Germany also contributed to the Fund’s return, including a heavy electrical equipment maker that gained amid increased demand for its electrification and grid technologies, fueled by the artificial intelligence boom and the growing power needs for data centers. Additionally, a diversified capital markets company benefited from revenue growth across its business units and operational efficiency improvements. The French financials sector also contributed, helped by increased distributions to shareholders, strong trading activity, and solid investment banking revenue.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.49%	15.80%	6.29%
MSCI ACWI ex USA Index (Net)	14.73	9.11	6.12
MSCI World ex USA Enhanced Value Index (Net)	19.83	16.01	6.40
Key Fund statistics
Net Assets	$2,346,703,745
Number of Portfolio Holdings	356
Net Investment Advisory Fees	$5,797,193
Portfolio Turnover Rate	16%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.3%
Industrials	18.0%
Health Care	9.8%
Consumer Discretionary	8.8%
Consumer Staples	8.0%
Information Technology	7.9%
Materials	6.4%
Energy	4.9%
Communication Services	4.7%
Utilities	3.5%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	29.6%
United Kingdom	16.4%
Germany	11.7%
France	11.5%
Spain	4.3%
Switzerland	4.0%
Italy	3.9%
Canada	3.1%
Netherlands	2.9%
Hong Kong	2.4%
Other#	10.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Value Factor ETF
Annual Shareholder Report — July 31, 2025
IVLU-07/25-AR

iShares MSCI Kokusai ETF
TOK | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$27	0.25%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 16.27%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the MSCI Kokusai Index (Net) returned 16.31%.
What contributed to performance?
Information technology stocks in the United States were the largest drivers of the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks were buoyed by unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Further, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. U.S. financial services firms benefited from resilient equity markets, recovering investor sentiment, rising assets under management, and high trading volumes. Communications firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance.
What detracted from performance?
U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and political upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2015 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.27%	14.39%	11.24%
MSCI All Country World Index (Net)	15.87	12.79	10.05
MSCI Kokusai Index (Net)	16.31	14.11	10.98
Key Fund statistics
Net Assets	$223,665,278
Number of Portfolio Holdings	1,143
Net Investment Advisory Fees	$556,283
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.6%
Financials	17.0%
Industrials	10.7%
Consumer Discretionary	9.7%
Health Care	9.2%
Communication Services	8.5%
Consumer Staples	5.8%
Energy	3.7%
Materials	3.1%
Utilities	2.7%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	76.8%
United Kingdom	3.8%
Canada	3.4%
France	2.9%
Germany	2.6%
Switzerland	2.4%
Australia	1.8%
Netherlands	1.1%
Spain	0.9%
Sweden	0.8%
Other#	3.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Kokusai ETF
Annual Shareholder Report — July 31, 2025
TOK-07/25-AR

iShares Neuroscience and Healthcare ETF
IBRN | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$45	0.47%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned (8.93)%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the NYSE FactSet Global Neuro Biopharma and MedTech Index (Net) returned (8.48)%.
What contributed to performance?
A Swedish company that provides communication solutions for people with disabilities was among the leading contributors to the Fund’s return during the reporting period. The firm benefited from attractive acquisitions, technology developments, and strong product launches, including an iPad-based speech generating device for conditions such as autism. Additionally, a Belgian biotechnology company specializing in autoimmune disease treatments climbed following progress in its clinical pipeline and a key drug approval.
What detracted from performance?
U.S. biotechnology stocks detracted the most from the Fund’s return. During the reporting period, the sector faced increasing challenges amid steep funding cuts, abrupt leadership changes at the Food and Drug Administration (“FDA”), and policy upheaval. Generally, companies involved in gene therapy faltered due to decreased funding. In addition, a company engineering genetic solutions for rare diseases plummeted following the deaths of several patients linked to their gene therapy, causing a pause in clinical trials. Mixed clinical trial data, regulatory delays, and the possibility of a securities investigation pushed a company developing therapies for genetically driven, neuromuscular diseases lower. In the pharmaceuticals segment, several companies faltered due to failed clinical trials and requests for additional information from the FDA, which signifies a delay in the approval process.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 24, 2022 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(8.93)%	(2.52)%
MSCI All Country World Index (Net)	15.87	15.74
NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)	(8.48)	(2.30)
Key Fund statistics
Net Assets	$3,498,883
Number of Portfolio Holdings	54
Net Investment Advisory Fees	$17,227
Portfolio Turnover Rate	52%
The inception date of the Fund was August 24, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	66.9%
Pharmaceuticals	24.3%
Health Care Equipment & Supplies	5.9%
Technology Hardware, Storage & Peripherals	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	74.4%
Sweden	4.9%
Netherlands	4.7%
South Korea	4.3%
Denmark	3.2%
Australia	2.8%
Japan	1.8%
Switzerland	1.5%
France	0.9%
China	0.9%
Canada	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Neuroscience and Healthcare ETF
Annual Shareholder Report — July 31, 2025
IBRN-07/25-AR

iShares Self-Driving EV and Tech ETF
IDRV | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$51	0.48%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.73%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net) returned 13.66%.
What contributed to performance?
Electric vehicle (“EV”) manufacturers in China were the leading contributors to the Fund’s performance during the reporting period. The country’s EV market has seen significant strength driven by government policies, technological advancements, and increasing consumer demand. Subsidies, tax breaks, and investment in charging infrastructure have boosted both production and sales. Furthermore, innovative models, advancements in battery technology and competitive pricing have made EVs more accessible and affordable. An American multinational automotive and clean energy company benefited from the company’s progress toward a self-driving taxi and as the company’s CEO refocused his energies on the business. In Korea, an automobile manufacturer also contributed after experiencing a growth in sales due to increased demand for hybrid and electric vehicles.
What detracted from performance?
An Australian miner that is a leading lithium producer detracted from the Fund’s return during the reporting period. Lithium is crucial for EVs, as it offers high-energy density, lightweight design, and a long lifespan. Prices of the critical mineral have fallen sharply due to oversupply and slowing demand, sending shares of the miner lower. Meanwhile, in Japan, automobile and component companies were pressured by geopolitical tensions, the impact of U.S. tariffs, and the significant appreciation of the yen.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 16, 2019 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.73%	3.85%	5.99%
MSCI All Country World Index (Net)	15.87	12.79	11.45
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)	13.66	3.58	5.79
Key Fund statistics
Net Assets	$150,551,745
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$776,379
Portfolio Turnover Rate	51%
The inception date of the Fund was April 16, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	63.7%
Materials	15.9%
Industrials	11.4%
Information Technology	9.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	31.8%
China	23.2%
South Korea	16.9%
Germany	9.8%
France	3.5%
Chile	3.4%
Switzerland	2.8%
United Kingdom	2.0%
Australia	1.9%
Japan	1.4%
Other#	3.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Self-Driving EV and Tech ETF
Annual Shareholder Report — July 31, 2025
IDRV-07/25-AR

(b) Not applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-six series of the registrant for which the fiscal year-end is July 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $624,000 for the fiscal year ended July 31, 2024 and $577,000 for the fiscal year ended July 31, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2024 and July 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $349,200 for the fiscal year ended July 31, 2024 and $349,200 for the fiscal year ended July 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2024 and July 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $349,200 for the fiscal year ended July 31, 2024 and $349,200 for the fiscal year ended July 31, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

John E. Martinez

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares China Large-Cap ETF | FXI | NYSE Arca
• iShares MSCI China A ETF | CNYA | Cboe BZX Exchange

2

Schedule of Investments
July 31, 2025
iShares® China Large-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
SF Holding Co. Ltd.(a)	984,200	$5,471,427
Automobiles — 5.5%
BYD Co. Ltd., Class H	16,412,000	239,629,132
Great Wall Motor Co. Ltd., Class H(a)	12,886,500	21,029,839
Li Auto Inc., Class A(b)	6,823,000	89,324,707
		349,983,678
Banks — 20.4%
Agricultural Bank of China Ltd., Class H	174,068,000	114,034,741
Bank of China Ltd., Class H	383,772,000	221,518,283
Bank of Communications Co. Ltd., Class H	41,244,200	37,155,555
China CITIC Bank Corp. Ltd., Class H	50,458,000	46,881,607
China Construction Bank Corp., Class H	383,057,320	391,792,247
China Everbright Bank Co. Ltd., Class H	17,623,000	8,281,306
China Merchants Bank Co. Ltd., Class H	21,429,438	139,058,678
China Minsheng Banking Corp. Ltd., Class H	36,730,100	22,107,426
Industrial & Commercial Bank of China Ltd., Class H	354,809,995	271,864,186
Postal Savings Bank of China Co. Ltd., Class H(c)	53,461,000	37,765,402
		1,290,459,431
Beverages — 0.9%
Nongfu Spring Co. Ltd., Class H(c)	10,140,600	58,588,781
Biotechnology — 1.8%
BeOne Medicines Ltd.(b)	4,930,200	112,085,195
Broadline Retail — 12.5%
Alibaba Group Holding Ltd.	38,649,000	581,078,646
JD.com Inc., Class A	13,436,150	211,779,693
		792,858,339
Capital Markets — 1.2%
CITIC Securities Co. Ltd., Class H	9,001,200	31,626,549
CSC Financial Co. Ltd., Class H(c)	4,610,500	7,369,194
Guotai Haitong Securities Co. Ltd., Class H(c)	16,055,000	34,658,393
		73,654,136
Communications Equipment — 0.2%
ZTE Corp., Class H(a)	4,278,200	13,498,635
Diversified Telecommunication Services — 0.6%
China Tower Corp. Ltd., Class H(c)	26,447,600	37,008,521
Entertainment — 3.7%
NetEase Inc.	9,040,900	236,349,371
Hotels, Restaurants & Leisure — 8.6%
Meituan, Class B(b)(c)	21,204,720	327,136,647
Trip.com Group Ltd.	3,514,950	218,216,673
		545,353,320
Household Durables — 1.2%
Haier Smart Home Co. Ltd., Class A	13,122,600	41,341,130
Midea Group Co. Ltd., Class H	3,454,600	33,472,377
		74,813,507
Independent Power and Renewable Electricity Producers — 0.3%
CGN Power Co. Ltd., Class H(c)	58,431,000	21,950,897
Industrial Conglomerates — 0.7%
CITIC Ltd.	27,995,000	41,997,346
Insurance — 8.6%
China Life Insurance Co. Ltd., Class H	42,138,000	121,720,224
China Pacific Insurance Group Co. Ltd., Class H	14,597,800	58,791,414
Security	Shares	Value
Insurance (continued)
People's Insurance Co. Group of China Ltd. (The), Class H	49,464,000	$38,001,603
PICC Property & Casualty Co. Ltd., Class H	39,072,000	81,097,127
Ping An Insurance Group Co. of China Ltd., Class H	35,503,000	243,740,903
		543,351,271
Interactive Media & Services — 14.0%
Baidu Inc., Class A(b)	12,387,150	135,531,947
Kuaishou Technology(b)(c)	15,747,000	153,754,515
Tencent Holdings Ltd.	8,487,600	594,235,527
		883,521,989
Life Sciences Tools & Services — 0.3%
WuXi AppTec Co. Ltd., Class H(a)(c)	1,686,552	22,497,286
Machinery — 0.3%
CRRC Corp. Ltd., Class H	23,738,000	16,449,427
Marine Transportation — 0.5%
Cosco Shipping Holdings Co. Ltd., Class H	15,802,600	28,886,207
Metals & Mining — 1.8%
CMOC Group Ltd., Class H	20,595,000	23,378,061
Zijin Mining Group Co. Ltd., Class H	33,800,000	89,626,065
		113,004,126
Oil, Gas & Consumable Fuels — 4.3%
China Petroleum & Chemical Corp., Class H	130,282,600	76,452,734
China Shenhua Energy Co. Ltd., Class H	19,126,000	82,894,925
PetroChina Co. Ltd., Class H	117,828,000	115,145,199
		274,492,858
Real Estate Management & Development — 0.9%
China Resources Land Ltd.	16,333,333	59,893,796
Specialty Retail — 1.9%
Pop Mart International Group Ltd.(c)	3,769,200	117,575,918
Technology Hardware, Storage & Peripherals — 7.7%
Xiaomi Corp., Class B(b)(c)	72,494,600	487,740,067
Textiles, Apparel & Luxury Goods — 1.3%
ANTA Sports Products Ltd.	7,041,000	80,817,190
Total Long-Term Investments — 99.3% (Cost: $5,929,574,523)		6,282,302,719
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	33,089,438	33,102,674
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	6,930,000	6,930,000
Total Short-Term Securities — 0.6% (Cost: $40,032,493)		40,032,674
Total Investments — 99.9% (Cost: $5,969,607,016)		6,322,335,393
Other Assets Less Liabilities — 0.1%		3,182,162
Net Assets — 100.0%		$6,325,517,555

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® China Large-Cap ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,232,848	$21,880,168 (a)	$—	$(8,832)	$(1,510)	$33,102,674	33,089,438	$1,005,393 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,100,000	2,830,000 (a)	—	—	—	6,930,000	6,930,000	204,760	—
				$(8,832)	$(1,510)	$40,032,674		$1,210,153	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50 Index	1,217	08/28/25	$41,511	$(1,439,004)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,439,004	$—	$—	$—	$1,439,004

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$9,943,265	$—	$—	$—	$9,943,265
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,562,810)	$—	$—	$—	$(1,562,810)
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2025
iShares® China Large-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$27,865,308
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$6,282,302,719	$—	$6,282,302,719
Short-Term Securities
Money Market Funds	40,032,674	—	—	40,032,674
	$40,032,674	$6,282,302,719	$—	$6,322,335,393
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,439,004)	$—	$(1,439,004)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AECC Aviation Power Co. Ltd., Class A	93,598	$549,462
Avicopter PLC, Class A	30,399	166,639
Kuang-Chi Technologies Co. Ltd., Class A	67,040	378,852
		1,094,953
Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	173,415	1,104,232
YTO Express Group Co. Ltd., Class A	122,744	250,351
		1,354,583
Automobile Components — 1.1%
Bethel Automotive Safety Systems Co. Ltd., Class A	21,920	142,732
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	8,697	142,743
Fuyao Glass Industry Group Co. Ltd., Class A	66,500	503,344
Huayu Automotive Systems Co. Ltd., Class A	107,200	260,714
Huizhou Desay Sv Automotive Co. Ltd., Class A	20,400	286,462
Ningbo Tuopu Group Co. Ltd., Class A	61,137	387,815
Sailun Group Co. Ltd., Class A	119,700	213,466
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	79,800	182,481
		2,119,757
Automobiles — 3.1%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	79,800	546,548
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	199,500	223,952
BYD Co. Ltd., Class A	191,018	2,770,817
Chongqing Changan Automobile Co. Ltd., Class A	295,638	526,184
Great Wall Motor Co. Ltd., Class A	93,163	278,822
Guangzhou Automobile Group Co. Ltd., Class A	212,800	222,231
SAIC Motor Corp. Ltd., Class A	266,806	633,940
Seres Group Co. Ltd., Class A	58,300	1,022,222
		6,224,716
Banks — 14.4%
Agricultural Bank of China Ltd., Class A	3,005,800	2,624,878
Bank of Beijing Co. Ltd., Class A	739,300	661,092
Bank of Changsha Co. Ltd., Class A	146,700	200,836
Bank of Chengdu Co. Ltd., Class A	146,577	375,154
Bank of China Ltd., Class A	1,396,500	1,074,982
Bank of Communications Co. Ltd., Class A	1,875,302	1,988,444
Bank of Hangzhou Co. Ltd., Class A	226,188	502,949
Bank of Jiangsu Co. Ltd., Class A	651,700	1,020,614
Bank of Nanjing Co. Ltd., Class A	387,380	616,343
Bank of Ningbo Co. Ltd., Class A	230,221	888,516
Bank of Shanghai Co. Ltd., Class A	505,869	717,355
Bank of Suzhou Co. Ltd., Class A	159,600	188,860
China Construction Bank Corp., Class A	744,800	971,644
China Everbright Bank Co. Ltd., Class A	1,635,900	918,295
China Merchants Bank Co. Ltd., Class A	731,502	4,506,531
China Minsheng Banking Corp. Ltd., Class A	1,251,480	847,810
China Zheshang Bank Co. Ltd., Class A	758,100	356,136
Chongqing Rural Commercial Bank Co. Ltd., Class A	310,030	291,374
CNPC Capital Co. Ltd., Class A	292,940	350,458
Huaxia Bank Co. Ltd., Class A	465,760	513,121
Industrial & Commercial Bank of China Ltd., Class A	2,212,600	2,318,851
Industrial Bank Co. Ltd., Class A	731,547	2,293,471
Ping An Bank Co. Ltd., Class A	678,756	1,150,308
Postal Savings Bank of China Co. Ltd., Class A	1,064,000	846,493
Shanghai Pudong Development Bank Co. Ltd., Class A	1,034,020	1,834,329
Shanghai Rural Commercial Bank Co. Ltd., Class A	345,800	435,913
		28,494,757
Security	Shares	Value
Beverages — 7.7%
Anhui Gujing Distillery Co. Ltd., Class A	14,199	$270,989
Anhui Yingjia Distillery Co. Ltd., Class A	26,600	151,121
Beijing Yanjing Brewery Co. Ltd., Class A	93,100	160,283
Chongqing Brewery Co. Ltd., Class A	17,295	132,388
Eastroc Beverage Group Co. Ltd., Class A	17,780	693,252
Jiangsu King's Luck Brewery JSC Ltd., Class A	39,940	217,516
Jiangsu Yanghe Distillery Co. Ltd., Class A	53,200	497,086
Kweichow Moutai Co. Ltd., Class A	44,089	8,676,586
Luzhou Laojiao Co. Ltd., Class A	53,200	905,451
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	43,841	1,086,750
Tsingtao Brewery Co. Ltd., Class A	26,600	250,077
Wuliangye Yibin Co. Ltd., Class A	136,914	2,297,160
		15,338,659
Biotechnology — 0.7%
Beijing Tiantan Biological Products Corp. Ltd., Class A	68,060	188,884
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(a)	40,877	331,289
Chongqing Zhifei Biological Products Co. Ltd., Class A	84,100	279,246
Hualan Biological Engineering Inc., Class A	66,552	152,893
Imeik Technology Development Co. Ltd., Class A	9,320	239,025
Shanghai RAAS Blood Products Co. Ltd., Class A	239,400	228,682
		1,420,019
Broadline Retail — 0.1%
CCOOP Group Co. Ltd., Class A(a)	638,400	203,777
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	54,000	195,105
Capital Markets — 7.5%
BOC International China Co. Ltd., Class A	93,500	197,103
Caitong Securities Co. Ltd., Class A	160,051	179,296
Capital Securities Co. Ltd., Class A	66,500	183,775
Changjiang Securities Co. Ltd., Class A	199,900	203,782
China Galaxy Securities Co. Ltd., Class A	252,700	601,002
China Great Wall Securities Co. Ltd., Class A	146,700	178,975
China International Capital Corp. Ltd., Class A	108,000	540,721
China Merchants Securities Co. Ltd., Class A	266,607	659,235
CITIC Securities Co. Ltd., Class A	426,270	1,711,032
CSC Financial Co. Ltd., Class A	147,139	520,634
Dongxing Securities Co. Ltd., Class A	119,739	184,644
East Money Information Co. Ltd., Class A	553,839	1,777,781
Everbright Securities Co. Ltd., Class A	133,400	335,557
Founder Securities Co. Ltd., Class A	292,800	328,710
GF Securities Co. Ltd., Class A	213,200	566,030
Guolian Securities Co. Ltd., Class A	120,100	186,356
Guosen Securities Co. Ltd., Class A	226,100	415,090
Guotai Haitong Securities Co. Ltd.	492,145	1,382,147
Guoyuan Securities Co. Ltd., Class A	159,644	187,767
Hithink RoyalFlush Information Network Co. Ltd., Class A	18,300	716,375
Huatai Securities Co. Ltd., Class A	254,300	705,353
Industrial Securities Co. Ltd., Class A	310,008	279,084
Nanjing Securities Co. Ltd., Class A	133,400	151,979
Orient Securities Co. Ltd., Class A	260,921	406,214
SDIC Capital Co. Ltd., Class A	228,500	239,057
Shenwan Hongyuan Group Co. Ltd., Class A	787,900	577,727
Sinolink Securities Co. Ltd., Class A	133,400	171,466
SooChow Securities Co. Ltd., Class A	173,260	229,182
Southwest Securities Co. Ltd., Class A	239,800	150,565
Tianfeng Securities Co. Ltd., Class A(a)	359,100	263,786
Western Securities Co. Ltd., Class A	160,820	186,413
Zheshang Securities Co. Ltd., Class A	160,427	252,266
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Zhongtai Securities Co. Ltd., Class A	239,400	$221,196
		14,890,300
Chemicals — 3.8%
Ganfeng Lithium Group Co. Ltd., Class A	58,070	289,216
Guangzhou Tinci Materials Technology Co. Ltd., Class A	66,520	173,707
Hengli Petrochemical Co. Ltd., Class A	253,715	542,822
Hoshine Silicon Industry Co. Ltd., Class A	26,600	193,959
Huafon Chemical Co. Ltd., Class A	173,500	180,329
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	305,900	225,989
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	239,400	296,022
Jiangsu Yoke Technology Co. Ltd., Class A	13,300	101,489
LB Group Co. Ltd., Class A	80,209	189,248
Meihua Holdings Group Co. Ltd., Class A	106,400	165,879
Ningxia Baofeng Energy Group Co. Ltd., Class A	253,300	545,064
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	186,250	465,059
Rongsheng Petrochemical Co. Ltd., Class A	359,101	454,426
Satellite Chemical Co. Ltd., Class A	119,777	322,953
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	80,660	267,787
Shanghai Putailai New Energy Technology Co. Ltd., Class A	75,214	182,356
Tianqi Lithium Corp., Class A(a)	53,200	281,141
Wanhua Chemical Group Co. Ltd., Class A	115,100	992,271
Yunnan Energy New Material Co. Ltd., Class A(a)	39,915	163,272
Yunnan Yuntianhua Co. Ltd., Class A	66,500	226,983
Zangge Mining Co. Ltd., Class A	56,200	357,394
Zhejiang Juhua Co. Ltd., Class A	93,500	345,997
Zhejiang Longsheng Group Co. Ltd., Class A	120,100	176,105
Zhejiang NHU Co. Ltd., Class A	106,568	330,614
		7,470,082
Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery Inc., Class A	39,900	170,191
Zhejiang Weiming Environment Protection Co. Ltd., Class A	66,513	175,443
		345,634
Communications Equipment — 1.4%
Guangzhou Haige Communications Group Inc. Co., Class A	93,100	170,535
Hengtong Optic-Electric Co. Ltd., Class A	86,100	189,790
Suzhou TFC Optical Communication Co. Ltd., Class A	29,392	426,674
Yealink Network Technology Corp. Ltd., Class A	39,977	185,390
Zhongji Innolight Co. Ltd., Class A	39,943	1,194,852
ZTE Corp., Class A	140,200	664,569
		2,831,810
Construction & Engineering — 1.7%
China Energy Engineering Corp. Ltd., Class A	1,143,800	410,377
China National Chemical Engineering Co. Ltd., Class A	213,010	235,654
China Railway Group Ltd., Class A	719,200	567,017
China State Construction Engineering Corp. Ltd., Class A	1,451,300	1,137,709
Metallurgical Corp. of China Ltd., Class A	625,100	262,242
Power Construction Corp. of China Ltd., Class A	611,800	578,547
Sichuan Road & Bridge Group Co. Ltd., Class A	213,200	245,450
		3,436,996
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	146,300	477,374
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	42,900	71,532
Security	Shares	Value
Construction Materials (continued)
China Jushi Co. Ltd., Class A	146,650	$251,496
		800,402
Consumer Staples Distribution & Retail — 0.2%
Yifeng Pharmacy Chain Co. Ltd., Class A	40,139	131,681
Yonghui Superstores Co. Ltd., Class A(a)	319,200	207,813
		339,494
Distributors — 0.3%
Zhejiang China Commodities City Group Co. Ltd., Class A	194,600	573,668
Electrical Equipment — 5.9%
China XD Electric Co. Ltd., Class A	186,200	168,961
CNGR Advanced Material Co. Ltd., Class A	39,960	186,383
Contemporary Amperex Technology Co. Ltd., Class A	153,667	5,611,977
Dongfang Electric Corp. Ltd., Class A	106,490	297,574
Eve Energy Co. Ltd., Class A	66,582	407,263
GEM Co. Ltd., Class A	186,296	166,256
Goldwind Science & Technology Co. Ltd., Class A	133,951	178,867
Goneo Group Co. Ltd., Class A	26,671	174,180
Gotion High-tech Co. Ltd., Class A	68,000	274,993
Jiangsu Zhongtian Technology Co. Ltd., Class A	120,700	231,347
NARI Technology Co. Ltd., Class A	279,788	848,418
Ningbo Deye Technology Co. Ltd., Class A	32,489	229,842
Ningbo Orient Wires & Cables Co. Ltd., Class A	26,600	174,543
Ningbo Sanxing Medical Electric Co. Ltd., Class A	53,600	166,878
Shanghai Electric Group Co. Ltd., Class A(a)	441,350	476,694
Sieyuan Electric Co. Ltd., Class A	27,400	295,940
Sungrow Power Supply Co. Ltd., Class A	73,920	736,015
Sunwoda Electronic Co. Ltd., Class A	66,799	198,728
TBEA Co. Ltd., Class A	172,920	323,680
Zhejiang Chint Electrics Co. Ltd., Class A	79,800	251,157
Zhejiang Huayou Cobalt Co. Ltd., Class A	57,912	353,613
		11,753,309
Electronic Equipment, Instruments & Components — 6.6%
Accelink Technologies Co. Ltd., Class A	26,600	190,716
Avary Holding Shenzhen Co. Ltd., Class A	82,800	605,339
BOE Technology Group Co. Ltd., Class A	1,303,428	729,130
Chaozhou Three-Circle Group Co. Ltd., Class A	67,100	307,290
China Railway Signal & Communication Corp. Ltd., Class A	266,000	194,798
Eoptolink Technology Inc. Ltd., Class A	34,980	908,426
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	478,800	169,705
Foxconn Industrial Internet Co. Ltd., Class A	465,506	2,217,955
GoerTek Inc., Class A	120,504	381,981
Huagong Tech Co. Ltd., Class A	39,900	278,305
Lens Technology Co. Ltd., Class A	173,300	545,060
Lingyi iTech Guangdong Co., Class A	241,800	299,912
Luxshare Precision Industry Co. Ltd., Class A	252,968	1,276,944
Maxscend Microelectronics Co. Ltd., Class A	20,556	211,134
OFILM Group Co. Ltd., Class A(a)	119,700	186,796
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	8,704	158,094
Shengyi Technology Co. Ltd., Class A	79,882	472,601
Shennan Circuits Co. Ltd., Class A	24,047	471,677
SUPCON Technology Co. Ltd., Class A	26,628	175,952
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	60,300	485,089
TCL Technology Group Corp., Class A	655,581	399,332
Unisplendour Corp. Ltd., Class A	96,591	329,486
Victory Giant Technology Huizhou Co. Ltd., Class A	28,900	763,970
Wingtech Technology Co. Ltd., Class A	45,811	234,311
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Wuhan Guide Infrared Co. Ltd., Class A(a)	149,904	$243,805
WUS Printed Circuit Kunshan Co. Ltd., Class A	66,550	515,841
Zhejiang Dahua Technology Co. Ltd., Class A	119,700	269,272
		13,022,921
Energy Equipment & Services — 0.2%
CNOOC Energy Technology & Services Ltd., Class A	241,674	135,767
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	39,985	215,506
		351,273
Entertainment — 0.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	80,093	183,923
Beijing Enlight Media Co. Ltd., Class A	106,400	290,973
Mango Excellent Media Co. Ltd., Class A	68,880	209,916
		684,812
Food Products — 2.6%
Angel Yeast Co. Ltd., Class A	30,496	145,037
Foshan Haitian Flavouring & Food Co. Ltd., Class A	160,019	849,416
Guangdong Haid Group Co. Ltd., Class A	53,699	420,169
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	51,400	151,415
Henan Shuanghui Investment & Development Co. Ltd., Class A	120,100	410,914
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	226,844	861,381
Muyuan Foods Co. Ltd., Class A	186,259	1,195,382
New Hope Liuhe Co. Ltd., Class A	171,100	227,789
Wens Foodstuff Group Co. Ltd., Class A	239,446	573,821
Yihai Kerry Arawana Holdings Co. Ltd., Class A	54,000	225,924
		5,061,248
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	94,300	240,952
Ground Transportation — 1.0%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,730,200	1,293,710
Daqin Railway Co. Ltd., Class A	704,900	638,677
		1,932,387
Health Care Equipment & Supplies — 1.2%
APT Medical Inc., Class A	4,383	172,589
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	40,500	195,563
Shanghai United Imaging Healthcare Co. Ltd., Class A	27,572	509,673
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	43,034	1,376,938
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	26,600	204,547
		2,459,310
Health Care Providers & Services — 0.7%
Aier Eye Hospital Group Co. Ltd., Class A	332,581	590,887
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	53,600	199,472
Huadong Medicine Co. Ltd., Class A	66,525	408,958
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	93,509	246,858
		1,446,175
Household Durables — 1.7%
Beijing Roborock Technology Co. Ltd., Class A	7,974	190,871
Ecovacs Robotics Co. Ltd., Class A	21,700	239,166
Gree Electric Appliances Inc. of Zhuhai, Class A	97,000	613,032
Haier Smart Home Co. Ltd., Class A	226,100	776,788
Midea Group Co. Ltd., Class A	119,700	1,162,530
Oppein Home Group Inc., Class A	16,783	119,830
Sichuan Changhong Electric Co. Ltd., Class A	159,600	218,124
Security	Shares	Value
Household Durables (continued)
Zhejiang Supor Co. Ltd., Class A	17,198	$123,616
		3,443,957
Independent Power and Renewable Electricity Producers — 4.1%
CGN Power Co. Ltd., Class A	558,600	284,819
China National Nuclear Power Co. Ltd., Class A	731,547	931,923
China Three Gorges Renewables Group Co. Ltd., Class A	1,010,800	606,814
China Yangtze Power Co. Ltd., Class A	864,588	3,339,185
Datang International Power Generation Co. Ltd., Class A	439,700	207,420
GD Power Development Co. Ltd., Class A	625,100	396,827
Huadian Power International Corp. Ltd., Class A	305,900	224,861
Huaneng Lancang River Hydropower Inc., Class A	191,800	246,983
Huaneng Power International Inc., Class A	320,800	325,887
SDIC Power Holdings Co. Ltd., Class A	279,700	610,746
Shenergy Co. Ltd., Class A	172,900	195,749
Sichuan Chuantou Energy Co. Ltd., Class A	173,100	374,172
Wintime Energy Group Co. Ltd., Class A	784,700	155,233
Zhejiang Zheneng Electric Power Co. Ltd., Class A	399,000	286,991
		8,187,610
Insurance — 3.0%
China Life Insurance Co. Ltd., Class A	93,900	531,965
China Pacific Insurance Group Co. Ltd., Class A	239,416	1,241,464
New China Life Insurance Co. Ltd., Class A	79,800	736,529
People's Insurance Co. Group of China Ltd. (The), Class A	333,800	377,967
Ping An Insurance Group Co. of China Ltd., Class A	372,423	3,025,608
		5,913,533
Interactive Media & Services — 0.1%
Kunlun Tech Co. Ltd., Class A(a)	40,100	199,053
IT Services — 0.3%
Isoftstone Information Technology Group Co. Ltd., Class A	33,350	252,851
Range Intelligent Computing Technology Group Co. Ltd., Class A	54,780	376,490
		629,341
Life Sciences Tools & Services — 0.8%
Hangzhou Tigermed Consulting Co. Ltd., Class A	13,304	125,176
Pharmaron Beijing Co. Ltd., Class A	53,250	228,129
WuXi AppTec Co. Ltd., Class A	88,348	1,170,913
		1,524,218
Machinery — 2.8%
China CSSC Holdings Ltd., Class A	159,600	758,712
CRRC Corp. Ltd., Class A	856,190	874,439
Jiangsu Hengli Hydraulic Co. Ltd., Class A	45,424	462,958
Sany Heavy Industry Co. Ltd., Class A	305,950	844,790
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	26,600	206,232
Shenzhen Inovance Technology Co. Ltd., Class A	45,361	396,830
Weichai Power Co. Ltd., Class A	239,400	501,299
XCMG Construction Machinery Co. Ltd., Class A	413,700	480,571
Yutong Bus Co. Ltd., Class A	80,000	276,167
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	66,600	243,422
Zhuzhou CRRC Times Electric Co. Ltd., Class A	26,669	161,264
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	252,750	257,181
		5,463,865
Marine Transportation — 0.5%
Cosco Shipping Holdings Co. Ltd., Class A	452,250	977,986
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.3%
Focus Media Information Technology Co. Ltd., Class A	506,260	$525,454
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	93,100	140,837
		666,291
Metals & Mining — 4.9%
Aluminum Corp. of China Ltd., Class A	467,016	478,998
Baoshan Iron & Steel Co. Ltd., Class A	774,670	787,806
Chifeng Jilong Gold Mining Co. Ltd., Class A	56,200	178,297
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	129,000	670,364
China Rare Earth Resources & Technology Co. Ltd., Class A(a)	39,900	234,027
Citic Pacific Special Steel Group Co. Ltd., Class A	119,700	214,322
CMOC Group Ltd., Class A	612,800	757,852
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	79,800	195,228
Huaibei Mining Holdings Co. Ltd., Class A	93,100	158,443
Hunan Valin Steel Co. Ltd., Class A	242,540	190,090
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,596,000	594,654
Jiangxi Copper Co. Ltd., Class A	66,900	207,898
Jinduicheng Molybdenum Co. Ltd., Class A	107,400	191,404
Nanjing Iron & Steel Co. Ltd., Class A	212,800	134,014
Shandong Gold Mining Co. Ltd., Class A	133,028	541,369
Shandong Nanshan Aluminum Co. Ltd., Class A	412,300	224,115
Shanjin International Gold Co. Ltd., Class A	93,120	232,407
Tianshan Aluminum Group Co. Ltd., Class A	163,100	205,684
Tongling Nonferrous Metals Group Co. Ltd., Class A	453,000	217,874
Western Mining Co. Ltd., Class A	79,800	184,400
Western Superconducting Technologies Co. Ltd., Class A	28,299	213,601
Xiamen Tungsten Co. Ltd., Class A	53,698	172,579
Yunnan Aluminium Co. Ltd., Class A	119,900	257,625
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	186,200	140,831
Zhongjin Gold Corp. Ltd., Class A	172,900	343,134
Zijin Mining Group Co. Ltd., Class A	731,575	1,935,882
		9,662,898
Oil, Gas & Consumable Fuels — 2.8%
China Merchants Energy Shipping Co. Ltd., Class A	284,300	238,395
China Petroleum & Chemical Corp., Class A	1,144,843	953,064
China Shenhua Energy Co. Ltd., Class A	226,199	1,195,144
Cosco Shipping Energy Transportation Co. Ltd., Class A	119,749	166,788
Guanghui Energy Co. Ltd., Class A	227,283	170,511
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	79,800	222,578
PetroChina Co. Ltd., Class A	758,100	932,073
Shaanxi Coal Industry Co. Ltd., Class A	345,801	964,306
Shanxi Coking Coal Energy Group Co. Ltd., Class A	199,560	194,886
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	106,940	203,206
Yankuang Energy Group Co. Ltd., Class A	212,885	371,923
		5,612,874
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	93,900	181,123
Passenger Airlines — 0.9%
Air China Ltd., Class A(a)	452,200	455,210
China Eastern Airlines Corp. Ltd., Class A(a)	599,300	314,603
China Southern Airlines Co. Ltd., Class A(a)	399,024	313,191
Hainan Airlines Holding Co. Ltd., Class A(a)	1,516,200	310,760
Juneyao Airlines Co. Ltd., Class A	81,000	137,234
Spring Airlines Co. Ltd., Class A	35,700	258,351
		1,789,349
Security	Shares	Value
Pharmaceuticals — 3.0%
Beijing Tong Ren Tang Co. Ltd., Class A	50,400	$251,425
Changchun High-Tech Industry Group Co. Ltd., Class A	15,040	219,422
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	53,720	233,091
CSPC Innovation Pharmaceutical Co. Ltd., Class A	53,240	397,255
Dong-E-E-Jiao Co. Ltd., Class A	26,600	190,387
Haisco Pharmaceutical Group Co. Ltd., Class A	26,600	204,833
Humanwell Healthcare Group Co. Ltd., Class A	53,200	160,608
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	227,282	1,981,554
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	79,863	305,718
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	40,400	279,320
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	6,185	263,033
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	53,600	280,403
Yunnan Baiyao Group Co. Ltd., Class A	66,560	517,140
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	20,099	554,723
		5,838,912
Real Estate Management & Development — 0.9%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	323,100	389,361
China Vanke Co. Ltd., Class A(a)	345,800	308,252
Hainan Airport Infrastructure Co. Ltd., Class A	399,000	216,803
Poly Developments and Holdings Group Co. Ltd., Class A	425,631	470,327
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	54,800	244,246
Youngor Fashion Co. Ltd., Class A	159,694	162,548
		1,791,537
Semiconductors & Semiconductor Equipment — 6.9%
ACM Research Shanghai Inc., Class A	9,379	161,916
Advanced Micro-Fabrication Equipment Inc./China, Class A	21,861	597,589
Amlogic Shanghai Co. Ltd., Class A(a)	16,851	168,220
Bestechnic Shanghai Co. Ltd., Class A	5,182	172,104
Cambricon Technologies Corp. Ltd., Class A(a)	14,645	1,434,450
China Resources Microelectronics Ltd., Class A	40,200	259,088
CSI Solar Co. Ltd., Class A	133,884	165,514
Flat Glass Group Co. Ltd., Class A	66,900	150,546
GalaxyCore Inc., Class A	76,200	161,158
GigaDevice Semiconductor Inc., Class A	22,157	370,655
Hangzhou First Applied Material Co. Ltd., Class A	89,454	181,065
Hangzhou Silan Microelectronics Co. Ltd., Class A	66,500	235,152
Hwatsing Technology Co. Ltd., Class A	10,845	165,522
Hygon Information Technology Co. Ltd., Class A	82,610	1,587,099
Ingenic Semiconductor Co. Ltd., Class A	15,900	146,373
JA Solar Technology Co. Ltd., Class A(a)	119,780	183,249
JCET Group Co. Ltd., Class A	66,500	322,122
Jinko Solar Co. Ltd., Class A(a)	345,800	250,217
LONGi Green Energy Technology Co. Ltd., Class A(a)	266,046	580,291
Loongson Technology Corp. Ltd., Class A(a)	11,043	200,235
Montage Technology Co. Ltd., Class A	38,352	450,405
National Silicon Industry Group Co. Ltd., Class A	95,000	244,167
NAURA Technology Group Co. Ltd., Class A	25,130	1,164,249
Nexchip Semiconductor Corp., Class A	74,572	224,481
OmniVision Integrated Circuits Group Inc.	43,355	725,327
Piotech Inc., Class A	8,574	201,873
Rockchip Electronics Co. Ltd., Class A	13,900	310,931
Sanan Optoelectronics Co. Ltd., Class A	172,900	299,042
SG Micro Corp., Class A	24,253	239,014
Shenzhen Goodix Technology Co. Ltd., Class A	18,700	191,457
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	146,323	$165,066
Tianshui Huatian Technology Co. Ltd., Class A	119,700	165,808
TongFu Microelectronics Co. Ltd., Class A	53,200	206,736
Tongwei Co. Ltd., Class A(a)	159,693	451,562
Trina Solar Co. Ltd., Class A(a)	79,800	171,159
Unigroup Guoxin Microelectronics Co. Ltd., Class A	30,079	289,045
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	15,452	211,840
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	67,662	242,403
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	39,901	153,858
		13,600,988
Software — 1.6%
360 Security Technology Inc., Class A	249,100	389,533
Beijing Kingsoft Office Software Inc., Class A	16,247	703,657
China National Software & Service Co. Ltd., Class A(a)	39,920	261,339
Empyrean Technology Co. Ltd., Class A	13,700	208,277
Hundsun Technologies Inc., Class A	67,282	336,117
Iflytek Co. Ltd., Class A	79,850	538,657
Jiangsu Hoperun Software Co. Ltd., Class A(a)	26,600	194,766
Shanghai Baosight Software Co. Ltd., Class A	79,905	273,359
Yonyou Network Technology Co. Ltd., Class A(a)	119,949	262,432
		3,168,137
Specialty Retail — 0.4%
China Tourism Group Duty Free Corp. Ltd., Class A	66,541	598,218
HLA Group Corp. Ltd., Class A	173,209	163,521
		761,739
Technology Hardware, Storage & Peripherals — 1.0%
Anker Innovations Technology Co. Ltd., Class A	19,810	339,269
China Greatwall Technology Group Co. Ltd., Class A(a)	107,300	224,059
GRG Banking Equipment Co. Ltd., Class A	79,800	146,101
Huaqin Technology Co. Ltd., Class A	26,600	302,780
IEIT Systems Co. Ltd., Class A	54,660	420,872
Ninestar Corp., Class A(a)	53,410	173,947
Shenzhen Transsion Holdings Co. Ltd., Class A	41,598	438,353
		2,045,381
Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	106,600	149,845
Security	Shares	Value
Transportation Infrastructure — 0.3%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	200,300	$311,425
Liaoning Port Co. Ltd., Class A	665,000	140,796
Shanghai International Airport Co. Ltd., Class A	39,922	177,905
		630,126
Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,103,900	819,027
Total Common Stocks — 99.5% (Cost: $132,998,565)		197,144,889
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(b)	26,763	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $132,998,565)		197,144,889
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	670,000	670,000
Total Short-Term Securities — 0.4% (Cost: $670,000)		670,000
Total Investments — 99.9% (Cost: $133,668,565)		197,814,889
Other Assets Less Liabilities — 0.1%		276,517
Net Assets — 100.0%		$198,091,406

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$170,000	$500,000 (a)	$—	$—	$—	$670,000	670,000	$75,809	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI China A ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	60	08/28/25	$825	$(12,297)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$12,297	$—	$—	$—	$12,297

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$9,636	$—	$—	$—	$9,636
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(11,998)	$—	$—	$—	$(11,998)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$796,110
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$435,913	$196,708,976	$—	$197,144,889
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	670,000	—	—	670,000
	$1,105,913	$196,708,976	$—	$197,814,889
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI China A ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(12,297)	$—	$(12,297)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities
July 31, 2025

	iShares China Large-Cap ETF	iShares MSCI China A ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$6,282,302,719	$197,144,889
Investments, at value—affiliated(c)	40,032,674	670,000
Cash	3,182	4,779
Cash pledged for futures contracts	3,381,000	60,000
Foreign currency, at value(d)	11,466,347	314,811
Receivables:
Securities lending income—affiliated	25,748	—
Dividends—unaffiliated	25,988,701	32,402
Dividends—affiliated	24,173	7,793
Total assets	6,363,224,544	198,234,674
LIABILITIES
Collateral on securities loaned, at value	32,986,572	—
Payables:
Investments purchased	—	27,448
Investment advisory fees	3,953,348	100,004
Variation margin on futures contracts	767,069	15,816
Total liabilities	37,706,989	143,268
Commitments and contingent liabilities
NET ASSETS	$6,325,517,555	$198,091,406
NET ASSETS CONSIST OF
Paid-in capital	$10,376,054,460	$285,174,949
Accumulated loss	(4,050,536,905)	(87,083,543)
NET ASSETS	$6,325,517,555	$198,091,406
NET ASSET VALUE
Shares outstanding	169,050,000	6,650,000
Net asset value	$37.42	$29.79
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$5,929,574,523	$132,998,565
(b) Securities loaned, at value	$31,023,685	$—
(c) Investments, at cost—affiliated	$40,032,493	$670,000
(d) Foreign currency, at cost	$11,466,261	$316,204
See notes to financial statements.
13
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2025

	iShares China Large-Cap ETF	iShares MSCI China A ETF
INVESTMENT INCOME
Dividends—unaffiliated	$186,408,799	$6,117,394
Dividends—affiliated	204,760	75,809
Interest—unaffiliated	123,067	4,255
Securities lending income—affiliated—net	1,005,393	—
Foreign taxes withheld	(15,077,722)	(628,026)
Total investment income	172,664,297	5,569,432
EXPENSES
Investment advisory	49,053,297	1,534,902
Interest expense	1,827	18
Commitment costs	—	2,533
Total expenses	49,055,124	1,537,453
Net investment income	123,609,173	4,031,979
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(368,689,384)	(1,153,951)
Investments—affiliated	(8,832)	—
Foreign currency transactions	(162,552)	17,871
Futures contracts	9,943,265	9,636
In-kind redemptions—unaffiliated(a)	699,638,756	—
	340,721,253	(1,126,444)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,036,284,211	36,145,656
Investments—affiliated	(1,510)	—
Foreign currency translations	34,074	(1,985)
Futures contracts	(1,562,810)	(11,998)
	1,034,753,965	36,131,673
Net realized and unrealized gain	1,375,475,218	35,005,229
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,499,084,391	$39,037,208
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
14

Statements of Changes in Net Assets

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$123,609,173	$122,712,791	$4,031,979	$5,534,405
Net realized gain (loss)	340,721,253	(523,136,848)	(1,126,444)	(16,630,997)
Net change in unrealized appreciation (depreciation)	1,034,753,965	(333,532,527)	36,131,673	(35,415,814)
Net increase (decrease) in net assets resulting from operations	1,499,084,391	(733,956,584)	39,037,208	(46,512,406)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(191,855,178)	(126,376,186)	(6,847,580)	(8,466,171)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	768,896,613	(583,066,848)	(103,037,240)	(5,070,413)
NET ASSETS
Total increase (decrease) in net assets	2,076,125,826	(1,443,399,618)	(70,847,612)	(60,048,990)
Beginning of year	4,249,391,729	5,692,791,347	268,939,018	328,988,008
End of year	$6,325,517,555	$4,249,391,729	$198,091,406	$268,939,018

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$25.75	$30.39	$30.37	$40.36	$41.57
Net investment income(a)	0.60	0.67	0.62	0.75	0.88
Net realized and unrealized gain (loss)(b)	12.03	(4.62)	0.15	(10.16)	(1.26)
Net increase (decrease) from investment operations	12.63	(3.95)	0.77	(9.41)	(0.38)
Distributions from net investment income(c)	(0.96)	(0.69)	(0.75)	(0.58)	(0.83)
Net asset value, end of year	$37.42	$25.75	$30.39	$30.37	$40.36
Total Return(d)
Based on net asset value	49.48%	(12.73)%	2.71%	(23.54)%	(1.13)%
Ratios to Average Net Assets(e)
Total expenses	0.73%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.83%	2.63%	2.19%	2.12%	1.90%
Supplemental Data
Net assets, end of year (000)	$6,325,518	$4,249,392	$5,692,791	$5,293,695	$4,812,487
Portfolio turnover rate(f)	26%	18%	23%	29%	62%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
16

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$25.61	$31.18	$35.39	$41.70	$36.39
Net investment income(a)	0.44	0.61	0.54	0.46	0.52
Net realized and unrealized gain (loss)(b)	4.48	(5.07)	(3.92)	(6.29)	5.22
Net increase (decrease) from investment operations	4.92	(4.46)	(3.38)	(5.83)	5.74
Distributions from net investment income(c)	(0.74)	(1.11)	(0.83)	(0.48)	(0.43)
Net asset value, end of year	$29.79	$25.61	$31.18	$35.39	$41.70
Total Return(d)
Based on net asset value	19.34%	(14.19)%	(9.55)%	(14.18)%	15.79%
Ratios to Average Net Assets(e)
Total expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Total expenses after fees waived	0.60%	0.44%	0.24%	0.24%	0.24%
Net investment income	1.58%	2.28%	1.70%	1.15%	1.24%
Supplemental Data
Net assets, end of year (000)	$198,091	$268,939	$328,988	$550,305	$627,526
Portfolio turnover rate(f)	48%(g)	73%(g)	26%(g)	64%	38%(g)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	11%	15%	13%	—	24%
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
18

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
19
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
China Large-Cap
BNP Paribas SA	$2,223,705	$(2,223,705)	$—	$—
Goldman Sachs & Co. LLC	10,743,288	(10,743,288)	—	—
HSBC Bank PLC	6,310,428	(6,310,428)	—	—
JPMorgan Securities LLC	11,090,227	(11,090,227)	—	—
Morgan Stanley	656,037	(656,037)	—	—
	$31,023,685	$(31,023,685)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment
Notes to Financial Statements
20

Notes to Financial Statements  (continued)
of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54
For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
21
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
China Large-Cap	$230,358
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
China Large-Cap	$40,030,226	$67,511,848	$(15,642,979)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
China Large-Cap	$7,264,148,146	$1,667,536,434
MSCI China A	123,132,294	228,868,575
For the year ended July 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
China Large-Cap	$369,392,210	$5,200,832,802
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
China Large-Cap	$262,366,717	$ (262,366,717)
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
China Large-Cap
Ordinary income	$191,855,178	$126,376,186
MSCI China A
Ordinary income	$6,847,580	$8,466,171
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
China Large-Cap	$35,326,643	$(4,294,707,132)	$208,843,584	$(4,050,536,905)
MSCI China A	2,276,695	(139,451,097)	50,090,859	(87,083,543)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$6,113,488,629	$871,872,145	$(663,025,381)	$208,846,764
MSCI China A	147,710,188	53,244,908	(3,152,504)	50,092,404
9. LINE OF CREDIT
The iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party  to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose
23
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
China Large-Cap
Shares sold	186,450,000	$6,432,867,498	4,350,000	$99,261,615
Shares redeemed	(182,400,000)	(5,663,970,885)	(26,700,000)	(682,328,463)
	4,050,000	$768,896,613	(22,350,000)	$(583,066,848)
MSCI China A
Shares sold	3,400,000	$103,922,089	5,900,000	$153,259,514
Shares redeemed	(7,250,000)	(206,959,329)	(5,950,000)	(158,329,927)
	(3,850,000)	$(103,037,240)	(50,000)	$(5,070,413)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025,  the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares China Large-Cap ETF
iShares MSCI China A ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
26

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Dividend Income
China Large-Cap	$145,147,696
MSCI China A	5,855,108
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
China Large-Cap	$186,408,798	$20,583,586
MSCI China A	6,117,394	616,865
27
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares China Large-Cap ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Additional Information
28

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares China Large-Cap ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
29
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares China Large-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
30

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
31
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI China A ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
33
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
34

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
JSC	Joint Stock Company
35
2025 iShares Annual Financial Statements and Additional Information

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©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
• iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX Exchange
• iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca
• iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
• iShares MSCI EAFE ETF | EFA | NYSE Arca
• iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

2

Schedule of Investments
July 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ex U.S. ETF(a)	4,284,522	$258,185,296
Total Investment Companies (Cost: $211,696,573)		258,185,296
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	530,000	530,000
Total Short-Term Securities — 0.2% (Cost: $530,000)		530,000
Total Investments in Securities — 100.1% (Cost: $212,226,573)		258,715,296
Liabilities in Excess of Other Assets — (0.1)%		(147,281)
Net Assets — 100.0%		$258,568,015

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$102,844,413	$—	$(102,859,595)(b)	$15,373	$(191)	$—	—	$815,464 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	440,000 (b)	—	—	—	530,000	530,000	24,260	—
iShares MSCI ACWI ex U.S. ETF	229,636,751	81,681,543	(80,913,629)	11,060,257	16,720,374	258,185,296	4,284,522	6,860,124	—
				$11,075,630	$16,720,183	$258,715,296		$7,699,848	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	7,629,500	USD	1,358,626	Morgan Stanley & Co. International PLC	08/05/25	$3,547
BRL	7,629,500	USD	1,358,372	State Street Bank & Trust Company	08/05/25	3,801
CHF	12,128,000	USD	14,925,116	State Street Bank & Trust Company	08/05/25	6,247
CLP	199,912,000	USD	203,657	Morgan Stanley & Co. International PLC	08/05/25	1,885
CLP	199,912,000	USD	203,826	State Street Bank & Trust Company	08/05/25	1,716
CNY	19,607,000	USD	2,718,996	State Street Bank & Trust Company	08/05/25	2,692
GBP	17,086,000	USD	22,536,516	Bank of America N.A.	08/05/25	28,282
IDR	7,085,019,000	USD	429,239	Morgan Stanley & Co. International PLC	08/05/25	1,158
IDR	7,085,019,000	USD	429,281	State Street Bank & Trust Company	08/05/25	1,116
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	5,604,743,500	USD	4,015,161	Morgan Stanley & Co. International PLC	08/05/25	$23,042
KRW	5,604,743,500	USD	4,012,971	State Street Bank & Trust Company	08/05/25	25,233
MXN	99,000	USD	5,245	Bank of America N.A.	08/05/25	2
MXN	1,475,000	USD	77,793	Barclays Bank PLC	08/05/25	386
MXN	27,674,000	USD	1,466,206	State Street Bank & Trust Company	08/05/25	577
MYR	1,990,500	USD	465,277	Morgan Stanley & Co. International PLC	08/05/25	1,367
MYR	1,990,500	USD	466,159	State Street Bank & Trust Company	08/05/25	484
THB	23,633,000	USD	720,991	HSBC Bank PLC	08/05/25	2,227
TRY	62,000	USD	1,513	BNP Paribas SA	08/05/25	13
TRY	15,148,000	USD	371,889	HSBC Bank PLC	08/05/25	940
TRY	223,000	USD	5,436	Morgan Stanley & Co. International PLC	08/05/25	53
TWD	206,848,000	USD	6,913,831	Morgan Stanley & Co. International PLC	08/05/25	14,026
TWD	206,848,000	USD	6,917,993	State Street Bank & Trust Company	08/05/25	9,864
USD	15,183	AUD	23,000	JPMorgan Chase Bank N.A.	08/05/25	402
USD	11,213,010	AUD	17,122,000	State Street Bank & Trust Company	08/05/25	209,557
USD	1,470,243	BRL	8,137,500	Morgan Stanley & Co. International PLC	08/05/25	17,372
USD	1,471,451	BRL	8,158,500	State Street Bank & Trust Company	08/05/25	14,830
USD	27,966	CAD	38,000	JPMorgan Chase Bank N.A.	08/05/25	536
USD	20,783,493	CAD	28,365,000	State Street Bank & Trust Company	08/05/25	308,282
USD	98,674	CHF	78,000	BNP Paribas SA	08/05/25	2,645
USD	21,489	CHF	17,000	JPMorgan Chase Bank N.A.	08/05/25	559
USD	16,225,366	CHF	12,875,000	State Street Bank & Trust Company	08/05/25	374,335
USD	219,349	CLP	205,335,000	Morgan Stanley & Co. International PLC	08/05/25	8,231
USD	219,013	CLP	205,061,000	State Street Bank & Trust Company	08/05/25	8,177
USD	2,825,226	CNH	20,183,000	HSBC Bank PLC	08/05/25	26,021
USD	3,778	CNH	27,000	JPMorgan Chase Bank N.A.	08/05/25	34
USD	30,519	DKK	193,000	Citibank N.A.	08/05/25	1,009
USD	3,966,140	DKK	25,161,000	Deutsche Bank Securities Inc.	08/05/25	119,040
USD	5,052	DKK	32,000	JPMorgan Chase Bank N.A.	08/05/25	160
USD	674,574	EUR	572,000	Bank of America N.A.	08/05/25	21,765
USD	80,121	EUR	68,000	JPMorgan Chase Bank N.A.	08/05/25	2,515
USD	60,682,697	EUR	51,538,000	Morgan Stanley & Co. International PLC	08/05/25	1,863,687
USD	108,383	GBP	79,000	Citibank N.A.	08/05/25	4,051
USD	24,430,423	GBP	17,829,000	Deutsche Bank Securities Inc.	08/05/25	884,374
USD	31,241	GBP	23,000	JPMorgan Chase Bank N.A.	08/05/25	866
USD	20,866,644	HKD	163,228,000	HSBC Bank PLC	08/05/25	71,053
USD	27,929	HKD	219,000	JPMorgan Chase Bank N.A.	08/05/25	28
USD	482,141	IDR	7,835,279,000	Morgan Stanley & Co. International PLC	08/05/25	6,167
USD	483,259	IDR	7,854,690,000	State Street Bank & Trust Company	08/05/25	6,106
USD	926,366	ILS	3,123,000	BNP Paribas SA	08/05/25	7,132
USD	1,201	ILS	4,000	JPMorgan Chase Bank N.A.	08/05/25	23
USD	6,858,751	INR	589,467,500	Morgan Stanley & Co. International PLC	08/05/25	129,094
USD	6,868,611	INR	590,280,500	State Street Bank & Trust Company	08/05/25	129,672
USD	46,511	JPY	6,807,000	JPMorgan Chase Bank N.A.	08/05/25	1,367
USD	413,223	JPY	59,354,000	Morgan Stanley & Co. International PLC	08/05/25	19,586
USD	35,882,030	JPY	5,163,338,000	UBS AG	08/05/25	1,638,655
USD	4,645,318	KRW	6,285,856,500	Morgan Stanley & Co. International PLC	08/05/25	116,374
USD	3,821,400	KRW	5,171,501,500	State Street Bank & Trust Company	08/05/25	95,346
USD	2,047	MXN	38,000	JPMorgan Chase Bank N.A.	08/05/25	33
USD	492,089	MYR	2,074,500	Morgan Stanley & Co. International PLC	08/05/25	5,753
USD	493,470	MYR	2,079,500	State Street Bank & Trust Company	08/05/25	5,962
USD	4,956	NOK	50,000	Citibank N.A.	08/05/25	120
USD	1,024,865	NOK	10,380,000	HSBC Bank PLC	08/05/25	20,865
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,386	NOK	14,000	JPMorgan Chase Bank N.A.	08/05/25	$31
USD	3,049	NZD	5,000	Bank of America N.A.	08/05/25	103
USD	309,253	NZD	509,000	HSBC Bank PLC	08/05/25	9,391
USD	605	NZD	1,000	JPMorgan Chase Bank N.A.	08/05/25	15
USD	5,082,218	SEK	48,251,000	Bank of America N.A.	08/05/25	152,926
USD	109,969	SEK	1,040,000	JPMorgan Chase Bank N.A.	08/05/25	3,723
USD	8,668	SGD	11,000	Bank of America N.A.	08/05/25	196
USD	3,136	SGD	4,000	JPMorgan Chase Bank N.A.	08/05/25	55
USD	2,178,326	SGD	2,769,000	State Street Bank & Trust Company	08/05/25	45,542
USD	854,704	THB	27,769,000	HSBC Bank PLC	08/05/25	4,916
USD	996	THB	32,000	State Street Bank & Trust Company	08/05/25	17
USD	155,757	TWD	4,495,000	JPMorgan Chase Bank N.A.	08/05/25	5,208
USD	7,469,830	TWD	216,102,500	Morgan Stanley & Co. International PLC	08/05/25	232,016
USD	6,934,692	TWD	200,488,500	State Street Bank & Trust Company	08/05/25	219,830
USD	3,307	ZAR	58,000	JPMorgan Chase Bank N.A.	08/05/25	124
USD	2,439,936	ZAR	43,508,000	State Street Bank & Trust Company	08/05/25	51,683
USD	103,613	AUD	161,000	JPMorgan Chase Bank N.A.	09/02/25	93
USD	426,443	AUD	662,000	Morgan Stanley & Co. International PLC	09/02/25	791
USD	10,769,416	AUD	16,711,000	State Street Bank & Trust Company	09/02/25	24,590
USD	981,600	CAD	1,355,000	Barclays Bank PLC	09/02/25	2,155
USD	20,024,842	CAD	27,697,000	State Street Bank & Trust Company	09/02/25	4,415
USD	279,288	CHF	226,000	State Street Bank & Trust Company	09/02/25	69
USD	7,785	CNH	56,000	BNP Paribas SA	09/02/25	1
USD	232,156	CNH	1,670,000	State Street Bank & Trust Company	09/02/25	32
USD	3,565,642	DKK	23,208,000	Bank of America N.A.	09/02/25	9,590
USD	56,706,026	EUR	49,495,000	Bank of America N.A.	09/02/25	113,669
USD	301,099	EUR	263,000	BNP Paribas SA	09/02/25	386
USD	1,888,699	EUR	1,647,000	State Street Bank & Trust Company	09/02/25	5,527
USD	1,364,748	GBP	1,031,000	BNP Paribas SA	09/02/25	2,775
USD	72,736	GBP	55,000	Citibank N.A.	09/02/25	80
USD	20,405,663	HKD	159,740,000	HSBC Bank PLC	09/02/25	372
USD	904,324	ILS	3,066,000	State Street Bank & Trust Company	09/02/25	1,697
USD	33,127,390	JPY	4,969,463,000	Bank of America N.A.	09/02/25	67,057
USD	1,283,853	JPY	192,592,000	Morgan Stanley & Co. International PLC	09/02/25	2,597
USD	224,728	JPY	33,768,000	UBS AG	09/02/25	80
USD	24,672	MXN	466,000	HSBC Bank PLC	09/02/25	47
USD	982,618	NOK	10,104,000	Bank of America N.A.	09/02/25	5,149
USD	5,247	NOK	54,000	BNP Paribas SA	09/02/25	23
USD	295,329	NZD	500,000	HSBC Bank PLC	09/02/25	476
USD	13,592	NZD	23,000	State Street Bank & Trust Company	09/02/25	28
USD	4,728,941	SEK	46,114,000	Morgan Stanley & Co. International PLC	09/02/25	9,471
USD	5,433	SEK	53,000	Societe Generale	09/02/25	9
USD	209,000	SEK	2,036,000	State Street Bank & Trust Company	09/02/25	629
USD	166,864	SGD	216,000	Morgan Stanley & Co. International PLC	09/02/25	132
USD	2,101,301	SGD	2,720,000	State Street Bank & Trust Company	09/02/25	1,712
USD	9,815	ZAR	179,000	Barclays Bank PLC	09/02/25	8
USD	145,535	ZAR	2,637,000	BNP Paribas SA	09/02/25	1,063
USD	2,334,226	ZAR	42,376,000	State Street Bank & Trust Company	09/02/25	12,593
INR	10,804,000	USD	123,122	State Street Bank & Trust Company	09/04/25	126
						7,243,660
AUD	134,000	USD	88,150	Citibank N.A.	08/05/25	$(2,035)
AUD	69,000	USD	45,398	JPMorgan Chase Bank N.A.	08/05/25	(1,055)
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	231,000	USD	152,283	Societe Generale	08/05/25	$(3,830)
AUD	16,711,000	USD	10,763,889	State Street Bank & Trust Company	08/05/25	(24,566)
BRL	901,000	USD	164,140	Morgan Stanley & Co. International PLC	08/05/25	(3,275)
BRL	73,000	USD	13,321	Societe Generale	08/05/25	(287)
BRL	63,000	USD	11,297	State Street Bank & Trust Company	08/05/25	(49)
CAD	113,000	USD	83,051	Citibank N.A.	08/05/25	(1,483)
CAD	384,000	USD	283,053	Morgan Stanley & Co. International PLC	08/05/25	(5,863)
CAD	27,906,000	USD	20,150,452	State Street Bank & Trust Company	08/05/25	(6,569)
CHF	625,000	USD	788,546	HSBC Bank PLC	08/05/25	(19,079)
CHF	50,000	USD	62,905	JPMorgan Chase Bank N.A.	08/05/25	(1,347)
CHF	167,000	USD	211,804	Morgan Stanley & Co. International PLC	08/05/25	(6,203)
CLP	8,929,000	USD	9,615	Morgan Stanley & Co. International PLC	08/05/25	(435)
CLP	1,643,000	USD	1,716	State Street Bank & Trust Company	08/05/25	(26)
CNH	81,000	USD	11,310	Barclays Bank PLC	08/05/25	(76)
CNH	273,000	USD	38,211	Morgan Stanley & Co. LLC	08/05/25	(348)
CNH	158,000	USD	22,128	UBS AG	08/05/25	(215)
CNY	91,000	USD	12,736	State Street Bank & Trust Company	08/05/25	(105)
DKK	23,208,000	USD	3,558,053	Bank of America N.A.	08/05/25	(9,566)
DKK	1,765,000	USD	278,402	HSBC Bank PLC	08/05/25	(8,535)
DKK	95,000	USD	14,905	JPMorgan Chase Bank N.A.	08/05/25	(380)
DKK	318,000	USD	50,408	Morgan Stanley & Co. International PLC	08/05/25	(1,786)
EUR	49,495,000	USD	56,600,997	Bank of America N.A.	08/05/25	(113,612)
EUR	203,000	USD	237,611	Barclays Bank PLC	08/05/25	(5,932)
EUR	1,804,000	USD	2,122,407	BNP Paribas SA	08/05/25	(63,547)
EUR	676,000	USD	799,395	Societe Generale	08/05/25	(27,893)
GBP	540,000	USD	740,102	JPMorgan Chase Bank N.A.	08/05/25	(26,946)
GBP	235,000	USD	320,453	Societe Generale	08/05/25	(10,098)
GBP	70,000	USD	94,484	State Street Bank & Trust Company	08/05/25	(2,038)
HKD	159,740,000	USD	20,351,352	HSBC Bank PLC	08/05/25	(139)
HKD	2,176,000	USD	278,112	Morgan Stanley & Co. International PLC	08/05/25	(885)
HKD	1,531,000	USD	195,593	State Street Bank & Trust Company	08/05/25	(540)
IDR	1,451,849,000	USD	89,513	Morgan Stanley & Co. International PLC	08/05/25	(1,317)
IDR	68,082,000	USD	4,198	State Street Bank & Trust Company	08/05/25	(62)
ILS	8,000	USD	2,375	Citibank N.A.	08/05/25	(20)
ILS	41,000	USD	12,173	Morgan Stanley & Co. International PLC	08/05/25	(105)
ILS	3,078,000	USD	907,975	State Street Bank & Trust Company	08/05/25	(1,986)
INR	595,457,500	USD	6,802,726	Morgan Stanley & Co. International PLC	08/05/25	(4,684)
INR	584,290,500	USD	6,672,138	State Street Bank & Trust Company	08/05/25	(1,584)
JPY	4,969,463,000	USD	33,024,383	Bank of America N.A.	08/05/25	(66,792)
JPY	20,422,000	USD	138,916	JPMorgan Chase Bank N.A.	08/05/25	(3,476)
JPY	68,113,000	USD	475,842	Societe Generale	08/05/25	(24,115)
JPY	171,501,000	USD	1,191,831	State Street Bank & Trust Company	08/05/25	(54,433)
KRW	154,832,000	USD	114,370	Morgan Stanley & Co. International PLC	08/05/25	(2,814)
KRW	93,039,000	USD	68,262	State Street Bank & Trust Company	08/05/25	(1,227)
MXN	114,000	USD	6,102	Barclays Bank PLC	08/05/25	(59)
MXN	383,000	USD	20,348	Morgan Stanley & Co. International PLC	08/05/25	(48)
MYR	145,000	USD	34,478	Morgan Stanley & Co. International PLC	08/05/25	(485)
MYR	28,000	USD	6,643	State Street Bank & Trust Company	08/05/25	(78)
NOK	10,104,000	USD	982,456	Bank of America N.A.	08/05/25	(5,151)
NOK	201,000	USD	19,858	JPMorgan Chase Bank N.A.	08/05/25	(416)
NOK	139,000	USD	13,820	Morgan Stanley & Co. International PLC	08/05/25	(375)
NZD	2,000	USD	1,202	Citibank N.A.	08/05/25	(24)
NZD	500,000	USD	295,040	HSBC Bank PLC	08/05/25	(480)
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	6,000	USD	3,646	JPMorgan Chase Bank N.A.	08/05/25	$(112)
NZD	7,000	USD	4,269	Morgan Stanley & Co. International PLC	08/05/25	(145)
SEK	2,358,000	USD	247,964	HSBC Bank PLC	08/05/25	(7,072)
SEK	190,000	USD	19,900	JPMorgan Chase Bank N.A.	08/05/25	(490)
SEK	46,743,000	USD	4,786,665	Morgan Stanley & Co. International PLC	08/05/25	(11,429)
SGD	15,000	USD	11,807	BNP Paribas SA	08/05/25	(253)
SGD	11,000	USD	8,603	JPMorgan Chase Bank N.A.	08/05/25	(131)
SGD	38,000	USD	29,919	Morgan Stanley & Co. International PLC	08/05/25	(650)
SGD	2,720,000	USD	2,096,730	State Street Bank & Trust Company	08/05/25	(1,687)
THB	97,000	USD	2,996	Citibank N.A.	08/05/25	(27)
THB	3,735,000	USD	115,247	JPMorgan Chase Bank N.A.	08/05/25	(949)
THB	336,000	USD	10,406	Morgan Stanley & Co. International PLC	08/05/25	(124)
TWD	5,690,000	USD	198,355	Morgan Stanley & Co. International PLC	08/05/25	(7,782)
TWD	1,700,000	USD	58,510	State Street Bank & Trust Company	08/05/25	(1,572)
USD	1,568,212	MXN	29,707,000	State Street Bank & Trust Company	08/05/25	(6,324)
USD	4,068	TRY	167,000	Barclays Bank PLC	08/05/25	(42)
USD	371,345	TRY	15,245,000	HSBC Bank PLC	08/05/25	(3,871)
USD	514	TRY	21,000	JPMorgan Chase Bank N.A.	08/05/25	(3)
ZAR	296,000	USD	16,530	BNP Paribas SA	08/05/25	(282)
ZAR	592,000	USD	33,622	Morgan Stanley & Co. International PLC	08/05/25	(1,126)
ZAR	42,376,000	USD	2,338,675	State Street Bank & Trust Company	08/05/25	(12,561)
ZAR	302,000	USD	17,008	UBS AG	08/05/25	(431)
CAD	77,000	USD	55,685	BNP Paribas SA	09/02/25	(26)
DKK	634,000	USD	97,269	JPMorgan Chase Bank N.A.	09/02/25	(124)
DKK	1,835,000	USD	282,071	State Street Bank & Trust Company	09/02/25	(902)
HKD	1,593,000	USD	203,493	Bank of America N.A.	09/02/25	(3)
MXN	116,000	USD	6,141	JPMorgan Chase Bank N.A.	09/02/25	(11)
NOK	25,000	USD	2,423	UBS AG	09/02/25	(4)
SGD	1,000	USD	772	JPMorgan Chase Bank N.A.	09/02/25	—
USD	14,824	CHF	12,000	JPMorgan Chase Bank N.A.	09/02/25	(2)
USD	14,977,747	CHF	12,128,000	State Street Bank & Trust Company	09/02/25	(6,194)
USD	2,725,033	CNH	19,607,000	State Street Bank & Trust Company	09/02/25	(265)
USD	22,542,749	GBP	17,086,000	Bank of America N.A.	09/02/25	(28,225)
USD	1,708,904	HKD	13,378,000	State Street Bank & Trust Company	09/02/25	(11)
USD	4,416	ILS	15,000	UBS AG	09/02/25	(1)
USD	1,461,763	MXN	27,674,000	State Street Bank & Trust Company	09/02/25	(612)
USD	721,766	THB	23,633,000	HSBC Bank PLC	09/02/25	(3,025)
USD	12,484	THB	409,000	JPMorgan Chase Bank N.A.	09/02/25	(59)
USD	125,028	THB	4,092,000	State Street Bank & Trust Company	09/02/25	(468)
USD	5,868	TRY	245,000	BNP Paribas SA	09/02/25	(12)
USD	409,809	TRY	17,108,000	HSBC Bank PLC	09/02/25	(757)
BRL	155,000	USD	27,480	State Street Bank & Trust Company	09/04/25	(24)
IDR	33,876,000	USD	2,051	Morgan Stanley & Co. International PLC	09/04/25	—
USD	1,378,181	BRL	7,798,500	Morgan Stanley & Co. International PLC	09/04/25	(3,197)
USD	1,348,004	BRL	7,629,500	State Street Bank & Trust Company	09/04/25	(3,438)
USD	204,137	CLP	200,377,000	Morgan Stanley & Co. International PLC	09/04/25	(1,894)
USD	212,295	CLP	208,209,000	State Street Bank & Trust Company	09/04/25	(1,789)
USD	428,720	IDR	7,085,019,000	Morgan Stanley & Co. International PLC	09/04/25	(286)
USD	459,334	IDR	7,589,323,000	State Street Bank & Trust Company	09/04/25	(207)
USD	6,658,678	INR	584,165,500	Morgan Stanley & Co. International PLC	09/04/25	(5,314)
USD	6,605,913	INR	579,527,500	State Street Bank & Trust Company	09/04/25	(5,170)
USD	4,209,854	KRW	5,867,602,500	Morgan Stanley & Co. International PLC	09/04/25	(1,898)
USD	4,624,040	KRW	6,447,940,500	State Street Bank & Trust Company	09/04/25	(4,278)
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	469,453	MYR	2,006,500	Morgan Stanley & Co. International PLC	09/04/25	$(1,004)
USD	481,465	MYR	2,054,500	State Street Bank & Trust Company	09/04/25	(247)
USD	7,196,542	TWD	214,945,000	Morgan Stanley & Co. International PLC	09/04/25	(2,486)
USD	7,762,994	TWD	231,803,000	State Street Bank & Trust Company	09/04/25	(650)
						(648,120)
						$6,595,540
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$7,243,660	$—	$—	$7,243,660
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$648,120	$—	$—	$648,120
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(12,714,062)	$—	$—	$(12,714,062)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$9,332,839	$—	$—	$9,332,839
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$254,312,630
Average amounts sold — in USD	$489,578,358
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$7,243,660	$648,120
Total derivative assets and liabilities in the Statement of Assets and Liabilities	7,243,660	648,120
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$7,243,660	$648,120
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$398,739	$(223,349)	$—	$—	$175,390
Barclays Bank PLC	2,549	(2,549)	—	—	—
BNP Paribas SA	14,038	(14,038)	—	—	—
Citibank N.A.	5,260	(3,589)	—	—	1,671
Deutsche Bank Securities Inc.	1,003,414	—	—	—	1,003,414
HSBC Bank PLC	136,308	(42,958)	—	—	93,350
JPMorgan Chase Bank N.A.	15,772	(15,772)	—	—	—
Morgan Stanley & Co. International PLC	2,456,349	(65,610)	—	(890,000)	1,500,739
Societe Generale	9	(9)	—	—	—
State Street Bank & Trust Company	1,572,487	(139,662)	—	—	1,432,825
UBS AG	1,638,735	(651)	—	—	1,638,084
	$7,243,660	$(508,187)	$—	$(890,000)	$5,845,473

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$223,349	$(223,349)	$—	$—	$—
Barclays Bank PLC	6,109	(2,549)	—	—	3,560
BNP Paribas SA	64,120	(14,038)	—	—	50,082
Citibank N.A.	3,589	(3,589)	—	—	—
HSBC Bank PLC	42,958	(42,958)	—	—	—
JPMorgan Chase Bank N.A.	35,501	(15,772)	—	—	19,729
Morgan Stanley & Co. International PLC	65,610	(65,610)	—	—	—
Morgan Stanley & Co. LLC	348	—	—	—	348
Societe Generale	66,223	(9)	—	—	66,214
State Street Bank & Trust Company	139,662	(139,662)	—	—	—
UBS AG	651	(651)	—	—	—
	$648,120	$(508,187)	$—	$—	$139,933

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$258,185,296	$—	$—	$258,185,296
Short-Term Securities
Money Market Funds	530,000	—	—	530,000
	$258,715,296	$—	$—	$258,715,296
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$7,243,660	$—	$7,243,660
Liabilities
Foreign Currency Exchange Contracts	—	(648,120)	—	(648,120)
	$—	$6,595,540	$—	$6,595,540

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
10

Schedule of Investments
July 31, 2025
iShares® Currency Hedged MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares MSCI EAFE ETF(a)(b)	72,534,053	$6,348,180,318
Total Investment Companies (Cost: $5,769,782,070)		6,348,180,318
Short-Term Securities
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(a)(c)(d)	643,160,264	643,417,528
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	4,170,000	4,170,000
Total Short-Term Securities — 10.2% (Cost: $647,587,528)		647,587,528
Total Investments in Securities — 110.0% (Cost: $6,417,369,598)		6,995,767,846
Liabilities in Excess of Other Assets — (10.0)%		(634,229,795)
Net Assets — 100.0%		$6,361,538,051

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,447,379,127	$—	$(804,218,416)(a)	$379,800	$(122,983)	$643,417,528	643,160,264	$724,844 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,580,000	1,590,000 (a)	—	—	—	4,170,000	4,170,000	341,007	—
iShares MSCI EAFE ETF	6,665,645,671	3,765,290,871	(4,789,710,907)	718,599,495	(11,644,812)	6,348,180,318	72,534,053	182,572,413	—
				$718,979,295	$(11,767,795)	$6,995,767,846		$183,638,264	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	478,897,000	USD	589,324,654	BNP Paribas SA	08/05/25	$268,452
GBP	674,636,000	USD	889,777,420	Morgan Stanley & Co. International PLC	08/05/25	1,187,425
USD	255,928	AUD	392,000	Bank of America N.A.	08/05/25	4,009
USD	5,265,378	AUD	8,041,000	Bank of New York	08/05/25	97,829
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,410,956	AUD	8,282,000	JPMorgan Chase Bank N.A.	08/05/25	$88,529
USD	445,182,815	AUD	679,781,000	State Street Bank & Trust Company	08/05/25	8,321,569
USD	359,157	CHF	285,000	Bank of America N.A.	08/05/25	8,280
USD	654,176,844	CHF	519,189,000	BNP Paribas SA	08/05/25	14,978,321
USD	2,979,616	CHF	2,357,000	JPMorgan Chase Bank N.A.	08/05/25	77,800
USD	7,332,775	CHF	5,837,000	Morgan Stanley & Co. International PLC	08/05/25	146,563
USD	1,260,258	CHF	997,000	State Street Bank & Trust Company	08/05/25	32,803
USD	157,860,014	DKK	1,001,522,000	Bank of America N.A.	08/05/25	4,728,007
USD	1,314,368	DKK	8,312,000	Citibank N.A.	08/05/25	43,469
USD	3,565,539	DKK	22,815,000	JPMorgan Chase Bank N.A.	08/05/25	77,141
USD	301,086	DKK	1,907,000	State Street Bank & Trust Company	08/05/25	9,507
USD	1,325,867	EUR	1,129,000	Bank of America N.A.	08/05/25	37,368
USD	28,388,521	EUR	24,071,000	BNP Paribas SA	08/05/25	916,901
USD	54,908,236	EUR	47,087,000	JPMorgan Chase Bank N.A.	08/05/25	1,169,040
USD	2,348,376,086	EUR	1,994,483,000	Morgan Stanley & Co. International PLC	08/05/25	72,123,333
USD	4,656,464	EUR	3,952,000	State Street Bank & Trust Company	08/05/25	146,147
USD	544,980	GBP	401,000	Bank of America N.A.	08/05/25	15,395
USD	971,460,667	GBP	709,040,000	BNP Paribas SA	08/05/25	35,059,832
USD	4,978,774	GBP	3,629,000	Citibank N.A.	08/05/25	186,098
USD	22,504,075	GBP	16,727,000	JPMorgan Chase Bank N.A.	08/05/25	413,393
USD	1,907,055	GBP	1,404,000	State Street Bank & Trust Company	08/05/25	52,848
USD	71,121	HKD	557,000	Bank of America N.A.	08/05/25	158
USD	922,371	HKD	7,237,000	BNP Paribas SA	08/05/25	362
USD	121,867,444	HKD	953,322,000	HSBC Bank PLC	08/05/25	412,209
USD	567,108	HKD	4,439,000	JPMorgan Chase Bank N.A.	08/05/25	1,570
USD	1,705,054	HKD	13,360,000	State Street Bank & Trust Company	08/05/25	2,962
USD	446,832	ILS	1,496,000	Bank of America N.A.	08/05/25	6,495
USD	36,840,311	ILS	124,193,000	HSBC Bank PLC	08/05/25	284,912
USD	440,617	ILS	1,479,000	JPMorgan Chase Bank N.A.	08/05/25	5,283
USD	73,244	ILS	244,000	State Street Bank & Trust Company	08/05/25	1,425
USD	798,056	JPY	116,658,000	Bank of America N.A.	08/05/25	24,377
USD	3,406,190	JPY	488,653,000	BNP Paribas SA	08/05/25	165,432
USD	29,637,717	JPY	4,374,688,000	JPMorgan Chase Bank N.A.	08/05/25	624,687
USD	20,107,563	JPY	2,895,847,000	State Street Bank & Trust Company	08/05/25	902,241
USD	1,427,101,849	JPY	205,356,531,000	UBS AG	08/05/25	65,172,686
USD	23,477	NOK	237,000	Bank of America N.A.	08/05/25	553
USD	479,414	NOK	4,862,000	Bank of New York	08/05/25	9,139
USD	226,008	NOK	2,280,000	Citibank N.A.	08/05/25	5,476
USD	40,762,618	NOK	412,838,000	HSBC Bank PLC	08/05/25	831,070
USD	493,790	NOK	5,015,000	JPMorgan Chase Bank N.A.	08/05/25	8,716
USD	82,150	NOK	830,000	State Street Bank & Trust Company	08/05/25	1,868
USD	127,306	NZD	209,000	Bank of America N.A.	08/05/25	4,180
USD	90,565	NZD	152,000	BNP Paribas SA	08/05/25	1,019
USD	12,295,985	NZD	20,238,000	HSBC Bank PLC	08/05/25	373,389
USD	57,532	NZD	95,000	JPMorgan Chase Bank N.A.	08/05/25	1,565
USD	143,467	NZD	240,000	Morgan Stanley & Co. International PLC	08/05/25	2,079
USD	24,789	NZD	41,000	State Street Bank & Trust Company	08/05/25	635
USD	202,220,299	SEK	1,919,898,000	Bank of America N.A.	08/05/25	6,084,708
USD	6,618,401	SEK	62,859,000	JPMorgan Chase Bank N.A.	08/05/25	196,764
USD	398,995	SEK	3,789,000	State Street Bank & Trust Company	08/05/25	11,914
USD	2,311,927	SEK	22,193,000	UBS AG	08/05/25	44,704
USD	458,305	SGD	582,000	Bank of America N.A.	08/05/25	10,028
USD	1,429,346	SGD	1,827,000	JPMorgan Chase Bank N.A.	08/05/25	22,125
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	87,448,578	SGD	111,173,000	State Street Bank & Trust Company	08/05/25	$1,819,115
USD	425,217,373	AUD	659,794,000	BNP Paribas SA	09/02/25	983,546
USD	4,991,444	AUD	7,756,000	JPMorgan Chase Bank N.A.	09/02/25	4,497
USD	17,868,087	AUD	27,738,000	Morgan Stanley & Co. International PLC	09/02/25	33,130
USD	12,392,499	CHF	10,028,000	State Street Bank & Trust Company	09/02/25	3,072
USD	140,808,748	DKK	916,465,000	Natwest Markets PLC	09/02/25	383,150
USD	2,175,835,233	EUR	1,899,145,000	Bank of America N.A.	09/02/25	4,361,549
USD	15,730,486	EUR	13,745,000	JPMorgan Chase Bank N.A.	09/02/25	14,516
USD	75,294,563	EUR	65,659,000	State Street Bank & Trust Company	09/02/25	220,364
USD	4,775,432	GBP	3,611,000	Citibank N.A.	09/02/25	5,223
USD	56,061,940	GBP	42,352,000	State Street Bank & Trust Company	09/02/25	114,035
USD	119,605,417	HKD	936,309,000	HSBC Bank PLC	09/02/25	700
USD	34,508,545	ILS	117,026,000	HSBC Bank PLC	09/02/25	56,235
USD	1,276,561	ILS	4,330,000	State Street Bank & Trust Company	09/02/25	1,815
USD	1,308,035,827	JPY	196,219,370,000	Bank of America N.A.	09/02/25	2,647,744
USD	53,801,889	JPY	8,070,893,000	HSBC Bank PLC	09/02/25	108,681
USD	11,622,097	JPY	1,746,406,000	JPMorgan Chase Bank N.A.	09/02/25	3,786
USD	38,799,027	NOK	398,960,000	Bank of America N.A.	09/02/25	203,321
USD	297,228	NOK	3,059,000	BNP Paribas SA	09/02/25	1,298
USD	11,640,300	NZD	19,707,000	Citibank N.A.	09/02/25	18,944
USD	33,045	NZD	56,000	JPMorgan Chase Bank N.A.	09/02/25	22
USD	586,809	NZD	993,000	State Street Bank & Trust Company	09/02/25	1,230
USD	186,735,330	SEK	1,820,890,000	Bank of America N.A.	09/02/25	378,977
USD	604,495	SEK	5,897,000	Societe Generale	09/02/25	975
USD	8,692,185	SEK	84,676,000	State Street Bank & Trust Company	09/02/25	26,143
USD	162,140	SGD	210,000	Bank of America N.A.	09/02/25	40
USD	89,758,901	SGD	116,188,000	State Street Bank & Trust Company	09/02/25	72,494
						226,869,392
AUD	659,794,000	USD	424,999,707	BNP Paribas SA	08/05/25	$(983,106)
AUD	4,795,000	USD	3,154,337	Citibank N.A.	08/05/25	(72,830)
AUD	2,845,000	USD	1,865,657	HSBC Bank PLC	08/05/25	(37,318)
AUD	17,097,000	USD	11,215,629	JPMorgan Chase Bank N.A.	08/05/25	(228,242)
AUD	11,377,000	USD	7,500,082	Societe Generale	08/05/25	(188,654)
AUD	588,000	USD	384,599	Toronto Dominion Bank	08/05/25	(6,721)
CHF	427,000	USD	538,603	Bank of America N.A.	08/05/25	(12,902)
CHF	427,000	USD	538,973	Bank of New York	08/05/25	(13,273)
CHF	30,011,000	USD	37,854,825	BNP Paribas SA	08/05/25	(906,841)
CHF	3,299,000	USD	4,165,215	JPMorgan Chase Bank N.A.	08/05/25	(103,658)
CHF	8,201,000	USD	10,401,236	Morgan Stanley & Co. International PLC	08/05/25	(304,591)
CHF	6,406,000	USD	8,047,960	State Street Bank & Trust Company	08/05/25	(161,226)
CHF	997,000	USD	1,255,108	Toronto Dominion Bank	08/05/25	(27,653)
DKK	817,000	USD	128,926	Bank of America N.A.	08/05/25	(4,007)
DKK	817,000	USD	128,558	Citibank N.A.	08/05/25	(3,639)
DKK	77,889,000	USD	12,285,797	HSBC Bank PLC	08/05/25	(376,624)
DKK	8,765,000	USD	1,379,355	JPMorgan Chase Bank N.A.	08/05/25	(39,192)
DKK	15,637,000	USD	2,478,709	Morgan Stanley & Co. International PLC	08/05/25	(87,823)
DKK	916,465,000	USD	140,508,909	Natwest Markets PLC	08/05/25	(382,057)
DKK	14,166,000	USD	2,218,975	State Street Bank & Trust Company	08/05/25	(53,004)
EUR	1,900,839,000	USD	2,173,793,655	Bank of America N.A.	08/05/25	(4,414,419)
EUR	5,081,000	USD	5,944,884	BNP Paribas SA	08/05/25	(146,068)
EUR	121,170,000	USD	142,387,982	JPMorgan Chase Bank N.A.	08/05/25	(4,099,741)
EUR	32,341,000	USD	38,244,429	Societe Generale	08/05/25	(1,334,468)
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,339,000	USD	8,590,240	State Street Bank & Trust Company	08/05/25	$(214,426)
EUR	3,952,000	USD	4,629,084	Toronto Dominion Bank	08/05/25	(118,767)
GBP	1,805,000	USD	2,433,920	BNP Paribas SA	08/05/25	(50,129)
GBP	39,975,000	USD	54,504,567	JPMorgan Chase Bank N.A.	08/05/25	(1,711,180)
GBP	11,576,000	USD	15,785,381	Societe Generale	08/05/25	(497,420)
GBP	2,607,000	USD	3,518,867	State Street Bank & Trust Company	08/05/25	(75,906)
GBP	602,000	USD	818,368	Toronto Dominion Bank	08/05/25	(23,331)
HKD	835,000	USD	106,699	Bank of America N.A.	08/05/25	(318)
HKD	12,525,000	USD	1,598,590	BMO Capital Markets	08/05/25	(2,878)
HKD	2,505,000	USD	319,559	BNP Paribas SA	08/05/25	(416)
HKD	936,309,000	USD	119,288,556	HSBC Bank PLC	08/05/25	(814)
HKD	2,831,000	USD	361,768	JPMorgan Chase Bank N.A.	08/05/25	(1,092)
HKD	15,894,000	USD	2,031,390	Morgan Stanley & Co. International PLC	08/05/25	(6,461)
HKD	8,016,000	USD	1,023,608	State Street Bank & Trust Company	08/05/25	(2,353)
ILS	104,000	USD	31,174	Bank of America N.A.	08/05/25	(562)
ILS	212,000	USD	62,932	Citibank N.A.	08/05/25	(531)
ILS	123,710,000	USD	36,490,545	HSBC Bank PLC	08/05/25	(77,314)
ILS	354,000	USD	105,108	JPMorgan Chase Bank N.A.	08/05/25	(910)
ILS	2,023,000	USD	600,644	Morgan Stanley & Co. International PLC	08/05/25	(5,187)
ILS	765,000	USD	229,341	State Street Bank & Trust Company	08/05/25	(4,168)
ILS	244,000	USD	73,856	Toronto Dominion Bank	08/05/25	(2,036)
JPY	196,394,358,000	USD	1,305,179,104	Bank of America N.A.	08/05/25	(2,687,276)
JPY	174,988,000	USD	1,198,883	HSBC Bank PLC	08/05/25	(38,359)
JPY	4,384,668,000	USD	29,907,351	JPMorgan Chase Bank N.A.	08/05/25	(828,134)
JPY	3,353,202,000	USD	23,425,703	Societe Generale	08/05/25	(1,187,192)
JPY	8,925,161,000	USD	61,943,944	State Street Bank & Trust Company	08/05/25	(2,752,074)
NOK	399,316,000	USD	38,827,951	Bank of America N.A.	08/05/25	(204,312)
NOK	5,337,000	USD	526,290	Bank of New York	08/05/25	(10,071)
NOK	14,206,000	USD	1,404,342	JPMorgan Chase Bank N.A.	08/05/25	(30,274)
NOK	6,847,000	USD	680,757	Morgan Stanley & Co. International PLC	08/05/25	(18,484)
NOK	356,000	USD	35,266	Toronto Dominion Bank	08/05/25	(832)
NZD	19,783,000	USD	11,674,572	Citibank N.A.	08/05/25	(20,025)
NZD	527,000	USD	319,839	JPMorgan Chase Bank N.A.	08/05/25	(9,373)
NZD	342,000	USD	208,565	Morgan Stanley & Co. International PLC	08/05/25	(7,086)
NZD	323,000	USD	193,377	Toronto Dominion Bank	08/05/25	(3,091)
SEK	1,822,514,000	USD	186,568,221	Bank of America N.A.	08/05/25	(381,320)
SEK	1,624,000	USD	170,986	BMO Capital Markets	08/05/25	(5,079)
SEK	149,853,000	USD	15,729,247	JPMorgan Chase Bank N.A.	08/05/25	(420,357)
SEK	30,959,000	USD	3,261,417	Morgan Stanley & Co. International PLC	08/05/25	(98,664)
SEK	3,789,000	USD	399,091	Toronto Dominion Bank	08/05/25	(12,009)
SGD	96,000	USD	75,434	Bank of America N.A.	08/05/25	(1,492)
SGD	1,748,000	USD	1,374,286	BNP Paribas SA	08/05/25	(27,913)
SGD	1,437,000	USD	1,122,424	Deutsche Bank Securities Inc.	08/05/25	(15,595)
SGD	963,000	USD	755,033	JPMorgan Chase Bank N.A.	08/05/25	(13,295)
SGD	1,852,000	USD	1,458,166	Morgan Stanley & Co. International PLC	08/05/25	(31,688)
SGD	107,390,000	USD	82,782,421	State Street Bank & Trust Company	08/05/25	(66,762)
SGD	96,000	USD	75,126	Toronto Dominion Bank	08/05/25	(1,184)
DKK	70,615,000	USD	10,854,714	HSBC Bank PLC	09/02/25	(34,711)
DKK	23,462,000	USD	3,599,559	JPMorgan Chase Bank N.A.	09/02/25	(4,588)
HKD	6,613,000	USD	844,760	Bank of America N.A.	09/02/25	(11)
NOK	212,000	USD	20,544	UBS AG	09/02/25	(35)
USD	591,402,444	CHF	478,897,000	BNP Paribas SA	09/02/25	(266,785)
USD	1,771,489	CHF	1,434,000	JPMorgan Chase Bank N.A.	09/02/25	(194)
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	890,025,012	GBP	674,636,000	Morgan Stanley & Co. International PLC	09/02/25	$(1,183,687)
USD	9,156,392	HKD	71,680,000	State Street Bank & Trust Company	09/02/25	(57)
USD	240,496	ILS	817,000	UBS AG	09/02/25	(28)
						(27,146,293)
						$199,723,099
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$226,869,392	$—	$—	$226,869,392
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$27,146,293	$—	$—	$27,146,293
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(581,914,990)	$—	$—	$(581,914,990)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$336,011,900	$—	$—	$336,011,900
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$6,640,963,964
Average amounts sold — in USD	$12,906,871,564
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$226,869,392	$27,146,293
Total derivative assets and liabilities in the Statement of Assets and Liabilities	226,869,392	27,146,293
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$226,869,392	$27,146,293
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$18,515,189	$(7,706,619)	$—	$—	$10,808,570
Bank of New York	106,968	(23,344)	—	—	83,624
BNP Paribas SA	52,375,163	(2,381,258)	—	—	49,993,905
Citibank N.A.	259,210	(97,025)	—	—	162,185
HSBC Bank PLC	2,067,196	(565,140)	—	—	1,502,056
JPMorgan Chase Bank N.A.	2,709,434	(2,709,434)	—	—	—
Morgan Stanley & Co. International PLC	73,492,530	(1,743,671)	—	—	71,748,859
Natwest Markets PLC	383,150	(382,057)	—	—	1,093
Societe Generale	975	(975)	—	—	—
State Street Bank & Trust Company	11,742,187	(3,329,976)	—	—	8,412,211
UBS AG	65,217,390	(63)	—	—	65,217,327
	$226,869,392	$(18,939,562)	$—	$—	$207,929,830

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$7,706,619	$(7,706,619)	$—	$—	$—
Bank of New York	23,344	(23,344)	—	—	—
BMO Capital Markets	7,957	—	—	—	7,957
BNP Paribas SA	2,381,258	(2,381,258)	—	—	—
Citibank N.A.	97,025	(97,025)	—	—	—
Deutsche Bank Securities Inc.	15,595	—	—	—	15,595
HSBC Bank PLC	565,140	(565,140)	—	—	—
JPMorgan Chase Bank N.A.	7,490,230	(2,709,434)	—	—	4,780,796
Morgan Stanley & Co. International PLC	1,743,671	(1,743,671)	—	—	—
Natwest Markets PLC	382,057	(382,057)	—	—	—
Societe Generale	3,207,734	(975)	—	—	3,206,759
State Street Bank & Trust Company	3,329,976	(3,329,976)	—	—	—
Toronto Dominion Bank	195,624	—	—	—	195,624
UBS AG	63	(63)	—	—	—
	$27,146,293	$(18,939,562)	$—	$—	$8,206,731

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$6,348,180,318	$—	$—	$6,348,180,318
Short-Term Securities
Money Market Funds	647,587,528	—	—	647,587,528
	$6,995,767,846	$—	$—	$6,995,767,846
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$226,869,392	$—	$226,869,392
Liabilities
Foreign Currency Exchange Contracts	—	(27,146,293)	—	(27,146,293)
	$—	$199,723,099	$—	$199,723,099

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares MSCI EAFE Small-Cap ETF(a)	2,240,828	$162,258,355
Total Investment Companies (Cost: $137,324,715)		162,258,355
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	90,000	90,000
Total Short-Term Securities — 0.1% (Cost: $90,000)		90,000
Total Investments in Securities — 99.9% (Cost: $137,414,715)		162,348,355
Other Assets Less Liabilities — 0.1%		229,347
Net Assets — 100.0%		$162,577,702

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$9,719 (b)	$—	$(9,719)	$—	$—	—	$15,334 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	20,000 (b)	—	—	—	90,000	90,000	8,115	—
iShares MSCI EAFE Small-Cap ETF	151,065,077	45,140,675	(51,426,419)	3,396,967	14,082,055	162,258,355	2,240,828	5,247,003	—
				$3,387,248	$14,082,055	$162,348,355		$5,270,452	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	6,058,000	USD	7,455,174	State Street Bank & Trust Company	08/05/25	$3,121
GBP	16,172,000	USD	21,330,946	Bank of America N.A.	08/05/25	26,769
USD	13,814	AUD	21,000	BNP Paribas SA	08/05/25	319
USD	173,598	AUD	265,000	JPMorgan Chase Bank N.A.	08/05/25	3,296
USD	15,911,103	AUD	24,296,000	State Street Bank & Trust Company	08/05/25	297,279
USD	117,724	CHF	93,000	BNP Paribas SA	08/05/25	3,228
USD	50,408	CHF	40,000	JPMorgan Chase Bank N.A.	08/05/25	1,162
USD	7,640,731	CHF	6,063,000	State Street Bank & Trust Company	08/05/25	176,280
USD	2,861,699	DKK	18,153,000	Citibank N.A.	08/05/25	86,118
Schedule of Investments
18

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	93,281	DKK	591,000	JPMorgan Chase Bank N.A.	08/05/25	$2,918
USD	19,365	DKK	123,000	Morgan Stanley & Co. International PLC	08/05/25	559
USD	364,412	EUR	309,000	Bank of America N.A.	08/05/25	11,758
USD	134,762	EUR	114,000	BNP Paribas SA	08/05/25	4,656
USD	30,532,592	EUR	25,945,000	Citibank N.A.	08/05/25	922,224
USD	198,469	EUR	169,000	JPMorgan Chase Bank N.A.	08/05/25	5,594
USD	260,669	GBP	190,000	Citibank N.A.	08/05/25	9,743
USD	22,457,952	GBP	16,391,000	JPMorgan Chase Bank N.A.	08/05/25	811,012
USD	15,064	HKD	118,000	Morgan Stanley & Co. International PLC	08/05/25	30
USD	2,288,365	HKD	17,901,000	State Street Bank & Trust Company	08/05/25	7,739
USD	10,226	HKD	80,000	UBS AG	08/05/25	36
USD	23,953	ILS	81,000	Bank of America N.A.	08/05/25	111
USD	5,388,732	ILS	18,163,000	BNP Paribas SA	08/05/25	42,571
USD	35,793	ILS	120,000	Morgan Stanley & Co. International PLC	08/05/25	471
USD	8,014	ILS	27,000	State Street Bank & Trust Company	08/05/25	67
USD	250,861	JPY	35,911,000	JPMorgan Chase Bank N.A.	08/05/25	12,699
USD	789,716	JPY	114,355,000	Morgan Stanley & Co. International PLC	08/05/25	31,311
USD	55,948,918	JPY	8,050,915,000	UBS AG	08/05/25	2,555,068
USD	15,088	NOK	152,000	Bank of New York	08/05/25	386
USD	18,140	NOK	183,000	Citibank N.A.	08/05/25	440
USD	3,382,127	NOK	34,259,000	JPMorgan Chase Bank N.A.	08/05/25	68,442
USD	10,978	NZD	18,000	Bank of America N.A.	08/05/25	373
USD	747,322	NZD	1,230,000	Citibank N.A.	08/05/25	22,705
USD	5,401	NZD	9,000	JPMorgan Chase Bank N.A.	08/05/25	99
USD	35,856	NZD	59,000	State Street Bank & Trust Company	08/05/25	1,098
USD	8,313,283	SEK	78,927,000	Bank of America N.A.	08/05/25	250,149
USD	37,942	SEK	359,000	Bank of New York	08/05/25	1,267
USD	22,398	SEK	213,000	BNP Paribas SA	08/05/25	638
USD	178,637	SEK	1,692,000	JPMorgan Chase Bank N.A.	08/05/25	5,784
USD	21,277	SGD	27,000	Bank of America N.A.	08/05/25	480
USD	18,792	SGD	24,000	JPMorgan Chase Bank N.A.	08/05/25	306
USD	2,887,158	SGD	3,670,000	State Street Bank & Trust Company	08/05/25	60,391
NOK	149,000	USD	14,414	Barclays Bank PLC	09/02/25	—
NZD	6,000	USD	3,538	JPMorgan Chase Bank N.A.	09/02/25	—
USD	202,721	AUD	315,000	JPMorgan Chase Bank N.A.	09/02/25	183
USD	986,230	AUD	1,531,000	Morgan Stanley & Co. International PLC	09/02/25	1,829
USD	15,350,816	AUD	23,820,000	State Street Bank & Trust Company	09/02/25	35,051
USD	611,715	CHF	495,000	State Street Bank & Trust Company	09/02/25	151
USD	187,073	DKK	1,217,000	Morgan Stanley & Co. International PLC	09/02/25	598
USD	2,858,438	DKK	18,604,000	Societe Generale	09/02/25	7,835
USD	29,144,113	EUR	25,438,000	Bank of America N.A.	09/02/25	58,421
USD	99,603	EUR	87,000	BNP Paribas SA	09/02/25	128
USD	1,372,661	EUR	1,197,000	State Street Bank & Trust Company	09/02/25	4,017
USD	87,283	GBP	66,000	Citibank N.A.	09/02/25	95
USD	2,274,069	HKD	17,802,000	State Street Bank & Trust Company	09/02/25	30
USD	5,937,783	ILS	20,132,000	State Street Bank & Trust Company	09/02/25	10,947
USD	53,339,482	JPY	8,001,493,000	Bank of America N.A.	09/02/25	107,970
USD	3,105,327	JPY	465,834,000	Morgan Stanley & Co. International PLC	09/02/25	6,274
USD	694,967	JPY	104,427,000	UBS AG	09/02/25	246
USD	3,284,633	NOK	33,775,000	Bank of America N.A.	09/02/25	17,213
USD	295,479	NOK	3,041,000	BNP Paribas SA	09/02/25	1,291
USD	766,097	NZD	1,297,000	Citibank N.A.	09/02/25	1,247
USD	7,671	NZD	13,000	JPMorgan Chase Bank N.A.	09/02/25	5
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,776	NZD	91,000	State Street Bank & Trust Company	09/02/25	$113
USD	8,212,938	SEK	80,088,000	Morgan Stanley & Co. International PLC	09/02/25	16,448
USD	20,912	SEK	204,000	Societe Generale	09/02/25	34
USD	30,112	SGD	39,000	Bank of America N.A.	09/02/25	7
USD	294,329	SGD	381,000	Morgan Stanley & Co. International PLC	09/02/25	232
USD	2,834,439	SGD	3,669,000	State Street Bank & Trust Company	09/02/25	2,309
						5,701,371
AUD	422,000	USD	276,733	JPMorgan Chase Bank N.A.	08/05/25	$(5,534)
AUD	340,000	USD	224,139	Societe Generale	08/05/25	(5,638)
AUD	23,820,000	USD	15,342,938	State Street Bank & Trust Company	08/05/25	(35,016)
CHF	138,000	USD	174,680	Morgan Stanley & Co. International PLC	08/05/25	(4,782)
DKK	263,000	USD	41,690	Morgan Stanley & Co. International PLC	08/05/25	(1,477)
DKK	18,604,000	USD	2,852,353	Societe Generale	08/05/25	(7,814)
EUR	25,438,000	USD	29,090,134	Bank of America N.A.	08/05/25	(58,392)
EUR	739,000	USD	869,433	BNP Paribas SA	08/05/25	(26,031)
EUR	360,000	USD	425,713	Societe Generale	08/05/25	(14,855)
GBP	183,000	USD	250,813	JPMorgan Chase Bank N.A.	08/05/25	(9,132)
GBP	226,000	USD	308,180	Societe Generale	08/05/25	(9,711)
HKD	254,000	USD	32,463	Morgan Stanley & Co. International PLC	08/05/25	(103)
HKD	17,845,000	USD	2,273,525	State Street Bank & Trust Company	08/05/25	(34)
ILS	267,000	USD	79,274	Morgan Stanley & Co. International PLC	08/05/25	(685)
ILS	18,124,000	USD	5,344,718	State Street Bank & Trust Company	08/05/25	(10,037)
JPY	8,001,493,000	USD	53,173,627	Bank of America N.A.	08/05/25	(107,546)
JPY	113,595,000	USD	793,583	Societe Generale	08/05/25	(40,219)
JPY	86,093,000	USD	598,296	State Street Bank & Trust Company	08/05/25	(27,325)
NOK	33,775,000	USD	3,284,089	Bank of America N.A.	08/05/25	(17,219)
NOK	341,000	USD	33,703	JPMorgan Chase Bank N.A.	08/05/25	(720)
NOK	478,000	USD	47,525	Morgan Stanley & Co. International PLC	08/05/25	(1,290)
NZD	1,297,000	USD	765,347	Citibank N.A.	08/05/25	(1,259)
NZD	19,000	USD	11,587	Morgan Stanley & Co. International PLC	08/05/25	(394)
SEK	81,191,000	USD	8,314,305	Morgan Stanley & Co. International PLC	08/05/25	(19,883)
SGD	52,000	USD	40,942	Morgan Stanley & Co. International PLC	08/05/25	(890)
SGD	3,669,000	USD	2,828,273	State Street Bank & Trust Company	08/05/25	(2,276)
AUD	105,000	USD	67,513	JPMorgan Chase Bank N.A.	09/02/25	—
CHF	27,000	USD	33,358	JPMorgan Chase Bank N.A.	09/02/25	—
DKK	82,000	USD	12,565	Barclays Bank PLC	09/02/25	—
DKK	17,000	USD	2,608	JPMorgan Chase Bank N.A.	09/02/25	(3)
EUR	113,000	USD	129,205	Barclays Bank PLC	09/02/25	(2)
GBP	56,000	USD	74,129	Morgan Stanley & Co. International PLC	09/02/25	(152)
GBP	72,000	USD	95,114	State Street Bank & Trust Company	09/02/25	—
HKD	134,000	USD	17,117	Bank of America N.A.	09/02/25	—
HKD	79,000	USD	10,092	BNP Paribas SA	09/02/25	—
ILS	175,000	USD	51,526	State Street Bank & Trust Company	09/02/25	(6)
JPY	35,405,000	USD	235,540	State Street Bank & Trust Company	09/02/25	(1)
NOK	152,000	USD	14,730	UBS AG	09/02/25	(25)
SEK	432,000	USD	44,346	Barclays Bank PLC	09/02/25	(134)
SEK	354,000	USD	36,230	JPMorgan Chase Bank N.A.	09/02/25	—
SGD	16,000	USD	12,351	Barclays Bank PLC	09/02/25	—
USD	85,239	CHF	69,000	JPMorgan Chase Bank N.A.	09/02/25	(9)
USD	7,481,464	CHF	6,058,000	State Street Bank & Trust Company	09/02/25	(3,094)
USD	21,336,845	GBP	16,172,000	Bank of America N.A.	09/02/25	(26,716)
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	368,658	HKD	2,886,000	State Street Bank & Trust Company	09/02/25	$(1)
						(438,405)
						$5,262,966
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$5,701,371	$—	$—	$5,701,371
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$438,405	$—	$—	$438,405
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(9,645,429)	$—	$—	$(9,645,429)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$8,946,638	$—	$—	$8,946,638
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$165,080,333
Average amounts sold — in USD	$314,356,547
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$5,701,371	$438,405
Total derivative assets and liabilities in the Statement of Assets and Liabilities	5,701,371	438,405
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$5,701,371	$438,405
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$473,251	$(209,873)	$—	$—	$263,378
Bank of New York	1,653	—	—	—	1,653
Barclays Bank PLC	—	—	—	—	—
BNP Paribas SA	52,831	(26,031)	—	—	26,800
Citibank N.A.	1,042,572	(1,259)	—	—	1,041,313
JPMorgan Chase Bank N.A.	911,500	(15,398)	—	—	896,102
Morgan Stanley & Co. International PLC	57,752	(29,656)	—	—	28,096
Societe Generale	7,869	(7,869)	—	—	—
State Street Bank & Trust Company	598,593	(77,790)	—	—	520,803
UBS AG	2,555,350	(25)	—	—	2,555,325
	$5,701,371	$(367,901)	$—	$—	$5,333,470

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$209,873	$(209,873)	$—	$—	$—
Barclays Bank PLC	136	—	—	—	136
BNP Paribas SA	26,031	(26,031)	—	—	—
Citibank N.A.	1,259	(1,259)	—	—	—
JPMorgan Chase Bank N.A.	15,398	(15,398)	—	—	—
Morgan Stanley & Co. International PLC	29,656	(29,656)	—	—	—
Societe Generale	78,237	(7,869)	—	—	70,368
State Street Bank & Trust Company	77,790	(77,790)	—	—	—
UBS AG	25	(25)	—	—	—
	$438,405	$(367,901)	$—	$—	$70,504

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$162,258,355	$—	$—	$162,258,355
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$162,348,355	$—	$—	$162,348,355
Schedule of Investments
22

Schedule of Investments (continued)
July 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$5,701,371	$—	$5,701,371
Liabilities
Foreign Currency Exchange Contracts	—	(438,405)	—	(438,405)
	$—	$5,262,966	$—	$5,262,966

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.4%
ANZ Group Holdings Ltd.	627,077	$12,305,444
APA Group	289,661	1,557,909
Aristocrat Leisure Ltd.	120,805	5,409,271
ASX Ltd.	41,688	1,868,627
BHP Group Ltd.	1,081,053	27,302,225
BlueScope Steel Ltd.	99,746	1,512,178
Brambles Ltd.	298,539	4,567,480
CAR Group Ltd.	85,201	2,073,751
Cochlear Ltd.	14,149	2,888,561
Coles Group Ltd.	284,338	3,785,666
Commonwealth Bank of Australia	357,962	40,639,254
Computershare Ltd.	113,914	3,066,497
CSL Ltd.	102,269	17,690,922
Evolution Mining Ltd.	429,938	1,945,779
Fortescue Ltd.	364,911	4,128,696
Goodman Group	434,233	9,708,784
Insurance Australia Group Ltd.	513,881	2,884,628
James Hardie Industries PLC(a)	122,422	3,213,263
Lottery Corp. Ltd. (The)	449,241	1,558,139
Macquarie Group Ltd.	77,760	10,768,625
Medibank Pvt Ltd.	593,865	1,940,990
National Australia Bank Ltd.	656,893	16,301,879
Northern Star Resources Ltd.	291,667	2,897,807
Origin Energy Ltd.	361,482	2,703,094
Pro Medicus Ltd.	12,319	2,529,763
Qantas Airways Ltd.	170,120	1,179,839
QBE Insurance Group Ltd.	324,185	4,809,030
REA Group Ltd.	11,355	1,729,718
Reece Ltd.	48,324	418,416
Rio Tinto Ltd.	80,466	5,722,574
Santos Ltd.	697,467	3,509,575
Scentre Group	1,047,838	2,507,727
SGH Ltd.	42,550	1,391,697
Sigma Healthcare Ltd.(b)	991,436	1,831,297
Sonic Healthcare Ltd.	95,417	1,684,954
South32 Ltd.	984,926	1,841,851
Stockland	510,150	1,808,627
Suncorp Group Ltd.	239,128	3,205,454
Telstra Group Ltd.	832,924	2,654,596
Transurban Group	673,933	5,964,187
Vicinity Ltd.	895,788	1,410,417
Washington H Soul Pattinson & Co. Ltd.	51,967	1,350,105
Wesfarmers Ltd.	243,026	13,293,400
Westpac Banking Corp.	727,609	15,709,171
WiseTech Global Ltd.	43,778	3,315,752
Woodside Energy Group Ltd.	407,928	6,903,111
Woolworths Group Ltd.	257,911	5,206,733
Xero Ltd.(a)	33,928	3,907,167
		276,604,630
Austria — 0.1%
Erste Group Bank AG	65,707	6,008,502
OMV AG	31,053	1,581,479
Verbund AG	14,628	1,089,193
		8,679,174
Belgium — 0.6%
Ageas SA	32,049	2,179,084
Anheuser-Busch InBev SA	212,564	12,220,868
Argenx SE(a)	13,007	8,735,880
D'ieteren Group	4,631	914,775
Elia Group SA, Class B	10,539	1,215,918
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	18,143	$1,516,756
KBC Group NV	48,984	5,109,221
Lotus Bakeries NV	91	769,352
Sofina SA	3,564	1,091,375
Syensqo SA	15,654	1,240,671
UCB SA	27,064	5,814,831
		40,808,731
Brazil — 0.9%
Ambev SA	960,731	2,137,798
B3 SA - Brasil Bolsa Balcao	1,121,937	2,520,554
Banco Bradesco SA	318,620	762,473
Banco BTG Pactual SA	257,669	1,800,607
Banco do Brasil SA	345,880	1,216,854
BB Seguridade Participacoes SA	146,451	881,392
BRF SA	129,359	463,189
Caixa Seguridade Participacoes S/A	111,203	273,661
Centrais Eletricas Brasileiras SA	233,889	1,579,295
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	99,305	1,920,819
CPFL Energia SA	52,871	357,947
Embraer SA	149,959	2,160,119
Energisa SA	63,591	518,535
Eneva SA(a)	164,700	395,606
Engie Brasil Energia SA	42,963	306,366
Equatorial Energia SA	233,857	1,422,884
Klabin SA	174,808	580,659
Localiza Rent a Car SA	205,591	1,271,462
Motiva Infraestrutura de Mobilidade SA	213,945	470,335
Natura Cosmeticos SA(a)	202,477	326,520
NU Holdings Ltd./Cayman Islands, Class A(a)	690,214	8,434,415
Petroleo Brasileiro SA - Petrobras	801,359	5,121,954
PRIO SA(a)	172,970	1,303,248
Raia Drogasil SA	295,320	710,407
Rede D'Or Sao Luiz SA(c)	175,989	1,021,447
Rumo SA	274,933	812,100
Suzano SA	149,217	1,389,695
Telefonica Brasil SA	175,570	987,034
TIM SA/Brazil	213,500	789,632
TOTVS SA	122,042	950,478
Ultrapar Participacoes SA	160,839	493,184
Vale SA	761,486	7,270,056
Vibra Energia SA	212,749	805,852
WEG SA	354,943	2,352,320
XP Inc., Class A	79,510	1,283,291
		55,092,188
Canada — 8.1%
Agnico Eagle Mines Ltd.	105,309	13,073,182
Alamos Gold Inc., Class A	90,290	2,194,042
Alimentation Couche-Tard Inc.	163,900	8,516,744
AltaGas Ltd.	66,563	1,965,280
ARC Resources Ltd.	130,554	2,548,705
Bank of Montreal	153,146	16,903,976
Bank of Nova Scotia (The)	265,398	14,765,828
Barrick Mining Corp.	370,734	7,826,190
BCE Inc.	12,098	282,194
Brookfield Asset Management Ltd., Class A	88,892	5,481,331
Brookfield Corp., Class A	288,341	19,313,603
Brookfield Renewable Corp.	31,260	1,143,147
CAE Inc.(a)	69,973	1,995,261
Cameco Corp.	93,730	7,037,191
Canadian Imperial Bank of Commerce	199,219	14,238,350
Schedule of Investments
24

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian National Railway Co.	112,500	$10,504,655
Canadian Natural Resources Ltd.	444,557	14,072,077
Canadian Pacific Kansas City Ltd.	198,193	14,575,539
Canadian Tire Corp. Ltd., Class A, NVS	11,812	1,582,037
Canadian Utilities Ltd., Class A, NVS	36,427	1,014,256
CCL Industries Inc., Class B, NVS	32,677	1,826,525
Celestica Inc.(a)	25,541	5,106,172
Cenovus Energy Inc.	296,149	4,507,637
CGI Inc.	41,799	4,029,670
Constellation Software Inc./Canada	4,309	14,865,926
Descartes Systems Group Inc. (The)(a)	18,465	1,950,845
Dollarama Inc.	59,118	8,080,086
Element Fleet Management Corp.	88,689	2,306,836
Emera Inc.	63,725	2,992,168
Empire Co. Ltd., NVS	29,991	1,194,359
Enbridge Inc.	466,538	21,128,218
Fairfax Financial Holdings Ltd.	4,314	7,630,325
First Quantum Minerals Ltd.(a)	157,831	2,652,919
FirstService Corp.	8,810	1,736,567
Fortis Inc./Canada	105,669	5,170,582
Franco-Nevada Corp.	41,588	6,624,786
George Weston Ltd.	12,734	2,419,699
GFL Environmental Inc.	43,535	2,192,460
Gildan Activewear Inc.	30,326	1,531,839
Great-West Lifeco Inc.	60,898	2,286,752
Hydro One Ltd.(c)	71,576	2,531,195
iA Financial Corp. Inc.	20,306	1,987,661
IGM Financial Inc.	18,834	623,632
Imperial Oil Ltd.	38,361	3,198,503
Intact Financial Corp.	38,611	7,980,796
Ivanhoe Mines Ltd., Class A(a)(b)	154,177	1,202,839
Keyera Corp.	51,421	1,614,328
Kinross Gold Corp.	259,064	4,145,099
Loblaw Companies Ltd.	32,405	5,240,321
Lundin Gold Inc.	23,259	1,076,501
Lundin Mining Corp.	148,340	1,514,875
Magna International Inc.	58,779	2,410,380
Manulife Financial Corp.	363,041	11,232,367
Metro Inc./CN	44,652	3,414,318
National Bank of Canada	82,499	8,581,539
Nutrien Ltd.	103,099	6,117,039
Open Text Corp.	57,257	1,685,148
Pan American Silver Corp.	77,545	2,094,767
Pembina Pipeline Corp.	123,603	4,594,078
Power Corp. of Canada	120,484	4,855,533
Quebecor Inc., Class B	34,017	956,974
RB Global Inc.(b)	39,719	4,300,694
Restaurant Brands International Inc.	64,481	4,375,364
Rogers Communications Inc., Class B, NVS	78,643	2,626,731
Royal Bank of Canada	301,596	38,698,580
Saputo Inc.	54,422	1,141,385
Shopify Inc., Class A(a)	260,582	31,852,463
Stantec Inc.	24,313	2,657,655
Sun Life Financial Inc.	122,525	7,470,346
Suncor Energy Inc.	264,025	10,413,515
TC Energy Corp.	223,936	10,692,556
Teck Resources Ltd., Class B	96,061	3,114,911
TELUS Corp.	100,021	1,611,193
TFI International Inc.	17,927	1,559,038
Thomson Reuters Corp.	34,317	6,887,176
TMX Group Ltd.	58,082	2,361,677
Toromont Industries Ltd.	17,900	1,814,933
Security	Shares	Value
Canada (continued)
Toronto-Dominion Bank (The)	373,727	$27,220,359
Tourmaline Oil Corp.	74,348	3,164,190
West Fraser Timber Co. Ltd.	11,688	810,298
Wheaton Precious Metals Corp.	98,214	8,982,158
Whitecap Resources Inc.	265,995	2,008,017
WSP Global Inc.	28,013	5,767,977
		515,857,068
Chile — 0.1%
Banco de Chile	8,320,127	1,146,123
Banco de Credito e Inversiones SA	20,285	805,051
Banco Santander Chile	13,999,713	808,653
Cencosud SA	309,376	931,999
Empresas CMPC SA	247,790	349,058
Empresas Copec SA	89,114	589,964
Enel Americas SA	4,557,575	454,535
Enel Chile SA	7,665,693	491,022
Falabella SA	176,990	882,575
Latam Airlines Group SA	34,670,502	758,209
		7,217,189
China — 8.7%
AAC Technologies Holdings Inc.	168,000	849,437
Advanced Micro-Fabrication Equipment Inc./China, Class A	14,859	406,183
AECC Aviation Power Co. Ltd., Class A	29,400	172,591
Agricultural Bank of China Ltd., Class A	1,398,500	1,221,270
Agricultural Bank of China Ltd., Class H	5,863,000	3,840,945
Aier Eye Hospital Group Co. Ltd., Class A	173,942	309,037
Akeso Inc.(a)(c)	131,000	2,554,377
Alibaba Group Holding Ltd.	3,677,664	55,292,815
Alibaba Health Information Technology Ltd.(a)(b)	1,262,000	782,614
Aluminum Corp. of China Ltd., Class H	1,056,000	834,627
Anhui Conch Cement Co. Ltd., Class A	88,498	288,767
Anhui Conch Cement Co. Ltd., Class H	265,000	767,209
Anhui Gujing Distillery Co. Ltd., Class A	14,700	280,551
Anhui Gujing Distillery Co. Ltd., Class B	19,800	268,352
ANTA Sports Products Ltd.	277,200	3,181,725
APT Medical Inc., Class A	1,799	70,839
Autohome Inc., ADR	13,432	363,873
AviChina Industry & Technology Co. Ltd., Class H	565,000	333,967
Baidu Inc., Class A(a)	477,088	5,219,979
Bank of Beijing Co. Ltd., Class A	355,698	318,070
Bank of China Ltd., Class A	677,500	521,518
Bank of China Ltd., Class H	15,537,000	8,968,162
Bank of Communications Co. Ltd., Class A	998,100	1,058,318
Bank of Communications Co. Ltd., Class H	1,803,800	1,624,985
Bank of Jiangsu Co. Ltd., Class A	455,600	713,506
Bank of Ningbo Co. Ltd., Class A	89,377	344,942
Bank of Shanghai Co. Ltd., Class A	347,799	493,202
Baoshan Iron & Steel Co. Ltd., Class A	512,496	521,186
Beijing Enterprises Holdings Ltd.	90,000	376,566
Beijing Enterprises Water Group Ltd.	810,000	277,203
Beijing Kingsoft Office Software Inc., Class A	7,000	303,170
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	907,700	678,708
Bilibili Inc., Class Z(a)	50,674	1,159,374
BOC Aviation Ltd.(c)	53,900	489,680
BOE Technology Group Co. Ltd., Class A	1,155,100	646,156
Bosideng International Holdings Ltd.	1,026,000	585,534
BYD Co. Ltd., Class A	83,100	1,205,410
BYD Co. Ltd., Class H	777,500	11,352,160
BYD Electronic International Co. Ltd.	161,000	669,920
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
C&D International Investment Group Ltd.(b)	180,000	$363,142
Cambricon Technologies Corp. Ltd., Class A(a)	5,800	568,099
CGN Power Co. Ltd., Class A	640,800	326,732
CGN Power Co. Ltd., Class H(c)	1,864,000	700,253
Changchun High-Tech Industry Group Co. Ltd., Class A	14,300	208,626
China CITIC Bank Corp. Ltd., Class H	1,884,000	1,750,465
China Coal Energy Co. Ltd., Class H	390,000	479,196
China Communications Services Corp. Ltd., Class H	534,000	311,022
China Construction Bank Corp., Class H	20,855,050	21,330,612
China CSSC Holdings Ltd., Class A	97,600	463,974
China Energy Engineering Corp. Ltd., Class A	802,900	288,067
China Everbright Bank Co. Ltd., Class A	1,113,700	625,163
China Everbright Bank Co. Ltd., Class H	566,000	265,972
China Feihe Ltd.(c)	690,000	410,206
China Galaxy Securities Co. Ltd., Class H	752,500	1,016,936
China Gas Holdings Ltd.	666,400	699,985
China Hongqiao Group Ltd.(b)	678,000	1,788,493
China International Capital Corp. Ltd., Class H(c)	359,600	913,110
China Life Insurance Co. Ltd., Class A	43,000	243,605
China Life Insurance Co. Ltd., Class H	1,600,000	4,621,775
China Literature Ltd.(a)(c)	71,800	282,165
China Longyuan Power Group Corp. Ltd., Class H	703,000	633,924
China Mengniu Dairy Co. Ltd.	671,000	1,396,361
China Merchants Bank Co. Ltd., Class A	341,300	2,102,632
China Merchants Bank Co. Ltd., Class H	818,093	5,308,722
China Merchants Port Holdings Co. Ltd.	240,000	472,662
China Merchants Securities Co. Ltd., Class A	230,160	569,113
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,777	149,161
China Minsheng Banking Corp. Ltd., Class A	681,795	461,879
China Minsheng Banking Corp. Ltd., Class H	1,469,740	884,620
China National Building Material Co. Ltd., Class H	712,000	423,600
China National Nuclear Power Co. Ltd., Class A	405,700	516,824
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	127,300	661,529
China Oilfield Services Ltd., Class H	356,000	316,174
China Overseas Land & Investment Ltd.	747,000	1,291,936
China Pacific Insurance Group Co. Ltd., Class A	160,397	831,720
China Pacific Insurance Group Co. Ltd., Class H	499,800	2,012,903
China Petroleum & Chemical Corp., Class A	685,898	570,999
China Petroleum & Chemical Corp., Class H	4,915,000	2,884,232
China Power International Development Ltd.(b)	1,170,000	458,635
China Railway Group Ltd., Class A	512,496	404,052
China Railway Group Ltd., Class H	562,000	282,760
China Resources Beer Holdings Co. Ltd.	335,500	1,115,501
China Resources Gas Group Ltd.	218,600	553,343
China Resources Land Ltd.	671,000	2,460,535
China Resources Mixc Lifestyle Services Ltd.(c)	118,800	551,691
China Resources Pharmaceutical Group Ltd.(c)	341,500	238,478
China Resources Power Holdings Co. Ltd.	444,000	1,100,271
China Ruyi Holdings Ltd.(a)(b)	2,368,000	947,200
China Shenhua Energy Co. Ltd., Class A	136,500	721,211
China Shenhua Energy Co. Ltd., Class H	654,500	2,836,700
China State Construction Engineering Corp. Ltd., Class A	717,898	562,778
China State Construction International Holdings Ltd.	356,000	545,389
China Taiping Insurance Holdings Co. Ltd.	294,400	654,158
China Three Gorges Renewables Group Co. Ltd., Class A	1,212,500	727,900
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	353,298
Security	Shares	Value
China (continued)
China Tower Corp. Ltd., Class H(c)	948,000	$1,326,551
China United Network Communications Ltd., Class A	587,800	436,112
China Vanke Co. Ltd., Class A(a)	203,800	181,671
China Vanke Co. Ltd., Class H(a)(b)	388,500	246,498
China Yangtze Power Co. Ltd., Class A	378,649	1,462,407
Chongqing Changan Automobile Co. Ltd., Class A	111,900	199,162
Chongqing Rural Commercial Bank Co. Ltd., Class H	659,000	522,680
Chongqing Zhifei Biological Products Co. Ltd., Class A	33,500	111,234
Chow Tai Fook Jewellery Group Ltd.	469,200	783,607
CITIC Ltd.	1,183,000	1,774,705
CITIC Securities Co. Ltd., Class A	221,900	890,698
CITIC Securities Co. Ltd., Class H	309,325	1,086,842
CMOC Group Ltd., Class A	535,900	662,750
CMOC Group Ltd., Class H	777,000	881,998
Contemporary Amperex Technology Co. Ltd., Class A	59,660	2,178,806
Contemporary Amperex Technology Co. Ltd., Class H(a)(b)	18,400	952,112
Cosco Shipping Holdings Co. Ltd., Class A	271,630	587,397
Cosco Shipping Holdings Co. Ltd., Class H	538,749	984,801
CRRC Corp. Ltd., Class A	687,400	702,051
CRRC Corp. Ltd., Class H	580,000	401,915
CSC Financial Co. Ltd., Class A	148,900	526,865
CSPC Pharmaceutical Group Ltd.	1,660,960	2,087,485
Daqin Railway Co. Ltd., Class A	357,100	323,552
East Money Information Co. Ltd., Class A	246,642	791,702
ENN Energy Holdings Ltd.	159,200	1,297,483
Eve Energy Co. Ltd., Class A	35,600	217,755
Far East Horizon Ltd.	274,000	279,236
Focus Media Information Technology Co. Ltd., Class A	348,350	361,557
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,496	666,161
Fosun International Ltd.	452,500	312,277
Foxconn Industrial Internet Co. Ltd., Class A	174,200	829,995
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	1,055,481
Ganfeng Lithium Group Co. Ltd., Class A	76,800	382,501
GCL Technology Holdings Ltd.(a)(b)	4,659,000	690,308
Geely Automobile Holdings Ltd.	1,385,000	3,106,579
Genscript Biotech Corp.(a)	220,000	477,159
Giant Biogene Holding Co. Ltd.(c)	70,600	503,430
GoerTek Inc., Class A	72,800	230,766
Great Wall Motor Co. Ltd., Class H	563,500	919,591
Guangdong Investment Ltd.	612,000	544,735
Guotai Haitong Securities Co. Ltd.	314,957	884,530
Guotai Haitong Securities Co. Ltd., Class H(c)	315,584	681,260
H World Group Ltd., ADR	46,470	1,450,793
Haidilao International Holding Ltd.(c)	401,000	710,851
Haier Smart Home Co. Ltd., Class A	163,000	560,002
Haier Smart Home Co. Ltd., Class A	468,800	1,476,896
Haitian International Holdings Ltd.	123,000	333,423
Hanergy Thin Film Power Group Ltd.(a)(d)	7,401	—
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,100	170,301
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	1,051,285
Henan Shuanghui Investment & Development Co. Ltd., Class A	89,500	306,218
Hengan International Group Co. Ltd.	111,500	333,096
Hengli Petrochemical Co. Ltd., Class A	278,000	594,779
Hisense Home Appliances Group Co. Ltd., Class H	72,466	207,812
Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hithink RoyalFlush Information Network Co. Ltd., Class A	8,700	$340,572
Hua Hong Semiconductor Ltd.(b)(c)	137,000	705,365
Huaneng Power International Inc., Class H	892,000	605,512
Huatai Securities Co. Ltd., Class A	522,300	1,448,707
Huatai Securities Co. Ltd., Class H(c)	170,800	393,108
Huaxia Bank Co. Ltd., Class A	361,100	397,819
Hygon Information Technology Co. Ltd., Class A	36,215	695,761
Iflytek Co. Ltd., Class A	43,700	294,794
Industrial & Commercial Bank of China Ltd., Class A	946,540	991,993
Industrial & Commercial Bank of China Ltd., Class H	13,906,285	10,655,339
Industrial Bank Co. Ltd., Class A	312,542	979,850
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	137,199	520,978
Inner Mongolia Yitai Coal Co. Ltd., Class B	236,300	484,885
Innovent Biologics Inc.(a)(c)	268,000	3,317,331
J&T Global Express Ltd.(a)	500,600	658,516
JA Solar Technology Co. Ltd., Class A(a)	179,324	274,345
JD Health International Inc.(a)(c)	237,450	1,518,359
JD Logistics Inc.(a)(c)	409,400	709,497
JD.com Inc., Class A	520,658	8,206,576
Jiangsu Expressway Co. Ltd., Class H	218,000	267,311
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	393,408
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	123,156	1,073,734
Jiangsu Yanghe Distillery Co. Ltd., Class A	35,400	330,768
Jiangxi Copper Co. Ltd., Class H	325,000	649,587
Kanzhun Ltd., ADR(a)	57,331	1,086,996
KE Holdings Inc., Class A(b)	463,686	2,835,913
Kingdee International Software Group Co. Ltd.(a)	677,000	1,571,325
Kingsoft Corp. Ltd.	213,800	972,203
Kuaishou Technology(a)(c)	577,900	5,642,645
Kunlun Energy Co. Ltd.	702,000	676,272
Kweichow Moutai Co. Ltd., Class A	16,700	3,286,511
Legend Biotech Corp., ADR(a)(b)	15,434	603,006
Lenovo Group Ltd.	1,744,000	2,236,242
Lens Technology Co. Ltd., Class A	109,925	345,734
Li Auto Inc., Class A(a)	271,706	3,557,095
Li Ning Co. Ltd.	447,000	947,054
Longfor Group Holdings Ltd.(b)(c)	387,000	481,683
LONGi Green Energy Technology Co. Ltd., Class A(a)	245,496	535,468
Luxshare Precision Industry Co. Ltd., Class A	129,188	652,121
Luzhou Laojiao Co. Ltd., Class A	24,900	423,792
Mango Excellent Media Co. Ltd., Class A	61,400	187,120
Meituan, Class B(a)(c)	1,061,560	16,377,258
Midea Group Co. Ltd., Class A	82,600	802,214
Midea Group Co. Ltd., Class H	62,200	602,669
MINISO Group Holding Ltd.	95,232	453,311
MMG Ltd.(a)	924,000	449,268
Muyuan Foods Co. Ltd., Class A	107,658	690,933
NARI Technology Co. Ltd., Class A	183,044	555,055
NAURA Technology Group Co. Ltd., Class A	11,880	550,389
NetEase Inc.	372,785	9,745,435
New China Life Insurance Co. Ltd., Class A	68,100	628,542
New China Life Insurance Co. Ltd., Class H	193,300	1,236,909
New Hope Liuhe Co. Ltd., Class A	279,107	371,580
New Oriental Education & Technology Group Inc.	269,310	1,194,304
Ningbo Deye Technology Co. Ltd., Class A	25,113	177,661
Ningbo Tuopu Group Co. Ltd., Class A	32,700	207,428
Ningxia Baofeng Energy Group Co. Ltd., Class A	196,100	421,978
Security	Shares	Value
China (continued)
NIO Inc., Class A(a)(b)	311,248	$1,489,734
Nongfu Spring Co. Ltd., Class H(c)	447,000	2,582,607
OmniVision Integrated Circuits Group Inc.	24,385	407,960
Orient Overseas International Ltd.	24,000	431,815
PDD Holdings Inc., ADR(a)	149,585	16,970,418
People's Insurance Co. Group of China Ltd. (The), Class H	1,930,000	1,482,757
PetroChina Co. Ltd., Class A	207,100	254,626
PetroChina Co. Ltd., Class H	4,666,000	4,559,761
PICC Property & Casualty Co. Ltd., Class H	1,506,285	3,126,418
Ping An Bank Co. Ltd., Class A	409,300	693,653
Ping An Insurance Group Co. of China Ltd., Class A	184,606	1,499,761
Ping An Insurance Group Co. of China Ltd., Class H	1,419,000	9,741,947
Poly Developments and Holdings Group Co. Ltd., Class A	175,300	193,708
Pop Mart International Group Ltd.(c)	121,200	3,780,697
Postal Savings Bank of China Co. Ltd., Class A	507,000	403,357
Postal Savings Bank of China Co. Ltd., Class H(c)	1,907,000	1,347,124
Qifu Technology Inc.	26,303	902,982
Rongsheng Petrochemical Co. Ltd., Class A	187,150	236,830
SAIC Motor Corp. Ltd., Class A	174,500	414,618
Sany Heavy Industry Co. Ltd., Class A	161,027	444,628
Seres Group Co. Ltd., Class A	21,700	380,484
SF Holding Co. Ltd., Class A	84,900	540,607
Shaanxi Coal Industry Co. Ltd., Class A	158,100	440,880
Shandong Gold Mining Co. Ltd., Class A	162,300	660,494
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	396,115
Shanghai Baosight Software Co. Ltd., Class B	253,141	347,957
Shanghai Pudong Development Bank Co. Ltd., Class A	546,800	970,011
Shanghai United Imaging Healthcare Co. Ltd., Class A	25,138	464,680
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	24,580	609,300
Shenwan Hongyuan Group Co. Ltd., Class A	998,706	732,301
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	360,428
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	563,139
Shenzhou International Group Holdings Ltd.	169,300	1,218,412
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	6,363	270,603
Sino Biopharmaceutical Ltd.	2,304,000	2,206,543
Sinopharm Group Co. Ltd., Class H	282,800	679,746
Sinotruk Hong Kong Ltd.	132,500	403,801
Smoore International Holdings Ltd.(b)(c)	373,000	1,005,758
Sungrow Power Supply Co. Ltd., Class A	36,120	359,644
Sunny Optical Technology Group Co. Ltd.	156,200	1,447,244
TAL Education Group, ADR(a)	99,655	1,090,226
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	269,525	304,049
Tencent Holdings Ltd.	1,378,900	96,539,819
Tencent Music Entertainment Group, ADR	164,254	3,447,691
Tingyi Cayman Islands Holding Corp.	414,000	612,001
Tongcheng Travel Holdings Ltd.	280,400	702,578
Tongwei Co. Ltd., Class A(a)	140,600	397,573
TravelSky Technology Ltd., Class H	142,000	225,763
Trina Solar Co. Ltd., Class A(a)	131,468	281,979
Trip.com Group Ltd.	132,410	8,220,336
Tsingtao Brewery Co. Ltd., Class H	140,000	889,413
Vipshop Holdings Ltd., ADR	81,161	1,224,720
Wanhua Chemical Group Co. Ltd., Class A	62,531	539,076
Want Want China Holdings Ltd.	1,091,000	788,546
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Weichai Power Co. Ltd., Class H	473,000	$1,002,697
Wens Foodstuff Group Co. Ltd., Class A	152,260	364,884
Wingtech Technology Co. Ltd., Class A	35,500	181,573
Wuliangye Yibin Co. Ltd., Class A	60,100	1,008,365
WuXi AppTec Co. Ltd., Class A	74,514	987,565
WuXi AppTec Co. Ltd., Class H(b)(c)	42,636	568,731
Wuxi Biologics Cayman Inc.(a)(c)	794,000	3,228,429
Xiaomi Corp., Class B(a)(c)	3,658,800	24,616,225
Xinyi Solar Holdings Ltd.(b)	1,076,000	416,545
XPeng Inc., Class A(a)	286,632	2,608,350
Yadea Group Holdings Ltd.(c)	254,000	399,690
Yankuang Energy Group Co. Ltd., Class H	842,700	960,790
Yonyou Network Technology Co. Ltd., Class A(a)	105,300	230,382
Yum China Holdings Inc.	82,857	3,867,765
Yunnan Baiyao Group Co. Ltd., Class A	65,798	511,220
Yunnan Energy New Material Co. Ltd., Class A(a)	61,800	252,793
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,600	375,354
Zhaojin Mining Industry Co. Ltd., Class H	361,000	896,445
Zhejiang Expressway Co. Ltd., Class H	395,840	377,160
Zhejiang Huayou Cobalt Co. Ltd., Class A	45,900	280,267
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	112,672	866,387
Zhongji Innolight Co. Ltd., Class A	21,200	634,175
Zhongsheng Group Holdings Ltd.	156,500	263,250
Zhuzhou CRRC Times Electric Co. Ltd., Class H	114,200	463,239
Zijin Mining Group Co. Ltd., Class A	381,400	1,009,254
Zijin Mining Group Co. Ltd., Class H	1,212,000	3,213,810
ZTE Corp., Class A	52,900	250,754
ZTE Corp., Class H	130,800	412,702
ZTO Express Cayman Inc.	88,279	1,720,965
		552,424,591
Colombia — 0.0%
Grupo Cibest SA	35,968	468,318
Interconexion Electrica SA ESP	94,371	473,462
		941,780
Czech Republic — 0.1%
CEZ AS	32,095	1,859,564
Komercni Banka AS	16,607	791,084
Moneta Money Bank AS(c)	63,542	441,975
		3,092,623
Denmark — 1.2%
AP Moller - Maersk A/S, Class A	731	1,434,346
AP Moller - Maersk A/S, Class B, NVS(b)	858	1,694,345
Carlsberg A/S, Class B	20,306	2,531,492
Coloplast A/S, Class B	27,064	2,471,810
Danske Bank A/S	148,513	5,891,729
Demant A/S(a)	16,912	640,755
DSV A/S	43,936	9,845,394
Genmab A/S(a)	14,092	3,033,971
Novo Nordisk A/S, Class B	688,731	32,031,478
Novonesis Novozymes B, Class B	75,875	4,908,924
Orsted A/S(a)(c)	37,394	1,762,435
Pandora A/S	17,632	2,910,965
Rockwool A/S, Class B	19,907	872,337
Tryg A/S	74,802	1,804,368
Vestas Wind Systems A/S	218,207	3,984,043
		75,818,392
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	462,852	896,700
Eastern Co. SAE	263,319	184,058
		1,080,758
Security	Shares	Value
Finland — 0.5%
Elisa OYJ	30,488	$1,568,689
Fortum OYJ	93,000	1,706,152
Kesko OYJ, Class B	61,284	1,332,891
Kone OYJ, Class B	72,394	4,445,603
Metso OYJ	138,775	1,742,915
Neste OYJ	91,074	1,437,386
Nokia OYJ	1,134,474	4,623,373
Orion OYJ, Class B	23,400	1,873,374
Sampo OYJ, Class A	521,667	5,599,402
Stora Enso OYJ, Class R	121,825	1,253,516
UPM-Kymmene OYJ	110,721	2,869,641
Wartsila OYJ Abp	108,999	3,011,468
		31,464,410
France — 6.9%
Accor SA	38,294	1,940,888
Aeroports de Paris SA	7,448	903,997
Air Liquide SA	123,964	24,388,236
Airbus SE	127,423	25,619,039
Alstom SA(a)	74,321	1,743,297
Amundi SA(c)	13,300	982,876
ArcelorMittal SA	101,253	3,156,681
Arkema SA	12,937	879,734
AXA SA	379,308	18,422,663
BioMerieux	9,063	1,296,773
BNP Paribas SA	217,043	19,789,596
Bollore SE	178,045	1,026,974
Bouygues SA	43,498	1,791,096
Bureau Veritas SA	71,936	2,215,348
Capgemini SE	33,939	5,052,713
Carrefour SA	115,628	1,657,065
Cie de Saint-Gobain SA	97,962	11,237,916
Cie Generale des Etablissements Michelin SCA	145,032	5,159,726
Covivio SA/France	11,153	722,065
Credit Agricole SA	227,615	4,189,143
Danone SA	137,476	11,250,598
Dassault Aviation SA	4,215	1,312,370
Dassault Systemes SE	140,237	4,606,957
Edenred SE	55,408	1,582,346
Eiffage SA	14,611	1,961,313
Engie SA	388,600	8,735,034
EssilorLuxottica SA	63,198	18,792,200
Eurazeo SE	9,358	549,125
Eurofins Scientific SE	25,291	1,936,871
Euronext NV(c)	17,528	2,825,319
FDJ UNITED	20,471	638,528
Gecina SA	9,629	946,267
Getlink SE	66,533	1,206,636
Hermes International SCA	6,821	16,680,673
Ipsen SA	8,464	997,331
Kering SA	16,175	3,971,695
Klepierre SA	44,831	1,711,285
Legrand SA	56,396	8,330,068
L'Oreal SA	51,129	22,623,711
LVMH Moet Hennessy Louis Vuitton SE	58,338	31,316,525
Orange SA	400,530	6,092,486
Pernod Ricard SA	44,688	4,592,527
Publicis Groupe SA	49,705	4,542,127
Renault SA	40,623	1,503,083
Rexel SA	49,542	1,497,379
Safran SA	76,510	25,229,263
Sanofi SA	236,163	21,200,501
Sartorius Stedim Biotech	6,063	1,211,572
Schedule of Investments
28

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Schneider Electric SE	116,554	$30,163,385
Societe Generale SA	156,199	9,969,949
Sodexo SA	18,743	1,114,711
STMicroelectronics NV	144,853	3,681,286
Teleperformance SE	11,906	1,160,729
Thales SA	20,287	5,457,074
TotalEnergies SE	432,931	25,744,442
Unibail-Rodamco-Westfield, New	27,922	2,706,738
Veolia Environnement SA	133,067	4,509,514
Vinci SA	104,664	14,538,747
		439,066,191
Germany — 6.2%
adidas AG	37,050	7,081,323
Allianz SE, Registered	82,534	32,615,591
BASF SE	188,451	9,235,866
Bayer AG, Registered	210,896	6,559,229
Bayerische Motoren Werke AG	60,348	5,742,196
Beiersdorf AG	21,455	2,666,044
Brenntag SE	25,675	1,592,854
Commerzbank AG	192,644	7,024,921
Continental AG	23,838	2,036,017
Covestro AG, NVS(a)	38,716	2,624,451
CTS Eventim AG & Co. KGaA	13,756	1,553,388
Daimler Truck Holding AG	102,986	5,009,781
Delivery Hero SE, Class A(a)(c)	41,678	1,243,857
Deutsche Bank AG, Registered	392,429	12,925,247
Deutsche Boerse AG	40,452	11,706,292
Deutsche Lufthansa AG, Registered	140,409	1,203,983
Deutsche Post AG, Registered	206,713	9,261,922
Deutsche Telekom AG, Registered	742,991	26,648,039
E.ON SE	481,583	8,785,631
Evonik Industries AG	55,637	1,104,843
Fresenius Medical Care AG	46,200	2,343,329
Fresenius SE & Co. KGaA	90,000	4,295,757
GEA Group AG	33,565	2,410,982
Hannover Rueck SE	12,626	3,830,013
Heidelberg Materials AG	28,376	6,546,187
Henkel AG & Co. KGaA	23,479	1,669,599
Infineon Technologies AG	280,925	11,035,608
Knorr-Bremse AG	15,924	1,589,302
LEG Immobilien SE	15,839	1,257,197
Mercedes-Benz Group AG	151,809	8,595,463
Merck KGaA	27,527	3,440,445
MTU Aero Engines AG	11,466	4,945,953
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	28,445	18,622,105
Nemetschek SE	12,625	1,881,037
QIAGEN NV	46,808	2,321,006
Rational AG	1,117	862,265
Rheinmetall AG	9,592	18,987,326
RWE AG	135,067	5,541,148
SAP SE	223,323	63,860,445
Scout24 SE(c)	16,428	2,195,464
Siemens AG, Registered	162,753	41,453,697
Siemens Energy AG(a)	144,823	16,767,413
Siemens Healthineers AG(c)	72,625	3,911,773
Symrise AG, Class A	29,362	2,661,584
Talanx AG(a)	13,383	1,773,877
Vonovia SE	160,771	4,989,619
Zalando SE(a)(c)	46,754	1,363,255
		395,773,324
Security	Shares	Value
Greece — 0.2%
Alpha Bank SA	455,428	$1,704,726
Eurobank Ergasias Services and Holdings SA	492,869	1,809,007
Hellenic Telecommunications Organization SA	34,927	633,753
Jumbo SA	26,249	887,876
Metlen Energy & Metals SA	24,310	1,337,326
National Bank of Greece SA	177,733	2,479,118
OPAP SA	33,217	745,256
Piraeus Financial Holdings SA	221,070	1,699,903
Public Power Corp. SA	37,061	601,110
		11,898,075
Hong Kong — 1.3%
AIA Group Ltd.	2,294,600	21,395,231
BOC Hong Kong Holdings Ltd.	791,000	3,551,791
CK Asset Holdings Ltd.	380,560	1,743,801
CK Hutchison Holdings Ltd.	572,060	3,723,539
CK Infrastructure Holdings Ltd.	142,500	1,003,626
CLP Holdings Ltd.	368,000	3,194,157
Futu Holdings Ltd., ADR	12,456	1,914,238
Galaxy Entertainment Group Ltd.	447,000	2,179,868
Hang Seng Bank Ltd.	164,100	2,390,395
Henderson Land Development Co. Ltd.	296,617	1,037,945
HKT Trust & HKT Ltd., Class SS	818,000	1,288,004
Hong Kong & China Gas Co. Ltd.	2,522,748	2,251,712
Hong Kong Exchanges & Clearing Ltd.	252,400	13,659,584
Hongkong Land Holdings Ltd.	232,800	1,408,440
Jardine Matheson Holdings Ltd.	32,700	1,775,654
Link REIT	548,120	3,053,990
MTR Corp. Ltd.	325,000	1,169,112
Power Assets Holdings Ltd.	315,000	2,073,991
Sands China Ltd.	501,600	1,214,257
Sino Land Co. Ltd.	828,000	954,435
SITC International Holdings Co. Ltd.	283,000	917,497
Sun Hung Kai Properties Ltd.	297,500	3,533,546
Swire Pacific Ltd., Class A	80,000	723,147
Techtronic Industries Co. Ltd.	326,500	3,904,172
WH Group Ltd.(c)	1,733,000	1,734,972
Wharf Holdings Ltd. (The)	217,000	617,828
Wharf Real Estate Investment Co. Ltd.	340,000	1,079,436
		83,494,368
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	99,346	863,170
OTP Bank Nyrt	48,079	3,901,412
Richter Gedeon Nyrt	29,486	885,035
		5,649,617
India — 5.0%
ABB India Ltd.	11,762	736,515
Adani Enterprises Ltd.	35,820	989,018
Adani Ports & Special Economic Zone Ltd.	111,686	1,741,973
Adani Power Ltd.(a)	125,491	836,276
Alkem Laboratories Ltd.	9,075	519,952
Ambuja Cements Ltd.	133,539	899,116
APL Apollo Tubes Ltd.	42,203	768,014
Apollo Hospitals Enterprise Ltd.	22,237	1,895,833
Ashok Leyland Ltd.	716,486	984,639
Asian Paints Ltd.	81,902	2,235,567
Astral Ltd.	22,858	364,577
AU Small Finance Bank Ltd.(c)	70,126	590,883
Aurobindo Pharma Ltd.(a)	64,713	836,690
Avenue Supermarts Ltd.(a)(c)	33,997	1,650,918
Axis Bank Ltd.	497,456	6,041,143
Bajaj Auto Ltd.	14,725	1,340,672
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Bajaj Finance Ltd.	593,600	$5,940,372
Bajaj Finserv Ltd.	84,221	1,863,604
Bajaj Holdings & Investment Ltd.	5,799	920,781
Balkrishna Industries Ltd.	17,539	533,705
Bank of Baroda	223,958	605,153
Bharat Electronics Ltd.	762,173	3,311,107
Bharat Forge Ltd.	54,127	720,428
Bharat Heavy Electricals Ltd.	234,463	634,307
Bharat Petroleum Corp. Ltd.	331,034	1,237,053
Bharti Airtel Ltd.	538,195	11,716,040
Bosch Ltd.	1,855	852,902
Britannia Industries Ltd.	22,890	1,506,051
BSE Ltd.	21,498	591,902
Canara Bank	320,262	389,751
CG Power & Industrial Solutions Ltd.	140,757	1,056,857
Cholamandalam Investment and Finance Co. Ltd.	85,904	1,408,276
Cipla Ltd.	114,264	2,017,926
Coal India Ltd.	386,524	1,652,949
Colgate-Palmolive India Ltd.	31,893	815,483
Container Corp. of India Ltd.	84,057	552,547
Coromandel International Ltd.	25,109	767,797
Cummins India Ltd.	30,130	1,216,894
Dabur India Ltd.	112,930	680,415
Divi's Laboratories Ltd.	25,862	1,936,662
Dixon Technologies India Ltd.	8,061	1,540,167
DLF Ltd.	169,370	1,506,320
Dr Reddy's Laboratories Ltd.	128,280	1,850,785
Eicher Motors Ltd.	29,705	1,848,325
Eternal Ltd.(a)	1,000,321	3,491,232
GAIL India Ltd.	511,727	1,030,828
GMR Airports Infrastructure Ltd.(a)	549,522	560,894
Godrej Consumer Products Ltd.	89,842	1,287,269
Godrej Properties Ltd.(a)	33,201	791,640
Grasim Industries Ltd.	63,237	1,975,742
Havells India Ltd.	56,620	967,054
HCL Technologies Ltd.	197,818	3,297,646
HDFC Asset Management Co. Ltd.(c)	20,375	1,309,446
HDFC Bank Ltd.	1,206,710	27,691,941
HDFC Life Insurance Co. Ltd.(c)	194,209	1,668,679
Hero MotoCorp Ltd.	25,716	1,245,753
Hindalco Industries Ltd.	294,223	2,277,762
Hindustan Aeronautics Ltd.	43,841	2,256,322
Hindustan Petroleum Corp. Ltd.	198,268	941,345
Hindustan Unilever Ltd.	168,649	4,843,529
Hyundai Motor India Ltd.(a)	37,272	913,928
ICICI Bank Ltd.	1,119,076	18,844,449
ICICI Lombard General Insurance Co. Ltd.(c)	44,361	973,521
ICICI Prudential Life Insurance Co. Ltd.(c)	87,539	613,891
IDFC First Bank Ltd.	702,333	548,740
Indian Hotels Co. Ltd., Class A	188,403	1,584,670
Indian Oil Corp. Ltd.	617,155	1,019,561
Indian Railway Catering & Tourism Corp. Ltd.	67,471	556,214
Indus Towers Ltd.(a)	282,316	1,164,287
IndusInd Bank Ltd.	128,626	1,166,972
Info Edge India Ltd.	85,270	1,346,502
Infosys Ltd.	711,528	12,100,920
InterGlobe Aviation Ltd.(a)(c)	42,197	2,831,774
ITC Ltd.	634,382	2,975,058
Jindal Stainless Ltd.	81,336	642,065
Jindal Steel & Power Ltd.	96,364	1,056,457
Jio Financial Services Ltd.(a)	615,540	2,301,827
JSW Energy Ltd.	100,936	590,618
Security	Shares	Value
India (continued)
JSW Steel Ltd.	139,633	$1,665,648
Jubilant Foodworks Ltd.	92,136	686,497
Kalyan Jewellers India Ltd.	90,059	607,283
Kotak Mahindra Bank Ltd.	229,553	5,171,907
Larsen & Toubro Ltd.	141,320	5,844,380
Lodha Developers Ltd.(c)	69,304	969,029
LTIMindtree Ltd.(c)	13,156	761,022
Lupin Ltd.	50,581	1,105,557
Mahindra & Mahindra Ltd.	201,770	7,350,194
Mankind Pharma Ltd.(a)	27,615	805,687
Marico Ltd.	123,929	1,001,295
Maruti Suzuki India Ltd.	27,700	3,973,258
Max Healthcare Institute Ltd.	169,397	2,403,333
Mphasis Ltd.	18,357	579,592
MRF Ltd.	528	888,472
Muthoot Finance Ltd.	24,550	730,113
Nestle India Ltd.	70,802	1,812,528
NHPC Ltd.	794,154	749,456
NMDC Ltd.	688,421	553,316
NTPC Ltd.	916,372	3,477,923
Oberoi Realty Ltd.	27,711	512,996
Oil & Natural Gas Corp. Ltd.	669,433	1,834,071
Oil India Ltd.	107,087	535,667
Oracle Financial Services Software Ltd.	4,692	450,466
Page Industries Ltd.	1,364	758,360
PB Fintech Ltd.(a)	78,425	1,609,359
Persistent Systems Ltd.	23,281	1,360,564
Petronet LNG Ltd.	169,555	555,878
Phoenix Mills Ltd. (The)	43,831	739,689
PI Industries Ltd.	19,249	931,592
Pidilite Industries Ltd.	34,692	1,134,414
Polycab India Ltd.	12,132	940,219
Power Finance Corp. Ltd.	323,331	1,505,056
Power Grid Corp. of India Ltd.	975,981	3,226,366
Prestige Estates Projects Ltd.	36,539	675,095
Punjab National Bank	480,454	574,593
Rail Vikas Nigam Ltd.	114,135	450,049
REC Ltd.	293,799	1,316,900
Reliance Industries Ltd.	1,290,165	20,374,911
Samvardhana Motherson International Ltd.	897,592	987,929
SBI Cards & Payment Services Ltd.	52,324	482,272
SBI Life Insurance Co. Ltd.(c)	96,727	2,023,574
Shree Cement Ltd.	1,654	579,799
Shriram Finance Ltd.	301,903	2,162,257
Siemens Ltd.	19,002	654,263
Solar Industries India Ltd.	6,476	1,046,581
Sona Blw Precision Forgings Ltd.(c)	86,029	438,239
SRF Ltd.	29,487	1,020,174
State Bank of India	382,338	3,464,150
Sun Pharmaceutical Industries Ltd.	206,045	4,001,400
Sundaram Finance Ltd.	14,824	788,487
Supreme Industries Ltd.	13,517	660,748
Suzlon Energy Ltd.(a)	2,034,419	1,419,392
Tata Communications Ltd.	24,756	485,698
Tata Consultancy Services Ltd.	193,769	6,682,403
Tata Consumer Products Ltd.	130,429	1,592,684
Tata Elxsi Ltd.	7,486	518,657
Tata Motors Ltd.	431,526	3,261,760
Tata Power Co. Ltd. (The)	363,077	1,640,023
Tata Steel Ltd.	1,594,872	2,864,120
Tech Mahindra Ltd.	110,137	1,827,179
Thermax Ltd.	9,341	418,744
Schedule of Investments
30

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Titan Co. Ltd.	73,866	$2,811,814
Torrent Pharmaceuticals Ltd.	23,130	984,542
Torrent Power Ltd.	38,198	567,223
Trent Ltd.	38,523	2,197,363
Tube Investments of India Ltd.	24,907	804,102
TVS Motor Co. Ltd.	47,490	1,512,622
UltraTech Cement Ltd.	24,543	3,417,216
Union Bank of India Ltd.	334,786	497,195
United Spirits Ltd.	64,683	987,554
UPL Ltd.	110,393	883,182
Varun Beverages Ltd.	307,640	1,828,402
Vedanta Ltd.	301,837	1,457,679
Vodafone Idea Ltd.(a)	6,651,143	522,197
Voltas Ltd.	46,391	700,194
Wipro Ltd.	542,163	1,525,081
Yes Bank Ltd.(a)	3,133,678	673,921
Zydus Lifesciences Ltd.	54,917	604,786
		320,593,222
Indonesia — 0.3%
Alamtri Resources Indonesia Tbk PT	3,139,700	351,952
Amman Mineral Internasional PT(a)	1,386,700	706,824
Astra International Tbk PT	4,084,500	1,262,602
Bank Central Asia Tbk PT	11,848,800	5,938,565
Bank Mandiri Persero Tbk PT	8,461,668	2,303,526
Bank Negara Indonesia Persero Tbk PT	3,284,200	796,447
Bank Rakyat Indonesia Persero Tbk PT	14,691,416	3,289,856
Barito Pacific Tbk PT	3,813,688	606,859
Chandra Asri Pacific Tbk PT	1,700,448	956,015
Charoen Pokphand Indonesia Tbk PT	1,795,100	536,510
GoTo Gojek Tokopedia Tbk PT(a)	185,907,700	730,552
Indofood CBP Sukses Makmur Tbk PT	637,800	378,872
Indofood Sukses Makmur Tbk PT	808,000	417,215
Kalbe Farma Tbk PT	5,646,500	488,367
Sumber Alfaria Trijaya Tbk PT	5,222,100	733,975
Telkom Indonesia Persero Tbk PT	10,418,100	1,829,366
United Tractors Tbk PT	226,345	331,668
		21,659,171
Ireland — 0.3%
AIB Group PLC	392,552	3,096,705
Bank of Ireland Group PLC	208,722	2,798,956
Kerry Group PLC, Class A	32,430	2,995,558
Kingspan Group PLC	34,336	2,849,609
Ryanair Holdings PLC	182,550	5,367,460
		17,108,288
Israel — 0.6%
Azrieli Group Ltd.	10,927	1,073,568
Bank Hapoalim BM	265,237	4,974,008
Bank Leumi Le-Israel BM	319,950	5,918,683
Check Point Software Technologies Ltd.(a)	18,509	3,446,376
CyberArk Software Ltd.(a)(b)	10,177	4,187,530
Elbit Systems Ltd.	5,887	2,715,864
ICL Group Ltd.	153,213	954,503
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	281,237	2,689,619
Mizrahi Tefahot Bank Ltd.	35,471	2,191,179
Monday.com Ltd.(a)	8,972	2,353,266
Nice Ltd.(a)	13,455	2,100,475
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	248,362	3,837,193
Wix.com Ltd.(a)	11,737	1,596,584
		38,038,850
Security	Shares	Value
Italy — 2.0%
Banca Mediolanum SpA	48,012	$846,873
Banco BPM SpA	259,982	3,315,589
BPER Banca SpA	312,653	3,076,667
Davide Campari-Milano NV(b)	121,935	839,867
DiaSorin SpA	5,344	522,456
Enel SpA	1,714,451	15,118,517
Eni SpA	467,085	7,971,895
Ferrari NV	26,855	11,776,113
FinecoBank Banca Fineco SpA	130,990	2,789,303
Generali	186,960	6,974,686
Infrastrutture Wireless Italiane SpA(c)	84,757	1,002,022
Intesa Sanpaolo SpA	3,219,840	19,400,371
Leonardo SpA	86,429	4,658,793
Mediobanca Banca di Credito Finanziario SpA	107,696	2,371,073
Moncler SpA	50,932	2,716,335
Nexi SpA(c)	132,355	755,778
Poste Italiane SpA(c)	99,097	2,140,982
Prysmian SpA	61,339	4,898,743
Recordati Industria Chimica e Farmaceutica SpA	22,257	1,276,521
Snam SpA	436,565	2,530,009
Stellantis NV	423,816	3,740,220
Telecom Italia SpA/Milano(a)	2,058,558	945,974
Tenaris SA	90,950	1,588,457
Terna - Rete Elettrica Nazionale	298,635	2,889,576
UniCredit SpA	300,214	22,087,874
Unipol Gruppo SpA	84,625	1,697,383
		127,932,077
Japan — 13.4%
Advantest Corp.	163,100	10,846,002
Aeon Co. Ltd.	158,700	5,069,327
AGC Inc.	44,500	1,339,213
Aisin Corp.	106,600	1,473,213
Ajinomoto Co. Inc.	194,400	5,143,129
ANA Holdings Inc.	31,500	584,091
Asahi Group Holdings Ltd.	311,700	3,954,251
Asahi Kasei Corp.	259,900	1,808,320
Asics Corp.	139,500	3,279,546
Astellas Pharma Inc.	390,200	4,045,836
Bandai Namco Holdings Inc.	127,500	4,122,957
Bridgestone Corp.	123,700	5,003,686
Canon Inc.	197,900	5,620,883
Capcom Co. Ltd.	78,700	2,003,366
Central Japan Railway Co.	161,100	3,755,592
Chiba Bank Ltd. (The)	113,800	1,060,696
Chubu Electric Power Co. Inc.	126,600	1,548,412
Chugai Pharmaceutical Co. Ltd.	144,500	6,926,886
Concordia Financial Group Ltd.	224,000	1,485,395
Dai Nippon Printing Co. Ltd.	82,700	1,273,535
Daifuku Co. Ltd.	65,600	1,660,742
Dai-ichi Life Holdings Inc.	745,500	5,898,532
Daiichi Sankyo Co. Ltd.	364,900	8,951,698
Daikin Industries Ltd.	56,200	6,910,113
Daito Trust Construction Co. Ltd.	11,600	1,187,581
Daiwa House Industry Co. Ltd.	120,800	3,993,758
Daiwa Securities Group Inc.	293,300	2,041,911
Denso Corp.	404,000	5,481,237
Dentsu Group Inc.	42,500	838,125
Disco Corp.	19,700	5,821,871
East Japan Railway Co.	194,100	4,160,371
Eisai Co. Ltd.	54,100	1,517,254
ENEOS Holdings Inc.	587,900	3,085,671
FANUC Corp.	201,200	5,600,794
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fast Retailing Co. Ltd.	40,200	$12,262,194
Fuji Electric Co. Ltd.	27,900	1,387,137
FUJIFILM Holdings Corp.	239,500	4,967,763
Fujikura Ltd.	53,100	3,604,557
Fujitsu Ltd.	372,500	8,114,509
Hankyu Hanshin Holdings Inc.	48,800	1,271,808
Hikari Tsushin Inc.	4,000	1,075,435
Hitachi Ltd.	983,700	30,101,853
Honda Motor Co. Ltd.	894,400	9,259,636
Hoshizaki Corp.	24,500	838,948
Hoya Corp.	73,700	9,298,190
Hulic Co. Ltd.	91,200	869,838
Idemitsu Kosan Co. Ltd.	197,760	1,271,322
IHI Corp.	31,600	3,518,872
Inpex Corp.	191,200	2,722,449
Isuzu Motors Ltd.	118,300	1,516,134
ITOCHU Corp.	252,700	13,254,771
Japan Airlines Co. Ltd.	26,200	520,266
Japan Exchange Group Inc.	224,700	2,195,853
Japan Post Bank Co. Ltd.	390,600	4,359,601
Japan Post Holdings Co. Ltd.	373,200	3,456,081
Japan Post Insurance Co. Ltd.	41,100	1,052,349
Japan Tobacco Inc.	254,000	7,254,143
JFE Holdings Inc.	114,800	1,328,587
Kajima Corp.	93,200	2,334,721
Kansai Electric Power Co. Inc. (The)	198,200	2,379,676
Kao Corp.	97,200	4,373,654
Kawasaki Kisen Kaisha Ltd.	81,900	1,156,992
KDDI Corp.	650,600	10,677,388
Keyence Corp.	41,800	15,120,369
Kikkoman Corp.	137,900	1,211,446
Kirin Holdings Co. Ltd.	160,700	2,117,651
Kobe Bussan Co. Ltd.	35,300	940,015
Komatsu Ltd.	192,500	6,201,942
Konami Group Corp.	21,600	2,932,388
Kubota Corp.	198,000	2,220,421
Kyocera Corp.	284,700	3,360,703
Kyowa Kirin Co. Ltd.	53,600	914,931
Lasertec Corp.	17,000	1,712,728
LY Corp.	619,500	2,264,374
M3 Inc.	96,900	1,191,753
Makita Corp.	48,400	1,498,373
Marubeni Corp.	304,100	6,226,063
MatsukiyoCocokara & Co.	70,100	1,439,481
MEIJI Holdings Co. Ltd.	55,080	1,113,771
Minebea Mitsumi Inc.	75,700	1,191,395
Mitsubishi Chemical Group Corp.	284,500	1,549,607
Mitsubishi Corp.	725,600	14,311,282
Mitsubishi Electric Corp.	407,100	9,156,589
Mitsubishi Estate Co. Ltd.	235,200	4,403,512
Mitsubishi HC Capital Inc.	169,700	1,254,359
Mitsubishi Heavy Industries Ltd.	683,400	16,317,130
Mitsubishi UFJ Financial Group Inc.	2,452,400	33,800,862
Mitsui & Co. Ltd.	523,000	10,646,522
Mitsui Fudosan Co. Ltd.	576,600	5,153,823
Mitsui OSK Lines Ltd.	73,500	2,470,503
Mizuho Financial Group Inc.	508,160	14,905,176
MonotaRO Co. Ltd.	55,700	991,845
MS&AD Insurance Group Holdings Inc.	273,200	5,837,209
Murata Manufacturing Co. Ltd.	364,300	5,422,269
NEC Corp.	270,700	7,773,387
Nexon Co. Ltd.	71,600	1,310,140
Security	Shares	Value
Japan (continued)
Nidec Corp.	174,700	$3,351,843
Nintendo Co. Ltd.	234,500	19,599,248
Nippon Building Fund Inc.	1,618	1,484,236
Nippon Paint Holdings Co. Ltd.	197,900	1,677,705
Nippon Sanso Holdings Corp.	39,300	1,390,966
Nippon Steel Corp.	200,086	3,853,259
Nippon Yusen KK	92,500	3,243,954
Nissan Motor Co. Ltd.(a)	517,300	1,096,831
Nissin Foods Holdings Co. Ltd.	39,800	754,931
Nitori Holdings Co. Ltd.	16,800	1,422,737
Nitto Denko Corp.	145,800	3,017,171
Nomura Holdings Inc.	666,500	4,403,096
Nomura Research Institute Ltd.	83,000	3,284,344
NTT Inc.	6,259,200	6,320,924
Obayashi Corp.	134,300	1,977,602
Obic Co. Ltd.	68,300	2,431,656
Olympus Corp.	247,300	2,954,505
Omron Corp.	37,700	971,708
Ono Pharmaceutical Co. Ltd.	81,000	905,804
Oracle Corp./Japan	8,900	962,485
Oriental Land Co. Ltd./Japan	235,100	4,840,832
ORIX Corp.	245,800	5,521,416
Osaka Gas Co. Ltd.	74,800	1,892,540
Otsuka Corp.	42,800	810,938
Otsuka Holdings Co. Ltd.	93,300	4,441,985
Pan Pacific International Holdings Corp.	86,700	2,900,656
Panasonic Holdings Corp.	505,400	4,780,740
Rakuten Group Inc.(a)	310,800	1,572,559
Recruit Holdings Co. Ltd.	302,200	17,929,864
Renesas Electronics Corp.	359,500	4,372,618
Resona Holdings Inc.	453,900	4,132,306
Ricoh Co. Ltd.	120,900	1,060,110
Sanrio Co. Ltd.	38,400	1,575,634
SBI Holdings Inc.	60,500	2,247,446
SCREEN Holdings Co. Ltd.	19,500	1,521,193
SCSK Corp.	30,800	958,339
Secom Co. Ltd.	87,400	3,138,815
Sekisui Chemical Co. Ltd.	76,100	1,319,964
Sekisui House Ltd.	131,000	2,747,964
Seven & i Holdings Co. Ltd.	480,500	6,334,524
SG Holdings Co. Ltd.	66,800	741,107
Shimadzu Corp.	54,600	1,208,662
Shimano Inc.	15,800	1,728,455
Shin-Etsu Chemical Co. Ltd.	381,600	10,981,266
Shionogi & Co. Ltd.	159,600	2,669,201
Shiseido Co. Ltd.	85,200	1,384,971
SMC Corp.	11,900	4,140,884
SoftBank Corp.	6,225,300	8,994,536
SoftBank Group Corp.	205,100	15,661,217
Sompo Holdings Inc.	190,600	5,620,227
Sony Group Corp.	1,316,900	31,675,791
Subaru Corp.	122,800	2,259,006
Sumitomo Corp.	236,900	6,055,105
Sumitomo Electric Industries Ltd.	149,400	3,707,314
Sumitomo Metal Mining Co. Ltd.	53,900	1,185,546
Sumitomo Mitsui Financial Group Inc.	784,600	19,792,793
Sumitomo Mitsui Trust Group Inc.	135,600	3,554,721
Sumitomo Realty & Development Co. Ltd.	63,900	2,334,214
Suntory Beverage & Food Ltd.	30,800	930,028
Suzuki Motor Corp.	336,100	3,692,923
Sysmex Corp.	109,800	1,783,794
T&D Holdings Inc.	106,100	2,590,826
Schedule of Investments
32

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Taisei Corp.	34,200	$2,044,951
Takeda Pharmaceutical Co. Ltd.	342,413	9,406,011
TDK Corp.	416,300	5,071,754
Terumo Corp.	288,600	4,893,867
TIS Inc.	45,400	1,448,347
Toho Co. Ltd./Tokyo	24,000	1,514,237
Tokio Marine Holdings Inc.	391,000	15,699,781
Tokyo Electron Ltd.	96,400	15,325,545
Tokyo Gas Co. Ltd.	72,800	2,437,970
Tokyo Metro Co. Ltd.	66,100	712,250
Tokyu Corp.	108,600	1,222,479
Toppan Holdings Inc.	52,900	1,425,561
Toray Industries Inc.	291,000	1,990,398
Toyota Industries Corp.	34,300	3,667,787
Toyota Motor Corp.	2,029,500	36,099,938
Toyota Tsusho Corp.	131,900	3,022,929
Trend Micro Inc./Japan	27,800	1,695,200
Unicharm Corp.	237,100	1,640,055
West Japan Railway Co.	98,400	2,154,391
Yakult Honsha Co. Ltd.	63,900	1,027,993
Yamaha Motor Co. Ltd.	202,700	1,466,093
Yokogawa Electric Corp.	49,900	1,330,039
Zensho Holdings Co. Ltd.	21,000	1,105,092
ZOZO Inc.	102,100	1,010,726
		850,192,169
Kuwait — 0.2%
Boubyan Bank KSCP	417,067	960,419
Gulf Bank KSCP	326,386	360,558
Kuwait Finance House KSCP	2,348,698	6,184,651
Mabanee Co. KPSC	134,970	390,604
Mobile Telecommunications Co. KSCP	477,335	828,661
National Bank of Kuwait SAKP	1,701,847	5,825,042
		14,549,935
Malaysia — 0.4%
AMMB Holdings Bhd	443,800	524,387
Axiata Group Bhd	561,100	354,347
CELCOMDIGI Bhd	836,700	753,324
CIMB Group Holdings Bhd(b)	1,724,900	2,636,710
Gamuda Bhd	955,200	1,152,922
Genting Bhd(b)	494,300	361,676
Hong Leong Bank Bhd	168,600	749,527
IHH Healthcare Bhd	572,000	891,864
IOI Corp. Bhd	729,500	644,194
Kuala Lumpur Kepong Bhd	91,800	421,441
Malayan Banking Bhd	1,129,800	2,484,904
Maxis Bhd	703,700	566,198
MISC Bhd	168,200	293,749
MR DIY Group M Bhd(c)	832,300	320,860
Petronas Chemicals Group Bhd(b)	564,800	511,139
Petronas Dagangan Bhd	61,800	312,149
Petronas Gas Bhd	259,100	1,092,290
PPB Group Bhd	219,600	484,794
Press Metal Aluminium Holdings Bhd	900,700	1,124,889
Public Bank Bhd	2,898,400	2,854,543
RHB Bank Bhd	448,895	644,474
SD Guthrie Bhd	398,500	445,155
Sime Darby Bhd	511,200	194,873
Sunway Bhd	496,400	548,579
Telekom Malaysia Bhd(b)	131,500	207,608
Tenaga Nasional Bhd(b)	595,400	1,813,557
YTL Corp. Bhd	912,600	528,290
Security	Shares	Value
Malaysia (continued)
YTL Power International Bhd	598,440	$570,332
		23,488,775
Mexico — 0.6%
Alfa SAB de CV, Class A	605,128	443,301
America Movil SAB de CV, Series B, Class B	3,766,574	3,400,199
Arca Continental SAB de CV	98,300	1,024,529
Cemex SAB de CV, NVS	3,356,308	2,930,209
Coca-Cola Femsa SAB de CV	107,600	892,170
Fibra Uno Administracion SA de CV	677,700	965,269
Fomento Economico Mexicano SAB de CV	379,600	3,426,964
Gruma SAB de CV, Class B	36,115	624,168
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	61,442	814,982
Grupo Aeroportuario del Pacifico SAB de CV, Class B	83,960	1,928,833
Grupo Aeroportuario del Sureste SAB de CV, Class B	39,450	1,195,817
Grupo Bimbo SAB de CV, Series A, Class A	295,200	856,573
Grupo Carso SAB de CV, Series A1, Class A1	120,000	855,743
Grupo Comercial Chedraui SA de CV(b)	59,300	480,341
Grupo Financiero Banorte SAB de CV, Class O	536,100	4,777,585
Grupo Financiero Inbursa SAB de CV, Class O	416,100	1,073,059
Grupo Mexico SAB de CV, Series B, Class B	654,729	4,098,434
Industrias Penoles SAB de CV(a)	43,985	1,159,371
Kimberly-Clark de Mexico SAB de CV, Class A	410,200	764,518
Prologis Property Mexico SA de CV	186,716	701,831
Promotora y Operadora de Infraestructura SAB de CV	40,715	479,882
Qualitas Controladora SAB de CV	33,400	302,503
Wal-Mart de Mexico SAB de CV	1,125,200	3,316,850
		36,513,131
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(c)	95,078	2,748,556
Adyen NV(a)(c)	5,447	9,342,425
Aegon Ltd.	281,915	2,014,713
AerCap Holdings NV	40,221	4,313,702
Akzo Nobel NV	37,380	2,347,516
ASM International NV	10,030	4,855,091
ASML Holding NV	84,262	58,399,710
ASR Nederland NV	31,346	2,082,124
BE Semiconductor Industries NV	16,904	2,283,928
Coca-Cola Europacific Partners PLC	49,259	4,774,182
CVC Capital Partners PLC(c)	45,747	877,236
DSM-Firmenich AG	38,565	3,705,304
EXOR NV	15,787	1,521,494
Heineken Holding NV	26,774	1,807,006
Heineken NV	60,413	4,741,916
IMCD NV	13,791	1,511,641
ING Groep NV	675,467	15,742,047
InPost SA(a)	56,584	812,699
JBS NV(a)	84,522	1,166,404
JDE Peet's NV	40,465	1,199,993
Koninklijke Ahold Delhaize NV	193,984	7,661,670
Koninklijke KPN NV	836,126	3,735,391
Koninklijke Philips NV	176,976	4,621,787
NN Group NV	57,813	3,892,873
Prosus NV	277,331	15,842,738
Randstad NV	22,058	1,048,404
Universal Music Group NV	235,856	6,784,844
Wolters Kluwer NV	51,496	8,020,961
		177,856,355
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
New Zealand — 0.1%
Auckland International Airport Ltd.	353,766	$1,569,278
Contact Energy Ltd.	168,573	903,443
Fisher & Paykel Healthcare Corp. Ltd.	121,601	2,636,173
Infratil Ltd.	197,519	1,348,680
Meridian Energy Ltd.	316,853	1,063,951
		7,521,525
Norway — 0.4%
Aker BP ASA	64,360	1,548,284
DNB Bank ASA	194,276	4,915,131
Equinor ASA	175,794	4,515,720
Gjensidige Forsikring ASA	43,712	1,149,784
Kongsberg Gruppen ASA	95,920	2,866,390
Mowi ASA	100,164	1,865,803
Norsk Hydro ASA	303,609	1,799,488
Orkla ASA	138,100	1,452,263
Salmar ASA	15,918	646,654
Telenor ASA	133,780	2,052,305
Yara International ASA	35,398	1,308,563
		24,120,385
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	38,949	662,523
Credicorp Ltd.	14,516	3,440,292
Southern Copper Corp.	18,350	1,727,836
		5,830,651
Philippines — 0.1%
Ayala Corp.	43,870	443,720
Ayala Land Inc.	1,590,720	679,644
Bank of the Philippine Islands	370,263	750,269
BDO Unibank Inc.	512,266	1,250,505
International Container Terminal Services Inc.	253,990	1,950,240
Jollibee Foods Corp.	132,920	493,723
Manila Electric Co.	13,030	119,952
Metropolitan Bank & Trust Co.	391,628	497,307
PLDT Inc.	19,810	447,395
SM Investments Corp.	43,955	614,877
SM Prime Holdings Inc.	2,320,400	922,869
		8,170,501
Poland — 0.3%
Allegro.eu SA (a)(c)	152,751	1,498,396
Bank Millennium SA(a)	130,881	509,025
Bank Polska Kasa Opieki SA	37,606	2,042,132
CCC SA(a)	11,487	590,212
CD Projekt SA	13,772	919,829
Dino Polska SA(a)(c)	105,760	1,394,778
KGHM Polska Miedz SA(a)	31,910	1,078,853
LPP SA	253	1,123,664
mBank SA(a)	2,977	703,951
ORLEN SA	121,244	2,699,920
PGE Polska Grupa Energetyczna SA(a)	166,457	535,950
Powszechna Kasa Oszczednosci Bank Polski SA	187,095	4,096,725
Powszechny Zaklad Ubezpieczen SA	126,383	2,118,303
Santander Bank Polska SA	8,155	1,189,152
		20,500,890
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(a)(d)(e)	4	—
EDP Renovaveis SA	74,656	876,514
EDP SA	678,983	2,934,809
Galp Energia SGPS SA	90,895	1,735,662
Jeronimo Martins SGPS SA	59,514	1,450,812
		6,997,797
Security	Shares	Value
Qatar — 0.2%
Al Rayan Bank	1,211,220	$790,353
Barwa Real Estate Co.	298,500	229,735
Commercial Bank PSQC (The)	696,007	933,734
Dukhan Bank	428,663	429,827
Industries Qatar QSC	333,762	1,216,893
Mesaieed Petrochemical Holding Co.	1,031,680	383,097
Ooredoo QPSC	257,698	951,273
Qatar Electricity & Water Co. QSC	148,711	656,840
Qatar Fuel QSC	91,366	380,995
Qatar Gas Transport Co. Ltd.	585,049	772,019
Qatar International Islamic Bank QSC	176,384	538,205
Qatar Islamic Bank QPSC	359,153	2,416,962
Qatar National Bank QPSC	956,390	4,914,736
		14,614,669
Russia — 0.0%
Alrosa PJSC(a)(d)	504,040	62
Mobile TeleSystems PJSC(a)(d)	193,438	24
Moscow Exchange MICEX-RTS PJSC(a)(d)	287,200	35
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC(a)(d)	187	2
PhosAgro PJSC, GDR(a)(d)(e)	1	—
Polyus PJSC(a)(d)	51,980	1
Rosneft Oil Co. PJSC(a)(d)	165,180	20
Sberbank of Russia PJSC(a)(d)	1,882,550	232
Severstal PAO(a)(d)	30,098	4
TCS Group Holding PLC, GDR(a)(d)(e)	20,990	3
United Co. RUSAL International PJSC(a)(d)	563,790	69
VK Co. Ltd.(a)(d)	21,979	3
VTB Bank PJSC(a)(d)	98,760	—
X5 Retail Group NV, GDR(a)(d)	16,185	2
		458
Saudi Arabia — 1.0%
ACWA Power Co.(a)	32,924	1,930,975
Ades Holding Co.	56,220	188,583
Al Rajhi Bank	417,490	10,526,621
Al Rajhi Co. for Co-operative Insurance(a)	8,256	261,073
Alinma Bank	261,318	1,796,957
Almarai Co. JSC	96,317	1,228,397
Arab National Bank	175,535	1,015,442
Arabian Internet & Communications Services Co.	3,379	214,670
Bank AlBilad	177,027	1,225,701
Bank Al-Jazira(a)	165,690	553,447
Banque Saudi Fransi	277,368	1,267,218
Bupa Arabia for Cooperative Insurance Co.	18,671	839,202
Co. for Cooperative Insurance (The)	17,893	639,944
Dallah Healthcare Co.	7,637	276,619
Dar Al Arkan Real Estate Development Co.(a)	141,338	718,964
Dr Sulaiman Al Habib Medical Services Group Co.	18,311	1,278,949
Elm Co.	5,110	1,238,032
Etihad Etisalat Co.	80,624	1,315,398
Jabal Omar Development Co.(a)	124,150	660,824
Jarir Marketing Co.	168,926	578,208
Mouwasat Medical Services Co.	20,039	405,163
Nahdi Medical Co.	4,625	152,642
Riyad Bank	310,545	2,330,175
SABIC Agri-Nutrients Co.	46,710	1,481,620
Sahara International Petrochemical Co.	76,349	363,891
SAL Saudi Logistics Services	6,721	308,129
Saudi Arabian Mining Co.(a)	282,874	3,910,887
Saudi Arabian Oil Co.(c)	1,302,646	8,428,966
Saudi Aramco Base Oil Co.	10,678	296,301
Schedule of Investments
34

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Awwal Bank	219,686	$1,893,675
Saudi Basic Industries Corp.	195,578	2,849,388
Saudi Electricity Co.	223,496	878,834
Saudi Industrial Investment Group	79,969	382,654
Saudi Investment Bank (The)	146,380	560,890
Saudi Kayan Petrochemical Co.(a)	145,384	176,829
Saudi National Bank (The)	621,355	6,200,559
Saudi Research & Media Group(a)	7,377	361,179
Saudi Tadawul Group Holding Co.	12,817	558,897
Saudi Telecom Co.	416,589	4,663,165
Yanbu National Petrochemical Co.	50,013	406,292
		64,365,360
Singapore — 1.1%
CapitaLand Ascendas REIT	842,977	1,804,921
CapitaLand Integrated Commercial Trust	1,202,469	2,030,321
CapitaLand Investment Ltd./Singapore	545,900	1,162,659
DBS Group Holdings Ltd.	455,390	16,714,848
Genting Singapore Ltd.(b)	1,343,600	757,903
Grab Holdings Ltd., Class A(a)	526,344	2,573,822
Keppel Ltd.	317,600	2,063,395
Oversea-Chinese Banking Corp. Ltd.	711,475	9,220,117
Sea Ltd., ADR(a)	81,317	12,738,308
Sembcorp Industries Ltd.(b)	181,300	1,078,026
Singapore Airlines Ltd.	296,350	1,547,884
Singapore Exchange Ltd.	157,000	1,925,072
Singapore Technologies Engineering Ltd.	362,900	2,441,330
Singapore Telecommunications Ltd.	1,593,300	4,748,268
United Overseas Bank Ltd.	267,100	7,420,769
Wilmar International Ltd.	401,600	908,964
Yangzijiang Shipbuilding Holdings Ltd.	563,200	1,104,676
		70,241,283
South Africa — 1.0%
Absa Group Ltd.	179,095	1,767,815
Anglogold Ashanti PLC	107,293	4,878,681
Aspen Pharmacare Holdings Ltd.	88,078	567,161
Bid Corp. Ltd.	77,060	1,937,472
Bidvest Group Ltd. (The)	73,148	951,567
Capitec Bank Holdings Ltd.	19,795	3,837,229
Clicks Group Ltd.	60,172	1,261,527
Discovery Ltd.	108,694	1,288,925
FirstRand Ltd.	1,052,700	4,470,351
Gold Fields Ltd.	196,590	4,794,225
Harmony Gold Mining Co. Ltd.	125,112	1,675,178
Impala Platinum Holdings Ltd.(a)	197,120	1,863,064
Kumba Iron Ore Ltd.	10,822	178,950
MTN Group Ltd.	359,693	3,023,228
Naspers Ltd., Class N	34,906	10,774,857
Nedbank Group Ltd.	98,629	1,345,843
NEPI Rockcastle NV	111,870	855,042
Old Mutual Ltd.	1,053,937	738,834
OUTsurance Group Ltd.	147,396	625,065
Pepkor Holdings Ltd.(c)	750,213	1,126,637
Reinet Investments SCA	28,388	820,492
Remgro Ltd.	109,434	997,027
Sanlam Ltd.	356,766	1,716,433
Sasol Ltd.(a)	122,283	629,036
Shoprite Holdings Ltd.	102,701	1,496,913
Standard Bank Group Ltd.	282,492	3,634,958
Valterra Platinum Ltd.	45,641	2,049,733
Vodacom Group Ltd.	119,499	912,368
Security	Shares	Value
South Africa (continued)
Woolworths Holdings Ltd./South Africa	237,485	$651,849
		60,870,460
South Korea — 3.1%
Alteogen Inc.(a)	8,903	2,871,967
Amorepacific Corp.(b)	6,529	629,154
Celltrion Inc.	35,118	4,502,232
CJ CheilJedang Corp.	1,982	356,890
Coway Co. Ltd.	12,572	980,561
DB Insurance Co. Ltd.	10,484	963,631
Doosan Bobcat Inc.	13,082	518,611
Doosan Enerbility Co. Ltd.(a)	95,305	4,464,907
Ecopro BM Co. Ltd.(a)(b)	10,630	840,916
Ecopro Co. Ltd.(b)	22,211	780,913
Hana Financial Group Inc.	63,250	3,867,047
Hanjin Kal Corp.(b)	5,042	394,438
Hankook Tire & Technology Co. Ltd.	17,085	544,964
Hanmi Semiconductor Co. Ltd.(b)	9,562	620,198
Hanwha Aerospace Co. Ltd.	7,341	5,237,452
Hanwha Ocean Co. Ltd.(a)	23,897	1,921,035
Hanwha Systems Co. Ltd.	16,100	685,062
HD Hyundai Co. Ltd.	9,354	957,134
HD Hyundai Electric Co. Ltd.	4,778	1,700,309
HD Hyundai Heavy Industries Co. Ltd.	4,877	1,711,629
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,195	2,362,951
HLB Inc.(a)	25,586	882,367
HMM Co. Ltd.	52,412	881,190
HYBE Co. Ltd.	4,495	835,449
Hyundai Glovis Co. Ltd.	8,837	933,480
Hyundai Mobis Co. Ltd.	13,430	2,833,993
Hyundai Motor Co.	28,875	4,392,675
Hyundai Rotem Co. Ltd.	15,596	2,254,529
Industrial Bank of Korea	64,505	899,938
Kakao Corp.	66,355	2,752,297
KakaoBank Corp.(b)	36,827	740,510
KB Financial Group Inc.	80,290	6,378,893
Kia Corp.	51,278	3,752,050
Korea Aerospace Industries Ltd.	16,990	1,150,566
Korea Electric Power Corp.	53,658	1,482,133
Korea Investment Holdings Co. Ltd.	9,192	941,022
Korea Zinc Co. Ltd.	877	502,769
Korean Air Lines Co. Ltd.	34,417	582,693
Krafton Inc.(a)	6,422	1,512,097
KT&G Corp.	20,236	1,896,595
LG Chem Ltd.(b)	10,948	2,353,873
LG Corp.	20,423	1,159,510
LG Display Co. Ltd.(a)	71,122	550,671
LG Electronics Inc.	23,357	1,292,793
LG Energy Solution Ltd.(a)(b)	10,057	2,749,221
LG H&H Co. Ltd.	1,929	437,258
LG Innotek Co. Ltd.	3,781	421,867
LG Uplus Corp.	39,381	414,548
LS Electric Co. Ltd.	3,140	693,038
Meritz Financial Group Inc.	16,709	1,387,642
Mirae Asset Securities Co. Ltd.(b)	48,724	665,042
NAVER Corp.	30,629	5,154,711
NH Investment & Securities Co. Ltd.	27,473	398,277
Orion Corp./Republic of Korea(b)	4,954	395,551
POSCO Future M Co. Ltd.(a)	7,804	793,895
POSCO Holdings Inc.	15,087	3,317,771
Posco International Corp.	12,030	420,607
Samsung Biologics Co. Ltd.(a)(c)	3,817	2,916,293
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung C&T Corp.	19,064	$2,299,973
Samsung Electro-Mechanics Co. Ltd.	11,891	1,263,386
Samsung Electronics Co. Ltd.	1,007,809	51,361,916
Samsung Fire & Marine Insurance Co. Ltd.	6,602	2,084,181
Samsung Heavy Industries Co. Ltd.(a)	139,830	1,908,598
Samsung Life Insurance Co. Ltd.	17,435	1,573,760
Samsung SDI Co. Ltd.	13,630	1,955,852
Samsung SDS Co. Ltd.	9,160	1,049,442
Samyang Foods Co. Ltd.	882	911,401
Shinhan Financial Group Co. Ltd.	92,620	4,510,028
SK Biopharmaceuticals Co. Ltd.(a)	7,750	545,813
SK Hynix Inc.	116,188	22,519,071
SK Inc.	7,893	1,145,527
SK Innovation Co. Ltd.	14,158	1,095,423
SK Square Co. Ltd.(a)	20,942	2,255,670
SK Telecom Co. Ltd.	3,636	146,863
SKC Co. Ltd.(a)(b)	4,848	348,858
S-Oil Corp.(b)	10,328	465,865
Woori Financial Group Inc.	143,443	2,545,135
Yuhan Corp.	13,042	1,098,201
		199,124,778
Spain — 2.1%
Acciona SA	5,326	1,021,499
ACS Actividades de Construccion y Servicios SA	40,455	2,791,992
Aena SME SA(c)	159,249	4,288,274
Amadeus IT Group SA	95,488	7,667,090
Banco Bilbao Vizcaya Argentaria SA	1,233,443	20,571,678
Banco de Sabadell SA	1,169,444	4,316,301
Banco Santander SA	3,242,664	27,857,019
Bankinter SA	144,749	2,066,179
CaixaBank SA	842,817	7,929,480
Cellnex Telecom SA(c)	108,045	3,812,856
Endesa SA	61,710	1,785,234
Ferrovial SE	112,254	5,754,467
Grifols SA(a)	61,111	910,562
Iberdrola SA	1,357,083	23,852,521
Industria de Diseno Textil SA	231,065	11,037,287
International Consolidated Airlines Group SA, Class DI	266,861	1,337,846
Redeia Corp. SA	64,486	1,250,125
Repsol SA	244,270	3,703,561
Telefonica SA	778,320	4,016,748
		135,970,719
Sweden — 2.1%
AddTech AB, Class B	55,342	1,860,497
Alfa Laval AB	61,223	2,659,993
Assa Abloy AB, Class B	215,275	7,123,500
Atlas Copco AB, Class A	563,405	8,579,748
Atlas Copco AB, Class B	345,019	4,669,195
Beijer Ref AB, Class B	82,014	1,376,760
Boliden AB(a)	61,511	1,882,804
Epiroc AB, Class A	138,249	2,813,803
Epiroc AB, Class B	82,617	1,480,991
EQT AB	80,383	2,686,729
Essity AB, Class B	130,500	3,217,805
Evolution AB(c)	33,039	2,939,184
Fastighets AB Balder, Class B(a)	167,425	1,130,469
H & M Hennes & Mauritz AB, Class B	123,489	1,663,599
Hexagon AB, Class B	439,380	4,827,942
Holmen AB, Class B	16,062	596,970
Industrivarden AB, Class A	27,927	1,033,241
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class C	31,611	$1,167,383
Indutrade AB	60,036	1,457,938
Investment AB Latour, Class B	34,850	889,692
Investor AB, Class B	368,411	10,676,373
L E Lundbergforetagen AB, Class B	15,515	756,777
Lifco AB, Class B	50,193	1,787,929
Nibe Industrier AB, Class B	332,401	1,533,835
Nordea Bank Abp	676,105	9,865,576
Saab AB, Class B	71,275	3,876,931
Sagax AB, Class B	45,401	960,941
Sandvik AB	223,302	5,448,493
Securitas AB, Class B	94,920	1,408,739
Skandinaviska Enskilda Banken AB, Class A	337,742	5,907,961
Skanska AB, Class B	70,040	1,633,787
SKF AB, Class B	71,047	1,654,858
Svenska Cellulosa AB SCA, Class B	129,328	1,621,922
Svenska Handelsbanken AB, Class A	311,798	3,799,064
Swedbank AB, Class A	181,659	4,837,221
Swedish Orphan Biovitrum AB(a)	43,057	1,183,916
Tele2 AB, Class B	112,890	1,744,727
Telefonaktiebolaget LM Ericsson, Class B	608,355	4,418,836
Telia Co. AB	487,462	1,721,575
Trelleborg AB, Class B	46,304	1,682,446
Volvo AB, Class B	334,958	9,619,922
		130,200,072
Switzerland — 5.9%
ABB Ltd., Registered	339,079	22,141,211
Alcon AG	104,922	9,198,299
Amrize Ltd.(a)	110,617	5,591,793
Avolta AG, Registered	21,033	1,093,370
Baloise Holding AG, Registered	9,000	2,156,984
Banque Cantonale Vaudoise, Registered	7,682	888,994
Barry Callebaut AG, Registered(b)	759	924,309
BeOne Medicines Ltd.(a)	190,576	4,332,633
BKW AG	4,679	1,044,692
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	214	3,148,062
Chocoladefabriken Lindt & Spruengli AG, Registered	21	3,070,667
Cie Financiere Richemont SA, Class A, Registered	115,030	18,781,659
EMS-Chemie Holding AG, Registered	1,614	1,269,881
Galderma Group AG	25,639	3,951,434
Geberit AG, Registered	7,183	5,502,885
Givaudan SA, Registered	1,983	8,289,628
Helvetia Holding AG, Registered	7,996	1,922,890
Holcim AG	110,617	8,821,697
Julius Baer Group Ltd.	44,890	3,037,449
Kuehne + Nagel International AG, Registered	10,553	2,151,534
Logitech International SA, Registered	32,284	2,993,594
Lonza Group AG, Registered	15,293	10,658,745
Nestle SA, Registered	559,673	48,902,583
Novartis AG, Registered	406,329	46,275,609
Partners Group Holding AG	4,795	6,445,902
Roche Holding AG, Bearer	6,744	2,241,268
Roche Holding AG, NVS	150,262	46,892,717
Sandoz Group AG	88,523	5,062,532
Schindler Holding AG, Participation Certificates, NVS	9,368	3,387,805
Schindler Holding AG, Registered	4,519	1,584,945
SGS SA	34,693	3,525,272
SIG Group AG	71,368	1,154,646
Sika AG, Registered	32,169	7,591,225
Schedule of Investments
36

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered	11,164	$3,038,930
Straumann Holding AG	24,757	3,016,389
Swatch Group AG (The), Bearer(b)	6,017	1,064,150
Swiss Life Holding AG, Registered	6,201	6,422,981
Swiss Prime Site AG, Registered	17,260	2,387,208
Swiss Re AG	65,031	11,640,637
Swisscom AG, Registered	5,633	3,914,002
Temenos AG, Registered	13,651	1,221,009
UBS Group AG, Registered	701,074	26,054,719
VAT Group AG(c)	5,958	2,086,424
Zurich Insurance Group AG	31,258	21,321,275
		376,204,638
Taiwan — 5.8%
Accton Technology Corp.	105,000	3,101,090
Acer Inc.	663,792	709,170
Advantech Co. Ltd.	115,360	1,283,246
Airtac International Group	28,928	822,756
Alchip Technologies Ltd.	18,000	2,301,065
ASE Technology Holding Co. Ltd.	716,762	3,475,855
Asia Cement Corp.	439,440	594,021
Asia Vital Components Co. Ltd.	71,000	2,157,993
Asustek Computer Inc.	151,000	3,314,663
AUO Corp.	1,346,800	536,931
Catcher Technology Co. Ltd.	136,000	960,449
Cathay Financial Holding Co. Ltd.	2,060,019	4,175,321
Chailease Holding Co. Ltd.	319,770	1,234,521
Chang Hwa Commercial Bank Ltd.	1,333,853	823,879
Cheng Shin Rubber Industry Co. Ltd.	371,000	496,281
China Airlines Ltd.	541,000	370,714
China Steel Corp.	2,453,288	1,593,171
Chunghwa Telecom Co. Ltd.	819,000	3,539,127
Compal Electronics Inc.	910,000	890,528
CTBC Financial Holding Co. Ltd.	3,568,036	4,902,826
Delta Electronics Inc.	415,000	7,817,810
E Ink Holdings Inc.	191,000	1,300,559
E.Sun Financial Holding Co. Ltd.	3,105,435	3,321,242
Eclat Textile Co. Ltd.	35,000	468,172
Elite Material Co. Ltd.	67,000	2,455,993
eMemory Technology Inc.	14,000	947,724
Eva Airways Corp.	565,000	712,408
Evergreen Marine Corp. Taiwan Ltd.	229,200	1,512,467
Far Eastern New Century Corp.	622,000	596,152
Far EasTone Telecommunications Co. Ltd.	326,000	889,132
Feng TAY Enterprise Co. Ltd.	92,512	365,851
First Financial Holding Co. Ltd.	2,382,381	2,353,397
Formosa Chemicals & Fibre Corp.	698,340	670,661
Formosa Plastics Corp.	950,960	1,352,734
Fortune Electric Co. Ltd.	35,200	774,717
Fubon Financial Holding Co. Ltd.	1,722,339	4,727,250
Gigabyte Technology Co. Ltd.	117,000	1,061,501
Global Unichip Corp.	21,000	840,993
Globalwafers Co. Ltd.	62,000	703,763
Hon Hai Precision Industry Co. Ltd.	2,628,377	15,456,117
Hotai Motor Co. Ltd.	70,080	1,289,165
Hua Nan Financial Holdings Co. Ltd.	1,830,654	1,754,114
Innolux Corp.	1,505,892	577,555
International Games System Co. Ltd.	59,000	1,542,713
Inventec Corp.	603,000	890,585
Jentech Precision Industrial Co. Ltd.	21,000	999,128
KGI Financial Holding Co. Ltd.	3,402,358	1,723,482
Largan Precision Co. Ltd.	21,000	1,647,096
Lite-On Technology Corp.	475,000	1,877,910
Security	Shares	Value
Taiwan (continued)
Lotes Co. Ltd.	18,000	$841,678
MediaTek Inc.	327,000	14,808,053
Mega Financial Holding Co. Ltd.	2,544,937	3,620,161
Micro-Star International Co. Ltd.	161,000	769,150
Nan Ya Plastics Corp.	1,069,840	1,459,152
Nien Made Enterprise Co. Ltd.	42,000	599,538
Novatek Microelectronics Corp.	127,000	2,007,067
Pegatron Corp.	432,000	1,150,057
PharmaEssentia Corp.(a)	49,000	808,950
Pou Chen Corp.	391,000	367,700
President Chain Store Corp.	133,000	1,139,741
Quanta Computer Inc.	571,000	5,318,384
Realtek Semiconductor Corp.	108,000	2,065,053
Ruentex Development Co. Ltd.	311,700	311,147
Shanghai Commercial & Savings Bank Ltd. (The)	837,784	1,202,760
Silergy Corp.	77,000	828,257
SinoPac Financial Holdings Co. Ltd.	2,323,032	1,916,754
Synnex Technology International Corp.	285,750	633,272
Taishin Financial Holding Co. Ltd.	4,875,944	2,661,218
Taiwan Business Bank	1,864,722	1,001,905
Taiwan Cooperative Financial Holding Co. Ltd.	2,420,687	2,054,554
Taiwan High Speed Rail Corp.	518,000	472,078
Taiwan Mobile Co. Ltd.	390,000	1,374,867
Taiwan Semiconductor Manufacturing Co. Ltd.	5,262,000	202,583,067
TCC Group Holdings Co. Ltd.	1,344,553	1,090,663
Unimicron Technology Corp.	320,000	1,452,574
Uni-President Enterprises Corp.	889,972	2,348,870
United Microelectronics Corp.	2,410,000	3,339,472
Vanguard International Semiconductor Corp.	231,466	717,339
Voltronic Power Technology Corp.	13,000	510,634
Wan Hai Lines Ltd.	163,435	483,345
Wistron Corp.	578,000	2,352,380
Wiwynn Corp.	25,000	2,281,663
WPG Holdings Ltd.	333,000	737,849
Yageo Corp.	80,763	1,419,138
Yang Ming Marine Transport Corp.	412,000	835,830
Yuanta Financial Holding Co. Ltd.	2,216,275	2,298,903
Zhen Ding Technology Holding Ltd.	133,000	554,699
		368,331,920
Thailand — 0.3%
Advanced Info Service PCL, NVDR	235,800	2,095,024
Airports of Thailand PCL, NVDR(b)	1,012,100	1,264,790
Bangkok Dusit Medical Services PCL, NVDR	2,336,400	1,537,304
Bumrungrad Hospital PCL, NVDR	120,600	627,220
Central Pattana PCL, NVDR	510,900	814,283
Charoen Pokphand Foods PCL, NVDR	1,019,200	710,809
CP ALL PCL, NVDR	1,034,900	1,495,263
CP Axtra PCL(b)	517,725	325,621
Delta Electronics Thailand PCL, NVDR	693,400	3,069,319
Gulf Development PCL(a)	1,074,006	1,544,031
Kasikornbank PCL, NVDR	125,400	620,083
Minor International PCL, NVDR(b)	879,220	668,661
PTT Exploration & Production PCL, NVDR	294,999	1,135,666
PTT Oil & Retail Business PCL, NVDR(b)	722,568	305,916
PTT PCL, NVDR	2,201,700	2,238,630
SCB X PCL, NVDR	191,600	740,177
Siam Cement PCL (The), NVDR(b)	168,700	1,036,029
True Corp. PCL, NVDR(a)	2,655,296	842,440
		21,071,266
Turkey — 0.2%
Akbank TAS	729,627	1,209,691
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret A/S	307,948	$1,416,336
BIM Birlesik Magazalar A/S	95,393	1,246,614
Coca-Cola Icecek A/S	147,191	183,704
Eregli Demir ve Celik Fabrikalari TAS	771,761	506,115
Ford Otomotiv Sanayi AS	167,390	391,808
Haci Omer Sabanci Holding AS	218,380	511,640
KOC Holding AS	152,485	671,754
Pegasus Hava Tasimaciligi AS(a)	46,148	285,841
Sasa Polyester Sanayi AS(a)	1,928,128	147,958
Turk Hava Yollari AO	121,040	856,919
Turkcell Iletisim Hizmetleri AS	264,913	607,337
Turkiye Is Bankasi AS, Class C	1,966,164	715,764
Turkiye Petrol Rafinerileri AS	209,625	870,915
Turkiye Sise ve Cam Fabrikalari AS(b)	349,992	316,123
Yapi ve Kredi Bankasi A/S(a)	754,036	623,604
		10,562,123
United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	671,867	2,973,075
Abu Dhabi Islamic Bank PJSC	295,932	1,943,075
Abu Dhabi National Oil Co. for Distribution PJSC	718,120	725,344
ADNOC Drilling Co. PJSC	690,793	1,098,333
Adnoc Gas PLC	1,318,366	1,194,368
Aldar Properties PJSC	869,129	2,245,947
Americana Restaurants International PLC - Foreign Co.	601,882	352,308
Dubai Electricity & Water Authority PJSC	1,288,282	970,009
Dubai Islamic Bank PJSC	612,647	1,661,536
Emaar Development PJSC	209,012	852,966
Emaar Properties PJSC	1,410,953	5,843,181
Emirates NBD Bank PJSC	421,154	3,067,170
Emirates Telecommunications Group Co. PJSC	724,136	3,733,991
First Abu Dhabi Bank PJSC	948,669	4,640,980
Multiply Group PJSC(a)	834,632	623,555
Salik Co. PJSC	402,588	700,670
		32,626,508
United Kingdom — 9.3%
3i Group PLC	207,145	11,318,841
Admiral Group PLC	53,339	2,404,334
Anglo American PLC, NVS	236,550	6,656,066
Antofagasta PLC	82,393	2,031,944
Ashtead Group PLC	92,950	6,210,112
Associated British Foods PLC	70,908	2,053,176
AstraZeneca PLC	330,408	48,203,763
Auto Trader Group PLC(c)	193,466	2,135,824
Aviva PLC	653,467	5,583,224
BAE Systems PLC	644,935	15,388,546
Barclays PLC	3,090,007	15,104,010
Barratt Redrow PLC	286,027	1,408,526
BP PLC	3,414,498	18,302,665
British American Tobacco PLC	426,999	22,877,465
BT Group PLC	1,293,248	3,531,907
Bunzl PLC	71,790	2,130,545
Centrica PLC	1,123,766	2,442,789
Coca-Cola HBC AG, Class DI	48,499	2,520,599
Compass Group PLC	360,795	12,678,142
Croda International PLC	30,621	1,053,903
DCC PLC	21,197	1,327,590
Diageo PLC	473,738	11,482,246
Entain PLC	129,992	1,745,626
Experian PLC	194,149	10,229,852
Glencore PLC	2,188,661	8,783,800
Security	Shares	Value
United Kingdom (continued)
GSK PLC	873,403	$16,065,359
Haleon PLC	1,943,705	9,117,275
Halma PLC	81,343	3,480,545
Hikma Pharmaceuticals PLC	37,082	958,468
HSBC Holdings PLC	3,774,433	45,983,807
Imperial Brands PLC	167,848	6,542,611
Informa PLC	279,463	3,195,670
InterContinental Hotels Group PLC	30,943	3,559,687
Intertek Group PLC	33,447	2,174,723
J Sainsbury PLC	371,856	1,486,901
JD Sports Fashion PLC	531,818	596,958
Kingfisher PLC	409,309	1,455,422
Land Securities Group PLC	156,189	1,187,808
Legal & General Group PLC	1,234,500	4,176,394
Lloyds Banking Group PLC	12,861,759	13,189,060
London Stock Exchange Group PLC	102,149	12,451,449
M&G PLC	498,902	1,717,168
Marks & Spencer Group PLC	442,703	2,033,153
Melrose Industries PLC	284,865	1,923,303
Mondi PLC	92,284	1,247,517
National Grid PLC	1,038,270	14,589,842
NatWest Group PLC	1,718,643	11,930,091
Next PLC	24,945	4,049,097
NMC Health PLC, NVS(a)(d)	14,180	—
Pearson PLC	135,247	1,912,521
Phoenix Group Holdings PLC	117,529	1,027,799
Prudential PLC	560,011	7,104,398
Reckitt Benckiser Group PLC	147,734	11,072,037
RELX PLC	394,435	20,495,267
Rentokil Initial PLC	530,829	2,648,011
Rio Tinto PLC	237,192	14,127,009
Rolls-Royce Holdings PLC	1,806,159	25,634,762
Sage Group PLC (The)	215,185	3,455,149
Schroders PLC	206,269	1,060,253
Segro PLC	276,439	2,356,015
Severn Trent PLC	61,696	2,163,513
Shell PLC	1,275,047	45,816,395
Smith & Nephew PLC	182,432	2,788,098
Smiths Group PLC	72,044	2,231,647
Spirax Group PLC	15,328	1,280,940
SSE PLC	230,492	5,649,873
Standard Chartered PLC	432,015	7,744,715
Tesco PLC	1,439,462	8,087,503
Unilever PLC	528,966	30,690,844
United Utilities Group PLC	149,852	2,236,968
Vodafone Group PLC	4,386,940	4,756,306
Whitbread PLC	41,694	1,674,880
Wise PLC, Class A(a)	143,075	1,911,336
WPP PLC	227,372	1,231,080
		589,875,122
United States — 0.3%
Spotify Technology SA(a)	32,912	20,620,684
Total Common Stocks — 99.0% (Cost: $5,027,249,782)		6,300,716,891
Preferred Stocks
Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	1,118,852	3,103,066
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	79,582	581,279
Schedule of Investments
38

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Cia Energetica de Minas Gerais, Preference Shares, NVS	397,953	$734,140
Cia Paranaense de Energia - Copel, Preference Shares, NVS	168,374	356,621
Gerdau SA, Preference Shares, NVS	311,718	937,456
Itau Unibanco Holding SA, Preference Shares, NVS	1,144,985	7,189,448
Itausa SA, Preference Shares, NVS	1,308,835	2,419,202
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	984,450	5,738,398
		21,059,610
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	32,576	1,198,059
Colombia — 0.0%
Grupo Cibest SA, Preference Shares	108,148	1,183,346
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	12,397	1,083,813
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	24,480	1,241,294
Henkel AG & Co. KGaA, Preference Shares, NVS	34,407	2,651,372
Porsche Automobil Holding SE, Preference Shares, NVS	33,364	1,339,033
Sartorius AG, Preference Shares, NVS	5,966	1,270,470
Volkswagen AG, Preference Shares, NVS	44,452	4,648,155
		12,234,137
South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	5,252	608,032
Series 2, Preference Shares, NVS	8,484	1,004,050
Samsung Electronics Co. Ltd., Preference Shares, NVS	176,385	7,262,555
		8,874,637
Total Preferred Stocks — 0.7% (Cost: $40,259,284)		44,549,789
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	3,748	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $5,067,509,066)		6,345,266,680
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	42,529,740	42,546,752
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	8,300,000	8,300,000
Total Short-Term Securities — 0.8% (Cost: $50,838,270)		50,846,752
Total Investments — 100.5% (Cost: $5,118,347,336)		6,396,113,432
Liabilities in Excess of Other Assets — (0.5)%		(33,067,267)
Net Assets — 100.0%		$6,363,046,165

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,817,642	$31,732,941 (a)	$—	$(2,380)	$(1,451)	$42,546,752	42,529,740	$344,440 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,130,000	4,170,000 (a)	—	—	—	8,300,000	8,300,000	297,220	—
				$(2,380)	$(1,451)	$50,846,752		$641,660	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	56	09/19/25	$7,318	$(50,029)
MSCI Emerging Markets Index	56	09/19/25	3,467	99,072
				$49,043
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$99,072	$—	$—	$—	$99,072
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$50,029	$—	$—	$—	$50,029

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,743,794	$—	$—	$—	$2,743,794
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$70,262	$—	$—	$—	$70,262
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,792,261
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$782,947,157	$5,517,769,276	$458	$6,300,716,891
Preferred Stocks	23,441,015	21,108,774	—	44,549,789
Schedule of Investments
40

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Warrants	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	50,846,752	—	—	50,846,752
	$857,234,924	$5,538,878,050	$458	$6,396,113,432
Derivative Financial Instruments(a)
Assets
Equity Contracts	$99,072	$—	$—	$99,072
Liabilities
Equity Contracts	(50,029)	—	—	(50,029)
	$49,043	$—	$—	$49,043

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.0%
ANZ Group Holdings Ltd.	10,108,879	$198,371,558
APA Group	4,461,643	23,996,438
Aristocrat Leisure Ltd.	1,910,392	85,541,385
ASX Ltd.	667,774	29,932,369
BHP Group Ltd.	17,275,696	436,301,394
BlueScope Steel Ltd.	1,483,290	22,487,106
Brambles Ltd.	4,669,819	71,445,626
CAR Group Ltd.	1,295,232	31,525,326
Cochlear Ltd.	221,162	45,150,884
Coles Group Ltd.	4,574,561	60,905,547
Commonwealth Bank of Australia	5,695,483	646,605,446
Computershare Ltd.	1,782,647	47,987,789
CSL Ltd.	1,649,642	285,362,010
Evolution Mining Ltd.	6,811,718	30,827,923
Fortescue Ltd.	5,785,091	65,454,000
Goodman Group	6,915,213	154,613,561
Insurance Australia Group Ltd.	8,007,830	44,951,290
James Hardie Industries PLC(a)	1,965,830	51,597,981
Lottery Corp. Ltd. (The)	7,513,262	26,058,848
Macquarie Group Ltd.	1,233,337	170,799,175
Medibank Pvt Ltd.	9,451,387	30,890,945
National Australia Bank Ltd.	10,431,594	258,877,151
Northern Star Resources Ltd.	4,603,888	45,741,132
Origin Energy Ltd.	5,844,645	43,705,150
Pro Medicus Ltd.	196,769	40,407,414
Qantas Airways Ltd.	2,522,335	17,493,242
QBE Insurance Group Ltd.	5,147,728	76,362,510
REA Group Ltd.	178,370	27,171,270
Reece Ltd.	756,452	6,549,789
Rio Tinto Ltd.	1,263,442	89,853,365
Santos Ltd.	11,001,111	55,356,340
Scentre Group	17,610,877	42,147,034
SGH Ltd.	694,912	22,728,714
Sigma Healthcare Ltd.(b)	15,707,810	29,014,139
Sonic Healthcare Ltd.	1,540,477	27,203,037
South32 Ltd.	15,498,620	28,983,031
Stockland	8,198,888	29,067,397
Suncorp Group Ltd.	3,695,615	49,538,840
Telstra Group Ltd.	13,669,541	43,565,928
Transurban Group	10,617,196	93,960,298
Vicinity Ltd.	13,206,628	20,793,821
Washington H Soul Pattinson & Co. Ltd.	807,018	20,966,371
Wesfarmers Ltd.	3,860,313	211,157,179
Westpac Banking Corp.	11,661,832	251,780,440
WiseTech Global Ltd.	682,868	51,720,526
Woodside Energy Group Ltd.	6,466,139	109,422,441
Woolworths Group Ltd.	4,160,133	83,985,172
Xero Ltd.(a)	556,004	64,029,730
		4,402,388,062
Austria — 0.2%
Erste Group Bank AG	1,048,654	95,892,977
OMV AG	506,515	25,795,984
Verbund AG	234,110	17,431,708
		139,120,669
Belgium — 1.0%
Ageas SA	506,339	34,427,137
Anheuser-Busch InBev SA	3,369,868	193,742,649
Argenx SE(a)	207,821	139,578,633
D'ieteren Group	73,185	14,456,454
Elia Group SA, Class B	166,970	19,263,864
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	281,805	$23,558,908
KBC Group NV	782,335	81,600,576
Lotus Bakeries NV	1,394	11,785,453
Sofina SA	52,376	16,038,681
Syensqo SA	247,064	19,581,258
UCB SA	429,955	92,377,911
		646,411,524
Denmark — 1.9%
AP Moller - Maersk A/S, Class A	9,912	19,449,019
AP Moller - Maersk A/S, Class B, NVS(b)	14,425	28,485,930
Carlsberg A/S, Class B	326,669	40,724,907
Coloplast A/S, Class B	427,063	39,004,524
Danske Bank A/S	2,349,462	93,206,617
Demant A/S(a)	290,214	10,995,510
DSV A/S(b)	695,666	155,888,247
Genmab A/S(a)	217,900	46,913,309
Novo Nordisk A/S, Class B	10,971,150	510,245,873
Novonesis Novozymes B, Class B	1,195,811	77,365,998
Orsted A/S(a)(c)	575,081	27,104,428
Pandora A/S	280,386	46,290,488
Rockwool A/S, Class B	317,746	13,923,824
Tryg A/S	1,143,637	27,586,715
Vestas Wind Systems A/S	3,419,599	62,435,345
		1,199,620,734
Finland — 0.8%
Elisa OYJ	484,527	24,930,206
Fortum OYJ	1,528,280	28,037,400
Kesko OYJ, Class B	922,037	20,053,766
Kone OYJ, Class B	1,155,476	70,955,980
Metso OYJ	2,109,905	26,498,898
Neste OYJ	1,451,882	22,914,503
Nokia OYJ	18,144,063	73,943,324
Orion OYJ, Class B	366,941	29,376,830
Sampo OYJ, Class A	8,236,522	88,408,111
Stora Enso OYJ, Class R	1,994,867	20,526,147
UPM-Kymmene OYJ	1,825,389	47,309,997
Wartsila OYJ Abp	1,710,014	47,244,951
		500,200,113
France — 11.1%
Accor SA	671,530	34,035,740
Aeroports de Paris SA	118,965	14,439,311
Air Liquide SA	1,968,570	387,289,456
Airbus SE	2,022,351	406,603,903
Alstom SA(a)(b)	1,168,667	27,412,631
Amundi SA(c)	215,547	15,929,020
ArcelorMittal SA	1,590,225	49,577,124
Arkema SA	199,339	13,555,323
AXA SA	6,023,227	292,542,943
BioMerieux	142,254	20,354,307
BNP Paribas SA	3,465,078	315,939,672
Bollore SE	2,437,076	14,057,199
Bouygues SA	651,194	26,813,898
Bureau Veritas SA	1,074,221	33,081,818
Capgemini SE	553,748	82,439,955
Carrefour SA	1,836,784	26,322,961
Cie de Saint-Gobain SA	1,530,029	175,520,488
Cie Generale des Etablissements Michelin SCA	2,271,291	80,804,514
Covivio SA/France	186,717	12,088,396
Credit Agricole SA	3,601,997	66,293,001
Danone SA	2,197,163	179,808,815
Dassault Aviation SA	66,807	20,800,828
Schedule of Investments
42

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Dassault Systemes SE	2,279,142	$74,872,599
Edenred SE	832,166	23,765,065
Eiffage SA	232,801	31,250,135
Engie SA	6,207,885	139,542,174
EssilorLuxottica SA	1,012,106	300,954,122
Eurazeo SE	136,743	8,024,048
Eurofins Scientific SE	402,795	30,847,408
Euronext NV(c)	268,121	43,218,126
FDJ UNITED	378,348	11,801,366
Gecina SA	157,816	15,508,993
Getlink SE	1,030,278	18,685,027
Hermes International SCA	107,668	263,300,786
Ipsen SA	129,590	15,269,861
Kering SA	254,377	62,461,068
Klepierre SA	726,417	27,728,734
Legrand SA	892,017	131,756,899
L'Oreal SA	818,343	362,102,824
LVMH Moet Hennessy Louis Vuitton SE	936,204	502,565,320
Orange SA	6,341,450	96,460,185
Pernod Ricard SA	688,147	70,719,969
Publicis Groupe SA	778,586	71,148,507
Renault SA	657,969	24,345,364
Rexel SA	765,971	23,151,036
Safran SA	1,225,527	404,118,975
Sanofi SA	3,778,501	339,198,408
Sartorius Stedim Biotech	98,597	19,702,676
Schneider Electric SE	1,861,157	481,654,814
Societe Generale SA	2,448,096	156,258,308
Sodexo SA	301,732	17,945,043
STMicroelectronics NV	2,294,518	58,312,744
Teleperformance SE	182,871	17,828,298
Thales SA	315,611	84,897,356
TotalEnergies SE	6,953,347	413,484,001
Unibail-Rodamco-Westfield, New	415,787	40,306,087
Veolia Environnement SA	2,141,628	72,577,734
Vinci SA	1,684,867	234,042,791
		6,985,518,154
Germany — 10.0%
adidas AG	582,459	111,324,704
Allianz SE, Registered	1,314,285	519,376,031
BASF SE	3,039,046	148,941,745
Bayer AG, Registered	3,346,713	104,088,533
Bayerische Motoren Werke AG	986,886	93,903,567
Beiersdorf AG	335,908	41,740,641
Brenntag SE	421,534	26,151,594
Commerzbank AG	3,022,663	110,223,883
Continental AG	377,260	32,221,989
Covestro AG, NVS(a)	610,796	41,404,180
CTS Eventim AG & Co. KGaA	210,813	23,805,925
Daimler Truck Holding AG	1,619,837	78,797,389
Delivery Hero SE, Class A(a)(c)	656,445	19,591,235
Deutsche Bank AG, Registered	6,315,029	207,995,105
Deutsche Boerse AG	642,080	185,809,752
Deutsche Lufthansa AG, Registered	2,028,447	17,393,591
Deutsche Post AG, Registered	3,269,056	146,472,363
Deutsche Telekom AG, Registered	11,879,683	426,075,495
E.ON SE	7,630,045	139,196,689
Evonik Industries AG	866,110	17,199,267
Fresenius Medical Care AG	748,603	37,970,203
Fresenius SE & Co. KGaA	1,440,984	68,779,074
GEA Group AG	498,302	35,793,151
Hannover Rueck SE	205,768	62,418,356
Security	Shares	Value
Germany (continued)
Heidelberg Materials AG	455,241	$105,021,590
Henkel AG & Co. KGaA	352,526	25,068,232
Infineon Technologies AG	4,444,095	174,577,882
Knorr-Bremse AG	245,080	24,460,316
LEG Immobilien SE	251,494	19,961,953
Mercedes-Benz Group AG	2,459,361	139,249,629
Merck KGaA	441,315	55,157,477
MTU Aero Engines AG	183,514	79,160,272
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	455,485	298,192,639
Nemetschek SE	195,096	29,067,949
QIAGEN NV	738,841	36,635,919
Rational AG	17,604	13,589,355
Rheinmetall AG	151,956	300,796,301
RWE AG	2,153,651	88,353,924
SAP SE	3,553,941	1,016,269,049
Scout24 SE(c)	257,018	34,348,299
Siemens AG, Registered	2,586,594	658,813,569
Siemens Energy AG(a)	2,314,663	267,988,585
Siemens Healthineers AG(c)	1,151,174	62,005,254
Symrise AG, Class A	449,655	40,759,986
Talanx AG(a)	218,640	28,980,084
Vonovia SE	2,518,184	78,153,270
Zalando SE(a)(c)	757,792	22,095,734
		6,295,381,730
Hong Kong — 2.1%
AIA Group Ltd.	36,404,000	339,436,925
BOC Hong Kong Holdings Ltd.	12,548,500	56,345,957
CK Asset Holdings Ltd.	6,617,184	30,321,250
CK Hutchison Holdings Ltd.	9,169,684	59,685,485
CK Infrastructure Holdings Ltd.	2,145,792	15,112,787
CLP Holdings Ltd.	5,620,000	48,780,335
Futu Holdings Ltd., ADR	209,691	32,225,313
Galaxy Entertainment Group Ltd.	7,444,000	36,301,879
Hang Seng Bank Ltd.	2,552,900	37,187,319
Henderson Land Development Co. Ltd.(b)	5,043,764	17,649,518
HKT Trust & HKT Ltd., Class SS	13,170,440	20,737,876
Hong Kong & China Gas Co. Ltd.	38,489,513	34,354,322
Hong Kong Exchanges & Clearing Ltd.	3,979,400	215,360,336
Hongkong Land Holdings Ltd.	3,827,500	23,156,375
Jardine Matheson Holdings Ltd.	552,100	29,979,778
Link REIT	8,915,829	49,676,809
MTR Corp. Ltd.	5,258,500	18,916,237
Power Assets Holdings Ltd.	4,765,500	31,376,515
Sands China Ltd.	8,207,200	19,867,722
Sino Land Co. Ltd.	12,236,000	14,104,425
SITC International Holdings Co. Ltd.	4,606,000	14,932,828
Sun Hung Kai Properties Ltd.	4,960,500	58,918,169
Swire Pacific Ltd., Class A	1,208,500	10,924,035
Techtronic Industries Co. Ltd.	4,984,533	59,603,293
WH Group Ltd.(c)	28,835,500	28,868,314
Wharf Holdings Ltd. (The)	3,620,168	10,307,102
Wharf Real Estate Investment Co. Ltd.	5,831,912	18,515,228
		1,332,646,132
Ireland — 0.5%
AIB Group PLC	7,094,780	55,968,234
Bank of Ireland Group PLC	3,351,180	44,939,220
Kerry Group PLC, Class A	561,477	51,863,609
Kingspan Group PLC	528,319	43,846,186
Ryanair Holdings PLC	2,892,232	85,039,393
		281,656,642
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel — 1.0%
Azrieli Group Ltd.	143,455	$14,094,331
Bank Hapoalim BM	4,262,224	79,929,785
Bank Leumi Le-Israel BM	5,087,441	94,111,431
Check Point Software Technologies Ltd.(a)	296,468	55,202,342
CyberArk Software Ltd.(a)	159,936	65,808,866
Elbit Systems Ltd.	91,656	42,283,876
ICL Group Ltd.	2,645,925	16,483,868
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	4,163,787	39,820,501
Mizrahi Tefahot Bank Ltd.	531,356	32,823,893
Monday.com Ltd.(a)(b)	138,249	36,261,330
Nice Ltd.(a)	215,920	33,707,512
Teva Pharmaceutical Industries Ltd., ADR(a)	3,903,759	60,313,076
Wix.com Ltd.(a)	180,503	24,553,823
		595,394,636
Italy — 3.2%
Banca Mediolanum SpA	760,683	13,417,521
Banco BPM SpA	3,865,775	49,300,802
BPER Banca SpA	4,975,264	48,959,166
Davide Campari-Milano NV(b)	2,059,701	14,186,862
DiaSorin SpA	79,821	7,803,700
Enel SpA	27,707,798	244,335,246
Eni SpA	7,493,296	127,890,579
Ferrari NV	429,845	188,490,162
FinecoBank Banca Fineco SpA	2,087,664	44,454,749
Generali	2,936,381	109,543,950
Infrastrutture Wireless Italiane SpA(c)	948,741	11,216,295
Intesa Sanpaolo SpA	51,504,251	310,326,468
Leonardo SpA	1,374,690	74,100,083
Mediobanca Banca di Credito Finanziario SpA	1,709,608	37,639,326
Moncler SpA	790,891	42,180,256
Nexi SpA(c)	1,721,826	9,832,028
Poste Italiane SpA(c)	1,557,257	33,644,394
Prysmian SpA	959,398	76,620,808
Recordati Industria Chimica e Farmaceutica SpA	388,367	22,274,277
Snam SpA	6,817,105	39,506,917
Stellantis NV	6,864,186	60,577,150
Telecom Italia SpA/Milano(a)	36,465,820	16,757,229
Tenaris SA	1,395,246	24,368,205
Terna - Rete Elettrica Nazionale	4,763,956	46,095,776
UniCredit SpA	4,772,650	351,141,832
Unipol Gruppo SpA	1,220,356	24,477,536
		2,029,141,317
Japan — 21.5%
Advantest Corp.	2,603,600	173,137,039
Aeon Co. Ltd.	2,518,700	80,454,403
AGC Inc.	660,800	19,886,558
Aisin Corp.	1,773,600	24,511,166
Ajinomoto Co. Inc.	3,078,900	81,456,685
ANA Holdings Inc.	540,600	10,024,106
Asahi Group Holdings Ltd.	4,927,800	62,514,460
Asahi Kasei Corp.	4,238,600	29,491,135
Asics Corp.	2,249,900	52,893,545
Astellas Pharma Inc.	6,182,150	64,100,365
Bandai Namco Holdings Inc.	2,021,800	65,378,780
Bridgestone Corp.	1,944,800	78,667,485
Canon Inc.	3,176,600	90,223,828
Capcom Co. Ltd.	1,184,800	30,159,952
Central Japan Railway Co.	2,617,600	61,021,959
Chiba Bank Ltd. (The)	1,913,000	17,830,508
Chubu Electric Power Co. Inc.	2,176,100	26,615,325
Security	Shares	Value
Japan (continued)
Chugai Pharmaceutical Co. Ltd.	2,282,500	$109,416,041
Concordia Financial Group Ltd.	3,549,600	23,538,207
Dai Nippon Printing Co. Ltd.	1,334,900	20,556,738
Daifuku Co. Ltd.	1,110,500	28,113,631
Dai-ichi Life Holdings Inc.	11,958,708	94,619,480
Daiichi Sankyo Co. Ltd.	5,844,085	143,366,625
Daikin Industries Ltd.	897,600	110,365,084
Daito Trust Construction Co. Ltd.	198,700	20,342,441
Daiwa House Industry Co. Ltd.	1,908,100	63,083,523
Daiwa Securities Group Inc.	4,597,600	32,007,811
Denso Corp.	6,444,400	87,433,872
Dentsu Group Inc.	673,000	13,271,959
Disco Corp.	313,800	92,736,205
East Japan Railway Co.	3,095,900	66,358,026
Eisai Co. Ltd.	886,300	24,856,602
ENEOS Holdings Inc.	9,246,550	48,531,743
FANUC Corp.	3,221,700	89,682,304
Fast Retailing Co. Ltd.	649,500	198,116,787
Fuji Electric Co. Ltd.	454,300	22,586,971
FUJIFILM Holdings Corp.	3,807,600	78,978,092
Fujikura Ltd.	859,900	58,372,100
Fujitsu Ltd.	5,983,600	130,346,245
Hankyu Hanshin Holdings Inc.	784,400	20,442,754
Hikari Tsushin Inc.	60,100	16,158,406
Hitachi Ltd.	15,588,800	477,027,312
Honda Motor Co. Ltd.	14,370,400	148,775,356
Hoshizaki Corp.	366,400	12,546,552
Hoya Corp.	1,176,500	148,430,396
Hulic Co. Ltd.	1,592,800	15,191,652
Idemitsu Kosan Co. Ltd.	2,771,915	17,819,564
IHI Corp.	499,900	55,667,226
Inpex Corp.	2,984,343	42,493,317
Isuzu Motors Ltd.	1,820,500	23,331,545
ITOCHU Corp.	4,043,600	212,097,318
Japan Airlines Co. Ltd.	486,500	9,660,666
Japan Exchange Group Inc.	3,416,700	33,389,281
Japan Post Bank Co. Ltd.	6,120,500	68,312,700
Japan Post Holdings Co. Ltd.	6,068,000	56,193,725
Japan Post Insurance Co. Ltd.	658,800	16,868,313
Japan Tobacco Inc.	4,089,400	116,791,704
JFE Holdings Inc.	1,943,875	22,496,579
Kajima Corp.	1,439,500	36,060,414
Kansai Electric Power Co. Inc. (The)	3,216,400	38,617,510
Kao Corp.	1,589,200	71,508,347
Kawasaki Kisen Kaisha Ltd.	1,195,900	16,894,347
KDDI Corp.	10,443,700	171,397,843
Keyence Corp.	662,992	239,824,965
Kikkoman Corp.	2,291,800	20,133,370
Kirin Holdings Co. Ltd.	2,630,500	34,663,848
Kobe Bussan Co. Ltd.	508,200	13,533,014
Komatsu Ltd.	3,075,100	99,073,208
Konami Group Corp.	340,700	46,252,994
Kubota Corp.	3,312,400	37,146,071
Kyocera Corp.	4,384,300	51,753,885
Kyowa Kirin Co. Ltd.	799,200	13,642,032
Lasertec Corp.	275,100	27,715,961
LY Corp.	9,691,222	35,423,011
M3 Inc.	1,492,100	18,351,031
Makita Corp.	820,000	25,385,657
Marubeni Corp.	4,805,600	98,388,578
MatsukiyoCocokara & Co.	1,138,000	23,368,464
MEIJI Holdings Co. Ltd.	809,408	16,367,021
Schedule of Investments
44

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Minebea Mitsumi Inc.	1,226,100	$19,296,817
Mitsubishi Chemical Group Corp.	4,640,200	25,274,111
Mitsubishi Corp.	11,654,300	229,862,139
Mitsubishi Electric Corp.	6,465,900	145,432,550
Mitsubishi Estate Co. Ltd.	3,613,100	67,645,956
Mitsubishi HC Capital Inc.	3,016,500	22,296,849
Mitsubishi Heavy Industries Ltd.	10,897,700	260,197,814
Mitsubishi UFJ Financial Group Inc.	39,017,780	537,773,033
Mitsui & Co. Ltd.	8,401,400	171,024,269
Mitsui Fudosan Co. Ltd.	9,000,500	80,449,164
Mitsui OSK Lines Ltd.	1,166,100	39,195,290
Mizuho Financial Group Inc.	8,140,716	238,780,701
MonotaRO Co. Ltd.	847,000	15,082,458
MS&AD Insurance Group Holdings Inc.	4,379,764	93,578,318
Murata Manufacturing Co. Ltd.	5,686,100	84,632,353
NEC Corp.	4,184,000	120,147,211
Nexon Co. Ltd.	1,140,200	20,863,429
Nidec Corp.	2,853,700	54,751,880
Nintendo Co. Ltd.	3,757,000	314,005,857
Nippon Building Fund Inc.	25,892	23,751,446
Nippon Paint Holdings Co. Ltd.	3,203,000	27,153,551
Nippon Sanso Holdings Corp.	594,600	21,044,991
Nippon Steel Corp.	3,300,835	63,567,524
Nippon Yusen KK	1,496,300	52,474,898
Nissan Motor Co. Ltd.(a)(b)	7,562,300	16,034,340
Nissin Foods Holdings Co. Ltd.	665,200	12,617,590
Nitori Holdings Co. Ltd.	270,400	22,899,294
Nitto Denko Corp.	2,393,100	49,522,571
Nomura Holdings Inc.	10,176,100	67,226,324
Nomura Research Institute Ltd.	1,291,771	51,115,914
NTT Inc.	101,656,900	102,659,379
Obayashi Corp.	2,226,800	32,790,203
Obic Co. Ltd.	1,095,800	39,013,297
Olympus Corp.	3,871,100	46,248,213
Omron Corp.	603,100	15,544,754
Ono Pharmaceutical Co. Ltd.	1,253,800	14,020,957
Oracle Corp./Japan	129,700	14,026,331
Oriental Land Co. Ltd./Japan	3,679,400	75,760,766
ORIX Corp.	3,955,700	88,857,057
Osaka Gas Co. Ltd.	1,247,600	31,565,940
Otsuka Corp.	769,900	14,587,417
Otsuka Holdings Co. Ltd.	1,504,400	71,624,033
Pan Pacific International Holdings Corp.	1,290,100	43,161,896
Panasonic Holdings Corp.	7,938,368	75,091,550
Rakuten Group Inc.(a)	5,184,900	26,234,104
Recruit Holdings Co. Ltd.	4,794,300	284,451,179
Renesas Electronics Corp.	5,745,700	69,885,255
Resona Holdings Inc.	7,063,600	64,307,025
Ricoh Co. Ltd.	1,836,300	16,101,577
Sanrio Co. Ltd.	608,200	24,955,749
SBI Holdings Inc.	943,180	35,037,122
SCREEN Holdings Co. Ltd.	275,000	21,452,722
SCSK Corp.	527,000	16,397,553
Secom Co. Ltd.	1,435,500	51,553,421
Sekisui Chemical Co. Ltd.	1,297,300	22,501,824
Sekisui House Ltd.	2,041,700	42,828,376
Seven & i Holdings Co. Ltd.	7,528,140	99,244,921
SG Holdings Co. Ltd.	1,082,100	12,005,261
Shimadzu Corp.	802,000	17,753,612
Shimano Inc.	256,600	28,070,983
Shin-Etsu Chemical Co. Ltd.	6,129,900	176,399,542
Shionogi & Co. Ltd.	2,562,100	42,849,370
Security	Shares	Value
Japan (continued)
Shiseido Co. Ltd.	1,351,000	$21,961,213
SMC Corp.	195,400	67,994,006
SoftBank Corp.	97,474,200	140,834,217
SoftBank Group Corp.	3,250,500	248,204,713
Sompo Holdings Inc.	3,033,650	89,453,321
Sony Group Corp.	20,930,300	503,442,781
Subaru Corp.	1,989,700	36,602,145
Sumitomo Corp.	3,710,600	94,842,019
Sumitomo Electric Industries Ltd.	2,442,800	60,617,318
Sumitomo Metal Mining Co. Ltd.	835,400	18,374,870
Sumitomo Mitsui Financial Group Inc.	12,563,400	316,931,912
Sumitomo Mitsui Trust Group Inc.	2,183,820	57,248,316
Sumitomo Realty & Development Co. Ltd.	1,047,700	38,271,608
Suntory Beverage & Food Ltd.	479,600	14,481,868
Suzuki Motor Corp.	5,360,900	58,903,278
Sysmex Corp.	1,729,400	28,095,575
T&D Holdings Inc.	1,676,600	40,940,423
Taisei Corp.	529,600	31,666,837
Takeda Pharmaceutical Co. Ltd.	5,415,410	148,760,135
TDK Corp.	6,625,100	80,713,128
Terumo Corp.	4,538,200	76,955,471
TIS Inc.	717,500	22,889,626
Toho Co. Ltd./Tokyo	377,400	23,811,374
Tokio Marine Holdings Inc.	6,259,500	251,337,023
Tokyo Electron Ltd.	1,523,400	242,188,125
Tokyo Gas Co. Ltd.	1,124,500	37,657,928
Tokyo Metro Co. Ltd.	981,100	10,571,686
Tokyu Corp.	1,696,500	19,097,017
Toppan Holdings Inc.	806,600	21,736,438
Toray Industries Inc.	4,756,100	32,531,037
Toyota Industries Corp.	555,800	59,433,127
Toyota Motor Corp.	32,254,120	573,723,441
Toyota Tsusho Corp.	2,180,200	49,966,557
Trend Micro Inc./Japan	430,300	26,239,012
Unicharm Corp.	3,830,400	26,495,439
West Japan Railway Co.	1,532,300	33,548,515
Yakult Honsha Co. Ltd.	867,000	13,947,893
Yamaha Motor Co. Ltd.	3,124,600	22,599,672
Yokogawa Electric Corp.	772,200	20,582,280
Zensho Holdings Co. Ltd.	325,700	17,139,453
ZOZO Inc.	1,373,900	13,600,742
		13,533,315,293
Netherlands — 4.5%
ABN AMRO Bank NV, CVA(c)	1,557,222	45,016,849
Adyen NV(a)(c)	85,750	147,074,163
Aegon Ltd.	4,510,469	32,234,192
AerCap Holdings NV	626,238	67,164,025
Akzo Nobel NV	578,321	36,319,360
ASM International NV	159,609	77,259,847
ASML Holding NV	1,340,368	928,972,752
ASR Nederland NV	503,226	33,426,239
BE Semiconductor Industries NV	277,721	37,523,352
Coca-Cola Europacific Partners PLC	783,745	75,960,565
CVC Capital Partners PLC(c)	724,324	13,889,505
DSM-Firmenich AG	634,601	60,972,117
EXOR NV	300,699	28,980,289
Heineken Holding NV	440,217	29,710,723
Heineken NV	981,403	77,031,946
IMCD NV	199,550	21,872,813
ING Groep NV	10,711,871	249,644,730
InPost SA(a)	753,458	10,821,685
JDE Peet's NV	577,408	17,123,074
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV	3,105,631	$122,661,241
Koninklijke KPN NV	13,260,997	59,243,478
Koninklijke Philips NV	2,827,913	73,851,883
NN Group NV	917,522	61,781,892
Prosus NV	4,458,195	254,677,682
Randstad NV	374,488	17,799,203
Universal Music Group NV	3,742,749	107,667,255
Wolters Kluwer NV	810,365	126,221,574
		2,814,902,434
New Zealand — 0.2%
Auckland International Airport Ltd.	5,544,330	24,594,216
Contact Energy Ltd.	2,713,376	14,541,953
Fisher & Paykel Healthcare Corp. Ltd.	2,005,019	43,466,558
Infratil Ltd.	3,158,170	21,564,306
Meridian Energy Ltd.	4,400,541	14,776,442
		118,943,475
Norway — 0.6%
Aker BP ASA	1,066,757	25,662,560
DNB Bank ASA	3,050,611	77,179,643
Equinor ASA	2,849,941	73,208,056
Gjensidige Forsikring ASA	675,702	17,773,407
Kongsberg Gruppen ASA	1,500,350	44,835,152
Mowi ASA	1,582,012	29,468,904
Norsk Hydro ASA	4,788,469	28,381,211
Orkla ASA	2,372,925	24,953,744
Salmar ASA(b)	230,343	9,357,468
Telenor ASA	2,094,692	32,134,455
Yara International ASA	563,055	20,814,533
		383,769,133
Portugal — 0.2%
EDP Renovaveis SA	1,067,945	12,538,429
EDP SA	10,623,965	45,920,605
Galp Energia SGPS SA	1,439,233	27,482,491
Jeronimo Martins SGPS SA	960,185	23,407,064
		109,348,589
Singapore — 1.8%
CapitaLand Ascendas REIT	12,915,700	27,654,151
CapitaLand Integrated Commercial Trust	20,038,470	33,834,163
CapitaLand Investment Ltd./Singapore	7,945,900	16,923,194
DBS Group Holdings Ltd.	7,246,260	265,970,128
Genting Singapore Ltd.(b)	20,625,900	11,634,730
Grab Holdings Ltd., Class A(a)	8,075,937	39,491,332
Keppel Ltd.	5,012,100	32,562,796
Oversea-Chinese Banking Corp. Ltd.	11,510,498	149,166,364
Sea Ltd., ADR(a)	1,304,543	204,356,661
Sembcorp Industries Ltd.	3,046,400	18,114,161
Singapore Airlines Ltd.	5,070,200	26,482,482
Singapore Exchange Ltd.	2,654,800	32,552,101
Singapore Technologies Engineering Ltd.	5,376,700	36,170,565
Singapore Telecommunications Ltd.	25,329,885	75,486,783
United Overseas Bank Ltd.	4,285,400	119,060,142
Wilmar International Ltd.	6,589,000	14,913,256
Yangzijiang Shipbuilding Holdings Ltd.(b)	9,009,700	17,671,877
		1,122,044,886
Spain — 3.5%
Acciona SA	84,104	16,130,714
ACS Actividades de Construccion y Servicios SA	619,857	42,779,273
Aena SME SA(c)	2,563,278	69,024,229
Amadeus IT Group SA	1,534,776	123,232,923
Banco Bilbao Vizcaya Argentaria SA	19,624,808	327,307,570
Banco de Sabadell SA	18,327,917	67,646,517
Security	Shares	Value
Spain (continued)
Banco Santander SA	51,570,184	$443,028,201
Bankinter SA	2,293,331	32,735,516
CaixaBank SA	13,429,359	126,347,508
Cellnex Telecom SA(c)	1,682,308	59,367,840
Endesa SA	1,091,625	31,580,063
Ferrovial SE	1,737,279	89,057,984
Grifols SA(a)	1,015,254	15,127,416
Iberdrola SA	21,593,398	379,532,412
Industria de Diseno Textil SA	3,711,711	177,297,389
International Consolidated Airlines Group SA, Class DI	4,228,009	21,196,140
Redeia Corp. SA	1,347,914	26,130,637
Repsol SA	3,927,748	59,551,538
Telefonica SA	12,537,741	64,704,683
		2,171,778,553
Sweden — 3.3%
AddTech AB, Class B	891,416	29,967,785
Alfa Laval AB	981,263	42,633,525
Assa Abloy AB, Class B	3,409,872	112,833,454
Atlas Copco AB, Class A	9,155,145	139,418,063
Atlas Copco AB, Class B	5,319,689	71,992,162
Beijer Ref AB, Class B	1,299,506	21,814,671
Boliden AB(a)	967,381	29,610,781
Epiroc AB, Class A	2,233,224	45,453,148
Epiroc AB, Class B	1,322,552	23,708,051
EQT AB	1,279,776	42,775,359
Essity AB, Class B	2,044,230	50,405,621
Evolution AB(c)	504,432	44,874,800
Fastighets AB Balder, Class B(a)	2,424,378	16,369,623
H & M Hennes & Mauritz AB, Class B	1,936,661	26,089,998
Hexagon AB, Class B	7,038,549	77,340,131
Holmen AB, Class B	257,680	9,577,093
Industrivarden AB, Class A	404,479	14,964,884
Industrivarden AB, Class C(b)	534,681	19,745,586
Indutrade AB	922,783	22,409,230
Investment AB Latour, Class B	500,051	12,765,895
Investor AB, Class B	5,893,990	170,804,993
L E Lundbergforetagen AB, Class B	258,896	12,628,205
Lifco AB, Class B	786,788	28,026,236
Nibe Industrier AB, Class B	5,183,207	23,917,444
Nordea Bank Abp	10,687,704	155,952,642
Saab AB, Class B	1,085,135	59,024,807
Sagax AB, Class B	744,036	15,747,987
Sandvik AB	3,632,931	88,642,275
Securitas AB, Class B	1,660,092	24,637,981
Skandinaviska Enskilda Banken AB, Class A	5,403,516	94,521,145
Skanska AB, Class B	1,148,660	26,794,208
SKF AB, Class B	1,153,240	26,861,771
Svenska Cellulosa AB SCA, Class B	2,083,471	26,129,117
Svenska Handelsbanken AB, Class A	4,977,306	60,645,367
Swedbank AB, Class A	2,893,973	77,060,788
Swedish Orphan Biovitrum AB(a)	661,419	18,186,699
Tele2 AB, Class B	1,879,919	29,054,357
Telefonaktiebolaget LM Ericsson, Class B	9,465,242	68,751,548
Telia Co. AB	8,102,962	28,617,313
Trelleborg AB, Class B	688,509	25,016,825
Volvo AB, Class B	5,408,650	155,335,271
		2,071,106,839
Switzerland — 9.4%
ABB Ltd., Registered	5,384,268	351,582,413
Alcon AG	1,701,456	149,163,194
Schedule of Investments
46

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Amrize Ltd.(a)	1,773,067	$89,630,201
Avolta AG, Registered	299,039	15,545,107
Baloise Holding AG, Registered	141,333	33,872,559
Banque Cantonale Vaudoise, Registered	101,886	11,790,682
Barry Callebaut AG, Registered(b)	12,358	15,049,553
BKW AG	71,431	15,948,581
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,241	47,676,957
Chocoladefabriken Lindt & Spruengli AG, Registered	366	53,517,343
Cie Financiere Richemont SA, Class A, Registered	1,829,712	298,748,385
EMS-Chemie Holding AG, Registered	24,075	18,941,993
Galderma Group AG	445,150	68,605,675
Geberit AG, Registered	113,908	87,264,734
Givaudan SA, Registered	31,439	131,425,926
Helvetia Holding AG, Registered	125,465	30,172,006
Holcim AG	1,773,067	141,401,950
Julius Baer Group Ltd.	706,453	47,801,624
Kuehne + Nagel International AG, Registered	163,338	33,301,170
Logitech International SA, Registered	515,120	47,765,454
Lonza Group AG, Registered	245,816	171,326,103
Nestle SA, Registered	8,916,941	779,136,122
Novartis AG, Registered	6,470,499	736,906,008
Partners Group Holding AG	77,421	104,076,779
Roche Holding AG, Bearer	108,445	36,040,075
Roche Holding AG, NVS	2,391,111	746,201,250
Sandoz Group AG	1,417,457	81,062,793
Schindler Holding AG, Participation Certificates, NVS	139,135	50,316,211
Schindler Holding AG, Registered	79,715	27,958,383
SGS SA	547,957	55,679,754
SIG Group AG	1,034,150	16,731,276
Sika AG, Registered	518,234	122,292,610
Sonova Holding AG, Registered	173,098	47,118,653
Straumann Holding AG	381,184	46,443,404
Swatch Group AG (The), Bearer(b)	98,013	17,334,305
Swiss Life Holding AG, Registered	97,500	100,990,262
Swiss Prime Site AG, Registered	273,083	37,769,756
Swiss Re AG	1,026,519	183,748,294
Swisscom AG, Registered	88,409	61,429,608
Temenos AG, Registered	195,640	17,498,949
UBS Group AG, Registered	11,193,767	416,005,240
VAT Group AG(c)	91,511	32,046,111
Zurich Insurance Group AG	498,109	339,763,232
		5,917,080,685
United Kingdom — 14.9%
3i Group PLC	3,312,628	181,009,007
Admiral Group PLC	890,124	40,123,656
Anglo American PLC, NVS	3,814,919	107,344,543
Antofagasta PLC	1,332,638	32,864,991
Ashtead Group PLC	1,469,525	98,180,895
Associated British Foods PLC	1,119,074	32,403,332
AstraZeneca PLC	5,277,412	769,930,260
Auto Trader Group PLC(c)	3,007,383	33,200,876
Aviva PLC	10,376,438	88,656,321
BAE Systems PLC	10,262,420	244,867,663
Barclays PLC	48,752,408	238,302,655
Barratt Redrow PLC	4,652,388	22,910,450
BP PLC	54,513,235	292,206,196
British American Tobacco PLC	6,743,778	361,313,593
BT Group PLC	20,322,783	55,502,261
Bunzl PLC	1,114,404	33,072,679
Security	Shares	Value
United Kingdom (continued)
Centrica PLC	17,212,791	$37,416,349
Coca-Cola HBC AG, Class DI	744,134	38,674,272
Compass Group PLC	5,775,131	202,934,996
Croda International PLC	446,976	15,383,865
DCC PLC	333,832	20,908,242
Diageo PLC	7,573,517	183,563,461
Entain PLC	2,061,824	27,687,654
Experian PLC	3,125,681	164,694,406
Glencore PLC	34,887,054	140,012,960
GSK PLC	14,009,343	257,687,596
Haleon PLC	30,714,511	144,071,579
Halma PLC	1,285,299	54,996,012
Hikma Pharmaceuticals PLC	562,382	14,536,026
HSBC Holdings PLC	60,148,885	732,792,107
Imperial Brands PLC	2,661,245	103,733,682
Informa PLC	4,487,241	51,311,771
InterContinental Hotels Group PLC	504,406	58,026,928
Intertek Group PLC	544,700	35,416,383
J Sainsbury PLC	6,016,771	24,058,614
JD Sports Fashion PLC	8,959,750	10,057,197
Kingfisher PLC	6,065,949	21,569,322
Land Securities Group PLC	2,395,899	18,220,667
Legal & General Group PLC	19,951,493	67,497,199
Lloyds Banking Group PLC	204,599,157	209,805,715
London Stock Exchange Group PLC	1,624,288	197,992,533
M&G PLC	7,707,078	26,526,951
Marks & Spencer Group PLC	7,035,727	32,312,201
Melrose Industries PLC	4,409,900	29,774,016
Mondi PLC	1,489,774	20,139,113
National Grid PLC	16,687,767	234,497,658
NatWest Group PLC	27,492,901	190,844,056
Next PLC	397,050	64,449,545
NMC Health PLC, NVS(a)(d)	473,933	6
Pearson PLC	2,026,405	28,655,295
Phoenix Group Holdings PLC	2,388,806	20,890,275
Prudential PLC	8,875,086	112,590,909
Reckitt Benckiser Group PLC	2,319,705	173,852,053
RELX PLC	6,287,728	326,717,107
Rentokil Initial PLC	8,624,842	43,024,544
Rio Tinto PLC	3,847,436	229,150,917
Rolls-Royce Holdings PLC	28,853,575	409,517,945
Sage Group PLC (The)	3,340,845	53,642,768
Schroders PLC	2,459,755	12,643,503
Segro PLC	4,351,141	37,083,607
Severn Trent PLC	925,099	32,440,733
Shell PLC	20,372,794	732,057,695
Smith & Nephew PLC	2,834,126	43,313,793
Smiths Group PLC	1,139,040	35,283,097
Spirax Group PLC	248,309	20,750,847
SSE PLC	3,777,738	92,600,777
Standard Chartered PLC	6,866,373	123,093,186
Tesco PLC	22,884,328	128,573,782
Unilever PLC	8,513,810	493,975,067
United Utilities Group PLC	2,302,814	34,376,063
Vodafone Group PLC	67,853,570	73,566,617
Whitbread PLC	598,983	24,061,614
Wise PLC, Class A(a)(b)	2,269,602	30,319,566
WPP PLC	3,639,067	19,703,317
		9,395,367,537
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — 0.5%
Spotify Technology SA(a)	522,527	$327,384,067
Total Common Stocks — 99.2% (Cost: $45,523,838,343)		62,372,521,204
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	190,470	16,651,914
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	389,962	19,773,593
Henkel AG & Co. KGaA, Preference Shares, NVS	573,878	44,222,520
Porsche Automobil Holding SE, Preference Shares, NVS	517,406	20,765,613
Sartorius AG, Preference Shares, NVS	88,761	18,901,810
Volkswagen AG, Preference Shares, NVS	701,567	73,359,847
		193,675,297
Total Preferred Stocks — 0.3% (Cost: $297,306,994)		193,675,297
Total Long-Term Investments — 99.5% (Cost: $45,821,145,337)		62,566,196,501
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	201,789,538	201,870,254
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	16,010,000	$16,010,000
Total Short-Term Securities — 0.3% (Cost: $217,880,254)		217,880,254
Total Investments — 99.8% (Cost: $46,039,025,591)		62,784,076,755
Other Assets Less Liabilities — 0.2%		95,250,297
Net Assets — 100.0%		$62,879,327,052

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$145,671,245	$56,214,947 (a)	$—	$54,875	$(70,813)	$201,870,254	201,789,538	$824,024 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,020,000	—	(52,010,000)(a)	—	—	16,010,000	16,010,000	2,567,752	—
				$54,875	$(70,813)	$217,880,254		$3,391,776	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	341	09/11/25	$65,952	$2,979,890
SPI 200 Index	164	09/18/25	22,931	468,090
Schedule of Investments
48

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
STOXX Europe 600 Index	6,304	09/19/25	$196,687	$1,659,778
				$5,107,758
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,107,758	$—	$—	$—	$5,107,758

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$25,640,139	$—	$—	$—	$25,640,139
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$3,401,696	$—	$—	$—	$3,401,696
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$356,438,295
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,291,926,833	$61,080,594,365	$6	$62,372,521,204
Preferred Stocks	—	193,675,297	—	193,675,297
Short-Term Securities
Money Market Funds	217,880,254	—	—	217,880,254
	$1,509,807,087	$61,274,269,662	$6	$62,784,076,755
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,127,868	$2,979,890	$—	$5,107,758

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
50

Schedule of Investments
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 10.1%
Abacus Group	1,439,490	$1,111,911
Abacus Storage King	1,701,296	1,744,190
Accent Group Ltd.	1,300,458	1,238,780
AET&D Holdings No. 1 Pty Ltd.(a)(b)	169,200	1
AGL Energy Ltd.	1,966,751	12,256,983
Alpha HPA Ltd.(b)	2,946,353	1,647,896
ALS Ltd.	1,570,061	18,252,706
Amotiv Ltd.	429,978	2,420,036
AMP Ltd.	7,797,796	7,978,036
Ampol Ltd.	773,369	13,521,466
Ansell Ltd.	471,341	9,023,664
ARB Corp. Ltd.	252,773	5,420,656
Arena REIT	1,282,404	3,017,510
Atlas Arteria Ltd.	3,492,061	11,534,907
AUB Group Ltd.	374,154	8,127,101
Aurizon Holdings Ltd.	5,765,496	11,968,172
Aussie Broadband Ltd.	774,509	2,233,101
Austal Ltd.(b)	1,149,613	4,824,419
Bank of Queensland Ltd.	2,214,827	10,790,272
Bapcor Ltd.	1,102,369	2,720,264
Beach Energy Ltd.	5,157,191	3,865,683
Bega Cheese Ltd.	902,748	3,005,848
Bellevue Gold Ltd.(b)(c)	4,636,118	2,389,852
Bendigo & Adelaide Bank Ltd.	1,844,800	14,452,637
Boss Energy Ltd. (b)(c)	1,334,456	1,469,120
Breville Group Ltd.	323,971	6,775,378
Brickworks Ltd.	274,253	5,755,664
BWP Trust(b)	1,855,098	4,268,000
Capricorn Metals Ltd.(b)	1,250,934	7,165,162
Catalyst Metals Ltd.(b)	766,838	2,485,445
Centuria Capital Group	2,155,803	2,550,632
Centuria Industrial REIT	1,726,786	3,514,423
Centuria Office REIT	1,284,376	1,045,573
Challenger Ltd.	1,677,814	8,817,934
Champion Iron Ltd.	1,276,208	3,372,067
Charter Hall Group	1,531,763	19,734,259
Charter Hall Long Wale REIT	2,038,991	5,409,853
Charter Hall Retail REIT	1,676,807	4,167,616
Charter Hall Social Infrastructure REIT	1,117,099	2,122,404
Cleanaway Waste Management Ltd.	7,231,238	13,326,590
Codan Ltd.	348,949	4,665,518
Collins Foods Ltd.	367,217	2,181,064
Corporate Travel Management Ltd.	406,565	4,063,732
Credit Corp. Group Ltd.	220,285	2,170,896
Cromwell Property Group	5,632,836	1,497,751
Data#3 Ltd.	482,746	2,322,670
Deep Yellow Ltd.(b)	3,054,491	2,910,274
Deterra Royalties Ltd.	1,345,360	3,562,470
Dexus	3,503,006	15,814,694
Dexus Industria REIT	893,057	1,608,451
Dicker Data Ltd.	282,248	1,573,984
DigiCo Infrastructure REIT	1,343,200	2,826,188
Domain Holdings Australia Ltd.	532,160	1,504,976
Domino's Pizza Enterprises Ltd.	216,907	2,531,604
Downer EDI Ltd.	2,160,427	9,526,666
Dyno Nobel Ltd.(c)	6,008,420	11,298,613
Eagers Automotive Ltd.	464,074	5,811,921
Elders Ltd.	621,620	2,879,925
Emerald Resources NL(b)	1,707,060	3,746,799
Endeavour Group Ltd./Australia	4,885,510	12,793,608
Security	Shares	Value
Australia (continued)
EVT Ltd.	292,456	$3,172,258
Firefinch Ltd., NVS(a)	4,681,624	210,605
Flight Centre Travel Group Ltd.	572,615	4,367,208
G8 Education Ltd.(c)	2,418,632	1,394,337
Genesis Minerals Ltd.(b)(c)	3,285,365	7,716,533
Gold Road Resources Ltd.	3,536,002	7,083,668
GPT Group (The)	6,308,418	20,550,346
GrainCorp Ltd., Class A	717,879	3,483,678
Greatland Resources Ltd.(b)	1,614,032	5,158,402
Growthpoint Properties Australia Ltd.	961,107	1,508,482
Guzman y Gomez Ltd.(b)(c)	62,208	1,094,369
Hansen Technologies Ltd.	599,070	2,301,258
Harvey Norman Holdings Ltd.	1,805,386	6,694,080
Healius Ltd.(c)	2,174,894	1,066,909
Helia Group Ltd.	888,092	2,875,202
HMC Capital Ltd.	943,289	2,148,063
HomeCo Daily Needs REIT	5,603,168	4,605,959
HUB24 Ltd.	261,463	17,746,845
IDP Education Ltd.	859,798	1,945,258
IGO Ltd.	2,207,863	6,211,091
Iluka Resources Ltd.	1,401,301	4,590,701
Imdex Ltd.	1,684,822	3,271,586
Ingenia Communities Group	1,235,340	4,152,169
Inghams Group Ltd.	1,198,044	2,653,637
Insignia Financial Ltd.(b)	1,741,179	5,015,954
IperionX Ltd.(b)(c)	919,499	3,461,725
IPH Ltd.	829,023	2,781,902
IRESS Ltd.	598,142	3,034,722
JB Hi-Fi Ltd.	355,184	25,296,917
Judo Capital Holdings Ltd.(b)	2,501,998	2,413,015
Karoon Energy Ltd.	2,430,465	2,906,822
Kelsian Group Ltd.	585,439	1,397,704
Lendlease Corp. Ltd.	1,996,682	6,710,859
Leo Lithium Ltd.(a)	4,370,759	561,212
Lifestyle Communities Ltd.(c)	335,526	949,084
Liontown Resources Ltd.(b)(c)	5,071,057	2,503,883
Lovisa Holdings Ltd.	215,486	4,680,741
Lynas Rare Earths Ltd.(b)	2,726,250	18,318,767
MA Financial Group Ltd.	344,485	1,801,713
Maas Group Holdings Ltd.	553,845	1,462,079
MAC Copper Ltd.(b)(c)	184,614	2,175,232
Macquarie Technology Group Ltd.(b)	44,875	1,998,729
Mader Group Ltd.(c)	180,658	855,656
Magellan Financial Group Ltd.	562,210	3,823,062
McMillan Shakespeare Ltd.	179,525	2,053,463
Megaport Ltd.(b)	522,425	4,990,025
Mesoblast Ltd.(b)(c)	3,076,050	4,649,787
Metcash Ltd.	3,388,470	8,459,332
Mineral Resources Ltd.(b)(c)	571,518	10,322,867
Mirvac Group	12,802,558	18,368,974
Monadelphous Group Ltd.	304,145	3,791,983
Myer Holdings Ltd.	4,190,873	1,617,736
Nanosonics Ltd.(b)	827,131	2,142,318
National Storage REIT	3,786,593	5,806,211
Netwealth Group Ltd.	394,660	9,418,332
Neuren Pharmaceuticals Ltd.(b)(c)	373,359	4,094,077
New Hope Corp. Ltd.	1,643,327	4,388,920
NEXTDC Ltd.(b)(c)	2,075,972	19,115,746
nib holdings Ltd.	1,594,140	7,568,593
Nick Scali Ltd.(c)	246,879	3,032,576
Nickel Industries Ltd.	5,645,703	2,652,284
Nine Entertainment Co. Holdings Ltd.	4,379,643	4,757,703
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
NRW Holdings Ltd.	1,437,019	$2,967,219
Nufarm Ltd./Australia(b)	1,135,507	1,875,107
Nuix Ltd.(b)(c)	690,344	1,038,663
Objective Corp. Ltd.	93,341	1,142,725
Ora Banda Mining Ltd.(b)	3,955,010	1,639,320
Orica Ltd.	1,609,181	21,975,067
Orora Ltd.	4,233,094	5,618,228
Paladin Energy Ltd.(b)(c)	1,290,730	5,054,956
Pantoro Gold Ltd.(b)	1,064,371	2,483,382
Perenti Ltd.	2,728,955	3,061,658
Perpetual Ltd.	348,206	4,676,126
Perseus Mining Ltd.	4,460,150	9,311,486
PEXA Group Ltd.(b)	424,596	4,311,599
Pilbara Minerals Ltd.(b)(c)	9,915,084	10,060,918
Pinnacle Investment Management Group Ltd.	548,478	7,783,011
PolyNovo Ltd.(b)(c)	2,062,548	1,684,774
Premier Investments Ltd.	307,114	4,152,886
PWR Holdings Ltd.(c)	294,752	1,477,081
Qube Holdings Ltd.	5,592,064	15,594,035
Ramelius Resources Ltd.	5,994,776	9,644,874
Ramsay Health Care Ltd.	637,568	15,782,795
Redox Ltd./Australia	605,210	877,662
Region Group	3,731,935	5,585,097
Regis Healthcare Ltd.	500,263	2,672,738
Regis Resources Ltd.(b)	2,318,366	6,045,420
Reliance Worldwide Corp. Ltd.	2,522,426	6,934,143
Resolute Mining Ltd.(b)	6,521,102	2,570,750
Sandfire Resources Ltd.(b)	1,487,369	10,006,380
SEEK Ltd.	1,154,030	17,801,687
Service Stream Ltd.	1,876,611	2,385,779
Silex Systems Ltd.(b)(c)	625,266	1,681,840
Sims Ltd.	530,799	5,150,555
SiteMinder Ltd.(b)	827,785	2,745,098
SmartGroup Corp. Ltd.	388,734	1,967,094
Stanmore Resources Ltd.	1,178,974	1,596,794
Steadfast Group Ltd.	3,412,753	12,988,526
Super Retail Group Ltd.	515,487	5,042,257
Superloop Ltd.(b)	1,559,815	3,342,243
Tabcorp Holdings Ltd.	6,935,217	3,426,050
Technology One Ltd.	956,673	25,025,156
Telix Pharmaceuticals Ltd.(b)(c)	877,195	11,751,943
Temple & Webster Group Ltd.(b)	291,604	4,544,849
Treasury Wine Estates Ltd.	2,636,210	12,747,728
Tuas Ltd.(b)	602,732	2,066,052
Vault Minerals Ltd.(b)	21,145,111	4,895,077
Ventia Services Group Pty. Ltd.	2,676,678	8,912,769
Viva Energy Group Ltd.(d)	3,663,037	4,901,964
Vulcan Energy Resources Ltd.(b)(c)	497,891	1,157,109
Vulcan Steel Ltd.	220,559	851,135
WA1 Resources Ltd.(b)	146,444	1,467,641
Waypoint REIT Ltd.	2,054,045	3,312,396
WEB Travel Group Ltd.(b)(c)	1,264,993	3,611,806
West African Resources Ltd.(b)	3,484,348	5,216,765
Westgold Resources Ltd.	2,931,384	4,786,326
Whitehaven Coal Ltd.	2,714,800	11,134,203
Worley Ltd.	1,631,223	13,881,841
Yancoal Australia Ltd.	1,283,769	5,184,817
Zip Co. Ltd.(b)(c)	3,806,970	7,720,409
		1,023,527,373
Austria — 1.2%
ANDRITZ AG	221,265	15,398,034
BAWAG Group AG(d)	255,695	32,270,611
Security	Shares	Value
Austria (continued)
CA Immobilien Anlagen AG	120,665	$3,213,600
CPI Europe AG(b)(c)	109,055	2,265,307
DO & CO AG	25,038	5,648,582
EVN AG	117,818	3,183,825
Lenzing AG(b)(c)	62,172	1,739,111
Oesterreichische Post AG	109,286	3,811,972
Palfinger AG	50,256	2,090,181
Porr AG	58,585	1,969,612
Raiffeisen Bank International AG	425,646	12,290,278
SBO AG	33,660	1,113,908
UNIQA Insurance Group AG	404,356	5,825,435
Vienna Insurance Group AG Wiener Versicherung Gruppe	125,331	6,613,044
voestalpine AG	345,465	9,510,827
Wienerberger AG	354,331	11,878,023
		118,822,350
Belgium — 1.5%
Ackermans & van Haaren NV	76,705	18,815,444
Aedifica SA	154,554	11,373,314
Azelis Group NV	557,097	8,655,390
Barco NV	213,785	3,332,026
Bekaert SA	114,267	4,706,352
Cofinimmo SA	124,013	10,764,621
Colruyt Group NV	102,952	4,397,785
Deme Group NV	25,024	3,745,317
Fagron	213,679	5,283,612
Galapagos NV(b)(c)	149,349	4,887,302
KBC Ancora	124,958	9,083,956
Kinepolis Group NV	44,472	1,840,284
Melexis NV	65,392	5,001,490
Montea NV	60,999	4,541,345
Ontex Group NV(b)(c)	221,830	1,719,915
Proximus SADP	438,509	3,643,452
Recticel SA	132,882	1,616,985
Retail Estates NV	39,353	2,923,774
Shurgard Self Storage Ltd.	111,250	4,414,653
Solvay SA	239,970	7,518,888
Tessenderlo Group SA	69,746	2,074,846
Umicore SA	641,952	10,145,264
Vastned NV	31,698	1,071,693
VGP NV	43,752	4,600,947
Warehouses De Pauw CVA	589,206	13,749,802
Xior Student Housing NV	117,315	4,140,060
		154,048,517
Canada — 0.0%
Southern Cross Gold Consolidated Ltd., NVS(b)(c)	620,186	2,160,209
China — 0.1%
CARsgen Therapeutics Holdings Ltd.(b)(c)(d)	1,104,000	3,042,680
Mobvista Inc.(b)(d)	1,742,000	1,982,874
United Energy Group Ltd.(c)	21,074,000	1,526,767
		6,552,321
Denmark — 1.8%
ALK-Abello A/S(b)	427,025	12,389,625
Alm Brand A/S	2,522,318	6,964,501
Ambu A/S, Class B	612,700	8,944,128
Bavarian Nordic A/S(b)	256,079	9,269,065
cBrain A/S(c)	37,239	1,218,384
Chemometec A/S	56,333	4,347,849
D/S Norden A/S	64,803	2,253,642
DFDS A/S(b)	104,947	1,884,114
Schedule of Investments
52

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
FLSmidth & Co. A/S	139,637	$8,214,333
GN Store Nord A/S(b)(c)	436,154	6,248,142
Gubra AS(c)	20,834	1,160,435
H Lundbeck A/S	909,976	4,740,755
ISS A/S	480,125	13,801,837
Jyske Bank A/S, Registered	146,384	14,695,833
Matas A/S	112,218	2,301,829
Netcompany Group A/S(b)(c)(d)	130,556	4,787,459
NKT A/S(b)	173,865	15,295,380
NTG Nordic Transport Group A/S, Class A(b)(c)	32,997	988,920
Per Aarsleff Holding A/S	55,888	6,018,971
Ringkjoebing Landbobank A/S	83,182	18,337,592
Royal Unibrew A/S	162,396	12,170,855
Scandinavian Tobacco Group A/S, Class A(d)	153,663	2,013,365
Schouw & Co. A/S	40,338	3,799,224
Sydbank A/S	169,115	12,529,260
TORM PLC, Class A(c)	189,563	3,498,109
Zealand Pharma A/S(b)	207,727	10,747,346
		188,620,953
Finland — 1.2%
Citycon OYJ	323,391	1,392,808
Finnair OYJ	300,202	984,060
Harvia OYJ	54,687	3,170,366
Hiab OYJ, Class B	125,023	8,532,104
Huhtamaki OYJ	317,437	10,925,987
Kalmar OYJ, Class B	122,946	5,548,306
Kemira OYJ	377,357	8,030,673
Kempower OYJ(b)(c)	74,315	1,350,907
Kojamo OYJ(b)	442,219	5,621,913
Konecranes OYJ	219,718	18,309,552
Mandatum OYJ	1,387,677	9,412,766
Marimekko OYJ	100,386	1,493,868
Metsa Board OYJ, Class B(c)	537,786	1,978,462
Nokian Renkaat OYJ(c)	397,732	3,570,724
Outokumpu OYJ	1,180,303	4,441,136
Puuilo OYJ	248,380	3,875,184
QT Group OYJ(b)(c)	62,018	4,267,619
Revenio Group OYJ	66,909	2,003,586
TietoEVRY OYJ	343,134	5,906,679
TietoEVRY OYJ, New	7,131	123,452
Tokmanni Group Corp.(c)	157,429	1,541,604
Valmet OYJ	477,777	17,239,056
YIT OYJ(b)	430,172	1,490,374
		121,211,186
France — 3.5%
Air France-KLM, NVS(b)	384,932	5,052,045
Altarea SCA	17,352	2,141,659
Alten SA	96,132	7,813,147
Antin Infrastructure Partners SA	110,360	1,611,510
Aperam SA	142,449	4,189,996
Assystem SA(c)	20,786	1,148,455
Aubay	24,074	1,378,036
Beneteau SACA	117,655	1,092,253
Canal+ SA, NVS(b)	2,253,307	7,127,936
Carmila SA	187,258	3,679,101
Cie. des Alpes	66,037	1,733,297
Clariane SE(b)	353,434	1,832,443
Coface SA	338,605	6,295,573
Derichebourg SA	295,789	1,945,079
Elior Group SA(b)(c)(d)	374,448	1,111,980
Elis SA(c)	534,544	14,737,410
Security	Shares	Value
France (continued)
Emeis SA(b)	235,225	$3,658,501
Equasens	17,036	934,548
Eramet SA(c)	27,559	1,523,956
Esso SA Francaise	8,297	912,487
Etablissements Maurel et Prom SA	187,216	1,149,743
Eutelsat Communications SACA(b)(c)	393,657	1,408,751
Exail Technologies SA, NVS(b)	30,907	4,176,726
Exosens SAS	81,472	3,805,859
Fnac Darty SA	38,705	1,310,239
Forvia SE(b)	542,029	6,890,946
Gaztransport Et Technigaz SA	113,899	21,422,730
Havas NV	2,122,158	3,408,878
ICADE	110,876	2,635,040
ID Logistics Group SACA(b)	10,462	5,251,873
Imerys SA	111,035	2,733,512
Interparfums SA	82,043	3,012,670
IPSOS SA	109,637	4,922,958
JCDecaux SE	237,789	3,909,409
Kaufman & Broad SA	41,335	1,472,701
LISI SA	51,900	2,805,187
Louis Hachette Group, NVS	2,242,508	4,178,509
Manitou BF SA	33,476	738,532
Mercialys SA	310,467	3,838,527
Mersen SA	72,405	1,982,861
Metropole Television SA	78,624	1,148,497
Nexans SA	105,870	15,215,672
Nexity SA(b)(c)	123,846	1,613,734
Opmobility	188,046	2,879,321
Peugeot Invest SA	16,513	1,426,573
Pierre Et Vacances SA, NVS(b)	496,664	962,303
Planisware SA, NVS	64,363	1,559,248
Pluxee NV, NVS	286,655	5,812,877
Quadient SA	87,590	1,610,093
Remy Cointreau SA	75,761	4,497,824
Rubis SCA	250,828	7,942,689
SCOR SE	492,017	16,028,461
SEB SA	78,638	5,744,293
Seche Environnement SACA, NVS	7,397	859,361
SES SA, Class A	1,173,876	8,072,388
Societe BIC SA	69,300	4,213,656
SOITEC(b)	86,714	3,755,944
Sopra Steria Group	46,297	9,975,479
SPIE SA	460,646	27,109,645
Technip Energies NV	431,382	18,627,654
Television Francaise 1 SA	131,736	1,259,590
Trigano SA	27,727	4,728,419
Ubisoft Entertainment SA(b)	313,410	3,305,377
Valeo SE	706,900	7,690,693
Vallourec SACA	524,687	9,805,913
Verallia SA(d)	233,805	7,522,433
Vicat SACA	52,053	3,371,147
Virbac SACA	13,560	5,370,057
Vivendi SE	2,163,335	8,200,770
Voltalia SA(b)(c)	131,428	1,111,147
VusionGroup	20,915	5,376,280
Wavestone	24,622	1,629,075
Wendel SE	77,879	7,297,707
Worldline SA(b)(c)(d)	634,339	2,310,877
X-Fab Silicon Foundries SE(b)(c)(d)	194,614	1,415,778
		360,426,038
Germany — 4.1%
1&1 AG	115,069	2,419,030
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Adesso SE	11,805	$1,092,568
Aixtron SE	365,435	6,153,612
AlzChem Group AG	19,876	3,364,457
Aroundtown SA(b)	2,507,765	9,043,232
Atoss Software SE	31,001	4,158,219
Aurubis AG(c)	102,166	10,190,503
Auto1 Group SE(b)(d)	427,890	12,827,242
Bechtle AG(c)	265,949	11,543,207
Befesa SA(d)	110,814	3,322,854
Bilfinger SE	115,612	12,438,148
CANCOM SE	79,099	2,317,189
Carl Zeiss Meditec AG, Bearer(c)	115,626	6,375,833
Ceconomy AG(b)	484,911	2,450,123
Cewe Stiftung & Co. KGaA	17,231	1,973,303
CureVac NV(b)(c)	323,542	1,706,452
Dermapharm Holding SE	51,408	1,968,824
Deutsche Pfandbriefbank AG(d)	440,790	2,744,248
Deutz AG	426,664	3,741,606
Douglas AG, NVS	104,902	1,249,793
Duerr AG	167,512	4,305,506
Eckert & Ziegler SE	48,394	3,681,481
Elmos Semiconductor SE	23,080	2,303,600
Energiekontor AG	22,884	1,286,037
Evotec SE(b)(c)	464,305	3,709,539
Fielmann Group AG	81,792	5,182,529
flatexDEGIRO AG	266,418	8,052,018
Formycon AG(b)(c)	22,979	733,106
Fraport AG Frankfurt Airport Services Worldwide(b)	120,242	8,947,920
Freenet AG	385,489	12,502,502
Friedrich Vorwerk Group SE	22,769	2,212,989
Gerresheimer AG(c)	111,699	5,507,201
GFT Technologies SE(c)	56,880	1,178,350
Grand City Properties SA(b)	230,349	2,904,248
Grenke AG	82,375	1,677,656
Hamborner REIT AG	246,430	1,597,091
HelloFresh SE(b)	507,902	5,344,483
Hensoldt AG	206,038	22,596,037
Hornbach Holding AG & Co. KGaA	34,006	3,998,552
Hugo Boss AG(c)	149,567	6,965,794
Hypoport SE(b)(c)	13,453	2,870,785
IONOS Group SE(b)	159,719	7,574,914
Jenoptik AG	166,034	3,518,601
JOST Werke SE(d)	39,797	2,342,745
K+S AG, Registered	554,740	8,391,973
KION Group AG	233,972	14,383,392
Kloeckner & Co. SE	178,082	1,298,587
Kontron AG	134,953	4,353,598
Krones AG	46,281	6,853,091
Lanxess AG	265,436	7,289,385
MBB SE	5,921	1,185,283
Mutares SE & Co. KGaA(c)	46,033	1,585,875
Nagarro SE	21,763	1,376,356
Nordex SE(b)	419,858	10,305,787
Norma Group SE(c)	96,831	1,723,576
Northern Data AG(b)(c)	42,106	1,017,441
Patrizia SE	136,757	1,220,315
Pfeiffer Vacuum Technology AG	9,062	1,607,077
PNE AG(c)	86,635	1,493,868
ProSiebenSat.1 Media SE	415,451	3,786,871
Puma SE(c)	342,422	7,238,275
Redcare Pharmacy NV(b)(c)(d)	50,003	5,534,851
RENK Group AG	242,795	18,847,550
Security	Shares	Value
Germany (continued)
RTL Group SA(b)(c)	124,479	$4,906,593
SAF-Holland SE	143,506	2,588,725
Salzgitter AG(c)	78,731	2,041,345
Schaeffler AG(c)	613,727	3,548,310
Schott Pharma AG & Co. KGaA(c)	123,492	3,332,959
Secunet Security Networks AG	5,224	1,298,679
SGL Carbon SE(b)(c)	200,695	785,897
Siltronic AG(c)	43,132	1,864,864
Sixt SE	44,164	4,579,427
SMA Solar Technology AG(b)(c)	50,947	1,166,215
Stabilus SE	78,021	2,236,612
Stroeer SE & Co. KGaA	109,621	5,890,191
Suedzucker AG(c)	200,826	2,299,778
SUESS MicroTec SE	57,804	2,095,372
TAG Immobilien AG	570,855	9,178,233
Takkt AG	80,831	496,184
TeamViewer SE(b)(d)	467,937	4,785,564
thyssenkrupp AG(c)	1,612,000	18,659,147
Thyssenkrupp Nucera AG & Co. KGaa(b)(c)(d)	80,179	956,234
United Internet AG, Registered(e)	250,937	7,192,602
Verbio SE(c)	75,120	973,371
Vossloh AG	32,032	3,141,624
Wacker Chemie AG(c)	58,542	4,357,338
Wacker Neuson SE	100,876	2,638,896
Wuestenrot & Wuerttembergische AG	79,352	1,269,924
		413,851,362
Hong Kong — 1.6%
ASMPT Ltd.	1,013,600	8,574,766
Bank of East Asia Ltd. (The)	2,964,600	4,584,744
Brightoil Petroleum Holdings Ltd.(a)	12,938,512	16
Cafe de Coral Holdings Ltd.(c)	1,168,000	1,076,094
CITIC Telecom International Holdings Ltd.	5,533,000	1,793,841
Cowell e Holdings Inc.(b)(c)	843,000	2,836,191
Crystal International Group Ltd.(c)(d)	1,803,500	1,295,758
Dah Sing Banking Group Ltd.	1,314,000	1,536,144
Dah Sing Financial Holdings Ltd.	626,800	2,325,274
DFI Retail Group Holdings Ltd.	1,109,400	3,824,601
Envision Greenwise Holdings Ltd.(b)(c)	2,138,000	1,974,586
First Pacific Co. Ltd.	7,510,000	5,909,059
Fortune REIT	4,980,000	3,200,663
Guotai Junan International Holdings Ltd.(c)	9,838,000	8,018,776
Hang Lung Group Ltd.	2,599,000	4,695,450
Hang Lung Properties Ltd.	6,134,000	6,317,150
Health and Happiness H&H International Holdings Ltd.	748,500	1,091,147
HKBN Ltd.	2,902,500	1,843,763
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,620,000	635,618
Hysan Development Co. Ltd.	2,027,000	4,033,433
Johnson Electric Holdings Ltd.	1,226,250	3,614,205
JS Global Lifestyle Co. Ltd.(b)(d)	3,222,500	722,497
Kerry Logistics Network Ltd.	1,171,388	1,231,832
Kerry Properties Ltd.	1,874,500	5,005,108
Luk Fook Holdings International Ltd.	1,040,000	2,713,740
Man Wah Holdings Ltd.	5,153,600	2,907,179
Melco International Development Ltd.(b)(c)	2,902,500	2,007,009
Melco Resorts & Entertainment Ltd., ADR(b)	614,379	5,314,378
New World Development Co. Ltd.(b)(c)	4,389,000	3,594,086
NWS Holdings Ltd.	3,279,000	3,214,591
OSL Group Ltd.(b)(c)	1,230,631	2,578,088
Pacific Basin Shipping Ltd.(c)	15,476,000	4,471,878
PAX Global Technology Ltd.	2,382,000	2,066,423
Schedule of Investments
54

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
PCCW Ltd.	13,716,000	$9,826,791
Realord Group Holdings Ltd.(b)	1,440,000	1,548,229
SJM Holdings Ltd.(b)	9,206,000	3,641,455
SmarTone Telecommunications Holdings Ltd.	1,278,000	747,264
Stella International Holdings Ltd.(c)	1,879,000	3,734,064
SUNeVision Holdings Ltd.(c)	2,305,000	2,275,129
Theme International Holdings Ltd.(b)(c)	18,190,000	1,946,664
Time Interconnect Technology Ltd.(c)	1,891,000	2,250,562
United Laboratories International Holdings Ltd. (The)	3,226,000	6,047,305
Vitasoy International Holdings Ltd.	2,260,000	2,638,443
Viva Goods Co. Ltd.	11,904,000	801,080
Vobile Group Ltd.(b)(c)	5,608,000	2,482,107
VSTECS Holdings Ltd.(c)	2,144,000	2,481,279
VTech Holdings Ltd.	527,500	3,908,754
Wynn Macau Ltd.(c)	5,093,600	4,221,627
Xinyi Electric Storage Holdings Ltd.(b)	1	—
Xinyi Glass Holdings Ltd.(c)	5,566,000	5,737,374
Yue Yuen Industrial Holdings Ltd.	2,603,000	4,071,272
		163,367,487
Ireland — 0.3%
Cairn Homes PLC	2,048,044	5,095,155
Dalata Hotel Group PLC	607,889	4,425,950
Glanbia PLC	620,606	9,017,330
Glenveagh Properties PLC(b)(d)	1,862,406	3,972,261
Irish Residential Properties REIT PLC	1,817,511	2,024,363
Uniphar PLC	811,643	3,679,329
		28,214,388
Israel — 4.1%
Africa Israel Residences Ltd.	21,070	1,697,522
Airport City Ltd.(b)	189,741	3,383,073
Alony Hetz Properties & Investments Ltd.	513,954	5,357,513
Amot Investments Ltd.	771,027	5,257,104
Ashtrom Group Ltd.(c)	161,742	3,370,577
Aura Investments Ltd.(c)	511,254	3,413,706
Azorim-Investment Development & Construction Co. Ltd.(c)	245,747	1,589,833
Bet Shemesh Engines Holdings 1997 Ltd.(b)	23,808	4,525,580
Bezeq The Israeli Telecommunication Corp. Ltd.	6,736,896	12,531,979
Big Shopping Centers Ltd.(b)	51,536	9,815,940
Blue Square Real Estate Ltd.	19,192	2,194,082
Camtek Ltd./Israel(b)(c)	95,690	9,260,641
Cellcom Israel Ltd.(b)	352,260	3,183,966
Cellebrite DI Ltd.(b)	347,080	4,852,178
Clal Insurance Enterprises Holdings Ltd.	231,747	11,110,900
Danel Adir Yeoshua Ltd.	17,311	2,372,710
Danya Cebus Ltd.	27,096	988,500
Delek Automotive Systems Ltd.	171,133	1,338,031
Delek Group Ltd.	29,361	5,962,824
Delta Galil Ltd.	34,804	1,846,806
El Al Israel Airlines(b)(c)	926,704	3,741,082
Elco Ltd.	30,605	1,724,909
Electra Consumer Products 1970 Ltd.	41,997	1,666,513
Electra Ltd./Israel	6,969	4,222,347
Electra Real Estate Ltd.(b)(c)	99,606	1,340,894
Energix-Renewable Energies Ltd.(c)	898,052	3,498,205
Enlight Renewable Energy Ltd.(b)	382,669	9,396,151
Equital Ltd.(b)(c)	78,622	3,411,571
Fattal Holdings 1998 Ltd.(b)	23,524	4,234,013
FIBI Holdings Ltd.	58,420	4,250,545
First International Bank Of Israel Ltd. (The)	178,746	12,415,267
Security	Shares	Value
Israel (continued)
Fiverr International Ltd.(b)(c)	99,095	$2,188,018
Formula Systems 1985 Ltd.	33,364	4,016,251
Fox Wizel Ltd.	27,041	2,804,182
G City Ltd.	352,084	1,261,328
Gav-Yam Lands Corp. Ltd.	0	3
Global-e Online Ltd.(b)	356,840	11,829,246
Harel Insurance Investments & Financial Services Ltd.	365,583	11,020,776
Hilan Ltd.	51,985	4,246,995
Inmode Ltd.(b)	186,616	2,549,175
Isracard Ltd.	618,573	2,533,704
Israel Canada T.R Ltd.(c)	528,925	2,627,766
Israel Corp Ltd.	12,038	3,731,268
Isras Holdings Ltd.(b)	11,902	1,469,346
Isras Investment Co. Ltd.	4,227	1,146,945
Ituran Location and Control Ltd.	51,606	2,038,437
Kenon Holdings Ltd./Singapore	66,995	3,186,617
Kornit Digital Ltd.(b)	145,170	2,906,303
Kvutzat Acro Ltd.	93,848	1,364,761
M Yochananof & Sons Ltd.	16,275	1,501,155
Magic Software Enterprises Ltd.(c)	88,320	1,853,253
Matrix IT Ltd.	114,482	4,207,931
Mega Or Holdings Ltd.	77,849	3,652,479
Melisron Ltd.	84,744	9,757,236
Menora Mivtachim Holdings Ltd.	70,108	6,094,482
Migdal Insurance & Financial Holdings Ltd.(c)	1,693,009	5,166,817
Mivne Real Estate KD Ltd.	1,874,515	7,065,836
Nayax Ltd.(b)	47,106	2,077,088
Next Vision Stabilized Systems Ltd.	197,154	8,080,659
Nova Ltd.(b)	95,034	25,342,762
Oddity Tech Ltd., Class A(b)	128,630	9,013,104
Oil Refineries Ltd.	7,105,562	1,858,824
One Software Technologies Ltd.	145,175	3,750,803
OPC Energy Ltd.(b)(c)	411,611	6,183,105
OY Nofar Energy Ltd.(b)	65,384	1,957,595
Partner Communications Co. Ltd.	458,849	4,225,768
Paz Retail & Energy Ltd.	29,642	5,480,823
Phoenix Financial Ltd.	732,143	24,946,371
Prashkovsky Investments and Construction Ltd.(c)	28,470	1,091,672
Radware Ltd.(b)	112,879	2,889,702
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	29,849	2,784,122
Reit 1 Ltd.	637,996	4,183,140
Retailors Ltd.	61,066	1,270,451
Riskified Ltd., Class A(b)	287,871	1,468,142
Sapiens International Corp. NV	107,505	2,999,786
Sella Capital Real Estate Ltd.	736,126	2,270,404
Shapir Engineering and Industry Ltd.	522,169	4,317,953
Shikun & Binui Ltd.(b)(c)	1,060,108	5,046,199
Shufersal Ltd.	649,450	7,851,706
SimilarWeb Ltd.(b)	143,956	1,203,472
Strauss Group Ltd.	170,060	4,566,483
Summit Real Estate Holdings Ltd.	134,481	2,552,639
Tadiran Group Ltd.(c)	10,634	565,911
Tamar Petroleum Ltd.(d)	126,597	1,512,493
Tel Aviv Stock Exchange Ltd.	297,824	5,622,354
Tower Semiconductor Ltd.(b)	359,518	16,682,306
YH Dimri Construction & Development Ltd.	31,091	3,376,761
ZIM Integrated Shipping Services Ltd.	390,714	6,192,817
		415,540,687
Italy — 3.2%
A2A SpA	5,058,624	12,326,606
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
ACEA SpA	168,286	$3,734,651
Amplifon SpA	402,859	6,781,689
Ariston Holding NV	252,726	1,315,699
Arnoldo Mondadori Editore SpA	422,621	974,236
Ascopiave SpA	272,720	942,007
Azimut Holding SpA	376,350	12,793,073
Banca Generali SpA	190,106	10,617,851
Banca IFIS SpA	99,400	2,752,838
Banca Monte dei Paschi di Siena SpA	2,656,608	22,616,823
Banca Popolare di Sondrio SpA	293,941	4,024,972
Banco di Desio e della Brianza SpA	116,077	993,145
BFF Bank SpA(b)(d)	579,762	6,883,045
Bio On SpA(a)(b)(c)	19,879	—
Brembo NV	483,476	4,634,964
Brunello Cucinelli SpA	109,607	12,291,625
Buzzi SpA	283,071	14,781,846
Carel Industries SpA(d)	166,364	4,519,214
Cembre SpA	12,011	815,563
Cementir Holding NV	160,918	2,390,596
CIR SpA-Compagnie Industriali(b)	2,125,313	1,637,741
Credito Emiliano SpA	279,831	4,241,817
d'Amico International Shipping SA	158,209	651,992
Danieli & C Officine Meccaniche SpA	26,583	1,142,322
De' Longhi SpA	243,193	7,976,358
El.En. SpA	158,341	2,108,753
Enav SpA(d)	884,486	3,880,268
ERG SpA	171,445	3,714,258
Ferretti SpA(c)	418,828	1,263,594
Fila SpA	102,253	1,007,978
Fincantieri SpA(b)	319,286	6,178,939
GVS SpA(b)(c)(d)	244,988	1,373,622
Hera SpA	2,649,866	11,338,669
Industrie De Nora SpA	107,955	810,904
Intercos SpA, NVS	170,998	2,283,171
Interpump Group SpA	247,639	10,160,187
Iren SpA	1,923,812	5,509,158
Italgas SpA	1,975,659	16,392,765
Iveco Group NV	568,803	11,757,061
Juventus Football Club SpA, NVS(b)(c)	363,370	1,148,647
Lottomatica Group SpA	811,947	21,904,670
LU-VE SpA, NVS	32,607	1,206,081
Maire SpA	479,631	6,662,309
MARR SpA(c)	108,021	1,265,344
MFE-MediaForEurope NV, Class A	517,983	1,641,592
MFE-MediaForEurope NV, Class B	222,501	999,894
NewPrinces SpA, NVS(b)	64,008	1,668,079
OVS SpA(d)	512,096	2,119,907
Pharmanutra SpA	12,186	638,071
Piaggio & C SpA	635,609	1,372,095
Pirelli & C SpA(d)	1,360,187	9,169,522
RAI Way SpA(d)	303,564	2,026,562
Reply SpA	72,518	11,358,770
Saipem SpA(c)	4,212,202	11,259,339
Salvatore Ferragamo SpA(b)(c)	175,830	994,371
Sanlorenzo SpA/Ameglia	52,639	1,774,095
Sesa SpA(c)	25,594	1,927,277
SOL SpA	130,739	6,982,526
Tamburi Investment Partners SpA	326,997	2,879,555
Technogym SpA(d)	366,638	5,656,949
Technoprobe SpA(b)(c)	525,839	4,314,384
Webuild SpA	1,628,134	7,327,665
Wiit SpA	35,771	636,742
Security	Shares	Value
Italy (continued)
Zignago Vetro SpA(c)	104,354	$933,301
		327,487,747
Japan — 35.2%
77 Bank Ltd. (The)	197,400	6,818,530
ABC-Mart Inc.	321,400	6,014,476
Acom Co. Ltd.	1,288,100	3,725,090
Activia Properties Inc.	6,588	5,628,445
Adastria Co. Ltd.	89,180	1,771,060
ADEKA Corp.	251,400	4,961,452
Advance Residence Investment Corp.	9,280	9,570,995
AEON Financial Service Co. Ltd.	359,100	3,229,215
Aeon Hokkaido Corp.	118,400	703,649
AEON REIT Investment Corp.	5,485	4,676,319
Ai Holdings Corp.	124,200	1,987,930
Aica Kogyo Co. Ltd.	174,000	4,284,366
Aichi Corp.	80,100	683,317
Aichi Financial Group Inc., NVS	109,100	1,954,483
Aichi Steel Corp.	98,400	1,497,640
Aiful Corp.	1,032,400	3,050,561
Ain Holdings Inc.	86,400	3,325,517
Air Water Inc.	597,400	8,825,210
Aisan Industry Co. Ltd.	103,300	1,142,019
Alfresa Holdings Corp.	529,600	7,687,670
Alpen Co. Ltd.	45,800	731,352
Alps Alpine Co. Ltd.	527,200	5,585,311
ALSOK Co Ltd.	1,154,900	8,044,569
Amada Co. Ltd.	1,009,600	11,384,174
Amano Corp.	173,700	4,846,877
Anritsu Corp.	421,800	4,546,456
Anycolor Inc.	98,500	3,069,540
AOKI Holdings Inc.	115,200	1,309,416
Aoyama Trading Co. Ltd.	133,300	2,022,085
Aozora Bank Ltd.	345,400	5,067,495
Appier Group Inc.(c)	194,600	1,973,282
Arata Corp.	93,700	1,997,990
Arclands Corp.	156,962	1,812,323
Arcs Co. Ltd.	112,300	2,259,659
ARE Holdings Inc.	247,600	2,918,578
Argo Graphics Inc.	51,900	1,814,684
Ariake Japan Co. Ltd.	58,000	2,569,127
Artience Co. Ltd.	113,000	2,392,897
As One Corp.	184,000	2,891,514
Asahi Intecc Co. Ltd.	707,900	11,016,396
Asahi Yukizai Corp.	43,500	1,245,442
ASKUL Corp.	127,700	1,275,444
Atom Corp.(b)(c)	392,200	1,753,711
Autobacs Seven Co. Ltd.	213,000	2,078,048
Awa Bank Ltd. (The)	104,500	2,215,256
Axial Retailing Inc.	182,200	1,378,789
Azbil Corp.	1,454,100	13,587,695
AZ-COM MARUWA Holdings Inc.	188,400	1,453,327
Bank of Nagoya Ltd. (The)	34,500	2,007,840
BayCurrent Inc.	428,800	24,621,716
Belc Co. Ltd.	33,600	1,607,445
Bell System24 Holdings Inc.	104,000	934,727
Belluna Co. Ltd.	160,100	1,016,078
Bic Camera Inc.	305,800	3,192,955
BIPROGY Inc.	228,200	9,202,191
BML Inc.	73,700	1,711,563
Brother Industries Ltd.	749,900	12,760,179
Bunka Shutter Co. Ltd.	165,100	2,794,482
C Uyemura & Co. Ltd.	32,100	2,055,961
Schedule of Investments
56

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Calbee Inc.	262,800	$4,823,080
Canon Electronics Inc.	60,800	1,027,265
Canon Marketing Japan Inc.	161,600	5,838,328
Casio Computer Co. Ltd.	611,800	4,846,897
Central Automotive Products Ltd.	98,600	1,258,989
Central Glass Co. Ltd.	69,500	1,501,244
Change Holdings Inc.	120,500	921,809
Chiyoda Corp.(b)	494,500	1,174,886
Chudenko Corp.	85,000	2,062,881
Chugin Financial Group Inc., NVS	481,300	6,248,603
Chugoku Electric Power Co. Inc. (The)	999,400	5,441,531
Chugoku Marine Paints Ltd.	124,600	2,559,328
Citizen Watch Co. Ltd.	642,600	3,857,147
CKD Corp.	177,500	3,168,950
Coca-Cola Bottlers Japan Holdings Inc.	422,200	6,455,584
Colowide Co. Ltd.	293,700	3,791,714
Comforia Residential REIT Inc.	2,132	4,187,775
COMSYS Holdings Corp.	367,500	8,424,882
Cosmo Energy Holdings Co. Ltd.	173,200	7,687,062
Cosmos Pharmaceutical Corp.	129,600	8,050,938
Cover Corp.(b)(c)	133,900	1,891,979
CRE Logistics REIT Inc.	1,840	1,821,879
Create Restaurants Holdings Inc.	377,000	3,835,771
Create SD Holdings Co. Ltd.	85,600	1,951,966
Credit Saison Co. Ltd.	422,100	11,136,485
CyberAgent Inc.	1,398,900	14,010,457
Cybozu Inc.	77,900	2,054,319
Daicel Corp.	703,700	6,053,278
Dai-Dan Co. Ltd.	87,600	2,663,969
Daido Steel Co. Ltd.	428,700	3,301,175
Daiei Kankyo Co. Ltd.	131,100	2,701,368
Daihen Corp.	56,000	2,644,213
Daiichikosho Co. Ltd.	235,900	2,532,653
Daikokutenbussan Co. Ltd.(c)	22,600	1,073,483
Daio Paper Corp.	272,900	1,520,340
Daiseki Co. Ltd.	134,860	3,139,660
Daishi Hokuetsu Financial Group Inc.	222,300	5,440,570
Daiwa House REIT Investment Corp.	7,487	12,520,682
Daiwa Industries Ltd.	89,700	997,084
Daiwa Office Investment Corp.	1,700	3,949,572
Daiwa Securities Living Investments Corp.	6,127	4,151,277
Daiwabo Holdings Co. Ltd.	267,000	4,910,025
DCM Holdings Co. Ltd.	302,200	2,873,060
DeNA Co. Ltd.	242,300	3,776,109
Denka Co. Ltd.	260,100	3,667,494
Dentsu Soken Inc.	83,200	3,654,401
Dexerials Corp.	539,900	7,805,680
DIC Corp.	247,300	4,881,350
Digital Arts Inc.	35,000	1,850,289
Digital Garage Inc.	85,800	2,257,616
Dip Corp.	108,900	1,762,712
DMG Mori Co. Ltd.	441,000	10,190,285
Doshisha Co. Ltd.	68,000	1,134,297
Doutor Nichires Holdings Co. Ltd.	92,500	1,536,450
Dowa Holdings Co. Ltd.	168,100	5,489,677
DTS Corp.	106,100	3,520,179
Duskin Co. Ltd.	123,600	3,263,171
DyDo Group Holdings Inc.(c)	55,700	983,673
Eagle Industry Co. Ltd.	60,000	959,469
Earth Corp.	47,200	1,525,159
Ebara Corp.	1,495,800	27,314,546
EDION Corp.	257,300	3,421,280
Security	Shares	Value
Japan (continued)
eGuarantee Inc.	113,600	$1,124,624
Eiken Chemical Co. Ltd.	102,100	1,604,726
Eizo Corp.	98,000	1,394,357
Elecom Co. Ltd.	143,400	1,854,744
Electric Power Development Co. Ltd.	475,300	8,225,359
en Japan Inc.	96,300	1,118,034
ES-Con Japan Ltd.	136,400	877,883
Exedy Corp.	69,900	2,194,306
EXEO Group Inc.	613,800	8,062,316
Ezaki Glico Co. Ltd.	156,000	4,817,007
FCC Co. Ltd.	107,600	2,159,753
Ferrotec Corp.	136,200	3,266,678
Financial Products Group Co. Ltd.	188,100	3,020,073
Food & Life Companies Ltd.	358,800	18,071,467
FP Corp.	152,800	2,723,974
Freee KK(b)(c)	144,500	3,883,933
Frontier Real Estate Investment Corp.	8,200	4,677,191
Fuji Co. Ltd./Ehime	96,200	1,294,368
Fuji Corp./Aichi	254,100	4,768,438
Fuji Kyuko Co. Ltd.	73,800	1,037,910
Fuji Media Holdings Inc.	152,300	3,590,247
Fuji Oil Co. Ltd.	143,300	2,696,496
Fuji Seal International Inc.	127,400	2,340,555
Fujimi Inc.	170,700	2,545,420
Fujita Kanko Inc.(c)	24,700	1,718,664
Fujitec Co. Ltd.	205,100	7,591,896
Fukuda Denshi Co. Ltd.	49,200	2,289,892
Fukuoka Financial Group Inc.	565,200	15,411,327
Fukuoka REIT Corp.	2,205	2,639,740
Fukuyama Transporting Co. Ltd.	62,000	1,476,154
Funai Soken Holdings Inc.	111,660	1,757,550
Furukawa Electric Co. Ltd.	219,000	13,227,972
Furuya Metal Co. Ltd.	52,600	895,848
Fuso Chemical Co. Ltd.	66,300	1,878,581
Future Corp.	141,900	2,217,814
Fuyo General Lease Co. Ltd.	161,500	4,362,530
Galilei Co. Ltd.	81,100	1,778,975
GENDA Inc.(b)	307,300	1,892,948
Genky DrugStores Co. Ltd.	50,800	1,499,896
Global One Real Estate Investment Corp.	3,142	2,970,754
Glory Ltd.	131,200	3,373,667
GLP J-REIT	14,708	12,888,700
GMO Financial Holdings Inc.	139,200	770,448
GMO internet group Inc.	207,900	5,325,848
GMO Payment Gateway Inc.	137,700	7,674,407
GNI Group Ltd.(b)(c)	155,997	2,840,741
Goldcrest Co. Ltd.	49,800	1,089,733
Goldwin Inc.	62,400	3,213,021
Gree Inc.	238,700	780,403
GS Yuasa Corp.	259,600	4,658,853
GungHo Online Entertainment Inc.	131,930	2,525,643
Gunma Bank Ltd. (The)	983,300	9,207,552
Gunze Ltd.	95,200	2,412,128
H.U. Group Holdings Inc.	176,700	3,796,787
H2O Retailing Corp.	305,400	4,035,567
Hachijuni Bank Ltd. (The)	1,119,500	10,071,750
Hakuhodo DY Holdings Inc.	693,500	5,457,453
Hakuto Co. Ltd.	37,000	931,601
Halows Co. Ltd.	28,500	935,737
Hamakyorex Co. Ltd.	190,200	1,840,413
Hamamatsu Photonics KK	964,000	11,765,710
Hankyu Hanshin REIT Inc.	2,062	2,182,317
57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Hanwa Co. Ltd.	114,600	$4,616,596
Happinet Corp.	46,500	1,747,377
Harmonic Drive Systems Inc.(c)	202,500	3,839,235
Haseko Corp.	780,300	11,608,392
Hazama Ando Corp.	466,500	4,946,897
Heiwa Corp.	178,200	2,468,879
Heiwa Real Estate Co. Ltd.	129,800	1,900,406
Heiwa Real Estate REIT Inc.	3,418	3,204,632
Heiwado Co. Ltd.	84,500	1,630,417
Hiday Hidaka Corp.	86,800	1,952,244
Hino Motors Ltd.(b)	951,100	2,311,560
Hioki EE Corp	29,900	1,104,312
Hirogin Holdings Inc.	800,900	6,986,091
Hirose Electric Co. Ltd.	92,300	11,589,659
HIS Co. Ltd.	169,500	1,595,984
Hisamitsu Pharmaceutical Co. Inc.	166,800	4,490,263
Hitachi Construction Machinery Co. Ltd.	313,100	9,068,004
Hogy Medical Co. Ltd.	63,800	2,014,528
Hokkaido Electric Power Co. Inc.	562,000	3,366,618
Hokkoku Financial Holdings Inc.	66,400	2,456,810
Hokuetsu Corp.(c)	336,000	2,261,047
Hokuhoku Financial Group Inc.	339,400	7,168,953
Hokuriku Electric Power Co.	547,900	2,841,386
Horiba Ltd.	109,700	8,067,691
Hoshino Resorts REIT Inc.	1,918	3,327,690
Hosiden Corp.	131,200	2,039,629
House Foods Group Inc.	193,100	3,570,907
Hulic REIT Inc.	4,118	4,490,035
Hyakugo Bank Ltd. (The)	644,000	3,185,289
Ibiden Co. Ltd.	388,800	16,442,783
Ichibanya Co. Ltd.	221,600	1,431,299
Ichigo Inc.	693,800	1,836,799
Ichigo Office REIT Investment Corp.	3,269	2,070,437
Idec Corp./Japan	92,500	1,394,403
IDOM Inc.	179,400	1,158,804
Iida Group Holdings Co. Ltd.	499,500	7,005,904
Iino Kaiun Kaisha Ltd.	233,100	1,598,171
Imperial Hotel Ltd.	137,400	896,235
Inaba Denki Sangyo Co. Ltd.	165,800	4,348,018
Inabata & Co. Ltd.	141,500	3,070,059
Industrial & Infrastructure Fund Investment Corp.	7,756	6,346,150
Infomart Corp.	640,000	1,756,178
Infroneer Holdings Inc.	621,028	5,248,347
Insource Co. Ltd.	164,900	995,298
Integral Corp.(c)	35,600	812,554
Internet Initiative Japan Inc.	354,800	6,534,179
Invincible Investment Corp.	24,722	10,995,581
Ise Chemicals Corp.(c)	6,300	1,139,683
Isetan Mitsukoshi Holdings Ltd.	1,047,400	14,802,355
Ito En Ltd.	169,700	3,685,671
Itochu Enex Co. Ltd.	161,500	2,168,285
Itochu-Shokuhin Co. Ltd.	18,700	1,255,700
Itoham Yonekyu Holdings Inc.	84,240	2,841,672
Itoki Corp.	128,600	1,968,157
Iwatani Corp.	604,000	6,353,104
Iyogin Holdings Inc., NVS	756,900	8,795,501
Izumi Co. Ltd.	116,600	2,454,617
J Front Retailing Co. Ltd.	786,000	10,595,091
JAC Recruitment Co. Ltd.	221,200	1,548,097
Jaccs Co. Ltd.	69,900	1,895,199
JAFCO Group Co. Ltd.	163,400	2,685,075
Japan Airport Terminal Co. Ltd.	210,600	6,395,843
Security	Shares	Value
Japan (continued)
Japan Aviation Electronics Industry Ltd.	145,800	$2,336,769
Japan Elevator Service Holdings Co. Ltd.	231,900	6,190,689
Japan Excellent Inc.	3,856	3,567,404
Japan Hotel REIT Investment Corp.	16,384	9,004,215
Japan Lifeline Co. Ltd.	176,700	1,688,314
Japan Logistics Fund Inc.	8,007	4,970,177
Japan Material Co. Ltd.	218,700	1,993,293
Japan Metropolitan Fund Invest	23,858	17,352,471
Japan Petroleum Exploration Co. Ltd.	490,900	3,565,243
Japan Prime Realty Investment Corp.	10,890	7,154,055
Japan Pulp & Paper Co. Ltd.	312,800	1,356,652
Japan Real Estate Investment Corp.	21,227	17,217,325
Japan Securities Finance Co. Ltd.	261,800	3,168,386
Japan Steel Works Ltd. (The)	205,700	12,687,075
Japan Wool Textile Co. Ltd. (The)	144,200	1,331,816
JCU Corp.	66,800	1,571,222
Jeol Ltd.	141,300	4,042,490
JGC Holdings Corp.	711,800	6,363,811
JINS Holdings Inc.	38,600	2,046,631
JMDC Inc.	86,900	2,245,471
Joyful Honda Co. Ltd.	156,900	2,165,464
JTEKT Corp.	608,000	5,254,252
Juroku Financial Group Inc.	97,600	3,366,001
Justsystems Corp.	93,900	2,364,692
JVCKenwood Corp.	482,100	3,812,407
K&O Energy Group Inc.	40,100	767,019
Kadokawa Corp.	265,734	6,454,011
Kaga Electronics Co. Ltd.	124,800	2,395,461
Kagome Co. Ltd.	276,200	5,277,911
Kakaku.com Inc.	415,400	7,060,338
Kaken Pharmaceutical Co. Ltd.	89,600	2,334,891
Kameda Seika Co. Ltd.	44,300	1,184,758
Kamigumi Co. Ltd.	258,500	7,264,743
Kanadevia Corp.	514,700	3,473,779
Kanamoto Co. Ltd.	93,600	2,099,266
Kandenko Co. Ltd.	332,200	7,869,488
Kaneka Corp.	138,000	3,906,323
Kanematsu Corp.	258,700	4,860,492
Kansai Paint Co. Ltd.	459,300	6,503,640
Kasumigaseki Capital Co. Ltd.(c)	24,600	3,121,530
Katitas Co. Ltd.	167,000	2,800,291
Kato Sangyo Co. Ltd.	66,900	2,539,341
Kawasaki Heavy Industries Ltd.	490,300	35,808,096
KDX Realty Investment Corp.	13,801	14,831,420
KeePer Technical Laboratory Co. Ltd.(c)	41,500	896,174
Keihan Holdings Co. Ltd.	294,800	6,047,019
Keihanshin Building Co. Ltd.	96,900	1,000,227
Keikyu Corp.	671,300	6,899,502
Keio Corp.	311,600	7,275,339
Keisei Electric Railway Co. Ltd.	1,260,900	10,578,118
Keiyo Bank Ltd. (The)	292,200	2,195,586
Kewpie Corp.	320,600	8,761,331
KH Neochem Co. Ltd.	104,000	1,968,384
Kinden Corp.	389,700	12,270,365
Kintetsu Group Holdings Co. Ltd.	587,000	11,264,814
Kissei Pharmaceutical Co. Ltd.	92,400	2,722,254
Kitz Corp.	190,200	1,595,350
Kiyo Bank Ltd. (The)	186,300	3,389,198
Kobayashi Pharmaceutical Co. Ltd.	151,600	5,331,394
Kobe Steel Ltd.	1,153,300	12,671,420
Koei Tecmo Holdings Co. Ltd.	274,400	3,592,994
Kohnan Shoji Co. Ltd.	58,700	1,515,759
Schedule of Investments
58

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Koito Manufacturing Co. Ltd.	593,000	$7,582,592
Kokusai Electric Corp., NVS	579,800	12,796,945
Kokuyo Co. Ltd.	1,045,600	6,160,423
KOMEDA Holdings Co. Ltd.	141,900	2,830,117
Komeri Co. Ltd.	84,100	1,732,487
Konica Minolta Inc.(b)	1,466,100	4,766,427
Konishi Co. Ltd.	174,400	1,403,890
Konoike Transport Co. Ltd.	92,500	1,979,586
Kose Corp.	109,900	4,217,607
Koshidaka Holdings Co. Ltd.	160,200	1,447,409
Kotobuki Spirits Co. Ltd.	329,000	4,390,059
Krosaki Harima Corp.	61,800	1,415,344
K's Holdings Corp.	400,340	4,004,720
Kumagai Gumi Co. Ltd.	103,600	3,081,997
Kumiai Chemical Industry Co. Ltd.	237,300	1,279,022
Kura Sushi Inc.	67,500	1,854,048
Kuraray Co. Ltd.	943,300	11,662,461
Kureha Corp.	98,000	2,234,913
Kurita Water Industries Ltd.	341,600	13,167,744
Kusuri no Aoki Holdings Co. Ltd.	134,300	3,574,797
KYB Corp.	114,400	2,458,946
Kyoei Steel Ltd.	66,700	958,471
Kyokuto Kaihatsu Kogyo Co. Ltd.	96,700	1,675,570
Kyorin Pharmaceutical Co. Ltd.	129,400	1,300,308
Kyoritsu Maintenance Co. Ltd.	202,400	4,873,022
Kyoto Financial Group Inc.	731,400	13,231,567
Kyudenko Corp.	140,200	5,990,075
Kyushu Electric Power Co. Inc.	1,384,100	12,270,178
Kyushu Financial Group Inc.	1,055,600	5,390,779
Kyushu Railway Co.	460,500	11,136,143
LaSalle Logiport REIT	5,815	5,534,652
Leopalace21 Corp.	520,400	2,452,190
Life Corp.	115,100	1,839,571
Lifedrink Co. Inc.	111,800	1,669,858
Lifenet Insurance Co.(b)(c)	193,800	2,935,513
Lintec Corp.	126,800	2,542,433
Lion Corp.	826,700	8,054,340
Lixil Corp.	933,500	10,814,708
M&A Capital Partners Co. Ltd.	51,500	1,003,689
M&A Research Institute Holdings Inc., NVS(b)(c)	93,200	837,900
Mabuchi Motor Co. Ltd.	293,500	4,243,533
Macnica Holdings Inc.	437,250	5,710,633
Maeda Kosen Co. Ltd.	133,100	1,678,941
Makino Milling Machine Co. Ltd.	68,600	5,246,416
Mani Inc.	240,900	2,028,624
Maruha Nichiro Corp.	132,900	2,760,175
Marui Group Co. Ltd.	543,700	11,072,984
Maruichi Steel Tube Ltd.	188,500	4,557,060
Maruwa Co. Ltd./Aichi	28,200	8,499,976
Maruzen Showa Unyu Co. Ltd.	33,600	1,601,457
Matsuda Sangyo Co. Ltd.	45,400	1,081,172
Matsui Securities Co. Ltd.	334,100	1,633,036
Matsuyafoods Holdings Co. Ltd.	27,600	1,148,824
Max Co. Ltd.	81,000	2,713,694
Maxell Ltd.	127,100	1,689,080
Maxvalu Tokai Co. Ltd.	33,600	705,871
Mazda Motor Corp.	1,942,900	11,650,599
McDonald's Holdings Co. Japan Ltd.(c)	279,900	11,177,317
MCJ Co. Ltd.	213,800	1,987,649
Mebuki Financial Group Inc.	2,883,400	15,633,967
Medipal Holdings Corp.	601,200	9,954,416
Medley Inc.(b)	75,700	1,548,634
Security	Shares	Value
Japan (continued)
Megachips Corp.	40,400	$1,458,344
Megmilk Snow Brand Co. Ltd.	149,000	2,815,835
Meidensha Corp.	112,000	4,218,090
Meiko Electronics Co. Ltd.	66,100	3,239,134
MEITEC Group Holdings Inc.	228,600	4,781,764
Menicon Co. Ltd.	219,800	1,700,112
Mercari Inc.(b)	370,200	5,648,096
Metaplanet Inc.(b)(c)	975,800	7,218,491
METAWATER Co. Ltd.	78,500	1,427,029
Micronics Japan Co. Ltd.	92,200	3,359,127
Milbon Co. Ltd.	91,100	1,536,321
Mirai Corp.	6,058	1,842,398
Mirai Industry Co. Ltd.	30,100	756,618
Mirait One Corp.	262,600	4,698,657
MISUMI Group Inc.	925,200	13,322,908
Mitani Sekisan Co. Ltd.	29,900	1,710,429
Mitsubishi Estate Logistics REIT Investment Corp.	4,536	3,614,664
Mitsubishi Gas Chemical Co. Inc.	478,800	8,271,336
Mitsubishi Logisnext Co. Ltd.	102,500	1,318,572
Mitsubishi Logistics Corp.	799,100	6,831,019
Mitsubishi Materials Corp.	400,500	6,117,093
Mitsubishi Motors Corp.	2,119,900	5,570,414
Mitsubishi Pencil Co. Ltd.	99,600	1,365,491
Mitsubishi Research Institute Inc.	29,900	936,175
Mitsubishi Shokuhin Co. Ltd.	63,300	2,647,652
Mitsuboshi Belting Ltd.	74,300	1,769,848
Mitsui Chemicals Inc.	580,500	12,958,602
Mitsui DM Sugar Co. Ltd.	48,800	999,898
Mitsui E&S Co. Ltd.	301,600	6,283,662
Mitsui Fudosan Logistics Park Inc.	10,329	6,924,436
Mitsui High-Tec Inc.	321,900	1,617,297
Mitsui Mining & Smelting Co. Ltd.	176,700	7,473,643
Mitsui-Soko Holdings Co. Ltd.	179,700	4,669,352
Mitsuuroko Group Holdings Co. Ltd.	85,500	1,209,359
Miura Co. Ltd.	283,900	5,660,779
Mixi Inc.	108,500	2,482,994
Mizuho Leasing Co. Ltd.	453,200	3,481,057
Mizuno Corp.	166,300	3,029,342
Mochida Pharmaceutical Co. Ltd.	68,100	1,390,876
Modec Inc.	155,900	6,642,224
Monex Group Inc.	580,370	3,015,189
Money Forward Inc.(b)	143,200	5,663,182
Monogatari Corp. (The)	101,700	2,639,604
Mori Hills REIT Investment Corp.	4,619	4,174,360
Mori Trust REIT Inc.	8,519	4,145,256
Morinaga & Co. Ltd./Japan	224,800	3,588,465
Morinaga Milk Industry Co. Ltd.	215,300	4,682,162
Morita Holdings Corp.	102,100	1,551,293
MOS Food Services Inc.	82,000	2,077,648
Musashi Seimitsu Industry Co. Ltd.	149,600	3,220,791
Musashino Bank Ltd. (The)	80,000	1,972,687
Nabtesco Corp.	353,300	6,499,470
Nachi-Fujikoshi Corp.	41,300	883,388
Nagase & Co. Ltd.	265,000	5,222,532
Nagawa Co. Ltd.(c)	26,000	1,112,694
Nagoya Railroad Co. Ltd.	616,700	6,725,321
Nakanishi Inc.	216,500	2,786,861
Namura Shipbuilding Co. Ltd.	147,600	3,013,596
Nankai Electric Railway Co. Ltd.	326,400	5,242,873
Nanto Bank Ltd. (The)	79,500	2,384,320
Nextage Co. Ltd.	147,800	1,834,608
NGK Insulators Ltd.	717,500	9,083,718
59
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
NH Foods Ltd.	272,600	$9,158,368
NHK Spring Co. Ltd.	599,700	6,752,412
Nichias Corp.	174,200	6,664,965
Nichicon Corp.	141,300	1,210,177
Nichiden Corp.	40,500	765,116
Nichiha Corp.	76,500	1,593,208
Nichirei Corp.	664,500	7,997,295
Nifco Inc./Japan	241,700	5,897,481
Nihon Kohden Corp.	526,900	5,795,134
Nihon M&A Center Holdings Inc.	926,700	4,632,775
Nihon Parkerizing Co. Ltd.	281,400	2,566,961
Nikkon Holdings Co. Ltd.	305,600	6,883,244
Nikon Corp.	809,100	7,857,732
Nippn Corp., New	150,900	2,176,006
Nippon Accommodations Fund Inc.	7,286	5,708,222
Nippon Densetsu Kogyo Co. Ltd.	113,400	2,153,162
Nippon Electric Glass Co. Ltd.	216,700	5,800,265
Nippon Express Holdings Inc.	740,400	16,264,321
Nippon Gas Co. Ltd.	330,000	6,003,206
Nippon Kanzai Holdings Co. Ltd.	53,200	977,825
Nippon Kayaku Co. Ltd.	423,400	3,953,688
Nippon Light Metal Holdings Co. Ltd.	177,190	2,056,102
Nippon Paper Industries Co. Ltd.	323,500	2,380,076
Nippon Prologis REIT Inc.	22,014	11,880,121
Nippon REIT Investment Corp.	5,479	3,429,884
Nippon Shinyaku Co. Ltd.	170,600	3,673,196
Nippon Shokubai Co. Ltd.	327,600	3,724,474
Nippon Soda Co. Ltd.	137,100	3,108,229
Nippon Television Holdings Inc.	174,000	3,763,269
Nipro Corp.	470,800	4,334,999
Nishimatsu Construction Co. Ltd.	96,200	3,199,105
Nishimatsuya Chain Co. Ltd.	125,000	1,841,488
Nishi-Nippon Financial Holdings Inc.	380,600	6,011,831
Nishi-Nippon Railroad Co. Ltd.	187,200	2,662,928
Nishio Holdings Co. Ltd.	59,100	1,649,552
Nissan Chemical Corp.	397,000	12,941,704
Nissan Shatai Co. Ltd.	231,600	1,597,912
Nissha Co. Ltd.	119,500	1,061,093
Nisshin Oillio Group Ltd. (The)	86,400	2,937,724
Nisshin Seifun Group Inc.	664,800	7,706,240
Nisshinbo Holdings Inc.	454,600	2,888,542
Nissui Corp.	912,300	5,326,250
Niterra Co. Ltd.	485,300	16,730,081
Nitta Corp.	54,400	1,486,604
Nittetsu Mining Co. Ltd.	35,500	1,743,839
Nitto Boseki Co. Ltd.	74,500	3,259,350
Nitto Kogyo Corp.	79,900	1,765,519
Noevir Holdings Co. Ltd.	52,100	1,588,447
NOF Corp.	652,900	12,995,917
Nohmi Bosai Ltd.	80,200	2,082,350
Nojima Corp.	198,600	4,540,013
NOK Corp.	247,800	3,759,902
Nomura Co. Ltd.	256,100	1,558,122
Nomura Micro Science Co. Ltd.	87,600	1,580,020
Nomura Real Estate Holdings Inc.	1,794,900	9,946,642
Nomura Real Estate Master Fund Inc.	12,779	13,458,662
Noritake Co. Ltd.	64,700	1,840,858
Noritsu Koki Co. Ltd.	178,800	1,869,476
Noritz Corp.	101,000	1,281,514
North Pacific Bank Ltd.	843,400	3,629,003
NS Solutions Corp.	208,400	4,887,895
NS United Kaiun Kaisha Ltd.	31,300	868,638
Security	Shares	Value
Japan (continued)
NSD Co. Ltd.	206,880	$4,948,176
NSK Ltd.	1,222,500	5,850,327
NTN Corp.	1,441,300	2,459,069
NTT UD REIT Investment Corp.	4,537	3,908,426
Nxera Pharma Co. Ltd.(b)	243,700	1,468,328
Obara Group Inc.	30,300	775,619
OBIC Business Consultants Co. Ltd.	98,200	5,663,679
Odakyu Electric Railway Co. Ltd.	1,009,900	10,883,523
Ogaki Kyoritsu Bank Ltd. (The)	111,600	2,101,850
Ohsho Food Service Corp.	115,200	2,850,156
Oiles Corp.	66,900	951,127
Oji Holdings Corp.	2,551,100	12,433,697
Okamoto Industries Inc.	30,900	1,046,458
Okamura Corp.	174,600	2,752,120
Okasan Securities Group Inc.	450,200	1,947,683
Oki Electric Industry Co. Ltd.	271,800	2,828,219
Okinawa Cellular Telephone Co.	67,500	2,291,769
OKUMA Corp.	143,000	3,890,496
Okumura Corp.	98,600	2,912,466
Onward Holdings Co. Ltd.	363,900	1,480,835
Open House Group Co. Ltd.	235,000	10,391,798
Open Up Group Inc.	183,231	2,245,341
Optorun Co. Ltd.	95,900	1,033,679
Organo Corp.	83,000	5,114,084
Orient Corp.	184,660	1,221,543
Orix JREIT Inc.	8,478	11,082,705
Osaka Soda Co. Ltd.	243,700	2,967,744
Osaka Steel Co. Ltd.	37,700	638,120
OSG Corp.	225,000	2,911,349
Pacific Industrial Co. Ltd.	131,000	1,787,171
PAL GROUP Holdings Co. Ltd.	137,000	4,482,625
PALTAC Corp.	92,500	2,647,072
Paramount Bed Holdings Co. Ltd.	128,800	2,113,300
Park24 Co. Ltd.	415,500	5,247,099
Pasona Group Inc.	77,300	1,058,775
Penta-Ocean Construction Co. Ltd.	876,700	5,673,464
PeptiDream Inc.(b)	318,300	3,527,226
Persol Holdings Co. Ltd.	5,520,700	10,552,531
PHC Holdings Corp.	101,800	623,877
Pigeon Corp.	374,900	4,144,445
PILLAR Corp.	58,300	1,493,221
Pilot Corp.	93,100	2,710,528
Piolax Inc.	61,900	717,482
PKSHA Technology Inc.(b)(c)	55,400	1,289,687
Plus Alpha Consulting Co. Ltd.	84,200	1,266,488
Pola Orbis Holdings Inc.	300,200	2,533,935
Prestige International Inc.	298,500	1,298,672
Prima Meat Packers Ltd.	84,200	1,329,318
Raito Kogyo Co. Ltd.	115,700	2,390,602
Raiznext Corp.	89,800	1,112,380
Rakus Co. Ltd.	295,000	4,524,582
Rakuten Bank Ltd., NVS(b)	312,300	14,547,481
Relo Group Inc.	299,600	3,440,368
Rengo Co. Ltd.	620,300	3,597,721
Resonac Holdings Corp.	570,400	13,717,056
Resorttrust Inc.	560,200	6,939,460
Restar Corp.	77,500	1,391,789
Ricoh Leasing Co. Ltd.	45,600	1,659,318
Rigaku Holdings Corp.	365,400	1,864,860
Riken Keiki Co. Ltd.	100,600	2,117,986
Riken Vitamin Co. Ltd.	60,800	1,160,245
Rinnai Corp.	327,500	8,083,336
Schedule of Investments
60

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Riso Kagaku Corp.	128,400	$990,597
Rohm Co. Ltd.	1,103,700	13,888,814
Rohto Pharmaceutical Co. Ltd.	615,500	8,785,698
Roland Corp.	46,900	980,286
Rorze Corp.	315,500	4,242,386
Round One Corp.	562,100	5,772,285
Royal Holdings Co. Ltd.(c)	113,800	2,008,921
RS Technologies Co. Ltd.	45,500	936,396
Ryohin Keikaku Co. Ltd.	820,200	38,399,935
Ryoyo Ryosan Holdings Inc.	88,492	1,625,442
S Foods Inc.	50,900	896,152
Saizeriya Co. Ltd.	110,100	3,862,528
Sakai Moving Service Co. Ltd.	76,500	1,353,936
Sakata INX Corp.	133,300	1,896,089
Sakata Seed Corp.	88,800	1,996,698
Sakura Internet Inc.(c)	76,100	1,485,312
Samty Residential Investment Corp.	1,368	895,799
San-A Co. Ltd.	126,300	2,516,508
San-Ai Obbli Co. Ltd.	156,800	2,113,634
SanBio Co. Ltd.(b)	175,100	2,630,390
Sangetsu Corp.	151,900	3,023,121
San-In Godo Bank Ltd. (The)	459,700	3,870,959
Sanken Electric Co. Ltd.(b)	68,400	3,879,995
Sanki Engineering Co. Ltd.	117,000	3,442,455
Sankyo Co. Ltd.	587,500	10,962,925
Sankyu Inc.	143,300	8,435,701
Sansan Inc.(b)	227,500	2,878,535
Santen Pharmaceutical Co. Ltd.	1,055,200	11,658,813
Sanwa Holdings Corp.	588,700	16,060,809
Sanyo Chemical Industries Ltd.	33,600	880,548
Sanyo Denki Co. Ltd.	26,900	1,667,957
Sapporo Holdings Ltd.	203,800	9,430,271
Sawai Group Holdings Co. Ltd.	316,100	4,057,610
SBI Sumishin Net Bank Ltd., NVS	170,000	5,424,235
SBS Holdings Inc.	52,300	1,113,543
Sega Sammy Holdings Inc.	510,200	10,429,633
Seibu Holdings Inc.	683,600	19,102,996
Seiko Epson Corp.	966,500	12,263,246
Seiko Group Corp.	86,900	2,415,717
Seino Holdings Co. Ltd.	304,800	4,635,940
Seiren Co. Ltd.	159,600	2,607,281
Sekisui House REIT Inc.	13,472	6,998,624
Senko Group Holdings Co. Ltd.	423,600	5,701,318
Senshu Electric Co. Ltd.	37,300	1,053,558
Senshu Ikeda Holdings Inc.	756,500	3,220,047
Septeni Holdings Co. Ltd.	246,100	721,820
Seria Co. Ltd.	148,400	2,733,019
Seven Bank Ltd.	1,906,500	3,424,462
Sharp Corp./Japan(b)	843,000	3,985,345
Shibaura Machine Co. Ltd.	72,200	1,858,270
Shibaura Mechatronics Corp.	40,300	2,836,095
Shibuya Corp.	53,900	1,296,120
SHIFT Inc.(b)	604,900	6,348,094
Shiga Bank Ltd. (The)	110,800	4,449,764
Shikoku Electric Power Co. Inc.	539,700	4,490,986
Shikoku Kasei Holdings Corp.	88,900	1,230,334
Shimamura Co. Ltd.	144,700	10,477,226
Shimizu Corp.	1,624,700	17,998,363
Shin Nippon Air Technologies Co. Ltd.	68,900	1,208,678
Shinagawa Refractories Co. Ltd.	77,600	886,542
Shin-Etsu Polymer Co. Ltd.	127,500	1,505,449
Shinmaywa Industries Ltd.	174,400	2,104,912
Security	Shares	Value
Japan (continued)
Shinnihon Corp.	72,000	$836,187
Ship Healthcare Holdings Inc.	246,600	3,441,098
Shizuoka Financial Group Inc., NVS	1,407,300	16,645,801
Shizuoka Gas Co. Ltd.	120,000	901,932
SHO-BOND Holdings Co. Ltd.	125,200	3,997,626
Shochiku Co. Ltd.	26,600	2,254,202
Shoei Co. Ltd.	157,300	1,883,503
Showa Sangyo Co. Ltd.	58,600	1,176,892
Simplex Holdings Inc.	126,400	3,431,351
Sinfonia Technology Co. Ltd.	73,300	4,603,587
Sinko Industries Ltd.	157,000	1,328,176
SKY Perfect JSAT Holdings Inc.	523,300	4,955,781
Skylark Holdings Co. Ltd.	742,500	14,113,322
SMS Co. Ltd.	224,900	2,251,452
Socionext Inc.	584,100	11,007,259
Sojitz Corp.	726,620	17,293,456
SOSiLA Logistics REIT Inc.	2,258	1,756,077
Sotetsu Holdings Inc.	254,600	4,020,410
Square Enix Holdings Co. Ltd.	258,500	17,476,192
Stanley Electric Co. Ltd.	346,100	6,527,274
Star Asia Investment Corp.	8,598	3,339,284
Star Micronics Co. Ltd.	92,700	1,066,037
Starts Corp. Inc.	104,000	3,144,688
Sugi Holdings Co. Ltd.	339,000	8,216,479
SUMCO Corp.	1,137,700	8,897,724
Sumitomo Bakelite Co. Ltd.	242,900	7,043,856
Sumitomo Chemical Co. Ltd.	4,853,200	12,138,290
Sumitomo Densetsu Co. Ltd.	53,900	2,342,324
Sumitomo Forestry Co. Ltd.	1,497,500	15,043,352
Sumitomo Heavy Industries Ltd.	359,500	7,961,681
Sumitomo Osaka Cement Co. Ltd.	94,500	2,459,666
Sumitomo Pharma Co. Ltd.(b)	586,600	5,046,832
Sumitomo Riko Co. Ltd.	118,700	1,503,162
Sumitomo Rubber Industries Ltd.	592,600	6,773,104
Sumitomo Warehouse Co. Ltd. (The)	150,900	3,129,846
Sun Corp.	42,400	1,626,865
Sun Frontier Fudousan Co. Ltd.	99,100	1,387,439
Sundrug Co. Ltd.	231,600	6,864,401
Suruga Bank Ltd.	409,400	3,769,633
Suzuken Co. Ltd.	187,200	7,075,631
SWCC Corp.	99,600	5,962,553
Synspective Inc., NVS(b)(c)	112,800	745,439
Systena Corp.	844,600	2,237,326
T Hasegawa Co. Ltd.	104,000	2,145,802
Tadano Ltd.	320,600	2,306,662
Taihei Dengyo Kaisha Ltd.	40,100	1,724,050
Taiheiyo Cement Corp.	361,200	8,826,586
Taikisha Ltd.	155,000	2,777,043
Taiyo Holdings Co. Ltd.	122,700	5,328,512
Taiyo Yuden Co. Ltd.	403,900	7,546,132
Takamatsu Construction Group Co. Ltd.	52,600	1,072,399
Takara Bio Inc.	159,700	933,367
Takara Holdings Inc.	478,100	4,024,737
Takara Leben Real Estate Investment Corp.	2,822	1,763,088
Takara Standard Co. Ltd.	127,700	2,183,407
Takasago International Corp.	39,300	1,884,117
Takasago Thermal Engineering Co. Ltd.	136,400	6,618,200
Takashimaya Co. Ltd.	923,400	7,136,229
Takeuchi Manufacturing Co. Ltd.	109,900	3,928,495
Takuma Co. Ltd.	201,400	2,913,200
Tama Home Co. Ltd.	47,100	1,110,795
Tamron Co. Ltd.	452,800	2,721,019
61
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TBS Holdings Inc.	106,100	$3,490,067
TechMatrix Corp.	125,800	1,789,688
TechnoPro Holdings Inc.	340,600	10,786,864
Teijin Ltd.	576,100	4,896,684
THK Co. Ltd.	339,300	9,537,373
Timee Inc.(b)	142,700	1,901,725
TKC Corp.	84,400	2,535,212
Toa Corp./Tokyo	172,200	2,151,206
Toagosei Co. Ltd.	266,000	2,607,499
Tobu Railway Co. Ltd.	589,000	10,025,848
Tocalo Co. Ltd.	181,900	2,434,042
Toda Corp.	679,100	4,330,729
Toei Animation Co. Ltd.	205,800	4,502,437
Toei Co. Ltd.	95,400	3,295,009
Toenec Corp.	148,900	1,312,581
Toho Bank Ltd. (The)	600,100	1,461,089
Toho Gas Co. Ltd.	221,100	6,174,038
Toho Holdings Co. Ltd.	165,000	5,568,336
Tohoku Electric Power Co. Inc.	1,550,300	10,876,428
Tokai Carbon Co. Ltd.	658,700	4,498,013
Tokai Corp./Gifu	40,500	565,134
TOKAI Holdings Corp.	308,200	2,182,285
Tokai Rika Co. Ltd.	167,000	2,673,813
Tokai Tokyo Financial Holdings Inc.	656,800	2,367,740
Token Corp.	18,000	1,662,869
Tokuyama Corp.	209,500	4,486,374
Tokyo Century Corp.	476,100	5,448,843
Tokyo Electric Power Co. Holdings Inc.(b)	4,951,700	18,749,824
Tokyo Electron Device Ltd.	62,800	1,092,451
Tokyo Kiraboshi Financial Group Inc.	80,200	3,457,870
Tokyo Ohka Kogyo Co. Ltd.	310,400	8,501,733
Tokyo Seimitsu Co. Ltd.	129,300	8,043,714
Tokyo Steel Manufacturing Co. Ltd.	180,600	1,879,113
Tokyo Tatemono Co. Ltd.	615,000	10,291,941
Tokyotokeiba Co. Ltd.	45,600	1,571,467
Tokyu Construction Co. Ltd.	253,140	1,739,100
Tokyu Fudosan Holdings Corp.	1,867,000	13,165,439
Tokyu REIT Inc.	2,646	3,440,597
TOMONY Holdings Inc.	523,100	2,114,558
Tomy Co. Ltd.	272,400	5,756,578
Topcon Corp.	333,100	7,252,376
Topre Corp.	117,500	1,609,726
Toridoll Holdings Corp.	157,300	4,627,235
Tosei Corp.	97,200	1,874,259
Toshiba TEC Corp.	86,800	1,735,274
Tosoh Corp.	893,600	13,452,639
Totech Corp.	82,800	1,556,044
Totetsu Kogyo Co. Ltd.	77,300	2,139,137
TOTO Ltd.	430,800	10,966,530
Towa Corp.	208,900	2,594,190
Towa Pharmaceutical Co. Ltd.	84,300	1,828,898
Toyo Construction Co. Ltd.	161,800	1,768,302
Toyo Seikan Group Holdings Ltd.	341,400	7,070,665
Toyo Suisan Kaisha Ltd.	287,200	18,348,805
Toyo Tanso Co. Ltd.	43,600	1,399,599
Toyo Tire Corp.	376,200	7,968,312
Toyobo Co. Ltd.	253,500	1,641,500
Toyoda Gosei Co. Ltd.	182,600	3,853,595
Toyota Boshoku Corp.	269,500	3,829,732
Transcosmos Inc.	71,500	1,703,025
TRE Holdings Corp.	134,600	1,206,954
Tri Chemical Laboratories Inc.	86,400	1,962,631
Security	Shares	Value
Japan (continued)
Trial Holdings Inc.(c)	119,300	$1,854,695
Trusco Nakayama Corp.	150,900	2,197,728
TS Tech Co. Ltd.	260,100	3,123,072
Tsubakimoto Chain Co.	234,000	3,284,383
Tsuburaya Fields Holdings Inc.	119,900	1,825,017
Tsugami Corp.	120,300	1,656,802
Tsumura & Co.	188,100	4,640,021
Tsuruha Holdings Inc.	120,100	8,839,911
Tsurumi Manufacturing Co. Ltd.	49,900	1,295,521
TV Asahi Holdings Corp.	71,300	1,339,698
UACJ Corp.	120,394	4,737,731
UBE Corp.	306,400	4,690,325
Ulvac Inc.	150,700	5,535,505
U-Next Holdings Co. Ltd.	207,300	2,787,791
Union Tool Co.	28,600	1,194,427
United Super Markets Holdings Inc.	284,000	1,770,514
United Urban Investment Corp.	9,550	10,485,685
Ushio Inc.	224,800	2,757,389
USS Co. Ltd.	1,334,100	14,500,182
UT Group Co. Ltd.	92,200	1,556,524
Valor Holdings Co. Ltd.	114,500	2,022,169
Visional Inc.(b)	77,200	6,034,373
Wacoal Holdings Corp.	116,800	4,221,252
Wacom Co. Ltd.	390,900	1,683,132
Wakita & Co. Ltd.	101,000	1,177,562
Welcia Holdings Co. Ltd.	308,200	5,171,493
West Holdings Corp.	72,130	718,837
WingArc1st Inc.	63,200	1,511,619
Workman Co. Ltd.	66,500	2,846,415
Yamabiko Corp.	96,900	1,407,592
Yamada Holdings Co. Ltd.	1,733,300	5,282,615
Yamaguchi Financial Group Inc.	531,200	6,012,537
Yamaha Corp.	1,210,300	8,722,766
Yamato Holdings Co. Ltd.	812,100	11,742,303
Yamato Kogyo Co. Ltd.	126,400	7,092,754
Yamazaki Baking Co. Ltd.	394,200	8,421,029
Yamazen Corp.	162,300	1,438,580
Yaoko Co. Ltd.	60,300	3,902,458
Yaskawa Electric Corp.	737,400	15,423,299
Yellow Hat Ltd.	209,200	2,214,522
Yodogawa Steel Works Ltd.	330,600	2,544,758
Yokogawa Bridge Holdings Corp.	103,200	1,829,288
Yokohama Rubber Co. Ltd. (The)	411,900	11,777,005
Yonex Co. Ltd.	193,400	3,797,494
Yoshinoya Holdings Co. Ltd.	210,100	4,553,616
Yuasa Trading Co. Ltd.	50,200	1,559,661
Yurtec Corp.	114,700	1,877,630
Zacros Corp.	40,100	1,044,987
Zenkoku Hosho Co. Ltd.	339,000	7,232,615
Zeon Corp.	414,200	4,396,112
ZERIA Pharmaceutical Co. Ltd.	79,600	1,098,307
Zojirushi Corp.	110,300	1,315,874
Zuken Inc.	50,800	1,953,794
		3,578,519,118
Netherlands — 1.3%
Aalberts NV	325,731	10,411,098
Allfunds Group PLC	1,022,636	7,080,941
AMG Critical Materials NV	100,572	2,831,796
Arcadis NV	236,291	11,792,735
Basic-Fit NV(b)(c)(d)	160,704	4,536,759
Brunel International NV(c)	71,794	745,893
Corbion NV	167,185	3,172,806
Schedule of Investments
62

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Eurocommercial Properties NV	142,942	$4,363,022
Flow Traders Ltd.	110,431	3,307,615
Fugro NV	355,240	5,092,330
Just Eat Takeaway.com NV(b)(d)	576,468	13,167,912
Koninklijke BAM Groep NV	872,865	7,620,320
Koninklijke Heijmans NV	80,647	5,140,176
Koninklijke Vopak NV	191,080	9,128,077
OCI NV	345,996	2,881,940
Pharming Group NV(b)(c)	2,214,785	2,434,110
Pharvaris NV(b)(c)	73,023	1,451,697
PostNL NV(c)	1,038,509	1,132,403
SBM Offshore NV	458,667	11,961,685
Signify NV(d)	431,761	10,328,836
Sligro Food Group NV	67,636	854,911
TKH Group NV	123,887	5,095,872
TomTom NV(b)	192,368	1,158,174
Van Lanschot Kempen NV	89,769	5,847,138
Wereldhave NV	129,016	2,640,729
		134,178,975
New Zealand — 0.5%
Air New Zealand Ltd.	5,382,746	1,839,166
EBOS Group Ltd.	619,338	14,922,444
Fletcher Building Ltd.(b)	3,487,287	6,221,022
Goodman Property Trust	3,536,764	4,187,850
Kiwi Property Group Ltd.	5,178,266	2,968,951
Mercury NZ Ltd.	2,264,397	8,250,998
Ryman Healthcare Ltd.(b)	2,906,088	4,271,714
Spark New Zealand Ltd.	6,146,794	8,799,214
		51,461,359
Norway — 2.1%
Aker ASA, Class A	72,103	4,972,524
Aker Solutions ASA	947,531	2,802,514
Atea ASA	262,667	3,628,004
Austevoll Seafood ASA	294,004	2,705,455
AutoStore Holdings Ltd.(b)(d)	3,843,413	2,700,140
Bakkafrost P/F	164,314	6,563,390
BlueNord ASA	78,234	3,735,229
BW LPG Ltd.(c)(d)	312,162	4,149,789
BW Offshore Ltd.	298,209	1,008,096
Cadeler AS(b)	740,614	3,898,785
DNO ASA	1,424,772	1,945,667
DOF Group ASA	474,257	4,342,446
Elkem ASA(c)(d)	919,371	2,136,129
Elopak ASA	353,668	1,717,250
Entra ASA(b)(d)	158,707	1,949,548
Europris ASA(d)	517,729	4,849,703
Flex LNG Ltd.(c)	101,412	2,530,714
Frontline PLC(c)	470,837	8,670,124
Golden Ocean Group Ltd.(b)(c)	353,329	2,925,413
Grieg Seafood ASA(b)(c)	164,265	1,093,238
Hexagon Composites ASA(b)(c)	510,582	843,625
Hoegh Autoliners ASA	343,568	3,452,553
Kitron ASA	608,679	3,702,096
Leroy Seafood Group ASA	879,319	4,000,080
MPC Container Ships ASA	1,187,720	2,187,908
NORBIT ASA	110,008	2,186,113
Norconsult Norge A/S	365,551	1,534,517
Nordic Semiconductor ASA(b)	562,137	7,642,290
Norwegian Air Shuttle ASA(b)	1,571,448	2,570,369
Odfjell Drilling Ltd.	317,927	2,259,029
Odfjell SE, Class A	57,814	709,166
Security	Shares	Value
Norway (continued)
Paratus Energy Services Ltd.	306,201	$1,167,501
Protector Forsikring ASA	174,513	8,520,343
Scatec ASA(b)(d)	410,003	4,067,957
SpareBank 1 Nord Norge	296,061	4,236,629
SpareBank 1 Oestlandet	136,069	2,535,669
SpareBank 1 SMN	436,043	8,102,250
SpareBank 1 Sor-Norge ASA	668,255	11,704,114
Stolt-Nielsen Ltd.	77,054	2,254,778
Storebrand ASA	1,406,327	19,970,237
Subsea 7 SA	724,897	14,047,753
TGS ASA	636,840	4,678,761
TOMRA Systems ASA	716,181	9,947,813
Vend Marketplaces ASA, Class A	233,599	9,220,619
Vend Marketplaces ASA, Class B	321,052	12,063,122
Wallenius Wilhelmsen ASA	344,661	3,083,400
Wilh Wilhelmsen Holding ASA, Class A	39,112	1,802,632
		216,815,482
Portugal — 0.4%
Altri SGPS SA(c)	228,558	1,243,877
Banco Comercial Portugues SA, Class R	27,088,651	22,243,693
Corticeira Amorim SGPS SA	95,088	845,159
CTT-Correios de Portugal SA	247,790	2,088,243
Mota-Engil SGPS SA(c)	308,719	1,577,470
Navigator Co. SA (The)	715,885	2,528,408
NOS SGPS SA	678,489	2,796,815
REN - Redes Energeticas Nacionais SGPS SA	1,314,311	4,460,123
Semapa-Sociedade de Investimento e Gestao	51,873	1,015,828
Sonae SGPS SA	2,604,843	3,757,424
		42,557,040
Singapore — 2.1%
AIMS APAC REIT	1,907,075	2,038,567
Bitdeer Technologies Group, Class A(b)(c)	282,272	3,638,486
CapitaLand Ascott Trust	8,883,196	6,114,607
CapitaLand China Trust(c)	3,904,234	2,279,896
Capitaland India Trust(c)	3,402,742	3,118,656
CDL Hospitality Trusts(c)	2,599,400	1,596,167
City Developments Ltd.	1,597,900	7,564,732
ComfortDelGro Corp. Ltd.	6,942,600	8,161,902
Digital Core REIT Management Pte. Ltd.	3,055,300	1,597,855
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-REIT	2,035,987	4,311,662
Far East Hospitality Trust(c)	3,411,200	1,573,190
First Resources Ltd.	1,830,900	2,136,130
Frasers Centrepoint Trust	4,306,599	7,344,048
Frasers Hospitality Trust	2,502,400	1,345,688
Frasers Logistics & Commercial Trust(c)	8,931,836	6,032,216
Golden Agri-Resources Ltd.(c)	21,265,300	4,162,768
Hafnia Ltd.(c)	994,208	5,463,756
Hong Fok Corp. Ltd.	1,141,600	710,455
Hutchison Port Holdings Trust, Class U	15,326,900	3,055,249
iFAST Corp. Ltd.(c)	492,700	3,428,073
Keppel DC REIT	5,886,751	10,712,835
Keppel Infrastructure Trust	13,877,890	4,692,627
Keppel REIT(c)	8,335,300	6,083,601
Lendlease Global Commercial REIT(c)	5,544,729	2,340,940
Mapletree Industrial Trust	6,876,993	10,720,535
Mapletree Logistics Trust(c)	11,492,400	10,219,792
Mapletree Pan Asia Commercial Trust(c)	7,690,000	7,620,053
NetLink NBN Trust(c)	9,252,400	6,377,771
Olam Group Ltd.(c)	3,175,800	2,543,771
Parkway Life REIT	1,465,600	4,539,938
63
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Raffles Medical Group Ltd.	2,569,200	$1,953,114
Riverstone Holdings Ltd.(c)	1,815,900	984,917
Sasseur REIT	1,836,400	952,792
SATS Ltd.(c)	2,908,679	7,097,307
Seatrium Ltd.	7,181,700	12,481,511
Sheng Siong Group Ltd.	2,150,300	3,471,194
SIA Engineering Co. Ltd.	922,800	2,180,558
Singapore Post Ltd.(c)	4,838,400	1,817,836
Starhill Global REIT	4,669,000	1,936,851
StarHub Ltd.(c)	2,048,000	1,940,111
Stoneweg Europe Stapled Trust, NVS	1,014,360	1,828,988
Suntec REIT	6,517,000	5,800,476
Super Hi International Holding Ltd.(b)	767,000	1,575,135
UMS Integration Ltd.	2,013,500	2,344,642
UOL Group Ltd.	1,501,500	7,937,217
Venture Corp. Ltd.	903,700	8,964,012
Yangzijiang Financial Holding Ltd.	7,156,400	5,291,442
Yanlord Land Group Ltd.(b)(c)	1,850,800	820,876
		210,904,961
Spain — 1.5%
Acerinox SA	602,691	6,954,750
Aedas Homes SA(d)	27,625	664,762
Almirall SA	248,715	2,993,816
Atresmedia Corp. de Medios de Comunicacion SA	293,392	1,658,001
Audax Renovables SA	609,364	1,005,284
CIE Automotive SA	132,569	3,980,231
Construcciones y Auxiliar de Ferrocarriles SA	60,217	3,646,519
Distribuidora Internacional de Alimentacion SA(b)	51,910	1,700,178
eDreams ODIGEO SA(b)	291,868	2,762,469
Enagas SA	764,358	11,448,162
Ence Energia y Celulosa SA	416,147	1,309,548
Fluidra SA	308,552	7,695,479
Gestamp Automocion SA(d)	511,108	1,921,257
Grenergy Renovables SA(b)	42,284	3,133,692
Indra Sistemas SA	259,026	10,729,892
Inmobiliaria Colonial SOCIMI SA	999,312	6,617,882
Laboratorios Farmaceuticos Rovi SA	65,890	4,067,189
Let's Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,822,551	2,807,920
Logista Integral SA	192,163	6,082,059
Melia Hotels International SA	353,850	3,141,914
Merlin Properties SOCIMI SA	1,279,118	17,710,724
Neinor Homes SA(d)	117,916	2,291,903
Pharma Mar SA	44,495	4,055,807
Prosegur Cash SA(d)	911,733	781,392
Prosegur Cia. de Seguridad SA	419,667	1,242,821
Sacyr SA	1,786,898	7,316,915
Solaria Energia y Medio Ambiente SA(b)(c)	268,752	3,455,641
Talgo SA(b)(c)(d)	208,868	722,440
Tecnicas Reunidas SA(b)	153,634	3,783,520
Unicaja Banco SA(d)	3,317,522	8,716,448
Vidrala SA	70,409	7,579,285
Viscofan SA	131,928	9,027,525
		151,005,426
Sweden — 5.1%
AAK AB	591,479	15,215,452
AcadeMedia AB(d)	254,420	2,329,671
AddLife AB, Class B	382,593	6,737,518
Addnode Group AB, Class B	398,678	4,561,423
AFRY AB	321,066	4,969,642
Security	Shares	Value
Sweden (continued)
Alimak Group AB(d)	229,502	$3,933,952
Alleima AB	607,332	4,291,990
Ambea AB(d)	262,634	3,304,071
AQ Group AB	192,662	3,926,540
Arjo AB, Class B	704,975	2,456,677
Asmodee Group AB, Class B(b)	434,228	5,468,490
Atrium Ljungberg AB, Class B	851,594	2,754,372
Attendo AB(d)	329,918	2,305,265
Avanza Bank Holding AB	407,991	15,030,212
Axfood AB	352,334	10,498,955
Betsson AB, Class B	382,105	6,469,942
Better Collective A/S(b)(c)	124,817	1,762,107
Bilia AB, Class A	199,882	2,348,475
Billerud Aktiebolag	724,924	6,155,128
BioArctic AB, Class B(b)(c)(d)	121,232	2,654,330
BioGaia AB, Class B	280,852	2,810,144
BoneSupport Holding AB(b)(d)	182,377	6,159,188
Boozt AB(b)(d)	180,980	1,611,231
Bravida Holding AB(d)	661,498	6,207,460
Bufab AB	434,489	4,308,896
Bure Equity AB	178,962	5,283,192
Camurus AB(b)	113,860	7,900,037
Castellum AB	1,367,744	15,569,794
Catena AB	145,741	6,583,735
Cibus Nordic Real Estate AB publ	210,650	3,733,460
Clas Ohlson AB, Class B	125,334	4,360,937
Cloetta AB, Class B	607,305	1,953,117
Corem Property Group AB, Class B	1,848,355	824,424
Creades AB, Class A	168,942	1,349,053
Dios Fastigheter AB	347,323	2,281,839
Dometic Group AB(d)	980,794	4,954,409
Electrolux AB, Class B(b)	707,136	4,306,883
Electrolux Professional AB, Class B	764,917	5,197,392
Elekta AB, Class B	1,191,306	5,874,467
Embracer Group AB(b)	450,352	4,658,708
Engcon AB	127,002	995,166
Fabege AB	704,445	5,904,407
FastPartner AB, Class A	187,975	959,229
Getinge AB, Class B	740,702	14,620,172
Granges AB	345,375	4,631,179
Hemnet Group AB	283,995	8,178,621
Hexatronic Group AB(b)(c)	575,513	1,222,369
Hexpol AB	847,889	7,301,162
HMS Networks AB(b)	106,562	4,477,708
Hoist Finance AB(d)	153,023	1,507,703
Hufvudstaden AB, Class A	364,022	4,404,893
Husqvarna AB, Class B	1,144,270	6,197,484
Instalco AB	785,715	2,057,374
Intea Fastigheter AB(b)	210,771	1,644,958
INVISIO AB	117,370	3,802,914
Inwido AB	168,538	3,133,635
JM AB	199,027	2,852,055
Kinnevik AB, Class B	792,182	7,102,688
Lindab International AB	228,055	4,793,391
Loomis AB, Class B	230,936	9,131,047
Medicover AB, Class B	214,067	5,996,771
MEKO AB	127,066	1,112,399
Mildef Group AB(c)	129,686	2,282,606
Millicom International Cellular SA	333,757	13,400,344
MIPS AB	86,528	3,667,172
Modern Times Group MTG AB, Class B(b)	277,586	2,853,747
Munters Group AB(d)	416,739	5,864,881
Schedule of Investments
64

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Mycronic AB	506,672	$10,994,214
NCAB Group AB(b)	591,870	3,198,464
NCC AB, Class B	270,367	5,119,477
New Wave Group AB, Class B	302,814	3,626,489
Nolato AB, Class B	621,938	3,679,033
Nordnet AB publ	449,677	12,144,014
Norion Bank AB(b)	198,630	1,269,159
NP3 Fastigheter AB	107,517	2,850,133
Nyfosa AB	541,271	4,692,447
Pandox AB, Class B	348,330	6,219,893
Paradox Interactive AB	119,034	2,035,323
Peab AB, Class B	551,872	4,150,390
Platzer Fastigheter Holding AB, Class B	189,691	1,351,721
Polestar Automotive Holding U.K. PLC, Class A(b)(c)	1,369,088	1,464,924
Ratos AB, Class B	667,364	2,362,526
RaySearch Laboratories AB	92,393	3,166,592
Rusta AB	177,504	1,388,142
Samhallsbyggnadsbolaget i Norden AB(c)	3,533,668	1,771,726
Scandic Hotels Group AB(d)	490,645	4,068,605
Sdiptech AB, Class B(b)(c)	102,189	2,054,179
Sectra AB, Class B	443,361	16,438,038
Sinch AB(b)(d)	2,044,132	7,017,411
SkiStar AB	135,079	2,130,931
SSAB AB, Class A	733,273	4,228,526
SSAB AB, Class B	2,040,688	11,533,297
Storskogen Group AB, Class B	4,501,448	5,224,507
Storytel AB	174,006	1,514,933
Surgical Science Sweden AB(b)	118,195	1,791,033
Svolder AB, Class B	286,838	1,614,211
Sweco AB, Class B	648,077	10,223,110
SwedenCare AB(c)	197,850	767,005
Synsam AB	447,185	2,439,569
Thule Group AB(d)	350,659	9,917,251
Troax Group AB	127,153	1,776,508
Truecaller AB, Class B	886,897	4,430,298
VBG Group AB, Class B	57,045	1,639,006
Vimian Group AB(b)(c)	576,896	1,956,743
Vitec Software Group AB, Class B	108,763	4,216,473
Vitrolife AB	244,661	3,595,278
Wallenstam AB, Class B	1,245,930	5,646,840
Wihlborgs Fastigheter AB	893,735	8,782,789
Xvivo Perfusion AB(b)(c)	81,442	1,660,071
Yubico AB(b)(c)	157,994	2,174,201
		521,524,133
Switzerland — 5.0%
Accelleron Industries AG	307,124	27,973,419
Adecco Group AG, Registered	547,811	17,249,550
Allreal Holding AG, Registered	48,783	11,033,955
ALSO Holding AG, Registered	18,464	5,576,667
ams-OSRAM AG(b)	326,400	4,302,216
Arbonia AG	171,584	1,162,106
Aryzta AG(b)	76,102	7,142,397
Autoneum Holding AG	8,831	1,569,956
Bachem Holding AG(c)	109,846	9,254,145
Basilea Pharmaceutica Ag Allschwil, Registered(b)	41,489	2,942,273
Belimo Holding AG, Registered	31,927	37,154,338
Bossard Holding AG, Class A, Registered	18,669	3,956,627
Bucher Industries AG, Registered	21,834	10,311,077
Burckhardt Compression Holding AG	10,391	9,254,143
Burkhalter Holding AG	23,650	4,252,959
Bystronic AG, Registered	4,350	2,155,586
Security	Shares	Value
Switzerland (continued)
Cembra Money Bank AG	98,932	$11,103,159
Clariant AG, Registered	692,432	7,106,397
Comet Holding AG, Registered	23,909	6,019,819
COSMO Pharmaceuticals NV	25,113	1,801,501
Daetwyler Holding AG, Bearer(c)	25,320	4,509,343
DKSH Holding AG	115,800	8,007,599
dormakaba Holding AG	10,233	9,878,167
Dottikon Es Holding AG(b)(c)	11,196	4,352,433
EFG International AG	303,129	6,008,221
Emmi AG, Registered	6,956	6,331,718
Flughafen Zurich AG, Registered	65,174	18,368,417
Forbo Holding AG, Registered	3,052	2,894,868
Galenica AG(d)	161,886	17,180,900
Georg Fischer AG	252,573	19,758,448
Hiag Immobilien Holding AG	13,511	1,796,866
Huber + Suhner AG, Registered	46,771	6,245,140
Implenia AG, Registered	39,268	2,643,104
Inficon Holding AG	55,637	6,694,579
Interroll Holding AG, Registered	2,330	6,561,206
Intershop Holding AG	17,948	3,322,390
Kardex Holding AG, Registered	20,041	7,717,128
Komax Holding AG, Registered(b)(c)	12,683	1,736,024
Kuros Biosciences AG(b)	87,045	3,196,417
Landis+Gyr Group AG	84,081	6,865,577
LEM Holding SA, Registered(b)	1,681	1,366,425
Medacta Group SA(d)	23,224	4,212,354
Medmix AG(d)	85,419	1,248,475
Metall Zug AG, Class B, Registered	612	751,682
Mobilezone Holding AG, Registered	130,282	1,817,343
Mobimo Holding AG, Registered	23,592	9,239,883
Montana Aerospace AG(b)(d)	91,259	3,178,537
OC Oerlikon Corp. AG Pfaffikon, Registered	624,409	3,050,590
PolyPeptide Group AG(b)(d)	49,896	1,387,821
PSP Swiss Property AG, Registered	150,443	25,524,811
R&S Group Holding AG	78,714	3,595,045
Rieter Holding AG, Registered(c)	7,993	609,493
Schweiter Technologies AG	3,359	1,550,441
Sensirion Holding AG(b)(d)	30,673	3,038,888
SFS Group AG	56,873	7,349,466
Siegfried Holding AG	131,889	14,746,006
SKAN Group AG	41,823	3,835,541
Softwareone Holding AG	378,721	3,090,903
Softwareone Holding AG(b)	209,131	1,708,860
Stadler Rail AG	178,412	4,714,835
Sulzer AG, Registered	60,915	11,720,708
Sunrise Communications AG, Class A	214,886	11,448,684
Swissquote Group Holding SA, Registered	34,797	23,120,711
Tecan Group AG, Registered	41,657	8,247,737
TX Group AG	9,498	2,582,277
u-blox Holding AG(b)	22,831	2,842,965
Valiant Holding AG, Registered	51,159	8,052,310
Vetropack Holding AG, Class A, Registered	41,374	1,526,101
Vontobel Holding AG, Registered	93,041	6,783,987
Ypsomed Holding AG, Registered	13,277	6,352,475
Zehnder Group AG, Registered	27,688	2,439,487
		506,525,676
United Kingdom — 13.3%
4imprint Group PLC	91,898	4,352,900
AB Dynamics PLC	57,260	1,092,715
Aberdeen Group PLC	5,969,677	15,752,395
Advanced Medical Solutions Group PLC	705,395	1,892,737
AG Barr PLC	342,266	3,109,237
65
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Airtel Africa PLC(d)	2,969,203	$7,993,002
AJ Bell PLC	1,055,946	7,478,803
Alfa Financial Software Holdings PLC(d)	406,271	1,228,681
Alpha Group International PLC	115,639	6,337,654
Alphawave IP Group PLC(b)(c)	1,219,013	2,774,992
AO World PLC(b)	1,014,326	1,247,139
Ashmore Group PLC	1,455,092	3,359,074
Ashtead Technology Holdings PLC	261,958	1,157,891
ASOS PLC(b)(c)	135,390	554,289
Assura PLC	10,511,857	6,922,139
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	884,709	813,767
Atalaya Mining PLC	347,855	2,096,585
Auction Technology Group PLC(b)	311,758	2,027,736
B&M European Value Retail SA	3,273,400	9,675,746
Babcock International Group PLC	818,680	11,224,370
Bakkavor Group PLC(d)	635,542	1,972,422
Balfour Beatty PLC	1,646,430	11,766,203
Baltic Classifieds Group PLC	1,472,412	6,961,455
Beazley PLC	2,053,283	24,193,262
Bellway PLC	385,415	12,613,855
Berkeley Group Holdings PLC	321,914	15,481,420
Big Yellow Group PLC	602,261	7,425,652
Bodycote PLC	585,262	4,919,675
boohoo Group PLC(b)(c)	1,892,446	435,371
Breedon Group PLC	892,952	4,276,058
Bridgepoint Group PLC(d)	804,170	3,481,324
British Land Co. PLC (The)	3,220,000	14,798,903
Burberry Group PLC(b)	1,164,222	19,748,562
Bytes Technology Group PLC	753,935	3,637,812
C&C Group PLC	1,263,426	2,956,659
Carnival PLC(b)(c)	446,687	12,154,778
Cerillion PLC	69,474	1,394,613
Chemring Group PLC	882,500	6,391,149
Clarkson PLC	94,085	4,284,092
CMC Markets PLC(d)	371,040	1,114,782
Coats Group PLC	6,103,563	5,964,895
Cohort PLC	109,405	2,102,893
Computacenter PLC	210,415	6,359,416
Conduit Holdings Ltd.	483,714	1,945,533
ConvaTec Group PLC(d)	5,318,195	16,385,489
Craneware PLC	99,920	2,954,978
Cranswick PLC	172,676	12,093,023
Crest Nicholson Holdings PLC	766,445	1,844,770
Currys PLC(b)	3,314,073	4,941,328
CVS Group PLC	234,066	3,789,166
Deliveroo PLC(b)(d)	3,156,664	7,378,423
Derwent London PLC	345,423	8,804,328
Diploma PLC	435,564	30,833,540
DiscoverIE Group PLC	314,303	2,868,232
Diversified Energy Co. PLC	181,337	2,719,895
Domino's Pizza Group PLC	1,150,945	3,643,201
Dowlais Group PLC	4,282,221	3,956,582
Dr. Martens PLC	1,882,367	2,009,889
Drax Group PLC	1,159,176	10,826,173
Dunelm Group PLC	422,844	6,783,005
easyJet PLC	984,353	6,382,799
Elementis PLC	1,937,422	4,433,312
Empiric Student Property PLC	2,177,881	2,772,674
Endeavour Mining PLC	622,887	18,895,184
Energean PLC	458,350	5,541,703
Ferrexpo PLC(b)	863,161	524,783
Fevertree Drinks PLC(c)	337,140	4,229,019
Security	Shares	Value
United Kingdom (continued)
Firstgroup PLC	1,905,762	$5,647,798
Foresight Group Holdings Ltd.	207,952	1,271,545
Frasers Group PLC(b)	363,341	3,289,690
Future PLC	311,583	2,914,110
Games Workshop Group PLC	106,940	22,913,192
Gamma Communications PLC	284,087	4,081,952
GB Group PLC	808,746	2,491,664
Genuit Group PLC	796,764	4,092,585
Genus PLC	214,839	7,036,170
GlobalData PLC(c)	938,877	1,754,498
Grafton Group PLC	569,317	6,674,297
Grainger PLC	2,228,291	6,024,349
Great Portland Estates PLC	1,112,841	4,989,541
Greencore Group PLC	1,416,103	4,806,353
Greggs PLC	328,741	6,836,000
Hammerson PLC	1,529,524	5,976,925
Harbour Energy PLC	1,865,377	4,905,824
Hays PLC	5,098,487	4,285,776
HBX Group International PLC(b)	247,927	2,415,752
Helios Towers PLC(b)	2,437,949	3,821,444
Hill & Smith PLC	258,487	6,957,109
Hilton Food Group PLC	251,459	2,822,759
Hiscox Ltd.	1,097,671	18,688,149
Hochschild Mining PLC	1,089,778	4,005,012
Hollywood Bowl Group PLC	547,660	1,779,237
Home REIT PLC(a)(b)	3,524,118	530,570
Howden Joinery Group PLC	1,783,259	20,644,019
Hunting PLC	445,553	1,853,521
Ibstock PLC(d)	1,285,354	2,549,649
ICG PLC	942,593	26,988,851
IG Group Holdings PLC	1,131,266	16,845,467
IMI PLC	823,928	24,070,998
Inchcape PLC	1,070,011	9,902,800
IntegraFin Holdings PLC	948,571	4,491,012
International Workplace Group PLC	2,408,657	7,027,792
Investec PLC	1,976,280	14,655,003
IP Group PLC(b)	3,090,806	2,281,767
ITV PLC	10,864,647	11,784,781
J D Wetherspoon PLC	271,862	2,694,510
JET2 PLC	338,183	7,243,654
John Wood Group PLC(a)(b)	2,027,957	444,478
Johnson Matthey PLC	517,938	12,068,371
Johnson Service Group PLC	1,384,737	2,582,199
JTC PLC(d)	496,831	6,141,819
Judges Scientific PLC(c)	18,757	1,486,286
Jupiter Fund Management PLC	1,507,455	2,564,176
Just Group PLC	3,358,024	9,357,373
Kainos Group PLC	276,091	2,693,916
Keller Group PLC	235,102	4,106,403
Kier Group PLC	1,455,565	3,804,998
Lancashire Holdings Ltd.	787,986	6,514,491
Lion Finance Group PLC	114,297	11,458,756
LondonMetric Property PLC	7,497,584	18,868,924
Man Group PLC/Jersey	3,835,994	8,330,791
Marshalls PLC	780,001	2,132,324
Me Group International PLC	704,523	2,064,400
Metro Bank Holdings PLC(b)	1,090,224	1,857,347
Mitchells & Butlers PLC(b)	878,358	3,201,093
Mitie Group PLC	3,821,157	7,085,483
Mobico Group PLC(b)	1,537,028	735,402
Molten Ventures PLC(b)	503,708	2,360,207
MONY Group PLC	1,627,317	4,305,532
Schedule of Investments
66

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Moonpig Group PLC	1,034,290	$2,923,101
Morgan Advanced Materials PLC	921,126	2,822,245
Morgan Sindall Group PLC	147,478	8,947,368
NCC Group PLC	950,239	1,885,101
Ninety One PLC	890,416	2,214,272
Ocado Group PLC(b)	1,772,225	7,345,109
OSB Group PLC	1,184,208	8,662,175
Oxford Instruments PLC	191,877	4,601,786
Oxford Nanopore Technologies PLC(b)(c)	1,547,809	4,148,890
Pagegroup PLC	996,849	3,486,730
Pan African Resources PLC	6,611,450	4,645,110
Paragon Banking Group PLC	642,195	7,658,483
Penno Group PLC	1,525,841	10,080,344
Persimmon PLC	1,036,955	15,635,972
Pets at Home Group PLC	1,474,824	4,442,510
Playtech PLC	803,440	4,223,030
Plus500 Ltd.	234,207	10,394,479
Polar Capital Holdings PLC	269,084	1,684,397
Premier Foods PLC	2,163,551	5,508,861
Primary Health Properties PLC	4,179,705	5,293,803
PRS REIT PLC (The)	1,705,220	2,377,966
QinetiQ Group PLC	1,605,655	10,526,825
Quilter PLC(d)	4,517,845	10,095,303
Raspberry PI Holdings PLC(b)(c)	283,437	1,542,723
Rathbones Group PLC	149,874	3,778,339
Renew Holdings PLC	260,766	2,911,951
Renishaw PLC	128,364	5,043,336
RHI Magnesita NV	54,482	1,715,342
Rightmove PLC	2,533,118	27,336,112
Rotork PLC	2,714,584	11,643,415
RS Group PLC	1,522,709	11,205,547
RWS Holdings PLC	904,164	1,071,093
Safestore Holdings PLC	695,615	6,168,298
Savills PLC	429,853	5,557,639
Senior PLC	1,342,717	3,581,983
Serco Group PLC	3,302,466	9,099,819
Serica Energy PLC	849,924	1,889,106
Shaftesbury Capital PLC	4,706,899	9,808,618
SigmaRoc PLC(b)	3,182,969	4,835,269
Sirius Real Estate Ltd.	4,810,436	6,613,370
Softcat PLC	418,078	8,991,978
Spectris PLC	322,267	16,922,146
Spire Healthcare Group PLC(d)	915,655	2,621,715
Spirent Communications PLC	1,868,300	4,803,826
SSP Group PLC	2,548,968	5,728,339
St. James's Place PLC	1,743,390	30,005,260
SThree PLC	432,760	1,206,998
Supermarket Income REIT PLC	4,137,667	4,355,336
Target Healthcare REIT PLC	2,056,321	2,694,261
Tate & Lyle PLC	1,221,512	8,624,784
Taylor Wimpey PLC	11,480,265	15,446,520
TBC Bank Group PLC	135,535	8,663,243
Telecom Plus PLC	221,185	5,388,745
THG PLC(b)(c)	2,146,186	855,662
TP ICAP Group PLC	2,438,695	9,844,498
Trainline PLC(b)(d)	1,397,588	5,018,585
Travis Perkins PLC	683,205	4,894,830
Tritax Big Box REIT PLC	7,173,457	13,343,496
Trustpilot Group PLC(b)(d)	1,126,609	3,715,434
TUI AG(b)	1,487,760	13,422,644
UNITE Group PLC (The)	1,270,365	12,525,026
Vesuvius PLC	644,382	3,032,975
Security	Shares	Value
United Kingdom (continued)
Victrex PLC	278,983	$2,525,646
Vistry Group PLC(b)	1,060,384	8,126,813
Volex PLC(c)	408,459	2,004,153
Volution Group PLC	646,227	5,718,045
Watches of Switzerland Group PLC(b)(d)	735,907	3,384,511
Weir Group PLC (The)	840,224	29,517,815
WH Smith PLC	412,689	5,570,621
Workspace Group PLC	453,527	2,380,828
XPS Pensions Group PLC	616,031	3,010,177
Yellow Cake PLC(b)(d)	697,856	4,499,797
YouGov PLC	368,364	1,518,872
Young & Co's Brewery PLC, Series A, Class A(c)	105,583	1,259,127
Zigup PLC	674,791	2,986,654
		1,348,310,206
Total Common Stocks — 99.2% (Cost: $9,583,878,990)		10,085,632,994
Preferred Stocks
Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	28,368	2,263,423
Einhell Germany AG, Preference Shares, NVS	15,397	1,307,286
FUCHS SE, Preference Shares, NVS	219,041	10,023,375
Jungheinrich AG, Preference Shares, NVS	156,577	6,002,864
Sixt SE, Preference Shares, NVS	54,821	3,823,138
STO SE & Co. KGaA, Preference Shares, NVS	9,142	1,301,604
		24,721,690
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	124,436	4,045,650
Japan — 0.0%
Ito En Ltd., Preference Shares, NVS	62,300	736,154
Total Preferred Stocks — 0.3% (Cost: $26,174,646)		29,503,494
Warrants
Italy — 0.0%
Webuild SpA, ((Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.01)(b)(c)	96,743	1
Total Warrants — 0.0% (Cost: $—)		1
Total Long-Term Investments — 99.5% (Cost: $9,610,053,636)		10,115,136,489
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	367,456,079	367,603,061
67
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	3,370,000	$3,370,000
Total Short-Term Securities — 3.7% (Cost: $370,979,058)		370,973,061
Total Investments — 103.2% (Cost: $9,981,032,694)		10,486,109,550
Liabilities in Excess of Other Assets — (3.2)%		(320,546,028)
Net Assets — 100.0%		$10,165,563,522

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$330,445,904	$37,153,313 (a)	$—	$135,521	$(131,677)	$367,603,061	367,456,079	$6,562,483 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,530,000	—	(1,160,000)(a)	—	—	3,370,000	3,370,000	192,481	—
				$135,521	$(131,677)	$370,973,061		$6,754,964	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	128	09/11/25	$24,756	$739,982
Euro STOXX 50 Index	228	09/19/25	13,894	92,819
FTSE 100 Index	172	09/19/25	20,656	529,460
				$1,362,261
Schedule of Investments
68

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,362,261	$—	$—	$—	$1,362,261

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,439,951	$—	$—	$—	$4,439,951
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,262,339	$—	$—	$—	$1,262,339
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$82,782,180
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$565,021,069	$9,518,865,026	$1,746,899	$10,085,632,994
Preferred Stocks	1,307,286	28,196,208	—	29,503,494
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	370,973,061	—	—	370,973,061
	$937,301,416	$9,547,061,235	$1,746,899	$10,486,109,550
Derivative Financial Instruments(a)
Assets
Equity Contracts	$92,819	$1,269,442	$—	$1,362,261

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
69
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
July 31, 2025

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$—	$—	$—	$6,345,266,680
Investments, at value—affiliated(c)	258,715,296	6,995,767,846	162,348,355	50,846,752
Cash	6,350	5,987	1,836	6,577
Cash pledged for futures contracts	—	—	—	360,000
Foreign currency, at value(d)	—	—	—	10,298,652
Receivables:
Securities lending income—affiliated	—	98,734	—	46,005
Dividends—unaffiliated	—	—	—	7,799,944
Dividends—affiliated	3,329	90,394	1,875	23,896
From custodian	480,000	—	—	—
Tax reclaims	—	—	—	7,422,837
Foreign withholding tax claims	—	—	—	126,282
Unrealized appreciation on forward foreign currency exchange contracts	7,243,660	226,869,392	5,701,371	—
Total assets	266,448,635	7,222,832,353	168,053,437	6,422,197,625
LIABILITIES
Cash received as collateral for OTC derivatives	890,000	—	—	—
Collateral on securities loaned, at value	—	643,417,528	—	42,555,339
Payables:
Investments purchased	6,336,596	190,578,899	5,009,490	979,252
Capital shares redeemed	—	—	23,739	—
Deferred foreign capital gain tax	—	—	—	13,624,031
Investment advisory fees	5,904	151,582	4,101	1,696,847
Professional fees	—	—	—	4,748
Due to custodian	—	—	—	191,326
Variation margin on futures contracts	—	—	—	99,917
Unrealized depreciation on forward foreign currency exchange contracts	648,120	27,146,293	438,405	—
Total liabilities	7,880,620	861,294,302	5,475,735	59,151,460
Commitments and contingent liabilities
NET ASSETS	$258,568,015	$6,361,538,051	$162,577,702	$6,363,046,165
NET ASSETS CONSIST OF
Paid-in capital	$222,352,513	$6,192,057,717	$150,153,943	$5,913,134,039
Accumulated earnings	36,215,502	169,480,334	12,423,759	449,912,126
NET ASSETS	$258,568,015	$6,361,538,051	$162,577,702	$6,363,046,165
NET ASSET VALUE
Shares outstanding	7,300,000	168,200,000	4,500,000	105,600,000
Net asset value	$35.42	$37.82	$36.13	$60.26
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$—	$—	$—	$5,067,509,066
(b) Securities loaned, at value	$—	$623,945,571	$—	$39,336,432
(c) Investments, at cost—affiliated	$212,226,573	$6,417,369,598	$137,414,715	$50,838,270
(d) Foreign currency, at cost	$—	$—	$—	$10,390,701
See notes to financial statements.
Statements of Assets and Liabilities
70

Statements of Assets and Liabilities (continued)
July 31, 2025

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$62,566,196,501	$10,115,136,489
Investments, at value—affiliated(c)	217,880,254	370,973,061
Cash	5,508	10,135
Foreign currency collateral pledged for futures contracts(d)	20,520,278	4,307,801
Foreign currency, at value(e)	105,829,368	20,438,476
Receivables:
Investments sold	—	20,657,304
Securities lending income—affiliated	61,139	1,003,307
Dividends—unaffiliated	43,843,850	15,758,042
Dividends—affiliated	57,110	8,615
Tax reclaims	112,247,117	11,009,931
Foreign withholding tax claims	60,808,389	—
Total assets	63,127,449,514	10,559,303,161
LIABILITIES
Collateral on securities loaned, at value	201,519,444	367,439,335
Payables:
Investments purchased	21,964,871	22,252,056
Deferred foreign capital gain tax	—	286,130
Investment advisory fees	16,892,678	3,456,128
Professional fees	6,407,757	89,148
Variation margin on futures contracts	1,337,712	216,842
Total liabilities	248,122,462	393,739,639
Commitments and contingent liabilities
NET ASSETS	$62,879,327,052	$10,165,563,522
NET ASSETS CONSIST OF
Paid-in capital	$56,643,762,786	$10,778,716,335
Accumulated earnings (loss)	6,235,564,266	(613,152,813)
NET ASSETS	$62,879,327,052	$10,165,563,522
NET ASSET VALUE
Shares outstanding	721,200,000	141,200,000
Net asset value	$87.19	$71.99
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$45,821,145,337	$9,610,053,636
(b) Securities loaned, at value	$187,267,825	$335,332,824
(c) Investments, at cost—affiliated	$217,880,254	$370,979,058
(d) Foreign currency collateral pledged, at cost	$20,708,069	$4,504,617
(e) Foreign currency, at cost	$108,303,475	$20,663,414
See notes to financial statements.
71
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2025

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$—	$170,450,876
Dividends—affiliated	6,884,384	182,913,420	5,255,118	297,220
Interest—unaffiliated	—	—	—	81,606
Securities lending income—affiliated—net	815,464	724,844	15,334	344,440
Other income—unaffiliated	—	—	—	225,304
Foreign taxes withheld	—	—	—	(15,466,456)
Foreign withholding tax claims	—	—	—	1,515,322
Total investment income	7,699,848	183,638,264	5,270,452	157,448,312
EXPENSES
Investment advisory	908,880	23,888,431	655,438	16,546,982
Interest expense	5,868	2,900	—	10,027
Commitment costs	—	39,896	—	39,896
Professional	—	—	—	152,089
Total expenses	914,748	23,931,227	655,438	16,748,994
Less:
Investment advisory fees waived	(842,994)	(22,045,298)	(609,710)	—
Total expenses after fees waived	71,754	1,885,929	45,728	16,748,994
Net investment income	7,628,094	181,752,335	5,224,724	140,699,318
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	—	—	—	(96,321,865)
Investments—affiliated	247,286	13,535,893	284,061	(2,380)
Forward foreign currency exchange contracts	(12,714,062)	(581,914,990)	(9,645,429)	—
Foreign currency transactions	(4,604)	—	—	708,281
Futures contracts	—	—	—	2,743,794
In-kind redemptions—unaffiliated(b)	—	—	—	19,908,747
In-kind redemptions—affiliated(b)	10,828,344	705,443,402	3,103,187	—
	(1,643,036)	137,064,305	(6,258,181)	(72,963,423)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	—	—	—	685,600,212
Investments—affiliated	16,720,183	(11,767,795)	14,082,055	(1,451)
Forward foreign currency exchange contracts	9,332,839	336,011,900	8,946,638	—
Foreign currency translations	207	—	—	144,749
Futures contracts	—	—	—	70,262
	26,053,229	324,244,105	23,028,693	685,813,772
Net realized and unrealized gain	24,410,193	461,308,410	16,770,512	612,850,349
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,038,287	$643,060,745	$21,995,236	$753,549,667
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(551,856)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$1,231,405
See notes to financial statements.
Statements of Operations
72

Statements of Operations (continued)
Year Ended July 31, 2025

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,897,988,245	$322,633,807
Dividends—affiliated	2,567,752	192,481
Interest—unaffiliated	1,019,859	166,328
Securities lending income—affiliated—net	824,024	6,562,483
Other income—unaffiliated	1,775,375	209,274
Foreign taxes withheld	(130,782,531)	(27,690,203)
Foreign withholding tax claims	2,943,320	833,935
Total investment income	1,776,336,044	302,908,105
EXPENSES
Investment advisory	182,022,209	36,346,182
Professional	335,219	107,259
Interest expense	—	322
Total expenses	182,357,428	36,453,763
Net investment income	1,593,978,616	266,454,342
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(626,928,894)	(143,493,780)
Investments—affiliated	54,875	135,521
Foreign currency transactions	10,430,685	769,295
Futures contracts	25,640,139	4,439,951
In-kind redemptions—unaffiliated(a)	37,087,532	286,181,564
	(553,715,663)	148,032,551
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	5,670,263,410	923,322,188
Investments—affiliated	(70,813)	(131,677)
Foreign currency translations	4,872,988	(997,444)
Futures contracts	3,401,696	1,262,339
	5,678,467,281	923,455,406
Net realized and unrealized gain	5,124,751,618	1,071,487,957
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,718,730,234	$1,337,942,299
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$(281,043)
See notes to financial statements.
73
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,628,094	$6,108,321	$181,752,335	$159,717,633
Net realized gain (loss)	(1,643,036)	9,197,762	137,064,305	443,268,795
Net change in unrealized appreciation (depreciation)	26,053,229	13,066,242	324,244,105	152,342,274
Net increase in net assets resulting from operations	32,038,287	28,372,325	643,060,745	755,328,702
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,614,942)	(6,088,385)	(181,045,462)	(159,638,899)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,586,775	26,978,736	(760,645,446)	2,507,919,371
NET ASSETS
Total increase (decrease) in net assets	29,010,120	49,262,676	(298,630,163)	3,103,609,174
Beginning of year	229,557,895	180,295,219	6,660,168,214	3,556,559,040
End of year	$258,568,015	$229,557,895	$6,361,538,051	$6,660,168,214

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
74

Statements of Changes in Net Assets(continued)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF		iShares MSCI ACWI ex U.S. ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,224,724	$3,362,451	$140,699,318	$116,577,104
Net realized gain (loss)	(6,258,181)	6,930,602	(72,963,423)	12,906,918
Net change in unrealized appreciation (depreciation)	23,028,693	7,391,534	685,813,772	280,498,819
Net increase in net assets resulting from operations	21,995,236	17,684,587	753,549,667	409,982,841
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,192,410)	(3,365,192)	(157,695,029)	(130,886,807)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,130,447)	39,311,979	1,200,799,242	(332,138,545)
NET ASSETS
Total increase (decrease) in net assets	11,672,379	53,631,374	1,796,653,880	(53,042,511)
Beginning of year	150,905,323	97,273,949	4,566,392,285	4,619,434,796
End of year	$162,577,702	$150,905,323	$6,363,046,165	$4,566,392,285

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
75
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI EAFE ETF		iShares MSCI EAFE Small-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,593,978,616	$1,377,557,656	$266,454,342	$256,151,988
Net realized gain (loss)	(553,715,663)	49,788,592	148,032,551	(134,558,016)
Net change in unrealized appreciation (depreciation)	5,678,467,281	4,083,835,256	923,455,406	579,821,371
Net increase in net assets resulting from operations	6,718,730,234	5,511,181,504	1,337,942,299	701,415,343
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,819,191,272)	(1,557,518,348)	(320,855,509)	(269,724,422)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,215,433,096	656,390,035	(602,864,846)	(1,720,856,783)
NET ASSETS
Total increase (decrease) in net assets	7,114,972,058	4,610,053,191	414,221,944	(1,289,165,862)
Beginning of year	55,764,354,994	51,154,301,803	9,751,341,578	11,040,507,440
End of year	$62,879,327,052	$55,764,354,994	$10,165,563,522	$9,751,341,578

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
76

Financial Highlights
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$32.11	$28.85	$29.49	$32.11	$25.83
Net investment income(a)	1.06	0.92	0.71	1.04	0.64
Net realized and unrealized gain (loss)(b)	3.31	3.24	2.92	(2.63)	6.25
Net increase (decrease) from investment operations	4.37	4.16	3.63	(1.59)	6.89
Distributions(c)
From net investment income	(1.06)	(0.90)	(0.65)	(1.03)	(0.61)
From net realized gain	—	—	(3.62)	—	—
Total distributions	(1.06)	(0.90)	(4.27)	(1.03)	(0.61)
Net asset value, end of year	$35.42	$32.11	$28.85	$29.49	$32.11
Total Return(d)
Based on net asset value	13.82%	14.62%	13.81%	(5.03)%	26.76%
Ratios to Average Net Assets(e)
Total expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.19%	3.08%	2.55%	3.33%	2.12%
Supplemental Data
Net assets, end of year (000)	$258,568	$229,558	$180,295	$120,300	$120,406
Portfolio turnover rate(f)	12%	9%	12%	5%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
77
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$35.12	$30.97	$32.77	$34.28	$26.72
Net investment income(a)	1.04	1.10	0.68	1.47	0.75
Net realized and unrealized gain (loss)(b)	2.77	4.05	4.08	(1.59)	7.55
Net increase (decrease) from investment operations	3.81	5.15	4.76	(0.12)	8.30
Distributions(c)
From net investment income	(1.11)	(1.00)	(0.67)	(1.39)	(0.74)
From net realized gain	—	—	(5.89)	—	—
Total distributions	(1.11)	(1.00)	(6.56)	(1.39)	(0.74)
Net asset value, end of year	$37.82	$35.12	$30.97	$32.77	$34.28
Total Return(d)
Based on net asset value	11.04%	16.81%	16.89%	(0.29)%	31.22%
Ratios to Average Net Assets(e)
Total expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	2.89%	3.32%	2.24%	4.32%	2.42%
Supplemental Data
Net assets, end of year (000)	$6,361,538	$6,660,168	$3,556,559	$3,663,639	$2,838,619
Portfolio turnover rate(f)	14%	12%	15%	7%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
78

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$32.31	$28.78	$32.76	$36.63	$26.78
Net investment income(a)	1.12	0.87	0.48	1.37	0.62
Net realized and unrealized gain (loss)(b)	3.83	3.48	2.35	(3.91)	9.78
Net increase (decrease) from investment operations	4.95	4.35	2.83	(2.54)	10.40
Distributions(c)
From net investment income	(1.13)	(0.82)	(0.47)	(1.33)	(0.55)
From net realized gain	—	—	(6.34)	—	—
Total distributions	(1.13)	(0.82)	(6.81)	(1.33)	(0.55)
Net asset value, end of year	$36.13	$32.31	$28.78	$32.76	$36.63
Total Return(d)
Based on net asset value	15.65%	15.34%	10.67%	(6.97)%	38.96%
Ratios to Average Net Assets(e)
Total expenses	0.43%	0.43%	0.43%	0.43%	0.43%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.43%	2.91%	1.64%	3.92%	1.85%
Supplemental Data
Net assets, end of year (000)	$162,578	$150,905	$97,274	$107,768	$98,178
Portfolio turnover rate(f)	16%	12%	17%	7%	11%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
79
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$54.36	$51.10	$46.36	$56.45	$45.11
Net investment income(a)	1.50 (b)	1.32 (b)	1.43 (b)	1.38 (b)	1.14
Net realized and unrealized gain (loss)(c)	6.01	3.44	4.49	(9.73)	11.31
Net increase (decrease) from investment operations	7.51	4.76	5.92	(8.35)	12.45
Distributions from net investment income(d)	(1.61)	(1.50)	(1.18)	(1.74)	(1.11)
Net asset value, end of year	$60.26	$54.36	$51.10	$46.36	$56.45
Total Return(e)
Based on net asset value	14.02%(b)	9.50%(b)	12.96%(b)	(15.04)%(b)	27.66%
Ratios to Average Net Assets(f)
Total expenses	0.32%	0.32%	0.34%	0.32%	0.32%
Total expenses after fees waived	0.32%	0.32%	0.34%	0.32%	0.31%
Total expenses excluding professional fees for foreign withholding tax claims	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income	2.67%(b)	2.60%(b)	3.04%(b)	2.62%(b)	2.14%
Supplemental Data
Net assets, end of year (000)	$6,363,046	$4,566,392	$4,619,435	$4,125,856	$4,290,381
Portfolio turnover rate(g)	5%	6%	5%	8%	10%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024, July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.00, $0.06 and $0.01.
• Total return by 0.02%, 0.01%, 0.12% and 0.02%.
• Ratio of net investment income to average net assets by 0.03%, 0.01%, 0.12% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
80

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$80.33	$74.40	$65.61	$79.41	$62.17
Net investment income(a)	2.26 (b)	2.04 (b)	2.00 (b)	2.09 (b)	1.90
Net realized and unrealized gain (loss)(c)	7.18	6.21	8.37	(12.88)	17.14
Net increase (decrease) from investment operations	9.44	8.25	10.37	(10.79)	19.04
Distributions from net investment income(d)	(2.58)	(2.32)	(1.58)	(3.01)	(1.80)
Net asset value, end of year	$87.19	$80.33	$74.40	$65.61	$79.41
Total Return(e)
Based on net asset value	11.92%(b)	11.27%(b)	15.94%(b)(f)	(13.84)%(b)	30.73%
Ratios to Average Net Assets(g)
Total expenses	0.32%	0.32%	0.33%	0.33%	0.37%
Total expenses excluding professional fees for foreign withholding tax claims	0.31%	0.32%	0.32%	0.32%	0.32%
Net investment income	2.76%(b)	2.72%(b)	2.96%(b)	2.82%(b)	2.60%
Supplemental Data
Net assets, end of year (000)	$62,879,327	$55,764,355	$51,154,302	$47,594,212	$57,269,991
Portfolio turnover rate(h)	4%	3%	2%	5%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024, July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.00, $0.01, $0.03 and $0.07.
• Total return by 0.00%, 0.01%, 0.04% and 0.10%.
• Ratio of net investment income to average net assets by 0.00%, 0.02%, 0.04% and 0.09%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
81
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$64.92	$61.27	$58.15	$75.41	$55.23
Net investment income(a)	1.90 (b)	1.57 (b)	1.65 (b)	1.70 (b)	1.39
Net realized and unrealized gain (loss)(c)	7.46	3.81	2.47	(16.38)	20.00
Net increase (decrease) from investment operations	9.36	5.38	4.12	(14.68)	21.39
Distributions from net investment income(d)	(2.29)	(1.73)	(1.00)	(2.58)	(1.21)
Net asset value, end of year	$71.99	$64.92	$61.27	$58.15	$75.41
Total Return(e)
Based on net asset value	14.80%(b)	8.98%(b)	7.12%(b)	(19.80)%(b)	38.84%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.40%	0.40%	0.39%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.40%	0.39%	0.39%	0.39%
Net investment income	2.90%(b)	2.62%(b)	2.88%(b)	2.50%(b)	2.03%
Supplemental Data
Net assets, end of year (000)	$10,165,564	$9,751,342	$11,040,507	$10,966,490	$13,135,610
Portfolio turnover rate(g)	18%	14%	11%	15%	17%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024, July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.01, $0.01 and $0.03.
• Total return by 0.01%, 0.02%, 0.03% and 0.04%.
• Ratio of net investment income to average net assets by 0.01%, 0.01%, 0.02% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
82

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Currency Hedged MSCI ACWI ex U.S.	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified
Currently each currency hedged Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”).  The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the Funds.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.   However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
83
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Financial Statements
84

Notes to Financial Statements  (continued)
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
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Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Currency Hedged MSCI EAFE
Barclays Bank PLC	$11,867,712	$(11,867,712)	$—	$—
BNP Paribas SA	15,245,984	(15,245,984)	—	—
Citigroup Global Markets Inc.	62,603,056	(62,603,056)	—	—
Morgan Stanley	425,084,640	(425,084,640)	—	—
RBC Capital Markets LLC	61,841,632	(61,841,632)	—	—
Toronto-Dominion Bank	40,791,059	(40,791,059)	—	—
Wells Fargo Securities LLC	6,511,488	(6,511,488)	—	—
	$623,945,571	$(623,945,571)	$—	$—
MSCI ACWI ex U.S.
Barclays Capital, Inc.	$3,752,811	$(3,752,811)	$—	$—
BNP Paribas SA	48,171	(48,171)	—	—
BofA Securities, Inc.	4,990,327	(4,990,327)	—	—
Citigroup Global Markets Ltd.	421,737	(421,737)	—	—
Citigroup Global Markets, Inc.	6,186,998	(6,186,998)	—	—
Goldman Sachs & Co. LLC	11,157,453	(11,157,453)	—	—
Goldman Sachs & Co. LLC	1,762,485	(1,762,485)	—	—
J.P. Morgan Securities LLC	541,660	(541,660)	—	—
Jefferies LLC	2,267,187	(2,267,187)	—	—
Macquarie Bank Ltd.	359,618	(359,618)	—	—
Morgan Stanley	4,935,187	(4,935,187)	—	—
Morgan Stanley & Co. International PLC	—	—	—	—
Nomura Securities International, Inc.	712,711	(712,711)	—	—
SG Americas Securities LLC	691,681	(691,681)	—	—
State Street Bank & Trust Co.	609,206	(609,206)	—	—
UBS AG	899,200	(899,200)	—	—
	$39,336,432	$(39,336,432)	$—	$—
MSCI EAFE
BofA Securities, Inc.	$37,701,333	$(37,701,333)	$—	$—
Citigroup Global Markets, Inc.	18,989,534	(18,989,534)	—	—
Goldman Sachs & Co. LLC	55,725,227	(55,725,227)	—	—
HSBC Bank PLC	19,517,126	(19,517,126)	—	—
Morgan Stanley	55,171,414	(55,171,414)	—	—
State Street Bank & Trust Co.	163,191	(163,191)	—	—
	$187,267,825	$(187,267,825)	$—	$—
MSCI EAFE Small-Cap
Barclays Bank PLC	$920,900	$(920,900)	$—	$—
Barclays Capital, Inc.	23,038,504	(23,038,504)	—	—
BNP Paribas SA	12,817,880	(12,817,880)	—	—
BofA Securities, Inc.	19,609,053	(19,609,053)	—	—
Citigroup Global Markets, Inc.	17,915,252	(17,915,252)	—	—
Goldman Sachs & Co. LLC	122,467,053	(122,467,053)	—	—
HSBC Bank PLC	30,315,717	(30,315,717)	—	—
J.P. Morgan Securities LLC	16,612,566	(16,612,566)	—	—
Jefferies LLC	687,039	(687,039)	—	—
Macquarie Bank Ltd.	414,591	(414,591)	—	—
Mizuho Securities USA Inc.	15,661	(15,661)	—	—
Morgan Stanley	70,709,813	(70,709,813)	—	—
Nomura Securities International, Inc.	6,700,962	(6,700,962)	—	—
Scotia Capital (USA), Inc.	511,803	(511,803)	—	—
SG Americas Securities LLC	140,553	(140,553)	—	—
State Street Bank & Trust Co.	5,370,224	(5,370,224)	—	—
Toronto-Dominion Bank	14,669	(14,669)	—	—
UBS AG	6,537,522	(6,537,522)	—	—
Wells Fargo Securities LLC	533,062	(533,062)	—	—
	$335,332,824	$(335,332,824)	$—	$—
Notes to Financial Statements
86

Notes to Financial Statements  (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Currency Hedged MSCI ACWI ex U.S.	0.38%
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43
For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204
For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.380000
Over $18 billion, up to and including $24 billion	0.361000
Over $24 billion, up to and including $30 billion	0.342950
Over $30 billion	0.325802
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.
For ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
Notes to Financial Statements
88

Notes to Financial Statements  (continued)
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Currency Hedged MSCI ACWI ex U.S.	$842,994
Currency Hedged MSCI EAFE	22,045,298
Currency Hedged MSCI EAFE Small-Cap	609,710
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Currency Hedged MSCI ACWI ex U.S.	$193,712
Currency Hedged MSCI EAFE	297,826
Currency Hedged MSCI EAFE Small-Cap	6,197
MSCI ACWI ex U.S.	85,058
MSCI EAFE	245,661
MSCI EAFE Small-Cap	1,562,000
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI ex U.S.	$17,941,572	$32,057,217	$(17,582,821)
MSCI EAFE	428,944,792	464,143,262	(245,752,814)
MSCI EAFE Small-Cap	580,302,982	388,669,545	202,475,152
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Currency Hedged MSCI ACWI ex U.S.	$29,781,739	$33,196,449
Currency Hedged MSCI EAFE	865,909,646	1,154,372,687
Currency Hedged MSCI EAFE Small-Cap	24,066,743	24,745,194
MSCI ACWI ex U.S.	606,191,439	269,494,211
MSCI EAFE	3,207,485,009	2,157,700,978
MSCI EAFE Small-Cap	1,720,526,068	1,624,716,306
For the year ended July 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI ACWI ex U.S.	$51,899,803	$47,717,179
Currency Hedged MSCI EAFE	2,899,381,226	3,635,338,221
Currency Hedged MSCI EAFE Small-Cap	21,073,932	26,681,225
MSCI ACWI ex U.S.	903,454,211	60,634,791
MSCI EAFE	983,700,093	90,818,674
MSCI EAFE Small-Cap	895,949,223	1,532,389,001
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Currency Hedged MSCI ACWI ex U.S.	$10,487,918	$ (10,487,918)
Currency Hedged MSCI EAFE	669,067,643	(669,067,643)
Currency Hedged MSCI EAFE Small-Cap	2,673,558	(2,673,558)
MSCI ACWI ex U.S.	18,704,880	(18,704,880)
MSCI EAFE	35,693,200	(35,693,200)
MSCI EAFE Small-Cap	264,722,819	(264,722,819)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
Currency Hedged MSCI ACWI ex U.S.
Ordinary income	$7,614,942	$6,088,385
Currency Hedged MSCI EAFE
Ordinary income	$181,045,462	$159,638,899
Notes to Financial Statements
90

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
Currency Hedged MSCI EAFE Small-Cap
Ordinary income	$5,192,410	$3,365,192
MSCI ACWI ex U.S.
Ordinary income	$157,695,029	$130,886,807
MSCI EAFE
Ordinary income	$1,819,191,272	$1,557,518,348
MSCI EAFE Small-Cap
Ordinary income	$320,855,509	$269,724,422
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Currency Hedged MSCI ACWI ex U.S.	$38,405	$(8,385,019)	$44,562,116	$36,215,502
Currency Hedged MSCI EAFE	1,000,784	(402,639,212)	571,118,762	169,480,334
Currency Hedged MSCI EAFE Small-Cap	32,314	(10,610,973)	23,002,418	12,423,759
MSCI ACWI ex U.S.	34,338,100	(747,165,202)	1,162,739,228	449,912,126
MSCI EAFE	243,554,416	(9,567,009,698)	15,559,019,548	6,235,564,266
MSCI EAFE Small-Cap	95,587,302	(1,047,878,182)	339,138,067	(613,152,813)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI ACWI ex U.S.	$214,763,360	$45,858,356	$(1,296,240)	$44,562,116
Currency Hedged MSCI EAFE	6,426,818,518	607,713,975	(36,595,213)	571,118,762
Currency Hedged MSCI EAFE Small-Cap	139,414,192	23,879,228	(876,810)	23,002,418
MSCI ACWI ex U.S.	5,220,037,564	1,597,570,825	(421,494,957)	1,176,075,868
MSCI EAFE	47,231,110,354	20,302,691,407	(4,746,277,026)	15,556,414,381
MSCI EAFE Small-Cap	10,146,935,353	1,916,161,848	(1,576,247,401)	339,914,447
9. LINE OF CREDIT
The iShares Currency Hedged MSCI EAFE ETF and iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2025, the iShares Currency Hedged MSCI EAFE ETF did not borrow under the Syndicated Credit Agreement.
For the year ended July 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI ACWI ex U.S.	$11,000,000	$156,712	6.02%
91
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Notes to Financial Statements
92

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI ACWI ex U.S.
Shares sold	1,580,000	$51,823,350	950,000	$28,571,881
Shares redeemed	(1,430,000)	(47,236,575)	(50,000)	(1,593,145)
	150,000	$4,586,775	900,000	$26,978,736
Currency Hedged MSCI EAFE
Shares sold	79,150,000	$2,883,084,854	97,950,000	$3,322,608,956
Shares redeemed	(100,600,000)	(3,643,730,300)	(23,150,000)	(814,689,585)
	(21,450,000)	$(760,645,446)	74,800,000	$2,507,919,371
Currency Hedged MSCI EAFE Small-Cap
Shares sold	650,000	$21,187,686	1,370,000	$41,592,001
Shares redeemed	(820,000)	(26,318,133)	(80,000)	(2,280,022)
	(170,000)	$(5,130,447)	1,290,000	$39,311,979
MSCI ACWI ex U.S.
Shares sold	23,000,000	$1,274,648,635	2,200,000	$109,424,934
Shares redeemed	(1,400,000)	(73,849,393)	(8,600,000)	(441,563,479)
	21,600,000	$1,200,799,242	(6,400,000)	$(332,138,545)
MSCI EAFE
Shares sold	28,200,000	$2,306,784,107	33,000,000	$2,563,390,724
Shares redeemed	(1,200,000)	(91,351,011)	(26,400,000)	(1,907,000,689)
	27,000,000	$2,215,433,096	6,600,000	$656,390,035
93
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE Small-Cap
Shares sold	14,200,000	$937,327,033	3,600,000	$218,376,996
Shares redeemed	(23,200,000)	(1,540,191,879)	(33,600,000)	(1,939,233,779)
	(9,000,000)	$(602,864,846)	(30,000,000)	$(1,720,856,783)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding claims, Swedish tax claim receivables and related liabilities are disclosed in the statements of assets and liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of July 31, 2025, is $54,400,632 or $0.08 per share.
The iShares MSCI ACWI ex U.S. ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of July 31, 2025, is $126,282 or $0.00 per share.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S., iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
During the year, the iShares MSCI EAFE ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2021 and 2022, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
94

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small-Cap ETF
iShares MSCI ACWI ex U.S. ETF
iShares MSCI EAFE ETF
iShares MSCI EAFE Small-Cap ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
95
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Dividend Income
Currency Hedged MSCI ACWI ex U.S.	$5,614,189
Currency Hedged MSCI EAFE	173,568,603
Currency Hedged MSCI EAFE Small-Cap	3,865,747
MSCI ACWI ex U.S.	137,759,692
MSCI EAFE	1,768,806,003
MSCI EAFE Small-Cap	258,684,367
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Currency Hedged MSCI ACWI ex U.S.	$7,442,974	$579,856
Currency Hedged MSCI EAFE	195,299,509	12,727,574
Currency Hedged MSCI EAFE Small-Cap	5,626,012	379,708
MSCI ACWI ex U.S.	170,480,951	13,234,723
MSCI EAFE	1,898,219,479	126,687,650
MSCI EAFE Small-Cap	322,720,722	23,105,003
Important Tax Information
96

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
97
2025 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
98

Board Review and Approval of Investment Advisory Contract
iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
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May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
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for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Currency Hedged MSCI EAFE ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
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Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
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The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than
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the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
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Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI ACWI ex U.S. ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA.
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Board Review and Approval of Investment Advisory Contract (continued)
The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
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Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
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Board Review and Approval of Investment Advisory Contract (continued)
iShares MSCI EAFE ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
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May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees
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Board Review and Approval of Investment Advisory Contract (continued)
or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally
Board Review and Approval of Investment Advisory Contract
110

Board Review and Approval of Investment Advisory Contract (continued)
performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges
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Board Review and Approval of Investment Advisory Contract (continued)
of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
112

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
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July 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares MSCI EAFE Growth ETF | EFG | Cboe BZX Exchange
• iShares MSCI EAFE Value ETF | EFV | Cboe BZX Exchange

2

Schedule of Investments
July 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.1%
Aristocrat Leisure Ltd.	770,357	$34,494,180
ASX Ltd.	132,541	5,941,031
BlueScope Steel Ltd.	210,339	3,188,800
Brambles Ltd.	1,872,826	28,653,193
CAR Group Ltd.	513,943	12,509,126
Cochlear Ltd.	89,724	18,317,423
Coles Group Ltd.	1,837,149	24,459,738
Commonwealth Bank of Australia	2,287,739	259,725,909
Computershare Ltd.	717,797	19,322,665
CSL Ltd.	661,952	114,507,240
Evolution Mining Ltd.	2,729,584	12,353,331
Goodman Group	1,805,667	40,371,946
James Hardie Industries PLC(a)(b)	790,980	20,761,191
Lottery Corp. Ltd. (The)	1,983,983	6,881,207
Medibank Pvt Ltd.	1,321,239	4,318,342
Northern Star Resources Ltd.	1,861,001	18,489,653
Pro Medicus Ltd.	78,825	16,187,074
Qantas Airways Ltd.	1,016,835	7,052,093
QBE Insurance Group Ltd.	724,927	10,753,724
REA Group Ltd.	72,504	11,044,603
Reece Ltd.	305,351	2,643,901
SGH Ltd.	279,138	9,129,858
Sigma Healthcare Ltd.(b)	6,299,601	11,636,091
Transurban Group	4,251,860	37,628,206
Wesfarmers Ltd.	1,551,324	84,856,642
WiseTech Global Ltd.	273,863	20,742,425
Woolworths Group Ltd.	1,666,613	33,645,746
Xero Ltd.(a)	223,637	25,754,161
		895,369,499
Austria — 0.1%
Verbund AG	93,384	6,953,324
Belgium — 1.1%
Anheuser-Busch InBev SA	675,721	38,848,993
Argenx SE(a)	83,482	56,068,941
D'ieteren Group	29,449	5,817,150
Lotus Bakeries NV	560	4,734,472
UCB SA	172,486	37,059,451
		142,529,007
Denmark — 3.2%
Carlsberg A/S, Class B	84,715	10,561,181
Coloplast A/S, Class B	172,026	15,711,481
Demant A/S(a)	117,252	4,442,396
DSV A/S	279,399	62,609,097
Genmab A/S(a)	87,479	18,834,004
Novo Nordisk A/S, Class B	4,402,813	204,765,878
Novonesis Novozymes B, Class B	482,125	31,192,289
Pandora A/S	111,872	18,469,572
Rockwool A/S, Class B	129,478	5,673,805
Vestas Wind Systems A/S	1,383,743	25,264,504
		397,524,207
Finland — 0.5%
Kone OYJ, Class B	301,412	18,509,241
Metso OYJ	852,714	10,709,478
Neste OYJ	376,988	5,949,859
Orion OYJ, Class B	148,690	11,903,932
Wartsila OYJ Abp	685,599	18,942,004
		66,014,514
France — 12.6%
Accor SA	268,844	13,626,054
Security	Shares	Value
France (continued)
Aeroports de Paris SA	47,496	$5,764,801
Air Liquide SA	790,728	155,565,013
Airbus SE	812,330	163,323,057
BioMerieux	56,816	8,129,475
Bureau Veritas SA	432,928	13,332,494
Capgemini SE	222,683	33,152,222
Dassault Aviation SA	26,883	8,370,210
Dassault Systemes SE	917,179	30,130,451
Edenred SE	327,980	9,366,480
EssilorLuxottica SA	406,539	120,886,140
Eurofins Scientific SE	81,176	6,216,734
Euronext NV(c)	69,326	11,174,581
FDJ UNITED	152,794	4,765,924
Getlink SE	207,300	3,759,574
Hermes International SCA	43,296	105,879,842
Legrand SA	358,561	52,961,867
L'Oreal SA	328,699	145,443,703
LVMH Moet Hennessy Louis Vuitton SE	376,051	201,868,600
Safran SA	492,265	162,324,965
Sartorius Stedim Biotech	39,625	7,918,279
Schneider Electric SE	747,582	193,469,153
Sodexo SA	42,419	2,522,804
Thales SA	126,777	34,102,209
Vinci SA	676,771	94,009,423
		1,588,064,055
Germany — 10.2%
adidas AG	233,769	44,679,994
Beiersdorf AG	135,338	16,817,387
Brenntag SE	166,947	10,357,243
CTS Eventim AG & Co. KGaA	85,599	9,666,213
Daimler Truck Holding AG	228,062	11,094,135
Delivery Hero SE, Class A(a)(c)	260,523	7,775,164
Deutsche Boerse AG	257,419	74,493,771
Deutsche Telekom AG, Registered	1,670,124	59,900,497
E.ON SE	3,069,236	55,992,787
GEA Group AG	199,844	14,354,842
Hannover Rueck SE	82,265	24,954,542
Infineon Technologies AG	893,240	35,089,247
Knorr-Bremse AG	99,504	9,931,040
MTU Aero Engines AG	73,663	31,775,140
Nemetschek SE	78,534	11,701,021
QIAGEN NV	148,192	7,348,198
Rational AG	7,018	5,417,524
Rheinmetall AG	61,114	120,974,921
SAP SE	1,427,533	408,210,942
Scout24 SE(c)	102,162	13,653,094
Siemens AG, Registered	519,486	132,314,706
Siemens Energy AG(a)	928,805	107,535,800
Siemens Healthineers AG(c)	463,501	24,965,381
Symrise AG, Class A	181,156	16,421,292
Talanx AG(a)	88,568	11,739,426
Vonovia SE	504,972	15,672,093
Zalando SE(a)(c)	307,962	8,979,570
		1,291,815,970
Hong Kong — 2.1%
AIA Group Ltd.	7,310,200	68,161,515
CK Infrastructure Holdings Ltd.	859,500	6,053,448
CLP Holdings Ltd.	2,252,500	19,551,193
Futu Holdings Ltd., ADR	83,839	12,884,378
Galaxy Entertainment Group Ltd.	2,979,000	14,527,579
Hong Kong & China Gas Co. Ltd.	15,275,000	13,633,903
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	1,643,200	$88,928,005
MTR Corp. Ltd.	1,066,500	3,836,487
Sands China Ltd.	3,330,000	8,061,155
Techtronic Industries Co. Ltd.	2,008,500	24,016,937
Wharf Holdings Ltd. (The)	1,467,000	4,176,745
		263,831,345
Ireland — 0.5%
Kerry Group PLC, Class A	146,302	13,513,910
Kingspan Group PLC	211,081	17,518,009
Ryanair Holdings PLC	1,163,495	34,209,879
		65,241,798
Israel — 0.9%
Check Point Software Technologies Ltd.(a)	118,277	22,023,177
CyberArk Software Ltd.(a)	64,102	26,376,050
Elbit Systems Ltd.	36,791	16,972,878
Monday.com Ltd.(a)(b)	55,392	14,528,768
Nice Ltd.(a)	56,393	8,803,574
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	550,644	8,507,450
Wix.com Ltd.(a)	72,527	9,865,848
		107,077,745
Italy — 2.0%
Davide Campari-Milano NV(b)	295,101	2,032,604
DiaSorin SpA	30,532	2,984,961
Ferrari NV	172,319	75,563,136
FinecoBank Banca Fineco SpA	293,540	6,250,645
Infrastrutture Wireless Italiane SpA(c)	383,248	4,530,870
Leonardo SpA	552,137	29,761,908
Moncler SpA	318,679	16,995,973
Prysmian SpA	383,361	30,616,522
Recordati Industria Chimica e Farmaceutica SpA	157,812	9,051,099
UniCredit SpA	958,252	70,502,208
		248,289,926
Japan — 21.8%
Advantest Corp.	1,047,400	69,651,150
Aeon Co. Ltd.	1,015,800	32,447,526
Ajinomoto Co. Inc.	1,238,600	32,768,927
Asahi Group Holdings Ltd.	1,971,300	25,008,067
Asics Corp.	905,900	21,297,063
Bandai Namco Holdings Inc.	526,700	17,031,855
Canon Inc.	831,400	23,613,955
Capcom Co. Ltd.	475,200	12,096,564
Chugai Pharmaceutical Co. Ltd.	918,300	44,020,482
Daifuku Co. Ltd.	440,500	11,151,782
Dai-ichi Life Holdings Inc.	2,398,000	18,973,414
Daiichi Sankyo Co. Ltd.	2,347,900	57,598,495
Daikin Industries Ltd.	360,800	44,362,436
Denso Corp.	900,900	12,222,887
Disco Corp.	126,100	37,265,888
East Japan Railway Co.	431,100	9,240,268
ENEOS Holdings Inc.	1,310,300	6,877,283
FANUC Corp.	1,293,900	36,018,230
Fast Retailing Co. Ltd.	261,000	79,612,751
Fujikura Ltd.	344,800	23,405,861
Fujitsu Ltd.	2,406,600	52,425,174
Hikari Tsushin Inc.	24,200	6,506,380
Hitachi Ltd.	6,261,600	191,608,990
Hoshizaki Corp.	149,200	5,109,022
Hoya Corp.	472,800	59,649,716
IHI Corp.	100,000	11,135,672
ITOCHU Corp.	1,625,000	85,235,469
Japan Exchange Group Inc.	680,700	6,652,057
Security	Shares	Value
Japan (continued)
Kao Corp.	221,500	$9,966,712
Keyence Corp.	265,948	96,201,719
Kikkoman Corp.	931,100	8,179,676
Kirin Holdings Co. Ltd.	693,200	9,134,758
Kobe Bussan Co. Ltd.	206,600	5,501,615
Konami Group Corp.	137,700	18,693,975
Lasertec Corp.	109,700	11,052,130
LY Corp.	1,373,100	5,018,906
M3 Inc.	605,600	7,448,150
MatsukiyoCocokara & Co.	296,700	6,092,639
Minebea Mitsumi Inc.	323,500	5,091,363
Mitsubishi Electric Corp.	908,200	20,427,449
Mitsubishi Estate Co. Ltd.	510,400	9,555,920
Mitsubishi Heavy Industries Ltd.	4,381,400	104,612,047
MonotaRO Co. Ltd.	343,900	6,123,798
NEC Corp.	1,678,600	48,202,464
Nexon Co. Ltd.	451,200	8,256,077
Nidec Corp.	1,144,000	21,949,101
Nintendo Co. Ltd.	1,509,100	126,128,890
Nippon Paint Holdings Co. Ltd.	1,287,900	10,918,220
Nippon Sanso Holdings Corp.	235,100	8,321,018
Nissin Foods Holdings Co. Ltd.	270,000	5,121,391
Nitori Holdings Co. Ltd.	70,600	5,978,884
Nomura Research Institute Ltd.	515,470	20,397,362
Obic Co. Ltd.	441,600	15,722,095
Olympus Corp.	1,554,100	18,566,905
Oracle Corp./Japan	52,800	5,710,025
Oriental Land Co. Ltd./Japan	1,478,300	30,438,968
Otsuka Corp.	203,400	3,853,852
Otsuka Holdings Co. Ltd.	602,500	28,684,844
Pan Pacific International Holdings Corp.	519,900	17,393,899
Rakuten Group Inc.(a)	1,345,600	6,808,349
Recruit Holdings Co. Ltd.	1,924,200	114,164,937
Resona Holdings Inc.	1,840,700	16,757,736
Ricoh Co. Ltd.	371,000	3,253,110
Sanrio Co. Ltd.	243,300	9,983,120
SBI Holdings Inc.	131,100	4,870,085
SCREEN Holdings Co. Ltd.	111,400	8,690,303
SCSK Corp.	139,500	4,340,529
Secom Co. Ltd.	201,700	7,243,696
Seven & i Holdings Co. Ltd.	3,026,800	39,902,888
Shimadzu Corp.	211,300	4,677,479
Shimano Inc.	36,600	4,003,889
Shin-Etsu Chemical Co. Ltd.	2,462,800	70,871,758
Shiseido Co. Ltd.	548,700	8,919,406
SMC Corp.	39,100	13,605,761
SoftBank Group Corp.	653,300	49,885,291
Sompo Holdings Inc.	1,219,600	35,962,379
Sony Group Corp.	8,407,200	202,220,902
Sumitomo Metal Mining Co. Ltd.	118,700	2,610,842
Suntory Beverage & Food Ltd.	190,700	5,758,324
Suzuki Motor Corp.	754,300	8,287,926
Sysmex Corp.	685,000	11,128,408
Takeda Pharmaceutical Co. Ltd.	1,414,200	38,847,766
TDK Corp.	2,652,000	32,309,130
Terumo Corp.	1,823,300	30,918,186
TIS Inc.	288,800	9,213,274
Toho Co. Ltd./Tokyo	99,900	6,303,011
Tokio Marine Holdings Inc.	2,511,700	100,852,017
Tokyo Electron Ltd.	612,500	97,374,443
Tokyo Gas Co. Ltd.	450,600	15,089,962
Tokyo Metro Co. Ltd.	258,800	2,788,658
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyu Corp.	342,600	$3,856,551
Trend Micro Inc./Japan	173,000	10,549,266
Unicharm Corp.	1,520,600	10,518,213
Yakult Honsha Co. Ltd.	122,500	1,970,723
Yokogawa Electric Corp.	313,200	8,348,058
Zensho Holdings Co. Ltd.	132,200	6,956,818
ZOZO Inc.	553,400	5,478,311
		2,747,053,721
Netherlands — 5.5%
Adyen NV(a)(c)	34,444	59,076,647
Akzo Nobel NV	234,304	14,714,616
ASM International NV	63,934	30,947,697
ASML Holding NV	538,394	373,146,297
BE Semiconductor Industries NV	111,325	15,041,308
Coca-Cola Europacific Partners PLC	315,416	30,570,119
CVC Capital Partners PLC(c)	290,045	5,561,850
Heineken NV	137,521	10,794,251
IMCD NV	81,086	8,887,892
InPost SA(a)	308,478	4,430,574
Koninklijke Philips NV	398,166	10,398,237
Prosus NV	626,560	35,792,703
Universal Music Group NV	1,501,026	43,179,853
Wolters Kluwer NV	326,068	50,787,998
		693,330,042
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	799,826	17,339,329
Infratil Ltd.	1,261,309	8,612,346
		25,951,675
Norway — 0.4%
Gjensidige Forsikring ASA	274,278	7,214,504
Kongsberg Gruppen ASA	600,023	17,930,564
Mowi ASA	633,221	11,795,314
Norsk Hydro ASA	964,093	5,714,170
Orkla ASA	624,878	6,571,234
Salmar ASA(b)	32,445	1,318,048
		50,543,834
Portugal — 0.2%
EDP Renovaveis SA	430,330	5,052,378
Galp Energia SGPS SA	566,844	10,824,019
Jeronimo Martins SGPS SA	388,425	9,468,893
		25,345,290
Singapore — 2.0%
DBS Group Holdings Ltd.	2,911,940	106,881,212
Grab Holdings Ltd., Class A(a)	3,237,174	15,829,781
Sea Ltd., ADR(a)	522,965	81,922,467
Singapore Exchange Ltd.	1,169,672	14,342,053
Singapore Technologies Engineering Ltd.	2,125,300	14,297,488
Singapore Telecommunications Ltd.	3,536,100	10,538,098
Yangzijiang Shipbuilding Holdings Ltd.	2,301,600	4,514,422
		248,325,521
Spain — 2.5%
Acciona SA	16,910	3,243,251
ACS Actividades de Construccion y Servicios SA	247,628	17,089,983
Aena SME SA(c)	1,023,220	27,553,380
Amadeus IT Group SA	615,864	49,450,031
Banco Santander SA	7,250,077	62,283,830
Cellnex Telecom SA(c)	677,277	23,900,779
Endesa SA	432,564	12,513,820
Ferrovial SE	698,636	35,814,117
Grifols SA(a)	265,675	3,958,592
Security	Shares	Value
Spain (continued)
Industria de Diseno Textil SA	1,491,237	$71,231,954
International Consolidated Airlines Group SA, Class DI	1,704,562	8,545,425
		315,585,162
Sweden — 3.8%
AddTech AB, Class B	354,620	11,921,680
Alfa Laval AB	394,729	17,150,029
Assa Abloy AB, Class B	1,370,691	45,356,482
Atlas Copco AB, Class A	3,672,031	55,919,098
Atlas Copco AB, Class B	2,136,779	28,917,356
Beijer Ref AB, Class B	527,730	8,858,948
Epiroc AB, Class A	899,087	18,299,254
Epiroc AB, Class B	535,105	9,592,286
EQT AB	510,524	17,063,804
Essity AB, Class B	821,819	20,264,010
Evolution AB(c)	202,302	17,996,998
H & M Hennes & Mauritz AB, Class B	776,977	10,467,154
Hexagon AB, Class B	2,832,523	31,123,986
Industrivarden AB, Class A	57,134	2,113,840
Industrivarden AB, Class C	74,227	2,741,178
Indutrade AB	371,220	9,014,854
Investment AB Latour, Class B	203,014	5,182,782
Investor AB, Class B	2,366,177	68,570,670
Lifco AB, Class B	318,031	11,328,607
Nibe Industrier AB, Class B	2,078,653	9,591,758
Saab AB, Class B	438,817	23,869,001
Sagax AB, Class B	301,386	6,379,023
Sandvik AB	1,459,073	35,600,883
Swedish Orphan Biovitrum AB(a)	268,549	7,384,154
Trelleborg AB, Class B	277,645	10,088,171
		484,796,006
Switzerland — 9.7%
ABB Ltd., Registered	2,162,051	141,177,799
Alcon AG	683,125	59,888,182
Avolta AG, Registered	120,545	6,266,357
Baloise Holding AG, Registered	56,236	13,477,795
Barry Callebaut AG, Registered	1,710	2,082,435
BKW AG	28,962	6,466,419
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,297	19,079,609
Chocoladefabriken Lindt & Spruengli AG, Registered	147	21,494,671
Cie Financiere Richemont SA, Class A, Registered	734,912	119,993,624
EMS-Chemie Holding AG, Registered	4,813	3,786,825
Galderma Group AG	162,976	25,117,553
Geberit AG, Registered	45,738	35,039,808
Givaudan SA, Registered	12,623	52,768,519
Julius Baer Group Ltd.	98,874	6,690,237
Logitech International SA, Registered	207,502	19,241,007
Lonza Group AG, Registered	98,738	68,817,314
Nestle SA, Registered	1,253,603	109,536,149
Novartis AG, Registered	1,299,522	147,998,720
Partners Group Holding AG	31,043	41,730,996
Roche Holding AG, Bearer	43,633	14,500,775
Schindler Holding AG, Participation Certificates, NVS	27,931	10,100,852
Schindler Holding AG, Registered	16,015	5,616,929
SGS SA	109,798	11,156,944
SIG Group AG	146,646	2,372,552
Sika AG, Registered	208,417	49,182,143
Sonova Holding AG, Registered	69,481	18,913,281
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG	152,281	$18,553,895
Swatch Group AG (The), Bearer	13,872	2,453,363
Temenos AG, Registered	50,228	4,492,626
UBS Group AG, Registered	4,496,268	167,099,337
VAT Group AG(c)	36,799	12,886,591
		1,217,983,307
United Kingdom — 12.1%
3i Group PLC	864,961	47,263,300
Admiral Group PLC	355,073	16,005,441
Antofagasta PLC	537,999	13,267,919
Ashtead Group PLC	590,976	39,483,883
AstraZeneca PLC	2,119,810	309,262,545
Auto Trader Group PLC(c)	1,199,500	13,242,228
BAE Systems PLC	4,118,159	98,261,810
Coca-Cola HBC AG, Class DI	299,232	15,551,742
Compass Group PLC	2,320,505	81,541,297
Diageo PLC	1,062,573	25,754,161
Entain PLC	832,034	11,173,150
Experian PLC	1,255,221	66,138,508
Haleon PLC	12,337,283	57,870,101
Halma PLC	520,190	22,258,148
Informa PLC	1,799,604	20,578,540
InterContinental Hotels Group PLC	202,292	23,271,696
Intertek Group PLC	219,761	14,288,856
London Stock Exchange Group PLC	651,558	79,421,641
Marks & Spencer Group PLC	2,800,604	12,862,023
Melrose Industries PLC	1,734,532	11,710,919
Next PLC	159,824	25,942,788
NMC Health PLC, NVS(a)(d)	50,450	1
Pearson PLC	409,771	5,794,552
RELX PLC	2,525,407	131,222,863
Rolls-Royce Holdings PLC	11,589,789	164,493,536
Sage Group PLC (The)	1,345,685	21,607,189
Smith & Nephew PLC	1,135,272	17,350,300
Spirax Group PLC	65,665	5,487,535
SSE PLC	1,513,298	37,094,306
Unilever PLC	2,222,866	128,971,680
Wise PLC, Class A(a)	908,961	12,142,791
		1,529,315,449
United States — 1.0%
Spotify Technology SA(a)	209,887	131,502,601
Total Common Stocks — 99.5% (Cost: $11,141,206,681)		12,542,443,998
Security	Shares	Value
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	35,946	$7,654,763
Total Preferred Stocks — 0.1% (Cost: $13,290,097)		7,654,763
Total Long-Term Investments — 99.6% (Cost: $11,154,496,778)		12,550,098,761
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	24,969,822	24,979,810
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	3,690,000	3,690,000
Total Short-Term Securities — 0.2% (Cost: $28,669,810)		28,669,810
Total Investments — 99.8% (Cost: $11,183,166,588)		12,578,768,571
Other Assets Less Liabilities — 0.2%		27,031,564
Net Assets — 100.0%		$12,605,800,135

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,017,449	$—	$(11,029,867)(a)	$5,762	$(13,534)	$24,979,810	24,969,822	$144,665 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,690,000	—	(1,000,000)(a)	—	—	3,690,000	3,690,000	193,799	—
				$5,762	$(13,534)	$28,669,810		$338,464	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	70	09/11/25	$13,539	$590,924
Euro STOXX 50 Index	387	09/19/25	23,584	145,143
FTSE 100 Index	57	09/19/25	6,845	200,385
				$936,452
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$936,452	$—	$—	$—	$936,452

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,308,544	$—	$—	$—	$4,308,544
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$980,487	$—	$—	$—	$980,487
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$59,590,331
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$389,358,581	$12,153,085,416	$1	$12,542,443,998
Preferred Stocks	—	7,654,763	—	7,654,763
Short-Term Securities
Money Market Funds	28,669,810	—	—	28,669,810
	$418,028,391	$12,160,740,179	$1	$12,578,768,571
Derivative Financial Instruments(a)
Assets
Equity Contracts	$145,143	$791,309	$—	$936,452

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
July 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.9%
ANZ Group Holdings Ltd.	8,353,828	$163,931,319
APA Group	3,684,595	19,817,174
ASX Ltd.	273,282	12,249,620
BHP Group Ltd.	14,262,221	360,195,439
BlueScope Steel Ltd.	803,794	12,185,750
Fortescue Ltd.	4,750,210	53,745,091
Goodman Group	1,994,388	44,591,458
Insurance Australia Group Ltd.	6,721,913	37,732,902
Lottery Corp. Ltd. (The)	2,178,735	7,556,681
Macquarie Group Ltd.	1,015,778	140,670,428
Medibank Pvt Ltd.	5,043,527	16,484,281
National Australia Bank Ltd.	8,604,991	213,546,995
Origin Energy Ltd.	4,895,884	36,610,495
QBE Insurance Group Ltd.	2,753,699	40,848,966
Rio Tinto Ltd.	1,040,949	74,030,126
Santos Ltd.	9,112,257	45,851,842
Scentre Group	14,616,413	34,980,567
Sonic Healthcare Ltd.	1,303,775	23,023,154
South32 Ltd.	12,879,617	24,085,392
Stockland	6,737,450	23,886,182
Suncorp Group Ltd.	3,038,332	40,728,118
Telstra Group Ltd.	11,297,287	36,005,364
Vicinity Ltd.	10,892,205	17,149,765
Washington H Soul Pattinson & Co. Ltd.	669,292	17,388,242
Westpac Banking Corp.	9,617,919	207,652,097
Woodside Energy Group Ltd.	5,324,418	90,101,808
		1,795,049,256
Austria — 0.4%
Erste Group Bank AG	863,291	78,942,668
OMV AG	415,527	21,162,113
		100,104,781
Belgium — 0.9%
Ageas SA	418,838	28,477,745
Anheuser-Busch InBev SA	1,392,320	80,048,170
Elia Group SA, Class B	141,831	16,363,497
Groupe Bruxelles Lambert NV	233,185	19,494,274
KBC Group NV	644,037	67,175,558
Sofina SA	43,482	13,315,143
Syensqo SA	205,322	16,272,962
		241,147,349
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	8,211	16,111,370
AP Moller - Maersk A/S, Class B, NVS(a)	12,181	24,054,566
Carlsberg A/S, Class B	93,969	11,714,851
Danske Bank A/S	1,934,662	76,750,890
Orsted A/S(b)(c)	472,361	22,263,081
Tryg A/S	952,118	22,966,910
		173,861,668
Finland — 1.1%
Elisa OYJ	402,112	20,689,734
Fortum OYJ	1,269,448	23,288,940
Kesko OYJ, Class B	781,139	16,989,317
Kone OYJ, Class B	335,488	20,601,795
Neste OYJ	421,165	6,647,087
Nokia OYJ	14,933,477	60,859,077
Sampo OYJ, Class A	6,789,461	72,875,836
Stora Enso OYJ, Class R	1,635,746	16,830,978
UPM-Kymmene OYJ	1,515,883	39,288,294
		278,071,058
Security	Shares	Value
France — 9.6%
Alstom SA(a)(c)	965,450	$22,645,907
Amundi SA(b)	173,111	12,792,980
ArcelorMittal SA	1,315,944	41,026,093
Arkema SA	161,631	10,991,128
AXA SA	4,978,448	241,798,927
BNP Paribas SA	2,860,767	260,839,666
Bollore SE	2,009,349	11,590,044
Bouygues SA	531,952	21,903,928
Carrefour SA	1,522,812	21,823,426
Cie de Saint-Gobain SA	1,263,769	144,975,913
Cie Generale des Etablissements Michelin SCA	1,893,738	67,372,511
Covivio SA/France	160,208	10,372,155
Credit Agricole SA	2,970,486	54,670,348
Danone SA	1,809,764	148,105,316
Eiffage SA	193,292	25,946,629
Engie SA	5,142,017	115,583,364
Eurazeo SE	114,222	6,702,521
Eurofins Scientific SE	173,234	13,266,848
Euronext NV(b)	77,243	12,450,713
Gecina SA	129,344	12,710,975
Getlink SE	426,093	7,727,583
Ipsen SA	106,634	12,564,907
Kering SA	208,839	51,279,428
Klepierre SA	605,711	23,121,154
Orange SA	5,253,755	79,915,190
Pernod Ricard SA	565,999	58,166,978
Publicis Groupe SA	642,130	58,678,927
Renault SA	539,558	19,964,065
Rexel SA	623,686	18,850,553
Sanofi SA	3,116,867	279,803,108
Societe Generale SA	2,028,336	129,465,655
Sodexo SA	162,123	9,642,014
STMicroelectronics NV	1,906,510	48,451,932
Teleperformance SE	155,533	15,163,086
TotalEnergies SE	5,740,445	341,358,222
Unibail-Rodamco-Westfield, New	341,173	33,073,061
Veolia Environnement SA	1,766,664	59,870,561
		2,504,665,816
Germany — 9.8%
Allianz SE, Registered	1,085,024	428,777,213
BASF SE	2,512,411	123,131,693
Bayer AG, Registered	2,754,983	85,684,712
Bayerische Motoren Werke AG	813,000	77,358,074
Commerzbank AG	2,503,415	91,289,079
Continental AG	308,826	26,377,003
Covestro AG, NVS(c)	509,338	34,526,622
Daimler Truck Holding AG	868,897	42,267,719
Deutsche Bank AG, Registered	5,200,487	171,285,966
Deutsche Lufthansa AG, Registered	1,693,410	14,520,705
Deutsche Post AG, Registered	2,702,365	121,081,372
Deutsche Telekom AG, Registered	6,365,264	228,295,907
Evonik Industries AG	737,961	14,654,476
Fresenius Medical Care AG	626,110	31,757,185
Fresenius SE & Co. KGaA	1,184,831	56,552,730
Heidelberg Materials AG	375,311	86,582,179
Henkel AG & Co. KGaA	291,831	20,752,192
Infineon Technologies AG	1,834,531	72,066,087
LEG Immobilien SE	209,167	16,602,312
Mercedes-Benz Group AG	2,033,146	115,117,230
Merck KGaA	364,433	45,548,429
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	375,831	246,045,507
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
QIAGEN NV	313,064	$15,523,485
RWE AG	1,773,272	72,748,806
Siemens AG, Registered	1,066,032	271,521,679
Vonovia SE	1,043,310	32,379,718
		2,542,448,080
Hong Kong — 2.2%
AIA Group Ltd.	15,002,400	139,884,862
BOC Hong Kong Holdings Ltd.	10,376,000	46,590,880
CK Asset Holdings Ltd.	5,401,000	24,748,453
CK Hutchison Holdings Ltd.	7,517,000	48,928,163
Hang Seng Bank Ltd.	2,112,500	30,772,146
Henderson Land Development Co. Ltd.(a)	4,204,794	14,713,731
HKT Trust & HKT Ltd., Class SS	10,640,000	16,753,503
Hongkong Land Holdings Ltd.	3,097,800	18,741,690
Jardine Matheson Holdings Ltd.	448,700	24,365,018
Link REIT	7,387,260	41,159,998
MTR Corp. Ltd.	2,303,000	8,284,509
Power Assets Holdings Ltd.	3,964,500	26,102,653
Sino Land Co. Ltd.	10,102,000	11,644,565
SITC International Holdings Co. Ltd.	3,892,000	12,618,013
Sun Hung Kai Properties Ltd.	4,061,500	48,240,327
Swire Pacific Ltd., Class A	1,063,000	9,608,812
WH Group Ltd.(b)	23,412,000	23,438,642
Wharf Real Estate Investment Co. Ltd.	4,679,419	14,856,279
		561,452,244
Ireland — 0.4%
AIB Group PLC	5,870,659	46,311,573
Bank of Ireland Group PLC	2,800,186	37,550,408
Kerry Group PLC, Class A	165,924	15,326,393
		99,188,374
Israel — 1.0%
Azrieli Group Ltd.	123,234	12,107,635
Bank Hapoalim BM	3,519,284	65,997,379
Bank Leumi Le-Israel BM	4,207,253	77,829,030
ICL Group Ltd.	2,179,343	13,577,106
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,450,791	33,001,742
Mizrahi Tefahot Bank Ltd.	436,595	26,970,143
Nice Ltd.(c)	61,859	9,656,878
Teva Pharmaceutical Industries Ltd., ADR(c)	2,097,082	32,399,917
		271,539,832
Italy — 4.5%
Banca Mediolanum SpA	624,835	11,021,328
Banco BPM SpA	3,190,683	40,691,253
BPER Banca SpA	4,106,869	40,413,711
Davide Campari-Milano NV(a)	1,119,098	7,708,152
Enel SpA	22,852,918	201,523,533
Eni SpA	6,206,201	105,923,299
FinecoBank Banca Fineco SpA	1,119,007	23,828,152
Generali	2,421,308	90,328,756
Intesa Sanpaolo SpA	42,510,004	256,133,797
Mediobanca Banca di Credito Finanziario SpA	1,403,070	30,890,479
Nexi SpA(b)	1,413,967	8,074,082
Poste Italiane SpA(b)	1,283,206	27,723,547
Snam SpA	5,741,756	33,274,987
Stellantis NV	5,655,204	49,907,759
Telecom Italia SpA/Milano(c)	30,134,869	13,847,952
Tenaris SA	1,145,729	20,010,349
Terna - Rete Elettrica Nazionale	3,996,534	38,670,243
UniCredit SpA	1,972,832	145,148,679
Security	Shares	Value
Italy (continued)
Unipol Gruppo SpA	1,005,148	$20,160,958
		1,165,281,016
Japan — 21.3%
AGC Inc.	548,300	16,500,908
Aisin Corp.	1,477,000	20,412,152
ANA Holdings Inc.	445,100	8,253,292
Asahi Kasei Corp.	3,461,200	24,082,177
Astellas Pharma Inc.	5,076,900	52,640,447
Bandai Namco Holdings Inc.	585,800	18,942,966
Bridgestone Corp.	1,600,900	64,756,672
Canon Inc.	928,900	26,383,213
Central Japan Railway Co.	2,166,600	50,508,166
Chiba Bank Ltd. (The)	1,603,800	14,948,546
Chubu Electric Power Co. Inc.	1,822,100	22,285,641
Concordia Financial Group Ltd.	2,856,500	18,942,103
Dai Nippon Printing Co. Ltd.	1,104,800	17,013,322
Dai-ichi Life Holdings Inc.	4,959,500	39,240,469
Daito Trust Construction Co. Ltd.	162,900	16,677,321
Daiwa House Industry Co. Ltd.	1,571,900	51,968,445
Daiwa Securities Group Inc.	3,745,900	26,078,401
Denso Corp.	3,442,500	46,705,838
Dentsu Group Inc.	556,800	10,980,426
East Japan Railway Co.	1,659,300	35,565,707
Eisai Co. Ltd.	736,400	20,652,603
ENEOS Holdings Inc.	4,995,850	26,221,381
Fuji Electric Co. Ltd.	375,300	18,659,234
FUJIFILM Holdings Corp.	3,156,700	65,476,979
Hankyu Hanshin Holdings Inc.	634,600	16,538,720
Honda Motor Co. Ltd.	11,868,800	122,876,534
Hulic Co. Ltd.	1,298,900	12,388,522
Idemitsu Kosan Co. Ltd.	2,287,015	14,702,330
IHI Corp.	204,900	22,816,993
Inpex Corp.	2,473,700	35,222,398
Isuzu Motors Ltd.	1,520,800	19,490,587
Japan Airlines Co. Ltd.	412,300	8,187,241
Japan Exchange Group Inc.	1,391,000	13,593,377
Japan Post Bank Co. Ltd.	5,055,700	56,428,154
Japan Post Holdings Co. Ltd.	5,005,700	46,356,119
Japan Post Insurance Co. Ltd.	543,600	13,918,663
Japan Tobacco Inc.	3,363,400	96,057,421
JFE Holdings Inc.	1,616,000	18,702,063
Kajima Corp.	1,205,300	30,193,551
Kansai Electric Power Co. Inc. (The)	2,700,300	32,420,987
Kao Corp.	859,900	38,692,441
Kawasaki Kisen Kaisha Ltd.	1,006,400	14,217,301
KDDI Corp.	8,631,800	141,661,662
Kirin Holdings Co. Ltd.	771,900	10,171,840
Komatsu Ltd.	2,532,400	81,588,564
Kubota Corp.	2,745,900	30,793,200
Kyocera Corp.	3,602,100	42,520,509
Kyowa Kirin Co. Ltd.	672,400	11,477,605
LY Corp.	5,240,700	19,155,621
Makita Corp.	664,600	20,574,765
Marubeni Corp.	3,958,600	81,047,325
MatsukiyoCocokara & Co.	329,300	6,762,070
MEIJI Holdings Co. Ltd.	673,200	13,612,762
Minebea Mitsumi Inc.	354,700	5,582,400
Mitsubishi Chemical Group Corp.	3,781,700	20,598,057
Mitsubishi Corp.	9,583,400	189,017,000
Mitsubishi Electric Corp.	3,473,600	78,129,032
Mitsubishi Estate Co. Ltd.	1,943,500	36,387,012
Mitsubishi HC Capital Inc.	2,471,400	18,267,672
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi UFJ Financial Group Inc.	32,211,900	$443,969,164
Mitsui & Co. Ltd.	6,947,900	141,435,894
Mitsui Fudosan Co. Ltd.	7,412,300	66,253,357
Mitsui OSK Lines Ltd.	967,000	32,503,083
Mizuho Financial Group Inc.	6,712,020	196,874,678
MS&AD Insurance Group Holdings Inc.	3,620,024	77,345,664
Murata Manufacturing Co. Ltd.	4,705,200	70,032,561
Nippon Building Fund Inc.	21,826	20,021,592
Nippon Steel Corp.	2,712,400	52,235,435
Nippon Yusen KK	1,227,900	43,062,172
Nissan Motor Co. Ltd.(a)(c)	6,264,100	13,281,768
Nitori Holdings Co. Ltd.	78,600	6,656,378
Nitto Denko Corp.	2,000,700	41,402,285
Nomura Holdings Inc.	8,430,900	55,697,017
NTT Inc.	83,796,800	84,623,154
Obayashi Corp.	1,822,800	26,841,199
Omron Corp.	489,200	12,609,009
Ono Pharmaceutical Co. Ltd.	1,068,300	11,946,553
ORIX Corp.	3,261,200	73,256,474
Osaka Gas Co. Ltd.	1,019,900	25,804,827
Otsuka Corp.	223,800	4,240,374
Panasonic Holdings Corp.	6,538,900	61,853,537
Rakuten Group Inc.(c)	1,523,300	7,707,460
Renesas Electronics Corp.	4,722,300	57,437,586
Resona Holdings Inc.	2,060,500	18,758,795
Ricoh Co. Ltd.	764,800	6,706,140
SBI Holdings Inc.	498,500	18,518,210
SCSK Corp.	154,000	4,791,695
Secom Co. Ltd.	767,900	27,577,758
Sekisui Chemical Co. Ltd.	1,060,800	18,399,703
Sekisui House Ltd.	1,674,200	35,119,394
SG Holdings Co. Ltd.	906,100	10,052,645
Shimadzu Corp.	230,800	5,109,144
Shimano Inc.	136,800	14,965,356
Shionogi & Co. Ltd.	2,122,000	35,488,999
SMC Corp.	81,700	28,429,428
SoftBank Corp.	80,265,600	115,970,615
SoftBank Group Corp.	1,340,500	102,359,150
Subaru Corp.	1,646,100	30,281,345
Sumitomo Corp.	3,075,200	78,601,352
Sumitomo Electric Industries Ltd.	2,004,000	49,728,633
Sumitomo Metal Mining Co. Ltd.	451,500	9,930,876
Sumitomo Mitsui Financial Group Inc.	10,372,200	261,655,378
Sumitomo Mitsui Trust Group Inc.	1,801,110	47,215,665
Sumitomo Realty & Development Co. Ltd.	867,900	31,703,664
Suzuki Motor Corp.	2,867,000	31,501,371
T&D Holdings Inc.	1,373,900	33,548,877
Taisei Corp.	442,300	26,446,832
Takeda Pharmaceutical Co. Ltd.	1,568,100	43,075,366
Toho Co. Ltd./Tokyo	110,100	6,946,561
Tokyo Metro Co. Ltd.	283,900	3,059,119
Tokyu Corp.	706,900	7,957,372
Toppan Holdings Inc.	681,800	18,373,300
Toray Industries Inc.	3,894,200	26,635,766
Toyota Industries Corp.	456,700	48,836,108
Toyota Motor Corp.	26,627,680	473,642,567
Toyota Tsusho Corp.	1,810,300	41,489,064
West Japan Railway Co.	1,255,900	27,496,952
Yakult Honsha Co. Ltd.	467,800	7,525,749
Yamaha Motor Co. Ltd.	2,595,100	18,769,893
		5,527,806,970
Security	Shares	Value
Netherlands — 3.5%
ABN AMRO Bank NV, CVA(b)	1,285,745	$37,168,874
Aegon Ltd.	3,711,817	26,526,603
AerCap Holdings NV	520,056	55,776,006
ASR Nederland NV	422,356	28,054,537
DSM-Firmenich AG	521,588	50,113,890
EXOR NV	248,158	23,916,576
Heineken Holding NV	368,460	24,867,765
Heineken NV	527,952	41,439,826
ING Groep NV	8,845,555	206,149,438
JDE Peet's NV	486,121	14,415,952
Koninklijke Ahold Delhaize NV	2,559,659	101,097,313
Koninklijke KPN NV	10,908,700	48,734,596
Koninklijke Philips NV	1,538,374	40,175,146
NN Group NV	754,618	50,812,654
Prosus NV	2,391,158	136,596,667
Randstad NV(a)	305,755	14,532,362
		900,378,205
New Zealand — 0.2%
Auckland International Airport Ltd.	3,800,798	16,860,044
Contact Energy Ltd.	2,331,179	12,493,623
Meridian Energy Ltd.	3,678,886	12,353,218
		41,706,885
Norway — 0.8%
Aker BP ASA	899,069	21,628,554
DNB Bank ASA	2,511,428	63,538,457
Equinor ASA	2,349,821	60,361,189
Norsk Hydro ASA	1,964,692	11,644,711
Orkla ASA	697,474	7,334,656
Salmar ASA	128,683	5,227,626
Telenor ASA	1,728,574	26,517,877
Yara International ASA	462,308	17,090,205
		213,343,275
Portugal — 0.1%
EDP SA	8,919,745	38,554,352
Singapore — 1.6%
CapitaLand Ascendas REIT	10,691,400	22,891,643
CapitaLand Integrated Commercial Trust	16,426,892	27,736,157
CapitaLand Investment Ltd./Singapore(a)	6,617,600	14,094,178
Genting Singapore Ltd.	17,325,000	9,772,746
Keppel Ltd.	4,089,000	26,565,566
Oversea-Chinese Banking Corp. Ltd.	9,491,600	123,003,146
Sembcorp Industries Ltd.	2,593,200	15,419,394
Singapore Airlines Ltd.(a)	4,171,100	21,786,336
Singapore Telecommunications Ltd.	13,645,100	40,664,405
United Overseas Bank Ltd.	3,539,400	98,334,220
Wilmar International Ltd.	5,429,200	12,288,215
Yangzijiang Shipbuilding Holdings Ltd.	2,529,900	4,962,216
		417,518,222
Spain — 4.4%
Acciona SA	34,931	6,699,586
Banco Bilbao Vizcaya Argentaria SA	16,193,486	270,079,104
Banco de Sabadell SA	15,272,193	56,368,144
Banco Santander SA	27,696,137	237,931,471
Bankinter SA	1,920,782	27,417,669
CaixaBank SA	11,124,417	104,661,910
Grifols SA(c)	292,875	4,363,875
Iberdrola SA	17,820,297	313,215,192
Redeia Corp. SA	396,106	7,678,904
Repsol SA	3,281,125	49,747,601
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Telefonica SA	10,435,497	$53,855,437
		1,132,018,893
Sweden — 2.7%
Boliden AB(c)	797,746	24,418,385
Fastighets AB Balder, Class B(c)	2,017,027	13,619,152
Holmen AB, Class B	220,306	8,188,028
Industrivarden AB, Class A	218,560	8,086,267
Industrivarden AB, Class C	283,739	10,478,384
L E Lundbergforetagen AB, Class B	215,776	10,524,935
Nordea Bank Abp	8,842,318	129,025,173
Securitas AB, Class B	1,380,977	20,495,541
Skandinaviska Enskilda Banken AB, Class A	4,479,024	78,349,445
Skanska AB, Class B	955,727	22,293,758
SKF AB, Class B	969,646	22,585,419
Svenska Cellulosa AB SCA, Class B	1,705,653	21,390,846
Svenska Handelsbanken AB, Class A	4,091,158	49,848,207
Swedbank AB, Class A	2,380,951	63,400,025
Tele2 AB, Class B	1,537,001	23,754,521
Telefonaktiebolaget LM Ericsson, Class B	7,848,513	57,008,306
Telia Co. AB	6,623,440	23,392,071
Volvo AB, Class B	4,453,320	127,898,398
		714,756,861
Switzerland — 9.1%
Amrize Ltd.(c)	1,461,149	73,862,454
Banque Cantonale Vaudoise, Registered	85,630	9,909,469
Barry Callebaut AG, Registered	6,478	7,888,898
EMS-Chemie Holding AG, Registered	9,845	7,745,957
Helvetia Holding AG, Registered	104,513	25,133,438
Holcim AG	1,467,929	117,067,219
Julius Baer Group Ltd.	382,913	25,909,527
Kuehne + Nagel International AG, Registered	135,578	27,641,492
Nestle SA, Registered	4,784,972	418,096,803
Novartis AG, Registered	2,668,547	303,912,931
Roche Holding AG, NVS	1,974,004	616,033,406
Sandoz Group AG	1,172,321	67,043,737
Schindler Holding AG, Participation Certificates, NVS	58,480	21,148,467
Schindler Holding AG, Registered	33,642	11,799,234
SGS SA	226,032	22,967,872
SIG Group AG	557,929	9,026,606
Swatch Group AG (The), Bearer	53,039	9,380,329
Swiss Life Holding AG, Registered	81,040	83,941,034
Swiss Prime Site AG, Registered	225,131	31,137,577
Swiss Re AG	848,318	151,850,073
Swisscom AG, Registered	72,644	50,475,545
Temenos AG, Registered	55,663	4,978,757
Zurich Insurance Group AG	411,222	280,497,072
		2,377,447,897
United Kingdom — 17.8%
3i Group PLC	963,315	52,637,571
Anglo American PLC, NVS	3,139,531	88,340,413
Associated British Foods PLC	930,833	26,952,722
Aviva PLC	8,539,237	72,959,270
Barclays PLC	40,192,711	196,462,700
Barratt Redrow PLC	3,929,765	19,351,930
BP PLC	44,714,810	239,683,896
British American Tobacco PLC	5,565,918	298,207,003
BT Group PLC	16,733,756	45,700,498
Bunzl PLC	931,249	27,637,104
Centrica PLC	14,308,842	31,103,883
Croda International PLC	371,120	12,773,080
Security	Shares	Value
United Kingdom (continued)
DCC PLC	279,248	$17,489,589
Diageo PLC	4,063,196	98,481,897
Glencore PLC	28,867,150	115,853,151
GSK PLC	11,565,455	212,734,766
Hikma Pharmaceuticals PLC	466,367	12,054,303
HSBC Holdings PLC	49,656,084	604,958,619
Imperial Brands PLC	2,192,566	85,464,865
J Sainsbury PLC	4,926,198	19,697,857
JD Sports Fashion PLC	7,225,351	8,110,358
Kingfisher PLC	4,997,450	17,769,950
Land Securities Group PLC	2,008,518	15,274,658
Legal & General Group PLC	16,473,509	55,730,952
Lloyds Banking Group PLC	169,069,411	173,371,822
M&G PLC	6,401,244	22,032,408
Mondi PLC	1,237,011	16,722,204
National Grid PLC	13,724,772	192,861,447
NatWest Group PLC	22,573,591	156,696,292
Pearson PLC	840,823	11,890,037
Phoenix Group Holdings PLC	1,991,918	17,419,462
Prudential PLC	7,312,878	92,772,462
Reckitt Benckiser Group PLC	1,918,330	143,770,699
Rentokil Initial PLC	7,147,338	35,654,098
Rio Tinto PLC	3,171,370	188,884,843
Schroders PLC	2,125,691	10,926,365
Segro PLC	3,657,023	31,167,826
Severn Trent PLC	770,790	27,029,531
Shell PLC	16,818,818	604,352,311
Smiths Group PLC	941,574	29,166,356
Spirax Group PLC	74,723	6,244,500
Standard Chartered PLC	5,657,902	101,428,976
Tesco PLC	18,857,257	105,948,003
Unilever PLC	2,453,809	142,371,096
United Utilities Group PLC	1,943,567	29,013,277
Vodafone Group PLC	56,364,057	61,109,725
Whitbread PLC	494,656	19,870,717
WPP PLC	3,023,202	16,368,785
		4,612,504,277
Total Common Stocks — 99.0% (Cost: $22,230,775,325)		25,708,845,311
Preferred Stocks
Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	158,817	13,884,638
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	318,133	16,131,399
Henkel AG & Co. KGaA, Preference Shares, NVS	474,976	36,601,221
Porsche Automobil Holding SE, Preference Shares, NVS	438,853	17,612,961
Volkswagen AG, Preference Shares, NVS	578,340	60,474,529
		144,704,748
Total Preferred Stocks — 0.6% (Cost: $191,072,448)		144,704,748
Total Long-Term Investments — 99.6% (Cost: $22,421,847,773)		25,853,550,059
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	76,270,082	$76,300,590
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	6,690,000	6,690,000
Total Short-Term Securities — 0.3% (Cost: $82,990,314)		82,990,590
Total Investments — 99.9% (Cost: $22,504,838,087)		25,936,540,649
Other Assets Less Liabilities — 0.1%		33,067,745
Net Assets — 100.0%		$25,969,608,394

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,408,421	$70,897,898 (a)	$—	$(526)	$(5,203)	$76,300,590	76,270,082	$240,697 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590,000	2,100,000 (a)	—	—	—	6,690,000	6,690,000	402,987	—
				$(526)	$(5,203)	$82,990,590		$643,684	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	145	09/11/25	$28,044	$1,085,526
Euro STOXX 50 Index	638	09/19/25	38,880	295,159
FTSE 100 Index	373	09/19/25	44,795	1,174,544
				$2,555,229
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Value ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,555,229	$—	$—	$—	$2,555,229

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$9,130,108	$—	$—	$—	$9,130,108
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,883,203	$—	$—	$—	$1,883,203
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$142,049,841
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$262,365,590	$25,446,479,721	$—	$25,708,845,311
Preferred Stocks	—	144,704,748	—	144,704,748
Short-Term Securities
Money Market Funds	82,990,590	—	—	82,990,590
	$345,356,180	$25,591,184,469	$—	$25,936,540,649
Derivative Financial Instruments(a)
Assets
Equity Contracts	$295,159	$2,260,070	$—	$2,555,229

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
14

Statements of Assets and Liabilities
July 31, 2025

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$12,550,098,761	$25,853,550,059
Investments, at value—affiliated(c)	28,669,810	82,990,590
Cash	679	9,054
Foreign currency collateral pledged for futures contracts(d)	2,884,378	7,858,440
Foreign currency, at value(e)	22,037,641	51,251,112
Receivables:
Securities lending income—affiliated	6,036	29,674
Dividends—unaffiliated	5,886,795	23,359,356
Dividends—affiliated	7,840	15,536
Tax reclaims	25,359,876	47,012,518
Total assets	12,634,951,816	26,066,076,339
LIABILITIES
Collateral on securities loaned, at value	24,979,810	76,317,849
Payables:
Investments purchased	—	12,899,283
Investment advisory fees	3,844,279	6,593,894
Professional fees	—	1,036
Variation margin on futures contracts	327,592	655,883
Total liabilities	29,151,681	96,467,945
Commitments and contingent liabilities
NET ASSETS	$12,605,800,135	$25,969,608,394
NET ASSETS CONSIST OF
Paid-in capital	$13,051,811,408	$23,617,050,476
Accumulated earnings (loss)	(446,011,273)	2,352,557,918
NET ASSETS	$12,605,800,135	$25,969,608,394
NET ASSET VALUE
Shares outstanding	117,600,000	412,000,000
Net asset value	$107.19	$63.03
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$11,154,496,778	$22,421,847,773
(b) Securities loaned, at value	$22,628,814	$71,259,368
(c) Investments, at cost—affiliated	$28,669,810	$82,990,314
(d) Foreign currency collateral pledged, at cost	$2,984,073	$8,097,424
(e) Foreign currency, at cost	$22,626,582	$52,394,949
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2025

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
INVESTMENT INCOME
Dividends—unaffiliated	$263,478,982	$927,315,650
Dividends—affiliated	193,799	402,987
Interest—unaffiliated	182,812	372,132
Securities lending income—affiliated—net	144,665	240,697
Other income—unaffiliated	16,320	114,429
Foreign taxes withheld	(19,522,754)	(65,815,481)
Foreign withholding tax claims	—	483,578
Total investment income	244,493,824	863,113,992
EXPENSES
Investment advisory	48,843,979	63,833,960
Professional	11,572	64,931
Interest expense	9,317	184
Total expenses	48,864,868	63,899,075
Net investment income	195,628,956	799,214,917
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(438,071,855)	261,798,684
Investments—affiliated	5,762	(526)
Foreign currency transactions	2,390,407	4,737,288
Futures contracts	4,308,544	9,130,108
In-kind redemptions—unaffiliated(a)	1,378,268,292	371,498,401
	946,901,150	647,163,955
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(417,089,387)	2,106,044,320
Investments—affiliated	(13,534)	(5,203)
Foreign currency translations	253,178	(124,471)
Futures contracts	980,487	1,883,203
	(415,869,256)	2,107,797,849
Net realized and unrealized gain	531,031,894	2,754,961,804
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$726,660,850	$3,554,176,721
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$195,628,956	$171,355,534	$799,214,917	$669,212,439
Net realized gain (loss)	946,901,150	(93,319,608)	647,163,955	889,005,649
Net change in unrealized appreciation (depreciation)	(415,869,256)	580,577,762	2,107,797,849	611,337,837
Net increase in net assets resulting from operations	726,660,850	658,613,688	3,554,176,721	2,169,555,925
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(234,968,611)	(193,593,828)	(874,694,827)	(758,932,956)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,090,730,235)	1,802,257,024	8,309,195,733	(3,537,523,848)
NET ASSETS
Total increase (decrease) in net assets	(2,599,037,996)	2,267,276,884	10,988,677,627	(2,126,900,879)
Beginning of year	15,204,838,131	12,937,561,247	14,980,930,767	17,107,831,646
End of year	$12,605,800,135	$15,204,838,131	$25,969,608,394	$14,980,930,767

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$103.29	$96.55	$86.78	$108.95	$86.52
Net investment income(a)	1.41	1.39 (b)	1.39 (b)	1.19 (b)	1.15
Net realized and unrealized gain (loss)(c)	4.26	6.90	9.48	(21.67)	22.53
Net increase (decrease) from investment operations	5.67	8.29	10.87	(20.48)	23.68
Distributions from net investment income(d)	(1.77)	(1.55)	(1.10)	(1.69)	(1.25)
Net asset value, end of year	$107.19	$103.29	$96.55	$86.78	$108.95
Total Return(e)
Based on net asset value	5.51%	8.66%(b)	12.58%(b)	(18.92)%(b)	27.42%
Ratios to Average Net Assets(f)
Total expenses	0.34%	0.36%	0.36%	0.36%	0.36%
Total expenses excluding professional fees for foreign withholding tax claims	0.34%	0.35%	0.35%	0.36%	0.36%
Net investment income	1.37%	1.44%(b)	1.57%(b)	1.19%(b)	1.15%
Supplemental Data
Net assets, end of year (000)	$12,605,800	$15,204,838	$12,937,561	$10,135,618	$12,115,330
Portfolio turnover rate(g)	23%	22%	19%	25%	24%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024, July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.05, $0.03 and $0.01.
• Total return by 0.05%, 0.03% and 0.01%.
• Ratio of net investment income to average net assets by 0.05%, 0.03% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$55.32	$50.92	$44.33	$51.48	$39.94
Net investment income(a)	2.25	2.07	1.99 (b)	2.06 (b)	1.67
Net realized and unrealized gain (loss)(c)	7.73	4.82	6.45	(6.66)	11.39
Net increase (decrease) from investment operations	9.98	6.89	8.44	(4.60)	13.06
Distributions from net investment income(d)	(2.27)	(2.49)	(1.85)	(2.55)	(1.52)
Net asset value, end of year	$63.03	$55.32	$50.92	$44.33	$51.48
Total Return(e)
Based on net asset value	18.42%	13.89%	19.39%(b)	(9.23)%(b)	32.79%
Ratios to Average Net Assets(f)
Total expenses	0.31%	0.33%	0.34%	0.35%	0.36%
Total expenses excluding professional fees for foreign withholding tax claims	0.31%	0.33%	0.34%	0.33%	0.36%
Net investment income	3.90%	4.00%	4.29%(b)	4.17%(b)	3.42%
Supplemental Data
Net assets, end of year (000)	$25,969,608	$14,980,931	$17,107,832	$14,273,313	$14,434,306
Portfolio turnover rate(g)	23%	28%	22%	26%	25%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.02 and $0.06.
• Total return by 0.04% and 0.12%.
• Ratio of net investment income to average net assets by 0.04% and 0.13%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
20

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
21
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI EAFE Growth
BNP Paribas SA	$3,662,331	$(3,662,331)	$—	$—
Citigroup Global Markets, Inc.	10,822,872	(10,822,872)	—	—
Goldman Sachs & Co. LLC	7,453,286	(7,453,286)	—	—
HSBC Bank PLC	690,325	(690,325)	—	—
	$22,628,814	$(22,628,814)	$—	$—
MSCI EAFE Value
BNP Paribas SA	$2,186,057	$(2,186,057)	$—	$—
BofA Securities, Inc.	7,588,077	(7,588,077)	—	—
Goldman Sachs & Co. LLC	5,787,438	(5,787,438)	—	—
HSBC Bank PLC	13,909,618	(13,909,618)	—	—
Morgan Stanley	41,014,253	(41,014,253)	—	—
State Street Bank & Trust Company	773,925	(773,925)	—	—
	$71,259,368	$(71,259,368)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Effective August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3095
Over $10.5 billion, up to and including $13.5 billion	0.2940
Over $13.5 billion	0.2793
Prior to August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3095
Over $10.5 billion	0.2940
23
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Effective August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3096
Over $10.5 billion, up to and including $12 billion	0.2941
Over $12 billion, up to and including $13.5 billion	0.2793
Over $13.5 billion, up to and including $15 billion	0.2653
Over $15 billion, up to and including $18 billion	0.2520
Over $18 billion	0.2394
Prior to August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Value ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3096
Over $10.5 billion, up to and including $12 billion	0.2941
Over $12 billion, up to and including $13.5 billion	0.2793
Over $13.5 billion, up to and including $15 billion	0.2653
Over $15 billion	0.2520
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI EAFE Growth	$43,958
MSCI EAFE Value	67,284
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI EAFE Growth	$2,489,176,969	$2,302,185,901	$(338,912,449)
MSCI EAFE Value	3,154,561,296	2,747,342,655	255,966,802
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI EAFE Growth	$3,231,899,884	$3,223,415,503
MSCI EAFE Value	5,485,913,747	4,619,283,302
For the year ended July 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$1,571,274,917	$4,710,915,217
MSCI EAFE Value	8,779,791,839	1,431,232,700
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI EAFE Growth	$1,341,127,994	$ (1,341,127,994)
MSCI EAFE Value	335,371,483	(335,371,483)
25
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
MSCI EAFE Growth
Ordinary income	$234,968,611	$193,593,828
MSCI EAFE Value
Ordinary income	$874,694,827	$758,932,956
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI EAFE Growth	$26,689,883	$(1,809,042,714)	$1,336,341,558	$(446,011,273)
MSCI EAFE Value	152,006,158	(902,168,783)	3,102,720,543	2,352,557,918

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended July 31, 2025, the iShares MSCI EAFE Value ETF utilized $228,791,173 of its capital loss carryforwards.
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$11,244,126,260	$2,181,661,029	$(846,427,794)	$1,335,233,235
MSCI EAFE Value	22,835,908,659	4,221,784,981	(1,120,067,465)	3,101,717,516
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
27
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE Growth
Shares sold	16,800,000	$1,694,759,892	36,000,000	$3,729,194,385
Shares redeemed	(46,400,000)	(4,785,490,127)	(22,800,000)	(1,926,937,361)
	(29,600,000)	$(3,090,730,235)	13,200,000	$1,802,257,024
MSCI EAFE Value
Shares sold	166,000,000	$9,751,611,028	19,600,000	$969,912,608
Shares redeemed	(24,800,000)	(1,442,415,295)	(84,800,000)	(4,507,436,456)
	141,200,000	$8,309,195,733	(65,200,000)	$(3,537,523,848)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which the iShares MSCI EAFE Value ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the iShares MSCI EAFE Value ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Value ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
29
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Dividend Income
MSCI EAFE Growth	$244,531,484
MSCI EAFE Value	859,068,152
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI EAFE Growth	$263,478,983	$18,105,028
MSCI EAFE Value	927,325,051	59,154,052
Important Tax Information
30

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares MSCI EAFE Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
33
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Value ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
34

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
35
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
36

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
37
2025 iShares Annual Financial Statements and Additional Information

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Breakthrough Environmental Solutions ETF | ETEC | NASDAQ
• iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca
• iShares Energy Storage & Materials ETF | IBAT | NASDAQ
• iShares Exponential Technologies ETF | XT | NASDAQ
• iShares Future Cloud 5G and Tech ETF | IDAT | NYSE Arca
• iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca
• iShares Neuroscience and Healthcare ETF | IBRN | NYSE Arca
• iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca

2

Schedule of Investments
July 31, 2025
iShares® Breakthrough Environmental Solutions ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 6.4%
BorgWarner Inc.	5,846	$215,133
Automobiles — 14.4%
AIMA Technology Group Co. Ltd., Class A	600	2,878
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	5,200	5,837
Li Auto Inc., Class A(a)	3,900	51,058
Lucid Group Inc., Class A(a)(b)	15,529	38,201
NIO Inc., Class A(a)	16,620	79,549
Rivian Automotive Inc., Class A(a)(b)	4,200	54,054
Seres Group Co. Ltd., Class A	1,700	29,808
Tesla Inc.(a)	269	82,925
XPeng Inc., Class A(a)	5,900	53,690
Yadea Group Holdings Ltd.(c)	14,000	22,030
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	8,500	65,360
		485,390
Chemicals — 4.1%
Kemira OYJ	6,461	137,499
Electrical Equipment — 17.9%
Advanced Energy Solution Holding Co. Ltd.	2,000	82,430
Doosan Fuel Cell Co. Ltd.(a)	2,080	34,784
Goldwind Science & Technology Co. Ltd., Class A	5,400	7,211
Gotion High-tech Co. Ltd., Class A	7,800	31,543
GS Yuasa Corp.	6,000	107,678
Ming Yang Smart Energy Group Ltd., Class A	3,500	5,378
Ningbo Deye Technology Co. Ltd., Class A	3,940	27,873
Nordex SE(a)	2,739	67,231
Siemens Energy AG(a)	1,078	124,810
Vestas Wind Systems A/S	6,231	113,766
		602,704
Electronic Equipment, Instruments & Components — 0.5%
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	53,600	18,998
Machinery — 18.7%
Kenmec Mechanical Engineering Co. Ltd.	4,000	9,734
Kurita Water Industries Ltd.	5,100	196,591
NGK Insulators Ltd.	6,700	84,824
Xylem Inc./New York	823	119,022
Yaskawa Electric Corp.	8,800	184,059
Yutong Bus Co. Ltd., Class A	10,200	35,211
		629,441
Semiconductors & Semiconductor Equipment — 37.8%
Allegro MicroSystems Inc.(a)(b)	5,964	187,329
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cambricon Technologies Corp. Ltd., Class A(a)	1,800	$176,307
Enphase Energy Inc.(a)	3,304	106,918
First Solar Inc.(a)(b)	895	156,383
GCL Technology Holdings Ltd.(a)	752,000	111,421
Hangzhou First Applied Material Co. Ltd., Class A	11,168	22,605
JA Solar Technology Co. Ltd., Class A(a)	8,580	13,126
Jinko Solar Co. Ltd., Class A(a)	27,724	20,061
LONGi Green Energy Technology Co. Ltd., Class A(a)	34,000	74,160
Sanken Electric Co. Ltd.(a)	1,400	79,415
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	4,900	9,490
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,300	20,644
Trina Solar Co. Ltd., Class A(a)	5,600	12,011
Universal Display Corp.	1,223	176,601
WONIK IPS Co. Ltd.	1,578	36,851
Xinyi Solar Holdings Ltd.	178,000	68,908
		1,272,230
Total Long-Term Investments — 99.8% (Cost: $3,350,864)		3,361,395
Short-Term Securities
Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	446,562	446,740
Total Short-Term Securities — 13.3% (Cost: $446,735)		446,740
Total Investments — 113.1% (Cost: $3,797,599)		3,808,135
Liabilities in Excess of Other Assets — (13.1)%		(439,915)
Net Assets — 100.0%		$3,368,220

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Breakthrough Environmental Solutions ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$446,743 (a)	$—	$(8)	$5	$446,740	446,562	$2,584 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	14	—
				$(8)	$5	$446,740		$2,598	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50 Index	1	09/19/25	$6	$(3)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3	$—	$—	$—	$3

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,695	$—	$—	$—	$1,695
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,152)	$—	$—	$—	$(1,152)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,196
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2025
iShares® Breakthrough Environmental Solutions ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,136,566	$2,224,829	$—	$3,361,395
Short-Term Securities
Money Market Funds	446,740	—	—	446,740
	$1,583,306	$2,224,829	$—	$3,808,135
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3)	$—	$—	$(3)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® Cybersecurity and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communications Equipment — 9.9%
Accton Technology Corp.	1,626,000	$48,022,590
Calix Inc.(a)	761,036	43,143,130
		91,165,720
IT Services — 11.5%
Akamai Technologies Inc.(a)	508,788	38,825,612
Change Holdings Inc.	398,400	3,047,706
NCC Group PLC	3,489,382	6,922,299
Netcompany Group A/S(a)(b)	463,720	17,004,505
Okta Inc.(a)	357,286	34,942,571
Protean eGov Technologies Ltd.	489,703	4,362,773
		105,105,466
Professional Services — 15.0%
Booz Allen Hamilton Holding Corp., Class A	379,492	40,730,876
CACI International Inc., Class A(a)	88,246	40,643,460
Science Applications International Corp.	374,304	41,727,410
Zetrix Ai Bhd	71,062,300	14,574,953
		137,676,699
Software — 63.5%
A10 Networks Inc.	934,631	17,215,903
Ahnlab Inc.	98,454	4,534,493
Alarm.com Holdings Inc.(a)	613,873	33,535,882
BlackBerry Ltd.(a)(c)	7,837,992	28,849,422
Check Point Software Technologies Ltd.(a)	168,110	31,302,082
Clear Secure Inc., Class A	1,117,510	32,865,969
Crowdstrike Holdings Inc., Class A(a)(c)	84,172	38,262,066
CyberArk Software Ltd.(a)	98,520	40,538,025
Digital Arts Inc.	147,400	7,792,361
Fortinet Inc.(a)	374,117	37,374,288
OneSpan Inc.	495,968	7,315,528
Palo Alto Networks Inc.(a)(c)	198,680	34,490,848
Qualys Inc.(a)	280,116	37,275,036
Radware Ltd.(a)	419,253	10,732,877
Rapid7 Inc.(a)	662,884	14,000,110
Security	Shares	Value
Software (continued)
SentinelOne Inc., Class A(a)	2,135,087	$39,157,496
TeamViewer SE(a)(b)	1,681,490	17,196,498
Tenable Holdings Inc.(a)	1,192,225	37,328,565
Trend Micro Inc./Japan	522,500	31,861,222
Varonis Systems Inc., Class B(a)(c)	770,940	43,041,580
Zscaler Inc.(a)	130,416	37,241,593
		581,911,844
Total Long-Term Investments — 99.9% (Cost: $779,538,340)		915,859,729
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	52,382,543	52,403,496
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	560,000	560,000
Total Short-Term Securities — 5.8% (Cost: $52,963,496)		52,963,496
Total Investments — 105.7% (Cost: $832,501,836)		968,823,225
Liabilities in Excess of Other Assets — (5.7)%		(51,970,440)
Net Assets — 100.0%		$916,852,785

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,858,871	$—	$(45,495,459)(a)	$42,056	$(1,972)	$52,403,496	52,382,543	$282,604 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,640,000	—	(1,080,000)(a)	—	—	560,000	560,000	62,632	—
				$42,056	$(1,972)	$52,963,496		$345,236	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2025
iShares® Cybersecurity and Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	1	09/19/25	$266	$6,965
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,965	$—	$—	$—	$6,965

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$186,021	$—	$—	$—	$186,021
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$79,874	$—	$—	$—	$79,874
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$852,700
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$760,540,329	$155,319,400	$—	$915,859,729
Short-Term Securities
Money Market Funds	52,963,496	—	—	52,963,496
	$813,503,825	$155,319,400	$—	$968,823,225
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Cybersecurity and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,965	$—	$—	$6,965

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
July 31, 2025
iShares® Energy Storage & Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 2.3%
QuantumScape Corp., Class A(a)(b)	16,106	$138,512
Sebang Global Battery Co. Ltd.	236	11,240
		149,752
Automobiles — 1.1%
Yadea Group Holdings Ltd.(c)	46,000	72,385
Building Products — 0.0%
Central Glass Co. Ltd.	100	2,160
Chemicals — 39.6%
Air Liquide SA	1,689	332,288
Air Products and Chemicals Inc.	1,274	366,759
Arkema SA	165	11,220
Asahi Kasei Corp.	52,600	365,978
Aspen Aerogels Inc.(a)	3,003	23,003
BASF SE	7,290	357,278
Evonik Industries AG	677	13,444
Ganfeng Lithium Group Co. Ltd., Class A	4,100	20,420
Ganfeng Lithium Group Co. Ltd., Class H(c)	16,200	53,774
Hanwha Solutions Corp.	330	7,224
Kolon Industries Inc.	49	1,446
LG Chem Ltd.	1,608	345,728
Linde PLC	377	173,518
Mitsubishi Chemical Group Corp.	50,900	277,241
Mitsui Chemicals Inc.	500	11,161
Nippon Shokubai Co. Ltd.	400	4,548
Resonac Holdings Corp.	500	12,024
Shin-Etsu Chemical Co. Ltd.	5,600	161,151
Syensqo SA	200	15,851
Tokuyama Corp.	200	4,283
Toray Industries Inc.	4,600	31,463
Umicore SA	481	7,602
Zeon Corp.	600	6,368
		2,603,772
Communications Equipment — 0.4%
Seojin System Co. Ltd.(a)	1,565	24,532
Electrical Equipment — 37.7%
ABB Ltd., Registered	3,085	201,445
Advanced Energy Solution Holding Co. Ltd.	1,000	41,215
Alfen NV(a)(c)	905	11,167
Ballard Power Systems Inc.(a)	9,983	18,269
Bloom Energy Corp., Class A(a)	8,375	313,141
ChargePoint Holdings Inc.(a)(b)	864	7,940
Contemporary Amperex Technology Co. Ltd., Class A	10,200	372,508
Doosan Fuel Cell Co. Ltd.(a)	1,759	29,415
Eaton Corp. PLC	541	208,134
EnerSys	1,574	145,390
Eos Energy Enterprises Inc.(a)(b)	9,192	52,394
Eve Energy Co. Ltd., Class A	4,900	29,972
Fluence Energy Inc.(a)(b)	2,782	22,590
Furukawa Electric Co. Ltd.	2,800	169,125
Gotion High-tech Co. Ltd., Class A	4,500	18,198
GS Yuasa Corp.	4,100	73,580
LG Energy Solution Ltd.(a)	1,641	448,590
NEL ASA(a)(b)	74,091	18,862
Phihong Technology Co. Ltd.(a)	16,000	11,683
Security	Shares	Value
Electrical Equipment (continued)
Plug Power Inc.(a)(b)	39,115	$58,672
Schneider Electric SE	707	182,967
Sungrow Power Supply Co. Ltd., Class A	5,000	49,785
		2,485,042
Electronic Equipment, Instruments & Components — 13.8%
Delta Electronics Inc.	6,000	113,029
Kyocera Corp.	4,000	47,217
Maxell Ltd.	100	1,329
Murata Manufacturing Co. Ltd.	24,200	360,195
Nichicon Corp.	2,700	23,124
Samsung SDI Co. Ltd.	2,106	302,203
Shenzhen Everwin Precision Technology Co. Ltd., Class A	3,300	10,341
TDK Corp.	4,100	49,950
		907,388
Machinery — 0.8%
Kaori Heat Treatment Co. Ltd.	4,000	41,919
NGK Insulators Ltd.	800	10,128
		52,047
Semiconductors & Semiconductor Equipment — 3.5%
Enphase Energy Inc.(a)(b)	5,286	171,055
SolarEdge Technologies Inc.(a)	2,402	61,635
		232,690
Total Common Stocks — 99.2% (Cost: $6,709,180)		6,529,768
Preferred Stocks
Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	269	29,210
Total Preferred Stocks — 0.4% (Cost: $45,705)		29,210
Total Long-Term Investments — 99.6% (Cost: $6,754,885)		6,558,978
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	360,326	360,470
Total Short-Term Securities — 5.5% (Cost: $360,467)		360,470
Total Investments — 105.1% (Cost: $7,115,352)		6,919,448
Liabilities in Excess of Other Assets — (5.1)%		(335,246)
Net Assets — 100.0%		$6,584,202

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Energy Storage & Materials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,890	$342,637 (a)	$—	$(58)	$1	$360,470	360,326	$6,034 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	27	—
				$(58)	$1	$360,470		$6,061	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	1	09/11/25	$20	$969
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$969	$—	$—	$—	$969

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,806	$—	$—	$—	$3,806
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(461)	$—	$—	$—	$(461)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$28,040
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2025
iShares® Energy Storage & Materials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,761,012	$4,768,756	$—	$6,529,768
Preferred Stocks	—	29,210	—	29,210
Short-Term Securities
Money Market Funds	360,470	—	—	360,470
	$2,121,482	$4,797,966	$—	$6,919,448
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$969	$—	$969

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.0%
IGO Ltd.	5,974,606	$16,807,575
Megaport Ltd.(a)	3,502,662	33,456,229
SiteMinder Ltd.(a)	4,250,674	14,096,074
Technology One Ltd.	849,774	22,228,836
WiseTech Global Ltd.	212,579	16,100,766
		102,689,480
Austria — 0.5%
Verbund AG	229,572	17,093,811
Belgium — 1.0%
Argenx SE(a)	26,946	18,097,718
Melexis NV	232,710	17,798,763
		35,896,481
Canada — 2.9%
BlackBerry Ltd.(a)(b)	6,043,051	22,242,754
Boralex Inc., Class A	777,759	17,602,859
Brookfield Renewable Corp.	561,598	20,537,075
Constellation Software Inc./Canada	4,965	17,129,107
Northland Power Inc.	1,242,297	20,298,502
		97,810,297
China — 9.8%
Alibaba Group Holding Ltd.	1,480,800	22,263,481
Baidu Inc., Class A(a)	1,491,750	16,321,735
BYD Co. Ltd., Class A	1,281,000	18,581,585
China Longyuan Power Group Corp. Ltd., Class H	18,963,000	17,099,722
China Resources Power Holdings Co. Ltd.	6,690,000	16,578,411
China Three Gorges Renewables Group Co. Ltd., Class A	25,986,610	15,600,547
Ganfeng Lithium Group Co. Ltd., Class A	3,097,902	15,429,024
Gotion High-tech Co. Ltd., Class A	5,300,504	21,435,296
Innovent Biologics Inc.(a)(c)	3,364,500	41,646,114
Li Auto Inc., Class A(a)	1,472,400	19,276,227
LONGi Green Energy Technology Co. Ltd., Class A(a)	5,118,400	11,164,087
National Silicon Industry Group Co. Ltd., Class A	5,386,103	13,843,232
NIO Inc., Class A(a)(b)	3,548,300	16,983,319
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	12,891,300	14,542,580
Tencent Holdings Ltd.	312,700	21,892,814
Tianqi Lithium Corp., Class A(a)	3,578,907	18,913,123
Tongwei Co. Ltd., Class A(a)	3,180,800	8,994,312
XPeng Inc., Class A(a)	2,508,900	22,830,978
		333,396,587
Denmark — 1.1%
Orsted A/S(a)(c)	300,197	14,148,734
Vestas Wind Systems A/S	1,203,593	21,975,309
		36,124,043
France — 1.5%
Dassault Systemes SE	445,109	14,622,375
Sartorius Stedim Biotech	85,197	17,024,949
STMicroelectronics NV	600,219	15,253,930
Worldline SA(a)(b)(c)	783,542	2,854,419
		49,755,673
Germany — 2.7%
Infineon Technologies AG	486,219	19,100,196
QIAGEN NV	346,963	17,204,389
SAP SE	65,692	18,784,990
Siemens Energy AG(a)	306,967	35,540,229
		90,629,804
Security	Shares	Value
India — 0.9%
Infosys Ltd.	704,988	$11,989,694
Tata Consultancy Services Ltd.	176,853	6,099,031
Wipro Ltd.	4,525,065	12,728,809
		30,817,534
Israel — 0.4%
Nice Ltd.(a)	85,290	13,314,717
Italy — 1.1%
Infrastrutture Wireless Italiane SpA(c)	1,748,485	20,671,103
Nexi SpA(c)	2,722,394	15,545,505
		36,216,608
Japan — 5.3%
Chugai Pharmaceutical Co. Ltd.	371,600	17,813,363
Daifuku Co. Ltd.	734,700	18,599,806
Daiichi Sankyo Co. Ltd.	578,300	14,186,809
FANUC Corp.	625,900	17,423,147
Harmonic Drive Systems Inc.	973,700	18,460,557
Murata Manufacturing Co. Ltd.	1,002,200	14,916,822
Nabtesco Corp.	1,044,200	19,209,586
SUMCO Corp.	2,140,500	16,740,421
Taiyo Yuden Co. Ltd.	996,500	18,617,779
TDK Corp.	1,363,200	16,607,770
Yaskawa Electric Corp.	360,600	7,542,232
		180,118,292
Netherlands — 2.5%
Adyen NV(a)(c)	10,427	17,883,875
Allfunds Group PLC	3,005,044	20,807,541
ASM International NV	29,698	14,375,523
ASML Holding NV	23,784	16,484,046
BE Semiconductor Industries NV	123,348	16,665,756
		86,216,741
Norway — 0.7%
Nordic Semiconductor ASA(a)	1,802,984	24,511,687
Portugal — 0.5%
EDP Renovaveis SA	1,583,372	18,589,907
South Korea — 2.4%
LG Energy Solution Ltd.(a)	72,795	19,899,528
Samsung Electro-Mechanics Co. Ltd.	198,394	21,078,820
Samsung SDI Co. Ltd.	90,677	13,011,800
SK Hynix Inc.	137,031	26,558,774
		80,548,922
Spain — 1.6%
Amadeus IT Group SA	231,672	18,601,814
Cellnex Telecom SA(c)	506,085	17,859,496
Corp. ACCIONA Energias Renovables SA(b)	713,347	19,205,262
		55,666,572
Sweden — 0.9%
Swedish Orphan Biovitrum AB(a)	569,563	15,660,982
Telefonaktiebolaget LM Ericsson, Class B	1,986,062	14,425,921
		30,086,903
Switzerland — 0.5%
Novartis AG, Registered	165,319	18,827,692
Taiwan — 3.9%
Advantech Co. Ltd.	1,504,000	16,730,257
Globalwafers Co. Ltd.	1,489,000	16,901,655
MediaTek Inc.	406,000	18,385,533
Sino-American Silicon Products Inc.	3,898,000	13,068,188
Taiwan Semiconductor Manufacturing Co. Ltd.	519,000	19,981,112
United Microelectronics Corp.	12,410,000	17,196,200
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Win Semiconductors Corp.	4,484,000	$12,715,560
Yageo Corp.	1,034,650	18,180,495
		133,159,000
United Kingdom — 2.5%
AstraZeneca PLC	129,744	18,928,564
GSK PLC	1,019,330	18,749,537
Ocado Group PLC(a)(b)	3,164,837	13,116,885
Sage Group PLC (The)	1,002,879	16,102,874
Wise PLC, Class A(a)	1,459,418	19,496,335
		86,394,195
United States — 52.8%
AbbVie Inc.	94,205	17,806,629
Accenture PLC, Class A	44,959	12,008,549
Advanced Micro Devices Inc.(a)	143,170	25,242,303
Akamai Technologies Inc.(a)	148,950	11,366,375
Albemarle Corp.	154,948	10,513,222
Alnylam Pharmaceuticals Inc.(a)	64,692	25,374,790
Alphabet Inc., Class A	84,136	16,145,698
Amazon.com Inc.(a)	71,242	16,678,465
American Tower Corp.	82,296	17,149,663
Analog Devices Inc.	77,941	17,507,887
Applied Materials Inc.	97,746	17,600,145
Arista Networks Inc.(a)	153,680	18,936,450
Atlassian Corp., Class A(a)	61,396	11,774,525
Autodesk Inc.(a)	53,731	16,286,403
Bentley Systems Inc., Class B	385,684	22,361,958
Bio-Rad Laboratories Inc., Class A(a)(b)	27,574	6,671,529
Blackbaud Inc.(a)	218,299	14,717,719
Box Inc., Class A(a)	507,997	16,306,704
Bridgebio Pharma Inc.(a)(b)	574,911	27,176,043
Bristol-Myers Squibb Co.	284,344	12,314,939
Broadcom Inc.	89,746	26,358,400
Cadence Design Systems Inc.(a)	54,566	19,893,127
Cisco Systems Inc.	280,608	19,103,793
Cloudflare Inc., Class A(a)	145,940	30,308,819
Cognizant Technology Solutions Corp., Class A	201,885	14,487,268
Coinbase Global Inc., Class A(a)	53,578	20,239,625
Corning Inc.	344,384	21,778,844
CRISPR Therapeutics AG(a)(b)	344,096	19,358,841
Crowdstrike Holdings Inc., Class A(a)	45,300	20,592,021
Crown Castle Inc.	166,805	17,529,537
Danaher Corp.	68,265	13,459,127
Datadog Inc., Class A(a)	107,305	15,020,554
DocuSign Inc., Class A(a)	177,192	13,402,803
Dropbox Inc., Class A(a)	548,315	14,897,719
DuPont de Nemours Inc.	212,337	15,267,030
Dynatrace Inc.(a)	291,228	15,321,505
EchoStar Corp., Class A(a)	701,397	22,858,528
Elastic NV(a)	156,269	13,079,715
Eli Lilly & Co.	20,635	15,271,344
Enphase Energy Inc.(a)	222,304	7,193,757
EPAM Systems Inc.(a)	65,159	10,276,226
F5 Inc.(a)	63,074	19,768,653
First Solar Inc.(a)	85,911	15,011,229
Fortinet Inc.(a)	167,212	16,704,479
Garmin Ltd.	74,259	16,244,899
Gen Digital Inc.	550,762	16,241,971
Guidewire Software Inc.(a)	96,320	21,789,510
HubSpot Inc.(a)	23,741	12,337,011
Illumina Inc.(a)	113,565	11,664,261
Intel Corp.	833,641	16,506,092
Security	Shares	Value
United States (continued)
International Business Machines Corp.	71,445	$18,086,302
Intuitive Surgical Inc.(a)	30,235	14,545,756
Ionis Pharmaceuticals Inc.(a)	432,767	18,600,326
Jazz Pharmaceuticals PLC(a)	135,226	15,500,956
KLA Corp.	25,342	22,276,378
Lam Research Corp.	210,160	19,931,574
Lincoln Electric Holdings Inc.	77,806	18,945,761
Manhattan Associates Inc.(a)	55,988	12,298,324
MarketAxess Holdings Inc.	46,265	9,507,458
Marvell Technology Inc.	148,081	11,901,270
Merck & Co. Inc.	160,645	12,549,587
Mettler-Toledo International Inc.(a)	13,631	16,816,292
Microchip Technology Inc.	271,418	18,345,143
Micron Technology Inc.(b)	160,730	17,542,072
Microsoft Corp.	36,620	19,536,770
Moderna Inc.(a)(b)	418,917	12,383,187
MongoDB Inc., Class A(a)(b)	60,253	14,333,586
Monolithic Power Systems Inc.	27,274	19,398,360
Motorola Solutions Inc.	34,178	15,003,458
Nasdaq Inc.	202,201	19,455,780
NEXTracker Inc., Class A(a)	456,176	26,576,814
Nvidia Corp.	118,016	20,991,506
NXP Semiconductors NV	76,936	16,446,609
Okta Inc.(a)	195,026	19,073,543
ON Semiconductor Corp.(a)	255,222	14,384,312
Palantir Technologies Inc., Class A(a)	226,739	35,904,121
Palo Alto Networks Inc.(a)	82,373	14,299,953
Pfizer Inc.	663,338	15,449,142
PTC Inc.(a)(b)	81,630	17,534,940
Qorvo Inc.(a)	243,999	20,398,316
Qualcomm Inc.	107,144	15,724,453
Qualys Inc.(a)	106,745	14,204,557
Regeneron Pharmaceuticals Inc.	21,327	11,633,025
Repligen Corp.(a)	108,764	12,733,001
Roper Technologies Inc.	29,869	16,439,898
Salesforce Inc.	47,531	12,278,683
SBA Communications Corp., Class A	75,851	17,045,237
Seagate Technology Holdings PLC	167,101	26,236,528
SentinelOne Inc., Class A(a)	699,369	12,826,427
ServiceNow Inc.(a)	14,370	13,552,634
Skyworks Solutions Inc.	184,355	12,635,692
Snowflake Inc., Class A(a)	96,337	21,531,320
SoFi Technologies Inc.(a)	1,047,053	23,642,457
Synopsys Inc.(a)	33,782	21,399,884
Tenable Holdings Inc.(a)	385,680	12,075,641
Teradyne Inc.	144,535	15,527,395
Tesla Inc.(a)	40,119	12,367,484
Texas Instruments Inc.	85,768	15,529,154
Trade Desk Inc. (The), Class A(a)(b)	122,938	10,690,688
Tradeweb Markets Inc., Class A	125,453	17,381,513
Tyler Technologies Inc.(a)	26,353	15,404,910
Varonis Systems Inc., Class B(a)	350,520	19,569,532
Veeva Systems Inc., Class A(a)	70,310	19,982,102
Waters Corp.(a)	41,726	12,048,800
Western Digital Corp.	265,844	20,919,264
Zscaler Inc.(a)	83,367	23,806,281
		1,801,110,840
Total Common Stocks — 98.5% (Cost: $2,475,074,792)		3,358,975,786
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	398,117	$14,641,681
Germany — 0.3%
Sartorius AG, Preference Shares, NVS	47,069	10,023,425
Total Preferred Stocks — 0.7% (Cost: $29,289,180)		24,665,106
Total Long-Term Investments — 99.2% (Cost: $2,504,363,972)		3,383,640,892
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	79,477,090	79,508,881
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	7,900,000	7,900,000
Total Short-Term Securities — 2.6% (Cost: $87,368,573)		87,408,881
Total Investments — 101.8% (Cost: $2,591,732,545)		3,471,049,773
Liabilities in Excess of Other Assets — (1.8)%		(60,280,231)
Net Assets — 100.0%		$3,410,769,542

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,644,064	$—	$(33,153,565)(a)	$46,580	$(28,198)	$79,508,881	79,477,090	$782,266 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,840,000	3,060,000 (a)	—	—	—	7,900,000	7,900,000	273,678	—
				$46,580	$(28,198)	$87,408,881		$1,055,944	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	55	09/19/25	$3,362	$11,495
MSCI Emerging Markets Index	101	09/19/25	6,253	(38,497)
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2025
iShares® Exponential Technologies ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	53	09/19/25	$16,892	$122,364
				$95,362
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$133,859	$—	$—	$—	$133,859
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$38,497	$—	$—	$—	$38,497

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$747,608	$—	$—	$—	$747,608
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$282,575	$—	$—	$—	$282,575
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,028,815
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,898,921,137	$1,460,054,649	$—	$3,358,975,786
Preferred Stocks	14,641,681	10,023,425	—	24,665,106
Short-Term Securities
Money Market Funds	87,408,881	—	—	87,408,881
	$2,000,971,699	$1,470,078,074	$—	$3,471,049,773
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Exponential Technologies ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$133,859	$—	$—	$133,859
Liabilities
Equity Contracts	(38,497)	—	—	(38,497)
	$95,362	$—	$—	$95,362

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments
July 31, 2025
iShares® Future Cloud 5G and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 2.1%
DuPont de Nemours Inc.	2,559	$183,992
Communications Equipment — 11.2%
Arista Networks Inc.(a)	1,959	241,388
Ciena Corp.(a)	2,862	265,708
Lumentum Holdings Inc.(a)	898	98,852
Nokia OYJ	48,072	195,910
Telefonaktiebolaget LM Ericsson, Class B	25,536	185,483
		987,341
Diversified Telecommunication Services — 6.4%
Cellnex Telecom SA(b)	6,034	212,937
China Tower Corp. Ltd., Class H(b)	113,700	159,102
HFCL Ltd.	24,607	21,114
Infrastrutture Wireless Italiane SpA(b)	9,462	111,863
NetLink NBN Trust	82,800	57,075
		562,091
Electrical Equipment — 2.8%
Vertiv Holdings Co., Class A	1,674	243,734
Electronic Equipment, Instruments & Components — 9.2%
Belden Inc.	1,104	136,510
Corning Inc.	4,398	278,129
Keysight Technologies Inc.(a)	1,249	204,723
Murata Manufacturing Co. Ltd.	12,900	192,005
		811,367
IT Services — 3.5%
Akamai Technologies Inc.(a)	1,953	149,033
Computacenter PLC	854	25,811
Kyndryl Holdings Inc.(a)	3,015	113,877
Megaport Ltd.(a)	2,351	22,456
		311,177
Media — 1.3%
EchoStar Corp., Class A(a)	3,564	116,151
Semiconductors & Semiconductor Equipment — 34.1%
Advanced Micro Devices Inc.(a)	1,618	285,270
Broadcom Inc.	1,148	337,168
Infineon Technologies AG	6,077	238,723
Intel Corp.	10,419	206,296
MACOM Technology Solutions Holdings Inc.(a)	1,502	205,984
Marvell Technology Inc.	1,883	151,337
MediaTek Inc.	5,000	226,423
Micron Technology Inc.	2,062	225,047
Nordic Semiconductor ASA(a)	4,563	62,034
Nvidia Corp.	1,519	270,185
NXP Semiconductors NV	960	205,219
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo Inc.(a)	2,613	$218,447
Qualcomm Inc.	1,311	192,402
Skyworks Solutions Inc.	2,345	160,726
SOITEC(a)	665	28,804
		3,014,065
Software — 8.2%
Datadog Inc., Class A(a)	1,340	187,573
Dynatrace Inc.(a)	3,724	195,920
Elastic NV(a)	1,200	100,440
Nutanix Inc., Class A(a)	3,235	243,175
		727,108
Specialized REITs — 7.4%
American Tower Corp.	1,050	218,810
Crown Castle Inc.	2,114	222,160
SBA Communications Corp., Class A	970	217,978
		658,948
Technology Hardware, Storage & Peripherals — 13.6%
Pure Storage Inc., Class A(a)	3,446	205,106
Seagate Technology Holdings PLC	2,156	338,513
Super Micro Computer Inc.(a)	5,472	322,684
Western Digital Corp.	3,056	240,477
Wiwynn Corp.	1,000	91,266
		1,198,046
Total Long-Term Investments — 99.8% (Cost: $7,191,386)		8,814,020
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	10,000	10,000
Total Short-Term Securities — 0.1% (Cost: $10,000)		10,000
Total Investments — 99.9% (Cost: $7,201,386)		8,824,020
Other Assets Less Liabilities — 0.1%		11,667
Net Assets — 100.0%		$8,835,687

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Future Cloud 5G and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$125,539	$—	$(125,454)(b)	$(76)	$(9)	$—	—	$712 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000 (b)	—	—	—	10,000	10,000	125	—
				$(76)	$(9)	$10,000		$837	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	09/19/25	$11	$(223)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$223	$—	$—	$—	$223

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,363	$—	$—	$—	$1,363
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,439)	$—	$—	$—	$(1,439)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$10,868
Schedule of Investments
18

Schedule of Investments (continued)
July 31, 2025
iShares® Future Cloud 5G and Tech ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,040,089	$1,773,931	$—	$8,814,020
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$7,050,089	$1,773,931	$—	$8,824,020
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(223)	$—	$—	$(223)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® Genomics Immunology and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.4%
AbCellera Biologics Inc.(a)(b)	574,532	$2,568,158
Denmark — 4.1%
Genmab A/S(a)	20,577	4,430,175
France — 4.9%
Sanofi SA	45,104	4,049,015
Valneva SE(a)(b)	365,413	1,346,270
		5,395,285
Germany — 4.1%
BioNTech SE, ADR(a)(b)	41,861	4,500,058
Japan — 4.2%
Ono Pharmaceutical Co. Ltd.	34,900	390,278
Takeda Pharmaceutical Co. Ltd.	152,700	4,194,636
		4,584,914
South Korea — 2.0%
SK Bioscience Co. Ltd.(a)	66,285	2,168,783
Switzerland — 8.7%
BeOne Medicines Ltd.(a)	228,300	5,190,266
Roche Holding AG, NVS	13,942	4,350,922
		9,541,188
United Kingdom — 8.5%
AstraZeneca PLC	31,140	4,543,065
GSK PLC	221,908	4,081,772
Mereo Biopharma Group PLC, ADR(a)(b)	369,042	623,681
		9,248,518
United States — 60.9%
Arcellx Inc.(a)(b)	66,688	4,760,856
Arcturus Therapeutics Holdings Inc.(a)	63,703	777,814
Arcus Biosciences Inc.(a)	163,895	1,496,361
Beam Therapeutics Inc.(a)(b)	8,987	177,134
BioCryst Pharmaceuticals Inc.(a)	411,366	3,348,519
Celcuity Inc.(a)	79,136	3,099,361
CRISPR Therapeutics AG(a)(b)	8,263	464,876
Exelixis Inc.(a)	105,542	3,822,731
Geron Corp.(a)(b)	1,547,969	1,780,164
Ginkgo Bioworks Holdings Inc.(a)	95,973	1,261,085
ImmunityBio Inc.(a)(b)	235,549	579,451
Immunome Inc.(a)(b)	197,032	2,072,777
Incyte Corp.(a)	66,039	4,945,661
Intellia Therapeutics Inc.(a)(b)	9,623	112,012
Iovance Biotherapeutics Inc.(a)(b)	696,710	1,790,545
Security	Shares	Value
United States (continued)
Janux Therapeutics Inc.(a)(b)	127,193	$3,054,540
Kura Oncology Inc.(a)(b)	211,086	1,277,070
Ligand Pharmaceuticals Inc.(a)	1,877	246,976
Merck & Co. Inc.	57,509	4,492,603
Moderna Inc.(a)	165,385	4,888,781
Novavax Inc.(a)(b)	378,659	2,518,082
OmniAb Inc., 12.50 Earnout Shares(a)(c)	19,498	—
OmniAb Inc., 15.00 Earnout Shares(c)	19,498	—
ORIC Pharmaceuticals Inc.(a)	102,394	1,020,868
Pacific Biosciences of California Inc.(a)(b)	677,667	935,181
Regeneron Pharmaceuticals Inc.	9,208	5,022,596
Revolution Medicines Inc.(a)	110,525	4,119,267
Rigel Pharmaceuticals Inc.(a)(b)	44,573	938,707
Twist Bioscience Corp.(a)(b)	143,854	4,829,179
Vir Biotechnology Inc.(a)(b)	228,550	1,158,749
Xencor Inc.(a)	171,392	1,425,981
		66,417,927
Total Long-Term Investments — 99.8% (Cost: $125,060,719)		108,855,006
Short-Term Securities
Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	17,013,252	17,020,058
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	40,000	40,000
Total Short-Term Securities — 15.6% (Cost: $17,060,058)		17,060,058
Total Investments — 115.4% (Cost: $142,120,777)		125,915,064
Liabilities in Excess of Other Assets — (15.4)%		(16,809,678)
Net Assets — 100.0%		$109,105,386

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2025
iShares® Genomics Immunology and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,999,352	$4,021,062 (a)	$—	$706	$(1,062)	$17,020,058	17,013,252	$322,973 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—	(80,000)(a)	—	—	40,000	40,000	10,211	—
				$706	$(1,062)	$17,060,058		$333,184	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index	1	09/19/25	$132	$(6,909)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,909	$—	$—	$—	$6,909

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(101,036)	$—	$—	$—	$(101,036)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(14,764)	$—	$—	$—	$(14,764)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$361,955
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$74,109,824	$34,745,182	$—	$108,855,006
Short-Term Securities
Money Market Funds	17,060,058	—	—	17,060,058
	$91,169,882	$34,745,182	$—	$125,915,064
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,909)	$—	$—	$(6,909)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
22

Schedule of Investments
July 31, 2025
iShares® Neuroscience and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 66.8%
Abeona Therapeutics Inc.(a)(b)	3,626	$23,098
Acadia Pharmaceuticals Inc.(a)	6,524	155,467
Alector Inc.(a)	6,196	9,232
Alkermes PLC(a)	4,523	119,814
Anavex Life Sciences Corp.(a)(b)	6,632	74,942
Annexon Inc.(a)(b)	7,586	18,206
Argenx SE, ADR(a)(b)	245	164,231
BioArctic AB, Class B(a)(b)(c)	3,170	69,406
Biogen Inc.(a)	1,079	138,112
Biohaven Ltd.(a)	7,167	108,222
Bright Minds Biosciences Inc.(a)	586	19,789
Capricor Therapeutics Inc.(a)(b)	3,222	26,356
Catalyst Pharmaceuticals Inc.(a)	5,561	118,616
Denali Therapeutics Inc.(a)	9,755	134,912
Dianthus Therapeutics Inc.(a)(b)	1,792	37,041
Dyne Therapeutics Inc.(a)(b)	6,849	67,463
Entrada Therapeutics Inc.(a)(b)	1,742	10,243
Idorsia Ltd.(a)	12,548	53,898
Larimar Therapeutics Inc.(a)(b)	3,049	10,549
Neurocrine Biosciences Inc.(a)(b)	1,144	146,695
Neurogene Inc.(a)	943	20,529
Praxis Precision Medicines Inc.(a)	1,463	79,324
Prothena Corp. PLC(a)	3,413	23,447
PTC Therapeutics Inc.(a)(b)	2,760	143,824
REGENXBIO Inc.(a)	3,652	31,078
SanBio Co. Ltd.(a)	4,300	64,595
Sangamo Therapeutics Inc.(a)(b)	19,103	10,260
Sarepta Therapeutics Inc.(a)(b)	3,335	54,761
Scholar Rock Holding Corp.(a)(b)	4,203	155,721
Solid Biosciences Inc.(a)(b)	4,491	30,718
Taysha Gene Therapies Inc.(a)	17,152	46,825
Vanda Pharmaceuticals Inc.(a)	4,417	18,816
Voyager Therapeutics Inc.(a)(b)	3,598	11,478
Xenon Pharmaceuticals Inc.(a)(b)	4,533	138,438
		2,336,106
Health Care Equipment & Supplies — 5.9%
Axogen Inc.(a)	3,452	45,187
Ceribell Inc.(a)	1,639	23,602
ClearPoint Neuro Inc.(a)(b)	1,956	20,342
Integra LifeSciences Holdings Corp.(a)	5,272	69,274
MicroPort NeuroScientific Corp.	17,000	31,045
NeuroPace Inc.(a)	1,861	15,837
		205,287
Security	Shares	Value
Pharmaceuticals — 24.2%
Amylyx Pharmaceuticals Inc.(a)(b)	5,249	$42,149
Avadel Pharmaceuticals PLC(a)(b)	7,102	74,642
Cassava Sciences Inc.(a)	3,600	7,560
Edgewise Therapeutics Inc.(a)	6,195	88,341
Fulcrum Therapeutics Inc.(a)(b)	3,889	26,173
H Lundbeck A/S	21,494	111,979
KemPharm Inc.(a)	4,335	48,162
Medincell SA, NVS(a)	1,619	31,409
Neuren Pharmaceuticals Ltd.(a)	8,775	96,222
Rapport Therapeutics Inc.(a)	1,398	20,075
SK Biopharmaceuticals Co. Ltd.(a)	2,156	151,842
Supernus Pharmaceuticals Inc.(a)	4,259	149,491
		848,045
Technology Hardware, Storage & Peripherals — 2.8%
Dynavox Group AB(a)	7,740	100,050
Total Long-Term Investments — 99.7% (Cost: $3,624,540)		3,489,488
Short-Term Securities
Money Market Funds — 32.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	1,145,740	1,146,198
Total Short-Term Securities — 32.8% (Cost: $1,146,163)		1,146,198
Total Investments — 132.5% (Cost: $4,770,703)		4,635,686
Liabilities in Excess of Other Assets — (32.5)%		(1,136,803)
Net Assets — 100.0%		$3,498,883

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Neuroscience and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$466,189	$680,026 (a)	$—	$(5)	$(12)	$1,146,198	1,145,740	$18,312 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	120	—
				$(5)	$(12)	$1,146,198		$18,432	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,397	$—	$—	$—	$1,397
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,810,451	$679,037	$—	$3,489,488
Short-Term Securities
Money Market Funds	1,146,198	—	—	1,146,198
	$3,956,649	$679,037	$—	$4,635,686
See notes to financial statements.
Schedule of Investments
24

Schedule of Investments
July 31, 2025
iShares® Self-Driving EV and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.9%
Pilbara Minerals Ltd.(a)	2,746,451	$2,786,847
Canada — 1.1%
NFI Group Inc.(a)	114,731	1,581,526
China — 23.0%
BYD Co. Ltd., Class H	317,000	4,628,469
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	392,280	1,302,118
Li Auto Inc., Class A(a)	364,800	4,775,854
NIO Inc., Class A(a)(c)	1,467,100	7,022,018
Tianneng Power International Ltd.	640,000	552,871
Tianqi Lithium Corp., Class H(a)(c)	137,800	619,452
XPeng Inc., Class A(a)	547,000	4,977,697
Zeekr Intelligent Technology Holding Ltd., ADR(a)	205,769	5,810,917
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	646,300	4,969,699
		34,659,095
France — 3.5%
Forvia SE(a)	89,627	1,139,450
Renault SA	110,883	4,102,757
		5,242,207
Germany — 2.4%
Continental AG	42,410	3,622,262
Japan — 1.4%
GS Yuasa Corp.	89,600	1,607,986
TS Tech Co. Ltd.	45,100	541,525
		2,149,511
South Korea — 16.8%
Hyundai Mobis Co. Ltd.	19,656	4,147,801
LG Chem Ltd.	36,612	7,871,758
LG Energy Solution Ltd.(a)	25,339	6,926,769
Samsung SDI Co. Ltd.	42,325	6,073,474
Sebang Global Battery Co. Ltd.	5,500	261,953
		25,281,755
Sweden — 1.4%
Polestar Automotive Holding U.K. PLC, Class A(a)(c)	2,003,007	2,143,217
Switzerland — 2.8%
ABB Ltd., Registered	63,973	4,177,315
Taiwan — 0.8%
Advanced Energy Solution Holding Co. Ltd.	30,000	1,236,450
United Kingdom — 1.9%
Spectris PLC	55,204	2,898,746
United States — 31.6%
Adient PLC(a)	46,231	991,193
Albemarle Corp.	90,761	6,158,134
Aptiv PLC(a)	55,095	3,781,721
Aurora Innovation Inc., Class A(a)(c)	551,678	3,205,249
Autoliv Inc.	40,766	4,547,447
Blue Bird Corp.(a)	30,172	1,351,404
ChargePoint Holdings Inc.(a)(c)	19,698	181,025
CTS Corp.	16,341	640,404
Security	Shares	Value
United States (continued)
EVgo Inc., Class A(a)	123,118	$414,908
Gentex Corp.	125,969	3,328,101
Gentherm Inc.(a)	16,926	542,309
Lear Corp.	29,965	2,825,400
Lucid Group Inc., Class A(a)(c)	1,161,959	2,858,419
Ouster Inc.(a)	27,176	635,375
QuantumScape Corp., Class A(a)(c)	383,476	3,297,893
Rivian Automotive Inc., Class A(a)(c)	387,875	4,991,951
Serve Robotics Inc.(a)(c)	41,103	418,839
Tesla Inc.(a)	18,399	5,671,860
Visteon Corp.(a)	15,095	1,677,809
		47,519,441
Total Common Stocks — 88.6% (Cost: $139,182,467)		133,298,372
Preferred Stocks
Chile — 3.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	137,297	5,049,417
Germany — 7.3%
Porsche Automobil Holding SE, Preference Shares, NVS	139,988	5,618,289
Volkswagen AG, Preference Shares, NVS	52,030	5,440,554
		11,058,843
Total Preferred Stocks — 10.7% (Cost: $19,946,673)		16,108,260
Total Long-Term Investments — 99.3% (Cost: $159,129,140)		149,406,632
Short-Term Securities
Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	18,229,712	18,237,004
Total Short-Term Securities — 12.1% (Cost: $18,237,004)		18,237,004
Total Investments — 111.4% (Cost: $177,366,144)		167,643,636
Liabilities in Excess of Other Assets — (11.4)%		(17,091,891)
Net Assets — 100.0%		$150,551,745

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Self-Driving EV and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,599,493	$—	$(25,372,085)(a)	$8,789	$807	$18,237,004	18,229,712	$835,250 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	90,000	—	(90,000)(a)	—	—	—	—	5,223	—
				$8,789	$807	$18,237,004		$840,473	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	09/19/25	$672	$2,096
S&P 500 E-Mini Index	1	09/19/25	319	11,559
				$13,655
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$13,655	$—	$—	$—	$13,655

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$94,791	$—	$—	$—	$94,791
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$11,439	$—	$—	$—	$11,439
Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2025
iShares® Self-Driving EV and Tech ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,106,544
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$57,055,101	$76,243,271	$—	$133,298,372
Preferred Stocks	5,049,417	11,058,843	—	16,108,260
Short-Term Securities
Money Market Funds	18,237,004	—	—	18,237,004
	$80,341,522	$87,302,114	$—	$167,643,636
Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,655	$—	$—	$13,655

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
27
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
July 31, 2025

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Exponential Technologies ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,361,395	$915,859,729	$6,558,978	$3,383,640,892
Investments, at value—affiliated(c)	446,740	52,963,496	360,470	87,408,881
Cash	1,712	19,957	4,166	54,217
Cash pledged for futures contracts	1,000	21,000	1,150	877,000
Foreign currency collateral pledged for futures contracts(d)	—	—	—	158,627
Foreign currency, at value(e)	2,185	177,494	11,810	7,965,193
Receivables:
Investments sold	—	—	—	37,103,504
Securities lending income—affiliated	248	10,917	809	127,368
Dividends—unaffiliated	837	542,807	2,986	3,431,266
Dividends—affiliated	—	13,312	—	27,868
Tax reclaims	2,214	2,943	7,981	1,062,457
Variation margin on futures contracts	—	—	24	—
Other assets	34	—	—	—
Total assets	3,816,365	969,611,655	6,948,374	3,521,857,273
LIABILITIES
Collateral on securities loaned, at value	446,742	52,380,593	360,516	79,453,775
Payables:
Investments purchased	—	—	1,073	30,164,254
Investment advisory fees	1,345	376,218	2,583	1,339,604
Professional fees	—	—	—	32,611
Variation margin on futures contracts	58	2,059	—	97,487
Total liabilities	448,145	52,758,870	364,172	111,087,731
Commitments and contingent liabilities
NET ASSETS	$3,368,220	$916,852,785	$6,584,202	$3,410,769,542
NET ASSETS CONSIST OF
Paid-in capital	$4,025,360	$792,328,879	$7,188,598	$2,598,469,492
Accumulated earnings (loss)	(657,140)	124,523,906	(604,396)	812,300,050
NET ASSETS	$3,368,220	$916,852,785	$6,584,202	$3,410,769,542
NET ASSET VALUE
Shares outstanding	160,000	18,000,000	280,000	51,700,000
Net asset value	$21.05	$50.94	$23.52	$65.97
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$3,350,864	$779,538,340	$6,754,885	$2,504,363,972
(b) Securities loaned, at value	$417,501	$49,013,426	$334,315	$73,540,112
(c) Investments, at cost—affiliated	$446,735	$52,963,496	$360,467	$87,368,573
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$161,725
(e) Foreign currency, at cost	$2,225	$180,999	$12,135	$8,069,236
See notes to financial statements.
Statements of Assets and Liabilities
28

Statements of Assets and Liabilities (continued)
July 31, 2025

	iShares Future Cloud 5G and Tech ETF	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF	iShares Self-Driving EV and Tech ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$8,814,020	$108,855,006	$3,489,488	$149,406,632
Investments, at value—affiliated(c)	10,000	17,060,058	1,146,198	18,237,004
Cash	340	10,040	3,761	—
Cash pledged for futures contracts	1,000	9,000	—	22,000
Foreign currency collateral pledged for futures contracts(d)	—	—	—	47,930
Foreign currency, at value(e)	11,127	68,450	4,694	274,192
Receivables:
Investments sold	—	—	—	491,998
Securities lending income—affiliated	53	40,776	1,911	43,980
Dividends—unaffiliated	1,865	—	241	20,700
Dividends—affiliated	58	3,310	—	211
Tax reclaims	868	134,084	—	773,891
Total assets	8,839,331	126,180,724	4,646,293	169,318,538
LIABILITIES
Bank overdraft	—	—	—	202,726
Collateral on securities loaned, at value	—	17,027,378	1,146,049	18,216,967
Payables:
Investments purchased	—	—	—	269,434
Investment advisory fees	3,506	44,046	1,361	61,451
Professional fees	—	—	—	5,969
Variation margin on futures contracts	135	3,914	—	10,246
Other liabilities	3	—	—	—
Total liabilities	3,644	17,075,338	1,147,410	18,766,793
Commitments and contingent liabilities
NET ASSETS	$8,835,687	$109,105,386	$3,498,883	$150,551,745
NET ASSETS CONSIST OF
Paid-in capital	$7,007,172	$276,278,591	$3,932,441	$325,824,323
Accumulated earnings (loss)	1,828,515	(167,173,205)	(433,558)	(175,272,578)
NET ASSETS	$8,835,687	$109,105,386	$3,498,883	$150,551,745
NET ASSET VALUE
Shares outstanding	240,000	5,150,000	150,000	4,600,000
Net asset value	$36.82	$21.19	$23.33	$32.73
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$7,191,386	$125,060,719	$3,624,540	$159,129,140
(b) Securities loaned, at value	$—	$15,913,522	$1,105,505	$17,084,013
(c) Investments, at cost—affiliated	$10,000	$17,060,058	$1,146,163	$18,237,004
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$48,494
(e) Foreign currency, at cost	$11,219	$68,768	$4,767	$275,919
See notes to financial statements.
29
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2025

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Exponential Technologies ETF
INVESTMENT INCOME
Dividends—unaffiliated	$33,595	$4,816,881	$120,625	$38,662,167
Dividends—affiliated	14	62,632	27	273,678
Interest—unaffiliated	111	25,689	211	45,183
Securities lending income—affiliated—net	2,584	282,604	6,034	782,266
Other income—unaffiliated	34	—	—	159,492
Foreign taxes withheld	(2,346)	(228,542)	(13,213)	(3,413,362)
Foreign withholding tax claims	—	—	—	1,654,073
Total investment income	33,992	4,959,264	113,684	38,163,497
EXPENSES
Investment advisory	14,953	4,324,912	29,702	15,106,141
Commitment costs	33	2,792	—	18,168
Professional	—	—	—	177,206
Interest expense	—	6,903	—	18,543
Total expenses	14,986	4,334,607	29,702	15,320,058
Net investment income	19,006	624,657	83,982	22,843,439
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(498,024)	18,446,748	(273,571)	58,467,945
Investments—affiliated	(8)	42,056	(58)	46,580
Foreign currency transactions	(231)	74,254	1,955	181,016
Futures contracts	1,695	186,021	3,806	747,608
In-kind redemptions—unaffiliated(b)	—	25,876,940	—	139,335,798
	(496,568)	44,626,019	(267,868)	198,778,947
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	530,021	31,866,305	141,407	177,116,287
Investments—affiliated	5	(1,972)	1	(28,198)
Foreign currency translations	(90)	(13,985)	291	(122,724)
Futures contracts	(1,152)	79,874	(461)	282,575
	528,784	31,930,222	141,238	177,247,940
Net realized and unrealized gain (loss)	32,216	76,556,241	(126,630)	376,026,887
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,222	$77,180,898	$(42,648)	$398,870,326
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(215,725)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$1,315,617
See notes to financial statements.
Statements of Operations
30

Statements of Operations (continued)
Year Ended July 31, 2025

	iShares Future Cloud 5G and Tech ETF	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF	iShares Self-Driving EV and Tech ETF
INVESTMENT INCOME
Dividends—unaffiliated	$99,755	$1,350,487	$3,134	$2,117,416
Dividends—affiliated	125	10,211	120	5,223
Interest—unaffiliated	253	1,764	161	3,320
Securities lending income—affiliated—net	712	322,973	18,312	835,250
Other income—unaffiliated	—	—	—	454
Foreign taxes withheld	(6,841)	(69,245)	(743)	(266,287)
Foreign withholding tax claims	—	44,906	—	32,501
Total investment income	94,004	1,661,096	20,984	2,727,877
EXPENSES
Investment advisory	36,607	578,777	17,227	776,379
Commitment costs	26	75	—	1,997
Professional	—	4,291	—	5,449
Interest expense	—	16	—	4,605
Total expenses	36,633	583,159	17,227	788,430
Net investment income	57,371	1,077,937	3,757	1,939,447
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	768,319	(2,608,338)	(8,694)	(35,792,899)
Investments—affiliated	(76)	706	(5)	8,789
Foreign currency transactions	(12)	21,606	108	44,976
Futures contracts	1,363	(101,036)	1,397	94,791
In-kind redemptions—unaffiliated(a)	—	2,355,025	—	1,827,559
	769,594	(332,037)	(7,194)	(33,816,784)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	693,427	(19,425,476)	(339,028)	50,505,303
Investments—affiliated	(9)	(1,062)	(12)	807
Foreign currency translations	(65)	4,167	(73)	31,964
Futures contracts	(1,439)	(14,764)	—	11,439
	691,914	(19,437,135)	(339,113)	50,549,513
Net realized and unrealized gain (loss)	1,461,508	(19,769,172)	(346,307)	16,732,729
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,518,879	$(18,691,235)	$(342,550)	$18,672,176
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
31
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Breakthrough Environmental Solutions ETF		iShares Cybersecurity and Tech ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$19,006	$22,887	$624,657	$2,815,245
Net realized gain (loss)	(496,568)	(84,010)	44,626,019	28,372,547
Net change in unrealized appreciation (depreciation)	528,784	(788,267)	31,930,222	89,340,186
Net increase (decrease) in net assets resulting from operations	51,222	(849,390)	77,180,898	120,527,978
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,416)	(154,605)	(1,874,009)	(763,133)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	—	(22,085,427)	126,237,823
NET ASSETS
Total increase (decrease) in net assets	20,806	(1,003,995)	53,221,462	246,002,668
Beginning of period	3,347,414	4,351,409	863,631,323	617,628,655
End of period	$3,368,220	$3,347,414	$916,852,785	$863,631,323

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
32

Statements of Changes in Net Assets(continued)

	iShares Energy Storage & Materials ETF		iShares Exponential Technologies ETF
	Year Ended 07/31/25	Period From 03/19/24(a) to 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$83,982	$82,075	$22,843,439	$19,884,639
Net realized gain (loss)	(267,868)	(82,345)	198,778,947	(62,678,887)
Net change in unrealized appreciation (depreciation)	141,238	(336,069)	177,247,940	100,271,407
Net increase (decrease) in net assets resulting from operations	(42,648)	(336,339)	398,870,326	57,477,159
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(91,982)	(65,577)	(23,569,807)	(15,365,276)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	7,120,748	(385,217,912)	(89,025,193)
NET ASSETS
Total increase (decrease) in net assets	(134,630)	6,718,832	(9,917,393)	(46,913,310)
Beginning of period	6,718,832	—	3,420,686,935	3,467,600,245
End of period	$6,584,202	$6,718,832	$3,410,769,542	$3,420,686,935

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
33
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Future Cloud 5G and Tech ETF		iShares Genomics Immunology and Healthcare ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$57,371	$52,973	$1,077,937	$831,328
Net realized gain (loss)	769,594	59,049	(332,037)	(66,200,557)
Net change in unrealized appreciation (depreciation)	691,914	1,176,446	(19,437,135)	70,932,138
Net increase (decrease) in net assets resulting from operations	1,518,879	1,288,468	(18,691,235)	5,562,909
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(59,892)	(59,322)	(1,398,267)	(1,625,094)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	—	(11,210,033)	(8,527,225)
NET ASSETS
Total increase (decrease) in net assets	1,458,987	1,229,146	(31,299,535)	(4,589,410)
Beginning of year	7,376,700	6,147,554	140,404,921	144,994,331
End of year	$8,835,687	$7,376,700	$109,105,386	$140,404,921

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
34

Statements of Changes in Net Assets(continued)

	iShares Neuroscience and Healthcare ETF		iShares Self-Driving EV and Tech ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,757	$1,902	$1,939,447	$5,596,491
Net realized loss	(7,194)	(185,730)	(33,816,784)	(45,506,773)
Net change in unrealized appreciation (depreciation)	(339,113)	259,287	50,549,513	(120,524,287)
Net increase (decrease) in net assets resulting from operations	(342,550)	75,459	18,672,176	(160,434,569)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,171)	(945)	(3,663,824)	(6,348,356)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(1,143,238)	(61,631,191)	(130,249,809)
NET ASSETS
Total decrease in net assets	(357,721)	(1,068,724)	(46,622,839)	(297,032,734)
Beginning of period	3,856,604	4,925,328	197,174,584	494,207,318
End of period	$3,498,883	$3,856,604	$150,551,745	$197,174,584

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
35
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Breakthrough Environmental Solutions ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 03/28/23(a) to 07/31/23
Net asset value, beginning of period	$20.92	$27.20	$25.16
Net investment income(b)	0.12	0.14	0.15
Net realized and unrealized gain (loss)(c)	0.20	(5.45)	1.99
Net increase (decrease) from investment operations	0.32	(5.31)	2.14
Distributions(d)
From net investment income	(0.19)	(0.15)	(0.10)
From net realized gain	—	(0.82)	—
Total distributions	(0.19)	(0.97)	(0.10)
Net asset value, end of period	$21.05	$20.92	$27.20
Total Return(e)
Based on net asset value	1.59%	(19.71)%	8.54%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%(h)
Net investment income	0.60%	0.65%	1.72%(h)
Supplemental Data
Net assets, end of period (000)	$3,368	$3,347	$4,351
Portfolio turnover rate(i)	61%	68%	9%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
36

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Cybersecurity and Tech ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$46.81	$39.47	$36.73	$43.87	$33.69
Net investment income(a)	0.03	0.17	0.01	0.26	0.02
Net realized and unrealized gain (loss)(b)	4.20	7.22	2.77	(7.13)	10.22
Net increase (decrease) from investment operations	4.23	7.39	2.78	(6.87)	10.24
Distributions from net investment income(c)	(0.10)	(0.05)	(0.04)	(0.27)	(0.06)
Net asset value, end of year	$50.94	$46.81	$39.47	$36.73	$43.87
Total Return(d)
Based on net asset value	9.03%	18.73%	7.57%	(15.73)%	30.42%
Ratios to Average Net Assets(e)
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	0.07%	0.38%	0.02%	0.62%	0.04%
Supplemental Data
Net assets, end of year (000)	$916,853	$863,631	$617,629	$539,889	$616,394
Portfolio turnover rate(f)	25%	27%	39%	44%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
37
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Energy Storage & Materials ETF
	Year Ended 07/31/25	Period From 03/19/24(a) to 07/31/24
Net asset value, beginning of period	$24.00	$25.06
Net investment income(b)	0.30	0.23
Net realized and unrealized loss(c)	(0.45)	(1.11)
Net decrease from investment operations	(0.15)	(0.88)
Distributions from net investment income(d)	(0.33)	(0.18)
Net asset value, end of period	$23.52	$24.00
Total Return(e)
Based on net asset value	(0.53)%	(3.52)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%(h)
Net investment income	1.33%	2.59%(h)
Supplemental Data
Net assets, end of period (000)	$6,584	$6,719
Portfolio turnover rate(i)	23%	40%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
38

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$59.28	$58.48	$52.01	$63.91	$47.25
Net investment income(a)	0.42 (b)	0.34	0.32 (b)	0.44	0.52
Net realized and unrealized gain (loss)(c)	6.71	0.72	6.44	(11.84)	16.61
Net increase (decrease) from investment operations	7.13	1.06	6.76	(11.40)	17.13
Distributions from net investment income(d)	(0.44)	(0.26)	(0.29)	(0.50)	(0.47)
Net asset value, end of year	$65.97	$59.28	$58.48	$52.01	$63.91
Total Return(e)
Based on net asset value	12.07%(b)	1.84%	13.05%(b)	(17.91)%	36.33%
Ratios to Average Net Assets(f)
Total expenses	0.47%	0.46%	0.46%	0.46%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.46%	N/A	0.46%	0.46%	N/A
Net investment income	0.69%(b)	0.60%	0.62%(b)	0.74%	0.91%
Supplemental Data
Net assets, end of year (000)	$3,410,770	$3,420,687	$3,467,600	$3,159,642	$3,914,578
Portfolio turnover rate(g)	43%	45%	45%	69%	23%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025 and
July 31, 2023 respectively:
• Net investment income per share by $0.03 and $0.01.
• Total return by 0.05% and 0.01%.
• Ratio of net investment income to average net assets by 0.04% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
39
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Future Cloud 5G and Tech ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 06/08/21(a) to 07/31/21
Net asset value, beginning of period	$30.74	$25.61	$22.47	$26.16	$25.07
Net investment income(b)	0.24	0.22	0.19	0.21	0.04
Net realized and unrealized gain (loss)(c)	6.09	5.16	3.12	(3.70)	1.05
Net increase (decrease) from investment operations	6.33	5.38	3.31	(3.49)	1.09
Distributions from net investment income(d)	(0.25)	(0.25)	(0.17)	(0.20)	—
Net asset value, end of period	$36.82	$30.74	$25.61	$22.47	$26.16
Total Return(e)
Based on net asset value	20.65%	21.04%	14.84%	(13.46)%	4.35%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%(h)
Net investment income	0.74%	0.81%	0.87%	0.80%	1.09%(h)
Supplemental Data
Net assets, end of period (000)	$8,836	$7,377	$6,148	$7,190	$8,370
Portfolio turnover rate(i)	32%	37%	45%	51%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
40

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Genomics Immunology and Healthcare ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$24.85	$23.97	$31.64	$50.05	$37.28
Net investment income(a)	0.20 (b)	0.14 (b)	0.10 (b)	0.14	0.08
Net realized and unrealized gain (loss)(c)	(3.60)	1.02	(7.70)	(18.16)	12.78
Net increase (decrease) from investment operations	(3.40)	1.16	(7.60)	(18.02)	12.86
Distributions from net investment income(d)	(0.26)	(0.28)	(0.07)	(0.39)	(0.09)
Net asset value, end of year	$21.19	$24.85	$23.97	$31.64	$50.05
Total Return(e)
Based on net asset value	(13.72)%(b)	4.98%(b)	(24.04)%(b)	(36.11)%	34.49%
Ratios to Average Net Assets(f)
Total expenses	0.47%	0.48%	0.47%	0.47%	0.47%
Total expenses excluding professional fees for foreign withholding tax claims	0.47%	0.47%	0.47%	N/A	N/A
Net investment income	0.88%(b)	0.63%(b)	0.39%(b)	0.35%	0.16%
Supplemental Data
Net assets, end of year (000)	$109,105	$140,405	$144,994	$199,334	$327,818
Portfolio turnover rate(g)	49%	51%	45%	59%	52%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024 and July 31, 2023 respectively:
• Net investment income per share by $0.01, $0.01 and $0.01.
• Total return by 0.01%, 0.05% and 0.03%.
• Ratio of net investment income to average net assets by 0.03%, 0.04% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Neuroscience and Healthcare ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 08/24/22(a) to 07/31/23
Net asset value, beginning of period	$25.71	$24.63	$25.25
Net investment income (loss)(b)	0.03	0.01	(0.02)
Net realized and unrealized gain (loss)(c)	(2.31)	1.08	(0.59)
Net increase (decrease) from investment operations	(2.28)	1.09	(0.61)
Distributions(d)
From net investment income	(0.10)	(0.01)	—
Return of capital	—	—	(0.01)
Total distributions	(0.10)	(0.01)	(0.01)
Net asset value, end of period	$23.33	$25.71	$24.63
Total Return(e)
Based on net asset value	(8.93)%	4.43%	(2.45)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%(h)
Net investment income (loss)	0.10%	0.05%	(0.08)%(h)
Supplemental Data
Net assets, end of period (000)	$3,499	$3,857	$4,925
Portfolio turnover rate(i)	52%	47%	61%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
42

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Self-Driving EV and Tech ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$29.43	$45.76	$40.90	$49.91	$29.69
Net investment income(a)	0.35	0.61	0.95 (b)	0.54	0.50
Net realized and unrealized gain (loss)(c)	3.63	(16.20)	4.68	(8.71)	20.04
Net increase (decrease) from investment operations	3.98	(15.59)	5.63	(8.17)	20.54
Distributions from net investment income(d)	(0.68)	(0.74)	(0.77)	(0.84)	(0.32)
Net asset value, end of year	$32.73	$29.43	$45.76	$40.90	$49.91
Total Return(e)
Based on net asset value	13.73%(f)	(34.17)%	14.17%	(16.54)%	69.28%
Ratios to Average Net Assets(g)
Total expenses	0.48%	0.47%	0.47%	0.47%	0.47%
Total expenses excluding professional fees for foreign withholding tax claims	0.47%	N/A	N/A	N/A	N/A
Net investment income	1.17%(f)	1.83%	2.48%(b)	1.16%	1.10%
Supplemental Data
Net assets, end of year (000)	$150,552	$197,175	$494,207	$466,295	$429,185
Portfolio turnover rate(h)	51%	38%	85%	41%	24%
(a) Based on average shares outstanding.
(b) Includes a special distribution from Volkswagen AG. Excluding such special distribution, the net investment income would have been $0.72 per share and 1.89% of average net assets.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025:
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.02%.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
43
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Breakthrough Environmental Solutions	Non-diversified
Cybersecurity and Tech	Non-diversified
Energy Storage & Materials	Non-diversified
Exponential Technologies	Diversified
Future Cloud 5G and Tech	Diversified
Genomics Immunology and Healthcare	Non-diversified
Neuroscience and Healthcare	Non-diversified
Self-Driving EV and Tech	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Notes to Financial Statements
44

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
45
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Breakthrough Environmental Solutions
BNP Paribas SA	$182,178	$(182,178)	$—	$—
Citigroup Global Markets, Inc.	42,772	(42,772)	—	—
UBS AG	52,767	(52,767)	—	—
Wells Fargo Bank, National Association	139,784	(139,784)	—	—
	$417,501	$(417,501)	$—	$—
Cybersecurity and Tech
BofA Securities, Inc.	$4,454,730	$(4,454,730)	$—	$—
Citigroup Global Markets, Inc.	6,244,110	(6,244,110)	—	—
Goldman Sachs & Co. LLC	3,419,385	(3,419,385)	—	—
Morgan Stanley & Co. LLC	5,795,154	(5,795,154)	—	—
Wells Fargo Bank N.A.	29,100,047	(29,100,047)	—	—
	$49,013,426	$(49,013,426)	$—	$—
Notes to Financial Statements
46

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Energy Storage & Materials
J.P. Morgan Securities LLC	$118,835	$(118,835)	$—	$—
Morgan Stanley	29,791	(29,791)	—	—
Scotia Capital (USA) Inc	17,417	(17,417)	—	—
UBS Securities LLC	168,272	(168,272)	—	—
	$334,315	$(334,315)	$—	$—
Exponential Technologies
Barclays Bank PLC	$3,201,194	$(3,201,194)	$—	$—
BNP Paribas SA	378,160	(374,249)	—	3,911(b)
BofA Securities, Inc.	12,169,314	(12,169,314)	—	—
Citigroup Global Markets, Inc.	13,247,464	(13,247,464)	—	—
Goldman Sachs & Co. LLC	19,289,295	(19,289,295)	—	—
HSBC Bank PLC	2,995,955	(2,885,463)	—	110,492(b)
J.P. Morgan Securities LLC	293,790	(293,790)	—	—
Morgan Stanley	17,747,450	(17,747,450)	—	—
Morgan Stanley	—	—	—	—
SG Americas Securities LLC	1,573,581	(1,573,581)	—	—
State Street Bank & Trust Co.	26,756	(26,067)	—	689(b)
UBS AG	1,955,373	(1,955,373)	—	—
Wells Fargo Securities LLC	661,780	(654,936)	—	6,844(b)
	$73,540,112	$(73,418,176)	$—	$121,936
Genomics Immunology and Healthcare
Barclays Capital, Inc.	$1,053,639	$(1,053,639)	$—	$—
BNP Paribas SA	—	—	—	—
BNP Paribas SA	1,094,242	(1,094,242)	—	—
Citigroup Global Markets, Inc.	1,699,123	(1,699,123)	—	—
Goldman Sachs & Co. LLC	3,313,046	(3,313,046)	—	—
J.P. Morgan Securities LLC	5,301,721	(5,301,721)	—	—
Jefferies LLC	327,353	(327,353)	—	—
National Financial Services LLC	512,869	(512,869)	—	—
UBS AG	18,018	(18,018)	—	—
UBS Securities LLC	5,915	(5,915)	—	—
Wells Fargo Bank N.A.	1,124,526	(1,124,526)	—	—
Wells Fargo Securities LLC	1,463,070	(1,463,070)	—	—
	$15,913,522	$(15,913,522)	$—	$—
Neuroscience and Healthcare
Barclays Capital, Inc.	$30,096	$(30,096)	$—	$—
BNP Paribas SA	10,151	(10,151)	—	—
BofA Securities, Inc.	144,950	(133,652)	—	11,298(b)
Citigroup Global Markets, Inc.	287,521	(287,521)	—	—
Goldman Sachs & Co. LLC	320,692	(320,692)	—	—
J.P. Morgan Securities LLC	34,684	(34,684)	—	—
Jefferies LLC	87,300	(87,300)	—	—
RBC Capital Markets LLC	58,026	(58,026)	—	—
UBS AG	34,887	(34,887)	—	—
Wells Fargo Bank N.A.	13	(13)	—	—
Wells Fargo Securities LLC	97,185	(97,185)	—	—
	$1,105,505	$(1,094,207)	$—	$11,298
47
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Self-Driving EV and Tech
Barclays Capital, Inc.	$1,646,927	$(1,646,927)	$—	$—
BNP Paribas SA	103,385	(103,385)	—	—
Citigroup Global Markets, Inc.	258,309	(258,309)	—	—
Goldman Sachs & Co. LLC	6,904,417	(6,904,417)	—	—
HSBC Bank PLC	890,252	(890,252)	—	—
J.P. Morgan Securities LLC	4,487,172	(4,487,172)	—	—
Macquarie Bank Ltd.	224,765	(224,765)	—	—
National Financial Services LLC	763,474	(763,474)	—	—
UBS AG	1,805,312	(1,805,312)	—	—
	$17,084,013	$(17,084,013)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Breakthrough Environmental Solutions	0.47%
Cybersecurity and Tech	0.47
Energy Storage & Materials	0.47
Future Cloud 5G and Tech	0.47
Genomics Immunology and Healthcare	0.47
Neuroscience and Healthcare	0.47
Self-Driving EV and Tech	0.47
Notes to Financial Statements
48

Notes to Financial Statements  (continued)
For its investment advisory services to the iShares Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Net Assets	Investment Advisory Fees
First $2 billion	0.4700%
Over $2 billion, up to and including $3 billion	0.4465
Over $3 billion, up to and including $4 billion	0.4242
Over $4 billion	0.4030
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Cybersecurity and Tech ETF, iShares Future Cloud 5G and Tech ETF and iShares Neuroscience and Healthcare ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Breakthrough Environmental Solutions ETF, iShares Energy Storage & Materials ETF, iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF and iShares Self-Driving EV and Tech ETF  (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: each Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
49
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Breakthrough Environmental Solutions	$638
Cybersecurity and Tech	98,839
Energy Storage & Materials	1,411
Exponential Technologies	215,222
Future Cloud 5G and Tech	288
Genomics Immunology and Healthcare	77,901
Neuroscience and Healthcare	4,504
Self-Driving EV and Tech	193,760
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cybersecurity and Tech	$45,777,363	$43,542,861	$5,559,495
Exponential Technologies	232,914,653	388,659,717	192,072,185
Future Cloud 5G and Tech	1,235,542	1,276,738	451,334
Genomics Immunology and Healthcare	10,197,738	30,054,932	638,114
Self-Driving EV and Tech	21,080,293	30,120,658	(15,003,649)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Breakthrough Environmental Solutions	$1,957,605	$1,957,151
Cybersecurity and Tech	231,006,935	231,990,032
Energy Storage & Materials	1,474,517	1,466,300
Exponential Technologies	1,412,850,470	1,463,295,430
Future Cloud 5G and Tech	2,456,949	2,457,326
Genomics Immunology and Healthcare	60,993,627	61,308,079
Neuroscience and Healthcare	1,907,482	1,918,403
Self-Driving EV and Tech	83,247,278	95,898,392
For the year ended July 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Cybersecurity and Tech	$51,781,489	$72,297,692
Exponential Technologies	75,813,523	424,663,857
Genomics Immunology and Healthcare	4,405,134	15,412,019
Self-Driving EV and Tech	—	51,129,598
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements
50

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Cybersecurity and Tech	$25,809,827	$ (25,809,827)
Exponential Technologies	137,099,100	(137,099,100)
Genomics Immunology and Healthcare	2,195,358	(2,195,358)
Self-Driving EV and Tech	703,310	(703,310)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
Breakthrough Environmental Solutions
Ordinary income	$30,416	$154,028
Long-term capital gains	—	577
	$30,416	$154,605
Cybersecurity and Tech
Ordinary income	$1,874,009	$763,133

iShares ETF	Year Ended 07/31/25	Period Ended 07/31/24
Energy Storage & Materials
Ordinary income	$91,982	$65,577

iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
Exponential Technologies
Ordinary income	$23,569,807	$15,365,276
Future Cloud 5G and Tech
Ordinary income	$59,892	$59,322
Genomics Immunology and Healthcare
Ordinary income	$1,398,267	$1,625,094
Neuroscience and Healthcare
Ordinary income	$15,171	$945
Self-Driving EV and Tech
Ordinary income	$3,663,824	$6,348,356
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
Breakthrough Environmental Solutions	$—	$—	$(628,073)	$(25,102)	$ (3,965)	$(657,140)
Cybersecurity and Tech	644,333	—	(7,960,838)	131,840,411	—	124,523,906
Energy Storage & Materials	8,584	—	(339,778)	(273,202)	—	(604,396)
Exponential Technologies	9,604,894	—	(58,634,044)	861,329,200	—	812,300,050
Future Cloud 5G and Tech	7,992	218,629	—	1,601,894	—	1,828,515
Genomics Immunology and Healthcare	777,279	—	(150,104,640)	(17,845,844)	—	(167,173,205)
Neuroscience and Healthcare	25,824	—	(232,959)	(226,423)	—	(433,558)
Self-Driving EV and Tech	1,185,725	—	(162,876,939)	(13,581,364)	—	(175,272,578)
51
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales,the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended July 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Cybersecurity and Tech	$17,589,354
Exponential Technologies	67,844,498
Future Cloud 5G and Tech	558,485
Neuroscience and Healthcare	22,601
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Breakthrough Environmental Solutions	$3,833,292	$452,803	$(477,960)	$(25,157)
Cybersecurity and Tech	836,974,921	205,862,370	(74,014,066)	131,848,304
Energy Storage & Materials	7,193,723	854,820	(1,128,126)	(273,306)
Exponential Technologies	2,609,618,981	970,242,870	(108,812,078)	861,430,792
Future Cloud 5G and Tech	7,222,009	2,313,148	(711,137)	1,602,011
Genomics Immunology and Healthcare	143,770,930	10,144,358	(28,000,224)	(17,855,866)
Neuroscience and Healthcare	4,862,036	596,411	(822,761)	(226,350)
Self-Driving EV and Tech	181,273,913	18,397,748	(32,027,983)	(13,630,235)
9. LINE OF CREDIT
iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF and iShares Self Driving EV and Tech ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2025, the iShares Breakthrough Environmental Solutions ETF iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF and iShares Self-Driving EV and Tech ETF did not borrow under the Syndicated Credit Agreement.
For the year ended July 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Cybersecurity and Tech	$11,500,000	$126,027	5.40%
Exponential Technologies	18,000,000	197,260	5.40
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
Notes to Financial Statements
52

Notes to Financial Statements  (continued)
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and
53
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Cybersecurity and Tech
Shares sold	1,100,000	$55,435,669	3,800,000	$167,792,535
Shares redeemed	(1,550,000)	(77,521,096)	(1,000,000)	(41,554,712)
	(450,000)	$(22,085,427)	2,800,000	$126,237,823

	Year Ended 07/31/25		Period Ended 07/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
Energy Storage & Materials
Shares sold	—	$—	360,000	$9,003,006
Shares redeemed	—	—	(80,000)	(1,882,258)
	—	$—	280,000	$7,120,748
Notes to Financial Statements
54

Notes to Financial Statements  (continued)

	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Exponential Technologies
Shares sold	1,850,000	$99,665,887	500,000	$27,918,395
Shares redeemed	(7,850,000)	(484,883,799)	(2,100,000)	(116,943,588)
	(6,000,000)	$(385,217,912)	(1,600,000)	$(89,025,193)
Genomics Immunology and Healthcare
Shares sold	200,000	$4,488,876	550,000	$12,613,591
Shares redeemed	(700,000)	(15,698,909)	(950,000)	(21,140,816)
	(500,000)	$(11,210,033)	(400,000)	$(8,527,225)
Neuroscience and Healthcare
Shares redeemed	—	$—	(50,000)	$(1,143,238)
Self-Driving EV and Tech
Shares sold	—	$44,271	—	$—
Shares redeemed	(2,100,000)	(61,675,462)	(4,100,000)	(130,249,809)
	(2,100,000)	$(61,631,191)	(4,100,000)	$(130,249,809)

(a)	The Fund commenced operations on March 19, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
On June 11, 2025, the Board approved the liquidation of iShares Future Cloud 5G and Tech ETF. After the close of business on August 18, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 19, 2025. Proceeds of the liquidation were sent to shareholders on August 21, 2025.
On July 24, 2025, the iShares Exponential Technologies ETF announced to change its name to iShares Future Exponential Technologies ETF. The change became effective on September 22, 2025.
55
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Breakthrough Environmental Solutions ETF(1)
iShares Cybersecurity and Tech ETF(1)
iShares Energy Storage & Materials ETF(2)
iShares Exponential Technologies ETF*(1)
iShares Future Cloud 5G and Tech ETF(1)
iShares Genomics Immunology and Healthcare ETF(1)
iShares Neuroscience and Healthcare ETF(1)
iShares Self-Driving EV and Tech ETF (1)
* Effective September 22, 2025, fund name changed to iShares Future Exponential Technologies ETF as described in Note 12
(1) Statement of operations for the year ended July 31, 2025 and the statement of changes in net assets for each of the two years in the period ended July 31, 2025
(2) Statement of operations for the year ended July 31, 2025 and the statement of changes in net assets for the year ended July 31, 2025 and for the period March 19, 2024 (commencement of operations) through July 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
56

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Dividend Income
Breakthrough Environmental Solutions	$28,278
Cybersecurity and Tech	3,988,584
Energy Storage & Materials	112,853
Exponential Technologies	31,337,996
Future Cloud 5G and Tech	69,728
Genomics Immunology and Healthcare	1,350,384
Neuroscience and Healthcare	2,751
Self-Driving EV and Tech	1,954,563
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Business Income
Exponential Technologies	$711,553
Future Cloud 5G and Tech	8,523
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Breakthrough Environmental Solutions	$27,954	$2,905
Energy Storage & Materials	104,658	13,412
Self-Driving EV and Tech	1,886,617	264,893
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Breakthrough Environmental Solutions	21.99%
Cybersecurity and Tech	100.00%
Energy Storage & Materials	16.44%
Exponential Technologies	39.07%
Future Cloud 5G and Tech	44.73%
Genomics Immunology and Healthcare	17.10%
Self-Driving EV and Tech	7.13%
57
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
58

Board Review and Approval of Investment Advisory Contract
iShares Breakthrough Environmental Solutions ETF, iShares Energy Storage & Materials ETF, iShares Genomics Immunology and Healthcare ETF, iShares Neuroscience and Healthcare ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
59
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
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Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Cybersecurity and Tech ETF, iShares Future Cloud 5G and Tech ETF, iShares Self-Driving EV and Tech ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
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Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
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Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Exponential Technologies ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than
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2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
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64

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
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2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
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July 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Global Equity Factor ETF | GLOF | NYSE Arca
• iShares International Equity Factor ETF | INTF | NYSE Arca
• iShares International Small-Cap Equity Factor ETF | ISCF | NYSE Arca
• iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX Exchange

2

Schedule of Investments
July 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
AGL Energy Ltd.	7,506	$46,778
Aurizon Holdings Ltd.	59,079	122,638
Bendigo & Adelaide Bank Ltd.	5,382	42,164
BHP Group Ltd.	10,851	274,044
BlueScope Steel Ltd.	1,837	27,849
Brambles Ltd.	12,735	194,838
Commonwealth Bank of Australia	1,110	126,018
Fortescue Ltd.	21,567	244,015
Goodman Group	2,236	49,993
JB Hi-Fi Ltd.	3,669	261,314
Lottery Corp. Ltd. (The)	7,380	25,597
Macquarie Group Ltd.	1,093	151,365
Pro Medicus Ltd.	707	145,186
Rio Tinto Ltd.	6,269	445,838
Stockland	54,310	192,544
Telix Pharmaceuticals Ltd.(a)(b)	3,220	43,139
Telstra Group Ltd.	8,470	26,995
Woolworths Group Ltd.	4,931	99,547
Yancoal Australia Ltd.	16,732	67,576
		2,587,438
Austria — 0.2%
BAWAG Group AG(c)	235	29,659
OMV AG	2,645	134,705
Raiffeisen Bank International AG	4,292	123,929
Strabag SE	572	53,774
Verbund AG	363	27,029
		369,096
Belgium — 0.3%
Ageas SA	4,631	314,872
Colruyt Group NV	864	36,907
Syensqo SA	703	55,717
		407,496
Brazil — 0.5%
BB Seguridade Participacoes SA	5,352	32,210
CPFL Energia SA	5,919	40,073
CSN Mineracao SA	19,637	17,675
Embraer SA	15,074	217,137
NU Holdings Ltd./Cayman Islands, Class A(a)	13,431	164,127
Petroleo Brasileiro SA - Petrobras	17,610	112,556
TIM SA/Brazil	26,629	98,487
		682,265
Canada — 2.9%
ARC Resources Ltd.	10,740	209,669
Celestica Inc.(a)	2,263	452,420
CGI Inc.	271	26,126
Dollarama Inc.	1,821	248,889
Element Fleet Management Corp.	3,888	101,128
Fairfax Financial Holdings Ltd.	77	136,193
George Weston Ltd.	2,069	393,149
Hydro One Ltd.(c)	10,246	362,337
Imperial Oil Ltd.	2,790	232,628
Loblaw Companies Ltd.	4,690	758,436
Manulife Financial Corp.	11,197	346,431
Nutrien Ltd.	3,515	208,551
Onex Corp.	1,846	150,174
Royal Bank of Canada	168	21,556
Suncor Energy Inc.	793	31,277
Thomson Reuters Corp.	2,723	546,487
		4,225,451
Security	Shares	Value
Chile — 0.0%
Colbun SA	157,884	$23,373
Enel Chile SA	793,844	50,849
		74,222
China — 3.5%
3SBio Inc.(c)	5,000	20,213
Agricultural Bank of China Ltd., Class A	207,700	181,378
Agricultural Bank of China Ltd., Class H	44,000	28,825
Atour Lifestyle Holdings Ltd., ADR	2,927	98,991
Bank of Beijing Co. Ltd., Class A	24,000	21,461
Bank of China Ltd., Class A	150,000	115,465
Bank of China Ltd., Class H	69,000	39,828
Bank of Communications Co. Ltd., Class A	76,700	81,328
Bank of Communications Co. Ltd., Class H	42,000	37,836
Bank of Shanghai Co. Ltd., Class A	24,000	34,034
Bosideng International Holdings Ltd.	148,000	84,463
China CITIC Financial Asset Management Co. Ltd., Class H(a)(c)	545,000	84,627
China Construction Bank Corp., Class A	18,400	24,004
China Construction Bank Corp., Class H	422,000	431,623
China Merchants Securities Co. Ltd., Class H(b)(c)	15,200	31,422
China Nonferrous Mining Corp Ltd.	41,000	39,835
China Petroleum & Chemical Corp., Class H	366,000	214,777
China Shenhua Energy Co. Ltd., Class H	3,500	15,170
China Tower Corp. Ltd., Class H(c)	16,000	22,389
Chongqing Rural Commercial Bank Co. Ltd., Class A	17,100	16,071
Chongqing Rural Commercial Bank Co. Ltd., Class H	71,000	56,313
Cosco Shipping Holdings Co. Ltd., Class H	16,500	30,161
CSC Financial Co. Ltd., Class H(c)	26,500	42,356
Giant Biogene Holding Co. Ltd.(c)	16,200	115,518
Greentown China Holdings Ltd.	11,000	13,836
Guosen Securities Co. Ltd., Class A	18,000	33,046
Hanergy Thin Film Power Group Ltd.(a)(d)	659	—
Hisense Home Appliances Group Co. Ltd., Class H	11,000	31,545
Huatai Securities Co. Ltd., Class H(c)	44,800	103,110
Industrial & Commercial Bank of China Ltd., Class A	228,300	239,263
Industrial Bank Co. Ltd., Class A	28,700	89,977
Kuaishou Technology(a)(c)	10,400	101,546
Kunlun Energy Co. Ltd.	134,000	129,089
Laopu Gold Co. Ltd., Class H(b)	800	71,903
Lenovo Group Ltd.	20,000	25,645
Li Auto Inc., Class A(a)	6,700	87,714
Meituan, Class B(a)(c)	8,900	137,305
Midea Group Co. Ltd., Class A	2,700	26,223
Midea Group Co. Ltd., Class H	2,900	28,099
NetEase Cloud Music Inc.(a)(c)	2,450	79,382
NetEase Inc.	900	23,528
Nongfu Spring Co. Ltd., Class H(c)	33,200	191,818
PDD Holdings Inc., ADR(a)	3,794	430,429
PetroChina Co. Ltd., Class A	73,000	89,753
PetroChina Co. Ltd., Class H	396,000	386,984
Pop Mart International Group Ltd.(c)	1,400	43,671
Postal Savings Bank of China Co. Ltd., Class H(c)	163,000	115,145
Shaanxi Coal Industry Co. Ltd., Class A	20,000	55,772
Shanghai Pudong Development Bank Co. Ltd., Class A	14,200	25,191
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	400	17,011
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	1,700	89,708
Simcere Pharmaceutical Group Ltd.(c)	27,000	45,275
Sinotruk Hong Kong Ltd.	22,000	67,046
Tencent Holdings Ltd.	4,500	315,055
Trip.com Group Ltd.	450	27,937
Uni-President China Holdings Ltd.	39,000	49,271
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Vipshop Holdings Ltd., ADR	2,471	$37,287
		5,076,652
Colombia — 0.0%
Grupo Cibest SA	2,236	29,113
Interconexion Electrica SA ESP	4,327	21,709
		50,822
Czech Republic — 0.1%
CEZ AS	1,993	115,473
Denmark — 0.6%
AP Moller - Maersk A/S, Class B, NVS	26	51,344
Carlsberg A/S, Class B	642	80,036
Novo Nordisk A/S, Class B	8,618	400,806
Pandora A/S	2,011	332,007
		864,193
Egypt — 0.0%
Talaat Moustafa Group	24,546	26,938
France — 1.5%
Christian Dior SE, NVS	60	30,677
Credit Agricole SA	24,868	457,683
Eiffage SA	1,877	251,960
Engie SA	10,020	225,232
L'Oreal SA	120	53,098
Publicis Groupe SA	4,306	393,490
Schneider Electric SE	30	7,764
Societe Generale SA	3,701	236,229
TotalEnergies SE	2,867	170,487
Unibail-Rodamco-Westfield, New	3,318	321,645
		2,148,265
Germany — 1.0%
Bayerische Motoren Werke AG	4,397	418,381
Commerzbank AG	8,490	309,595
Deutsche Boerse AG	245	70,900
Deutsche Telekom AG, Registered	3,301	118,393
E.ON SE	18,855	343,976
Heidelberg Materials AG	666	153,643
Mercedes-Benz Group AG	1,300	73,606
		1,488,494
Greece — 0.3%
FF Group(a)(d)	165	—
Motor Oil Hellas Corinth Refineries SA	1,580	45,263
National Bank of Greece SA	10,535	146,948
OPAP SA	4,770	107,019
Piraeus Financial Holdings SA	10,156	78,094
		377,324
Hong Kong — 0.2%
CLP Holdings Ltd.	4,500	39,059
Futu Holdings Ltd., ADR	181	27,816
Jardine Matheson Holdings Ltd.	1,000	54,301
Swire Properties Ltd.	31,000	83,087
WH Group Ltd.(c)	138,000	138,157
		342,420
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	8,923	77,528
India — 1.4%
ABB India Ltd.	1,740	108,956
Bharat Electronics Ltd.	11,442	49,707
Coal India Ltd.	28,332	121,160
Cochin Shipyard Ltd.(c)	2,340	46,929
Security	Shares	Value
India (continued)
Colgate-Palmolive India Ltd.	1,363	$34,851
CRISIL Ltd.	660	39,884
GE Vernova T&D India Ltd.	4,158	129,431
General Insurance Corp. of India(c)	4,200	18,685
GlaxoSmithKline Pharmaceuticals Ltd.	1,471	52,844
Glenmark Pharmaceuticals Ltd.	2,404	58,342
Godrej Properties Ltd.(a)	2,744	65,428
Hindustan Aeronautics Ltd.	5,442	280,078
Housing & Urban Development Corp. Ltd.	10,768	25,934
Indian Oil Corp. Ltd.	15,720	25,970
Mazagon Dock Shipbuilders Ltd.	1,865	58,521
Motilal Oswal Financial Services Ltd.	5,604	58,003
NMDC Ltd.	56,230	45,195
NTPC Green Energy Ltd.(a)	28,424	33,513
Oil & Natural Gas Corp. Ltd.	33,060	90,576
Oil India Ltd.	3,836	19,188
Power Finance Corp. Ltd.	48,120	223,991
REC Ltd.	44,450	199,239
Tata Consultancy Services Ltd.	3,901	134,532
Tata Investment Corp. Ltd.	434	33,604
Vishal Mega Mart Ltd.(a)	39,847	63,236
		2,017,797
Indonesia — 0.1%
Adaro Andalan Indonesia PT(a)	93,900	38,804
Alamtri Resources Indonesia Tbk PT	484,500	54,311
United Tractors Tbk PT	49,600	72,680
		165,795
Ireland — 0.4%
AIB Group PLC	69,894	551,369
Israel — 0.4%
Bank Leumi Le-Israel BM	5,051	93,437
Check Point Software Technologies Ltd.(a)	540	100,548
Israel Corp Ltd.	133	41,224
Israel Discount Bank Ltd., Class A	6,669	63,779
Phoenix Financial Ltd.(b)	7,476	254,731
		553,719
Italy — 1.4%
Banca Mediolanum SpA	3,637	64,152
Banco BPM SpA	9,509	121,270
BPER Banca SpA	19,143	188,377
Enel SpA	18,431	162,530
Intesa Sanpaolo SpA	25,529	153,819
Poste Italiane SpA(c)	6,111	132,028
Prysmian SpA	1,219	97,353
Snam SpA	38,591	223,645
Terna - Rete Elettrica Nazionale	13,479	130,422
UniCredit SpA	10,635	782,457
		2,056,053
Japan — 6.3%
ALSOK Co Ltd.	6,200	43,187
Amada Co. Ltd.	3,900	43,976
Asics Corp.	21,100	496,046
Canon Marketing Japan Inc.	1,800	65,031
Dai Nippon Printing Co. Ltd.	4,100	63,138
Dai-ichi Life Holdings Inc.	5,600	44,308
Daiichi Sankyo Co. Ltd.	4,000	98,128
Daiwa Securities Group Inc.	30,800	214,425
Disco Corp.	400	118,211
Ebara Corp.	7,600	138,782
ENEOS Holdings Inc.	5,400	28,343
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fast Retailing Co. Ltd.	100	$30,503
Fuji Electric Co. Ltd.	1,300	64,634
Fujikura Ltd.	3,500	237,588
GMO Payment Gateway Inc.	200	11,147
Hitachi Ltd.	11,800	361,088
Horiba Ltd.	200	14,709
Hoya Corp.	1,100	138,779
Isetan Mitsukoshi Holdings Ltd.	8,300	117,300
ITOCHU Corp.	3,300	173,094
Iyogin Holdings Inc., NVS	9,800	113,880
Japan Post Bank Co. Ltd.	7,100	79,245
Japan Post Insurance Co. Ltd.	2,700	69,132
Japan Real Estate Investment Corp.	172	139,510
Kamigumi Co. Ltd.	3,100	87,121
Kandenko Co. Ltd.	700	16,582
KDX Realty Investment Corp.	65	69,853
Konami Group Corp.	500	67,879
Kuraray Co. Ltd.	1,200	14,836
Mitsubishi Heavy Industries Ltd.	13,000	310,393
Mitsubishi UFJ Financial Group Inc.	25,400	350,082
Mizuho Financial Group Inc.	24,600	721,559
MS&AD Insurance Group Holdings Inc.	2,700	57,688
Nintendo Co. Ltd.	1,500	125,368
Nippon Building Fund Inc.	207	189,887
Nissan Motor Co. Ltd.(a)	73,000	154,782
Nomura Real Estate Holdings Inc.	18,000	99,749
Nomura Real Estate Master Fund Inc.	99	104,265
Nomura Research Institute Ltd.	3,600	142,453
OBIC Business Consultants Co. Ltd.	700	40,372
ORIX Corp.	2,400	53,911
Orix JREIT Inc.	67	87,584
Persol Holdings Co. Ltd.	14,700	28,098
Recruit Holdings Co. Ltd.	5,900	350,054
Ricoh Co. Ltd.	4,000	35,074
Sankyo Co. Ltd.	7,300	136,220
Sanrio Co. Ltd.	4,200	172,335
Santen Pharmaceutical Co. Ltd.	11,400	125,958
Sanwa Holdings Corp.	7,500	204,614
SBI Holdings Inc.	700	26,003
SCREEN Holdings Co. Ltd.	2,200	171,622
SCSK Corp.	1,800	56,007
Sega Sammy Holdings Inc.	1,000	20,442
Socionext Inc.	3,800	71,610
Sompo Holdings Inc.	1,900	56,025
Sumitomo Mitsui Financial Group Inc.	10,400	262,357
Suzuken Co. Ltd.	400	15,119
TIS Inc.	3,600	114,847
Tokio Marine Holdings Inc.	3,700	148,566
Tokyo Electron Ltd.	500	79,489
Tokyo Gas Co. Ltd.	7,000	234,420
Tokyo Metro Co. Ltd.	1,600	17,241
Tokyo Ohka Kogyo Co. Ltd.	4,000	109,558
Tokyo Tatemono Co. Ltd.	7,000	117,144
Toppan Holdings Inc.	9,200	247,924
Toyota Motor Corp.	3,500	62,257
USS Co. Ltd.	15,900	172,815
Yamato Kogyo Co. Ltd.	1,600	89,782
Yamazaki Baking Co. Ltd.	5,100	108,948
Yokogawa Electric Corp.	7,500	199,906
Zensho Holdings Co. Ltd.	3,300	173,657
		9,206,640
Security	Shares	Value
Malaysia — 0.1%
Petronas Dagangan Bhd	4,200	$21,214
YTL Corp. Bhd	200,740	116,205
		137,419
Mexico — 0.1%
Coca-Cola Femsa SAB de CV	10,778	89,366
Fomento Economico Mexicano SAB de CV	2,984	26,939
		116,305
Netherlands — 1.2%
Adyen NV(a)(c)	76	130,351
Aegon Ltd.	6,554	46,838
Akzo Nobel NV	1,778	111,661
ASM International NV	69	33,400
ASML Holding NV	680	471,290
EXOR NV	886	85,390
ING Groep NV	1,041	24,261
Koninklijke Ahold Delhaize NV	16,472	650,585
Koninklijke KPN NV	26,142	116,789
Wolters Kluwer NV	191	29,750
		1,700,315
New Zealand — 0.1%
Contact Energy Ltd.	6,840	36,658
Meridian Energy Ltd.	15,480	51,980
		88,638
Norway — 0.6%
DNB Bank ASA	6,013	152,127
Equinor ASA	5,832	149,810
Kongsberg Gruppen ASA	8,220	245,639
Orkla ASA	14,357	150,979
Var Energi ASA	20,100	68,850
Yara International ASA	2,296	84,876
		852,281
Philippines — 0.1%
International Container Terminal Services Inc.	7,800	59,892
Manila Electric Co.	4,200	38,664
		98,556
Poland — 0.1%
Asseco Poland SA	1,413	76,232
Budimex SA(b)	432	64,651
CCC SA(a)	1,045	53,693
Orange Polska SA	9,282	21,667
		216,243
Qatar — 0.1%
Mesaieed Petrochemical Holding Co.	135,527	50,326
Ooredoo QPSC	22,803	84,175
		134,501
Russia — 0.0%
Alrosa PJSC(a)(d)	59,760	7
PhosAgro PJSC(a)(d)	20	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
United Co. RUSAL International PJSC(a)(d)	70,560	9
		16
Saudi Arabia — 0.2%
Elm Co.	874	211,749
Nahdi Medical Co.	1,320	43,565
SAL Saudi Logistics Services	1,116	51,164
Saudi Electricity Co.	14,731	57,925
		364,403
Singapore — 0.6%
DBS Group Holdings Ltd.	900	33,034
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Jardine Cycle & Carriage Ltd.	2,100	$42,525
Oversea-Chinese Banking Corp. Ltd.	13,900	180,132
Sembcorp Industries Ltd.	30,200	179,572
Singapore Airlines Ltd.	10,600	55,365
Singapore Technologies Engineering Ltd.	32,900	221,327
Wilmar International Ltd.	13,700	31,008
Yangzijiang Shipbuilding Holdings Ltd.	90,800	178,098
		921,061
South Africa — 0.2%
Exxaro Resources Ltd.	6,203	54,238
Harmony Gold Mining Co. Ltd.	1,596	21,370
MTN Group Ltd.	9,442	79,360
NEPI Rockcastle NV	14,150	108,151
		263,119
South Korea — 1.7%
CJ Corp.	486	54,024
Coway Co. Ltd.	1,042	81,271
DB Insurance Co. Ltd.	1,523	139,986
Doosan Bobcat Inc.	1,628	64,539
Hana Financial Group Inc.	7,223	441,608
Hankook Tire & Technology Co. Ltd.	2,511	80,094
Hanmi Science Co. Ltd.	989	35,936
Hanwha Aerospace Co. Ltd.	92	65,638
Hyundai Glovis Co. Ltd.	813	85,880
Hyundai Mobis Co. Ltd.	634	133,786
Hyundai Motor Co.	982	149,389
Hyundai Rotem Co. Ltd.	463	66,930
KB Financial Group Inc.	3,308	262,814
KCC Corp.	162	42,974
Kia Corp.	3,918	286,683
LG Uplus Corp.	1,997	21,022
LIG Nex1 Co. Ltd.	42	18,913
LS Electric Co. Ltd.	168	37,080
Mirae Asset Securities Co. Ltd.	5,330	72,750
Samsung C&T Corp.	187	22,561
Samsung Card Co. Ltd.	511	18,294
Samsung Electronics Co. Ltd.	375	19,111
Samsung Fire & Marine Insurance Co. Ltd.	508	160,370
Samsung Life Insurance Co. Ltd.	786	70,948
Samyang Foods Co. Ltd.	26	26,867
Shinhan Financial Group Co. Ltd.	1,243	60,526
SK Telecom Co. Ltd.	386	15,591
		2,535,585
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	28,171	469,843
Endesa SA	5,635	163,017
Iberdrola SA	2,913	51,200
Repsol SA	26,940	408,458
		1,092,518
Sweden — 1.0%
Alfa Laval AB	3,594	156,151
H & M Hennes & Mauritz AB, Class B	4,590	61,835
Hemnet Group AB	2,921	84,120
Investor AB, Class B	15,788	457,529
Nordea Bank Abp	23,894	348,656
Securitas AB, Class B	1,320	19,590
Skandinaviska Enskilda Banken AB, Class A	11,067	193,590
SSAB AB, Class A	7,696	44,380
SSAB AB, Class B	4,247	24,003
Svenska Handelsbanken AB, Class A	6,346	77,322
Security	Shares	Value
Sweden (continued)
Volvo AB, Class A	480	$13,761
		1,480,937
Switzerland — 2.4%
ABB Ltd., Registered	10,070	657,552
Alcon AG	202	17,709
Cie Financiere Richemont SA, Class A, Registered	507	82,781
Julius Baer Group Ltd.	1,102	74,566
Nestle SA, Registered	858	74,970
Novartis AG, Registered	11,567	1,317,331
Roche Holding AG, Bearer	19	6,314
Roche Holding AG, NVS	1,008	314,570
Schindler Holding AG, Participation Certificates, NVS	383	138,507
Schindler Holding AG, Registered	377	132,225
SGS SA	140	14,226
Swiss Life Holding AG, Registered	28	29,002
UBS Group AG, Registered	14,922	554,561
Zurich Insurance Group AG	196	133,693
		3,548,007
Taiwan — 2.1%
Accton Technology Corp.	3,000	88,603
Chicony Electronics Co. Ltd.	23,000	100,290
Far EasTone Telecommunications Co. Ltd.	6,000	16,364
Fortune Electric Co. Ltd.	2,860	62,946
Global Unichip Corp.	3,000	120,142
King Slide Works Co. Ltd.	2,000	176,099
Lite-On Technology Corp.	15,000	59,303
MediaTek Inc.	7,000	316,992
Novatek Microelectronics Corp.	20,000	316,074
Realtek Semiconductor Corp.	9,000	172,088
Ruentex Industries Ltd.	30,000	52,163
Synnex Technology International Corp.	18,000	39,891
Taiwan Cooperative Financial Holding Co. Ltd.	153,355	130,160
Taiwan Semiconductor Manufacturing Co. Ltd.	32,489	1,250,802
Uni-President Enterprises Corp.	24,000	63,342
Yuanta Financial Holding Co. Ltd.	111,080	115,221
		3,080,480
Thailand — 0.1%
Krung Thai Bank PCL, NVDR	56,800	38,189
PTT Exploration & Production PCL, NVDR	39,400	151,679
		189,868
Turkey — 0.4%
Akbank TAS	101,435	168,175
Anadolu Efes Biracilik Ve Malt Sanayii A/S	64,820	24,163
KOC Holding AS	35,497	156,378
Turkcell Iletisim Hizmetleri AS	39,329	90,165
Turkiye Garanti Bankasi AS	19,578	68,639
Yapi ve Kredi Bankasi A/S(a)	82,836	68,507
		576,027
United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	27,973	183,670
Emaar Properties PJSC	11,460	47,459
Emirates NBD Bank PJSC	23,959	174,488
		405,617
United Kingdom — 2.9%
3i Group PLC	4,098	223,923
AstraZeneca PLC	1,267	184,845
Aviva PLC	3,408	29,118
BAE Systems PLC	17,388	414,888
Barclays PLC	28,252	138,096
BP PLC	55,754	298,857
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Centrica PLC	166,292	$361,478
Coca-Cola HBC AG, Class DI	6,876	357,361
Glencore PLC	19,638	78,814
GSK PLC	7,022	129,163
HSBC Holdings PLC	19,525	237,873
ICG PLC	4,941	141,473
Marks & Spencer Group PLC	57,078	262,136
Next PLC	180	29,218
Pearson PLC	7,053	99,736
Rio Tinto PLC	1,345	80,107
Rolls-Royce Holdings PLC	6,348	90,097
Shell PLC	4,580	165,045
Standard Chartered PLC	4,372	78,377
Tesco PLC	64,701	363,517
Vodafone Group PLC	287,162	311,340
Wise PLC, Class A(a)	15,109	201,841
		4,277,303
United States — 61.5%
Abbott Laboratories	2,870	362,165
AbbVie Inc.	5,004	945,856
Adobe Inc.(a)	489	174,910
Aflac Inc.	2,068	205,476
Agilent Technologies Inc.	975	111,940
Airbnb Inc., Class A(a)	2,321	307,324
Ally Financial Inc.	9,110	344,813
Alnylam Pharmaceuticals Inc.(a)	49	19,220
Alphabet Inc., Class C, NVS	18,493	3,566,560
Altria Group Inc.	9,711	601,499
Amazon.com Inc.(a)	14,799	3,464,594
Amdocs Ltd.	483	41,229
American Express Co.	1,277	382,219
American International Group Inc.	1,640	127,313
Ameriprise Financial Inc.	1,190	616,646
Amgen Inc.	1,216	358,842
Apple Inc.	25,065	5,202,742
Applied Materials Inc.	2,520	453,751
AppLovin Corp., Class A(a)	636	248,485
Arista Networks Inc.(a)	3,540	436,199
AT&T Inc.	21,566	591,124
Atlassian Corp., Class A(a)	2,402	460,656
AutoZone Inc.(a)	170	640,625
Bank of America Corp.	6,164	291,372
Bank of New York Mellon Corp. (The)	9,505	964,282
Berkshire Hathaway Inc., Class B(a)	520	245,378
Best Buy Co. Inc.	6,010	391,011
Biogen Inc.(a)	144	18,432
Blackrock Inc.(f)	143	158,159
Booking Holdings Inc.	237	1,304,462
Booz Allen Hamilton Holding Corp., Class A	1,338	143,608
Boston Scientific Corp.(a)	916	96,107
Bristol-Myers Squibb Co.	7,770	336,519
Broadcom Inc.	8,926	2,621,566
Builders FirstSource Inc.(a)	3,600	457,668
Cadence Design Systems Inc.(a)	1,425	519,512
Capital One Financial Corp.	2,535	545,025
Cardinal Health Inc.	681	105,705
Caterpillar Inc.	332	145,423
CDW Corp.	787	137,237
CF Industries Holdings Inc.	722	67,023
Charter Communications Inc., Class A(a)	328	88,350
Chevron Corp.	449	68,086
Cintas Corp.	2,972	661,419
Security	Shares	Value
United States (continued)
Cisco Systems Inc.	5,515	$375,461
Coca-Cola Co. (The)	6,149	417,456
ConocoPhillips	1,579	150,542
Constellation Energy Corp.	458	159,311
Costco Wholesale Corp.	682	640,834
CRH PLC	2,464	235,189
Crowdstrike Holdings Inc., Class A(a)	825	375,020
CVS Health Corp.	429	26,641
DaVita Inc.(a)	1,386	194,553
Deere & Co.	230	120,605
Dell Technologies Inc., Class C	2,920	387,455
DocuSign Inc., Class A(a)	6,672	504,670
DuPont de Nemours Inc.	282	20,276
Eaton Corp. PLC	983	378,180
eBay Inc.	7,621	699,227
Ecolab Inc.	798	208,884
Electronic Arts Inc.	278	42,392
Elevance Health Inc.	533	150,882
Eli Lilly & Co.	1,282	948,770
Emerson Electric Co.	1,918	279,088
Equity Residential	231	14,599
Expedia Group Inc.	869	156,611
Exxon Mobil Corp.	4,081	455,603
Fair Isaac Corp.(a)	296	425,269
Ferguson Enterprises Inc.	1,251	279,386
Fidelity National Financial Inc.	4,414	249,082
Fortinet Inc.(a)	6,740	673,326
Fox Corp., Class A, NVS	2,576	143,638
Gartner Inc.(a)	889	301,060
GE HealthCare Technologies Inc., NVS(a)	5,774	411,802
GE Vernova Inc.	29	19,148
General Electric Co.	1,255	340,205
General Motors Co.	10,006	533,720
Gilead Sciences Inc.	3,750	421,087
Globe Life Inc.	148	20,790
GoDaddy Inc., Class A(a)	692	111,813
Goldman Sachs Group Inc. (The)	277	200,434
Hewlett Packard Enterprise Co.	20,285	419,697
Hilton Worldwide Holdings Inc.	600	160,848
Hologic Inc.(a)	4,200	280,644
Home Depot Inc. (The)	2,168	796,762
Howmet Aerospace Inc.	345	62,021
HP Inc.	10,091	250,257
HubSpot Inc.(a)	333	173,043
IDEXX Laboratories Inc.(a)	206	110,068
International Business Machines Corp.	593	150,118
Intuit Inc.	884	694,055
Johnson & Johnson	5,181	853,518
JPMorgan Chase & Co.	5,115	1,515,268
KLA Corp.	638	560,821
Kroger Co. (The)	9,478	664,408
Lam Research Corp.	4,047	383,817
Leidos Holdings Inc.	467	74,557
Lennox International Inc.	921	560,889
Liberty Media Corp.-Liberty Formula One, Class A(a)	842	75,881
Linde PLC	751	345,655
Lowe's Companies Inc.	3,186	712,294
Lululemon Athletica Inc.(a)	237	47,526
LyondellBasell Industries NV, Class A	2,814	163,015
Marathon Petroleum Corp.	2,227	379,013
Masco Corp.	3,607	245,745
Mastercard Inc., Class A	1,353	766,434
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
McDonald's Corp.	2,449	$734,871
McKesson Corp.	1,145	794,103
Medtronic PLC	155	13,987
MercadoLibre Inc.(a)(b)	155	367,953
Merck & Co. Inc.	5,719	446,768
Meta Platforms Inc., Class A	3,354	2,594,118
Mettler-Toledo International Inc.(a)	385	474,967
MGM Resorts International(a)	2,764	100,748
Microsoft Corp.	12,443	6,638,340
Molina Healthcare Inc.(a)	710	112,088
Mondelez International Inc., Class A	952	61,585
Moody's Corp.	80	41,258
Motorola Solutions Inc.	1,372	602,281
MSCI Inc., Class A	701	393,513
Nasdaq Inc.	1,144	110,076
NetApp Inc.	1,261	131,308
Netflix Inc.(a)	395	457,963
NiSource Inc.	758	32,177
NRG Energy Inc.	755	126,236
Nucor Corp.	2,061	294,867
Nvidia Corp.	40,549	7,212,451
NVR Inc.(a)	20	150,990
Okta Inc.(a)	359	35,110
Omnicom Group Inc.	176	12,681
Oracle Corp.	2,597	659,041
O'Reilly Automotive Inc.(a)	5,629	553,443
PACCAR Inc.	165	16,295
Palantir Technologies Inc., Class A(a)	1,863	295,006
Palo Alto Networks Inc.(a)	1,667	289,391
Parker-Hannifin Corp.	89	65,139
Paychex Inc.	435	62,784
PepsiCo Inc.	5,120	706,150
Pfizer Inc.	4,757	110,790
Philip Morris International Inc.	2,702	443,263
Principal Financial Group Inc.	1,522	118,457
Procter & Gamble Co. (The)	5,590	841,127
Public Storage	402	109,320
PulteGroup Inc.	2,324	262,426
Qualcomm Inc.	3,145	461,560
Regency Centers Corp.	682	48,695
Reinsurance Group of America Inc.	313	60,237
Robinhood Markets Inc., Class A(a)	188	19,373
S&P Global Inc.	544	299,798
Salesforce Inc.	776	200,464
Seagate Technology Holdings PLC	2,398	376,510
ServiceNow Inc.(a)	353	332,921
Simon Property Group Inc.	697	114,162
Spotify Technology SA(a)	639	400,359
Starbucks Corp.	839	74,805
State Street Corp.	2,500	279,375
Steel Dynamics Inc.	2,769	353,214
Synchrony Financial	10,657	742,473
Synopsys Inc.(a)	543	343,974
Target Corp.	3,100	311,550
TE Connectivity PLC	3,269	672,597
Tesla Inc.(a)	2,694	830,479
Texas Instruments Inc.	271	49,067
Thermo Fisher Scientific Inc.	643	300,718
TJX Companies Inc. (The)	662	82,439
Tractor Supply Co.	1,003	57,121
Trane Technologies PLC	1,610	705,309
Travelers Companies Inc. (The)	761	198,043
Security	Shares	Value
United States (continued)
Uber Technologies Inc.(a)	3,049	$267,550
Ulta Beauty Inc.(a)	282	145,233
Union Pacific Corp.	298	66,147
United Rentals Inc.	336	296,668
UnitedHealth Group Inc.	760	189,666
Valero Energy Corp.	1,958	268,853
Veeva Systems Inc., Class A(a)	128	36,378
Verizon Communications Inc.	3,189	136,362
Vertex Pharmaceuticals Inc.(a)	240	109,649
Visa Inc., Class A	3,223	1,113,450
Vistra Corp.	2,871	598,718
Walmart Inc.	10,620	1,040,548
Wells Fargo & Co.	5,410	436,208
Weyerhaeuser Co.	843	21,117
WW Grainger Inc.	272	282,755
Yum! Brands Inc.	2,585	372,628
Zscaler Inc.(a)	852	243,297
		89,963,436
Total Common Stocks — 99.5% (Cost: $109,393,300)		145,508,085
Preferred Stocks
Brazil — 0.2%
Cia Energetica de Minas Gerais, Preference Shares, NVS	58,770	108,418
Gerdau SA, Preference Shares, NVS	44,795	134,716
		243,134
Germany — 0.0%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	1,463	74,183
South Korea — 0.0%
Doosan Co. Ltd., Preference Shares	79	22,462
Total Preferred Stocks — 0.2% (Cost: $438,109)		339,779
Total Long-Term Investments — 99.7% (Cost: $109,831,409)		145,847,864
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	549,655	549,875
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	120,000	120,000
Total Short-Term Securities — 0.5% (Cost: $669,875)		669,875
Total Investments — 100.2% (Cost: $110,501,284)		146,517,739
Liabilities in Excess of Other Assets — (0.2)%		(224,614)
Net Assets — 100.0%		$146,293,125

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2025
iShares® Global Equity Factor ETF

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,241,428	$—	$(691,582)(a)	$(71)	$100	$549,875	549,655	$20,506 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(60,000)(a)	—	—	120,000	120,000	7,440	—
BlackRock Inc.	112,192	40,002	(27,495)	8,880	24,580	158,159	143	2,614	—
				$8,809	$24,680	$828,034		$30,560	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	9	09/19/25	$287	$1,705
MSCI Emerging Markets Index	1	09/19/25	62	(1,132)
				$573
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,705	$—	$—	$—	$1,705
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,132	$—	$—	$—	$1,132

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Global Equity Factor ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$131,797	$—	$—	$—	$131,797
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(3,590)	$—	$—	$—	$(3,590)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$375,988
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$96,738,596	$48,769,473	$16	$145,508,085
Preferred Stocks	243,134	96,645	—	339,779
Short-Term Securities
Money Market Funds	669,875	—	—	669,875
	$97,651,605	$48,866,118	$16	$146,517,739
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,705	$—	$—	$1,705
Liabilities
Equity Contracts	(1,132)	—	—	(1,132)
	$573	$—	$—	$573

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments
July 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
AGL Energy Ltd.	247,115	$1,540,045
ALS Ltd.	27,972	325,188
ANZ Group Holdings Ltd.	130,579	2,562,417
Aristocrat Leisure Ltd.	72,095	3,228,189
ASX Ltd.	41,602	1,864,772
Aurizon Holdings Ltd.	2,820,311	5,854,478
BHP Group Ltd.	556,168	14,046,142
BlueScope Steel Ltd.	275,043	4,169,732
Brambles Ltd.	414,045	6,334,658
Cochlear Ltd.	3,545	723,722
Coles Group Ltd.	258,096	3,436,281
Commonwealth Bank of Australia	138,074	15,675,475
CSL Ltd.	6,418	1,110,213
Fortescue Ltd.	415,860	4,705,146
Goodman Group	122,017	2,728,113
JB Hi-Fi Ltd.	199,844	14,233,290
Lottery Corp. Ltd. (The)	1,593,222	5,525,899
Macquarie Group Ltd.	52,404	7,257,189
Metcash Ltd.	578,273	1,443,661
Origin Energy Ltd.	249,748	1,867,568
Pro Medicus Ltd.(a)	24,310	4,992,170
Regis Resources Ltd.(b)	1,166,112	3,040,778
Rio Tinto Ltd.	189,253	13,459,279
South32 Ltd.	176,666	330,372
Stockland	1,451,379	5,145,553
Telix Pharmaceuticals Ltd.(a)(b)	140,114	1,877,133
Telstra Group Ltd.	2,183,075	6,957,636
Ventia Services Group Pty. Ltd.	799,846	2,663,317
Wesfarmers Ltd.	93,374	5,107,511
Whitehaven Coal Ltd.	1,470,792	6,032,156
Woolworths Group Ltd.	233,837	4,720,724
Xero Ltd.(b)	7,675	883,857
Yancoal Australia Ltd.	951,878	3,844,394
		157,687,058
Austria — 0.7%
ANDRITZ AG	31,788	2,212,156
BAWAG Group AG(c)	29,213	3,686,898
OMV AG	81,822	4,167,061
Raiffeisen Bank International AG	156,137	4,508,364
Verbund AG	21,093	1,570,574
		16,145,053
Belgium — 0.5%
Ageas SA	126,310	8,588,103
Syensqo SA	42,363	3,357,514
		11,945,617
Canada — 6.4%
Bank of Montreal	24,087	2,658,679
BCE Inc.	36,711	856,307
Canadian National Railway Co.	18,996	1,773,746
Canadian Natural Resources Ltd.	180,854	5,724,781
CGI Inc.	89,387	8,617,433
Constellation Software Inc./Canada	2,589	8,931,975
Dollarama Inc.	55,462	7,580,394
Enbridge Inc.	17,124	775,499
Fairfax Financial Holdings Ltd.	3,285	5,810,296
Kinross Gold Corp.	161,358	2,581,775
Loblaw Companies Ltd.	132,369	21,405,833
Manulife Financial Corp.	382,352	11,829,843
Metro Inc./CN	16,392	1,253,415
Nutrien Ltd.	104,836	6,220,098
Security	Shares	Value
Canada (continued)
Power Corp. of Canada	94,633	$3,813,732
Royal Bank of Canada	158,604	20,350,899
Sun Life Financial Inc.	9,622	586,653
Suncor Energy Inc.	221,706	8,744,394
Thomson Reuters Corp.	91,727	18,408,952
Toronto-Dominion Bank (The)	42,724	3,111,797
		141,036,501
China — 0.7%
Trip.com Group Ltd.	104,850	6,509,344
Xiaomi Corp., Class B(b)(c)	1,289,000	8,672,328
		15,181,672
Denmark — 2.2%
AP Moller - Maersk A/S, Class B, NVS	282	556,883
Carlsberg A/S, Class B	21,432	2,671,867
ISS A/S	241,388	6,939,022
NKT A/S(b)	90,620	7,972,089
Novo Nordisk A/S, Class B	382,008	17,766,415
Pandora A/S	40,866	6,746,796
Sydbank A/S	93,100	6,897,520
		49,550,592
Finland — 1.2%
Hiab OYJ, Class B	76,627	5,229,354
Kemira OYJ	177,489	3,777,208
Kone OYJ, Class B	27,781	1,705,988
Konecranes OYJ	96,705	8,058,626
Mandatum OYJ	154,336	1,046,878
Nokia OYJ	152,928	623,235
Orion OYJ, Class B	54,553	4,367,444
Wartsila OYJ Abp	58,224	1,608,636
		26,417,369
France — 8.0%
Air Liquide SA	15,925	3,133,028
Amundi SA(c)	4,212	311,269
AXA SA	13,588	659,957
BNP Paribas SA	13,799	1,258,168
Bouygues SA	92,597	3,812,822
Capgemini SE	11,979	1,783,389
Carrefour SA	234,072	3,354,487
Christian Dior SE, NVS	8,043	4,112,260
Cie de Saint-Gobain SA	80,490	9,233,579
Credit Agricole SA	593,385	10,920,962
Danone SA	7,292	596,754
Dassault Aviation SA	5,684	1,769,753
Dassault Systemes SE	32,303	1,061,193
Edenred SE	10,695	305,429
Eiffage SA	44,868	6,022,874
Engie SA	372,222	8,366,886
EssilorLuxottica SA	12,327	3,665,487
FDJ UNITED	173,770	5,420,204
Gaztransport Et Technigaz SA	6,882	1,294,403
Gecina SA	27,719	2,724,019
Hermes International SCA	1,708	4,176,893
Klepierre SA	90,986	3,473,111
Legrand SA	19,766	2,919,571
L'Oreal SA	31,463	13,921,841
LVMH Moet Hennessy Louis Vuitton SE	19,147	10,278,335
Publicis Groupe SA	82,840	7,570,059
Renault SA	21,773	805,618
Rexel SA	120,357	3,637,721
Safran SA	17,942	5,916,396
Sanofi SA	89,013	7,990,753
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Schneider Electric SE	40,103	$10,378,384
SCOR SE	21,055	685,910
Societe Generale SA	117,163	7,478,339
TotalEnergies SE	233,214	13,868,179
Unibail-Rodamco-Westfield, New	89,145	8,641,651
Vinci SA	29,948	4,160,040
		175,709,724
Germany — 7.5%
adidas AG	6,731	1,286,488
Allianz SE, Registered	26,394	10,430,318
Auto1 Group SE(b)(c)	7,671	229,960
BASF SE	91,686	4,493,474
Bayerische Motoren Werke AG	96,952	9,225,117
Bilfinger SE	50,641	5,448,226
Commerzbank AG	222,550	8,115,468
Deutsche Bank AG, Registered	163,644	5,389,865
Deutsche Boerse AG	27,711	8,019,210
Deutsche Post AG, Registered	76,446	3,425,217
Deutsche Telekom AG, Registered	302,273	10,841,292
E.ON SE	382,971	6,986,629
Freenet AG	20,645	669,576
GEA Group AG	82,738	5,943,090
Hannover Rueck SE	851	258,145
Heidelberg Materials AG	34,399	7,935,660
HOCHTIEF AG	36,562	7,966,615
Mercedes-Benz Group AG	147,781	8,367,397
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	13,714	8,978,153
QIAGEN NV	41,006	2,033,310
Rheinmetall AG	1,508	2,985,080
SAP SE	85,585	24,473,503
Siemens AG, Registered	63,345	16,134,169
Siemens Energy AG(b)	48,020	5,559,691
		165,195,653
Hong Kong — 1.8%
AIA Group Ltd.	929,000	8,662,150
CK Asset Holdings Ltd.	436,500	2,000,130
CK Hutchison Holdings Ltd.	508,500	3,309,827
CLP Holdings Ltd.	404,000	3,506,629
HKT Trust & HKT Ltd., Class SS	516,000	812,482
Hong Kong Exchanges & Clearing Ltd.	36,100	1,953,688
Hongkong Land Holdings Ltd.	49,900	301,895
Jardine Matheson Holdings Ltd.	138,500	7,520,738
PCCW Ltd.	6,742,000	4,830,287
Swire Properties Ltd.	437,600	1,172,860
WH Group Ltd.(c)	5,787,000	5,793,585
Wharf Real Estate Investment Co. Ltd.	264,000	838,151
		40,702,422
Ireland — 0.7%
AIB Group PLC	1,670,447	13,177,571
Bank of Ireland Group PLC	117,570	1,576,610
		14,754,181
Italy — 4.8%
A2A SpA	2,979,643	7,260,647
Banca Generali SpA	48,272	2,696,101
Banca Mediolanum SpA	250,479	4,418,144
Banca Monte dei Paschi di Siena SpA	1,220,129	10,387,472
Banca Popolare di Sondrio SpA	423,597	5,800,368
Banco BPM SpA	129,154	1,647,120
BPER Banca SpA	817,256	8,042,221
Enel SpA	631,364	5,567,547
Security	Shares	Value
Italy (continued)
Eni SpA	450,488	$7,688,629
Generali	30,308	1,130,663
Hera SpA	667,925	2,858,024
Intesa Sanpaolo SpA	853,591	5,143,107
Iveco Group NV	249,772	5,162,745
Mediobanca Banca di Credito Finanziario SpA	94,564	2,081,954
Poste Italiane SpA(c)	150,642	3,254,606
Prysmian SpA	66,359	5,299,657
Saipem SpA	464,636	1,241,986
Snam SpA	242,790	1,407,032
Stellantis NV	78,416	692,029
Terna - Rete Elettrica Nazionale	214,732	2,077,735
UniCredit SpA	253,788	18,672,139
Unipol Gruppo SpA	129,457	2,596,610
		105,126,536
Japan — 23.0%
77 Bank Ltd. (The)	68,000	2,348,835
ABC-Mart Inc.	74,800	1,399,760
Ajinomoto Co. Inc.	52,200	1,381,025
ALSOK Co Ltd.	572,800	3,989,895
Amada Co. Ltd.	128,800	1,452,339
Asics Corp.	365,600	8,594,995
Astellas Pharma Inc.	45,300	469,698
Canon Inc.	132,500	3,763,350
Canon Marketing Japan Inc.	108,000	3,901,853
Capcom Co. Ltd.	13,400	341,107
Chugai Pharmaceutical Co. Ltd.	75,200	3,604,857
Coca-Cola Bottlers Japan Holdings Inc.	175,000	2,675,811
Credit Saison Co. Ltd.	27,300	720,270
Dai Nippon Printing Co. Ltd.	151,200	2,328,398
Daicel Corp.	381,300	3,279,970
Dai-ichi Life Holdings Inc.	554,600	4,388,096
Daiichi Sankyo Co. Ltd.	244,100	5,988,242
Daito Trust Construction Co. Ltd.	3,100	317,371
Daiwa Securities Group Inc.	854,200	5,946,814
Dexerials Corp.	189,600	2,741,169
Disco Corp.	15,200	4,492,002
Ebara Corp.	192,400	3,513,383
ENEOS Holdings Inc.	285,200	1,496,910
Fast Retailing Co. Ltd.	21,900	6,680,150
Fuji Electric Co. Ltd.	21,100	1,049,054
FUJIFILM Holdings Corp.	190,000	3,941,023
Fujikura Ltd.	96,200	6,530,289
Fujitec Co. Ltd.	54,400	2,013,648
Fujitsu Ltd.	175,400	3,820,899
Furukawa Electric Co. Ltd.	31,300	1,890,573
GMO Payment Gateway Inc.	13,300	741,246
Gunma Bank Ltd. (The)	119,900	1,122,735
Hirose Electric Co. Ltd.	10,300	1,293,321
Hitachi Ltd.	500,200	15,306,442
Hokuhoku Financial Group Inc.	237,100	5,008,128
Honda Motor Co. Ltd.	454,000	4,700,218
Horiba Ltd.	6,900	507,448
Hoya Corp.	45,900	5,790,867
Isetan Mitsukoshi Holdings Ltd.	151,600	2,142,483
ITOCHU Corp.	189,600	9,945,012
Iyogin Holdings Inc., NVS	145,200	1,687,286
Japan Post Bank Co. Ltd.	398,900	4,452,240
Japan Post Holdings Co. Ltd.	230,500	2,134,584
Japan Post Insurance Co. Ltd.	126,500	3,238,982
Japan Real Estate Investment Corp.	8,813	7,148,268
Japan Tobacco Inc.	13,100	374,131
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kamigumi Co. Ltd.	181,800	$5,109,208
Kandenko Co. Ltd.	61,000	1,445,029
KDDI Corp.	23,300	382,390
Keyence Corp.	12,400	4,485,468
Kikkoman Corp.	84,400	741,451
Kioxia Holdings Corp.(a)(b)	139,900	2,278,786
Kirin Holdings Co. Ltd.	23,200	305,722
Kobe Steel Ltd.	38,000	417,510
Kokuyo Co. Ltd.	503,600	2,967,090
Komatsu Ltd.	115,000	3,705,056
Konami Group Corp.	21,000	2,850,933
Kyowa Kirin Co. Ltd.	30,100	513,795
LaSalle Logiport REIT	2,459	2,340,449
Macnica Holdings Inc.	44,100	575,961
Marubeni Corp.	122,800	2,514,175
Maruichi Steel Tube Ltd.	139,900	3,382,137
Mitsubishi Electric Corp.	178,900	4,023,861
Mitsubishi Estate Co. Ltd.	146,900	2,750,323
Mitsubishi Gas Chemical Co. Inc.	20,300	350,685
Mitsubishi Heavy Industries Ltd.	396,400	9,464,604
Mitsubishi Logistics Corp.	205,900	1,760,113
Mitsubishi UFJ Financial Group Inc.	1,143,100	15,755,083
Mitsui & Co. Ltd.	179,400	3,651,981
Mitsui Fudosan Co. Ltd.	68,100	608,698
Mizuho Financial Group Inc.	517,800	15,187,933
MS&AD Insurance Group Holdings Inc.	307,000	6,559,382
Nexon Co. Ltd.	16,900	309,237
Nihon Kohden Corp.	39,600	435,542
Nintendo Co. Ltd.	140,700	11,759,549
Nippon Electric Glass Co. Ltd.	8,000	214,131
Nippon Express Holdings Inc.	9,600	210,883
Nippon Steel Corp.	12,600	242,651
Nishi-Nippon Financial Holdings Inc.	22,700	358,562
Nissan Motor Co. Ltd.(a)(b)	2,049,500	4,345,554
Nitto Denko Corp.	171,100	3,540,726
NOF Corp.	56,600	1,126,618
Nomura Holdings Inc.	285,600	1,886,758
Nomura Real Estate Holdings Inc.	1,023,100	5,669,625
Nomura Real Estate Master Fund Inc.	520	547,657
Nomura Research Institute Ltd.	119,800	4,740,536
NTT Inc.	5,681,200	5,737,225
Olympus Corp.	61,600	735,938
ORIX Corp.	168,000	3,773,791
Orix JREIT Inc.	1,014	1,325,532
Otsuka Corp.	94,800	1,796,191
Otsuka Holdings Co. Ltd.	47,300	2,251,939
Panasonic Holdings Corp.	124,900	1,181,469
Persol Holdings Co. Ltd.	318,600	608,987
Recruit Holdings Co. Ltd.	204,900	12,156,946
Ricoh Co. Ltd.	358,900	3,147,011
Ryohin Keikaku Co. Ltd.	8,700	407,315
Sankyo Co. Ltd.	419,700	7,831,727
Sanrio Co. Ltd.	75,900	3,114,340
Santen Pharmaceutical Co. Ltd.	419,500	4,635,019
Sanwa Holdings Corp.	227,000	6,192,974
SBI Holdings Inc.	64,800	2,407,182
SCREEN Holdings Co. Ltd.	62,200	4,852,216
SCSK Corp.	136,000	4,231,626
Sega Sammy Holdings Inc.	73,200	1,496,372
Sekisui House Ltd.	159,500	3,345,803
Shikoku Electric Power Co. Inc.	404,900	3,369,280
Shimadzu Corp.	38,100	843,407
Security	Shares	Value
Japan (continued)
Shimamura Co. Ltd.	25,000	$1,810,163
Shin-Etsu Chemical Co. Ltd.	21,200	610,070
Shionogi & Co. Ltd.	44,000	735,870
Socionext Inc.	181,600	3,422,219
SoftBank Group Corp.	4,500	343,615
Sompo Holdings Inc.	191,900	5,658,561
Sony Group Corp.	437,000	10,511,292
Subaru Corp.	207,800	3,822,649
Sumitomo Corp.	43,600	1,114,405
Sumitomo Mitsui Financial Group Inc.	438,700	11,066,911
Sumitomo Realty & Development Co. Ltd.	20,200	737,889
Suntory Beverage & Food Ltd.	5,900	178,155
Suzuken Co. Ltd.	96,600	3,651,207
Takeda Pharmaceutical Co. Ltd.	150,100	4,123,214
TIS Inc.	76,600	2,443,687
Toho Gas Co. Ltd.	86,200	2,407,065
Tokio Marine Holdings Inc.	245,800	9,869,581
Tokyo Electron Ltd.	39,500	6,279,658
Tokyo Gas Co. Ltd.	126,100	4,222,912
Tokyo Metro Co. Ltd.	20,200	217,662
Tokyo Ohka Kogyo Co. Ltd.	58,400	1,599,553
Tokyo Tatemono Co. Ltd.	320,300	5,360,177
Tomy Co. Ltd.	121,300	2,563,410
Toppan Holdings Inc.	201,400	5,427,372
Toyota Motor Corp.	942,400	16,763,036
Trend Micro Inc./Japan	6,000	365,870
USS Co. Ltd.	798,000	8,673,372
Yamaguchi Financial Group Inc.	401,600	4,545,623
Yamato Kogyo Co. Ltd.	88,300	4,954,827
Yamazaki Baking Co. Ltd.	288,400	6,160,895
Yokogawa Electric Corp.	200,500	5,344,143
Zensho Holdings Co. Ltd.	101,600	5,346,541
		505,944,923
Netherlands — 4.3%
ABN AMRO Bank NV, CVA(c)	523,681	15,138,797
Adyen NV(b)(c)	3,558	6,102,506
Akzo Nobel NV	63,358	3,978,970
ASM International NV	5,230	2,531,618
ASML Holding NV	40,604	28,141,533
EXOR NV	19,423	1,871,919
ING Groep NV	293,594	6,842,334
Koninklijke Ahold Delhaize NV	374,239	14,781,093
Koninklijke KPN NV	440,813	1,969,331
NN Group NV	6,443	433,843
Prosus NV	76,269	4,356,923
Randstad NV	60,329	2,867,403
SBM Offshore NV	8,168	213,015
Signify NV(c)	98,306	2,351,733
Wolters Kluwer NV	20,130	3,135,427
		94,716,445
New Zealand — 0.2%
Contact Energy Ltd.	87,298	467,861
Fisher & Paykel Healthcare Corp. Ltd.	28,613	620,298
Fletcher Building Ltd.(b)	1,523,011	2,716,922
Meridian Energy Ltd.	496,481	1,667,118
		5,472,199
Norway — 1.1%
DNB Bank ASA	180,392	4,563,869
Equinor ASA	181,186	4,654,228
Kongsberg Gruppen ASA	141,828	4,238,265
Norsk Hydro ASA	360,472	2,136,514
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Orkla ASA	494,755	$5,202,857
Yara International ASA	113,178	4,183,867
		24,979,600
Poland — 0.1%
LPP SA	686	3,046,773
Portugal — 0.1%
Galp Energia SGPS SA	69,638	1,329,754
Singapore — 2.1%
ComfortDelGro Corp. Ltd.	3,676,600	4,322,307
DBS Group Holdings Ltd.	129,900	4,767,911
NetLink NBN Trust	5,414,100	3,731,993
Oversea-Chinese Banking Corp. Ltd.	334,500	4,334,839
Sembcorp Industries Ltd.	1,153,400	6,858,217
Singapore Airlines Ltd.	1,143,900	5,974,776
Singapore Exchange Ltd.	122,052	1,496,553
Singapore Technologies Engineering Ltd.(a)	363,300	2,444,021
United Overseas Bank Ltd.	82,900	2,303,189
Wilmar International Ltd.	1,879,200	4,253,299
Yangzijiang Shipbuilding Holdings Ltd.	2,894,600	5,677,549
		46,164,654
Spain — 3.0%
Acciona SA	16,171	3,101,514
Banco Bilbao Vizcaya Argentaria SA	838,074	13,977,613
Banco de Sabadell SA	1,855,758	6,849,418
Banco Santander SA	921,456	7,916,028
CaixaBank SA	63,927	601,445
Endesa SA	158,737	4,592,167
Iberdrola SA	375,486	6,599,661
Industria de Diseno Textil SA	142,108	6,788,076
Puig Brands SA, Class B	168,777	3,136,683
Repsol SA	553,300	8,388,997
Telefonica SA	699,610	3,610,542
		65,562,144
Sweden — 3.0%
Alfa Laval AB	90,405	3,927,881
Assa Abloy AB, Class B	29,747	984,335
H & M Hennes & Mauritz AB, Class B	289,759	3,903,529
Hemnet Group AB	157,616	4,539,099
Investor AB, Class B	541,541	15,693,597
Loomis AB, Class B	52,946	2,093,448
Mycronic AB	42,289	917,624
Nordea Bank Abp	916,745	13,376,943
Sandvik AB	47,681	1,163,400
Skandinaviska Enskilda Banken AB, Class A	320,130	5,599,882
SSAB AB, Class B	1,167,906	6,600,620
Svenska Handelsbanken AB, Class A	89,057	1,085,104
Telia Co. AB	154,485	545,596
Trelleborg AB, Class B	15,146	550,327
Volvo AB, Class B	171,262	4,918,608
		65,899,993
Switzerland — 8.5%
ABB Ltd., Registered	289,145	18,880,616
Adecco Group AG, Registered	94,599	2,978,747
Alcon AG	60,051	5,264,549
Bucher Industries AG, Registered	2,050	968,110
Cie Financiere Richemont SA, Class A, Registered	59,068	9,644,397
Holcim AG	67,448	5,378,973
Julius Baer Group Ltd.	32,407	2,192,796
Kuehne + Nagel International AG, Registered	9,530	1,942,966
Logitech International SA, Registered	18,039	1,672,700
Security	Shares	Value
Switzerland (continued)
Mobimo Holding AG, Registered	215	$84,205
Nestle SA, Registered	260,410	22,753,861
Novartis AG, Registered	354,371	40,358,266
PSP Swiss Property AG, Registered	27,896	4,732,956
Roche Holding AG, NVS	64,388	20,093,758
Schindler Holding AG, Participation Certificates, NVS	10,154	3,672,051
SGS SA	30,837	3,133,451
Swiss Life Holding AG, Registered	444	459,894
Swiss Re AG	15,631	2,797,970
Swissquote Group Holding SA, Registered	6,015	3,996,640
UBS Group AG, Registered	496,578	18,454,828
VZ Holding AG	28,277	5,984,803
Zurich Insurance Group AG	15,849	10,810,701
		186,257,238
United Kingdom — 12.3%
3i Group PLC	139,510	7,623,122
Aberdeen Group PLC	1,490,963	3,934,256
Anglo American PLC, NVS	27,130	763,386
Associated British Foods PLC	24,631	713,203
AstraZeneca PLC	127,762	18,639,407
B&M European Value Retail SA	614,000	1,814,904
BAE Systems PLC	452,232	10,790,534
Balfour Beatty PLC	989,330	7,070,241
Barclays PLC	1,371,260	6,702,744
BP PLC	1,874,533	10,048,022
British American Tobacco PLC	73,769	3,952,346
British Land Co. PLC (The)	642,066	2,950,892
Burberry Group PLC(b)	195,774	3,320,892
Carnival PLC(b)	254,937	6,937,078
Centrica PLC	2,842,272	6,178,396
Coca-Cola HBC AG, Class DI	210,795	10,955,477
Compass Group PLC	5,230	183,779
Computacenter PLC	39,344	1,189,102
Diageo PLC	117,101	2,838,241
Drax Group PLC	259,076	2,419,651
Glencore PLC	1,305,133	5,237,918
Grafton Group PLC	263,480	3,088,866
Greggs PLC	112,895	2,347,594
GSK PLC	487,746	8,971,591
HSBC Holdings PLC	1,288,280	15,695,077
ICG PLC	132,924	3,805,955
Imperial Brands PLC	63,771	2,485,754
Inchcape PLC	237,138	2,194,678
InterContinental Hotels Group PLC	24,422	2,809,510
Investec PLC	818,990	6,073,178
JD Sports Fashion PLC	466,753	523,924
Kingfisher PLC	1,206,285	4,289,312
Land Securities Group PLC	564,474	4,292,791
Lloyds Banking Group PLC	1,942,499	1,991,931
M&G PLC	258,054	888,195
Man Group PLC/Jersey	306,963	666,645
Marks & Spencer Group PLC	884,652	4,062,843
Melrose Industries PLC	107,663	726,901
National Grid PLC	341,833	4,803,461
NatWest Group PLC	454,370	3,154,044
Next PLC	32,537	5,281,438
Pearson PLC	73,673	1,041,806
Plus500 Ltd.	139,765	6,202,993
Reckitt Benckiser Group PLC	9,676	725,175
Rightmove PLC	59,017	636,881
Rio Tinto PLC	109,126	6,499,477
Rolls-Royce Holdings PLC	721,834	10,244,969
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Sage Group PLC (The)	66,728	$1,071,428
Serco Group PLC	221,703	610,894
Shell PLC	393,630	14,184,876
Softcat PLC	78,871	1,696,349
Standard Chartered PLC	84,154	1,508,625
Tesco PLC	1,597,055	8,972,927
TUI AG(a)(b)	766,070	6,911,521
Unilever PLC	100,820	5,849,622
Vodafone Group PLC	7,016,393	7,607,150
Wise PLC, Class A(b)	307,005	4,101,273
		270,283,245
Total Common Stocks — 99.4% (Cost: $1,842,409,255)		2,189,109,346
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	85,279	4,324,197
Total Preferred Stocks — 0.2% (Cost: $6,750,886)		4,324,197
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	1,793	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $1,849,160,141)		2,193,433,543
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	11,495,590	$11,500,188
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	330,000	330,000
Total Short-Term Securities — 0.5% (Cost: $11,829,900)		11,830,188
Total Investments — 100.1% (Cost: $1,860,990,041)		2,205,263,731
Liabilities in Excess of Other Assets — (0.1)%		(2,809,228)
Net Assets — 100.0%		$2,202,454,503

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,317,026	$5,181,259 (a)	$—	$2,192	$(289)	$11,500,188	11,495,590	$26,648 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	180,000 (a)	—	—	—	330,000	330,000	28,450	—
				$2,192	$(289)	$11,830,188		$55,098	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® International Equity Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	11	09/11/25	$2,155	$86,456
SPI 200 Index	9	09/18/25	1,261	23,698
Euro STOXX 50 Index	56	09/19/25	3,423	11,103
FTSE 100 Index	17	09/19/25	2,053	43,959
				$165,216
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$165,216	$—	$—	$—	$165,216

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$979,428	$—	$—	$—	$979,428
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$109,519	$—	$—	$—	$109,519
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,728,317
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$158,023,150	$2,031,086,196	$—	$2,189,109,346
Preferred Stocks	—	4,324,197	—	4,324,197
Warrants	—	—	—	—
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2025
iShares® International Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$11,830,188	$—	$—	$11,830,188
	$169,853,338	$2,035,410,393	$—	$2,205,263,731
Derivative Financial Instruments(a)
Assets
Equity Contracts	$34,801	$130,415	$—	$165,216

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.7%
Abacus Group	111,104	$85,820
Accent Group Ltd.	90,564	86,269
Adairs Ltd.(a)	183,252	240,726
Amotiv Ltd.(a)	23,326	131,285
AMP Ltd.	283,764	290,323
Ansell Ltd.	2,011	38,500
Aurelia Metals Ltd.(b)	455,178	51,191
Austin Engineering Ltd.	161,677	36,828
Biome Australia Ltd.(a)(b)	385,842	128,497
Bisalloy Steel Group Ltd.	85,493	218,606
BWP Trust(b)	69,864	160,735
Cettire Ltd.(a)(b)	568,170	93,945
Challenger Ltd.	43,412	228,156
Champion Iron Ltd.	44,298	117,047
Clinuvel Pharmaceuticals Ltd.	13,696	113,531
Coast Entertainment Holdings Ltd.(a)(b)	391,299	94,301
Collins Foods Ltd.	33,202	197,201
Cuscal Ltd.(b)	408,740	806,418
Dalrymple Bay Infrastructure Ltd.	553,939	1,592,124
Data#3 Ltd.	43,014	206,956
Deterra Royalties Ltd.	516,382	1,367,363
DigiCo Infrastructure REIT	46,510	97,860
Domain Holdings Australia Ltd.	34,989	98,951
Downer EDI Ltd.	88,810	391,619
Eagers Automotive Ltd.	5,312	66,526
Elanor Commercial Property Fund(a)	362,730	153,852
Elders Ltd.	19,367	89,726
FleetPartners Group Ltd.(b)	392,048	690,342
Fleetwood Ltd.	172,591	292,133
GenusPlus Group Ltd.	186,287	538,725
GR Engineering Services Ltd.	284,192	677,579
GrainCorp Ltd., Class A	207,473	1,006,812
Grange Resources Ltd.	1,043,571	130,777
Growthpoint Properties Australia Ltd.	62,415	97,962
GWA Group Ltd.	295,213	478,959
Healius Ltd.	754,778	370,261
Helia Group Ltd.	364,656	1,180,575
HomeCo Daily Needs REIT	414,839	341,009
Horizon Oil Ltd.	2,003,682	262,832
IGO Ltd.	101,171	284,611
Iluka Resources Ltd.	112,885	369,814
Inghams Group Ltd.	200,491	444,082
Karoon Energy Ltd.	185,003	221,263
Kingsgate Consolidated Ltd.(b)	36,273	51,355
Kogan.com Ltd.(a)	33,063	81,839
Macmahon Holdings Ltd.	2,332,493	448,566
McMillan Shakespeare Ltd.	57,673	659,682
Metals X Ltd.(b)	152,689	56,553
Metcash Ltd.	141,748	353,875
Mount Gibson Iron Ltd.(b)	1,268,913	317,336
Myer Holdings Ltd.(a)	938,711	362,356
Neuren Pharmaceuticals Ltd.(b)	38,627	423,565
New Hope Corp. Ltd.	195,596	522,388
nib holdings Ltd.	15,962	75,784
Nine Entertainment Co. Holdings Ltd.	167,883	182,375
NRW Holdings Ltd.	303,289	626,244
Nufarm Ltd./Australia(b)	63,600	105,025
Nuix Ltd.(b)	25,145	37,832
OFX Group Ltd.(b)	89,131	47,420
Orora Ltd.	50,932	67,598
Security	Shares	Value
Australia (continued)
Orthocell Ltd.(a)(b)	290,826	$236,228
Perenti Ltd.	165,163	185,299
Perseus Mining Ltd.	62,488	130,457
PEXA Group Ltd.(b)	20,116	204,270
PolyNovo Ltd.(b)	72,366	59,112
QPM Energy Ltd.(a)(b)	4,620,367	95,180
Region Group	159,324	238,439
Regis Healthcare Ltd.	69,229	369,867
Regis Resources Ltd.(b)	63,394	165,308
Reliance Worldwide Corp. Ltd.	35,758	98,299
RPMGlobal Holdings Ltd.(b)	148,882	321,049
Sandfire Resources Ltd.(b)	156,434	1,052,421
Sims Ltd.	92,555	898,098
SKS Technologies Group Ltd.	155,150	220,319
Southern Cross Media Group Ltd.(a)(b)	361,125	138,086
Stanmore Resources Ltd.	267,179	361,865
Steadfast Group Ltd.	71,507	272,147
Super Retail Group Ltd.	90,201	882,305
Tabcorp Holdings Ltd.	1,773,204	875,976
Tasmea Ltd.	48,578	114,397
Temple & Webster Group Ltd.(b)	6,165	96,086
Titomic Ltd.(b)	539,601	88,428
Tuas Ltd.(b)	118,021	404,554
Ventia Services Group Pty. Ltd.	215,712	718,275
Weebit Nano Ltd.(b)	42,586	65,683
Whitehaven Coal Ltd.	69,657	285,684
		27,569,717
Austria — 0.3%
Oesterreichische Post AG	5,952	207,610
Porr AG	29,532	992,858
Semperit AG Holding	2,675	40,139
Zumtobel Group AG(a)	26,001	134,728
		1,375,335
Belgium — 0.9%
Barco NV	11,877	185,113
Bekaert SA	14,722	606,360
bpost SA(b)	190,674	477,319
Deceuninck NV	14,151	35,085
Deme Group NV	946	141,587
Fluxys Belgium SA	10,914	256,574
Ion Beam Applications	14,124	194,464
Proximus SADP	93,555	777,323
Solvay SA	21,400	670,518
Umicore SA	33,689	532,413
		3,876,756
Canada — 8.9%
A&W Food Services of Canada Inc.(a)	8,921	247,233
Advantage Energy Ltd.(b)	24,043	191,740
AGF Management Ltd., Class B, NVS	35,013	310,306
Artis REIT	38,527	207,149
Atco Ltd., Class I, NVS	28,248	1,023,011
Bausch Health Companies Inc.(b)	39,697	233,815
Baytex Energy Corp.	65,484	138,946
Bird Construction Inc.	19,477	405,537
BlackBerry Ltd.(a)(b)	57,138	210,309
Boardwalk Real Estate Investment Trust	12,840	662,109
Bombardier Inc., Class B(b)	6,634	773,568
Brookfield Renewable Corp.	13,406	491,062
BRP Inc.	7,918	400,357
Canacol Energy Ltd.(a)(b)	47,936	72,651
Canadian Tire Corp. Ltd., Class A, NVS	7,386	989,242
Schedule of Investments
18

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Capital Power Corp.	15,515	$650,340
Cascades Inc.	48,844	318,318
Centerra Gold Inc.	124,548	847,638
Chartwell Retirement Residences	27,664	353,587
Chemtrade Logistics Income Fund	70,513	572,511
Choice Properties REIT	12,341	126,385
CI Financial Corp.	41,623	959,167
Cogeco Communications Inc.	5,526	248,822
Cogeco Inc.	8,239	348,029
Colliers International Group Inc.	2,247	338,850
Computer Modelling Group Ltd.	13,054	74,522
CT REIT(a)	117,272	1,305,091
Definity Financial Corp.	3,183	171,486
Docebo Inc.(b)	24,182	733,174
Dream Office REIT(a)	19,688	237,148
Dundee Precious Metals Inc.	52,109	842,409
Eldorado Gold Corp.(b)	22,256	456,010
Empire Co. Ltd., NVS	5,845	232,771
Ensign Energy Services Inc.(a)(b)	124,869	203,669
EQB Inc.	3,396	252,445
Finning International Inc.	44,084	1,921,039
First Capital Real Estate Investment Trust	32,614	437,568
Frontera Energy Corp.(a)	57,994	266,197
Gibson Energy Inc.	24,895	448,814
H&R Real Estate Investment Trust	30,752	257,228
Hammond Power Solutions Inc., Class A(a)	5,457	488,121
Hudbay Minerals Inc.(a)	12,341	114,539
IAMGOLD Corp.(b)	28,409	191,908
Interfor Corp.(b)	20,437	183,780
Kinaxis Inc.(b)	1,284	190,561
Labrador Iron Ore Royalty Corp.	20,972	403,366
Lassonde Industries Inc., Class A	2,971	460,466
Leon's Furniture Ltd.	17,655	347,213
Linamar Corp.	4,494	217,305
Lundin Gold Inc.	6,741	311,995
Major Drilling Group International Inc.(b)	93,946	595,977
Martinrea International Inc.	31,244	187,608
Mattr Corp.(b)	21,507	190,763
MDA Space Ltd.(b)	11,877	332,583
MEG Energy Corp.	38,948	767,660
Methanex Corp.	8,988	300,465
Morguard Corp.	2,889	246,470
Morguard North American Residential REIT	35,339	461,886
Mullen Group Ltd.	16,176	153,751
New Gold Inc.(b)	118,770	497,161
NGEx Minerals Ltd.(b)	15,622	220,643
North West Co. Inc. (The)	6,099	209,345
Parex Resources Inc.(a)	8,560	101,564
Parkland Corp.	10,957	309,273
Pason Systems Inc.(a)	65,698	554,280
PetroTal Corp.	766,655	409,443
Peyto Exploration & Development Corp.	6,804	95,460
PHX Energy Services Corp.	17,241	103,526
PrairieSky Royalty Ltd.	25,038	430,612
Precision Drilling Corp.(a)(b)	8,560	482,056
Prinmaris REIT	29,474	313,757
Quebecor Inc., Class B	1,605	45,152
Real Matters Inc.(b)	64,628	237,411
Russel Metals Inc.	25,145	805,380
Secure Waste Infrastructure Corp.	33,384	364,776
Silvercorp Metals Inc.	12,947	56,344
South Bow Corp.	12,733	334,407
Security	Shares	Value
Canada (continued)
Spin Master Corp.(c)	18,939	$311,641
Sprott Inc.	1,265	85,179
Stella-Jones Inc.	749	42,699
Superior Plus Corp.	19,902	99,395
Torex Gold Resources Inc.(b)	18,297	515,395
TransAlta Corp.	101,115	1,216,503
Transcontinental Inc., Class A	34,374	478,051
Trican Well Service Ltd.	305,485	1,254,482
Valeura Energy Inc.(b)	83,322	561,053
Vermilion Energy Inc.	30,495	250,237
Westshore Terminals Investment Corp.	25,145	511,937
Whitecap Resources Inc.	68,266	515,345
		36,519,177
Cayman Islands — 0.0%
Jutal Offshore Oil Services Ltd.	1,070,000	88,443
Sea1 offshore Inc.	14,980	39,222
		127,665
China — 0.9%
Anton Oilfield Services Group/Hong Kong(a)	856,000	153,604
Future Machine Ltd.(b)	420,000	54,573
Goodbaby International Holdings Ltd.	107,000	14,916
HBM Holdings Ltd.(a)(b)(c)	321,000	382,224
HUTCHMED China Ltd.(b)	160,500	573,639
Mobvista Inc.(b)(c)	257,000	292,537
NetDragon Websoft Holdings Ltd.	267,500	369,460
Newborn Town Inc.(b)	308,000	415,577
Skyworth Group Ltd.(a)(b)	856,000	336,494
Wasion Holdings Ltd.	856,000	929,926
Xin Point Holdings Ltd.	107,000	55,885
		3,578,835
Denmark — 2.4%
ALK-Abello A/S(b)	7,762	225,205
Ascendis Pharma A/S, ADR(a)(b)	4,922	853,967
Bavarian Nordic A/S(b)	1,605	58,095
Chemometec A/S	5,885	454,211
D/S Norden A/S	6,099	212,104
Demant A/S(b)	5,778	218,915
GN Store Nord A/S(b)	17,548	251,385
Gubra AS(a)	428	23,839
H Lundbeck A/S	5,591	29,128
ISS A/S	54,142	1,556,384
Jyske Bank A/S, Registered	3,076	308,807
Nilfisk Holding A/S(b)	5,243	74,628
NKT A/S(b)	11,663	1,026,026
Per Aarsleff Holding A/S	8,988	967,981
Ringkjoebing Landbobank A/S	2,224	490,284
Rockwool A/S, Class B	7,811	342,283
Royal Unibrew A/S	5,100	382,222
Scandinavian Tobacco Group A/S, Class A(c)	33,384	437,413
Solar A/S, Class B	12,305	531,462
Sydbank A/S	18,083	1,339,719
Zealand Pharma A/S(b)	2,675	138,399
		9,922,457
Finland — 1.2%
Harvia OYJ	4,141	240,066
Hiab OYJ, Class B	11,449	781,329
HKFoods OYJ, Class A	105,074	190,657
Kemira OYJ	35,096	746,891
Konecranes OYJ	15,515	1,292,897
Marimekko OYJ	43,442	646,471
Nokian Renkaat OYJ(a)	29,960	268,972
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Outokumpu OYJ(a)	78,752	$296,321
Puuilo OYJ	5,526	86,216
QT Group OYJ(b)	2,568	176,711
TietoEVRY OYJ	6,378	109,790
YIT OYJ(b)	30,007	103,962
		4,940,283
France — 5.5%
Alten SA	856	69,572
Ayvens SA(c)	3,852	41,392
Beneteau SACA(a)	16,478	152,974
Canal+ SA, NVS(b)	115,881	366,569
Carmila SA	7,017	137,865
Carrefour SA	38,092	545,897
Cie. des Alpes	15,750	413,396
Coface SA	54,570	1,014,602
Derichebourg SA	116,523	766,243
Edenred SE	20,009	571,419
Elis SA	2,650	73,061
Eramet SA	4,494	248,509
Eurazeo SE	7,762	455,472
Euronext NV(c)	7,811	1,259,046
FDJ UNITED	32,031	999,105
Forvia SE(b)	20,437	259,820
Gaztransport Et Technigaz SA	5,778	1,086,757
Gecina SA	14,045	1,380,239
Havas NV	76,505	122,892
ICADE	18,629	442,730
Interparfums SA	3,531	129,660
IPSOS SA	11,556	518,891
Kaufman & Broad SA	9,466	337,259
Klepierre SA	41,088	1,568,408
Lagardere SA	2,650	62,028
Louis Hachette Group, NVS	522,053	972,752
Maisons du Monde SA(b)(c)	38,734	97,652
Mercialys SA	46,927	580,192
Mersen SA	2,354	64,466
Nexans SA	3,716	534,065
Nexity SA(b)	6,848	89,231
Opmobility	12,049	184,492
Quadient SA	12,626	232,093
Renault SA	29,581	1,094,520
Rexel SA	34,561	1,044,586
SCOR SE	18,725	610,005
Sopra Steria Group	918	197,799
SPIE SA	8,667	510,065
Technip Energies NV	8,988	388,114
Teleperformance SE	3,424	333,810
Television Francaise 1 SA	97,798	935,093
Trigano SA	1,177	200,719
Valeo SE	30,281	329,441
Vente-Unique.Com SA, NVS	2,996	54,875
Vicat SACA	10,058	651,394
Virbac SACA	535	211,872
Wendel SE	1,053	98,672
		22,439,714
Germany — 5.5%
Aixtron SE	6,150	103,561
Amadeus Fire AG(a)	2,889	220,571
Atoss Software SE	5,778	775,013
Aurubis AG(a)	6,420	640,360
Auto1 Group SE(b)(c)	7,811	234,157
Security	Shares	Value
Germany (continued)
Bechtle AG	5,419	$235,205
Bilfinger SE	5,778	621,628
Ceconomy AG(b)	138,993	702,294
CTS Eventim AG & Co. KGaA	3,716	419,627
Delivery Hero SE, Class A(b)(c)	15,637	466,678
Deutsche Pfandbriefbank AG(c)	102,934	640,841
Deutz AG	34,374	301,441
Duerr AG	8,239	211,764
DWS Group GmbH & Co. KGaA(c)	1,159	69,406
flatexDEGIRO AG	25,787	779,367
Freenet AG	26,536	860,638
GEA Group AG	15,943	1,145,189
Heidelberger Druckmaschinen AG(b)	58,854	152,264
HelloFresh SE(b)	10,914	114,844
Hensoldt AG	2,247	246,427
HOCHTIEF AG	3,210	699,437
Hugo Boss AG(a)	16,692	777,398
Jumia Technologies AG, ADR(a)(b)	84,120	394,523
K+S AG, Registered	13,193	199,581
Kloeckner & Co. SE	88,917	648,389
Krones AG	3,959	586,232
Lanxess AG	6,099	167,490
MLP SE	10,638	102,503
Mutares SE & Co. KGaA(a)	3,852	132,705
Nemetschek SE	5,136	765,228
Patrizia SE(a)	17,762	158,495
ProSiebenSat.1 Media SE	20,330	185,310
Puma SE	4,066	85,949
PVA TePla AG(a)(b)	9,472	228,999
QIAGEN NV	25,466	1,262,748
Rational AG	248	191,443
RENK Group AG	6,974	541,374
SAF-Holland SE	21,186	382,177
Salzgitter AG	33,705	873,907
Schaeffler AG(a)	245,779	1,420,990
Scout24 SE(c)	9,737	1,301,268
SGL Carbon SE(a)(b)	18,832	73,744
Sixt SE	2,461	255,184
SUESS MicroTec SE	1,844	66,844
TAG Immobilien AG	8,933	143,625
Takkt AG	14,898	91,452
TeamViewer SE(b)(c)	18,939	193,688
thyssenkrupp AG(a)	34,775	402,526
United Internet AG, Registered(d)	7,975	228,587
Wacker Chemie AG(a)	3,210	238,923
Zalando SE(b)(c)	31,779	926,614
		22,668,608
Hong Kong — 2.2%
Bright Smart Securities & Commodities Group Ltd.	428,000	803,220
Champion REIT(a)	642,000	179,106
Chinese Estates Holdings Ltd.	481,500	80,035
CK Life Sciences International Holdings Inc.(a)(b)	2,672,000	338,813
Crystal International Group Ltd.(a)(c)	160,500	115,314
Emperor Capital Group Ltd.(b)	7,704,000	89,739
EVA Precision Industrial Holdings Ltd.(a)	2,354,000	228,683
First Pacific Co. Ltd.	1,712,000	1,347,045
Giordano International Ltd.	2,568,000	486,996
HKBN Ltd.	214,000	135,940
Hong Kong Technology Venture Co. Ltd.(a)	856,000	178,004
IGG Inc.	535,000	280,191
Johnson Electric Holdings Ltd.	160,500	473,052
JS Global Lifestyle Co. Ltd.(b)(c)	321,000	71,969
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Kerry Logistics Network Ltd.	53,500	$56,261
MGM China Holdings Ltd.	171,200	361,445
Modern Dental Group Ltd.(a)	214,000	118,354
New World Development Co. Ltd.(b)	321,000	262,862
PAX Global Technology Ltd.	214,000	185,648
PC Partner Group Ltd.(a)	428,000	403,265
PCCW Ltd.	107,000	76,660
Solomon Systech International Ltd.(a)(b)	2,782,000	161,752
Stella International Holdings Ltd.(a)	267,500	531,592
Texwinca Holdings Ltd.(a)	1,498,000	165,851
United Laboratories International Holdings Ltd. (The)(a)	428,000	802,308
Valuetronics Holdings Ltd.(a)	605,800	360,999
VSTECS Holdings Ltd.(a)	214,000	247,665
VTech Holdings Ltd.	85,600	634,292
		9,177,061
Ireland — 0.7%
Bank of Ireland Group PLC	161,998	2,172,388
Cairn Homes PLC	55,533	138,156
Glanbia PLC	14,659	212,993
Glenveagh Properties PLC(b)(c)	117,868	251,397
		2,774,934
Israel — 1.3%
Africa Israel Residences Ltd.	2,224	179,178
Alarum Technologies Ltd.(a)(b)	152,076	186,105
Altshuler Shaham Finance Ltd.	37,888	68,833
Ashdod Refinery Ltd.(a)(b)	21,270	365,874
Delek Automotive Systems Ltd.	54,356	424,991
Electra Consumer Products 1970 Ltd.	3,183	126,307
Equital Ltd.(b)	2	71
G City Ltd.	107,696	385,817
Ilex Medical Ltd.	2,757	48,974
Malam-Team Holding Ltd.(b)	963	57,626
Migdal Insurance & Financial Holdings Ltd.	147,604	450,466
Naphtha Israel Petroleum Corp. Ltd.(a)	24,256	182,648
Oil Refineries Ltd.	674,186	176,368
Partner Communications Co. Ltd.	21,721	200,039
Paz Retail & Energy Ltd.	2,862	529,185
Property & Building Corp. Ltd.	4,780	483,585
Retailors Ltd.	24,396	507,548
Tamar Petroleum Ltd.(c)	14,338	171,300
Tel Aviv Stock Exchange Ltd.	36,077	681,066
Telsys Ltd.	2,224	140,088
		5,366,069
Italy — 3.2%
A2A SpA	518,522	1,263,509
ACEA SpA	50,290	1,116,050
Banca Generali SpA	7,017	391,915
Banca Monte dei Paschi di Siena SpA	139,849	1,190,593
Banca Popolare di Sondrio SpA	27,713	379,478
BFF Bank SpA(b)(c)	12,235	145,256
Buzzi SpA	839	43,812
Cembre SpA	6,099	414,131
Credito Emiliano SpA	7,704	116,781
d'Amico International Shipping SA	74,579	307,346
Danieli & C Officine Meccaniche SpA	4,601	197,714
DBA Group SpA	10,714	51,020
De' Longhi SpA	7,229	237,100
Enav SpA(c)	119,734	525,277
ERG SpA	7,548	163,523
Esprinet SpA	7,336	34,853
Eviso SpA	11,556	119,900
Security	Shares	Value
Italy (continued)
Hera SpA	110,745	$473,873
Immobiliare Grande Distribuzione SIIQ SpA	46,820	175,752
Iren SpA	128,875	369,055
Italgas SpA	63,113	523,672
Iveco Group NV	40,553	838,224
Maire SpA	5,778	80,259
MFE-MediaForEurope NV, Class B	89,392	401,717
Moltiply Group SpA	6,910	341,287
OVS SpA(c)	132,573	548,808
Piaggio & C SpA	216,033	466,352
Pirelli & C SpA(c)	16,865	113,693
RAI Way SpA(c)	29,960	200,010
Reply SpA	2,354	368,716
Safilo Group SpA(b)	70,727	87,772
Saipem SpA	27,071	72,362
Sanlorenzo SpA/Ameglia	4,708	158,674
Sesa SpA	732	55,121
SOL SpA	8,132	434,315
Technogym SpA(c)	14,151	218,339
Telecom Italia SpA/Milano(b)	1,470,715	675,841
		13,302,100
Japan — 24.8%
77 Bank Ltd. (The)	32,100	1,108,788
A&D HOLON Holdings Co. Ltd.	21,400	284,396
Abalance Corp.(a)	10,700	56,016
Adastria Co. Ltd.	13,500	268,102
ADEKA Corp.	21,400	422,335
Ahresty Corp.	10,700	56,477
Aichi Corp.	74,900	638,957
Aizawa Securities Group Co. Ltd.	21,400	183,977
Alpen Co. Ltd.	10,700	170,862
Amano Corp.	21,400	597,140
Ambition Dx Holdings Co. Ltd.	10,700	167,566
Amiya Corp.(a)(b)	21,400	462,304
Amiyaki Tei Co. Ltd.	32,100	323,992
Aoyama Trading Co. Ltd.	22,100	335,244
Arata Corp.	10,700	228,159
ARE Holdings Inc.	10,700	126,126
Artience Co. Ltd.	15,200	321,876
Artner Co. Ltd.(a)	21,400	267,379
Asahi Yukizai Corp.	24,500	701,456
ASIRO Inc.	10,700	140,985
Aska Pharmaceutical Holdings Co. Ltd.	10,700	174,815
ASKUL Corp.	21,400	213,739
BASE Inc.(a)(b)	117,700	310,635
Billing System Corp.	10,700	77,413
BML Inc.	5,200	120,762
Business Engineering Corp.	3,300	111,748
Careerlink Co. Ltd.	10,700	159,299
Ceres Inc/Japan	1,400	22,150
Chugoku Marine Paints Ltd.	42,800	879,127
Citizen Watch Co. Ltd.	21,400	128,451
CKD Corp.	10,700	191,030
Cosel Co. Ltd.	32,100	248,101
Cybozu Inc.	10,700	282,172
Daicel Corp.	53,500	460,211
Daido Steel Co. Ltd.	10,700	82,395
Daidoh Ltd.	35,000	228,553
Daihen Corp.	2,400	113,323
Daiwa Industries Ltd.	34,400	382,382
Daiwa Securities Living Investments Corp.	321	217,490
Daiwabo Holdings Co. Ltd.	10,700	196,769
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
DD GROUP Co. Ltd.(a)(b)	10,700	$119,535
DeNA Co. Ltd.	4,000	62,338
Dentsu Soken Inc.	21,400	939,954
Dexerials Corp.	32,100	464,090
Digital Arts Inc.	4,600	243,181
Dip Corp.	1,900	30,754
DMG Mori Co. Ltd.	21,400	494,494
Dowa Holdings Co. Ltd.	900	29,391
DTS Corp.	32,100	1,065,012
en Japan Inc.	10,700	124,226
Endo Lighting Corp.	21,400	338,173
Enplas Corp.	10,700	372,967
Eternal Hospitality Group Co. Ltd.(a)	16,400	331,054
EUCALIA Inc.(b)	10,700	68,053
Financial Products Group Co. Ltd.	53,500	858,979
Food & Life Companies Ltd.	10,700	538,921
For Startups Inc.(b)	6,000	60,788
Freee KK(a)(b)	10,700	287,599
Frontier Real Estate Investment Corp.	321	183,095
Fuji Oil Co. Ltd.	32,100	70,996
Fujimi Inc.	10,700	159,555
Fujitec Co. Ltd.	4,600	170,272
Fukuda Denshi Co. Ltd.	4,200	195,479
Fullcast Holdings Co. Ltd.	10,700	118,021
Furukawa Electric Co. Ltd.	10,700	646,298
Furuno Electric Co. Ltd.	10,700	308,623
Fuyo General Lease Co. Ltd.	32,100	867,103
G-7 Holdings Inc.	10,700	92,745
Genki Global Dining Concepts Corp.	10,700	245,929
Geo Holdings Corp.	32,100	348,971
Global One Real Estate Investment Corp.	130	122,915
GMO Financial Holdings Inc.	21,400	118,445
GMO GlobalSign Holdings KK	10,700	162,301
GMO internet group Inc.	22,000	563,582
GMO Internet Inc.(a)	10,700	106,592
Gree Inc.	10,700	34,982
GungHo Online Entertainment Inc.	4,500	86,147
Gunma Bank Ltd. (The)	71,100	665,775
Gurunavi Inc.(b)	32,100	54,817
H.U. Group Holdings Inc.	5,400	116,031
H2O Retailing Corp.	10,700	141,390
Hachijuni Bank Ltd. (The)	119,000	1,070,601
Hakuto Co. Ltd.	1,100	27,696
Hanwa Co. Ltd.	3,400	136,967
Heiwa Real Estate Co. Ltd.	27,800	407,021
Hibino Corp.	10,700	166,931
Hibiya Engineering Ltd.	4,000	108,840
Hioki EE Corp	3,800	140,347
Hokkaido Electric Power Co. Inc.	32,100	192,293
Hokko Chemical Industry Co. Ltd.	10,700	105,748
Hokuetsu Corp.(a)	24,800	166,887
Hokuhoku Financial Group Inc.	32,100	678,030
Hosiden Corp.	10,700	166,342
Ichibanya Co. Ltd.	10,700	69,111
Ichinen Holdings Co. Ltd.	10,700	121,887
Idec Corp./Japan	5,200	78,388
I'll Inc.	10,700	198,790
Inabata & Co. Ltd.	21,400	464,306
Insource Co. Ltd.	53,500	322,913
Intermestic Inc.(a)	21,400	272,864
Ise Chemicals Corp.(a)	700	126,631
Iseki & Co. Ltd.	32,100	298,042
Security	Shares	Value
Japan (continued)
Itochu-Shokuhin Co. Ltd.	11,300	$758,792
Itoki Corp.	50,500	772,876
JAFCO Group Co. Ltd.	32,100	527,484
Japan Communications Inc.(b)	137,200	145,868
Japan Investment Adviser Co. Ltd.	32,100	390,702
Japan Logistics Fund Inc.	321	199,254
Japan Petroleum Exploration Co. Ltd.	85,600	621,684
Japan PropTech Co. Ltd.	10,700	56,186
Japan Pulp & Paper Co. Ltd.	141,800	615,004
Japan Securities Finance Co. Ltd.	42,800	517,979
JCU Corp.	10,700	251,678
Jeol Ltd.	900	25,748
JP-Holdings Inc.	77,300	277,029
Juki Corp.(b)	64,200	169,821
Justsystems Corp.	10,700	269,459
JVCKenwood Corp.	85,600	676,918
Kagome Co. Ltd.	10,700	204,466
Kamei Corp.	53,500	906,140
Kanadevia Corp.	35,000	236,220
Kappa Create Co. Ltd.	21,400	214,762
Keihanshin Building Co. Ltd.	56,500	583,208
Kissei Pharmaceutical Co. Ltd.	3,500	103,116
Kitz Corp.	86,800	728,057
Kokuyo Co. Ltd.	128,400	756,502
Komehyo Holdings Co. Ltd.	1,500	29,016
Komori Corp.	21,400	206,032
Konishi Co. Ltd.	33,900	272,889
Koshidaka Holdings Co. Ltd.	15,000	135,525
Kotobuki Spirits Co. Ltd.	44,000	587,120
KPP Group Holdings Co. Ltd.	109,300	561,710
kubell Co. Ltd.(b)	53,500	181,775
Kurabo Industries Ltd.	21,400	1,135,765
Kyorin Pharmaceutical Co. Ltd.	21,400	215,043
Kyudenko Corp.	3,800	162,356
Kyushu Financial Group Inc.	53,500	273,216
LaSalle Logiport REIT	856	814,731
Life Corp.	55,700	890,218
Macnica Holdings Inc.	12,500	163,254
Mani Inc.	10,700	90,105
Maruchiyo Yamaokaya Corp.(a)	10,700	437,594
Maruichi Steel Tube Ltd.	21,400	517,353
Maruwa Co. Ltd./Aichi	1,600	482,268
Maruzen Showa Unyu Co. Ltd.	10,700	509,988
Max Co. Ltd.	13,600	455,633
MEITEC Group Holdings Inc.	24,800	518,757
Metaplanet Inc.(b)	42,800	316,613
Micronics Japan Co. Ltd.	13,300	484,560
Microwave Chemical Co. Ltd.(a)(b)	32,100	115,294
MIMAKI ENGINEERING Co. Ltd.	21,400	308,607
Mitsubishi Logistics Corp.	32,200	275,258
Mitsubishi Paper Mills Ltd.	42,800	189,168
Mitsui DM Sugar Co. Ltd.	4,000	81,959
Mitsui High-Tec Inc.	10,700	53,759
Mitsui Matsushima Holdings Co. Ltd.	14,400	552,486
Mitsui Mining & Smelting Co. Ltd.	10,700	452,564
Mizuho Leasing Co. Ltd.	10,700	82,187
Mizuho Medy Co. Ltd.	21,400	201,129
Mizuno Corp.	21,400	389,825
Mochida Pharmaceutical Co. Ltd.	6,000	122,544
Modec Inc.	10,700	455,881
Monex Group Inc.	85,600	444,717
Monogatari Corp. (The)	13,900	360,772
Schedule of Investments
22

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mori Hills REIT Investment Corp.	107	$96,700
Mori Trust REIT Inc.	1,926	937,171
Morinaga & Co. Ltd./Japan	21,400	341,606
Moriroku Holdings Co. Ltd.	10,700	171,567
MOS Food Services Inc.	11,300	286,310
MTI Ltd.	10,700	65,677
Mugen Estate Co. Ltd.	32,100	415,866
m-up Holdings Inc.	53,500	745,615
Nagano Keiki Co. Ltd.	10,700	147,913
Nagase & Co. Ltd.	36,400	717,359
Nakanishi Inc.	10,700	137,734
Netstars Co. Ltd.(a)(b)	32,100	196,630
Nichias Corp.	10,700	409,386
Nihon Kohden Corp.	21,400	235,369
Nihon Parkerizing Co. Ltd.	21,400	195,213
Nippon Gas Co. Ltd.	42,800	778,598
Nippon REIT Investment Corp.	1,214	759,971
Nishi-Nippon Financial Holdings Inc.	76,600	1,209,948
Nisshin Oillio Group Ltd. (The)	3,300	112,205
Nisshinbo Holdings Inc.	10,700	67,988
Nissui Corp.	96,300	562,225
Nittetsu Mining Co. Ltd.	11,800	579,642
Nitto Kogyo Corp.	10,700	236,434
Nomura Co. Ltd.	42,800	260,397
Nomura Micro Science Co. Ltd.	21,400	385,987
North Pacific Bank Ltd.	64,200	276,241
NSD Co. Ltd.	45,900	1,097,841
Obara Group Inc.	4,700	120,310
Ohsho Food Service Corp.	5,900	145,972
Okamoto Machine Tool Works Ltd.	10,700	347,540
Okamura Corp.	2,300	36,254
Okasan Securities Group Inc.	74,900	324,037
Okumura Corp.	10,700	316,059
Okuwa Co. Ltd.	10,700	66,101
Onward Holdings Co. Ltd.	85,600	348,336
Organo Corp.	12,000	739,386
Osaka Steel Co. Ltd.	10,700	181,111
OSAKA Titanium Technologies Co. Ltd.	10,700	116,983
Oyo Corp.	21,400	444,074
PAL GROUP Holdings Co. Ltd.	32,100	1,050,309
PeptiDream Inc.(b)	10,700	118,572
Pharma Foods International Co. Ltd.	53,500	312,749
PHC Holdings Corp.	10,700	65,574
PILLAR Corp.	10,700	274,056
Plaid Inc.(b)	32,100	243,663
Premier Anti-Aging Co. Ltd.(a)(b)	10,700	61,018
Press Kogyo Co. Ltd.	85,600	338,524
PROGRIT Inc.(a)	10,700	78,068
Property Data Bank Inc.	8,800	57,653
Quick Co. Ltd.	21,400	331,377
Rasa Industries Ltd.	21,400	601,518
Relo Group Inc.	53,500	614,351
Rigaku Holdings Corp.	53,500	273,043
Riken Technos Corp.	89,000	685,509
Riken Vitamin Co. Ltd.	21,400	408,376
Riso Kagaku Corp.	21,400	165,099
Round One Corp.	34,800	357,366
Royal Holdings Co. Ltd.(a)	5,300	93,561
Sac's Bar Holdings Inc.	13,600	73,267
Saibu Gas Holdings Co. Ltd.	32,100	393,751
Saizeriya Co. Ltd.	21,400	750,755
Sanki Engineering Co. Ltd.	53,500	1,574,114
Security	Shares	Value
Japan (continued)
Sansan Inc.(b)	32,100	$406,158
Sansei Technologies Inc.	23,400	273,621
Sansha Electric Manufacturing Co. Ltd.	10,700	60,530
Santec Holdings Corp.	10,700	418,636
Sanyo Denki Co. Ltd.	2,200	136,413
Seikoh Giken Co. Ltd.	10,700	433,679
Senshu Electric Co. Ltd.	25,200	711,787
Sharingtechnology Inc.	42,800	343,022
Shibaura Machine Co. Ltd.	3,800	97,804
Shibaura Mechatronics Corp.	12,400	872,644
Shibuya Corp.	2,800	67,331
Shikoku Kasei Holdings Corp.	11,600	160,538
Shin Nippon Biomedical Laboratories Ltd.(a)	21,400	197,025
Shinmaywa Industries Ltd.	10,700	129,143
SHO-BOND Holdings Co. Ltd.	5,000	159,650
Shofu Inc.	10,700	143,945
SIGMAXYZ Holdings Inc.	21,400	170,395
Softfront Holdings KK(b)	53,500	40,668
Software Service Inc.	2,500	225,005
Solasia Pharma KK(a)(b)	428,000	125,442
Soliton Systems KK	21,400	194,623
St. Marc Holdings Co. Ltd.	10,700	170,144
Star Mica Holdings Co. Ltd.	32,100	212,049
Star Micronics Co. Ltd.	21,400	246,097
Stella Pharma Corp.(a)(b)	53,500	153,715
Sumiseki Holdings Inc.	53,500	220,918
Sumitomo Bakelite Co. Ltd.	5,200	150,795
Sumitomo Pharma Co. Ltd.(b)	10,700	92,058
Sun Corp.	10,700	410,553
SWCC Corp.	2,200	131,703
Systena Corp.	53,500	141,720
Taihei Dengyo Kaisha Ltd.	10,700	460,033
Takara Holdings Inc.	23,100	194,460
Takara Standard Co. Ltd.	10,700	182,948
Tama Home Co. Ltd.	21,400	504,692
Tamron Co. Ltd.	22,800	137,012
TDC Soft Inc.	32,100	278,933
Teikoku Electric Manufacturing Co. Ltd.	32,100	719,260
Terasaki Electric Co. Ltd.	21,400	542,986
Toagosei Co. Ltd.	10,700	104,888
TOC Co. Ltd.	64,200	311,024
Tocalo Co. Ltd.	21,400	286,358
Toho Co. Ltd./Kobe	10,700	230,798
Toho Gas Co. Ltd.	53,500	1,493,944
Toho Zinc Co. Ltd.(a)(b)	32,100	150,335
Tokyo Keiki Inc.	10,700	291,740
Tokyo Kiraboshi Financial Group Inc.	4,000	172,462
Tokyo Seimitsu Co. Ltd.	5,000	311,048
Tokyu REIT Inc.	1,284	1,669,587
Tomoe Engineering Co. Ltd.	10,700	112,709
Tomoku Co. Ltd.	21,400	465,955
Tomy Co. Ltd.	24,200	511,414
Toshiba TEC Corp.	1,500	29,987
Towa Corp.	3,000	37,255
Toyo Engineering Corp.	42,800	385,050
Toyo Tanso Co. Ltd.	3,000	96,303
Toyokumo Inc.	10,700	241,583
Transaction Media Networks Inc.(a)(b)	53,500	173,487
tripla Co. Ltd.(b)	10,700	154,516
TSI Holdings Co. Ltd.	96,300	673,581
Tsubakimoto Chain Co.	10,700	150,183
Tsuburaya Fields Holdings Inc.	21,400	325,733
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tsugami Corp.	21,400	$294,726
TWOSTONE&Sons(a)	42,800	249,796
Uchida Yoko Co. Ltd.	10,700	732,244
Ulvac Inc.	10,700	393,032
U-Next Holdings Co. Ltd.	21,400	287,789
Unite and Grow Inc.	10,700	45,282
United Arrows Ltd.	21,400	310,565
Ushio Inc.	12,000	147,192
VisasQ Inc.(b)	10,700	53,874
Visional Inc.(b)	13,500	1,055,234
Vital KSK Holdings Inc.	13,600	114,419
Wacom Co. Ltd.	64,200	276,431
Wakita & Co. Ltd.	10,700	124,752
Wellnet Corp.(a)	10,700	51,353
Yamaguchi Financial Group Inc.	64,200	726,666
Yamaichi Electronics Co. Ltd.	10,700	203,827
Yodogawa Steel Works Ltd.	30,300	233,231
Yonex Co. Ltd.	32,100	630,298
Yoshinoya Holdings Co. Ltd.	10,700	231,907
Yurtec Corp.	74,900	1,226,107
ZERIA Pharmaceutical Co. Ltd.	10,700	147,637
		102,100,000
Jersey — 0.1%
Coinshares International Ltd.	46,652	512,605
Netherlands — 3.0%
Aalberts NV	6,206	198,358
ABN AMRO Bank NV, CVA(c)	117,058	3,383,963
Allfunds Group PLC	15,087	104,465
Arcadis NV	3,317	165,544
ASR Nederland NV	24,931	1,656,014
BE Semiconductor Industries NV	10,250	1,384,895
Corbion NV	4,746	90,069
CTP NV(c)	34,272	726,861
Eurocommercial Properties NV	6,375	194,584
Flow Traders Ltd.	6,804	203,793
Fugro NV	3,210	46,015
IMCD NV	3,210	351,850
InPost SA(b)	29,853	428,769
Koninklijke BAM Groep NV	100,987	881,641
NSI NV	11,593	284,638
OCI NV	25,573	213,008
PostNL NV(a)	63,665	69,421
Signify NV(c)	42,693	1,021,327
TKH Group NV	3,745	154,044
TomTom NV(a)(b)	43,838	263,932
Van Lanschot Kempen NV	4,459	290,439
		12,113,630
New Zealand — 0.8%
Argosy Property Ltd.(a)	255,842	173,324
Genesis Energy Ltd.(a)	114,192	160,104
Goodman Property Trust	1,070,642	1,267,737
Kiwi Property Group Ltd.	1,588,094	910,531
KMD Brands Ltd.(a)(b)	360,055	53,846
Precinct Properties Group(a)	91,735	68,092
SKY Network Television Ltd.(a)	159,537	290,408
SKYCITY Entertainment Group Ltd.(b)	93,518	56,170
Warehouse Group Ltd. (The)(a)(b)	165,850	80,116
		3,060,328
Norway — 1.4%
Aker Solutions ASA	81,213	240,204
Security	Shares	Value
Norway (continued)
Atea ASA	33,491	$462,584
BW LPG Ltd.(a)(c)	26,322	349,917
BW Offshore Ltd.	29,474	99,637
Cambi ASA	143,594	305,558
DNO ASA	346,787	473,572
Elmera Group ASA(c)	51,719	170,334
Elopak ASA	23,936	116,222
Europris ASA(c)	5,952	55,754
Hoegh Autoliners ASA	20,223	203,223
Kid ASA(a)(c)	26,173	371,126
LINK Mobility Group Holding ASA(b)	79,532	254,242
Norconsult Norge A/S	89,880	377,300
Norske Skog ASA(a)(b)(c)	29,746	67,158
Odfjell SE, Class B, NVS	8,827	106,211
OKEA ASA(b)	124,762	210,412
Opera Ltd., ADR	17,120	283,678
Petronor E&P ASA	157,825	163,622
Rana Gruber ASA, Class A	65,805	456,824
Reach Subsea ASA	96,407	73,666
Selvaag Bolig ASA	59,813	213,477
SpareBank 1 SMN	20,865	387,699
Veidekke ASA	6,910	109,824
Xplora Technologies AS(a)(b)	73,295	340,845
		5,893,089
Portugal — 0.5%
Banco Comercial Portugues SA, Class R	418,584	343,718
CTT-Correios de Portugal SA	90,736	764,675
REN - Redes Energeticas Nacionais SGPS SA	180,723	613,284
Semapa-Sociedade de Investimento e Gestao	21,186	414,885
		2,136,562
Singapore — 1.6%
CDL Hospitality Trusts	307,600	188,882
Centurion Corp. Ltd.	435,400	571,638
CNMC Goldmine Holdings Ltd.	535,000	203,236
ComfortDelGro Corp. Ltd.	115,900	136,255
Delfi Ltd.	353,100	227,773
Digital Core REIT Management Pte. Ltd.	278,200	145,493
Far East Hospitality Trust	470,800	217,125
Food Empire Holdings Ltd.	321,000	580,984
Golden Agri-Resources Ltd.	3,317,000	649,316
Hong Leong Asia Ltd.	74,900	94,389
iFAST Corp. Ltd.	21,400	148,895
Keppel Infrastructure Trust(a)	563,200	190,439
NetLink NBN Trust	1,031,800	711,230
Parkway Life REIT	385,200	1,193,221
Riverstone Holdings Ltd.(a)	318,300	172,641
Samudera Shipping Line Ltd.	64,200	51,279
Sasseur REIT(a)	679,900	352,757
Sheng Siong Group Ltd.	115,900	187,096
Straits Trading Co. Ltd.	149,800	185,630
Tuan Sing Holdings Ltd.(a)	246,100	53,717
Yanlord Land Group Ltd.(b)	286,300	126,981
		6,388,977
Spain — 3.0%
Acciona SA	6,378	1,223,267
Acerinox SA	121,980	1,407,588
Atresmedia Corp. de Medios de Comunicacion SA	57,566	325,314
Banco de Sabadell SA	988,145	3,647,145
Bankinter SA	83,567	1,192,854
eDreams ODIGEO SA(b)	15,110	143,013
Energia Innovacion y Desarrollo Fotovoltaico SA(b)	10,165	23,433
Schedule of Investments
24

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Fluidra SA	6,271	$156,403
Gestamp Automocion SA(c)	58,640	220,428
Grifols SA(b)	10,807	161,026
Indra Sistemas SA(a)	15,643	647,996
Inmobiliaria Colonial SOCIMI SA	16,079	106,482
Logista Integral SA	5,952	188,384
Merlin Properties SOCIMI SA	53,286	737,800
Metrovacesa SA(a)(c)	27,820	317,482
Neinor Homes SA(c)	11,170	217,108
Pharma Mar SA	1,691	154,138
Prosegur Cia. de Seguridad SA	51,293	151,901
Puig Brands SA, Class B	37,343	694,011
Sacyr SA	35,631	145,900
Tubacex SA	57,258	238,494
Unicaja Banco SA(c)	99,082	260,328
		12,360,495
Sweden — 3.6%
Clavister AB(b)	79,715	43,712
AcadeMedia AB(c)	7,762	71,075
Alleima AB	45,651	322,614
Arjo AB, Class B	77,585	270,366
Asmodee Group AB, Class B(b)	4,815	60,638
Atrium Ljungberg AB, Class B	36,190	117,052
Betsson AB, Class B	81,748	1,384,187
Bilia AB, Class A	60,758	713,864
BioGaia AB, Class B	24,182	241,960
Bonava AB, Class B(b)	421,495	493,810
BoneSupport Holding AB(b)(c)	20,972	708,261
Bravida Holding AB(c)	10,318	96,824
Bulten AB	19,367	116,497
Byggmax Group AB	12,022	71,405
Careium AB(b)	37,771	114,209
Cheffelo AB	19,046	97,086
Clas Ohlson AB, Class B	48,257	1,679,079
Corem Property Group AB, Class D	9,416	227,791
Diamyd Medical AB(b)	47,294	52,467
Electrolux Professional AB, Class B	28,248	191,937
Elekta AB, Class B	34,882	172,007
Heba Fastighets AB, Class B	158,574	500,481
Investment AB Oresund	37,036	479,017
Inwido AB	27,554	512,313
I-Tech AB	16,602	194,185
JM AB	8,081	115,801
Lindab International AB	12,235	257,162
Loomis AB, Class B	14,766	583,837
Net Insight AB, Class B(b)	423,185	174,934
New Wave Group AB, Class B	17,548	210,154
Nobia AB(b)	761,305	351,005
Nyfosa AB	51,788	448,966
Peab AB, Class B	10,638	80,004
Ratos AB, Class B	11,808	41,801
RaySearch Laboratories AB	30,388	1,041,490
Samhallsbyggnadsbolaget i Norden AB(a)	732,950	367,490
Scandic Hotels Group AB(c)	86,520	717,455
SkiStar AB	5,206	82,127
Train Alliance AB	41,302	75,944
Truecaller AB, Class B	4,708	23,518
Vitrolife AB	8,667	127,361
Volati AB	8,933	98,554
Wallenstam AB, Class B	8,560	38,796
Wihlborgs Fastigheter AB	52,644	517,336
Security	Shares	Value
Sweden (continued)
Zinzino AB, Class B(a)	12,519	$295,965
		14,582,537
Switzerland — 6.6%
Accelleron Industries AG	27,285	2,485,168
Adecco Group AG, Registered	24,931	785,031
ams-OSRAM AG(b)	12,626	166,421
Aryzta AG(b)	3,723	349,415
Ascom Holding AG, Registered	11,021	55,657
Avolta AG, Registered	946	49,176
Banque Cantonale Vaudoise, Registered	9,630	1,114,425
Belimo Holding AG, Registered	535	622,594
BKW AG	3,183	710,676
Bucher Industries AG, Registered	1,526	720,651
Burckhardt Compression Holding AG	236	210,180
Cembra Money Bank AG	1,797	201,678
Clariant AG, Registered	35,524	364,581
Comet Holding AG, Registered	428	107,762
dormakaba Holding AG	428	413,159
Dottikon Es Holding AG(b)	790	307,112
Emmi AG, Registered	107	97,397
Flughafen Zurich AG, Registered	535	150,783
Forbo Holding AG, Registered	214	202,982
Galenica AG(c)	11,770	1,249,146
Georg Fischer AG	4,993	390,596
Helvetia Holding AG, Registered	7,062	1,698,280
Implenia AG, Registered	9,095	612,179
Inficon Holding AG	5,671	682,369
Interroll Holding AG, Registered	107	301,309
Kuros Biosciences AG(b)	8,988	330,052
Landis+Gyr Group AG	4,066	332,006
Logitech International SA, Registered	22,256	2,063,729
Mobimo Holding AG, Registered	321	125,721
Orior AG(a)(b)	10,875	163,791
PSP Swiss Property AG, Registered	6,527	1,107,399
R&S Group Holding AG	5,029	229,686
Schweiter Technologies AG	107	49,389
SFS Group AG	1,265	163,471
Siegfried Holding AG	2,140	239,265
SIG Group AG	24,289	392,966
SKAN Group AG	1,372	125,825
Sulzer AG, Registered	2,123	408,488
Swiss Prime Site AG, Registered	5,206	720,035
Swissquote Group Holding SA, Registered	4,815	3,199,305
Tecan Group AG, Registered	2,247	444,887
Temenos AG, Registered	7,490	669,940
VAT Group AG(c)	3,959	1,386,397
Vontobel Holding AG, Registered	6,206	452,504
VZ Holding AG	214	45,293
Zehnder Group AG, Registered	6,741	593,924
		27,292,800
United Kingdom — 13.4%
4imprint Group PLC	7,811	369,981
Aberdeen Group PLC	450,149	1,187,824
AG Barr PLC	6,313	57,349
Airtel Africa PLC(c)	213,090	573,632
AJ Bell PLC	85,172	603,236
Ashmore Group PLC	51,253	118,317
B&M European Value Retail SA	115,239	340,632
Babcock International Group PLC	25,359	347,680
Baltic Classifieds Group PLC	185,217	875,692
Beazley PLC	53,714	632,897
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Bellway PLC	19,795	$647,850
Big Yellow Group PLC	4,173	51,452
Bloomsbury Publishing PLC	63,986	403,629
Bodycote PLC	5,100	42,870
Bridgepoint Group PLC(c)	101,864	440,978
British Land Co. PLC (The)	316,720	1,455,624
Burberry Group PLC(b)	51,146	867,584
Bytes Technology Group PLC	75,542	364,498
Capricorn Energy PLC(b)	101,115	302,462
Carnival PLC(b)	25,573	695,866
Chemring Group PLC	99,617	721,436
Clarkson PLC	3,531	160,782
Cohort PLC	1,926	37,020
Computacenter PLC	33,170	1,002,504
ConvaTec Group PLC(c)	237,754	732,526
Currys PLC(b)	466,666	695,805
DCC PLC	1,905	119,312
Deliveroo PLC(b)(c)	261,439	611,091
Derwent London PLC	5,848	149,057
DFS Furniture PLC(b)	136,388	287,562
Diploma PLC	15,515	1,098,306
Domino's Pizza Group PLC	301,633	954,789
Dowlais Group PLC	147,981	136,728
Drax Group PLC	83,139	776,480
Dunelm Group PLC	32,350	518,939
EKF Diagnostics Holdings PLC(a)(b)	439,235	179,823
Evoke PLC(b)	90,457	84,172
FDM Group Holdings PLC	104,432	167,433
Ferrexpo PLC(b)	272,372	165,596
Firstgroup PLC	472,833	1,401,259
Frasers Group PLC(b)	42,240	382,441
Frontier Developments PLC(b)	51,253	249,678
Galliford Try Holdings PLC	22,470	129,618
Games Workshop Group PLC	3,822	818,910
Genuit Group PLC	12,448	63,939
Genus PLC	5,739	187,957
Gooch & Housego PLC	6,420	51,275
Grafton Group PLC	31,800	372,802
Grainger PLC	29,049	78,536
Great Portland Estates PLC	47,294	212,048
Greencore Group PLC	59,599	202,283
Greggs PLC	31,244	649,703
Halfords Group PLC	228,593	433,419
Hammerson PLC	107,000	418,124
Helical PLC	195,061	582,587
Hill & Smith PLC	18,725	503,978
Hiscox Ltd.	9,888	168,346
Hochschild Mining PLC	89,924	330,477
Howden Joinery Group PLC	54,891	635,449
Hunting PLC	22,907	95,294
IG Group Holdings PLC	47,508	707,433
IMI PLC	4,247	124,076
Immunocore Holdings PLC(a)(b)	11,556	378,690
Inchcape PLC	131,075	1,213,080
International Workplace Group PLC	32,883	95,943
Investec PLC	155,899	1,156,061
JD Sports Fashion PLC	288,151	323,446
JET2 PLC	15,301	327,737
Johnson Matthey PLC	11,383	265,233
Just Group PLC	80,982	225,662
Kainos Group PLC	43,549	424,923
Keller Group PLC	28,569	499,000
Security	Shares	Value
United Kingdom (continued)
Kingfisher PLC	125,146	$444,995
Land Securities Group PLC	164,780	1,253,142
Lion Finance Group PLC	9,095	911,812
Man Group PLC/Jersey	459,779	998,522
Marston's PLC(b)	93,863	53,060
MONY Group PLC	247,745	655,480
Moonpig Group PLC	17,347	49,026
Morgan Sindall Group PLC	13,375	811,450
Odfjell Technology Ltd.	38,306	184,413
OSB Group PLC	85,665	626,617
Oxford Instruments PLC	12,412	297,677
Pagegroup PLC	47,294	165,423
Paragon Banking Group PLC	116,416	1,388,316
PayPoint PLC	20,865	199,549
Pets at Home Group PLC	147,018	442,852
Picton Property Income Ltd.	157,532	163,315
Playtech PLC	53,607	281,768
Plus500 Ltd.	17,135	760,479
PureTech Health PLC(b)	58,957	111,342
QinetiQ Group PLC	69,278	454,193
Quilter PLC(c)	285,262	637,429
Renishaw PLC	1,391	54,651
Renold PLC	104,714	111,186
Rightmove PLC	109,675	1,183,556
RS Group PLC	60,348	444,098
Savills PLC	33,096	427,904
Serco Group PLC	24,895	68,597
Shaftesbury Capital PLC	453,680	945,415
Softcat PLC	37,129	798,567
Spectris PLC	12,129	636,890
Spire Healthcare Group PLC(c)	68,480	196,073
SSP Group PLC	69,703	156,645
St. James's Place PLC	1,498	25,782
SThree PLC	53,928	150,409
TBC Bank Group PLC	10,700	683,932
Telecom Plus PLC	27,499	669,960
TheWorks.co.uk PLC(b)	42,586	32,901
Trainline PLC(b)(c)	83,888	301,233
Trustpilot Group PLC(b)(c)	224,969	741,923
TUI AG(b)	103,790	936,398
Tullow Oil PLC(b)	230,296	43,492
Veritex Holdings Inc., ADR(b)	1,391	146,180
Vesuvius PLC	19,902	93,675
Weir Group PLC (The)	24,182	849,535
WH Smith PLC	8,827	119,150
Wickes Group PLC	310,086	907,076
Workspace Group PLC	48,972	257,083
XPS Pensions Group PLC	70,620	345,078
		54,907,070
United States — 0.1%
Gran Tierra Energy Inc.(b)	22,256	99,747
Primo Brands Corp., Class A	9,253	255,476
		355,223
Total Common Stocks — 98.6% (Cost: $347,089,474)		405,342,027
Preferred Stocks
Germany — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	5,206	415,376
Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
FUCHS SE, Preference Shares, NVS	11,596	$530,636
Jungheinrich AG, Preference Shares, NVS	10,425	399,675
KSB SE & Co. KGaA, Preference Shares, NVS	214	228,498
Porsche Automobil Holding SE, Preference Shares, NVS	4,494	180,362
STO SE & Co. KGaA, Preference Shares, NVS	5,397	768,405
		2,522,952
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	7,762	252,357
Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	30,689	328,713
Sweden — 0.0%
Tingsvalvet Fastighets AB, Preference Shares, NVS	1,265	46,779
Total Preferred Stocks — 0.8% (Cost: $2,792,270)		3,150,801
Rights
Hong Kong — 0.0%
Future Machine Ltd., (Expires 09/01/25, Strike Price HKD 0.28)	210,000	19,796
Total Rights — 0.0% (Cost: $41,432)		19,796
Total Long-Term Investments — 99.4% (Cost: $349,923,176)		408,512,624
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	15,138,718	$15,144,774
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	50,000	50,000
Total Short-Term Securities — 3.7% (Cost: $15,192,117)		15,194,774
Total Investments — 103.1% (Cost: $365,115,293)		423,707,398
Liabilities in Excess of Other Assets — (3.1)%		(12,690,318)
Net Assets — 100.0%		$411,017,080

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,189,522	$—	$(8,048,887)(a)	$5,420	$(1,281)	$15,144,774	15,138,718	$386,688 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	—	(60,000)(a)	—	—	50,000	50,000	10,123	—
				$5,420	$(1,281)	$15,194,774		$396,811	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	30	09/11/25	$588	$22,132
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Mini S&P/TSE 60 Index	9	09/18/25	$528	$1,552
STOXX Europe 600 Index	40	09/19/25	1,251	4,017
				$27,701
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$27,701	$—	$—	$—	$27,701

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$304,401	$—	$—	$—	$304,401
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$17,893	$—	$—	$—	$17,893
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,565,101
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$65,292,705	$340,049,322	$—	$405,342,027
Preferred Stocks	46,779	3,104,022	—	3,150,801
Rights	—	19,796	—	19,796
Short-Term Securities
Money Market Funds	15,194,774	—	—	15,194,774
	$80,534,258	$343,173,140	$—	$423,707,398
Schedule of Investments
28

Schedule of Investments (continued)
July 31, 2025
iShares® International Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,569	$22,132	$—	$27,701

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.7%
Brambles Ltd.	1,346,427	$20,599,582
Cochlear Ltd.	41,639	8,500,726
Coles Group Ltd.	1,540,506	20,510,244
Commonwealth Bank of Australia	31,836	3,614,326
CSL Ltd.	117,391	20,306,789
Insurance Australia Group Ltd.	2,391,220	13,422,915
Lottery Corp. Ltd. (The)	2,672,415	9,268,951
Medibank Pvt Ltd.	10,579,986	34,579,662
Origin Energy Ltd.	1,255,523	9,388,564
QBE Insurance Group Ltd.	481,653	7,144,945
Sigma Healthcare Ltd.(a)	1,336,877	2,469,366
Telstra Group Ltd.	1,990,425	6,343,645
Transurban Group	1,421,727	12,582,031
Washington H Soul Pattinson & Co. Ltd.	407,688	10,591,756
Wesfarmers Ltd.	278,088	15,211,274
		194,534,776
Austria — 0.1%
Verbund AG	58,204	4,333,839
Belgium — 1.9%
Anheuser-Busch InBev SA	231,479	13,308,342
Argenx SE(b)	33,309	22,371,294
Groupe Bruxelles Lambert NV	427,692	35,755,067
Lotus Bakeries NV	1,071	9,054,677
UCB SA	93,541	20,097,736
		100,587,116
Denmark — 1.1%
Carlsberg A/S, Class B	23,024	2,870,337
Coloplast A/S, Class B	133,108	12,157,022
Danske Bank A/S	132,788	5,267,896
Novo Nordisk A/S, Class B	314,862	14,643,591
Tryg A/S	996,156	24,029,191
		58,968,037
Finland — 2.3%
Elisa OYJ	600,228	30,883,331
Kone OYJ, Class B	303,772	18,654,165
Nokia OYJ	844,651	3,442,244
Sampo OYJ, Class A	6,291,754	67,533,613
		120,513,353
France — 7.0%
Air Liquide SA	196,034	38,567,032
BioMerieux	49,186	7,037,742
Carrefour SA	176,092	2,523,575
Danone SA	586,563	48,002,446
Dassault Aviation SA	27,026	8,414,734
Engie SA	134,311	3,019,072
EssilorLuxottica SA	41,463	12,329,203
Euronext NV(c)	19,573	3,154,950
FDJ UNITED	202,270	6,309,171
Getlink SE	391,295	7,096,490
Ipsen SA	108,377	12,770,289
L'Oreal SA	7,007	3,100,478
Orange SA	5,224,829	79,475,195
Sanofi SA	640,930	57,536,689
Sodexo SA	43,662	2,596,730
Thales SA	46,953	12,630,059
TotalEnergies SE	1,022,751	60,818,362
		365,382,217
Security	Shares	Value
Germany — 5.8%
Beiersdorf AG	389,284	$48,373,256
Covestro AG, NVS(b)	346,300	23,474,724
Deutsche Boerse AG	91,862	26,583,690
Deutsche Telekom AG, Registered	1,738,987	62,370,330
E.ON SE	1,231,649	22,469,260
Hannover Rueck SE	49,778	15,099,826
Henkel AG & Co. KGaA	68,507	4,871,554
Merck KGaA	47,767	5,970,128
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	39,001	25,532,808
QIAGEN NV	645,477	32,006,403
SAP SE	107,581	30,763,381
Symrise AG, Class A	52,627	4,770,492
		302,285,852
Hong Kong — 6.1%
BOC Hong Kong Holdings Ltd.	10,048,000	45,118,076
CK Infrastructure Holdings Ltd.	3,395,000	23,910,943
CLP Holdings Ltd.	6,026,500	52,308,663
Hang Seng Bank Ltd.	2,210,700	32,202,596
HKT Trust & HKT Ltd., Class SS	21,464,349	33,797,277
Hong Kong & China Gas Co. Ltd.	25,219,799	22,510,264
Jardine Matheson Holdings Ltd.	124,600	6,765,949
MTR Corp. Ltd.	2,781,748	10,006,695
Power Assets Holdings Ltd.	7,464,000	49,143,700
Sino Land Co. Ltd.	5,748,000	6,625,714
Swire Pacific Ltd., Class A	2,016,500	18,227,817
WH Group Ltd.(c)	4,271,500	4,276,361
Wharf Holdings Ltd. (The)(a)	4,657,000	13,259,102
		318,153,157
Ireland — 0.7%
AIB Group PLC	2,565,836	20,240,982
Kerry Group PLC, Class A	184,933	17,082,254
		37,323,236
Israel — 3.0%
Bank Hapoalim BM	2,295,926	43,055,661
Bank Leumi Le-Israel BM	1,296,960	23,992,172
Check Point Software Technologies Ltd.(b)	139,477	25,970,617
Elbit Systems Ltd.	46,668	21,529,457
ICL Group Ltd.	847,573	5,280,301
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	1,496,098	14,307,978
Mizrahi Tefahot Bank Ltd.	344,055	21,253,594
		155,389,784
Italy — 3.5%
Eni SpA	3,387,394	57,813,782
Ferrari NV	101,993	44,724,673
Generali	360,024	13,430,972
Leonardo SpA	89,858	4,843,627
Recordati Industria Chimica e Farmaceutica SpA	360,661	20,685,236
Snam SpA	2,934,237	17,004,675
Terna - Rete Elettrica Nazionale	1,289,378	12,475,951
UniCredit SpA	129,960	9,561,646
		180,540,562
Japan — 26.2%
Aeon Co. Ltd.	527,500	16,849,842
ANA Holdings Inc.	908,700	16,849,622
Astellas Pharma Inc.	2,579,600	26,746,892
Bandai Namco Holdings Inc.	113,000	3,654,072
Bridgestone Corp.	631,700	25,552,370
Canon Inc.	1,012,200	28,749,153
Central Japan Railway Co.	1,712,000	39,910,450
Schedule of Investments
30

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Chubu Electric Power Co. Inc.	1,211,200	$14,813,879
Chugai Pharmaceutical Co. Ltd.	282,800	13,556,564
Dai Nippon Printing Co. Ltd.	458,200	7,056,032
Daito Trust Construction Co. Ltd.	333,400	34,132,712
Daiwa House Industry Co. Ltd.	704,500	23,291,411
East Japan Railway Co.	2,376,900	50,946,863
Fast Retailing Co. Ltd.	45,700	13,939,857
FUJIFILM Holdings Corp.	218,200	4,525,953
Fujitsu Ltd.	296,000	6,448,039
Hankyu Hanshin Holdings Inc.	234,900	6,121,880
Idemitsu Kosan Co. Ltd.	1,076,700	6,921,686
Inpex Corp.	211,700	3,014,344
ITOCHU Corp.	143,500	7,526,948
Japan Airlines Co. Ltd.	595,300	11,821,160
Japan Post Bank Co. Ltd.	3,232,300	36,076,651
Japan Post Holdings Co. Ltd.	1,296,000	12,001,824
Japan Tobacco Inc.	1,390,000	39,697,870
Kao Corp.	928,600	41,783,697
KDDI Corp.	3,374,800	55,385,873
Kirin Holdings Co. Ltd.	983,900	12,965,505
Kobe Bussan Co. Ltd.	417,900	11,128,388
Kyowa Kirin Co. Ltd.	718,200	12,259,393
MEIJI Holdings Co. Ltd.	1,114,900	22,544,367
Mitsubishi Corp.	819,100	16,155,417
Mitsubishi HC Capital Inc.	1,166,200	8,620,118
Mitsubishi UFJ Financial Group Inc.	289,300	3,987,355
Mitsui OSK Lines Ltd.	195,400	6,567,841
MonotaRO Co. Ltd.	125,200	2,229,426
NEC Corp.	479,200	13,760,646
Nippon Building Fund Inc.	34,929	32,041,335
Nissin Foods Holdings Co. Ltd.	418,700	7,941,949
Nitori Holdings Co. Ltd.	186,300	15,777,140
Nomura Research Institute Ltd.	276,700	10,949,134
NTT Inc.	38,163,200	38,539,542
Obayashi Corp.	460,800	6,785,398
Obic Co. Ltd.	1,080,500	38,468,578
Ono Pharmaceutical Co. Ltd.	1,722,600	19,263,439
Oracle Corp./Japan	218,200	23,597,111
Oriental Land Co. Ltd./Japan	355,900	7,328,167
Osaka Gas Co. Ltd.	779,400	19,719,857
Otsuka Corp.	1,298,100	24,595,306
Otsuka Holdings Co. Ltd.	1,009,300	48,052,470
Pan Pacific International Holdings Corp.	586,000	19,605,357
SCSK Corp.	835,700	26,002,723
Secom Co. Ltd.	1,886,500	67,750,282
Sekisui Chemical Co. Ltd.	748,500	12,982,822
SG Holdings Co. Ltd.	1,822,300	20,217,343
Shionogi & Co. Ltd.	2,490,500	41,651,909
SoftBank Corp.	43,425,400	62,742,574
Suntory Beverage & Food Ltd.	487,300	14,714,375
Takeda Pharmaceutical Co. Ltd.	1,951,700	53,612,774
TIS Inc.	803,100	25,620,431
Tokyo Gas Co. Ltd.	271,900	9,105,550
Tokyu Corp.	1,271,400	14,311,788
Unicharm Corp.	414,600	2,867,849
West Japan Railway Co.	989,800	21,670,900
Yakult Honsha Co. Ltd.	477,500	7,681,798
Zensho Holdings Co. Ltd.	55,100	2,899,551
ZOZO Inc.	971,800	9,620,206
		1,363,711,758
Netherlands — 4.0%
Coca-Cola Europacific Partners PLC	100,554	9,745,694
Security	Shares	Value
Netherlands (continued)
EXOR NV	155,819	$15,017,275
Heineken Holding NV	126,160	8,514,675
Heineken NV	153,972	12,085,517
Koninklijke Ahold Delhaize NV	1,825,525	72,101,664
Koninklijke KPN NV	11,909,427	53,205,342
Wolters Kluwer NV	226,219	35,235,626
		205,905,793
New Zealand — 0.6%
Auckland International Airport Ltd.	2,146,965	9,523,770
Fisher & Paykel Healthcare Corp. Ltd.	381,642	8,273,569
Infratil Ltd.	1,190,272	8,127,298
Meridian Energy Ltd.	1,032,206	3,466,013
		29,390,650
Norway — 1.0%
Equinor ASA	1,540,002	39,558,907
Kongsberg Gruppen ASA	316,278	9,451,376
Telenor ASA	220,493	3,382,561
		52,392,844
Portugal — 0.5%
Galp Energia SGPS SA	1,221,775	23,330,080
Jeronimo Martins SGPS SA	224,787	5,479,781
		28,809,861
Singapore — 5.6%
DBS Group Holdings Ltd.	1,910,240	70,114,346
Genting Singapore Ltd.	14,318,600	8,076,886
Oversea-Chinese Banking Corp. Ltd.	3,459,899	44,837,379
Sembcorp Industries Ltd.	1,185,100	7,046,708
Singapore Airlines Ltd.	2,575,700	13,453,301
Singapore Exchange Ltd.	4,374,619	53,639,837
Singapore Technologies Engineering Ltd.	4,959,300	33,362,598
Singapore Telecommunications Ltd.	5,645,300	16,823,825
United Overseas Bank Ltd.	1,532,000	42,563,153
		289,918,033
Spain — 4.6%
ACS Actividades de Construccion y Servicios SA	80,824	5,578,048
Aena SME SA(c)	847,684	22,826,527
CaixaBank SA	2,406,343	22,639,609
Endesa SA	474,919	13,739,125
Iberdrola SA	3,848,304	67,639,012
Industria de Diseno Textil SA	1,054,006	50,346,730
Redeia Corp. SA	2,041,379	39,574,137
Repsol SA	876,775	13,293,445
Telefonica SA	535,051	2,761,287
		238,397,920
Sweden — 0.4%
Nordea Bank Abp	1,305,125	19,044,099
Switzerland — 11.5%
Alcon AG	42,399	3,717,034
Amrize Ltd.(b)	109,425	5,531,537
Baloise Holding AG, Registered	85,728	20,545,992
Banque Cantonale Vaudoise, Registered	170,772	19,762,464
BKW AG	113,859	25,421,588
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	535	7,870,155
Chocoladefabriken Lindt & Spruengli AG, Registered	192	28,074,672
EMS-Chemie Holding AG, Registered	17,256	13,576,865
Givaudan SA, Registered	4,591	19,191,973
Helvetia Holding AG, Registered	68,715	16,524,683
Holcim AG	110,953	8,848,493
Kuehne + Nagel International AG, Registered	68,107	13,885,579
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered	597,495	$52,207,359
Novartis AG, Registered	659,014	75,053,157
Roche Holding AG, Bearer	37,700	12,529,031
Roche Holding AG, NVS	18,206	5,681,602
Schindler Holding AG, Registered	116,610	40,898,539
SGS SA	112,651	11,446,847
Swiss Prime Site AG, Registered	348,960	48,264,205
Swiss Re AG	72,558	12,987,980
Swisscom AG, Registered	114,624	79,644,689
Zurich Insurance Group AG	110,732	75,530,983
		597,195,427
United Kingdom — 9.5%
Admiral Group PLC	202,665	9,135,425
AstraZeneca PLC	230,529	33,632,252
BAE Systems PLC	2,057,612	49,095,890
BP PLC	1,955,676	10,482,971
British American Tobacco PLC	160,644	8,606,876
Compass Group PLC	1,118,595	39,306,826
GSK PLC	2,808,884	51,666,560
Haleon PLC	7,102,026	33,313,247
London Stock Exchange Group PLC	128,018	15,604,750
National Grid PLC	1,709,099	24,016,377
Next PLC	30,712	4,985,202
Pearson PLC	1,418,918	20,064,851
RELX PLC	925,834	48,107,330
Sage Group PLC (The)	552,787	8,875,906
Shell PLC	1,423,009	51,133,128
Tesco PLC	3,654,101	20,530,277
Unilever PLC	1,166,536	67,682,941
		496,240,809
Total Long-Term Investments — 99.1% (Cost: $4,611,260,999)		5,159,019,123
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	2,731,232	$2,732,324
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	970,000	970,000
Total Short-Term Securities — 0.1% (Cost: $3,702,324)		3,702,324
Total Investments — 99.2% (Cost: $4,614,963,323)		5,162,721,447
Other Assets Less Liabilities — 0.8%		40,771,643
Net Assets — 100.0%		$5,203,493,090

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,853,775	$—	$(15,122,622)(a)	$3,326	$(2,155)	$2,732,324	2,731,232	$53,881 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,450,000	—	(480,000)(a)	—	—	970,000	970,000	76,934	—
				$3,326	$(2,155)	$3,702,324		$130,815	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
32

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	64	09/11/25	$12,541	$506,839
SPI 200 Index	61	09/18/25	8,545	168,346
Euro STOXX 50 Index	124	09/19/25	7,579	19,434
FTSE 100 Index	55	09/19/25	6,641	143,088
2-Year U.S. Treasury Note	42	09/30/25	8,694	(17,013)
				$820,694
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$837,707	$—	$—	$—	$837,707
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$17,013	$—	$17,013

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,303,163	$—	$(8,850)	$—	$4,294,313
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$370,095	$—	$(94,712)	$—	$275,383
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$51,604,318
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$112,984,151	$5,046,034,972	$—	$5,159,019,123
Short-Term Securities
Money Market Funds	3,702,324	—	—	3,702,324
	$116,686,475	$5,046,034,972	$—	$5,162,721,447
Derivative Financial Instruments(a)
Assets
Equity Contracts	$187,780	$649,927	$—	$837,707
Liabilities
Interest Rate Contracts	(17,013)	—	—	(17,013)
	$170,767	$649,927	$—	$820,694

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
34

Statements of Assets and Liabilities
July 31, 2025

	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$145,689,705	$2,193,433,543	$408,512,624	$5,159,019,123
Investments, at value—affiliated(c)	828,034	11,830,188	15,194,774	3,702,324
Cash	1,202	8,179	20,128	8,530
Cash pledged for futures contracts	22,000	—	—	50,999
Foreign currency collateral pledged for futures contracts(d)	—	551,091	139,954	2,341,195
Foreign currency, at value(e)	186,048	3,953,769	1,057,741	11,493,545
Receivables:
Investments sold	—	41	—	—
Securities lending income—affiliated	600	6,073	29,401	614
Capital shares sold	—	104,522	287,309	—
Dividends—unaffiliated	129,590	1,412,040	454,279	6,633,886
Dividends—affiliated	383	598	381	2,533
Tax reclaims	65,497	3,126,437	760,353	24,633,354
Total assets	146,923,059	2,214,426,481	426,456,944	5,207,886,103
LIABILITIES
Collateral on securities loaned, at value	550,316	11,498,733	15,139,706	2,732,324
Payables:
Investments purchased	—	86,025	191,187	177
Capital shares redeemed	—	—	—	593,486
Deferred foreign capital gain tax	52,189	—	—	—
Investment advisory fees	23,884	279,167	73,299	920,451
Professional fees	2,189	65,454	26,255	69,214
Variation margin on futures contracts	1,356	42,599	9,417	77,361
Total liabilities	629,934	11,971,978	15,439,864	4,393,013
Commitments and contingent liabilities
NET ASSETS	$146,293,125	$2,202,454,503	$411,017,080	$5,203,493,090
NET ASSETS CONSIST OF
Paid-in capital	$116,896,987	$2,039,910,092	$363,759,183	$5,471,536,864
Accumulated earnings (loss)	29,396,138	162,544,411	47,257,897	(268,043,774)
NET ASSETS	$146,293,125	$2,202,454,503	$411,017,080	$5,203,493,090
NET ASSET VALUE
Shares outstanding	3,000,000	65,500,000	10,700,000	63,700,000
Net asset value	$48.76	$33.63	$38.41	$81.69
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$109,721,333	$1,849,160,141	$349,923,176	$4,611,260,999
(b) Securities loaned, at value	$515,944	$10,548,893	$14,014,474	$2,576,087
(c) Investments, at cost—affiliated	$779,951	$11,829,900	$15,192,117	$3,702,324
(d) Foreign currency collateral pledged, at cost	$—	$572,496	$142,793	$2,511,170
(e) Foreign currency, at cost	$188,398	$4,045,051	$1,073,455	$11,621,554
See notes to financial statements.
35
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2025

	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,575,222	$55,631,991	$16,654,696	$191,793,089
Dividends—affiliated	10,054	28,450	10,123	76,934
Interest—unaffiliated	1,789	20,424	8,684	113,190
Securities lending income—affiliated—net	20,506	26,648	386,688	53,881
Other income—unaffiliated	—	64,355	1,142	73,313
Foreign taxes withheld	(202,297)	(4,567,159)	(1,310,143)	(13,521,020)
Foreign withholding tax claims	23,186	938,157	214,950	2,670,928
Total investment income	2,428,460	52,142,866	15,966,140	181,260,315
EXPENSES
Investment advisory	232,065	2,197,505	1,040,725	11,346,869
Professional	1,998	74,511	28,166	66,750
Commitment costs	529	—	—	—
Interest expense	426	801	535	1,358
Total expenses	235,018	2,272,817	1,069,426	11,414,977
Net investment income	2,193,442	49,870,049	14,896,714	169,845,338
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	297,497	(15,843,358)	3,919,081	161,772,336
Investments—affiliated	2,561	2,192	5,420	3,326
Foreign currency transactions	(2,233)	337,494	113,637	928,814
Futures contracts	131,797	979,428	304,401	4,294,313
In-kind redemptions—unaffiliated(b)	6,282,409	—	44,854,589	432,719,834
In-kind redemptions—affiliated(b)	6,248	—	—	—
	6,718,279	(14,524,244)	49,197,128	599,718,623
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	11,719,162	196,081,219	257,224	(47,323,131)
Investments—affiliated	24,680	(289)	(1,281)	(2,155)
Foreign currency translations	(177)	(43,591)	(15,167)	286,986
Futures contracts	(3,590)	109,519	17,893	275,383
	11,740,075	196,146,858	258,669	(46,762,917)
Net realized and unrealized gain	18,458,354	181,622,614	49,455,797	552,955,706
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,651,796	$231,492,663	$64,352,511	$722,801,044
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(50,018)	$—	$—	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$129,097	$—	$—	$—
See notes to financial statements.
Statements of Operations
36

Statements of Changes in Net Assets

	iShares Global Equity Factor ETF		iShares International Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,193,442	$2,517,321	$49,870,049	$33,531,562
Net realized gain (loss)	6,718,279	10,622,966	(14,524,244)	14,197,804
Net change in unrealized appreciation (depreciation)	11,740,075	8,629,743	196,146,858	75,957,392
Net increase in net assets resulting from operations	20,651,796	21,770,030	231,492,663	123,686,758
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,840,900)	(3,117,451)	(52,428,005)	(37,376,442)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	19,002,691	(34,021,333)	899,051,955	73,266,376
NET ASSETS
Total increase (decrease) in net assets	36,813,587	(15,368,754)	1,078,116,613	159,576,692
Beginning of year	109,479,538	124,848,292	1,124,337,890	964,761,198
End of year	$146,293,125	$109,479,538	$2,202,454,503	$1,124,337,890

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
37
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares International Small-Cap Equity Factor ETF		iShares MSCI EAFE Min Vol Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,896,714	$17,753,760	$169,845,338	$215,029,007
Net realized gain	49,197,128	4,288,171	599,718,623	196,196,039
Net change in unrealized appreciation (depreciation)	258,669	21,989,189	(46,762,917)	219,335,784
Net increase in net assets resulting from operations	64,352,511	44,031,120	722,801,044	630,560,830
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,870,416)	(21,886,713)	(172,218,785)	(221,241,346)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(190,332,501)	(84,262,141)	(1,978,898,921)	(1,500,405,548)
NET ASSETS
Total decrease in net assets	(145,850,406)	(62,117,734)	(1,428,316,662)	(1,091,086,064)
Beginning of year	556,867,486	618,985,220	6,631,809,752	7,722,895,816
End of year	$411,017,080	$556,867,486	$5,203,493,090	$6,631,809,752

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
38

Financial Highlights
(For a share outstanding throughout each period)

	iShares Global Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$42.93	$36.72	$33.22	$38.13	$29.39
Net investment income(a)	0.84 (b)	0.81	0.83	0.81	0.66
Net realized and unrealized gain (loss)(c)	6.11	6.41	3.52	(4.99)	8.73
Net increase (decrease) from investment operations	6.95	7.22	4.35	(4.18)	9.39
Distributions from net investment income(d)	(1.12)	(1.01)	(0.85)	(0.73)	(0.65)
Net asset value, end of year	$48.76	$42.93	$36.72	$33.22	$38.13
Total Return(e)
Based on net asset value	16.40%	19.96%	13.34%	(11.08)%	32.16%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.26%	0.35%	0.35%
Net investment income	1.89%(b)	2.11%	2.50%	2.24%	1.92%
Supplemental Data
Net assets, end of year (000)	$146,293	$109,480	$124,848	$119,592	$133,463
Portfolio turnover rate(g)	25%	24%	112%	51%	48%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31,2025:
• Net investment income per share by $0.01.
• Ratio of net investment income to average net assets by 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
39
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$30.14	$27.64	$24.62	$30.13	$23.89
Net investment income(a)	1.07 (b)	0.94 (b)	0.90 (b)	0.98	0.79
Net realized and unrealized gain (loss)(c)	3.41	2.60	2.83	(5.09)	6.35
Net increase (decrease) from investment operations	4.48	3.54	3.73	(4.11)	7.14
Distributions from net investment income(d)	(0.99)	(1.04)	(0.71)	(1.40)	(0.90)
Net asset value, end of year	$33.63	$30.14	$27.64	$24.62	$30.13
Total Return(e)
Based on net asset value	15.07%(b)	13.08%(b)	15.37%(b)	(13.97)%	29.97%
Ratios to Average Net Assets(f)
Total expenses	0.16%	0.16%	0.15%	0.25%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.15%	0.15%	0.15%	0.25%	N/A
Net investment income	3.40%(b)	3.35%(b)	3.57%(b)	3.54%	2.89%
Supplemental Data
Net assets, end of year (000)	$2,202,455	$1,124,338	$964,761	$824,747	$897,810
Portfolio turnover rate(g)	21%	22%	23%	113%	45%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024 and July 31, 2023 respectively:
•  Net investment income per share by $0.02, $0.02 and $0.01.
•  Total return by 0.05%, 0.08% and 0.03%.
•  Ratio of net investment income to average net assets by 0.06%, 0.08% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
40

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Small-Cap Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$33.75	$32.07	$30.90	$37.47	$28.44
Net investment income(a)	1.13 (b)	1.02	1.15	1.08	0.78
Net realized and unrealized gain (loss)(c)	5.11	1.96	0.87	(6.15)	9.15
Net increase (decrease) from investment operations	6.24	2.98	2.02	(5.07)	9.93
Distributions from net investment income(d)	(1.58)	(1.30)	(0.85)	(1.50)	(0.90)
Net asset value, end of year	$38.41	$33.75	$32.07	$30.90	$37.47
Total Return(e)
Based on net asset value	19.06%(b)	9.57%(f)	6.73%	(13.81)%	35.22%
Ratios to Average Net Assets(g)
Total expenses	0.24%	0.23%	0.28%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.23%	N/A	0.28%	N/A	N/A
Net investment income	3.29%(b)	3.23%	3.79%	3.16%	2.31%
Supplemental Data
Net assets, end of year (000)	$411,017	$556,867	$618,985	$225,589	$194,819
Portfolio turnover rate(h)	30%	26%	120%	52%	47%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025
•  Net investment income per share by $0.01.
•  Total return by 0.06%.
•  Ratio of net investment income to average net assets by 0.04%

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Min Vol Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$73.36	$68.83	$65.71	$77.27	$66.79
Net investment income(a)	2.29 (b)	2.08 (b)	2.00 (b)	1.72 (b)	1.79
Net realized and unrealized gain (loss)(c)	8.49	4.70	2.93	(11.54)	9.96
Net increase (decrease) from investment operations	10.78	6.78	4.93	(9.82)	11.75
Distributions from net investment income(d)	(2.45)	(2.25)	(1.81)	(1.74)	(1.27)
Net asset value, end of year	$81.69	$73.36	$68.83	$65.71	$77.27
Total Return(e)
Based on net asset value	14.84%(b)	10.09%(b)	7.62%(b)	(12.76)%(b)	17.61%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.33%	0.32%	0.32%
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses excluding professional fees for foreign withholding tax claims	0.20%	0.20%	0.31%	0.32%	0.32%
Net investment income	2.99%(b)	3.03%(b)	3.08%(b)	2.36%(b)	2.48%
Supplemental Data
Net assets, end of year (000)	$5,203,493	$6,631,810	$7,722,896	$5,933,975	$8,631,346
Portfolio turnover rate(g)	24%	23%	25%	23%	25%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024, July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.04, $0.01, $0.09 and $0.01.
• Total return by 0.06%, 0.03%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.05%, 0.02%, 0.13% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
42

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Global Equity Factor	Diversified
International Equity Factor	Diversified
International Small-Cap Equity Factor	Diversified
MSCI EAFE Min Vol Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
43
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements
44

Notes to Financial Statements  (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Equity Factor
BMO Capital Markets	$237,389	$(237,389)	$—	$—
BNP Paribas SA	62,915	(62,915)	—	—
BofA Securities, Inc.	70,449	(70,449)	—	—
Citigroup Global Markets, Inc.	29,768	(29,768)	—	—
Goldman Sachs & Co. LLC	73,423	(73,423)	—	—
State Street Bank & Trust Company	42,000	(42,000)	—	—
	$515,944	$(515,944)	$—	$—
International Equity Factor
Goldman Sachs & Co. LLC	$7,671,742	$(7,671,742)	$—	$—
State Street Bank & Trust Co.	1,899,830	(1,899,830)	—	—
UBS AG	977,321	(977,321)	—	—
	$10,548,893	$(10,548,893)	$—	$—
45
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
International Small-Cap Equity Factor
Barclays Bank PLC	$87,703	$(87,703)	$—	$—
BNP Paribas SA	871,358	(871,358)	—	—
BofA Securities, Inc.	2,897,204	(2,897,204)	—	—
Citigroup Global Markets, Inc.	507,975	(507,975)	—	—
Goldman Sachs & Co. LLC	6,678,548	(6,678,548)	—	—
HSBC Bank PLC	531,357	(531,357)	—	—
J.P. Morgan Securities LLC	885,186	(885,186)	—	—
Jefferies LLC	285,902	(285,902)	—	—
Scotia Capital (USA), Inc.	178,376	(178,376)	—	—
SG Americas Securities LLC	20,076	(20,076)	—	—
State Street Bank & Trust Co.	548,481	(548,481)	—	—
UBS AG	400,858	(400,858)	—	—
Wells Fargo Securities LLC	121,450	(119,215)	—	2,235(b)
	$14,014,474	$(14,012,239)	$—	$2,235
MSCI EAFE Min Vol Factor
BofA Securities, Inc.	$117,586	$(117,586)	$—	$—
Goldman Sachs & Co. LLC	2,458,501	(2,458,501)	—	—
	$2,576,087	$(2,576,087)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
46

Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Global Equity Factor	0.20%
International Equity Factor	0.15
International Small-Cap Equity Factor	0.23
MSCI EAFE Min Vol Factor	0.20
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses. For the iShares Global Equity Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the year ended July 31, 2025, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Global Equity Factor	$4,708
International Equity Factor	8,059
International Small-Cap Equity Factor	90,898
MSCI EAFE Min Vol Factor	16,130
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
47
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Equity Factor	$7,339,100	$6,578,286	$(401,667)
International Equity Factor	44,597,944	21,876,167	(1,138,089)
International Small-Cap Equity Factor	3,453,534	2,319,612	765,920
MSCI EAFE Min Vol Factor	436,123,691	388,579,817	68,938,236
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Global Equity Factor	$32,455,780	$29,491,826
International Equity Factor	368,066,335	307,361,133
International Small-Cap Equity Factor	134,856,473	132,849,962
MSCI EAFE Min Vol Factor	1,395,614,760	1,359,032,905
For the year ended July 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global Equity Factor	$34,714,946	$19,235,954
International Equity Factor	833,713,071	—
International Small-Cap Equity Factor	80,799,338	275,946,060
MSCI EAFE Min Vol Factor	461,904,384	2,472,025,423
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Global Equity Factor	$6,207,186	$ (6,207,186)
International Small-Cap Equity Factor	39,958,712	(39,958,712)
MSCI EAFE Min Vol Factor	415,978,016	(415,978,016)
Notes to Financial Statements
48

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
Global Equity Factor
Ordinary income	$2,840,900	$3,117,451
International Equity Factor
Ordinary income	$52,428,005	$37,376,442
International Small-Cap Equity Factor
Ordinary income	$19,870,416	$21,886,713
MSCI EAFE Min Vol Factor
Ordinary income	$172,218,785	$221,241,346
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Global Equity Factor	$389,215	$(6,035,654)	$35,042,577	$29,396,138
International Equity Factor	11,305,727	(177,646,553)	328,885,237	162,544,411
International Small-Cap Equity Factor	4,438,449	(11,429,566)	54,249,014	47,257,897
MSCI EAFE Min Vol Factor	22,106,345	(817,134,294)	526,984,175	(268,043,774)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended July 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Global Equity Factor	$492,364
International Small-Cap Equity Factor	1,907,510
MSCI EAFE Min Vol Factor	167,905,920
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Equity Factor	$111,422,979	$37,996,532	$(2,901,772)	$35,094,760
International Equity Factor	1,876,509,755	385,078,083	(56,213,994)	328,864,089
International Small-Cap Equity Factor	369,500,927	75,999,046	(21,770,442)	54,228,604
MSCI EAFE Min Vol Factor	4,637,830,961	810,148,575	(284,582,904)	525,565,671
9. LINE OF CREDIT
The iShares Global Equity Factor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
49
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended July 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Global Equity Factor	$320,000	$4,274	5.40%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
50

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Global Equity Factor
Shares sold	950,000	$41,267,151	100,000	$3,800,080
Shares redeemed	(500,000)	(22,264,460)	(950,000)	(37,821,413)
	450,000	$19,002,691	(850,000)	$(34,021,333)
51
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
International Equity Factor
Shares sold	28,200,000	$899,051,955	5,900,000	$168,042,398
Shares redeemed	—	—	(3,500,000)	(94,776,022)
	28,200,000	$899,051,955	2,400,000	$73,266,376
International Small-Cap Equity Factor
Shares sold	2,400,000	$87,259,386	200,000	$6,277,815
Shares redeemed	(8,200,000)	(277,591,887)	(3,000,000)	(90,539,956)
	(5,800,000)	$(190,332,501)	(2,800,000)	$(84,262,141)
MSCI EAFE Min Vol Factor
Shares sold	6,500,000	$519,901,477	—	$—
Shares redeemed	(33,200,000)	(2,498,800,398)	(21,800,000)	(1,500,405,548)
	(26,700,000)	$(1,978,898,921)	(21,800,000)	$(1,500,405,548)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of July 31, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the  iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF and iShares MSCI EAFE Min Vol Factor ETF are able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
52

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Global Equity Factor ETF
iShares International Equity Factor ETF
iShares International Small-Cap Equity Factor ETF
iShares MSCI EAFE Min Vol Factor ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
53
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Dividend Income
Global Equity Factor	$2,156,978
International Equity Factor	50,544,982
International Small-Cap Equity Factor	13,575,148
MSCI EAFE Min Vol Factor	153,019,295
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Business Income
Global Equity Factor	$12,558
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
International Equity Factor	$55,694,067	$3,219,210
International Small-Cap Equity Factor	16,653,019	1,055,347
MSCI EAFE Min Vol Factor	191,793,089	10,792,933
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Global Equity Factor	37.00%
Important Tax Information
54

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
55
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Global Equity Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized
Board Review and Approval of Investment Advisory Contract
56

Board Review and Approval of Investment Advisory Contract (continued)
that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services;
57
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
58

Board Review and Approval of Investment Advisory Contract (continued)
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
59
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
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July 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca
• iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca
• iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

2

Schedule of Investments
July 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.8%
Aristocrat Leisure Ltd.	204,665	$9,164,259
Brambles Ltd.	426,861	6,530,735
Coles Group Ltd.	505,688	6,732,713
Commonwealth Bank of Australia	617,301	70,081,886
Computershare Ltd.	261,324	7,034,685
Evolution Mining Ltd.	761,565	3,446,629
Insurance Australia Group Ltd.	606,896	3,406,760
Medibank Pvt Ltd.	1,004,171	3,282,036
Northern Star Resources Ltd.	260,995	2,593,071
Pro Medicus Ltd.	22,220	4,562,979
Qantas Airways Ltd.	203,785	1,413,318
QBE Insurance Group Ltd.	482,328	7,154,958
REA Group Ltd.	12,879	1,961,870
SGH Ltd.	61,544	2,012,940
Sigma Healthcare Ltd.	2,172,003	4,011,940
Stockland	509,767	1,807,269
Suncorp Group Ltd.	310,133	4,157,259
Telstra Group Ltd.	1,470,692	4,687,214
Wesfarmers Ltd.	284,684	15,572,072
Westpac Banking Corp.	691,135	14,921,693
Xero Ltd.(a)	31,761	3,657,614
		178,193,900
Austria — 0.3%
Erste Group Bank AG	84,193	7,698,934
Belgium — 0.8%
Ageas SA	47,086	3,201,484
Argenx SE(a)	15,703	10,546,592
D'ieteren Group	7,043	1,391,225
KBC Group NV	59,184	6,173,121
UCB SA	19,762	4,245,961
		25,558,383
Canada — 13.4%
Agnico Eagle Mines Ltd.	226,409	28,106,677
Alamos Gold Inc., Class A	202,412	4,918,600
AltaGas Ltd.	104,441	3,083,633
Bank of Nova Scotia (The)	158,078	8,794,914
Barrick Mining Corp.	243,822	5,147,080
Brookfield Asset Management Ltd., Class A	103,969	6,411,021
Brookfield Corp., Class A	268,459	17,981,871
Brookfield Renewable Corp.	19,533	714,302
CAE Inc.(a)	99,003	2,823,043
Canadian Imperial Bank of Commerce	225,893	16,144,763
Canadian Utilities Ltd., Class A, NVS	40,859	1,137,659
Celestica Inc.(a)	36,207	7,238,526
Constellation Software Inc./Canada	6,740	23,252,805
Descartes Systems Group Inc. (The)(a)	13,193	1,393,853
Dollarama Inc.	110,392	15,088,075
Element Fleet Management Corp.	101,382	2,636,986
Emera Inc.	112,692	5,291,384
Empire Co. Ltd., NVS	68,053	2,710,136
Enbridge Inc.	746,228	33,794,607
Fairfax Financial Holdings Ltd.	7,613	13,465,384
FirstService Corp.	5,962	1,175,189
Fortis Inc./Canada	166,185	8,131,743
Franco-Nevada Corp.	71,612	11,407,477
George Weston Ltd.	25,892	4,919,966
GFL Environmental Inc.	70,800	3,565,548
Gildan Activewear Inc.	24,722	1,248,768
Great-West Lifeco Inc.	89,362	3,355,590
Security	Shares	Value
Canada (continued)
Hydro One Ltd.(b)	137,504	$4,862,656
iA Financial Corp. Inc.	37,833	3,703,298
IGM Financial Inc.	19,318	639,658
Intact Financial Corp.	66,341	13,712,516
Keyera Corp.	42,100	1,321,702
Kinross Gold Corp.	600,383	9,606,301
Loblaw Companies Ltd.	71,282	11,527,250
Lundin Gold Inc.	71,362	3,302,862
Manulife Financial Corp.	408,689	12,644,701
Metro Inc./CN	115,902	8,862,454
Pan American Silver Corp.	73,467	1,984,606
Power Corp. of Canada	205,755	8,291,974
Quebecor Inc., Class B	41,251	1,160,482
RB Global Inc.	54,757	5,928,979
Royal Bank of Canada	288,777	37,053,740
TC Energy Corp.	345,187	16,482,081
Thomson Reuters Corp.	44,877	9,006,493
TMX Group Ltd.	164,404	6,684,845
Wheaton Precious Metals Corp.	168,721	15,430,373
WSP Global Inc.	20,443	4,209,287
		410,355,858
Denmark — 0.4%
DSV A/S	38,942	8,726,314
Novonesis Novozymes B, Class B	50,798	3,286,504
Rockwool A/S, Class B	18,045	790,743
		12,803,561
Finland — 0.4%
Fortum OYJ	90,527	1,660,783
Kesko OYJ, Class B	58,806	1,278,996
Nokia OYJ	1,069,077	4,356,858
Orion OYJ, Class B	39,768	3,183,776
		10,480,413
France — 6.2%
Alstom SA(a)	78,186	1,833,956
AXA SA	555,148	26,963,060
Bouygues SA	62,473	2,572,420
Cie de Saint-Gobain SA	109,732	12,588,137
Credit Agricole SA	244,147	4,493,407
Danone SA	256,417	20,984,350
Dassault Aviation SA	11,196	3,485,953
Eiffage SA	26,489	3,555,761
EssilorLuxottica SA	86,890	25,837,119
Euronext NV(b)	50,880	8,201,291
Klepierre SA	53,106	2,027,158
Orange SA	678,928	10,327,215
Sanofi SA	138,495	12,432,783
Societe Generale SA	388,398	24,790,864
Thales SA	48,591	13,070,671
Vinci SA	129,619	18,005,215
		191,169,360
Germany — 16.7%
Allianz SE, Registered	164,385	64,961,275
Commerzbank AG	333,491	12,161,022
CTS Eventim AG & Co. KGaA	12,878	1,454,240
Deutsche Bank AG, Registered	757,037	24,934,167
Deutsche Boerse AG	111,071	32,142,529
Deutsche Telekom AG, Registered	1,388,964	49,816,441
E.ON SE	761,202	13,886,785
Fresenius SE & Co. KGaA	155,757	7,434,380
GEA Group AG	68,208	4,899,397
Hannover Rueck SE	17,626	5,346,730
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Heidelberg Materials AG	84,558	$19,507,064
Knorr-Bremse AG	17,744	1,770,948
MTU Aero Engines AG	11,847	5,110,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	58,054	38,006,247
Nemetschek SE	14,298	2,130,303
Rheinmetall AG	29,503	58,401,072
SAP SE	383,210	109,581,015
Scout24 SE(b)	33,472	4,473,252
Siemens Energy AG(a)	431,076	49,909,402
Talanx AG(a)	28,872	3,826,898
Vonovia SE	97,698	3,032,113
		512,785,581
Hong Kong — 0.6%
BOC Hong Kong Holdings Ltd.	1,270,000	5,702,623
CK Infrastructure Holdings Ltd.	89,500	630,347
Futu Holdings Ltd., ADR	9,864	1,515,900
HKT Trust & HKT Ltd., Class SS	1,214,000	1,911,537
Hong Kong & China Gas Co. Ltd.	2,858,000	2,550,946
Hongkong Land Holdings Ltd.	339,800	2,055,790
Power Assets Holdings Ltd.	209,500	1,379,368
SITC International Holdings Co. Ltd.	195,000	632,197
WH Group Ltd.(b)	1,919,000	1,921,184
		18,299,892
Ireland — 0.1%
AIB Group PLC	522,261	4,119,934
Israel — 1.8%
Bank Hapoalim BM	571,504	10,717,454
Bank Leumi Le-Israel BM	731,954	13,540,253
Check Point Software Technologies Ltd.(a)	33,768	6,287,602
CyberArk Software Ltd.(a)(c)	12,864	5,293,150
Elbit Systems Ltd.	15,718	7,251,222
ICL Group Ltd.	327,855	2,042,506
Israel Discount Bank Ltd., Class A	388,082	3,711,434
Mizrahi Tefahot Bank Ltd.	45,741	2,825,597
Monday.com Ltd.(a)	6,610	1,733,737
Wix.com Ltd.(a)	9,845	1,339,215
		54,742,170
Italy — 4.4%
Banca Mediolanum SpA	61,982	1,093,287
Banco BPM SpA	514,938	6,567,081
BPER Banca SpA	297,301	2,925,595
Enel SpA	1,993,191	17,576,525
FinecoBank Banca Fineco SpA	149,654	3,186,735
Generali	364,565	13,600,377
Intesa Sanpaolo SpA	4,397,593	26,496,638
Leonardo SpA	265,859	14,330,630
Mediobanca Banca di Credito Finanziario SpA	143,774	3,165,379
Poste Italiane SpA(b)	236,601	5,111,743
Snam SpA	572,275	3,316,484
Telecom Italia SpA/Milano(a)	4,162,342	1,912,731
UniCredit SpA	430,686	31,687,191
Unipol Gruppo SpA	194,604	3,903,309
		134,873,705
Japan — 13.5%
Aeon Co. Ltd.	208,900	6,672,857
Ajinomoto Co. Inc.	113,800	3,010,741
Asics Corp.	205,100	4,821,755
Bandai Namco Holdings Inc.	313,800	10,147,325
Capcom Co. Ltd.	142,200	3,619,805
Security	Shares	Value
Japan (continued)
Chugai Pharmaceutical Co. Ltd.	202,700	$9,716,816
Daifuku Co. Ltd.	82,600	2,091,117
Dai-ichi Life Holdings Inc.	626,500	4,956,982
Daiwa House Industry Co. Ltd.	164,300	5,431,908
Fast Retailing Co. Ltd.	26,600	8,113,790
Fujikura Ltd.	61,500	4,174,769
Fujitsu Ltd.	415,500	9,051,217
Hikari Tsushin Inc.	6,600	1,774,467
Hitachi Ltd.	637,900	19,520,151
IHI Corp.	84,800	9,443,050
Japan Tobacco Inc.	194,600	5,557,702
Kajima Corp.	125,500	3,143,857
Kobe Bussan Co. Ltd.	43,300	1,153,049
Konami Group Corp.	55,300	7,507,457
LY Corp.	975,300	3,564,882
MatsukiyoCocokara & Co.	92,900	1,907,672
Mitsubishi Electric Corp.	339,800	7,642,862
Mitsubishi Heavy Industries Ltd.	1,224,900	29,246,199
Mizuho Financial Group Inc.	517,500	15,179,133
MonotaRO Co. Ltd.	65,600	1,168,134
MS&AD Insurance Group Holdings Inc.	182,400	3,897,170
NEC Corp.	460,900	13,235,146
Nintendo Co. Ltd.	581,700	48,617,835
Nippon Building Fund Inc.	1,447	1,327,373
Nomura Research Institute Ltd.	128,200	5,072,927
Obayashi Corp.	198,100	2,917,073
Obic Co. Ltd.	67,500	2,403,174
Oracle Corp./Japan	14,000	1,514,022
Pan Pacific International Holdings Corp.	90,100	3,014,407
Panasonic Holdings Corp.	696,900	6,592,199
Rakuten Group Inc.(a)	196,000	991,704
Resona Holdings Inc.	402,700	3,666,181
Ricoh Co. Ltd.	68,300	598,888
Sanrio Co. Ltd.	75,200	3,085,617
SCSK Corp.	62,300	1,938,458
SoftBank Corp.	8,629,400	12,468,066
Sompo Holdings Inc.	405,400	11,954,041
Sony Group Corp.	2,417,300	58,144,042
Sumitomo Mitsui Financial Group Inc.	649,500	16,384,679
Sumitomo Mitsui Trust Group Inc.	104,200	2,731,578
Taisei Corp.	48,000	2,870,106
Toho Co. Ltd./Tokyo	54,900	3,463,817
Tokio Marine Holdings Inc.	317,700	12,756,574
Tokyo Gas Co. Ltd.	111,000	3,717,234
Toray Industries Inc.	341,600	2,336,495
Toyota Industries Corp.	56,700	6,063,077
Trend Micro Inc./Japan	36,700	2,237,908
Zensho Holdings Co. Ltd.	26,600	1,399,783
ZOZO Inc.	62,800	621,680
		414,638,951
Netherlands — 2.6%
Adyen NV(a)(b)	3,951	6,776,560
AerCap Holdings NV	43,876	4,705,701
ASR Nederland NV	46,156	3,065,862
Coca-Cola Europacific Partners PLC	77,474	7,508,780
ING Groep NV	603,816	14,072,190
Koninklijke Ahold Delhaize NV	326,112	12,880,250
Koninklijke KPN NV	1,322,935	5,910,210
NN Group NV	79,543	5,356,075
Prosus NV	248,959	14,221,967
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	35,998	$5,607,009
		80,104,604
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	83,643	1,813,286
Norway — 0.7%
DNB Bank ASA	287,182	7,265,628
Gjensidige Forsikring ASA	70,507	1,854,589
Kongsberg Gruppen ASA	227,131	6,787,385
Orkla ASA	327,288	3,441,769
Telenor ASA	162,206	2,488,386
		21,837,757
Singapore — 2.7%
DBS Group Holdings Ltd.	534,200	19,607,527
Oversea-Chinese Banking Corp. Ltd.	755,400	9,789,348
Sea Ltd., ADR(a)(c)	134,532	21,074,438
Sembcorp Industries Ltd.	309,100	1,837,936
Singapore Exchange Ltd.	406,571	4,985,212
Singapore Technologies Engineering Ltd.	1,045,100	7,030,680
Singapore Telecommunications Ltd.	3,520,500	10,491,608
United Overseas Bank Ltd.	273,500	7,598,578
Yangzijiang Shipbuilding Holdings Ltd.	355,100	696,503
		83,111,830
Spain — 5.4%
ACS Actividades de Construccion y Servicios SA	86,531	5,971,915
Aena SME SA(b)	208,752	5,621,297
Banco Bilbao Vizcaya Argentaria SA	1,660,380	27,692,242
Banco de Sabadell SA	1,867,323	6,892,103
Banco Santander SA	5,291,875	45,461,344
Bankinter SA	245,881	3,509,760
CaixaBank SA	1,153,721	10,854,559
Endesa SA	168,019	4,860,690
Ferrovial SE	161,066	8,256,712
Iberdrola SA	2,572,182	45,209,487
International Consolidated Airlines Group SA, Class DI	365,401	1,831,853
		166,161,962
Sweden — 1.1%
AddTech AB, Class B	61,507	2,067,754
Lifco AB, Class B	69,843	2,487,883
Saab AB, Class B	210,566	11,453,522
Securitas AB, Class B	150,678	2,236,263
Svenska Handelsbanken AB, Class A	505,056	6,153,792
Tele2 AB, Class B	222,660	3,441,235
Telefonaktiebolaget LM Ericsson, Class B	536,566	3,897,390
Telia Co. AB	839,661	2,965,439
		34,703,278
Switzerland — 7.4%
Amrize Ltd.(a)	121,647	6,149,370
Baloise Holding AG, Registered	14,236	3,411,869
Banque Cantonale Vaudoise, Registered	8,629	998,585
BKW AG	6,038	1,348,120
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	296	4,354,329
Chocoladefabriken Lindt & Spruengli AG, Registered	29	4,240,445
Galderma Group AG	35,216	5,427,423
Givaudan SA, Registered	1,169	4,886,826
Helvetia Holding AG, Registered	17,864	4,295,961
Holcim AG	121,499	9,689,535
Lonza Group AG, Registered	14,378	10,021,019
Novartis AG, Registered	283,785	32,319,435
Security	Shares	Value
Switzerland (continued)
Roche Holding AG, Bearer	5,911	$1,964,432
Roche Holding AG, NVS	149,350	46,608,107
Sandoz Group AG	56,683	3,241,638
Schindler Holding AG, Participation Certificates, NVS	13,944	5,042,651
Schindler Holding AG, Registered	8,113	2,845,466
Swiss Life Holding AG, Registered	10,487	10,862,409
Swiss Prime Site AG, Registered	41,913	5,796,933
Swiss Re AG	144,077	25,789,978
Zurich Insurance Group AG	52,521	35,824,899
		225,119,430
United Kingdom — 13.6%
3i Group PLC	395,345	21,602,488
Admiral Group PLC	66,611	3,002,589
Aviva PLC	744,973	6,365,052
BAE Systems PLC	1,105,178	26,370,228
Barclays PLC	4,480,171	21,899,157
British American Tobacco PLC	728,279	39,019,241
BT Group PLC	2,200,427	6,009,446
Centrica PLC	1,572,373	3,417,950
Coca-Cola HBC AG, Class DI	110,938	5,765,691
Experian PLC	125,121	6,592,716
Haleon PLC	1,234,050	5,788,519
HSBC Holdings PLC	4,179,976	50,924,525
Imperial Brands PLC	477,776	18,623,413
Kingfisher PLC	242,068	860,746
Lloyds Banking Group PLC	23,657,810	24,259,844
London Stock Exchange Group PLC	138,011	16,822,846
Marks & Spencer Group PLC	493,301	2,265,529
NatWest Group PLC	2,869,840	19,921,212
Next PLC	38,382	6,230,204
Phoenix Group Holdings PLC	186,088	1,627,353
RELX PLC	512,731	26,642,054
Rolls-Royce Holdings PLC	3,530,006	50,101,272
Sage Group PLC (The)	242,686	3,896,723
Smiths Group PLC	93,092	2,883,634
Standard Chartered PLC	640,787	11,487,362
Tesco PLC	1,562,011	8,776,035
Unilever PLC	378,906	21,984,296
Wise PLC, Class A(a)	161,564	2,158,330
		415,298,455
United States — 1.6%
Spotify Technology SA(a)	79,548	49,840,004
Total Common Stocks — 99.6% (Cost: $2,507,465,927)		3,053,711,248
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	6,329	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $2,507,465,927)		3,053,711,248
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	1,435,127	$1,435,701
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	910,000	910,000
Total Short-Term Securities — 0.1% (Cost: $2,345,701)		2,345,701
Total Investments — 99.7% (Cost: $2,509,811,628)		3,056,056,949
Other Assets Less Liabilities — 0.3%		9,228,665
Net Assets — 100.0%		$3,065,285,614

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,037,609	$398,799 (a)	$—	$(824)	$117	$1,435,701	1,435,127	$20,325 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	580,000	330,000 (a)	—	—	—	910,000	910,000	56,028	—
				$(824)	$117	$2,345,701		$76,353	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	139	09/11/25	$2,688	$102,182
Euro STOXX 50 Index	77	09/19/25	4,693	13,096
FTSE 100 Index	30	09/19/25	3,603	81,320
				$196,598
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Momentum Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$196,598	$—	$—	$—	$196,598

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$262,348	$—	$—	$—	$262,348
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$219,080	$—	$—	$—	$219,080
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,594,549
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$525,165,718	$2,528,545,530	$—	$3,053,711,248
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	2,345,701	—	—	2,345,701
	$527,511,419	$2,528,545,530	$—	$3,056,056,949
Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,096	$183,502	$—	$196,598

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.5%
Aristocrat Leisure Ltd.	784,241	$35,115,862
ASX Ltd.	366,581	16,431,664
BHP Group Ltd.	6,129,312	154,797,084
Brambles Ltd.	2,116,830	32,386,318
Cochlear Ltd.	48,324	9,865,489
Coles Group Ltd.	928,993	12,368,581
Computershare Ltd.	976,895	26,297,428
Evolution Mining Ltd.	1,545,135	6,992,847
Fortescue Ltd.	1,714,001	19,392,646
Insurance Australia Group Ltd.	2,971,530	16,680,437
James Hardie Industries PLC(a)	459,108	12,050,404
Medibank Pvt Ltd.	5,792,099	18,930,916
Pro Medicus Ltd.	79,628	16,351,974
QBE Insurance Group Ltd.	2,661,761	39,485,138
REA Group Ltd.	129,581	19,739,196
Rio Tinto Ltd.	349,140	24,830,110
Stockland	3,310,498	11,736,660
Suncorp Group Ltd.	1,598,430	21,426,574
Telstra Group Ltd.	5,377,037	17,137,050
Wesfarmers Ltd.	1,601,385	87,594,954
Woodside Energy Group Ltd.	2,645,058	44,760,668
		644,372,000
Austria — 0.2%
OMV AG	219,984	11,203,427
Verbund AG	113,990	8,487,636
		19,691,063
Belgium — 0.2%
Ageas SA	266,663	18,131,022
Lotus Bakeries NV	361	3,052,043
		21,183,065
Canada — 7.4%
Agnico Eagle Mines Ltd.	319,530	39,666,827
Alimentation Couche-Tard Inc.	466,253	24,227,927
ARC Resources Ltd.	767,010	14,973,745
Barrick Mining Corp.	1,119,860	23,640,232
Brookfield Asset Management Ltd., Class A	828,562	51,091,467
Canadian National Railway Co.	674,356	62,967,797
CCL Industries Inc., Class B, NVS	139,287	7,785,637
Celestica Inc.(a)	127,626	25,515,068
CGI Inc.	190,526	18,367,828
Constellation Software Inc./Canada	19,158	66,094,547
FirstService Corp.	50,155	9,886,211
Franco-Nevada Corp.	143,310	22,828,654
Great-West Lifeco Inc.	506,910	19,034,734
iA Financial Corp. Inc.	168,322	16,476,265
IGM Financial Inc.	130,684	4,327,210
Imperial Oil Ltd.	412,549	34,397,940
Intact Financial Corp.	302,829	62,593,985
Kinross Gold Corp.	910,504	14,568,327
Lundin Gold Inc.	93,430	4,324,239
Manulife Financial Corp.	2,556,575	79,099,574
Power Corp. of Canada	738,898	29,777,760
Quebecor Inc., Class B	188,141	5,292,824
Sun Life Financial Inc.	831,568	50,700,682
Suncor Energy Inc.	2,025,599	79,892,455
TMX Group Ltd.	421,260	17,128,889
Toromont Industries Ltd.	109,729	11,125,741
Tourmaline Oil Corp.	393,188	16,733,759
Wheaton Precious Metals Corp.	344,609	31,516,204
Security	Shares	Value
Canada (continued)
Whitecap Resources Inc.	1,960,470	$14,799,737
		858,836,265
Denmark — 2.1%
Carlsberg A/S, Class B	84,353	10,516,052
Coloplast A/S, Class B	118,450	10,818,277
Demant A/S(a)	50,644	1,918,779
Genmab A/S(a)	50,784	10,933,664
Novo Nordisk A/S, Class B	3,776,694	175,646,357
Pandora A/S	101,325	16,728,309
Rockwool A/S, Class B	136,253	5,970,690
Tryg A/S	561,747	13,550,414
		246,082,542
Finland — 1.0%
Elisa OYJ	282,437	14,532,136
Fortum OYJ	417,714	7,663,265
Kone OYJ, Class B	782,584	48,057,263
Metso OYJ	782,279	9,824,865
Orion OYJ, Class B	121,170	9,700,716
UPM-Kymmene OYJ	332,305	8,612,602
Wartsila OYJ Abp	703,578	19,438,735
		117,829,582
France — 7.8%
Air Liquide SA	502,601	98,879,932
Amundi SA(b)	77,144	5,700,976
AXA SA	2,404,721	116,795,226
Bureau Veritas SA	409,514	12,611,435
Dassault Aviation SA	22,204	6,913,371
Euronext NV(b)	129,722	20,909,745
FDJ UNITED	147,006	4,585,386
Hermes International SCA	51,434	125,781,222
Legrand SA	283,912	41,935,708
L'Oreal SA	228,598	101,150,717
LVMH Moet Hennessy Louis Vuitton SE	291,127	156,280,398
Publicis Groupe SA	354,149	32,362,735
Schneider Electric SE	606,315	156,910,212
Thales SA	105,359	28,340,903
		909,157,966
Germany — 7.1%
Allianz SE, Registered	703,085	277,843,464
Beiersdorf AG	69,595	8,648,022
Brenntag SE	110,451	6,852,282
CTS Eventim AG & Co. KGaA	128,224	14,479,614
Deutsche Boerse AG	338,657	98,003,011
GEA Group AG	209,986	15,083,344
Hannover Rueck SE	113,616	34,464,659
Henkel AG & Co. KGaA	52,654	3,744,242
Knorr-Bremse AG	82,372	8,221,173
MTU Aero Engines AG	68,183	29,411,297
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	244,734	160,220,155
Nemetschek SE	51,720	7,705,921
Rational AG	10,463	8,076,882
Rheinmetall AG	61,777	122,287,327
Scout24 SE(b)	115,367	15,417,831
Symrise AG, Class A	92,620	8,395,748
Talanx AG(a)	89,082	11,807,555
		830,662,527
Hong Kong — 2.8%
CK Asset Holdings Ltd.	3,331,000	15,263,303
CK Infrastructure Holdings Ltd.	776,500	5,468,880
CLP Holdings Ltd.	1,742,000	15,120,168
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Futu Holdings Ltd., ADR	120,441	$18,509,373
Hang Seng Bank Ltd.	1,157,500	16,860,951
Henderson Land Development Co. Ltd.	1,777,000	6,218,212
HKT Trust & HKT Ltd., Class SS	4,908,000	7,728,025
Hong Kong & China Gas Co. Ltd.	11,883,370	10,606,659
Hong Kong Exchanges & Clearing Ltd.	2,726,500	147,554,897
Power Assets Holdings Ltd.	1,734,500	11,420,116
SITC International Holdings Co. Ltd.	2,797,000	9,067,981
Sun Hung Kai Properties Ltd.	2,492,500	29,604,583
Techtronic Industries Co. Ltd.	1,997,000	23,879,424
Wharf Holdings Ltd. (The)(c)	1,505,005	4,284,951
Wharf Real Estate Investment Co. Ltd.	2,472,000	7,848,137
		329,435,660
Ireland — 0.3%
AIB Group PLC	2,735,635	21,580,466
Kingspan Group PLC	164,884	13,684,033
		35,264,499
Israel — 1.0%
Bank Hapoalim BM	1,855,540	34,797,071
Bank Leumi Le-Israel BM	2,059,341	38,095,288
Check Point Software Technologies Ltd.(a)	137,733	25,645,885
Mizrahi Tefahot Bank Ltd.	229,915	14,202,729
		112,740,973
Italy — 2.7%
Banca Mediolanum SpA	257,078	4,534,542
Enel SpA	7,103,577	62,641,363
Ferrari NV	224,578	98,479,088
FinecoBank Banca Fineco SpA	1,391,885	29,638,820
Generali	1,223,657	45,649,465
Moncler SpA	321,425	17,142,424
Prysmian SpA	303,753	24,258,754
Recordati Industria Chimica e Farmaceutica SpA	77,637	4,452,768
Terna - Rete Elettrica Nazionale	1,172,129	11,341,456
Unipol Gruppo SpA	685,889	13,757,357
		311,896,037
Japan — 12.7%
Advantest Corp.	988,300	65,721,054
Asics Corp.	903,000	21,228,886
Bandai Namco Holdings Inc.	731,700	23,660,923
Capcom Co. Ltd.	609,500	15,515,269
Chugai Pharmaceutical Co. Ltd.	566,000	27,132,302
Daifuku Co. Ltd.	478,800	12,121,393
Daito Trust Construction Co. Ltd.	201,600	20,639,336
Daiwa House Industry Co. Ltd.	1,168,300	38,625,062
Disco Corp.	119,300	35,256,308
Fast Retailing Co. Ltd.	232,800	71,010,913
Fuji Electric Co. Ltd.	150,200	7,467,671
Fujikura Ltd.	299,500	20,330,787
Fujitsu Ltd.	1,705,300	37,148,113
Hoya Corp.	299,100	37,735,258
Japan Exchange Group Inc.	2,094,300	20,466,290
KDDI Corp.	4,239,900	69,583,549
Kikkoman Corp.	486,100	4,270,369
Kobe Bussan Co. Ltd.	134,200	3,573,653
Konami Group Corp.	160,400	21,775,698
Lasertec Corp.	144,600	14,568,259
MonotaRO Co. Ltd.	480,400	8,554,442
MS&AD Insurance Group Holdings Inc.	2,935,900	62,728,627
Nexon Co. Ltd.	481,500	8,810,508
Nintendo Co. Ltd.	1,617,200	135,163,767
Nippon Building Fund Inc.	10,878	9,978,689
Security	Shares	Value
Japan (continued)
Nissin Foods Holdings Co. Ltd.	119,700	$2,270,483
Nitori Holdings Co. Ltd.	71,200	6,029,696
Nitto Denko Corp.	619,600	12,821,940
Nomura Research Institute Ltd.	338,100	13,378,757
Obic Co. Ltd.	291,800	10,388,830
Olympus Corp.	731,000	8,733,291
Oracle Corp./Japan	68,000	7,353,820
Osaka Gas Co. Ltd.	320,300	8,104,016
Pan Pacific International Holdings Corp.	395,100	13,218,561
Recruit Holdings Co. Ltd.	2,079,000	123,349,394
SCREEN Holdings Co. Ltd.	82,500	6,435,817
Secom Co. Ltd.	396,100	14,225,225
Sekisui Chemical Co. Ltd.	359,300	6,232,102
SG Holdings Co. Ltd.	306,900	3,404,874
Shin-Etsu Chemical Co. Ltd.	1,515,500	43,611,398
Shionogi & Co. Ltd.	424,200	7,094,455
SMC Corp.	51,600	17,955,428
Sompo Holdings Inc.	1,580,300	46,598,350
Subaru Corp.	541,800	9,966,850
Suzuki Motor Corp.	1,518,600	16,685,728
Toho Co. Ltd./Tokyo	153,400	9,678,497
Tokio Marine Holdings Inc.	4,333,600	174,006,570
Tokyo Electron Ltd.	638,400	101,491,991
Trend Micro Inc./Japan	152,000	9,268,719
Unicharm Corp.	719,500	4,976,887
ZOZO Inc.	837,400	8,289,731
		1,478,638,536
Netherlands — 6.8%
Adyen NV(a)(b)	56,271	96,513,239
ASM International NV	43,474	21,043,892
ASML Holding NV	660,369	457,683,865
ASR Nederland NV	185,976	12,353,253
BE Semiconductor Industries NV	109,814	14,837,155
Coca-Cola Europacific Partners PLC	144,112	13,967,335
CVC Capital Partners PLC(b)	447,704	8,585,090
EXOR NV	110,040	10,605,260
InPost SA(a)	235,779	3,386,421
Koninklijke KPN NV	5,009,094	22,378,118
Universal Music Group NV	2,733,373	78,630,645
Wolters Kluwer NV	333,252	51,906,970
		791,891,243
New Zealand — 0.0%
Contact Energy Ltd.	602,181	3,227,304
Norway — 0.8%
Aker BP ASA	631,833	15,199,762
Equinor ASA	1,482,304	38,076,786
Gjensidige Forsikring ASA	431,570	11,351,852
Kongsberg Gruppen ASA	848,941	25,369,013
Orkla ASA	507,892	5,341,006
		95,338,419
Portugal — 0.0%
Jeronimo Martins SGPS SA	185,230	4,515,474
Singapore — 2.6%
CapitaLand Ascendas REIT	6,051,900	12,957,885
CapitaLand Integrated Commercial Trust	8,150,900	13,762,472
DBS Group Holdings Ltd.	2,735,580	100,408,012
Oversea-Chinese Banking Corp. Ltd.	5,354,500	69,389,812
Sembcorp Industries Ltd.	1,097,100	6,523,453
Singapore Exchange Ltd.	2,252,047	27,613,704
Singapore Technologies Engineering Ltd.	2,134,000	14,356,015
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
United Overseas Bank Ltd.	1,643,900	$45,672,042
Yangzijiang Shipbuilding Holdings Ltd.	4,503,800	8,833,879
		299,517,274
Spain — 2.4%
CaixaBank SA	4,930,769	46,390,180
Endesa SA	416,685	12,054,450
Iberdrola SA	6,436,559	113,131,002
Industria de Diseno Textil SA	1,874,754	89,551,419
Redeia Corp. SA	120,954	2,344,812
Repsol SA	1,452,438	22,021,504
		285,493,367
Sweden — 3.5%
AddTech AB, Class B	390,401	13,124,572
Alfa Laval AB	388,470	16,878,090
Assa Abloy AB, Class B	1,119,314	37,038,359
Atlas Copco AB, Class A	4,945,460	75,311,363
Atlas Copco AB, Class B	2,923,021	39,557,689
Boliden AB(a)	256,270	7,844,226
Epiroc AB, Class A	929,033	18,908,750
Epiroc AB, Class B	596,387	10,690,826
EQT AB	547,584	18,302,501
Essity AB, Class B	361,196	8,906,194
Evolution AB(b)	278,985	24,818,799
Indutrade AB	334,246	8,116,963
Investment AB Latour, Class B	160,205	4,089,903
Lifco AB, Class B	295,647	10,531,264
Sandvik AB	1,567,615	38,249,271
SKF AB, Class B	372,145	8,668,164
Volvo AB, Class B	2,185,167	62,757,529
		403,794,463
Switzerland — 14.6%
ABB Ltd., Registered	3,071,554	200,566,607
Amrize Ltd.(a)	415,649	21,011,447
Baloise Holding AG, Registered	61,663	14,778,457
BKW AG	30,878	6,894,209
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	653	9,606,002
Chocoladefabriken Lindt & Spruengli AG, Registered	69	10,089,335
Cie Financiere Richemont SA, Class A, Registered	514,054	83,932,773
EMS-Chemie Holding AG, Registered	10,046	7,904,102
Geberit AG, Registered	67,476	51,693,254
Givaudan SA, Registered	9,803	40,979,941
Helvetia Holding AG, Registered	54,334	13,066,319
Holcim AG	415,103	33,104,431
Kuehne + Nagel International AG, Registered	93,611	19,085,307
Logitech International SA, Registered	224,051	20,775,543
Nestle SA, Registered	2,444,662	213,607,387
Novartis AG, Registered	1,876,807	213,744,003
Partners Group Holding AG	58,003	77,973,230
Roche Holding AG, Bearer	36,619	12,169,777
Roche Holding AG, NVS	769,238	240,058,432
Schindler Holding AG, Participation Certificates, NVS	63,766	23,060,075
Schindler Holding AG, Registered	33,829	11,864,820
Sika AG, Registered	138,979	32,796,198
Sonova Holding AG, Registered	44,086	12,000,560
Straumann Holding AG	110,446	13,456,725
Swiss Re AG	391,534	70,085,117
Swisscom AG, Registered	29,648	20,600,448
Temenos AG, Registered	62,515	5,591,632
Security	Shares	Value
Switzerland (continued)
VAT Group AG(b)	50,188	$17,575,267
Zurich Insurance Group AG	292,749	199,685,905
		1,697,757,303
United Kingdom — 17.7%
3i Group PLC	1,190,192	65,034,611
Admiral Group PLC	632,465	28,509,295
Ashtead Group PLC	466,621	31,175,562
AstraZeneca PLC	1,489,636	217,325,430
Auto Trader Group PLC(b)	2,385,129	26,331,323
BAE Systems PLC	3,485,888	83,175,435
British American Tobacco PLC	1,332,994	71,418,254
Bunzl PLC	414,560	12,303,087
Centrica PLC	5,089,343	11,062,973
Coca-Cola HBC AG, Class DI	188,305	9,786,623
Compass Group PLC	2,504,013	87,989,670
Croda International PLC	96,215	3,311,495
Diageo PLC	2,205,915	53,465,965
Experian PLC	1,380,938	72,762,628
GSK PLC	4,359,010	80,179,549
Halma PLC	350,758	15,008,408
Hikma Pharmaceuticals PLC	146,524	3,787,242
Imperial Brands PLC	943,130	36,762,623
Intertek Group PLC	265,670	17,273,858
Land Securities Group PLC	1,067,986	8,121,969
London Stock Exchange Group PLC	715,002	87,155,145
National Grid PLC	4,412,809	62,009,098
Next PLC	180,165	29,244,559
Prudential PLC	2,771,735	35,162,720
Reckitt Benckiser Group PLC	874,653	65,551,533
RELX PLC	3,120,808	162,160,539
Rio Tinto PLC	1,235,231	73,569,597
Sage Group PLC (The)	1,373,172	22,048,538
Schroders PLC	1,282,594	6,592,722
Segro PLC	2,067,354	17,619,503
Shell PLC	8,269,423	297,146,024
Smiths Group PLC	414,502	12,839,685
Spirax Group PLC	80,992	6,768,392
SSE PLC	1,445,866	35,441,398
Unilever PLC	3,051,713	177,061,754
Wise PLC, Class A(a)	1,765,639	23,587,134
WPP PLC	1,794,752	9,717,482
		2,058,461,823
Total Common Stocks — 99.2% (Cost: $9,819,305,088)		11,555,787,385
Preferred Stocks
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	119,411	6,054,909
Henkel AG & Co. KGaA, Preference Shares, NVS	105,519	8,131,199
		14,186,108
Total Preferred Stocks — 0.1% (Cost: $18,962,742)		14,186,108
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	15,091	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.3% (Cost: $9,838,267,830)		11,569,973,493
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	6,532,400	6,535,013
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	2,750,000	2,750,000
Total Short-Term Securities — 0.1% (Cost: $9,285,013)		9,285,013
Total Investments — 99.4% (Cost: $9,847,552,843)		11,579,258,506
Other Assets Less Liabilities — 0.6%		66,576,461
Net Assets — 100.0%		$11,645,834,967

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,390,242	$—	$(2,855,891)(a)	$681	$(19)	$6,535,013	6,532,400	$27,351 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,180,000	570,000 (a)	—	—	—	2,750,000	2,750,000	130,922	—
				$681	$(19)	$9,285,013		$158,273	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	61	09/11/25	$11,798	$515,332
SPI 200 Index	82	09/18/25	11,466	212,332
Euro STOXX 50 Index	507	09/19/25	30,896	86,697
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Quality Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	143	09/19/25	$17,173	$353,626
				$1,167,987
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,167,987	$—	$—	$—	$1,167,987

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,268,990	$—	$—	$—	$4,268,990
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$814,828	$—	$—	$—	$814,828
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$59,019,023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$963,377,687	$10,592,409,698	$—	$11,555,787,385
Preferred Stocks	—	14,186,108	—	14,186,108
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	9,285,013	—	—	9,285,013
	$972,662,700	$10,606,595,806	$—	$11,579,258,506
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Quality Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$299,029	$868,958	$—	$1,167,987

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
BHP Group Ltd.	673,492	$17,009,184
BlueScope Steel Ltd.	113,565	1,721,678
Fortescue Ltd.	331,814	3,754,228
Qantas Airways Ltd.	313,068	2,171,232
Rio Tinto Ltd.	58,896	4,188,561
Santos Ltd.	437,602	2,201,964
Sonic Healthcare Ltd.	82,725	1,460,828
South32 Ltd.	1,254,847	2,346,613
Vicinity Ltd.	965,290	1,519,848
Woodside Energy Group Ltd.	224,667	3,801,900
		40,176,036
Austria — 0.4%
Erste Group Bank AG	76,245	6,972,138
OMV AG	32,320	1,646,005
		8,618,143
Belgium — 0.9%
Ageas SA	33,875	2,303,238
Anheuser-Busch InBev SA	210,590	12,107,378
Groupe Bruxelles Lambert NV	13,484	1,127,263
KBC Group NV	27,364	2,854,171
Sofina SA	3,319	1,016,351
Syensqo SA	18,633	1,476,773
		20,885,174
Canada — 3.0%
AltaGas Ltd.	51,719	1,527,009
Bank of Nova Scotia (The)	129,484	7,204,043
Barrick Mining Corp.	185,279	3,911,238
BCE Inc.	14,638	341,441
Canadian Tire Corp. Ltd., Class A, NVS	10,579	1,416,896
Cenovus Energy Inc.	125,307	1,907,278
CGI Inc.	51,046	4,921,135
Empire Co. Ltd., NVS	33,997	1,353,893
Fairfax Financial Holdings Ltd.	3,316	5,865,127
iA Financial Corp. Inc.	11,453	1,121,081
Kinross Gold Corp.	159,564	2,553,070
Lundin Mining Corp.	106,339	1,085,953
Magna International Inc.	83,653	3,430,401
Manulife Financial Corp.	303,643	9,394,613
Nutrien Ltd.	101,752	6,037,119
Open Text Corp.	190,229	5,598,685
Power Corp. of Canada	84,901	3,421,530
Quebecor Inc., Class B	28,652	806,044
Rogers Communications Inc., Class B, NVS	109,126	3,644,884
Saputo Inc.	66,461	1,393,878
Teck Resources Ltd., Class B	74,648	2,420,565
West Fraser Timber Co. Ltd.	12,774	885,588
Whitecap Resources Inc.	137,411	1,037,326
		71,278,797
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	1,961	3,847,813
AP Moller - Maersk A/S, Class B, NVS(a)	2,946	5,817,647
Danske Bank A/S	150,734	5,979,840
Genmab A/S(b)	7,240	1,558,753
Orsted A/S(b)(c)	20,139	949,181
		18,153,234
Finland — 0.8%
Fortum OYJ	70,171	1,287,338
Nokia OYJ	3,464,462	14,118,879
Stora Enso OYJ, Class R	156,240	1,607,629
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	87,131	$2,258,240
		19,272,086
France — 11.5%
Alstom SA(b)	147,675	3,463,913
ArcelorMittal SA	294,756	9,189,363
Arkema SA	21,558	1,465,973
AXA SA	227,808	11,064,438
BNP Paribas SA	350,414	31,950,127
Bollore SE	183,527	1,058,595
Bouygues SA	89,256	3,675,251
Capgemini SE	65,040	9,682,915
Carrefour SA	368,480	5,280,689
Cie de Saint-Gobain SA	149,644	17,166,725
Cie Generale des Etablissements Michelin SCA	177,575	6,317,491
Covivio SA/France	8,226	532,566
Credit Agricole SA	352,344	6,484,720
Danone SA	92,375	7,559,675
Eiffage SA	30,327	4,070,957
Engie SA	610,296	13,718,365
Eurazeo SE	15,258	895,336
Eurofins Scientific SE	19,211	1,471,244
Ipsen SA	11,030	1,299,688
Klepierre SA	40,156	1,532,832
Orange SA	618,139	9,402,550
Pernod Ricard SA	31,003	3,186,138
Publicis Groupe SA	48,764	4,456,137
Renault SA	131,056	4,849,174
Rexel SA	77,179	2,332,691
Sanofi SA	350,833	31,494,499
Societe Generale SA	324,469	20,710,371
STMicroelectronics NV	343,230	8,722,827
Teleperformance SE	30,722	2,995,122
TotalEnergies SE	381,441	22,682,566
Unibail-Rodamco-Westfield, New	20,889	2,024,964
Vinci SA	131,483	18,264,141
		269,002,043
Germany — 10.5%
BASF SE	191,694	9,394,803
Bayer AG, Registered	582,930	18,130,126
Bayerische Motoren Werke AG	144,459	13,745,474
Brenntag SE	27,915	1,731,822
Commerzbank AG	262,829	9,584,275
Continental AG	39,181	3,346,471
Daimler Truck Holding AG	224,619	10,926,649
Deutsche Bank AG, Registered	745,352	24,549,304
Deutsche Lufthansa AG, Registered	519,231	4,452,318
Deutsche Post AG, Registered	260,311	11,663,418
Deutsche Telekom AG, Registered	629,172	22,565,819
E.ON SE	361,181	6,589,109
Evonik Industries AG	62,134	1,233,861
Fresenius Medical Care AG	91,569	4,644,509
Fresenius SE & Co. KGaA	177,675	8,480,540
Heidelberg Materials AG	33,439	7,714,193
Henkel AG & Co. KGaA	39,320	2,796,057
Infineon Technologies AG	455,711	17,901,746
Mercedes-Benz Group AG	331,163	18,750,531
Merck KGaA	29,068	3,633,046
RWE AG	210,488	8,635,309
Siemens AG, Registered	138,209	35,202,264
Talanx AG(b)	8,559	1,134,470
		246,806,114
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong — 2.4%
BOC Hong Kong Holdings Ltd.	890,000	$3,996,326
CK Asset Holdings Ltd.	384,000	1,759,564
CK Hutchison Holdings Ltd.	2,446,000	15,921,017
CK Infrastructure Holdings Ltd.	142,500	1,003,626
Henderson Land Development Co. Ltd.	206,000	720,851
Hongkong Land Holdings Ltd.	243,200	1,471,360
Jardine Matheson Holdings Ltd.	138,700	7,531,598
MTR Corp. Ltd.	624,500	2,246,494
Power Assets Holdings Ltd.	256,000	1,685,529
Sino Land Co. Ltd.	2,272,000	2,618,932
SITC International Holdings Co. Ltd.	494,000	1,601,567
Sun Hung Kai Properties Ltd.	565,000	6,710,768
Swire Pacific Ltd., Class A	275,500	2,490,337
WH Group Ltd.(c)	5,583,500	5,589,854
Wharf Real Estate Investment Co. Ltd.	427,000	1,355,645
		56,703,468
Ireland — 0.4%
AIB Group PLC	518,811	4,092,718
Bank of Ireland Group PLC	308,809	4,141,119
		8,233,837
Israel — 1.3%
Bank Hapoalim BM	275,172	5,160,320
Bank Leumi Le-Israel BM	343,957	6,362,783
Check Point Software Technologies Ltd.(b)	17,694	3,294,623
ICL Group Ltd.	162,222	1,010,628
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	321,797	3,077,515
Mizrahi Tefahot Bank Ltd.	26,555	1,640,404
Nice Ltd.(b)	15,469	2,414,883
Teva Pharmaceutical Industries Ltd., ADR(b)	558,150	8,623,417
		31,584,577
Italy — 3.9%
Banco BPM SpA	285,050	3,635,285
BPER Banca SpA	241,529	2,376,770
Enel SpA	1,714,470	15,118,684
Eni SpA	482,961	8,242,856
Intesa Sanpaolo SpA	2,802,275	16,884,433
Mediobanca Banca di Credito Finanziario SpA	79,370	1,747,438
Nexi SpA(c)	177,319	1,012,533
Stellantis NV	1,479,088	13,053,104
Telecom Italia SpA/Milano(b)	3,342,949	1,536,194
Tenaris SA	78,524	1,371,435
UniCredit SpA	339,466	24,975,792
Unipol Gruppo SpA	60,517	1,213,832
		91,168,356
Japan — 29.3%
AGC Inc.	101,300	3,048,590
Aisin Corp.	193,100	2,668,644
ANA Holdings Inc.	66,300	1,229,372
Asahi Group Holdings Ltd.	519,800	6,594,224
Asahi Kasei Corp.	404,300	2,813,020
Astellas Pharma Inc.	312,500	3,240,194
Bridgestone Corp.	133,700	5,408,187
Canon Inc.	567,100	16,107,138
Central Japan Railway Co.	502,100	11,705,045
Chiba Bank Ltd. (The)	119,900	1,117,553
Chubu Electric Power Co. Inc.	404,300	4,944,890
Concordia Financial Group Ltd.	226,000	1,498,658
Dai Nippon Printing Co. Ltd.	174,100	2,681,046
Daito Trust Construction Co. Ltd.	33,100	3,388,701
Daiwa House Industry Co. Ltd.	191,100	6,317,940
Security	Shares	Value
Japan (continued)
Daiwa Securities Group Inc.	168,100	$1,170,287
Denso Corp.	430,400	5,839,417
Dentsu Group Inc.	47,600	938,700
East Japan Railway Co.	228,200	4,891,276
ENEOS Holdings Inc.	706,400	3,707,634
Fuji Electric Co. Ltd.	40,100	1,993,699
FUJIFILM Holdings Corp.	611,000	12,673,499
Fujitsu Ltd.	459,300	10,005,353
Hankyu Hanshin Holdings Inc.	81,900	2,134,449
Hikari Tsushin Inc.	3,100	833,462
Honda Motor Co. Ltd.	1,875,700	19,418,940
Hulic Co. Ltd.	286,700	2,734,459
Idemitsu Kosan Co. Ltd.	197,800	1,271,579
Inpex Corp.	298,600	4,251,691
Isuzu Motors Ltd.	177,300	2,272,278
ITOCHU Corp.	369,400	19,375,989
Japan Airlines Co. Ltd.	56,900	1,129,891
Japan Post Bank Co. Ltd.	437,900	4,887,531
Japan Post Holdings Co. Ltd.	572,100	5,298,027
Japan Post Insurance Co. Ltd.	50,100	1,282,791
Japan Tobacco Inc.	272,700	7,788,208
JFE Holdings Inc.	366,100	4,236,897
Kajima Corp.	153,700	3,850,285
Kansai Electric Power Co. Inc. (The)	487,900	5,857,942
Kawasaki Kisen Kaisha Ltd.	209,500	2,959,583
KDDI Corp.	656,300	10,770,934
Kirin Holdings Co. Ltd.	246,400	3,246,977
Komatsu Ltd.	375,600	12,101,036
Kubota Corp.	423,800	4,752,598
Kyocera Corp.	781,600	9,226,293
Kyowa Kirin Co. Ltd.	47,900	817,634
LY Corp.	501,000	1,831,237
Makita Corp.	54,000	1,671,738
Marubeni Corp.	723,400	14,810,700
MEIJI Holdings Co. Ltd.	65,000	1,314,364
Minebea Mitsumi Inc.	127,100	2,000,347
Mitsubishi Chemical Group Corp.	608,000	3,311,637
Mitsubishi Corp.	1,174,900	23,172,994
Mitsubishi Electric Corp.	487,400	10,962,716
Mitsubishi Estate Co. Ltd.	295,100	5,524,985
Mitsubishi HC Capital Inc.	192,800	1,425,106
Mitsubishi UFJ Financial Group Inc.	1,908,300	26,301,657
Mitsui & Co. Ltd.	1,060,800	21,594,323
Mitsui OSK Lines Ltd.	241,000	8,100,562
Mizuho Financial Group Inc.	546,170	16,020,072
MS&AD Insurance Group Holdings Inc.	142,700	3,048,937
Murata Manufacturing Co. Ltd.	618,000	9,198,360
NEC Corp.	408,200	11,721,819
Nippon Building Fund Inc.	2,220	2,036,467
Nippon Steel Corp.	492,700	9,488,423
Nippon Yusen KK	291,000	10,205,303
Nissan Motor Co. Ltd.(a)(b)	1,325,800	2,811,093
Nomura Holdings Inc.	906,300	5,987,286
NTT Inc.	8,975,700	9,064,213
Obayashi Corp.	215,400	3,171,820
Omron Corp.	40,800	1,051,610
Ono Pharmaceutical Co. Ltd.	148,800	1,663,996
ORIX Corp.	295,300	6,633,336
Osaka Gas Co. Ltd.	129,200	3,268,932
Otsuka Holdings Co. Ltd.	119,700	5,698,881
Panasonic Holdings Corp.	763,900	7,225,973
Renesas Electronics Corp.	1,090,900	13,268,675
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Resona Holdings Inc.	348,000	$3,168,193
Ricoh Co. Ltd.	395,100	3,464,430
SBI Holdings Inc.	59,600	2,214,013
SCREEN Holdings Co. Ltd.	26,400	2,059,461
SCSK Corp.	40,300	1,253,931
Secom Co. Ltd.	75,700	2,718,630
Sekisui Chemical Co. Ltd.	123,200	2,136,919
Sekisui House Ltd.	140,700	2,951,439
Seven & i Holdings Co. Ltd.	493,000	6,499,314
Shionogi & Co. Ltd.	230,300	3,851,610
SoftBank Group Corp.	125,000	9,544,867
Subaru Corp.	279,900	5,148,988
Sumitomo Corp.	622,800	15,918,614
Sumitomo Electric Industries Ltd.	206,300	5,119,270
Sumitomo Metal Mining Co. Ltd.	94,300	2,074,156
Sumitomo Mitsui Financial Group Inc.	759,300	19,154,560
Sumitomo Mitsui Trust Group Inc.	152,300	3,992,508
Suntory Beverage & Food Ltd.	41,100	1,241,044
Suzuki Motor Corp.	408,800	4,491,720
Taisei Corp.	48,300	2,888,044
Takeda Pharmaceutical Co. Ltd.	384,600	10,564,878
TDK Corp.	907,500	11,056,009
TIS Inc.	38,200	1,218,653
Tokyo Gas Co. Ltd.	106,100	3,553,140
Tokyu Corp.	70,100	789,096
Toppan Holdings Inc.	92,700	2,498,100
Toray Industries Inc.	372,700	2,549,214
Toyota Industries Corp.	64,800	6,929,231
Toyota Motor Corp.	2,636,300	46,893,454
Toyota Tsusho Corp.	318,900	7,308,657
West Japan Railway Co.	131,900	2,887,848
Yamaha Motor Co. Ltd.	294,900	2,132,959
Yokogawa Electric Corp.	85,900	2,289,585
		688,632,638
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(c)	166,470	4,812,387
Aegon Ltd.	381,669	2,727,608
AerCap Holdings NV	98,237	10,535,918
ASR Nederland NV	22,223	1,476,139
EXOR NV	21,543	2,076,237
Heineken Holding NV	22,553	1,522,126
ING Groep NV	741,424	17,279,203
JDE Peet's NV	63,802	1,892,053
Koninklijke Ahold Delhaize NV	292,171	11,539,702
Koninklijke Philips NV	199,322	5,205,360
NN Group NV	107,131	7,213,730
Randstad NV	34,697	1,649,129
		67,929,592
Norway — 0.7%
Aker BP ASA	52,903	1,272,667
DNB Bank ASA	122,129	3,089,831
Equinor ASA	144,904	3,722,231
Mowi ASA	117,352	2,185,973
Norsk Hydro ASA	396,795	2,351,800
Orkla ASA	132,802	1,396,549
Yara International ASA	45,108	1,667,514
		15,686,565
Portugal — 0.1%
EDP Renovaveis SA	47,680	559,797
EDP SA	657,401	2,841,524
		3,401,321
Security	Shares	Value
Singapore — 0.9%
Keppel Ltd.	502,700	$3,265,960
Oversea-Chinese Banking Corp. Ltd.	302,700	3,922,737
Sembcorp Industries Ltd.	100,200	595,798
Singapore Airlines Ltd.(a)	564,900	2,950,565
Singapore Telecommunications Ltd.	1,018,300	3,034,684
United Overseas Bank Ltd.	127,500	3,542,299
Wilmar International Ltd.	1,205,000	2,727,344
Yangzijiang Shipbuilding Holdings Ltd.	1,097,600	2,152,863
		22,192,250
Spain — 4.2%
Acciona SA	2,816	540,094
ACS Actividades de Construccion y Servicios SA	44,968	3,103,455
Banco Bilbao Vizcaya Argentaria SA	1,480,985	24,700,247
Banco de Sabadell SA	1,395,860	5,151,980
Banco Santander SA	4,964,120	42,645,672
CaixaBank SA	760,122	7,151,460
Grifols SA(b)	117,501	1,750,780
International Consolidated Airlines Group SA, Class DI	413,404	2,072,505
Repsol SA	516,512	7,831,227
Telefonica SA	846,420	4,368,198
		99,315,618
Sweden — 2.1%
Boliden AB(b)	59,940	1,834,717
Hexagon AB, Class B	278,722	3,062,619
Nordea Bank Abp	431,600	6,297,813
Securitas AB, Class B	154,864	2,298,389
Skanska AB, Class B	100,898	2,353,596
SKF AB, Class B	117,926	2,746,784
Svenska Handelsbanken AB, Class A	227,893	2,776,734
Swedbank AB, Class A	148,938	3,965,925
Telefonaktiebolaget LM Ericsson, Class B	1,189,258	8,638,271
Telia Co. AB	376,825	1,330,837
Trelleborg AB, Class B	37,105	1,348,202
Volvo AB, Class B	396,669	11,392,249
		48,046,136
Switzerland — 4.0%
Amrize Ltd.(b)	75,606	3,821,954
Barry Callebaut AG, Registered	720	876,815
Holcim AG	75,584	6,027,818
Novartis AG, Registered	346,978	39,516,299
Roche Holding AG, NVS	119,042	37,149,798
Sandoz Group AG	97,587	5,580,892
Swatch Group AG (The), Bearer(a)	6,618	1,170,441
		94,144,017
United Kingdom — 16.3%
3i Group PLC	212,150	11,592,325
Anglo American PLC, NVS	156,943	4,416,077
Associated British Foods PLC	122,073	3,534,683
Aviva PLC	301,449	2,575,581
Barclays PLC	5,811,762	28,407,998
Barratt Redrow PLC	293,313	1,444,405
BP PLC	2,600,713	13,940,550
British American Tobacco PLC	1,130,389	60,563,220
BT Group PLC	2,590,461	7,074,643
Centrica PLC	2,096,336	4,556,916
DCC PLC	36,616	2,293,298
Glencore PLC	2,234,817	8,969,039
GSK PLC	1,237,038	22,754,054
Haleon PLC	1,124,726	5,275,716
Hikma Pharmaceuticals PLC	48,171	1,245,088
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
HSBC Holdings PLC	4,179,174	$50,914,755
Imperial Brands PLC	325,987	12,706,771
Informa PLC	282,388	3,229,117
J Sainsbury PLC	922,032	3,686,830
JD Sports Fashion PLC	381,884	428,660
Kingfisher PLC	504,139	1,792,619
Lloyds Banking Group PLC	14,858,521	15,236,635
M&G PLC	419,838	1,445,038
Marks & Spencer Group PLC	384,225	1,764,587
Mondi PLC	78,960	1,067,400
NatWest Group PLC	1,862,672	12,929,879
Pearson PLC	86,504	1,223,249
Phoenix Group Holdings PLC	74,773	653,895
Rio Tinto PLC	240,869	14,346,009
Shell PLC	958,139	34,428,907
Smith & Nephew PLC	198,745	3,037,409
SSE PLC	133,332	3,268,264
Standard Chartered PLC	779,460	13,973,347
Tesco PLC	1,937,449	10,885,404
Vodafone Group PLC	12,433,401	13,480,252
WPP PLC	392,478	2,125,028
		381,267,648
Total Common Stocks — 98.1% (Cost: $1,840,938,720)		2,302,497,650
Preferred Stocks
Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	29,744	2,600,381
Henkel AG & Co. KGaA, Preference Shares, NVS	53,385	4,113,800
Porsche Automobil Holding SE, Preference Shares, NVS	107,635	4,319,831
Security	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, NVS	151,803	$15,873,388
		26,907,400
Total Preferred Stocks — 1.2% (Cost: $34,920,195)		26,907,400
Total Long-Term Investments — 99.3% (Cost: $1,875,858,915)		2,329,405,050
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	6,702,803	6,705,484
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	880,000	880,000
Total Short-Term Securities — 0.3% (Cost: $7,585,354)		7,585,484
Total Investments — 99.6% (Cost: $1,883,444,269)		2,336,990,534
Other Assets Less Liabilities — 0.4%		9,713,211
Net Assets — 100.0%		$2,346,703,745

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,950,313	$3,755,873 (a)	$—	$(29)	$(673)	$6,705,484	6,702,803	$21,629 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	290,000 (a)	—	—	—	880,000	880,000	41,803	—
				$(29)	$(673)	$7,585,484		$63,432	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	19	09/11/25	$3,675	$145,353
Euro STOXX 50 Index	71	09/19/25	4,327	12,133
FTSE 100 Index	29	09/19/25	3,482	76,300
				$233,786
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$233,786	$—	$—	$—	$233,786

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,055,220	$—	$—	$—	$1,055,220
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$183,773	$—	$—	$—	$183,773
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,259,105
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$100,627,636	$2,201,870,014	$—	$2,302,497,650
Preferred Stocks	—	26,907,400	—	26,907,400
Schedule of Investments
18

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Intl Value Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$7,585,484	$—	$—	$7,585,484
	$108,213,120	$2,228,777,414	$—	$2,336,990,534
Derivative Financial Instruments(a)
Assets
Equity Contracts	$12,133	$221,653	$—	$233,786

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
July 31, 2025

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,053,711,248	$11,569,973,493	$2,329,405,050
Investments, at value—affiliated(c)	2,345,701	9,285,013	7,585,484
Cash	5,284	1,166,615	7,756
Foreign currency collateral pledged for futures contracts(d)	654,582	4,883,608	746,765
Foreign currency, at value(e)	5,384,555	29,473,271	10,627,626
Receivables:
Securities lending income—affiliated	5,556	2,601	4,731
Capital shares sold	—	1,270,383	—
Dividends—unaffiliated	2,227,943	5,261,619	2,937,278
Dividends—affiliated	3,272	6,290	2,112
Tax reclaims	3,175,916	35,989,325	2,785,411
Foreign withholding tax claims	85,268	—	—
Total assets	3,067,599,325	11,657,312,218	2,354,102,213
LIABILITIES
Collateral on securities loaned, at value	1,435,701	6,535,013	6,706,465
Payables:
Investments purchased	—	1,362,071	—
Investment advisory fees	783,963	3,042,551	594,919
Professional fees	26,592	18,830	18,830
Variation margin on futures contracts	67,455	518,786	78,254
Total liabilities	2,313,711	11,477,251	7,398,468
Commitments and contingent liabilities
NET ASSETS	$3,065,285,614	$11,645,834,967	$2,346,703,745
NET ASSETS CONSIST OF
Paid-in capital	$2,450,308,692	$10,275,948,186	$1,956,494,653
Accumulated earnings	614,976,922	1,369,886,781	390,209,092
NET ASSETS	$3,065,285,614	$11,645,834,967	$2,346,703,745
NET ASSET VALUE
Shares outstanding	68,600,000	281,000,000	71,700,000
Net asset value	$44.68	$41.44	$32.73
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$2,507,465,927	$9,838,267,830	$1,875,858,915
(b) Securities loaned, at value	$1,358,369	$6,241,727	$6,213,564
(c) Investments, at cost—affiliated	$2,345,701	$9,285,013	$7,585,354
(d) Foreign currency collateral pledged, at cost	$670,891	$4,952,579	$764,897
(e) Foreign currency, at cost	$5,486,854	$30,204,934	$10,977,194
See notes to financial statements.
Statements of Assets and Liabilities
20

Statements of Operations
Year Ended July 31, 2025

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$72,309,097	$278,207,713	$85,180,432
Dividends—affiliated	56,028	130,922	41,803
Interest—unaffiliated	25,465	159,088	37,481
Securities lending income—affiliated—net	20,325	27,351	21,629
Other income—unaffiliated	9,831	65,327	19,621
Foreign taxes withheld	(6,456,881)	(22,810,189)	(6,415,556)
Foreign withholding tax claims	513,568	3,293,397	2,349,339
Total investment income	66,477,433	259,073,609	81,234,749
EXPENSES
Investment advisory	7,436,771	27,204,826	5,797,193
Professional	34,395	73,473	135,314
Interest expense	22,391	258	—
Total expenses	7,493,557	27,278,557	5,932,507
Net investment income	58,983,876	231,795,052	75,302,242
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	212,311,749	(84,738,702)	44,477,359
Investments—affiliated	(824)	681	(29)
Foreign currency transactions	693,905	1,583,683	884,882
Futures contracts	262,348	4,268,990	1,055,220
In-kind redemptions—unaffiliated(a)	16,853,838	47,776,153	19,266,418
	230,121,016	(31,109,195)	65,683,850
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	103,085,270	450,100,039	219,391,043
Investments—affiliated	117	(19)	(673)
Foreign currency translations	(167,486)	1,003,205	(461,907)
Futures contracts	219,080	814,828	183,773
	103,136,981	451,918,053	219,112,236
Net realized and unrealized gain	333,257,997	420,808,858	284,796,086
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$392,241,873	$652,603,910	$360,098,328
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
21
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Intl Momentum Factor ETF		iShares MSCI Intl Quality Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$58,983,876	$39,371,073	$231,795,052	$188,736,809
Net realized gain (loss)	230,121,016	8,393,912	(31,109,195)	1,739,388
Net change in unrealized appreciation (depreciation)	103,136,981	291,496,305	451,918,053	651,543,534
Net increase in net assets resulting from operations	392,241,873	339,261,290	652,603,910	842,019,731
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(70,358,159)	(44,996,621)	(255,920,278)	(201,150,878)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	502,752,451	428,551,206	3,165,152,419	569,492,662
NET ASSETS
Total increase in net assets	824,636,165	722,815,875	3,561,836,051	1,210,361,515
Beginning of year	2,240,649,449	1,517,833,574	8,083,998,916	6,873,637,401
End of year	$3,065,285,614	$2,240,649,449	$11,645,834,967	$8,083,998,916

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
22

Statements of Changes in Net Assets(continued)

	iShares MSCI Intl Value Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$75,302,242	$63,073,338
Net realized gain	65,683,850	52,923,168
Net change in unrealized appreciation (depreciation)	219,112,236	92,565,203
Net increase in net assets resulting from operations	360,098,328	208,561,709
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(84,669,435)	(78,325,829)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	279,921,180	(89,955,082)
NET ASSETS
Total increase in net assets	555,350,073	40,280,798
Beginning of year	1,791,353,672	1,751,072,874
End of year	$2,346,703,745	$1,791,353,672

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
23
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Intl Momentum Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$39.52	$33.73	$30.84	$39.06	$32.99
Net investment income(a)	0.97 (b)	0.79 (b)	0.91 (b)	0.94	0.43
Net realized and unrealized gain (loss)(c)	5.30	5.87	2.76	(6.94)	6.09
Net increase (decrease) from investment operations	6.27	6.66	3.67	(6.00)	6.52
Distributions(d)
From net investment income	(1.11)	(0.87)	(0.78)	(1.11)	(0.45)
From net realized gain	—	—	—	(1.11)	—
Total distributions	(1.11)	(0.87)	(0.78)	(2.22)	(0.45)
Net asset value, end of year	$44.68	$39.52	$33.73	$30.84	$39.06
Total Return(e)
Based on net asset value	16.16%(b)	19.98%(b)	12.09%(b)	(16.09)%	19.80%
Ratios to Average Net Assets(f)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.38%(b)	2.20%(b)	2.89%(b)	2.65%	1.16%
Supplemental Data
Net assets, end of year (000)	$3,065,286	$2,240,649	$1,517,834	$823,407	$831,917
Portfolio turnover rate(g)	109%	70%	101%	100%	104%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for  the years ended July 31, 2025, July 31,
2024 and July 31, 2023 respectively:
•  Net investment income per share by $0.01, $0.01 and $0.00.
•  Total return by 0.02%, 0.03% and 0.00%.
•  Ratio of net investment income to average net assets by 0.02%, 0.03% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Quality Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$39.55	$36.41	$32.80	$39.29	$30.32
Net investment income(a)	1.03 (b)	0.95 (b)	0.95	1.00	0.78
Net realized and unrealized gain (loss)(c)	1.91	3.19	3.45	(6.37)	8.90
Net increase (decrease) from investment operations	2.94	4.14	4.40	(5.37)	9.68
Distributions from net investment income(d)	(1.05)	(1.00)	(0.79)	(1.12)	(0.71)
Net asset value, end of year	$41.44	$39.55	$36.41	$32.80	$39.29
Total Return(e)
Based on net asset value	7.50%(b)	11.48%(b)	13.54%	(13.78)%	32.03%
Ratios to Average Net Assets(f)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.56%(b)	2.55%(b)	2.84%	2.75%	2.18%
Supplemental Data
Net assets, end of year (000)	$11,645,835	$8,083,999	$6,873,637	$4,021,877	$3,744,470
Portfolio turnover rate(g)	20%	27%	28%	32%	37%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025 and
July 31, 2024 respectively:
•  Net investment income per share by $0.01 and $0.01.
•  Total return by 0.03% and 0.03%.
•  Ratio of net investment income to average net assets by 0.04% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Value Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$28.57	$26.41	$22.63	$25.69	$19.05
Net investment income(a)	1.16 (b)	0.99 (b)	1.00 (b)	0.99	0.76
Net realized and unrealized gain (loss)(c)	4.27	2.43	3.71	(2.99)	6.44
Net increase (decrease) from investment operations	5.43	3.42	4.71	(2.00)	7.20
Distributions from net investment income(d)	(1.27)	(1.26)	(0.93)	(1.06)	(0.56)
Net asset value, end of year	$32.73	$28.57	$26.41	$22.63	$25.69
Total Return(e)
Based on net asset value	19.49%(b)	13.34%(b)	21.19%(b)	(8.02)%	37.95%
Ratios to Average Net Assets(f)
Total expenses	0.31%	0.30%	0.30%	0.30%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.30%	N/A	0.30%	N/A	N/A
Net investment income	3.90%(b)	3.72%(b)	4.24%(b)	3.96%	3.18%
Supplemental Data
Net assets, end of year (000)	$2,346,704	$1,791,354	$1,751,073	$1,407,888	$1,125,168
Portfolio turnover rate(g)	16%	16%	14%	17%	24%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024 and July 31, 2023 respectively:
•  Net investment income per share by $0.03, $0.00 and $0.01.
•  Total return by 0.11%, 0.02% and 0.03%.
•  Ratio of net investment income to average net assets by 0.11%, 0.02% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Intl Momentum Factor	Diversified
MSCI Intl Quality Factor	Diversified
MSCI Intl Value Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
27
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements
28

Notes to Financial Statements  (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Intl Momentum Factor
Jefferies LLC	$637,779	$(637,779)	$—	$—
Wells Fargo Securities LLC	720,590	(720,590)	—	—
	$1,358,369	$(1,358,369)	$—	$—
MSCI Intl Quality Factor
BNP Paribas SA	$643,363	$(643,363)	$—	$—
BofA Securities, Inc.	330,267	(330,267)	—	—
Goldman Sachs & Co.	5,268,097	(5,268,097)	—	—
	$6,241,727	$(6,241,727)	$—	$—
29
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Intl Value Factor
Goldman Sachs & Co. LLC	$2,707,834	$(2,707,834)	$—	$—
Morgan Stanley	3,087,877	(3,087,877)	—	—
State Street Bank & Trust Co.	417,853	(417,853)	—	—
	$6,213,564	$(6,213,564)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI Intl Momentum Factor	0.30%
MSCI Intl Quality Factor	0.30
MSCI Intl Value Factor	0.30
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be,
Notes to Financial Statements
30

Notes to Financial Statements  (continued)
respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Intl Momentum Factor	$6,863
MSCI Intl Quality Factor	8,975
MSCI Intl Value Factor	7,045
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Intl Momentum Factor	$845,170,378	$555,463,843	$41,391,738
MSCI Intl Quality Factor	645,326,321	468,902,641	(49,956,557)
MSCI Intl Value Factor	184,405,797	157,931,251	36,018,386
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Intl Momentum Factor	$2,760,764,219	$2,711,553,000
MSCI Intl Quality Factor	2,009,750,591	1,838,196,787
MSCI Intl Value Factor	358,387,048	302,270,087
31
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended July 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Intl Momentum Factor	$510,390,853	$72,101,857
MSCI Intl Quality Factor	3,104,585,790	154,276,234
MSCI Intl Value Factor	272,941,604	63,790,469
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Intl Momentum Factor	$16,251,845	$ (16,251,845)
MSCI Intl Quality Factor	47,183,585	(47,183,585)
MSCI Intl Value Factor	16,771,856	(16,771,856)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
MSCI Intl Momentum Factor
Ordinary income	$70,358,159	$44,996,621
MSCI Intl Quality Factor
Ordinary income	$255,920,278	$201,150,878
MSCI Intl Value Factor
Ordinary income	$84,669,435	$78,325,829
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Intl Momentum Factor	$10,069,185	$67,957,487	$—	$536,950,250	$614,976,922
MSCI Intl Quality Factor	39,938,547	—	(338,685,244)	1,668,633,478	1,369,886,781
MSCI Intl Value Factor	15,311,014	—	(31,228,461)	406,126,539	390,209,092

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended July 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
MSCI Intl Momentum Factor	$131,443,316
MSCI Intl Value Factor	44,358,044
Notes to Financial Statements
32

Notes to Financial Statements  (continued)
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Intl Momentum Factor	$2,519,261,835	$573,184,498	$(36,287,202)	$536,897,296
MSCI Intl Quality Factor	9,913,297,253	1,955,359,582	(288,670,665)	1,666,688,917
MSCI Intl Value Factor	1,930,757,179	516,152,951	(109,774,243)	406,378,708
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
33
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Intl Momentum Factor
Shares sold	13,800,000	$575,329,914	11,700,000	$428,551,206
Shares redeemed	(1,900,000)	(72,577,463)	—	—
	11,900,000	$502,752,451	11,700,000	$428,551,206
MSCI Intl Quality Factor
Shares sold	80,600,000	$3,319,940,552	19,100,000	$707,357,611
Shares redeemed	(4,000,000)	(154,788,133)	(3,500,000)	(137,864,949)
	76,600,000	$3,165,152,419	15,600,000	$569,492,662
MSCI Intl Value Factor
Shares sold	11,200,000	$344,402,606	4,300,000	$116,907,773
Shares redeemed	(2,200,000)	(64,481,426)	(7,900,000)	(206,862,855)
	9,000,000	$279,921,180	(3,600,000)	$(89,955,082)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes,
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI Intl Momentum Factor ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of July 31, 2025, is $85,268 or $0.00 per share.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Intl Momentum Factor ETF,  iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF are able to pass through to shareholders as a foreign tax credit in the current year,  each of the Funds will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
35
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI Intl Momentum Factor ETF
iShares MSCI Intl Quality Factor ETF
iShares MSCI Intl Value Factor ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
36

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Dividend Income
MSCI Intl Momentum Factor	$66,668,916
MSCI Intl Quality Factor	252,991,806
MSCI Intl Value Factor	79,233,255
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Intl Momentum Factor	$72,400,509	$5,823,188
MSCI Intl Quality Factor	278,247,442	18,664,097
MSCI Intl Value Factor	85,199,387	3,717,822
37
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
38

Board Review and Approval of Investment Advisory Contract
iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
39
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
40

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Intl Value Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
41
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
Board Review and Approval of Investment Advisory Contract
42

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
43
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
44

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July 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Core MSCI EAFE ETF | IEFA | Cboe BZX Exchange
• iShares Core MSCI Europe ETF | IEUR | NYSE Arca
• iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca
• iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
• iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Schedule of Investments
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.5%
Abacus Group	3,458,446	$2,671,421
Abacus Storage King	3,457,794	3,544,973
Accent Group Ltd.	2,206,890	2,102,223
AGL Energy Ltd.	4,001,235	24,936,084
ALS Ltd.	3,180,217	36,971,536
Amotiv Ltd.(a)	990,982	5,577,524
AMP Ltd.	17,242,375	17,640,919
Ampol Ltd.	1,570,819	27,463,962
Ansell Ltd.	980,709	18,775,343
ANZ Group Holdings Ltd.	19,221,600	377,195,012
APA Group	8,540,903	45,936,272
ARB Corp. Ltd.	564,202	12,099,175
Arena REIT	2,493,009	5,866,077
Aristocrat Leisure Ltd.	3,684,111	164,962,981
ASX Ltd.	1,249,177	55,993,235
Atlas Arteria Ltd.	7,174,482	23,698,608
AUB Group Ltd.	743,198	16,143,207
Aurizon Holdings Ltd.	11,416,455	23,698,585
Aussie Broadband Ltd.	1,418,048	4,088,584
Austal Ltd.(b)	2,689,227	11,285,501
Bank of Queensland Ltd.	4,239,979	20,656,478
Bapcor Ltd.	2,354,358	5,809,737
Beach Energy Ltd.	10,350,010	7,758,073
Bega Cheese Ltd.	2,021,115	6,729,634
Bellevue Gold Ltd.(b)	9,321,834	4,805,271
Bendigo & Adelaide Bank Ltd.	3,682,804	28,852,032
BHP Group Ltd.	33,131,534	836,743,970
BlueScope Steel Ltd.	2,906,381	44,061,578
Boss Energy Ltd. (a)(b)	2,736,039	3,012,140
Brambles Ltd.	8,984,681	137,460,607
Breville Group Ltd.	678,211	14,183,787
Brickworks Ltd.	548,177	11,504,423
BWP Trust(b)	3,728,572	8,578,277
Capricorn Metals Ltd.(b)	2,479,356	14,201,379
CAR Group Ltd.	2,543,119	61,898,297
Catalyst Metals Ltd.(b)	1,395,917	4,524,391
Centuria Capital Group	3,899,606	4,613,807
Centuria Industrial REIT	3,874,495	7,885,526
Centuria Office REIT	955,261	777,650
Challenger Ltd.	3,409,332	17,918,116
Champion Iron Ltd.	2,461,638	6,504,275
Charter Hall Group	3,094,326	39,865,325
Charter Hall Long Wale REIT	4,489,306	11,911,031
Charter Hall Retail REIT	3,085,539	7,668,945
Charter Hall Social Infrastructure REIT	621,064	1,179,975
Cleanaway Waste Management Ltd.	14,326,240	26,402,109
Cochlear Ltd.	427,855	87,347,878
Codan Ltd.	756,564	10,115,413
Coles Group Ltd.	8,813,892	117,347,853
Collins Foods Ltd.	675,595	4,012,657
Commonwealth Bank of Australia	10,926,550	1,240,485,968
Computershare Ltd.	3,447,890	92,815,133
Corporate Travel Management Ltd.	837,058	8,366,632
Credit Corp. Group Ltd.	429,041	4,228,175
Cromwell Property Group	14,017,107	3,727,099
CSL Ltd.	3,155,923	545,924,831
Data#3 Ltd.	739,223	3,556,676
Deep Yellow Ltd.(b)	6,354,720	6,054,683
Deterra Royalties Ltd.	2,846,355	7,537,057
Dexus	7,037,188	31,770,134
Security	Shares	Value
Australia (continued)
Dexus Industria REIT	540,746	$973,917
Dicker Data Ltd.(a)	493,594	2,752,576
DigiCo Infrastructure REIT	2,260,331	4,755,896
Domain Holdings Australia Ltd.	1,404,864	3,973,029
Domino's Pizza Enterprises Ltd.	439,552	5,130,178
Downer EDI Ltd.	4,438,148	19,570,555
Dyno Nobel Ltd.	12,003,451	22,572,048
Eagers Automotive Ltd.	905,777	11,343,675
Elders Ltd.	1,229,085	5,694,270
Emerald Resources NL(b)	3,508,778	7,701,362
Endeavour Group Ltd./Australia	9,800,977	25,665,664
Evolution Mining Ltd.	13,778,668	62,358,382
EVT Ltd.	660,446	7,163,830
Firefinch Ltd., NVS(c)	5,815,203	261,600
Flight Centre Travel Group Ltd.	1,223,721	9,333,050
Fortescue Ltd.	11,018,942	124,671,129
G8 Education Ltd.	4,845,748	2,793,565
Genesis Minerals Ltd.(a)(b)	6,649,168	15,617,298
Gold Road Resources Ltd.	8,192,864	16,412,754
Goodman Group	13,230,319	295,809,650
GPT Group (The)	12,910,057	42,055,891
GrainCorp Ltd., Class A	1,504,845	7,302,617
Greatland Resources Ltd.(b)	2,800,660	8,950,832
Growthpoint Properties Australia Ltd.	854,583	1,341,290
Guzman y Gomez Ltd.(a)(b)	128,032	2,252,352
Hansen Technologies Ltd.	751,506	2,886,823
Harvey Norman Holdings Ltd.	3,573,955	13,251,648
Healius Ltd.(a)	4,309,380	2,113,995
Helia Group Ltd.	2,558,386	8,282,785
HMC Capital Ltd.	1,807,187	4,115,337
HomeCo Daily Needs REIT	10,989,745	9,033,875
HUB24 Ltd.	547,820	37,183,374
IDP Education Ltd.	1,916,105	4,335,110
IGO Ltd.	4,355,950	12,254,023
Iluka Resources Ltd.	2,742,364	8,984,061
Imdex Ltd.	3,062,939	5,947,612
Ingenia Communities Group	2,419,373	8,131,888
Inghams Group Ltd.	2,339,350	5,181,601
Insignia Financial Ltd.(b)	3,737,447	10,766,763
Insurance Australia Group Ltd.	15,399,414	86,443,334
IperionX Ltd.(b)	1,674,855	6,305,485
IPH Ltd.	1,768,027	5,932,861
IRESS Ltd.	1,213,285	6,155,700
James Hardie Industries PLC(b)	3,799,479	99,726,551
JB Hi-Fi Ltd.	732,541	52,173,039
Judo Capital Holdings Ltd.(b)	5,089,375	4,908,372
Karoon Energy Ltd.	5,365,732	6,417,384
Kelsian Group Ltd.	1,063,713	2,539,557
Lendlease Corp. Ltd.	4,183,332	14,060,201
Leo Lithium Ltd.(a)(c)	5,416,655	695,506
Lifestyle Communities Ltd.	632,041	1,787,819
Liontown Resources Ltd.(a)(b)	11,013,880	5,438,208
Lottery Corp. Ltd. (The)	14,579,350	50,566,726
Lovisa Holdings Ltd.	417,897	9,077,470
Lynas Rare Earths Ltd.(a)(b)	5,673,262	38,120,922
MA Financial Group Ltd.	413,650	2,163,457
Maas Group Holdings Ltd.(a)	430,399	1,136,197
MAC Copper Ltd.(a)(b)	446,740	5,263,757
Macquarie Group Ltd.	2,356,421	326,329,918
Macquarie Technology Group Ltd.(b)	22,401	997,739
Magellan Financial Group Ltd.	1,142,519	7,769,198
McMillan Shakespeare Ltd.	519,031	5,936,838

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Medibank Pvt Ltd.	18,340,435	$59,943,940
Megaport Ltd.(a)(b)	1,026,818	9,807,814
Mesoblast Ltd.(a)(b)	6,193,271	9,361,809
Metcash Ltd.	6,761,427	16,879,936
Mineral Resources Ltd.(a)(b)	1,180,910	21,329,822
Mirvac Group	25,927,430	37,200,400
Monadelphous Group Ltd.	671,906	8,377,110
Myer Holdings Ltd.(a)	3,412,848	1,317,408
Nanosonics Ltd.(b)	1,637,229	4,240,520
National Australia Bank Ltd.	19,945,857	494,989,225
National Storage REIT	8,595,112	13,179,403
Netwealth Group Ltd.	826,870	19,732,772
Neuren Pharmaceuticals Ltd.(a)(b)	776,275	8,512,263
New Hope Corp. Ltd.	3,581,520	9,565,353
NEXTDC Ltd.(a)(b)	4,417,995	40,681,316
nib holdings Ltd.	3,220,530	15,290,301
Nick Scali Ltd.(a)	433,024	5,319,116
Nickel Industries Ltd.	11,563,520	5,432,404
Nine Entertainment Co. Holdings Ltd.	9,792,147	10,637,425
Northern Star Resources Ltd.	9,059,176	90,005,875
NRW Holdings Ltd.	2,698,982	5,572,975
Nufarm Ltd./Australia(b)	2,071,161	3,420,188
Nuix Ltd.(b)	1,318,063	1,983,102
Objective Corp. Ltd.	41,391	506,729
Ora Banda Mining Ltd.(b)	8,535,986	3,538,097
Orica Ltd.	3,257,098	44,479,116
Origin Energy Ltd.	11,261,385	84,210,508
Orora Ltd.	9,152,567	12,147,429
Paladin Energy Ltd.(a)(b)	2,625,558	10,282,616
Pantoro Gold Ltd.(b)	1,750,650	4,084,603
Perenti Ltd.	4,086,634	4,584,859
Perpetual Ltd.	685,068	9,199,911
Perseus Mining Ltd.	9,549,578	19,936,720
PEXA Group Ltd.(b)	953,273	9,680,098
Pilbara Minerals Ltd.(b)	20,497,405	20,798,888
Pinnacle Investment Management Group Ltd.	1,096,078	15,553,564
PolyNovo Ltd.(b)	4,157,368	3,395,908
Premier Investments Ltd.	706,565	9,554,380
Pro Medicus Ltd.(a)	383,299	78,712,203
PWR Holdings Ltd.(a)	541,687	2,714,538
Qantas Airways Ltd.	5,168,677	35,846,515
QBE Insurance Group Ltd.	9,791,470	145,248,783
Qube Holdings Ltd.	10,456,594	29,159,268
Ramelius Resources Ltd.	11,893,368	19,135,002
Ramsay Health Care Ltd.	1,289,643	31,924,705
REA Group Ltd.	355,107	54,093,783
Reece Ltd.	1,457,381	12,618,827
Region Group	7,888,615	11,805,853
Regis Healthcare Ltd.	1,083,750	5,790,115
Regis Resources Ltd.(b)	5,150,421	13,430,346
Reliance Worldwide Corp. Ltd.	5,491,927	15,097,294
Resolute Mining Ltd.(b)	12,235,487	4,823,475
Rio Tinto Ltd.	2,545,187	181,008,402
Sandfire Resources Ltd.(b)	3,247,738	21,849,386
Santos Ltd.	21,184,028	106,595,622
Scentre Group	33,772,598	80,825,892
SEEK Ltd.	2,374,463	36,627,684
Service Stream Ltd.	2,539,298	3,228,268
SGH Ltd.	1,345,661	44,012,973
Sigma Healthcare Ltd.(a)	30,093,165	55,585,551
Silex Systems Ltd.(a)(b)	1,191,554	3,205,040
Sims Ltd.	1,089,908	10,575,814
Security	Shares	Value
Australia (continued)
SiteMinder Ltd.(b)	1,561,656	$5,178,759
SmartGroup Corp. Ltd.	736,656	3,727,669
Sonic Healthcare Ltd.	2,990,491	52,808,603
South32 Ltd.	29,672,834	55,489,371
Stanmore Resources Ltd.(a)	2,082,738	2,820,846
Steadfast Group Ltd.	6,937,592	26,403,637
Stockland	15,684,614	55,606,431
Suncorp Group Ltd.	7,037,378	94,334,378
Super Retail Group Ltd.	1,055,356	10,323,007
Superloop Ltd.(b)	1,705,283	3,653,940
Tabcorp Holdings Ltd.	13,457,056	6,647,888
Technology One Ltd.	1,954,632	51,130,294
Telix Pharmaceuticals Ltd.(a)(b)	1,802,390	24,146,952
Telstra Group Ltd.	26,369,653	84,042,208
Temple & Webster Group Ltd.(b)	662,811	10,330,365
Transurban Group	20,216,341	178,911,026
Treasury Wine Estates Ltd.	5,435,215	26,282,672
Tuas Ltd.(b)	749,296	2,568,445
Vault Minerals Ltd.(b)	45,647,784	10,567,427
Ventia Services Group Pty. Ltd.	5,758,507	19,174,604
Vicinity Ltd.	25,158,716	39,612,370
Viva Energy Group Ltd.(d)	7,275,741	9,736,572
Vulcan Energy Resources Ltd.(a)(b)	570,620	1,326,133
Vulcan Steel Ltd.	447,465	1,726,764
WA1 Resources Ltd.(a)(b)	258,534	2,590,990
Washington H Soul Pattinson & Co. Ltd.	1,548,455	40,228,945
Waypoint REIT Ltd.	4,257,380	6,865,540
WEB Travel Group Ltd.(b)	2,579,496	7,364,972
Wesfarmers Ltd.	7,437,582	406,831,993
West African Resources Ltd.(b)	6,922,130	10,363,811
Westgold Resources Ltd.	6,186,163	10,100,688
Westpac Banking Corp.	22,287,123	481,181,827
Whitehaven Coal Ltd.	5,701,464	23,383,401
WiseTech Global Ltd.	1,314,825	99,585,046
Woodside Energy Group Ltd.	12,408,444	209,980,366
Woolworths Group Ltd.	7,994,200	161,387,692
Worley Ltd.	3,210,314	27,320,034
Xero Ltd.(b)	1,071,563	123,401,791
Yancoal Australia Ltd.	2,567,249	10,368,467
Zip Co. Ltd.(a)(b)	8,185,979	16,600,894
		10,521,076,848
Austria — 0.4%
ANDRITZ AG	435,089	30,278,241
BAWAG Group AG(d)	538,980	68,023,284
CA Immobilien Anlagen AG	310,371	8,265,928
CPI Europe AG(a)(b)	270,884	5,626,844
DO & CO AG	49,370	11,137,890
Erste Group Bank AG	2,028,710	185,513,088
EVN AG	238,181	6,436,424
Lenzing AG(a)(b)	135,121	3,779,683
Oesterreichische Post AG	217,893	7,600,260
OMV AG	914,067	46,551,943
Palfinger AG	23,678	984,784
Porr AG	28,554	959,978
Raiffeisen Bank International AG	871,508	25,164,280
SBO AG	46,824	1,549,544
UNIQA Insurance Group AG	893,361	12,870,383
Verbund AG	443,750	33,041,393
Vienna Insurance Group AG Wiener Versicherung Gruppe	271,782	14,340,478
voestalpine AG	700,635	19,288,837
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Austria (continued)
Wienerberger AG	727,359	$24,382,815
		505,796,077
Belgium — 1.1%
Ackermans & van Haaren NV	153,842	37,736,856
Aedifica SA	307,333	22,616,009
Ageas SA	958,391	65,163,177
Anheuser-Busch InBev SA	6,443,151	370,433,841
Argenx SE(b)	399,166	268,091,505
Azelis Group NV	1,058,405	16,444,009
Barco NV	463,151	7,218,613
Bekaert SA	260,280	10,720,238
Cofinimmo SA	250,066	21,706,318
Colruyt Group NV	304,461	13,005,615
Deme Group NV	51,113	7,650,033
D'ieteren Group	146,230	28,885,254
Elia Group SA, Class B	320,296	36,953,575
Fagron	507,080	12,538,500
Galapagos NV(a)(b)	288,833	9,451,781
Groupe Bruxelles Lambert NV	581,528	48,615,762
KBC Ancora	287,668	20,912,334
KBC Group NV	1,477,502	154,109,191
Kinepolis Group NV	106,992	4,427,407
Lotus Bakeries NV	2,717	22,970,642
Melexis NV	137,713	10,532,943
Montea NV	102,161	7,605,835
Ontex Group NV(a)(b)	444,828	3,448,886
Proximus SADP	875,573	7,274,899
Recticel SA	161,972	1,970,968
Retail Estates NV	60,842	4,520,322
Shurgard Self Storage Ltd.(a)	175,805	6,976,342
Sofina SA	101,909	31,206,773
Solvay SA	466,598	14,619,736
Syensqo SA	484,112	38,368,690
Tessenderlo Group SA	231,817	6,896,231
UCB SA	821,598	176,524,303
Umicore SA	1,280,494	20,236,637
Vastned NV	129,582	4,381,103
VGP NV	87,428	9,193,902
Warehouses De Pauw CVA	1,187,602	27,714,063
Xior Student Housing NV	195,524	6,900,065
		1,558,022,358
Canada — 0.0%
Southern Cross Gold Consolidated Ltd., NVS(a)(b)	451,692	1,573,317
China — 0.0%
CARsgen Therapeutics Holdings Ltd.(a)(b)(d)	2,506,000	6,906,662
Mobvista Inc.(b)(d)	3,190,000	3,631,097
United Energy Group Ltd.(a)	50,510,000	3,659,343
		14,197,102
Denmark — 1.9%
ALK-Abello A/S(b)	917,355	26,615,969
Alm Brand A/S	5,689,936	15,710,774
Ambu A/S, Class B	1,198,521	17,495,880
AP Moller - Maersk A/S, Class A	17,624	34,581,267
AP Moller - Maersk A/S, Class B, NVS(a)	29,230	57,722,269
Bavarian Nordic A/S(b)	528,186	19,118,281
Carlsberg A/S, Class B	621,964	77,538,505
cBrain A/S(a)	62,079	2,031,098
Chemometec A/S	108,786	8,396,236
Coloplast A/S, Class B	821,425	75,022,401
D/S Norden A/S	150,255	5,225,391
Security	Shares	Value
Denmark (continued)
Danske Bank A/S	4,427,840	$175,658,933
Demant A/S(b)	562,853	21,325,145
DFDS A/S(b)	228,729	4,106,373
DSV A/S	1,336,311	299,447,118
FLSmidth & Co. A/S	303,415	17,848,792
Genmab A/S(b)	416,418	89,653,723
GN Store Nord A/S(a)(b)	902,952	12,935,276
Gubra AS(a)	36,312	2,022,545
H Lundbeck A/S	1,679,491	8,749,743
ISS A/S	963,918	27,709,116
Jyske Bank A/S, Registered	282,720	28,382,924
Matas A/S(a)	328,817	6,744,735
Netcompany Group A/S(a)(b)(d)	284,070	10,416,782
NKT A/S(b)	355,441	31,269,117
Novo Nordisk A/S, Class B	21,007,275	977,005,636
Novonesis Novozymes B, Class B	2,296,988	148,609,411
NTG Nordic Transport Group A/S, Class A(a)(b)	67,640	2,027,170
Orsted A/S(b)(d)	1,095,056	51,611,628
Pandora A/S	539,547	89,076,823
Per Aarsleff Holding A/S	151,337	16,298,544
Ringkjoebing Landbobank A/S	186,601	41,136,459
Rockwool A/S, Class B	633,543	27,762,242
Royal Unibrew A/S	319,427	23,939,627
Scandinavian Tobacco Group A/S, Class A(d)	394,478	5,168,637
Schouw & Co. A/S	88,537	8,338,834
Sydbank A/S	374,791	27,767,223
TORM PLC, Class A(a)	356,257	6,574,203
Tryg A/S	2,163,005	52,175,823
Vestas Wind Systems A/S	6,606,698	120,625,684
Zealand Pharma A/S(b)	415,987	21,522,268
		2,695,368,605
Finland — 0.9%
Citycon OYJ	657,510	2,831,821
Elisa OYJ	932,244	47,966,439
Finnair OYJ	259,426	850,397
Fortum OYJ	2,916,267	53,501,023
Harvia OYJ	11,343	657,587
Hiab OYJ, Class B	262,267	17,898,221
Huhtamaki OYJ	642,570	22,116,865
Kalmar OYJ, Class B	262,818	11,860,449
Kemira OYJ	776,668	16,528,556
Kempower OYJ(a)(b)	117,473	2,135,438
Kesko OYJ, Class B	1,804,344	39,243,427
Kojamo OYJ(b)	900,165	11,443,764
Kone OYJ, Class B	2,234,155	137,195,975
Konecranes OYJ	445,892	37,157,095
Mandatum OYJ	2,845,573	19,301,836
Marimekko OYJ	72,326	1,076,301
Metsa Board OYJ, Class B(a)	1,256,455	4,622,375
Metso OYJ	4,101,911	51,517,068
Neste OYJ	2,769,567	43,711,026
Nokia OYJ	34,699,701	141,413,267
Nokian Renkaat OYJ(a)	828,235	7,435,658
Orion OYJ, Class B	717,741	57,461,433
Outokumpu OYJ(a)	2,267,509	8,531,974
Puuilo OYJ	234,907	3,664,980
QT Group OYJ(b)	124,901	8,594,761
Revenio Group OYJ	129,155	3,867,538
Sampo OYJ, Class A	15,869,599	170,339,043
Stora Enso OYJ, Class R	3,864,581	39,764,534
TietoEVRY OYJ	628,740	10,823,077
Tokmanni Group Corp.(a)	251,774	2,465,466

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	3,492,538	$90,518,768
Valmet OYJ	982,507	35,450,624
Wartsila OYJ Abp	3,290,236	90,903,957
YIT OYJ(b)	1,154,641	4,000,370
		1,196,851,113
France — 10.0%
Accor SA	1,273,276	64,534,556
Aeroports de Paris SA	239,457	29,063,961
Air France-KLM, NVS(b)	802,911	10,537,816
Air Liquide SA	3,767,562	741,216,740
Airbus SE	3,868,892	777,860,315
Alstom SA(a)(b)	2,276,081	53,388,492
Altarea SCA	20,355	2,512,303
Alten SA	191,107	15,532,259
Amundi SA(d)	363,219	26,842,047
Antin Infrastructure Partners SA	209,070	3,052,904
Aperam SA	340,670	10,020,470
ArcelorMittal SA	3,092,140	96,401,080
Arkema SA	367,675	25,002,401
Assystem SA	40,280	2,225,525
Aubay	3,120	178,594
AXA SA	11,489,490	558,034,624
Beneteau SACA(a)	191,548	1,778,241
BioMerieux	270,166	38,656,500
BNP Paribas SA	6,614,597	603,107,233
Bollore SE	4,477,817	25,828,314
Bouygues SA	1,273,073	52,420,707
Bureau Veritas SA	2,068,393	63,698,439
Canal+ SA, NVS(b)	4,541,133	14,365,066
Capgemini SE	1,051,314	156,515,742
Carmila SA	383,451	7,533,750
Carrefour SA	3,536,288	50,678,561
Cie de Saint-Gobain SA	2,924,791	335,523,539
Cie Generale des Etablissements Michelin SCA	4,357,604	155,028,163
Cie. des Alpes	21,226	557,126
Coface SA	721,268	13,410,302
Covivio SA/France	331,817	21,482,432
Credit Agricole SA	6,876,841	126,564,909
Danone SA	4,219,016	345,270,819
Dassault Aviation SA	128,244	39,929,668
Dassault Systemes SE	4,348,500	142,853,538
Derichebourg SA	778,129	5,116,898
Edenred SE	1,560,022	44,551,236
Eiffage SA	453,676	60,899,379
Elior Group SA(a)(b)(d)	790,353	2,347,073
Elis SA	1,158,053	31,927,591
Emeis SA(b)	473,235	7,360,317
Engie SA	11,903,893	267,578,267
Equasens	31,294	1,716,703
Eramet SA(a)	57,764	3,194,230
EssilorLuxottica SA	1,942,074	577,484,153
Esso SA Francaise	14,022	1,542,111
Etablissements Maurel et Prom SA	402,441	2,471,498
Eurazeo SE	262,561	15,407,019
Eurofins Scientific SE	793,518	60,770,301
Euronext NV(d)	523,500	84,382,384
Eutelsat Communications SACA(a)(b)	1,012,895	3,624,773
Exail Technologies SA, NVS(b)	54,751	7,398,968
Exosens SAS	154,553	7,219,743
FDJ UNITED	710,968	22,176,392
Fnac Darty SA	117,468	3,976,518
Forvia SE(b)	1,010,554	12,847,417
Security	Shares	Value
France (continued)
Gaztransport Et Technigaz SA	229,412	$43,149,030
Gecina SA	295,091	28,999,368
Getlink SE	2,169,312	39,342,442
Havas NV	4,558,161	7,321,893
Hermes International SCA	206,419	504,795,158
ICADE	201,174	4,781,030
ID Logistics Group SACA(b)	19,072	9,574,050
Imerys SA	231,919	5,709,491
Interparfums SA	155,003	5,691,807
Ipsen SA	239,933	28,271,807
IPSOS SA	237,449	10,662,016
JCDecaux SE	378,358	6,220,456
Kaufman & Broad SA	76,450	2,723,793
Kering SA	488,086	119,847,206
Klepierre SA	1,397,321	53,338,429
Legrand SA	1,710,207	252,609,054
LISI SA	130,346	7,045,182
L'Oreal SA	1,567,516	693,599,102
Louis Hachette Group, NVS	4,558,161	8,493,311
LVMH Moet Hennessy Louis Vuitton SE	1,792,056	961,996,742
Mercialys SA	617,174	7,630,566
Mersen SA	183,190	5,016,784
Metropole Television SA	243,823	3,561,634
Nexans SA	214,174	30,781,159
Nexity SA(a)(b)	285,173	3,715,853
Opmobility	412,016	6,308,702
Orange SA	11,954,210	181,836,223
Pernod Ricard SA	1,305,760	134,191,251
Peugeot Invest SA	40,619	3,509,111
Pierre Et Vacances SA, NVS(a)(b)	832,165	1,612,347
Pluxee NV, NVS	583,978	11,842,082
Publicis Groupe SA	1,479,682	135,215,847
Quadient SA	253,204	4,654,436
Remy Cointreau SA	147,294	8,744,637
Renault SA	1,246,585	46,124,614
Rexel SA	1,450,429	43,838,387
Rubis SCA	580,060	18,368,109
Safran SA	2,348,588	774,449,666
Sanofi SA	7,243,701	650,271,588
Sartorius Stedim Biotech	189,791	37,926,008
Schneider Electric SE	3,565,070	922,615,946
SCOR SE	982,001	31,990,693
SEB SA(a)	158,163	11,553,378
Seche Environnement SACA, NVS	14,258	1,656,452
SES SA, Class A	2,259,738	15,539,531
Societe BIC SA	151,342	9,202,066
Societe Generale SA	4,701,425	300,084,930
Sodexo SA	572,247	34,033,502
SOITEC(b)	179,217	7,762,633
Sopra Steria Group	100,666	21,690,209
SPIE SA	927,586	54,589,701
STMicroelectronics NV	4,382,200	111,368,970
Technip Energies NV	961,236	41,507,462
Teleperformance SE(a)	348,273	33,953,523
Television Francaise 1 SA	433,314	4,143,118
Thales SA	604,813	162,690,859
TotalEnergies SE	13,347,610	793,721,813
Trigano SA	67,504	11,511,784
Ubisoft Entertainment SA(b)	615,015	6,486,252
Unibail-Rodamco-Westfield, New	785,890	76,183,601
Valeo SE	1,446,504	15,737,189
Vallourec SACA	1,108,627	20,719,210
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Veolia Environnement SA	4,250,749	$144,053,837
Verallia SA(d)	488,823	15,727,372
Vicat SACA	97,043	6,284,867
Vinci SA	3,224,642	447,931,033
Virbac SACA	31,924	12,642,604
Vivendi SE	4,554,410	17,264,857
Voltalia SA(a)(b)	191,673	1,620,483
VusionGroup	42,811	11,004,730
Wavestone(a)	48,934	3,237,639
Wendel SE	155,180	14,541,252
Worldline SA(a)(b)(d)	1,494,503	5,444,428
X-Fab Silicon Foundries SE(a)(b)(d)	314,353	2,286,855
		14,110,153,257
Germany — 9.2%
1&1 AG(a)	272,084	5,719,866
Adesso SE(a)	20,629	1,909,240
adidas AG	1,129,058	215,795,528
Aixtron SE	775,383	13,056,786
Allianz SE, Registered	2,508,036	991,119,722
AlzChem Group AG	34,749	5,882,045
Aroundtown SA(b)	5,220,719	18,826,394
Atoss Software SE	56,376	7,561,812
Aurubis AG(a)	204,149	20,362,752
Auto1 Group SE(b)(d)	877,621	26,309,231
BASF SE	5,844,563	286,438,380
Bayer AG, Registered	6,452,248	200,676,016
Bayerische Motoren Werke AG(a)	1,853,531	176,366,037
Bechtle AG	526,879	22,868,570
Befesa SA(d)	239,190	7,172,320
Beiersdorf AG	658,942	81,881,531
Bilfinger SE	236,673	25,462,528
Brenntag SE	817,310	50,705,184
CANCOM SE	224,244	6,569,181
Carl Zeiss Meditec AG, Bearer(a)	242,985	13,398,647
Ceconomy AG(b)	827,836	4,182,830
Cewe Stiftung & Co. KGaA	54,167	6,203,233
Commerzbank AG	5,820,723	212,257,433
Continental AG	722,827	61,737,061
Covestro AG, NVS(b)	1,170,261	79,328,773
CTS Eventim AG & Co. KGaA	413,871	46,736,121
CureVac NV(a)(b)	669,562	3,531,459
Daimler Truck Holding AG	3,086,262	150,132,012
Delivery Hero SE, Class A(b)(d)	1,252,452	37,378,731
Dermapharm Holding SE	117,734	4,508,977
Deutsche Bank AG, Registered	12,072,977	397,641,899
Deutsche Boerse AG	1,230,367	356,052,496
Deutsche Lufthansa AG, Registered	3,835,952	32,892,641
Deutsche Pfandbriefbank AG(d)	828,973	5,160,978
Deutsche Post AG, Registered	6,240,684	279,618,254
Deutsche Telekom AG, Registered	22,749,397	815,927,544
Deutz AG	943,548	8,274,392
Duerr AG	343,373	8,825,603
E.ON SE	14,630,810	266,913,275
Eckert & Ziegler SE	98,748	7,512,066
Elmos Semiconductor SE	49,787	4,969,208
Energiekontor AG	36,412	2,046,284
Evonik Industries AG	1,670,137	33,165,686
Evotec SE(a)(b)	981,656	7,842,887
Fielmann Group AG	161,127	10,209,378
flatexDEGIRO AG	544,828	16,466,473
Fraport AG Frankfurt Airport Services Worldwide(b)	238,580	17,754,151
Security	Shares	Value
Germany (continued)
Freenet AG	788,950	$25,587,888
Fresenius Medical Care AG	1,434,981	72,784,267
Fresenius SE & Co. KGaA	2,767,927	132,114,900
Friedrich Vorwerk Group SE	45,636	4,435,502
GEA Group AG	1,044,160	75,002,261
Gerresheimer AG(a)	234,908	11,581,891
GFT Technologies SE(a)	91,804	1,901,850
Grand City Properties SA(b)	598,903	7,550,990
Grenke AG	164,101	3,342,095
Hamborner REIT AG	658,568	4,268,121
Hannover Rueck SE	386,536	117,253,129
Heidelberg Materials AG	880,964	203,233,539
HelloFresh SE(b)	1,015,353	10,684,220
Henkel AG & Co. KGaA	627,709	44,636,579
Hensoldt AG	416,187	45,642,924
Hornbach Holding AG & Co. KGaA	60,585	7,123,810
Hugo Boss AG(a)	314,605	14,652,119
Hypoport SE(a)(b)	30,654	6,541,369
Infineon Technologies AG	8,516,453	334,552,779
IONOS Group SE(b)	331,897	15,740,714
Jenoptik AG	354,237	7,507,008
JOST Werke SE(a)(d)	39,432	2,321,259
K+S AG, Registered	1,170,299	17,704,001
KION Group AG	470,221	28,906,762
Kloeckner & Co. SE	431,569	3,147,033
Knorr-Bremse AG	489,499	48,854,660
Kontron AG	331,158	10,683,191
Krones AG	100,608	14,897,599
Lanxess AG	554,062	15,215,611
LEG Immobilien SE	484,544	38,459,943
MBB SE	2,384	477,236
Mercedes-Benz Group AG	4,725,415	267,554,167
Merck KGaA	839,571	104,933,253
MTU Aero Engines AG	352,552	152,076,202
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	871,232	570,369,977
Mutares SE & Co. KGaA(a)	61,628	2,123,136
Nagarro SE	52,843	3,341,946
Nemetschek SE	388,420	57,871,883
Nordex SE(b)	858,892	21,082,265
Norma Group SE(a)	222,835	3,966,426
Northern Data AG(a)(b)	54,549	1,318,111
Patrizia SE(a)	356,445	3,180,643
Pfeiffer Vacuum Technology AG	43,054	7,635,300
PNE AG(a)	182,556	3,147,858
ProSiebenSat.1 Media SE(a)	967,663	8,820,330
Puma SE(a)	684,804	14,475,705
QIAGEN NV	1,417,973	70,311,127
Rational AG	33,976	26,227,671
Redcare Pharmacy NV(a)(b)(d)	105,741	11,704,511
RENK Group AG	494,003	38,348,181
Rheinmetall AG	291,703	577,424,935
RTL Group SA(a)(b)	250,945	9,891,507
RWE AG	4,116,227	168,868,961
SAF-Holland SE	270,098	4,872,335
Salzgitter AG(a)	173,225	4,491,395
SAP SE	6,824,633	1,951,541,482
Schaeffler AG(a)	1,346,595	7,785,444
Schott Pharma AG & Co. KGaA(a)	227,882	6,150,369
Scout24 SE(d)	507,936	67,881,384
Secunet Security Networks AG(a)	9,464	2,352,737
SGL Carbon SE(a)(b)	495,780	1,941,414

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Siemens AG, Registered	4,973,929	$1,266,875,248
Siemens Energy AG(b)	4,430,205	512,923,208
Siemens Healthineers AG(d)	2,206,333	118,838,889
Siltronic AG(a)	112,371	4,858,495
Sixt SE	93,576	9,703,026
SMA Solar Technology AG(a)(b)	114,192	2,613,941
Stabilus SE	160,688	4,606,411
Stroeer SE & Co. KGaA	230,720	12,397,121
Suedzucker AG(a)	467,002	5,347,919
SUESS MicroTec SE	124,849	4,525,727
Symrise AG, Class A	865,938	78,494,892
TAG Immobilien AG	1,150,891	18,504,079
Takkt AG	225,172	1,382,226
Talanx AG(b)	421,144	55,821,390
TeamViewer SE(a)(b)(d)	984,080	10,064,127
thyssenkrupp AG(a)	3,309,758	38,310,956
United Internet AG, Registered(e)	537,971	15,419,851
Verbio SE(a)	155,602	2,016,221
Vonovia SE	4,820,638	149,611,237
Vossloh AG	76,698	7,522,362
Wacker Chemie AG(a)	118,921	8,851,406
Wacker Neuson SE	228,334	5,973,173
Zalando SE(b)(d)	1,471,815	42,915,249
		12,931,424,674
Hong Kong — 2.1%
AIA Group Ltd.	69,830,200	651,108,349
ASMPT Ltd.	2,120,500	17,938,823
Bank of East Asia Ltd. (The)	6,507,600	10,063,983
BOC Hong Kong Holdings Ltd.	24,287,500	109,057,054
Brightoil Petroleum Holdings Ltd.(c)	6,240,000	8
Cafe de Coral Holdings Ltd.(a)	1,634,000	1,505,426
CITIC Telecom International Holdings Ltd.	14,279,000	4,629,361
CK Asset Holdings Ltd.	12,788,016	58,597,226
CK Hutchison Holdings Ltd.	17,537,016	114,148,459
CK Infrastructure Holdings Ltd.	4,176,500	29,415,038
CLP Holdings Ltd.	10,833,000	94,028,002
Cowell e Holdings Inc.(a)(b)	1,810,000	6,089,568
Crystal International Group Ltd.(a)(d)	752,500	540,648
Dah Sing Banking Group Ltd.	3,508,800	4,101,996
Dah Sing Financial Holdings Ltd.	1,006,800	3,734,980
Envision Greenwise Holdings Ltd.(a)(b)	2,205,000	2,036,465
First Pacific Co. Ltd.	15,902,250	12,512,295
Fortune REIT	9,279,000	5,963,645
Futu Holdings Ltd., ADR	401,175	61,652,574
Galaxy Entertainment Group Ltd.	14,641,000	71,399,222
Guotai Junan International Holdings Ltd.(a)	27,540,000	22,447,356
Hang Lung Group Ltd.	685,000	1,237,547
Hang Lung Properties Ltd.	13,054,000	13,443,769
Hang Seng Bank Ltd.	5,042,200	73,448,197
Health and Happiness H&H International Holdings Ltd.	1,432,000	2,087,537
Henderson Land Development Co. Ltd.	9,486,570	33,196,119
HKBN Ltd.	7,051,500	4,479,343
HKT Trust & HKT Ltd., Class SS	24,688,200	38,873,480
Hong Kong & China Gas Co. Ltd.	73,754,864	65,830,876
Hong Kong Exchanges & Clearing Ltd.	7,673,400	415,275,169
Hongkong Land Holdings Ltd.	7,320,000	44,286,000
Hsin Chong Group Holdings Ltd.(b)(c)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.	14,726,000	2,025,997
Hysan Development Co. Ltd.	3,282,000	6,530,698
Jardine Matheson Holdings Ltd.	1,052,600	57,157,606
Security	Shares	Value
Hong Kong (continued)
Johnson Electric Holdings Ltd.	2,608,250	$7,687,462
JS Global Lifestyle Co. Ltd.(b)(d)	9,132,500	2,047,541
Kerry Logistics Network Ltd.	2,914,887	3,065,297
Kerry Properties Ltd.	3,769,500	10,064,954
Link REIT	17,283,919	96,301,752
Luk Fook Holdings International Ltd.	1,727,000	4,506,374
Man Wah Holdings Ltd.	10,470,000	5,906,195
Melco International Development Ltd.(a)(b)	8,637,500	5,972,623
Melco Resorts & Entertainment Ltd., ADR(b)	1,221,711	10,567,800
MTR Corp. Ltd.	10,201,500	36,697,535
New World Development Co. Ltd.(a)(b)	9,234,000	7,561,584
NWS Holdings Ltd.	9,291,166	9,108,660
OSL Group Ltd.(a)(b)	2,509,568	5,257,373
Pacific Basin Shipping Ltd.(a)	33,666,000	9,727,982
PAX Global Technology Ltd.(a)	3,709,000	3,217,617
PCCW Ltd.	28,005,000	20,064,106
Power Assets Holdings Ltd.	9,159,500	60,307,037
Realord Group Holdings Ltd.(a)(b)	2,668,000	2,868,525
Sands China Ltd.	16,459,600	39,844,863
Sino Land Co. Ltd.	25,392,000	29,269,332
SITC International Holdings Co. Ltd.	8,888,000	28,815,236
SJM Holdings Ltd.(a)(b)	18,026,000	7,130,227
SmarTone Telecommunications Holdings Ltd.(a)	2,664,000	1,557,676
Stella International Holdings Ltd.(a)	3,867,500	7,685,732
Sun Hung Kai Properties Ltd.	9,453,500	112,283,622
SUNeVision Holdings Ltd.(a)	5,060,000	4,994,426
Swire Pacific Ltd., Class A	2,772,000	25,057,034
Techtronic Industries Co. Ltd.	9,500,000	113,597,660
Theme International Holdings Ltd.(a)(b)	28,730,000	3,074,637
United Laboratories International Holdings Ltd. (The)	6,432,000	12,057,119
Vitasoy International Holdings Ltd.	4,646,000	5,423,985
Viva Goods Co. Ltd.(a)	20,624,000	1,387,893
Vobile Group Ltd.(a)(b)	12,223,000	5,409,912
VSTECS Holdings Ltd.(a)	4,186,000	4,844,512
VTech Holdings Ltd.	1,059,400	7,850,111
WH Group Ltd.(d)	56,166,000	56,229,915
Wharf Holdings Ltd. (The)	6,937,407	19,751,726
Wharf Real Estate Investment Co. Ltd.	10,991,000	34,894,367
Wynn Macau Ltd.	10,202,800	8,456,183
Xinyi Glass Holdings Ltd.(a)	11,603,000	11,960,250
Yue Yuen Industrial Holdings Ltd.	5,128,500	8,021,328
		2,889,370,989
Ireland — 0.4%
AIB Group PLC	13,604,407	107,320,402
Bank of Ireland Group PLC	6,241,515	83,698,523
Cairn Homes PLC	4,024,881	10,013,159
Dalata Hotel Group PLC	1,376,176	10,019,735
Glanbia PLC	1,203,113	17,481,085
Glenveagh Properties PLC(b)(d)	1,679,421	3,581,979
Irish Residential Properties REIT PLC	1,783,984	1,987,020
Kerry Group PLC, Class A	1,052,540	97,223,080
Kingspan Group PLC	991,743	82,306,614
Ryanair Holdings PLC	5,539,237	162,868,452
Uniphar PLC	1,105,172	5,009,951
		581,510,000
Israel — 1.4%
Africa Israel Residences Ltd.	36,971	2,978,600
Airport City Ltd.(b)	567,173	10,112,678
Alony Hetz Properties & Investments Ltd.	1,081,207	11,270,622
Amot Investments Ltd.	1,482,843	10,110,489
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Ashtrom Group Ltd.	225,706	$4,703,537
Azorim-Investment Development & Construction Co. Ltd.(a)	109,767	710,126
Azrieli Group Ltd.	290,690	28,560,043
Bank Hapoalim BM	8,199,210	153,760,359
Bank Leumi Le-Israel BM	9,785,247	181,015,091
Bet Shemesh Engines Holdings 1997 Ltd.(b)	27,457	5,219,206
Bezeq The Israeli Telecommunication Corp. Ltd.	14,093,097	26,215,989
Big Shopping Centers Ltd.(b)	102,839	19,587,611
Blue Square Real Estate Ltd.	6,905	789,398
Camtek Ltd./Israel(a)(b)	195,617	18,931,329
Cellcom Israel Ltd.(b)	773,403	6,990,544
Cellebrite DI Ltd.(b)	741,831	10,370,797
Check Point Software Technologies Ltd.(b)	568,318	105,820,812
Clal Insurance Enterprises Holdings Ltd.	438,160	21,007,184
CyberArk Software Ltd.(b)	309,259	127,250,801
Danel Adir Yeoshua Ltd.(a)	35,745	4,899,342
Danya Cebus Ltd.	50,846	1,854,934
Delek Automotive Systems Ltd.	351,294	2,746,648
Delek Group Ltd.	68,601	13,931,940
Delta Galil Ltd.	53,389	2,832,982
El Al Israel Airlines(a)(b)	2,126,252	8,583,629
Elbit Systems Ltd.	177,601	81,933,083
Elco Ltd.	20,036	1,129,236
Electra Consumer Products 1970 Ltd.	78,159	3,101,483
Electra Ltd./Israel(a)	12,089	7,324,430
Electra Real Estate Ltd.(a)(b)	77,709	1,046,117
Energix-Renewable Energies Ltd.(a)	2,018,593	7,863,076
Enlight Renewable Energy Ltd.(b)	824,754	20,251,212
Equital Ltd.(b)	132,147	5,734,137
Fattal Holdings 1998 Ltd.(b)	42,627	7,672,303
FIBI Holdings Ltd.	110,906	8,069,341
First International Bank Of Israel Ltd. (The)	463,829	32,216,446
Fiverr International Ltd.(a)(b)	223,980	4,945,478
Formula Systems 1985 Ltd.	53,737	6,468,687
Fox Wizel Ltd.	54,801	5,682,925
G City Ltd.	869,687	3,115,622
Gav-Yam Lands Corp. Ltd.	0	2
Global-e Online Ltd.(b)	734,393	24,345,128
Harel Insurance Investments & Financial Services Ltd.(a)	1,032,046	31,111,807
Hilan Ltd.	67,819	5,540,577
ICL Group Ltd.	5,179,685	32,268,959
Inmode Ltd.(b)	514,904	7,033,589
Isracard Ltd.	1,212,166	4,965,090
Israel Canada T.R Ltd.(a)	984,413	4,890,687
Israel Corp Ltd.	31,042	9,621,700
Israel Discount Bank Ltd., Class A	8,007,422	76,579,219
Isras Holdings Ltd.(b)	17,524	2,163,402
Isras Investment Co. Ltd.	10,494	2,847,420
Ituran Location and Control Ltd.	170,927	6,751,617
Kenon Holdings Ltd./Singapore(a)	160,554	7,636,751
Kornit Digital Ltd.(b)	318,548	6,377,331
M Yochananof & Sons Ltd.	4,678	431,484
Magic Software Enterprises Ltd.(a)	163,712	3,435,233
Matrix IT Ltd.	208,892	7,678,090
Mega Or Holdings Ltd.	125,844	5,904,284
Melisron Ltd.	195,733	22,536,195
Menora Mivtachim Holdings Ltd.	91,438	7,948,697
Migdal Insurance & Financial Holdings Ltd.(a)	4,139,590	12,633,426
Mivne Real Estate KD Ltd.	4,269,012	16,091,702
Mizrahi Tefahot Bank Ltd.	1,064,259	65,743,350
Security	Shares	Value
Israel (continued)
Monday.com Ltd.(a)(b)	265,436	$69,621,208
Nayax Ltd.(b)	40,229	1,773,854
Next Vision Stabilized Systems Ltd.	396,596	16,255,095
Nice Ltd.(b)	413,203	64,505,582
Nova Ltd.(b)	192,331	51,288,999
Oddity Tech Ltd., Class A(a)(b)	265,944	18,634,696
Oil Refineries Ltd.	19,835,817	5,189,074
One Software Technologies Ltd.	236,260	6,104,114
OPC Energy Ltd.(a)(b)	958,174	14,393,404
OY Nofar Energy Ltd.(a)(b)	102,700	3,074,835
Partner Communications Co. Ltd.	912,241	8,401,280
Paz Retail & Energy Ltd.	75,744	14,005,110
Phoenix Financial Ltd.	1,488,947	50,733,019
Prashkovsky Investments and Construction Ltd.(a)	14,455	554,272
Radware Ltd.(b)	296,650	7,594,240
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	86,803	8,096,424
Reit 1 Ltd.	1,147,407	7,523,188
Retailors Ltd.	71,317	1,483,719
Riskified Ltd., Class A(b)	525,728	2,681,213
Sapiens International Corp. NV	209,178	5,836,838
Sella Capital Real Estate Ltd.	1,385,489	4,273,208
Shapir Engineering and Industry Ltd.(a)	932,892	7,714,330
Shikun & Binui Ltd.(a)(b)	2,144,927	10,210,029
Shufersal Ltd.	1,662,010	20,093,331
SimilarWeb Ltd.(a)(b)	202,131	1,689,815
Strauss Group Ltd.	399,783	10,735,048
Summit Real Estate Holdings Ltd.	113,198	2,148,657
Tadiran Group Ltd.(a)	22,663	1,206,061
Tel Aviv Stock Exchange Ltd.	645,034	12,177,023
Teva Pharmaceutical Industries Ltd., ADR(b)	7,442,404	114,985,142
Tower Semiconductor Ltd.(b)	745,153	34,576,458
Wix.com Ltd.(b)	348,350	47,386,050
YH Dimri Construction & Development Ltd.	31,933	3,468,210
ZIM Integrated Shipping Services Ltd.	811,841	12,867,680
		1,982,625,213
Italy — 3.2%
A2A SpA	10,158,732	24,754,298
ACEA SpA	368,101	8,169,003
Amplifon SpA	812,839	13,683,253
Ariston Holding NV	501,716	2,611,948
Ascopiave SpA	429,145	1,482,317
Azimut Holding SpA	743,443	25,271,478
Banca Generali SpA	439,249	24,533,053
Banca IFIS SpA	242,402	6,713,214
Banca Mediolanum SpA	1,165,854	20,564,243
Banca Monte dei Paschi di Siena SpA	5,493,434	46,767,917
Banca Popolare di Sondrio SpA	1,185,271	16,230,069
Banco BPM SpA	7,680,444	97,949,841
BFF Bank SpA(b)(d)	1,092,996	12,976,258
BPER Banca SpA	8,687,158	85,486,119
Brembo NV	1,057,086	10,134,020
Brunello Cucinelli SpA	231,111	25,917,411
Buzzi SpA	589,374	30,776,858
Carel Industries SpA(d)	227,340	6,175,603
CIR SpA-Compagnie Industriali(b)	4,008,242	3,088,704
Credito Emiliano SpA	624,775	9,470,648
d'Amico International Shipping SA	292,008	1,203,388
Danieli & C Officine Meccaniche SpA	123,986	5,327,913
Davide Campari-Milano NV(a)	3,974,213	27,373,687
De' Longhi SpA	468,804	15,376,053

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
DiaSorin SpA	154,744	$15,128,547
El.En. SpA	265,246	3,532,493
Enav SpA(d)	1,634,789	7,171,870
Enel SpA	52,908,448	466,561,748
Eni SpA	14,329,310	244,563,106
ERG SpA	401,618	8,700,824
Ferrari NV	822,099	360,496,397
Fila SpA	68,179	672,087
Fincantieri SpA(b)	628,770	12,168,186
FinecoBank Banca Fineco SpA	3,924,366	83,565,509
Generali	5,744,972	214,320,595
GVS SpA(a)(b)(d)	409,025	2,293,361
Hera SpA	5,233,965	22,395,923
Industrie De Nora SpA(a)	217,668	1,635,013
Infrastrutture Wireless Italiane SpA(d)	2,042,972	24,152,615
Interpump Group SpA	504,597	20,702,715
Intesa Sanpaolo SpA	98,144,447	591,345,743
Iren SpA	4,616,594	13,220,391
Italgas SpA	3,930,771	32,615,045
Iveco Group NV	1,190,472	24,606,853
Juventus Football Club SpA, NVS(a)(b)	849,657	2,685,847
Leonardo SpA	2,639,182	142,260,150
Lottomatica Group SpA	1,603,366	43,255,536
LU-VE SpA, NVS	53,700	1,986,278
Maire SpA	1,225,954	17,029,101
MARR SpA(a)	276,133	3,234,587
Mediobanca Banca di Credito Finanziario SpA	3,280,943	72,234,386
MFE-MediaForEurope NV, Class A	1,891,800	5,995,492
MFE-MediaForEurope NV, Class B	406,318	1,825,946
Moncler SpA	1,518,024	80,960,134
NewPrinces SpA, NVS(b)	64,005	1,668,001
Nexi SpA(d)	3,296,624	18,824,493
OVS SpA(d)	1,149,301	4,757,725
Pharmanutra SpA	23,182	1,213,832
Piaggio & C SpA	1,720,513	3,714,087
Pirelli & C SpA(d)	2,462,741	16,602,245
Poste Italiane SpA(d)	3,076,984	66,477,955
Prysmian SpA	1,845,415	147,381,158
RAI Way SpA(d)	279,360	1,864,978
Recordati Industria Chimica e Farmaceutica SpA	743,748	42,656,686
Reply SpA	174,038	27,260,234
Saipem SpA	8,384,859	22,412,973
Salvatore Ferragamo SpA(a)(b)	444,414	2,513,292
Sanlorenzo SpA/Ameglia	51,550	1,737,393
Sesa SpA(a)	39,174	2,949,877
Snam SpA	13,321,673	77,202,600
SOL SpA	250,704	13,389,633
Stellantis NV	13,156,281	116,105,537
Tamburi Investment Partners SpA	466,908	4,111,620
Technogym SpA(d)	824,824	12,726,415
Technoprobe SpA(a)(b)	839,961	6,891,680
Telecom Italia SpA/Milano(b)	70,182,346	32,251,069
Tenaris SA	2,700,762	47,169,261
Terna - Rete Elettrica Nazionale	9,191,191	88,933,459
UniCredit SpA	9,165,904	674,370,071
Unipol Gruppo SpA	2,472,775	49,598,182
Webuild SpA	3,204,171	14,420,859
Wiit SpA(a)	28,291	503,594
Zignago Vetro SpA(a)	55,415	495,610
		4,543,558,293
Japan — 23.5%
77 Bank Ltd. (The)	515,500	17,806,243
Security	Shares	Value
Japan (continued)
ABC-Mart Inc.	669,400	$12,526,727
Acom Co. Ltd.	1,746,200	5,049,881
Activia Properties Inc.	13,732	11,731,907
Adastria Co. Ltd.	167,300	3,322,475
ADEKA Corp.	661,300	13,050,946
Advance Residence Investment Corp.	17,590	18,141,574
Advantest Corp.	5,003,000	332,694,963
Aeon Co. Ltd.	4,848,115	154,862,508
AEON Financial Service Co. Ltd.	742,800	6,679,645
Aeon Hokkaido Corp.	155,300	922,946
AEON REIT Investment Corp.	12,689	10,818,197
AGC Inc.	1,283,600	38,629,519
Ai Holdings Corp.	198,700	3,180,368
Aica Kogyo Co. Ltd.	337,900	8,320,041
Aichi Financial Group Inc., NVS	219,200	3,926,881
Aichi Steel Corp.	138,700	2,111,003
Aiful Corp.	2,353,600	6,954,475
Ain Holdings Inc.	177,600	6,835,786
Air Water Inc.	1,177,600	17,396,330
Aisin Corp.	3,427,900	47,373,606
Ajinomoto Co. Inc.	5,918,400	156,579,703
Alfresa Holdings Corp.	1,066,700	15,484,209
Alpen Co. Ltd.	59,400	948,522
Alps Alpine Co. Ltd.	1,151,776	12,202,251
ALSOK Co Ltd.	2,519,600	17,550,521
Amada Co. Ltd.	2,126,700	23,980,510
Amano Corp.	511,600	14,275,545
ANA Holdings Inc.	903,500	16,753,200
Anritsu Corp.	863,500	9,307,408
Anycolor Inc.	221,900	6,915,036
AOKI Holdings Inc.	174,700	1,985,720
Aozora Bank Ltd.	718,700	10,544,321
Appier Group Inc.(a)	391,900	3,973,943
Arata Corp.	53,100	1,132,266
Arclands Corp.	237,300	2,739,925
Arcs Co. Ltd.	188,700	3,796,951
ARE Holdings Inc.	536,800	6,327,514
Argo Graphics Inc.	20,200	706,293
Ariake Japan Co. Ltd.	99,600	4,411,812
Artience Co. Ltd.	207,400	4,391,918
As One Corp.	335,000	5,264,440
Asahi Group Holdings Ltd.	9,459,900	120,009,038
Asahi Intecc Co. Ltd.	1,412,400	21,979,880
Asahi Kasei Corp.	8,051,800	56,022,442
Asics Corp.	4,331,500	101,830,477
ASKUL Corp.	233,300	2,330,157
Astellas Pharma Inc.	11,725,200	121,574,144
Atom Corp.(a)(b)	877,500	3,923,717
Autobacs Seven Co. Ltd.	631,100	6,157,071
Awa Bank Ltd. (The)	170,700	3,618,604
Axial Retailing Inc.	86,800	656,854
Azbil Corp.	3,013,100	28,155,617
AZ-COM MARUWA Holdings Inc.	286,000	2,206,219
Bandai Namco Holdings Inc.	3,877,400	125,383,165
BayCurrent Inc.	880,700	50,569,835
Belc Co. Ltd.	48,000	2,296,350
Bell System24 Holdings Inc.	105,500	948,209
Belluna Co. Ltd.	160,500	1,018,617
Bic Camera Inc.	726,400	7,584,574
BIPROGY Inc.	499,700	20,150,460
BML Inc.	132,100	3,067,808
Bridgestone Corp.	3,713,500	150,211,695
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Brother Industries Ltd.	1,540,500	$26,212,904
Bunka Shutter Co. Ltd.	76,900	1,301,609
C Uyemura & Co. Ltd.	58,000	3,714,820
Calbee Inc.	562,200	10,317,868
Canon Electronics Inc.	97,100	1,640,583
Canon Inc.	6,079,900	172,685,214
Canon Marketing Japan Inc.	307,800	11,120,282
Capcom Co. Ltd.	2,311,800	58,848,563
Casio Computer Co. Ltd.	1,289,200	10,213,500
Central Glass Co. Ltd.	129,400	2,795,121
Central Japan Railway Co.	4,985,000	116,211,210
Change Holdings Inc.	236,600	1,809,958
Chiba Bank Ltd. (The)	3,788,900	35,315,218
Chiyoda Corp.(b)	964,800	2,292,275
Chubu Electric Power Co. Inc.	4,226,500	51,693,245
Chudenko Corp.	28,900	701,380
Chugai Pharmaceutical Co. Ltd.	4,391,100	210,495,851
Chugin Financial Group Inc., NVS	980,200	12,725,702
Chugoku Electric Power Co. Inc. (The)	2,072,800	11,285,977
Chugoku Marine Paints Ltd.	215,600	4,428,500
Citizen Watch Co. Ltd.	1,596,600	9,583,444
CKD Corp.	477,600	8,526,707
Coca-Cola Bottlers Japan Holdings Inc.	850,650	13,006,733
Colowide Co. Ltd.	614,800	7,937,167
Comforia Residential REIT Inc.	5,947	11,681,379
COMSYS Holdings Corp.	769,900	17,649,842
Concordia Financial Group Ltd.	6,807,600	45,142,748
Cosmo Energy Holdings Co. Ltd.	394,400	17,504,489
Cosmos Pharmaceutical Corp.	264,300	16,418,696
Cover Corp.(a)(b)	286,000	4,041,119
CRE Logistics REIT Inc.	4,620	4,574,500
Create Restaurants Holdings Inc.	842,400	8,570,963
Create SD Holdings Co. Ltd.	158,600	3,616,610
Credit Saison Co. Ltd.	891,800	23,528,825
CyberAgent Inc.	2,851,700	28,560,740
Cybozu Inc.	172,700	4,554,311
Dai Nippon Printing Co. Ltd.	2,664,600	41,033,398
Daicel Corp.	1,518,300	13,060,525
Daido Steel Co. Ltd.	847,800	6,528,426
Daifuku Co. Ltd.	2,100,600	53,179,192
Daihen Corp.	117,100	5,529,238
Dai-ichi Life Holdings Inc.	22,919,500	181,343,267
Daiichi Sankyo Co. Ltd.	11,210,000	275,002,822
Daiichikosho Co. Ltd.	491,500	5,276,807
Daikin Industries Ltd.	1,720,600	211,557,669
Daikokutenbussan Co. Ltd.	51,100	2,427,211
Daio Paper Corp.	564,600	3,145,415
Daiseki Co. Ltd.	268,720	6,256,039
Daishi Hokuetsu Financial Group Inc.	418,800	10,249,711
Daito Trust Construction Co. Ltd.	370,500	37,930,923
Daiwa House Industry Co. Ltd.	3,743,100	123,750,293
Daiwa House REIT Investment Corp.	15,836	26,482,907
Daiwa Industries Ltd.	16,200	180,075
Daiwa Office Investment Corp.	3,368	7,824,800
Daiwa Securities Group Inc.	8,549,300	59,518,961
Daiwa Securities Living Investments Corp.	14,487	9,815,497
Daiwabo Holdings Co. Ltd.	579,500	10,656,777
DCM Holdings Co. Ltd.	745,200	7,084,727
DeNA Co. Ltd.	519,300	8,092,997
Denka Co. Ltd.	539,700	7,609,944
Denso Corp.	12,414,500	168,432,718
Dentsu Group Inc.	1,263,800	24,922,885
Security	Shares	Value
Japan (continued)
Dentsu Soken Inc.	164,700	$7,234,133
Dexerials Corp.	1,086,100	15,702,444
DIC Corp.	571,500	11,280,597
Digital Arts Inc.	62,000	3,277,655
Digital Garage Inc.	175,900	4,628,377
Dip Corp.	219,600	3,554,561
Disco Corp.	603,700	178,409,328
DMG Mori Co. Ltd.	896,500	20,715,624
Doshisha Co. Ltd.	83,500	1,392,850
Doutor Nichires Holdings Co. Ltd.	213,200	3,541,311
Dowa Holdings Co. Ltd.	318,000	10,384,992
DTS Corp.	207,400	6,881,105
Duskin Co. Ltd.	246,900	6,518,422
DyDo Group Holdings Inc.	71,400	1,260,938
Earth Corp.	83,800	2,707,803
East Japan Railway Co.	5,894,500	126,343,676
Ebara Corp.	3,058,800	55,856,219
EDION Corp.	649,000	8,629,658
eGuarantee Inc.	173,000	1,712,676
Eiken Chemical Co. Ltd.	150,300	2,362,295
Eisai Co. Ltd.	1,688,900	47,365,808
Eizo Corp.	205,600	2,925,304
Elecom Co. Ltd.	228,600	2,956,726
Electric Power Development Co. Ltd.	952,700	16,487,060
en Japan Inc.	175,600	2,038,700
ENEOS Holdings Inc.	17,597,250	92,361,499
ES-Con Japan Ltd.	88,800	571,525
Exedy Corp.	203,000	6,372,591
EXEO Group Inc.	1,327,500	17,436,828
Ezaki Glico Co. Ltd.	334,800	10,338,039
FANUC Corp.	6,239,400	173,685,869
Fast Retailing Co. Ltd.	1,237,100	377,352,237
FCC Co. Ltd.	219,800	4,411,838
Ferrotec Corp.	327,700	7,859,695
Financial Products Group Co. Ltd.	388,200	6,232,813
Food & Life Companies Ltd.	724,800	36,505,572
FP Corp.	297,100	5,296,418
Freee KK(a)(b)	284,000	7,633,473
Frontier Real Estate Investment Corp.	16,067	9,164,442
Fuji Co. Ltd./Ehime	201,900	2,716,558
Fuji Corp./Aichi	565,300	10,608,413
Fuji Electric Co. Ltd.	885,600	44,030,424
Fuji Kyuko Co. Ltd.	122,100	1,717,193
Fuji Media Holdings Inc.	320,400	7,552,956
Fuji Oil Co. Ltd.	283,600	5,336,540
Fuji Seal International Inc.	234,400	4,306,328
FUJIFILM Holdings Corp.	7,287,800	151,165,180
Fujikura Ltd.	1,652,900	112,202,865
Fujimi Inc.	329,700	4,916,373
Fujita Kanko Inc.(a)	48,500	3,374,704
Fujitec Co. Ltd.	537,100	19,881,069
Fujitsu Ltd.	11,484,200	250,170,858
Fukuoka Financial Group Inc.	1,118,480	30,497,632
Fukuoka REIT Corp.	6,419	7,684,576
Fukuyama Transporting Co. Ltd.	97,800	2,328,514
Funai Soken Holdings Inc.	169,100	2,661,667
Furukawa Electric Co. Ltd.	442,700	26,739,832
Fuso Chemical Co. Ltd.	100,100	2,836,289
Future Corp.	234,800	3,669,786
Fuyo General Lease Co. Ltd.	252,300	6,815,272
Galilei Co. Ltd.	21,000	460,647
GENDA Inc.(a)(b)	651,700	4,014,430

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Genky DrugStores Co. Ltd.	60,600	$1,789,245
Global One Real Estate Investment Corp.	8,228	7,779,557
Glory Ltd.	228,300	5,870,489
GLP J-REIT	31,578	27,671,971
GMO Financial Holdings Inc.	110,300	610,492
GMO internet group Inc.	545,700	13,979,391
GMO Payment Gateway Inc.	275,300	15,343,242
GNI Group Ltd.(a)(b)	324,600	5,911,041
Goldcrest Co. Ltd.	69,500	1,520,812
Goldwin Inc.	136,500	7,028,484
Gree Inc.	574,600	1,878,591
GS Yuasa Corp.	542,800	9,741,238
GungHo Online Entertainment Inc.	250,530	4,796,100
Gunma Bank Ltd. (The)	2,339,500	21,906,914
Gunze Ltd.	202,300	5,125,773
H.U. Group Holdings Inc.	327,900	7,045,651
H2O Retailing Corp.	655,700	8,664,444
Hachijuni Bank Ltd. (The)	2,555,100	22,987,341
Hakuhodo DY Holdings Inc.	1,419,700	11,172,236
Hakuto Co. Ltd.	66,300	1,669,327
Hamamatsu Photonics KK	1,970,400	24,048,915
Hankyu Hanshin Holdings Inc.	1,482,000	38,623,357
Hankyu Hanshin REIT Inc.	5,432	5,748,955
Hanwa Co. Ltd.	202,800	8,169,683
Happinet Corp.	49,700	1,867,627
Harmonic Drive Systems Inc.	416,300	7,892,708
Haseko Corp.	1,600,800	23,814,833
Hazama Ando Corp.	1,229,500	13,037,962
Heiwa Corp.	501,400	6,946,666
Heiwa Real Estate Co. Ltd.	320,000	4,685,129
Heiwa Real Estate REIT Inc.	7,930	7,434,971
Heiwado Co. Ltd.	160,000	3,087,180
Hiday Hidaka Corp.	121,200	2,725,945
Hikari Tsushin Inc.	116,000	31,187,605
Hino Motors Ltd.(b)	1,974,800	4,799,568
Hioki EE Corp	46,500	1,717,408
Hirogin Holdings Inc.	1,801,800	15,716,743
Hirose Electric Co. Ltd.	178,445	22,406,466
HIS Co. Ltd.	395,800	3,726,788
Hisamitsu Pharmaceutical Co. Inc.	323,700	8,714,018
Hitachi Construction Machinery Co. Ltd.	680,900	19,720,230
Hitachi Ltd.	29,884,400	914,481,871
Hogy Medical Co. Ltd.	126,600	3,997,481
Hokkaido Electric Power Co. Inc.	1,139,000	6,823,092
Hokkoku Financial Holdings Inc.	114,900	4,251,316
Hokuetsu Corp.(a)	893,600	6,013,309
Hokuhoku Financial Group Inc.	802,900	16,959,200
Hokuriku Electric Power Co.	1,144,000	5,932,735
Honda Motor Co. Ltd.	27,498,700	284,691,371
Horiba Ltd.	221,700	16,304,531
Hoshino Resorts REIT Inc.	3,686	6,395,133
Hoshizaki Corp.	707,200	24,216,489
Hosiden Corp.	459,500	7,143,365
House Foods Group Inc.	487,500	9,015,108
Hoya Corp.	2,257,200	284,774,406
Hulic Co. Ltd.	3,101,700	29,583,091
Hulic REIT Inc.	8,816	9,612,469
Hyakugo Bank Ltd. (The)	1,515,600	7,496,310
Ibiden Co. Ltd.	789,900	33,405,748
Ichibanya Co. Ltd.	551,700	3,563,391
Ichigo Inc.	1,919,400	5,081,512
Ichigo Office REIT Investment Corp.	9,511	6,023,838
Security	Shares	Value
Japan (continued)
Idec Corp./Japan	160,400	$2,417,970
Idemitsu Kosan Co. Ltd.	5,352,540	34,409,398
IDOM Inc.	364,600	2,355,073
IHI Corp.	963,300	107,269,932
Iida Group Holdings Co. Ltd.	990,000	13,885,576
Iino Kaiun Kaisha Ltd.(a)	784,900	5,381,399
Imperial Hotel Ltd.(a)	260,800	1,701,151
Inaba Denki Sangyo Co. Ltd.	233,900	6,133,905
Inabata & Co. Ltd.	236,800	5,137,739
Industrial & Infrastructure Fund Investment Corp.	17,597	14,398,299
Infomart Corp.	1,357,000	3,723,646
Infroneer Holdings Inc.	1,640,356	13,862,751
Inpex Corp.	5,693,500	81,068,329
Insource Co. Ltd.	279,400	1,686,393
Internet Initiative Japan Inc.	678,000	12,486,397
Invincible Investment Corp.	52,012	23,133,329
Ise Chemicals Corp.(a)	14,100	2,550,720
Isetan Mitsukoshi Holdings Ltd.	2,122,500	29,996,180
Isuzu Motors Ltd.	3,606,100	46,215,811
Ito En Ltd.	376,600	8,179,279
ITOCHU Corp.	7,761,000	407,084,599
Itochu Enex Co. Ltd.	263,900	3,543,099
Itoham Yonekyu Holdings Inc.	179,480	6,054,408
Iwatani Corp.	1,211,800	12,746,177
Iyogin Holdings Inc., NVS	1,832,100	21,289,783
Izumi Co. Ltd.	158,100	3,328,258
J Front Retailing Co. Ltd.	1,614,700	21,765,768
JAC Recruitment Co. Ltd.	234,000	1,637,680
Jaccs Co. Ltd.	127,000	3,443,351
JAFCO Group Co. Ltd.	315,000	5,176,246
Japan Airlines Co. Ltd.	943,100	18,727,594
Japan Airport Terminal Co. Ltd.	422,700	12,837,240
Japan Aviation Electronics Industry Ltd.	263,100	4,216,761
Japan Elevator Service Holdings Co. Ltd.	481,800	12,861,898
Japan Excellent Inc.	8,392	7,763,916
Japan Exchange Group Inc.	6,482,000	63,344,549
Japan Hotel REIT Investment Corp.	33,522	18,422,809
Japan Lifeline Co. Ltd.	507,800	4,851,871
Japan Logistics Fund Inc.	20,014	12,423,269
Japan Material Co. Ltd.	443,600	4,043,095
Japan Metropolitan Fund Invest	48,291	35,123,152
Japan Petroleum Exploration Co. Ltd.	1,033,300	7,504,514
Japan Post Bank Co. Ltd.	11,810,600	131,821,579
Japan Post Holdings Co. Ltd.	11,636,100	107,758,042
Japan Post Insurance Co. Ltd.	1,237,400	31,683,137
Japan Prime Realty Investment Corp.	23,423	15,387,458
Japan Real Estate Investment Corp.	43,171	35,016,212
Japan Securities Finance Co. Ltd.	879,800	10,647,617
Japan Steel Works Ltd. (The)	409,700	25,269,297
Japan Tobacco Inc.	7,919,700	226,183,611
Japan Wool Textile Co. Ltd. (The)	72,800	672,373
JCU Corp.	101,300	2,382,706
Jeol Ltd.	294,400	8,422,569
JFE Holdings Inc.	3,620,000	41,894,472
JGC Holdings Corp.	1,491,300	13,332,891
JINS Holdings Inc.	86,500	4,586,362
JMDC Inc.	178,300	4,607,221
Joyful Honda Co. Ltd.	287,200	3,963,807
JTEKT Corp.	1,319,800	11,405,528
Juroku Financial Group Inc.	161,100	5,555,971
Justsystems Corp.	193,100	4,862,854
JVCKenwood Corp.	1,043,100	8,248,749
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kadokawa Corp.	567,800	$13,790,435
Kaga Electronics Co. Ltd.	169,300	3,249,612
Kagome Co. Ltd.	627,200	11,985,176
Kajima Corp.	2,775,100	69,518,065
Kakaku.com Inc.	856,100	14,550,686
Kaken Pharmaceutical Co. Ltd.	176,000	4,586,392
Kameda Seika Co. Ltd.	25,800	689,994
Kamigumi Co. Ltd.	648,000	18,211,039
Kanadevia Corp.	1,120,400	7,561,730
Kanamoto Co. Ltd.	156,500	3,509,990
Kandenko Co. Ltd.	708,200	16,776,555
Kaneka Corp.	240,500	6,807,758
Kanematsu Corp.	659,400	12,388,900
Kansai Electric Power Co. Inc. (The)	6,208,300	74,539,575
Kansai Paint Co. Ltd.	957,200	13,553,852
Kao Corp.	3,035,300	136,577,703
Kasumigaseki Capital Co. Ltd.(a)	55,000	6,979,030
Katitas Co. Ltd.	300,500	5,038,848
Kato Sangyo Co. Ltd.	82,500	3,131,474
Kawasaki Heavy Industries Ltd.	994,100	72,602,139
Kawasaki Kisen Kaisha Ltd.	2,326,800	32,870,446
KDDI Corp.	19,960,400	327,582,132
KDX Realty Investment Corp.	28,607	30,742,876
KeePer Technical Laboratory Co. Ltd.(a)	85,400	1,844,175
Keihan Holdings Co. Ltd.	636,700	13,060,167
Keihanshin Building Co. Ltd.	92,600	955,842
Keikyu Corp.	1,419,700	14,591,424
Keio Corp.	672,400	15,699,416
Keisei Electric Railway Co. Ltd.	2,519,100	21,133,584
Keiyo Bank Ltd. (The)	669,200	5,028,358
Kewpie Corp.	664,700	18,164,868
Keyence Corp.	1,262,000	456,504,914
KH Neochem Co. Ltd.	191,800	3,630,154
Kikkoman Corp.	4,547,200	39,946,968
Kinden Corp.	855,100	26,924,274
Kintetsu Group Holdings Co. Ltd.	1,184,100	22,723,452
Kirin Holdings Co. Ltd.	4,981,200	65,640,586
Kissei Pharmaceutical Co. Ltd.	164,600	4,849,384
Kitz Corp.	605,000	5,074,590
Kiyo Bank Ltd. (The)	508,800	9,256,168
Kobayashi Pharmaceutical Co. Ltd.	316,800	11,141,067
Kobe Bussan Co. Ltd.	978,800	26,064,767
Kobe Steel Ltd.	2,426,600	26,661,291
Koei Tecmo Holdings Co. Ltd.	706,032	9,244,783
Kohnan Shoji Co. Ltd.	154,100	3,979,191
Koito Manufacturing Co. Ltd.	1,283,900	16,417,015
Kokusai Electric Corp., NVS	1,023,000	22,578,948
Kokuyo Co. Ltd.	2,800,300	16,498,693
Komatsu Ltd.	5,857,100	188,703,355
KOMEDA Holdings Co. Ltd.	318,400	6,350,311
Komeri Co. Ltd.	118,700	2,445,258
Konami Group Corp.	659,500	89,532,872
Konica Minolta Inc.(b)	2,977,800	9,681,104
Konishi Co. Ltd.	215,100	1,731,518
Konoike Transport Co. Ltd.	44,600	954,482
Kose Corp.	223,300	8,569,532
Koshidaka Holdings Co. Ltd.	273,000	2,466,559
Kotobuki Spirits Co. Ltd.	709,400	9,465,982
K's Holdings Corp.	971,900	9,722,205
Kubota Corp.	6,315,200	70,820,211
Kumagai Gumi Co. Ltd.	229,000	6,812,522
Kumiai Chemical Industry Co. Ltd.	632,327	3,408,176
Security	Shares	Value
Japan (continued)
Kura Sushi Inc.	137,700	$3,782,257
Kuraray Co. Ltd.	1,888,300	23,345,940
Kureha Corp.	244,500	5,575,879
Kurita Water Industries Ltd.	677,000	26,096,494
Kusuri no Aoki Holdings Co. Ltd.	345,400	9,193,857
KYB Corp.	208,500	4,481,559
Kyocera Corp.	8,341,600	98,467,305
Kyoei Steel Ltd.	84,500	1,214,255
Kyokuto Kaihatsu Kogyo Co. Ltd.	156,400	2,710,023
Kyorin Pharmaceutical Co. Ltd.	504,900	5,073,614
Kyoritsu Maintenance Co. Ltd.	406,300	9,782,159
Kyoto Financial Group Inc.	1,451,900	26,265,945
Kyowa Kirin Co. Ltd.	1,581,800	27,000,708
Kyudenko Corp.	283,900	12,129,689
Kyushu Electric Power Co. Inc.	2,808,100	24,894,073
Kyushu Financial Group Inc.	2,318,100	11,838,162
Kyushu Railway Co.	906,000	21,909,546
LaSalle Logiport REIT	12,112	11,528,065
Lasertec Corp.	528,300	53,225,526
Leopalace21 Corp.	1,111,900	5,239,413
Life Corp.	233,000	3,723,892
Lifenet Insurance Co.(a)(b)	325,300	4,927,360
Lintec Corp.	220,900	4,429,207
Lion Corp.	1,773,800	17,281,708
Lixil Corp.	1,867,600	21,636,367
LY Corp.	18,805,900	68,738,658
M&A Capital Partners Co. Ltd.	79,200	1,543,537
M&A Research Institute Holdings Inc., NVS(a)(b)	192,000	1,726,146
M3 Inc.	2,893,900	35,591,481
Mabuchi Motor Co. Ltd.	650,900	9,410,956
Macnica Holdings Inc.	874,100	11,416,042
Maeda Kosen Co. Ltd.	156,300	1,971,589
Makino Milling Machine Co. Ltd.	143,000	10,936,407
Makita Corp.	1,565,100	48,452,550
Mani Inc.	561,600	4,729,247
Marubeni Corp.	9,204,100	188,442,299
Maruha Nichiro Corp.	259,900	5,397,814
Marui Group Co. Ltd.	1,110,600	22,618,460
Maruichi Steel Tube Ltd.	320,500	7,748,211
Maruwa Co. Ltd./Aichi	59,100	17,813,779
Matsuda Sangyo Co. Ltd.	45,300	1,078,791
Matsui Securities Co. Ltd.	793,900	3,880,477
MatsukiyoCocokara & Co.	2,201,950	45,216,336
Max Co. Ltd.	95,800	3,209,530
Maxell Ltd.	487,500	6,478,572
Maxvalu Tokai Co. Ltd.	2,500	52,520
Mazda Motor Corp.	3,801,400	22,795,094
McDonald's Holdings Co. Japan Ltd.(a)	580,100	23,165,279
MCJ Co. Ltd.	288,000	2,677,469
Mebuki Financial Group Inc.	6,386,810	34,629,666
Medipal Holdings Corp.	1,210,100	20,036,325
Medley Inc.(a)(b)	175,200	3,584,157
Megachips Corp.	74,800	2,700,102
Megmilk Snow Brand Co. Ltd.	271,900	5,138,426
Meidensha Corp.	218,100	8,213,977
MEIJI Holdings Co. Ltd.	1,599,300	32,339,408
Meiko Electronics Co. Ltd.	142,000	6,958,504
MEITEC Group Holdings Inc.	508,400	10,634,509
Menicon Co. Ltd.	497,800	3,850,390
Mercari Inc.(b)	764,600	11,665,409
Metaplanet Inc.(a)(b)	1,963,600	14,525,752
METAWATER Co. Ltd.	68,900	1,252,513

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Micronics Japan Co. Ltd.	182,000	$6,630,815
Milbon Co. Ltd.	164,500	2,774,147
Minebea Mitsumi Inc.	2,352,359	37,022,300
Mirai Corp.	11,111	3,379,150
Mirait One Corp.	654,100	11,703,699
MISUMI Group Inc.	1,876,700	27,024,536
Mitani Sekisan Co. Ltd.	15,000	858,075
Mitsubishi Chemical Group Corp.	8,744,800	47,630,931
Mitsubishi Corp.	22,267,700	439,194,217
Mitsubishi Electric Corp.	12,408,400	279,092,664
Mitsubishi Estate Co. Ltd.	6,953,900	130,193,798
Mitsubishi Estate Logistics REIT Investment Corp.	10,295	8,203,916
Mitsubishi Gas Chemical Co. Inc.	985,300	17,021,192
Mitsubishi HC Capital Inc.	5,542,970	40,971,578
Mitsubishi Heavy Industries Ltd.	20,942,000	500,019,510
Mitsubishi Logisnext Co. Ltd.	208,000	2,675,737
Mitsubishi Logistics Corp.	1,987,700	16,991,635
Mitsubishi Materials Corp.	790,500	12,073,813
Mitsubishi Motors Corp.	4,413,900	11,598,306
Mitsubishi Pencil Co. Ltd.	169,700	2,326,544
Mitsubishi Research Institute Inc.	24,200	757,706
Mitsubishi Shokuhin Co. Ltd.	141,200	5,905,978
Mitsubishi UFJ Financial Group Inc.	74,802,300	1,030,982,792
Mitsuboshi Belting Ltd.	166,300	3,961,316
Mitsui & Co. Ltd.	16,093,000	327,599,396
Mitsui Chemicals Inc.	1,164,800	26,002,031
Mitsui DM Sugar Co. Ltd.	108,800	2,229,280
Mitsui E&S Co. Ltd.	636,900	13,269,443
Mitsui Fudosan Co. Ltd.	17,281,600	154,468,115
Mitsui Fudosan Logistics Park Inc.	20,096	13,472,113
Mitsui High-Tec Inc.	692,800	3,480,780
Mitsui Mining & Smelting Co. Ltd.	357,000	15,099,551
Mitsui OSK Lines Ltd.	2,284,300	76,780,550
Mitsui-Soko Holdings Co. Ltd.	357,300	9,284,137
Miura Co. Ltd.	585,500	11,674,483
Mixi Inc.	199,300	4,560,929
Mizuho Financial Group Inc.	15,567,770	456,628,512
Mizuho Leasing Co. Ltd.	749,600	5,757,724
Mizuno Corp.	324,000	5,902,025
Mochida Pharmaceutical Co. Ltd.	134,900	2,755,201
Modec Inc.	326,300	13,902,231
Monex Group Inc.	1,271,300	6,604,769
Money Forward Inc.(b)	291,800	11,539,921
Monogatari Corp. (The)	225,700	5,857,999
MonotaRO Co. Ltd.	1,686,700	30,034,925
Mori Hills REIT Investment Corp.	11,087	10,019,729
Mori Trust REIT Inc.	15,342	7,465,256
Morinaga & Co. Ltd./Japan	482,600	7,703,706
Morinaga Milk Industry Co. Ltd.	467,100	10,158,095
Morita Holdings Corp.	90,400	1,373,525
MOS Food Services Inc.	178,800	4,530,286
MS&AD Insurance Group Holdings Inc.	8,366,300	178,754,900
Murata Manufacturing Co. Ltd.	10,901,900	162,264,724
Musashi Seimitsu Industry Co. Ltd.	323,900	6,973,357
Musashino Bank Ltd. (The)	128,700	3,173,561
Nabtesco Corp.	697,000	12,822,334
Nachi-Fujikoshi Corp.	86,300	1,845,916
Nagase & Co. Ltd.	646,300	12,737,065
Nagawa Co. Ltd.(a)	22,000	941,510
Nagoya Railroad Co. Ltd.	1,222,700	13,333,954
Nakanishi Inc.	513,100	6,604,796
Security	Shares	Value
Japan (continued)
Namura Shipbuilding Co. Ltd.	312,700	$6,384,495
Nankai Electric Railway Co. Ltd.	647,400	10,399,007
Nanto Bank Ltd. (The)	137,100	4,111,827
NEC Corp.	8,071,300	231,774,423
Nexon Co. Ltd.	2,177,000	39,834,841
Nextage Co. Ltd.	309,900	3,846,718
NGK Insulators Ltd.	1,486,900	18,824,502
NH Foods Ltd.	571,300	19,193,601
NHK Spring Co. Ltd.	1,362,700	15,343,525
Nichias Corp.	443,300	16,960,844
Nichicon Corp.	495,000	4,239,472
Nichiden Corp.	67,700	1,278,972
Nichiha Corp.	127,000	2,644,933
Nichirei Corp.	1,401,600	16,868,336
Nidec Corp.	5,475,400	105,052,544
Nifco Inc./Japan	572,900	13,978,762
Nihon Kohden Corp.	1,110,900	12,218,285
Nihon M&A Center Holdings Inc.	1,932,700	9,661,988
Nihon Parkerizing Co. Ltd.	760,100	6,933,714
Nikkon Holdings Co. Ltd.	622,900	14,030,014
Nikon Corp.	1,688,000	16,393,339
Nintendo Co. Ltd.	7,194,200	601,283,188
Nippn Corp., New	309,400	4,461,605
Nippon Accommodations Fund Inc.	14,767	11,569,217
Nippon Building Fund Inc.	51,555	47,292,824
Nippon Densetsu Kogyo Co. Ltd.	109,900	2,086,706
Nippon Electric Glass Co. Ltd.	506,700	13,562,502
Nippon Express Holdings Inc.	1,397,700	30,703,190
Nippon Gas Co. Ltd.	678,500	12,342,956
Nippon Kanzai Holdings Co. Ltd.	42,300	777,481
Nippon Kayaku Co. Ltd.	914,700	8,541,422
Nippon Light Metal Holdings Co. Ltd.	478,960	5,557,822
Nippon Paint Holdings Co. Ltd.	6,263,500	53,099,054
Nippon Paper Industries Co. Ltd.	681,300	5,012,506
Nippon Prologis REIT Inc.	45,090	24,333,364
Nippon REIT Investment Corp.	11,497	7,197,185
Nippon Sanso Holdings Corp.	1,130,200	40,001,765
Nippon Shinyaku Co. Ltd.	355,100	7,645,673
Nippon Shokubai Co. Ltd.	651,100	7,402,335
Nippon Soda Co. Ltd.	254,600	5,772,101
Nippon Steel Corp.	6,249,008	120,343,479
Nippon Television Holdings Inc.	334,700	7,238,885
Nippon Yusen KK	2,846,500	99,826,103
Nipro Corp.	895,400	8,244,600
Nishimatsu Construction Co. Ltd.	199,000	6,617,691
Nishimatsuya Chain Co. Ltd.	449,700	6,624,938
Nishi-Nippon Financial Holdings Inc.	929,400	14,680,492
Nishi-Nippon Railroad Co. Ltd.	514,500	7,318,785
Nishio Holdings Co. Ltd.	35,000	976,892
Nissan Chemical Corp.	843,100	27,484,006
Nissan Motor Co. Ltd.(a)(b)	14,443,500	30,624,545
Nissan Shatai Co. Ltd.	241,100	1,663,456
Nissha Co. Ltd.	234,500	2,082,229
Nisshin Oillio Group Ltd. (The)	163,200	5,549,035
Nisshin Seifun Group Inc.	1,401,800	16,249,409
Nisshinbo Holdings Inc.	887,400	5,638,565
Nissin Foods Holdings Co. Ltd.	1,274,700	24,178,655
Nissui Corp.	2,002,900	11,693,463
Niterra Co. Ltd.	986,300	34,001,399
Nitori Holdings Co. Ltd.	526,000	44,545,225
Nitta Corp.	100,500	2,746,391
Nittetsu Mining Co. Ltd.	38,600	1,896,118
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nitto Boseki Co. Ltd.	172,000	$7,524,943
Nitto Denko Corp.	4,604,000	95,274,713
Nitto Kogyo Corp.	161,600	3,570,811
Noevir Holdings Co. Ltd.	99,700	3,039,696
NOF Corp.	1,456,800	28,997,475
Nohmi Bosai Ltd.	49,900	1,295,627
Nojima Corp.	377,300	8,625,110
NOK Corp.	630,600	9,568,176
Nomura Co. Ltd.	640,100	3,894,393
Nomura Holdings Inc.	19,541,300	129,095,603
Nomura Micro Science Co. Ltd.(a)	200,900	3,623,585
Nomura Real Estate Holdings Inc.	3,628,200	20,106,082
Nomura Real Estate Master Fund Inc.	25,844	27,218,534
Nomura Research Institute Ltd.	2,480,840	98,167,868
Noritake Co. Ltd.	128,400	3,653,265
Noritsu Koki Co. Ltd.	321,900	3,365,684
Noritz Corp.	135,500	1,719,259
North Pacific Bank Ltd.	2,197,900	9,457,179
NS Solutions Corp.	397,700	9,327,811
NS United Kaiun Kaisha Ltd.	56,400	1,565,213
NSD Co. Ltd.	617,600	14,771,818
NSK Ltd.	2,452,700	11,737,502
NTN Corp.	3,085,600	5,264,486
NTT Inc.	189,339,700	191,206,854
NTT UD REIT Investment Corp.	9,909	8,536,168
Nxera Pharma Co. Ltd.(b)	531,400	3,201,763
Obara Group Inc.	63,400	1,622,911
Obayashi Corp.	4,298,600	63,297,990
OBIC Business Consultants Co. Ltd.	195,900	11,298,520
Obic Co. Ltd.	2,115,900	75,331,480
Odakyu Electric Railway Co. Ltd.	2,004,800	21,605,393
Ogaki Kyoritsu Bank Ltd. (The)	193,200	3,638,687
Ohsho Food Service Corp.	217,800	5,388,577
Oiles Corp.	110,500	1,570,994
Oji Holdings Corp.	4,965,900	24,203,088
Okamoto Industries Inc.	43,900	1,486,716
Okamura Corp.	541,700	8,538,507
Okasan Securities Group Inc.	1,369,800	5,926,114
Oki Electric Industry Co. Ltd.	662,900	6,897,816
Okinawa Cellular Telephone Co.	118,400	4,019,932
OKUMA Corp.	281,600	7,661,283
Okumura Corp.	202,500	5,981,485
Olympus Corp.	7,432,700	88,798,814
Omron Corp.	1,159,300	29,880,672
Ono Pharmaceutical Co. Ltd.	2,446,000	27,353,054
Open House Group Co. Ltd.	514,300	22,742,561
Open Up Group Inc.	305,800	3,747,320
Optorun Co. Ltd.	165,200	1,780,644
Oracle Corp./Japan	245,300	26,527,825
Organo Corp.	170,200	10,486,953
Orient Corp.	608,610	4,026,012
Oriental Land Co. Ltd./Japan	7,048,200	145,126,116
ORIX Corp.	7,462,300	167,625,962
Orix JREIT Inc.	17,332	22,656,929
Osaka Gas Co. Ltd.	2,355,000	59,584,634
Osaka Soda Co. Ltd.	490,200	5,969,585
OSG Corp.	530,100	6,859,138
Otsuka Corp.	1,510,000	28,610,209
Otsuka Holdings Co. Ltd.	2,872,900	136,777,908
PAL GROUP Holdings Co. Ltd.	290,600	9,508,401
PALTAC Corp.	164,200	4,698,910
Pan Pacific International Holdings Corp.	2,518,400	84,256,196
Security	Shares	Value
Japan (continued)
Panasonic Holdings Corp.	15,264,000	$144,387,035
Paramount Bed Holdings Co. Ltd.	236,800	3,885,322
Park24 Co. Ltd.	868,500	10,967,762
Pasona Group Inc.	126,600	1,734,035
Penta-Ocean Construction Co. Ltd.	1,883,100	12,186,268
PeptiDream Inc.(b)	696,700	7,720,448
Persol Holdings Co. Ltd.	11,040,300	21,102,960
PHC Holdings Corp.	131,700	807,118
Pigeon Corp.	872,700	9,647,526
PILLAR Corp.	110,600	2,832,765
Pilot Corp.	161,800	4,710,670
Piolax Inc.	126,600	1,467,419
PKSHA Technology Inc.(a)(b)	142,300	3,312,679
Plus Alpha Consulting Co. Ltd.	128,000	1,925,302
Pola Orbis Holdings Inc.	631,100	5,327,002
Prestige International Inc.	360,900	1,570,153
Prima Meat Packers Ltd.	168,500	2,660,216
Raito Kogyo Co. Ltd.	234,900	4,853,521
Raiznext Corp.	161,100	1,995,595
Rakus Co. Ltd.	598,700	9,182,602
Rakuten Bank Ltd., NVS(b)	639,200	29,775,056
Rakuten Group Inc.(b)	9,841,700	49,796,173
Recruit Holdings Co. Ltd.	9,184,000	544,896,987
Relo Group Inc.	622,700	7,150,591
Renesas Electronics Corp.	10,967,900	133,403,152
Rengo Co. Ltd.	1,374,800	7,973,798
Resona Holdings Inc.	13,589,538	123,719,175
Resonac Holdings Corp.	1,167,600	28,078,602
Resorttrust Inc.	1,229,900	15,235,349
Restar Corp.	9,400	168,810
Ricoh Co. Ltd.	3,527,200	30,928,215
Ricoh Leasing Co. Ltd.	65,300	2,376,173
Riken Keiki Co. Ltd.	125,800	2,648,535
Rinnai Corp.	693,600	17,119,395
Riso Kagaku Corp.	136,000	1,049,230
Rohm Co. Ltd.	2,219,000	27,923,602
Rohto Pharmaceutical Co. Ltd.	1,242,700	17,738,403
Roland Corp.	69,400	1,450,572
Rorze Corp.	693,500	9,325,182
Round One Corp.	1,253,600	12,873,396
Royal Holdings Co. Ltd.(a)	197,100	3,479,422
RS Technologies Co. Ltd.	77,000	1,584,671
Ryohin Keikaku Co. Ltd.	1,672,900	78,321,448
Ryoyo Ryosan Holdings Inc.	281,204	5,165,222
S Foods Inc.	48,700	857,418
Saizeriya Co. Ltd.	214,500	7,525,088
Sakai Moving Service Co. Ltd.	61,800	1,093,768
Sakata INX Corp.	49,900	709,789
Sakata Seed Corp.	200,000	4,497,068
Sakura Internet Inc.(a)	148,800	2,904,263
Samty Residential Investment Corp.	733	479,986
San-A Co. Ltd.	253,800	5,056,925
San-Ai Obbli Co. Ltd.	164,000	2,210,688
SanBio Co. Ltd.(a)(b)	366,200	5,501,136
Sangetsu Corp.	310,800	6,185,557
San-In Godo Bank Ltd. (The)	918,900	7,737,708
Sanken Electric Co. Ltd.(a)(b)	144,400	8,191,100
Sanki Engineering Co. Ltd.	220,000	6,472,992
Sankyo Co. Ltd.	1,224,600	22,851,401
Sankyu Inc.	273,000	16,070,805
Sanrio Co. Ltd.	1,185,300	48,635,399
Sansan Inc.(b)	501,700	6,347,961

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Santen Pharmaceutical Co. Ltd.	2,194,000	$24,241,314
Sanwa Holdings Corp.	1,285,400	35,068,055
Sanyo Chemical Industries Ltd.	21,100	552,963
Sanyo Denki Co. Ltd.	45,600	2,827,466
Sapporo Holdings Ltd.	452,000	20,915,026
Sawai Group Holdings Co. Ltd.	691,300	8,873,855
SBI Holdings Inc.	1,780,500	66,141,772
SBI Sumishin Net Bank Ltd., NVS	344,300	10,985,671
SBS Holdings Inc.	58,000	1,234,905
SCREEN Holdings Co. Ltd.	531,400	41,454,460
SCSK Corp.	1,000,400	31,127,347
Secom Co. Ltd.	2,719,800	97,676,764
Sega Sammy Holdings Inc.	1,056,400	21,595,188
Seibu Holdings Inc.	1,407,500	39,332,163
Seiko Epson Corp.	1,937,000	24,577,246
Seiko Group Corp.	155,000	4,308,816
Seino Holdings Co. Ltd.	678,800	10,324,397
Seiren Co. Ltd.	285,500	4,664,027
Sekisui Chemical Co. Ltd.	2,505,600	43,459,933
Sekisui House Ltd.	3,980,800	83,504,530
Sekisui House REIT Inc.	29,582	15,367,673
Senko Group Holdings Co. Ltd.	829,000	11,157,679
Senshu Ikeda Holdings Inc.	963,000	4,099,015
Septeni Holdings Co. Ltd.(a)	342,000	1,003,098
Seria Co. Ltd.	310,700	5,722,028
Seven & i Holdings Co. Ltd.	14,475,300	190,830,671
Seven Bank Ltd.	4,231,300	7,600,276
SG Holdings Co. Ltd.	2,086,300	23,146,267
Sharp Corp./Japan(b)	1,851,299	8,752,154
Shibaura Machine Co. Ltd.	128,300	3,302,162
Shibaura Mechatronics Corp.	82,900	5,834,051
SHIFT Inc.(b)	1,275,300	13,383,574
Shiga Bank Ltd. (The)	219,700	8,823,223
Shikoku Electric Power Co. Inc.	1,084,600	9,025,243
Shikoku Kasei Holdings Corp.	125,300	1,734,093
Shimadzu Corp.	1,536,600	34,015,213
Shimamura Co. Ltd.	291,600	21,113,746
Shimano Inc.	502,400	54,960,490
Shimizu Corp.	3,433,300	38,033,963
Shin-Etsu Chemical Co. Ltd.	11,749,700	338,119,985
Shin-Etsu Polymer Co. Ltd.	123,700	1,460,581
Shinmaywa Industries Ltd.	590,700	7,129,423
Shionogi & Co. Ltd.	4,922,900	82,332,136
Ship Healthcare Holdings Inc.	601,500	8,393,431
Shiseido Co. Ltd.	2,608,400	42,400,909
Shizuoka Financial Group Inc., NVS	2,852,200	33,736,341
Shizuoka Gas Co. Ltd.	137,200	1,031,209
SHO-BOND Holdings Co. Ltd.	319,600	10,204,802
Shochiku Co. Ltd.(a)	48,800	4,135,528
Shoei Co. Ltd.	310,300	3,715,518
Showa Sangyo Co. Ltd.	79,900	1,604,671
Simplex Holdings Inc.	189,700	5,149,742
Sinfonia Technology Co. Ltd.	155,400	9,759,855
SKY Perfect JSAT Holdings Inc.	1,445,600	13,690,192
Skylark Holdings Co. Ltd.	1,515,800	28,812,085
SMC Corp.	376,800	131,116,384
SMS Co. Ltd.	531,600	5,321,796
Socionext Inc.	1,172,600	22,097,436
SoftBank Corp.	182,715,500	263,993,901
SoftBank Group Corp.	6,225,000	475,334,360
Sojitz Corp.	1,469,400	34,971,519
Sompo Holdings Inc.	5,815,600	171,484,758
Security	Shares	Value
Japan (continued)
Sony Group Corp.	40,166,000	$966,124,841
SOSiLA Logistics REIT Inc.	3,743	2,910,982
Sotetsu Holdings Inc.	567,300	8,958,283
Square Enix Holdings Co. Ltd.	551,300	37,271,274
Stanley Electric Co. Ltd.	779,000	14,691,552
Star Asia Investment Corp.	15,355	5,963,562
Star Micronics Co. Ltd.	222,600	2,559,869
Starts Corp. Inc.	143,300	4,333,017
Subaru Corp.	3,823,400	70,334,544
Sugi Holdings Co. Ltd.	684,800	16,597,772
SUMCO Corp.	2,312,300	18,084,035
Sumitomo Bakelite Co. Ltd.	491,000	14,238,508
Sumitomo Chemical Co. Ltd.	9,772,000	24,440,651
Sumitomo Corp.	7,085,100	181,093,404
Sumitomo Electric Industries Ltd.	4,678,100	116,085,587
Sumitomo Forestry Co. Ltd.	3,159,900	31,743,230
Sumitomo Heavy Industries Ltd.	702,200	15,551,300
Sumitomo Metal Mining Co. Ltd.	1,641,200	36,098,679
Sumitomo Mitsui Financial Group Inc.	24,028,600	606,159,968
Sumitomo Mitsui Trust Group Inc.	4,158,700	109,019,320
Sumitomo Osaka Cement Co. Ltd.	221,200	5,757,440
Sumitomo Pharma Co. Ltd.(b)	1,226,400	10,551,373
Sumitomo Realty & Development Co. Ltd.	2,012,300	73,507,643
Sumitomo Riko Co. Ltd.	125,500	1,589,274
Sumitomo Rubber Industries Ltd.	1,215,800	13,895,949
Sumitomo Warehouse Co. Ltd. (The)	530,000	10,992,831
Sun Corp.	69,500	2,666,678
Sundrug Co. Ltd.	484,600	14,363,078
Suntory Beverage & Food Ltd.	890,200	26,880,232
Suruga Bank Ltd.	804,500	7,407,596
Suzuken Co. Ltd.	411,300	15,545,978
Suzuki Motor Corp.	10,250,000	112,622,620
SWCC Corp.	206,000	12,332,188
Synspective Inc., NVS(a)(b)	284,600	1,880,779
Sysmex Corp.	3,257,800	52,925,734
Systena Corp.	2,072,600	5,490,269
T Hasegawa Co. Ltd.	137,000	2,826,681
T&D Holdings Inc.	3,174,200	77,509,895
Tadano Ltd.	717,700	5,163,729
Taihei Dengyo Kaisha Ltd.	57,100	2,454,945
Taiheiyo Cement Corp.	768,500	18,779,711
Taikisha Ltd.	271,400	4,862,513
Taisei Corp.	1,070,500	64,009,345
Taiyo Holdings Co. Ltd.	252,700	10,974,043
Taiyo Yuden Co. Ltd.	832,700	15,557,475
Takamatsu Construction Group Co. Ltd.	75,700	1,543,358
Takara Bio Inc.	282,500	1,651,072
Takara Holdings Inc.	991,500	8,346,636
Takara Leben Real Estate Investment Corp.	7,189	4,491,437
Takasago Thermal Engineering Co. Ltd.	277,100	13,445,039
Takashimaya Co. Ltd.	1,936,300	14,964,132
Takeda Pharmaceutical Co. Ltd.	10,179,080	279,617,114
Takeuchi Manufacturing Co. Ltd.	236,900	8,468,248
Takuma Co. Ltd.	564,700	8,168,241
Tama Home Co. Ltd.	129,000	3,042,305
Tamron Co. Ltd.	921,700	5,538,788
TBS Holdings Inc.	200,200	6,585,404
TDK Corp.	12,683,200	154,518,535
TechMatrix Corp.	187,900	2,673,150
TechnoPro Holdings Inc.	678,000	21,472,384
Teijin Ltd.	1,086,500	9,234,936
Terumo Corp.	8,664,500	146,926,244
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
THK Co. Ltd.	706,200	$19,850,554
Timee Inc.(b)	320,900	4,276,549
TIS Inc.	1,435,100	45,782,443
TKC Corp.	102,100	3,066,886
Toa Corp./Tokyo	358,000	4,472,310
Toagosei Co. Ltd.	737,300	7,227,477
Tobu Railway Co. Ltd.	1,156,300	19,682,323
Tocalo Co. Ltd.	578,000	7,734,339
Toda Corp.	1,581,100	10,082,927
Toei Animation Co. Ltd.	402,900	8,814,538
Toei Co. Ltd.	185,900	6,420,777
Toenec Corp.	179,500	1,582,325
Toho Bank Ltd. (The)	940,200	2,289,145
Toho Co. Ltd./Tokyo	740,100	46,695,277
Toho Gas Co. Ltd.	503,300	14,054,243
Toho Holdings Co. Ltd.	499,600	16,860,246
Tohoku Electric Power Co. Inc.	3,175,300	22,276,929
Tokai Carbon Co. Ltd.	1,400,300	9,562,118
Tokai Corp./Gifu	56,700	791,188
TOKAI Holdings Corp.	890,400	6,304,693
Tokai Rika Co. Ltd.	269,100	4,308,521
Tokai Tokyo Financial Holdings Inc.	2,124,000	7,656,944
Token Corp.	52,210	4,823,244
Tokio Marine Holdings Inc.	11,981,300	481,083,837
Tokuyama Corp.	477,500	10,225,508
Tokyo Century Corp.	858,000	9,819,590
Tokyo Electric Power Co. Holdings Inc.(b)	9,906,900	37,512,901
Tokyo Electron Device Ltd.	128,600	2,237,089
Tokyo Electron Ltd.	2,913,400	463,168,494
Tokyo Gas Co. Ltd.	2,190,100	73,343,377
Tokyo Kiraboshi Financial Group Inc.	172,900	7,454,684
Tokyo Metro Co. Ltd.(a)	1,898,100	20,452,673
Tokyo Ohka Kogyo Co. Ltd.	640,500	17,543,041
Tokyo Seimitsu Co. Ltd.	264,700	16,466,908
Tokyo Steel Manufacturing Co. Ltd.	467,100	4,860,099
Tokyo Tatemono Co. Ltd.	1,250,900	20,933,641
Tokyotokeiba Co. Ltd.	74,000	2,550,188
Tokyu Construction Co. Ltd.	695,500	4,778,162
Tokyu Corp.	3,273,500	36,848,857
Tokyu Fudosan Holdings Corp.	3,753,900	26,471,205
Tokyu REIT Inc.	6,366	8,277,718
TOMONY Holdings Inc.	1,015,400	4,104,612
Tomy Co. Ltd.	610,200	12,895,242
Topcon Corp.	682,500	14,859,641
Toppan Holdings Inc.	1,548,800	41,737,411
Topre Corp.	181,500	2,486,513
Toray Industries Inc.	9,045,200	61,867,862
Toridoll Holdings Corp.	325,500	9,575,110
Tosei Corp.	98,200	1,893,541
Toshiba TEC Corp.	164,000	3,278,629
Tosoh Corp.	1,778,600	26,775,810
Totetsu Kogyo Co. Ltd.	125,000	3,459,147
TOTO Ltd.	897,400	22,844,391
Towa Corp.	447,500	5,557,205
Towa Pharmaceutical Co. Ltd.	137,300	2,978,739
Toyo Construction Co. Ltd.	385,000	4,207,641
Toyo Seikan Group Holdings Ltd.	827,200	17,131,969
Toyo Suisan Kaisha Ltd.	589,600	37,668,717
Toyo Tanso Co. Ltd.	106,900	3,431,585
Toyo Tire Corp.	824,900	17,472,251
Toyobo Co. Ltd.	641,900	4,156,523
Toyoda Gosei Co. Ltd.	346,500	7,312,545
Security	Shares	Value
Japan (continued)
Toyota Boshoku Corp.	573,000	$8,142,620
Toyota Industries Corp.	1,062,200	113,583,784
Toyota Motor Corp.	61,801,825	1,099,306,249
Toyota Tsusho Corp.	4,147,000	95,042,341
Transcosmos Inc.	115,500	2,751,040
TRE Holdings Corp.	213,400	1,913,551
Trend Micro Inc./Japan	830,400	50,636,477
Tri Chemical Laboratories Inc.	195,700	4,445,451
Trial Holdings Inc.(a)	259,200	4,029,648
Trusco Nakayama Corp.	278,500	4,056,112
TS Tech Co. Ltd.	558,000	6,700,016
Tsubakimoto Chain Co.	378,500	5,312,560
Tsuburaya Fields Holdings Inc.	256,900	3,910,315
Tsugami Corp.	228,400	3,145,582
Tsumura & Co.	411,500	10,150,817
Tsuruha Holdings Inc.	244,900	18,025,764
TV Asahi Holdings Corp.	141,100	2,651,212
UACJ Corp.	230,200	9,058,805
UBE Corp.	625,400	9,573,529
Ulvac Inc.	298,200	10,953,467
U-Next Holdings Co. Ltd.	403,800	5,430,343
Unicharm Corp.	7,343,000	50,792,608
United Super Markets Holdings Inc.	712,500	4,441,870
United Urban Investment Corp.	20,029	21,991,392
Ushio Inc.	603,300	7,400,057
USS Co. Ltd.	2,661,100	28,923,196
UT Group Co. Ltd.	205,700	3,472,636
Valor Holdings Co. Ltd.	194,300	3,431,506
Visional Inc.(b)	161,100	12,592,455
Wacoal Holdings Corp.	257,900	9,320,726
Wacom Co. Ltd.	925,000	3,982,852
Welcia Holdings Co. Ltd.	617,000	10,353,055
West Holdings Corp.(a)	142,330	1,418,440
West Japan Railway Co.	2,870,500	62,847,361
WingArc1st Inc.	105,300	2,518,568
Workman Co. Ltd.	137,900	5,902,567
Yakult Honsha Co. Ltd.	1,786,900	28,746,816
Yamada Holdings Co. Ltd.	3,714,000	11,319,235
Yamaguchi Financial Group Inc.	1,316,100	14,896,650
Yamaha Corp.	2,617,500	18,864,612
Yamaha Motor Co. Ltd.	6,041,700	43,698,534
Yamato Holdings Co. Ltd.	1,630,500	23,575,700
Yamato Kogyo Co. Ltd.	245,200	13,759,044
Yamazaki Baking Co. Ltd.	795,700	16,998,003
Yamazen Corp.	543,400	4,816,539
Yaoko Co. Ltd.	98,600	6,381,134
Yaskawa Electric Corp.	1,500,100	31,375,768
Yellow Hat Ltd.	325,600	3,446,694
Yodogawa Steel Works Ltd.	566,900	4,363,652
Yokogawa Bridge Holdings Corp.	158,200	2,804,199
Yokogawa Electric Corp.	1,493,700	39,813,198
Yokohama Rubber Co. Ltd. (The)	879,200	25,138,002
Yonex Co. Ltd.	360,800	7,084,467
Yoshinoya Holdings Co. Ltd.	517,700	11,220,406
Yuasa Trading Co. Ltd.	68,100	2,115,795
Zacros Corp.	13,900	362,227
Zenkoku Hosho Co. Ltd.	662,500	14,134,536
Zensho Holdings Co. Ltd.	637,000	33,521,129
Zeon Corp.	939,900	9,975,628
ZERIA Pharmaceutical Co. Ltd.	25,200	347,705
Zojirushi Corp.	165,200	1,970,828
ZOZO Inc.	2,652,300	26,256,095

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Zuken Inc.	50,700	$1,949,948
		33,172,369,229
Netherlands — 4.0%
Aalberts NV	655,663	20,956,469
ABN AMRO Bank NV, CVA(d)	3,018,051	87,247,127
Adyen NV(b)(d)	163,915	281,138,910
Aegon Ltd.	8,739,124	62,454,392
AerCap Holdings NV	1,221,601	131,016,707
Akzo Nobel NV	1,135,557	71,314,553
Allfunds Group PLC	2,330,973	16,140,135
AMG Critical Materials NV	226,784	6,385,534
Arcadis NV	489,476	24,428,611
ASM International NV	307,158	148,681,966
ASML Holding NV	2,576,703	1,785,843,050
ASR Nederland NV	1,000,235	66,439,520
Basic-Fit NV(a)(b)(d)	328,329	9,268,902
BE Semiconductor Industries NV	531,973	71,875,768
Brunel International NV	252,336	2,621,607
Coca-Cola Europacific Partners PLC	1,515,982	146,928,975
Corbion NV	385,991	7,325,266
CVC Capital Partners PLC(d)	1,390,033	26,655,019
DSM-Firmenich AG	1,225,344	117,730,382
Eurocommercial Properties NV	310,948	9,491,073
EXOR NV	593,232	57,173,568
Flow Traders Ltd.	233,440	6,991,964
Fugro NV	761,572	10,917,058
Heineken Holding NV	859,555	58,012,300
Heineken NV	1,888,058	148,196,797
IMCD NV	386,650	42,380,972
ING Groep NV	20,572,093	479,441,416
InPost SA(b)	1,521,731	21,856,153
JDE Peet's NV	1,125,197	33,367,795
Just Eat Takeaway.com NV(b)(d)	1,177,097	26,887,720
Koninklijke Ahold Delhaize NV	5,938,247	234,539,372
Koninklijke BAM Groep NV	1,903,585	16,618,751
Koninklijke KPN NV	25,326,289	113,145,147
Koninklijke Philips NV	5,448,517	142,289,824
Koninklijke Vopak NV	429,444	20,514,957
NN Group NV	1,742,533	117,334,500
OCI NV	685,426	5,709,190
Pharming Group NV(a)(b)	4,827,274	5,305,307
Pharvaris NV(b)	54,451	1,082,486
PostNL NV(a)	2,200,530	2,399,486
Prosus NV	8,543,770	488,069,171
Randstad NV	696,469	33,102,778
SBM Offshore NV	945,188	24,649,782
Signify NV(d)	828,722	19,825,165
Sligro Food Group NV	143,104	1,808,817
TKH Group NV	269,431	11,082,566
TomTom NV(a)(b)	596,763	3,592,880
Universal Music Group NV	7,160,169	205,975,806
Van Lanschot Kempen NV	214,560	13,975,447
Wereldhave NV	253,828	5,195,409
Wolters Kluwer NV	1,555,930	242,349,970
		5,687,736,520
New Zealand — 0.2%
Air New Zealand Ltd.	5,283,144	1,805,134
Auckland International Airport Ltd.	10,343,325	45,882,184
Contact Energy Ltd.	5,212,797	27,937,245
EBOS Group Ltd.	1,124,795	27,101,019
Fisher & Paykel Healthcare Corp. Ltd.	3,831,467	83,061,897
Security	Shares	Value
New Zealand (continued)
Fletcher Building Ltd.(b)	6,482,055	$11,563,433
Goodman Property Trust	6,326,400	7,491,032
Infratil Ltd.	6,148,927	41,985,499
Kiwi Property Group Ltd.	7,733,723	4,434,119
Mercury NZ Ltd.	4,690,365	17,090,728
Meridian Energy Ltd.	8,508,862	28,571,647
Ryman Healthcare Ltd.(b)	6,123,294	9,000,747
Spark New Zealand Ltd.	12,738,075	18,234,716
		324,159,400
Norway — 0.8%
Aker ASA, Class A	159,509	11,000,408
Aker BP ASA	2,087,836	50,226,262
Aker Solutions ASA	1,818,837	5,379,576
Atea ASA	645,260	8,912,448
Austevoll Seafood ASA	673,623	6,198,747
AutoStore Holdings Ltd.(a)(b)(d)	8,239,809	5,788,770
Bakkafrost P/F	312,403	12,478,686
BW LPG Ltd.(a)(d)	648,279	8,618,028
BW Offshore Ltd.	59,299	200,460
Cadeler AS(b)	1,261,272	6,639,664
DNB Bank ASA	5,825,240	147,377,015
DNO ASA	2,835,801	3,872,566
DOF Group ASA	1,002,103	9,175,570
Elkem ASA(a)(d)	2,324,714	5,401,398
Entra ASA(b)(d)	616,263	7,570,140
Equinor ASA	5,405,054	138,842,697
Europris ASA(d)	1,040,263	9,744,417
Flex LNG Ltd.(a)	199,401	4,976,008
Frontline PLC(a)	980,431	18,053,929
Gjensidige Forsikring ASA	1,302,693	34,265,539
Golden Ocean Group Ltd.(a)(b)	832,998	6,896,866
Grieg Seafood ASA(a)(b)	408,370	2,717,839
Hexagon Composites ASA(a)(b)	987,085	1,630,943
Hoegh Autoliners ASA	696,891	7,003,135
Kitron ASA	1,221,535	7,429,596
Kongsberg Gruppen ASA	2,896,309	86,550,775
Leroy Seafood Group ASA	1,808,349	8,226,299
Mowi ASA	3,062,375	57,044,342
MPC Container Ships ASA	2,433,468	4,482,710
NORBIT ASA	176,598	3,509,411
Nordic Semiconductor ASA(b)	1,181,963	16,068,866
Norsk Hydro ASA	9,152,984	54,249,650
Norwegian Air Shuttle ASA(a)(b)	4,007,282	6,554,588
Odfjell Drilling Ltd.	597,243	4,243,707
Orkla ASA	4,691,579	49,336,772
Paratus Energy Services Ltd.	628,705	2,397,163
Protector Forsikring ASA	622,158	30,375,956
Salmar ASA	459,231	18,655,829
Scatec ASA(b)(d)	826,237	8,197,736
SpareBank 1 Nord Norge	577,580	8,265,163
SpareBank 1 Oestlandet	90,425	1,685,085
SpareBank 1 SMN	1,217,623	22,625,029
SpareBank 1 Sor-Norge ASA	1,287,457	22,549,091
Stolt-Nielsen Ltd.	156,310	4,573,992
Storebrand ASA	2,763,008	39,235,488
Subsea 7 SA	1,470,525	28,497,251
Telenor ASA	3,984,780	61,130,102
TGS ASA	1,308,071	9,610,188
TOMRA Systems ASA	1,483,071	20,599,979
Vend Marketplaces ASA, Class A	491,014	19,381,303
Vend Marketplaces ASA, Class B	607,703	22,833,669
Wallenius Wilhelmsen ASA	744,795	6,663,071
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Wilh Wilhelmsen Holding ASA, Class A	87,244	$4,020,986
Yara International ASA	1,078,555	39,871,094
		1,181,836,002
Portugal — 0.2%
Altri SGPS SA(a)	743,345	4,045,494
Banco Comercial Portugues SA, Class R	51,361,881	42,175,520
Corticeira Amorim SGPS SA	47,650	423,521
CTT-Correios de Portugal SA	925,305	7,797,981
EDP Renovaveis SA	2,023,297	23,754,937
EDP SA	20,222,381	87,408,417
Galp Energia SGPS SA	2,775,850	53,005,506
Jeronimo Martins SGPS SA	1,789,591	43,626,042
Mota-Engil SGPS SA(a)	595,372	3,042,189
Navigator Co. SA (The)	1,910,650	6,748,154
NOS SGPS SA	1,424,471	5,871,845
REN - Redes Energeticas Nacionais SGPS SA	3,405,571	11,556,826
Sonae SGPS SA	7,549,702	10,890,265
		300,346,697
Singapore — 1.8%
AIMS APAC REIT	537,193	574,232
Bitdeer Technologies Group, Class A(a)(b)	591,521	7,624,706
CapitaLand Ascendas REIT	25,245,003	54,052,752
CapitaLand Ascott Trust	14,433,868	9,935,324
CapitaLand China Trust(a)	7,751,080	4,526,281
Capitaland India Trust(a)	5,294,946	4,852,885
CapitaLand Integrated Commercial Trust	39,489,405	66,676,297
CapitaLand Investment Ltd./Singapore(a)	16,524,700	35,194,340
CDL Hospitality Trusts(a)	7,834,646	4,810,879
City Developments Ltd.(a)	3,723,500	17,627,687
ComfortDelGro Corp. Ltd.	12,707,900	14,939,740
DBS Group Holdings Ltd.	13,880,090	509,461,338
Digital Core REIT Management Pte. Ltd.	5,714,800	2,988,715
ESR-REIT	4,704,942	9,963,776
Far East Hospitality Trust(a)	624,000	287,779
First Resources Ltd.	3,256,300	3,799,160
Frasers Centrepoint Trust	8,318,354	14,185,299
Frasers Logistics & Commercial Trust(a)	18,364,086	12,402,391
Genting Singapore Ltd.(a)	37,666,600	21,247,107
Golden Agri-Resources Ltd.(a)	44,304,700	8,672,822
Grab Holdings Ltd., Class A(b)	15,463,094	75,614,530
Hafnia Ltd.(a)	1,897,070	10,425,512
Hutchison Port Holdings Trust, Class U	33,561,200	6,690,056
iFAST Corp. Ltd.(a)	956,700	6,656,460
Keppel DC REIT	12,424,505	22,610,379
Keppel Infrastructure Trust	24,619,169	8,324,650
Keppel Ltd.	9,674,500	62,853,648
Keppel REIT	19,689,240	14,370,385
Lendlease Global Commercial REIT	8,274,009	3,493,220
Mapletree Industrial Trust	14,110,920	21,997,494
Mapletree Logistics Trust(a)	21,875,479	19,453,103
Mapletree Pan Asia Commercial Trust(a)	14,717,456	14,583,589
NetLink NBN Trust	24,567,200	16,934,415
Olam Group Ltd.(a)	5,352,600	4,287,357
Oversea-Chinese Banking Corp. Ltd.	22,034,600	285,549,867
Parkway Life REIT	3,004,800	9,307,863
Raffles Medical Group Ltd.	7,350,200	5,587,647
Riverstone Holdings Ltd.(a)	3,059,800	1,659,590
Sasseur REIT	298,200	154,717
SATS Ltd.(a)	6,678,826	16,296,634
Sea Ltd., ADR(b)	2,491,423	390,281,413
Seatrium Ltd.	15,186,187	26,392,994
Security	Shares	Value
Singapore (continued)
Sembcorp Industries Ltd.	6,219,000	$36,978,718
Sheng Siong Group Ltd.	5,017,900	8,100,314
SIA Engineering Co. Ltd.	336,100	794,198
Singapore Airlines Ltd.	9,742,000	50,884,055
Singapore Exchange Ltd.	4,962,700	60,850,652
Singapore Post Ltd.(a)	10,882,800	4,088,778
Singapore Technologies Engineering Ltd.	10,486,700	70,546,964
Singapore Telecommunications Ltd.	50,012,800	149,045,501
Starhill Global REIT(a)	11,924,000	4,946,458
StarHub Ltd.	4,589,900	4,348,103
Stoneweg Europe Stapled Trust, NVS	1,074,140	1,936,777
Suntec REIT(a)	14,689,100	13,074,080
Super Hi International Holding Ltd.(a)(b)	916,000	1,881,126
UMS Integration Ltd.(a)	3,397,200	3,955,906
United Overseas Bank Ltd.	8,209,200	228,074,046
UOL Group Ltd.	2,936,200	15,521,315
Venture Corp. Ltd.	1,880,500	18,653,120
Wilmar International Ltd.	12,380,000	28,020,353
Yangzijiang Financial Holding Ltd.	15,679,200	11,593,201
Yangzijiang Shipbuilding Holdings Ltd.	17,149,100	33,636,723
Yanlord Land Group Ltd.(a)(b)	6,266,100	2,779,173
		2,577,058,594
Spain — 3.2%
Acciona SA	162,491	31,164,936
Acerinox SA	1,172,288	13,527,612
ACS Actividades de Construccion y Servicios SA	1,193,532	82,371,307
Aena SME SA(d)	4,896,236	131,846,377
Almirall SA	513,965	6,186,667
Amadeus IT Group SA	2,957,038	237,431,675
Atresmedia Corp. de Medios de Comunicacion SA	813,299	4,596,071
Audax Renovables SA	806,569	1,330,619
Banco Bilbao Vizcaya Argentaria SA	37,451,364	624,623,434
Banco de Sabadell SA	35,396,823	130,646,149
Banco Santander SA	98,610,706	847,143,063
Bankinter SA	4,342,507	61,985,910
CaixaBank SA	25,525,053	240,147,489
Cellnex Telecom SA(d)	3,294,754	116,270,283
CIE Automotive SA	386,787	11,612,833
Construcciones y Auxiliar de Ferrocarriles SA	172,107	10,422,164
Distribuidora Internacional de Alimentacion SA(b)	46,324	1,517,223
eDreams ODIGEO SA(b)	306,516	2,901,109
Enagas SA	1,535,234	22,993,946
Ence Energia y Celulosa SA(a)	1,090,552	3,431,793
Endesa SA	2,078,641	60,133,851
Ferrovial SE	3,334,570	170,939,775
Fluidra SA	629,520	15,700,621
Gestamp Automocion SA(d)	1,268,494	4,768,274
Grenergy Renovables SA(b)	87,326	6,471,780
Grifols SA(b)	1,957,952	29,173,737
Iberdrola SA	41,488,980	729,223,470
Indra Sistemas SA(a)	566,181	23,453,479
Industria de Diseno Textil SA	7,091,405	338,735,314
Inmobiliaria Colonial SOCIMI SA	1,973,002	13,066,085
International Consolidated Airlines Group SA, Class DI	8,083,658	40,525,541
Laboratorios Farmaceuticos Rovi SA	140,586	8,677,946
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,955,039	6,093,345
Logista Integral SA	377,654	11,952,946
Melia Hotels International SA	789,093	7,006,536
Merlin Properties SOCIMI SA	2,518,240	34,867,662

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Neinor Homes SA(d)	419,914	$8,161,759
Pharma Mar SA	95,689	8,722,241
Prosegur Cash SA(d)	207,254	177,625
Prosegur Cia. de Seguridad SA	1,264,924	3,746,002
Redeia Corp. SA	1,672,728	32,427,475
Repsol SA	7,478,656	113,389,523
Sacyr SA	3,756,781	15,383,110
Solaria Energia y Medio Ambiente SA(a)(b)	590,364	7,590,961
Tecnicas Reunidas SA(b)	371,176	9,140,892
Telefonica SA	24,648,562	127,206,119
Unicaja Banco SA(d)	8,992,664	23,627,300
Vidrala SA	134,260	14,452,624
Viscofan SA	258,208	17,668,571
		4,464,635,224
Sweden — 3.6%
AAK AB	1,200,620	30,885,250
AcadeMedia AB(d)	240,578	2,202,922
AddLife AB, Class B	734,453	12,933,824
Addnode Group AB, Class B	625,562	7,157,287
AddTech AB, Class B	1,715,756	57,680,598
AFRY AB	689,896	10,678,602
Alfa Laval AB	1,914,070	83,161,754
Alleima AB	1,279,747	9,043,920
Ambea AB(d)	386,138	4,857,814
AQ Group AB	217,529	4,433,341
Arjo AB, Class B	1,537,127	5,356,536
Asmodee Group AB, Class B(b)	854,470	10,760,846
Assa Abloy AB, Class B	6,642,752	219,810,201
Atlas Copco AB, Class A	17,631,464	268,498,702
Atlas Copco AB, Class B	10,059,897	136,142,119
Atrium Ljungberg AB, Class B	1,760,819	5,695,145
Attendo AB(d)	848,301	5,927,409
Avanza Bank Holding AB	817,940	30,132,557
Axfood AB	710,458	21,170,443
Beijer Ref AB, Class B	2,570,048	43,143,127
Betsson AB, Class B	789,736	13,372,100
Better Collective A/S(a)(b)	233,617	3,298,094
Bilia AB, Class A	541,287	6,359,747
Billerud Aktiebolag	1,454,794	12,352,251
BioArctic AB, Class B(a)(b)(d)	234,263	5,129,103
BioGaia AB, Class B	670,889	6,712,768
Boliden AB(b)	1,870,644	57,258,959
BoneSupport Holding AB(b)(d)	387,980	13,102,759
Boozt AB(b)(d)	358,178	3,188,791
Bravida Holding AB(d)	1,499,003	14,066,559
Bufab AB	780,547	7,740,807
Bure Equity AB	337,962	9,977,080
Camurus AB(b)	230,968	16,025,433
Castellum AB	2,842,556	32,358,402
Catena AB	279,720	12,636,130
Cibus Nordic Real Estate AB publ	396,009	7,018,675
Clas Ohlson AB, Class B	235,294	8,186,942
Cloetta AB, Class B	1,589,424	5,111,651
Corem Property Group AB, Class B	3,475,922	1,550,370
Creades AB, Class A	275,375	2,198,952
Dios Fastigheter AB	449,809	2,955,151
Dometic Group AB(d)	2,025,600	10,232,171
Electrolux AB, Class B(b)	1,535,933	9,354,755
Electrolux Professional AB, Class B	1,818,789	12,358,151
Elekta AB, Class B	2,477,522	12,216,947
Embracer Group AB(b)	959,733	9,928,048
Engcon AB	245,990	1,927,536
Security	Shares	Value
Sweden (continued)
Epiroc AB, Class A	4,509,752	$91,787,668
Epiroc AB, Class B	2,378,103	42,629,846
EQT AB	2,454,169	82,028,386
Essity AB, Class B	3,989,622	98,374,142
Evolution AB(d)	975,511	86,782,483
Fabege AB	1,569,403	13,154,176
Fastighets AB Balder, Class B(b)	4,765,272	32,175,555
Getinge AB, Class B	1,532,454	30,247,983
Granges AB	733,310	9,833,050
H & M Hennes & Mauritz AB, Class B	3,689,592	49,704,853
Hemnet Group AB	568,923	16,384,111
Hexagon AB, Class B	13,498,189	148,319,164
Hexatronic Group AB(a)(b)	1,133,682	2,407,901
Hexpol AB	1,729,727	14,894,659
HMS Networks AB(b)	181,682	7,634,231
Hoist Finance AB(d)	262,337	2,584,750
Holmen AB, Class B	576,816	21,438,298
Hufvudstaden AB, Class A	771,228	9,332,339
Husqvarna AB, Class B	2,515,070	13,621,878
Industrivarden AB, Class A	835,566	30,914,209
Industrivarden AB, Class C	1,025,983	37,889,201
Indutrade AB	1,784,331	43,331,404
Instalco AB	1,384,715	3,625,840
Investment AB Latour, Class B	953,720	24,347,694
Investor AB, Class B	11,365,033	329,353,185
INVISIO AB	234,485	7,597,565
Inwido AB	498,868	9,275,477
JM AB	406,916	5,831,102
Kinnevik AB, Class B	1,599,346	14,339,705
L E Lundbergforetagen AB, Class B	495,012	24,145,267
Lifco AB, Class B	1,552,191	55,290,715
Lindab International AB	517,271	10,872,300
Loomis AB, Class B	476,053	18,822,801
Medicover AB, Class B	410,279	11,493,360
MEKO AB	312,486	2,735,659
Mildef Group AB(a)	288,685	5,081,150
Millicom International Cellular SA	706,347	28,359,832
MIPS AB	172,835	7,324,979
Modern Times Group MTG AB, Class B(b)	567,831	5,837,635
Munters Group AB(d)	873,520	12,293,285
Mycronic AB	1,002,449	21,752,018
NCAB Group AB(b)	972,114	5,253,302
NCC AB, Class B	560,959	10,621,919
New Wave Group AB, Class B	579,668	6,942,081
Nibe Industrier AB, Class B	10,006,329	46,173,309
Nolato AB, Class B	1,424,626	8,427,281
Nordea Bank Abp	20,425,267	298,041,034
Nordnet AB publ	896,596	24,213,546
Norion Bank AB(b)	133,157	850,815
NP3 Fastigheter AB	182,298	4,832,478
Nyfosa AB	1,175,825	10,193,593
Pandox AB, Class B	676,825	12,085,605
Paradox Interactive AB	215,874	3,691,158
Peab AB, Class B	1,204,014	9,054,866
Platzer Fastigheter Holding AB, Class B	370,734	2,641,818
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	2,644,057	2,829,141
Ratos AB, Class B	1,433,771	5,075,672
RaySearch Laboratories AB	111,204	3,811,303
Saab AB, Class B	2,094,580	113,932,533
Sagax AB, Class B	1,475,304	31,225,731
Samhallsbyggnadsbolaget i Norden AB(a)	7,387,870	3,704,163
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Sandvik AB	6,983,975	$170,406,604
Scandic Hotels Group AB(d)	1,043,462	8,652,763
Sdiptech AB, Class B(b)	184,354	3,705,840
Sectra AB, Class B	890,683	33,022,934
Securitas AB, Class B	3,228,296	47,912,221
Sinch AB(b)(d)	4,327,159	14,854,938
Skandinaviska Enskilda Banken AB, Class A	10,176,791	178,017,783
Skanska AB, Class B	2,275,386	53,076,772
SKF AB, Class B	2,246,221	52,319,964
SkiStar AB	160,826	2,537,102
SSAB AB, Class A	1,369,598	7,897,987
SSAB AB, Class B	4,180,310	23,625,736
Storskogen Group AB, Class B	8,779,697	10,189,962
Storytel AB	251,061	2,185,790
Surgical Science Sweden AB(a)(b)	213,374	3,233,299
Svenska Cellulosa AB SCA, Class B	4,060,386	50,921,899
Svenska Handelsbanken AB, Class A	9,487,722	115,601,971
Svolder AB, Class B	607,614	3,419,412
Sweco AB, Class B	1,334,085	21,044,564
Swedbank AB, Class A	5,513,819	146,822,114
SwedenCare AB	559,967	2,170,825
Swedish Orphan Biovitrum AB(b)	1,283,046	35,279,258
Synsam AB	694,652	3,789,598
Tele2 AB, Class B	3,615,385	55,876,177
Telefonaktiebolaget LM Ericsson, Class B	18,148,564	131,823,557
Telia Co. AB	15,138,877	53,466,126
Thule Group AB(d)	713,559	20,180,699
Trelleborg AB, Class B	1,375,397	49,974,752
Troax Group AB	150,771	2,106,485
Truecaller AB, Class B	1,760,272	8,793,051
Vimian Group AB(a)(b)	1,106,797	3,754,086
Vitec Software Group AB, Class B	204,942	7,945,095
Vitrolife AB	488,398	7,176,977
Volvo AB, Class B	10,377,678	298,044,692
Wallenstam AB, Class B	2,479,067	11,235,699
Wihlborgs Fastigheter AB	1,864,130	18,318,920
Xvivo Perfusion AB(a)(b)	158,888	3,238,690
Yubico AB(a)(b)	299,024	4,114,955
		5,020,481,230
Switzerland — 8.8%
ABB Ltd., Registered	10,271,966	670,739,753
Accelleron Industries AG	619,290	56,406,072
Adecco Group AG, Registered	1,115,332	35,119,731
Alcon AG	3,264,695	286,209,185
Allreal Holding AG, Registered	96,838	21,903,247
ALSO Holding AG, Registered	37,325	11,273,240
Amrize Ltd.(b)	3,394,691	171,604,817
ams-OSRAM AG(b)	637,824	8,407,037
Arbonia AG(a)	399,095	2,702,995
Aryzta AG(b)	153,687	14,423,977
Autoneum Holding AG	24,397	4,337,244
Avolta AG, Registered	615,079	31,973,987
Bachem Holding AG	219,982	18,532,722
Baloise Holding AG, Registered	276,775	66,333,252
Banque Cantonale Vaudoise, Registered	195,034	22,570,166
Barry Callebaut AG, Registered	23,104	28,136,015
Basilea Pharmaceutica Ag Allschwil, Registered(b)	102,323	7,256,435
Belimo Holding AG, Registered	65,022	75,667,910
BKW AG	146,912	32,801,415
Bossard Holding AG, Class A, Registered	44,723	9,478,399
Bucher Industries AG, Registered	48,494	22,901,226
Security	Shares	Value
Switzerland (continued)
Burckhardt Compression Holding AG	23,923	$21,305,637
Burkhalter Holding AG	43,491	7,820,949
Bystronic AG, Registered	8,762	4,341,896
Cembra Money Bank AG	193,285	21,692,416
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	6,718	98,825,608
Chocoladefabriken Lindt & Spruengli AG, Registered	635	92,851,128
Cie Financiere Richemont SA, Class A, Registered	3,506,274	572,491,024
Clariant AG, Registered	1,374,198	14,103,330
Comet Holding AG, Registered	52,442	13,203,871
COSMO Pharmaceuticals NV	67,706	4,856,944
Daetwyler Holding AG, Bearer	53,414	9,512,720
DKSH Holding AG	222,466	15,383,580
dormakaba Holding AG	22,607	21,823,094
Dottikon Es Holding AG(a)(b)	16,282	6,329,609
EFG International AG	719,553	14,262,026
Emmi AG, Registered	14,711	13,390,727
EMS-Chemie Holding AG, Registered	45,211	35,571,607
Flughafen Zurich AG, Registered	130,421	36,757,408
Forbo Holding AG, Registered	6,937	6,579,849
Galderma Group AG	856,395	131,985,976
Galenica AG(d)	326,822	34,685,495
Geberit AG, Registered	219,291	167,998,480
Georg Fischer AG	512,219	40,070,207
Givaudan SA, Registered	60,454	252,718,692
Helvetia Holding AG, Registered	238,413	57,333,905
Holcim AG	3,404,463	271,505,650
Huber + Suhner AG, Registered	128,331	17,135,513
Implenia AG, Registered	115,644	7,783,925
Inficon Holding AG	106,946	12,868,387
Interroll Holding AG, Registered	4,068	11,455,359
Intershop Holding AG	51,506	9,534,379
Julius Baer Group Ltd.	1,349,623	91,321,250
Kardex Holding AG, Registered	38,436	14,800,436
Komax Holding AG, Registered(a)(b)	29,100	3,983,150
Kuehne + Nagel International AG, Registered	312,468	63,705,628
Kuros Biosciences AG(b)	196,570	7,218,333
Landis+Gyr Group AG	162,660	13,281,892
LEM Holding SA, Registered(b)	2,465	2,003,711
Logitech International SA, Registered	995,782	92,335,727
Lonza Group AG, Registered	471,379	328,536,496
Medacta Group SA(d)	33,998	6,166,536
Medmix AG(d)	151,866	2,219,657
Mobilezone Holding AG, Registered	529,105	7,380,644
Mobimo Holding AG, Registered	53,515	20,959,323
Montana Aerospace AG(b)(d)	133,258	4,641,356
Nestle SA, Registered	17,138,269	1,497,491,622
Novartis AG, Registered	12,398,731	1,412,054,831
OC Oerlikon Corp. AG Pfaffikon, Registered	1,344,931	6,570,746
Partners Group Holding AG	148,023	198,986,801
PolyPeptide Group AG(b)(d)	95,058	2,643,970
PSP Swiss Property AG, Registered	300,814	51,037,405
R&S Group Holding AG	155,017	7,079,973
Rieter Holding AG, Registered(a)	26,219	1,999,288
Roche Holding AG, Bearer	197,609	65,672,397
Roche Holding AG, NVS	4,590,901	1,432,696,376
Sandoz Group AG	2,723,028	155,726,949
Schindler Holding AG, Participation Certificates, NVS	268,841	97,222,557
Schindler Holding AG, Registered	149,482	52,427,711

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Schweiter Technologies AG	7,245	$3,344,133
Sensirion Holding AG(b)(d)	50,241	4,977,562
SFS Group AG	134,071	17,325,449
SGS SA	1,030,029	104,664,711
Siegfried Holding AG	272,103	30,422,798
SIG Group AG	2,046,883	33,116,052
Sika AG, Registered	991,754	234,033,632
SKAN Group AG	63,187	5,794,810
Softwareone Holding AG	702,120	5,730,299
Softwareone Holding AG(b)	383,661	3,134,986
Sonova Holding AG, Registered	329,675	89,740,158
Stadler Rail AG(a)	366,317	9,680,539
Straumann Holding AG	731,167	89,085,282
Sulzer AG, Registered	141,953	27,313,299
Sunrise Communications AG, Class A	440,784	23,484,064
Swatch Group AG (The), Bearer(a)	188,456	33,329,802
Swiss Life Holding AG, Registered	184,161	190,753,513
Swiss Prime Site AG, Registered	522,086	72,209,038
Swiss Re AG	1,969,237	352,496,095
Swisscom AG, Registered	167,679	116,509,124
Swissquote Group Holding SA, Registered	78,694	52,287,876
Tecan Group AG, Registered	84,077	16,646,542
Temenos AG, Registered	367,909	32,907,488
TX Group AG	6,696	1,820,481
u-blox Holding AG(b)	53,571	6,670,775
UBS Group AG, Registered	21,397,143	795,203,581
Valiant Holding AG, Registered	117,519	18,497,222
VAT Group AG(d)	176,768	61,902,143
Vetropack Holding AG, Class A, Registered	57,634	2,125,859
Vontobel Holding AG, Registered	203,882	14,865,841
Ypsomed Holding AG, Registered(a)	33,893	16,216,348
Zehnder Group AG, Registered	100,795	8,880,673
Zurich Insurance Group AG	949,941	647,960,636
		12,388,253,792
United Kingdom — 14.7%
3i Group PLC	6,362,214	347,644,842
4imprint Group PLC	172,938	8,191,492
AB Dynamics PLC	15,776	301,060
Aberdeen Group PLC	12,042,103	31,775,918
Admiral Group PLC	1,710,927	77,122,565
Advanced Medical Solutions Group PLC	2,171,752	5,827,311
AG Barr PLC	660,717	6,002,133
Airtel Africa PLC(d)	5,786,677	15,577,555
AJ Bell PLC	1,902,581	13,475,147
Alpha Group International PLC	222,231	12,179,482
Alphawave IP Group PLC(a)(b)	2,344,857	5,337,892
Anglo American PLC, NVS	7,288,539	205,085,584
Antofagasta PLC	2,618,417	64,574,365
AO World PLC(b)	2,345,944	2,884,397
Ashmore Group PLC	2,673,517	6,171,803
Ashtead Group PLC	2,828,230	188,957,761
Ashtead Technology Holdings PLC(a)	489,896	2,165,409
ASOS PLC(a)(b)	407,414	1,667,959
Associated British Foods PLC	2,148,126	62,200,033
Assura PLC	20,573,343	13,547,705
Aston Martin Lagonda Global Holdings PLC(a)(b)(d)	2,402,374	2,209,734
AstraZeneca PLC	10,143,802	1,479,895,850
Atalaya Mining PLC	735,652	4,433,908
Auction Technology Group PLC(b)	579,973	3,772,261
Auto Trader Group PLC(d)	5,838,641	64,457,370
Aviva PLC	19,594,096	167,412,023
Security	Shares	Value
United Kingdom (continued)
B&M European Value Retail SA	6,655,063	$19,671,504
Babcock International Group PLC	1,647,564	22,588,640
BAE Systems PLC	19,637,384	468,560,078
Balfour Beatty PLC	3,697,980	26,427,593
Baltic Classifieds Group PLC	2,226,070	10,524,695
Barclays PLC	93,663,974	457,831,204
Barratt Redrow PLC	9,016,533	44,401,462
Beazley PLC	4,121,874	48,566,893
Bellway PLC	768,075	25,137,544
Berkeley Group Holdings PLC	679,914	32,698,281
Big Yellow Group PLC	1,164,854	14,362,213
Bodycote PLC	1,164,761	9,790,906
boohoo Group PLC(a)(b)	5,748,208	1,322,417
BP PLC	104,252,554	558,822,867
Breedon Group PLC	1,857,977	8,897,250
Bridgepoint Group PLC(d)	1,337,144	5,788,617
British American Tobacco PLC	12,927,350	692,612,846
British Land Co. PLC (The)	6,519,434	29,962,880
BT Group PLC	40,029,269	109,321,393
Bunzl PLC	2,140,138	63,513,858
Burberry Group PLC(b)	2,349,986	39,862,538
Bytes Technology Group PLC	1,243,243	5,998,771
C&C Group PLC	2,515,111	5,885,841
Carnival PLC(b)	912,011	24,816,687
Centrica PLC	33,047,696	71,837,516
Cerillion PLC	28,720	576,522
Chemring Group PLC	1,768,906	12,810,585
Clarkson PLC	190,610	8,679,288
CMC Markets PLC(d)	582,188	1,749,171
Coats Group PLC	12,277,096	11,998,171
Coca-Cola HBC AG, Class DI	1,410,687	73,316,491
Cohort PLC	31,676	608,850
Compass Group PLC	10,983,917	385,968,933
Computacenter PLC	500,444	15,125,023
Conduit Holdings Ltd.	1,047,423	4,212,811
ConvaTec Group PLC(d)	10,700,720	32,969,181
Craneware PLC	166,602	4,926,994
Cranswick PLC	343,381	24,048,010
Crest Nicholson Holdings PLC	2,065,188	4,970,737
Croda International PLC	867,844	29,869,155
Currys PLC(b)	6,782,144	10,112,269
CVS Group PLC(a)	501,003	8,110,463
DCC PLC	647,356	40,544,572
Deliveroo PLC(b)(d)	6,707,788	15,678,861
Derwent London PLC	633,204	16,139,446
Diageo PLC	14,469,608	350,707,779
Diploma PLC	900,883	63,773,433
DiscoverIE Group PLC	584,628	5,335,134
Diversified Energy Co. PLC	320,868	4,812,738
Domino's Pizza Group PLC	2,560,464	8,104,891
Dowlais Group PLC	8,510,843	7,863,642
Dr. Martens PLC	3,951,630	4,219,335
Drax Group PLC	2,579,464	24,091,012
Dunelm Group PLC	823,288	13,206,682
easyJet PLC	1,979,212	12,833,722
Elementis PLC	3,997,219	9,146,648
Empiric Student Property PLC	3,056,321	3,891,022
Endeavour Mining PLC	1,179,050	35,766,306
Energean PLC	997,634	12,061,943
Entain PLC	3,989,719	53,576,814
Experian PLC	5,988,950	315,562,133
Fevertree Drinks PLC	632,713	7,936,629
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Firstgroup PLC	4,334,071	$12,844,185
Foresight Group Holdings Ltd.	444,072	2,715,326
Frasers Group PLC(a)(b)	1,223,532	11,077,862
Future PLC	696,624	6,515,244
Games Workshop Group PLC	218,493	46,814,776
Gamma Communications PLC	579,805	8,331,027
GB Group PLC	1,524,170	4,695,812
Genuit Group PLC	1,515,453	7,784,138
Genus PLC	419,753	13,747,287
Glencore PLC	66,955,571	268,714,226
Grafton Group PLC	1,339,720	15,705,994
Grainger PLC	4,607,109	12,455,658
Great Portland Estates PLC	2,674,100	11,989,611
Greencore Group PLC	3,189,775	10,826,320
Greggs PLC	693,603	14,423,119
GSK PLC	26,822,501	493,372,588
Haleon PLC	58,842,625	276,011,227
Halma PLC	2,490,130	106,548,919
Hammerson PLC	2,881,253	11,259,079
Harbour Energy PLC	4,150,085	10,914,461
Hays PLC	9,399,118	7,900,876
Helios Towers PLC(b)	4,376,405	6,859,941
Hikma Pharmaceuticals PLC	1,098,184	28,385,033
Hill & Smith PLC	489,421	13,172,636
Hiscox Ltd.	2,172,256	36,983,252
Hochschild Mining PLC	2,209,289	8,119,295
Hollywood Bowl Group PLC	907,453	2,948,132
Home REIT PLC(b)(c)	4,179,974	629,312
Howden Joinery Group PLC	3,684,954	42,659,120
HSBC Holdings PLC	115,230,024	1,403,844,012
Hunting PLC	1,122,851	4,671,113
Ibstock PLC(d)	2,760,891	5,476,548
ICG PLC	1,902,361	54,469,467
IG Group Holdings PLC	2,375,736	35,376,633
IMI PLC	1,722,566	50,324,644
Imperial Brands PLC	5,174,488	201,698,338
Inchcape PLC	2,315,797	21,432,372
Informa PLC	8,776,308	100,357,415
IntegraFin Holdings PLC	1,740,804	8,241,842
InterContinental Hotels Group PLC	987,562	113,609,254
International Workplace Group PLC	4,715,222	13,757,708
Intertek Group PLC	1,066,559	69,347,645
Investec PLC	3,874,797	28,733,358
IP Group PLC(b)	5,922,552	4,372,284
ITV PLC	22,274,024	24,160,425
J D Wetherspoon PLC	594,401	5,891,297
J Sainsbury PLC	11,465,188	45,844,611
JD Sports Fashion PLC	17,220,535	19,329,815
JET2 PLC	951,586	20,382,336
John Wood Group PLC(b)(c)	4,439,018	972,922
Johnson Matthey PLC	1,061,182	24,726,391
Johnson Service Group PLC	2,565,560	4,784,147
JTC PLC(d)	915,775	11,320,799
Judges Scientific PLC(a)	35,092	2,780,655
Jupiter Fund Management PLC	3,102,710	5,277,700
Just Group PLC	6,502,757	18,120,395
Kainos Group PLC	544,654	5,314,378
Keller Group PLC	521,361	9,106,339
Kier Group PLC	2,789,121	7,291,051
Kingfisher PLC	11,895,889	42,299,443
Lancashire Holdings Ltd.	1,473,430	12,181,240
Land Securities Group PLC	4,596,647	34,957,222
Security	Shares	Value
United Kingdom (continued)
Legal & General Group PLC	38,083,423	$128,838,697
Lion Finance Group PLC	236,297	23,689,770
Lloyds Banking Group PLC	391,655,851	401,622,553
London Stock Exchange Group PLC	3,118,232	380,096,788
LondonMetric Property PLC	15,534,485	39,095,130
M&G PLC	14,410,189	49,598,353
Man Group PLC/Jersey	7,851,438	17,051,302
Marks & Spencer Group PLC	13,461,448	61,822,895
Marshalls PLC	1,518,573	4,151,392
Melrose Industries PLC	8,413,265	56,803,258
Mitchells & Butlers PLC(b)	1,496,527	5,453,952
Mitie Group PLC	7,286,800	13,511,745
Mobico Group PLC(b)	3,200,251	1,531,182
Molten Ventures PLC(b)	992,923	4,652,505
Mondi PLC	2,878,383	38,910,654
MONY Group PLC	3,190,069	8,440,239
Moonpig Group PLC	2,033,816	5,747,952
Morgan Advanced Materials PLC	2,173,952	6,660,788
Morgan Sindall Group PLC	283,908	17,224,463
National Grid PLC	31,844,097	447,475,457
NatWest Group PLC	52,635,659	365,374,415
NCC Group PLC	1,686,212	3,345,138
Next PLC	769,033	124,830,190
Ninety One PLC	2,501,758	6,221,331
NMC Health PLC, NVS(b)(c)	475,795	6
Ocado Group PLC(a)(b)	3,627,109	15,032,803
OSB Group PLC	2,449,867	17,920,143
Oxford Instruments PLC	337,192	8,086,876
Oxford Nanopore Technologies PLC(a)(b)	3,553,409	9,524,886
Pagegroup PLC	2,049,261	7,167,806
Pan African Resources PLC	10,253,038	7,203,638
Paragon Banking Group PLC	1,721,457	20,529,198
Pearson PLC	4,058,688	57,393,711
Penno Group PLC	3,187,029	21,054,848
Persimmon PLC	2,091,100	31,531,147
Pets at Home Group PLC	3,049,547	9,185,939
Phoenix Group Holdings PLC	4,601,120	40,237,115
Playtech PLC	1,568,459	8,244,113
Plus500 Ltd.	594,028	26,363,908
Polar Capital Holdings PLC	516,512	3,233,234
Premier Foods PLC	3,667,483	9,338,192
Primary Health Properties PLC	8,210,975	10,399,605
PRS REIT PLC (The)	3,254,726	4,538,786
Prudential PLC	17,117,879	217,160,436
QinetiQ Group PLC	3,408,844	22,348,701
Quilter PLC(d)	8,902,191	19,892,297
Raspberry PI Holdings PLC(a)(b)	654,695	3,563,449
Rathbones Group PLC	338,298	8,528,527
Reckitt Benckiser Group PLC	4,443,785	333,042,842
RELX PLC	12,058,043	626,548,879
Renishaw PLC	236,840	9,305,285
Rentokil Initial PLC	16,433,468	81,977,440
RHI Magnesita NV	171,168	5,389,151
Rightmove PLC	5,149,553	55,571,339
Rio Tinto PLC	7,190,008	428,232,445
Rolls-Royce Holdings PLC	55,281,495	784,608,639
Rotork PLC	5,487,992	23,539,138
RS Group PLC	3,050,091	22,445,483
RWS Holdings PLC	1,730,289	2,049,740
Safestore Holdings PLC	1,528,262	13,551,715
Sage Group PLC (The)	6,468,406	103,860,909
Savills PLC	917,024	11,856,352

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Schroders PLC	5,171,594	$26,582,755
Segro PLC	8,408,902	71,666,815
Serco Group PLC	7,081,696	19,513,343
Serica Energy PLC	1,778,812	3,953,723
Severn Trent PLC	1,774,762	62,236,128
Shaftesbury Capital PLC	9,626,181	20,059,816
Shell PLC	39,049,841	1,403,181,939
SigmaRoc PLC(b)	5,785,297	8,788,482
Sirius Real Estate Ltd.	8,767,467	12,053,483
Smith & Nephew PLC	5,557,605	84,936,573
Smiths Group PLC	2,238,971	69,354,747
Softcat PLC	826,168	17,769,135
Spectris PLC	653,047	34,291,308
Spirax Group PLC	478,565	39,993,030
Spire Healthcare Group PLC(d)	1,322,066	3,785,356
Spirent Communications PLC	3,911,056	10,056,219
SSE PLC	7,206,546	176,648,503
SSP Group PLC	4,983,610	11,199,750
St. James's Place PLC	3,537,969	60,891,527
Standard Chartered PLC	13,307,364	238,560,566
SThree PLC	754,471	2,104,273
Supermarket Income REIT PLC	7,264,523	7,646,686
Target Healthcare REIT PLC	3,671,409	4,810,404
Tate & Lyle PLC	2,495,749	17,621,846
Taylor Wimpey PLC	23,217,272	31,238,483
TBC Bank Group PLC	268,818	17,182,541
Telecom Plus PLC	536,979	13,082,456
Tesco PLC	43,837,550	246,297,798
THG PLC(a)(b)	5,196,910	2,071,954
TP ICAP Group PLC	4,922,869	19,872,585
Trainline PLC(b)(d)	2,921,665	10,491,379
Travis Perkins PLC	1,339,402	9,596,160
Tritax Big Box REIT PLC	14,427,180	26,836,297
Trustpilot Group PLC(b)(d)	2,018,576	6,657,044
TUI AG(b)	3,049,811	27,515,545
Unilever PLC	16,336,943	947,876,746
UNITE Group PLC (The)	2,616,534	25,797,434
United Utilities Group PLC	4,441,814	66,306,734
Vesuvius PLC	1,384,582	6,516,945
Victrex PLC	563,821	5,104,298
Vistry Group PLC(b)	2,127,100	16,302,154
Vodafone Group PLC	129,846,493	140,779,140
Volex PLC(a)	795,685	3,904,124
Volution Group PLC	1,214,587	10,747,095
Watches of Switzerland Group PLC(b)(d)	1,447,290	6,656,233
Weir Group PLC (The)	1,730,004	60,776,577
WH Smith PLC	826,972	11,162,758
Whitbread PLC	1,149,623	46,181,252
Wise PLC, Class A(b)	4,403,506	58,826,344
Workspace Group PLC	838,920	4,403,980
WPP PLC	7,040,042	38,117,511
XPS Pensions Group PLC	722,432	3,530,095
Yellow Cake PLC(a)(b)(d)	1,436,197	9,260,642
YouGov PLC(a)	733,580	3,024,763
Young & Co's Brewery PLC, Series A, Class A(a)	250,717	2,989,917
Zigup PLC	1,603,891	7,098,890
		20,718,760,855
United States — 0.5%
Spotify Technology SA(b)	1,005,700	630,111,278
Total Common Stocks — 99.4% (Cost: $107,757,831,406)		139,997,276,667
Security	Shares	Value
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	401,968	$35,142,209
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(d)	734,954	37,266,917
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	67,556	5,390,150
Einhell Germany AG, Preference Shares, NVS	3,087	262,102
FUCHS SE, Preference Shares, NVS	461,102	21,100,151
Henkel AG & Co. KGaA, Preference Shares, NVS	1,153,362	88,877,033
Jungheinrich AG, Preference Shares, NVS	321,776	12,336,280
Porsche Automobil Holding SE, Preference Shares, NVS	1,002,607	40,238,708
Sartorius AG, Preference Shares, NVS	172,083	36,645,374
Sixt SE, Preference Shares, NVS	90,934	6,341,607
STO SE & Co. KGaA, Preference Shares, NVS	11,450	1,630,209
Volkswagen AG, Preference Shares, NVS	1,337,013	139,805,706
		425,036,446
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	175,800	5,715,591
Total Preferred Stocks — 0.3% (Cost: $579,625,293)		430,752,037
Warrants
Italy — 0.0%
Webuild SpA, ((Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.01)(a)(b)	127,842	1
Total Warrants — 0.0% (Cost: $—)		1
Total Long-Term Investments — 99.7% (Cost: $108,337,456,699)		140,428,028,705
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	996,081,754	996,480,187
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	8,800,000	8,800,000
Total Short-Term Securities — 0.7% (Cost: $1,005,280,187)		1,005,280,187
Total Investments — 100.4% (Cost: $109,342,736,886)		141,433,308,892
Liabilities in Excess of Other Assets — (0.4)%		(498,619,090)
Net Assets — 100.0%		$140,934,689,802

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$738,642,157	$257,859,191 (a)	$—	$337,663	$(358,824)	$996,480,187	996,081,754	$14,132,367 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	25,070,000	—	(16,270,000)(a)	—	—	8,800,000	8,800,000	1,628,037	—
				$337,663	$(358,824)	$1,005,280,187		$15,760,404	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	574	09/11/25	$112,477	$5,049,928
SPI 200 Index	425	09/18/25	59,536	1,247,506
Euro STOXX 50 Index	2,954	09/19/25	180,546	1,123,012
FTSE 100 Index	804	09/19/25	97,077	2,869,869
				$10,290,315
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$10,290,315	$—	$—	$—	$10,290,315

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI EAFE ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$65,036,622	$—	$—	$—	$65,036,622
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$6,253,131	$—	$—	$—	$6,253,131
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$732,448,879
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,536,559,913	$136,458,157,390	$2,559,364	$139,997,276,667
Preferred Stocks	262,102	430,489,935	—	430,752,037
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	1,005,280,187	—	—	1,005,280,187
	$4,542,102,202	$136,888,647,326	$2,559,364	$141,433,308,892
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,370,518	$7,919,797	$—	$10,290,315

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.0%
Greatland Resources Ltd.(a)	192,554	$615,397
Austria — 0.6%
ANDRITZ AG	32,653	2,272,352
BAWAG Group AG(b)	38,450	4,852,676
CA Immobilien Anlagen AG	23,033	613,424
CPI Europe AG(a)(c)	21,077	437,815
DO & CO AG	4,130	931,730
Erste Group Bank AG	151,888	13,889,226
EVN AG	8,264	223,320
Lenzing AG(a)(c)	6,184	172,982
Oesterreichische Post AG(c)	24,849	866,751
OMV AG	71,151	3,623,605
Raiffeisen Bank International AG	62,157	1,794,747
SBO AG	9,384	310,544
UNIQA Insurance Group AG	81,512	1,174,319
Verbund AG	34,540	2,571,830
Vienna Insurance Group AG Wiener Versicherung Gruppe	24,773	1,307,138
voestalpine AG	62,275	1,714,462
Wienerberger AG	62,453	2,093,574
		38,850,495
Belgium — 1.7%
Ackermans & van Haaren NV	11,132	2,730,637
Aedifica SA	26,082	1,919,321
Ageas SA	71,903	4,888,848
Anheuser-Busch InBev SA	483,397	27,791,776
Argenx SE(a)	29,810	20,021,264
Azelis Group NV	81,263	1,262,550
Barco NV	48,755	759,889
Bekaert SA	24,061	991,008
Cofinimmo SA	21,366	1,854,619
Colruyt Group NV	21,341	911,620
Deme Group NV	3,555	532,073
D'ieteren Group	11,675	2,306,198
Elia Group SA, Class B	24,029	2,772,303
Fagron	45,020	1,113,204
Galapagos NV(a)(c)	28,285	925,599
Groupe Bruxelles Lambert NV(c)	43,141	3,606,589
KBC Ancora	23,084	1,678,116
KBC Group NV	112,843	11,769,963
Lotus Bakeries NV	203	1,716,246
Melexis NV	12,377	946,652
Montea NV	9,326	694,316
Proximus SADP	86,395	717,833
Retail Estates NV	5,632	418,436
Shurgard Self Storage Ltd.	16,199	642,813
Sofina SA	7,862	2,407,517
Solvay SA	39,324	1,232,124
Syensqo SA	34,643	2,745,659
UCB SA	61,985	13,317,777
Umicore SA	99,658	1,574,973
VGP NV	6,540	687,744
Warehouses De Pauw CVA	95,025	2,217,518
		117,155,185
Denmark — 3.0%
ALK-Abello A/S(a)	65,469	1,899,506
Alm Brand A/S	386,739	1,067,845
Ambu A/S, Class B	96,868	1,414,069
AP Moller - Maersk A/S, Class A	1,390	2,727,415
Security	Shares	Value
Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS(c)	2,170	$4,285,232
Bavarian Nordic A/S(a)	42,203	1,527,585
Carlsberg A/S, Class B	46,936	5,851,379
Chemometec A/S	9,648	744,644
Coloplast A/S, Class B	61,298	5,598,470
D/S Norden A/S	11,801	410,401
Danske Bank A/S	333,397	13,226,350
Demant A/S(a)	47,656	1,805,571
DSV A/S	100,377	22,492,970
FLSmidth & Co. A/S	23,871	1,404,243
Genmab A/S(a)	31,033	6,681,325
GN Store Nord A/S(a)	76,506	1,095,990
Gubra AS(c)	4,452	247,972
H Lundbeck A/S	165,233	860,824
ISS A/S	78,056	2,243,824
Jyske Bank A/S, Registered	24,812	2,490,935
Matas A/S	8,917	182,907
Netcompany Group A/S(a)(b)(c)	24,646	903,763
NKT A/S(a)	28,526	2,509,510
Novo Nordisk A/S, Class B	1,578,810	73,427,242
Novonesis Novozymes B, Class B	175,979	11,385,404
Orsted A/S(a)(b)	81,687	3,850,031
Pandora A/S	40,497	6,685,876
Per Aarsleff Holding A/S	11,749	1,265,332
Ringkjoebing Landbobank A/S	13,846	3,052,371
Rockwool A/S, Class B	45,131	1,977,668
Royal Unibrew A/S	27,128	2,033,122
Schouw & Co. A/S	8,869	835,324
Sydbank A/S	28,779	2,132,156
TORM PLC, Class A(c)	20,084	370,621
Tryg A/S	159,869	3,856,346
Vestas Wind Systems A/S	493,754	9,015,005
Zealand Pharma A/S(a)	31,603	1,635,071
		203,194,299
Finland — 1.3%
Elisa OYJ	70,996	3,652,934
Fortum OYJ	215,073	3,945,669
Harvia OYJ	9,735	564,367
Hiab OYJ, Class B	20,635	1,408,221
Huhtamaki OYJ	49,847	1,715,703
Kemira OYJ	51,842	1,103,269
Kesko OYJ, Class B	143,948	3,130,785
Kojamo OYJ(a)	66,047	839,653
Kone OYJ, Class B	168,536	10,349,533
Konecranes OYJ	34,245	2,853,706
Mandatum OYJ	214,630	1,455,859
Metsa Board OYJ, Class B(c)	115,014	423,125
Metso OYJ	326,603	4,101,900
Neste OYJ	208,891	3,296,847
Nokia OYJ	2,609,226	10,633,497
Nokian Renkaat OYJ(c)	78,019	700,432
Orion OYJ, Class B	56,097	4,491,055
Outokumpu OYJ	213,790	804,429
Revenio Group OYJ	11,447	342,780
Sampo OYJ, Class A	1,175,411	12,616,474
Stora Enso OYJ, Class R	279,534	2,876,260
TietoEVRY OYJ	59,243	1,019,804
Tokmanni Group Corp.	42,774	418,859
UPM-Kymmene OYJ	265,774	6,888,267
Valmet OYJ	81,115	2,926,776

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	255,745	$7,065,825
		89,626,029
France — 15.8%
Accor SA	96,488	4,890,385
Aeroports de Paris SA	17,559	2,131,214
Air France-KLM, NVS(a)	71,719	941,277
Air Liquide SA	284,011	55,875,313
Airbus SE	291,134	58,533,964
Alstom SA(a)	169,681	3,980,092
Alten SA	14,624	1,188,568
Amundi SA(b)	27,477	2,030,563
Aperam SA	31,675	931,689
ArcelorMittal SA	239,236	7,458,462
Arkema SA	28,527	1,939,875
AXA SA	864,043	41,965,824
BioMerieux	20,733	2,966,566
BNP Paribas SA	499,732	45,564,678
Bollore SE	350,095	2,019,369
Bouygues SA	93,297	3,841,645
Bureau Veritas SA	154,130	4,746,603
Canal+ SA, NVS(a)	354,281	1,120,705
Capgemini SE	77,981	11,609,523
Carmila SA	32,539	639,301
Carrefour SA	262,581	3,763,050
Cie de Saint-Gobain SA	220,683	25,316,113
Cie Generale des Etablissements Michelin SCA	327,905	11,665,702
Clariane SE(a)	52,088	270,060
Coface SA	65,384	1,215,664
Covivio SA/France	27,257	1,764,667
Credit Agricole SA	517,533	9,524,943
Danone SA	315,058	25,783,342
Dassault Aviation SA	10,335	3,217,875
Dassault Systemes SE	325,136	10,681,115
Edenred SE	121,279	3,463,496
Eiffage SA	34,438	4,622,799
Elis SA	87,831	2,421,506
Emeis SA(a)	57,116	888,336
Engie SA	890,744	20,022,335
Eramet SA	4,304	238,002
EssilorLuxottica SA	145,584	43,290,036
Esso SA Francaise	1,025	112,727
Eurazeo SE	21,669	1,271,532
Eurofins Scientific SE	61,953	4,744,571
Euronext NV(b)	38,677	6,234,303
Eutelsat Communications SACA(a)(c)	85,942	307,554
Exosens SAS	7,287	340,403
FDJ UNITED	52,762	1,645,743
Fnac Darty SA	11,350	384,219
Forvia SE(a)	91,938	1,168,830
Gaztransport Et Technigaz SA	17,116	3,219,268
Gecina SA	24,795	2,436,670
Getlink SE	162,004	2,938,090
Hermes International SCA	15,529	37,975,981
ICADE	19,250	457,489
ID Logistics Group SACA(a)	1,272	638,538
Imerys SA	19,062	469,277
Interparfums SA	17,766	652,379
Ipsen SA	18,958	2,233,861
IPSOS SA	21,665	972,809
JCDecaux SE	36,201	595,168
Kering SA	36,638	8,996,287
Klepierre SA	109,597	4,183,528
Security	Shares	Value
France (continued)
Legrand SA	128,201	$18,936,148
L'Oreal SA	117,559	52,017,853
Louis Hachette Group, NVS	452,092	842,392
LVMH Moet Hennessy Louis Vuitton SE	134,732	72,325,722
Mercialys SA	53,308	659,085
Nexans SA	16,564	2,380,584
Nexity SA(a)(c)	37,351	486,690
Orange SA	900,143	13,692,130
Pernod Ricard SA	98,081	10,079,656
Pluxee NV, NVS	45,556	923,798
Publicis Groupe SA	111,557	10,194,268
Remy Cointreau SA	12,036	714,560
Renault SA	93,102	3,444,846
Rexel SA	109,860	3,320,456
Rubis SCA	45,661	1,445,896
Safran SA	177,108	58,401,572
Sanofi SA	547,374	49,138,108
Sartorius Stedim Biotech	14,759	2,949,297
Schneider Electric SE	268,305	69,435,515
SCOR SE	72,876	2,374,085
SEB SA	11,811	862,761
SES SA, Class A	192,954	1,326,886
Societe BIC SA	12,707	772,625
Societe Generale SA	353,823	22,583,993
Sodexo SA	43,077	2,561,938
SOITEC(a)	14,540	629,788
Sopra Steria Group	7,339	1,581,313
SPIE SA	69,607	4,096,467
STMicroelectronics NV	329,164	8,365,354
Technip Energies NV	72,734	3,140,752
Teleperformance SE	27,211	2,652,831
Thales SA	45,548	12,252,123
TotalEnergies SE	1,006,546	59,854,724
Trigano SA	5,156	879,278
Ubisoft Entertainment SA(a)	48,926	515,998
Unibail-Rodamco-Westfield, New	59,530	5,770,795
Valeo SE	125,145	1,361,511
Vallourec SACA	81,121	1,516,076
Veolia Environnement SA	316,084	10,711,786
Verallia SA(b)	38,319	1,232,874
Vicat SACA	12,573	814,274
Vinci SA	241,454	33,540,077
Virbac SACA	2,501	990,451
Vivendi SE	334,937	1,269,679
Voltalia SA(a)(c)	39,219	331,574
VusionGroup	3,613	928,735
Wendel SE	12,627	1,183,222
Worldline SA(a)(b)(c)	129,021	470,019
		1,060,464,449
Germany — 14.5%
adidas AG	84,602	16,169,881
Aixtron SE	58,261	981,065
Allianz SE, Registered	188,901	74,649,449
AlzChem Group AG	2,592	438,754
Aroundtown SA(a)	402,064	1,449,880
Atoss Software SE	3,624	486,093
Aurubis AG	17,049	1,700,545
Auto1 Group SE(a)(b)	68,946	2,066,856
BASF SE	436,968	21,415,529
Bayer AG, Registered	487,081	15,149,057
Bayerische Motoren Werke AG	143,094	13,615,592
Bechtle AG	42,794	1,857,424
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Befesa SA(b)	21,024	$630,423
Beiersdorf AG	49,654	6,170,111
Bilfinger SE	17,618	1,895,437
Brenntag SE	62,977	3,907,037
CANCOM SE	21,052	616,714
Carl Zeiss Meditec AG, Bearer(c)	20,024	1,104,161
Commerzbank AG	440,812	16,074,571
Continental AG	56,645	4,838,081
Covestro AG, NVS(a)	85,267	5,780,015
CTS Eventim AG & Co. KGaA	32,098	3,624,646
Daimler Truck Holding AG	235,186	11,440,684
Delivery Hero SE, Class A(a)(b)	98,015	2,925,203
Deutsche Bank AG, Registered	917,118	30,206,679
Deutsche Boerse AG	92,210	26,684,396
Deutsche Lufthansa AG, Registered	318,512	2,731,187
Deutsche Pfandbriefbank AG(b)	93,050	579,306
Deutsche Post AG, Registered	471,898	21,143,723
Deutsche Telekom AG, Registered	1,711,056	61,368,559
Deutz AG	74,641	654,560
Duerr AG	33,136	851,684
E.ON SE	1,103,426	20,130,058
Eckert & Ziegler SE	9,849	749,244
Evonik Industries AG	124,312	2,468,596
Evotec SE(a)(c)	83,193	664,666
Fielmann Group AG	14,900	944,098
flatexDEGIRO AG	48,207	1,456,972
Fraport AG Frankfurt Airport Services Worldwide(a)	20,311	1,511,462
Freenet AG	65,558	2,126,232
Fresenius Medical Care AG	108,921	5,524,627
Fresenius SE & Co. KGaA	213,569	10,193,783
Friedrich Vorwerk Group SE	3,567	346,688
GEA Group AG	75,559	5,427,421
Gerresheimer AG(c)	16,844	830,476
Grand City Properties SA(a)	34,698	437,474
Hannover Rueck SE	28,791	8,733,559
Heidelberg Materials AG	66,825	15,416,159
HelloFresh SE(a)	81,815	860,912
Henkel AG & Co. KGaA	50,160	3,566,893
Hensoldt AG	32,094	3,519,725
Hornbach Holding AG & Co. KGaA	6,469	760,649
Hugo Boss AG(c)	28,077	1,307,632
Hypoport SE(a)	2,073	442,365
Infineon Technologies AG	639,495	25,121,354
IONOS Group SE(a)	24,641	1,168,636
Jenoptik AG	32,208	682,553
K+S AG, Registered	95,093	1,438,544
KION Group AG	37,161	2,284,467
Knorr-Bremse AG	37,547	3,747,395
Kontron AG	27,997	903,186
Krones AG	8,322	1,232,286
Lanxess AG	45,701	1,255,038
LEG Immobilien SE	38,950	3,091,597
Mercedes-Benz Group AG	354,502	20,071,991
Merck KGaA	63,680	7,959,005
MTU Aero Engines AG	27,086	11,683,769
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	65,310	42,756,537
Nemetschek SE	29,947	4,461,895
Nordex SE(a)	64,247	1,577,000
ProSiebenSat.1 Media SE	79,732	726,764
Puma SE	51,693	1,092,711
QIAGEN NV	103,384	5,126,364
Security	Shares	Value
Germany (continued)
Rational AG	2,689	$2,075,765
Redcare Pharmacy NV(a)(b)(c)	8,392	928,914
RENK Group AG	37,992	2,949,221
Rheinmetall AG	22,022	43,592,462
RTL Group SA(a)(c)	24,601	969,698
RWE AG	312,136	12,805,436
SAF-Holland SE	38,258	690,141
SAP SE	512,712	146,612,827
Schaeffler AG(c)	112,536	650,636
Schott Pharma AG & Co. KGaA(c)	22,717	613,115
Scout24 SE(b)	38,672	5,168,188
Siemens AG, Registered	373,578	95,151,483
Siemens Energy AG(a)	334,436	38,720,553
Siemens Healthineers AG(b)	166,466	8,966,296
Siltronic AG	10,711	463,103
Sixt SE	9,287	962,982
SMA Solar Technology AG(a)(c)	4,269	97,721
Stabilus SE	14,974	429,257
Stroeer SE & Co. KGaA	16,150	867,777
Suedzucker AG(c)	36,484	417,800
SUESS MicroTec SE	12,399	449,459
Symrise AG, Class A	65,525	5,939,661
TAG Immobilien AG	99,972	1,607,354
Talanx AG(a)	32,031	4,245,614
TeamViewer SE(a)(b)	82,970	848,529
thyssenkrupp AG(c)	251,017	2,905,560
United Internet AG, Registered(d)	46,032	1,319,414
Vonovia SE	366,976	11,389,308
Wacker Chemie AG(c)	9,587	713,570
Wacker Neuson SE	3,845	100,584
Zalando SE(a)(b)	112,570	3,282,321
		972,942,834
Ireland — 0.6%
AIB Group PLC	992,052	7,825,951
Bank of Ireland Group PLC	495,395	6,643,232
Cairn Homes PLC	379,980	945,320
Dalata Hotel Group PLC	129,010	939,303
Glanbia PLC	109,977	1,597,952
Glenveagh Properties PLC(a)(b)	154,309	329,120
Kerry Group PLC, Class A	78,033	7,207,905
Kingspan Group PLC	74,785	6,206,548
Ryanair Holdings PLC	408,792	12,019,583
Uniphar PLC	52,820	239,443
		43,954,357
Italy — 5.1%
A2A SpA	833,092	2,030,037
ACEA SpA	28,886	641,046
Amplifon SpA	59,891	1,008,199
Azimut Holding SpA	62,954	2,139,963
Banca Generali SpA	31,129	1,738,625
Banca Mediolanum SpA	90,186	1,590,771
Banca Monte dei Paschi di Siena SpA	440,077	3,746,561
Banca Popolare di Sondrio SpA	57,500	787,355
Banco BPM SpA	579,248	7,387,236
BFF Bank SpA(a)(b)	102,158	1,212,839
BPER Banca SpA	682,695	6,718,071
Brembo NV	80,905	775,616
Brunello Cucinelli SpA	16,622	1,864,036
Buzzi SpA	47,090	2,459,020
Carel Industries SpA(b)	33,509	910,259
Credito Emiliano SpA	59,359	899,793

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Davide Campari-Milano NV	300,273	$2,068,228
De' Longhi SpA	40,827	1,339,063
DiaSorin SpA	11,495	1,123,809
Enav SpA(b)	126,926	556,828
Enel SpA	4,010,229	35,363,340
Eni SpA	1,066,019	18,194,101
ERG SpA	33,179	718,804
Ferrari NV	61,887	27,137,900
Fincantieri SpA(a)	43,869	848,969
FinecoBank Banca Fineco SpA	293,573	6,251,348
Generali	430,263	16,051,292
GVS SpA(a)(b)	38,234	214,374
Hera SpA	468,010	2,002,596
Infrastrutture Wireless Italiane SpA(b)	157,691	1,864,269
Intercos SpA, NVS	6,902	92,156
Interpump Group SpA	41,812	1,715,472
Intesa Sanpaolo SpA	7,396,823	44,567,777
Iren SpA	358,469	1,026,536
Italgas SpA	306,567	2,543,698
Iveco Group NV	86,672	1,791,495
Juventus Football Club SpA, NVS(a)(c)	117,267	370,692
Leonardo SpA	198,865	10,719,444
Lottomatica Group SpA	117,871	3,179,919
Maire SpA	88,337	1,227,044
Mediobanca Banca di Credito Finanziario SpA	248,833	5,478,394
Moncler SpA	111,218	5,931,543
NewPrinces SpA, NVS(a)	7,004	182,528
Nexi SpA(b)	280,882	1,603,902
Pirelli & C SpA(b)	187,002	1,260,649
Poste Italiane SpA(b)	214,659	4,637,688
Prysmian SpA	136,902	10,933,462
Recordati Industria Chimica e Farmaceutica SpA	55,611	3,189,496
Reply SpA	12,388	1,940,380
Saipem SpA	663,866	1,774,533
Salvatore Ferragamo SpA(a)(c)	44,395	251,067
Sesa SpA(c)	3,600	271,087
Snam SpA	1,020,189	5,912,264
SOL SpA	17,534	936,458
Stellantis NV	993,418	8,767,016
Tamburi Investment Partners SpA	65,373	575,679
Technogym SpA(b)	72,917	1,125,055
Technoprobe SpA(a)	77,649	637,092
Telecom Italia SpA/Milano(a)	5,366,851	2,466,242
Tenaris SA	205,646	3,591,642
Terna - Rete Elettrica Nazionale	667,715	6,460,774
UniCredit SpA	685,078	50,403,768
Unipol Gruppo SpA	187,017	3,751,131
Webuild SpA	222,551	1,001,625
		339,962,056
Netherlands — 6.4%
Aalberts NV	49,713	1,588,940
ABN AMRO Bank NV, CVA(b)	227,520	6,577,247
Adyen NV(a)(b)	12,391	21,252,431
Aegon Ltd.	646,221	4,618,236
AerCap Holdings NV	93,302	10,006,639
Akzo Nobel NV	84,387	5,299,620
Allfunds Group PLC	171,376	1,186,643
Arcadis NV	36,268	1,810,052
ASM International NV	22,767	11,020,525
ASML Holding NV	193,017	133,774,854
ASR Nederland NV	76,334	5,070,403
Basic-Fit NV(a)(b)(c)	26,880	758,837
Security	Shares	Value
Netherlands (continued)
BE Semiconductor Industries NV	40,057	$5,412,169
Coca-Cola Europacific Partners PLC	111,964	10,851,551
Corbion NV	35,435	672,479
CVC Capital Partners PLC(b)	102,179	1,959,366
DSM-Firmenich AG	91,351	8,776,954
Eurocommercial Properties NV	20,674	631,033
EXOR NV	45,732	4,407,486
Flow Traders Ltd.	18,698	560,040
Fugro NV	62,563	896,834
Heineken Holding NV	66,503	4,488,360
Heineken NV	142,236	11,164,339
IMCD NV	29,126	3,192,521
ING Groep NV	1,554,548	36,229,405
InPost SA(a)	101,574	1,458,876
JDE Peet's NV	88,033	2,610,625
Just Eat Takeaway.com NV(a)(b)	89,297	2,039,758
Koninklijke Ahold Delhaize NV	449,508	17,753,947
Koninklijke BAM Groep NV	151,684	1,324,237
Koninklijke Heijmans NV	13,738	875,615
Koninklijke KPN NV	1,919,451	8,575,144
Koninklijke Philips NV	410,443	10,718,855
Koninklijke Vopak NV	34,334	1,640,168
NN Group NV	130,988	8,820,155
OCI NV	54,217	451,595
Pharming Group NV(a)(c)	469,553	516,052
Prosus NV	647,323	36,978,804
Randstad NV	53,695	2,552,093
SBM Offshore NV	77,247	2,014,543
Signify NV(b)	72,402	1,732,042
TKH Group NV	24,851	1,022,202
Universal Music Group NV	542,160	15,596,258
Van Lanschot Kempen NV	14,443	940,750
Wolters Kluwer NV	116,452	18,138,437
		427,967,120
Norway — 1.3%
Aker ASA, Class A	14,536	1,002,463
Aker BP ASA	156,020	3,753,313
Aker Solutions ASA	150,570	445,341
Atea ASA	55,358	764,615
Austevoll Seafood ASA	65,351	601,367
AutoStore Holdings Ltd.(a)(b)	614,524	431,726
Bakkafrost P/F	25,847	1,032,438
BlueNord ASA	13,765	657,201
Cadeler AS(a)	105,111	553,332
DNB Bank ASA	447,600	11,324,160
DOF Group ASA	90,351	827,282
Elkem ASA(b)(c)	231,224	537,242
Equinor ASA	415,244	10,666,609
Frontline PLC(c)	80,674	1,485,553
Gjensidige Forsikring ASA	97,569	2,566,418
Golden Ocean Group Ltd.(a)(c)	69,551	575,852
Hoegh Autoliners ASA	67,550	678,817
Kitron ASA	75,242	457,635
Kongsberg Gruppen ASA	220,320	6,583,851
Leroy Seafood Group ASA	138,438	629,764
Mowi ASA	236,585	4,406,983
MPC Container Ships ASA	262,710	483,940
NORBIT ASA	14,863	295,362
Nordic Semiconductor ASA(a)	93,768	1,274,782
Norsk Hydro ASA	715,951	4,243,435
Norwegian Air Shuttle ASA(a)	436,540	714,035
Orkla ASA	358,489	3,769,880
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Protector Forsikring ASA	25,971	$1,267,996
Salmar ASA	35,996	1,462,304
Scatec ASA(a)(b)	74,334	737,525
SpareBank 1 Nord Norge	40,251	575,991
SpareBank 1 Oestlandet	5,625	104,823
SpareBank 1 SMN	78,312	1,455,139
SpareBank 1 Sor-Norge ASA	110,768	1,940,040
Stolt-Nielsen Ltd.	11,782	344,769
Storebrand ASA	228,969	3,251,424
Subsea 7 SA	118,923	2,304,605
Telenor ASA	315,195	4,835,374
TGS ASA	101,429	745,183
TOMRA Systems ASA	120,874	1,678,950
Vend Marketplaces ASA, Class A	40,840	1,612,036
Vend Marketplaces ASA, Class B	45,087	1,694,087
Wallenius Wilhelmsen ASA	50,718	453,732
Yara International ASA	85,022	3,143,020
		88,370,394
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	4,187,788	3,438,778
EDP Renovaveis SA	165,133	1,938,778
EDP SA	1,609,702	6,957,712
Galp Energia SGPS SA	219,899	4,199,023
Jeronimo Martins SGPS SA	134,788	3,285,816
Navigator Co. SA (The)	157,883	557,621
NOS SGPS SA	109,257	450,371
REN - Redes Energeticas Nacionais SGPS SA	270,107	916,610
Sonae SGPS SA	567,556	818,686
		22,563,395
Spain — 5.0%
Acciona SA	11,655	2,235,369
Acerinox SA	89,108	1,028,261
ACS Actividades de Construccion y Servicios SA	92,661	6,394,975
Aena SME SA(b)	378,310	10,187,173
Almirall SA	12,283	147,852
Amadeus IT Group SA	220,125	17,674,662
Banco Bilbao Vizcaya Argentaria SA	2,829,233	47,186,672
Banco de Sabadell SA	2,679,441	9,889,550
Banco Santander SA	7,456,693	64,058,823
Bankinter SA	335,788	4,793,113
CaixaBank SA	1,944,853	18,297,771
Cellnex Telecom SA(b)	249,352	8,799,512
CIE Automotive SA	29,311	880,029
eDreams ODIGEO SA(a)	11,268	106,649
Enagas SA	115,569	1,730,933
Endesa SA	152,404	4,408,957
Ferrovial SE	245,366	12,578,176
Fluidra SA	46,878	1,169,167
Grenergy Renovables SA(a)	4,928	365,217
Grifols SA(a)	138,844	2,068,793
Iberdrola SA	3,095,830	54,413,290
Indra Sistemas SA(c)	43,944	1,820,336
Industria de Diseno Textil SA	536,516	25,627,773
Inmobiliaria Colonial SOCIMI SA	147,092	974,108
International Consolidated Airlines Group SA, Class DI	556,078	2,787,768
Laboratorios Farmaceuticos Rovi SA	11,943	737,205
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	427,793	659,081
Logista Integral SA	35,436	1,121,568
Melia Hotels International SA	30,084	267,123
Security	Shares	Value
Spain (continued)
Merlin Properties SOCIMI SA	201,889	$2,795,364
Pharma Mar SA	6,478	590,482
Redeia Corp. SA	130,938	2,538,362
Repsol SA	574,948	8,717,219
Sacyr SA	312,173	1,278,273
Solaria Energia y Medio Ambiente SA(a)	68,764	884,175
Tecnicas Reunidas SA(a)	21,336	525,438
Telefonica SA	1,856,335	9,580,160
Unicaja Banco SA(b)	599,597	1,575,379
Vidrala SA	12,657	1,362,482
Viscofan SA	23,044	1,576,847
		333,834,087
Sweden — 5.6%
AAK AB	94,530	2,431,729
AddLife AB, Class B	67,691	1,192,048
Addnode Group AB, Class B	58,405	668,233
AddTech AB, Class B	133,009	4,471,521
AFRY AB	57,865	895,667
Alfa Laval AB	142,561	6,193,934
Alimak Group AB(b)	34,305	588,031
Alleima AB	95,146	672,393
Ambea AB(b)	27,158	341,662
Arjo AB, Class B	152,237	530,511
Asmodee Group AB, Class B(a)	68,140	858,127
Assa Abloy AB, Class B	500,039	16,546,406
Atlas Copco AB, Class A	1,323,466	20,154,248
Atlas Copco AB, Class B	757,980	10,257,859
Avanza Bank Holding AB	64,324	2,369,668
Axfood AB	59,738	1,780,091
Beijer Ref AB, Class B	192,429	3,230,285
Betsson AB, Class B	69,486	1,176,562
Better Collective A/S(a)(c)	31,651	446,834
Bilia AB, Class A	45,951	539,892
Billerud Aktiebolag	108,637	922,407
BioArctic AB, Class B(a)(b)(c)	26,217	574,012
BioGaia AB, Class B	43,866	438,914
Boliden AB(a)	136,847	4,188,780
BoneSupport Holding AB(a)(b)	30,562	1,032,132
Boozt AB(a)(b)	41,747	371,666
Bravida Holding AB(b)	101,127	948,970
Bure Equity AB	28,389	838,080
Camurus AB(a)	19,157	1,329,185
Castellum AB	223,426	2,543,383
Catena AB	21,785	984,120
Clas Ohlson AB, Class B	18,390	639,871
Dios Fastigheter AB	31,712	208,341
Dometic Group AB(b)	162,668	821,706
Electrolux AB, Class B(a)	125,597	764,961
Electrolux Professional AB, Class B	129,332	878,774
Elekta AB, Class B	186,444	919,377
Epiroc AB, Class A	330,751	6,731,825
Epiroc AB, Class B	182,638	3,273,967
EQT AB	183,745	6,141,511
Essity AB, Class B	295,746	7,292,360
Evolution AB(b)	74,663	6,642,099
Fabege AB	125,010	1,047,789
Fastighets AB Balder, Class B(a)	361,970	2,444,055
Getinge AB, Class B	117,971	2,328,543
Granges AB	65,616	879,854
H & M Hennes & Mauritz AB, Class B	273,892	3,689,774
Hemnet Group AB	49,518	1,426,043
Hexagon AB, Class B	1,010,239	11,100,586

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Hexatronic Group AB(a)(c)	116,668	$247,799
Hexpol AB	140,693	1,211,506
HMS Networks AB(a)	13,993	587,982
Holmen AB, Class B	39,113	1,453,698
Hufvudstaden AB, Class A	60,135	727,671
Husqvarna AB, Class B	177,491	961,310
Industrivarden AB, Class A	65,071	2,407,492
Industrivarden AB, Class C	77,503	2,862,159
Indutrade AB	136,313	3,310,279
Instalco AB	129,621	339,409
Investment AB Latour, Class B	72,967	1,862,788
Investor AB, Class B	858,633	24,882,771
INVISIO AB	19,243	623,494
Inwido AB	21,521	400,141
JM AB	44,982	644,592
Kinnevik AB, Class B	146,100	1,309,930
L E Lundbergforetagen AB, Class B	34,266	1,671,397
Lifco AB, Class B	122,221	4,353,644
Lindab International AB	40,300	847,049
Loomis AB, Class B	37,232	1,472,127
Medicover AB, Class B	38,754	1,085,636
Millicom International Cellular SA	49,207	1,975,661
MIPS AB	16,748	709,803
Modern Times Group MTG AB, Class B(a)	36,713	377,431
Munters Group AB(b)	77,567	1,091,621
Mycronic AB	85,442	1,853,995
NCAB Group AB(a)	101,529	548,662
NCC AB, Class B	54,006	1,022,619
New Wave Group AB, Class B	51,850	620,954
Nibe Industrier AB, Class B	786,387	3,628,712
Nolato AB, Class B	119,916	709,355
Nordea Bank Abp	1,530,352	22,330,562
Nordnet AB publ	71,278	1,924,940
Nyfosa AB	85,824	744,035
Pandox AB, Class B	63,553	1,134,823
Peab AB, Class B	100,098	752,794
Ratos AB, Class B	25,832	91,447
RaySearch Laboratories AB	12,481	427,762
Saab AB, Class B	158,576	8,625,579
Sagax AB, Class B	114,374	2,420,797
Samhallsbyggnadsbolaget i Norden AB(c)	602,731	302,200
Sandvik AB	524,350	12,793,961
Sdiptech AB, Class B(a)	18,579	373,471
Sectra AB, Class B	74,540	2,763,643
Securitas AB, Class B	256,957	3,813,585
Sinch AB(a)(b)	370,849	1,273,108
Skandinaviska Enskilda Banken AB, Class A	767,144	13,419,286
Skanska AB, Class B	170,932	3,987,244
SKF AB, Class B	172,315	4,013,636
SSAB AB, Class A	122,833	708,334
SSAB AB, Class B	294,565	1,664,784
Storskogen Group AB, Class B	764,887	887,749
Storytel AB	26,370	229,583
Svenska Cellulosa AB SCA, Class B	318,497	3,994,318
Svenska Handelsbanken AB, Class A	717,691	8,744,617
Sweco AB, Class B	109,044	1,720,118
Swedbank AB, Class A	416,559	11,092,144
Swedish Orphan Biovitrum AB(a)	98,232	2,701,035
Tele2 AB, Class B	278,888	4,310,245
Telefonaktiebolaget LM Ericsson, Class B	1,356,735	9,854,754
Telia Co. AB	1,149,016	4,057,991
Thule Group AB(b)	59,070	1,670,603
Security	Shares	Value
Sweden (continued)
Trelleborg AB, Class B	107,404	$3,902,501
Troax Group AB	26,307	367,546
Truecaller AB, Class B	140,381	701,242
VBG Group AB, Class B	8,397	241,261
Vitec Software Group AB, Class B	18,226	706,577
Vitrolife AB	44,375	652,088
Volvo AB, Class B	772,098	22,174,489
Wallenstam AB, Class B	178,840	810,544
Wihlborgs Fastigheter AB	149,002	1,464,252
Xvivo Perfusion AB(a)(c)	15,237	310,583
Yubico AB(a)(c)	29,384	404,362
		377,115,066
Switzerland — 13.9%
ABB Ltd., Registered	776,329	50,692,800
Accelleron Industries AG	48,265	4,396,065
Adecco Group AG, Registered	85,610	2,695,700
Alcon AG	245,199	21,496,099
Allreal Holding AG, Registered	8,715	1,971,197
ALSO Holding AG, Registered	3,502	1,057,706
Amrize Ltd.(a)	257,076	12,995,433
ams-OSRAM AG(a)	52,271	688,974
Arbonia AG	37,214	252,043
Aryzta AG(a)	14,185	1,331,304
Avolta AG, Registered	48,571	2,524,893
Bachem Holding AG(c)	17,643	1,486,362
Baloise Holding AG, Registered	20,797	4,984,311
Banque Cantonale Vaudoise, Registered	17,560	2,032,118
Barry Callebaut AG, Registered(c)	1,749	2,129,930
Belimo Holding AG, Registered	5,024	5,846,569
BKW AG	11,208	2,502,439
Bossard Holding AG, Class A, Registered	3,442	729,483
Bucher Industries AG, Registered	3,513	1,659,010
Burckhardt Compression Holding AG	1,517	1,351,028
Burkhalter Holding AG	2,108	379,080
Cembra Money Bank AG	16,854	1,891,528
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	467	6,869,836
Chocoladefabriken Lindt & Spruengli AG, Registered	52	7,603,557
Cie Financiere Richemont SA, Class A, Registered	264,383	43,167,446
Clariant AG, Registered	107,450	1,102,754
Comet Holding AG, Registered	4,283	1,078,376
Daetwyler Holding AG, Bearer(c)	4,125	734,638
DKSH Holding AG	20,078	1,388,399
dormakaba Holding AG	1,684	1,625,607
Dottikon Es Holding AG(a)(c)	1,289	501,097
EFG International AG	44,846	888,878
Emmi AG, Registered	1,144	1,041,329
EMS-Chemie Holding AG, Registered	3,476	2,734,885
Flughafen Zurich AG, Registered	10,247	2,887,979
Forbo Holding AG, Registered	460	436,317
Galderma Group AG	64,236	9,899,931
Galenica AG(b)	26,562	2,819,015
Geberit AG, Registered	16,828	12,891,904
Georg Fischer AG	40,257	3,149,251
Givaudan SA, Registered	4,512	18,861,725
Helvetia Holding AG, Registered	18,760	4,511,432
Holcim AG	257,076	20,501,790
Huber + Suhner AG, Registered	8,896	1,187,846
Implenia AG, Registered	10,316	694,363
Inficon Holding AG	10,321	1,241,885
Interroll Holding AG, Registered	320	901,110
Intershop Holding AG	1,257	232,686
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Julius Baer Group Ltd.	102,179	$6,913,867
Kardex Holding AG, Registered	3,556	1,369,298
Kuehne + Nagel International AG, Registered	23,439	4,778,717
Kuros Biosciences AG(a)	13,876	509,547
Landis+Gyr Group AG	14,994	1,224,325
LEM Holding SA, Registered(a)	133	108,111
Logitech International SA, Registered	75,235	6,976,305
Lonza Group AG, Registered	35,358	24,643,426
Medacta Group SA(b)	2,100	380,897
Mobimo Holding AG, Registered	4,301	1,684,501
Nestle SA, Registered	1,283,169	112,119,539
Novartis AG, Registered	931,331	106,066,535
OC Oerlikon Corp. AG Pfaffikon, Registered	109,383	534,398
Partners Group Holding AG	11,066	14,875,985
PSP Swiss Property AG, Registered	23,841	4,044,967
Roche Holding AG, Bearer	15,510	5,154,517
Roche Holding AG, NVS	344,326	107,454,857
Sandoz Group AG	207,090	11,843,247
Schindler Holding AG, Participation Certificates, NVS	20,710	7,489,480
Schindler Holding AG, Registered	10,646	3,733,864
Sensirion Holding AG(a)(b)	6,399	633,973
SFS Group AG	9,438	1,219,634
SGS SA	79,249	8,052,757
Siegfried Holding AG	21,120	2,361,347
SIG Group AG	154,520	2,499,944
Sika AG, Registered	74,847	17,662,359
SKAN Group AG	2,305	211,389
Softwareone Holding AG	58,061	473,860
Softwareone Holding AG(a)	18,132	148,161
Sonova Holding AG, Registered	25,441	6,925,243
Stadler Rail AG	26,924	711,512
Straumann Holding AG	55,354	6,744,323
Sulzer AG, Registered	8,875	1,707,646
Sunrise Communications AG, Class A	34,848	1,856,630
Swatch Group AG (The), Bearer	14,341	2,536,309
Swiss Life Holding AG, Registered	14,175	14,682,430
Swiss Prime Site AG, Registered	41,191	5,697,074
Swiss Re AG	147,676	26,434,204
Swisscom AG, Registered	12,974	9,014,781
Swissquote Group Holding SA, Registered	5,443	3,616,577
Tecan Group AG, Registered	7,481	1,481,175
Temenos AG, Registered	30,376	2,716,970
TX Group AG	405	110,110
u-blox Holding AG(a)	3,466	431,594
UBS Group AG, Registered	1,613,149	59,951,081
Valiant Holding AG, Registered	9,541	1,501,732
VAT Group AG(b)	13,858	4,852,914
Vontobel Holding AG, Registered	15,765	1,149,488
Ypsomed Holding AG, Registered	2,269	1,085,619
Zurich Insurance Group AG	71,507	48,775,367
		931,200,694
United Kingdom — 23.2%
3i Group PLC	474,836	25,946,044
4imprint Group PLC	14,987	709,884
Aberdeen Group PLC	875,178	2,309,363
Admiral Group PLC	126,409	5,698,073
AG Barr PLC	48,838	443,658
Airtel Africa PLC(b)	566,488	1,524,968
AJ Bell PLC	141,398	1,001,460
Alpha Group International PLC	11,542	632,565
Alphawave IP Group PLC(a)	243,193	553,611
Anglo American PLC, NVS	544,902	15,332,503
Security	Shares	Value
United Kingdom (continued)
Antofagasta PLC	190,898	$4,707,851
Ashmore Group PLC	266,495	615,203
Ashtead Group PLC	212,190	14,176,693
Ashtead Technology Holdings PLC	23,019	101,747
Associated British Foods PLC	159,436	4,616,547
Assura PLC	1,961,864	1,291,903
AstraZeneca PLC	759,608	110,820,452
Auction Technology Group PLC(a)	74,508	484,615
Auto Trader Group PLC(b)	448,877	4,955,508
Aviva PLC	1,499,893	12,815,091
B&M European Value Retail SA	500,719	1,480,060
Babcock International Group PLC	126,085	1,728,666
BAE Systems PLC	1,478,720	35,283,170
Bakkavor Group PLC(b)	28,484	88,401
Balfour Beatty PLC	281,727	2,013,360
Baltic Classifieds Group PLC	200,590	948,375
Barclays PLC	7,046,688	34,444,339
Barratt Redrow PLC	691,893	3,407,192
Beazley PLC	324,005	3,817,661
Bellway PLC	57,856	1,893,510
Berkeley Group Holdings PLC	50,785	2,442,341
Big Yellow Group PLC	102,589	1,264,884
Bodycote PLC	92,595	778,348
BP PLC	7,798,868	41,804,115
Breedon Group PLC	163,682	783,820
Bridgepoint Group PLC(b)	115,701	500,880
British American Tobacco PLC	970,825	52,014,208
British Land Co. PLC (The)	475,435	2,185,067
BT Group PLC	3,036,398	8,292,514
Bunzl PLC	161,018	4,778,605
Burberry Group PLC(a)	175,709	2,980,531
Bytes Technology Group PLC	113,505	547,673
C&C Group PLC	246,726	577,386
Carnival PLC(a)	72,736	1,979,216
Centrica PLC	2,579,917	5,608,101
Chemring Group PLC	130,576	945,644
Clarkson PLC	13,914	633,564
Coats Group PLC	854,727	835,308
Coca-Cola HBC AG, Class DI	103,847	5,397,156
Cohort PLC	16,849	323,858
Compass Group PLC	824,870	28,985,488
Computacenter PLC	40,681	1,229,510
ConvaTec Group PLC(b)	798,330	2,459,674
Craneware PLC	13,652	403,737
Cranswick PLC	29,996	2,100,711
Crest Nicholson Holdings PLC	151,688	365,100
Croda International PLC	64,052	2,204,520
Currys PLC(a)	612,418	913,124
CVS Group PLC	42,302	684,804
DCC PLC	49,560	3,103,994
Deliveroo PLC(a)(b)	528,359	1,234,992
Derwent London PLC	49,727	1,267,469
Diageo PLC	1,085,561	26,311,334
Diploma PLC	65,183	4,614,299
DiscoverIE Group PLC	41,325	377,119
Diversified Energy Co. PLC	18,359	275,369
Dowlais Group PLC	787,956	728,036
Dr. Martens PLC	298,232	318,436
Drax Group PLC	202,262	1,889,034
Dunelm Group PLC	71,638	1,149,173
easyJet PLC	147,688	957,647
Elementis PLC	321,944	736,689

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Empiric Student Property PLC	152,981	$194,761
Endeavour Mining PLC	93,453	2,834,883
Energean PLC	78,618	950,535
Entain PLC	300,939	4,041,225
Experian PLC	450,380	23,730,850
Fevertree Drinks PLC	31,115	390,300
Firstgroup PLC	392,323	1,162,664
Frasers Group PLC(a)	71,382	646,293
Games Workshop Group PLC	16,783	3,595,961
Gamma Communications PLC	43,376	623,255
GB Group PLC	142,556	439,200
Genuit Group PLC	155,362	798,018
Genus PLC	37,538	1,229,403
Glencore PLC	5,103,041	20,480,144
Grafton Group PLC	108,342	1,270,130
Grainger PLC	390,625	1,056,083
Great Portland Estates PLC	214,083	959,864
Greencore Group PLC	215,266	730,628
Greggs PLC	55,355	1,151,079
GSK PLC	2,014,379	37,052,450
Haleon PLC	4,425,356	20,757,876
Halma PLC	184,711	7,903,506
Hammerson PLC	242,990	949,533
Harbour Energy PLC	301,918	794,025
Hays PLC	796,021	669,133
HBX Group International PLC(a)	18,500	180,260
Helios Towers PLC(a)	372,933	584,566
Hikma Pharmaceuticals PLC	79,744	2,061,163
Hill & Smith PLC	44,882	1,207,987
Hilton Food Group PLC	36,877	413,964
Hiscox Ltd.	173,690	2,957,120
Hochschild Mining PLC	192,485	707,396
Howden Joinery Group PLC	267,299	3,094,405
HSBC Holdings PLC	8,672,150	105,652,550
Hunting PLC	72,242	300,530
ICG PLC	136,205	3,899,898
IG Group Holdings PLC	190,974	2,843,758
IMI PLC	122,888	3,590,164
Imperial Brands PLC	389,281	15,173,932
Inchcape PLC	187,269	1,733,148
Informa PLC	655,535	7,496,068
IntegraFin Holdings PLC	164,711	779,825
InterContinental Hotels Group PLC	74,864	8,612,364
International Workplace Group PLC	384,081	1,120,642
Intertek Group PLC	77,945	5,067,982
Investec PLC	321,065	2,380,841
IP Group PLC(a)	787,852	581,626
ITV PLC	1,716,676	1,862,062
J D Wetherspoon PLC	56,843	563,389
J Sainsbury PLC	815,588	3,261,204
JD Sports Fashion PLC	1,265,371	1,420,362
JET2 PLC	61,865	1,325,107
John Wood Group PLC(a)(e)	334,399	73,292
Johnson Matthey PLC	84,620	1,971,714
Johnson Service Group PLC	201,731	376,179
JTC PLC(b)	91,828	1,135,177
Judges Scientific PLC	1,924	152,456
Just Group PLC	582,259	1,622,506
Keller Group PLC	35,080	612,724
Kingfisher PLC	889,673	3,163,502
Lancashire Holdings Ltd.	127,963	1,057,904
Land Securities Group PLC	346,793	2,637,340
Security	Shares	Value
United Kingdom (continued)
Legal & General Group PLC	2,842,211	$9,615,385
Lion Finance Group PLC	16,669	1,671,137
Lloyds Banking Group PLC	29,518,888	30,270,073
London Stock Exchange Group PLC	234,094	28,534,880
LondonMetric Property PLC	1,035,251	2,605,382
M&G PLC	1,070,282	3,683,798
Man Group PLC/Jersey	606,021	1,316,122
Marks & Spencer Group PLC	1,009,475	4,636,104
Marshalls PLC	138,705	379,184
Melrose Industries PLC	638,754	4,312,631
Mitchells & Butlers PLC(a)	189,054	688,989
Mitie Group PLC	743,366	1,378,406
Mondi PLC	218,815	2,957,992
MONY Group PLC	342,020	904,912
Moonpig Group PLC	126,134	356,479
Morgan Advanced Materials PLC	138,742	425,093
Morgan Sindall Group PLC	25,829	1,567,024
National Grid PLC	2,390,233	33,587,720
NatWest Group PLC	3,921,989	27,224,784
NCC Group PLC	170,027	337,303
Next PLC	58,328	9,467,858
Ninety One PLC	259,246	644,689
NMC Health PLC, NVS(a)(e)	42,009	1
Ocado Group PLC(a)	276,581	1,146,309
OSB Group PLC	220,407	1,612,220
Oxford Instruments PLC	35,670	855,474
Oxford Nanopore Technologies PLC(a)	377,671	1,012,344
Pagegroup PLC	172,317	602,722
Pan African Resources PLC	932,199	654,950
Paragon Banking Group PLC	116,995	1,395,221
Pearson PLC	300,963	4,255,903
Penno Group PLC	229,745	1,517,792
Persimmon PLC	153,376	2,312,716
Pets at Home Group PLC	260,086	783,439
Phoenix Group Holdings PLC	353,929	3,095,134
Playtech PLC	121,423	638,222
Plus500 Ltd.	41,608	1,846,629
Premier Foods PLC	312,668	796,119
Primary Health Properties PLC	800,981	1,014,482
PRS REIT PLC (The)	65,792	91,748
Prudential PLC	1,283,711	16,285,384
QinetiQ Group PLC	270,520	1,773,555
Quilter PLC(b)	673,210	1,504,314
Rathbones Group PLC	32,228	812,471
Reckitt Benckiser Group PLC	333,727	25,011,423
RELX PLC	908,645	47,214,171
Renew Holdings PLC	38,444	429,301
Renishaw PLC	18,861	741,036
Rentokil Initial PLC	1,237,124	6,171,324
Rightmove PLC	380,231	4,103,258
Rio Tinto PLC	548,259	32,653,968
Rolls-Royce Holdings PLC	4,175,969	59,269,406
Rotork PLC	402,763	1,727,534
RS Group PLC	230,496	1,696,210
Safestore Holdings PLC	113,155	1,003,391
Sage Group PLC (The)	493,260	7,920,102
Savills PLC	74,679	965,537
Schroders PLC	351,462	1,806,566
Segro PLC	623,640	5,315,116
Senior PLC	126,015	336,172
Serco Group PLC	597,619	1,646,716
Severn Trent PLC	131,179	4,600,095
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Shaftesbury Capital PLC	828,268	$1,726,012
Shell PLC	2,930,283	105,294,159
Sirius Real Estate Ltd.	762,044	1,047,655
Smith & Nephew PLC	416,116	6,359,478
Smiths Group PLC	167,680	5,194,084
Softcat PLC	69,367	1,491,938
Spectris PLC	51,607	2,709,869
Spirax Group PLC	35,611	2,975,963
Spire Healthcare Group PLC(b)	202,874	580,871
Spirent Communications PLC	340,797	876,267
SSE PLC	545,043	13,360,219
SSP Group PLC	453,063	1,018,176
St. James's Place PLC	269,718	4,642,082
Standard Chartered PLC	1,005,436	18,024,410
Supermarket Income REIT PLC	714,355	751,935
Target Healthcare REIT PLC	77,737	101,854
Tate & Lyle PLC	197,304	1,393,113
Taylor Wimpey PLC	1,783,387	2,399,520
TBC Bank Group PLC	22,092	1,412,096
Telecom Plus PLC	38,576	939,830
Tesco PLC	3,287,043	18,467,990
TP ICAP Group PLC	361,597	1,459,691
Trainline PLC(a)(b)	241,716	867,976
Travis Perkins PLC	112,477	805,843
Tritax Big Box REIT PLC	1,218,007	2,265,640
Trustpilot Group PLC(a)(b)	156,837	517,231
TUI AG(a)	244,246	2,203,599
Unilever PLC	1,222,732	70,943,458
UNITE Group PLC (The)	198,671	1,958,775
United Utilities Group PLC	330,874	4,939,238
Vesuvius PLC	111,810	526,267
Victrex PLC	49,167	445,111
Vistry Group PLC(a)	165,746	1,270,282
Vodafone Group PLC	9,852,651	10,682,212
Volution Group PLC	92,872	821,764
Watches of Switzerland Group PLC(a)(b)	137,369	631,774
Weir Group PLC (The)	131,310	4,613,037
WH Smith PLC	80,495	1,086,550
Whitbread PLC	87,991	3,534,667
Wise PLC, Class A(a)	324,486	4,334,802
Workspace Group PLC	77,543	407,068
WPP PLC	536,462	2,904,613
XPS Pensions Group PLC	53,184	259,879
Yellow Cake PLC(a)(b)	119,152	768,296
Zigup PLC	154,788	685,098
		1,559,797,669
United States — 0.7%
Spotify Technology SA(a)	75,836	47,514,288
Total Common Stocks — 99.0% (Cost: $6,157,231,150)		6,655,127,814
Security	Shares	Value
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	27,329	$2,389,248
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	54,874	2,782,466
FUCHS SE, Preference Shares, NVS	33,138	1,516,404
Henkel AG & Co. KGaA, Preference Shares, NVS	84,024	6,474,814
Jungheinrich AG, Preference Shares, NVS	25,867	991,692
Porsche Automobil Holding SE, Preference Shares, NVS	83,579	3,354,366
Sartorius AG, Preference Shares, NVS	13,112	2,792,223
Sixt SE, Preference Shares, NVS	7,244	505,186
Volkswagen AG, Preference Shares, NVS	103,046	10,775,078
		31,581,477
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	25,610	832,629
Total Preferred Stocks — 0.5% (Cost: $48,145,275)		32,414,106
Total Long-Term Investments — 99.5% (Cost: $6,205,376,425)		6,687,541,920
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	29,460,494	29,472,278
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	580,000	580,000
Total Short-Term Securities — 0.5% (Cost: $30,052,278)		30,052,278
Total Investments — 100.0% (Cost: $6,235,428,703)		6,717,594,198
Other Assets Less Liabilities — 0.0%		1,559,283
Net Assets — 100.0%		$6,719,153,481

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,986,580	$—	$(1,518,086)(a)	$17,359	$(13,575)	$29,472,278	29,460,494	$306,082 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	160,000 (a)	—	—	—	580,000	580,000	79,072	—
				$17,359	$(13,575)	$30,052,278		$385,154	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	321	09/19/25	$19,619	$177,532
FTSE 100 Index	91	09/19/25	10,988	280,901
				$458,433
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$458,433	$—	$—	$—	$458,433

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,802,366	$—	$—	$—	$2,802,366
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$327,266	$—	$—	$—	$327,266
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Europe ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,189,582
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$149,498,159	$6,505,556,362	$73,293	$6,655,127,814
Preferred Stocks	—	32,414,106	—	32,414,106
Short-Term Securities
Money Market Funds	30,052,278	—	—	30,052,278
	$179,550,437	$6,537,970,468	$73,293	$6,717,594,198
Derivative Financial Instruments(a)
Assets
Equity Contracts	$177,532	$280,901	$—	$458,433

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.6%
Abacus Group	214,246	$165,491
Abacus Storage King	1,144,138	1,172,985
AGL Energy Ltd.	571,745	3,563,170
ALS Ltd.	481,796	5,601,108
AMP Ltd.	2,998,592	3,067,902
Ampol Ltd.	184,789	3,230,823
Ansell Ltd.	120,205	2,301,284
ANZ Group Holdings Ltd.	2,397,831	47,053,830
APA Group	1,007,540	5,418,939
ARB Corp. Ltd.	96,457	2,068,497
Aristocrat Leisure Ltd.	470,615	21,072,669
ASX Ltd.	158,200	7,091,173
Atlas Arteria Ltd.	1,100,406	3,634,840
AUB Group Ltd.	121,057	2,629,512
Aurizon Holdings Ltd.	1,323,476	2,747,307
Bank of Queensland Ltd.	637,722	3,106,876
Bapcor Ltd.	446,876	1,102,735
Beach Energy Ltd.	2,187,638	1,639,791
Bega Cheese Ltd.	317,374	1,056,749
Bellevue Gold Ltd.(a)	1,837,437	947,172
Bendigo & Adelaide Bank Ltd.	529,996	4,152,125
BHP Group Ltd.	4,128,727	104,271,882
BlueScope Steel Ltd.	416,207	6,309,819
Brambles Ltd.	1,136,250	17,383,991
Breville Group Ltd.	125,741	2,629,688
Brickworks Ltd.	72,659	1,524,872
BWP Trust(a)	505,907	1,163,934
Capricorn Metals Ltd.(a)	317,461	1,818,369
CAR Group Ltd.	327,275	7,965,717
Catalyst Metals Ltd.(a)	215,175	697,417
Challenger Ltd.	466,702	2,452,803
Champion Iron Ltd.	472,109	1,247,432
Charter Hall Group	466,937	6,015,719
Charter Hall Long Wale REIT	919,251	2,438,958
Charter Hall Retail REIT	549,040	1,364,610
Cleanaway Waste Management Ltd.	2,252,012	4,150,277
Cochlear Ltd.	55,775	11,386,633
Coles Group Ltd.	1,063,078	14,153,784
Commonwealth Bank of Australia	1,367,000	155,194,853
Computershare Ltd.	461,562	12,424,972
Corporate Travel Management Ltd.	107,918	1,078,671
Credit Corp. Group Ltd.	61,934	610,356
Cromwell Property Group	943,180	250,788
CSL Ltd.	390,438	67,539,607
Deterra Royalties Ltd.	696,487	1,844,275
Dexus	847,703	3,827,045
Domino's Pizza Enterprises Ltd.	62,244	726,473
Downer EDI Ltd.	679,517	2,996,413
Dyno Nobel Ltd.	1,849,527	3,477,968
Eagers Automotive Ltd.	201,135	2,518,953
Endeavour Group Ltd./Australia	1,194,227	3,127,303
Evolution Mining Ltd.	1,575,119	7,128,546
Flight Centre Travel Group Ltd.	198,171	1,511,406
Fortescue Ltd.	1,363,034	15,421,715
Genesis Minerals Ltd.(a)(b)	986,468	2,316,976
Gold Road Resources Ltd.	1,338,355	2,681,125
Goodman Group	1,651,076	36,915,528
GPT Group (The)	1,619,303	5,275,053
GrainCorp Ltd., Class A	215,305	1,044,818
Greatland Resources Ltd.(a)	420,237	1,343,066
Security	Shares	Value
Australia (continued)
Growthpoint Properties Australia Ltd.	240,639	$377,689
Harvey Norman Holdings Ltd.	740,573	2,745,925
Healius Ltd.(b)	595,182	291,970
HMC Capital Ltd.	242,784	552,869
HomeCo Daily Needs REIT	1,067,609	877,604
HUB24 Ltd.	83,886	5,693,776
IDP Education Ltd.	277,152	627,045
IGO Ltd.	546,978	1,538,741
Iluka Resources Ltd.	345,274	1,131,127
Ingenia Communities Group	380,047	1,277,397
Insignia Financial Ltd.(a)	432,086	1,244,745
Insurance Australia Group Ltd.	1,913,262	10,739,938
IPH Ltd.	239,930	805,119
IRESS Ltd.	164,927	836,770
James Hardie Industries PLC(a)	477,675	12,537,740
JB Hi-Fi Ltd.	102,163	7,276,254
Lendlease Corp. Ltd.	586,176	1,970,141
Liontown Resources Ltd.(a)(b)	1,525,445	753,203
Lottery Corp. Ltd. (The)	2,061,311	7,149,410
Lovisa Holdings Ltd.	62,337	1,354,071
Lynas Rare Earths Ltd.(a)	711,695	4,782,164
MAC Copper Ltd.(a)	82,598	973,219
Macquarie Group Ltd.	290,398	40,215,885
Magellan Financial Group Ltd.	144,768	984,431
Medibank Pvt Ltd.	2,191,385	7,162,330
Megaport Ltd.(a)	223,545	2,135,225
Mesoblast Ltd.(a)	817,551	1,235,818
Metcash Ltd.	1,251,855	3,125,262
Mineral Resources Ltd.(a)(b)	148,316	2,678,912
Mirvac Group	3,179,942	4,562,547
Monadelphous Group Ltd.	96,909	1,208,231
Myer Holdings Ltd.	1,045,469	403,566
Nanosonics Ltd.(a)(b)	281,994	730,381
National Australia Bank Ltd.	2,486,535	61,707,453
National Storage REIT	1,438,362	2,205,527
Netwealth Group Ltd.	115,477	2,755,791
Neuren Pharmaceuticals Ltd.(a)(b)	184,343	2,021,418
New Hope Corp. Ltd.	424,653	1,134,143
NEXTDC Ltd.(a)(b)	520,223	4,790,263
nib holdings Ltd.	455,589	2,163,027
Nine Entertainment Co. Holdings Ltd.	997,946	1,084,091
Northern Star Resources Ltd.	1,184,045	11,763,874
Nufarm Ltd./Australia(a)	355,936	587,771
Orica Ltd.	375,400	5,126,484
Origin Energy Ltd.	1,444,731	10,803,425
Orora Ltd.	1,275,671	1,693,090
Paladin Energy Ltd.(a)	350,557	1,372,906
Paladin Energy Ltd., NVS(a)(b)	102,067	397,778
Perpetual Ltd.	89,382	1,200,328
Perseus Mining Ltd.	1,503,752	3,139,393
PEXA Group Ltd.(a)	124,477	1,264,013
Pilbara Minerals Ltd.(a)(b)	2,551,304	2,588,829
Pinnacle Investment Management Group Ltd.	169,681	2,407,807
PolyNovo Ltd.(a)	740,959	605,246
Premier Investments Ltd.	116,218	1,571,534
Pro Medicus Ltd.	51,546	10,585,207
Qantas Airways Ltd.	759,570	5,267,874
QBE Insurance Group Ltd.	1,189,055	17,638,699
Qube Holdings Ltd.	1,098,554	3,063,429
Ramelius Resources Ltd.	2,112,335	3,398,494
Ramsay Health Care Ltd.	150,236	3,719,045
REA Group Ltd.	46,890	7,142,798
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Reece Ltd.	236,792	$2,050,279
Region Group	1,439,620	2,154,490
Regis Resources Ltd.(a)	917,188	2,391,679
Reliance Worldwide Corp. Ltd.	881,664	2,423,692
Rio Tinto Ltd.	309,432	22,006,160
Sandfire Resources Ltd.(a)	511,017	3,437,903
Santos Ltd.	2,669,480	13,432,520
Scentre Group	4,067,854	9,735,346
SEEK Ltd.	279,416	4,310,179
SGH Ltd.	164,903	5,393,536
Sigma Healthcare Ltd.(b)	3,767,819	6,959,597
Silex Systems Ltd.(a)(b)	230,754	620,682
Sims Ltd.	128,316	1,245,102
Sonic Healthcare Ltd.	380,831	6,725,034
South32 Ltd.	3,840,771	7,182,393
Steadfast Group Ltd.	1,079,265	4,107,552
Stockland	1,933,115	6,853,444
Suncorp Group Ltd.	875,542	11,736,432
Super Retail Group Ltd.	145,620	1,424,388
Tabcorp Holdings Ltd.	1,678,980	829,429
Technology One Ltd.	244,663	6,400,024
Telix Pharmaceuticals Ltd.(a)(b)	244,389	3,274,125
Telstra Group Ltd.	3,272,640	10,430,167
Temple & Webster Group Ltd.(a)	87,340	1,361,254
Transurban Group	2,486,513	22,005,198
Treasury Wine Estates Ltd.	667,616	3,228,342
Vault Minerals Ltd.(a)	6,887,162	1,594,373
Ventia Services Group Pty. Ltd.	946,406	3,151,331
Vicinity Ltd.	3,050,133	4,802,431
Viva Energy Group Ltd.(c)	1,263,111	1,690,326
Washington H Soul Pattinson & Co. Ltd.	177,320	4,606,783
Waypoint REIT Ltd.	695,843	1,122,131
WEB Travel Group Ltd.(a)	503,704	1,438,175
Wesfarmers Ltd.	918,288	50,229,892
West African Resources Ltd.(a)	1,023,542	1,532,447
Westgold Resources Ltd.	805,657	1,315,466
Westpac Banking Corp.	2,783,991	60,106,721
Whitehaven Coal Ltd.	694,697	2,849,159
WiseTech Global Ltd.	163,896	12,413,508
Woodside Energy Group Ltd.	1,499,144	25,369,080
Woolworths Group Ltd.	965,358	19,488,742
Worley Ltd.	355,139	3,022,262
Xero Ltd.(a)	134,072	15,439,806
Yancoal Australia Ltd.	310,614	1,254,491
Zip Co. Ltd.(a)	1,135,712	2,303,186
		1,317,685,292
Austria — 0.3%
ANDRITZ AG	55,700	3,876,214
BAWAG Group AG(c)	65,142	8,221,405
CA Immobilien Anlagen AG	31,806	847,071
CPI Europe AG(a)(b)	45,534	945,839
DO & CO AG	6,725	1,517,162
Erste Group Bank AG	262,149	23,971,918
Lenzing AG(a)(b)	16,125	451,058
Oesterreichische Post AG	57,104	1,991,828
OMV AG	111,461	5,676,527
Raiffeisen Bank International AG	111,103	3,208,034
SBO AG	14,399	476,505
UNIQA Insurance Group AG	93,537	1,347,559
Verbund AG	60,410	4,498,097
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,057	1,480,417
Security	Shares	Value
Austria (continued)
voestalpine AG	98,077	$2,700,110
Wienerberger AG	90,634	3,038,269
		64,248,013
Belgium — 1.0%
Ackermans & van Haaren NV	22,222	5,450,972
Aedifica SA	36,125	2,658,365
Ageas SA	117,826	8,011,257
Anheuser-Busch InBev SA	799,783	45,981,646
Argenx SE(a)	50,119	33,661,379
Azelis Group NV	132,425	2,057,433
Barco NV	54,670	852,080
Bekaert SA	39,750	1,637,196
Cofinimmo SA	32,107	2,786,963
Colruyt Group NV	47,208	2,016,577
Deme Group NV	7,962	1,191,665
D'ieteren Group	21,148	4,177,428
Elia Group SA, Class B(b)	37,277	4,300,767
Fagron	66,742	1,650,321
Galapagos NV(a)(b)	40,908	1,338,675
Groupe Bruxelles Lambert NV	72,130	6,030,071
KBC Ancora	44,761	3,253,949
KBC Group NV	186,214	19,422,843
Kinepolis Group NV	8,350	345,529
Lotus Bakeries NV	329	2,781,502
Melexis NV	21,335	1,631,802
Montea NV	17,709	1,318,426
Ontex Group NV(a)(b)	51,790	401,544
Proximus SADP	110,249	916,029
Retail Estates NV	13,864	1,030,041
Shurgard Self Storage Ltd.	30,261	1,200,825
Sofina SA	12,981	3,975,067
Solvay SA	56,233	1,761,927
Syensqo SA	58,539	4,639,556
UCB SA	103,990	22,342,754
Umicore SA	188,696	2,982,109
VGP NV	18,054	1,898,553
Warehouses De Pauw CVA	136,908	3,194,906
		196,900,157
Canada — 11.3%
Advantage Energy Ltd.(a)	174,227	1,389,440
Agnico Eagle Mines Ltd.	418,207	51,916,705
Air Canada(a)(b)	169,101	2,355,405
Alamos Gold Inc., Class A	377,368	9,170,021
Algonquin Power & Utilities Corp.	626,658	3,695,003
Alimentation Couche-Tard Inc.	611,975	31,800,087
Allied Gold Corp.(a)(b)	57,730	739,957
Allied Properties REIT	71,557	893,430
AltaGas Ltd.	273,828	8,084,803
Altus Group Ltd.	33,433	1,396,098
Andlauer Healthcare Group Inc.	16,487	630,637
ARC Resources Ltd.	519,901	10,149,626
Aritzia Inc.(a)	77,312	4,149,606
Atco Ltd., Class I, NVS	79,075	2,863,729
Athabasca Oil Corp.(a)	602,541	2,548,275
AtkinsRealis Group Inc.	145,005	10,267,350
ATS Corp.(a)	75,010	2,276,393
B2Gold Corp.	1,012,538	3,405,331
Badger Infrastructure Solutions Ltd.	57,812	2,181,719
Bank of Montreal	590,812	65,212,751
Bank of Nova Scotia (The)	1,003,183	55,813,638
Barrick Mining Corp.	1,364,843	28,811,820

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Bausch Health Companies Inc.(a)	259,954	$1,532,783
Baytex Energy Corp.	825,374	1,751,299
BCE Inc.	52,833	1,232,363
Birchcliff Energy Ltd.	253,508	1,234,973
Bitfarms Ltd./Canada(a)(b)	445,182	562,261
BlackBerry Ltd.(a)(b)	449,643	1,655,008
Boardwalk Real Estate Investment Trust	37,496	1,933,523
Bombardier Inc., Class B(a)	72,506	8,454,673
Boralex Inc., Class A(b)	77,033	1,743,472
Boyd Group Services Inc.(b)	17,057	2,364,172
Brookfield Asset Management Ltd., Class A	331,657	20,450,905
Brookfield Corp., Class A	1,105,992	74,081,349
Brookfield Infrastructure Corp., Class A	92,250	3,601,185
Brookfield Renewable Corp.	106,914	3,909,738
Brookfield Wealth Solutions Ltd.(b)	29,623	1,981,423
BRP Inc.	37,767	1,909,610
CAE Inc.(a)	278,588	7,943,860
Cameco Corp.	355,969	26,725,935
Canada Goose Holdings Inc.(a)(b)	89,171	974,986
Canadian Apartment Properties REIT	92,932	2,967,841
Canadian Imperial Bank of Commerce	763,570	54,572,992
Canadian National Railway Co.	428,182	39,981,371
Canadian Natural Resources Ltd.	1,688,847	53,459,028
Canadian Pacific Kansas City Ltd.	751,887	55,295,385
Canadian Tire Corp. Ltd., Class A, NVS	43,653	5,846,654
Canadian Utilities Ltd., Class A, NVS	115,309	3,210,610
Canfor Corp.(a)(b)	38,830	380,565
Capital Power Corp.	123,435	5,174,008
Capstone Copper Corp.(a)	501,982	2,814,954
CCL Industries Inc., Class B, NVS	138,028	7,715,263
Celestica Inc.(a)	99,556	19,903,296
Cenovus Energy Inc.	1,118,384	17,022,747
Centerra Gold Inc.	170,572	1,160,865
CGI Inc.	163,332	15,746,167
Choice Properties REIT	224,826	2,302,455
CI Financial Corp.	127,888	2,947,073
Cogeco Communications Inc.	11,266	507,279
Colliers International Group Inc.	32,087	4,838,755
Constellation Software Inc./Canada	16,463	56,796,875
Crombie REIT	62,242	645,958
Cronos Group Inc.(a)(b)	274,969	543,746
Definity Financial Corp.	71,254	3,838,850
Denison Mines Corp.(a)(b)	1,079,234	2,219,845
Descartes Systems Group Inc. (The)(a)	71,425	7,546,121
Discovery Silver Corp.(a)(b)	501,384	1,168,786
Dollarama Inc.	232,200	31,736,458
Dream Industrial REIT	198,829	1,653,082
Dundee Precious Metals Inc.(b)	145,714	2,355,654
Eldorado Gold Corp.(a)	212,942	4,363,037
Element Fleet Management Corp.	329,787	8,577,889
Emera Inc.	236,091	11,085,508
Empire Co. Ltd., NVS	131,290	5,228,480
Enbridge Inc.	1,763,140	79,847,745
Endeavour Silver Corp.(a)(b)	245,225	1,242,407
Enghouse Systems Ltd.	42,027	696,103
EQB Inc.	24,797	1,843,310
Equinox Gold Corp.(a)	523,964	3,191,582
ERO Copper Corp.(a)(b)	105,700	1,430,337
Fairfax Financial Holdings Ltd.	16,733	29,596,252
Finning International Inc.	120,086	5,232,962
First Capital Real Estate Investment Trust	120,830	1,621,124
First Majestic Silver Corp.	361,611	2,875,977
Security	Shares	Value
Canada (continued)
First Quantum Minerals Ltd.(a)	584,335	$9,821,855
FirstService Corp.	37,267	7,345,816
Fortis Inc./Canada	392,242	19,193,135
Fortuna Mining Corp.(a)	343,869	2,218,670
Franco-Nevada Corp.	151,893	24,195,888
Freehold Royalties Ltd.	164,964	1,588,207
G Mining Ventures Corp.(a)(b)	116,381	1,364,050
George Weston Ltd.	49,188	9,346,643
GFL Environmental Inc.	185,423	9,338,061
Gibson Energy Inc.	193,042	3,480,217
Gildan Activewear Inc.	123,757	6,251,265
goeasy Ltd.(b)	12,396	1,637,174
Granite Real Estate Investment Trust	39,366	2,076,545
Great-West Lifeco Inc.	229,774	8,628,133
H&R Real Estate Investment Trust	100,848	843,554
Hammond Power Solutions Inc., Class A(b)	8,804	787,506
Hudbay Minerals Inc.(b)	345,968	3,210,991
Hydro One Ltd.(c)	292,569	10,346,334
iA Financial Corp. Inc.	84,416	8,263,093
IAMGOLD Corp.(a)	468,131	3,162,317
IGM Financial Inc.	54,348	1,799,571
Imperial Oil Ltd.	155,345	12,952,517
Intact Financial Corp.	143,657	29,693,537
Interfor Corp.(a)	58,486	525,935
InterRent REIT	89,574	856,564
Ivanhoe Mines Ltd., Class A(a)(b)	587,070	4,580,129
K92 Mining Inc.(a)	192,429	1,998,451
Keyera Corp.	182,676	5,734,993
Killam Apartment REIT	106,175	1,403,815
Kinaxis Inc.(a)	22,243	3,301,133
Kinross Gold Corp.	1,056,816	16,909,361
Labrador Iron Ore Royalty Corp.	70,811	1,361,947
Laurentian Bank of Canada	40,021	889,901
Lightspeed Commerce Inc.(a)(b)	156,266	1,947,686
Linamar Corp.	54,888	2,654,082
Lithium Americas Corp.(a)(b)	204,772	527,595
Loblaw Companies Ltd.	129,275	20,905,492
Lundin Gold Inc.	88,809	4,110,365
Lundin Mining Corp.	618,685	6,318,124
MAG Silver Corp.	94,939	1,936,328
Magna International Inc.	210,548	8,634,048
Manulife Financial Corp.	1,418,599	43,890,978
Maple Leaf Foods Inc.	64,014	1,350,873
MDA Space Ltd.(a)	95,970	2,687,382
MEG Energy Corp.	212,619	4,190,694
Methanex Corp.	67,781	2,265,889
Metro Inc./CN	183,643	14,042,275
MTY Food Group Inc.	24,473	681,945
National Bank of Canada	313,941	32,656,117
New Gold Inc.(a)	674,896	2,825,055
NexGen Energy Ltd.(a)(b)	444,444	2,983,061
NFI Group Inc.(a)(b)	84,705	1,167,628
NGEx Minerals Ltd.(a)(b)	164,556	2,324,163
North West Co. Inc. (The)	49,285	1,691,682
Northland Power Inc.	222,478	3,635,177
NorthWest Healthcare Properties REIT	145,726	498,514
Novagold Resources Inc.(a)	237,304	1,227,966
Nutrien Ltd.	395,790	23,482,893
NuVista Energy Ltd.(a)	156,146	1,649,811
OceanaGold Corp.	193,347	2,630,334
Onex Corp.	53,787	4,375,628
Open Text Corp.	241,797	7,116,398
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
OR Royalties Inc.	177,050	$4,904,142
Orla Mining Ltd.(a)(b)	173,112	1,611,681
Pan American Silver Corp.	306,212	8,271,879
Paramount Resources Ltd., Class A	77,154	1,186,599
Parex Resources Inc.(b)	75,324	893,711
Parkland Corp.	140,604	3,968,694
Pason Systems Inc.(b)	77,944	657,596
Pembina Pipeline Corp.	478,248	17,775,528
Peyto Exploration & Development Corp.	230,583	3,235,085
Power Corp. of Canada	456,146	18,382,789
PrairieSky Royalty Ltd.	179,816	3,092,534
Premium Brands Holdings Corp., Class A	35,201	2,231,565
Prinmaris REIT	114,333	1,217,099
Propel Holdings Inc.(b)	30,366	788,517
Quebecor Inc., Class B	150,931	4,246,024
RB Global Inc.(b)	153,198	16,587,973
Restaurant Brands International Inc.	248,240	16,844,345
Richelieu Hardware Ltd.	49,068	1,227,762
RioCan REIT	125,721	1,601,455
Rogers Communications Inc., Class B, NVS	294,813	9,846,958
Royal Bank of Canada	1,151,936	147,807,954
Russel Metals Inc.	62,876	2,013,883
Sandstorm Gold Ltd.	260,432	2,437,791
Saputo Inc.	222,659	4,669,797
Seabridge Gold Inc.(a)(b)	117,123	1,792,009
Secure Waste Infrastructure Corp.	215,226	2,351,704
Shopify Inc., Class A(a)	997,830	121,970,603
Sienna Senior Living Inc.	147,831	1,909,768
Silvercorp Metals Inc.	219,285	954,308
Skeena Resources Ltd.(a)(b)	81,140	1,141,910
SmartCentres Real Estate Investment Trust(b)	112,939	2,070,331
South Bow Corp.	168,763	4,432,221
Spin Master Corp.(b)(c)	28,615	470,859
SSR Mining Inc.(a)	154,229	1,842,155
Stantec Inc.	96,271	10,523,387
Stella-Jones Inc.	56,355	3,212,674
Sun Life Financial Inc.	458,430	27,950,467
Suncor Energy Inc.	1,006,788	39,709,125
Superior Plus Corp.	177,925	888,598
Tamarack Valley Energy Ltd.	719,196	2,823,633
TC Energy Corp.	837,705	39,998,963
Teck Resources Ltd., Class B	380,341	12,333,084
TELUS Corp.	380,612	6,131,106
TerraVest Industries Inc.(b)	13,704	1,688,472
TFI International Inc.	66,111	5,749,405
Thomson Reuters Corp.	125,994	25,286,094
TMX Group Ltd.	252,277	10,257,857
Topaz Energy Corp.	112,935	2,098,785
Torex Gold Resources Inc.(a)	77,959	2,195,973
Toromont Industries Ltd.	67,088	6,802,247
Toronto-Dominion Bank (The)	1,425,995	103,862,165
Tourmaline Oil Corp.	274,557	11,684,921
TransAlta Corp.	235,331	2,831,241
Transcontinental Inc., Class A	71,547	995,028
Vermilion Energy Inc.	225,070	1,846,886
Wesdome Gold Mines Ltd.(a)	148,914	1,773,298
West Fraser Timber Co. Ltd.	40,601	2,814,760
Wheaton Precious Metals Corp.	360,685	32,986,434
Whitecap Resources Inc.	1,148,359	8,669,050
Winpak Ltd.	44,100	1,303,012
WSP Global Inc.	107,808	22,198,053
		2,247,548,176
Security	Shares	Value
Denmark — 1.7%
ALK-Abello A/S(a)	138,140	$4,007,969
Alm Brand A/S	786,654	2,172,071
Ambu A/S, Class B	163,856	2,391,952
AP Moller - Maersk A/S, Class A	2,241	4,397,221
AP Moller - Maersk A/S, Class B, NVS(b)	3,705	7,316,490
Bavarian Nordic A/S(a)	79,140	2,864,560
Carlsberg A/S, Class B	74,910	9,338,819
Chemometec A/S	18,265	1,409,715
Coloplast A/S, Class B	102,597	9,370,391
D/S Norden A/S	22,109	768,881
Danske Bank A/S	547,151	21,706,286
Demant A/S(a)	76,872	2,912,495
DFDS A/S(a)	42,268	758,838
DSV A/S	166,875	37,394,168
FLSmidth & Co. A/S	46,571	2,739,601
Genmab A/S(a)	51,373	11,060,475
GN Store Nord A/S(a)(b)	133,206	1,908,248
H Lundbeck A/S	240,791	1,254,463
ISS A/S	159,941	4,597,719
Jyske Bank A/S, Registered	45,711	4,589,034
Netcompany Group A/S(a)(b)(c)	44,961	1,648,710
NKT A/S(a)	46,309	4,073,929
Novo Nordisk A/S, Class B	2,627,991	122,222,517
Novonesis Novozymes B, Class B	300,956	19,471,105
Orsted A/S(a)(c)	141,976	6,691,541
Pandora A/S	69,759	11,516,902
Ringkjoebing Landbobank A/S	22,026	4,855,663
Rockwool A/S, Class B	72,962	3,197,239
Royal Unibrew A/S	41,362	3,099,897
Schouw & Co. A/S	16,677	1,570,719
Sydbank A/S	57,841	4,285,279
TORM PLC, Class A(b)	56,188	1,036,868
Tryg A/S	254,589	6,141,174
Vestas Wind Systems A/S	818,587	14,945,835
Zealand Pharma A/S(a)	59,302	3,068,157
		340,784,931
Finland — 0.8%
Citycon OYJ	69,750	300,405
Elisa OYJ	110,983	5,710,371
Fortum OYJ	359,299	6,591,600
Hiab OYJ, Class B	38,636	2,636,686
Huhtamaki OYJ	102,868	3,540,654
Kalmar OYJ, Class B	39,214	1,769,649
Kemira OYJ	106,073	2,257,378
Kesko OYJ, Class B	238,059	5,177,644
Kojamo OYJ(a)	109,082	1,386,755
Kone OYJ, Class B	273,502	16,795,332
Konecranes OYJ	55,215	4,601,179
Mandatum OYJ	362,356	2,457,901
Metsa Board OYJ, Class B(b)	139,206	512,125
Metso OYJ	555,887	6,981,543
Neste OYJ	338,854	5,348,004
Nokia OYJ	4,287,444	17,472,815
Nokian Renkaat OYJ(b)	131,004	1,176,117
Orion OYJ, Class B	102,655	8,218,429
Outokumpu OYJ(b)	360,298	1,355,696
QT Group OYJ(a)	22,832	1,571,129
Sampo OYJ, Class A	1,978,512	21,236,696
Stora Enso OYJ, Class R	429,880	4,423,242
TietoEVRY OYJ	80,503	1,385,772
UPM-Kymmene OYJ	429,533	11,132,534
Valmet OYJ	115,921	4,182,639

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	417,061	$11,522,728
YIT OYJ(a)	139,684	483,949
		150,228,972
France — 8.9%
Accor SA	165,002	8,362,940
Aeroports de Paris SA	26,816	3,254,777
Air France-KLM, NVS(a)	154,179	2,023,524
Air Liquide SA	469,080	92,285,130
Airbus SE	485,185	97,548,900
Alstom SA(a)	305,156	7,157,838
Alten SA	33,966	2,760,593
Amundi SA(c)	46,819	3,459,945
Aperam SA	38,527	1,133,233
ArcelorMittal SA	398,720	12,430,562
Arkema SA	53,392	3,630,729
AXA SA	1,440,621	69,969,720
BioMerieux	37,224	5,326,168
BNP Paribas SA	823,774	75,110,254
Bollore SE	709,548	4,092,715
Bouygues SA	178,467	7,348,649
Bureau Veritas SA	245,326	7,555,084
Canal+ SA, NVS(a)	564,720	1,786,391
Capgemini SE	129,665	19,304,046
Carrefour SA	493,801	7,076,665
Cie de Saint-Gobain SA	368,671	42,292,868
Cie Generale des Etablissements Michelin SCA	548,137	19,500,779
Coface SA	78,965	1,468,171
Covivio SA/France	46,761	3,027,392
Credit Agricole SA	831,031	15,294,721
Danone SA	517,695	42,366,508
Dassault Aviation SA	15,897	4,949,642
Dassault Systemes SE	531,233	17,451,653
Edenred SE	217,229	6,203,644
Eiffage SA	55,507	7,451,004
Elior Group SA(a)(c)	119,008	353,412
Elis SA(b)	171,432	4,726,390
Engie SA	1,470,284	33,049,360
EssilorLuxottica SA	242,301	72,049,256
Eurazeo SE	32,893	1,930,154
Eurofins Scientific SE	92,340	7,071,711
Euronext NV(c)	69,788	11,249,050
Eutelsat Communications SACA(a)(b)	140,849	504,046
FDJ UNITED	85,732	2,674,138
Fnac Darty SA	15,728	532,423
Forvia SE(a)	201,468	2,561,311
Gaztransport Et Technigaz SA	28,465	5,353,849
Gecina SA	37,699	3,704,780
Getlink SE	250,081	4,535,446
Havas NV	721,946	1,159,681
Hermes International SCA	25,869	63,262,325
ICADE	35,147	835,291
ID Logistics Group SACA(a)	758	380,512
Imerys SA	28,229	694,955
Ipsen SA	35,085	4,134,139
IPSOS SA	36,213	1,626,049
JCDecaux SE	108,254	1,779,767
Kering SA	60,419	14,835,599
Klepierre SA	182,550	6,968,284
Legrand SA	213,019	31,464,336
L'Oreal SA	195,116	86,335,503
Louis Hachette Group, NVS	826,170	1,539,419
LVMH Moet Hennessy Louis Vuitton SE	223,658	120,062,245
Security	Shares	Value
France (continued)
Nexans SA	27,323	$3,926,871
Nexity SA(a)(b)	29,138	379,673
Opmobility	49,220	753,646
Orange SA	1,486,970	22,618,392
Pernod Ricard SA	165,963	17,055,801
Pluxee NV, NVS	86,022	1,744,380
Publicis Groupe SA	183,706	16,787,365
Remy Cointreau SA	34,059	2,022,035
Renault SA	160,422	5,935,739
Rexel SA	163,127	4,930,420
Rubis SCA	92,220	2,920,227
Safran SA	294,771	97,201,085
Sanofi SA	916,093	82,238,244
Sartorius Stedim Biotech	23,713	4,738,578
Schneider Electric SE	445,246	115,226,646
SCOR SE	111,538	3,633,579
SEB SA	22,577	1,649,189
SES SA, Class A	342,666	2,356,410
Societe BIC SA	18,584	1,129,965
Societe Generale SA	590,066	37,663,031
Sodexo SA	72,588	4,317,059
SOITEC(a)	30,090	1,303,323
Sopra Steria Group	12,902	2,779,956
SPIE SA	134,492	7,915,038
STMicroelectronics NV	567,810	14,430,290
Technip Energies NV	119,968	5,180,379
Teleperformance SE	50,093	4,883,622
Thales SA	79,009	21,252,920
TotalEnergies SE	1,685,596	100,234,747
Trigano SA	12,721	2,169,374
Ubisoft Entertainment SA(a)	117,528	1,239,508
Unibail-Rodamco-Westfield, New	97,612	9,462,436
Valeo SE	258,257	2,809,698
Vallourec SACA	159,553	2,981,898
Veolia Environnement SA	542,041	18,369,253
Verallia SA(c)	69,042	2,221,355
Vinci SA	400,198	55,591,009
Virbac SACA	5,293	2,096,144
Vivendi SE	648,450	2,458,144
VusionGroup	5,650	1,452,354
Wendel SE	27,179	2,546,827
Worldline SA(a)(c)	157,595	574,114
		1,768,178,400
Germany — 8.1%
adidas AG	138,865	26,541,104
Aixtron SE	119,266	2,008,337
Allianz SE, Registered	313,975	124,075,896
Aroundtown SA(a)	669,437	2,414,052
Aurubis AG	32,041	3,195,915
Auto1 Group SE(a)(c)	114,029	3,418,350
BASF SE	717,781	35,177,998
Bayer AG, Registered	798,777	24,843,339
Bayerische Motoren Werke AG	234,140	22,278,745
Bechtle AG(b)	73,512	3,190,703
Befesa SA(c)	43,508	1,304,625
Beiersdorf AG	77,911	9,681,386
Bilfinger SE	34,109	3,669,626
Brenntag SE	110,194	6,836,338
CANCOM SE	35,024	1,026,021
Carl Zeiss Meditec AG, Bearer(b)	37,764	2,082,377
Ceconomy AG(a)	146,808	741,781
Commerzbank AG	758,087	27,644,264
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Continental AG	93,883	$8,018,600
Covestro AG, NVS(a)	141,947	9,622,197
CTS Eventim AG & Co. KGaA	58,241	6,576,828
Daimler Truck Holding AG	403,068	19,607,347
Delivery Hero SE, Class A(a)(c)	158,465	4,729,299
Dermapharm Holding SE	21,386	819,041
Deutsche Bank AG, Registered	1,519,749	50,055,250
Deutsche Boerse AG	153,560	44,438,303
Deutsche Lufthansa AG, Registered	484,834	4,157,370
Deutsche Pfandbriefbank AG(c)	137,733	857,491
Deutsche Post AG, Registered	778,459	34,879,405
Deutsche Telekom AG, Registered	2,841,170	101,901,112
Duerr AG	47,550	1,222,162
E.ON SE	1,830,783	33,399,401
Eckert & Ziegler SE	15,477	1,177,383
Evonik Industries AG	169,299	3,361,950
Evotec SE(a)(b)	171,901	1,373,394
Fielmann Group AG	26,626	1,687,085
flatexDEGIRO AG	83,179	2,513,940
Fraport AG Frankfurt Airport Services Worldwide(a)	38,618	2,873,794
Freenet AG	101,173	3,281,328
Fresenius Medical Care AG	177,912	9,023,948
Fresenius SE & Co. KGaA	352,010	16,801,659
GEA Group AG	134,398	9,653,840
Gerresheimer AG	28,752	1,417,587
Grand City Properties SA(a)	58,902	742,638
Grenke AG	32,464	661,165
Hamborner REIT AG	176,996	1,147,095
Hannover Rueck SE	47,215	14,322,357
Heidelberg Materials AG	112,580	25,971,585
HelloFresh SE(a)	142,505	1,499,532
Henkel AG & Co. KGaA	95,482	6,789,754
Hensoldt AG	58,523	6,418,175
Hugo Boss AG(b)	53,057	2,471,027
Hypoport SE(a)	3,449	735,995
Infineon Technologies AG	1,063,637	41,782,972
IONOS Group SE(a)	40,229	1,907,921
Jenoptik AG	62,323	1,320,752
K+S AG, Registered	192,415	2,910,808
KION Group AG	79,826	4,907,291
Knorr-Bremse AG	57,441	5,732,924
Kontron AG	47,681	1,538,194
Krones AG	17,734	2,625,974
Lanxess AG	85,341	2,343,628
LEG Immobilien SE	60,986	4,840,671
Mercedes-Benz Group AG	577,449	32,695,305
Merck KGaA	101,490	12,684,664
MTU Aero Engines AG	44,537	19,211,401
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	108,098	70,768,583
Nagarro SE(b)	10,814	683,909
Nemetschek SE	54,444	8,111,778
Nordex SE(a)	146,183	3,588,191
Norma Group SE(b)	28,111	500,371
Patrizia SE	29,262	261,112
Pfeiffer Vacuum Technology AG	7,467	1,324,216
ProSiebenSat.1 Media SE	144,959	1,321,313
Puma SE	85,276	1,802,604
QIAGEN NV	175,260	8,690,383
Rational AG	3,993	3,082,384
Redcare Pharmacy NV(a)(b)(c)	17,930	1,984,678
RENK Group AG	61,326	4,760,579
Security	Shares	Value
Germany (continued)
Rheinmetall AG	36,725	$72,696,992
RWE AG	514,455	21,105,610
SAP SE	854,442	244,332,407
Scout24 SE(c)	68,556	9,161,934
Siemens AG, Registered	622,118	158,455,397
Siemens Energy AG(a)	557,120	64,502,608
Siemens Healthineers AG(c)	270,749	14,583,252
Siltronic AG	21,863	945,273
Sixt SE	22,168	2,298,631
Stabilus SE	22,610	648,156
Stroeer SE & Co. KGaA	42,356	2,275,886
Suedzucker AG	88,952	1,018,643
Symrise AG, Class A	107,676	9,760,532
TAG Immobilien AG	168,372	2,707,093
Talanx AG(a)	50,583	6,704,627
TeamViewer SE(a)(c)	158,288	1,618,802
thyssenkrupp AG	412,340	4,772,899
United Internet AG, Registered(d)	96,163	2,756,318
Verbio SE(b)	30,392	393,806
Vonovia SE	604,327	18,755,632
Wacker Chemie AG	21,908	1,630,634
Zalando SE(a)(c)	186,343	5,433,398
		1,622,281,030
Hong Kong — 1.8%
AIA Group Ltd.	8,842,200	82,446,137
ASMPT Ltd.	288,000	2,436,398
Bank of East Asia Ltd. (The)	1,389,200	2,148,393
BOC Hong Kong Holdings Ltd.	3,259,500	14,635,984
Cafe de Coral Holdings Ltd.	678,000	624,651
CITIC Telecom International Holdings Ltd.	2,931,000	950,253
CK Asset Holdings Ltd.	1,600,500	7,333,809
CK Hutchison Holdings Ltd.	2,164,000	14,085,479
CK Infrastructure Holdings Ltd.	633,000	4,458,211
CLP Holdings Ltd.	1,328,500	11,531,081
Crystal International Group Ltd.(b)(c)	339,500	243,920
Dah Sing Financial Holdings Ltd.	222,400	825,049
First Pacific Co. Ltd.	1,954,000	1,537,457
Futu Holdings Ltd., ADR	50,939	7,828,306
Galaxy Entertainment Group Ltd.	1,785,000	8,704,843
Hang Lung Properties Ltd.	2,036,000	2,096,791
Hang Seng Bank Ltd.	615,600	8,967,258
Health and Happiness H&H International Holdings Ltd.	279,500	407,449
Henderson Land Development Co. Ltd.	1,434,572	5,019,962
HKBN Ltd.	1,014,000	644,126
HKT Trust & HKT Ltd., Class SS	3,199,000	5,037,073
Hong Kong & China Gas Co. Ltd.	9,203,482	8,214,689
Hong Kong Exchanges & Clearing Ltd.	978,900	52,976,889
Hongkong Land Holdings Ltd.	934,400	5,653,120
Hysan Development Co. Ltd.	536,000	1,066,561
Jardine Matheson Holdings Ltd.	140,200	7,613,050
Johnson Electric Holdings Ltd.	721,500	2,126,523
Kerry Logistics Network Ltd.	282,898	297,496
Kerry Properties Ltd.	706,000	1,885,093
Link REIT	2,227,300	12,409,969
Luk Fook Holdings International Ltd.	414,000	1,080,277
Man Wah Holdings Ltd.	1,659,600	936,191
Melco International Development Ltd.(a)	1,625,000	1,123,648
Melco Resorts & Entertainment Ltd., ADR(a)	230,720	1,995,728
MTR Corp. Ltd.	1,179,500	4,242,978
New World Development Co. Ltd.(a)	1,400,000	1,146,439
NWS Holdings Ltd.	1,364,000	1,337,207

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Pacific Basin Shipping Ltd.(b)	6,067,000	$1,753,094
PCCW Ltd.	4,991,000	3,575,788
Power Assets Holdings Ltd.	1,133,500	7,463,074
Sands China Ltd.	2,000,000	4,841,535
Sino Land Co. Ltd.	3,016,000	3,476,540
SITC International Holdings Co. Ltd.	1,253,000	4,062,274
SJM Holdings Ltd.(a)(b)	2,915,000	1,153,035
Sun Hung Kai Properties Ltd.	1,142,500	13,570,005
Swire Pacific Ltd., Class A	282,000	2,549,092
Techtronic Industries Co. Ltd.	1,172,000	14,014,364
United Laboratories International Holdings Ltd. (The)(b)	900,000	1,687,097
Vitasoy International Holdings Ltd.	628,000	733,160
Vobile Group Ltd.(a)	1,522,000	673,639
VTech Holdings Ltd.	253,800	1,880,648
WH Group Ltd.(c)	6,742,500	6,750,173
Wharf Holdings Ltd. (The)	869,045	2,474,287
Wharf Real Estate Investment Co. Ltd.	1,483,000	4,708,247
Xinyi Glass Holdings Ltd.(b)	1,716,000	1,768,835
Yue Yuen Industrial Holdings Ltd.	687,000	1,074,516
		364,277,891
Ireland — 0.4%
AIB Group PLC	1,611,873	12,715,501
Bank of Ireland Group PLC	827,252	11,093,424
Cairn Homes PLC	668,214	1,662,393
Glanbia PLC	211,696	3,075,917
Glenveagh Properties PLC(a)(c)	640,507	1,366,115
Kerry Group PLC, Class A	125,882	11,627,716
Kingspan Group PLC	123,667	10,263,357
Ryanair Holdings PLC	665,187	19,558,285
		71,362,708
Israel — 1.2%
Airport City Ltd.(a)	102,179	1,821,850
Alony Hetz Properties & Investments Ltd.	206,776	2,155,456
Amot Investments Ltd.	342,036	2,332,109
Azrieli Group Ltd.	44,868	4,408,242
Bank Hapoalim BM	1,028,343	19,284,588
Bank Leumi Le-Israel BM	1,228,974	22,734,514
Bet Shemesh Engines Holdings 1997 Ltd.(a)	6,768	1,286,506
Bezeq The Israeli Telecommunication Corp. Ltd.	2,004,392	3,728,571
Big Shopping Centers Ltd.(a)	19,753	3,762,322
Camtek Ltd./Israel(a)	34,808	3,368,632
Cellebrite DI Ltd.(a)	92,653	1,295,289
Check Point Software Technologies Ltd.(a)	75,494	14,056,983
Clal Insurance Enterprises Holdings Ltd.	55,830	2,676,719
CyberArk Software Ltd.(a)	39,346	16,189,699
Delek Group Ltd.	12,101	2,457,550
El Al Israel Airlines(a)	286,912	1,158,257
Elbit Systems Ltd.	24,498	11,301,719
Electra Ltd./Israel	3,225	1,953,949
Energix-Renewable Energies Ltd.(b)	513,515	2,000,308
Enlight Renewable Energy Ltd.(a)	152,936	3,755,237
First International Bank Of Israel Ltd. (The)	62,297	4,327,000
Fiverr International Ltd.(a)	31,711	700,179
G City Ltd.	252,352	904,042
Gav-Yam Lands Corp. Ltd.	1	11
Global-e Online Ltd.(a)(b)	94,451	3,131,051
Harel Insurance Investments & Financial Services Ltd.	132,709	4,000,613
ICL Group Ltd.	652,326	4,063,931
Inmode Ltd.(a)	65,364	892,872
Security	Shares	Value
Israel (continued)
Isracard Ltd.	347,346	$1,422,744
Israel Discount Bank Ltd., Class A	1,126,029	10,768,812
Kornit Digital Ltd.(a)(b)	46,381	928,548
Melisron Ltd.	31,722	3,652,390
Mivne Real Estate KD Ltd.	769,784	2,901,639
Mizrahi Tefahot Bank Ltd.	143,002	8,833,780
Monday.com Ltd.(a)(b)	33,439	8,770,715
Next Vision Stabilized Systems Ltd.	58,831	2,411,279
Nice Ltd.(a)	52,324	8,168,358
Nova Ltd.(a)	27,401	7,307,038
Oddity Tech Ltd., Class A(a)	33,520	2,348,746
Paz Retail & Energy Ltd.	12,261	2,267,066
Phoenix Financial Ltd.	191,206	6,514,978
Radware Ltd.(a)	46,038	1,178,573
Reit 1 Ltd.	309,296	2,027,957
Shapir Engineering and Industry Ltd.(b)	252,076	2,084,483
Shikun & Binui Ltd.(a)(b)	420,916	2,003,594
Shufersal Ltd.	250,379	3,027,026
Strauss Group Ltd.	81,771	2,195,730
Tel Aviv Stock Exchange Ltd.	94,078	1,776,015
Teva Pharmaceutical Industries Ltd., ADR(a)	952,115	14,710,177
Tower Semiconductor Ltd.(a)	93,180	4,323,721
Wix.com Ltd.(a)	46,235	6,289,347
ZIM Integrated Shipping Services Ltd.	101,473	1,608,347
		247,269,262
Italy — 2.8%
A2A SpA	1,419,752	3,459,582
ACEA SpA	40,860	906,777
Amplifon SpA	121,181	2,039,949
Ascopiave SpA	48,700	168,215
Azimut Holding SpA	98,488	3,347,852
Banca Generali SpA	46,497	2,596,963
Banca Mediolanum SpA	125,166	2,207,776
Banca Monte dei Paschi di Siena SpA	729,523	6,210,736
Banca Popolare di Sondrio SpA	146,034	1,999,662
Banco BPM SpA	1,014,099	12,932,955
BFF Bank SpA(a)(c)	185,934	2,207,444
BPER Banca SpA	1,197,987	11,788,811
Brembo NV	149,761	1,435,721
Brunello Cucinelli SpA	27,912	3,130,127
Buzzi SpA	68,245	3,563,725
Carel Industries SpA(c)	44,560	1,210,455
Davide Campari-Milano NV(b)	565,163	3,892,744
De' Longhi SpA	76,236	2,500,424
DiaSorin SpA	23,851	2,331,793
Enav SpA(c)	245,057	1,075,073
Enel SpA	6,558,935	57,838,555
Eni SpA	1,754,023	29,936,495
ERG SpA	37,936	821,862
Ferrari NV	103,064	45,194,314
Fincantieri SpA(a)	77,668	1,503,059
FinecoBank Banca Fineco SpA	489,129	10,415,520
Generali	730,886	27,266,264
Hera SpA	662,104	2,833,116
Infrastrutture Wireless Italiane SpA(c)	219,839	2,599,001
Interpump Group SpA	57,859	2,373,852
Intesa Sanpaolo SpA	12,226,161	73,665,790
Iren SpA	443,428	1,269,830
Italgas SpA	628,101	5,211,584
Iveco Group NV	188,685	3,900,087
Leonardo SpA	331,660	17,877,510
Lottomatica Group SpA	189,991	5,125,569
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Maire SpA	128,154	$1,780,122
Mediobanca Banca di Credito Finanziario SpA	412,805	9,088,459
MFE-MediaForEurope NV, Class A	179,645	569,331
MFE-MediaForEurope NV, Class B	74,755	335,940
Moncler SpA	187,297	9,989,032
Nexi SpA(c)	475,712	2,716,427
Pirelli & C SpA(c)	320,235	2,158,822
Poste Italiane SpA(c)	414,323	8,951,410
Prysmian SpA	229,053	18,292,957
Recordati Industria Chimica e Farmaceutica SpA	98,218	5,633,164
Reply SpA	16,822	2,634,894
Saipem SpA(b)	1,176,181	3,143,966
Salvatore Ferragamo SpA(a)(b)	147,579	834,603
Snam SpA	1,590,750	9,218,815
SOL SpA	37,060	1,979,305
Stellantis NV	1,650,176	14,562,974
Tamburi Investment Partners SpA	111,370	980,731
Technogym SpA(c)	161,518	2,492,102
Technoprobe SpA(a)	169,061	1,387,105
Telecom Italia SpA/Milano(a)	10,244,599	4,707,726
Tenaris SA	371,971	6,496,536
Terna - Rete Elettrica Nazionale	1,144,938	11,078,357
UniCredit SpA	1,148,585	84,505,723
Unipol Gruppo SpA	333,975	6,698,771
Webuild SpA	448,254	2,017,435
		569,093,899
Japan — 20.9%
77 Bank Ltd. (The)	46,700	1,613,097
ABC-Mart Inc.	110,500	2,067,827
Activia Properties Inc.	1,270	1,085,022
ADEKA Corp.	45,400	895,982
Advance Residence Investment Corp.	2,519	2,597,989
Advantest Corp.	628,400	41,788,030
Aeon Co. Ltd.	617,510	19,725,016
AEON Financial Service Co. Ltd.	125,400	1,127,662
AEON REIT Investment Corp.	1,050	895,193
AGC Inc.	154,800	4,658,655
Ai Holdings Corp.	93,400	1,494,949
Aica Kogyo Co. Ltd.	35,100	864,260
Aichi Steel Corp.	31,700	482,472
Aiful Corp.	619,800	1,831,400
Ain Holdings Inc.	21,300	819,832
Air Water Inc.	156,200	2,307,496
Aisin Corp.	384,000	5,306,883
Ajinomoto Co. Inc.	734,300	19,426,953
Alfresa Holdings Corp.	166,300	2,414,010
Alps Alpine Co. Ltd.	142,800	1,512,865
ALSOK Co Ltd.	248,600	1,731,648
Amada Co. Ltd.	262,700	2,962,186
Amano Corp.	53,700	1,498,430
ANA Holdings Inc.	155,400	2,881,513
Anritsu Corp.	122,400	1,319,313
Anycolor Inc.	28,600	891,257
Aozora Bank Ltd.	108,200	1,587,443
Appier Group Inc.	51,800	525,262
Arcs Co. Ltd.	24,100	484,931
ARE Holdings Inc.	137,700	1,623,135
Ariake Japan Co. Ltd.	19,100	846,040
Artience Co. Ltd.	33,100	700,928
As One Corp.	44,200	694,592
Asahi Group Holdings Ltd.	1,180,300	14,973,379
Asahi Intecc Co. Ltd.	166,400	2,589,530
Security	Shares	Value
Japan (continued)
Asahi Kasei Corp.	1,066,100	$7,417,661
Asics Corp.	567,400	13,339,169
Astellas Pharma Inc.	1,549,500	16,066,177
Atom Corp.(a)(b)	157,700	705,151
Autobacs Seven Co. Ltd.	109,800	1,071,219
Awa Bank Ltd. (The)	25,000	529,965
Azbil Corp.	294,200	2,749,123
Bandai Namco Holdings Inc.	517,100	16,721,420
BayCurrent Inc.	125,100	7,183,248
Bic Camera Inc.	95,200	994,014
BIPROGY Inc.	56,700	2,286,434
BML Inc.	24,900	578,262
Bridgestone Corp.	487,900	19,735,636
Brother Industries Ltd.	170,700	2,904,604
Calbee Inc.	60,400	1,108,501
Canon Inc.	787,100	22,355,718
Canon Marketing Japan Inc.	41,800	1,510,162
Capcom Co. Ltd.	279,000	7,102,149
Casio Computer Co. Ltd.	142,300	1,127,351
Central Glass Co. Ltd.	24,900	537,856
Central Japan Railway Co.	664,900	15,500,268
Change Holdings Inc.	53,100	406,208
Chiba Bank Ltd. (The)	380,500	3,546,528
Chiyoda Corp.(a)(b)	218,300	518,660
Chubu Electric Power Co. Inc.	554,900	6,786,841
Chudenko Corp.	16,900	410,149
Chugai Pharmaceutical Co. Ltd.	560,800	26,883,030
Chugin Financial Group Inc., NVS	134,200	1,742,287
Chugoku Electric Power Co. Inc. (The)	222,200	1,209,834
Citizen Watch Co. Ltd.	167,300	1,004,203
CKD Corp.	44,700	798,040
Coca-Cola Bottlers Japan Holdings Inc.	152,300	2,328,720
Colowide Co. Ltd.	76,600	988,918
Comforia Residential REIT Inc.	504	989,981
COMSYS Holdings Corp.	71,700	1,643,712
Concordia Financial Group Ltd.	849,600	5,633,891
Cosmo Energy Holdings Co. Ltd.	46,300	2,054,913
Cosmos Pharmaceutical Corp.	31,700	1,969,250
Cover Corp.(a)(b)	38,400	542,584
CRE Logistics REIT Inc.	1,067	1,056,492
Create Restaurants Holdings Inc.	145,100	1,476,314
Create SD Holdings Co. Ltd.	22,100	503,954
Credit Saison Co. Ltd.	114,200	3,012,998
CyberAgent Inc.	336,100	3,366,155
Dai Nippon Printing Co. Ltd.	332,600	5,121,860
Daicel Corp.	196,700	1,692,027
Daido Steel Co. Ltd.	99,900	769,273
Daifuku Co. Ltd.	255,600	6,470,819
Daihen Corp.	20,400	963,249
Dai-ichi Life Holdings Inc.	2,997,600	23,717,558
Daiichi Sankyo Co. Ltd.	1,415,100	34,715,120
Daiichikosho Co. Ltd.	46,600	500,304
Daikin Industries Ltd.	214,700	26,398,600
Daio Paper Corp.	99,200	552,648
Daiseki Co. Ltd.	29,460	685,855
Daishi Hokuetsu Financial Group Inc.	57,600	1,409,702
Daito Trust Construction Co. Ltd.	40,100	4,105,344
Daiwa House Industry Co. Ltd.	485,000	16,034,542
Daiwa House REIT Investment Corp.	1,840	3,077,074
Daiwa Office Investment Corp.	376	873,552
Daiwa Securities Group Inc.	1,153,200	8,028,408
Daiwa Securities Living Investments Corp.	1,607	1,088,804

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Daiwabo Holdings Co. Ltd.	118,100	$2,171,812
DCM Holdings Co. Ltd.	108,500	1,031,526
DeNA Co. Ltd.	72,000	1,122,079
Denka Co. Ltd.	52,200	736,037
Denso Corp.	1,556,200	21,113,617
Dentsu Group Inc.	159,200	3,139,518
Dentsu Soken Inc.	24,200	1,062,939
Dexerials Corp.	154,800	2,238,043
DIC Corp.	49,800	982,981
Digital Arts Inc.	15,000	792,981
Digital Garage Inc.	29,900	786,745
Dip Corp.	21,900	354,485
Disco Corp.	75,100	22,194,038
DMG Mori Co. Ltd.	132,000	3,050,153
Dowa Holdings Co. Ltd.	41,400	1,352,008
DTS Corp.	41,700	1,383,520
Duskin Co. Ltd.	34,400	908,197
Earth Corp.	19,000	613,941
East Japan Railway Co.	754,800	16,178,506
Ebara Corp.	375,100	6,849,636
EDION Corp.	88,100	1,171,453
eGuarantee Inc.	21,900	216,807
Eiken Chemical Co. Ltd.	38,200	600,397
Eisai Co. Ltd.	188,900	5,297,768
Elecom Co. Ltd.	99,000	1,280,472
Electric Power Development Co. Ltd.	142,800	2,471,242
en Japan Inc.	18,500	214,783
ENEOS Holdings Inc.	2,331,400	12,236,662
EXEO Group Inc.	151,200	1,986,025
Ezaki Glico Co. Ltd.	42,200	1,303,062
FANUC Corp.	764,200	21,272,998
Fast Retailing Co. Ltd.	157,300	47,981,171
FCC Co. Ltd.	48,500	973,495
Ferrotec Corp.	49,100	1,177,635
Food & Life Companies Ltd.	104,300	5,253,216
FP Corp.	30,500	543,725
Freee KK(a)(b)	39,200	1,053,634
Frontier Real Estate Investment Corp.	1,668	951,409
Fuji Corp./Aichi	50,800	953,312
Fuji Electric Co. Ltd.	123,300	6,130,252
Fuji Kyuko Co. Ltd.	14,900	209,551
Fuji Media Holdings Inc.	39,600	933,511
Fuji Oil Co. Ltd.	32,300	607,794
Fuji Seal International Inc.	38,600	709,148
FUJIFILM Holdings Corp.	905,700	18,786,232
Fujikura Ltd.	216,900	14,723,699
Fujimi Inc.	40,500	603,922
Fujitec Co. Ltd.	57,900	2,143,202
Fujitsu Ltd.	1,423,100	31,000,692
Fukuoka Financial Group Inc.	148,400	4,046,428
Fukuoka REIT Corp.	544	651,256
Fukuyama Transporting Co. Ltd.	16,400	390,467
Funai Soken Holdings Inc.	27,500	432,855
Furukawa Electric Co. Ltd.	60,300	3,642,222
Fuso Chemical Co. Ltd.	18,600	527,023
Future Corp.	42,800	668,939
Fuyo General Lease Co. Ltd.	26,400	713,132
GENDA Inc.(a)	73,600	453,371
Global One Real Estate Investment Corp.	941	889,714
Glory Ltd.	31,200	802,274
GLP J-REIT	3,272	2,867,271
GMO internet group Inc.	53,600	1,373,090
Security	Shares	Value
Japan (continued)
GMO Payment Gateway Inc.	34,400	$1,917,209
GNI Group Ltd.(a)(b)	51,500	937,827
Goldwin Inc.	26,900	1,385,100
Gree Inc.	88,700	289,995
GS Yuasa Corp.	66,000	1,184,454
GungHo Online Entertainment Inc.	44,500	851,900
Gunma Bank Ltd. (The)	322,500	3,019,867
H.U. Group Holdings Inc.	53,900	1,158,160
H2O Retailing Corp.	71,400	943,482
Hachijuni Bank Ltd. (The)	347,200	3,123,637
Hakuhodo DY Holdings Inc.	182,000	1,432,237
Hamakyorex Co. Ltd.	59,600	576,701
Hamamatsu Photonics KK	235,300	2,871,858
Hankyu Hanshin Holdings Inc.	180,300	4,698,915
Hankyu Hanshin REIT Inc.	660	698,511
Hanwa Co. Ltd.	25,300	1,019,196
Happinet Corp.	14,300	537,366
Harmonic Drive Systems Inc.	62,000	1,175,469
Haseko Corp.	190,900	2,839,987
Hazama Ando Corp.	123,200	1,306,447
Heiwa Corp.	56,800	786,938
Heiwa Real Estate Co. Ltd.	36,800	538,790
Heiwa Real Estate REIT Inc.	925	867,257
Heiwado Co. Ltd.	26,200	505,526
Hikari Tsushin Inc.	12,700	3,414,505
Hino Motors Ltd.(a)	261,900	636,524
Hioki EE Corp	11,900	439,509
Hirogin Holdings Inc.	321,600	2,805,253
Hirose Electric Co. Ltd.	16,205	2,034,783
HIS Co. Ltd.	39,900	375,692
Hisamitsu Pharmaceutical Co. Inc.	42,500	1,144,102
Hitachi Construction Machinery Co. Ltd.	75,300	2,180,839
Hitachi Ltd.	3,761,000	115,089,020
Hogy Medical Co. Ltd.	22,200	700,980
Hokkaido Electric Power Co. Inc.	129,000	772,765
Hokuetsu Corp.(b)	152,300	1,024,874
Hokuhoku Financial Group Inc.	86,600	1,829,203
Hokuriku Electric Power Co.	127,100	659,135
Honda Motor Co. Ltd.	3,516,300	36,403,913
Horiba Ltd.	25,900	1,904,769
Hoshino Resorts REIT Inc.	535	928,214
Hoshizaki Corp.	82,100	2,811,332
Hosiden Corp.	103,800	1,613,670
House Foods Group Inc.	58,200	1,076,265
Hoya Corp.	290,800	36,688,108
Hulic Co. Ltd.	295,100	2,814,576
Hulic REIT Inc.	733	799,222
Ibiden Co. Ltd.	93,400	3,949,990
Ichibanya Co. Ltd.	116,600	753,111
Ichigo Inc.	167,300	442,918
Ichigo Office REIT Investment Corp.	988	625,755
Idec Corp./Japan	33,200	500,478
Idemitsu Kosan Co. Ltd.	747,400	4,804,744
IHI Corp.	128,000	14,253,661
Iida Group Holdings Co. Ltd.	73,000	1,023,886
Inaba Denki Sangyo Co. Ltd.	33,300	873,275
Inabata & Co. Ltd.	28,700	622,690
Industrial & Infrastructure Fund Investment Corp.	2,244	1,836,096
Infomart Corp.	208,700	572,679
Infroneer Holdings Inc.	192,452	1,626,424
Inpex Corp.	677,800	9,651,025
Internet Initiative Japan Inc.	131,500	2,421,772
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Invincible Investment Corp.	7,744	$3,444,292
Isetan Mitsukoshi Holdings Ltd.	291,300	4,116,790
Isuzu Motors Ltd.	454,900	5,830,003
Ito En Ltd.	45,200	981,687
ITOCHU Corp.	964,400	50,585,284
Itoham Yonekyu Holdings Inc.	43,880	1,480,206
Iwatani Corp.	160,800	1,691,356
Iyogin Holdings Inc., NVS	216,000	2,510,012
Izumi Co. Ltd.	19,400	408,401
J Front Retailing Co. Ltd.	255,500	3,444,079
JAFCO Group Co. Ltd.	39,300	645,798
Japan Airlines Co. Ltd.	145,200	2,883,307
Japan Airport Terminal Co. Ltd.	42,700	1,296,783
Japan Aviation Electronics Industry Ltd.	39,100	626,664
Japan Elevator Service Holdings Co. Ltd.	60,400	1,612,409
Japan Excellent Inc.	827	765,105
Japan Exchange Group Inc.	799,000	7,808,129
Japan Hotel REIT Investment Corp.	5,850	3,215,006
Japan Lifeline Co. Ltd.	65,700	627,743
Japan Logistics Fund Inc.	2,022	1,255,114
Japan Material Co. Ltd.	134,200	1,223,136
Japan Metropolitan Fund Invest	6,764	4,919,612
Japan Petroleum Exploration Co. Ltd.	177,600	1,289,850
Japan Post Bank Co. Ltd.	1,443,800	16,114,676
Japan Post Holdings Co. Ltd.	1,559,400	14,441,083
Japan Post Insurance Co. Ltd.	150,300	3,848,372
Japan Prime Realty Investment Corp.	2,174	1,428,183
Japan Real Estate Investment Corp.	5,699	4,622,487
Japan Securities Finance Co. Ltd.	94,300	1,141,248
Japan Steel Works Ltd. (The)	53,300	3,287,414
Japan Tobacco Inc.	1,003,500	28,659,577
JCU Corp.	21,300	501,003
Jeol Ltd.	33,900	969,854
JFE Holdings Inc.	399,800	4,626,909
JGC Holdings Corp.	189,100	1,690,639
JINS Holdings Inc.	15,700	832,438
JMDC Inc.	27,700	715,760
Joyful Honda Co. Ltd.	114,700	1,583,038
JTEKT Corp.	188,300	1,627,262
Justsystems Corp.	29,100	732,828
JVCKenwood Corp.	142,600	1,127,669
Kadokawa Corp.	94,300	2,290,310
Kagome Co. Ltd.	74,700	1,427,444
Kajima Corp.	342,700	8,584,859
Kakaku.com Inc.	140,600	2,389,705
Kaken Pharmaceutical Co. Ltd.	34,500	899,037
Kamigumi Co. Ltd.	100,300	2,818,777
Kanadevia Corp.	144,700	976,600
Kanamoto Co. Ltd.	28,700	643,685
Kandenko Co. Ltd.	136,600	3,235,918
Kaneka Corp.	19,800	560,472
Kanematsu Corp.	122,100	2,294,032
Kansai Electric Power Co. Inc. (The)	766,800	9,206,537
Kansai Paint Co. Ltd.	156,000	2,208,944
Kao Corp.	369,700	16,635,185
Kasumigaseki Capital Co. Ltd.(b)	6,500	824,794
Katitas Co. Ltd.	25,100	420,882
Kato Sangyo Co. Ltd.	12,200	463,079
Kawasaki Heavy Industries Ltd.	134,500	9,822,943
Kawasaki Kisen Kaisha Ltd.	316,700	4,473,986
KDDI Corp.	2,505,000	41,111,062
KDX Realty Investment Corp.	3,245	3,487,281
Security	Shares	Value
Japan (continued)
Keihan Holdings Co. Ltd.	72,000	$1,476,884
Keikyu Corp.	163,700	1,682,479
Keio Corp.	77,700	1,814,165
Keisei Electric Railway Co. Ltd.	367,100	3,079,726
Kewpie Corp.	77,800	2,126,112
Keyence Corp.	158,200	57,225,893
KH Neochem Co. Ltd.	26,500	501,559
Kikkoman Corp.	575,500	5,055,744
Kinden Corp.	135,000	4,250,704
Kintetsu Group Holdings Co. Ltd.	145,600	2,794,134
Kirin Holdings Co. Ltd.	682,800	8,997,710
Kissei Pharmaceutical Co. Ltd.	28,900	851,441
Kitz Corp.	141,800	1,189,383
Kiyo Bank Ltd. (The)	102,200	1,859,238
Kobayashi Pharmaceutical Co. Ltd.	34,700	1,220,313
Kobe Bussan Co. Ltd.	120,000	3,195,517
Kobe Steel Ltd.	283,300	3,112,645
Koei Tecmo Holdings Co. Ltd.	126,580	1,657,439
Kohnan Shoji Co. Ltd.	21,900	565,505
Koito Manufacturing Co. Ltd.	125,300	1,602,190
Kokusai Electric Corp., NVS	126,900	2,800,849
Kokuyo Co. Ltd.	424,800	2,502,819
Komatsu Ltd.	749,200	24,137,637
KOMEDA Holdings Co. Ltd.	69,500	1,386,139
Komeri Co. Ltd.	22,800	469,687
Konami Group Corp.	81,600	11,077,911
Konica Minolta Inc.(a)	368,000	1,196,402
Kose Corp.	26,400	1,013,147
Kotobuki Spirits Co. Ltd.	86,300	1,151,557
K's Holdings Corp.	97,100	971,320
Kubota Corp.	845,900	9,486,131
Kumagai Gumi Co. Ltd.	28,000	832,972
Kura Sushi Inc.	19,400	532,867
Kuraray Co. Ltd.	216,500	2,676,691
Kureha Corp.	31,500	718,365
Kurita Water Industries Ltd.	71,600	2,759,984
Kusuri no Aoki Holdings Co. Ltd.	43,200	1,149,898
Kyocera Corp.	1,066,700	12,591,718
Kyorin Pharmaceutical Co. Ltd.	40,600	407,979
Kyoritsu Maintenance Co. Ltd.	57,000	1,372,343
Kyoto Financial Group Inc.	165,800	2,999,445
Kyowa Kirin Co. Ltd.	183,800	3,137,394
Kyudenko Corp.	34,100	1,456,930
Kyushu Electric Power Co. Inc.	317,600	2,815,554
Kyushu Financial Group Inc.	346,200	1,767,988
Kyushu Railway Co.	105,500	2,551,277
LaSalle Logiport REIT	1,301	1,238,277
Lasertec Corp.	64,900	6,538,589
Leopalace21 Corp.	242,100	1,140,806
Lintec Corp.	22,600	453,147
Lion Corp.	225,300	2,195,044
Lixil Corp.	217,600	2,520,922
LY Corp.	2,398,800	8,768,009
M&A Capital Partners Co. Ltd.	10,900	212,431
M3 Inc.	349,400	4,297,199
Mabuchi Motor Co. Ltd.	127,300	1,840,551
Macnica Holdings Inc.	150,300	1,962,969
Makino Milling Machine Co. Ltd.	18,100	1,384,258
Makita Corp.	176,200	5,454,820
Mani Inc.	63,400	533,893
Marubeni Corp.	1,197,700	24,521,392
Maruha Nichiro Corp.	41,500	861,906

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Marui Group Co. Ltd.	159,000	$3,238,191
Maruichi Steel Tube Ltd.	54,700	1,322,394
Maruwa Co. Ltd./Aichi	8,200	2,471,624
Maruzen Showa Unyu Co. Ltd.	17,200	819,793
Matsui Securities Co. Ltd.	108,600	530,822
MatsukiyoCocokara & Co.	289,370	5,942,120
Mazda Motor Corp.	529,900	3,177,545
McDonald's Holdings Co. Japan Ltd.(b)	59,700	2,384,015
Mebuki Financial Group Inc.	768,900	4,169,022
Medipal Holdings Corp.	149,000	2,467,079
Megachips Corp.	19,300	696,684
Megmilk Snow Brand Co. Ltd.	34,700	655,768
Meidensha Corp.	32,800	1,235,298
MEIJI Holdings Co. Ltd.	165,700	3,350,616
Meiko Electronics Co. Ltd.	21,100	1,033,975
MEITEC Group Holdings Inc.	51,800	1,083,532
Menicon Co. Ltd.	63,500	491,161
Mercari Inc.(a)	99,400	1,516,534
Metaplanet Inc.(a)(b)	250,000	1,849,378
Micronics Japan Co. Ltd.	26,400	961,833
Milbon Co. Ltd.	28,200	475,568
Minebea Mitsumi Inc.	305,100	4,801,777
Mirai Corp.	3,061	930,931
Mirait One Corp.	74,700	1,336,594
MISUMI Group Inc.	210,300	3,028,326
Mitani Sekisan Co. Ltd.	6,700	383,273
Mitsubishi Chemical Group Corp.	1,081,700	5,891,773
Mitsubishi Corp.	2,760,800	54,452,296
Mitsubishi Electric Corp.	1,594,900	35,872,868
Mitsubishi Estate Co. Ltd.	899,300	16,837,067
Mitsubishi Estate Logistics REIT Investment Corp.	1,671	1,331,592
Mitsubishi Gas Chemical Co. Inc.	145,200	2,508,350
Mitsubishi HC Capital Inc.	598,630	4,424,851
Mitsubishi Heavy Industries Ltd.	2,656,600	63,430,037
Mitsubishi Logistics Corp.	289,200	2,472,194
Mitsubishi Materials Corp.	143,300	2,188,713
Mitsubishi Motors Corp.	680,200	1,787,346
Mitsubishi UFJ Financial Group Inc.	9,361,100	129,021,875
Mitsui & Co. Ltd.	2,052,800	41,788,109
Mitsui Chemicals Inc.	147,400	3,290,436
Mitsui E&S Co. Ltd.	80,300	1,673,004
Mitsui Fudosan Co. Ltd.	2,257,700	20,179,999
Mitsui Fudosan Logistics Park Inc.	3,744	2,509,932
Mitsui High-Tec Inc.	170,300	855,625
Mitsui Mining & Smelting Co. Ltd.	43,700	1,848,320
Mitsui OSK Lines Ltd.	298,100	10,019,823
Miura Co. Ltd.	70,300	1,401,736
Mixi Inc.	36,100	826,139
Mizuho Financial Group Inc.	1,965,750	57,658,708
Mizuho Leasing Co. Ltd.	153,000	1,175,202
Mochida Pharmaceutical Co. Ltd.	24,900	508,558
Modec Inc.	39,500	1,682,924
Monex Group Inc.	148,700	772,539
Money Forward Inc.(a)	42,100	1,664,944
Monogatari Corp. (The)	29,700	770,858
MonotaRO Co. Ltd.	206,800	3,682,470
Mori Hills REIT Investment Corp.	1,132	1,023,030
Mori Trust REIT Inc.	2,421	1,178,033
Morinaga & Co. Ltd./Japan	63,700	1,016,838
Morinaga Milk Industry Co. Ltd.	52,900	1,150,424
MOS Food Services Inc.	55,300	1,401,145
MS&AD Insurance Group Holdings Inc.	1,078,400	23,041,163
Security	Shares	Value
Japan (continued)
Murata Manufacturing Co. Ltd.	1,404,500	$20,904,687
Musashi Seimitsu Industry Co. Ltd.	39,300	846,103
Nabtesco Corp.	79,400	1,460,679
Nachi-Fujikoshi Corp.	23,300	498,376
Nagase & Co. Ltd.	66,800	1,316,472
Nagawa Co. Ltd.	9,000	385,163
Nagoya Railroad Co. Ltd.	146,100	1,593,270
Nakanishi Inc.	48,200	620,447
Namura Shipbuilding Co. Ltd.(b)	44,000	898,362
Nankai Electric Railway Co. Ltd.	140,000	2,248,781
NEC Corp.	1,004,000	28,830,736
Nexon Co. Ltd.	300,100	5,491,243
Nextage Co. Ltd.	46,200	573,470
NGK Insulators Ltd.	170,100	2,153,506
NH Foods Ltd.	64,800	2,177,044
NHK Spring Co. Ltd.	197,000	2,218,151
Nichias Corp.	55,800	2,134,931
Nichicon Corp.	39,900	341,727
Nichiha Corp.	21,600	449,847
Nichirei Corp.	220,200	2,650,120
Nidec Corp.	676,200	12,973,761
Nifco Inc./Japan	56,800	1,385,920
Nihon Kohden Corp.	136,300	1,499,102
Nihon M&A Center Holdings Inc.	225,800	1,128,823
Nihon Parkerizing Co. Ltd.	64,800	591,113
Nikkon Holdings Co. Ltd.	110,900	2,497,879
Nikon Corp.	227,700	2,211,353
Nintendo Co. Ltd.	900,500	75,262,783
Nippn Corp., New	72,800	1,049,789
Nippon Accommodations Fund Inc.	1,792	1,403,944
Nippon Building Fund Inc.	7,155	6,563,479
Nippon Densetsu Kogyo Co. Ltd.	25,900	491,771
Nippon Electric Glass Co. Ltd.	98,100	2,625,777
Nippon Express Holdings Inc.	145,600	3,198,386
Nippon Gas Co. Ltd.	112,600	2,048,367
Nippon Kayaku Co. Ltd.	121,600	1,135,495
Nippon Light Metal Holdings Co. Ltd.	135,970	1,577,787
Nippon Paint Holdings Co. Ltd.	761,600	6,456,492
Nippon Paper Industries Co. Ltd.	103,000	757,799
Nippon Prologis REIT Inc.	4,466	2,410,131
Nippon REIT Investment Corp.	1,424	891,432
Nippon Sanso Holdings Corp.	135,700	4,802,902
Nippon Shinyaku Co. Ltd.	54,700	1,177,748
Nippon Shokubai Co. Ltd.	61,500	699,192
Nippon Soda Co. Ltd.	47,600	1,079,152
Nippon Steel Corp.	753,400	14,508,987
Nippon Yusen KK	366,000	12,835,536
Nipro Corp.	143,000	1,316,705
Nishimatsu Construction Co. Ltd.	22,600	751,557
Nishimatsuya Chain Co. Ltd.	46,300	682,087
Nishi-Nippon Financial Holdings Inc.	99,300	1,568,510
Nishi-Nippon Railroad Co. Ltd.	36,900	524,904
Nissan Chemical Corp.	123,600	4,029,205
Nissan Motor Co. Ltd.(a)	1,811,200	3,840,286
Nissha Co. Ltd.	29,700	263,719
Nisshin Oillio Group Ltd. (The)	28,300	962,241
Nisshin Seifun Group Inc.	184,900	2,143,327
Nisshinbo Holdings Inc.	95,800	608,716
Nissin Foods Holdings Co. Ltd.	142,500	2,702,956
Nissui Corp.	302,600	1,766,659
Niterra Co. Ltd.	147,000	5,067,632
Nitori Holdings Co. Ltd.	64,100	5,428,420
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nitta Corp.	20,300	$554,744
Nitto Boseki Co. Ltd.	20,400	892,493
Nitto Denko Corp.	605,400	12,528,087
Noevir Holdings Co. Ltd.	29,900	911,604
NOF Corp.	159,200	3,168,862
Nojima Corp.	59,400	1,357,889
NOK Corp.	72,100	1,093,983
Nomura Co. Ltd.	58,000	352,874
Nomura Holdings Inc.	2,511,400	16,591,051
Nomura Real Estate Holdings Inc.	316,600	1,754,475
Nomura Real Estate Master Fund Inc.	3,343	3,520,800
Nomura Research Institute Ltd.	301,700	11,938,394
NS Solutions Corp.	50,600	1,186,792
NSD Co. Ltd.	63,300	1,514,016
NSK Ltd.	335,300	1,604,593
NTN Corp.	538,600	918,930
NTT Inc.	24,100,100	24,337,761
NTT UD REIT Investment Corp.	1,233	1,062,175
Nxera Pharma Co. Ltd.(a)(b)	172,800	1,041,145
Obayashi Corp.	562,100	8,277,067
OBIC Business Consultants Co. Ltd.	30,900	1,782,156
Obic Co. Ltd.	254,600	9,064,415
Odakyu Electric Railway Co. Ltd.	228,600	2,463,584
Ogaki Kyoritsu Bank Ltd. (The)	20,200	380,442
Ohsho Food Service Corp.	46,800	1,157,876
Oji Holdings Corp.	613,600	2,990,599
Okamura Corp.	57,800	911,068
Oki Electric Industry Co. Ltd.	90,600	942,740
OKUMA Corp.	29,400	799,864
Okumura Corp.	30,900	912,730
Olympus Corp.	941,800	11,251,729
Omron Corp.	149,900	3,863,636
Ono Pharmaceutical Co. Ltd.	312,200	3,491,261
Open House Group Co. Ltd.	53,000	2,343,682
Open Up Group Inc.	89,500	1,096,747
Oracle Corp./Japan	27,500	2,973,971
Organo Corp.	28,000	1,725,233
Orient Corp.	33,820	223,722
Oriental Land Co. Ltd./Japan	880,700	18,134,073
ORIX Corp.	937,100	21,050,117
Orix JREIT Inc.	1,874	2,449,751
Osaka Gas Co. Ltd.	300,000	7,590,399
OSG Corp.	50,200	649,554
Otsuka Corp.	181,600	3,440,804
Otsuka Holdings Co. Ltd.	351,400	16,730,049
PAL GROUP Holdings Co. Ltd.	38,400	1,256,444
PALTAC Corp.	13,500	386,329
Pan Pacific International Holdings Corp.	307,100	10,274,411
Panasonic Holdings Corp.	1,949,800	18,443,779
Paramount Bed Holdings Co. Ltd.	29,500	484,025
Park24 Co. Ltd.	107,600	1,358,815
Pasona Group Inc.	21,900	299,963
Penta-Ocean Construction Co. Ltd.	234,800	1,519,482
PeptiDream Inc.(a)	87,500	969,627
Persol Holdings Co. Ltd.	1,713,500	3,275,266
Pigeon Corp.	95,400	1,054,628
Pilot Corp.	23,600	687,094
PKSHA Technology Inc.(a)	30,300	705,370
Pola Orbis Holdings Inc.	46,500	392,498
Prestige International Inc.	128,900	560,800
Prima Meat Packers Ltd.	19,800	312,595
Raito Kogyo Co. Ltd.	36,500	754,166
Security	Shares	Value
Japan (continued)
Rakus Co. Ltd.	83,600	$1,282,221
Rakuten Bank Ltd., NVS(a)	81,400	3,791,755
Rakuten Group Inc.(a)	1,276,300	6,457,711
Recruit Holdings Co. Ltd.	1,144,900	67,928,197
Relo Group Inc.	58,300	669,471
Renesas Electronics Corp.	1,364,700	16,598,919
Rengo Co. Ltd.	124,200	720,356
Resona Holdings Inc.	1,792,800	16,321,654
Resonac Holdings Corp.	147,600	3,549,505
Resorttrust Inc.	125,500	1,554,627
Ricoh Co. Ltd.	398,100	3,490,736
Riken Keiki Co. Ltd.	30,600	644,238
Rinnai Corp.	66,900	1,651,222
Rohm Co. Ltd.	243,800	3,067,947
Rohto Pharmaceutical Co. Ltd.	147,200	2,101,145
Rorze Corp.	116,100	1,561,144
Round One Corp.	175,200	1,799,154
RS Technologies Co. Ltd.	29,700	611,230
Ryohin Keikaku Co. Ltd.	214,200	10,028,366
Saizeriya Co. Ltd.	26,700	936,689
Sakai Moving Service Co. Ltd.	12,400	219,462
Sakata Seed Corp.	32,700	735,271
Sakura Internet Inc.(b)	21,900	427,442
San-A Co. Ltd.	40,800	812,934
San-Ai Obbli Co. Ltd.	47,800	644,335
SanBio Co. Ltd.(a)(b)	47,200	709,049
Sangetsu Corp.	65,900	1,311,545
San-In Godo Bank Ltd. (The)	137,900	1,161,204
Sanken Electric Co. Ltd.(a)	20,000	1,134,501
Sanki Engineering Co. Ltd.	39,200	1,153,370
Sankyo Co. Ltd.	202,800	3,784,308
Sankyu Inc.	32,800	1,930,851
Sanrio Co. Ltd.	156,600	6,425,634
Sansan Inc.(a)	59,900	757,909
Santen Pharmaceutical Co. Ltd.	214,600	2,371,097
Sanwa Holdings Corp.	147,000	4,010,428
Sapporo Holdings Ltd.	56,200	2,600,497
Sawai Group Holdings Co. Ltd.	127,800	1,640,502
SBI Holdings Inc.	220,700	8,198,534
SBI Sumishin Net Bank Ltd., NVS	42,800	1,365,631
SCREEN Holdings Co. Ltd.	60,000	4,680,594
SCSK Corp.	130,000	4,044,937
Secom Co. Ltd.	339,600	12,196,128
Sega Sammy Holdings Inc.	165,100	3,375,015
Seibu Holdings Inc.	176,100	4,921,061
Seiko Epson Corp.	192,500	2,442,499
Seiko Group Corp.	24,100	669,951
Seino Holdings Co. Ltd.	72,600	1,104,230
Seiren Co. Ltd.	40,500	661,622
Sekisui Chemical Co. Ltd.	309,300	5,364,846
Sekisui House Ltd.	533,200	11,184,841
Sekisui House REIT Inc.	3,489	1,812,515
Senko Group Holdings Co. Ltd.	129,200	1,738,929
Seria Co. Ltd.	41,900	771,654
Seven & i Holdings Co. Ltd.	1,841,100	24,271,576
Seven Bank Ltd.	899,800	1,616,224
SG Holdings Co. Ltd.	227,900	2,528,416
Sharp Corp./Japan(a)	184,700	873,183
Shibaura Machine Co. Ltd.	22,900	589,396
SHIFT Inc.(a)	158,900	1,667,568
Shiga Bank Ltd. (The)	31,100	1,248,986
Shikoku Electric Power Co. Inc.	105,600	878,725

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shimadzu Corp.	191,100	$4,230,318
Shimamura Co. Ltd.	36,200	2,621,117
Shimano Inc.	58,300	6,377,780
Shimizu Corp.	381,300	4,224,026
Shin-Etsu Chemical Co. Ltd.	1,452,800	41,807,086
Shionogi & Co. Ltd.	677,500	11,330,724
Ship Healthcare Holdings Inc.	64,000	893,067
Shiseido Co. Ltd.	311,000	5,055,468
Shizuoka Financial Group Inc., NVS	311,400	3,683,296
SHO-BOND Holdings Co. Ltd.	33,700	1,076,038
Shochiku Co. Ltd.(b)	7,800	661,007
Shoei Co. Ltd.	52,200	625,040
Skylark Holdings Co. Ltd.	177,800	3,379,594
SMC Corp.	46,600	16,215,561
SMS Co. Ltd.	101,700	1,018,109
Socionext Inc.	142,100	2,677,849
SoftBank Corp.	24,001,900	34,678,805
SoftBank Group Corp.	781,900	59,705,050
Sojitz Corp.	176,560	4,202,104
Sompo Holdings Inc.	753,500	22,218,475
Sony Group Corp.	5,014,800	120,622,488
SOSiLA Logistics REIT Inc.	1,113	865,595
Sotetsu Holdings Inc.	127,500	2,013,363
Square Enix Holdings Co. Ltd.	64,300	4,347,076
Stanley Electric Co. Ltd.	132,800	2,504,542
Star Asia Investment Corp.	3,225	1,252,523
Starts Corp. Inc.	19,400	586,605
Subaru Corp.	518,000	9,529,030
Sugi Holdings Co. Ltd.	75,300	1,825,076
SUMCO Corp.	273,600	2,139,771
Sumitomo Bakelite Co. Ltd.	55,900	1,621,044
Sumitomo Chemical Co. Ltd.	1,261,400	3,154,875
Sumitomo Corp.	878,800	22,461,911
Sumitomo Electric Industries Ltd.	599,800	14,883,849
Sumitomo Forestry Co. Ltd.	394,000	3,957,984
Sumitomo Heavy Industries Ltd.	69,100	1,530,326
Sumitomo Metal Mining Co. Ltd.	186,800	4,108,721
Sumitomo Mitsui Financial Group Inc.	3,041,800	76,734,283
Sumitomo Mitsui Trust Group Inc.	558,600	14,643,565
Sumitomo Osaka Cement Co. Ltd.	26,300	684,542
Sumitomo Pharma Co. Ltd.(a)	215,700	1,855,782
Sumitomo Realty & Development Co. Ltd.	237,700	8,682,983
Sumitomo Rubber Industries Ltd.	172,300	1,969,298
Sumitomo Warehouse Co. Ltd. (The)	36,000	746,683
Sun Corp.	12,800	491,129
Sundrug Co. Ltd.	88,800	2,631,947
Suntory Beverage & Food Ltd.	125,500	3,789,563
Suruga Bank Ltd.	205,100	1,888,500
Suzuken Co. Ltd.	51,300	1,938,995
Suzuki Motor Corp.	1,300,900	14,293,733
SWCC Corp.	26,600	1,592,409
Synspective Inc., NVS(a)	41,200	272,270
Sysmex Corp.	394,400	6,407,364
Systena Corp.	278,200	736,945
T Hasegawa Co. Ltd.	24,300	501,375
T&D Holdings Inc.	376,500	9,193,647
Tadano Ltd.	129,000	928,133
Taiheiyo Cement Corp.	127,000	3,103,479
Taikisha Ltd.	35,800	641,407
Taisei Corp.	144,500	8,640,215
Taiyo Holdings Co. Ltd.	34,200	1,485,209
Taiyo Yuden Co. Ltd.	111,500	2,083,173
Security	Shares	Value
Japan (continued)
Takara Bio Inc.	43,500	$254,236
Takara Holdings Inc.	153,500	1,292,192
Takasago Thermal Engineering Co. Ltd.	39,600	1,921,413
Takashimaya Co. Ltd.	338,000	2,612,135
Takeda Pharmaceutical Co. Ltd.	1,270,354	34,896,348
Takeuchi Manufacturing Co. Ltd.	32,400	1,158,173
Takuma Co. Ltd.	116,700	1,688,036
TDK Corp.	1,647,500	20,071,377
TechnoPro Holdings Inc.	81,600	2,584,287
Teijin Ltd.	116,700	991,916
Terumo Corp.	1,139,200	19,317,719
THK Co. Ltd.	124,400	3,496,756
TIS Inc.	169,000	5,391,424
TKC Corp.	23,300	699,887
Toagosei Co. Ltd.	153,600	1,505,684
Tobu Railway Co. Ltd.	145,300	2,473,269
Tocalo Co. Ltd.	126,300	1,690,047
Toda Corp.	152,000	969,328
Toei Animation Co. Ltd.	47,900	1,047,943
Toei Co. Ltd.	25,900	894,557
Toho Co. Ltd./Tokyo	110,100	6,946,561
Toho Gas Co. Ltd.	57,300	1,600,056
Toho Holdings Co. Ltd.	47,500	1,603,006
Tohoku Electric Power Co. Inc.	351,200	2,463,911
Tokai Carbon Co. Ltd.	158,500	1,082,336
TOKAI Holdings Corp.	105,900	749,851
Tokai Rika Co. Ltd.	42,300	677,259
Tokai Tokyo Financial Holdings Inc.	186,800	673,407
Tokio Marine Holdings Inc.	1,489,400	59,803,716
Tokuyama Corp.	48,000	1,027,904
Tokyo Century Corp.	61,600	704,996
Tokyo Electric Power Co. Holdings Inc.(a)	1,211,200	4,586,261
Tokyo Electron Ltd.	364,200	57,900,036
Tokyo Gas Co. Ltd.	299,700	10,036,533
Tokyo Kiraboshi Financial Group Inc.	32,700	1,409,880
Tokyo Metro Co. Ltd.	217,300	2,341,481
Tokyo Ohka Kogyo Co. Ltd.	105,300	2,884,125
Tokyo Seimitsu Co. Ltd.	32,300	2,009,373
Tokyo Steel Manufacturing Co. Ltd.	92,500	962,447
Tokyo Tatemono Co. Ltd.	148,400	2,483,454
Tokyu Construction Co. Ltd.	113,700	781,132
Tokyu Corp.	383,900	4,321,453
Tokyu Fudosan Holdings Corp.	375,100	2,645,076
Tokyu REIT Inc.	610	793,184
Tomy Co. Ltd.	72,000	1,521,562
Topcon Corp.	106,800	2,325,289
Toppan Holdings Inc.	181,200	4,883,018
Toray Industries Inc.	1,152,900	7,885,669
Toridoll Holdings Corp.	40,200	1,182,548
Toshiba TEC Corp.	28,400	567,763
Tosoh Corp.	169,800	2,556,242
Totetsu Kogyo Co. Ltd.	20,500	567,300
TOTO Ltd.	138,900	3,535,866
Towa Corp.	52,200	648,237
Towa Pharmaceutical Co. Ltd.	23,400	507,666
Toyo Seikan Group Holdings Ltd.	136,300	2,822,881
Toyo Suisan Kaisha Ltd.	67,400	4,306,092
Toyo Tire Corp.	134,000	2,838,261
Toyobo Co. Ltd.	30,300	196,203
Toyoda Gosei Co. Ltd.	39,700	837,830
Toyota Boshoku Corp.	54,100	768,788
Toyota Industries Corp.	137,000	14,649,763
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toyota Motor Corp.	7,720,700	$137,332,737
Toyota Tsusho Corp.	533,200	12,220,057
Transcosmos Inc.	15,800	376,333
TRE Holdings Corp.	50,500	452,832
Trend Micro Inc./Japan	116,100	7,079,594
Tri Chemical Laboratories Inc.	33,500	760,974
Trusco Nakayama Corp.	43,400	632,084
TS Tech Co. Ltd.	66,600	799,679
Tsubakimoto Chain Co.	117,300	1,646,402
Tsumura & Co.	48,300	1,191,457
Tsuruha Holdings Inc.	29,600	2,178,696
UACJ Corp.	32,600	1,282,872
UBE Corp.	134,600	2,060,437
Ulvac Inc.	42,600	1,564,781
Unicharm Corp.	933,000	6,453,698
United Urban Investment Corp.	2,216	2,433,118
Ushio Inc.	67,300	825,499
USS Co. Ltd.	336,600	3,658,467
UT Group Co. Ltd.	21,900	369,717
Valor Holdings Co. Ltd.	23,000	406,200
Visional Inc.(a)	20,300	1,586,759
Wacoal Holdings Corp.	44,900	1,622,724
Wacom Co. Ltd.	214,900	925,313
Welcia Holdings Co. Ltd.	126,700	2,125,984
West Holdings Corp.(b)	30,800	306,948
West Japan Railway Co.	333,700	7,306,102
Yakult Honsha Co. Ltd.	213,000	3,426,645
Yamada Holdings Co. Ltd.	392,800	1,197,145
Yamaguchi Financial Group Inc.	203,800	2,306,768
Yamaha Corp.	366,000	2,637,802
Yamaha Motor Co. Ltd.	752,500	5,442,698
Yamato Holdings Co. Ltd.	183,700	2,656,152
Yamato Kogyo Co. Ltd.	31,700	1,778,800
Yamazaki Baking Co. Ltd.	120,100	2,565,615
Yaoko Co. Ltd.	14,400	931,930
Yaskawa Electric Corp.	192,600	4,028,380
Yokogawa Bridge Holdings Corp.	33,500	593,809
Yokogawa Electric Corp.	166,900	4,448,566
Yokohama Rubber Co. Ltd. (The)	136,600	3,905,654
Yoshinoya Holdings Co. Ltd.	60,200	1,304,749
Zenkoku Hosho Co. Ltd.	67,800	1,446,523
Zensho Holdings Co. Ltd.	79,100	4,162,514
Zeon Corp.	95,700	1,015,712
Zojirushi Corp.	34,000	405,618
ZOZO Inc.	390,500	3,865,703
		4,166,205,005
Netherlands — 3.6%
Aalberts NV	99,617	3,183,984
ABN AMRO Bank NV, CVA(c)	372,321	10,763,217
Adyen NV(a)(c)	20,589	35,313,236
Aegon Ltd.	1,121,959	8,018,111
AerCap Holdings NV	159,026	17,055,538
Akzo Nobel NV	134,804	8,465,878
Allfunds Group PLC	411,004	2,845,876
Arcadis NV	54,819	2,735,889
ASM International NV	37,678	18,238,298
ASML Holding NV	321,660	222,933,833
ASR Nederland NV	129,206	8,582,368
Basic-Fit NV(a)(b)(c)	48,123	1,358,538
BE Semiconductor Industries NV	65,800	8,890,349
Coca-Cola Europacific Partners PLC	185,530	17,981,568
Corbion NV	50,055	949,934
Security	Shares	Value
Netherlands (continued)
CVC Capital Partners PLC(c)	153,073	$2,935,300
DSM-Firmenich AG	150,196	14,430,750
Eurocommercial Properties NV	54,260	1,656,179
EXOR NV	78,022	7,519,480
Flow Traders Ltd.	44,205	1,324,022
Fugro NV	106,391	1,525,104
Heineken Holding NV	112,475	7,591,060
Heineken NV	231,585	18,177,490
IMCD NV	47,911	5,251,558
ING Groep NV	2,567,307	59,832,186
InPost SA(a)	164,820	2,367,259
JDE Peet's NV	136,019	4,033,653
Just Eat Takeaway.com NV(a)(c)	159,455	3,642,335
Koninklijke Ahold Delhaize NV	749,188	29,590,228
Koninklijke BAM Groep NV	248,712	2,171,315
Koninklijke Heijmans NV	22,486	1,433,184
Koninklijke KPN NV	3,189,234	14,247,897
Koninklijke Philips NV	672,542	17,563,657
Koninklijke Vopak NV	70,383	3,362,264
NN Group NV	211,320	14,229,358
OCI NV	97,918	815,599
Pharming Group NV(a)(b)	1,053,555	1,157,886
PostNL NV(b)	544,918	594,185
Prosus NV	1,087,510	62,124,812
Randstad NV	81,359	3,866,947
SBM Offshore NV	150,309	3,919,944
Signify NV(c)	135,779	3,248,183
TKH Group NV	40,217	1,654,255
Universal Music Group NV	883,280	25,409,220
Van Lanschot Kempen NV	21,318	1,388,556
Wolters Kluwer NV	195,174	30,400,091
		714,780,574
New Zealand — 0.2%
Auckland International Airport Ltd.	1,151,336	5,107,237
Contact Energy Ltd.	734,433	3,936,089
EBOS Group Ltd.	142,110	3,424,025
Fisher & Paykel Healthcare Corp. Ltd.	475,105	10,299,742
Fletcher Building Ltd.(a)	891,395	1,590,173
Goodman Property Trust	1,457,657	1,725,998
Infratil Ltd.	706,061	4,821,057
Mercury NZ Ltd.	567,555	2,068,054
Meridian Energy Ltd.	1,186,302	3,983,447
Ryman Healthcare Ltd.(a)	868,256	1,276,266
Spark New Zealand Ltd.	1,652,459	2,365,516
		40,597,604
Norway — 0.7%
Aker ASA, Class A	27,148	1,872,240
Aker BP ASA	281,888	6,781,270
Atea ASA	96,727	1,336,011
Austevoll Seafood ASA	143,361	1,319,222
Bakkafrost P/F	46,529	1,858,563
BlueNord ASA	13,357	637,721
BW LPG Ltd.(b)(c)	106,930	1,421,496
DNB Bank ASA	748,759	18,943,403
DNO ASA	946,932	1,293,129
Entra ASA(a)(c)	64,383	790,877
Equinor ASA	675,197	17,344,169
Frontline PLC(b)	159,304	2,933,468
Gjensidige Forsikring ASA	169,060	4,446,890
Golden Ocean Group Ltd.(a)(b)	187,383	1,551,451
Hoegh Autoliners ASA	130,477	1,311,178

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Kongsberg Gruppen ASA	379,095	$11,328,545
Leroy Seafood Group ASA	325,800	1,482,086
Mowi ASA	397,346	7,401,556
NORBIT ASA	37,517	745,550
Nordic Semiconductor ASA(a)	150,812	2,050,299
Norsk Hydro ASA	1,182,546	7,008,939
Orkla ASA	631,068	6,636,328
Protector Forsikring ASA	47,993	2,343,188
Salmar ASA	58,328	2,369,520
Scatec ASA(a)(c)	167,037	1,657,303
SpareBank 1 SMN	156,668	2,911,097
SpareBank 1 Sor-Norge ASA	223,040	3,906,421
Storebrand ASA	372,654	5,291,791
Subsea 7 SA	215,223	4,170,799
Telenor ASA	526,472	8,076,553
TGS ASA	183,688	1,349,526
TOMRA Systems ASA	227,892	3,165,439
Vend Marketplaces ASA, Class A	37,665	1,486,713
Vend Marketplaces ASA, Class B	104,497	3,926,342
Yara International ASA	143,874	5,318,610
		146,467,693
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	6,820,251	5,600,411
EDP Renovaveis SA	253,659	2,978,136
EDP SA	2,471,047	10,680,755
Galp Energia SGPS SA	363,231	6,935,981
Jeronimo Martins SGPS SA	209,357	5,103,634
Navigator Co. SA (The)	296,767	1,048,140
NOS SGPS SA	223,891	922,906
REN - Redes Energeticas Nacionais SGPS SA	626,115	2,124,725
Sonae SGPS SA	1,337,565	1,929,406
		37,324,094
Singapore — 1.6%
Bitdeer Technologies Group, Class A(a)(b)	82,039	1,057,483
CapitaLand Ascendas REIT	2,791,312	5,976,553
CapitaLand Ascott Trust	2,952,668	2,032,422
CapitaLand China Trust(b)	891,580	520,643
CapitaLand Integrated Commercial Trust	5,345,775	9,026,130
CapitaLand Investment Ltd./Singapore	2,157,500	4,595,048
CDL Hospitality Trusts(b)	715,290	439,225
City Developments Ltd.(b)	589,500	2,790,794
ComfortDelGro Corp. Ltd.	2,651,200	3,116,820
DBS Group Holdings Ltd.	1,727,040	63,390,087
ESR-REIT	456,595	966,943
Frasers Centrepoint Trust	1,414,599	2,412,317
Frasers Logistics & Commercial Trust(b)	2,678,887	1,809,216
Genting Singapore Ltd.	5,879,000	3,316,247
Golden Agri-Resources Ltd.(b)	4,873,200	953,948
Grab Holdings Ltd., Class A(a)	1,956,974	9,569,603
Hafnia Ltd.(b)	362,959	1,994,672
Keppel DC REIT	1,496,912	2,724,112
Keppel Infrastructure Trust(b)	6,276,925	2,122,460
Keppel Ltd.	1,259,100	8,180,167
Keppel REIT	1,925,140	1,405,082
Mapletree Industrial Trust(b)	1,753,840	2,734,059
Mapletree Logistics Trust(b)	3,405,134	3,028,067
Mapletree Pan Asia Commercial Trust(b)	2,001,200	1,982,997
NetLink NBN Trust(b)	3,269,400	2,253,630
Oversea-Chinese Banking Corp. Ltd.	2,705,300	35,058,411
Parkway Life REIT	471,100	1,459,310
SATS Ltd.	1,078,163	2,630,766
Security	Shares	Value
Singapore (continued)
Sea Ltd., ADR(a)	314,013	$49,190,136
Seatrium Ltd.	2,127,759	3,697,961
Sembcorp Industries Ltd.	709,900	4,221,128
Singapore Airlines Ltd.(b)	1,209,600	6,317,938
Singapore Exchange Ltd.	641,400	7,864,592
Singapore Post Ltd.	1,666,900	626,271
Singapore Technologies Engineering Ltd.	1,351,900	9,094,610
Singapore Telecommunications Ltd.	6,325,900	18,852,113
Starhill Global REIT	1,300,300	539,406
Suntec REIT(b)	1,263,800	1,124,849
United Overseas Bank Ltd.	1,007,300	27,985,551
UOL Group Ltd.	311,000	1,644,006
Venture Corp. Ltd.	256,200	2,541,308
Wilmar International Ltd.	1,641,400	3,715,073
Yangzijiang Financial Holding Ltd.	2,209,900	1,634,000
Yangzijiang Shipbuilding Holdings Ltd.	2,405,100	4,717,430
		321,313,584
Spain — 2.8%
Acciona SA	19,223	3,686,872
Acerinox SA	169,142	1,951,813
ACS Actividades de Construccion y Servicios SA	163,987	11,317,521
Aena SME SA(c)	598,560	16,118,089
Almirall SA	88,467	1,064,889
Amadeus IT Group SA	358,936	28,820,318
Banco Bilbao Vizcaya Argentaria SA	4,690,578	78,230,660
Banco de Sabadell SA	4,705,727	17,368,370
Banco Santander SA	12,396,562	106,496,160
Bankinter SA	623,825	8,904,617
CaixaBank SA	3,199,954	30,106,144
Cellnex Telecom SA(c)	425,210	15,005,456
CIE Automotive SA	33,530	1,006,700
Construcciones y Auxiliar de Ferrocarriles SA	12,973	785,597
Enagas SA	195,360	2,926,002
Endesa SA	287,758	8,324,668
Ferrovial SE	407,018	20,864,929
Fluidra SA	115,523	2,881,216
Gestamp Automocion SA(c)	132,928	499,677
Grifols SA(a)	235,546	3,509,666
Iberdrola SA	5,142,306	90,382,801
Indra Sistemas SA	90,577	3,752,061
Industria de Diseno Textil SA	875,050	41,798,534
Inmobiliaria Colonial SOCIMI SA	319,421	2,115,346
International Consolidated Airlines Group SA, Class DI	880,852	4,415,947
Laboratorios Farmaceuticos Rovi SA	23,897	1,475,089
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	610,501	940,570
Logista Integral SA	76,289	2,414,586
Melia Hotels International SA	109,055	968,324
Merlin Properties SOCIMI SA	390,425	5,405,842
Neinor Homes SA(c)	25,944	504,267
Pharma Mar SA	16,673	1,519,777
Prosegur Cia. de Seguridad SA	64,555	191,176
Redeia Corp. SA	57,325	1,111,301
Repsol SA	985,783	14,946,197
Sacyr SA	462,577	1,894,141
Solaria Energia y Medio Ambiente SA(a)	70,658	908,528
Tecnicas Reunidas SA(a)	46,927	1,155,664
Telefonica SA	3,207,429	16,552,876
Unicaja Banco SA(c)	830,141	2,181,110
Vidrala SA	16,253	1,749,579
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Viscofan SA	40,639	$2,780,832
		559,033,912
Sweden — 3.2%
AAK AB	178,247	4,585,300
AddLife AB, Class B	106,505	1,875,569
AddTech AB, Class B	235,205	7,907,165
AFRY AB	84,896	1,314,068
Alfa Laval AB	235,065	10,213,011
Alleima AB	173,446	1,225,736
Ambea AB(c)	116,671	1,467,781
Arjo AB, Class B	227,742	793,629
Asmodee Group AB, Class B(a)	127,846	1,610,040
Assa Abloy AB, Class B	849,634	28,114,586
Atlas Copco AB, Class A	2,175,530	33,129,806
Atlas Copco AB, Class B	1,258,838	17,036,046
Avanza Bank Holding AB	132,668	4,887,432
Axfood AB	101,960	3,038,235
Beijer Ref AB, Class B	315,824	5,301,704
Betsson AB, Class B	107,233	1,815,709
Billerud Aktiebolag	192,023	1,630,414
Boliden AB(a)	237,153	7,259,069
BoneSupport Holding AB(a)(c)	65,502	2,212,116
Bravida Holding AB(c)	175,621	1,648,018
Bure Equity AB	69,876	2,062,831
Camurus AB(a)	35,996	2,497,539
Castellum AB	329,441	3,750,211
Catena AB	50,247	2,269,869
Corem Property Group AB, Class B	844,167	376,525
Dios Fastigheter AB	113,578	746,184
Dometic Group AB(c)	325,685	1,645,174
Electrolux AB, Class B(a)	233,241	1,420,578
Electrolux Professional AB, Class B	324,767	2,206,699
Elekta AB, Class B	395,130	1,948,432
Embracer Group AB(a)	120,279	1,244,237
Epiroc AB, Class A	552,255	11,240,130
Epiroc AB, Class B	302,334	5,419,636
EQT AB	303,786	10,153,773
Essity AB, Class B	499,721	12,321,875
Evolution AB(c)	131,285	11,679,251
Fabege AB	248,024	2,078,849
Fastighets AB Balder, Class B(a)	580,761	3,921,352
Getinge AB, Class B	200,948	3,966,365
Granges AB	110,055	1,475,742
H & M Hennes & Mauritz AB, Class B	442,325	5,958,843
Hemnet Group AB	96,331	2,774,185
Hexagon AB, Class B	1,688,810	18,556,777
Hexatronic Group AB(a)	224,919	477,720
Hexpol AB	297,453	2,561,364
HMS Networks AB(a)	27,443	1,153,148
Holmen AB, Class B	80,277	2,983,624
Hufvudstaden AB, Class A	98,336	1,189,927
Husqvarna AB, Class B	359,065	1,944,733
Industrivarden AB, Class A	107,236	3,967,510
Industrivarden AB, Class C	134,639	4,972,172
Indutrade AB	225,696	5,480,891
Instalco AB	262,202	686,569
Investment AB Latour, Class B	122,064	3,116,194
Investor AB, Class B	1,408,916	40,829,707
JM AB	63,717	913,064
Kinnevik AB, Class B	222,299	1,993,128
L E Lundbergforetagen AB, Class B	46,691	2,277,453
Lifco AB, Class B	214,317	7,634,202
Security	Shares	Value
Sweden (continued)
Lindab International AB	100,352	$2,109,256
Loomis AB, Class B	81,864	3,236,845
Medicover AB, Class B	58,921	1,650,585
Mildef Group AB	38,388	675,668
Millicom International Cellular SA	88,500	3,553,275
MIPS AB	31,189	1,321,832
Modern Times Group MTG AB, Class B(a)	97,866	1,006,120
Munters Group AB(c)	137,295	1,932,190
Mycronic AB	164,960	3,579,447
NCAB Group AB(a)	160,305	866,288
NCC AB, Class B	84,834	1,606,356
Nibe Industrier AB, Class B	1,280,504	5,908,771
Nolato AB, Class B	259,962	1,537,788
Nordea Bank Abp	2,549,282	37,198,566
Nordnet AB publ	150,543	4,065,577
Nyfosa AB	151,048	1,309,482
Pandox AB, Class B	94,015	1,678,762
Peab AB, Class B	168,299	1,265,704
Saab AB, Class B	280,348	15,249,242
Sagax AB, Class B	177,416	3,755,120
Samhallsbyggnadsbolaget i Norden AB(b)	1,220,215	611,797
Sandvik AB	859,109	20,961,966
Sectra AB, Class B	133,808	4,961,061
Securitas AB, Class B	401,262	5,955,263
Sinch AB(a)(c)	570,529	1,958,600
Skandinaviska Enskilda Banken AB, Class A	1,274,542	22,294,959
Skanska AB, Class B	276,527	6,450,405
SKF AB, Class B	294,911	6,869,196
SSAB AB, Class B	684,705	3,869,727
Storskogen Group AB, Class B	1,187,651	1,378,421
Svenska Cellulosa AB SCA, Class B	502,726	6,304,761
Svenska Handelsbanken AB, Class A	1,182,970	14,413,751
Sweco AB, Class B	182,066	2,872,006
Swedbank AB, Class A	687,657	18,310,948
Swedish Orphan Biovitrum AB(a)	169,313	4,655,513
Tele2 AB, Class B	491,749	7,600,035
Telefonaktiebolaget LM Ericsson, Class B	2,276,456	16,535,222
Telia Co. AB	1,988,282	7,022,036
Thule Group AB(c)	95,243	2,693,639
Trelleborg AB, Class B	191,769	6,967,885
Troax Group AB	40,753	569,377
Truecaller AB, Class B	236,484	1,181,304
Vitec Software Group AB, Class B	43,474	1,685,379
Vitrolife AB	63,836	938,066
Volvo AB, Class B	1,269,448	36,458,275
Wallenstam AB, Class B	339,122	1,536,979
Wihlborgs Fastigheter AB	315,026	3,095,780
		630,621,122
Switzerland — 7.8%
ABB Ltd., Registered	1,289,737	84,217,362
Accelleron Industries AG	92,340	8,410,497
Adecco Group AG, Registered	126,089	3,970,308
Alcon AG	406,793	35,662,717
Allreal Holding AG, Registered	14,412	3,259,770
ALSO Holding AG, Registered	7,358	2,222,331
Amrize Ltd.(a)	429,890	21,731,343
ams-OSRAM AG(a)	91,823	1,210,302
Aryzta AG(a)	22,075	2,071,804
Avolta AG, Registered	89,770	4,666,563
Bachem Holding AG(b)	33,548	2,826,303
Baloise Holding AG, Registered	37,807	9,061,011
Banque Cantonale Vaudoise, Registered	28,754	3,327,535

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Barry Callebaut AG, Registered(b)	3,115	$3,793,442
Belimo Holding AG, Registered	8,388	9,761,349
BKW AG	18,293	4,084,325
Bossard Holding AG, Class A, Registered	4,845	1,026,828
Bucher Industries AG, Registered	5,363	2,532,670
Burckhardt Compression Holding AG	3,617	3,221,272
Bystronic AG, Registered	926	458,867
Cembra Money Bank AG	32,219	3,615,945
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	777	11,430,113
Chocoladefabriken Lindt & Spruengli AG, Registered	87	12,721,336
Cie Financiere Richemont SA, Class A, Registered	438,737	71,635,301
Clariant AG, Registered	211,650	2,172,154
Comet Holding AG, Registered	8,584	2,161,283
Daetwyler Holding AG, Bearer(b)	5,399	961,530
DKSH Holding AG	30,616	2,117,104
dormakaba Holding AG	3,328	3,212,600
EFG International AG	49,706	985,206
Emmi AG, Registered	2,009	1,828,698
EMS-Chemie Holding AG, Registered	6,046	4,756,938
Flughafen Zurich AG, Registered	19,856	5,596,147
Forbo Holding AG, Registered	1,026	973,176
Galderma Group AG	97,521	15,029,752
Galenica AG(c)	36,558	3,879,887
Geberit AG, Registered	28,108	21,533,493
Georg Fischer AG	74,732	5,846,184
Givaudan SA, Registered	7,395	30,913,665
Helvetia Holding AG, Registered	30,022	7,219,734
Holcim AG	429,970	34,290,073
Huber + Suhner AG, Registered	18,365	2,452,203
Inficon Holding AG	18,688	2,248,653
Interroll Holding AG, Registered	547	1,540,335
Intershop Holding AG	8,358	1,547,166
Julius Baer Group Ltd.	177,176	11,988,484
Kardex Holding AG, Registered	8,356	3,217,620
Kuehne + Nagel International AG, Registered	38,839	7,918,452
Landis+Gyr Group AG	22,814	1,862,862
Logitech International SA, Registered	133,746	12,401,845
Lonza Group AG, Registered	58,912	41,059,831
Medmix AG(c)	25,263	369,241
Mobilezone Holding AG, Registered	51,332	716,045
Mobimo Holding AG, Registered	8,543	3,345,894
Nestle SA, Registered	2,136,668	186,695,776
Novartis AG, Registered	1,561,625	177,848,856
OC Oerlikon Corp. AG Pfaffikon, Registered	165,345	807,804
Partners Group Holding AG	18,654	25,076,507
PSP Swiss Property AG, Registered	39,109	6,635,402
Roche Holding AG, Bearer	27,668	9,195,046
Roche Holding AG, NVS	572,625	178,700,818
Sandoz Group AG	342,647	19,595,602
Schindler Holding AG, Participation Certificates, NVS	32,216	11,650,462
Schindler Holding AG, Registered	19,854	6,963,379
Schweiter Technologies AG	562	259,407
SFS Group AG	19,794	2,557,898
SGS SA	126,669	12,871,263
Siegfried Holding AG	30,164	3,372,522
SIG Group AG	239,147	3,869,105
Sika AG, Registered	122,992	29,023,593
Softwareone Holding AG	131,247	1,071,162
Sonova Holding AG, Registered	43,556	11,856,290
Security	Shares	Value
Switzerland (continued)
Stadler Rail AG(b)	41,113	$1,086,480
Straumann Holding AG	94,010	11,454,165
Sulzer AG, Registered	21,111	4,061,986
Sunrise Communications AG, Class A	50,334	2,681,692
Swatch Group AG (The), Bearer	21,258	3,759,630
Swiss Life Holding AG, Registered	24,306	25,176,095
Swiss Prime Site AG, Registered	68,047	9,411,492
Swiss Re AG	243,687	43,620,304
Swisscom AG, Registered	21,780	15,133,492
Swissquote Group Holding SA, Registered	10,492	6,971,362
Tecan Group AG, Registered	10,929	2,163,850
Temenos AG, Registered	52,141	4,663,733
UBS Group AG, Registered	2,672,591	99,324,192
Valiant Holding AG, Registered	15,244	2,399,371
VAT Group AG(c)	22,845	8,000,059
Vontobel Holding AG, Registered	24,274	1,769,913
Ypsomed Holding AG, Registered(b)	4,097	1,960,239
Zurich Insurance Group AG	118,487	80,820,716
		1,553,575,212
United Kingdom — 13.0%
3i Group PLC	783,208	42,796,143
4imprint Group PLC	26,118	1,237,122
Aberdeen Group PLC	1,616,518	4,265,563
Admiral Group PLC	204,241	9,206,465
Airtel Africa PLC(c)	1,060,801	2,855,643
AJ Bell PLC	400,090	2,833,662
Anglo American PLC, NVS	903,369	25,419,080
Antofagasta PLC	324,180	7,994,799
AO World PLC(a)	412,620	507,327
Ashmore Group PLC	748,418	1,727,720
Ashtead Group PLC	350,885	23,443,088
ASOS PLC(a)(b)	96,144	393,615
Associated British Foods PLC	269,399	7,800,579
Assura PLC	2,629,129	1,731,302
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	479,509	441,059
AstraZeneca PLC	1,263,594	184,347,793
Auto Trader Group PLC(c)	716,508	7,910,098
Aviva PLC	2,478,163	21,173,433
B&M European Value Retail SA	784,976	2,320,287
Babcock International Group PLC	202,846	2,781,085
BAE Systems PLC	2,448,053	58,412,053
Bakkavor Group PLC(c)	163,900	508,668
Balfour Beatty PLC	483,670	3,456,545
Baltic Classifieds Group PLC	372,410	1,760,727
Barclays PLC	11,896,676	58,151,168
Barratt Redrow PLC	1,161,275	5,718,640
Beazley PLC	476,226	5,611,238
Bellway PLC	99,157	3,245,208
Berkeley Group Holdings PLC	85,258	4,100,210
Big Yellow Group PLC	149,935	1,848,642
Bodycote PLC	172,195	1,447,460
boohoo Group PLC(a)(b)	1,383,515	318,288
BP PLC	13,106,356	70,253,736
Breedon Group PLC	284,134	1,360,626
British American Tobacco PLC	1,608,477	86,177,897
British Land Co. PLC (The)	654,002	3,005,749
BT Group PLC	5,146,401	14,055,009
Bunzl PLC	261,153	7,750,357
Burberry Group PLC(a)	289,159	4,904,970
Carnival PLC(a)	133,393	3,629,750
Centrica PLC	4,561,407	9,915,370
Chemring Group PLC	195,652	1,416,930
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Clarkson PLC	20,278	$923,344
Coats Group PLC	1,556,879	1,521,508
Coca-Cola HBC AG, Class DI	173,069	8,994,775
Compass Group PLC	1,364,874	47,960,938
Computacenter PLC	80,498	2,432,908
ConvaTec Group PLC(c)	1,174,425	3,618,432
Cranswick PLC	52,569	3,681,566
Crest Nicholson Holdings PLC	352,826	849,223
Croda International PLC	121,504	4,181,883
Currys PLC(a)	1,228,770	1,832,113
CVS Group PLC	82,522	1,335,904
DCC PLC	78,523	4,917,976
Deliveroo PLC(a)(c)	1,033,891	2,416,629
Derwent London PLC	93,276	2,377,469
Diageo PLC	1,792,998	43,457,870
Diploma PLC	110,632	7,831,630
Domino's Pizza Group PLC	500,478	1,584,213
Dowlais Group PLC	1,120,058	1,034,884
Dr. Martens PLC	700,760	748,233
Drax Group PLC	339,883	3,174,351
Dunelm Group PLC	136,702	2,192,890
easyJet PLC	272,425	1,766,474
Elementis PLC	750,809	1,718,041
Endeavour Mining PLC	140,926	4,274,969
Energean PLC	195,242	2,360,583
Entain PLC	507,013	6,808,535
Experian PLC	734,118	38,681,212
Fevertree Drinks PLC	91,105	1,142,803
Firstgroup PLC	864,109	2,560,820
Frasers Group PLC(a)	125,322	1,134,666
Future PLC(b)	107,368	1,004,170
Games Workshop Group PLC	26,996	5,784,221
Gamma Communications PLC	86,088	1,236,970
GB Group PLC	242,324	746,575
Genuit Group PLC	269,262	1,383,067
Genus PLC	59,719	1,955,851
Glencore PLC	8,284,460	33,248,201
Grafton Group PLC	192,701	2,259,100
Grainger PLC	567,381	1,533,956
Great Portland Estates PLC	273,318	1,225,450
Greencore Group PLC	591,149	2,006,401
Greggs PLC	84,657	1,760,399
GSK PLC	3,331,782	61,284,737
Haleon PLC	7,315,678	34,315,418
Halma PLC	302,381	12,938,428
Hammerson PLC	377,453	1,474,974
Harbour Energy PLC	525,120	1,381,032
Hays PLC	1,402,025	1,178,539
Helios Towers PLC(a)	787,624	1,234,587
Hikma Pharmaceuticals PLC	118,265	3,056,825
Hill & Smith PLC	80,329	2,162,034
Hiscox Ltd.	290,083	4,938,742
Howden Joinery Group PLC	466,295	5,398,096
HSBC Holdings PLC	14,519,283	176,888,000
Ibstock PLC(c)	658,475	1,306,162
ICG PLC	246,868	7,068,463
IG Group Holdings PLC	313,247	4,664,502
IMI PLC	226,756	6,624,661
Imperial Brands PLC	667,279	26,010,122
Inchcape PLC	311,400	2,881,963
Informa PLC	1,107,625	12,665,734
IntegraFin Holdings PLC	304,695	1,442,579
Security	Shares	Value
United Kingdom (continued)
InterContinental Hotels Group PLC	129,480	$14,895,395
International Workplace Group PLC	702,118	2,048,585
Intertek Group PLC	120,483	7,833,802
Investec PLC	594,575	4,409,040
IP Group PLC(a)	736,112	543,430
ITV PLC	3,108,218	3,371,455
J D Wetherspoon PLC	167,536	1,660,502
J Sainsbury PLC	1,348,349	5,391,498
JD Sports Fashion PLC	2,229,712	2,502,821
JET2 PLC	126,688	2,713,572
John Wood Group PLC(a)(e)	853,913	187,156
Johnson Matthey PLC	139,261	3,244,893
JTC PLC(c)	163,698	2,023,633
Jupiter Fund Management PLC	501,340	852,778
Just Group PLC	827,113	2,304,809
Kainos Group PLC	97,499	951,332
Kingfisher PLC	1,572,702	5,592,219
Lancashire Holdings Ltd.	306,417	2,533,231
Land Securities Group PLC	519,332	3,949,488
Legal & General Group PLC	4,780,782	16,173,696
Lion Finance Group PLC	31,156	3,123,520
Lloyds Banking Group PLC	50,067,754	51,341,858
London Stock Exchange Group PLC	384,123	46,822,661
LondonMetric Property PLC	1,909,018	4,804,363
M&G PLC	1,891,847	6,511,538
Man Group PLC/Jersey	1,202,596	2,611,729
Marks & Spencer Group PLC	1,631,846	7,494,398
Marshalls PLC	222,573	608,458
Melrose Industries PLC	1,120,058	7,562,218
Mitie Group PLC	1,346,957	2,497,631
Mobico Group PLC(a)	727,010	347,843
Mondi PLC	353,724	4,781,724
MONY Group PLC	409,833	1,084,330
Morgan Sindall Group PLC	42,295	2,566,003
National Grid PLC	3,940,708	55,375,102
NatWest Group PLC	6,474,900	44,946,009
Next PLC	100,957	16,387,439
Ninety One PLC	600,819	1,494,107
NMC Health PLC, NVS(a)(e)	12,146	—
Ocado Group PLC(a)	513,157	2,126,815
OSB Group PLC	455,837	3,334,330
Oxford Instruments PLC	58,726	1,408,426
Oxford Nanopore Technologies PLC(a)(b)	558,645	1,497,444
Pagegroup PLC	380,839	1,332,080
Paragon Banking Group PLC	244,982	2,921,528
Pearson PLC	508,969	7,197,306
Penno Group PLC	481,063	3,178,104
Persimmon PLC	269,675	4,066,358
Pets at Home Group PLC	422,858	1,273,746
Phoenix Group Holdings PLC	507,266	4,436,077
Playtech PLC	247,700	1,301,957
Plus500 Ltd.	80,577	3,576,135
Premier Foods PLC	664,138	1,691,037
Primary Health Properties PLC	1,472,969	1,865,588
Prudential PLC	2,216,604	28,120,230
QinetiQ Group PLC	505,949	3,317,049
Quilter PLC(c)	1,392,707	3,112,059
Rathbones Group PLC	54,294	1,368,757
Reckitt Benckiser Group PLC	557,665	41,794,627
RELX PLC	1,495,747	77,720,622
Renishaw PLC	41,950	1,648,187
Rentokil Initial PLC	2,004,488	9,999,277

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
RHI Magnesita NV	32,216	$1,014,307
Rightmove PLC	649,641	7,010,593
Rio Tinto PLC	908,136	54,088,020
Rolls-Royce Holdings PLC	6,942,044	98,528,227
Rotork PLC	626,555	2,687,425
RS Group PLC	396,635	2,918,819
RWS Holdings PLC	343,375	406,770
Safestore Holdings PLC	199,228	1,766,635
Sage Group PLC (The)	805,153	12,928,057
Savills PLC	138,057	1,784,961
Schroders PLC	589,690	3,031,094
Segro PLC	969,991	8,266,973
Serco Group PLC	1,022,055	2,816,234
Severn Trent PLC	208,834	7,323,247
Shaftesbury Capital PLC	1,507,419	3,141,282
Shell PLC	4,919,595	176,776,311
Sirius Real Estate Ltd.	1,508,025	2,073,227
Smith & Nephew PLC	701,618	10,722,790
Smiths Group PLC	288,477	8,935,913
Softcat PLC	126,495	2,720,641
Spectris PLC	87,669	4,603,474
Spirax Group PLC	65,511	5,474,666
Spirent Communications PLC	684,957	1,761,181
SSE PLC	866,102	21,230,090
SSP Group PLC	776,489	1,745,017
St. James's Place PLC	427,555	7,358,594
Standard Chartered PLC	1,711,185	30,676,343
Tate & Lyle PLC	310,270	2,190,737
Taylor Wimpey PLC	3,019,140	4,062,206
TBC Bank Group PLC	39,868	2,548,317
Telecom Plus PLC	74,651	1,818,727
Tesco PLC	5,656,823	31,782,411
TP ICAP Group PLC	863,334	3,485,097
Trainline PLC(a)(c)	399,381	1,434,133
Travis Perkins PLC	174,174	1,247,871
Tritax Big Box REIT PLC	1,403,711	2,611,072
Trustpilot Group PLC(a)(c)	284,237	937,383
TUI AG(a)	372,165	3,357,691
Unilever PLC	2,033,358	117,976,341
UNITE Group PLC (The)	250,586	2,470,626
United Utilities Group PLC	532,493	7,948,976
Vesuvius PLC	241,766	1,137,943
Victrex PLC	97,935	886,610
Vistry Group PLC(a)	304,640	2,334,770
Vodafone Group PLC	17,211,654	18,660,819
Volution Group PLC	112,895	998,935
Watches of Switzerland Group PLC(a)(c)	225,450	1,036,867
Weir Group PLC (The)	203,612	7,153,070
WH Smith PLC	131,645	1,776,990
Whitbread PLC	142,911	5,740,846
Wise PLC, Class A(a)	543,118	7,255,502
Workspace Group PLC	135,102	709,229
WPP PLC	844,666	4,573,349
Yellow Cake PLC(a)(c)	240,530	1,550,945
YouGov PLC	125,433	517,197
		2,600,639,461
United States — 0.4%
Spotify Technology SA(a)	126,507	79,261,696
Total Common Stocks — 99.3% (Cost: $15,796,936,853)		19,809,678,688
Security	Shares	Value
Preferred Stocks
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	46,811	$4,092,470
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	78,154	3,962,913
FUCHS SE, Preference Shares, NVS	72,394	3,312,769
Henkel AG & Co. KGaA, Preference Shares, NVS	134,122	10,335,320
Jungheinrich AG, Preference Shares, NVS	43,640	1,673,074
Porsche Automobil Holding SE, Preference Shares, NVS	112,163	4,501,559
Sartorius AG, Preference Shares, NVS	21,374	4,551,630
Volkswagen AG, Preference Shares, NVS	168,010	17,568,084
		49,997,819
Total Preferred Stocks — 0.2% (Cost: $61,242,660)		49,997,819
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	11,415	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $15,858,179,513)		19,859,676,507
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	138,388,006	138,443,361
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	740,000	740,000
Total Short-Term Securities — 0.7% (Cost: $139,183,361)		139,183,361
Total Investments — 100.2% (Cost: $15,997,362,874)		19,998,859,868
Liabilities in Excess of Other Assets — (0.2)%		(41,743,768)
Net Assets — 100.0%		$19,957,116,100

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$82,446,525	$55,997,385 (a)	$—	$38,258	$(38,807)	$138,443,361	138,388,006	$1,237,477 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,250,000	—	(510,000)(a)	—	—	740,000	740,000	246,007	—
				$38,258	$(38,807)	$139,183,361		$1,483,484	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	77	09/11/25	$15,088	$539,681
SPI 200 Index	76	09/18/25	10,647	186,124
Euro STOXX 50 Index	374	09/19/25	22,859	112,192
FTSE 100 Index	115	09/19/25	13,885	329,548
				$1,167,545
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,167,545	$—	$—	$—	$1,167,545

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,623,855	$—	$—	$—	$5,623,855
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$520,480	$—	$—	$—	$520,480

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI International Developed Markets ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$83,697,373
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,690,172,815	$17,119,318,717	$187,156	$19,809,678,688
Preferred Stocks	—	49,997,819	—	49,997,819
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	139,183,361	—	—	139,183,361
	$2,829,356,176	$17,169,316,536	$187,156	$19,998,859,868
Derivative Financial Instruments(a)
Assets
Equity Contracts	$298,316	$869,229	$—	$1,167,545

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 21.1%
Abacus Group	90,496	$69,902
Abacus Storage King	88,984	91,228
Accent Group Ltd.	82,112	78,218
AGL Energy Ltd.	136,035	847,783
Alpha HPA Ltd.(a)	218,737	122,340
ALS Ltd.	110,224	1,281,406
Amotiv Ltd.	28,870	162,488
AMP Ltd.	553,610	566,406
Ampol Ltd.	53,881	942,047
Ansell Ltd.	35,297	675,749
ANZ Group Holdings Ltd.	683,585	13,414,328
APA Group	298,309	1,604,421
ARB Corp. Ltd.	16,912	362,674
Arena REIT	79,175	186,300
Aristocrat Leisure Ltd.	129,712	5,808,098
ASX Ltd.	45,089	2,021,074
Atlas Arteria Ltd.	257,210	849,611
AUB Group Ltd.	28,581	620,816
Aurizon Holdings Ltd.	400,308	830,970
Aussie Broadband Ltd.	43,404	125,144
Austal Ltd.(a)	82,791	347,437
Bank of Queensland Ltd.	153,814	749,356
Bapcor Ltd.	67,775	167,245
Beach Energy Ltd.	388,576	291,265
Bega Cheese Ltd.	50,524	168,228
Bellevue Gold Ltd.(a)	339,837	175,181
Bendigo & Adelaide Bank Ltd.	128,461	1,006,396
BHP Group Ltd.	1,165,557	29,436,391
BlueScope Steel Ltd.	102,664	1,556,416
Boss Energy Ltd. (a)(b)	96,722	106,482
Brambles Ltd.	318,123	4,867,104
Breville Group Ltd.	22,716	475,072
Brickworks Ltd.	18,869	395,998
BWP Trust(a)	131,215	301,885
Capricorn Metals Ltd.(a)	92,357	529,007
CAR Group Ltd.	86,448	2,104,103
Catalyst Metals Ltd.(a)	59,694	193,478
Centuria Capital Group	156,916	185,655
Centuria Industrial REIT	128,525	261,579
Centuria Office REIT	87,640	71,345
Challenger Ltd.	115,318	606,066
Champion Iron Ltd.	85,623	226,238
Charter Hall Group	110,360	1,421,808
Charter Hall Long Wale REIT	160,973	427,094
Charter Hall Retail REIT	112,084	278,579
Charter Hall Social Infrastructure REIT	64,324	122,211
Cleanaway Waste Management Ltd.	504,511	929,773
Cochlear Ltd.	15,134	3,089,651
Codan Ltd.	25,841	345,499
Coles Group Ltd.	307,371	4,092,327
Collins Foods Ltd.	26,839	159,409
Commonwealth Bank of Australia	384,836	43,690,246
Computershare Ltd.	120,398	3,241,042
Corporate Travel Management Ltd.	26,152	261,397
Credit Corp. Group Ltd.	14,188	139,822
Cromwell Property Group	322,300	85,698
CSL Ltd.	111,359	19,263,348
Data#3 Ltd.	27,332	131,504
Deep Yellow Ltd.(a)	205,154	195,468
Deterra Royalties Ltd.	93,586	247,813
Security	Shares	Value
Australia (continued)
Dexus	252,403	$1,139,500
Dexus Industria REIT	34,213	61,620
Dicker Data Ltd.	18,734	104,472
DigiCo Infrastructure REIT	87,171	183,414
Domain Holdings Australia Ltd.	33,147	93,741
Domino's Pizza Enterprises Ltd.	18,434	215,150
Downer EDI Ltd.	151,306	667,202
Dyno Nobel Ltd.	436,421	820,674
Eagers Automotive Ltd.	35,204	440,884
Elders Ltd.	42,783	198,211
Emerald Resources NL(a)	114,666	251,679
Endeavour Group Ltd./Australia	339,359	888,674
Evolution Mining Ltd.	460,609	2,084,587
EVT Ltd.	16,812	182,359
Firefinch Ltd., NVS(c)	298,353	13,422
Flight Centre Travel Group Ltd.	42,629	325,122
Fortescue Ltd.	389,646	4,408,555
G8 Education Ltd.	154,560	89,104
Genesis Minerals Ltd.(a)(b)	244,913	575,242
Gold Road Resources Ltd.	267,638	536,159
Goodman Group	466,910	10,439,392
GPT Group (The)	450,395	1,467,210
GrainCorp Ltd., Class A	49,896	242,132
Growthpoint Properties Australia Ltd.	56,015	87,917
Guzman y Gomez Ltd.(a)(b)	3,242	57,034
Hansen Technologies Ltd.	43,259	166,174
Harvey Norman Holdings Ltd.	125,808	466,476
Healius Ltd.	127,720	62,654
Helia Group Ltd.	66,034	213,785
HMC Capital Ltd.	79,647	181,373
HomeCo Daily Needs REIT	373,458	306,993
HUB24 Ltd.	19,011	1,290,375
IDP Education Ltd.	56,274	127,318
IGO Ltd.	150,624	423,731
Iluka Resources Ltd.	88,290	289,240
Imdex Ltd.	92,061	178,764
Ingenia Communities Group	82,053	275,793
Inghams Group Ltd.	81,980	181,584
Insignia Financial Ltd.(a)	130,559	376,112
Insurance Australia Group Ltd.	543,578	3,051,330
IperionX Ltd.(a)	59,585	224,325
IPH Ltd.	49,897	167,436
IRESS Ltd.	38,635	196,018
James Hardie Industries PLC(a)	132,511	3,478,073
JB Hi-Fi Ltd.	25,554	1,820,007
Judo Capital Holdings Ltd.(a)	178,903	172,540
Karoon Energy Ltd.	172,775	206,638
Kelsian Group Ltd.	35,252	84,162
Lendlease Corp. Ltd.	144,430	485,430
Leo Lithium Ltd.(c)	292,832	37,600
Lifestyle Communities Ltd.	24,157	68,332
Liontown Resources Ltd.(a)(b)	332,503	164,177
Lottery Corp. Ltd. (The)	520,001	1,803,561
Lovisa Holdings Ltd.	15,766	342,466
Lynas Rare Earths Ltd.(a)	199,621	1,341,334
MA Financial Group Ltd.	28,866	150,974
Maas Group Holdings Ltd.	22,425	59,199
MAC Copper Ltd.(a)	14,115	166,311
Macquarie Group Ltd.	83,398	11,549,406
Macquarie Technology Group Ltd.(a)	2,960	131,838
Mader Group Ltd.(b)	11,224	53,161
Magellan Financial Group Ltd.	33,727	229,346

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
McMillan Shakespeare Ltd.	10,573	$120,937
Medibank Pvt Ltd.	634,406	2,073,495
Megaport Ltd.(a)(b)	37,303	356,305
Mesoblast Ltd.(a)	193,215	292,066
Metcash Ltd.	231,726	578,505
Mineral Resources Ltd.(a)(b)	42,189	762,026
Mirvac Group	910,407	1,306,242
Monadelphous Group Ltd.	22,060	275,037
Myer Holdings Ltd.	271,807	104,921
Nanosonics Ltd.(a)(b)	59,974	155,336
National Australia Bank Ltd.	703,179	17,450,543
National Storage REIT	275,002	421,677
Netwealth Group Ltd.	27,245	650,186
Neuren Pharmaceuticals Ltd.(a)	23,245	254,894
New Hope Corp. Ltd.	110,827	295,991
NEXTDC Ltd.(a)	145,844	1,342,945
nib holdings Ltd.	108,829	516,694
Nick Scali Ltd.	17,281	212,274
Nickel Industries Ltd.	385,258	180,990
Nine Entertainment Co. Holdings Ltd.	281,277	305,557
Northern Star Resources Ltd.	314,338	3,123,051
NRW Holdings Ltd.	91,036	187,975
Nufarm Ltd./Australia(a)	74,195	122,521
Nuix Ltd.(a)	44,012	66,219
Objective Corp. Ltd.	6,984	85,502
Ora Banda Mining Ltd.(a)	307,333	127,387
Orica Ltd.	114,369	1,561,830
Origin Energy Ltd.	395,978	2,961,049
Orora Ltd.	293,171	389,101
Paladin Energy Ltd.(a)	87,338	342,047
Pantoro Gold Ltd.(a)	69,072	161,158
Perenti Ltd.	205,730	230,812
Perpetual Ltd.	24,332	326,759
Perseus Mining Ltd.	319,205	666,406
PEXA Group Ltd.(a)	28,384	288,228
Pilbara Minerals Ltd.(a)(b)	729,335	740,062
Pinnacle Investment Management Group Ltd.	37,445	531,352
PolyNovo Ltd.(a)	126,039	102,954
Premier Investments Ltd.	21,119	285,577
Pro Medicus Ltd.(b)	13,410	2,753,805
PWR Holdings Ltd.(b)	18,375	92,082
Qantas Airways Ltd.	175,622	1,217,998
QBE Insurance Group Ltd.	349,302	5,181,621
Qube Holdings Ltd.	384,458	1,072,100
Ramelius Resources Ltd.	427,649	688,036
Ramsay Health Care Ltd.	46,790	1,158,272
REA Group Ltd.	11,976	1,824,315
Redox Ltd./Australia	39,675	57,536
Reece Ltd.	53,655	464,575
Region Group	268,046	401,149
Regis Healthcare Ltd.	31,938	170,634
Regis Resources Ltd.(a)	171,154	446,305
Reliance Worldwide Corp. Ltd.	180,451	496,059
Resolute Mining Ltd.(a)	453,812	178,902
Rio Tinto Ltd.	84,976	6,043,316
Sandfire Resources Ltd.(a)	109,515	736,770
Santos Ltd.	747,491	3,761,290
Scentre Group	1,202,376	2,877,573
SEEK Ltd.	84,579	1,304,688
Service Stream Ltd.	122,771	156,082
SGH Ltd.	46,150	1,509,443
Sigma Healthcare Ltd.(b)	1,084,305	2,002,837
Security	Shares	Value
Australia (continued)
Silex Systems Ltd.(a)	33,393	$89,820
Sims Ltd.	37,255	361,500
SiteMinder Ltd.(a)	51,677	171,371
SmartGroup Corp. Ltd.	30,932	156,524
Sonic Healthcare Ltd.	106,683	1,883,898
South32 Ltd.	1,027,660	1,921,765
Stanmore Resources Ltd.	86,006	116,486
Steadfast Group Ltd.	252,186	959,789
Stockland	557,745	1,977,365
Suncorp Group Ltd.	247,370	3,315,936
Super Retail Group Ltd.	31,394	307,082
Superloop Ltd.(a)	102,464	219,551
Tabcorp Holdings Ltd.	497,382	245,710
Technology One Ltd.	68,723	1,797,692
Telix Pharmaceuticals Ltd.(a)(b)	60,734	813,665
Telstra Group Ltd.	934,454	2,978,180
Temple & Webster Group Ltd.(a)	20,632	321,564
Transurban Group	717,039	6,345,668
Treasury Wine Estates Ltd.	191,751	927,236
Tuas Ltd.(a)	39,086	133,979
Vault Minerals Ltd.(a)	1,495,885	346,296
Ventia Services Group Pty. Ltd.	189,868	632,220
Vicinity Ltd.	904,177	1,423,626
Viva Energy Group Ltd.(d)	262,631	351,459
Vulcan Energy Resources Ltd.(a)	29,472	68,494
Vulcan Steel Ltd.	12,750	49,202
WA1 Resources Ltd.(a)	8,514	85,326
Washington H Soul Pattinson & Co. Ltd.	55,684	1,446,673
Waypoint REIT Ltd.	128,546	207,296
WEB Travel Group Ltd.(a)	99,217	283,284
Wesfarmers Ltd.	260,579	14,253,540
West African Resources Ltd.(a)	241,179	361,093
Westgold Resources Ltd.	206,185	336,656
Westpac Banking Corp.	788,139	17,016,021
Whitehaven Coal Ltd.	191,254	784,390
WiseTech Global Ltd.	46,323	3,508,511
Woodside Energy Group Ltd.	437,982	7,411,696
Woolworths Group Ltd.	281,908	5,691,186
Worley Ltd.	113,521	966,073
Xero Ltd.(a)	37,571	4,326,697
Yancoal Australia Ltd.	87,816	354,667
Zip Co. Ltd.(a)(b)	265,661	538,752
		369,143,049
Canada — 0.0%
Southern Cross Gold Consolidated Ltd., NVS(a)	40,041	139,469
China — 0.0%
CARsgen Therapeutics Holdings Ltd.(a)(d)	73,000	201,192
Mobvista Inc.(a)(d)	126,000	143,422
United Energy Group Ltd.(b)	1,886,000	136,637
		481,251
Hong Kong — 5.8%
AIA Group Ltd.	2,457,200	22,911,340
ASMPT Ltd.	74,800	632,787
Bank of East Asia Ltd. (The)	221,400	342,394
BOC Hong Kong Holdings Ltd.	849,000	3,812,226
Brightoil Petroleum Holdings Ltd.(c)	763,800	1
Cafe de Coral Holdings Ltd.	92,000	84,761
CITIC Telecom International Holdings Ltd.	363,000	117,687
CK Asset Holdings Ltd.	447,072	2,048,573
CK Hutchison Holdings Ltd.	610,572	3,974,214
CK Infrastructure Holdings Ltd.	142,500	1,003,626
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
CLP Holdings Ltd.	377,500	$3,276,615
Cowell e Holdings Inc.(a)(b)	65,000	218,686
Crystal International Group Ltd.(b)(d)	130,500	93,760
Dah Sing Banking Group Ltd.	97,200	113,633
Dah Sing Financial Holdings Ltd.	48,000	178,068
DFI Retail Group Holdings Ltd.	70,800	244,079
Envision Greenwise Holdings Ltd.(a)	126,000	116,369
First Pacific Co. Ltd.	504,000	396,560
Fortune REIT	311,000	199,881
Futu Holdings Ltd., ADR	13,850	2,128,468
Galaxy Entertainment Group Ltd.	496,000	2,418,825
Guotai Junan International Holdings Ltd.(b)	636,000	518,392
Hang Lung Group Ltd.	168,000	303,515
Hang Lung Properties Ltd.	395,000	406,794
Hang Seng Bank Ltd.	169,500	2,469,055
Health and Happiness H&H International Holdings Ltd.	43,500	63,413
Henderson Land Development Co. Ltd.(b)	342,970	1,200,146
HKBN Ltd.	224,500	142,610
HKT Trust & HKT Ltd., Class SS	863,720	1,359,994
Hong Kong & China Gas Co. Ltd.	2,602,525	2,322,918
Hong Kong Exchanges & Clearing Ltd.	278,800	15,088,320
Hongkong Land Holdings Ltd.	253,500	1,533,675
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	564,000	77,595
Hysan Development Co. Ltd.	131,000	260,671
Jardine Matheson Holdings Ltd.	37,500	2,036,301
Johnson Electric Holdings Ltd.	102,000	300,631
JS Global Lifestyle Co. Ltd.(a)(d)	324,500	72,754
Kerry Logistics Network Ltd.	76,651	80,606
Kerry Properties Ltd.	129,000	344,443
Link REIT	599,800	3,341,938
Luk Fook Holdings International Ltd.	84,000	219,187
Man Wah Holdings Ltd.	322,000	181,642
Melco International Development Ltd.(a)	258,500	178,747
Melco Resorts & Entertainment Ltd., ADR(a)	44,472	384,683
MTR Corp. Ltd.	358,000	1,287,822
New World Development Co. Ltd.(a)	359,000	293,980
NWS Holdings Ltd.	214,000	209,796
OSL Group Ltd.(a)	84,000	175,974
Pacific Basin Shipping Ltd.	1,119,000	323,341
PAX Global Technology Ltd.	138,000	119,717
PCCW Ltd.	966,000	692,088
Power Assets Holdings Ltd.	319,500	2,103,619
Realord Group Holdings Ltd.(a)(b)	108,000	116,117
Sands China Ltd.	569,200	1,377,901
Sino Land Co. Ltd.	818,000	942,908
SITC International Holdings Co. Ltd.	321,000	1,040,694
SJM Holdings Ltd.(a)	564,000	223,092
SmarTone Telecommunications Holdings Ltd.	134,500	78,644
Stella International Holdings Ltd.(b)	115,500	229,529
Sun Hung Kai Properties Ltd.	335,500	3,984,890
SUNeVision Holdings Ltd.(b)	189,000	186,551
Swire Pacific Ltd., Class A	86,000	777,383
Techtronic Industries Co. Ltd.	333,000	3,981,897
Theme International Holdings Ltd.(a)	1,170,000	125,211
Time Interconnect Technology Ltd.	136,000	161,860
United Laboratories International Holdings Ltd. (The)(b)	254,000	476,136
Vitasoy International Holdings Ltd.	194,000	226,486
Viva Goods Co. Ltd.	1,112,000	74,832
Security	Shares	Value
Hong Kong (continued)
Vobile Group Ltd.(a)	389,000	$172,172
VSTECS Holdings Ltd.(b)	152,000	175,912
VTech Holdings Ltd.	37,300	276,391
WH Group Ltd.(d)	1,883,000	1,885,143
Wharf Holdings Ltd. (The)(b)	242,898	691,563
Wharf Real Estate Investment Co. Ltd.	392,000	1,244,527
Wynn Macau Ltd.	338,000	280,138
Xinyi Glass Holdings Ltd.(b)	388,000	399,946
Yue Yuen Industrial Holdings Ltd.	190,500	297,955
		101,834,799
Japan — 66.8%
77 Bank Ltd. (The)	13,000	449,042
ABC-Mart Inc.	21,400	400,466
Acom Co. Ltd.	77,700	224,703
Activia Properties Inc.	445	380,185
Adastria Co. Ltd.	6,800	135,044
ADEKA Corp.	16,300	321,685
Advance Residence Investment Corp.	641	661,100
Advantest Corp.	175,500	11,670,591
Aeon Co. Ltd.	169,905	5,427,246
AEON Financial Service Co. Ltd.	24,300	218,518
Aeon Hokkaido Corp.	10,100	60,024
AEON REIT Investment Corp.	366	312,039
AGC Inc.	45,300	1,363,289
Ai Holdings Corp.	9,800	156,858
Aica Kogyo Co. Ltd.	11,800	290,549
Aichi Corp.	5,000	42,654
Aichi Financial Group Inc., NVS	8,900	159,440
Aichi Steel Corp.	8,800	133,936
Aiful Corp.	65,000	192,064
Ain Holdings Inc.	7,300	280,975
Air Water Inc.	41,500	613,067
Aisan Industry Co. Ltd.	8,700	96,182
Aisin Corp.	116,700	1,612,795
Ajinomoto Co. Inc.	206,800	5,471,189
Alfresa Holdings Corp.	37,400	542,898
Alpen Co. Ltd.	1,700	27,146
Alps Alpine Co. Ltd.	40,524	429,323
ALSOK Co Ltd.	79,300	552,372
Amada Co. Ltd.	70,500	794,953
Amano Corp.	13,300	371,120
ANA Holdings Inc.	37,800	700,909
Anritsu Corp.	26,700	287,791
Anycolor Inc.	7,300	227,489
AOKI Holdings Inc.	7,500	85,248
Aoyama Trading Co. Ltd.	8,900	135,008
Aozora Bank Ltd.	25,600	375,587
Appier Group Inc.	13,200	133,851
Arata Corp.	6,900	147,131
Arclands Corp.	13,223	152,676
Arcs Co. Ltd.	9,200	185,119
ARE Holdings Inc.	14,700	173,276
Argo Graphics Inc.	4,700	164,336
Ariake Japan Co. Ltd.	4,300	190,470
Artience Co. Ltd.	9,300	196,938
As One Corp.	11,700	183,863
Asahi Group Holdings Ltd.	330,500	4,192,749
Asahi Intecc Co. Ltd.	47,600	740,755
Asahi Kasei Corp.	281,900	1,961,391
Asahi Yukizai Corp.	3,400	97,345
Asics Corp.	151,600	3,564,008
ASKUL Corp.	9,500	94,884

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Astellas Pharma Inc.	411,700	$4,268,761
Atom Corp.(a)	25,200	112,681
Autobacs Seven Co. Ltd.	12,300	120,000
Awa Bank Ltd. (The)	6,900	146,270
Axial Retailing Inc.	15,000	113,512
Azbil Corp.	99,300	927,899
AZ-COM MARUWA Holdings Inc.	13,500	104,140
Bandai Namco Holdings Inc.	135,900	4,394,587
Bank of Nagoya Ltd. (The)	2,800	162,955
BayCurrent Inc.	30,600	1,757,053
Belc Co. Ltd.	2,400	114,817
Bell System24 Holdings Inc.	11,300	101,562
Belluna Co. Ltd.	7,600	48,234
Bic Camera Inc.	21,400	223,444
BIPROGY Inc.	14,900	600,844
BML Inc.	5,200	120,762
Bridgestone Corp.	130,900	5,294,927
Brother Industries Ltd.	52,200	888,227
Bunka Shutter Co. Ltd.	13,700	231,886
C Uyemura & Co. Ltd.	2,300	147,312
Calbee Inc.	17,600	323,007
Canon Electronics Inc.	4,100	69,273
Canon Inc.	213,800	6,072,485
Canon Marketing Japan Inc.	12,500	451,603
Capcom Co. Ltd.	79,600	2,026,276
Casio Computer Co. Ltd.	38,900	308,180
Central Automotive Products Ltd.	9,000	114,918
Central Glass Co. Ltd.	5,000	108,003
Central Japan Railway Co.	176,800	4,121,593
Change Holdings Inc.	12,400	94,858
Chiba Bank Ltd. (The)	125,200	1,166,952
Chiyoda Corp.(a)	26,300	62,486
Chubu Electric Power Co. Inc.	149,500	1,828,496
Chudenko Corp.	6,200	150,469
Chugai Pharmaceutical Co. Ltd.	153,200	7,343,938
Chugin Financial Group Inc., NVS	34,100	442,712
Chugoku Electric Power Co. Inc. (The)	64,400	350,645
Chugoku Marine Paints Ltd.	9,000	184,863
Citizen Watch Co. Ltd.	39,700	238,296
CKD Corp.	12,200	217,809
Coca-Cola Bottlers Japan Holdings Inc.	29,325	448,389
Colowide Co. Ltd.	22,400	289,188
Comforia Residential REIT Inc.	138	271,066
COMSYS Holdings Corp.	25,700	589,169
Concordia Financial Group Ltd.	233,500	1,548,392
Cosmo Energy Holdings Co. Ltd.	12,000	532,591
Cosmos Pharmaceutical Corp.	10,000	621,214
Cover Corp.(a)(b)	7,500	105,973
CRE Logistics REIT Inc.	133	131,690
Create Restaurants Holdings Inc.	26,200	266,571
Create SD Holdings Co. Ltd.	7,100	161,904
Credit Saison Co. Ltd.	30,400	802,059
CyberAgent Inc.	100,000	1,001,534
Cybozu Inc.	5,600	147,679
Dai Nippon Printing Co. Ltd.	88,600	1,364,392
Daicel Corp.	52,000	447,308
Dai-Dan Co. Ltd.	7,700	234,162
Daido Steel Co. Ltd.	30,700	236,403
Daiei Kankyo Co. Ltd.	10,400	214,296
Daifuku Co. Ltd.	74,200	1,878,461
Daihen Corp.	4,400	207,760
Dai-ichi Life Holdings Inc.	809,200	6,402,538
Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd.	394,200	$9,670,483
Daiichikosho Co. Ltd.	14,300	153,527
Daikin Industries Ltd.	60,700	7,463,414
Daikokutenbussan Co. Ltd.	1,000	47,499
Daio Paper Corp.	23,600	131,477
Daiseki Co. Ltd.	11,340	264,005
Daishi Hokuetsu Financial Group Inc.	14,000	342,636
Daito Trust Construction Co. Ltd.	13,500	1,382,098
Daiwa House Industry Co. Ltd.	128,500	4,248,327
Daiwa House REIT Investment Corp.	535	894,693
Daiwa Industries Ltd.	5,300	58,914
Daiwa Office Investment Corp.	117	271,823
Daiwa Securities Group Inc.	308,100	2,144,947
Daiwa Securities Living Investments Corp.	445	301,505
Daiwabo Holdings Co. Ltd.	16,600	305,267
DCM Holdings Co. Ltd.	25,300	240,531
DeNA Co. Ltd.	18,200	283,637
Denka Co. Ltd.	17,200	242,526
Denso Corp.	431,400	5,852,984
Dentsu Group Inc.	45,100	889,399
Dentsu Soken Inc.	7,100	311,854
Dexerials Corp.	39,300	568,185
DIC Corp.	15,200	300,026
Digital Arts Inc.	2,800	148,023
Digital Garage Inc.	6,300	165,769
Dip Corp.	8,400	135,967
Disco Corp.	21,200	6,265,161
DMG Mori Co. Ltd.	32,000	739,431
Doshisha Co. Ltd.	4,000	66,723
Doutor Nichires Holdings Co. Ltd.	7,500	124,577
Dowa Holdings Co. Ltd.	11,700	382,089
DTS Corp.	9,000	298,601
Duskin Co. Ltd.	10,100	266,651
DyDo Group Holdings Inc.(b)	2,900	51,215
Eagle Industry Co. Ltd.	5,800	92,749
Earth Corp.	3,900	126,019
East Japan Railway Co.	206,500	4,426,155
Ebara Corp.	106,600	1,946,604
EDION Corp.	15,600	207,431
eGuarantee Inc.	6,900	68,309
Eiken Chemical Co. Ltd.	7,700	121,022
Eisai Co. Ltd.	61,600	1,727,594
Eizo Corp.	8,800	125,208
Elecom Co. Ltd.	10,700	138,394
Electric Power Development Co. Ltd.	35,100	607,427
en Japan Inc.	6,900	80,108
ENEOS Holdings Inc.	625,200	3,281,445
ES-Con Japan Ltd.	8,200	52,776
Exedy Corp.	6,500	204,048
EXEO Group Inc.	39,600	520,149
Ezaki Glico Co. Ltd.	12,500	385,978
FANUC Corp.	217,800	6,062,888
Fast Retailing Co. Ltd.	43,900	13,390,804
FCC Co. Ltd.	10,100	202,728
Ferrotec Corp.	10,300	247,040
Financial Products Group Co. Ltd.	12,600	202,301
Food & Life Companies Ltd.	25,200	1,269,233
FP Corp.	11,400	203,228
Freee KK(a)(b)	10,800	290,287
Frontier Real Estate Investment Corp.	624	355,923
Fuji Co. Ltd./Ehime	6,100	82,075
Fuji Corp./Aichi	17,500	328,405
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fuji Electric Co. Ltd.	30,700	$1,526,348
Fuji Kyuko Co. Ltd.	6,100	85,789
Fuji Media Holdings Inc.	10,600	249,879
Fuji Oil Co. Ltd.	11,700	220,160
Fuji Seal International Inc.	9,000	165,345
FUJIFILM Holdings Corp.	257,900	5,349,420
Fujikura Ltd.	57,800	3,923,604
Fujimi Inc.	13,200	196,834
Fujita Kanko Inc.	1,300	90,456
Fujitec Co. Ltd.	14,100	521,920
Fujitsu Ltd.	402,000	8,757,135
Fukuda Denshi Co. Ltd.	4,300	200,133
Fukuoka Financial Group Inc.	40,232	1,097,007
Fukuoka REIT Corp.	142	169,997
Fukuyama Transporting Co. Ltd.	6,300	149,996
Funai Soken Holdings Inc.	10,200	160,550
Furukawa Electric Co. Ltd.	15,000	906,025
Furuya Metal Co. Ltd.	4,500	76,641
Fuso Chemical Co. Ltd.	5,700	161,507
Future Corp.	11,800	184,427
Fuyo General Lease Co. Ltd.	11,900	321,450
Galilei Co. Ltd.	5,900	129,420
GENDA Inc.(a)	19,800	121,967
Genky DrugStores Co. Ltd.	4,100	121,055
Global One Real Estate Investment Corp.	259	244,884
Glory Ltd.	9,200	236,568
GLP J-REIT	1,066	934,142
GMO Financial Holdings Inc.	9,500	52,581
GMO internet group Inc.	13,200	338,149
GMO Payment Gateway Inc.	10,400	579,621
GNI Group Ltd.(a)(b)	11,600	211,239
Goldcrest Co. Ltd.	3,600	78,776
Goldwin Inc.	4,900	252,305
Gree Inc.	8,800	28,771
GS Yuasa Corp.	18,000	323,033
GungHo Online Entertainment Inc.	10,300	197,181
Gunma Bank Ltd. (The)	66,700	624,574
Gunze Ltd.	7,800	197,632
H.U. Group Holdings Inc.	14,000	300,821
H2O Retailing Corp.	21,600	285,423
Hachijuni Bank Ltd. (The)	82,600	743,123
Hakuhodo DY Holdings Inc.	50,200	395,046
Hakuto Co. Ltd.	3,000	75,535
Halows Co. Ltd.	2,200	72,232
Hamakyorex Co. Ltd.	12,900	124,823
Hamamatsu Photonics KK	64,500	787,228
Hankyu Hanshin Holdings Inc.	52,700	1,373,449
Hankyu Hanshin REIT Inc.	146	154,519
Hanwa Co. Ltd.	9,700	390,759
Happinet Corp.	4,100	154,070
Harmonic Drive Systems Inc.	13,800	261,637
Haseko Corp.	54,400	809,300
Hazama Ando Corp.	34,100	361,606
Heiwa Corp.	13,900	192,578
Heiwa Real Estate Co. Ltd.	11,000	161,051
Heiwa Real Estate REIT Inc.	240	225,018
Heiwado Co. Ltd.	6,100	117,699
Hiday Hidaka Corp.	7,800	175,432
Hikari Tsushin Inc.	4,200	1,129,206
Hino Motors Ltd.(a)	57,900	140,721
Hioki EE Corp	2,000	73,867
Hirogin Holdings Inc.	57,600	502,433
Security	Shares	Value
Japan (continued)
Hirose Electric Co. Ltd.	6,900	$866,399
HIS Co. Ltd.	12,400	116,756
Hisamitsu Pharmaceutical Co. Inc.	12,000	323,040
Hitachi Construction Machinery Co. Ltd.	22,600	654,541
Hitachi Ltd.	1,051,700	32,182,697
Hogy Medical Co. Ltd.	6,200	195,769
Hokkaido Electric Power Co. Inc.	39,400	236,023
Hokkoku Financial Holdings Inc.	5,100	188,701
Hokuetsu Corp.(b)	17,100	115,071
Hokuhoku Financial Group Inc.	22,800	481,591
Hokuriku Electric Power Co.	39,200	203,290
Honda Motor Co. Ltd.	969,900	10,041,281
Horiba Ltd.	8,500	625,117
Hoshino Resorts REIT Inc.	135	234,222
Hoshizaki Corp.	24,900	852,645
Hosiden Corp.	10,600	164,787
House Foods Group Inc.	12,100	223,760
Hoya Corp.	79,300	10,004,701
Hulic Co. Ltd.	103,800	990,013
Hulic REIT Inc.	325	354,362
Hyakugo Bank Ltd. (The)	51,200	253,240
Ibiden Co. Ltd.	26,800	1,133,402
Ichibanya Co. Ltd.	11,900	76,861
Ichigo Inc.	58,400	154,611
Ichigo Office REIT Investment Corp.	250	158,339
Idec Corp./Japan	7,800	117,582
Idemitsu Kosan Co. Ltd.	182,635	1,174,089
IDOM Inc.	14,300	92,368
IHI Corp.	33,700	3,752,722
Iida Group Holdings Co. Ltd.	37,700	528,774
Iino Kaiun Kaisha Ltd.	14,000	95,986
Imperial Hotel Ltd.	12,900	84,144
Inaba Denki Sangyo Co. Ltd.	12,300	322,561
Inabata & Co. Ltd.	12,000	260,358
Industrial & Infrastructure Fund Investment Corp.	554	453,296
Infomart Corp.	44,100	121,012
Infroneer Holdings Inc.	39,100	330,437
Inpex Corp.	201,600	2,870,532
Insource Co. Ltd.	9,500	57,340
Integral Corp.(b)	2,800	63,909
Internet Initiative Japan Inc.	23,500	432,788
Invincible Investment Corp.	1,710	760,555
Ise Chemicals Corp.(b)	600	108,541
Isetan Mitsukoshi Holdings Ltd.	75,400	1,065,589
Isuzu Motors Ltd.	125,100	1,603,283
Ito En Ltd.	11,500	249,766
ITOCHU Corp.	272,100	14,272,351
Itochu Enex Co. Ltd.	11,700	157,083
Itochu-Shokuhin Co. Ltd.	1,300	87,295
Itoham Yonekyu Holdings Inc.	6,980	235,457
Itoki Corp.	10,300	157,636
Iwatani Corp.	40,900	430,202
Iyogin Holdings Inc., NVS	53,500	621,693
Izumi Co. Ltd.	9,100	191,570
J Front Retailing Co. Ltd.	54,400	733,299
JAC Recruitment Co. Ltd.	11,900	83,284
Jaccs Co. Ltd.	5,800	157,255
JAFCO Group Co. Ltd.	12,800	210,336
Japan Airlines Co. Ltd.	34,400	683,097
Japan Airport Terminal Co. Ltd.	13,100	397,842
Japan Aviation Electronics Industry Ltd.	11,200	179,505
Japan Elevator Service Holdings Co. Ltd.	14,500	387,085

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Excellent Inc.	302	$279,397
Japan Exchange Group Inc.	227,800	2,226,148
Japan Hotel REIT Investment Corp.	1,135	623,766
Japan Lifeline Co. Ltd.	13,400	128,033
Japan Logistics Fund Inc.	580	360,023
Japan Material Co. Ltd.	13,600	123,954
Japan Metropolitan Fund Invest	1,598	1,162,262
Japan Petroleum Exploration Co. Ltd.	27,800	201,902
Japan Post Bank Co. Ltd.	413,200	4,611,847
Japan Post Holdings Co. Ltd.	410,100	3,797,799
Japan Post Insurance Co. Ltd.	44,600	1,141,965
Japan Prime Realty Investment Corp.	720	472,995
Japan Pulp & Paper Co. Ltd.	12,800	55,515
Japan Real Estate Investment Corp.	1,493	1,210,980
Japan Securities Finance Co. Ltd.	17,700	214,211
Japan Steel Works Ltd. (The)	13,900	857,318
Japan Tobacco Inc.	275,900	7,879,599
Japan Wool Textile Co. Ltd. (The)	14,100	130,226
JCU Corp.	4,400	103,494
Jeol Ltd.	10,300	294,675
JFE Holdings Inc.	127,400	1,474,408
JGC Holdings Corp.	50,800	454,175
JINS Holdings Inc.	3,400	180,273
JMDC Inc.	6,000	155,038
Joyful Honda Co. Ltd.	13,000	179,420
JTEKT Corp.	39,400	340,489
Juroku Financial Group Inc.	7,400	255,209
Justsystems Corp.	8,700	219,093
JVCKenwood Corp.	30,700	242,773
K&O Energy Group Inc.	3,500	66,947
Kadokawa Corp.	18,700	454,176
Kaga Electronics Co. Ltd.	10,200	195,783
Kagome Co. Ltd.	18,200	347,784
Kajima Corp.	97,200	2,434,923
Kakaku.com Inc.	29,600	503,096
Kaken Pharmaceutical Co. Ltd.	5,600	145,931
Kameda Seika Co. Ltd.	4,300	114,999
Kamigumi Co. Ltd.	18,000	505,862
Kanadevia Corp.	39,200	264,566
Kanamoto Co. Ltd.	7,300	163,725
Kandenko Co. Ltd.	22,600	535,372
Kaneka Corp.	11,500	325,527
Kanematsu Corp.	17,100	321,277
Kansai Electric Power Co. Inc. (The)	214,200	2,571,779
Kansai Paint Co. Ltd.	33,300	471,525
Kao Corp.	106,500	4,792,121
Kasumigaseki Capital Co. Ltd.(b)	1,600	203,026
Katitas Co. Ltd.	12,400	207,926
Kato Sangyo Co. Ltd.	5,600	212,561
Kawasaki Heavy Industries Ltd.	34,900	2,548,853
Kawasaki Kisen Kaisha Ltd.	77,300	1,092,009
KDDI Corp.	702,300	11,525,868
KDX Realty Investment Corp.	931	1,000,511
KeePer Technical Laboratory Co. Ltd.(b)	3,600	77,740
Keihan Holdings Co. Ltd.	18,800	385,631
Keihanshin Building Co. Ltd.	4,300	44,386
Keikyu Corp.	50,800	522,113
Keio Corp.	22,400	523,003
Keisei Electric Railway Co. Ltd.	89,300	749,168
Keiyo Bank Ltd. (The)	22,000	165,308
Kewpie Corp.	22,800	623,077
Keyence Corp.	44,700	16,169,390
Security	Shares	Value
Japan (continued)
KH Neochem Co. Ltd.	9,100	$172,234
Kikkoman Corp.	157,900	1,387,145
Kinden Corp.	27,600	869,033
Kintetsu Group Holdings Co. Ltd.	39,900	765,700
Kirin Holdings Co. Ltd.	179,100	2,360,120
Kissei Pharmaceutical Co. Ltd.	6,900	203,285
Kitz Corp.	12,300	103,169
Kiyo Bank Ltd. (The)	12,900	234,679
Kobayashi Pharmaceutical Co. Ltd.	12,100	425,527
Kobe Bussan Co. Ltd.	35,400	942,677
Kobe Steel Ltd.	80,200	881,165
Koei Tecmo Holdings Co. Ltd.	16,272	213,066
Kohnan Shoji Co. Ltd.	5,300	136,857
Koito Manufacturing Co. Ltd.	44,100	563,899
Kokusai Electric Corp., NVS	41,000	904,924
Kokuyo Co. Ltd.	64,800	381,786
Komatsu Ltd.	207,200	6,675,545
KOMEDA Holdings Co. Ltd.	11,200	223,378
Komeri Co. Ltd.	8,400	173,043
Konami Group Corp.	22,900	3,108,875
Konica Minolta Inc.(a)	109,100	354,694
Konishi Co. Ltd.	12,700	102,233
Konoike Transport Co. Ltd.	7,100	151,947
Kose Corp.	7,900	303,176
Koshidaka Holdings Co. Ltd.	12,400	112,034
Kotobuki Spirits Co. Ltd.	24,600	328,254
Krosaki Harima Corp.	4,800	109,930
K's Holdings Corp.	32,800	328,108
Kubota Corp.	224,200	2,514,234
Kumagai Gumi Co. Ltd.	8,200	243,942
Kumiai Chemical Industry Co. Ltd.	20,500	110,493
Kura Sushi Inc.	4,700	129,097
Kuraray Co. Ltd.	65,400	808,571
Kureha Corp.	7,700	175,600
Kurita Water Industries Ltd.	23,000	886,587
Kusuri no Aoki Holdings Co. Ltd.	11,600	308,769
KYB Corp.	9,600	206,345
Kyocera Corp.	290,800	3,432,710
Kyoei Steel Ltd.	4,800	68,975
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,100	123,025
Kyorin Pharmaceutical Co. Ltd.	10,900	109,531
Kyoritsu Maintenance Co. Ltd.	12,500	300,952
Kyoto Financial Group Inc.	53,200	962,427
Kyowa Kirin Co. Ltd.	53,300	909,810
Kyudenko Corp.	10,800	461,432
Kyushu Electric Power Co. Inc.	98,000	868,779
Kyushu Financial Group Inc.	74,300	379,438
Kyushu Railway Co.	32,200	778,684
LaSalle Logiport REIT	394	375,005
Lasertec Corp.	18,100	1,823,551
Leopalace21 Corp.	34,300	161,626
Life Corp.	9,700	155,029
Lifedrink Co. Inc.	6,100	91,110
Lifenet Insurance Co.(a)(b)	12,900	195,398
Lintec Corp.	11,400	228,578
Lion Corp.	58,600	570,926
Lixil Corp.	65,500	758,825
LY Corp.	655,500	2,395,960
M&A Capital Partners Co. Ltd.	5,300	103,292
M&A Research Institute Holdings Inc., NVS(a)(b)	8,200	73,721
M3 Inc.	99,400	1,222,500
Mabuchi Motor Co. Ltd.	22,200	320,976
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Macnica Holdings Inc.	31,700	$414,013
Maeda Kosen Co. Ltd.	11,400	143,801
Makino Milling Machine Co. Ltd.	5,000	382,392
Makita Corp.	55,000	1,702,696
Mani Inc.	15,300	128,842
Marubeni Corp.	322,500	6,602,779
Maruha Nichiro Corp.	9,500	197,304
Marui Group Co. Ltd.	39,800	810,566
Maruichi Steel Tube Ltd.	12,200	294,940
Maruwa Co. Ltd./Aichi(b)	2,100	632,977
Maruzen Showa Unyu Co. Ltd.	3,200	152,520
Matsuda Sangyo Co. Ltd.	3,600	85,732
Matsui Securities Co. Ltd.	26,400	129,040
MatsukiyoCocokara & Co.	76,490	1,570,698
Matsuyafoods Holdings Co. Ltd.	1,700	70,761
Max Co. Ltd.	5,800	194,314
Maxell Ltd.	10,400	138,210
Maxvalu Tokai Co. Ltd.	2,400	50,419
Mazda Motor Corp.	142,200	852,702
McDonald's Holdings Co. Japan Ltd.(b)	19,600	782,692
MCJ Co. Ltd.	13,500	125,506
Mebuki Financial Group Inc.	197,290	1,069,718
Medipal Holdings Corp.	40,700	673,893
Medley Inc.(a)	5,300	108,425
Megachips Corp.	3,000	108,293
Megmilk Snow Brand Co. Ltd.	12,000	226,779
Meidensha Corp.	8,400	316,357
MEIJI Holdings Co. Ltd.	53,800	1,087,889
Meiko Electronics Co. Ltd.	4,000	196,014
MEITEC Group Holdings Inc.	14,100	294,938
Menicon Co. Ltd.	13,200	102,100
Mercari Inc.(a)	24,400	372,268
Metaplanet Inc.(a)(b)	64,500	477,139
METAWATER Co. Ltd.	5,100	92,711
Micronics Japan Co. Ltd.	6,300	229,528
Milbon Co. Ltd.	6,400	107,930
Minebea Mitsumi Inc.	84,500	1,329,892
Mirai Corp.	455	138,378
Mirai Industry Co. Ltd.	3,200	80,438
Mirait One Corp.	16,500	295,232
MISUMI Group Inc.	64,400	927,362
Mitani Sekisan Co. Ltd.	1,800	102,969
Mitsubishi Chemical Group Corp.	313,500	1,707,563
Mitsubishi Corp.	782,900	15,441,431
Mitsubishi Electric Corp.	434,200	9,766,129
Mitsubishi Estate Co. Ltd.	243,200	4,553,291
Mitsubishi Estate Logistics REIT Investment Corp.	381	303,613
Mitsubishi Gas Chemical Co. Inc.	34,400	594,265
Mitsubishi HC Capital Inc.	195,400	1,444,324
Mitsubishi Heavy Industries Ltd.	733,900	17,522,888
Mitsubishi Logisnext Co. Ltd.	8,400	108,059
Mitsubishi Logistics Corp.	56,100	479,565
Mitsubishi Materials Corp.	29,300	447,518
Mitsubishi Motors Corp.	137,200	360,517
Mitsubishi Pencil Co. Ltd.	6,600	90,484
Mitsubishi Research Institute Inc.	1,600	50,096
Mitsubishi Shokuhin Co. Ltd.	4,200	175,674
Mitsubishi UFJ Financial Group Inc.	2,631,800	36,273,490
Mitsuboshi Belting Ltd.	7,400	176,270
Mitsui & Co. Ltd.	567,700	11,556,464
Mitsui Chemicals Inc.	39,600	883,998
Mitsui DM Sugar Co. Ltd.	3,200	65,567
Security	Shares	Value
Japan (continued)
Mitsui E&S Co. Ltd.	23,100	$481,275
Mitsui Fudosan Co. Ltd.	609,700	5,449,681
Mitsui Fudosan Logistics Park Inc.	696	466,590
Mitsui High-Tec Inc.	24,600	123,596
Mitsui Mining & Smelting Co. Ltd.	13,200	558,303
Mitsui OSK Lines Ltd.	79,300	2,665,454
Mitsui-Soko Holdings Co. Ltd.	13,800	358,581
Mitsuuroko Group Holdings Co. Ltd.	7,600	107,499
Miura Co. Ltd.	18,700	372,866
Mixi Inc.	9,200	210,540
Mizuho Financial Group Inc.	546,720	16,036,204
Mizuho Leasing Co. Ltd.	27,100	208,157
Mizuno Corp.	12,500	227,702
Mochida Pharmaceutical Co. Ltd.	5,000	102,120
Modec Inc.	11,100	472,923
Monex Group Inc.	39,100	203,136
Money Forward Inc.(a)	10,200	403,383
Monogatari Corp. (The)	8,100	210,234
MonotaRO Co. Ltd.	57,500	1,023,898
Mori Hills REIT Investment Corp.	358	323,538
Mori Trust REIT Inc.	554	269,571
Morinaga & Co. Ltd./Japan	14,000	223,481
Morinaga Milk Industry Co. Ltd.	13,400	291,412
Morita Holdings Corp.	7,500	113,954
MOS Food Services Inc.	6,300	159,624
MS&AD Insurance Group Holdings Inc.	296,100	6,326,492
Murata Manufacturing Co. Ltd.	382,000	5,685,718
Musashi Seimitsu Industry Co. Ltd.	11,800	254,046
Musashino Bank Ltd. (The)	5,800	143,020
Nabtesco Corp.	25,400	467,270
Nachi-Fujikoshi Corp.	2,200	47,057
Nagase & Co. Ltd.	17,700	348,826
Nagawa Co. Ltd.	2,500	106,990
Nagoya Railroad Co. Ltd.	39,100	426,399
Nakanishi Inc.	14,500	186,649
Namura Shipbuilding Co. Ltd.	10,900	222,549
Nankai Electric Railway Co. Ltd.	23,500	377,474
Nanto Bank Ltd. (The)	6,600	197,944
NEC Corp.	285,100	8,186,895
Nexon Co. Ltd.	76,500	1,399,800
Nextage Co. Ltd.	12,300	152,677
NGK Insulators Ltd.	52,600	665,928
NH Foods Ltd.	19,100	641,690
NHK Spring Co. Ltd.	38,900	438,000
Nichias Corp.	12,100	462,951
Nichicon Corp.	10,700	91,641
Nichiden Corp.	2,900	54,786
Nichiha Corp.	4,900	102,049
Nichirei Corp.	45,000	541,578
Nidec Corp.	192,400	3,691,440
Nifco Inc./Japan	17,200	419,680
Nihon Kohden Corp.	39,300	432,243
Nihon M&A Center Holdings Inc.	66,900	334,448
Nihon Parkerizing Co. Ltd.	20,600	187,915
Nikkon Holdings Co. Ltd.	20,900	470,745
Nikon Corp.	59,800	580,759
Nintendo Co. Ltd.	253,600	21,195,604
Nippn Corp., New	11,000	158,622
Nippon Accommodations Fund Inc.	554	434,032
Nippon Building Fund Inc.	1,763	1,617,249
Nippon Densetsu Kogyo Co. Ltd.	10,100	191,772
Nippon Electric Glass Co. Ltd.	13,200	353,316

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon Express Holdings Inc.	50,500	$1,109,330
Nippon Gas Co. Ltd.	24,600	447,512
Nippon Kanzai Holdings Co. Ltd.	4,400	80,873
Nippon Kayaku Co. Ltd.	32,700	305,351
Nippon Light Metal Holdings Co. Ltd.	12,910	149,807
Nippon Paint Holdings Co. Ltd.	211,500	1,792,999
Nippon Paper Industries Co. Ltd.	25,700	189,082
Nippon Prologis REIT Inc.	1,614	871,015
Nippon REIT Investment Corp.	373	233,500
Nippon Sanso Holdings Corp.	40,000	1,415,741
Nippon Shinyaku Co. Ltd.	14,000	301,435
Nippon Shokubai Co. Ltd.	25,400	288,772
Nippon Soda Co. Ltd.	10,600	240,315
Nippon Steel Corp.	222,928	4,293,150
Nippon Television Holdings Inc.	13,000	281,164
Nippon Yusen KK	100,000	3,506,977
Nipro Corp.	32,500	299,251
Nishimatsu Construction Co. Ltd.	7,700	256,061
Nishimatsuya Chain Co. Ltd.	8,700	128,168
Nishi-Nippon Financial Holdings Inc.	26,100	412,267
Nishi-Nippon Railroad Co. Ltd.	11,500	163,588
Nishio Holdings Co. Ltd.	5,900	164,676
Nissan Chemical Corp.	28,800	938,844
Nissan Motor Co. Ltd.(a)(b)	506,400	1,073,720
Nissan Shatai Co. Ltd.	18,100	124,880
Nissha Co. Ltd.	9,100	80,803
Nisshin Oillio Group Ltd. (The)	6,500	221,009
Nisshin Seifun Group Inc.	45,600	528,587
Nisshinbo Holdings Inc.	27,600	175,371
Nissin Foods Holdings Co. Ltd.	45,000	853,565
Nissui Corp.	62,700	366,059
Niterra Co. Ltd.	35,500	1,223,816
Nitori Holdings Co. Ltd.	18,000	1,524,361
Nitta Corp.	5,800	158,498
Nittetsu Mining Co. Ltd.	2,400	117,893
Nitto Boseki Co. Ltd.	5,900	258,123
Nitto Denko Corp.	160,600	3,323,440
Nitto Kogyo Corp.	6,000	132,580
Noevir Holdings Co. Ltd.	3,900	118,905
NOF Corp.	45,500	905,673
Nohmi Bosai Ltd.	6,100	158,383
Nojima Corp.	12,600	288,037
NOK Corp.	16,200	245,805
Nomura Co. Ltd.	19,600	119,247
Nomura Holdings Inc.	682,200	4,506,815
Nomura Micro Science Co. Ltd.	7,200	129,865
Nomura Real Estate Holdings Inc.	122,300	677,739
Nomura Real Estate Master Fund Inc.	917	965,771
Nomura Research Institute Ltd.	86,210	3,411,365
Noritake Co. Ltd.	6,200	176,404
Noritsu Koki Co. Ltd.	11,700	122,331
Noritz Corp.	8,300	105,313
North Pacific Bank Ltd.	52,600	226,329
NS Solutions Corp.	13,500	316,634
NS United Kaiun Kaisha Ltd.	3,600	99,907
NSD Co. Ltd.	14,200	339,637
NSK Ltd.	73,900	353,652
NTN Corp.	103,000	175,733
NTT Inc.	6,835,400	6,902,807
NTT UD REIT Investment Corp.	340	292,895
Nxera Pharma Co. Ltd.(a)(b)	16,900	101,825
Obara Group Inc.	1,900	48,636
Security	Shares	Value
Japan (continued)
Obayashi Corp.	149,200	$2,197,008
OBIC Business Consultants Co. Ltd.	7,700	444,097
Obic Co. Ltd.	73,700	2,623,909
Odakyu Electric Railway Co. Ltd.	68,300	736,058
Ogaki Kyoritsu Bank Ltd. (The)	10,800	203,405
Ohsho Food Service Corp.	8,700	215,246
Oiles Corp.	3,800	54,025
Oji Holdings Corp.	172,000	838,303
Okamoto Industries Inc.	1,600	54,186
Okamura Corp.	13,900	219,098
Okasan Securities Group Inc.	35,400	153,150
Oki Electric Industry Co. Ltd.	18,700	194,583
Okinawa Cellular Telephone Co.	5,500	186,737
OKUMA Corp.	11,100	301,989
Okumura Corp.	7,200	212,675
Olympus Corp.	263,700	3,150,436
Omron Corp.	40,600	1,046,455
Ono Pharmaceutical Co. Ltd.	88,400	988,557
Onward Holdings Co. Ltd.	22,900	93,188
Open House Group Co. Ltd.	16,900	747,325
Open Up Group Inc.	12,200	149,501
Optorun Co. Ltd.	6,100	65,750
Oracle Corp./Japan	9,300	1,005,743
Organo Corp.	6,700	412,824
Orient Corp.	11,950	79,050
Oriental Land Co. Ltd./Japan	248,100	5,108,508
ORIX Corp.	266,600	5,988,647
Orix JREIT Inc.	584	763,423
Osaka Gas Co. Ltd.	83,500	2,112,661
Osaka Soda Co. Ltd.	18,100	220,419
Osaka Steel Co. Ltd.	5,400	91,402
OSG Corp.	13,700	177,269
Otsuka Corp.	50,700	960,621
Otsuka Holdings Co. Ltd.	101,700	4,841,906
Pacific Industrial Co. Ltd.	12,200	166,439
PAL GROUP Holdings Co. Ltd.	10,100	330,471
PALTAC Corp.	7,200	206,042
Pan Pacific International Holdings Corp.	87,700	2,934,112
Panasonic Holdings Corp.	535,700	5,067,357
Paramount Bed Holdings Co. Ltd.	9,100	149,309
Park24 Co. Ltd.	30,900	390,217
Pasona Group Inc.	3,700	50,679
Penta-Ocean Construction Co. Ltd.	61,400	397,343
PeptiDream Inc.(a)	20,500	227,170
Persol Holdings Co. Ltd.	372,600	712,206
PHC Holdings Corp.	3,900	23,901
Pigeon Corp.	25,400	280,792
PILLAR Corp.	4,200	107,573
Pilot Corp.	6,900	200,888
Piolax Inc.	8,300	96,205
PKSHA Technology Inc.(a)(b)	5,600	130,365
Plus Alpha Consulting Co. Ltd.	5,300	79,720
Pola Orbis Holdings Inc.	22,400	189,074
Prestige International Inc.	22,800	99,195
Prima Meat Packers Ltd.	9,000	142,089
Raito Kogyo Co. Ltd.	9,400	194,223
Raiznext Corp.	8,600	106,531
Rakus Co. Ltd.	19,600	300,616
Rakuten Bank Ltd., NVS(a)	22,100	1,029,457
Rakuten Group Inc.(a)	341,400	1,727,386
Recruit Holdings Co. Ltd.	323,000	19,163,951
Relo Group Inc.	18,200	208,994
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Renesas Electronics Corp.	387,500	$4,713,183
Rengo Co. Ltd.	43,700	253,459
Resona Holdings Inc.	478,800	4,358,996
Resonac Holdings Corp.	39,600	952,306
Resorttrust Inc.	37,800	468,246
Restar Corp.	4,500	80,814
Ricoh Co. Ltd.	119,600	1,048,711
Ricoh Leasing Co. Ltd.	4,700	171,026
Rigaku Holdings Corp.	25,500	130,142
Riken Keiki Co. Ltd.	8,600	181,060
Riken Vitamin Co. Ltd.	3,700	70,607
Rinnai Corp.	22,300	550,407
Riso Kagaku Corp.	13,000	100,294
Rohm Co. Ltd.	74,800	941,273
Rohto Pharmaceutical Co. Ltd.	40,700	580,955
Roland Corp.	2,600	54,344
Rorze Corp.	24,600	330,785
Round One Corp.	40,200	412,819
Royal Holdings Co. Ltd.	6,900	121,806
RS Technologies Co. Ltd.	3,500	72,030
Ryohin Keikaku Co. Ltd.	57,600	2,696,704
Ryoyo Ryosan Holdings Inc.	7,596	139,525
S Foods Inc.	5,800	102,116
Saizeriya Co. Ltd.	8,000	280,656
Sakai Moving Service Co. Ltd.	6,800	120,350
Sakata INX Corp.	10,000	142,242
Sakata Seed Corp.	7,400	166,392
Sakura Internet Inc.(b)	5,500	107,348
Samty Residential Investment Corp.	52	34,051
San-A Co. Ltd.	10,000	199,248
San-Ai Obbli Co. Ltd.	11,900	160,410
SanBio Co. Ltd.(a)	12,400	186,275
Sangetsu Corp.	11,600	230,864
San-In Godo Bank Ltd. (The)	35,600	299,774
Sanken Electric Co. Ltd.(a)	5,700	323,333
Sanki Engineering Co. Ltd.	10,000	294,227
Sankyo Co. Ltd.	40,500	755,742
Sankyu Inc.	11,200	659,315
Sanrio Co. Ltd.	40,200	1,649,492
Sansan Inc.(a)	15,800	199,916
Santen Pharmaceutical Co. Ltd.	76,600	846,347
Sanwa Holdings Corp.	39,900	1,088,545
Sanyo Chemical Industries Ltd.	3,700	96,965
Sanyo Denki Co. Ltd.	1,800	111,611
Sapporo Holdings Ltd.	14,700	680,201
Sawai Group Holdings Co. Ltd.	22,400	287,537
SBI Holdings Inc.	64,600	2,399,752
SBI Sumishin Net Bank Ltd., NVS	12,200	389,269
SBS Holdings Inc.	5,400	114,974
SCREEN Holdings Co. Ltd.	17,900	1,396,377
SCSK Corp.	37,000	1,151,251
Secom Co. Ltd.	96,400	3,462,034
Sega Sammy Holdings Inc.	37,800	772,717
Seibu Holdings Inc.	47,000	1,313,401
Seiko Epson Corp.	67,700	858,998
Seiko Group Corp.	6,500	180,692
Seino Holdings Co. Ltd.	22,800	346,783
Seiren Co. Ltd.	13,400	218,907
Sekisui Chemical Co. Ltd.	84,500	1,465,663
Sekisui House Ltd.	137,100	2,875,922
Sekisui House REIT Inc.	873	453,518
Senko Group Holdings Co. Ltd.	30,200	406,468
Security	Shares	Value
Japan (continued)
Senshu Electric Co. Ltd.	3,200	$90,386
Senshu Ikeda Holdings Inc.	51,600	219,636
Septeni Holdings Co. Ltd.(b)	21,900	64,233
Seria Co. Ltd.	9,300	171,274
Seven & i Holdings Co. Ltd.	508,000	6,697,062
Seven Bank Ltd.	129,800	233,147
SG Holdings Co. Ltd.	72,400	803,235
Sharp Corp./Japan(a)	61,000	288,382
Shibaura Machine Co. Ltd.	6,500	167,296
Shibaura Mechatronics Corp.	3,200	225,199
Shibuya Corp.	3,400	81,759
SHIFT Inc.(a)	40,000	419,778
Shiga Bank Ltd. (The)	9,100	365,459
Shikoku Electric Power Co. Inc.	37,300	310,383
Shikoku Kasei Holdings Corp.	5,100	70,582
Shimadzu Corp.	54,500	1,206,449
Shimamura Co. Ltd.	10,900	789,231
Shimano Inc.	17,400	1,903,488
Shimizu Corp.	113,600	1,258,456
Shin Nippon Air Technologies Co. Ltd.	6,200	108,764
Shinagawa Refractories Co. Ltd.	7,600	86,826
Shin-Etsu Chemical Co. Ltd.	412,600	11,873,350
Shin-Etsu Polymer Co. Ltd.	8,500	100,363
Shinmaywa Industries Ltd.	13,300	160,524
Shinnihon Corp.	7,200	83,619
Shionogi & Co. Ltd.	171,200	2,863,203
Ship Healthcare Holdings Inc.	16,300	227,453
Shiseido Co. Ltd.	89,800	1,459,746
Shizuoka Financial Group Inc., NVS	97,500	1,153,248
Shizuoka Gas Co. Ltd.	4,800	36,077
SHO-BOND Holdings Co. Ltd.	9,700	309,720
Shochiku Co. Ltd.(b)	2,200	186,438
Shoei Co. Ltd.	12,700	152,069
Showa Sangyo Co. Ltd.	6,200	124,518
Simplex Holdings Inc.	10,000	271,468
Sinfonia Technology Co. Ltd.	5,500	345,426
Sinko Industries Ltd.	11,600	98,133
SKY Perfect JSAT Holdings Inc.	38,700	366,499
Skylark Holdings Co. Ltd.	51,200	973,201
SMC Corp.	13,000	4,523,654
SMS Co. Ltd.	15,600	156,170
Socionext Inc.	41,200	776,407
SoftBank Corp.	6,550,800	9,464,831
SoftBank Group Corp.	219,800	16,783,694
Sojitz Corp.	50,820	1,209,509
Sompo Holdings Inc.	204,500	6,030,097
Sony Group Corp.	1,411,700	33,956,043
SOSiLA Logistics REIT Inc.	153	118,990
Sotetsu Holdings Inc.	16,000	252,657
Square Enix Holdings Co. Ltd.	18,100	1,223,671
Stanley Electric Co. Ltd.	22,900	431,883
Star Asia Investment Corp.	616	239,242
Star Micronics Co. Ltd.	6,900	79,349
Starts Corp. Inc.	8,300	250,970
Subaru Corp.	135,000	2,483,434
Sugi Holdings Co. Ltd.	22,000	533,223
SUMCO Corp.	83,400	652,255
Sumitomo Bakelite Co. Ltd.	15,800	458,184
Sumitomo Chemical Co. Ltd.	349,900	875,131
Sumitomo Corp.	249,600	6,379,714
Sumitomo Densetsu Co. Ltd.	4,500	195,556
Sumitomo Electric Industries Ltd.	162,000	4,019,979

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Forestry Co. Ltd.	109,500	$1,099,998
Sumitomo Heavy Industries Ltd.	25,400	562,522
Sumitomo Metal Mining Co. Ltd.	56,800	1,249,333
Sumitomo Mitsui Financial Group Inc.	848,400	21,402,250
Sumitomo Mitsui Trust Group Inc.	147,100	3,856,191
Sumitomo Osaka Cement Co. Ltd.	7,500	195,212
Sumitomo Pharma Co. Ltd.(a)	36,400	313,169
Sumitomo Realty & Development Co. Ltd.	71,000	2,593,571
Sumitomo Riko Co. Ltd.	12,000	151,962
Sumitomo Rubber Industries Ltd.	38,500	440,035
Sumitomo Warehouse Co. Ltd. (The)	12,600	261,339
Sun Corp.	2,500	95,924
Sun Frontier Fudousan Co. Ltd.	6,000	84,002
Sundrug Co. Ltd.	14,600	432,730
Suntory Beverage & Food Ltd.	32,200	972,302
Suruga Bank Ltd.	33,500	308,458
Suzuken Co. Ltd.	12,900	487,584
Suzuki Motor Corp.	360,600	3,962,119
SWCC Corp.	7,900	472,933
Synspective Inc., NVS(a)	2,300	15,200
Sysmex Corp.	113,300	1,840,655
Systena Corp.	63,100	167,150
T Hasegawa Co. Ltd.	8,700	179,505
T&D Holdings Inc.	112,600	2,749,548
Tadano Ltd.	23,500	169,078
Taihei Dengyo Kaisha Ltd.	3,600	154,778
Taiheiyo Cement Corp.	27,000	659,795
Taikisha Ltd.	13,100	234,705
Taisei Corp.	36,500	2,182,477
Taiyo Holdings Co. Ltd.	8,500	369,131
Taiyo Yuden Co. Ltd.	29,400	549,285
Takamatsu Construction Group Co. Ltd.	2,900	59,125
Takara Bio Inc.	10,500	61,367
Takara Holdings Inc.	33,000	277,800
Takara Leben Real Estate Investment Corp.	143	89,341
Takara Standard Co. Ltd.	10,100	172,689
Takasago International Corp.	2,300	110,266
Takasago Thermal Engineering Co. Ltd.	10,800	524,022
Takashimaya Co. Ltd.	64,800	500,788
Takeda Pharmaceutical Co. Ltd.	364,400	10,009,989
Takeuchi Manufacturing Co. Ltd.	9,500	339,588
Takuma Co. Ltd.	12,500	180,809
Tama Home Co. Ltd.	5,200	122,636
Tamron Co. Ltd.	35,700	214,533
TBS Holdings Inc.	7,800	256,574
TDK Corp.	445,700	5,429,932
TechMatrix Corp.	9,200	130,883
TechnoPro Holdings Inc.	25,000	791,755
Teijin Ltd.	40,300	342,538
Terumo Corp.	304,900	5,170,271
THK Co. Ltd.	23,200	652,128
Timee Inc.(a)	12,500	166,584
TIS Inc.	49,200	1,569,574
TKC Corp.	7,400	222,282
Toa Corp./Tokyo	14,100	176,144
Toagosei Co. Ltd.	17,400	170,566
Tobu Railway Co. Ltd.	40,800	694,490
Tocalo Co. Ltd.	13,200	176,632
Toda Corp.	50,800	323,960
Toei Animation Co. Ltd.	12,500	273,472
Toei Co. Ltd.	7,200	248,680
Toenec Corp.	9,000	79,337
Security	Shares	Value
Japan (continued)
Toho Bank Ltd. (The)	45,100	$109,807
Toho Co. Ltd./Tokyo	25,600	1,615,186
Toho Gas Co. Ltd.	14,600	407,693
Toho Holdings Co. Ltd.	12,600	425,218
Tohoku Electric Power Co. Inc.	108,800	763,307
Tokai Carbon Co. Ltd.	47,200	322,311
Tokai Corp./Gifu	3,000	41,862
TOKAI Holdings Corp.	24,200	171,354
Tokai Rika Co. Ltd.	13,100	209,742
Tokai Tokyo Financial Holdings Inc.	43,000	155,013
Token Corp.	1,400	129,334
Tokio Marine Holdings Inc.	422,000	16,944,520
Tokuyama Corp.	13,300	284,815
Tokyo Century Corp.	35,600	407,433
Tokyo Electric Power Co. Holdings Inc.(a)	346,400	1,311,658
Tokyo Electron Device Ltd.	6,300	109,593
Tokyo Electron Ltd.	103,000	16,374,804
Tokyo Gas Co. Ltd.	76,400	2,558,529
Tokyo Kiraboshi Financial Group Inc.	6,300	271,628
Tokyo Metro Co. Ltd.	67,600	728,413
Tokyo Ohka Kogyo Co. Ltd.	21,900	599,832
Tokyo Seimitsu Co. Ltd.	10,000	622,097
Tokyo Steel Manufacturing Co. Ltd.	12,300	127,979
Tokyo Tatemono Co. Ltd.	42,600	712,905
Tokyotokeiba Co. Ltd.	4,200	144,740
Tokyu Construction Co. Ltd.	22,000	151,142
Tokyu Corp.	115,900	1,304,653
Tokyu Fudosan Holdings Corp.	132,400	933,639
Tokyu REIT Inc.	211	274,364
TOMONY Holdings Inc.	29,400	118,845
Tomy Co. Ltd.	17,100	361,371
Topcon Corp.	25,400	553,018
Toppan Holdings Inc.	55,300	1,490,237
Topre Corp.	10,400	142,478
Toray Industries Inc.	311,800	2,132,667
Toridoll Holdings Corp.	12,900	379,474
Tosei Corp.	6,100	117,623
Toshiba TEC Corp.	6,600	131,945
Tosoh Corp.	61,298	922,806
Totech Corp.	6,400	120,274
Totetsu Kogyo Co. Ltd.	5,700	157,737
TOTO Ltd.	31,100	791,688
Towa Corp.	17,100	212,354
Towa Pharmaceutical Co. Ltd.	5,900	128,001
Toyo Construction Co. Ltd.	12,200	133,333
Toyo Seikan Group Holdings Ltd.	23,000	476,348
Toyo Suisan Kaisha Ltd.	20,200	1,290,550
Toyo Tanso Co. Ltd.	2,500	80,252
Toyo Tire Corp.	25,700	544,353
Toyobo Co. Ltd.	20,700	134,040
Toyoda Gosei Co. Ltd.	12,600	265,911
Toyota Boshoku Corp.	19,200	272,842
Toyota Industries Corp.	37,600	4,020,665
Toyota Motor Corp.	2,175,900	38,704,043
Toyota Tsusho Corp.	146,600	3,359,828
Transcosmos Inc.	6,700	159,584
TRE Holdings Corp.	9,700	86,980
Trend Micro Inc./Japan	28,700	1,750,081
Tri Chemical Laboratories Inc.	6,000	136,294
Trial Holdings Inc.	6,900	107,271
Trusco Nakayama Corp.	12,800	186,421
TS Tech Co. Ltd.	14,900	178,907
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tsubakimoto Chain Co.	14,300	$200,712
Tsuburaya Fields Holdings Inc.	8,400	127,858
Tsugami Corp.	9,700	133,591
Tsumura & Co.	13,600	335,483
Tsuruha Holdings Inc.	9,200	677,162
Tsurumi Manufacturing Co. Ltd.	4,100	106,446
TV Asahi Holdings Corp.	5,100	95,827
UACJ Corp.	8,600	338,426
UBE Corp.	21,700	332,180
Ulvac Inc.	12,300	451,803
U-Next Holdings Co. Ltd.	12,900	173,480
Unicharm Corp.	256,900	1,777,015
Union Tool Co.	1,600	66,821
United Super Markets Holdings Inc.	20,100	125,307
United Urban Investment Corp.	659	723,567
Ushio Inc.	13,800	169,270
USS Co. Ltd.	95,800	1,041,239
UT Group Co. Ltd.	6,300	106,357
Valor Holdings Co. Ltd.	11,000	194,269
Visional Inc.(a)	6,100	476,809
Wacoal Holdings Corp.	9,100	328,882
Wacom Co. Ltd.	29,300	126,160
Wakita & Co. Ltd.	7,500	87,443
Welcia Holdings Co. Ltd.	20,400	342,305
West Holdings Corp.(b)	5,000	49,829
West Japan Railway Co.	101,000	2,211,316
WingArc1st Inc.	5,100	121,982
Workman Co. Ltd.	3,800	162,652
Yakult Honsha Co. Ltd.	59,400	955,600
Yamabiko Corp.	7,500	108,947
Yamada Holdings Co. Ltd.	108,200	329,763
Yamaguchi Financial Group Inc.	38,800	439,169
Yamaha Corp.	84,500	609,001
Yamaha Motor Co. Ltd.	207,700	1,502,257
Yamato Holdings Co. Ltd.	57,800	835,741
Yamato Kogyo Co. Ltd.	9,800	549,913
Yamazaki Baking Co. Ltd.	28,500	608,826
Yamazen Corp.	10,700	94,842
Yaoko Co. Ltd.	4,500	291,228
Yaskawa Electric Corp.	51,300	1,072,980
Yellow Hat Ltd.	13,700	145,024
Yodogawa Steel Works Ltd.	22,700	174,731
Yokogawa Bridge Holdings Corp.	7,500	132,942
Yokogawa Electric Corp.	51,200	1,364,689
Yokohama Rubber Co. Ltd. (The)	28,400	812,010
Yonex Co. Ltd.	12,000	235,625
Yoshinoya Holdings Co. Ltd.	13,900	301,263
Yuasa Trading Co. Ltd.	3,600	111,848
Yurtec Corp.	9,900	162,062
Zacros Corp.	4,300	112,056
Zenkoku Hosho Co. Ltd.	22,500	480,041
Zensho Holdings Co. Ltd.	21,700	1,141,929
Zeon Corp.	31,300	332,203
ZERIA Pharmaceutical Co. Ltd.	8,100	111,762
Zojirushi Corp.	8,300	99,019
ZOZO Inc.	94,500	935,490
Zuken Inc.	3,300	126,920
		1,167,783,859
New Zealand — 0.7%
Air New Zealand Ltd.	361,095	123,378
Auckland International Airport Ltd.	400,741	1,777,656
Contact Energy Ltd.	188,541	1,010,459
Security	Shares	Value
New Zealand (continued)
EBOS Group Ltd.	43,196	$1,040,772
Fisher & Paykel Healthcare Corp. Ltd.	134,084	2,906,790
Fletcher Building Ltd.(a)	238,729	425,872
Goodman Property Trust	238,696	282,638
Infratil Ltd.	209,202	1,428,453
Kiwi Property Group Ltd.	338,987	194,358
Mercury NZ Ltd.	158,692	578,241
Meridian Energy Ltd.	292,151	981,005
Ryman Healthcare Ltd.(a)	207,627	305,195
Spark New Zealand Ltd.	443,621	635,049
		11,689,866
Singapore — 5.2%
AIMS APAC REIT	121,065	129,412
Bitdeer Technologies Group, Class A(a)(b)	18,118	233,541
CapitaLand Ascendas REIT	852,315	1,824,915
CapitaLand Ascott Trust	575,266	395,975
CapitaLand China Trust(b)	279,335	163,119
Capitaland India Trust(b)	207,080	189,792
CapitaLand Integrated Commercial Trust	1,346,131	2,272,889
CapitaLand Investment Ltd./Singapore	559,700	1,192,050
CDL Hospitality Trusts	212,555	130,520
City Developments Ltd.	110,300	522,179
ComfortDelGro Corp. Ltd.	524,100	616,146
DBS Group Holdings Ltd.	492,940	18,093,101
Digital Core REIT Management Pte. Ltd.	243,900	127,554
ESR-REIT	140,535	297,615
Far East Hospitality Trust(b)	221,600	102,198
First Resources Ltd.	136,200	158,906
Frasers Centrepoint Trust	298,589	509,184
Frasers Hospitality Trust	243,700	131,052
Frasers Logistics & Commercial Trust(b)	624,083	421,482
Genting Singapore Ltd.	1,443,600	814,311
Golden Agri-Resources Ltd.	1,419,700	277,912
Grab Holdings Ltd., Class A(a)	551,519	2,696,928
Hafnia Ltd.(b)	69,342	381,075
Hong Fok Corp. Ltd.	88,000	54,765
Hutchison Port Holdings Trust, Class U	939,300	187,239
iFAST Corp. Ltd.(b)	34,600	240,738
Keppel DC REIT	424,215	771,996
Keppel Infrastructure Trust	974,449	329,497
Keppel Ltd.	340,400	2,211,523
Keppel REIT(b)	558,820	407,860
Lendlease Global Commercial REIT	313,711	132,446
Mapletree Industrial Trust	505,620	788,210
Mapletree Logistics Trust	852,387	757,998
Mapletree Pan Asia Commercial Trust	523,295	518,535
NetLink NBN Trust	610,200	420,617
Olam Group Ltd.	230,600	184,707
Oversea-Chinese Banking Corp. Ltd.	778,375	10,087,085
Parkway Life REIT	98,300	304,501
Raffles Medical Group Ltd.	187,700	142,690
Riverstone Holdings Ltd.(b)	99,100	53,750
Sasseur REIT	136,400	70,769
SATS Ltd.	194,778	475,267
Sea Ltd., ADR(a)	87,926	13,773,608
Seatrium Ltd.	530,795	922,501
Sembcorp Industries Ltd.	204,500	1,215,975
Sheng Siong Group Ltd.	169,200	273,137
SIA Engineering Co. Ltd.	80,700	190,693
Singapore Airlines Ltd.	339,000	1,770,652
Singapore Exchange Ltd.	202,500	2,482,975
Singapore Post Ltd.	247,800	93,101

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Singapore Technologies Engineering Ltd.	360,000	$2,421,821
Singapore Telecommunications Ltd.	1,722,500	5,133,303
Starhill Global REIT	340,900	141,416
StarHub Ltd.(b)	141,700	134,235
Stoneweg Europe Stapled Trust, NVS	74,600	134,511
Suntec REIT	435,300	387,440
Super Hi International Holding Ltd.(a)	58,000	119,111
UMS Integration Ltd.(b)	126,900	147,770
United Overseas Bank Ltd.	290,000	8,056,994
UOL Group Ltd.	106,500	562,979
Venture Corp. Ltd.(b)	63,700	631,855
Wilmar International Ltd.	441,800	999,951
Yangzijiang Financial Holding Ltd.	464,800	343,673
Yangzijiang Shipbuilding Holdings Ltd.	586,400	1,150,181
Yanlord Land Group Ltd.(a)	133,600	59,255
		90,969,186
Total Common Stocks — 99.6% (Cost: $1,546,046,304)		1,742,041,479
Preferred Stocks
Japan — 0.0%
Ito En Ltd., Preference Shares, NVS	6,800	80,351
Total Preferred Stocks — 0.0% (Cost: $86,789)		80,351
Total Long-Term Investments — 99.6% (Cost: $1,546,133,093)		1,742,121,830
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	16,592,185	$16,598,822
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	140,000	140,000
Total Short-Term Securities — 1.0% (Cost: $16,738,822)		16,738,822
Total Investments — 100.6% (Cost: $1,562,871,915)		1,758,860,652
Liabilities in Excess of Other Assets — (0.6)%		(10,618,938)
Net Assets — 100.0%		$1,748,241,714

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,473,847	$—	$(4,876,382)(a)	$1,833	$(476)	$16,598,822	16,592,185	$279,047 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	—	(10,000)(a)	—	—	140,000	140,000	21,725	—
				$1,833	$(476)	$16,738,822		$300,772	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	17	09/11/25	$3,331	$151,055
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
SPI 200 Index	8	09/18/25	$1,121	$21,298
				$172,353
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$172,353	$—	$—	$—	$172,353

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,269,048	$—	$—	$—	$1,269,048
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$152,284	$—	$—	$—	$152,284
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,477,938
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$33,258,784	$1,708,731,671	$51,024	$1,742,041,479
Preferred Stocks	—	80,351	—	80,351
Short-Term Securities
Money Market Funds	16,738,822	—	—	16,738,822
	$49,997,606	$1,708,812,022	$51,024	$1,758,860,652

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Pacific ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$21,298	$151,055	$—	$172,353

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.7%
Abacus Group	961,289	$742,532
Abacus Storage King	961,295	985,532
AGL Energy Ltd.	762,669	4,753,027
ALS Ltd.	682,100	7,929,737
Amotiv Ltd.(a)	298,864	1,682,090
AMP Ltd.	3,296,809	3,373,012
Ampol Ltd.	303,960	5,314,391
Ansell Ltd.	194,957	3,732,386
ANZ Group Holdings Ltd.	3,855,275	75,653,978
APA Group	1,632,129	8,778,220
ARB Corp. Ltd.	135,629	2,908,531
Aristocrat Leisure Ltd.	758,920	33,982,067
ASX Ltd.	250,404	11,224,134
Atlas Arteria Ltd.	1,501,597	4,960,046
AUB Group Ltd.	173,905	3,777,438
Aurizon Holdings Ltd.	1,889,326	3,921,914
Austal Ltd.(b)	762,816	3,201,203
Bank of Queensland Ltd.	715,915	3,487,820
Bapcor Ltd.	555,110	1,369,819
Beach Energy Ltd.	2,514,993	1,885,167
Bega Cheese Ltd.	688,559	2,292,670
Bellevue Gold Ltd.(b)	2,438,617	1,257,072
Bendigo & Adelaide Bank Ltd.	708,135	5,547,711
BHP Group Ltd.	6,628,237	167,397,542
BlueScope Steel Ltd.	581,899	8,821,757
Boss Energy Ltd. (a)(b)	778,367	856,914
Brambles Ltd.	1,858,149	28,428,643
Breville Group Ltd.	223,367	4,671,393
Brickworks Ltd.	166,281	3,489,689
BWP Trust(b)	1,232,176	2,834,851
Capricorn Metals Ltd.(b)	507,541	2,907,119
CAR Group Ltd.	517,658	12,599,547
Centuria Capital Group	1,305,095	1,544,119
Challenger Ltd.	738,851	3,883,112
Champion Iron Ltd.	550,340	1,454,138
Charter Hall Group	697,958	8,992,046
Charter Hall Long Wale REIT	1,289,758	3,421,987
Charter Hall Retail REIT	1,060,640	2,636,165
Cleanaway Waste Management Ltd.	2,753,376	5,074,251
Cochlear Ltd.	87,953	17,955,868
Codan Ltd.	271,210	3,626,132
Coles Group Ltd.	1,714,080	22,821,202
Collins Foods Ltd.	164,945	979,681
Commonwealth Bank of Australia	2,204,185	250,240,063
Computershare Ltd.	711,176	19,144,432
Corporate Travel Management Ltd.	213,481	2,133,803
Credit Corp. Group Ltd.	119,470	1,177,370
Cromwell Property Group	2,317,956	616,336
CSL Ltd.	626,950	108,452,447
Deep Yellow Ltd.(a)(b)	1,500,826	1,429,965
Deterra Royalties Ltd.	1,085,387	2,874,070
Dexus	1,416,186	6,393,522
Domain Holdings Australia Ltd.	359,894	1,017,799
Domino's Pizza Enterprises Ltd.	105,808	1,234,925
Downer EDI Ltd.	794,110	3,501,725
Dyno Nobel Ltd.	2,468,766	4,642,424
Eagers Automotive Ltd.	274,984	3,443,816
Elders Ltd.	301,906	1,398,711
Emerald Resources NL(b)	1,056,291	2,318,436
Endeavour Group Ltd./Australia	1,877,117	4,915,577
Security	Shares	Value
Australia (continued)
Evolution Mining Ltd.	2,934,454	$13,280,515
Flight Centre Travel Group Ltd.	265,565	2,025,406
Fortescue Ltd.	2,169,659	24,548,077
G8 Education Ltd.	1,423,725	820,775
Genesis Minerals Ltd.(b)	2,041,407	4,794,775
Gold Road Resources Ltd.	2,060,577	4,127,951
Goodman Group	2,697,685	60,316,101
GPT Group (The)	2,501,441	8,148,711
GrainCorp Ltd., Class A	338,679	1,643,520
Greatland Resources Ltd.(b)	641,624	2,050,613
Growthpoint Properties Australia Ltd.	461,802	724,810
Harvey Norman Holdings Ltd.	1,105,326	4,098,370
Healius Ltd.(a)	967,143	474,438
HUB24 Ltd.	130,592	8,863,954
IDP Education Ltd.	525,441	1,188,789
IGO Ltd.	915,948	2,576,716
Iluka Resources Ltd.	591,772	1,938,662
Inghams Group Ltd.	419,762	929,762
Insignia Financial Ltd.(b)	1,065,386	3,069,143
Insurance Australia Group Ltd.	3,058,533	17,168,821
IPH Ltd.	568,980	1,909,292
IRESS Ltd.	301,380	1,529,076
James Hardie Industries PLC(b)	759,213	19,927,389
JB Hi-Fi Ltd.	171,140	12,188,934
Lendlease Corp. Ltd.	940,365	3,160,572
Liontown Resources Ltd.(a)(b)	3,510,108	1,733,149
Lottery Corp. Ltd. (The)	2,849,743	9,883,992
Lovisa Holdings Ltd.	140,653	3,055,235
Lynas Rare Earths Ltd.(b)	1,277,222	8,582,167
Macquarie Group Ltd.	470,043	65,094,096
Magellan Financial Group Ltd.	303,176	2,061,615
McMillan Shakespeare Ltd.	145,918	1,669,055
Medibank Pvt Ltd.	3,589,480	11,731,869
Megaport Ltd.(b)	262,535	2,507,644
Metcash Ltd.	1,185,816	2,960,396
Mineral Resources Ltd.(a)(b)	238,161	4,301,710
Mirvac Group	5,214,848	7,482,208
Monadelphous Group Ltd.	124,071	1,546,878
Nanosonics Ltd.(a)(b)	409,020	1,059,386
National Australia Bank Ltd.	4,007,806	99,460,293
National Storage REIT	2,257,341	3,461,317
Netwealth Group Ltd.	212,036	5,060,116
Neuren Pharmaceuticals Ltd.(a)(b)	190,131	2,084,886
New Hope Corp. Ltd.	836,607	2,234,370
NEXTDC Ltd.(a)(b)	901,352	8,299,734
nib holdings Ltd.	785,533	3,729,522
Nickel Industries Ltd.	3,410,264	1,602,101
Nine Entertainment Co. Holdings Ltd.	2,686,749	2,918,675
Northern Star Resources Ltd.	1,880,221	18,680,610
NRW Holdings Ltd.	733,321	1,514,193
Nufarm Ltd./Australia(b)	529,265	873,996
Orica Ltd.	602,089	8,222,162
Origin Energy Ltd.	2,279,952	17,049,050
Orora Ltd.	1,806,039	2,397,003
Paladin Energy Ltd.(b)	635,237	2,487,813
Perpetual Ltd.	154,056	2,068,848
Perseus Mining Ltd.	2,472,579	5,162,020
PEXA Group Ltd.(b)	211,623	2,148,945
Pilbara Minerals Ltd.(a)(b)	3,920,093	3,977,751
Pinnacle Investment Management Group Ltd.	389,755	5,530,701
PolyNovo Ltd.(b)	1,558,313	1,272,894
Premier Investments Ltd.	164,054	2,218,386

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Pro Medicus Ltd.(a)	81,111	$16,656,515
Qantas Airways Ltd.	1,074,544	7,452,324
QBE Insurance Group Ltd.	1,977,847	29,339,810
Qube Holdings Ltd.	2,024,737	5,646,183
Ramelius Resources Ltd.	2,282,546	3,672,343
Ramsay Health Care Ltd.	233,768	5,786,853
REA Group Ltd.	72,395	11,027,998
Reece Ltd.	293,640	2,542,501
Region Group	1,818,557	2,721,595
Regis Resources Ltd.(b)	1,667,602	4,348,474
Reliance Worldwide Corp. Ltd.	1,358,570	3,734,706
Rio Tinto Ltd.	491,420	34,948,768
Sandfire Resources Ltd.(b)	683,971	4,601,463
Santos Ltd.	4,184,174	21,054,288
Scentre Group	6,979,306	16,703,146
SEEK Ltd.	477,939	7,372,530
SGH Ltd.	258,087	8,441,336
Sigma Healthcare Ltd.(a)	6,182,489	11,419,771
Sims Ltd.	282,041	2,736,757
SmartGroup Corp. Ltd.	237,345	1,201,027
Sonic Healthcare Ltd.	558,300	9,858,930
South32 Ltd.	6,001,559	11,223,152
Steadfast Group Ltd.	1,449,112	5,515,145
Stockland	3,194,968	11,327,073
Suncorp Group Ltd.	1,402,214	18,796,345
Super Retail Group Ltd.	281,217	2,750,735
Tabcorp Holdings Ltd.	2,892,239	1,428,788
Technology One Ltd.	439,729	11,502,663
Telix Pharmaceuticals Ltd.(a)(b)	395,934	5,304,401
Telstra Group Ltd.	5,262,536	16,772,126
Transurban Group	4,225,523	37,395,128
Treasury Wine Estates Ltd.	1,067,289	5,161,011
Vault Minerals Ltd.(b)	12,219,933	2,828,905
Ventia Services Group Pty. Ltd.	1,098,228	3,656,866
Vicinity Ltd.	4,712,878	7,420,421
Viva Energy Group Ltd.(c)	1,588,403	2,125,639
Washington H Soul Pattinson & Co. Ltd.	355,136	9,226,452
Waypoint REIT Ltd.	1,531,275	2,469,366
WEB Travel Group Ltd.(b)	746,434	2,131,217
Wesfarmers Ltd.	1,508,754	82,528,085
Westpac Banking Corp.	4,503,332	97,227,512
Whitehaven Coal Ltd.	1,104,126	4,528,349
WiseTech Global Ltd.	264,868	20,061,143
Woodside Energy Group Ltd.	2,501,134	42,325,132
Woolworths Group Ltd.	1,589,497	32,088,921
Worley Ltd.	550,214	4,682,366
Xero Ltd.(b)	224,996	25,910,664
Yancoal Australia Ltd.	607,826	2,454,855
Zip Co. Ltd.(a)(b)	2,021,008	4,098,537
		2,123,930,347
Austria — 0.2%
ANDRITZ AG	79,207	5,512,088
BAWAG Group AG(c)	116,676	14,725,379
CA Immobilien Anlagen AG	80,502	2,143,962
CPI Europe AG(a)(b)	91,624	1,903,228
DO & CO AG	13,873	3,129,754
Erste Group Bank AG	416,239	38,062,504
EVN AG	64,527	1,743,729
Lenzing AG(a)(b)	32,951	921,725
Oesterreichische Post AG	62,082	2,165,464
OMV AG	159,824	8,139,576
Raiffeisen Bank International AG	158,059	4,563,860
Security	Shares	Value
Austria (continued)
UNIQA Insurance Group AG	260,161	$3,748,061
Verbund AG	77,737	5,788,256
Vienna Insurance Group AG Wiener Versicherung Gruppe	57,108	3,013,283
voestalpine AG	123,298	3,394,456
Wienerberger AG	131,373	4,403,937
		103,359,262
Belgium — 0.7%
Ackermans & van Haaren NV	28,462	6,981,620
Aedifica SA	56,551	4,161,473
Ageas SA	190,820	12,974,284
Anheuser-Busch InBev SA	1,306,514	75,114,955
Argenx SE(b)	81,783	54,927,843
Azelis Group NV	208,273	3,235,853
Barco NV	150,220	2,341,310
Bekaert SA	76,475	3,149,801
Cofinimmo SA	50,857	4,414,508
Colruyt Group NV	64,502	2,755,322
Deme Group NV	18,069	2,704,369
D'ieteren Group	32,000	6,321,057
Elia Group SA, Class B	61,577	7,104,336
Fagron	99,888	2,469,917
Galapagos NV(a)(b)	60,965	1,995,021
Groupe Bruxelles Lambert NV	87,826	7,342,257
KBC Ancora	77,100	5,604,867
KBC Group NV	305,474	31,862,123
Kinepolis Group NV	30,551	1,264,223
Lotus Bakeries NV	497	4,201,844
Melexis NV	36,178	2,767,065
Montea NV	38,984	2,902,339
Ontex Group NV(a)(b)	92,832	719,755
Proximus SADP	236,866	1,968,055
Sofina SA	19,549	5,986,333
Solvay SA	86,470	2,709,331
Syensqo SA	93,266	7,391,873
Tessenderlo Group SA(a)	52,619	1,565,342
UCB SA	168,205	36,139,657
Umicore SA	222,743	3,520,180
Vastned NV	33,099	1,119,061
VGP NV	31,182	3,279,090
Warehouses De Pauw CVA	232,428	5,423,976
Xior Student Housing NV	81,047	2,860,158
		319,279,198
Brazil — 0.9%
Allos SA	844,264	3,212,984
Ambev SA	5,759,827	12,816,645
Auren Energia SA	812,472	1,345,039
Azzas 2154 SA	251,620	1,603,308
B3 SA - Brasil Bolsa Balcao	7,025,314	15,783,134
Banco Bradesco SA	1,722,325	4,121,609
Banco BTG Pactual SA	1,619,511	11,317,243
Banco do Brasil SA	2,090,366	7,354,200
BB Seguridade Participacoes SA	787,647	4,740,328
Brava Energia(b)	601,571	2,120,708
BRF SA	796,140	2,850,695
Caixa Seguridade Participacoes S/A	787,787	1,938,675
Centrais Eletricas Brasileiras SA	1,481,643	10,004,540
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	586,700	11,348,319
Cia de Saneamento de Minas Gerais Copasa MG	250,749	1,158,016
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Cia De Sanena Do Parana	447,435	$2,724,779
Cia. Siderurgica Nacional SA	859,069	1,230,408
Cosan SA(b)	1,538,582	1,629,379
CPFL Energia SA	296,313	2,006,094
Cyrela Brazil Realty SA Empreendimentos e Participacoes	515,581	2,257,690
Dexco SA	616,883	622,441
EcoRodovias Infraestrutura e Logistica SA(b)	484,504	583,182
Embraer SA	918,203	13,226,465
Energisa SA	539,480	4,399,042
Eneva SA(b)	1,011,371	2,429,292
Engie Brasil Energia SA	284,618	2,029,591
Equatorial Energia SA	1,528,658	9,300,993
Fleury SA	474,986	1,217,249
GPS Participacoes e Empreendimentos SA(c)	702,925	1,777,539
Grendene SA	430,110	387,130
Hapvida Participacoes e Investimentos SA(b)(c)	451,749	2,667,954
Hypera SA	551,298	2,531,252
Iguatemi SA	677,767	2,509,150
IRB-Brasil Resseguros SA(b)	138,707	1,127,085
Klabin SA	1,033,635	3,433,421
Localiza Rent a Car SA	1,172,892	7,253,663
Lojas Renner SA	1,411,826	4,102,188
M Dias Branco SA	224,633	975,226
Magazine Luiza SA	447,423	564,118
Marfrig Global Foods SA	642,430	2,443,725
Minerva SA(b)	1,323,781	1,167,858
Motiva Infraestrutura de Mobilidade SA	1,857,366	4,083,217
MRV Engenharia e Participacoes SA(b)	505,866	537,526
Multiplan Empreendimentos Imobiliarios SA	490,400	2,215,735
Natura Cosmeticos SA(b)	1,224,184	1,974,155
NU Holdings Ltd./Cayman Islands, Class A(b)	4,208,877	51,432,477
Odontoprev SA	406,978	872,893
Pagseguro Digital Ltd., Class A	289,452	2,266,409
Petroleo Brasileiro SA - Petrobras	4,998,937	31,951,131
PRIO SA(b)	1,023,428	7,711,053
Raia Drogasil SA	1,516,777	3,648,684
Rede D'Or Sao Luiz SA(c)	985,627	5,720,616
Rumo SA	1,654,517	4,887,127
Santos Brasil Participacoes SA	1,219,631	3,038,432
Sao Martinho SA	324,357	1,004,429
Sendas Distribuidora SA	1,927,790	3,239,636
SLC Agricola SA	492,217	1,611,261
Smartfit Escola de Ginastica e Danca SA	691,639	2,559,270
StoneCo Ltd., Class A(b)	358,115	4,576,710
Suzano SA	954,998	8,894,134
Telefonica Brasil SA	1,015,361	5,708,238
TIM SA/Brazil	1,392,339	5,149,582
TOTVS SA	639,972	4,984,182
Transmissora Alianca de Energia Eletrica SA	466,516	2,779,326
Ultrapar Participacoes SA	1,320,325	4,048,536
Vale SA	4,671,919	44,603,725
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	641,407	439,857
Vibra Energia SA	1,368,613	5,184,038
WEG SA	2,196,085	14,554,154
XP Inc., Class A	499,263	8,058,105
		404,046,995
Canada — 7.9%
Advantage Energy Ltd.(b)	267,147	2,130,466
Aecon Group Inc.	128,160	1,734,267
Agnico Eagle Mines Ltd.	670,459	83,231,562
Security	Shares	Value
Canada (continued)
Air Canada(b)	231,390	$3,223,028
Alamos Gold Inc., Class A	550,966	13,388,442
Algonquin Power & Utilities Corp.	871,523	5,138,816
Alimentation Couche-Tard Inc.	989,785	51,432,246
Allied Properties REIT(a)	192,781	2,406,980
AltaGas Ltd.	366,815	10,830,255
Altus Group Ltd.	71,954	3,004,661
ARC Resources Ltd.	808,054	15,775,015
Aritzia Inc.(b)	129,275	6,938,642
Atco Ltd., Class I, NVS	88,540	3,206,508
Athabasca Oil Corp.(b)	977,535	4,134,205
AtkinsRealis Group Inc.	244,681	17,325,096
ATS Corp.(b)	114,301	3,468,791
Aya Gold & Silver Inc.(a)(b)	237,703	2,026,034
B2Gold Corp.	1,469,325	4,941,581
Badger Infrastructure Solutions Ltd.	76,741	2,896,064
Bank of Montreal	943,177	104,106,156
Bank of Nova Scotia (The)	1,605,321	89,314,518
Barrick Mining Corp.	2,171,046	45,830,756
Bausch Health Companies Inc.(b)	372,175	2,194,479
Baytex Energy Corp.	1,036,613	2,199,511
BCE Inc.	80,242	1,871,696
Birchcliff Energy Ltd.(a)	344,693	1,679,184
Bitfarms Ltd./Canada(a)(b)	722,750	912,827
BlackBerry Ltd.(a)(b)	816,882	3,006,711
Boardwalk Real Estate Investment Trust	66,296	3,418,627
Bombardier Inc., Class B(b)	120,858	14,092,831
Boralex Inc., Class A(a)	142,554	3,226,395
Boyd Group Services Inc.	26,314	3,647,231
Brookfield Asset Management Ltd., Class A	560,717	34,575,390
Brookfield Corp., Class A	1,802,919	120,762,783
Brookfield Infrastructure Corp., Class A	140,420	5,481,609
Brookfield Renewable Corp.	183,514	6,710,923
Brookfield Wealth Solutions Ltd.(a)	62,302	4,167,256
BRP Inc.	55,418	2,802,097
CAE Inc.(b)	421,290	12,012,968
Cameco Corp.	579,829	43,533,206
Canada Goose Holdings Inc.(a)(b)	94,516	1,033,428
Canadian Apartment Properties REIT	101,928	3,255,134
Canadian Imperial Bank of Commerce	1,233,666	88,171,149
Canadian National Railway Co.	686,253	64,078,676
Canadian Natural Resources Ltd.	2,755,021	87,207,867
Canadian Pacific Kansas City Ltd.	1,229,114	90,391,683
Canadian Tire Corp. Ltd., Class A, NVS	67,498	9,040,328
Canadian Utilities Ltd., Class A, NVS	109,665	3,053,461
Canfor Corp.(a)(b)	142,825	1,399,800
Capital Power Corp.	207,156	8,683,329
Capstone Copper Corp.(b)	839,135	4,705,600
Cardinal Energy Ltd.	292,432	1,517,455
Cascades Inc.	81,816	533,198
CCL Industries Inc., Class B, NVS	194,367	10,864,408
Celestica Inc.(b)	155,119	31,011,485
Cenovus Energy Inc.	1,787,463	27,206,694
Centerra Gold Inc.	381,095	2,593,624
CES Energy Solutions Corp.	385,029	2,014,622
CGI Inc.	261,439	25,204,259
Choice Properties REIT	372,971	3,819,615
CI Financial Corp.(a)	151,262	3,485,707
Cogeco Communications Inc.	36,231	1,631,389
Colliers International Group Inc.	55,896	8,429,178
Constellation Software Inc./Canada	26,679	92,041,780
Cronos Group Inc.(b)	386,122	763,550

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Definity Financial Corp.	96,541	$5,201,202
Denison Mines Corp.(a)(b)	1,688,875	3,473,797
Descartes Systems Group Inc. (The)(b)	115,166	12,167,401
Dollarama Inc.	364,732	49,850,567
Dream Industrial REIT(a)	351,161	2,919,583
Dundee Precious Metals Inc.(a)	262,192	4,238,670
Eldorado Gold Corp.(b)	290,655	5,955,323
Element Fleet Management Corp.	547,020	14,228,205
Emera Inc.	391,774	18,395,508
Empire Co. Ltd., NVS	173,997	6,929,240
Enbridge Inc.	2,864,513	129,725,888
Endeavour Silver Corp.(a)(b)	419,632	2,126,022
Enerflex Ltd.	188,272	1,501,447
Energy Fuels Inc./Canada(a)(b)	305,981	2,775,824
Enghouse Systems Ltd.	69,385	1,149,239
EQB Inc.(a)	39,938	2,968,832
Equinox Gold Corp.(b)	1,018,188	6,202,011
ERO Copper Corp.(a)(b)	163,155	2,207,821
Extendicare Inc.	238,229	2,119,922
Fairfax Financial Holdings Ltd.	25,870	45,757,189
Finning International Inc.	183,402	7,992,070
First Capital Real Estate Investment Trust	243,745	3,270,222
First Majestic Silver Corp.	486,707	3,870,894
First Quantum Minerals Ltd.(b)	925,615	15,558,295
FirstService Corp.	53,244	10,495,093
Fortis Inc./Canada	633,949	31,020,310
Fortuna Mining Corp.(b)	476,695	3,075,674
Franco-Nevada Corp.	250,453	39,896,064
Freehold Royalties Ltd.	336,222	3,237,010
G Mining Ventures Corp.(b)	228,200	2,674,630
George Weston Ltd.	80,547	15,305,441
GFL Environmental Inc.	292,438	14,727,428
Gibson Energy Inc.	193,020	3,479,821
Gildan Activewear Inc.	214,961	10,858,199
goeasy Ltd.(a)	26,498	3,499,664
Granite Real Estate Investment Trust	66,464	3,505,957
Great-West Lifeco Inc.	352,358	13,231,226
H&R Real Estate Investment Trust	305,113	2,552,150
Hammond Power Solutions Inc., Class A(a)	15,814	1,414,540
Headwater Exploration Inc.	387,308	2,026,547
Hudbay Minerals Inc.(a)	613,267	5,691,840
Hydro One Ltd.(c)	427,957	15,134,161
iA Financial Corp. Inc.	121,511	11,894,152
IAMGOLD Corp.(b)	726,550	4,907,988
IGM Financial Inc.	61,571	2,038,740
Imperial Oil Ltd.	240,543	20,056,245
Intact Financial Corp.	234,523	48,475,308
Interfor Corp.(b)	122,134	1,098,289
InterRent REIT	233,088	2,228,938
Ivanhoe Mines Ltd., Class A(a)(b)	1,045,956	8,160,208
Jamieson Wellness Inc.(c)	83,665	2,031,243
K92 Mining Inc.(b)	488,887	5,077,283
Keyera Corp.	312,751	9,818,612
Killam Apartment REIT	104,098	1,376,353
Kinaxis Inc.(b)	39,150	5,810,339
Kinross Gold Corp.	1,645,867	26,334,347
Labrador Iron Ore Royalty Corp.	129,175	2,484,493
Laurentian Bank of Canada(a)	52,503	1,167,449
Lightspeed Commerce Inc.(a)(b)	216,072	2,693,103
Linamar Corp.	67,203	3,249,568
Lithium Americas Corp.(a)(b)	316,129	814,507
Loblaw Companies Ltd.	200,973	32,500,015
Security	Shares	Value
Canada (continued)
Lundin Gold Inc.	153,020	$7,082,255
Lundin Mining Corp.	953,051	9,732,731
MAG Silver Corp.	163,460	3,333,848
Magna International Inc.	301,729	12,373,154
Manulife Financial Corp.	2,267,002	70,140,283
Maple Leaf Foods Inc.	125,734	2,653,336
MDA Space Ltd.(b)	182,299	5,104,793
MEG Energy Corp.	359,898	7,093,544
Methanex Corp.	116,789	3,904,205
Metro Inc./CN	275,687	21,080,426
MTY Food Group Inc.	39,192	1,092,092
Mullen Group Ltd.	107,538	1,022,139
National Bank of Canada	512,355	53,295,126
New Gold Inc.(b)	1,134,006	4,746,850
NexGen Energy Ltd.(a)(b)	732,677	4,917,650
NFI Group Inc.(b)	128,109	1,765,937
NGEx Minerals Ltd.(b)	284,932	4,024,335
North West Co. Inc. (The)	98,944	3,396,201
Northland Power Inc.	304,434	4,974,297
Novagold Resources Inc.(b)	399,844	2,069,054
Nutrien Ltd.	644,804	38,257,316
NuVista Energy Ltd.(b)	309,309	3,268,103
OceanaGold Corp.	291,197	3,961,507
Onex Corp.	67,794	5,515,112
Open Text Corp.	332,615	9,789,290
OR Royalties Inc.	184,247	5,103,493
Orla Mining Ltd.(a)(b)	490,176	4,563,561
Pan American Silver Corp.	479,752	12,959,813
Paramount Resources Ltd., Class A	141,129	2,170,510
Parex Resources Inc.	153,240	1,818,177
Parkland Corp.	164,976	4,656,619
Pason Systems Inc.	192,013	1,619,971
Pembina Pipeline Corp.	766,016	28,471,293
Peyto Exploration & Development Corp.	317,129	4,449,327
Poseidon Concepts Corp.(b)(d)	293	—
Power Corp. of Canada	750,614	30,249,918
PrairieSky Royalty Ltd.	323,778	5,568,439
Precision Drilling Corp.(a)(b)	25,066	1,411,591
Premium Brands Holdings Corp., Class A	45,618	2,891,949
Prinmaris REIT	176,844	1,882,541
Quebecor Inc., Class B	159,264	4,480,449
RB Global Inc.(a)	248,504	26,907,517
Restaurant Brands International Inc.	408,601	27,725,654
Richelieu Hardware Ltd.	91,059	2,278,447
RioCan REIT	260,457	3,317,744
Rogers Communications Inc., Class B, NVS	420,184	14,034,437
Royal Bank of Canada	1,850,993	237,505,806
Russel Metals Inc.	92,033	2,947,766
Sandstorm Gold Ltd.	526,564	4,928,937
Saputo Inc.	312,157	6,546,826
Seabridge Gold Inc.(b)	154,074	2,357,368
Secure Waste Infrastructure Corp.	379,477	4,146,422
Shopify Inc., Class A(b)	1,606,229	196,338,774
Silvercorp Metals Inc.(a)	385,717	1,678,604
SmartCentres Real Estate Investment Trust	168,160	3,082,610
South Bow Corp.	271,491	7,130,166
Spin Master Corp.(c)	55,048	905,813
Sprott Inc.	39,731	2,675,305
SSR Mining Inc.(b)	276,565	3,303,371
Stantec Inc.	154,809	16,922,179
Stella-Jones Inc.	77,773	4,433,667
StorageVault Canada Inc.	372,197	1,246,387
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Sun Life Financial Inc.	745,368	$45,445,070
Suncor Energy Inc.	1,628,810	64,242,542
SunOpta Inc.(b)	107,699	626,482
Superior Plus Corp.	291,403	1,455,333
Tamarack Valley Energy Ltd.	879,427	3,452,716
TC Energy Corp.	1,391,207	66,427,725
Teck Resources Ltd., Class B	607,239	19,690,566
TELUS Corp.	553,157	8,910,554
TFI International Inc.	108,068	9,398,235
Thomson Reuters Corp.	205,537	41,249,804
TMX Group Ltd.	380,015	15,451,822
Topaz Energy Corp.	209,983	3,902,326
Torex Gold Resources Inc.(b)	120,294	3,388,478
Toromont Industries Ltd.	106,790	10,827,748
Toronto-Dominion Bank (The)	2,289,012	166,719,898
Tourmaline Oil Corp.	506,116	21,539,882
TransAlta Corp.	413,255	4,971,825
Transcontinental Inc., Class A	193,288	2,688,120
Trisura Group Ltd.(b)	86,527	2,640,897
Vermilion Energy Inc.	232,029	1,903,991
Wesdome Gold Mines Ltd.(b)	360,893	4,297,586
West Fraser Timber Co. Ltd.	75,338	5,222,985
Westshore Terminals Investment Corp.(a)	74,517	1,517,122
Wheaton Precious Metals Corp.	597,067	54,604,742
Whitecap Resources Inc.	1,697,928	12,817,788
Winpak Ltd.	66,758	1,972,483
WSP Global Inc.	176,051	36,249,531
		3,618,466,625
Cayman Islands — 0.0%
FIH Mobile Ltd.(a)(b)	957,400	1,712,343
Chile — 0.1%
Aguas Andinas SA, Class A	4,922,794	1,620,163
Banco de Chile	55,392,952	7,630,548
Banco de Credito e Inversiones SA	104,460	4,145,707
Banco Itau Chile SA	80,150	1,059,096
Banco Santander Chile	72,513,379	4,188,525
CAP SA(b)	122,273	582,067
Cencosud SA	1,631,279	4,914,249
Cia Cervecerias Unidas SA	256,652	1,517,889
Colbun SA	12,749,553	1,887,376
Empresa Nacional de Telecomunicaciones SA	287,176	943,602
Empresas CMPC SA	1,276,852	1,798,681
Empresas Copec SA	459,184	3,039,950
Enel Americas SA	34,659,238	3,456,623
Enel Chile SA	55,084,903	3,528,433
Engie Energia Chile SA	1,203,763	1,471,581
Falabella SA	892,775	4,451,896
Inversiones Aguas Metropolitanas SA	1,023,015	867,944
Latam Airlines Group SA	299,275,837	6,544,861
Parque Arauco SA	1,200,908	2,449,699
Vina Concha y Toro SA	1,043,671	1,115,877
		57,214,767
China — 8.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,222,500	2,807,309
3SBio Inc.(c)	2,466,000	9,969,234
AAC Technologies Holdings Inc.	1,014,500	5,129,488
Advanced Micro-Fabrication Equipment Inc./China, Class A	82,000	2,241,540
AECC Aviation Power Co. Ltd., Class A	252,600	1,482,875
Agricultural Bank of China Ltd., Class A	6,612,100	5,774,155
Security	Shares	Value
China (continued)
Agricultural Bank of China Ltd., Class H	37,149,000	$24,336,906
Aier Eye Hospital Group Co. Ltd., Class A	988,975	1,757,082
Air China Ltd., Class A(b)	1,259,100	1,267,481
AK Medical Holdings Ltd.(c)	1,234,000	1,075,980
Akeso Inc.(b)(c)	848,000	16,535,201
Alibaba Group Holding Ltd.	22,649,772	340,534,007
Alibaba Health Information Technology Ltd.(b)	7,232,000	4,484,838
A-Living Smart City Services Co. Ltd.(c)	844,500	317,398
Aluminum Corp. of China Ltd., Class A	671,000	688,216
Aluminum Corp. of China Ltd., Class H	5,012,000	3,961,316
Anhui Conch Cement Co. Ltd., Class A	172,887	564,127
Anhui Conch Cement Co. Ltd., Class H	1,558,000	4,510,611
Anhui Gujing Distillery Co. Ltd., Class A	49,400	942,802
Anhui Gujing Distillery Co. Ltd., Class B	141,563	1,918,624
ANTA Sports Products Ltd.	1,663,400	19,092,645
Anxin-China Holdings Ltd.(d)	1,004,000	1
Ascentage Pharma Group International(a)(b)(c)	647,300	5,882,666
Autohome Inc., ADR	110,861	3,003,224
AviChina Industry & Technology Co. Ltd., Class H	3,293,000	1,946,468
Baidu Inc., Class A(b)	2,983,756	32,646,271
Bank of Beijing Co. Ltd., Class A	2,283,293	2,041,751
Bank of China Ltd., Class A	2,230,100	1,716,662
Bank of China Ltd., Class H	96,477,000	55,687,803
Bank of Communications Co. Ltd., Class A	3,853,163	4,085,635
Bank of Communications Co. Ltd., Class H	11,884,000	10,705,908
Bank of Jiangsu Co. Ltd., Class A	1,831,700	2,868,589
Bank of Nanjing Co. Ltd., Class A	1,224,900	1,948,883
Bank of Ningbo Co. Ltd., Class A	618,971	2,388,860
Bank of Shanghai Co. Ltd., Class A	1,949,751	2,764,875
Baoshan Iron & Steel Co. Ltd., Class A	3,024,276	3,075,558
Beijing Capital International Airport Co. Ltd., Class H(a)(b)	3,570,000	1,386,048
Beijing Enterprises Holdings Ltd.	775,500	3,244,742
Beijing Enterprises Water Group Ltd.	7,510,000	2,570,113
Beijing Kingsoft Office Software Inc., Class A	41,600	1,801,696
Beijing New Building Materials PLC, Class A	470,300	1,699,221
Beijing Tong Ren Tang Co. Ltd., Class A	244,113	1,217,778
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(b)	156,180	1,265,765
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	4,018,300	3,004,574
Bilibili Inc., Class Z(b)	319,584	7,311,785
BOC Aviation Ltd.(c)	288,000	2,616,469
BOE Technology Group Co. Ltd., Class A	5,979,200	3,344,728
BOE Varitronix Ltd.	1,083,000	816,360
Bosideng International Holdings Ltd.	5,420,000	3,093,173
Brilliance China Automotive Holdings Ltd.	4,344,000	1,732,801
BYD Co. Ltd., Class A	475,200	6,893,028
BYD Co. Ltd., Class H	4,860,000	70,960,126
BYD Electronic International Co. Ltd.	972,500	4,046,568
C&D International Investment Group Ltd.(a)	1,355,000	2,733,649
Cambricon Technologies Corp. Ltd., Class A(b)	36,000	3,526,131
Canggang Railway Ltd.(a)	3,718,000	629,929
CGN Mining Co. Ltd.(a)	5,625,000	1,443,350
CGN New Energy Holdings Co. Ltd.	2,778,000	863,693
CGN Power Co. Ltd., Class H(c)	15,381,000	5,778,213
Changchun High-Tech Industry Group Co. Ltd., Class A	51,400	749,886
China BlueChemical Ltd., Class H	4,530,000	1,249,483
China CITIC Bank Corp. Ltd., Class H	10,986,000	10,207,328
China Coal Energy Co. Ltd., Class H	2,502,000	3,074,227

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Communications Services Corp. Ltd., Class H	3,108,000	$1,810,220
China Conch Venture Holdings Ltd.	2,363,000	2,887,376
China Construction Bank Corp., Class A	1,215,600	1,585,836
China Construction Bank Corp., Class H	126,547,000	129,432,675
China CSSC Holdings Ltd., Class A	612,200	2,910,298
China Datang Corp. Renewable Power Co. Ltd., Class H	2,644,000	774,519
China East Education Holdings Ltd.(c)	954,000	987,787
China Eastern Airlines Corp. Ltd., Class A(b)	3,352,393	1,759,840
China Education Group Holdings Ltd.	1,390,000	490,231
China Energy Engineering Corp. Ltd., Class A	8,710,500	3,125,183
China Everbright Bank Co. Ltd., Class A	3,926,500	2,204,098
China Everbright Bank Co. Ltd., Class H	3,268,000	1,535,681
China Everbright Environment Group Ltd.	4,548,629	2,434,384
China Everbright Ltd.(a)	1,604,000	1,637,709
China Feihe Ltd.(c)	5,338,000	3,173,446
China Galaxy Securities Co. Ltd., Class A	850,600	2,023,001
China Galaxy Securities Co. Ltd., Class H	4,343,000	5,869,176
China Gas Holdings Ltd.	3,937,600	4,136,049
China Hongqiao Group Ltd.(a)	3,772,500	9,951,461
China International Capital Corp. Ltd., Class A	503,300	2,519,860
China International Capital Corp. Ltd., Class H(c)	1,871,600	4,752,437
China Jinmao Holdings Group Ltd.	6,712,000	1,221,286
China Lesso Group Holdings Ltd.	1,515,000	901,413
China Life Insurance Co. Ltd., Class A	306,300	1,735,260
China Life Insurance Co. Ltd., Class H	9,793,000	28,288,152
China Literature Ltd.(b)(c)	540,200	2,122,920
China Longyuan Power Group Corp. Ltd., Class H	3,659,000	3,299,472
China Medical System Holdings Ltd.	1,854,000	3,147,916
China Mengniu Dairy Co. Ltd.	3,930,000	8,178,390
China Merchants Bank Co. Ltd., Class A	1,809,731	11,149,128
China Merchants Bank Co. Ltd., Class H	5,135,177	33,322,896
China Merchants Port Holdings Co. Ltd.	1,576,000	3,103,817
China Merchants Securities Co. Ltd., Class A	1,253,472	3,099,443
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	885,882	1,067,557
China Metal Recycling Holdings Ltd.(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	2,708,599	1,834,928
China Minsheng Banking Corp. Ltd., Class H	9,647,500	5,806,720
China National Building Material Co. Ltd., Class H	4,922,000	2,928,315
China National Nuclear Power Co. Ltd., Class A	2,116,900	2,696,735
China Nonferrous Mining Corp Ltd.	3,865,000	3,755,199
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	692,600	3,599,177
China Oilfield Services Ltd., Class H	2,112,000	1,875,728
China Overseas Grand Oceans Group Ltd.	2,132,000	526,182
China Overseas Land & Investment Ltd.	4,666,000	8,069,842
China Overseas Property Holdings Ltd.	2,010,000	1,379,568
China Pacific Insurance Group Co. Ltd., Class A	448,388	2,325,065
China Pacific Insurance Group Co. Ltd., Class H	3,600,600	14,501,114
China Petroleum & Chemical Corp., Class A	3,376,148	2,810,591
China Petroleum & Chemical Corp., Class H	30,126,200	17,678,726
China Power International Development Ltd.	7,042,000	2,760,431
China Railway Group Ltd., Class A	1,425,086	1,123,537
China Railway Group Ltd., Class H	6,042,000	3,039,920
China Resources Beer Holdings Co. Ltd.	1,920,500	6,385,453
China Resources Building Materials Technology Holdings Ltd.	2,872,000	700,485
China Resources Gas Group Ltd.	1,137,900	2,880,371
Security	Shares	Value
China (continued)
China Resources Land Ltd.	3,995,666	$14,651,976
China Resources Medical Holdings Co. Ltd.(a)	2,359,500	1,334,644
China Resources Mixc Lifestyle Services Ltd.(c)	777,400	3,610,140
China Resources Pharmaceutical Group Ltd.(c)	1,673,500	1,168,645
China Resources Power Holdings Co. Ltd.	2,590,000	6,418,249
China Ruyi Holdings Ltd.(a)(b)	19,443,600	7,777,440
China Shenhua Energy Co. Ltd., Class A	357,200	1,887,300
China Shenhua Energy Co. Ltd., Class H	4,624,000	20,041,103
China Shineway Pharmaceutical Group Ltd.(a)	859,000	914,964
China Southern Airlines Co. Ltd., Class A(b)	2,201,000	1,727,547
China State Construction Engineering Corp. Ltd., Class A	3,268,480	2,562,241
China State Construction International Holdings Ltd.	3,210,000	4,917,691
China Taiping Insurance Holdings Co. Ltd.	1,720,568	3,823,107
China Three Gorges Renewables Group Co. Ltd., Class A	4,087,800	2,454,030
China Tourism Group Duty Free Corp. Ltd., Class A	168,192	1,512,082
China Tower Corp. Ltd., Class H(c)	5,326,400	7,453,311
China Traditional Chinese Medicine Holdings Co. Ltd.	4,054,000	1,156,810
China Travel International Investment Hong Kong Ltd.(a)	4,846,000	1,139,492
China United Network Communications Ltd., Class A	2,579,300	1,913,684
China Vanke Co. Ltd., Class A(b)	697,592	621,845
China Vanke Co. Ltd., Class H(a)(b)	2,804,000	1,779,098
China Water Affairs Group Ltd.(a)	1,792,000	1,406,111
China Yangtze Power Co. Ltd., Class A	1,897,638	7,328,999
Chinasoft International Ltd.	3,644,000	2,632,337
Chongqing Changan Automobile Co. Ltd., Class A	866,200	1,541,684
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,953,000	2,342,145
Chongqing Zhifei Biological Products Co. Ltd., Class A	246,900	819,808
Chow Tai Fook Jewellery Group Ltd.	3,193,000	5,332,601
CIMC Enric Holdings Ltd.	952,000	812,230
CITIC Ltd.	6,406,000	9,610,109
CITIC Securities Co. Ltd., Class A	1,205,525	4,838,933
CITIC Securities Co. Ltd., Class H	2,073,425	7,285,170
CMOC Group Ltd., Class A	1,300,200	1,607,962
CMOC Group Ltd., Class H	4,962,000	5,632,529
COFCO Joycome Foods Ltd.(b)	6,307,000	1,400,789
Contemporary Amperex Technology Co. Ltd., Class A	346,498	12,654,238
Contemporary Amperex Technology Co. Ltd., Class H(a)(b)	112,174	5,804,469
Cosco Shipping Holdings Co. Ltd., Class A	1,030,699	2,228,877
Cosco Shipping Holdings Co. Ltd., Class H	3,939,800	7,201,718
COSCO Shipping Ports Ltd.	2,922,000	2,046,174
Country Garden Services Holdings Co. Ltd.	2,701,000	2,233,256
CRRC Corp. Ltd., Class A	2,350,300	2,400,394
CRRC Corp. Ltd., Class H	4,924,000	3,412,123
CSC Financial Co. Ltd., Class A	672,500	2,379,560
CSPC Pharmaceutical Group Ltd.	10,349,440	13,007,118
Damai Entertainment Holdings Ltd.(a)(b)	19,990,000	2,815,926
Daqin Railway Co. Ltd., Class A	1,610,200	1,458,927
Daqo New Energy Corp., ADR(a)(b)	75,239	1,637,201
Dongyue Group Ltd.	2,149,000	2,840,426
East Buy Holding Ltd.(b)(c)	609,000	1,703,104
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
East Money Information Co. Ltd., Class A	1,257,916	$4,037,815
ENN Energy Holdings Ltd.	981,900	8,002,500
Eoptolink Technology Inc. Ltd., Class A	213,080	5,533,658
Eve Energy Co. Ltd., Class A	289,043	1,767,995
Far East Horizon Ltd.	2,176,000	2,217,580
Focus Media Information Technology Co. Ltd., Class A	2,514,400	2,609,728
Foshan Haitian Flavouring & Food Co. Ltd., Class A	734,202	3,897,307
Fosun International Ltd.	3,179,500	2,194,223
Founder Securities Co. Ltd., Class A	2,713,400	3,046,179
Foxconn Industrial Internet Co. Ltd., Class A	1,081,900	5,154,833
Fu Shou Yuan International Group Ltd.(a)	2,319,000	1,065,743
Fufeng Group Ltd.	1,925,000	2,125,330
Fuyao Glass Industry Group Co. Ltd., Class A	224,800	1,701,529
Fuyao Glass Industry Group Co. Ltd., Class H(c)	728,000	5,248,567
Ganfeng Lithium Group Co. Ltd., Class A	500,380	2,492,130
GCL Technology Holdings Ltd.(a)(b)	27,883,000	4,131,330
GD Power Development Co. Ltd., Class A	2,579,900	1,637,775
GDS Holdings Ltd., Class A(b)	1,445,588	6,514,890
Geely Automobile Holdings Ltd.	8,190,000	18,370,314
Genertec Universal Medical Group Co. Ltd.(c)	2,245,000	1,837,817
Genscript Biotech Corp.(b)	1,694,000	3,674,123
GF Securities Co. Ltd., Class A	1,268,300	3,367,239
Giant Biogene Holding Co. Ltd.(a)(c)	548,400	3,910,498
GigaDevice Semiconductor Inc., Class A	105,580	1,766,204
GoerTek Inc., Class A	416,900	1,321,516
Goldwind Science & Technology Co. Ltd., Class A	614,400	820,418
Great Wall Motor Co. Ltd., Class H	3,452,000	5,633,415
Gree Electric Appliances Inc. of Zhuhai, Class A	332,800	2,103,268
Greentown China Holdings Ltd.	1,272,500	1,600,592
Greentown Service Group Co. Ltd.	1,724,000	1,049,705
Guangdong Haid Group Co. Ltd., Class A	315,900	2,471,767
Guangdong Investment Ltd.	4,368,000	3,887,912
Guangzhou Tinci Materials Technology Co. Ltd., Class A	321,000	838,245
Guotai Haitong Securities Co. Ltd.	786,189	2,207,945
Guotai Haitong Securities Co. Ltd., Class H(c)	2,704,912	5,839,172
Gushengtang Holdings Ltd.(a)	402,300	1,832,982
H World Group Ltd., ADR	283,371	8,846,843
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	19,006,000	1,893,603
Haidilao International Holding Ltd.(a)(c)	1,887,000	3,345,079
Haier Smart Home Co. Ltd., Class A	192,200	660,321
Haier Smart Home Co. Ltd., Class A	3,465,200	10,916,684
Haitian International Holdings Ltd.	809,000	2,193,000
Hanergy Thin Film Power Group Ltd.(b)(d)	4,386	—
Hangzhou First Applied Material Co. Ltd., Class A	284,984	576,839
Hangzhou Tigermed Consulting Co. Ltd., Class A	235,300	2,213,918
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,362,000	6,119,016
Harbin Electric Co. Ltd., Class H	1,504,000	1,433,770
Hello Group Inc., ADR	231,150	1,902,364
Henan Shuanghui Investment & Development Co. Ltd., Class A	612,341	2,095,083
Hengan International Group Co. Ltd.	727,000	2,171,843
Hengli Petrochemical Co. Ltd., Class A	1,125,900	2,408,856
Hisense Home Appliances Group Co. Ltd., Class H(a)	478,136	1,371,157
Hithink RoyalFlush Information Network Co. Ltd., Class A	57,000	2,231,331
Security	Shares	Value
China (continued)
Hopson Development Holdings Ltd.(b)	1,327,952	$639,447
Hua Hong Semiconductor Ltd.(a)(c)	1,035,000	5,328,852
Huabao International Holdings Ltd.	1,022,000	445,253
Huadong Medicine Co. Ltd., Class A	222,700	1,369,035
Hualan Biological Engineering Inc., Class A	325,600	748,016
Huaneng Power International Inc., Class H	5,746,000	3,900,530
Huatai Securities Co. Ltd., Class A	404,900	1,123,074
Huatai Securities Co. Ltd., Class H(c)	1,775,000	4,085,288
Huaxia Bank Co. Ltd., Class A	1,595,731	1,757,995
Hundsun Technologies Inc., Class A	320,648	1,601,845
HUTCHMED China Ltd.(b)	1,165,345	4,165,026
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	868,800	1,887,952
Hygon Information Technology Co. Ltd., Class A	183,979	3,534,596
IEIT Systems Co. Ltd., Class A	214,800	1,653,920
Iflytek Co. Ltd., Class A	292,800	1,975,189
Imeik Technology Development Co. Ltd., Class A	48,720	1,249,494
Industrial & Commercial Bank of China Ltd., Class A	4,971,541	5,210,278
Industrial & Commercial Bank of China Ltd., Class H	85,880,000	65,803,378
Industrial Bank Co. Ltd., Class A	1,394,198	4,370,947
INESA Intelligent Tech Inc., Class B	779,814	598,971
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	9,292,800	3,462,405
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	709,800	2,695,281
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,400,284	2,873,367
Innovent Biologics Inc.(b)(c)	1,656,500	20,504,321
iQIYI Inc., ADR(a)(b)	663,726	1,221,256
J&T Global Express Ltd.(b)	3,114,200	4,096,587
JA Solar Technology Co. Ltd., Class A(b)	358,876	549,039
JD Health International Inc.(b)(c)	1,615,750	10,331,812
JD Logistics Inc.(b)(c)	2,974,000	5,153,993
JD.com Inc., Class A	3,216,140	50,692,582
Jiangsu Eastern Shenghong Co. Ltd., Class A(b)	2,252,007	2,784,639
Jiangsu Expressway Co. Ltd., Class H	1,860,000	2,280,727
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	1,956,808
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	468,559	4,085,124
Jiangsu King's Luck Brewery JSC Ltd., Class A	171,200	932,368
Jiangsu Yanghe Distillery Co. Ltd., Class A	145,500	1,359,512
Jiangxi Copper Co. Ltd., Class A	232,700	723,136
Jiangxi Copper Co. Ltd., Class H	1,142,000	2,282,548
JinkoSolar Holding Co. Ltd., ADR(a)	63,761	1,398,916
Jinxin Fertility Group Ltd.(a)(c)	3,566,000	1,514,774
Jiumaojiu International Holdings Ltd.(a)(c)	1,043,000	376,082
JOYY Inc., ADR	54,102	2,715,920
Kanzhun Ltd., ADR(b)	377,997	7,166,823
KE Holdings Inc., Class A(a)	2,743,906	16,781,786
Keymed Biosciences Inc.(b)(c)	389,500	3,046,535
Kingboard Holdings Ltd.	977,500	3,501,529
Kingboard Laminates Holdings Ltd.	1,595,000	2,047,891
Kingdee International Software Group Co. Ltd.(b)	4,097,000	9,509,182
Kingsoft Cloud Holdings Ltd.(a)(b)	4,136,730	4,036,914
Kingsoft Corp. Ltd.	1,180,400	5,367,579
Kuaishou Technology(b)(c)	3,528,200	34,449,525
Kunlun Energy Co. Ltd.	4,538,000	4,371,684
Kweichow Moutai Co. Ltd., Class A	92,030	18,111,234
Lee & Man Paper Manufacturing Ltd.(a)	1,583,000	524,518
Legend Biotech Corp., ADR(a)(b)	95,899	3,746,774
Lenovo Group Ltd.	10,822,000	13,876,499
Li Auto Inc., Class A(b)	1,692,318	22,155,329

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Li Ning Co. Ltd.	3,012,500	$6,382,552
Lifetech Scientific Corp. (a)(b)	6,158,000	1,595,208
Lingyi iTech Guangdong Co., Class A	1,229,500	1,524,988
LK Technology Holdings Ltd.(a)	810,000	326,151
Longfor Group Holdings Ltd.(c)	2,743,000	3,414,097
LONGi Green Energy Technology Co. Ltd., Class A(b)	1,003,560	2,188,932
Lonking Holdings Ltd.	3,625,000	1,223,437
Lufax Holding Ltd., ADR(b)	246,984	713,784
Luxshare Precision Industry Co. Ltd., Class A	599,131	3,024,322
Luye Pharma Group Ltd. (a)(b)(c)	3,030,500	1,658,181
Luzhou Laojiao Co. Ltd., Class A	240,100	4,086,445
Mango Excellent Media Co. Ltd., Class A	241,897	737,196
Maoyan Entertainment(a)(c)	1,036,600	1,027,778
Meitu Inc.(c)	4,677,500	7,153,028
Meituan, Class B(b)(c)	6,563,890	101,264,670
MH Development Ltd.(d)	264,000	—
Microport Scientific Corp.(a)(b)	1,753,000	3,168,614
Midea Group Co. Ltd., Class A	336,600	3,269,070
Midea Group Co. Ltd., Class H	406,100	3,934,792
Ming Yuan Cloud Group Holdings Ltd.(a)	2,219,000	907,605
MINISO Group Holding Ltd.(a)	596,592	2,839,819
Minth Group Ltd.	1,060,000	3,499,101
MMG Ltd.(b)	6,549,200	3,184,357
Montage Technology Co. Ltd., Class A	264,217	3,102,960
Muyuan Foods Co. Ltd., Class A	490,410	3,147,376
NARI Technology Co. Ltd., Class A	801,333	2,429,930
NAURA Technology Group Co. Ltd., Class A	81,135	3,758,907
NetDragon Websoft Holdings Ltd.	629,000	868,748
NetEase Cloud Music Inc.(b)(c)	131,350	4,255,835
NetEase Inc.	2,313,825	60,488,567
New China Life Insurance Co. Ltd., Class A	299,501	2,764,300
New China Life Insurance Co. Ltd., Class H	1,206,900	7,722,844
New Hope Liuhe Co. Ltd., Class A	820,000	1,091,682
New Horizon Health Ltd.(a)(b)(c)(d)	605,000	762,840
New Oriental Education & Technology Group Inc.	1,733,550	7,687,744
Nexteer Automotive Group Ltd.	1,630,000	1,216,384
Nine Dragons Paper Holdings Ltd.(a)(b)	1,749,000	959,134
Ningbo Tuopu Group Co. Ltd., Class A	290,870	1,845,097
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,298,900	2,795,042
NIO Inc., Class A(a)(b)	2,149,769	10,289,494
Noah Holdings Ltd., ADR	60,142	730,725
Nongfu Spring Co. Ltd., Class H(c)	2,610,000	15,079,652
OmniVision Integrated Circuits Group Inc.	145,830	2,439,730
Orient Overseas International Ltd.	238,500	4,291,158
PDD Holdings Inc., ADR(b)	914,475	103,747,189
People's Insurance Co. Group of China Ltd. (The), Class H	14,088,000	10,823,358
PetroChina Co. Ltd., Class A	1,735,200	2,133,403
PetroChina Co. Ltd., Class H	27,082,000	26,465,376
PICC Property & Casualty Co. Ltd., Class H	9,396,520	19,503,245
Ping An Bank Co. Ltd., Class A	1,572,300	2,664,622
Ping An Healthcare and Technology Co. Ltd.(c)	2,457,400	3,853,279
Ping An Insurance Group Co. of China Ltd., Class A	820,463	6,665,536
Ping An Insurance Group Co. of China Ltd., Class H	8,820,500	60,555,915
Poly Developments and Holdings Group Co. Ltd., Class A	973,736	1,075,989
Poly Property Group Co. Ltd.(a)	3,035,000	598,330
Pop Mart International Group Ltd.(c)	748,200	23,339,250
Security	Shares	Value
China (continued)
Postal Savings Bank of China Co. Ltd., Class A	2,180,500	$1,734,754
Postal Savings Bank of China Co. Ltd., Class H(c)	11,759,000	8,306,679
Power Construction Corp. of China Ltd., Class A	1,419,000	1,341,874
Q Technology Group Co. Ltd.	1,219,000	1,837,391
Qifu Technology Inc.	168,882	5,797,719
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	1,042,600	2,603,331
RLX Technology Inc., ADR	763,742	1,748,969
Rongsheng Petrochemical Co. Ltd., Class A	1,200,000	1,518,544
SAIC Motor Corp. Ltd., Class A	1,071,852	2,546,756
Sailun Group Co. Ltd., Class A	591,100	1,054,130
Sany Heavy Equipment International Holdings Co. Ltd.	2,174,000	2,038,977
Sany Heavy Industry Co. Ltd., Class A	1,010,500	2,790,197
SDIC Power Holdings Co. Ltd., Class A	921,600	2,012,383
Seazen Group Ltd.(b)	3,074,000	979,887
Seres Group Co. Ltd., Class A	172,800	3,029,843
SF Holding Co. Ltd., Class A	453,200	2,885,783
Shaanxi Coal Industry Co. Ltd., Class A	906,300	2,527,323
Shandong Gold Mining Co. Ltd., Class A	350,828	1,427,725
Shandong Gold Mining Co. Ltd., Class H(c)	854,000	2,640,920
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,618,800	3,185,466
Shanghai Baosight Software Co. Ltd., Class A	287,224	982,606
Shanghai Baosight Software Co. Ltd., Class B	900,744	1,238,126
Shanghai Industrial Holdings Ltd.	668,000	1,245,285
Shanghai Pudong Development Bank Co. Ltd., Class A	2,141,799	3,799,504
Shanghai United Imaging Healthcare Co. Ltd., Class A	83,967	1,552,144
Shanxi Coking Coal Energy Group Co. Ltd., Class A	787,000	768,566
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	391,900	744,685
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	172,440	4,274,517
Shengyi Technology Co. Ltd., Class A	439,800	2,601,959
Shennan Circuits Co. Ltd., Class A	118,690	2,328,081
Shenwan Hongyuan Group Co. Ltd., Class A	3,928,633	2,880,669
Shenzhen Inovance Technology Co. Ltd., Class A	238,250	2,084,272
Shenzhen International Holdings Ltd.	2,273,500	2,273,380
Shenzhen Investment Ltd.(a)(b)	7,978,000	912,063
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	120,100	3,842,782
Shenzhen Transsion Holdings Co. Ltd., Class A	139,329	1,468,228
Shenzhou International Group Holdings Ltd.	1,083,300	7,796,251
Shougang Fushan Resources Group Ltd.	5,848,000	2,147,028
Shui On Land Ltd.	11,937,500	1,166,306
Sichuan Chuantou Energy Co. Ltd., Class A	671,259	1,450,991
Sichuan Road & Bridge Group Co. Ltd., Class A	1,396,800	1,608,089
Sihuan Pharmaceutical Holdings Group Ltd.	7,525,000	1,244,901
Sino Biopharmaceutical Ltd.	12,601,000	12,067,992
Sinofert Holdings Ltd.	6,252,000	1,129,078
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	1,955,132
Sinopec Kantons Holdings Ltd.(a)	2,400,000	1,378,853
Sinopharm Group Co. Ltd., Class H	1,775,600	4,267,879
Sinotruk Hong Kong Ltd.	906,000	2,761,083
Skyworth Group Ltd.(a)(b)	2,624,000	1,031,495
Smoore International Holdings Ltd.(a)(c)	2,539,000	6,846,165
SooChow Securities Co. Ltd., Class A	1,928,964	2,551,567
SSY Group Ltd.	2,424,000	962,041
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sunac China Holdings Ltd.(a)(b)	10,140,000	$2,009,978
Sunac Services Holdings Ltd.(c)	1,560,000	355,442
Sungrow Power Supply Co. Ltd., Class A	209,160	2,082,589
Sunny Optical Technology Group Co. Ltd.	953,800	8,837,270
Suzhou TFC Optical Communication Co. Ltd., Class A	128,800	1,869,746
TAL Education Group, ADR(b)	580,772	6,353,646
TCL Technology Group Corp., Class A	3,577,960	2,179,431
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	537,875	606,773
Tencent Holdings Ltd.	8,467,000	592,793,276
Tencent Music Entertainment Group, ADR	1,004,782	21,090,374
Tianneng Power International Ltd.	1,432,000	1,237,048
Tianqi Lithium Corp., Class A(b)	195,000	1,030,499
Tingyi Cayman Islands Holding Corp.	3,274,000	4,839,833
Tong Ren Tang Technologies Co. Ltd., Class H	1,590,000	1,066,282
Tongcheng Travel Holdings Ltd.	1,569,200	3,931,833
Tongwei Co. Ltd., Class A(b)	420,400	1,188,760
Topsports International Holdings Ltd.(c)	3,646,000	1,470,971
Towngas Smart Energy Co. Ltd.	2,091,000	1,061,898
TravelSky Technology Ltd., Class H	1,265,000	2,011,200
Trina Solar Co. Ltd., Class A(b)	182,178	390,744
Trip.com Group Ltd.	831,888	51,645,637
Tsingtao Brewery Co. Ltd., Class H	784,000	4,980,713
Unigroup Guoxin Microelectronics Co. Ltd., Class A	135,517	1,302,253
Unisplendour Corp. Ltd., Class A	867,140	2,957,940
United Energy Group Ltd.(a)	19,212,000	1,391,869
Untradelumena Newmat, NVS(b)(d)	3,800	—
Vipshop Holdings Ltd., ADR	467,057	7,047,890
Vnet Group Inc., ADR(a)(b)	121,075	1,006,133
Wanhua Chemical Group Co. Ltd., Class A	271,687	2,342,198
Want Want China Holdings Ltd.	6,106,000	4,413,258
Weibo Corp., ADR	117,468	1,132,392
Weichai Power Co. Ltd., Class A	858,700	1,798,103
Weichai Power Co. Ltd., Class H	2,213,000	4,691,263
Weimob Inc.(a)(b)(c)	6,811,000	1,898,031
Wens Foodstuff Group Co. Ltd., Class A	895,757	2,146,638
West China Cement Ltd.	5,004,000	1,276,329
Wingtech Technology Co. Ltd., Class A	201,600	1,031,131
Wuliangye Yibin Co. Ltd., Class A	283,374	4,754,483
WuXi AppTec Co. Ltd., Class A	197,761	2,621,009
WuXi AppTec Co. Ltd., Class H(a)(c)	415,250	5,539,111
Wuxi Biologics Cayman Inc.(b)(c)	4,660,500	18,949,739
XCMG Construction Machinery Co. Ltd., Class A	1,706,300	1,982,107
XD Inc.	598,800	3,985,254
Xiaomi Corp., Class B(b)(c)	22,567,400	151,832,346
Xinyi Solar Holdings Ltd.(a)	6,173,600	2,389,948
XPeng Inc., Class A(b)	1,666,806	15,167,927
Xtep International Holdings Ltd.	2,428,500	1,738,709
Yadea Group Holdings Ltd.(c)	1,728,000	2,719,153
Yankuang Energy Group Co. Ltd., Class A	614,625	1,073,788
Yankuang Energy Group Co. Ltd., Class H	3,966,100	4,521,882
Yihai International Holding Ltd.(a)	881,000	1,516,897
Yonyou Network Technology Co. Ltd., Class A(b)	1,136,700	2,486,944
Yuexiu Property Co. Ltd.	2,055,616	1,208,806
Yuexiu REIT	3,430,448	388,678
Yuexiu Transport Infrastructure Ltd.	1,722,000	836,160
Yum China Holdings Inc.	509,484	23,782,713
Yunnan Baiyao Group Co. Ltd., Class A	285,332	2,216,898
Yunnan Energy New Material Co. Ltd., Class A(b)	187,400	766,560
Zai Lab Ltd.(b)	1,414,320	5,343,390
Security	Shares	Value
China (continued)
Zangge Mining Co. Ltd., Class A	498,400	$3,169,487
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	81,100	2,238,322
Zhaojin Mining Industry Co. Ltd., Class H	2,779,500	6,902,132
Zhejiang Expressway Co. Ltd., Class H	3,400,320	3,239,857
Zhejiang Huayou Cobalt Co. Ltd., Class A	578,440	3,531,975
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	278,200	1,072,738
Zhejiang Juhua Co. Ltd., Class A	681,200	2,520,780
Zhejiang Leapmotor Technology Co. Ltd.(b)(c)	811,200	6,237,691
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,315,800	3,367,286
Zhongji Innolight Co. Ltd., Class A	94,640	2,831,054
Zhongsheng Group Holdings Ltd.	1,181,500	1,987,414
Zhuzhou CRRC Times Electric Co. Ltd., Class H	724,600	2,939,256
Zijin Mining Group Co. Ltd., Class A	1,670,200	4,419,656
Zijin Mining Group Co. Ltd., Class H	7,488,000	19,855,621
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,313,900	1,336,934
ZTE Corp., Class A	269,000	1,275,101
ZTE Corp., Class H(a)	838,040	2,644,195
ZTO Express Cayman Inc.	551,546	10,752,176
		3,641,700,895
Colombia — 0.0%
Grupo Cibest SA	296,166	3,856,199
Interconexion Electrica SA ESP	619,831	3,109,713
		6,965,912
Czech Republic — 0.0%
CEZ AS	225,136	13,044,240
Komercni Banka AS	117,404	5,592,610
		18,636,850
Denmark — 1.2%
ALK-Abello A/S(b)	204,221	5,925,230
Alm Brand A/S	1,704,041	4,705,115
Ambu A/S, Class B	234,250	3,419,556
AP Moller - Maersk A/S, Class A	3,416	6,702,769
AP Moller - Maersk A/S, Class B, NVS(a)	6,202	12,247,469
Bavarian Nordic A/S(b)	117,518	4,253,695
Carlsberg A/S, Class B	121,112	15,098,693
Chemometec A/S	27,236	2,102,108
Coloplast A/S, Class B	162,839	14,872,414
D/S Norden A/S	40,985	1,425,328
Danske Bank A/S	898,562	35,647,278
Demant A/S(b)	114,417	4,334,985
DFDS A/S(b)	60,391	1,084,200
DSV A/S	270,674	60,653,956
FLSmidth & Co. A/S	66,732	3,925,599
Genmab A/S(b)	81,059	17,451,794
GN Store Nord A/S(a)(b)	198,420	2,842,474
H Lundbeck A/S	425,358	2,216,012
ISS A/S	189,131	5,436,824
Jyske Bank A/S, Registered	61,336	6,157,665
Matas A/S	109,585	2,247,821
Netcompany Group A/S(a)(b)(c)	60,749	2,227,652
NKT A/S(b)	70,893	6,236,651
Novo Nordisk A/S, Class B	4,240,161	197,201,264
Novonesis Novozymes B, Class B	482,419	31,211,310
Orsted A/S(b)(c)	218,075	10,278,201
Pandora A/S	109,308	18,046,267
Per Aarsleff Holding A/S	28,900	3,112,444
Ringkjoebing Landbobank A/S	37,834	8,340,560

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Rockwool A/S, Class B	110,894	$4,859,443
Royal Unibrew A/S	67,054	5,025,398
Scandinavian Tobacco Group A/S, Class A(c)	96,125	1,259,475
Schouw & Co. A/S	24,863	2,341,715
Sydbank A/S	98,978	7,333,005
TORM PLC, Class A(a)	83,043	1,532,437
Tryg A/S	409,577	9,879,782
Vestas Wind Systems A/S	1,334,675	24,368,616
Zealand Pharma A/S(b)	85,963	4,447,540
		550,452,745
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	2,797,271	5,419,255
Eastern Co. SAE	1,786,720	1,248,901
EFG Holding S.A.E.(b)	2,596,088	1,271,586
Talaat Moustafa Group	1,119,440	1,228,517
		9,168,259
Finland — 0.5%
Citycon OYJ	138,079	594,691
Elisa OYJ	169,900	8,741,808
Finnair OYJ	113,456	371,908
Fortum OYJ	522,260	9,581,237
Hiab OYJ, Class B	59,007	4,026,890
Huhtamaki OYJ	130,214	4,481,886
Kalmar OYJ, Class B	59,313	2,676,677
Kemira OYJ	188,999	4,022,157
Kesko OYJ, Class B	349,306	7,597,201
Kojamo OYJ(b)	284,088	3,611,600
Kone OYJ, Class B	440,831	27,070,744
Konecranes OYJ	93,090	7,757,381
Mandatum OYJ	681,339	4,621,598
Metsa Board OYJ, Class B(a)	334,814	1,231,748
Metso OYJ	809,442	10,166,012
Neste OYJ	533,966	8,427,383
Nokia OYJ	7,021,306	28,614,247
Nokian Renkaat OYJ(a)	244,163	2,192,026
Orion OYJ, Class B	146,565	11,733,808
Outokumpu OYJ	580,752	2,185,200
QT Group OYJ(b)	31,625	2,176,198
Revenio Group OYJ	49,037	1,468,410
Sampo OYJ, Class A	3,102,098	33,296,897
Stora Enso OYJ, Class R	729,156	7,502,637
TietoEVRY OYJ	105,257	1,811,885
Tokmanni Group Corp.	90,214	883,409
UPM-Kymmene OYJ	652,091	16,900,739
Valmet OYJ	199,290	7,190,743
Wartsila OYJ Abp	645,753	17,841,122
YIT OYJ(b)	310,357	1,075,263
		239,853,505
France — 6.2%
Accor SA	244,140	12,373,960
Aeroports de Paris SA	37,816	4,589,896
Air France-KLM, NVS(b)	171,479	2,250,578
Air Liquide SA	759,076	149,337,911
Airbus SE	777,067	156,233,253
Alstom SA(b)	465,508	10,919,106
Alten SA	40,862	3,321,067
Amundi SA(c)	62,709	4,634,223
Aperam SA	71,500	2,103,102
ArcelorMittal SA	620,362	19,340,511
Arkema SA	84,111	5,719,663
AXA SA	2,321,763	112,766,027
Security	Shares	Value
France (continued)
Beneteau SACA(a)	64,517	$598,945
BioMerieux	53,155	7,605,644
BNP Paribas SA	1,337,555	121,955,895
Bollore SE	934,335	5,389,300
Bouygues SA	251,637	10,361,534
Bureau Veritas SA	414,022	12,750,263
Canal+ SA, NVS(b)	1,334,870	4,222,624
Capgemini SE	211,733	31,522,026
Carrefour SA	702,980	10,074,410
Cie de Saint-Gobain SA	601,885	69,046,501
Cie Generale des Etablissements Michelin SCA	902,771	32,117,404
Coface SA	190,855	3,548,505
Covivio SA/France	65,121	4,216,051
Credit Agricole SA	1,361,472	25,057,229
Danone SA	853,232	69,825,787
Dassault Aviation SA	25,739	8,014,018
Dassault Systemes SE	856,907	28,150,442
Derichebourg SA	184,299	1,211,932
Edenred SE	331,166	9,457,466
Eiffage SA	92,635	12,434,896
Elior Group SA(b)(c)	247,016	733,551
Elis SA(a)	258,368	7,123,221
Emeis SA(b)	99,809	1,552,349
Engie SA	2,389,451	53,710,593
Eramet SA(a)	15,724	869,505
EssilorLuxottica SA	391,664	116,462,994
Eurazeo SE	54,421	3,193,412
Eurofins Scientific SE	160,250	12,272,489
Euronext NV(c)	102,428	16,510,256
Eutelsat Communications SACA(a)(b)	200,798	718,581
FDJ UNITED	122,044	3,806,776
Fnac Darty SA	31,133	1,053,912
Forvia SE(b)	241,291	3,067,591
Gaztransport Et Technigaz SA	46,039	8,659,260
Gecina SA	55,027	5,407,648
Getlink SE	396,384	7,188,784
Havas NV	1,115,833	1,792,392
Hermes International SCA	41,486	101,453,509
ICADE	56,818	1,350,317
ID Logistics Group SACA(b)	4,957	2,488,390
Imerys SA	49,169	1,210,465
Interparfums SA	40,100	1,472,497
Ipsen SA	47,847	5,637,912
IPSOS SA	67,101	3,012,992
JCDecaux SE	100,311	1,649,179
Kaufman & Broad SA	32,413	1,154,824
Kering SA	98,962	24,299,651
Klepierre SA	279,029	10,651,073
Legrand SA	350,271	51,737,378
LISI SA	19,383	1,047,648
L'Oreal SA	316,632	140,104,261
Louis Hachette Group, NVS	1,143,170	2,130,091
LVMH Moet Hennessy Louis Vuitton SE	360,804	193,683,832
Mercialys SA	179,484	2,219,090
Mersen SA	48,393	1,325,276
Metropole Television SA	42,807	625,301
Nexans SA	38,693	5,560,971
Nexity SA(a)(b)	79,541	1,036,433
Opmobility	120,263	1,841,442
Orange SA	2,388,652	36,333,932
Pernod Ricard SA	266,926	27,431,637
Pluxee NV, NVS	111,921	2,269,568
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Publicis Groupe SA	296,239	$27,070,822
Quadient SA	70,813	1,301,696
Remy Cointreau SA	27,043	1,605,505
Renault SA	247,034	9,140,450
Rexel SA	293,096	8,858,659
Rubis SCA	113,688	3,600,030
Safran SA	473,389	156,100,582
Sanofi SA	1,464,560	131,474,471
Sartorius Stedim Biotech	39,067	7,806,773
Schneider Electric SE	718,287	185,887,806
SCOR SE	189,317	6,167,389
SEB SA	30,398	2,220,491
SES SA, Class A	474,196	3,260,902
Societe BIC SA	42,440	2,580,484
Societe Generale SA	956,717	61,065,816
Sodexo SA	112,270	6,677,084
SOITEC(b)	45,274	1,961,005
Sopra Steria Group	21,317	4,593,112
SPIE SA	180,150	10,602,073
STMicroelectronics NV	896,077	22,772,847
Technip Energies NV	175,733	7,588,387
Teleperformance SE	72,489	7,067,033
Television Francaise 1 SA	110,482	1,056,370
Thales SA	123,103	33,113,926
TotalEnergies SE	2,683,390	159,569,030
Trigano SA	13,808	2,354,745
Ubisoft Entertainment SA(b)	150,015	1,582,132
Unibail-Rodamco-Westfield, New	161,847	15,689,330
Valeo SE	275,883	3,001,459
Vallourec SACA	217,009	4,055,697
Veolia Environnement SA	858,533	29,094,866
Verallia SA(c)	120,892	3,889,574
Vicat SACA	28,423	1,840,780
Vinci SA	648,025	90,016,351
Virbac SACA	7,023	2,781,262
Vivendi SE	877,216	3,325,350
VusionGroup	12,057	3,099,297
Wendel SE	30,868	2,892,508
Worldline SA(a)(b)(c)	324,223	1,181,134
		2,844,948,380
Germany — 5.7%
adidas AG	228,679	43,707,148
Aixtron SE	153,890	2,591,376
Allianz SE, Registered	506,196	200,037,336
Aroundtown SA(b)	1,134,127	4,089,767
Aurubis AG(a)	40,058	3,995,568
Auto1 Group SE(b)(c)	173,386	5,197,748
BASF SE	1,165,404	57,115,722
Bayer AG, Registered	1,299,568	40,418,801
Bayerische Motoren Werke AG	373,979	35,584,619
Bechtle AG(a)	87,697	3,806,386
Befesa SA(c)	55,897	1,676,120
Beiersdorf AG	131,686	16,363,582
Bilfinger SE	50,280	5,409,387
Brenntag SE	156,701	9,721,590
CANCOM SE	54,393	1,593,432
Carl Zeiss Meditec AG, Bearer(a)	54,454	3,002,695
Ceconomy AG(b)	302,316	1,527,521
Commerzbank AG	1,206,025	43,978,690
Continental AG	146,159	12,483,523
Covestro AG, NVS(b)	235,144	15,939,765
CTS Eventim AG & Co. KGaA	86,184	9,732,274
Security	Shares	Value
Germany (continued)
Daimler Truck Holding AG	622,259	$30,269,950
Delivery Hero SE, Class A(b)(c)	249,393	7,442,995
Deutsche Bank AG, Registered	2,473,892	81,481,404
Deutsche Boerse AG	251,133	72,674,683
Deutsche Lufthansa AG, Registered	719,369	6,168,468
Deutsche Pfandbriefbank AG(c)	272,777	1,698,241
Deutsche Post AG, Registered	1,254,005	56,186,580
Deutsche Telekom AG, Registered	4,603,408	165,105,360
Deutz AG	256,731	2,251,388
Duerr AG	79,331	2,039,018
E.ON SE	2,939,207	53,620,638
Eckert & Ziegler SE	36,104	2,746,543
Evonik Industries AG	244,554	4,856,369
Evotec SE(a)(b)	247,065	1,973,912
Fielmann Group AG	52,308	3,314,355
flatexDEGIRO AG	177,813	5,374,087
Fraport AG Frankfurt Airport Services Worldwide(b)	53,635	3,991,298
Freenet AG	162,333	5,264,920
Fresenius Medical Care AG	292,479	14,834,949
Fresenius SE & Co. KGaA	578,179	27,596,848
GEA Group AG	202,991	14,580,892
Gerresheimer AG(a)	53,254	2,625,632
Grand City Properties SA(b)	115,602	1,457,514
Grenke AG	45,738	931,504
Hamborner REIT AG	244,934	1,587,396
Hannover Rueck SE	77,372	23,470,282
Heidelberg Materials AG	185,718	42,844,119
HelloFresh SE(b)	214,391	2,255,965
Henkel AG & Co. KGaA	145,088	10,317,252
Hensoldt AG	86,432	9,478,934
Hugo Boss AG(a)	80,952	3,770,183
Hypoport SE(a)(b)	6,397	1,365,079
Infineon Technologies AG	1,732,338	68,051,628
IONOS Group SE(b)	75,256	3,569,129
Jenoptik AG	93,242	1,975,989
K+S AG, Registered	273,470	4,136,988
KION Group AG	94,737	5,823,942
Kloeckner & Co. SE	66,511	485,003
Knorr-Bremse AG	93,633	9,345,082
Kontron AG	98,290	3,170,845
Krones AG	22,760	3,370,203
Lanxess AG	118,803	3,262,560
LEG Immobilien SE	99,809	7,922,187
Mercedes-Benz Group AG	929,751	52,642,732
Merck KGaA	165,521	20,687,538
MTU Aero Engines AG	73,470	31,691,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	175,347	114,794,526
Nemetschek SE	79,718	11,877,428
Nordex SE(b)	194,463	4,773,267
Norma Group SE	46,416	826,197
Patrizia SE	92,727	827,425
Pfeiffer Vacuum Technology AG	12,632	2,240,189
ProSiebenSat.1 Media SE(a)	175,342	1,598,257
Puma SE(a)	130,172	2,751,636
QIAGEN NV	275,422	13,656,982
Rational AG	5,627	4,343,746
Redcare Pharmacy NV(a)(b)(c)	27,765	3,073,318
RENK Group AG	103,700	8,049,964
Rheinmetall AG	59,228	117,241,592
RWE AG	829,329	34,023,373

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Salzgitter AG(a)	79,917	$2,072,096
SAP SE	1,373,752	392,831,968
Scout24 SE(c)	106,196	14,192,204
SGL Carbon SE(a)(b)	85,209	333,668
Siemens AG, Registered	1,000,234	254,762,723
Siemens Energy AG(b)	903,088	104,558,320
Siemens Healthineers AG(c)	434,592	23,408,266
Siltronic AG	31,995	1,383,342
Sixt SE	31,080	3,222,728
SMA Solar Technology AG(a)(b)	20,389	466,720
Stabilus SE	39,350	1,128,039
Stroeer SE & Co. KGaA	47,665	2,561,151
Suedzucker AG(a)	108,737	1,245,212
SUESS MicroTec SE	33,681	1,220,923
Symrise AG, Class A	177,782	16,115,448
TAG Immobilien AG	288,127	4,632,519
Takkt AG	36,043	221,251
Talanx AG(b)	85,514	11,334,627
TeamViewer SE(b)(c)	231,620	2,368,764
thyssenkrupp AG(a)	683,019	7,906,050
United Internet AG, Registered(e)	118,774	3,404,417
Verbio SE(a)	41,180	533,592
Vonovia SE	994,228	30,856,430
Vossloh AG	24,354	2,388,584
Wacker Chemie AG(a)	25,930	1,929,995
Wacker Neuson SE	49,219	1,287,559
Zalando SE(b)(c)	300,609	8,765,171
		2,612,895,189
Greece — 0.2%
Alpha Bank SA	3,075,839	11,513,261
Autohellas Tourist and Trading SA	24,623	298,981
Eurobank Ergasias Services and Holdings SA	3,417,851	12,544,744
FF Group(b)(d)	16,274	—
Hellenic Telecommunications Organization SA	204,814	3,716,365
Jumbo SA	140,277	4,744,891
Metlen Energy & Metals SA	163,137	8,974,389
Motor Oil Hellas Corinth Refineries SA	167,953	4,811,424
National Bank of Greece SA	1,206,426	16,827,896
OPAP SA	298,309	6,692,855
Piraeus Financial Holdings SA	1,498,174	11,520,105
Public Power Corp. SA	288,169	4,673,953
Titan SA	52,889	2,180,336
		88,499,200
Hong Kong — 1.3%
AIA Group Ltd.	14,218,800	132,578,446
ASMPT Ltd.	427,100	3,613,144
Bank of East Asia Ltd. (The)	1,562,200	2,415,937
BOC Hong Kong Holdings Ltd.	5,246,500	23,558,120
Brightoil Petroleum Holdings Ltd.(d)	757,750	1
Cafe de Coral Holdings Ltd.(a)	794,000	731,523
CK Asset Holdings Ltd.	2,429,388	11,131,938
CK Hutchison Holdings Ltd.	3,760,888	24,479,625
CK Infrastructure Holdings Ltd.	859,500	6,053,448
CLP Holdings Ltd.	2,154,000	18,696,235
Cowell e Holdings Inc.(a)(b)	909,000	3,058,242
Dah Sing Banking Group Ltd.	743,600	869,313
Dah Sing Financial Holdings Ltd.	343,600	1,274,671
First Pacific Co. Ltd.	3,845,000	3,025,344
Futu Holdings Ltd., ADR	79,708	12,249,525
Galaxy Entertainment Group Ltd.	2,883,000	14,059,419
Guotai Junan International Holdings Ltd.(a)	7,942,000	6,473,380
Security	Shares	Value
Hong Kong (continued)
Hang Lung Properties Ltd.	3,656,000	$3,765,162
Hang Seng Bank Ltd.	1,050,900	15,308,141
Health and Happiness H&H International Holdings Ltd.	558,000	813,440
Henderson Land Development Co. Ltd.(a)	1,588,941	5,560,142
HKBN Ltd.	2,090,500	1,327,954
HKT Trust & HKT Ltd., Class SS	5,215,600	8,212,365
Hong Kong & China Gas Co. Ltd.	15,848,566	14,145,846
Hong Kong Exchanges & Clearing Ltd.	1,518,500	82,179,392
Hongkong Land Holdings Ltd.	1,515,900	9,171,195
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,290,000	590,217
Hysan Development Co. Ltd.	1,064,000	2,117,204
Jardine Matheson Holdings Ltd.	196,900	10,691,937
Johnson Electric Holdings Ltd.	712,250	2,099,260
JS Global Lifestyle Co. Ltd.(b)(c)	2,769,000	620,820
Kerry Logistics Network Ltd.	1,072,500	1,127,842
Kerry Properties Ltd.	1,434,500	3,830,263
Link REIT	3,602,580	20,072,691
Luk Fook Holdings International Ltd.	611,000	1,594,322
Man Wah Holdings Ltd.(a)	2,830,400	1,596,647
Melco International Development Ltd.(a)(b)	1,837,500	1,270,587
Melco Resorts & Entertainment Ltd., ADR(b)	306,537	2,651,545
MTR Corp. Ltd.	1,910,000	6,870,783
New World Development Co. Ltd.(a)(b)	2,123,416	1,738,833
NWS Holdings Ltd.	2,883,000	2,826,369
Pacific Basin Shipping Ltd.(a)	9,114,000	2,633,542
PAX Global Technology Ltd.	1,371,000	1,189,364
PCCW Ltd.	6,170,000	4,420,480
Power Assets Holdings Ltd.	1,871,500	12,322,138
Sands China Ltd.	3,089,200	7,478,235
Sino Land Co. Ltd.	3,716,000	4,283,429
SITC International Holdings Co. Ltd.	1,619,000	5,248,860
SJM Holdings Ltd.(a)(b)	3,794,000	1,500,726
SmarTone Telecommunications Holdings Ltd.	913,500	534,136
Sun Hung Kai Properties Ltd.	1,884,500	22,383,084
Swire Pacific Ltd., Class A	552,500	4,994,232
Techtronic Industries Co. Ltd.	2,023,500	24,196,302
Vitasoy International Holdings Ltd.	1,234,000	1,440,637
VTech Holdings Ltd.	428,500	3,175,168
WH Group Ltd.(c)	10,690,500	10,702,665
Wharf Holdings Ltd. (The)	1,170,000	3,331,146
Wharf Real Estate Investment Co. Ltd.	1,843,000	5,851,180
Wynn Macau Ltd.	2,624,400	2,175,129
Xinyi Glass Holdings Ltd.(a)	2,123,000	2,188,366
Yue Yuen Industrial Holdings Ltd.	1,193,000	1,865,934
		586,366,021
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	579,316	2,876,527
MOL Hungarian Oil & Gas PLC	456,025	3,962,184
OTP Bank Nyrt	300,052	24,347,981
Richter Gedeon Nyrt	187,841	5,638,129
		36,824,821
India — 5.4%
360 ONE WAM Ltd.	282,339	3,379,416
3M India Ltd.	5,617	1,963,625
Aarti Industries Ltd.	441,056	2,105,563
Aarti Pharmalabs Ltd.	86,518	894,050
ABB India Ltd.	72,577	4,544,637
Adani Enterprises Ltd.	223,703	6,176,616
Adani Ports & Special Economic Zone Ltd.	709,562	11,067,078
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Adani Power Ltd.(b)	941,698	$6,275,507
Aditya Birla Fashion and Retail Ltd.(b)	1,358,525	1,126,915
Aditya Birla Lifestyle Brands Ltd.(b)	868,725	1,423,103
Aditya Birla Real Estate Ltd.	116,557	2,502,738
Aegis Logistics Ltd.	263,451	2,155,867
Affle 3i Ltd.(b)	174,867	3,887,748
AIA Engineering Ltd.	86,225	3,079,931
Ajanta Pharma Ltd.	86,064	2,693,079
Alkem Laboratories Ltd.	63,693	3,649,286
Amara Raja Energy & Mobility Ltd.	264,399	2,895,793
Amber Enterprises India Ltd.(b)	40,096	3,620,072
Ambuja Cements Ltd.	986,125	6,639,565
Angel One Ltd.	72,092	2,129,961
Apar Industries Ltd.	39,009	3,947,719
APL Apollo Tubes Ltd.	266,992	4,858,742
Apollo Hospitals Enterprise Ltd.	145,125	12,372,746
Apollo Tyres Ltd.	684,711	3,499,920
Ashok Leyland Ltd.	5,023,006	6,902,925
Asian Paints Ltd.	540,134	14,743,300
Aster DM Healthcare Ltd.(c)	398,712	2,740,377
Astral Ltd.	253,587	4,044,626
AU Small Finance Bank Ltd.(c)	470,143	3,961,432
Aurobindo Pharma Ltd.(b)	419,191	5,419,820
Avenue Supermarts Ltd.(b)(c)	235,671	11,444,345
Axis Bank Ltd.	3,020,658	36,683,100
Bajaj Auto Ltd.	94,075	8,565,277
Bajaj Finance Ltd.	3,760,979	37,637,493
Bajaj Finserv Ltd.	565,417	12,511,293
Bajaj Holdings & Investment Ltd.	34,020	5,401,790
Balkrishna Industries Ltd.	141,647	4,310,265
Balrampur Chini Mills Ltd.	408,513	2,723,786
Bandhan Bank Ltd.(c)	1,277,692	2,440,805
Bank of Baroda	1,451,260	3,921,423
Bata India Ltd.	177,705	2,407,128
BEML Ltd., (Acquired 05/31/24, Cost: $2,185,864)(f)	42,043	1,885,792
Bharat Dynamics Ltd.	167,017	3,068,071
Bharat Electronics Ltd.	5,145,629	22,354,145
Bharat Forge Ltd.	439,846	5,854,330
Bharat Heavy Electricals Ltd.	1,356,386	3,669,512
Bharat Petroleum Corp. Ltd.	2,154,964	8,052,961
Bharti Airtel Ltd.	3,425,401	74,568,020
Biocon Ltd.	878,819	3,906,967
Birlasoft Ltd.	446,900	1,984,342
Blue Star Ltd.	191,061	3,767,264
Bosch Ltd.	11,190	5,145,001
Brigade Enterprises Ltd.	237,557	2,715,981
Britannia Industries Ltd.	149,547	9,839,467
BSE Ltd.	270,669	7,452,303
Canara Bank	2,970,406	3,614,915
Carborundum Universal Ltd.	162,202	1,718,780
Castrol India Ltd.	498,409	1,234,680
Central Depository Services India Ltd.	222,796	3,745,172
CESC Ltd.	1,542,655	2,965,917
CG Power & Industrial Solutions Ltd.	972,106	7,298,939
Cholamandalam Financial Holdings Ltd.	158,088	3,393,462
Cholamandalam Investment and Finance Co. Ltd.	576,862	9,456,846
Cipla Ltd.	708,369	12,509,943
City Union Bank Ltd.	608,566	1,480,975
Coal India Ltd.	2,536,570	10,847,503
Coforge Ltd.	473,591	9,384,136
Security	Shares	Value
India (continued)
Cohance Lifesciences Ltd.(b)	188,036	$2,134,532
Colgate-Palmolive India Ltd.	170,661	4,363,688
Computer Age Management Services Ltd.	84,971	3,600,184
Container Corp. of India Ltd.	563,960	3,707,177
Coromandel International Ltd.	186,698	5,708,954
CRISIL Ltd.	30,010	1,813,505
Crompton Greaves Consumer Electricals Ltd.	897,985	3,295,843
Cummins India Ltd.	206,947	8,358,203
Cyient Ltd.	122,755	1,680,611
Dabur India Ltd.	815,739	4,914,914
Data Patterns India Ltd.(b)	56,604	1,694,852
Deepak Nitrite Ltd.	125,815	2,633,463
Delhivery Ltd.(b)	820,841	3,968,185
Divi's Laboratories Ltd.	163,446	12,239,566
Dixon Technologies India Ltd.	53,925	10,303,130
DLF Ltd.	983,367	8,745,737
Dr Lal PathLabs Ltd.(c)	84,069	3,008,735
Dr Reddy's Laboratories Ltd.	852,133	12,294,316
Easy Trip Planners Ltd.(b)	9,071,551	1,012,038
Edelweiss Financial Services Ltd.	1,135,047	1,329,604
Eicher Motors Ltd.	196,281	12,213,130
EIH Ltd.	412,579	1,757,962
Elgi Equipments Ltd.	347,117	2,244,288
Emami Ltd.	300,469	2,052,202
Embassy Developments Ltd.(b)	1,117,699	1,338,152
Embassy Office Parks REIT	1,117,516	5,038,573
Engineers India Ltd.	780,226	1,892,561
Eternal Ltd.(b)	6,522,735	22,765,074
Exide Industries Ltd.	848,302	3,704,323
FDC Ltd./India	156,621	852,352
Federal Bank Ltd.	3,020,434	6,948,291
Finolex Cables Ltd.	205,648	2,066,835
Firstsource Solutions Ltd.	711,180	2,759,276
Five-Star Business Finance Ltd.(b)	275,515	1,856,479
Fortis Healthcare Ltd.	876,562	8,535,738
FSN E-Commerce Ventures Ltd.(b)	1,496,804	3,570,941
GAIL India Ltd.	3,613,965	7,280,010
GE Vernova T&D India Ltd.	177,905	5,537,880
GlaxoSmithKline Pharmaceuticals Ltd.	76,338	2,742,336
Glenmark Pharmaceuticals Ltd.	272,497	6,613,159
Global Health Ltd.(b)	155,473	2,322,891
GMR Airports Infrastructure Ltd.(b)	4,218,377	4,305,670
Godrej Consumer Products Ltd.	544,949	7,808,107
Godrej Properties Ltd.(b)	213,476	5,090,093
Granules India Ltd.	423,572	2,282,873
Grasim Industries Ltd.	374,876	11,712,417
Great Eastern Shipping Co. Ltd. (The)	240,886	2,570,174
Gujarat Fluorochemicals Ltd.	48,564	1,984,105
Gujarat Gas Ltd.	311,642	1,560,250
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	257,357	1,581,712
Gujarat State Petronet Ltd.	415,316	1,487,935
Happiest Minds Technologies Ltd.	226,882	1,564,804
Havells India Ltd.	413,303	7,059,102
HBL Engineering Ltd.	276,550	1,841,883
HCL Technologies Ltd.	1,264,420	21,078,011
HDFC Asset Management Co. Ltd.(c)	125,228	8,048,063
HDFC Bank Ltd.	7,450,231	170,970,123
HDFC Life Insurance Co. Ltd.(c)	1,310,954	11,263,958
HEG Ltd.	177,780	1,159,239
Hero MotoCorp Ltd.	177,863	8,616,166
HFCL Ltd.	2,239,547	1,921,653

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hindalco Industries Ltd.	1,870,303	$14,479,169
Hindustan Aeronautics Ltd.	276,222	14,216,052
Hindustan Copper Ltd.	586,795	1,618,136
Hindustan Petroleum Corp. Ltd.	1,395,208	6,624,227
Hindustan Unilever Ltd.	1,117,867	32,104,674
Hyundai Motor India Ltd.(b)	218,254	5,351,698
ICICI Bank Ltd.	6,923,616	116,588,804
ICICI Lombard General Insurance Co. Ltd.(c)	307,750	6,753,707
ICICI Prudential Life Insurance Co. Ltd.(c)	413,219	2,897,809
IDFC First Bank Ltd.	5,951,658	4,650,090
IIFL Finance Ltd.(b)	435,506	2,361,611
IndiaMART Intermesh Ltd.(c)	74,285	2,185,515
Indian Energy Exchange Ltd.(c)	1,279,494	1,965,251
Indian Hotels Co. Ltd., Class A	1,272,386	10,702,122
Indian Oil Corp. Ltd.	3,701,725	6,115,376
Indian Railway Catering & Tourism Corp. Ltd.	526,542	4,340,682
Indraprastha Gas Ltd.	1,196,550	2,777,590
Indus Towers Ltd.(b)	1,711,178	7,056,997
IndusInd Bank Ltd.	758,705	6,883,424
Info Edge India Ltd.	563,306	8,895,186
Infosys Ltd.	4,372,339	74,360,143
Inox Wind Ltd.(b)	1,312,107	2,239,681
Intellect Design Arena Ltd.	144,245	1,673,612
InterGlobe Aviation Ltd.(b)(c)	270,690	18,165,576
Ipca Laboratories Ltd.	251,069	4,204,291
IRB Infrastructure Developers Ltd.	4,074,535	2,081,434
IRCON International Ltd.(c)	915,949	1,837,754
ITC Hotels Ltd.(b)	1,183,328	3,101,828
ITC Ltd.	4,024,799	18,875,077
Jaiprakash Power Ventures Ltd.(b)	7,782,883	1,855,883
JB Chemicals & Pharmaceuticals Ltd.	154,597	3,117,248
Jindal Saw Ltd.	506,194	1,213,745
Jindal Stainless Ltd.	618,537	4,882,718
Jindal Steel & Power Ltd.	517,524	5,673,717
Jio Financial Services Ltd.(b)	3,773,920	14,112,669
JK Cement Ltd.	70,875	5,367,037
JSW Energy Ltd.	623,164	3,646,392
JSW Steel Ltd.	850,726	10,148,106
Jubilant Foodworks Ltd.	474,944	3,538,766
Jubilant Pharmova Ltd., Class A	164,384	2,232,147
Jupiter Wagons Ltd.	293,868	1,135,214
Kajaria Ceramics Ltd.	152,100	2,035,669
Kalpataru Projects International Ltd.	159,606	2,079,169
Kalyan Jewellers India Ltd.	657,381	4,432,834
Karur Vysya Bank Ltd. (The)	1,153,789	3,457,541
Kaynes Technology India Ltd.(b)	50,164	3,513,495
KEI Industries Ltd.	94,098	4,109,655
Kirloskar Oil Engines Ltd.	319,545	3,272,710
Kotak Mahindra Bank Ltd.	1,472,845	33,183,701
KPI Green Energy Ltd.(c)	244,697	1,423,088
KPIT Technologies Ltd.	307,004	4,274,594
Krishna Institute of Medical Sciences Ltd.(b)(c)	607,027	5,205,539
L&T Finance Ltd.	1,258,455	2,895,018
Larsen & Toubro Ltd.	916,133	37,887,274
Laurus Labs Ltd.(c)	638,676	6,341,698
LIC Housing Finance Ltd.	642,700	4,280,084
Lodha Developers Ltd.(c)	380,150	5,315,368
LTIMindtree Ltd.(c)	115,464	6,679,128
Lupin Ltd.	327,533	7,158,944
Mahanagar Gas Ltd.	125,040	1,925,851
Mahindra & Mahindra Financial Services Ltd.	1,107,235	3,242,738
Mahindra & Mahindra Ltd.	1,263,405	46,024,049
Security	Shares	Value
India (continued)
Manappuram Finance Ltd.	1,198,142	$3,449,470
Mankind Pharma Ltd.(b)	151,037	4,406,611
Marico Ltd.	764,126	6,173,820
Maruti Suzuki India Ltd.	168,044	24,104,049
Max Financial Services Ltd.(b)	349,499	5,967,019
Max Healthcare Institute Ltd.	1,118,030	15,862,136
Motherson Sumi Wiring India Ltd.	5,756,040	2,427,642
Motilal Oswal Financial Services Ltd.	289,272	2,994,053
Mphasis Ltd.	152,205	4,805,621
MRF Ltd.	3,764	6,333,731
MTAR Technologies Ltd.(b)	65,029	1,085,924
Multi Commodity Exchange of India Ltd.	28,893	2,521,421
Muthoot Finance Ltd.	177,709	5,285,034
Natco Pharma Ltd.	215,133	2,335,284
National Aluminium Co. Ltd.	1,801,350	3,778,513
Navin Fluorine International Ltd.	60,806	3,495,184
NBCC India Ltd.	2,299,894	2,817,553
NCC Ltd./India	1,115,503	2,757,263
Nestle India Ltd.	451,136	11,549,059
NHPC Ltd.	3,839,491	3,623,392
NLC India Ltd.	591,231	1,622,883
NMDC Ltd.	3,974,401	3,194,410
NMDC Steel Ltd.(b)	3,053,160	1,268,077
NTPC Ltd.	6,045,751	22,945,547
Nuvama Wealth Management Ltd.	31,164	2,567,810
Oberoi Realty Ltd.	173,711	3,215,800
Oil & Natural Gas Corp. Ltd.	4,286,275	11,743,273
Oil India Ltd.	813,641	4,069,969
Olectra Greentech Ltd.	161,950	2,589,828
One 97 Communications Ltd., NVS(b)	424,755	5,249,030
Onesource Specialty Pharma Ltd.(b)	108,758	2,439,651
Oracle Financial Services Software Ltd.	36,592	3,513,094
Page Industries Ltd.	8,136	4,523,475
PB Fintech Ltd.(b)	521,694	10,705,683
Persistent Systems Ltd.	147,950	8,646,340
Petronet LNG Ltd.	1,102,509	3,614,521
PG Electroplast Ltd.	255,441	2,350,630
Phoenix Mills Ltd. (The)	255,856	4,317,808
PI Industries Ltd.	120,757	5,844,264
Pidilite Industries Ltd.	230,467	7,536,173
Piramal Enterprises Ltd.	200,688	2,854,840
Piramal Pharma Ltd.	1,253,822	2,801,136
PNB Housing Finance Ltd.(b)(c)	265,849	2,980,302
Polycab India Ltd.	69,875	5,415,250
Poonawalla Fincorp Ltd.(b)	659,121	3,163,168
Power Finance Corp. Ltd.	2,094,148	9,747,939
Power Grid Corp. of India Ltd.	6,449,575	21,320,794
Praj Industries Ltd.	362,992	1,920,808
Prestige Estates Projects Ltd.	229,842	4,246,562
Procter & Gamble Health Ltd.	26,846	1,806,768
Punjab National Bank	2,780,711	3,325,555
PVR Inox Ltd.(b)	133,982	1,522,802
Radico Khaitan Ltd.	153,870	4,790,916
Rail Vikas Nigam Ltd.	684,623	2,699,557
Railtel Corp. of India Ltd.	385,719	1,606,402
Rajesh Exports Ltd.(b)	98,747	211,252
Ramco Cements Ltd. (The)	216,272	2,893,251
Ramkrishna Forgings Ltd.	215,131	1,425,813
Raymond Lifestyle Ltd.(b)	49,758	648,514
Raymond Ltd.(b)	351,523	2,667,110
Raymond Realty Ltd.(b)	85,973	676,802
RBL Bank Ltd.(c)	838,290	2,538,197
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
REC Ltd.	1,844,151	$8,266,071
Redington Ltd.	1,235,276	3,507,156
Reliance Industries Ltd.	8,015,728	126,588,262
Reliance Power Ltd.(b)	4,920,402	2,941,852
Sammaan Capital Ltd.	1,124,032	1,618,245
Samvardhana Motherson International Ltd.	6,862,257	7,552,898
SBI Cards & Payment Services Ltd.	429,059	3,954,648
SBI Life Insurance Co. Ltd.(c)	608,943	12,739,370
Shree Cement Ltd.	13,516	4,737,943
Shriram Finance Ltd.	1,916,317	13,724,841
Siemens Ltd.	131,706	4,534,806
SJVN Ltd.	2,259,931	2,392,275
SKF India Ltd.	38,244	2,127,702
Solar Industries India Ltd.	38,414	6,208,056
Sona Blw Precision Forgings Ltd.(c)	694,375	3,537,202
Sonata Software Ltd.	377,812	1,684,206
SRF Ltd.	174,569	6,039,634
Star Health & Allied Insurance Co. Ltd.(b)	401,287	2,032,517
State Bank of India	2,440,166	22,108,978
Sterling and Wilson Renewable(b)	300,359	957,131
Sterlite Technologies Ltd.(b)	425,039	578,130
STL Networks Ltd., NVS	425,039	125,476
Strides Pharma Science Ltd.	229,327	2,275,427
Sun Pharmaceutical Industries Ltd.	1,296,788	25,183,661
Sundaram Finance Ltd.	88,334	4,698,475
Sundram Fasteners Ltd.	137,301	1,539,079
Supreme Industries Ltd.	103,712	5,069,726
Suzlon Energy Ltd.(b)	13,166,790	9,186,325
Swan Energy Ltd.	239,188	1,265,357
Symphony Ltd.	52,185	661,671
Syngene International Ltd.(c)	368,815	2,994,624
Tanla Platforms Ltd.	159,059	1,132,719
Tata Chemicals Ltd.	275,328	3,077,255
Tata Communications Ltd.	182,178	3,574,222
Tata Consultancy Services Ltd.	1,178,775	40,651,755
Tata Consumer Products Ltd.	864,158	10,552,337
Tata Elxsi Ltd.	49,152	3,405,427
Tata Motors Ltd.	2,718,355	20,547,130
Tata Power Co. Ltd. (The)	2,209,809	9,981,731
Tata Steel Ltd.	10,421,572	18,715,376
Tata Teleservices Maharashtra Ltd.(b)	1,339,853	898,959
Tech Mahindra Ltd.	738,859	12,257,713
Tejas Networks Ltd.(c)	157,095	1,039,869
Thermax Ltd.	66,720	2,990,963
Timken India Ltd.	65,461	2,475,470
Titagarh Rail System Ltd.	138,551	1,352,096
Titan Co. Ltd.	490,974	18,689,619
Torrent Pharmaceuticals Ltd.	176,046	7,493,499
Torrent Power Ltd.	214,814	3,189,889
Trent Ltd.	259,943	14,827,225
Triveni Turbine Ltd.	294,721	2,003,078
Tube Investments of India Ltd.	149,789	4,835,814
TVS Motor Co. Ltd.	358,277	11,411,619
UltraTech Cement Ltd.	160,503	22,347,447
Union Bank of India Ltd.	2,007,367	2,981,165
United Spirits Ltd.	452,823	6,913,523
UNO Minda Ltd.	297,705	3,526,295
UPL Ltd.	725,389	5,803,361
Varun Beverages Ltd.	1,853,600	11,016,533
Vedanta Ltd.	1,884,933	9,103,019
VIP Industries Ltd.(b)	161,141	822,469
Vodafone Idea Ltd.(b)	39,896,090	3,132,336
Security	Shares	Value
India (continued)
Voltas Ltd.	317,180	$4,787,298
Waaree Renewable Technologies Ltd.	68,359	809,256
Wipro Ltd.	3,603,376	10,136,138
Wockhardt Ltd.(b)	149,672	2,828,617
Yes Bank Ltd.(b)	19,174,527	4,123,623
Zee Entertainment Enterprises Ltd.	1,198,791	1,608,867
Zydus Lifesciences Ltd.	359,453	3,958,556
		2,479,068,414
Indonesia — 0.4%
AKR Corporindo Tbk PT	11,354,500	925,637
Alamtri Resources Indonesia Tbk PT	20,779,400	2,329,315
Amman Mineral Internasional PT(b)	8,615,300	4,391,364
Aneka Tambang Tbk	18,463,600	3,194,851
Astra International Tbk PT	26,418,300	8,166,436
Bank Central Asia Tbk PT	74,886,000	37,532,523
Bank Mandiri Persero Tbk PT	49,733,600	13,539,017
Bank Negara Indonesia Persero Tbk PT	17,953,900	4,353,975
Bank Rakyat Indonesia Persero Tbk PT	90,085,213	20,172,823
Bank Tabungan Negara Persero Tbk PT	8,639,493	582,218
Barito Pacific Tbk PT	40,751,536	6,484,653
Bukalapak.com PT Tbk(b)	64,297,800	588,713
Bukit Asam Tbk PT	8,925,400	1,310,439
Bumi Resources Minerals Tbk PT(b)	102,897,307	2,679,281
Bumi Serpong Damai Tbk PT(b)	14,072,800	674,132
Chandra Asri Pacific Tbk PT	10,681,400	6,005,230
Charoen Pokphand Indonesia Tbk PT	10,511,900	3,141,739
Ciputra Development Tbk PT	21,871,796	1,218,215
ESSA Industries Indonesia Tbk PT	16,472,900	629,023
GoTo Gojek Tokopedia Tbk PT(b)	1,093,855,800	4,298,470
Hanson International Tbk PT(b)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	4,982,300	2,052,363
Indo Tambangraya Megah Tbk PT	492,100	686,628
Indocement Tunggal Prakarsa Tbk PT	2,457,500	781,912
Indofood CBP Sukses Makmur Tbk PT	3,822,100	2,270,438
Indofood Sukses Makmur Tbk PT	6,035,100	3,116,257
Japfa Comfeed Indonesia Tbk PT	8,792,700	851,490
Jasa Marga Persero Tbk PT	3,589,038	779,907
Kalbe Farma Tbk PT	30,780,100	2,662,179
Medco Energi Internasional Tbk PT	17,414,620	1,357,598
Merdeka Copper Gold Tbk PT(b)	21,683,076	3,096,359
Mitra Adiperkasa Tbk PT	22,891,500	1,633,546
Pabrik Kertas Tjiwi Kimia Tbk PT	2,489,000	926,509
Pakuwon Jati Tbk PT	15,719,500	336,266
Perusahaan Gas Negara Tbk PT	17,985,800	1,778,075
Pool Advista Indonesia Tbk PT(b)(d)	1,914,800	—
Sarana Menara Nusantara Tbk PT	47,511,300	1,758,564
Semen Indonesia Persero Tbk PT	6,273,921	934,449
Sumber Alfaria Trijaya Tbk PT	21,169,500	2,975,409
Telkom Indonesia Persero Tbk PT	65,848,000	11,562,575
Trada Alam Minera Tbk PT(b)(d)	39,223,500	—
United Tractors Tbk PT	2,094,800	3,069,550
Waskita Karya Persero Tbk PT(b)(d)	19,926,317	122,307
XLSMART Telecom Sejahtera Tbk. PT	9,774,300	1,496,885
		166,467,320
Ireland — 0.3%
AIB Group PLC	2,494,766	19,680,335
Bank of Ireland Group PLC	1,319,534	17,694,910
Dalata Hotel Group PLC	284,354	2,070,340
Glanbia PLC	291,035	4,228,703
Kerry Group PLC, Class A	204,512	18,890,766
Kingspan Group PLC	208,374	17,293,350

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Ryanair Holdings PLC	1,116,555	$32,829,717
		112,688,121
Israel — 0.9%
Airport City Ltd.(b)	147,523	2,630,333
Alony Hetz Properties & Investments Ltd.	312,670	3,259,307
Amot Investments Ltd.	628,353	4,284,308
Azrieli Group Ltd.	63,151	6,204,532
Bank Hapoalim BM	1,649,051	30,924,769
Bank Leumi Le-Israel BM	1,979,049	36,609,984
Bezeq The Israeli Telecommunication Corp. Ltd.	2,956,074	5,498,891
Big Shopping Centers Ltd.(b)	28,766	5,479,013
Camtek Ltd./Israel(b)	43,969	4,255,211
Cellebrite DI Ltd.(b)	226,931	3,172,495
Check Point Software Technologies Ltd.(b)	116,669	21,723,768
Clal Insurance Enterprises Holdings Ltd.	154,782	7,420,883
CyberArk Software Ltd.(b)	66,847	27,505,535
Danel Adir Yeoshua Ltd.	14,012	1,920,537
Delek Group Ltd.	23,067	4,684,597
Elbit Systems Ltd.	38,771	17,886,316
Enlight Renewable Energy Ltd.(b)	250,092	6,140,821
Fattal Holdings 1998 Ltd.(b)	18,624	3,352,077
First International Bank Of Israel Ltd. (The)	103,460	7,186,083
Fiverr International Ltd.(b)	73,167	1,615,527
G City Ltd.	312,209	1,118,477
Global-e Online Ltd.(a)(b)	150,781	4,998,390
Harel Insurance Investments & Financial Services Ltd.	244,638	7,374,798
ICL Group Ltd.	1,041,520	6,488,573
Inmode Ltd.(b)	184,428	2,519,286
Isracard Ltd.	673,296	2,757,853
Israel Corp Ltd.	7,749	2,401,860
Israel Discount Bank Ltd., Class A	1,588,970	15,196,162
Ituran Location and Control Ltd.	48,695	1,923,453
Kenon Holdings Ltd./Singapore	65,013	3,092,343
Kornit Digital Ltd.(b)	82,644	1,654,533
Melisron Ltd.	50,930	5,863,950
Mivne Real Estate KD Ltd.	1,424,086	5,367,979
Mizrahi Tefahot Bank Ltd.	216,668	13,384,411
Monday.com Ltd.(b)	57,512	15,084,823
Next Vision Stabilized Systems Ltd.	114,865	4,707,918
Nice Ltd.(b)	83,267	12,998,904
Nova Ltd.(b)	40,902	10,907,356
Oddity Tech Ltd., Class A(a)(b)	51,324	3,596,273
Oil Refineries Ltd.	7,151,014	1,870,714
Paz Retail & Energy Ltd.	23,494	4,344,054
Phoenix Financial Ltd.	326,088	11,110,824
Radware Ltd.(b)	83,972	2,149,683
Reit 1 Ltd.	449,453	2,946,922
Shapir Engineering and Industry Ltd.	330,199	2,730,503
Shikun & Binui Ltd.(b)	738,108	3,513,455
Shufersal Ltd.	416,006	5,029,420
Strauss Group Ltd.	140,492	3,772,517
Teva Pharmaceutical Industries Ltd., ADR(b)	1,567,112	24,211,880
Tower Semiconductor Ltd.(b)	146,566	6,800,951
Wix.com Ltd.(b)	71,620	9,742,469
ZIM Integrated Shipping Services Ltd.	170,260	2,698,621
		404,114,342
Italy — 2.0%
A2A SpA	2,101,683	5,121,278
ACEA SpA	78,164	1,734,638
AMCO - Asset Management Co. SpA, NVS(b)(d)	261	—
Security	Shares	Value
Italy (continued)
Amplifon SpA	176,730	$2,975,056
Azimut Holding SpA	143,222	4,868,472
Banca Generali SpA	89,147	4,979,062
Banca IFIS SpA	58,454	1,618,857
Banca Mediolanum SpA	292,509	5,159,502
Banca Monte dei Paschi di Siena SpA	1,151,224	9,800,855
Banca Popolare di Sondrio SpA	119,523	1,636,644
Banco BPM SpA	1,646,341	20,996,031
BFF Bank SpA(b)(c)	245,441	2,913,922
Bio On SpA(a)(b)(d)	4,387	—
BPER Banca SpA	1,927,398	18,966,591
Brembo NV	248,626	2,383,516
Brunello Cucinelli SpA	44,297	4,967,585
Buzzi SpA	117,959	6,159,768
CIR SpA-Compagnie Industriali(b)	2,005,929	1,545,745
Credito Emiliano SpA	241,665	3,663,278
Danieli & C Officine Meccaniche SpA	41,659	1,790,166
Davide Campari-Milano NV(a)	820,956	5,654,602
De' Longhi SpA	107,615	3,529,607
DiaSorin SpA	30,416	2,973,620
Enav SpA(c)	356,549	1,564,191
Enel SpA	10,491,215	92,514,519
Eni SpA	2,812,178	47,996,379
ERG SpA	106,571	2,308,800
Ferrari NV	165,903	72,749,673
Fincantieri SpA(b)	126,988	2,457,518
FinecoBank Banca Fineco SpA	817,667	17,411,414
Generali	1,168,870	43,605,594
GVS SpA(a)(b)(c)	139,074	779,774
Hera SpA	1,028,683	4,401,693
Infrastrutture Wireless Italiane SpA(c)	399,911	4,727,865
Interpump Group SpA	113,910	4,673,524
Intesa Sanpaolo SpA	19,838,732	119,533,505
Iren SpA	1,111,189	3,182,076
Italgas SpA	751,631	6,236,557
Iveco Group NV	256,379	5,299,310
Juventus Football Club SpA, NVS(a)(b)	283,454	896,025
Leonardo SpA	533,683	28,767,180
Lottomatica Group SpA	379,891	10,248,682
Maire SpA	254,435	3,534,227
MARR SpA(a)	49,866	584,124
Mediobanca Banca di Credito Finanziario SpA	676,038	14,883,888
MFE-MediaForEurope NV, Class A	477,266	1,512,551
MFE-MediaForEurope NV, Class B	91,722	412,188
Moncler SpA	317,911	16,955,013
Nexi SpA(c)	701,472	4,005,569
Piaggio & C SpA(a)	529,002	1,141,961
Pirelli & C SpA(c)	492,645	3,321,102
Poste Italiane SpA(c)	633,857	13,694,422
Prysmian SpA	360,662	28,803,702
Recordati Industria Chimica e Farmaceutica SpA	151,602	8,694,933
Reply SpA	22,173	3,473,041
Saipem SpA	1,716,714	4,588,827
Salvatore Ferragamo SpA(a)(b)	96,901	548,004
Snam SpA	2,632,590	15,256,552
SOL SpA	53,394	2,851,674
Stellantis NV	2,560,039	22,592,608
Tamburi Investment Partners SpA	201,229	1,772,035
Technogym SpA(c)	183,796	2,835,834
Telecom Italia SpA/Milano(b)	14,139,187	6,497,416
Tenaris SA	544,023	9,501,453
Terna - Rete Elettrica Nazionale	1,762,339	17,052,295
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
UniCredit SpA	1,850,731	$136,165,248
Unipol Gruppo SpA	500,158	10,032,020
Webuild SpA	945,214	4,254,079
		917,757,840
Japan — 14.7%
77 Bank Ltd. (The)	105,600	3,647,603
ABC-Mart Inc.	194,200	3,634,136
Activia Properties Inc.	3,009	2,570,733
Adastria Co. Ltd.	64,600	1,282,916
ADEKA Corp.	142,100	2,804,385
Advance Residence Investment Corp.	2,985	3,078,601
Advantest Corp.	1,012,300	67,317,032
Aeon Co. Ltd.	965,705	30,847,350
AEON Financial Service Co. Ltd.	135,500	1,218,487
AEON REIT Investment Corp.	3,424	2,919,182
AGC Inc.	221,000	6,650,922
Ai Holdings Corp.	97,800	1,565,375
Aica Kogyo Co. Ltd.	104,300	2,568,157
Aiful Corp.	728,400	2,152,294
Ain Holdings Inc.	44,300	1,705,098
Air Water Inc.	168,500	2,489,200
Aisin Corp.	602,300	8,323,791
Ajinomoto Co. Inc.	1,181,300	31,252,974
Alfresa Holdings Corp.	211,000	3,062,874
Alps Alpine Co. Ltd.	260,500	2,759,813
ALSOK Co Ltd.	327,600	2,281,930
Amada Co. Ltd.	351,900	3,967,998
Amano Corp.	107,700	3,005,231
ANA Holdings Inc.	110,300	2,045,244
Anritsu Corp.	196,300	2,115,859
Aozora Bank Ltd.	172,800	2,535,214
Appier Group Inc.(a)	132,400	1,342,562
Arcs Co. Ltd.	60,800	1,223,395
ARE Holdings Inc.	214,700	2,530,770
Ariake Japan Co. Ltd.	43,400	1,922,416
Artience Co. Ltd.	104,500	2,212,900
As One Corp.	99,000	1,555,760
Asahi Group Holdings Ltd.	1,882,100	23,876,469
Asahi Intecc Co. Ltd.	266,800	4,151,963
Asahi Kasei Corp.	1,406,400	9,785,385
Asics Corp.	917,800	21,576,824
ASKUL Corp.	65,700	656,199
Astellas Pharma Inc.	2,312,100	23,973,287
Atom Corp.(a)(b)	284,800	1,273,475
Autobacs Seven Co. Ltd.	198,800	1,939,512
Awa Bank Ltd. (The)	59,100	1,252,838
Azbil Corp.	527,200	4,926,369
Bandai Namco Holdings Inc.	799,500	25,853,366
BayCurrent Inc.	181,300	10,410,254
Bic Camera Inc.	173,600	1,812,613
BIPROGY Inc.	83,900	3,383,277
BML Inc.	59,200	1,374,824
Bridgestone Corp.	747,000	30,216,275
Brother Industries Ltd.	316,200	5,380,409
Calbee Inc.	127,800	2,345,470
Canon Electronics Inc.	57,400	969,820
Canon Inc.	1,207,400	34,293,348
Canon Marketing Japan Inc.	76,600	2,767,426
Capcom Co. Ltd.	452,500	11,518,719
Casio Computer Co. Ltd.	256,500	2,032,084
Central Glass Co. Ltd.	57,900	1,250,676
Central Japan Railway Co.	949,200	22,127,920
Security	Shares	Value
Japan (continued)
Change Holdings Inc.	131,700	$1,007,487
Chiba Bank Ltd. (The)	609,200	5,678,173
Chiyoda Corp.(b)	286,000	679,509
Chubu Electric Power Co. Inc.	724,300	8,858,729
Chugai Pharmaceutical Co. Ltd.	892,200	42,769,328
Chugin Financial Group Inc., NVS	204,500	2,654,975
Chugoku Electric Power Co. Inc. (The)	414,000	2,254,146
Citizen Watch Co. Ltd.	366,300	2,198,682
Coca-Cola Bottlers Japan Holdings Inc.	172,675	2,640,261
Colowide Co. Ltd.	139,400	1,799,676
Comforia Residential REIT Inc.	1,596	3,134,939
COMSYS Holdings Corp.	101,700	2,331,457
Concordia Financial Group Ltd.	1,339,800	8,884,519
Cosmo Energy Holdings Co. Ltd.	78,900	3,501,785
Cosmos Pharmaceutical Corp.	57,000	3,540,922
Create Restaurants Holdings Inc.	231,000	2,350,300
Create SD Holdings Co. Ltd.	74,900	1,707,970
Credit Saison Co. Ltd.	153,900	4,060,424
CyberAgent Inc.	562,300	5,631,625
Dai Nippon Printing Co. Ltd.	478,800	7,373,261
Daicel Corp.	271,700	2,337,183
Daido Steel Co. Ltd.	278,000	2,140,720
Daifuku Co. Ltd.	416,300	10,539,131
Dai-ichi Life Holdings Inc.	4,639,200	36,706,197
Daiichi Sankyo Co. Ltd.	2,275,000	55,810,118
Daiichikosho Co. Ltd.	109,400	1,174,532
Daikin Industries Ltd.	344,600	42,370,553
Daio Paper Corp.	115,500	643,456
Daiseki Co. Ltd.	85,360	1,987,256
Daishi Hokuetsu Financial Group Inc.	119,600	2,927,090
Daito Trust Construction Co. Ltd.	68,900	7,053,821
Daiwa House Industry Co. Ltd.	733,200	24,240,259
Daiwa House REIT Investment Corp.	2,812	4,702,572
Daiwa Office Investment Corp.	1,306	3,034,201
Daiwa Securities Group Inc.	1,658,400	11,545,535
Daiwa Securities Living Investments Corp.	4,027	2,728,447
Daiwabo Holdings Co. Ltd.	136,600	2,512,020
DCM Holdings Co. Ltd.	189,700	1,803,506
DeNA Co. Ltd.	169,600	2,643,120
Denka Co. Ltd.	126,600	1,785,101
Denso Corp.	2,444,000	33,158,771
Dentsu Group Inc.	216,500	4,269,508
Dexerials Corp.	253,800	3,669,349
DIC Corp.	118,600	2,340,995
Digital Arts Inc.	27,800	1,469,658
Digital Garage Inc.	53,500	1,407,721
Dip Corp.	76,400	1,236,650
Disco Corp.	121,100	35,788,255
DMG Mori Co. Ltd.	177,300	4,096,910
Doutor Nichires Holdings Co. Ltd.	82,400	1,368,687
Dowa Holdings Co. Ltd.	76,200	2,488,479
Duskin Co. Ltd.	72,100	1,903,517
DyDo Group Holdings Inc.(a)	54,900	969,545
Earth Corp.	39,700	1,282,814
East Japan Railway Co.	1,160,200	24,867,916
Ebara Corp.	593,900	10,845,105
EDION Corp.	148,500	1,974,583
Eisai Co. Ltd.	322,200	9,036,215
Eizo Corp.	87,000	1,237,847
Electric Power Development Co. Ltd.	145,500	2,517,967
en Japan Inc.	45,900	532,895
ENEOS Holdings Inc.	3,527,600	18,515,076

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Exedy Corp.	83,600	$2,624,377
EXEO Group Inc.	252,800	3,320,550
Ezaki Glico Co. Ltd.	107,500	3,319,412
FANUC Corp.	1,231,100	34,270,070
Fast Retailing Co. Ltd.	252,600	77,050,501
FCC Co. Ltd.	70,500	1,415,080
Ferrotec Corp.	100,700	2,415,231
Financial Products Group Co. Ltd.	157,900	2,535,191
Food & Life Companies Ltd.	162,400	8,179,505
FP Corp.	72,400	1,290,679
Freee KK(a)(b)	87,400	2,349,175
Frontier Real Estate Investment Corp.	3,980	2,270,149
Fuji Co. Ltd./Ehime	73,700	991,631
Fuji Corp./Aichi	110,200	2,068,012
Fuji Electric Co. Ltd.	172,700	8,586,330
Fuji Oil Co. Ltd.	78,000	1,467,737
Fuji Seal International Inc.	78,000	1,432,993
FUJIFILM Holdings Corp.	1,444,800	29,968,365
Fujikura Ltd.	344,000	23,351,555
Fujitec Co. Ltd.	104,800	3,879,233
Fujitsu Ltd.	2,329,400	50,743,456
Fukuoka Financial Group Inc.	226,900	6,186,890
Fukuoka REIT Corp.	1,596	1,910,669
Fukuyama Transporting Co. Ltd.	33,400	795,218
Funai Soken Holdings Inc.	109,000	1,715,681
Furukawa Electric Co. Ltd.	91,400	5,520,715
Fuyo General Lease Co. Ltd.	79,200	2,139,396
Global One Real Estate Investment Corp.	3,035	2,869,586
Glory Ltd.	72,000	1,851,402
GLP J-REIT	4,798	4,204,513
GMO internet group Inc.	122,800	3,145,811
GMO Payment Gateway Inc.	55,200	3,076,451
GNI Group Ltd.(a)(b)	80,100	1,458,640
Goldwin Inc.	32,000	1,647,703
Gree Inc.	177,000	578,682
GS Yuasa Corp.	112,900	2,026,134
GungHo Online Entertainment Inc.	81,710	1,564,241
Gunma Bank Ltd. (The)	531,500	4,976,929
Gunze Ltd.	61,200	1,550,654
H.U. Group Holdings Inc.	133,700	2,872,838
H2O Retailing Corp.	166,800	2,204,101
Hachijuni Bank Ltd. (The)	508,300	4,572,997
Hakuhodo DY Holdings Inc.	289,400	2,277,414
Hamamatsu Photonics KK	297,800	3,634,677
Hankyu Hanshin Holdings Inc.	288,800	7,526,603
Hankyu Hanshin REIT Inc.	1,711	1,810,836
Hanwa Co. Ltd.	42,400	1,708,060
Harmonic Drive Systems Inc.	95,100	1,803,018
Haseko Corp.	290,300	4,318,744
Hazama Ando Corp.	305,300	3,237,487
Heiwa Corp.	118,200	1,637,607
Heiwa Real Estate Co. Ltd.	122,800	1,797,918
Heiwa Real Estate REIT Inc.	2,416	2,265,181
Hikari Tsushin Inc.	21,500	5,780,461
Hino Motors Ltd.(b)	466,400	1,133,542
Hirogin Holdings Inc.	422,100	3,681,894
Hirose Electric Co. Ltd.	33,405	4,194,502
HIS Co. Ltd.	103,100	970,773
Hisamitsu Pharmaceutical Co. Inc.	88,900	2,393,192
Hitachi Construction Machinery Co. Ltd.	140,500	4,069,162
Hitachi Ltd.	6,031,000	184,552,481
Hogy Medical Co. Ltd.	55,200	1,742,977
Security	Shares	Value
Japan (continued)
Hokkaido Electric Power Co. Inc.	310,300	$1,858,828
Hokkoku Financial Holdings Inc.	34,200	1,265,405
Hokuetsu Corp.(a)	170,100	1,144,655
Hokuhoku Financial Group Inc.	240,000	5,069,384
Hokuriku Electric Power Co.	256,700	1,331,235
Honda Motor Co. Ltd.	5,489,200	56,829,155
Horiba Ltd.	44,900	3,302,090
Hoshino Resorts REIT Inc.	1,234	2,140,964
Hoshizaki Corp.	133,800	4,581,683
House Foods Group Inc.	98,200	1,815,966
Hoya Corp.	455,000	57,404,020
Hulic Co. Ltd.	552,900	5,273,396
Hulic REIT Inc.	2,602	2,837,074
Hyakugo Bank Ltd. (The)	645,300	3,191,719
Ibiden Co. Ltd.	161,700	6,838,472
Ichigo Inc.	403,400	1,067,981
Ichigo Office REIT Investment Corp.	3,108	1,968,467
Idemitsu Kosan Co. Ltd.	1,061,275	6,822,524
IHI Corp.	200,000	22,271,345
Iida Group Holdings Co. Ltd.	173,200	2,429,275
Inaba Denki Sangyo Co. Ltd.	117,700	3,086,621
Industrial & Infrastructure Fund Investment Corp.	5,253	4,298,134
Infomart Corp.	351,300	963,977
Infroneer Holdings Inc.	278,576	2,354,263
Inpex Corp.	1,082,800	15,417,720
Insource Co. Ltd.	139,800	843,800
Internet Initiative Japan Inc.	180,200	3,318,656
Invincible Investment Corp.	11,076	4,926,262
Isetan Mitsukoshi Holdings Ltd.	424,000	5,992,170
Isuzu Motors Ltd.	685,700	8,787,938
Ito En Ltd.	82,900	1,800,484
ITOCHU Corp.	1,561,000	81,878,503
Itoham Yonekyu Holdings Inc.	47,100	1,588,827
Iwatani Corp.	289,800	3,048,228
Iyogin Holdings Inc., NVS	329,000	3,823,120
Izumi Co. Ltd.	65,600	1,380,985
J Front Retailing Co. Ltd.	298,600	4,025,056
Jaccs Co. Ltd.	62,100	1,683,717
JAFCO Group Co. Ltd.	102,700	1,687,621
Japan Airlines Co. Ltd.	162,400	3,224,855
Japan Airport Terminal Co. Ltd.	99,900	3,033,925
Japan Aviation Electronics Industry Ltd.	73,100	1,171,590
Japan Elevator Service Holdings Co. Ltd.	155,800	4,159,161
Japan Excellent Inc.	2,042	1,889,170
Japan Exchange Group Inc.	1,299,100	12,695,295
Japan Hotel REIT Investment Corp.	7,427	4,081,684
Japan Lifeline Co. Ltd.	133,300	1,273,640
Japan Logistics Fund Inc.	5,286	3,281,173
Japan Material Co. Ltd.	142,800	1,301,519
Japan Metropolitan Fund Invest	8,588	6,246,249
Japan Petroleum Exploration Co. Ltd.	239,000	1,735,778
Japan Post Bank Co. Ltd.	2,305,100	25,727,899
Japan Post Holdings Co. Ltd.	2,273,500	21,054,125
Japan Post Insurance Co. Ltd.	201,800	5,167,009
Japan Prime Realty Investment Corp.	5,480	3,600,020
Japan Real Estate Investment Corp.	7,053	5,720,723
Japan Securities Finance Co. Ltd.	224,600	2,718,180
Japan Steel Works Ltd. (The)	90,000	5,550,981
Japan Tobacco Inc.	1,587,100	45,326,971
Jeol Ltd.	62,500	1,788,079
JFE Holdings Inc.	587,900	6,803,801
JGC Holdings Corp.	286,900	2,565,015
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
JINS Holdings Inc.	51,800	$2,746,515
JMDC Inc.	36,400	940,566
JTEKT Corp.	290,800	2,513,053
Juroku Financial Group Inc.	57,400	1,979,595
Justsystems Corp.	56,900	1,432,918
JVCKenwood Corp.	295,200	2,334,417
Kadokawa Corp.	130,136	3,160,676
Kagome Co. Ltd.	161,600	3,088,017
Kajima Corp.	549,800	13,772,849
Kakaku.com Inc.	241,600	4,106,350
Kaken Pharmaceutical Co. Ltd.	65,000	1,693,838
Kamigumi Co. Ltd.	145,000	4,075,001
Kanadevia Corp.	339,400	2,290,656
Kanamoto Co. Ltd.	75,100	1,684,347
Kandenko Co. Ltd.	232,400	5,505,325
Kaneka Corp.	65,700	1,859,749
Kanematsu Corp.	161,000	3,024,891
Kansai Electric Power Co. Inc. (The)	1,191,700	14,308,073
Kansai Paint Co. Ltd.	193,900	2,745,604
Kao Corp.	600,900	27,038,362
Kasumigaseki Capital Co. Ltd.(a)	15,600	1,979,507
Katitas Co. Ltd.	76,000	1,274,384
Kawasaki Heavy Industries Ltd.	207,900	15,183,568
Kawasaki Kisen Kaisha Ltd.	493,300	6,968,794
KDDI Corp.	4,010,000	65,810,522
KDX Realty Investment Corp.	6,355	6,829,482
Keihan Holdings Co. Ltd.	116,500	2,389,680
Keikyu Corp.	375,500	3,859,322
Keio Corp.	117,600	2,745,763
Keisei Electric Railway Co. Ltd.	520,500	4,366,651
Keiyo Bank Ltd. (The)	226,400	1,701,166
Kewpie Corp.	158,200	4,323,277
Keyence Corp.	255,700	92,494,696
KH Neochem Co. Ltd.	90,800	1,718,550
Kikkoman Corp.	855,100	7,512,019
Kinden Corp.	122,100	3,844,526
Kintetsu Group Holdings Co. Ltd.	214,100	4,108,683
Kirin Holdings Co. Ltd.	1,015,600	13,383,237
Kissei Pharmaceutical Co. Ltd.	80,500	2,371,661
Kiyo Bank Ltd. (The)	88,300	1,606,367
Kobayashi Pharmaceutical Co. Ltd.	83,400	2,932,970
Kobe Bussan Co. Ltd.	194,500	5,179,400
Kobe Steel Ltd.	430,700	4,732,143
Koei Tecmo Holdings Co. Ltd.	180,660	2,365,562
Koito Manufacturing Co. Ltd.	276,700	3,538,117
Kokusai Electric Corp., NVS	208,800	4,608,489
Kokuyo Co. Ltd.	669,100	3,942,176
Komatsu Ltd.	1,181,300	38,058,984
KOMEDA Holdings Co. Ltd.	137,400	2,740,367
Komeri Co. Ltd.	77,400	1,594,465
Konami Group Corp.	133,000	18,055,909
Konica Minolta Inc.(b)	616,800	2,005,274
Kose Corp.	48,100	1,845,922
Koshidaka Holdings Co. Ltd.	146,500	1,323,630
Kotobuki Spirits Co. Ltd.	188,000	2,508,605
K's Holdings Corp.	226,100	2,261,746
Kubota Corp.	1,171,600	13,138,611
Kumagai Gumi Co. Ltd.	75,600	2,249,025
Kumiai Chemical Industry Co. Ltd.	189,800	1,023,002
Kura Sushi Inc.	56,800	1,560,147
Kuraray Co. Ltd.	322,900	3,992,164
Kureha Corp.	111,900	2,551,905
Security	Shares	Value
Japan (continued)
Kurita Water Industries Ltd.	118,200	$4,556,286
Kusuri no Aoki Holdings Co. Ltd.	139,500	3,713,211
KYB Corp.	152,600	3,280,028
Kyocera Corp.	1,637,200	19,326,109
Kyorin Pharmaceutical Co. Ltd.	115,000	1,155,606
Kyoritsu Maintenance Co. Ltd.	102,800	2,475,033
Kyoto Financial Group Inc.	287,300	5,197,470
Kyowa Kirin Co. Ltd.	298,400	5,093,571
Kyudenko Corp.	74,200	3,170,211
Kyushu Electric Power Co. Inc.	431,900	3,828,834
Kyushu Financial Group Inc.	484,300	2,473,242
Kyushu Railway Co.	192,100	4,645,501
LaSalle Logiport REIT	3,136	2,984,810
Lasertec Corp.	104,500	10,528,237
Leopalace21 Corp.	325,500	1,533,797
Lintec Corp.	100,200	2,009,084
Lion Corp.	343,000	3,341,767
Lixil Corp.	287,700	3,333,038
LY Corp.	3,725,100	13,615,853
M&A Capital Partners Co. Ltd.	35,400	689,914
M&A Research Institute Holdings Inc., NVS(a)(b)	75,500	678,771
M3 Inc.	593,200	7,295,645
Mabuchi Motor Co. Ltd.	166,000	2,400,090
Macnica Holdings Inc.	208,800	2,726,999
Makino Milling Machine Co. Ltd.	49,700	3,800,975
Makita Corp.	310,900	9,624,879
Mani Inc.	124,800	1,050,944
Marubeni Corp.	1,869,300	38,271,552
Maruha Nichiro Corp.	85,300	1,771,579
Marui Group Co. Ltd.	166,800	3,397,046
Maruichi Steel Tube Ltd.	106,600	2,577,096
Maruwa Co. Ltd./Aichi(a)	13,600	4,099,279
Matsui Securities Co. Ltd.	346,200	1,692,180
MatsukiyoCocokara & Co.	419,490	8,614,092
Maxell Ltd.	110,600	1,469,805
Mazda Motor Corp.	669,100	4,012,258
McDonald's Holdings Co. Japan Ltd.	95,400	3,809,632
MCJ Co. Ltd.	189,700	1,763,597
Mebuki Financial Group Inc.	1,212,350	6,573,434
Medipal Holdings Corp.	243,400	4,030,114
Medley Inc.(b)	66,600	1,362,471
Megachips Corp.	43,900	1,584,686
Megmilk Snow Brand Co. Ltd.	89,300	1,687,611
Meidensha Corp.	68,900	2,594,879
MEIJI Holdings Co. Ltd.	290,700	5,878,238
Meiko Electronics Co. Ltd.	42,600	2,087,551
MEITEC Group Holdings Inc.	163,200	3,413,753
Menicon Co. Ltd.	109,600	847,735
Mercari Inc.(b)	187,800	2,865,242
Micronics Japan Co. Ltd.	54,700	1,992,888
Milbon Co. Ltd.	62,400	1,052,321
Minebea Mitsumi Inc.	474,272	7,464,269
Mirai Corp.	5,934	1,804,687
Mirait One Corp.	166,700	2,982,735
MISUMI Group Inc.	333,100	4,796,650
Mitsubishi Chemical Group Corp.	1,583,200	8,623,329
Mitsubishi Corp.	4,486,600	88,490,898
Mitsubishi Electric Corp.	2,514,300	56,552,229
Mitsubishi Estate Co. Ltd.	1,386,100	25,951,139
Mitsubishi Estate Logistics REIT Investment Corp.	3,189	2,541,262
Mitsubishi Gas Chemical Co. Inc.	138,600	2,394,334

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi HC Capital Inc.	848,290	$6,270,245
Mitsubishi Heavy Industries Ltd.	4,243,500	101,319,492
Mitsubishi Logistics Corp.	433,000	3,701,453
Mitsubishi Materials Corp.	173,100	2,643,867
Mitsubishi Motors Corp.	1,005,700	2,642,655
Mitsubishi Pencil Co. Ltd.	64,500	884,279
Mitsubishi UFJ Financial Group Inc.	15,024,800	207,083,342
Mitsuboshi Belting Ltd.	61,100	1,455,420
Mitsui & Co. Ltd.	3,213,400	65,414,025
Mitsui Chemicals Inc.	203,900	4,551,695
Mitsui E&S Co. Ltd.	162,900	3,393,927
Mitsui Fudosan Co. Ltd.	3,495,800	31,246,507
Mitsui Fudosan Logistics Park Inc.	5,617	3,765,568
Mitsui High-Tec Inc.	174,500	876,726
Mitsui Mining & Smelting Co. Ltd.	88,500	3,743,166
Mitsui OSK Lines Ltd.	460,700	15,485,181
Miura Co. Ltd.	146,500	2,921,113
Mixi Inc.	60,000	1,373,084
Mizuho Financial Group Inc.	3,145,150	92,252,465
Mizuho Leasing Co. Ltd.	315,000	2,419,534
Mochida Pharmaceutical Co. Ltd.	62,800	1,282,629
Monex Group Inc.	335,400	1,742,500
Money Forward Inc.(b)	91,800	3,630,448
MonotaRO Co. Ltd.	318,300	5,667,941
Mori Hills REIT Investment Corp.	3,304	2,985,946
Mori Trust REIT Inc.	3,376	1,642,726
Morinaga & Co. Ltd./Japan	174,100	2,779,145
Morinaga Milk Industry Co. Ltd.	107,100	2,329,120
MOS Food Services Inc.	70,500	1,786,270
MS&AD Insurance Group Holdings Inc.	1,680,200	35,899,261
Murata Manufacturing Co. Ltd.	2,156,700	32,100,490
Musashi Seimitsu Industry Co. Ltd.	88,500	1,905,347
Musashino Bank Ltd. (The)	58,000	1,430,198
Nabtesco Corp.	147,400	2,711,639
Nachi-Fujikoshi Corp.	21,300	455,597
Nagase & Co. Ltd.	151,000	2,975,858
Nagoya Railroad Co. Ltd.	247,900	2,703,433
Nakanishi Inc.	125,300	1,612,904
Namura Shipbuilding Co. Ltd.	106,600	2,176,486
Nankai Electric Railway Co. Ltd.	160,800	2,582,886
Nanto Bank Ltd. (The)	47,600	1,427,593
NEC Corp.	1,629,500	46,792,515
Nexon Co. Ltd.	419,800	7,681,519
Nextage Co. Ltd.	82,000	1,017,847
NGK Insulators Ltd.	220,500	2,791,582
NH Foods Ltd.	88,700	2,979,997
NHK Spring Co. Ltd.	270,200	3,042,357
Nichias Corp.	107,900	4,128,299
Nichiha Corp.	60,600	1,262,070
Nichirei Corp.	236,800	2,849,902
Nidec Corp.	1,105,000	21,200,837
Nifco Inc./Japan	107,200	2,615,680
Nihon Kohden Corp.	248,700	2,735,339
Nihon M&A Center Holdings Inc.	463,300	2,316,137
Nihon Parkerizing Co. Ltd.	159,200	1,452,239
Nikkon Holdings Co. Ltd.	212,500	4,786,287
Nikon Corp.	374,000	3,632,174
Nintendo Co. Ltd.	1,449,600	121,155,946
Nippn Corp., New	146,400	2,111,115
Nippon Accommodations Fund Inc.	3,492	2,735,810
Nippon Building Fund Inc.	9,287	8,519,221
Nippon Electric Glass Co. Ltd.	114,000	3,051,362
Security	Shares	Value
Japan (continued)
Nippon Express Holdings Inc.	245,600	$5,395,080
Nippon Gas Co. Ltd.	192,600	3,503,689
Nippon Kayaku Co. Ltd.	229,500	2,143,059
Nippon Light Metal Holdings Co. Ltd.	93,090	1,080,211
Nippon Paint Holdings Co. Ltd.	1,254,000	10,630,832
Nippon Paper Industries Co. Ltd.	139,700	1,027,810
Nippon Prologis REIT Inc.	6,944	3,747,414
Nippon REIT Investment Corp.	3,880	2,428,901
Nippon Sanso Holdings Corp.	215,900	7,641,463
Nippon Shinyaku Co. Ltd.	78,300	1,685,881
Nippon Shokubai Co. Ltd.	183,100	2,081,658
Nippon Soda Co. Ltd.	126,600	2,870,181
Nippon Steel Corp.	1,195,817	23,029,060
Nippon Yusen KK	574,200	20,137,062
Nipro Corp.	212,400	1,955,722
Nishimatsu Construction Co. Ltd.	68,500	2,277,949
Nishimatsuya Chain Co. Ltd.	113,600	1,673,545
Nishi-Nippon Financial Holdings Inc.	200,400	3,165,452
Nishi-Nippon Railroad Co. Ltd.	118,300	1,682,823
Nishio Holdings Co. Ltd.	53,800	1,501,623
Nissan Chemical Corp.	138,600	4,518,187
Nissan Motor Co. Ltd.(a)(b)	2,733,500	5,795,838
Nissan Shatai Co. Ltd.	68,900	475,372
Nissha Co. Ltd.	71,700	636,656
Nisshin Oillio Group Ltd. (The)	59,000	2,006,085
Nisshin Seifun Group Inc.	261,700	3,033,579
Nisshinbo Holdings Inc.	229,800	1,460,156
Nissin Foods Holdings Co. Ltd.	224,800	4,264,032
Nissui Corp.	542,300	3,166,092
Niterra Co. Ltd.	173,700	5,988,080
Nitori Holdings Co. Ltd.	104,900	8,883,639
Nitto Boseki Co. Ltd.	41,200	1,802,486
Nitto Denko Corp.	919,000	19,017,694
Nitto Kogyo Corp.	75,000	1,657,245
Noevir Holdings Co. Ltd.	45,600	1,390,272
NOF Corp.	231,300	4,604,006
Nojima Corp.	115,800	2,647,198
NOK Corp.	117,800	1,787,395
Nomura Co. Ltd.	132,200	804,310
Nomura Holdings Inc.	3,878,500	25,622,517
Nomura Micro Science Co. Ltd.	56,000	1,010,058
Nomura Real Estate Holdings Inc.	529,500	2,934,284
Nomura Real Estate Master Fund Inc.	4,575	4,818,325
Nomura Research Institute Ltd.	503,120	19,908,667
Noritz Corp.	72,800	923,705
North Pacific Bank Ltd.	524,500	2,256,832
NS Solutions Corp.	126,400	2,964,635
NSD Co. Ltd.	147,000	3,515,961
NSK Ltd.	512,200	2,451,155
NTN Corp.	766,500	1,307,761
NTT Inc.	37,642,900	38,014,112
NTT UD REIT Investment Corp.	2,863	2,466,349
Nxera Pharma Co. Ltd.(a)(b)	129,600	780,859
Obayashi Corp.	800,300	11,784,623
OBIC Business Consultants Co. Ltd.	67,300	3,881,523
Obic Co. Ltd.	407,900	14,522,289
Odakyu Electric Railway Co. Ltd.	345,800	3,726,629
Ogaki Kyoritsu Bank Ltd. (The)	78,300	1,474,685
Ohsho Food Service Corp.	103,500	2,560,687
Oiles Corp.	61,700	877,197
Oji Holdings Corp.	957,700	4,667,693
Okamoto Industries Inc.	26,300	890,675
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Okamura Corp.	148,400	$2,339,144
Okasan Securities Group Inc.	341,300	1,476,553
Oki Electric Industry Co. Ltd.	157,400	1,637,828
OKUMA Corp.	67,200	1,828,261
Okumura Corp.	85,200	2,516,654
Olympus Corp.	1,500,700	17,928,933
Omron Corp.	217,500	5,606,009
Ono Pharmaceutical Co. Ltd.	390,600	4,367,990
Open House Group Co. Ltd.	82,800	3,661,451
Optorun Co. Ltd.	70,300	757,744
Oracle Corp./Japan	48,000	5,190,932
Organo Corp.	51,200	3,154,712
Orient Corp.	119,780	792,356
Oriental Land Co. Ltd./Japan	1,404,700	28,923,506
ORIX Corp.	1,445,600	32,472,574
Orix JREIT Inc.	2,556	3,341,283
Osaka Gas Co. Ltd.	479,000	12,119,337
Osaka Soda Co. Ltd.	124,900	1,521,014
OSG Corp.	118,900	1,538,486
Otsuka Corp.	272,900	5,170,680
Otsuka Holdings Co. Ltd.	585,300	27,865,958
PALTAC Corp.	43,300	1,239,116
Pan Pacific International Holdings Corp.	502,700	16,818,452
Panasonic Holdings Corp.	3,101,500	29,338,076
Paramount Bed Holdings Co. Ltd.	90,300	1,481,607
Park24 Co. Ltd.	200,300	2,529,468
Penta-Ocean Construction Co. Ltd.	520,500	3,368,357
PeptiDream Inc.(b)	142,200	1,575,783
Persol Holdings Co. Ltd.	1,954,400	3,735,734
Pigeon Corp.	282,000	3,117,454
Pilot Corp.	49,700	1,446,973
PKSHA Technology Inc.(a)(b)	37,100	863,671
Pola Orbis Holdings Inc.	147,600	1,245,865
Prestige International Inc.	214,200	931,911
Raito Kogyo Co. Ltd.	95,200	1,967,029
Rakus Co. Ltd.	187,600	2,877,328
Rakuten Bank Ltd., NVS(b)	131,800	6,139,475
Rakuten Group Inc.(b)	1,946,000	9,846,201
Recruit Holdings Co. Ltd.	1,855,300	110,077,023
Relo Group Inc.	149,400	1,715,591
Renesas Electronics Corp.	2,247,000	27,330,381
Rengo Co. Ltd.	299,500	1,737,091
Resona Holdings Inc.	2,727,800	24,833,895
Resonac Holdings Corp.	207,700	4,994,798
Resorttrust Inc.	273,100	3,383,018
Ricoh Co. Ltd.	697,500	6,116,021
Ricoh Leasing Co. Ltd.	31,000	1,128,045
Rinnai Corp.	134,200	3,312,317
Rohm Co. Ltd.	361,200	4,545,293
Rohto Pharmaceutical Co. Ltd.	219,600	3,134,589
Rorze Corp.	179,600	2,415,000
Round One Corp.	376,600	3,867,359
Royal Holdings Co. Ltd.(a)	64,300	1,135,093
Ryohin Keikaku Co. Ltd.	359,800	16,845,034
Ryoyo Ryosan Holdings Inc.	41,316	758,902
Saizeriya Co. Ltd.	52,300	1,834,788
Sakai Moving Service Co. Ltd.	50,000	884,926
Sakata Seed Corp.	84,400	1,897,763
Sakura Internet Inc.(a)	45,700	891,968
San-A Co. Ltd.	102,200	2,036,319
Sangetsu Corp.	130,600	2,599,207
San-In Godo Bank Ltd. (The)	195,500	1,646,231
Security	Shares	Value
Japan (continued)
Sanken Electric Co. Ltd.(b)	40,800	$2,314,383
Sankyo Co. Ltd.	285,000	5,318,185
Sankyu Inc.	56,700	3,337,783
Sanrio Co. Ltd.	253,100	10,385,235
Sansan Inc.(b)	105,000	1,328,555
Santen Pharmaceutical Co. Ltd.	312,300	3,450,575
Sanwa Holdings Corp.	259,700	7,085,089
Sapporo Holdings Ltd.	92,700	4,289,431
Sawai Group Holdings Co. Ltd.	177,400	2,277,191
SBI Holdings Inc.	344,400	12,793,724
SCREEN Holdings Co. Ltd.	104,600	8,159,835
SCSK Corp.	197,800	6,154,527
Secom Co. Ltd.	548,600	19,701,990
Sega Sammy Holdings Inc.	222,900	4,556,576
Seibu Holdings Inc.	297,300	8,307,959
Seiko Epson Corp.	344,900	4,376,196
Seiko Group Corp.	54,000	1,501,136
Seino Holdings Co. Ltd.	160,500	2,441,169
Seiren Co. Ltd.	89,200	1,457,202
Sekisui Chemical Co. Ltd.	503,500	8,733,268
Sekisui House Ltd.	794,100	16,657,694
Sekisui House REIT Inc.	6,644	3,451,518
Seria Co. Ltd.	95,900	1,766,149
Seven & i Holdings Co. Ltd.	2,889,100	38,087,562
Seven Bank Ltd.	1,190,900	2,139,099
SG Holdings Co. Ltd.	325,200	3,607,902
Sharp Corp./Japan(b)	528,900	2,500,414
Shibaura Machine Co. Ltd.	52,700	1,356,383
SHIFT Inc.(b)	284,600	2,986,721
Shiga Bank Ltd. (The)	66,400	2,666,646
Shikoku Electric Power Co. Inc.	258,300	2,149,382
Shimadzu Corp.	275,700	6,103,081
Shimamura Co. Ltd.	49,400	3,576,883
Shimano Inc.	98,100	10,731,736
Shimizu Corp.	617,900	6,845,072
Shin-Etsu Chemical Co. Ltd.	2,331,800	67,101,984
Shinmaywa Industries Ltd.	117,900	1,422,988
Shionogi & Co. Ltd.	956,400	15,995,136
Ship Healthcare Holdings Inc.	121,500	1,695,431
Shiseido Co. Ltd.	499,600	8,121,260
Shizuoka Financial Group Inc., NVS	473,100	5,595,913
SHO-BOND Holdings Co. Ltd.	84,800	2,707,657
Shochiku Co. Ltd.(a)	14,700	1,245,743
SKY Perfect JSAT Holdings Inc.	437,800	4,146,075
Skylark Holdings Co. Ltd.	297,200	5,649,130
SMC Corp.	74,800	26,028,412
SMS Co. Ltd.	119,700	1,198,305
Socionext Inc.	255,700	4,818,620
SoftBank Corp.	36,596,900	52,876,512
SoftBank Group Corp.	1,260,300	96,235,164
Sojitz Corp.	260,120	6,190,820
Sompo Holdings Inc.	1,179,700	34,785,846
Sony Group Corp.	8,118,800	195,283,931
Sotetsu Holdings Inc.	141,700	2,237,597
Square Enix Holdings Co. Ltd.	102,300	6,916,110
Stanley Electric Co. Ltd.	133,700	2,521,515
Star Micronics Co. Ltd.	105,700	1,215,535
Subaru Corp.	739,100	13,596,344
Sugi Holdings Co. Ltd.	200,600	4,862,023
SUMCO Corp.	420,000	3,284,736
Sumitomo Bakelite Co. Ltd.	147,400	4,274,452
Sumitomo Chemical Co. Ltd.	1,732,800	4,333,889

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Corp.	1,403,300	$35,868,001
Sumitomo Electric Industries Ltd.	933,900	23,174,436
Sumitomo Forestry Co. Ltd.	590,100	5,927,934
Sumitomo Heavy Industries Ltd.	207,500	4,595,407
Sumitomo Metal Mining Co. Ltd.	305,500	6,719,563
Sumitomo Mitsui Financial Group Inc.	4,834,300	121,952,970
Sumitomo Mitsui Trust Group Inc.	829,800	21,753,007
Sumitomo Osaka Cement Co. Ltd.	53,700	1,397,715
Sumitomo Pharma Co. Ltd.(b)	328,300	2,824,540
Sumitomo Realty & Development Co. Ltd.	404,300	14,768,742
Sumitomo Rubber Industries Ltd.	253,800	2,900,799
Sumitomo Warehouse Co. Ltd. (The)	135,700	2,814,579
Sundrug Co. Ltd.	100,500	2,978,723
Suntory Beverage & Food Ltd.	147,200	4,444,810
Suruga Bank Ltd.	267,900	2,466,743
Suzuken Co. Ltd.	80,100	3,027,554
Suzuki Motor Corp.	2,092,600	22,992,595
Sysmex Corp.	638,900	10,379,474
Systena Corp.	459,500	1,217,205
T Hasegawa Co. Ltd.	89,700	1,850,754
T&D Holdings Inc.	614,200	14,997,977
Tadano Ltd.	145,800	1,049,006
Taiheiyo Cement Corp.	138,400	3,382,059
Taikisha Ltd.	83,600	1,497,812
Taisei Corp.	203,600	12,174,033
Taiyo Holdings Co. Ltd.	100,200	4,351,401
Taiyo Yuden Co. Ltd.	171,100	3,196,690
Takara Bio Inc.	142,900	835,180
Takara Holdings Inc.	349,900	2,945,525
Takasago Thermal Engineering Co. Ltd.	84,900	4,119,393
Takashimaya Co. Ltd.	412,600	3,188,659
Takeda Pharmaceutical Co. Ltd.	2,038,383	55,993,938
Takeuchi Manufacturing Co. Ltd.	79,200	2,831,090
Takuma Co. Ltd.	130,200	1,883,310
Tamron Co. Ltd.	365,600	2,197,006
TDK Corp.	2,567,700	31,282,109
TechnoPro Holdings Inc.	109,900	3,480,553
Teijin Ltd.	257,100	2,185,276
Terumo Corp.	1,710,700	29,008,798
THK Co. Ltd.	136,500	3,836,874
TIS Inc.	274,100	8,744,316
Toagosei Co. Ltd.	183,700	1,800,743
Tobu Railway Co. Ltd.	204,200	3,475,854
Toda Corp.	293,400	1,871,059
Toei Animation Co. Ltd.	83,600	1,828,978
Toei Co. Ltd.	62,000	2,141,410
Toho Bank Ltd. (The)	515,300	1,254,623
Toho Co. Ltd./Tokyo	146,700	9,255,772
Toho Gas Co. Ltd.	107,500	3,001,850
Toho Holdings Co. Ltd.	93,800	3,165,515
Tohoku Electric Power Co. Inc.	523,300	3,671,312
Tokai Carbon Co. Ltd.	324,900	2,218,619
Tokai Rika Co. Ltd.	87,200	1,396,147
Tokai Tokyo Financial Holdings Inc.	476,900	1,719,207
Tokio Marine Holdings Inc.	2,408,400	96,704,223
Tokuyama Corp.	99,500	2,130,760
Tokyo Century Corp.	232,800	2,664,336
Tokyo Electric Power Co. Holdings Inc.(b)	1,784,300	6,756,328
Tokyo Electron Ltd.	589,400	93,702,035
Tokyo Gas Co. Ltd.	444,900	14,899,077
Tokyo Kiraboshi Financial Group Inc.	36,700	1,582,342
Tokyo Metro Co. Ltd.	363,100	3,912,526
Security	Shares	Value
Japan (continued)
Tokyo Ohka Kogyo Co. Ltd.	146,500	$4,012,577
Tokyo Seimitsu Co. Ltd.	55,500	3,452,638
Tokyo Steel Manufacturing Co. Ltd.	150,300	1,563,847
Tokyo Tatemono Co. Ltd.	192,000	3,213,094
Tokyotokeiba Co. Ltd.	31,900	1,099,338
Tokyu Construction Co. Ltd.	207,100	1,422,800
Tokyu Corp.	620,200	6,981,415
Tokyu Fudosan Holdings Corp.	634,100	4,471,454
Tokyu REIT Inc.	1,919	2,495,278
TOMONY Holdings Inc.	271,900	1,099,118
Tomy Co. Ltd.	141,600	2,992,406
Topcon Corp.	148,500	3,233,197
Toppan Holdings Inc.	298,100	8,033,266
Toray Industries Inc.	1,816,000	12,421,178
Toridoll Holdings Corp.	93,400	2,747,512
Toshiba TEC Corp.	49,200	983,589
Tosoh Corp.	361,000	5,434,649
Totetsu Kogyo Co. Ltd.	53,600	1,483,282
TOTO Ltd.	170,600	4,342,827
Towa Corp.	132,100	1,640,462
Towa Pharmaceutical Co. Ltd.	74,400	1,614,117
Toyo Seikan Group Holdings Ltd.	200,600	4,154,585
Toyo Suisan Kaisha Ltd.	110,800	7,078,857
Toyo Tire Corp.	240,500	5,094,043
Toyobo Co. Ltd.	135,700	878,704
Toyoda Gosei Co. Ltd.	102,500	2,163,163
Toyota Boshoku Corp.	125,200	1,779,155
Toyota Industries Corp.	212,800	22,755,253
Toyota Motor Corp.	12,384,300	220,286,996
Toyota Tsusho Corp.	795,600	18,233,828
Trend Micro Inc./Japan	168,200	10,256,570
Tri Chemical Laboratories Inc.	75,800	1,721,846
Trusco Nakayama Corp.	76,300	1,111,244
TS Tech Co. Ltd.	131,700	1,581,348
Tsubakimoto Chain Co.	152,700	2,143,271
Tsuburaya Fields Holdings Inc.	82,200	1,251,179
Tsumura & Co.	95,600	2,358,246
Tsuruha Holdings Inc.	41,500	3,054,591
UACJ Corp.	56,000	2,203,706
UBE Corp.	127,100	1,945,628
Ulvac Inc.	66,700	2,450,021
Unicharm Corp.	1,443,400	9,984,210
United Urban Investment Corp.	2,853	3,132,530
Ushio Inc.	172,000	2,109,746
USS Co. Ltd.	536,100	5,826,810
UT Group Co. Ltd.	51,200	864,361
Valor Holdings Co. Ltd.	53,200	939,558
Visional Inc.(b)	49,500	3,869,190
Wacom Co. Ltd.	348,300	1,499,705
Welcia Holdings Co. Ltd.	139,200	2,335,730
West Holdings Corp.(a)	48,800	486,334
West Japan Railway Co.	561,500	12,293,605
Yakult Honsha Co. Ltd.	295,200	4,749,040
Yamada Holdings Co. Ltd.	861,000	2,624,088
Yamaguchi Financial Group Inc.	286,000	3,237,172
Yamaha Corp.	434,400	3,130,769
Yamaha Motor Co. Ltd.	1,112,700	8,047,960
Yamato Holdings Co. Ltd.	247,100	3,572,864
Yamato Kogyo Co. Ltd.	68,400	3,838,167
Yamazaki Baking Co. Ltd.	161,500	3,450,016
Yaoko Co. Ltd.	38,400	2,485,147
Yaskawa Electric Corp.	284,300	5,946,357
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yokogawa Electric Corp.	270,300	$7,204,598
Yokohama Rubber Co. Ltd. (The)	145,400	4,157,263
Yoshinoya Holdings Co. Ltd.	130,300	2,824,066
Zenkoku Hosho Co. Ltd.	151,000	3,221,607
Zensho Holdings Co. Ltd.	125,500	6,604,241
Zeon Corp.	195,600	2,076,001
Zojirushi Corp.	105,100	1,253,838
ZOZO Inc.	534,000	5,286,263
		6,696,985,849
Kuwait — 0.3%
Agility Public Warehousing Co. KSC	3,856,956	1,798,162
Boubyan Bank KSCP	2,794,274	6,434,634
Boubyan Petrochemicals Co. KSCP	1,134,181	2,394,383
Gulf Bank KSCP	4,335,970	4,789,933
Humansoft Holding Co. KSC	165,166	1,294,228
Kuwait Finance House KSCP	14,922,200	39,293,518
Mabanee Co. KPSC	1,536,217	4,445,822
Mobile Telecommunications Co. KSCP	3,043,351	5,283,303
National Bank of Kuwait SAKP	11,196,813	38,324,188
National Industries Group Holding SAK	4,962,754	3,995,718
Warba Bank KSCP(b)	4,314,903	3,902,665
		111,956,554
Malaysia — 0.4%
AFFIN Bank Bhd(b)	1,007,044	560,755
Alliance Bank Malaysia Bhd	1,961,400	2,061,223
AMMB Holdings Bhd	2,734,100	3,230,571
Axiata Group Bhd	3,694,200	2,332,968
Bursa Malaysia Bhd(a)	1,258,100	2,219,065
Carlsberg Brewery Malaysia Bhd	222,900	944,908
CELCOMDIGI Bhd	4,305,900	3,876,824
CIMB Group Holdings Bhd	10,607,500	16,214,799
Dialog Group Bhd(a)	5,667,578	2,318,380
Fraser & Neave Holdings Bhd	174,600	1,172,460
Gamuda Bhd	6,663,800	8,043,178
Gas Malaysia Bhd	932,900	907,508
Genting Bhd(a)	3,071,000	2,247,032
Genting Malaysia Bhd	3,852,300	1,762,241
Hartalega Holdings Bhd	2,161,800	738,152
Hong Leong Bank Bhd	671,300	2,984,325
IHH Healthcare Bhd	3,122,700	4,868,923
IJM Corp. Bhd	4,324,200	2,880,021
Inari Amertron Bhd	4,981,700	2,441,618
IOI Corp. Bhd	2,563,900	2,264,083
Kossan Rubber Industries Bhd	2,137,300	684,437
KPJ Healthcare Bhd	4,362,800	2,644,214
Kuala Lumpur Kepong Bhd	450,900	2,070,017
Malayan Banking Bhd	7,545,300	16,595,281
Malaysian Resources Corp. Bhd(a)	4,905,200	610,923
Maxis Bhd	2,941,900	2,367,055
MISC Bhd	1,360,300	2,375,667
MR DIY Group M Bhd(c)	7,689,150	2,964,240
Nationgate Holdings Bhd(a)	2,842,700	1,021,122
Nestle Malaysia Bhd	95,100	1,961,344
Petronas Chemicals Group Bhd(a)	3,275,300	2,964,116
Petronas Dagangan Bhd	343,000	1,732,479
Petronas Gas Bhd	880,600	3,712,354
PPB Group Bhd	992,280	2,190,581
Press Metal Aluminium Holdings Bhd	4,825,800	6,026,966
Public Bank Bhd	18,837,700	18,552,657
QL Resources Bhd	3,897,400	3,883,693
RHB Bank Bhd	2,796,198	4,014,475
Security	Shares	Value
Malaysia (continued)
Sam Engineering & Equipment M Bhd	236,500	$230,455
SD Guthrie Bhd	3,147,000	3,515,437
Sime Darby Bhd	4,734,400	1,804,784
Sime Darby Property Bhd	6,690,400	2,318,667
SP Setia Bhd Group	3,106,400	812,010
Sunway Bhd	3,650,300	4,033,998
Sunway REIT	5,604,600	2,938,649
Supermax Corp. Bhd.(a)(b)	5,469,612	722,232
Telekom Malaysia Bhd	2,232,600	3,524,759
Tenaga Nasional Bhd(a)	3,893,400	11,859,091
TIME dotCom Bhd	2,022,600	2,461,265
Top Glove Corp. Bhd(b)	6,651,800	1,064,979
VS Industry Bhd	5,591,074	1,047,108
Yinson Holdings Bhd	3,821,340	2,092,366
YTL Corp. Bhd	7,187,540	4,160,755
YTL Power International Bhd	4,885,720	4,656,243
Zetrix Ai Bhd	14,514,200	2,976,878
		190,660,331
Mexico — 0.6%
Alfa SAB de CV, Class A	4,705,963	3,447,464
Alsea SAB de CV(b)	751,300	2,251,710
America Movil SAB de CV, Series B, Class B	24,458,900	22,079,781
Arca Continental SAB de CV	505,000	5,263,350
Banco del Bajio SA(c)	841,700	1,892,208
Bolsa Mexicana de Valores SAB de CV	717,000	1,537,759
Cemex SAB de CV, NVS	20,919,112	18,263,333
Coca-Cola Femsa SAB de CV	521,600	4,324,870
Controladora Alpek SAB de CV, NVS(b)	3,861,138	554,661
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)	1,301,000	761,359
Corp Inmobiliaria Vesta SAB de CV	1,182,600	3,327,453
FIBRA Macquarie Mexico(c)	1,333,063	2,187,736
Fibra Uno Administracion SA de CV	4,497,900	6,406,497
Fomento Economico Mexicano SAB de CV	2,393,300	21,606,304
GCC SAB de CV	202,900	1,895,956
Genomma Lab Internacional SAB de CV, Class B	916,500	1,060,060
Gentera SAB de CV	1,514,100	3,421,473
Gruma SAB de CV, Class B	231,555	4,001,918
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	327,812	4,348,179
Grupo Aeroportuario del Pacifico SAB de CV, Class B	529,920	12,173,974
Grupo Aeroportuario del Sureste SAB de CV, Class B	262,440	7,955,139
Grupo Bimbo SAB de CV, Series A, Class A	1,803,300	5,232,581
Grupo Carso SAB de CV, Series A1, Class A1	662,000	4,720,851
Grupo Comercial Chedraui SA de CV(a)	375,999	3,045,662
Grupo Financiero Banorte SAB de CV, Class O	3,339,300	29,758,978
Grupo Financiero Inbursa SAB de CV, Class O	2,851,300	7,353,074
Grupo Mexico SAB de CV, Series B, Class B	4,111,600	25,737,548
Grupo Televisa SAB, CPO(a)	3,019,500	1,675,810
Industrias Penoles SAB de CV(b)	272,820	7,191,081
Kimberly-Clark de Mexico SAB de CV, Class A	1,959,200	3,651,496
Megacable Holdings SAB de CV, CPO	361,100	1,003,577
Operadora De Sites Mexicanos SAB de CV, Class A1(a)	2,492,355	2,185,187
Orbia Advance Corp. SAB de CV	1,277,178	874,019
Prologis Property Mexico SA de CV	1,367,681	5,140,857
Promotora y Operadora de Infraestructura SAB de CV	343,885	4,053,158
Qualitas Controladora SAB de CV	323,800	2,932,651

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Regional SAB de CV	289,900	$2,257,732
Wal-Mart de Mexico SAB de CV	6,493,200	19,140,570
		254,716,016
Netherlands — 2.5%
Aalberts NV	141,720	4,529,691
ABN AMRO Bank NV, CVA(c)	607,330	17,556,959
Adyen NV(b)(c)	33,609	57,644,496
Aegon Ltd.	1,716,805	12,269,194
AerCap Holdings NV	247,028	26,493,753
Akzo Nobel NV	213,293	13,395,096
Allfunds Group PLC	560,965	3,884,237
AMG Critical Materials NV	68,369	1,925,059
Arcadis NV	97,780	4,879,973
ASM International NV	62,767	30,382,803
ASML Holding NV	519,463	360,025,734
ASR Nederland NV	202,208	13,431,446
Basic-Fit NV(a)(b)(c)	66,623	1,880,803
BE Semiconductor Industries NV	110,263	14,897,820
Brunel International NV(a)	38,650	401,548
Coca-Cola Europacific Partners PLC	302,955	29,362,399
Corbion NV	89,634	1,701,057
CVC Capital Partners PLC(c)	275,542	5,283,743
DSM-Firmenich AG	243,520	23,397,268
Eurocommercial Properties NV	89,618	2,735,412
EXOR NV	98,399	9,483,342
Flow Traders Ltd.	59,283	1,775,637
Fugro NV	155,177	2,224,447
Heineken Holding NV	176,637	11,921,423
Heineken NV	378,276	29,691,509
IMCD NV	78,315	8,584,161
ING Groep NV	4,164,106	97,046,269
InPost SA(b)	315,632	4,533,325
JBS NV(b)	486,160	6,709,008
JDE Peet's NV	189,732	5,626,515
Just Eat Takeaway.com NV(b)(c)	244,594	5,587,114
Koninklijke Ahold Delhaize NV	1,194,458	47,176,790
Koninklijke BAM Groep NV	488,681	4,266,302
Koninklijke KPN NV	4,997,718	22,327,295
Koninklijke Philips NV	1,079,457	28,190,377
Koninklijke Vopak NV	85,059	4,063,351
NN Group NV	347,137	23,374,677
OCI NV	180,046	1,499,676
Pharming Group NV(a)(b)	1,538,016	1,690,322
PostNL NV(a)	729,826	795,811
Prosus NV	1,735,307	99,130,694
Randstad NV	105,524	5,015,496
SBM Offshore NV	159,461	4,158,621
Signify NV(c)	152,968	3,659,389
TKH Group NV	66,013	2,715,328
TomTom NV(a)(b)	149,026	897,228
Universal Music Group NV	1,466,166	42,177,039
Van Lanschot Kempen NV	71,067	4,628,976
Wereldhave NV	172,331	3,527,310
Wolters Kluwer NV	314,985	49,061,722
		1,157,617,645
New Zealand — 0.1%
Air New Zealand Ltd.	1,604,013	548,056
Auckland International Airport Ltd.	1,837,038	8,148,958
Contact Energy Ltd.	998,799	5,352,921
EBOS Group Ltd.	202,890	4,888,469
Fisher & Paykel Healthcare Corp. Ltd.	792,721	17,185,300
Security	Shares	Value
New Zealand (continued)
Fletcher Building Ltd.(b)	1,092,271	$1,948,518
Goodman Property Trust	1,625,634	1,924,898
Infratil Ltd.	1,223,908	8,356,969
Kiwi Property Group Ltd.	1,868,156	1,071,105
Mercury NZ Ltd.	1,040,218	3,790,341
Meridian Energy Ltd.	1,853,313	6,223,183
Ryman Healthcare Ltd.(b)	1,152,639	1,694,286
Spark New Zealand Ltd.	2,536,278	3,630,714
		64,763,718
Norway — 0.5%
Aker ASA, Class A	41,412	2,855,945
Aker BP ASA	424,312	10,207,509
Atea ASA	185,873	2,567,312
Austevoll Seafood ASA	184,036	1,693,518
Bakkafrost P/F	62,378	2,491,639
BW LPG Ltd.(a)(c)	141,872	1,886,004
BW Offshore Ltd.	250,263	846,015
DNB Bank ASA	1,234,196	31,224,829
DNO ASA	1,604,249	2,190,760
Elkem ASA(a)(c)	385,640	896,022
Entra ASA(b)(c)	142,493	1,750,376
Equinor ASA	1,109,183	28,492,215
Europris ASA(c)	402,531	3,770,614
Flex LNG Ltd.(a)	96,490	2,407,887
Frontline PLC(a)	225,907	4,159,914
Gjensidige Forsikring ASA	222,517	5,853,002
Golden Ocean Group Ltd.(a)(b)	220,397	1,824,793
Grieg Seafood ASA(a)(b)	151,472	1,008,097
Hoegh Autoliners ASA	179,482	1,803,634
Kongsberg Gruppen ASA	614,798	18,372,088
Leroy Seafood Group ASA	463,881	2,110,225
Mowi ASA	611,005	11,381,486
MPC Container Ships ASA	791,088	1,457,269
Nordic Semiconductor ASA(b)	257,382	3,499,125
Norsk Hydro ASA	1,773,443	10,511,180
Norwegian Air Shuttle ASA(b)	1,513,090	2,474,915
Orkla ASA	1,004,671	10,565,148
Protector Forsikring ASA	113,280	5,530,731
Salmar ASA	89,644	3,641,703
Scatec ASA(b)(c)	242,729	2,408,302
SpareBank 1 SMN	272,144	5,056,792
SpareBank 1 Sor-Norge ASA	282,547	4,948,653
Storebrand ASA	555,193	7,883,896
Subsea 7 SA	313,876	6,082,592
Telenor ASA	819,523	12,572,218
TGS ASA	312,480	2,295,740
TOMRA Systems ASA	323,143	4,488,483
Vend Marketplaces ASA, Class A	101,995	4,025,946
Vend Marketplaces ASA, Class B	123,961	4,657,677
Wallenius Wilhelmsen ASA	177,250	1,585,711
Yara International ASA	202,725	7,494,164
		240,974,129
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	252,564	4,296,113
Credicorp Ltd.	83,600	19,813,200
Southern Copper Corp.	118,174	11,127,264
		35,236,577
Philippines — 0.2%
Alliance Global Group Inc.	3,269,600	431,593
Ayala Corp.	352,795	3,568,320
Ayala Land Inc.	10,455,530	4,467,181
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
Bank of the Philippine Islands	2,353,711	$4,769,359
BDO Unibank Inc.	3,670,844	8,960,988
Converge Information and Communications Technology Solutions Inc.	3,297,100	1,008,941
GT Capital Holdings Inc.	121,448	1,246,426
International Container Terminal Services Inc.	1,578,980	12,124,060
JG Summit Holdings Inc.	4,417,917	1,587,573
Jollibee Foods Corp.	706,040	2,622,543
Manila Electric Co.	401,920	3,700,014
Manila Water Co. Inc.	2,942,600	1,853,864
Megaworld Corp.	8,590,500	292,554
Metropolitan Bank & Trust Co.	2,468,157	3,134,175
PLDT Inc.	104,430	2,358,477
Semirara Mining & Power Corp., Class A	462,200	261,477
SM Investments Corp.	363,385	5,083,310
SM Prime Holdings Inc.	14,531,100	5,779,309
Universal Robina Corp.	1,278,590	1,936,524
		65,186,688
Poland — 0.3%
Alior Bank SA	163,493	4,404,966
Allegro.eu SA (b)(c)	842,802	8,267,384
Asseco Poland SA	109,333	5,898,537
Bank Millennium SA(a)(b)	1,066,906	4,149,429
Bank Polska Kasa Opieki SA	230,775	12,531,858
Benefit Systems SA	2,738	2,480,089
Budimex SA	18,317	2,741,250
CCC SA(b)	71,956	3,697,162
CD Projekt SA	90,649	6,054,430
Cyfrowy Polsat SA(a)(b)	383,497	1,539,499
Dino Polska SA(b)(c)	669,380	8,827,878
Enea SA(b)	278,887	1,408,914
Grupa Azoty SA(a)(b)	73,664	366,119
Grupa Kety SA	13,763	3,202,825
KGHM Polska Miedz SA(b)	170,637	5,769,107
KRUK SA	22,651	2,481,673
LPP SA	1,268	5,631,645
mBank SA(b)	21,187	5,009,948
Orange Polska SA	945,785	2,207,770
ORLEN SA	719,474	16,021,598
PGE Polska Grupa Energetyczna SA(b)	1,289,266	4,151,114
Powszechna Kasa Oszczednosci Bank Polski SA	1,181,993	25,881,508
Powszechny Zaklad Ubezpieczen SA	780,785	13,086,720
Santander Bank Polska SA	42,495	6,196,566
Tauron Polska Energia SA(b)	1,568,455	3,479,274
		155,487,263
Portugal — 0.1%
Altri SGPS SA(a)	213,023	1,159,332
Banco Comercial Portugues SA, Class R	12,667,052	10,401,478
CTT-Correios de Portugal SA	184,438	1,554,346
EDP Renovaveis SA	359,970	4,226,302
EDP SA	3,899,879	16,856,682
Galp Energia SGPS SA	556,575	10,627,930
Jeronimo Martins SGPS SA	359,114	8,754,359
Navigator Co. SA (The)(a)	468,225	1,653,707
NOS SGPS SA	549,074	2,263,351
REN - Redes Energeticas Nacionais SGPS SA	840,505	2,852,259
Sonae SGPS SA	2,615,012	3,772,092
		64,121,838
Qatar — 0.2%
Al Rayan Bank	8,047,350	5,251,108
Security	Shares	Value
Qatar (continued)
Barwa Real Estate Co.	3,763,671	$2,896,646
Commercial Bank PSQC (The)	3,835,335	5,145,326
Doha Bank QPSC	2,266,514	1,521,282
Dukhan Bank	3,544,888	3,554,516
Industries Qatar QSC	2,258,927	8,236,026
Mesaieed Petrochemical Holding Co.	7,334,145	2,723,414
Ooredoo QPSC	1,200,632	4,432,043
Qatar Aluminum Manufacturing Co.	7,306,318	2,970,321
Qatar Electricity & Water Co. QSC	892,271	3,941,061
Qatar Fuel QSC	731,771	3,051,472
Qatar Gas Transport Co. Ltd.	3,221,489	4,251,012
Qatar International Islamic Bank QSC	986,401	3,009,831
Qatar Islamic Bank QPSC	2,201,610	14,815,989
Qatar National Bank QPSC	5,797,658	29,793,239
Qatar Navigation QSC	792,618	2,357,131
United Development Co. QSC	2,244,467	635,363
Vodafone Qatar QSC	5,306,371	3,471,975
		102,057,755
Russia — 0.0%
Aeroflot PJSC(b)(d)	2,248,580	277
Alrosa PJSC(b)(d)	2,008,230	248
Mobile TeleSystems PJSC(b)(d)	1,079,812	133
Moscow Exchange MICEX-RTS PJSC(b)(d)	1,165,970	144
Ozon Holdings PLC, ADR(b)(d)	48,614	6
PhosAgro PJSC(b)(d)	1,044	10
PhosAgro PJSC, GDR(b)(d)(e)	2	—
Polyus PJSC(b)(d)	299,560	4
Rosneft Oil Co. PJSC(b)(d)	1,203,679	148
Sberbank of Russia PJSC(b)(d)	10,330,470	1,274
Severstal PAO(b)(d)	165,788	20
Sistema AFK PAO(b)(d)	5,373,780	663
TCS Group Holding PLC, GDR(b)(d)(e)	134,948	17
United Co. RUSAL International PJSC(b)(d)	2,395,510	295
VK Co. Ltd.(b)(d)	113,735	14
VTB Bank PJSC(b)(d)	687,174	—
X5 Retail Group NV, GDR(b)(d)	128,602	16
		3,269
Saudi Arabia — 1.0%
Abdullah Al Othaim Markets Co.	838,786	1,631,703
ACWA Power Co.(b)	201,684	11,828,658
Ades Holding Co.	623,605	2,091,801
Advanced Petrochemical Co.(b)	271,642	2,244,915
Al Hammadi Holding	112,134	1,083,052
Al Rajhi Bank	2,582,880	65,124,913
Al Rajhi Co. for Co-operative Insurance(b)	61,418	1,942,174
Aldrees Petroleum and Transport Services Co.	108,424	3,443,919
Alinma Bank	1,742,860	11,984,800
Almarai Co. JSC	523,649	6,678,457
Alujain Corp.	109,537	1,069,227
Arab National Bank	1,070,139	6,190,585
Arabian Contracting Services Co.(b)	53,510	1,376,480
Arabian Internet & Communications Services Co.	42,136	2,676,921
Arriyadh Development Co.	278,862	2,376,882
Astra Industrial Group	71,260	2,656,540
Bank AlBilad	1,150,753	7,967,596
Bank Al-Jazira(b)	1,108,615	3,703,059
Banque Saudi Fransi	1,594,861	7,286,481
Bupa Arabia for Cooperative Insurance Co.	105,149	4,726,113
Catrion Catering Holding Co.	99,699	3,010,876
City Cement Co.	209,134	932,185

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Co. for Cooperative Insurance (The)	125,638	$4,493,446
Dallah Healthcare Co.	60,442	2,189,264
Dar Al Arkan Real Estate Development Co.(b)	925,700	4,708,887
Dr Sulaiman Al Habib Medical Services Group Co.	112,006	7,823,166
Electrical Industries Co.	1,166,531	2,789,652
Elm Co.	34,746	8,418,131
Emaar Economic City(b)	423,674	1,416,469
Etihad Atheeb Telecommunication Co.	62,581	1,608,201
Etihad Etisalat Co.	534,554	8,721,363
Jabal Omar Development Co.(b)	756,387	4,026,088
Jarir Marketing Co.	766,993	2,625,301
Leejam Sports Co. JSC	58,256	2,201,222
Makkah Construction & Development Co.	128,204	2,836,750
Middle East Healthcare Co.	83,240	1,247,809
Mobile Telecommunications Co. Saudi Arabia	800,800	2,218,405
Mouwasat Medical Services Co.	167,412	3,384,860
Nahdi Medical Co.	56,691	1,871,010
National Agriculture Development Co. (The)(b)	314,179	1,720,017
National Gas & Industrialization Co.	120,684	2,444,670
National Industrialization Co.(b)	621,589	1,592,457
Riyad Bank	1,843,942	13,836,025
SABIC Agri-Nutrients Co.	318,678	10,108,320
Sahara International Petrochemical Co.	558,791	2,663,282
SAL Saudi Logistics Services	54,419	2,494,875
Saudi Arabian Mining Co.(b)	1,762,356	24,365,533
Saudi Arabian Oil Co.(c)	7,696,017	49,798,232
Saudi Aramco Base Oil Co.	82,216	2,281,392
Saudi Awwal Bank	1,248,059	10,758,162
Saudi Basic Industries Corp.	1,133,217	16,509,906
Saudi Cement Co.	122,445	1,248,246
Saudi Chemical Co. Holding	1,096,767	2,221,819
Saudi Electricity Co.	1,181,068	4,644,209
Saudi Ground Services Co.	227,087	2,945,464
Saudi Industrial Investment Group	374,811	1,793,482
Saudi Investment Bank (The)	527,677	2,021,920
Saudi Kayan Petrochemical Co.(b)	1,065,805	1,296,326
Saudi National Bank (The)	3,869,984	38,618,929
Saudi Public Transport Co.(b)	183,000	651,260
Saudi Real Estate Co.(b)	328,450	1,609,109
Saudi Research & Media Group(b)	53,464	2,617,606
Saudi Tadawul Group Holding Co.	64,709	2,821,696
Saudi Telecom Co.	2,689,274	30,102,883
Saudia Dairy & Foodstuff Co.	36,355	2,547,341
Savola Group (The)(b)	210,775	1,389,864
Seera Group Holding(b)	379,001	2,607,932
Southern Province Cement Co.	97,807	685,096
United Electronics Co.	112,061	2,681,207
United International Transportation Co.	114,155	2,127,586
Yamama Cement Co.	243,051	2,128,341
Yanbu Cement Co.	180,987	821,123
Yanbu National Petrochemical Co.	373,822	3,036,831
		463,798,502
Singapore — 1.1%
CapitaLand Ascendas REIT	4,582,848	9,812,459
CapitaLand Ascott Trust	3,716,065	2,557,894
CapitaLand China Trust(a)	3,057,441	1,785,408
CapitaLand Integrated Commercial Trust	7,303,067	12,330,939
CapitaLand Investment Ltd./Singapore	3,118,500	6,641,788
CDL Hospitality Trusts	2,608,681	1,601,866
City Developments Ltd.	791,000	3,744,729
ComfortDelGro Corp. Ltd.	2,454,000	2,884,987
Security	Shares	Value
Singapore (continued)
DBS Group Holdings Ltd.	2,794,800	$102,581,651
ESR-REIT	1,517,124	3,212,852
First Resources Ltd.	1,155,500	1,348,134
Frasers Centrepoint Trust	2,318,746	3,954,160
Frasers Hospitality Trust	1,831,900	985,120
Frasers Logistics & Commercial Trust(a)	3,328,713	2,248,084
Genting Singapore Ltd.	6,466,500	3,647,646
Golden Agri-Resources Ltd.(a)	10,465,900	2,048,742
Grab Holdings Ltd., Class A(b)	3,242,837	15,857,473
Hafnia Ltd.	563,489	3,096,702
Hutchison Port Holdings Trust, Class U	9,080,500	1,810,098
iFAST Corp. Ltd.(a)	296,000	2,059,488
Keppel DC REIT	2,332,687	4,245,074
Keppel Infrastructure Trust(a)	10,313,436	3,487,354
Keppel Ltd.	1,816,500	11,801,504
Keppel REIT(a)	3,624,780	2,645,581
Mapletree Industrial Trust	2,636,960	4,110,753
Mapletree Logistics Trust(a)	4,385,456	3,899,834
Mapletree Pan Asia Commercial Trust	2,584,493	2,560,985
NetLink NBN Trust(a)	6,455,900	4,450,116
Oversea-Chinese Banking Corp. Ltd.	4,405,350	57,089,628
Parkway Life REIT	1,091,300	3,380,482
Raffles Medical Group Ltd.(a)	1,560,000	1,185,917
SATS Ltd.	1,664,497	4,061,447
Sea Ltd., ADR(b)	509,015	79,737,200
Seatrium Ltd.	2,921,689	5,077,780
Sembcorp Industries Ltd.	1,197,100	7,118,061
Sheng Siong Group Ltd.	2,216,100	3,577,414
SIA Engineering Co. Ltd.	600,600	1,419,206
Singapore Airlines Ltd.	1,896,900	9,907,818
Singapore Exchange Ltd.	1,024,600	12,563,237
Singapore Post Ltd.	2,653,000	996,759
Singapore Technologies Engineering Ltd.	2,164,200	14,559,179
Singapore Telecommunications Ltd.	10,293,800	30,677,038
Starhill Global REIT	4,860,700	2,016,374
StarHub Ltd.	836,100	792,054
Suntec REIT	2,801,300	2,493,306
United Overseas Bank Ltd.	1,604,000	44,563,510
UOL Group Ltd.	501,800	2,652,611
Venture Corp. Ltd.	229,700	2,278,448
Wilmar International Ltd.	1,955,600	4,426,220
Yangzijiang Financial Holding Ltd.	3,790,100	2,802,400
Yangzijiang Shipbuilding Holdings Ltd.	3,416,400	6,701,022
Yanlord Land Group Ltd.(b)	925,900	410,660
		521,899,192
South Africa — 1.0%
Absa Group Ltd.	1,054,445	10,408,241
AECI Ltd.	241,092	1,448,570
African Rainbow Minerals Ltd.	237,030	2,403,638
Anglogold Ashanti PLC	673,285	30,614,700
Aspen Pharmacare Holdings Ltd.	488,981	3,148,698
AVI Ltd.	511,243	2,635,324
Barloworld Ltd.	309,308	1,974,855
Bid Corp. Ltd.	464,493	11,678,463
Bidvest Group Ltd. (The)	388,268	5,050,897
Capitec Bank Holdings Ltd.	114,291	22,155,125
Clicks Group Ltd.	336,458	7,053,959
Coronation Fund Managers Ltd.	234,318	529,169
Dis-Chem Pharmacies Ltd.(c)	485,815	828,616
Discovery Ltd.	699,848	8,299,003
Exxaro Resources Ltd.	338,421	2,959,100
FirstRand Ltd.	6,417,088	27,250,535
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Foschini Group Ltd. (The)	498,489	$3,366,178
Gold Fields Ltd.	1,196,478	29,178,414
Grindrod Ltd.	340,000	215,995
Growthpoint Properties Ltd.	3,629,159	2,839,342
Harmony Gold Mining Co. Ltd.	751,183	10,057,908
Impala Platinum Holdings Ltd.(b)	1,219,111	11,522,329
Investec Ltd.	473,769	3,478,932
JSE Ltd.	192,033	1,433,320
Kumba Iron Ore Ltd.	88,862	1,469,403
Life Healthcare Group Holdings Ltd.	1,952,897	1,435,493
Momentum Group Ltd.	1,790,637	3,389,345
Motus Holdings Ltd.	322,249	1,642,181
Mr. Price Group Ltd.	375,198	4,341,672
MTN Group Ltd.	2,175,913	18,288,600
MultiChoice Group(b)	476,977	3,151,262
Naspers Ltd., Class N	220,743	68,139,412
Nedbank Group Ltd.	553,533	7,553,239
NEPI Rockcastle NV	706,890	5,402,885
Netcare Ltd.	1,787,897	1,349,541
Ninety One Ltd.	267,376	643,028
Northam Platinum Holdings Ltd.	477,908	5,489,631
Old Mutual Ltd.	6,049,145	4,240,586
OUTsurance Group Ltd.	1,291,226	5,475,727
Pepkor Holdings Ltd.(c)	4,617,160	6,933,848
Pick n Pay Stores Ltd.(b)	1,181,713	1,839,103
Redefine Properties Ltd.	10,498,119	2,778,270
Reinet Investments SCA	211,900	6,124,496
Remgro Ltd.	588,521	5,361,873
Resilient REIT Ltd.	561,707	2,015,395
Reunert Ltd.	350,150	1,074,154
Sanlam Ltd.	2,366,393	11,384,927
Sappi Ltd.	874,870	1,325,873
Sasol Ltd.(b)	710,618	3,655,487
Shoprite Holdings Ltd.	661,049	9,635,085
Sibanye Stillwater Ltd.(b)	3,521,489	7,406,690
SPAR Group Ltd. (The)(b)	284,276	1,669,802
Standard Bank Group Ltd.	1,731,701	22,282,616
Super Group Ltd./South Africa(a)	765,051	677,751
Telkom SA SOC Ltd.	640,206	2,088,654
Thungela Resources Ltd.	176,944	903,261
Tiger Brands Ltd.	197,821	3,295,886
Truworths International Ltd.	667,197	2,590,591
Valterra Platinum Ltd.	274,417	12,324,043
Vodacom Group Ltd.	792,141	6,047,950
Vukile Property Fund Ltd.	1,791,729	2,011,648
Wilson Bayly Holmes-Ovcon Ltd.	62,512	596,697
Woolworths Holdings Ltd./South Africa	1,141,411	3,132,947
		449,700,363
South Korea — 3.3%
ABLBio Inc.(a)(b)	73,638	3,838,387
Advanced Nano Products Co. Ltd.(a)	24,352	937,875
Alteogen Inc.(b)	54,062	17,439,548
Amorepacific Corp.	37,898	3,651,963
Amorepacific Holdings Corp.(a)	38,545	856,715
Asiana Airlines Inc.(b)	56,186	382,501
BGF retail Co. Ltd.	10,488	849,563
BNK Financial Group Inc.	304,689	3,191,000
Celltrion Inc.(a)	221,626	28,413,114
Celltrion Pharm Inc.(a)(b)	29,030	1,116,120
Chabiotech Co. Ltd.(a)(b)	170,715	1,355,816
Cheil Worldwide Inc.	103,056	1,472,263
CJ CGV Co. Ltd.(b)	145,150	535,869
Security	Shares	Value
South Korea (continued)
CJ CheilJedang Corp.	9,340	$1,681,810
CJ Corp.	18,983	2,110,174
CJ ENM Co. Ltd.(b)	12,240	576,926
CJ Logistics Corp.	12,220	779,437
Classys Inc.	52,480	2,171,400
Cosmax Inc.(a)	15,647	2,817,636
CosmoAM&T Co. Ltd.(a)(b)	36,284	1,003,877
Coway Co. Ltd.	70,083	5,466,170
CS Wind Corp.	42,312	1,392,598
Daejoo Electronic Materials Co. Ltd.(a)	24,701	1,300,999
Daesang Corp.(a)	39,383	665,031
Daewoo Engineering & Construction Co. Ltd.(b)	241,803	650,527
Daewoong Pharmaceutical Co. Ltd.	8,311	875,666
DB HiTek Co. Ltd.(a)	58,360	1,903,442
DB Insurance Co. Ltd.	61,008	5,607,519
Dentium Co. Ltd.(a)	16,544	765,424
DL E&C Co. Ltd.	53,909	1,820,346
DL Holdings Co. Ltd.(a)	15,408	556,454
Dongjin Semichem Co. Ltd.(a)	94,696	2,134,234
Doosan Bobcat Inc.	79,608	3,155,909
Doosan Co. Ltd.	11,093	4,740,114
Doosan Enerbility Co. Ltd.(b)	605,364	28,360,461
Doosan Fuel Cell Co. Ltd.(a)(b)	77,000	1,287,659
DoubleUGames Co. Ltd.(a)	19,485	783,902
Douzone Bizon Co. Ltd.(a)	31,275	1,598,529
Ecopro BM Co. Ltd.(a)(b)	65,125	5,151,895
Ecopro Co. Ltd.	132,943	4,674,123
Ecopro Materials Co. Ltd.(b)	37,555	1,362,870
E-MART Inc.	22,933	1,470,470
Enchem Co. Ltd.(a)(b)	30,242	1,440,850
Eo Technics Co. Ltd.(a)	15,430	2,385,312
F&F Co. Ltd./New	23,805	1,192,936
Grand Korea Leisure Co. Ltd.	77,184	860,647
Green Cross Corp.	11,584	1,205,614
Green Cross Holdings Corp.	37,262	427,684
GS Engineering & Construction Corp.	131,107	1,818,347
GS Holdings Corp.	68,077	2,408,804
GS Retail Co. Ltd.	64,170	750,689
Hana Financial Group Inc.	385,581	23,574,069
Hana Micron Inc.(a)	100,503	920,720
Hana Tour Service Inc.	37,185	1,437,611
Hanall Biopharma Co. Ltd.(b)	65,805	1,268,457
Hanjin Kal Corp.(a)	37,734	2,951,945
Hankook Tire & Technology Co. Ltd.	109,454	3,491,276
Hanmi Pharm Co. Ltd.	9,720	1,945,431
Hanmi Semiconductor Co. Ltd.(a)	57,565	3,733,708
Hanon Systems(b)	265,899	624,983
Hansol Chemical Co. Ltd.(a)	13,581	1,762,021
Hanssem Co. Ltd.(a)	12,601	424,591
Hanwha Aerospace Co. Ltd.	46,113	32,899,419
Hanwha Corp.(a)	43,535	3,109,312
Hanwha Engine(b)	116,756	2,899,602
Hanwha Industrial Solutions Co. Ltd./ New(a)(b)	50,624	2,224,964
Hanwha Life Insurance Co. Ltd.(b)	671,121	1,675,384
Hanwha Ocean Co. Ltd.(b)	142,213	11,432,234
Hanwha Solutions Corp.(a)	147,065	3,219,562
Hanwha Systems Co. Ltd.	98,885	4,207,602
HD Hyundai Co. Ltd.	60,425	6,182,899
HD Hyundai Electric Co. Ltd.	32,802	11,672,988
HD Hyundai Heavy Industries Co. Ltd.	31,709	11,128,569
HD Hyundai Infracore Co. Ltd.(a)	159,817	1,763,875
HD Hyundai Mipo(a)	34,236	5,209,852

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	55,500	$14,262,511
HDC Hyundai Development Co-Engineering & Construction, Class E	74,069	1,249,541
HL Mando Co. Ltd.	57,245	1,422,882
HLB Inc.(a)(b)	165,445	5,705,588
HLB Life Science Co. Ltd.(a)(b)	206,971	702,305
HMM Co. Ltd.	360,265	6,057,049
Hotel Shilla Co. Ltd.(a)(b)	43,129	1,449,946
HPSP Co. Ltd.(a)	76,472	1,458,443
HS Hyosung Advanced Materials Corp.(a)	6,008	850,287
Hugel Inc.(b)	8,997	2,171,685
HYBE Co. Ltd.(a)	26,658	4,954,702
Hyosung Corp.	9,684	604,749
Hyosung Heavy Industries Corp.	7,704	6,715,736
Hyosung TNC Corp.(a)	3,715	627,578
Hyundai Department Store Co. Ltd.	21,210	1,076,416
Hyundai Elevator Co. Ltd.	46,871	2,860,818
Hyundai Engineering & Construction Co. Ltd.	91,727	4,439,199
Hyundai Glovis Co. Ltd.	47,938	5,063,840
Hyundai Marine & Fire Insurance Co. Ltd.(a)(b)	104,752	1,977,106
Hyundai Mobis Co. Ltd.	79,494	16,774,793
Hyundai Motor Co.	177,805	27,048,991
Hyundai Rotem Co. Ltd.	106,431	15,385,472
Hyundai Steel Co.	109,930	2,797,913
Hyundai Wia Corp.(a)	17,876	637,931
iM Financial Group Co. Ltd.	271,087	2,697,179
Industrial Bank of Korea	318,854	4,448,476
ISC Co. Ltd.	18,772	806,436
ISU Specialty Chemical(a)(b)	39,696	1,251,189
IsuPetasys Co. Ltd.	85,038	3,919,988
JB Financial Group Co. Ltd.	153,610	2,549,484
Jusung Engineering Co. Ltd.(a)	73,440	1,420,331
JYP Entertainment Corp.(a)	48,787	2,541,791
Kakao Corp.	418,382	17,353,801
Kakao Games Corp.(a)(b)	57,672	709,512
KakaoBank Corp.	209,211	4,206,771
Kangwon Land Inc.	120,620	1,619,107
KB Financial Group Inc.	494,273	39,269,080
KCC Corp.	8,534	2,263,822
KEPCO Engineering & Construction Co. Inc.(a)	30,967	2,045,360
KEPCO Plant Service & Engineering Co. Ltd.(a)	40,096	1,500,429
Kia Corp.	308,298	22,558,399
KIWOOM Securities Co. Ltd.(a)	24,134	3,721,564
Koh Young Technology Inc.(a)	97,910	1,012,796
Kolmar Korea Co. Ltd.(a)	49,047	3,423,358
Kolon Industries Inc.	24,923	735,650
Korea Aerospace Industries Ltd.	94,534	6,401,862
Korea Electric Power Corp.	322,348	8,903,847
Korea Gas Corp.	49,309	1,518,653
Korea Investment Holdings Co. Ltd.	52,311	5,355,286
Korea Zinc Co. Ltd.	6,429	3,685,632
Korean Air Lines Co. Ltd.	214,203	3,626,537
Korean Reinsurance Co.	230,204	1,767,049
Krafton Inc.(b)	37,676	8,871,030
KT&G Corp.	132,840	12,450,271
Kum Yang Co. Ltd.(a)(b)(d)	49,335	316,971
Kumho Petrochemical Co. Ltd.	24,952	2,184,201
Kumho Tire Co. Inc.(b)	246,156	820,844
L&F Co. Ltd.(a)(b)	31,877	1,593,951
Lake Materials Co. Ltd.(a)	101,529	905,217
LEENO Industrial Inc.	73,685	2,502,548
Security	Shares	Value
South Korea (continued)
LG Chem Ltd.(a)	63,962	$13,752,140
LG Corp.	118,389	6,721,502
LG Display Co. Ltd.(b)	355,260	2,750,643
LG Electronics Inc.	143,660	7,951,475
LG Energy Solution Ltd.(a)(b)	63,311	17,306,944
LG H&H Co. Ltd.	10,735	2,433,369
LG Innotek Co. Ltd.	19,297	2,153,071
LG Uplus Corp.	279,750	2,944,815
LIG Nex1 Co. Ltd.	18,423	8,295,872
LigaChem Biosciences Inc.(b)	45,418	4,346,142
Lotte Chemical Corp.	24,020	1,143,637
Lotte Chilsung Beverage Co. Ltd.(a)	4,748	443,056
Lotte Energy Materials Corp.(b)	34,126	608,265
Lotte Fine Chemical Co. Ltd.	44,578	1,374,429
Lotte Shopping Co. Ltd.	12,216	628,682
Lotte Wellfood Co. Ltd.(a)	6,530	578,580
LS Corp.(a)	25,781	3,179,810
LS Electric Co. Ltd.	21,429	4,729,653
Lunit Inc.(a)(b)	37,214	1,244,246
LX International Corp.	65,510	1,509,869
LX Semicon Co. Ltd.	16,941	667,752
Medytox Inc.(a)	8,402	884,237
Meritz Financial Group Inc.	127,602	10,597,038
Mirae Asset Securities Co. Ltd.	351,293	4,794,853
Misto Holdings Corp.	72,389	1,863,638
Naturecell Co. Ltd.(a)(b)	99,646	2,699,192
NAVER Corp.	187,857	31,615,415
NCSoft Corp.	20,692	2,872,905
Netmarble Corp.(c)	33,478	1,429,728
Nexon Games Co. Ltd.(b)	73,258	728,986
NH Investment & Securities Co. Ltd.	251,832	3,650,818
NongShim Co. Ltd.(a)	6,031	1,673,551
OCI Holdings Co. Ltd.	22,477	1,507,013
Orion Corp./Republic of Korea	31,477	2,513,276
Oscotec Inc.(a)(b)	56,282	1,272,620
Pan Ocean Co. Ltd.	354,924	1,072,598
Paradise Co. Ltd.	57,062	741,928
Pearl Abyss Corp.(a)(b)	45,056	1,260,251
Peptron Inc.(b)	28,949	6,044,742
PharmaResearch Co. Ltd.	10,482	4,172,227
Poongsan Corp.(a)	31,668	3,652,573
Posco DX Co. Ltd.(a)	78,035	1,334,404
POSCO Future M Co. Ltd.(a)(b)	44,777	4,555,131
POSCO Holdings Inc.	93,711	20,607,915
Posco International Corp.	69,752	2,438,750
Rainbow Robotics(a)(b)	13,195	2,601,122
S-1 Corp.	20,485	1,091,697
Sam Chun Dang Pharm Co. Ltd.	24,637	3,621,736
Samsung Biologics Co. Ltd.(a)(b)(c)	24,121	18,429,109
Samsung C&T Corp.(a)	107,989	13,028,312
Samsung E&A Co. Ltd.	203,330	3,855,575
Samsung Electro-Mechanics Co. Ltd.	70,297	7,468,864
Samsung Electronics Co. Ltd.	6,213,883	316,683,949
Samsung Fire & Marine Insurance Co. Ltd.	41,123	12,982,093
Samsung Heavy Industries Co. Ltd.(b)	893,576	12,196,794
Samsung Life Insurance Co. Ltd.	97,933	8,839,867
Samsung SDI Co. Ltd.	81,473	11,691,061
Samsung SDS Co. Ltd.	50,704	5,809,053
Samsung Securities Co. Ltd.	88,832	4,503,289
Samyang Foods Co. Ltd.(a)	5,679	5,868,305
SD Biosensor Inc.(a)	56,710	407,527
Seah Besteel Holdings Corp.(a)	26,113	586,176
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Seegene Inc.	56,570	$1,204,171
Seojin System Co. Ltd.(a)(b)	79,408	1,244,739
SFA Engineering Corp.(a)(b)	40,481	713,960
Shinhan Financial Group Co. Ltd.	560,830	27,308,997
Shinsegae Inc.(a)	8,694	1,074,154
Shinsung Delta Tech Co. Ltd.(a)	28,822	1,386,119
Silicon2 Co. Ltd.(a)(b)	75,986	2,815,931
SK Biopharmaceuticals Co. Ltd.(b)	42,853	3,018,027
SK Bioscience Co. Ltd.(a)(b)	41,814	1,368,115
SK Chemicals Co. Ltd.	20,766	1,012,866
SK Hynix Inc.(a)	718,094	139,177,971
SK IE Technology Co. Ltd.(a)(b)(c)	41,220	817,115
SK Inc.	49,678	7,209,866
SK Innovation Co. Ltd.	80,948	6,263,055
SK Networks Co. Ltd.	167,542	549,569
SK Square Co. Ltd.(b)	124,250	13,383,009
SK Telecom Co. Ltd.	28,408	1,147,441
SKC Co. Ltd.(a)(b)	31,343	2,255,415
SM Entertainment Co. Ltd.	24,100	2,301,689
S-Oil Corp.(a)	58,810	2,652,744
SOLUM Co. Ltd.(a)(b)	113,027	1,339,716
Solus Advanced Materials Co. Ltd.(a)	57,717	354,841
Soop Co. Ltd.	16,537	939,832
Soulbrain Co. Ltd.(a)	9,891	1,677,357
Taihan Electric Wire Co. Ltd.(a)(b)	125,982	1,413,910
TechWing Inc.(a)	60,089	1,189,161
TKG Huchems Co. Ltd.	39,610	502,361
Wemade Co. Ltd.(b)	37,842	851,100
Woori Financial Group Inc.	831,701	14,757,019
YG Entertainment Inc.	26,345	1,609,536
Youngone Corp.	21,168	920,094
Youngone Holdings Co. Ltd.	15,947	1,616,096
Yuhan Corp.	78,140	6,579,773
		1,489,480,215
Spain — 2.0%
Acciona SA	35,805	6,867,215
Acerinox SA	248,164	2,863,687
ACS Actividades de Construccion y Servicios SA	266,727	18,408,096
Aena SME SA(c)	966,510	26,026,287
Almirall SA	139,085	1,674,185
Amadeus IT Group SA	583,039	46,814,389
Atresmedia Corp. de Medios de Comunicacion SA	287,060	1,622,218
Banco Bilbao Vizcaya Argentaria SA	7,549,776	125,917,096
Banco de Sabadell SA	7,345,792	27,112,587
Banco Santander SA	19,839,053	170,432,976
Bankinter SA	919,805	13,129,501
CaixaBank SA	5,168,426	48,626,129
Cellnex Telecom SA(c)	673,316	23,760,998
CIE Automotive SA	119,439	3,586,018
Construcciones y Auxiliar de Ferrocarriles SA	47,568	2,880,542
Enagas SA	305,654	4,577,929
Ence Energia y Celulosa SA	277,571	873,472
Endesa SA	374,470	10,833,195
Ferrovial SE	662,521	33,962,757
Fluidra SA	147,057	3,667,693
Gestamp Automocion SA(c)	202,590	761,537
Grifols SA(b)	329,149	4,904,363
Iberdrola SA	8,363,313	146,996,242
Indra Sistemas SA(a)	107,085	4,435,888
Industria de Diseno Textil SA	1,411,583	67,427,119
Inmobiliaria Colonial SOCIMI SA	396,729	2,627,314
Security	Shares	Value
Spain (continued)
International Consolidated Airlines Group SA, Class DI	1,626,291	$8,153,032
Laboratorios Farmaceuticos Rovi SA	31,436	1,940,449
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	930,848	1,434,114
Logista Integral SA	71,827	2,273,362
Melia Hotels International SA	199,634	1,772,596
Merlin Properties SOCIMI SA	462,710	6,406,703
Neinor Homes SA(c)	57,545	1,118,487
Pharma Mar SA	22,806	2,078,812
Prosegur Cia. de Seguridad SA	370,157	1,096,199
Redeia Corp. SA	286,554	5,555,131
Repsol SA	1,433,864	21,739,889
Sacyr SA	814,430	3,334,894
Solaria Energia y Medio Ambiente SA(b)	177,403	2,281,066
Talgo SA(a)(b)(c)	192,819	666,929
Tecnicas Reunidas SA(b)	102,250	2,518,094
Telefonica SA	4,940,823	25,498,563
Unicaja Banco SA(c)	1,924,856	5,057,361
Vidrala SA	11,177	1,203,165
Viscofan SA	55,668	3,809,231
		898,727,510
Sweden — 2.2%
AAK AB	226,564	5,828,227
AddLife AB, Class B	185,197	3,261,346
AddTech AB, Class B	353,350	11,878,985
AFRY AB	155,431	2,405,849
Alfa Laval AB	370,897	16,114,586
Alimak Group AB(c)	85,139	1,459,389
Alleima AB	310,385	2,193,478
Arjo AB, Class B	402,431	1,402,380
Asmodee Group AB, Class B(b)	212,040	2,670,345
Assa Abloy AB, Class B	1,368,705	45,290,765
Atlas Copco AB, Class A	3,515,578	53,536,571
Atlas Copco AB, Class B	1,943,108	26,296,377
Attendo AB(c)	121,070	845,963
Avanza Bank Holding AB	173,019	6,373,945
Axfood AB	133,900	3,989,993
Beijer Ref AB, Class B	521,478	8,753,997
Betsson AB, Class B	220,668	3,736,432
Bilia AB, Class A	122,695	1,441,581
Billerud Aktiebolag	364,112	3,091,574
BioArctic AB, Class B(a)(b)(c)	72,301	1,583,004
BioGaia AB, Class B	194,795	1,949,076
Boliden AB(b)	368,295	11,273,224
BoneSupport Holding AB(b)(c)	108,070	3,649,712
Bravida Holding AB(c)	302,844	2,841,871
Bufab AB	268,017	2,657,967
Bure Equity AB	80,989	2,390,901
Camurus AB(b)	62,512	4,337,319
Castellum AB	497,056	5,658,266
Catena AB	82,376	3,721,271
Clas Ohlson AB, Class B	86,721	3,017,416
Cloetta AB, Class B	539,566	1,735,266
Corem Property Group AB, Class B	996,809	444,608
Dios Fastigheter AB	186,237	1,223,538
Dometic Group AB(c)	446,558	2,255,755
Electrolux AB, Class B(b)	336,689	2,050,638
Electrolux Professional AB, Class B	482,276	3,276,927
Elekta AB, Class B	446,194	2,200,234
Embracer Group AB(b)	206,424	2,135,372
Epiroc AB, Class A	827,166	16,835,435

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Epiroc AB, Class B	530,965	$9,518,072
EQT AB	497,074	16,614,250
Essity AB, Class B	800,664	19,742,380
Evolution AB(c)	189,574	16,864,702
Fabege AB	356,002	2,983,882
Fastighets AB Balder, Class B(b)	861,710	5,818,345
Getinge AB, Class B	289,925	5,722,616
Granges AB	142,489	1,910,654
H & M Hennes & Mauritz AB, Class B	714,753	9,628,895
Hemnet Group AB	111,786	3,219,266
Hexagon AB, Class B	2,700,047	29,668,329
Hexatronic Group AB(a)(b)	528,657	1,122,849
Hexpol AB	386,550	3,328,578
HMS Networks AB(b)	69,008	2,899,699
Holmen AB, Class B	102,499	3,809,541
Hufvudstaden AB, Class A	168,229	2,035,676
Husqvarna AB, Class B	515,181	2,790,273
Industrivarden AB, Class A	171,906	6,360,166
Industrivarden AB, Class C	222,587	8,220,062
Indutrade AB	372,566	9,047,541
Instalco AB	406,497	1,064,402
Investment AB Latour, Class B	173,996	4,441,976
Investor AB, Class B	2,274,385	65,910,582
INVISIO AB	88,199	2,857,742
JM AB	148,715	2,131,084
Kinnevik AB, Class B	361,918	3,244,950
L E Lundbergforetagen AB, Class B	79,151	3,860,759
Lifco AB, Class B	341,757	12,173,752
Lindab International AB	165,011	3,468,296
Loomis AB, Class B	95,412	3,772,524
Medicover AB, Class B	172,472	4,831,548
MEKO AB	85,725	750,480
Millicom International Cellular SA	164,295	6,596,444
MIPS AB	50,274	2,130,679
Modern Times Group MTG AB, Class B(b)	136,345	1,401,706
Munters Group AB(c)	199,471	2,807,210
Mycronic AB	241,361	5,237,263
NCC AB, Class B	161,908	3,065,774
New Wave Group AB, Class B	214,585	2,569,862
Nibe Industrier AB, Class B	2,067,478	9,540,192
Nolato AB, Class B	387,142	2,290,113
Nordea Bank Abp	4,030,717	58,815,342
Nordnet AB publ	204,548	5,524,040
Nyfosa AB	349,985	3,034,129
Pandox AB, Class B	172,072	3,072,573
Paradox Interactive AB	52,148	891,661
Peab AB, Class B	246,140	1,851,112
Platzer Fastigheter Holding AB, Class B	141,789	1,010,376
Ratos AB, Class B	406,027	1,437,370
Saab AB, Class B	428,725	23,320,057
Sagax AB, Class B	276,639	5,855,237
Samhallsbyggnadsbolaget i Norden AB(a)	1,814,398	909,711
Sandvik AB	1,351,197	32,968,745
Scandic Hotels Group AB(c)	439,864	3,647,511
Sectra AB, Class B	182,669	6,772,630
Securitas AB, Class B	622,497	9,238,686
Sinch AB(b)(c)	929,217	3,189,959
Skandinaviska Enskilda Banken AB, Class A	2,018,727	35,312,635
Skanska AB, Class B	413,043	9,634,844
SKF AB, Class B	402,703	9,379,935
SSAB AB, Class A	233,980	1,349,280
SSAB AB, Class B	884,059	4,996,410
Security	Shares	Value
Sweden (continued)
Storskogen Group AB, Class B	2,036,638	$2,363,779
Svenska Cellulosa AB SCA, Class B	767,461	9,624,842
Svenska Handelsbanken AB, Class A	1,930,586	23,522,986
Sweco AB, Class B	259,227	4,089,184
Swedbank AB, Class A	1,116,965	29,742,573
Swedish Orphan Biovitrum AB(b)	254,524	6,998,516
Tele2 AB, Class B	746,935	11,543,964
Telefonaktiebolaget LM Ericsson, Class B	3,671,810	26,670,488
Telia Co. AB	2,938,101	10,376,521
Thule Group AB(c)	176,319	4,986,610
Trelleborg AB, Class B	269,089	9,777,290
Truecaller AB, Class B	499,060	2,492,944
Vitec Software Group AB, Class B	65,553	2,541,328
Vitrolife AB	106,715	1,568,170
Volvo AB, Class B	2,039,233	58,566,336
Wallenstam AB, Class B	642,342	2,911,241
Wihlborgs Fastigheter AB	407,957	4,009,018
Yubico AB(a)(b)	82,533	1,135,760
		1,016,396,490
Switzerland — 5.5%
ABB Ltd., Registered	2,070,433	135,195,319
Accelleron Industries AG	140,476	12,794,812
Adecco Group AG, Registered	203,165	6,397,288
Alcon AG	661,083	57,955,805
Allreal Holding AG, Registered	18,938	4,283,481
ALSO Holding AG, Registered	9,614	2,903,709
Amrize Ltd.(b)	695,587	35,162,576
ams-OSRAM AG(b)	144,771	1,908,199
Aryzta AG(b)	45,693	4,288,423
Autoneum Holding AG	5,669	1,007,822
Avolta AG, Registered	115,106	5,983,618
Bachem Holding AG(a)	46,630	3,928,416
Baloise Holding AG, Registered	53,962	12,932,797
Banque Cantonale Vaudoise, Registered	42,892	4,963,645
Barry Callebaut AG, Registered(a)	4,455	5,425,292
Basilea Pharmaceutica Ag Allschwil, Registered(b)	29,738	2,108,928
Belimo Holding AG, Registered	13,938	16,220,038
BeOne Medicines Ltd.(b)	1,122,879	25,527,993
BKW AG	32,275	7,206,121
Bossard Holding AG, Class A, Registered	8,649	1,833,032
Bucher Industries AG, Registered	7,398	3,493,696
Burckhardt Compression Holding AG	6,088	5,421,925
Bystronic AG, Registered	1,498	742,315
Cembra Money Bank AG	42,771	4,800,198
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,345	19,785,716
Chocoladefabriken Lindt & Spruengli AG, Registered	134	19,593,781
Cie Financiere Richemont SA, Class A, Registered	709,996	115,925,435
Clariant AG, Registered	261,906	2,687,929
Comet Holding AG, Registered	12,108	3,048,558
COSMO Pharmaceuticals NV	20,355	1,460,182
Daetwyler Holding AG, Bearer(a)	10,806	1,924,485
DKSH Holding AG	46,578	3,220,880
dormakaba Holding AG	5,219	5,038,029
EFG International AG	123,387	2,445,614
Emmi AG, Registered	3,142	2,860,014
EMS-Chemie Holding AG, Registered	8,941	7,034,698
Flughafen Zurich AG, Registered	24,083	6,787,470
Forbo Holding AG, Registered	1,513	1,435,103
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Galderma Group AG	159,864	$24,637,937
Galenica AG(c)	66,078	7,012,833
Geberit AG, Registered	46,061	35,287,257
Georg Fischer AG	107,768	8,430,546
Givaudan SA, Registered	12,279	51,330,480
Helvetia Holding AG, Registered	52,068	12,521,388
Holcim AG	704,585	56,190,597
Huber + Suhner AG, Registered	34,215	4,568,589
Implenia AG, Registered	18,572	1,250,070
Inficon Holding AG	27,825	3,348,072
Interroll Holding AG, Registered	976	2,748,385
Julius Baer Group Ltd.	275,555	18,645,227
Kardex Holding AG, Registered	10,729	4,131,384
Komax Holding AG, Registered(a)(b)	6,287	860,552
Kuehne + Nagel International AG, Registered	61,674	12,574,027
Landis+Gyr Group AG	37,290	3,044,890
LEM Holding SA, Registered(b)	842	684,432
Logitech International SA, Registered	201,244	18,660,722
Lonza Group AG, Registered	95,197	66,349,347
Medmix AG(c)	36,563	534,401
Mobilezone Holding AG, Registered	51,469	717,956
Mobimo Holding AG, Registered	12,659	4,957,938
Nestle SA, Registered	3,446,869	301,177,292
Novartis AG, Registered	2,497,342	284,414,900
OC Oerlikon Corp. AG Pfaffikon, Registered	323,131	1,578,677
Partners Group Holding AG	29,781	40,034,494
PSP Swiss Property AG, Registered	61,239	10,390,074
Roche Holding AG, Bearer	39,238	13,040,163
Roche Holding AG, NVS	926,174	289,033,925
Sandoz Group AG	559,975	32,024,349
Schindler Holding AG, Participation Certificates, NVS	56,427	20,406,029
Schindler Holding AG, Registered	29,808	10,454,538
Schweiter Technologies AG	1,583	730,678
Sensirion Holding AG(b)(c)	15,377	1,523,456
SFS Group AG	23,430	3,027,764
SGS SA	209,614	21,299,583
Siegfried Holding AG	54,362	6,078,008
SIG Group AG	414,288	6,702,671
Sika AG, Registered	202,104	47,692,405
Softwareone Holding AG	148,472	1,211,743
Softwareone Holding AG(b)	127,094	1,038,516
Sonova Holding AG, Registered	68,034	18,519,396
Stadler Rail AG(a)	71,018	1,876,769
Straumann Holding AG	149,771	18,248,077
Sulzer AG, Registered	31,748	6,108,660
Sunrise Communications AG, Class A	86,558	4,611,632
Swatch Group AG (The), Bearer	36,319	6,423,277
Swiss Life Holding AG, Registered	39,411	40,821,817
Swiss Prime Site AG, Registered	114,371	15,818,505
Swiss Re AG	398,932	71,409,369
Swisscom AG, Registered	33,819	23,498,602
Swissquote Group Holding SA, Registered	16,119	10,710,197
Tecan Group AG, Registered	15,628	3,094,213
Temenos AG, Registered	77,957	6,972,836
UBS Group AG, Registered	4,303,108	159,920,737
Valiant Holding AG, Registered	26,345	4,146,643
VAT Group AG(c)	37,011	12,960,831
Vontobel Holding AG, Registered	43,356	3,161,257
Ypsomed Holding AG, Registered	6,147	2,941,076
Zurich Insurance Group AG	192,368	131,215,404
		2,528,538,935
Security	Shares	Value
Taiwan — 5.8%
AcBel Polytech Inc.	1,553,000	$1,426,539
Accton Technology Corp.	709,000	20,939,739
Acer Inc.	3,433,148	3,667,842
Acter Group Corp. Ltd.	255,000	4,157,675
ADATA Technology Co. Ltd.	726,784	2,203,910
Advanced Energy Solution Holding Co. Ltd.	68,000	2,802,620
Advanced Wireless Semiconductor Co.	416,631	1,320,347
Advantech Co. Ltd.	598,756	6,660,467
Airoha Technology Corp., NVS	73,000	1,346,346
Airtac International Group	155,185	4,413,696
Alchip Technologies Ltd.	102,000	13,039,371
Allis Electric Co. Ltd.	413,709	1,406,042
Ambassador Hotel (The)	94,000	131,145
Andes Technology Corp.(b)	128,000	1,198,703
AP Memory Technology Corp.	206,000	2,246,695
Ardentec Corp.	868,000	2,181,253
ASE Technology Holding Co. Ltd.	4,263,958	20,677,574
Asia Cement Corp.	2,363,329	3,194,674
Asia Optical Co. Inc.	464,000	2,002,636
Asia Vital Components Co. Ltd.	429,709	13,060,687
ASMedia Technology Inc.	59,000	3,712,078
ASPEED Technology Inc.	39,600	5,997,053
Asustek Computer Inc.	927,000	20,348,955
AUO Corp.	7,440,400	2,966,275
AURAS Technology Co. Ltd.	121,000	2,695,488
BES Engineering Corp.	3,890,000	1,440,290
Bizlink Holding Inc.	276,145	8,305,519
Bora Pharmaceuticals Co. Ltd.	109,336	2,979,638
Brighton-Best International Taiwan Inc.	950,000	1,108,175
Caliway Biopharmaceuticals Co. Ltd.(b)	1,460,000	6,038,227
Capital Securities Corp.	4,055,450	2,742,283
Catcher Technology Co. Ltd.	674,000	4,759,871
Cathay Financial Holding Co. Ltd.	12,362,254	25,056,262
Center Laboratories Inc.	926,518	1,152,849
Century Iron & Steel Industrial Co. Ltd.	298,000	1,860,231
Chailease Holding Co. Ltd.	1,761,266	6,799,635
Chang Hwa Commercial Bank Ltd.	6,528,095	4,032,199
Chenbro Micom Co. Ltd.	243,000	4,118,920
Cheng Loong Corp.	1,613,000	983,354
Cheng Shin Rubber Industry Co. Ltd.	2,597,500	3,474,635
Cheng Uei Precision Industry Co. Ltd.	709,000	1,338,296
Chicony Electronics Co. Ltd.	758,137	3,305,814
China Airlines Ltd.	6,346,000	4,348,517
China Bills Finance Corp.	1,992,000	1,009,814
China Motor Corp.	355,000	654,768
China Petrochemical Development Corp.(b)	7,861,587	1,954,345
China Steel Chemical Corp.	457,000	1,327,585
China Steel Corp.	14,904,575	9,679,064
Chipbond Technology Corp.	1,061,000	1,983,518
ChipMOS Technologies Inc.	1,633,000	1,412,983
Chroma ATE Inc.	494,000	7,073,726
Chung-Hsin Electric & Machinery Manufacturing Corp.	674,000	3,693,808
Chunghwa Precision Test Tech Co. Ltd.	58,000	1,638,797
Chunghwa Telecom Co. Ltd.	4,681,000	20,227,905
Compal Electronics Inc.	4,448,000	4,352,823
Compeq Manufacturing Co. Ltd.	1,407,000	3,058,004
Coretronic Corp.	597,000	1,616,311
CTBC Financial Holding Co. Ltd.	22,155,980	30,444,457
CTCI Corp.	1,060,000	1,033,490
Delta Electronics Inc.	2,567,000	48,357,394
E Ink Holdings Inc.	1,142,000	7,776,120

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	20,569,745	$21,999,206
Eclat Textile Co. Ltd.	219,365	2,934,299
EirGenix Inc.(b)	321,000	683,356
Elan Microelectronics Corp.	581,000	2,400,345
Elite Material Co. Ltd.	415,000	15,212,491
Elite Semiconductor Microelectronics Technology Inc.	670,000	1,113,690
eMemory Technology Inc.	82,000	5,550,952
Ennoconn Corp.	220,273	2,239,369
Ennostar Inc.	1,181,500	1,382,409
Eternal Materials Co. Ltd.	1,755,253	1,626,592
Eva Airways Corp.	3,557,332	4,485,439
Evergreen Marine Corp. Taiwan Ltd.	1,489,590	9,829,647
Everlight Electronics Co. Ltd.	1,052,000	2,428,956
Far Eastern Department Stores Ltd.	1,094,702	775,078
Far Eastern International Bank	7,009,919	3,144,256
Far Eastern New Century Corp.	3,841,071	3,681,451
Far EasTone Telecommunications Co. Ltd.	2,329,000	6,352,112
Faraday Technology Corp.	337,968	1,704,553
Feng Hsin Steel Co. Ltd.	725,000	1,638,232
Feng TAY Enterprise Co. Ltd.	467,564	1,849,045
First Financial Holding Co. Ltd.	15,073,478	14,890,097
Fitipower Integrated Technology Inc.	176,250	1,057,725
FLEXium Interconnect Inc.(b)	476,987	1,040,005
Formosa Chemicals & Fibre Corp.	4,548,660	4,368,374
Formosa Plastics Corp.	5,398,040	7,678,674
Fortune Electric Co. Ltd.	246,070	5,415,755
Fositek Corp.	83,000	2,496,033
Foxconn Technology Co. Ltd.	1,771,287	3,808,677
Fubon Financial Holding Co. Ltd.	10,708,892	29,392,362
Fulgent Sun International Holding Co. Ltd.	250,824	856,584
General Interface Solution GIS Holding Ltd.(b)	347,000	530,346
Genius Electronic Optical Co. Ltd.	141,281	2,034,703
Getac Holdings Corp.	707,000	2,772,776
Giant Manufacturing Co. Ltd.	514,189	1,969,432
Gigabyte Technology Co. Ltd.	696,000	6,314,568
Global Unichip Corp.	111,000	4,445,247
Globalwafers Co. Ltd.	292,000	3,314,495
Gloria Material Technology Corp.	1,496,000	1,851,869
Gold Circuit Electronics Ltd.	514,000	6,366,615
Goldsun Building Materials Co. Ltd.	1,912,056	2,359,078
Gourmet Master Co. Ltd.	129,000	345,843
Grand Process Technology Corp.	44,000	2,190,722
Grape King Bio Ltd.	210,000	907,588
Great Wall Enterprise Co. Ltd.	1,626,195	3,315,980
Gudeng Precision Industrial Co. Ltd.	196,000	1,968,082
HannStar Display Corp.(b)	3,910,000	932,379
Highwealth Construction Corp.	2,496,920	3,411,788
Hiwin Technologies Corp.	488,879	3,431,913
Hon Hai Precision Industry Co. Ltd.	16,332,769	96,044,513
Hota Industrial Manufacturing Co. Ltd.	558,194	1,015,171
Hotai Motor Co. Ltd.	386,600	7,111,748
HTC Corp.(b)	1,383,000	1,857,011
Hua Nan Financial Holdings Co. Ltd.	12,513,389	11,990,205
Huaku Development Co. Ltd.	656,040	2,086,922
IBF Financial Holdings Co. Ltd.	6,838,198	3,319,914
Innolux Corp.	8,954,465	3,434,310
International Games System Co. Ltd.	362,000	9,465,461
Inventec Corp.	3,335,000	4,925,543
ITEQ Corp.	460,101	1,545,726
Jentech Precision Industrial Co. Ltd.	139,993	6,660,521
Jinan Acetate Chemical Co. Ltd.	1,390,830	3,701,711
Security	Shares	Value
Taiwan (continued)
Kaori Heat Treatment Co. Ltd.	337,000	$3,531,680
Kenda Rubber Industrial Co. Ltd.	1,094,968	827,417
Kenmec Mechanical Engineering Co. Ltd.	505,128	1,229,295
KGI Financial Holding Co. Ltd.	22,315,340	11,303,953
King Slide Works Co. Ltd.	73,000	6,427,621
King Yuan Electronics Co. Ltd.	1,510,000	5,906,621
King's Town Bank Co. Ltd.(b)	1,352,000	2,437,859
Kinik Co.	203,000	2,191,457
Kinsus Interconnect Technology Corp.	389,000	1,321,796
L&K Engineering Co. Ltd.	298,000	3,208,531
LandMark Optoelectronics Corp.	150,000	2,030,498
Largan Precision Co. Ltd.	125,000	9,804,142
Lien Hwa Industrial Holdings Corp.	2,165,226	3,273,716
Lite-On Technology Corp.	2,611,074	10,322,868
Lotes Co. Ltd.	108,841	5,089,392
Lotus Pharmaceutical Co. Ltd.	220,000	1,593,323
M31 Technology Corp.	52,801	869,236
Macronix International Co. Ltd.(b)	2,794,525	1,757,202
Makalot Industrial Co. Ltd.	367,863	3,235,301
MediaTek Inc.	1,999,970	90,567,771
Medigen Vaccine Biologics Corp.(b)	450,595	644,463
Mega Financial Holding Co. Ltd.	15,505,087	22,055,914
Merida Industry Co. Ltd.	426,350	1,647,166
Merry Electronics Co. Ltd.	658,834	2,498,656
Microbio Co. Ltd.(b)	710,643	568,577
Micro-Star International Co. Ltd.	804,000	3,840,970
Mitac Holdings Corp.(b)	1,427,198	3,614,031
MPI Corp.	155,000	5,387,247
Nan Kang Rubber Tire Co. Ltd.	907,000	1,132,148
Nan Ya Plastics Corp.	5,980,300	8,156,515
Nan Ya Printed Circuit Board Corp.	282,000	1,651,997
Nanya Technology Corp.(b)	2,143,000	3,154,867
Nien Made Enterprise Co. Ltd.	252,000	3,597,227
Novatek Microelectronics Corp.	694,000	10,967,750
Nuvoton Technology Corp.	549,000	1,253,691
Oneness Biotech Co. Ltd.(b)	905,272	1,912,856
Orient Semiconductor Electronics Ltd.	557,000	717,987
Pan Jit International Inc.	988,000	1,557,056
Parade Technologies Ltd.	106,000	2,017,371
Pegatron Corp.	2,606,000	6,937,615
PharmaEssentia Corp.(b)	400,000	6,603,671
Phison Electronics Corp.	183,000	3,212,523
Pixart Imaging Inc.	302,000	1,957,855
Polaris Group/Tw(b)	510,813	610,115
Pou Chen Corp.	3,140,000	2,952,886
Powerchip Semiconductor Manufacturing Corp.(b)	4,099,000	2,041,939
Powertech Technology Inc.	723,000	3,019,921
President Chain Store Corp.	648,000	5,553,023
Primax Electronics Ltd.	819,000	1,984,936
Prince Housing & Development Corp.	2,790,521	848,894
Qisda Corp.	2,579,000	2,224,071
Quanta Computer Inc.	3,522,000	32,804,465
Quanta Storage Inc.	386,000	1,129,636
Radiant Opto-Electronics Corp.	522,060	2,399,666
Raydium Semiconductor Corp.	111,000	1,288,201
Realtek Semiconductor Corp.	625,020	11,950,921
Ruentex Development Co. Ltd.	2,752,469	2,747,590
Ruentex Industries Ltd.	1,128,044	1,961,416
Sanyang Motor Co. Ltd.	873,000	1,805,974
Sercomm Corp.	521,000	1,737,835
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Shanghai Commercial & Savings Bank Ltd. (The)	5,074,007	$7,284,471
Shihlin Electric & Engineering Corp.	364,000	2,152,504
Shin Zu Shing Co. Ltd.	283,984	2,208,150
Shinkong Synthetic Fibers Corp.	3,361,000	1,443,137
Silergy Corp.	406,000	4,367,173
Silicon Integrated Systems Corp.	707,200	1,298,030
Simplo Technology Co. Ltd.	303,200	4,139,728
Sinbon Electronics Co. Ltd.	280,000	2,263,227
Sino-American Silicon Products Inc.	906,000	3,037,398
SinoPac Financial Holdings Co. Ltd.	14,348,654	11,839,202
Sitronix Technology Corp.	258,000	1,712,779
Standard Foods Corp.	829,422	885,392
Sunonwealth Electric Machine Industry Co. Ltd.	422,000	1,593,189
Supreme Electronics Co. Ltd.	864,000	1,215,871
Synnex Technology International Corp.	1,338,600	2,966,572
TA Chen Stainless Pipe	2,676,561	3,508,523
Ta Ya Electric Wire & Cable	1,613,545	1,870,663
Taichung Commercial Bank Co. Ltd.	5,885,194	4,373,049
TaiMed Biologics Inc.(b)	493,338	1,341,463
Tainan Spinning Co. Ltd.	3,200,816	1,374,695
Taishin Financial Holding Co. Ltd.	27,721,471	15,129,967
Taiwan Business Bank	9,402,214	5,051,760
Taiwan Cooperative Financial Holding Co. Ltd.	13,257,497	11,252,280
Taiwan Fertilizer Co. Ltd.	1,368,000	2,376,045
Taiwan High Speed Rail Corp.	2,303,000	2,098,835
Taiwan Hon Chuan Enterprise Co. Ltd.	660,055	3,217,992
Taiwan Mobile Co. Ltd.	2,182,000	7,692,203
Taiwan Secom Co. Ltd.	600,105	2,271,966
Taiwan Semiconductor Manufacturing Co. Ltd.	32,413,000	1,247,876,271
Taiwan Surface Mounting Technology Corp.	417,000	1,469,874
Taiwan Union Technology Corp.	450,000	4,063,733
Tatung Co. Ltd.	2,204,000	2,623,726
TCC Group Holdings Co. Ltd.	9,431,081	7,650,227
Teco Electric and Machinery Co. Ltd.	2,016,000	3,422,392
Test Research Inc.	199,000	958,348
Tong Hsing Electronic Industries Ltd.	557,931	1,885,984
Tong Yang Industry Co. Ltd.	533,000	1,861,576
Topco Scientific Co. Ltd.	345,000	3,310,328
Transcend Information Inc.	610,000	1,920,620
Tripod Technology Corp.	507,000	4,718,808
TSRC Corp.	1,592,100	966,664
TTY Biopharm Co. Ltd.	518,965	1,337,714
Tung Ho Steel Enterprise Corp.	1,023,540	2,194,436
TXC Corp.	753,000	2,105,718
Unimicron Technology Corp.	1,660,000	7,535,229
Uni-President Enterprises Corp.	6,901,292	18,214,326
Unitech Printed Circuit Board Corp.(b)	1,259,459	1,168,554
United Integrated Services Co. Ltd.	315,000	8,270,074
United Microelectronics Corp.	14,599,000	20,229,438
UPI Semiconductor Corp.	156,000	1,012,015
Vanguard International Semiconductor Corp.	1,269,964	3,935,761
Via Technologies Inc.	584,000	1,154,356
VisEra Technologies Co. Ltd.	255,000	1,887,118
Visual Photonics Epitaxy Co. Ltd.	452,000	2,162,577
Voltronic Power Technology Corp.	94,788	3,723,229
Walsin Lihwa Corp.	5,221,228	3,901,981
Walsin Technology Corp.	607,000	1,707,703
Wan Hai Lines Ltd.	1,084,200	3,206,428
Win Semiconductors Corp.	483,953	1,372,376
Winbond Electronics Corp.(b)	5,745,211	3,297,297
Wisdom Marine Lines Co. Ltd.	706,000	1,373,043
Security	Shares	Value
Taiwan (continued)
Wistron Corp.	3,719,227	$15,136,736
Wiwynn Corp.	153,000	13,963,780
WNC Corp.	578,973	2,269,553
WPG Holdings Ltd.	1,783,360	3,951,503
WT Microelectronics Co. Ltd.	878,000	4,026,477
XinTec Inc.	327,000	1,598,388
Yageo Corp.	517,680	9,096,485
Yang Ming Marine Transport Corp.	2,293,000	4,651,838
YFY Inc.	2,046,000	1,662,226
Yuanta Financial Holding Co. Ltd.	12,779,312	13,255,757
Yulon Finance Corp.	389,000	1,302,835
Yulon Motor Co. Ltd.	976,274	1,064,906
Zhen Ding Technology Holding Ltd.	784,050	3,270,011
		2,635,409,385
Thailand — 0.4%
Advanced Info Service PCL, NVDR	1,586,900	14,099,213
Airports of Thailand PCL, NVDR(a)	6,508,600	8,133,599
Amata Corp. PCL, NVDR	3,931,800	1,910,297
B Grimm Power PCL, NVDR(a)	2,553,900	908,133
Bangchak Corp. PCL, NVDR(a)	2,660,300	2,762,423
Bangkok Chain Hospital PCL, NVDR(a)	3,914,800	1,679,229
Bangkok Dusit Medical Services PCL, NVDR	14,214,000	9,352,522
Bangkok Expressway & Metro PCL, NVDR(a)	13,216,100	2,245,101
Banpu PCL, NVDR	15,808,400	2,435,318
Betagro PCL, NVS	538,300	290,784
BTS Group Holdings PCL, NVDR(b)	19,014,811	2,042,038
Bumrungrad Hospital PCL, NVDR	759,000	3,947,430
Central Pattana PCL, NVDR	3,013,100	4,802,344
CH Karnchang PCL, NVDR	2,440,600	1,003,365
Charoen Pokphand Foods PCL, NVDR	4,857,200	3,387,500
CK Power PCL, NVDR	6,916,300	552,206
CP ALL PCL, NVDR	7,602,100	10,983,802
CP Axtra PCL(a)	2,668,485	1,678,335
Delta Electronics Thailand PCL, NVDR(a)	4,285,400	18,969,221
Electricity Generating PCL, NVDR(a)	690,900	2,336,121
Gulf Development PCL(b)	7,376,773	10,605,126
Hana Microelectronics PCL, NVDR	1,046,300	733,580
Home Product Center PCL, NVDR(a)	8,678,700	1,892,184
IRPC PCL, NVDR	23,908,100	749,549
KCE Electronics PCL, NVDR(a)	1,470,500	1,107,987
Kiatnakin Phatra Bank PCL, NVDR	1,317,200	2,220,415
Krung Thai Bank PCL, NVDR	6,558,300	4,409,418
Land & Houses PCL, NVDR	16,798,600	1,957,986
MBK PCL, NVDR	2,250,700	1,161,345
Minor International PCL, NVDR(a)	4,316,100	3,282,461
Muangthai Capital PCL, NVDR	1,893,300	2,172,854
Osotspa PCL, NVDR	2,133,400	1,164,967
PTT Exploration & Production PCL, NVDR(a)	1,626,761	6,262,587
PTT Global Chemical PCL, NVDR(a)	3,113,300	2,245,109
PTT PCL, NVDR(a)	12,829,900	13,045,101
SCB X PCL, NVDR	892,600	3,448,238
Siam Cement PCL (The), NVDR(a)	975,900	5,993,247
Sri Trang Agro-Industry PCL, NVDR(a)	3,765,900	1,616,965
Srisawad Corp. PCL, NVDR	2,335,499	1,445,956
Thai Oil PCL, NVDR	2,485,000	2,613,842
Thai Union Group PCL, NVDR(a)	4,507,300	1,526,625
Thanachart Capital PCL, NVDR	1,123,700	1,692,426
TPI Polene PCL, NVDR	20,301,500	571,523
True Corp. PCL, NVDR(b)	13,488,185	4,279,366
TTW PCL, NVDR	9,718,500	2,657,757
VGI PCL, NVDR	24,475,200	1,564,926

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
WHA Corp. PCL, NVDR	21,413,400	$2,323,275
		176,263,796
Turkey — 0.2%
Akbank TAS	4,065,285	6,740,071
Alarko Holding A/S	533,725	1,232,103
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,782,632	1,410,077
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,226,361	10,239,636
BIM Birlesik Magazalar A/S	623,551	8,148,684
Coca-Cola Icecek A/S	1,581,483	1,973,797
Dogan Sirketler Grubu Holding AS	3,452,784	1,350,312
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	5,976,889	2,914,089
Eregli Demir ve Celik Fabrikalari TAS	4,936,415	3,237,263
Ford Otomotiv Sanayi AS	1,332,538	3,119,056
Haci Omer Sabanci Holding AS	1,670,742	3,914,365
Hektas Ticaret TAS(a)(b)	31,422,982	3,060,286
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(b)	2,235,252	1,519,094
KOC Holding AS(a)	1,061,651	4,676,975
Kontrolmatik Enerji Ve Muhendislik AS	1,664,443	1,042,256
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	498,585	913,574
Migros Ticaret AS	239,006	3,082,265
Oyak Cimento Fabrikalari AS(a)(b)	2,880,736	1,693,184
Pegasus Hava Tasimaciligi AS(b)	529,347	3,278,778
Petkim Petrokimya Holding AS(a)(b)	6,230,311	2,620,347
Sasa Polyester Sanayi AS(a)(b)	16,600,884	1,273,896
Sok Marketler Ticaret AS	876,348	804,448
TAV Havalimanlari Holding AS(a)(b)	455,437	2,751,996
Tekfen Holding AS(b)	546,935	1,452,394
Tofas Turk Otomobil Fabrikasi AS(a)	261,072	1,480,072
Turk Altin Isletmeleri AS(b)	3,127,195	1,756,926
Turk Hava Yollari AO	730,489	5,171,596
Turkcell Iletisim Hizmetleri AS(a)	1,494,690	3,426,709
Turkiye Is Bankasi AS, Class C	11,238,938	4,091,433
Turkiye Petrol Rafinerileri AS	1,215,938	5,051,776
Turkiye Sise ve Cam Fabrikalari AS	2,323,328	2,098,496
Ulker Biskuvi Sanayi AS(a)	499,359	1,346,020
Yapi ve Kredi Bankasi A/S(b)	4,703,113	3,889,578
		100,761,552
United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	3,989,399	17,653,467
Abu Dhabi Islamic Bank PJSC	2,317,999	15,219,868
Abu Dhabi National Oil Co. for Distribution PJSC	4,391,794	4,435,974
ADNOC Drilling Co. PJSC	4,452,499	7,079,292
Adnoc Gas PLC	8,031,067	7,275,713
Agility Global PLC	6,695,995	2,151,148
Air Arabia PJSC	5,259,226	5,316,682
Ajman Bank PJSC	2,146,957	863,378
Aldar Properties PJSC	5,777,542	14,929,950
Americana Restaurants International PLC - Foreign Co.	3,633,841	2,127,049
Dubai Electricity & Water Authority PJSC	7,847,917	5,909,072
Dubai Financial Market PJSC	2,085,380	992,099
Dubai Investments PJSC	3,530,776	2,837,759
Dubai Islamic Bank PJSC	4,420,351	11,988,263
Emaar Development PJSC	1,537,098	6,272,806
Emaar Properties PJSC	8,907,585	36,888,987
Emirates Central Cooling Systems Corp.	4,246,052	1,999,883
Emirates NBD Bank PJSC	2,558,255	18,631,198
Emirates Telecommunications Group Co. PJSC	4,540,388	23,412,409
First Abu Dhabi Bank PJSC	5,847,010	28,604,136
Security	Shares	Value
United Arab Emirates (continued)
Gulf Navigation Holding PJSC(b)	945,399	$1,544,328
Multiply Group PJSC(b)	5,751,899	4,297,254
Phoenix Group PLC(b)	3,326,720	1,407,169
Salik Co. PJSC	2,452,564	4,268,476
Taaleem Holdings PJSC	586,668	670,834
		226,777,194
United Kingdom — 9.1%
3i Group PLC	1,282,623	70,085,236
4imprint Group PLC	37,105	1,757,539
Aberdeen Group PLC	2,043,680	5,392,730
Admiral Group PLC	332,012	14,965,932
AG Barr PLC	201,816	1,833,351
Airtel Africa PLC(c)	1,647,616	4,435,331
AJ Bell PLC	502,926	3,562,004
Anglo American PLC, NVS	1,445,932	40,685,768
Antofagasta PLC	528,270	13,027,986
Ashmore Group PLC	623,920	1,440,317
Ashtead Group PLC	567,732	37,930,921
ASOS PLC(a)(b)	92,860	380,170
Associated British Foods PLC	441,847	12,793,895
Assura PLC	6,084,981	4,007,007
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	603,816	555,398
AstraZeneca PLC	2,034,178	296,769,552
Auto Trader Group PLC(c)	1,188,721	13,123,230
Aviva PLC	3,875,863	33,115,387
B&M European Value Retail SA	1,229,446	3,634,083
Babcock International Group PLC	391,019	5,360,998
BAE Systems PLC	3,973,034	94,799,039
Balfour Beatty PLC	867,417	6,198,991
Baltic Classifieds Group PLC	601,809	2,845,309
Barclays PLC	18,849,780	92,138,067
Barratt Redrow PLC	1,878,338	9,249,781
Beazley PLC	839,854	9,895,766
Bellway PLC	158,192	5,177,305
Berkeley Group Holdings PLC	140,385	6,751,366
Big Yellow Group PLC	246,221	3,035,813
Bodycote PLC	287,647	2,417,942
boohoo Group PLC(a)(b)	1,464,546	336,929
BP PLC	20,921,527	112,145,240
Breedon Group PLC	440,263	2,108,277
British American Tobacco PLC	2,593,594	138,957,831
British Land Co. PLC (The)	1,101,655	5,063,132
BT Group PLC	8,386,577	22,904,048
Bunzl PLC	435,268	12,917,648
Burberry Group PLC(b)	497,646	8,441,511
Bytes Technology Group PLC	281,070	1,356,191
C&C Group PLC	753,689	1,763,777
Carnival PLC(b)	179,849	4,893,862
Centrica PLC	6,677,602	14,515,455
Coats Group PLC	2,293,750	2,241,638
Coca-Cola HBC AG, Class DI	298,828	15,530,745
Compass Group PLC	2,223,954	78,148,547
Computacenter PLC	106,137	3,207,801
ConvaTec Group PLC(c)	1,882,547	5,800,173
Craneware PLC	51,000	1,508,245
Cranswick PLC	61,185	4,284,971
Crest Nicholson Holdings PLC	538,517	1,296,166
Croda International PLC	180,639	6,217,171
Currys PLC(b)	1,493,269	2,226,484
CVS Group PLC	138,615	2,243,962
DCC PLC	125,915	7,886,186
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Deliveroo PLC(b)(c)	1,354,967	$3,167,115
Derwent London PLC	129,084	3,290,163
Diageo PLC	2,874,155	69,662,462
Diploma PLC	176,086	12,465,113
Diversified Energy Co. PLC	83,577	1,253,582
Domino's Pizza Group PLC	628,194	1,988,485
Dowlais Group PLC	1,793,913	1,657,496
Dr. Martens PLC	850,670	908,299
Drax Group PLC	535,570	5,001,978
Dunelm Group PLC	191,634	3,074,075
easyJet PLC	477,178	3,094,146
Elementis PLC	1,171,348	2,680,341
Endeavour Mining PLC	228,101	6,919,410
Energean PLC	251,564	3,041,547
Entain PLC	797,273	10,706,355
Experian PLC	1,204,474	63,464,611
Fevertree Drinks PLC	178,108	2,234,152
Firstgroup PLC	1,388,406	4,114,594
Frasers Group PLC(b)	315,185	2,853,686
Future PLC	171,328	1,602,362
Games Workshop Group PLC	46,054	9,867,628
Gamma Communications PLC	140,599	2,020,221
GB Group PLC	353,996	1,090,625
Genuit Group PLC	441,431	2,267,414
Genus PLC	92,007	3,013,312
Glencore PLC	13,356,018	53,601,993
Grafton Group PLC	315,860	3,702,935
Grainger PLC	962,521	2,602,246
Great Portland Estates PLC	545,590	2,446,211
Greencore Group PLC	870,991	2,956,204
Greggs PLC	141,109	2,934,289
GSK PLC	5,353,125	98,465,282
Haleon PLC	11,944,951	56,029,801
Halma PLC	495,902	21,218,901
Hammerson PLC	741,300	2,896,780
Harbour Energy PLC	708,921	1,864,417
Hays PLC	2,237,873	1,881,151
Hikma Pharmaceuticals PLC	200,782	5,189,662
Hill & Smith PLC	125,375	3,374,435
Hiscox Ltd.	407,982	6,946,005
Hochschild Mining PLC	610,399	2,243,260
Howden Joinery Group PLC	783,059	9,065,136
HSBC Holdings PLC	23,290,471	283,747,127
Hunting PLC	297,205	1,236,387
Ibstock PLC(c)	980,191	1,944,323
ICG PLC	382,915	10,963,837
IG Group Holdings PLC	477,279	7,107,071
IMI PLC	328,563	9,598,945
Imperial Brands PLC	1,078,987	42,058,245
Inchcape PLC	501,676	4,642,940
Informa PLC	1,898,033	21,704,079
IntegraFin Holdings PLC	439,755	2,082,021
InterContinental Hotels Group PLC	205,675	23,660,877
International Workplace Group PLC	1,028,782	3,001,700
Intertek Group PLC	204,993	13,328,641
Investec PLC	841,417	6,239,485
IP Group PLC(b)	2,049,368	1,512,932
ITV PLC	4,541,604	4,926,235
J D Wetherspoon PLC	142,476	1,412,125
J Sainsbury PLC	1,954,807	7,816,476
JD Sports Fashion PLC	3,591,754	4,031,695
JET2 PLC	196,246	4,203,458
Security	Shares	Value
United Kingdom (continued)
John Wood Group PLC(b)(d)	907,973	$199,005
Johnson Matthey PLC	211,366	4,924,997
JTC PLC(c)	234,926	2,904,152
Jupiter Fund Management PLC	687,669	1,169,723
Just Group PLC	1,773,922	4,943,160
Kainos Group PLC	170,422	1,662,867
Keller Group PLC	134,859	2,355,511
Kingfisher PLC	2,624,223	9,331,221
Lancashire Holdings Ltd.	358,178	2,961,153
Land Securities Group PLC	852,227	6,481,135
Legal & General Group PLC	7,580,308	25,644,675
Lion Finance Group PLC	53,838	5,397,486
Lloyds Banking Group PLC	79,880,862	81,913,638
London Stock Exchange Group PLC	619,204	75,477,851
LondonMetric Property PLC	2,586,878	6,510,311
M&G PLC	3,162,167	10,883,846
Man Group PLC/Jersey	1,742,177	3,783,560
Marks & Spencer Group PLC	2,664,489	12,236,902
Marshalls PLC	382,196	1,044,826
Melrose Industries PLC	1,741,162	11,755,683
Mitchells & Butlers PLC(b)	506,766	1,846,861
Mitie Group PLC	2,402,153	4,454,257
Mobico Group PLC(b)	715,316	342,248
Mondi PLC	530,757	7,174,897
MONY Group PLC	779,141	2,061,440
Morgan Advanced Materials PLC	523,834	1,604,979
Morgan Sindall Group PLC	58,622	3,556,548
National Grid PLC	6,351,686	89,254,332
NatWest Group PLC	10,649,477	73,924,152
NCC Group PLC	551,366	1,093,810
Next PLC	163,537	26,545,486
Ninety One PLC	636,345	1,582,452
NMC Health PLC, NVS(b)(d)	74,553	1
Ocado Group PLC(b)	712,433	2,952,728
OSB Group PLC	627,040	4,586,635
Oxford Instruments PLC	70,128	1,681,880
Oxford Nanopore Technologies PLC(a)(b)	723,960	1,940,569
Pagegroup PLC	458,877	1,605,038
Paragon Banking Group PLC	430,623	5,135,385
Pearson PLC	893,304	12,632,169
Penno Group PLC	550,791	3,638,756
Persimmon PLC	413,192	6,230,414
Pets at Home Group PLC	675,081	2,033,500
Phoenix Group Holdings PLC	831,579	7,272,216
Playtech PLC	381,534	2,005,414
Plus500 Ltd.	144,529	6,414,427
Premier Foods PLC	1,300,564	3,311,513
Primary Health Properties PLC	2,220,754	2,812,695
Prudential PLC	3,377,615	42,849,020
QinetiQ Group PLC	715,669	4,691,993
Quilter PLC(c)	1,866,786	4,171,407
Rathbones Group PLC	84,423	2,128,312
Reckitt Benckiser Group PLC	895,612	67,122,322
RELX PLC	2,419,401	125,714,677
Renishaw PLC	51,913	2,039,627
Rentokil Initial PLC	3,257,602	16,250,366
RHI Magnesita NV	60,865	1,916,309
Rightmove PLC	1,101,660	11,888,551
Rio Tinto PLC	1,476,010	87,910,246
Rolls-Royce Holdings PLC	11,185,057	158,749,186
Rotork PLC	1,033,946	4,434,809
RS Group PLC	612,402	4,506,639

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
RWS Holdings PLC	523,527	$620,182
Safestore Holdings PLC	298,057	2,642,991
Sage Group PLC (The)	1,285,727	20,644,464
Savills PLC	227,349	2,939,432
Schroders PLC	847,605	4,356,815
Segro PLC	1,669,145	14,225,675
Serco Group PLC	1,514,381	4,172,819
Severn Trent PLC	328,278	11,511,826
Shaftesbury Capital PLC	2,052,574	4,277,320
Shell PLC	7,833,872	281,495,325
Sirius Real Estate Ltd.	2,750,939	3,781,981
Smith & Nephew PLC	1,132,452	17,307,202
Smiths Group PLC	475,591	14,731,988
Softcat PLC	161,694	3,477,698
Spectris PLC	130,799	6,868,217
Spirax Group PLC	99,155	8,286,249
Spire Healthcare Group PLC(c)	747,477	2,140,185
Spirent Communications PLC	893,927	2,298,491
SSE PLC	1,444,420	35,405,953
SSP Group PLC	958,843	2,154,824
St. James's Place PLC	691,391	11,899,441
Standard Chartered PLC	2,774,120	49,731,535
Supermarket Income REIT PLC	2,162,912	2,276,696
Tate & Lyle PLC	509,312	3,596,122
Taylor Wimpey PLC	4,689,579	6,309,756
TBC Bank Group PLC	54,947	3,512,150
Telecom Plus PLC	109,464	2,666,879
Tesco PLC	8,923,471	50,135,814
THG PLC(a)(b)	1,200,355	478,569
TP ICAP Group PLC	983,643	3,970,760
Trainline PLC(b)(c)	639,713	2,297,139
Travis Perkins PLC	211,299	1,513,854
Tritax Big Box REIT PLC	2,076,469	3,862,483
Trustpilot Group PLC(b)(c)	578,001	1,906,184
TUI AG(b)	612,417	5,525,256
Unilever PLC	3,259,799	189,134,997
UNITE Group PLC (The)	429,147	4,231,128
United Utilities Group PLC	830,425	12,396,460
Vesuvius PLC	367,752	1,730,934
Victrex PLC	113,956	1,031,649
Vistry Group PLC(b)	455,919	3,494,176
Vodafone Group PLC	26,158,527	28,360,989
Watches of Switzerland Group PLC(b)(c)	430,665	1,980,672
Weir Group PLC (The)	332,227	11,671,430
WH Smith PLC	160,024	2,160,060
Whitbread PLC	250,062	10,045,186
Wise PLC, Class A(b)	903,286	12,066,979
Workspace Group PLC	280,597	1,473,017
WPP PLC	1,422,580	7,702,399
Yellow Cake PLC(b)(c)	356,273	2,297,259
YouGov PLC	127,406	525,332
Zigup PLC	572,356	2,533,272
		4,176,946,865
United States — 0.3%
Spotify Technology SA(b)	204,510	128,133,695
Total Common Stocks — 99.1% (Cost: $33,665,931,834)		45,297,018,677
Security	Shares	Value
Preferred Stocks
Brazil — 0.3%
Alpargatas SA, Preference Shares, NVS	313,910	$479,872
Banco Bradesco SA, Preference Shares, NVS	7,028,542	19,493,220
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	208,297	408,072
Bradespar SA, Preference Shares, NVS	512,248	1,439,898
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	368,722	2,693,204
Cia Energetica de Minas Gerais, Preference Shares, NVS	2,086,154	3,848,518
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,057,301	4,357,420
Gerdau SA, Preference Shares, NVS	1,804,835	5,427,833
Itau Unibanco Holding SA, Preference Shares, NVS	6,856,372	43,051,681
Itausa SA, Preference Shares, NVS	7,505,626	13,873,120
Marcopolo SA, Preference Shares, NVS	2,085,311	3,076,081
Metalurgica Gerdau SA, Preference Shares, NVS	1,522,076	2,546,964
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	5,867,075	34,199,414
Unipar Carbocloro SA, Preference Shares, NVS	88,845	872,179
		135,767,476
Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares	815,859	3,130,531
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	202,254	7,438,362
		10,568,893
Colombia — 0.0%
Grupo Cibest SA, Preference Shares	618,646	6,769,170
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	76,637	6,700,019
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	115,108	5,836,719
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(a)	12,147	969,183
FUCHS SE, Preference Shares, NVS	97,079	4,442,361
Henkel AG & Co. KGaA, Preference Shares, NVS	218,947	16,871,858
Jungheinrich AG, Preference Shares, NVS	75,383	2,890,041
Porsche Automobil Holding SE, Preference Shares, NVS	177,252	7,113,846
Sartorius AG, Preference Shares, NVS	36,291	7,728,232
Volkswagen AG, Preference Shares, NVS	267,848	28,007,715
		80,559,974
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	28,168	3,261,050
Series 2, Preference Shares, NVS	44,149	5,224,874
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,056,818	43,513,897
		51,999,821
Total Preferred Stocks — 0.6% (Cost: $301,635,352)		285,665,334
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
India — 0.0%
Inox Wind Ltd., (Expires 08/20/25, Strike Price: IDR 120)	84,109	$29,515
Total Rights — 0.0% (Cost: $—)		29,515
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	23,204	—
Taiwan — 0.0%
TA CHEN Stainless Pipe Co. Ltd., (Expires 08/20/25, Strike Price TWD 31.00), (Acquired 07/11/25, Cost: $0)(b)(f)	2,676,561	34,398
Total Warrants — 0.0% (Cost: $—)		34,398
Total Long-Term Investments — 99.7% (Cost: $33,967,567,186)		45,582,747,924
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(g)(h)(i)	606,089,472	606,331,908
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(g)(h)	18,680,000	$18,680,000
Total Short-Term Securities — 1.4% (Cost: $624,953,035)		625,011,908
Total Investments — 101.1% (Cost: $34,592,520,221)		46,207,759,832
Liabilities in Excess of Other Assets — (1.1)%		(512,597,753)
Net Assets — 100.0%		$45,695,162,079

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,920,190, representing less than 0.05% of its net assets as of period end, and an original cost of $2,185,864.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$333,054,795	$273,283,876 (a)	$—	$121,520	$(128,283)	$606,331,908	606,089,472	$8,223,883 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	58,680,000	—	(40,000,000)(a)	—	—	18,680,000	18,680,000	2,606,920	—
				$121,520	$(128,283)	$625,011,908		$10,830,803	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	372	09/19/25	$48,609	$(1,067,300)

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	357	09/19/25	$22,104	$112,038
				$(955,262)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$112,038	$—	$—	$—	$112,038
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,067,300	$—	$—	$—	$1,067,300

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$16,420,758	$—	$—	$—	$16,420,758
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,660,126)	$—	$—	$—	$(1,660,126)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$115,060,629
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,724,280,362	$39,571,333,920	$1,404,395	$45,297,018,677
Preferred Stocks	153,105,539	132,559,795	—	285,665,334
Rights	—	29,515	—	29,515
Warrants	—	34,398	—	34,398
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares® Core MSCI Total International Stock ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$625,011,908	$—	$—	$625,011,908
	$6,502,397,809	$39,703,957,628	$1,404,395	$46,207,759,832
Derivative Financial Instruments(a)
Assets
Equity Contracts	$112,038	$—	$—	$112,038
Liabilities
Equity Contracts	(1,067,300)	—	—	(1,067,300)
	$(955,262)	$—	$—	$(955,262)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
July 31, 2025

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$140,428,028,705	$6,687,541,920	$19,859,676,507	$1,742,121,830
Investments, at value—affiliated(c)	1,005,280,187	30,052,278	139,183,361	16,738,822
Cash	13,510	8,558	6,252	6,759
Foreign currency collateral pledged for futures contracts(d)	30,078,560	2,102,220	4,290,328	274,735
Foreign currency, at value(e)	163,323,943	12,038,921	50,821,160	2,216,090
Receivables:
Investments sold	37,483,718	1,817,979	4,842,962	443,712
Securities lending income—affiliated	2,497,770	31,474	119,893	45,096
Capital shares sold	322,253	—	—	—
Dividends—unaffiliated	111,562,386	3,511,241	17,002,227	2,310,841
Dividends—affiliated	44,300	2,793	4,868	606
Tax reclaims	198,626,692	15,133,909	24,646,693	812,333
Variation margin on futures contracts	—	—	—	8,400
Total assets	141,977,262,024	6,752,241,293	20,100,594,251	1,764,979,224
LIABILITIES
Collateral on securities loaned, at value	996,497,757	29,445,243	138,434,486	16,602,269
Payables:
Investments purchased	34,223,178	2,737,224	3,921,580	—
Deferred foreign capital gain tax	558,261	—	80,442	—
Investment advisory fees	8,515,216	528,088	692,296	135,241
Professional fees	377,615	75,183	53,604	—
Variation margin on futures contracts	2,400,195	302,074	295,743	—
Total liabilities	1,042,572,222	33,087,812	143,478,151	16,737,510
Commitments and contingent liabilities
NET ASSETS	$140,934,689,802	$6,719,153,481	$19,957,116,100	$1,748,241,714
NET ASSETS CONSIST OF
Paid-in capital	$114,317,403,400	$6,573,012,482	$16,403,306,656	$1,664,045,136
Accumulated earnings	26,617,286,402	146,140,999	3,553,809,444	84,196,578
NET ASSETS	$140,934,689,802	$6,719,153,481	$19,957,116,100	$1,748,241,714
NET ASSET VALUE
Shares outstanding	1,729,600,000	104,600,000	267,750,000	25,800,000
Net asset value	$81.48	$64.24	$74.54	$67.76
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$108,337,456,699	$6,205,376,425	$15,858,179,513	$1,546,133,093
(b) Securities loaned, at value	$912,032,173	$27,332,489	$128,642,677	$15,575,769
(c) Investments, at cost—affiliated	$1,005,280,187	$30,052,278	$139,183,361	$16,738,822
(d) Foreign currency collateral pledged, at cost	$30,866,721	$2,191,676	$4,372,713	$286,346
(e) Foreign currency, at cost	$165,264,691	$12,186,777	$51,827,170	$2,257,746
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2025

iShares Core MSCI Total International Stock ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$45,582,747,924
Investments, at value—affiliated(c)	625,011,908
Cash	1,606,781
Cash pledged for futures contracts	2,596,000
Foreign currency, at value(d)	74,910,451
Receivables:
Investments sold	7,406,358
Securities lending income—affiliated	1,333,633
Dividends—unaffiliated	61,532,506
Dividends—affiliated	180,617
Tax reclaims	55,335,414
Foreign withholding tax claims	974,104
Total assets	46,413,635,696
LIABILITIES
Collateral on securities loaned, at value	606,250,784
Payables:
Investments purchased	4,775,441
Deferred foreign capital gain tax	103,891,056
Investment advisory fees	2,757,378
Professional fees	140,511
Variation margin on futures contracts	658,447
Total liabilities	718,473,617
Commitments and contingent liabilities
NET ASSETS	$45,695,162,079
NET ASSETS CONSIST OF
Paid-in capital	$36,436,489,503
Accumulated earnings	9,258,672,576
NET ASSETS	$45,695,162,079
NET ASSET VALUE
Shares outstanding	597,500,000
Net asset value	$76.48
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$33,967,567,186
(b) Securities loaned, at value	$557,878,088
(c) Investments, at cost—affiliated	$624,953,035
(d) Foreign currency, at cost	$75,360,104
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2025

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF
INVESTMENT INCOME
Dividends—unaffiliated	$4,218,622,410	$187,083,118	$560,209,894	$61,284,630
Dividends—affiliated	1,628,037	79,072	246,007	21,725
Interest—unaffiliated	1,812,697	120,859	252,749	11,523
Securities lending income—affiliated—net	14,132,367	306,082	1,237,477	279,047
Other income—unaffiliated	66,537	117,116	140,782	—
Foreign taxes withheld	(314,436,613)	(15,263,567)	(46,556,215)	(3,819,808)
Foreign withholding tax claims	1,875,913	6,492,238	7,219,523	—
Total investment income	3,923,701,348	178,934,918	522,750,217	57,777,117
EXPENSES
Investment advisory	89,060,409	4,584,055	6,705,344	1,808,691
Professional	215,051	409,677	372,174	—
Interest expense	42	1,698	250	123
Total expenses	89,275,502	4,995,430	7,077,768	1,808,814
Net investment income	3,834,425,846	173,939,488	515,672,449	55,968,303
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(633,701,087)	(48,076,703)	(148,489,130)	(10,809,807)
Investments—affiliated	337,663	17,359	38,258	1,833
Foreign currency transactions	29,194,532	1,223,092	4,629,974	(142,076)
Futures contracts	65,036,622	2,802,366	5,623,855	1,269,048
In-kind redemptions—unaffiliated(a)	—	153,554,508	191,706,216	151,950,323
	(539,132,270)	109,520,622	53,509,173	142,269,321
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	12,333,508,893	353,317,689	1,837,496,214	(4,585,882)
Investments—affiliated	(358,824)	(13,575)	(38,807)	(476)
Foreign currency translations	(4,674,301)	374,213	(1,168,325)	(296,398)
Futures contracts	6,253,131	327,266	520,480	152,284
	12,334,728,899	354,005,593	1,836,809,562	(4,730,472)
Net realized and unrealized gain	11,795,596,629	463,526,215	1,890,318,735	137,538,849
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,630,022,475	$637,465,703	$2,405,991,184	$193,507,152
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$(552,301)	$—	$(80,442)	$—
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended July 31, 2025

iShares Core MSCI Total International Stock ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,277,173,307
Dividends—affiliated	2,606,920
Interest—unaffiliated	466,674
Securities lending income—affiliated—net	8,223,883
Other income—unaffiliated	146,576
Foreign taxes withheld	(116,051,528)
Foreign withholding tax claims	10,422,367
Total investment income	1,182,988,199
EXPENSES
Investment advisory	28,168,630
Professional	167,265
Interest expense	60,769
Commitment costs	39,896
Mauritius income taxes	115
Total expenses	28,436,675
Net investment income	1,154,551,524
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(422,889,057)
Investments—affiliated	121,520
Foreign currency transactions	2,550,363
Futures contracts	16,420,758
In-kind redemptions—unaffiliated	39,668,753
(364,127,663)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	4,830,849,136
Investments—affiliated	(128,283)
Foreign currency translations	1,052,086
Futures contracts	(1,660,126)
4,830,112,813
Net realized and unrealized gain	4,465,985,150
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,620,536,674
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(4,521,816)
(b) Net of reduction in deferred foreign capital gain tax of	$19,549,070
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,834,425,846	$3,183,868,480	$173,939,488	$137,929,479
Net realized gain (loss)	(539,132,270)	(541,725,182)	109,520,622	139,367,375
Net change in unrealized appreciation (depreciation)	12,334,728,899	9,405,498,536	354,005,593	206,223,636
Net increase in net assets resulting from operations	15,630,022,475	12,047,641,834	637,465,703	483,520,490
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,348,117,412)	(3,522,125,819)	(183,886,036)	(144,029,877)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,493,235,290	9,630,327,254	1,635,220,430	(98,970,748)
NET ASSETS
Total increase in net assets	20,775,140,353	18,155,843,269	2,088,800,097	240,519,865
Beginning of year	120,159,549,449	102,003,706,180	4,630,353,384	4,389,833,519
End of year	$140,934,689,802	$120,159,549,449	$6,719,153,481	$4,630,353,384

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$515,672,449	$362,937,820	$55,968,303	$49,036,659
Net realized gain (loss)	53,509,173	(7,395,419)	142,269,321	23,054,244
Net change in unrealized appreciation (depreciation)	1,836,809,562	1,021,700,324	(4,730,472)	134,242,605
Net increase in net assets resulting from operations	2,405,991,184	1,377,242,725	193,507,152	206,333,508
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(561,233,848)	(393,369,827)	(68,828,112)	(58,321,914)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,001,681,407	1,746,017,299	(409,007,685)	147,622,497
NET ASSETS
Total increase (decrease) in net assets	5,846,438,743	2,729,890,197	(284,328,645)	295,634,091
Beginning of year	14,110,677,357	11,380,787,160	2,032,570,359	1,736,936,268
End of year	$19,957,116,100	$14,110,677,357	$1,748,241,714	$2,032,570,359

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Core MSCI Total International Stock ETF
	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,154,551,524	$978,760,866
Net realized loss	(364,127,663)	(243,230,997)
Net change in unrealized appreciation (depreciation)	4,830,112,813	2,623,620,085
Net increase in net assets resulting from operations	5,620,536,674	3,359,149,954
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,346,383,404)	(1,087,342,961)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,548,508,598	2,509,054,152
NET ASSETS
Total increase in net assets	7,822,661,868	4,780,861,145
Beginning of year	37,872,500,211	33,091,639,066
End of year	$45,695,162,079	$37,872,500,211

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$74.79	$69.41	$61.88	$75.40	$58.48
Net investment income(a)	2.30 (b)	2.08	2.03 (b)	2.10 (b)	1.76
Net realized and unrealized gain (loss)(c)	6.99	5.58	7.12	(12.90)	16.86
Net increase (decrease) from investment operations	9.29	7.66	9.15	(10.80)	18.62
Distributions from net investment income(d)	(2.60)	(2.28)	(1.62)	(2.72)	(1.70)
Net asset value, end of year	$81.48	$74.79	$69.41	$61.88	$75.40
Total Return(e)
Based on net asset value	12.65%(b)	11.24%	14.94%(b)	(14.58)%(b)	31.95%
Ratios to Average Net Assets(f)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.08%
Total expenses excluding professional fees for foreign withholding tax claims	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	3.01%(b)	2.97%	3.21%(b)	3.00%(b)	2.55%(b)
Supplemental Data
Net assets, end of year (000)	$140,934,690	$120,159,549	$102,003,706	$88,823,464	$99,092,545
Portfolio turnover rate(g)	3%	2%	3%	4%	2%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended  July 31, 2025, July 31,
2023 and July 31, 2022, respectively:
• Net investment income per share by $0.00, $0.02 and $0.01.
• Total return by 0.01%, 0.03% and 0.02%.
• Ratio of net investment income to average net assets by 0.00%, 0.03% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$58.39	$54.06	$47.25	$58.23	$44.41
Net investment income(a)	2.06 (b)	1.73 (b)	1.65 (b)	1.61 (b)	1.28
Net realized and unrealized gain (loss)(c)	5.77	4.36	6.67	(10.68)	13.91
Net increase (decrease) from investment operations	7.83	6.09	8.32	(9.07)	15.19
Distributions from net investment income(d)	(1.98)	(1.76)	(1.51)	(1.91)	(1.37)
Net asset value, end of year	$64.24	$58.39	$54.06	$47.25	$58.23
Total Return(e)
Based on net asset value	13.59%(b)	11.40%(b)	17.84%(b)	(15.80)%(b)	34.39%
Ratios to Average Net Assets(f)
Total expenses	0.10%	0.09%	0.11%	0.09%	0.09%
Total expenses excluding professional fees for foreign withholding tax claims	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	3.42%(b)	3.17%(b)	3.36%(b)	2.98%(b)	2.46%
Supplemental Data
Net assets, end of year (000)	$6,719,153	$4,630,353	$4,389,834	$3,926,722	$5,287,174
Portfolio turnover rate(g)	4%	5%	5%	5%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increase for the years ended July 31, 2025, July 31,
2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.08,  $0.01, $0.09 and $0.01.
• Total return by 0.10%,0.02%, 0.18% and 0.02%.
• Ratio of net investment income to average net assets by 0.14%, 0.02%, 0.18% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$67.73	$62.81	$56.46	$67.86	$52.39
Net investment income(a)	2.15 (b)	1.88 (b)	1.83 (b)	1.85	1.60
Net realized and unrealized gain (loss)(c)	6.93	5.04	5.94	(10.90)	15.42
Net increase (decrease) from investment operations	9.08	6.92	7.77	(9.05)	17.02
Distributions from net investment income(d)	(2.27)	(2.00)	(1.42)	(2.35)	(1.55)
Net asset value, end of year	$74.54	$67.73	$62.81	$56.46	$67.86
Total Return(e)
Based on net asset value	13.63%(b)	11.22%(b)	13.91%(b)	(13.57)%	32.63%
Ratios to Average Net Assets(f)
Total expenses	0.04%	0.04%	0.04%	0.05%	0.05%
Total expenses after fees waived	0.04%	0.04%	0.04%	0.05%	0.05%
Net investment income	3.08%(b)	2.97%(b)	3.15%(b)	2.93%	2.56%
Supplemental Data
Net assets, end of year (000)	$19,957,116	$14,110,677	$11,380,787	$7,377,094	$6,158,362
Portfolio turnover rate(g)	3%	3%	2%	6%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31,
2024 and July 31, 2023 respectively:
• Net investment income per share by $0.03, $0.01 and $0.01.
• Total return by 0.04%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.05%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$63.72	$59.28	$54.78	$65.86	$52.60
Net investment income(a)	1.78	1.58	1.66	1.66	1.42
Net realized and unrealized gain (loss)(b)	4.40	4.77	4.14	(10.02)	13.15
Net increase (decrease) from investment operations	6.18	6.35	5.80	(8.36)	14.57
Distributions from net investment income(c)	(2.14)	(1.91)	(1.30)	(2.72)	(1.31)
Net asset value, end of year	$67.76	$63.72	$59.28	$54.78	$65.86
Total Return(d)
Based on net asset value	9.94%	11.01%	10.73%	(13.01)%	27.70%
Ratios to Average Net Assets(e)
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.79%	2.66%	3.03%	2.72%	2.24%
Supplemental Data
Net assets, end of year (000)	$1,748,242	$2,032,570	$1,736,936	$1,501,051	$1,119,667
Portfolio turnover rate(f)	5%	5%	7%	16%	6%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23(a)	Year Ended 07/31/22(a)	Year Ended 07/31/21(a)
Net asset value, beginning of year	$69.12	$64.95	$59.02	$72.22	$56.92
Net investment income(b)	2.04 (c)	1.86 (c)	1.87 (c)	1.93 (c)	1.58
Net realized and unrealized gain (loss)(d)	7.67	4.38	5.53	(12.82)	15.28
Net increase (decrease) from investment operations	9.71	6.24	7.40	(10.89)	16.86
Distributions from net investment income(e)	(2.35)	(2.07)	(1.47)	(2.31)	(1.56)
Net asset value, end of year	$76.48	$69.12	$64.95	$59.02	$72.22
Total Return(f)
Based on net asset value	14.30%(c)	9.84%(c)	12.72%(c)	(15.36)%(c)	29.71%
Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%	0.07%	0.09%	0.09%
Total expenses after fees waived	0.07%	0.07%	0.07%	0.09%	0.09%
Net investment income	2.87%(c)	2.88%(c)	3.14%(c)	2.87%(c)	2.35%
Supplemental Data
Net assets, end of year (000)	$45,695,162	$37,872,500	$33,091,639	$28,113,472	$30,065,795
Portfolio turnover rate(h)	3%	3%	3%	10%	7%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.02, $0.01, $0.02 and $ $0.00.
• Total return by 0.02%, 0.02%, 0.04% and 0.01%.
• Ratio of net investment income to average net assets by 0.03%, 0.02%, 0.03% and 0.00%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified
Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI EAFE
Barclays Bank PLC	$907,572	$(907,572)	$—	$—
Barclays Capital, Inc.	47,104,971	(47,104,971)	—	—
BNP Paribas SA	34,864,463	(34,864,463)	—	—
BofA Securities, Inc.	56,832,950	(56,832,950)	—	—
Citigroup Global Markets, Inc.	52,474,023	(52,474,023)	—	—
Goldman Sachs & Co. LLC	329,928,031	(329,928,031)	—	—
HSBC Bank PLC	203,763	(203,763)	—	—
J.P. Morgan Securities LLC	52,451,338	(52,451,338)	—	—
Jefferies LLC	4,103,383	(4,103,383)	—	—
Macquarie Bank Ltd.	281,165	(281,165)	—	—
Mizuho Securities USA Inc.	138,535	(138,535)	—	—
Morgan Stanley	257,941,026	(257,941,026)	—	—
National Financial Services LLC	5,976,971	(5,976,971)	—	—
Nomura Securities International, Inc.	22,143,688	(22,143,688)	—	—
Scotia Capital (USA), Inc.	2,649,437	(2,649,437)	—	—
SG Americas Securities LLC	194,836	(194,836)	—	—
State Street Bank & Trust Co.	23,191,666	(23,191,666)	—	—
UBS AG	20,644,355	(20,644,355)	—	—
	$912,032,173	$(912,032,173)	$—	$—
Core MSCI Europe
Barclays Capital, Inc.	$241,258	$(241,258)	$—	$—
BNP Paribas SA	313,847	(313,847)	—	—
BofA Securities, Inc.	2,391,306	(2,391,306)	—	—
Citigroup Global Markets, Inc.	76,196	(76,196)	—	—
Goldman Sachs & Co. LLC	14,902,474	(14,902,474)	—	—
HSBC Bank PLC	500,813	(500,813)	—	—
J.P. Morgan Securities LLC	1,111,938	(1,111,938)	—	—
Jefferies LLC	27,523	(27,523)	—	—
Morgan Stanley	6,793,161	(6,793,161)	—	—
UBS AG	973,973	(973,973)	—	—
	$27,332,489	$(27,332,489)	$—	$—
Core MSCI International Developed Markets
Barclays Bank PLC	$1,289	$(1,289)	$—	$—
BNP Paribas SA	2,677,876	(2,677,876)	—	—
BofA Securities, Inc.	13,997,311	(13,997,311)	—	—
Citigroup Global Markets, Inc.	15,412,491	(15,412,491)	—	—
Goldman Sachs & Co. LLC	50,652,464	(50,652,464)	—	—
HSBC Bank PLC	1,689,275	(1,689,275)	—	—
J.P. Morgan Securities LLC	6,244,471	(6,244,471)	—	—
Jefferies LLC	407,924	(407,924)	—	—
Macquarie Bank Ltd.	263,824	(263,824)	—	—
Morgan Stanley	30,925,103	(30,925,103)	—	—
National Financial Services LLC	825,606	(825,606)	—	—
Scotia Capital (USA), Inc.	94,811	(94,811)	—	—
SG Americas Securities LLC	11,638	(11,638)	—	—
State Street Bank & Trust Co.	4,199,391	(4,199,391)	—	—
UBS AG	723,603	(723,603)	—	—
Wells Fargo Securities LLC	515,600	(515,600)	—	—
	$128,642,677	$(128,642,677)	$—	$—

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI Pacific
BNP Paribas SA	$287,575	$(287,575)	$—	$—
BofA Securities, Inc.	1,857,080	(1,857,080)	—	—
Citigroup Global Markets, Inc.	245,456	(245,456)	—	—
Goldman Sachs & Co. LLC	8,123,453	(8,123,453)	—	—
HSBC Bank PLC	667,944	(667,944)	—	—
J.P. Morgan Securities LLC	731,671	(731,671)	—	—
Jefferies LLC	101,493	(101,493)	—	—
Macquarie Bank Ltd.	107,516	(107,516)	—	—
Morgan Stanley	1,464,699	(1,464,699)	—	—
Nomura Securities International, Inc.	795,485	(795,485)	—	—
SG Americas Securities LLC	17,519	(17,519)	—	—
State Street Bank & Trust Co.	1,175,788	(1,175,788)	—	—
Toronto-Dominion Bank	90	(90)	—	—
	$15,575,769	$(15,575,769)	$—	$—
Core MSCI Total International Stock
Barclays Bank PLC	$263,984	$(262,113)	$—	$1,871(b)
Barclays Capital, Inc.	49,596,612	(49,596,612)	—	—
BNP Paribas SA	15,028,099	(15,028,099)	—	—
BofA Securities, Inc.	52,319,313	(52,319,313)	—	—
Citigroup Global Markets Ltd.	369,663	(369,663)	—	—
Citigroup Global Markets, Inc.	39,726,713	(39,726,713)	—	—
Goldman Sachs & Co. LLC	153,906,186	(153,906,186)	—	—
GOLDMAN SACHS INTERNATIONAL	90,062,448	(90,062,448)	—	—
HSBC Bank PLC	20,533,988	(20,533,988)	—	—
J.P. Morgan Securities LLC	23,296,583	(23,296,583)	—	—
J.P. Morgan Securities PLC	525,777	(525,777)	—	—
Jefferies LLC	2,601,560	(2,601,560)	—	—
Macquarie Bank Ltd.	4,205,055	(4,205,055)	—	—
Morgan Stanley	84,733,453	(84,733,453)	—	—
National Financial Services LLC	140,140	(140,140)	—	—
Nomura Securities International, Inc.	8,505,150	(8,505,150)	—	—
Scotia Capital (USA), Inc.	1,117,462	(1,116,029)	—	1,433(b)
SG Americas Securities LLC	1,750,288	(1,750,288)	—	—
State Street Bank & Trust Co.	185,143	(185,143)	—	—
UBS AG	9,010,471	(9,010,471)	—	—
	$557,878,088	$(557,874,784)	$—	$3,304

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core MSCI EAFE	0.07%
Core MSCI Europe	0.09
Core MSCI International Developed Markets	0.04
Core MSCI Pacific	0.09
Core MSCI Total International Stock	0.07
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the year ended July 31, 2025, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core MSCI EAFE	$3,431,594
Core MSCI Europe	77,706
Core MSCI International Developed Markets	312,606
Core MSCI Pacific	68,135
Core MSCI Total International Stock	1,964,674
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI EAFE	$477,435,688	$348,466,051	$(101,507,026)
Core MSCI Europe	24,871,402	16,529,494	(3,991,025)
Core MSCI International Developed Markets	69,588,829	56,649,099	(18,583,113)
Core MSCI Pacific	5,899,786	3,998,438	(481,886)
Core MSCI Total International Stock	61,375,887	146,057,129	(45,326,771)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core MSCI EAFE	$6,686,818,562	$3,355,434,707
Core MSCI Europe	331,655,237	206,101,785
Core MSCI International Developed Markets	996,140,300	495,436,451
Core MSCI Pacific	118,970,933	106,215,184
Core MSCI Total International Stock	2,914,357,890	1,330,506,520
For the year ended July 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$6,003,803,522	$—
Core MSCI Europe	2,149,556,718	640,542,967
Core MSCI International Developed Markets	3,851,885,099	375,848,205
Core MSCI Pacific	66,278,591	497,989,431
Core MSCI Total International Stock	1,898,386,551	76,761,244
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core MSCI Europe	$149,493,257	$ (149,493,257)
Core MSCI International Developed Markets	186,537,846	(186,537,846)
Core MSCI Pacific	144,238,156	(144,238,156)
Core MSCI Total International Stock	37,142,337	(37,142,337)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
Core MSCI EAFE
Ordinary income	$4,348,117,412	$3,522,125,819
Core MSCI Europe
Ordinary income	$183,886,036	$144,029,877
Core MSCI International Developed Markets
Ordinary income	$561,233,848	$393,369,827
Core MSCI Pacific
Ordinary income	$68,828,112	$58,321,914
Core MSCI Total International Stock
Ordinary income	$1,346,383,404	$1,087,342,961
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core MSCI EAFE	$670,097,550	$(4,007,649,844)	$29,954,838,696	$26,617,286,402
Core MSCI Europe	22,233,785	(317,219,167)	441,126,381	146,140,999
Core MSCI International Developed Markets	102,109,889	(358,525,442)	3,810,224,997	3,553,809,444
Core MSCI Pacific	12,701,030	(91,048,629)	162,544,177	84,196,578
Core MSCI Total International Stock	270,452,622	(1,996,100,724)	10,984,320,678	9,258,672,576

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of realized gains / losses for tax purposes.

As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$111,488,502,493	$39,702,946,236	$(9,751,839,248)	$29,951,106,988
Core MSCI Europe	6,277,115,283	1,064,558,551	(624,079,421)	440,479,130
Core MSCI International Developed Markets	16,189,297,143	4,713,017,224	(902,728,694)	3,810,288,530
Core MSCI Pacific	1,596,355,921	334,232,966	(171,555,882)	162,677,084
Core MSCI Total International Stock	35,121,684,090	14,102,529,088	(3,016,453,346)	11,086,075,742

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
9. LINE OF CREDIT
The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended July 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Core MSCI Total International Stock	$85,000,000	$931,507	6.42%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While
Notes to Financial Statements

Notes to Financial Statements  (continued)
offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI EAFE
Shares sold	123,000,000	$9,493,235,290	137,000,000	$9,630,327,254
Core MSCI Europe
Shares sold	37,000,000	$2,295,739,162	11,800,000	$669,881,776
Shares redeemed	(11,700,000)	(660,518,732)	(13,700,000)	(768,852,524)
	25,300,000	$1,635,220,430	(1,900,000)	$(98,970,748)

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI International Developed Markets
Shares sold	64,800,000	$4,378,807,079	27,150,000	$1,746,017,299
Shares redeemed	(5,400,000)	(377,125,672)	—	—
	59,400,000	$4,001,681,407	27,150,000	$1,746,017,299
Core MSCI Pacific
Shares sold	1,400,000	$89,694,874	4,600,000	$271,941,795
Shares redeemed	(7,500,000)	(498,702,559)	(2,000,000)	(124,319,298)
	(6,100,000)	$(409,007,685)	2,600,000	$147,622,497
Core MSCI Total International Stock
Shares sold	51,100,000	$3,642,601,164	38,400,000	$2,509,054,152
Shares redeemed	(1,500,000)	(94,092,566)	—	—
	49,600,000	$3,548,508,598	38,400,000	$2,509,054,152
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares Core MSCI Total International Stock ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of July 31, 2025, is $974,104 or $0.00 per share.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF and iShares Core MSCI Total International Stock ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
iShares Core MSCI EAFE ETF(1)
iShares Core MSCI Europe ETF(1)
iShares Core MSCI International Developed Markets ETF(1)
iShares Core MSCI Pacific ETF(1)
iShares Core MSCI Total International Stock ETF(2)
(1) Statement of operations for the year ended July 31, 2025, statement of changes in net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025
(2) Statement of operations for the year ended July 31, 2025, statement of changes in net assets for each of the two years in the period ended July 31, 2025, the financial highlights for  each of the two years in the period ended July 31, 2025 and the consolidated financial highlights for each of the three years in the period ended July 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Dividend Income
Core MSCI EAFE	$3,855,500,647
Core MSCI Europe	182,326,915
Core MSCI International Developed Markets	515,132,821
Core MSCI Pacific	48,079,114
Core MSCI Total International Stock	1,010,869,115
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Core MSCI EAFE	$4,218,595,389	$288,648,904
Core MSCI Europe	187,148,471	6,093,862
Core MSCI International Developed Markets	560,306,285	34,906,128
Core MSCI Pacific	61,281,750	3,834,663
Core MSCI Total International Stock	1,277,380,767	105,030,440
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core MSCI EAFE ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.

2025 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Core MSCI EAFE ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses,fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the

2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting ayear, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments,LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core MSCI Pacific ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares MSCI ACWI ETF | ACWI | NASDAQ
• iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca
• iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
• iShares MSCI Europe Financials ETF | EUFN | NASDAQ
• iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ
• iShares MSCI Kokusai ETF | TOK | NYSE Arca

2

Schedule of Investments
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
ANZ Group Holdings Ltd.	769,197	$15,094,335
APA Group	332,113	1,786,232
Aristocrat Leisure Ltd.	151,452	6,781,547
ASX Ltd.	53,158	2,382,760
BHP Group Ltd.	1,310,440	33,095,442
BlueScope Steel Ltd.	116,358	1,764,021
Brambles Ltd.	369,340	5,650,696
CAR Group Ltd.	98,175	2,389,532
Cochlear Ltd.	18,515	3,779,893
Coles Group Ltd.	337,385	4,491,932
Commonwealth Bank of Australia	430,608	48,886,719
Computershare Ltd.	137,264	3,695,065
CSL Ltd.	122,408	21,174,651
Evolution Mining Ltd.	517,478	2,341,960
Fortescue Ltd.	443,402	5,016,764
Goodman Group	513,078	11,471,637
Insurance Australia Group Ltd.	584,717	3,282,260
James Hardie Industries PLC(a)(b)	141,843	3,723,014
Lottery Corp. Ltd. (The)	522,249	1,811,358
Macquarie Group Ltd.	93,019	12,881,774
Medibank Pvt Ltd.	806,901	2,637,278
National Australia Bank Ltd.	790,119	19,608,102
Northern Star Resources Ltd.	339,002	3,368,096
Origin Energy Ltd.	441,334	3,300,212
Pro Medicus Ltd.(b)	16,486	3,385,475
Qantas Airways Ltd.	240,341	1,666,846
QBE Insurance Group Ltd.	390,388	5,791,100
REA Group Ltd.	12,512	1,905,965
Reece Ltd.	69,299	600,030
Rio Tinto Ltd.	88,302	6,279,854
Santos Ltd.	859,440	4,324,604
Scentre Group	1,340,158	3,207,318
SGH Ltd.	43,422	1,420,218
Sigma Healthcare Ltd.(b)	1,173,639	2,167,847
Sonic Healthcare Ltd.	113,897	2,011,289
South32 Ltd.	1,245,263	2,328,691
Stockland	659,306	2,337,428
Suncorp Group Ltd.	271,970	3,645,693
Telstra Group Ltd.	958,526	3,054,900
Transurban Group	781,600	6,917,021
Vicinity Ltd.	1,079,532	1,699,722
Washington H Soul Pattinson & Co. Ltd.	63,226	1,642,615
Wesfarmers Ltd.	295,212	16,147,948
Westpac Banking Corp.	885,223	19,112,077
WiseTech Global Ltd.	48,904	3,703,996
Woodside Energy Group Ltd.	489,643	8,285,923
Woolworths Group Ltd.	307,751	6,212,907
Xero Ltd.(a)	39,778	4,580,857
		332,845,604
Austria — 0.1%
Erste Group Bank AG	83,107	7,599,625
OMV AG	39,025	1,987,480
Verbund AG	18,951	1,411,082
		10,998,187
Belgium — 0.2%
Ageas SA	45,740	3,109,966
Anheuser-Busch InBev SA	256,690	14,757,789
Argenx SE(a)	15,483	10,398,834
D'ieteren Group	5,835	1,152,605
Elia Group SA, Class B	12,952	1,494,314
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	26,714	$2,233,291
KBC Group NV	62,539	6,523,060
Lotus Bakeries NV	111	938,440
Sofina SA	3,672	1,124,447
Syensqo SA(b)	16,676	1,321,670
UCB SA(b)	31,402	6,746,872
		49,801,288
Brazil — 0.3%
Ambev SA	1,148,802	2,556,290
B3 SA - Brasil Bolsa Balcao	1,509,480	3,391,211
Banco Bradesco SA	239,546	573,245
Banco BTG Pactual SA	335,378	2,343,642
Banco do Brasil SA	420,342	1,478,822
BB Seguridade Participacoes SA	187,167	1,126,435
BRF SA	108,427	388,239
Centrais Eletricas Brasileiras SA	374,521	2,528,889
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	112,751	2,180,900
Embraer SA	211,880	3,052,074
Energisa SA	20,142	164,242
Eneva SA(a)	199,306	478,729
Engie Brasil Energia SA	54,547	388,971
Equatorial Energia SA	357,793	2,176,962
Klabin SA	222,747	739,898
Localiza Rent a Car SA	230,971	1,428,423
Motiva Infraestrutura de Mobilidade SA	355,666	781,893
Natura Cosmeticos SA(a)	266,995	430,564
NU Holdings Ltd./Cayman Islands, Class A(a)	807,389	9,866,294
Petroleo Brasileiro SA - Petrobras	900,598	5,756,249
PRIO SA(a)	173,204	1,305,011
Raia Drogasil SA	344,759	829,335
Rede D'Or Sao Luiz SA(c)	214,380	1,244,270
Rumo SA	358,131	1,057,850
Suzano SA	180,265	1,678,853
Telefonica Brasil SA	254,415	1,430,291
TIM SA/Brazil	258,500	956,065
TOTVS SA	181,827	1,416,092
Ultrapar Participacoes SA	219,991	674,562
Vale SA	919,120	8,775,018
Vibra Energia SA	272,098	1,030,654
WEG SA	431,575	2,860,185
XP Inc., Class A	96,012	1,549,634
		66,639,792
Canada — 2.8%
Agnico Eagle Mines Ltd.	124,251	15,424,664
Alamos Gold Inc., Class A	108,365	2,633,263
Alimentation Couche-Tard Inc.	202,106	10,502,044
AltaGas Ltd.	67,155	1,982,759
ARC Resources Ltd.	144,914	2,829,044
Bank of Montreal	188,013	20,752,532
Bank of Nova Scotia (The)	321,698	17,898,166
Barrick Mining Corp.	447,996	9,457,190
BCE Inc.	23,695	552,701
Brookfield Asset Management Ltd., Class A	105,543	6,508,079
Brookfield Corp., Class A	350,869	23,501,842
Brookfield Renewable Corp.	32,321	1,181,946
CAE Inc.(a)	81,108	2,312,772
Cameco Corp.	112,164	8,421,204
Canadian Imperial Bank of Commerce	240,846	17,213,467
Canadian National Railway Co.	137,646	12,852,655
Canadian Natural Resources Ltd.	533,165	16,876,889
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Pacific Kansas City Ltd.	240,005	$17,650,483
Canadian Tire Corp. Ltd., Class A, NVS	16,019	2,145,501
Canadian Utilities Ltd., Class A, NVS	70,408	1,960,407
CCL Industries Inc., Class B, NVS	40,569	2,267,660
Celestica Inc.(a)	29,717	5,941,041
Cenovus Energy Inc.	350,166	5,329,822
CGI Inc.	53,910	5,197,241
Constellation Software Inc./Canada	5,367	18,515,995
Descartes Systems Group Inc. (The)(a)	18,859	1,992,472
Dollarama Inc.	74,232	10,145,826
Element Fleet Management Corp.	99,115	2,578,020
Emera Inc.	77,340	3,631,452
Empire Co. Ltd., NVS	33,415	1,330,716
Enbridge Inc.	554,695	25,120,606
Fairfax Financial Holdings Ltd.	5,378	9,512,260
First Quantum Minerals Ltd.(a)	178,011	2,992,116
FirstService Corp.	8,419	1,659,496
Fortis Inc./Canada	126,558	6,192,720
Franco-Nevada Corp.	48,856	7,782,546
George Weston Ltd.	14,657	2,785,105
GFL Environmental Inc.	62,947	3,170,065
Gildan Activewear Inc.	35,295	1,782,836
Great-West Lifeco Inc.	71,607	2,688,880
Hydro One Ltd.(c)	94,929	3,357,045
iA Financial Corp. Inc.	26,796	2,622,937
IGM Financial Inc.	8,210	271,850
Imperial Oil Ltd.	50,539	4,213,893
Intact Financial Corp.	47,772	9,874,351
Ivanhoe Mines Ltd., Class A(a)(b)	166,875	1,301,904
Keyera Corp.	54,420	1,708,480
Kinross Gold Corp.	338,619	5,418,002
Loblaw Companies Ltd.	38,220	6,180,684
Lundin Gold Inc.	27,922	1,292,319
Lundin Mining Corp.	167,456	1,710,091
Magna International Inc.	71,311	2,924,286
Manulife Financial Corp.	438,114	13,555,100
Metro Inc./CN	56,903	4,351,092
National Bank of Canada	101,383	10,545,851
Nutrien Ltd.	126,275	7,492,110
Open Text Corp.	75,855	2,232,511
Pan American Silver Corp.	92,827	2,507,588
Pembina Pipeline Corp.	145,611	5,412,072
Power Corp. of Canada	143,723	5,792,070
Quebecor Inc., Class B	33,521	943,020
RB Global Inc.(b)	48,809	5,284,941
Restaurant Brands International Inc.	75,650	5,133,237
Rogers Communications Inc., Class B, NVS	93,302	3,116,351
Royal Bank of Canada	365,872	46,946,004
Saputo Inc.	79,274	1,662,603
Shopify Inc., Class A(a)	314,620	38,457,845
Stantec Inc.	26,714	2,920,109
Sun Life Financial Inc.	147,824	9,012,826
Suncor Energy Inc.	311,829	12,298,971
TC Energy Corp.	261,744	12,497,823
Teck Resources Ltd., Class B	114,925	3,726,602
TELUS Corp.	120,687	1,944,092
TFI International Inc.	19,289	1,677,486
Thomson Reuters Corp.	41,826	8,394,179
TMX Group Ltd.	67,581	2,747,917
Toromont Industries Ltd.	16,633	1,686,468
Toronto-Dominion Bank (The)	447,845	32,618,734
Tourmaline Oil Corp.	88,005	3,745,421
Security	Shares	Value
Canada (continued)
West Fraser Timber Co. Ltd.	17,671	$1,225,084
Wheaton Precious Metals Corp.	115,715	10,582,711
Whitecap Resources Inc.	317,918	2,399,987
WSP Global Inc.	31,956	6,579,855
		621,640,985
Chile — 0.0%
Banco de Chile	10,085,241	1,389,273
Banco de Credito e Inversiones SA	25,196	999,954
Banco Santander Chile	18,580,000	1,073,220
Cencosud SA	329,551	992,777
Empresas CMPC SA	321,350	452,681
Empresas Copec SA	131,685	871,798
Enel Americas SA	7,224,158	720,477
Enel Chile SA	7,801,320	499,709
Falabella SA	170,213	848,781
Latam Airlines Group SA	46,556,409	1,018,142
		8,866,812
China — 3.1%
AAC Technologies Holdings Inc.(b)	220,500	1,114,886
Advanced Micro-Fabrication Equipment Inc./China, Class A	26,600	727,134
AECC Aviation Power Co. Ltd., Class A	40,800	239,514
Agricultural Bank of China Ltd., Class A	1,558,900	1,361,342
Agricultural Bank of China Ltd., Class H	6,714,000	4,398,449
Aier Eye Hospital Group Co. Ltd., Class A	136,000	241,627
Akeso Inc.(a)(c)	172,000	3,353,838
Alibaba Group Holding Ltd.	4,425,476	66,535,993
Alibaba Health Information Technology Ltd.(a)(b)	1,704,000	1,056,715
Aluminum Corp. of China Ltd., Class H	1,516,000	1,198,195
Anhui Conch Cement Co. Ltd., Class A	65,892	215,004
Anhui Conch Cement Co. Ltd., Class H	314,500	910,518
Anhui Gujing Distillery Co. Ltd., Class A	16,300	311,087
ANTA Sports Products Ltd.	339,400	3,895,662
APT Medical Inc., Class A	2,230	87,811
Autohome Inc., ADR	18,963	513,708
Avary Holding Shenzhen Co. Ltd., Class A	53,200	388,937
AviChina Industry & Technology Co. Ltd., Class H(b)	898,000	530,801
Baidu Inc., Class A(a)	567,260	6,206,581
Bank of Beijing Co. Ltd., Class A	515,100	460,609
Bank of China Ltd., Class A	580,600	446,928
Bank of China Ltd., Class H	18,344,000	10,588,400
Bank of Communications Co. Ltd., Class A	1,116,700	1,184,074
Bank of Communications Co. Ltd., Class H	2,252,000	2,028,753
Bank of Hangzhou Co. Ltd., Class A	116,900	259,938
Bank of Jiangsu Co. Ltd., Class A	374,400	586,340
Bank of Nanjing Co. Ltd., Class A	178,300	283,685
Bank of Ningbo Co. Ltd., Class A	105,000	405,238
Bank of Shanghai Co. Ltd., Class A	378,600	536,880
Baoshan Iron & Steel Co. Ltd., Class A	553,400	562,784
Beijing Enterprises Holdings Ltd.	82,000	343,093
Beijing Enterprises Water Group Ltd.	1,340,000	458,582
Beijing Kingsoft Office Software Inc., Class A	11,000	476,410
Beijing Tong Ren Tang Co. Ltd., Class A	76,500	381,627
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,055,300	789,072
Bilibili Inc., Class Z(a)	54,348	1,243,432
BOC Aviation Ltd.(c)	70,100	636,856
BOE Technology Group Co. Ltd., Class A	742,500	415,350
Bosideng International Holdings Ltd.	1,128,000	643,745
BYD Co. Ltd., Class A	138,300	2,006,115
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class H	922,000	$13,461,983
BYD Electronic International Co. Ltd.	215,500	896,694
Cambricon Technologies Corp. Ltd., Class A(a)	8,600	842,353
CGN Power Co. Ltd., Class H(c)	3,941,000	1,480,524
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,987,391
China Coal Energy Co. Ltd., Class H	695,000	853,952
China Communications Services Corp. Ltd., Class H	582,000	338,979
China Construction Bank Corp., Class A	359,700	469,254
China Construction Bank Corp., Class H	24,864,260	25,431,244
China CSSC Holdings Ltd., Class A	126,200	599,934
China Eastern Airlines Corp. Ltd., Class A(a)	642,100	337,071
China Everbright Bank Co. Ltd., Class A	1,264,800	709,982
China Feihe Ltd.(c)	1,185,000	704,484
China Galaxy Securities Co. Ltd., Class A	267,200	635,488
China Galaxy Securities Co. Ltd., Class H	673,000	909,499
China Gas Holdings Ltd.(b)	772,600	811,538
China Hongqiao Group Ltd.(b)	680,500	1,795,088
China International Capital Corp. Ltd., Class H(c)	500,400	1,270,634
China Life Insurance Co. Ltd., Class A	76,900	435,656
China Life Insurance Co. Ltd., Class H	1,877,000	5,421,920
China Literature Ltd.(a)(b)(c)	121,000	475,515
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	954,944
China Mengniu Dairy Co. Ltd.	855,000	1,779,268
China Merchants Bank Co. Ltd., Class A	435,400	2,682,349
China Merchants Bank Co. Ltd., Class H	911,788	5,916,722
China Merchants Port Holdings Co. Ltd.	444,000	874,425
China Merchants Securities Co. Ltd., Class A	222,600	550,420
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	139,200	167,747
China Minsheng Banking Corp. Ltd., Class A	1,388,200	940,430
China Minsheng Banking Corp. Ltd., Class H	13,500	8,126
China National Building Material Co. Ltd., Class H	1,060,000	630,641
China National Nuclear Power Co. Ltd., Class A	465,400	592,877
China Oilfield Services Ltd., Class H	670,000	595,046
China Overseas Land & Investment Ltd.	967,000	1,672,426
China Pacific Insurance Group Co. Ltd., Class A	212,997	1,104,472
China Pacific Insurance Group Co. Ltd., Class H	678,200	2,731,394
China Petroleum & Chemical Corp., Class A	922,800	768,217
China Petroleum & Chemical Corp., Class H	5,607,200	3,290,430
China Power International Development Ltd.(b)	1,783,000	698,928
China Railway Group Ltd., Class H	1,507,000	758,219
China Resources Beer Holdings Co. Ltd.	449,500	1,494,538
China Resources Gas Group Ltd.	284,000	718,890
China Resources Land Ltd.	851,500	3,122,423
China Resources Microelectronics Ltd., Class A	40,200	259,088
China Resources Mixc Lifestyle Services Ltd.(c)	178,000	826,608
China Resources Power Holdings Co. Ltd.	612,000	1,516,590
China Ruyi Holdings Ltd.(a)(b)	1,608,000	643,200
China Shenhua Energy Co. Ltd., Class A	198,200	1,047,209
China Shenhua Energy Co. Ltd., Class H	676,500	2,932,051
China State Construction Engineering Corp. Ltd., Class A	670,877	525,917
China State Construction International Holdings Ltd.	686,000	1,050,946
China Taiping Insurance Holdings Co. Ltd.	459,000	1,019,899
China Three Gorges Renewables Group Co. Ltd., Class A	535,300	321,357
China Tourism Group Duty Free Corp. Ltd., Class A	48,692	437,752
China Tower Corp. Ltd., Class H(c)	1,122,000	1,570,031
Security	Shares	Value
China (continued)
China United Network Communications Ltd., Class A	571,500	$424,018
China Vanke Co. Ltd., Class A(a)	258,396	230,338
China Vanke Co. Ltd., Class H(a)(b)	477,100	302,713
China Yangtze Power Co. Ltd., Class A	401,210	1,549,541
Chongqing Changan Automobile Co. Ltd., Class A	138,200	245,972
Chongqing Rural Commercial Bank Co. Ltd., Class H	597,000	473,505
Chongqing Zhifei Biological Products Co. Ltd., Class A	57,450	190,757
Chow Tai Fook Jewellery Group Ltd.	523,600	874,460
CITIC Ltd.	1,392,000	2,088,241
CITIC Securities Co. Ltd., Class A	224,423	900,826
CITIC Securities Co. Ltd., Class H	422,025	1,482,824
CMOC Group Ltd., Class H	1,476,000	1,675,456
Contemporary Amperex Technology Co. Ltd., Class A	78,500	2,866,850
Contemporary Amperex Technology Co. Ltd., Class H(a)(b)	22,600	1,169,442
Cosco Shipping Energy Transportation Co. Ltd., Class A	254,700	354,750
Cosco Shipping Holdings Co. Ltd., Class H	1,170,800	2,140,152
CRRC Corp. Ltd., Class A	381,300	389,427
CRRC Corp. Ltd., Class H	1,807,000	1,252,174
CSC Financial Co. Ltd., Class A	116,800	413,283
CSPC Pharmaceutical Group Ltd.	2,325,120	2,922,198
Daqin Railway Co. Ltd., Class A	451,100	408,721
East Money Information Co. Ltd., Class A	274,360	880,675
Eastroc Beverage Group Co. Ltd., Class A	13,520	527,153
ENN Energy Holdings Ltd.	197,800	1,612,073
Eoptolink Technology Inc. Ltd., Class A	21,140	549,003
Far East Horizon Ltd.	462,000	470,828
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,621	666,824
Fosun International Ltd.	643,500	444,090
Founder Securities Co. Ltd., Class A	200,900	225,539
Foxconn Industrial Internet Co. Ltd., Class A	236,200	1,125,401
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,710,110
Ganfeng Lithium Group Co. Ltd., Class A	29,500	146,924
GCL Technology Holdings Ltd.(a)(b)	5,760,000	853,440
GD Power Development Co. Ltd., Class A	770,300	489,003
Geely Automobile Holdings Ltd.	1,615,000	3,622,473
Genscript Biotech Corp.(a)(b)	390,000	845,872
Giant Biogene Holding Co. Ltd.(b)(c)	65,200	464,924
Great Wall Motor Co. Ltd., Class H	725,000	1,183,148
Gree Electric Appliances Inc. of Zhuhai, Class A	92,300	583,328
Guangdong Haid Group Co. Ltd., Class A	69,500	543,804
Guangdong Investment Ltd.	1,022,000	909,672
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	39,000	145,138
Guotai Haitong Securities Co. Ltd.	359,932	1,010,838
Guotai Haitong Securities Co. Ltd., Class H(c)	481,512	1,039,454
H World Group Ltd., ADR	54,080	1,688,378
Haidilao International Holding Ltd.(c)	529,000	937,757
Haier Smart Home Co. Ltd., Class A	105,500	362,455
Haier Smart Home Co. Ltd., Class A	679,800	2,141,626
Haisco Pharmaceutical Group Co. Ltd., Class A	14,700	113,197
Haitian International Holdings Ltd.	196,000	531,308
Hansoh Pharmaceutical Group Co. Ltd.(c)	386,000	1,734,171
Henan Shuanghui Investment & Development Co. Ltd., Class A	92,100	315,114
Hengan International Group Co. Ltd.	226,500	676,647
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hengli Petrochemical Co. Ltd., Class A	311,600	$666,666
Hisense Home Appliances Group Co. Ltd., Class H(b)	11,136	31,935
Hithink RoyalFlush Information Network Co. Ltd., Class A	10,900	426,693
Hua Hong Semiconductor Ltd.(b)(c)	182,000	937,054
Huaneng Power International Inc., Class H	1,526,000	1,035,887
Huatai Securities Co. Ltd., Class H(c)	348,400	801,867
Huaxia Bank Co. Ltd., Class A	369,500	407,073
Hygon Information Technology Co. Ltd., Class A	35,544	682,870
Iflytek Co. Ltd., Class A	68,700	463,441
Industrial & Commercial Bank of China Ltd., Class A	1,214,191	1,272,497
Industrial & Commercial Bank of China Ltd., Class H	17,083,260	13,089,616
Industrial Bank Co. Ltd., Class A	351,500	1,101,987
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	175,100	664,897
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,900	381,465
Innovent Biologics Inc.(a)(c)	351,500	4,350,902
J&T Global Express Ltd.(a)	597,400	785,852
JD Health International Inc.(a)(c)	317,300	2,028,955
JD Logistics Inc.(a)(c)	419,400	726,827
JD.com Inc., Class A	611,726	9,641,984
Jiangsu Expressway Co. Ltd., Class H	524,000	642,527
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	161,218	1,405,576
Jiangsu Yanghe Distillery Co. Ltd., Class A	27,500	256,953
Jiangxi Copper Co. Ltd., Class H	375,000	749,523
Kanzhun Ltd., ADR(a)	69,104	1,310,212
KE Holdings Inc., Class A(b)	515,227	3,151,139
Kingdee International Software Group Co. Ltd.(a)	854,000	1,982,143
Kingsoft Corp. Ltd.	283,800	1,290,511
Kuaishou Technology(a)(c)	665,800	6,500,905
Kunlun Energy Co. Ltd.	1,192,000	1,148,314
Kweichow Moutai Co. Ltd., Class A	20,932	4,119,356
Legend Biotech Corp., ADR(a)(b)	18,110	707,558
Lenovo Group Ltd.	1,974,000	2,531,160
Lens Technology Co. Ltd., Class A	177,000	556,697
Li Auto Inc., Class A(a)	311,476	4,077,752
Li Ning Co. Ltd.	658,000	1,394,098
Longfor Group Holdings Ltd.(b)(c)	555,000	690,785
LONGi Green Energy Technology Co. Ltd., Class A(a)	226,820	494,732
Luxshare Precision Industry Co. Ltd., Class A	151,340	763,941
Luzhou Laojiao Co. Ltd., Class A	35,100	597,394
Meituan, Class B(a)(c)	1,276,820	19,698,190
Midea Group Co. Ltd., Class A	84,900	824,552
Midea Group Co. Ltd., Class H	57,500	557,130
MINISO Group Holding Ltd.(b)	100,424	478,025
MMG Ltd.(a)	660,800	321,295
Muyuan Foods Co. Ltd., Class A	156,912	1,007,037
NARI Technology Co. Ltd., Class A	186,620	565,899
NAURA Technology Group Co. Ltd., Class A	17,415	806,820
NetEase Inc.	447,690	11,703,619
New China Life Insurance Co. Ltd., Class H	231,500	1,481,348
New Hope Liuhe Co. Ltd., Class A	257,500	342,815
New Oriental Education & Technology Group Inc.	392,430	1,740,303
Ningbo Tuopu Group Co. Ltd., Class A	44,080	279,616
Ningxia Baofeng Energy Group Co. Ltd., Class A	304,200	654,594
NIO Inc., Class A(a)(b)	422,545	2,022,438
Nongfu Spring Co. Ltd., Class H(c)	463,600	2,678,516
Security	Shares	Value
China (continued)
OmniVision Integrated Circuits Group Inc.	26,900	$450,036
Orient Overseas International Ltd.	40,000	719,691
Orient Securities Co. Ltd., Class A	285,400	444,324
PDD Holdings Inc., ADR(a)(b)	178,907	20,296,999
People's Insurance Co. Group of China Ltd. (The), Class H	2,442,000	1,876,110
PetroChina Co. Ltd., Class A	349,400	429,582
PetroChina Co. Ltd., Class H	5,360,000	5,237,959
PICC Property & Casualty Co. Ltd., Class H	1,898,000	3,939,454
Ping An Bank Co. Ltd., Class A	422,400	715,854
Ping An Insurance Group Co. of China Ltd., Class A	230,900	1,875,858
Ping An Insurance Group Co. of China Ltd., Class H	1,730,000	11,877,074
Poly Developments and Holdings Group Co. Ltd., Class A	251,999	278,462
Pop Mart International Group Ltd.(c)	153,600	4,791,378
Postal Savings Bank of China Co. Ltd., Class A	1,020,500	811,885
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	941,645
Qifu Technology Inc.	26,692	916,336
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	160,500	400,762
Range Intelligent Computing Technology Group Co. Ltd., Class A	31,800	218,554
Rockchip Electronics Co. Ltd., Class A	11,900	266,192
Rongsheng Petrochemical Co. Ltd., Class A	207,500	262,582
SAIC Motor Corp. Ltd., Class A	166,013	394,452
Sanan Optoelectronics Co. Ltd., Class A	178,600	308,901
Sany Heavy Industry Co. Ltd., Class A	180,400	498,121
SDIC Power Holdings Co. Ltd., Class A	289,200	631,490
Seres Group Co. Ltd., Class A	26,100	457,633
SF Holding Co. Ltd., Class A	105,100	669,232
Shaanxi Coal Industry Co. Ltd., Class A	141,500	394,589
Shandong Gold Mining Co. Ltd., Class A	101,400	412,656
Shandong Gold Mining Co. Ltd., Class H(c)	262,250	810,985
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	617,235
Shanghai Baosight Software Co. Ltd., Class B	198,960	273,482
Shanghai Electric Group Co. Ltd., Class A(a)	318,600	344,114
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,100	459,746
Shanghai Pudong Development Bank Co. Ltd., Class A	519,365	921,342
Shanghai Rural Commercial Bank Co. Ltd., Class A	178,800	225,394
Shanghai United Imaging Healthcare Co. Ltd., Class A	20,344	376,062
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	28,600	708,949
Shenwan Hongyuan Group Co. Ltd., Class A	992,700	727,897
Shenzhen Inovance Technology Co. Ltd., Class A	25,300	221,331
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,900	956,696
Shenzhen Transsion Holdings Co. Ltd., Class A	36,640	386,107
Shenzhou International Group Holdings Ltd.	215,900	1,553,781
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	3,176	135,067
Sichuan Chuantou Energy Co. Ltd., Class A	185,100	400,111
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,900	240,121
Sino Biopharmaceutical Ltd.	2,916,000	2,792,657
Sinopharm Group Co. Ltd., Class H	450,800	1,083,555
Sinotruk Hong Kong Ltd.	143,000	435,800
Smoore International Holdings Ltd.(b)(c)	536,000	1,445,272
Sungrow Power Supply Co. Ltd., Class A	33,880	337,340
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	189,200	$1,753,000
TAL Education Group, ADR(a)(b)	105,117	1,149,980
TBEA Co. Ltd., Class A	286,200	535,723
Tencent Holdings Ltd.	1,661,200	116,304,262
Tencent Music Entertainment Group, ADR	191,837	4,026,659
Tingyi Cayman Islands Holding Corp.	502,000	742,088
Tongcheng Travel Holdings Ltd.	436,400	1,093,457
TravelSky Technology Ltd., Class H	444,000	705,907
Trip.com Group Ltd.	159,726	9,916,180
Tsingtao Brewery Co. Ltd., Class A	72,900	685,362
Tsingtao Brewery Co. Ltd., Class H	62,000	393,883
Vipshop Holdings Ltd., ADR	90,092	1,359,488
Wanhua Chemical Group Co. Ltd., Class A	83,653	721,168
Want Want China Holdings Ltd.	1,672,000	1,208,478
Weichai Power Co. Ltd., Class H	649,000	1,375,793
Wens Foodstuff Group Co. Ltd., Class A	221,416	530,613
Wuliangye Yibin Co. Ltd., Class A	85,500	1,434,529
WuXi AppTec Co. Ltd., Class A	85,359	1,131,298
WuXi AppTec Co. Ltd., Class H(b)(c)	44,912	599,091
Wuxi Biologics Cayman Inc.(a)(c)	932,500	3,791,574
XCMG Construction Machinery Co. Ltd., Class A	448,500	520,996
Xiaomi Corp., Class B(a)(c)	4,447,600	29,923,232
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	78,600	281,589
Xinyi Solar Holdings Ltd.(b)	1,544,000	597,719
XPeng Inc., Class A(a)	303,434	2,761,248
Yadea Group Holdings Ltd.(c)	446,000	701,818
Yankuang Energy Group Co. Ltd., Class A	190,710	333,182
Yankuang Energy Group Co. Ltd., Class H	717,600	818,160
Yihai Kerry Arawana Holdings Co. Ltd., Class A	49,969	209,060
Yum China Holdings Inc.	96,140	4,487,815
Yunnan Baiyao Group Co. Ltd., Class A	82,500	640,987
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	598,689
Zhaojin Mining Industry Co. Ltd., Class H	444,500	1,103,795
Zhejiang Expressway Co. Ltd., Class H	728,640	694,255
Zhejiang Juhua Co. Ltd., Class A	68,200	252,374
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	138,300	1,063,453
Zhejiang NHU Co. Ltd., Class A	108,200	335,677
Zhongji Innolight Co. Ltd., Class A	19,600	586,313
Zhongjin Gold Corp. Ltd., Class A	185,300	367,742
Zhongsheng Group Holdings Ltd.	187,000	314,555
Zhuzhou CRRC Times Electric Co. Ltd., Class H	216,100	876,585
Zijin Mining Group Co. Ltd., Class A	106,000	280,495
Zijin Mining Group Co. Ltd., Class H	1,714,000	4,544,943
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	402,000	409,047
ZTE Corp., Class H	243,600	768,610
ZTO Express Cayman Inc.	99,545	1,940,591
		672,878,750
Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	133,699
Czech Republic — 0.0%
CEZ AS	47,051	2,726,106
Komercni Banka AS	23,312	1,110,481
		3,836,587
Denmark — 0.4%
AP Moller - Maersk A/S, Class A	851	1,669,806
AP Moller - Maersk A/S, Class B, NVS(b)	1,157	2,284,799
Carlsberg A/S, Class B	23,771	2,963,464
Coloplast A/S, Class B	33,196	3,031,857
Danske Bank A/S	173,155	6,869,314
Security	Shares	Value
Denmark (continued)
Demant A/S(a)	24,815	$940,180
DSV A/S	52,636	11,794,933
Genmab A/S(a)	16,776	3,611,829
Novo Nordisk A/S, Class B	830,592	38,629,145
Novonesis Novozymes B, Class B	94,683	6,125,755
Orsted A/S(a)(c)	48,115	2,267,732
Pandora A/S	23,204	3,830,878
Rockwool A/S, Class B	20,285	888,901
Tryg A/S	98,699	2,380,809
Vestas Wind Systems A/S	251,816	4,597,679
		91,887,081
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	636,678	1,233,460
Talaat Moustafa Group	191,013	209,625
		1,443,085
Finland — 0.2%
Elisa OYJ	30,162	1,551,915
Fortum OYJ	114,739	2,104,970
Kesko OYJ, Class B	68,398	1,487,617
Kone OYJ, Class B	85,477	5,249,009
Metso OYJ	153,329	1,925,703
Neste OYJ	108,814	1,717,370
Nokia OYJ	1,356,204	5,527,000
Orion OYJ, Class B	27,418	2,195,050
Sampo OYJ, Class A	606,690	6,512,010
Stora Enso OYJ, Class R	160,818	1,654,734
UPM-Kymmene OYJ	136,844	3,546,690
Wartsila OYJ Abp	139,084	3,842,668
		37,314,736
France — 2.4%
Accor SA	49,959	2,532,116
Aeroports de Paris SA	5,652	686,008
Air Liquide SA	149,472	29,406,589
Airbus SE	153,551	30,872,206
Alstom SA(a)	93,250	2,187,302
Amundi SA(c)	12,544	927,007
ArcelorMittal SA	115,386	3,597,293
Arkema SA	12,406	843,625
AXA SA	464,910	22,580,278
BioMerieux	10,445	1,494,515
BNP Paribas SA	264,852	24,148,736
Bollore SE	230,445	1,329,220
Bouygues SA	58,081	2,391,573
Bureau Veritas SA	96,000	2,956,426
Capgemini SE	42,881	6,383,965
Carrefour SA	154,782	2,218,182
Cie de Saint-Gobain SA	117,485	13,477,538
Cie Generale des Etablissements Michelin SCA	184,893	6,577,840
Covivio SA/France	9,045	585,590
Credit Agricole SA	274,372	5,049,683
Danone SA	162,094	13,265,256
Dassault Aviation SA	6,070	1,889,937
Dassault Systemes SE	170,433	5,598,932
Edenred SE	68,432	1,954,287
Eiffage SA	22,514	3,022,176
Engie SA	449,359	10,100,788
EssilorLuxottica SA	74,111	22,037,228
Eurazeo SE	5,745	337,115
Eurofins Scientific SE	31,138	2,384,654
Euronext NV(c)	16,574	2,671,545
FDJ UNITED	24,748	771,935
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Gecina SA	12,822	$1,260,052
Getlink SE	92,839	1,683,720
Hermes International SCA	7,982	19,519,884
Ipsen SA	10,773	1,269,405
Kering SA	18,567	4,559,039
Klepierre SA	40,707	1,553,865
Legrand SA	70,475	10,409,631
L'Oreal SA	62,142	27,496,775
LVMH Moet Hennessy Louis Vuitton SE	70,044	37,600,443
Orange SA	444,636	6,763,386
Pernod Ricard SA	53,093	5,456,298
Publicis Groupe SA	60,216	5,502,640
Renault SA	53,249	1,970,254
Rexel SA	39,582	1,196,343
Safran SA	93,081	30,693,570
Sanofi SA	287,480	25,807,260
Sartorius Stedim Biotech	7,361	1,470,951
Schneider Electric SE	138,346	35,803,007
Societe Generale SA	184,491	11,775,785
Sodexo SA	23,112	1,374,550
STMicroelectronics NV	168,040	4,270,559
Teleperformance SE	15,945	1,554,496
Thales SA	24,857	6,686,375
TotalEnergies SE	537,874	31,984,927
Unibail-Rodamco-Westfield, New	33,375	3,235,348
Veolia Environnement SA	174,675	5,919,569
Vinci SA	133,077	18,485,562
		529,583,239
Germany — 2.2%
adidas AG	45,060	8,612,265
Allianz SE, Registered	99,695	39,397,234
BASF SE	225,497	11,051,467
Bayer AG, Registered	251,145	7,811,042
Bayerische Motoren Werke AG(b)	72,580	6,906,087
Beiersdorf AG	24,580	3,054,363
Brenntag SE	34,120	2,116,774
Commerzbank AG	232,695	8,485,414
Continental AG	26,627	2,274,227
Covestro AG, NVS(a)	52,228	3,540,392
CTS Eventim AG & Co. KGaA	14,882	1,680,541
Daimler Truck Holding AG	121,417	5,906,361
Delivery Hero SE, Class A(a)(c)	50,372	1,503,324
Deutsche Bank AG, Registered	475,466	15,660,197
Deutsche Boerse AG	48,647	14,077,821
Deutsche Lufthansa AG, Registered	171,666	1,472,007
Deutsche Post AG, Registered	251,924	11,287,633
Deutsche Telekom AG, Registered	897,714	32,197,319
E.ON SE	572,531	10,444,816
Evonik Industries AG	54,246	1,077,221
Fresenius Medical Care AG	54,509	2,764,774
Fresenius SE & Co. KGaA	106,348	5,076,057
GEA Group AG	48,312	3,470,262
Hannover Rueck SE	15,275	4,633,570
Heidelberg Materials AG	34,534	7,966,804
Henkel AG & Co. KGaA	27,990	1,990,378
Infineon Technologies AG	337,668	13,264,650
Knorr-Bremse AG	17,817	1,778,233
LEG Immobilien SE	18,187	1,443,566
Mercedes-Benz Group AG	190,007	10,758,243
Merck KGaA	33,690	4,210,723
MTU Aero Engines AG	14,229	6,137,796
Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	34,535	$22,609,049
Nemetschek SE	17,139	2,553,592
QIAGEN NV	55,331	2,743,624
Rational AG	1,343	1,036,725
Rheinmetall AG	11,596	22,954,236
RWE AG	159,247	6,533,137
SAP SE	269,321	77,013,827
Scout24 SE(c)	22,570	3,016,291
Siemens AG, Registered	195,989	49,919,010
Siemens Energy AG(a)	178,483	20,664,523
Siemens Healthineers AG(c)	82,866	4,463,380
Symrise AG, Class A	36,344	3,294,483
Talanx AG(a)	14,789	1,960,238
Vonovia SE	187,515	5,819,635
Zalando SE(a)(c)	53,753	1,567,332
		478,200,643
Greece — 0.1%
Alpha Bank SA	635,608	2,379,163
Eurobank Ergasias Services and Holdings SA	733,696	2,692,929
Hellenic Telecommunications Organization SA	56,482	1,024,870
Jumbo SA	35,297	1,193,926
Metlen Energy & Metals SA	25,139	1,382,931
National Bank of Greece SA	156,898	2,188,500
OPAP SA	53,509	1,200,527
Piraeus Financial Holdings SA	230,295	1,770,837
Public Power Corp. SA	57,244	928,468
		14,762,151
Hong Kong — 0.5%
AIA Group Ltd.	2,794,400	26,055,448
BOC Hong Kong Holdings Ltd.	892,500	4,007,552
CK Asset Holdings Ltd.	475,516	2,178,909
CK Hutchison Holdings Ltd.	707,516	4,605,223
CK Infrastructure Holdings Ltd.	153,500	1,081,099
CLP Holdings Ltd.	426,000	3,697,584
Futu Holdings Ltd., ADR	16,186	2,487,464
Galaxy Entertainment Group Ltd.	575,000	2,804,081
Hang Seng Bank Ltd.	189,900	2,766,216
Henderson Land Development Co. Ltd.	342,003	1,196,763
HKT Trust & HKT Ltd., Class SS	910,000	1,432,865
Hong Kong & China Gas Co. Ltd.	2,677,040	2,389,427
Hong Kong Exchanges & Clearing Ltd.	302,200	16,354,700
Hongkong Land Holdings Ltd.	365,600	2,211,880
Jardine Matheson Holdings Ltd.	41,800	2,269,797
Link REIT	629,360	3,506,639
MTR Corp. Ltd.	427,500	1,537,832
Power Assets Holdings Ltd.	372,000	2,449,284
Sands China Ltd.	678,400	1,642,249
Sino Land Co. Ltd.	988,000	1,138,867
SITC International Holdings Co. Ltd.	441,000	1,429,739
Sun Hung Kai Properties Ltd.	381,000	4,525,314
Swire Pacific Ltd., Class A	142,500	1,288,105
Techtronic Industries Co. Ltd.	362,000	4,328,669
WH Group Ltd.(c)	1,972,000	1,974,244
Wharf Holdings Ltd. (The)(b)	278,000	791,503
Wharf Real Estate Investment Co. Ltd.	476,200	1,511,846
		101,663,299
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	1,035,029
OTP Bank Nyrt	65,377	5,305,074
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hungary (continued)
Richter Gedeon Nyrt	25,206	$756,569
		7,096,672
India — 1.8%
ABB India Ltd.	12,142	760,310
Adani Enterprises Ltd.	41,489	1,145,544
Adani Ports & Special Economic Zone Ltd.	127,394	1,986,971
Adani Power Ltd.(a)	192,430	1,282,360
Alkem Laboratories Ltd.	10,688	612,368
Ambuja Cements Ltd.	177,634	1,196,007
APL Apollo Tubes Ltd.	44,160	803,627
Apollo Hospitals Enterprise Ltd.	28,523	2,431,751
Ashok Leyland Ltd.	704,817	968,603
Asian Paints Ltd.	108,789	2,969,465
Astral Ltd.	24,610	392,521
AU Small Finance Bank Ltd.(c)	94,224	793,933
Aurobindo Pharma Ltd.(a)	80,474	1,040,467
Avenue Supermarts Ltd.(a)(c)	39,290	1,907,949
Axis Bank Ltd.	663,268	8,054,777
Bajaj Auto Ltd.	18,778	1,709,687
Bajaj Finance Ltd.	712,999	7,135,242
Bajaj Finserv Ltd.	113,428	2,509,884
Bajaj Holdings & Investment Ltd.	5,610	890,771
Balkrishna Industries Ltd.	12,351	375,836
Bank of Baroda	195,520	528,311
Bharat Electronics Ltd.	931,783	4,047,943
Bharat Forge Ltd.	71,325	949,332
Bharat Heavy Electricals Ltd.	293,479	793,966
Bharat Petroleum Corp. Ltd.	442,810	1,654,752
Bharti Airtel Ltd.	650,364	14,157,862
Bosch Ltd.	1,890	868,995
Britannia Industries Ltd.	28,841	1,897,598
BSE Ltd.	31,026	854,236
CG Power & Industrial Solutions Ltd.	169,196	1,270,387
Cholamandalam Investment and Finance Co. Ltd.	117,186	1,921,101
Cipla Ltd.	128,225	2,264,480
Coal India Ltd.	445,452	1,904,951
Colgate-Palmolive India Ltd.	32,670	835,350
Container Corp. of India Ltd.	92,980	611,202
Coromandel International Ltd.	30,426	930,383
Cummins India Ltd.	31,387	1,267,662
Dabur India Ltd.	149,060	898,102
Divi's Laboratories Ltd.	36,692	2,747,661
Dixon Technologies India Ltd.	9,171	1,752,249
DLF Ltd.	182,580	1,623,805
Dr Reddy's Laboratories Ltd.	162,228	2,340,576
Eicher Motors Ltd.	37,827	2,353,697
Eternal Ltd.(a)	1,319,721	4,605,974
FSN E-Commerce Ventures Ltd.(a)	295,303	704,508
GAIL India Ltd.	636,334	1,281,838
GMR Airports Infrastructure Ltd.(a)	684,743	698,913
Godrej Consumer Products Ltd.	98,661	1,413,629
Godrej Properties Ltd.(a)	30,995	739,041
Grasim Industries Ltd.	72,519	2,265,743
Havells India Ltd.	79,796	1,362,894
HCL Technologies Ltd.	269,552	4,493,459
HDFC Asset Management Co. Ltd.(c)	22,373	1,437,852
HDFC Bank Ltd.	1,448,225	33,234,299
HDFC Life Insurance Co. Ltd.(c)	237,723	2,042,560
Hero MotoCorp Ltd.	30,826	1,493,295
Hindalco Industries Ltd.	358,405	2,774,634
Hindustan Aeronautics Ltd.	48,150	2,478,090
Hindustan Petroleum Corp. Ltd.	236,197	1,121,426
Security	Shares	Value
India (continued)
Hindustan Unilever Ltd.	208,756	$5,995,385
Hyundai Motor India Ltd.(a)	41,740	1,023,486
ICICI Bank Ltd.	1,429,651	24,074,313
ICICI Lombard General Insurance Co. Ltd.(c)	64,873	1,423,666
ICICI Prudential Life Insurance Co. Ltd.(c)	85,111	596,864
IDFC First Bank Ltd.	927,687	724,811
Indian Hotels Co. Ltd., Class A	210,159	1,767,661
Indian Oil Corp. Ltd.	705,650	1,165,758
Indian Railway Catering & Tourism Corp. Ltd.	69,841	575,752
Indus Towers Ltd.(a)	305,732	1,260,856
IndusInd Bank Ltd.	138,880	1,260,002
Info Edge India Ltd.	110,589	1,746,315
Infosys Ltd.	854,562	14,533,492
InterGlobe Aviation Ltd.(a)(c)	53,637	3,599,494
ITC Ltd.	823,433	3,861,649
Jindal Stainless Ltd.	96,858	764,595
Jindal Steel & Power Ltd.	97,795	1,072,146
Jio Financial Services Ltd.(a)	762,562	2,851,620
JSW Energy Ltd.	122,900	719,139
JSW Steel Ltd.	187,493	2,236,559
Jubilant Foodworks Ltd.	118,201	880,705
Kalyan Jewellers India Ltd.	120,620	813,362
Kotak Mahindra Bank Ltd.	271,934	6,126,766
Larsen & Toubro Ltd.	166,825	6,899,156
Lodha Developers Ltd.(c)	81,250	1,136,061
LTIMindtree Ltd.(c)	28,678	1,658,907
Lupin Ltd.	73,448	1,605,365
Mahindra & Mahindra Ltd.	240,722	8,769,160
Mankind Pharma Ltd.(a)	32,773	956,175
Marico Ltd.	148,901	1,203,058
Maruti Suzuki India Ltd.	34,344	4,926,266
Max Healthcare Institute Ltd.	202,669	2,875,382
Mphasis Ltd.	20,885	659,409
MRF Ltd.	374	629,335
Muthoot Finance Ltd.	31,134	925,920
Nestle India Ltd.	81,740	2,092,540
NHPC Ltd.	772,712	729,221
NMDC Ltd.	860,631	691,729
NTPC Ltd.	1,063,410	4,035,979
Oberoi Realty Ltd.	29,215	540,839
Oil & Natural Gas Corp. Ltd.	885,605	2,426,326
Oil India Ltd.	99,632	498,376
Oracle Financial Services Software Ltd.	5,580	535,720
Page Industries Ltd.	1,783	991,317
PB Fintech Ltd.(a)	81,463	1,671,702
Persistent Systems Ltd.	28,549	1,668,431
Petronet LNG Ltd.	123,834	405,984
Phoenix Mills Ltd. (The)	50,475	851,813
PI Industries Ltd.	23,399	1,132,439
Pidilite Industries Ltd.	41,786	1,366,385
Polycab India Ltd.	11,997	929,757
Power Finance Corp. Ltd.	368,579	1,715,679
Power Grid Corp. of India Ltd.	1,171,677	3,873,292
Prestige Estates Projects Ltd.	39,694	733,387
Punjab National Bank	599,907	717,451
Rail Vikas Nigam Ltd.	107,469	423,764
REC Ltd.	329,885	1,478,649
Reliance Industries Ltd.	1,544,371	24,389,455
Samvardhana Motherson International Ltd.	1,021,906	1,124,754
SBI Cards & Payment Services Ltd.	62,760	578,461
SBI Life Insurance Co. Ltd.(c)	116,985	2,447,380
Shree Cement Ltd.	2,849	998,698
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Shriram Finance Ltd.	346,285	$2,480,125
Siemens Ltd.	22,438	772,569
Solar Industries India Ltd.	6,968	1,126,093
Sona Blw Precision Forgings Ltd.(c)	90,117	459,063
SRF Ltd.	40,714	1,408,599
State Bank of India	480,891	4,357,084
Sun Pharmaceutical Industries Ltd.	239,762	4,656,185
Sundaram Finance Ltd.	15,517	825,347
Supreme Industries Ltd.	16,086	786,328
Suzlon Energy Ltd.(a)	2,609,296	1,820,477
Tata Communications Ltd.	27,944	548,244
Tata Consultancy Services Ltd.	229,704	7,921,674
Tata Consumer Products Ltd.	164,736	2,011,611
Tata Elxsi Ltd.	10,900	755,191
Tata Motors Ltd.	509,077	3,847,942
Tata Power Co. Ltd. (The)	379,982	1,716,383
Tata Steel Ltd.	1,881,706	3,379,225
Tech Mahindra Ltd.	167,040	2,771,203
Thermax Ltd.	10,693	479,352
Titan Co. Ltd.	91,277	3,474,588
Torrent Pharmaceuticals Ltd.	25,884	1,101,767
Torrent Power Ltd.	43,092	639,896
Trent Ltd.	50,758	2,895,251
Tube Investments of India Ltd.	30,683	990,575
TVS Motor Co. Ltd.	77,472	2,467,591
UltraTech Cement Ltd.	27,643	3,848,841
Union Bank of India Ltd.	389,228	578,047
United Spirits Ltd.	46,793	714,417
UPL Ltd.	147,310	1,178,531
Varun Beverages Ltd.	339,771	2,019,367
Vedanta Ltd.	332,007	1,603,381
Vodafone Idea Ltd.(a)	6,159,975	483,634
Voltas Ltd.	62,624	945,204
Wipro Ltd.	650,673	1,830,315
Yes Bank Ltd.(a)	4,325,549	930,241
Zydus Lifesciences Ltd.	48,380	532,796
		388,316,084
Indonesia — 0.1%
Alamtri Resources Indonesia Tbk PT	4,744,900	531,890
Amman Mineral Internasional PT(a)	2,294,400	1,169,494
Astra International Tbk PT	6,165,600	1,905,913
Bank Central Asia Tbk PT	14,410,500	7,222,477
Bank Mandiri Persero Tbk PT	8,628,128	2,348,842
Bank Negara Indonesia Persero Tbk PT	4,582,876	1,111,387
Bank Rakyat Indonesia Persero Tbk PT	17,238,530	3,860,232
Barito Pacific Tbk PT	4,504,564	716,796
Chandra Asri Pacific Tbk PT	2,000,341	1,124,619
Charoen Pokphand Indonesia Tbk PT	2,389,745	714,234
GoTo Gojek Tokopedia Tbk PT(a)	254,810,900	1,001,318
Indofood Sukses Makmur Tbk PT	1,754,300	905,842
Kalbe Farma Tbk PT	6,437,900	556,816
Sumber Alfaria Trijaya Tbk PT	5,838,000	820,541
Telkom Indonesia Persero Tbk PT	12,084,600	2,121,995
United Tractors Tbk PT	455,306	667,168
		26,779,564
Ireland — 0.1%
AIB Group PLC	441,908	3,486,057
Bank of Ireland Group PLC	194,465	2,607,770
Kerry Group PLC, Class A	47,896	4,424,152
Kingspan Group PLC	33,294	2,763,131
Security	Shares	Value
Ireland (continued)
Ryanair Holdings PLC	219,865	$6,464,622
		19,745,732
Israel — 0.2%
Azrieli Group Ltd.	10,219	1,004,008
Bank Hapoalim BM	341,988	6,413,325
Bank Leumi Le-Israel BM	357,616	6,615,458
Check Point Software Technologies Ltd.(a)	22,337	4,159,149
CyberArk Software Ltd.(a)(b)	11,825	4,865,633
Elbit Systems Ltd.	7,049	3,251,932
ICL Group Ltd.	248,771	1,549,820
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	278,763	2,665,958
Mizrahi Tefahot Bank Ltd.	46,586	2,877,795
Monday.com Ltd.(a)(b)	9,852	2,584,081
Nice Ltd.(a)(b)	16,150	2,521,195
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	296,988	4,588,465
Wix.com Ltd.(a)	14,673	1,995,968
		45,092,791
Italy — 0.7%
Banca Mediolanum SpA	57,715	1,018,022
Banco BPM SpA	280,613	3,578,699
BPER Banca SpA	234,784	2,310,396
CNH Industrial NV	232,336	3,011,075
Davide Campari-Milano NV	179,095	1,233,575
DiaSorin SpA	6,732	658,154
Enel SpA	2,119,284	18,688,449
Eni SpA	577,337	9,853,603
Ferrari NV	32,364	14,191,850
FinecoBank Banca Fineco SpA	133,834	2,849,863
Generali	232,246	8,664,116
Infrastrutture Wireless Italiane SpA(c)	45,609	539,203
Intesa Sanpaolo SpA	3,919,601	23,616,612
Leonardo SpA	100,242	5,403,357
Mediobanca Banca di Credito Finanziario SpA	156,458	3,444,634
Moncler SpA	54,156	2,888,279
Nexi SpA(c)	135,023	771,013
Poste Italiane SpA(c)	96,250	2,079,472
Prysmian SpA	67,091	5,358,117
Recordati Industria Chimica e Farmaceutica SpA	32,062	1,838,874
Snam SpA	581,855	3,372,003
Stellantis NV	530,915	4,685,380
Telecom Italia SpA/Milano(a)	3,091,893	1,420,825
Tenaris SA	123,901	2,163,952
Terna - Rete Elettrica Nazionale	431,603	4,176,167
UniCredit SpA	363,304	26,729,643
Unipol Gruppo SpA	92,692	1,859,188
		156,404,521
Japan — 4.7%
Advantest Corp.	196,600	13,073,722
Aeon Co. Ltd.	182,500	5,829,566
AGC Inc.	50,400	1,516,771
Aisin Corp.	135,200	1,868,465
Ajinomoto Co. Inc.	238,400	6,307,212
ANA Holdings Inc.	37,000	686,075
Asahi Group Holdings Ltd.	355,700	4,512,438
Asahi Kasei Corp.	305,300	2,124,202
Asics Corp.	172,400	4,053,001
Astellas Pharma Inc.	452,100	4,687,653
Bandai Namco Holdings Inc.	154,400	4,992,820
Bridgestone Corp.	147,700	5,974,490
Canon Inc.	244,200	6,935,925
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Capcom Co. Ltd.	91,700	$2,334,291
Central Japan Railway Co.	186,500	4,347,721
Chiba Bank Ltd. (The)	122,000	1,137,126
Chubu Electric Power Co. Inc.	170,900	2,090,234
Chugai Pharmaceutical Co. Ltd.	173,700	8,326,645
Concordia Financial Group Ltd.	272,300	1,805,683
Dai Nippon Printing Co. Ltd.	115,600	1,780,177
Daifuku Co. Ltd.	85,100	2,154,408
Dai-ichi Life Holdings Inc.	904,000	7,152,613
Daiichi Sankyo Co. Ltd.	440,700	10,811,217
Daikin Industries Ltd.	68,600	8,434,765
Daito Trust Construction Co. Ltd.	12,700	1,300,196
Daiwa House Industry Co. Ltd.	143,200	4,734,322
Daiwa Securities Group Inc.	368,600	2,566,139
Denso Corp.	475,800	6,455,378
Dentsu Group Inc.	55,700	1,098,437
Disco Corp.	24,400	7,210,846
East Japan Railway Co.	230,800	4,947,005
Eisai Co. Ltd.	65,200	1,828,557
ENEOS Holdings Inc.	773,980	4,062,337
FANUC Corp.	240,300	6,689,219
Fast Retailing Co. Ltd.	49,800	15,190,479
Fuji Electric Co. Ltd.	34,100	1,695,390
FUJIFILM Holdings Corp.	282,600	5,861,752
Fujikura Ltd.	62,100	4,215,499
Fujitsu Ltd.	443,700	9,665,524
Hankyu Hanshin Holdings Inc.	61,500	1,602,791
Hikari Tsushin Inc.	5,400	1,451,837
Hitachi Ltd.	1,182,400	36,182,201
Honda Motor Co. Ltd.	1,080,600	11,187,347
Hoshizaki Corp.	30,300	1,037,556
Hoya Corp.	89,900	11,342,025
Hulic Co. Ltd.	124,800	1,190,305
Idemitsu Kosan Co. Ltd.	254,700	1,637,367
IHI Corp.	38,800	4,320,641
Inpex Corp.	254,600	3,625,186
Isuzu Motors Ltd.	170,200	2,181,285
ITOCHU Corp.	306,200	16,060,985
Japan Airlines Co. Ltd.	42,000	834,014
Japan Exchange Group Inc.	273,600	2,673,722
Japan Post Bank Co. Ltd.	468,700	5,231,298
Japan Post Holdings Co. Ltd.	460,700	4,266,389
Japan Post Insurance Co. Ltd.	50,200	1,285,351
Japan Tobacco Inc.	303,500	8,667,844
JFE Holdings Inc.	129,000	1,492,925
Kajima Corp.	119,200	2,986,038
Kansai Electric Power Co. Inc. (The)	240,000	2,881,545
Kao Corp.	120,200	5,408,572
Kawasaki Kisen Kaisha Ltd.	108,800	1,537,006
KDDI Corp.	792,000	12,997,988
Keyence Corp.	51,600	18,665,336
Kikkoman Corp.	172,700	1,517,163
Kirin Holdings Co. Ltd.	209,300	2,758,085
Kobe Bussan Co. Ltd.	45,000	1,198,319
Komatsu Ltd.	224,500	7,232,914
Konami Group Corp.	28,100	3,814,820
Kubota Corp.	254,700	2,856,269
Kyocera Corp.	329,600	3,890,719
Kyowa Kirin Co. Ltd.	55,800	952,484
Lasertec Corp.	22,100	2,226,546
LY Corp.	717,000	2,620,753
M3 Inc.	121,600	1,495,533
Security	Shares	Value
Japan (continued)
Makita Corp.	62,900	$1,947,266
Marubeni Corp.	365,700	7,487,245
MatsukiyoCocokara & Co.	85,400	1,753,662
MEIJI Holdings Co. Ltd.	53,300	1,077,778
Minebea Mitsumi Inc.	103,800	1,633,643
Mitsubishi Chemical Group Corp.	309,600	1,686,321
Mitsubishi Corp.	884,700	17,449,271
Mitsubishi Electric Corp.	499,700	11,239,370
Mitsubishi Estate Co. Ltd.	268,500	5,026,968
Mitsubishi HC Capital Inc.	179,700	1,328,276
Mitsubishi Heavy Industries Ltd.	830,200	19,822,185
Mitsubishi UFJ Financial Group Inc.	2,962,800	40,835,587
Mitsui & Co. Ltd.	631,600	12,857,253
Mitsui Fudosan Co. Ltd.	687,200	6,142,399
Mitsui OSK Lines Ltd.	89,600	3,011,661
Mizuho Financial Group Inc.	623,990	18,302,662
MonotaRO Co. Ltd.	75,300	1,340,861
MS&AD Insurance Group Holdings Inc.	340,100	7,266,598
Murata Manufacturing Co. Ltd.	426,300	6,345,082
NEC Corp.	316,000	9,074,216
Nexon Co. Ltd.	76,500	1,399,800
Nidec Corp.	216,200	4,148,073
Nintendo Co. Ltd.	283,400	23,686,255
Nippon Building Fund Inc.	2,164	1,985,097
Nippon Paint Holdings Co. Ltd.	259,400	2,199,073
Nippon Sanso Holdings Corp.	45,500	1,610,405
Nippon Steel Corp.	249,734	4,809,381
Nippon Yusen KK	118,400	4,152,261
Nissan Motor Co. Ltd.(a)	587,800	1,246,312
Nissin Foods Holdings Co. Ltd.	51,000	967,374
Nitori Holdings Co. Ltd.	24,000	2,032,482
Nitto Denko Corp.	197,900	4,095,323
Nomura Holdings Inc.	765,700	5,058,440
Nomura Research Institute Ltd.	101,200	4,004,526
NTT Inc.	7,734,100	7,810,369
Obayashi Corp.	180,700	2,660,854
Obic Co. Ltd.	88,200	3,140,147
Olympus Corp.	309,200	3,694,027
Omron Corp.	48,100	1,239,766
Ono Pharmaceutical Co. Ltd.	107,600	1,203,266
Oracle Corp./Japan	8,800	951,671
Oriental Land Co. Ltd./Japan	279,100	5,746,815
ORIX Corp.	301,500	6,772,607
Osaka Gas Co. Ltd.	98,100	2,482,061
Otsuka Corp.	61,600	1,167,145
Otsuka Holdings Co. Ltd.	113,600	5,408,462
Pan Pacific International Holdings Corp.	99,700	3,335,587
Panasonic Holdings Corp.	601,600	5,690,726
Rakuten Group Inc.(a)	391,300	1,979,866
Recruit Holdings Co. Ltd.	370,000	21,952,514
Renesas Electronics Corp.	442,400	5,380,935
Resona Holdings Inc.	533,200	4,854,254
Ricoh Co. Ltd.	145,800	1,278,446
Sanrio Co. Ltd.	47,200	1,936,717
SBI Holdings Inc.	76,130	2,828,067
SCREEN Holdings Co. Ltd.	21,100	1,646,009
SCSK Corp.	53,300	1,658,424
Secom Co. Ltd.	101,200	3,634,417
Sekisui Chemical Co. Ltd.	100,700	1,746,654
Sekisui House Ltd.	156,900	3,291,263
Seven & i Holdings Co. Ltd.	566,500	7,468,279
SG Holdings Co. Ltd.	86,200	956,338
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shimadzu Corp.	65,100	$1,441,097
Shimano Inc.	20,100	2,198,857
Shin-Etsu Chemical Co. Ltd.	462,600	13,312,196
Shionogi & Co. Ltd.	200,200	3,348,208
Shiseido Co. Ltd.	100,700	1,636,931
SMC Corp.	14,700	5,115,209
SoftBank Corp.	7,406,600	10,701,321
SoftBank Group Corp.	247,600	18,906,472
Sompo Holdings Inc.	228,400	6,734,837
Sony Group Corp.	1,581,600	38,042,699
Subaru Corp.	149,200	2,744,655
Sumitomo Corp.	271,600	6,942,029
Sumitomo Electric Industries Ltd.	188,800	4,685,013
Sumitomo Metal Mining Co. Ltd.	65,000	1,429,694
Sumitomo Mitsui Financial Group Inc.	947,400	23,899,684
Sumitomo Mitsui Trust Group Inc.	169,616	4,446,443
Sumitomo Realty & Development Co. Ltd.	73,400	2,681,241
Suntory Beverage & Food Ltd.	41,700	1,259,162
Suzuki Motor Corp.	387,400	4,256,586
Sysmex Corp.	123,800	2,011,236
T&D Holdings Inc.	113,300	2,766,641
Taisei Corp.	45,700	2,732,580
Takeda Pharmaceutical Co. Ltd.	407,034	11,181,135
TDK Corp.	503,700	6,136,542
Terumo Corp.	339,600	5,758,688
TIS Inc.	59,100	1,885,403
Toho Co. Ltd./Tokyo	32,900	2,075,766
Tokio Marine Holdings Inc.	483,800	19,425,969
Tokyo Electron Ltd.	116,100	18,457,425
Tokyo Gas Co. Ltd.	84,900	2,843,182
Tokyo Metro Co. Ltd.	91,200	982,711
Tokyu Corp.	129,400	1,456,619
Toppan Holdings Inc.	60,500	1,630,368
Toray Industries Inc.	370,800	2,536,218
Toyota Industries Corp.	42,200	4,512,555
Toyota Motor Corp.	2,444,500	43,481,792
Toyota Tsusho Corp.	170,200	3,900,701
Trend Micro Inc./Japan	32,900	2,006,190
Unicharm Corp.	291,600	2,017,040
West Japan Railway Co.	119,300	2,611,981
Yakult Honsha Co. Ltd.	69,600	1,119,692
Yamaha Motor Co. Ltd.	230,200	1,664,995
Yokogawa Electric Corp.	61,400	1,636,560
Zensho Holdings Co. Ltd.	24,800	1,305,061
ZOZO Inc.	121,400	1,201,783
		1,031,829,418
Kuwait — 0.1%
Boubyan Bank KSCP	490,442	1,129,386
Kuwait Finance House KSCP	2,811,896	7,404,356
Mabanee Co. KPSC	264,624	765,824
Mobile Telecommunications Co. KSCP	597,473	1,037,222
National Bank of Kuwait SAKP	1,942,228	6,647,812
		16,984,600
Malaysia — 0.1%
AMMB Holdings Bhd	642,300	758,932
Axiata Group Bhd	352,300	222,485
CELCOMDIGI Bhd	1,068,683	962,191
CIMB Group Holdings Bhd	2,077,900	3,176,312
Gamuda Bhd(b)	1,004,400	1,212,307
Genting Bhd(b)	650,700	476,113
Hong Leong Bank Bhd	198,400	882,005
Security	Shares	Value
Malaysia (continued)
IHH Healthcare Bhd	674,000	$1,050,903
Kuala Lumpur Kepong Bhd	85,500	392,518
Malayan Banking Bhd	1,573,900	3,461,667
Maxis Bhd	808,200	650,279
MISC Bhd	365,300	637,970
MR DIY Group M Bhd(c)	954,000	367,776
Nestle Malaysia Bhd	21,400	441,354
Petronas Chemicals Group Bhd	925,700	837,750
Petronas Gas Bhd	330,200	1,392,027
PPB Group Bhd(b)	169,400	373,971
Press Metal Aluminium Holdings Bhd	1,139,600	1,423,252
Public Bank Bhd	3,644,750	3,589,599
RHB Bank Bhd	406,400	583,465
SD Guthrie Bhd	336,100	375,449
Sunway Bhd	644,300	712,025
Telekom Malaysia Bhd(b)	404,400	638,454
Tenaga Nasional Bhd(b)	775,900	2,363,351
YTL Corp. Bhd	1,083,000	626,932
YTL Power International Bhd	1,011,840	964,315
		28,573,402
Mexico — 0.2%
Alfa SAB de CV, Class A	635,800	465,770
America Movil SAB de CV, Series B, Class B	4,696,510	4,239,680
Arca Continental SAB de CV	116,300	1,212,134
Cemex SAB de CV, NVS	3,883,254	3,390,257
Coca-Cola Femsa SAB de CV	124,900	1,035,614
Fibra Uno Administracion SA de CV	674,500	960,711
Fomento Economico Mexicano SAB de CV	529,800	4,782,944
Gruma SAB de CV, Class B	42,125	728,038
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	76,200	1,010,735
Grupo Aeroportuario del Pacifico SAB de CV, Class B	97,245	2,234,032
Grupo Aeroportuario del Sureste SAB de CV, Class B	49,365	1,496,363
Grupo Bimbo SAB de CV, Series A, Class A	349,800	1,015,004
Grupo Carso SAB de CV, Series A1, Class A1	186,400	1,329,255
Grupo Comercial Chedraui SA de CV(b)	69,900	566,203
Grupo Financiero Banorte SAB de CV, Class O	691,400	6,161,578
Grupo Financiero Inbursa SAB de CV, Class O	581,400	1,499,343
Grupo Mexico SAB de CV, Series B, Class B	887,628	5,556,321
Industrias Penoles SAB de CV(a)	54,400	1,433,893
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	571,991
Prologis Property Mexico SA de CV	261,150	981,614
Wal-Mart de Mexico SAB de CV	1,329,400	3,918,788
		44,590,268
Netherlands — 1.0%
ABN AMRO Bank NV, CVA(c)	117,604	3,399,747
Adyen NV(a)(c)	6,650	11,405,751
Aegon Ltd.	413,660	2,956,233
AerCap Holdings NV	51,455	5,518,549
Akzo Nobel NV	45,695	2,869,709
ASM International NV	12,032	5,824,173
ASML Holding NV	101,902	70,625,516
ASR Nederland NV	36,397	2,417,631
BE Semiconductor Industries NV	20,512	2,771,411
Coca-Cola Europacific Partners PLC	56,386	5,464,931
CVC Capital Partners PLC(c)	50,667	971,581
DSM-Firmenich AG	47,940	4,606,049
EXOR NV	20,474	1,973,210
Heineken Holding NV	35,834	2,418,476
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Heineken NV	72,797	$5,713,957
IMCD NV	13,621	1,493,007
ING Groep NV	831,697	19,383,054
InPost SA(a)	54,211	778,616
JBS NV(a)	105,262	1,452,616
JDE Peet's NV	35,172	1,043,028
Koninklijke Ahold Delhaize NV	229,784	9,075,641
Koninklijke KPN NV	966,234	4,316,648
Koninklijke Philips NV	215,083	5,616,964
NN Group NV	66,260	4,461,657
Prosus NV	336,208	19,206,130
Randstad NV(b)	28,404	1,350,026
Universal Music Group NV	289,728	8,334,574
Wolters Kluwer NV	61,825	9,629,795
		215,078,680
New Zealand — 0.0%
Auckland International Airport Ltd.	389,104	1,726,035
Contact Energy Ltd.	204,491	1,095,940
Fisher & Paykel Healthcare Corp. Ltd.	161,069	3,491,795
Infratil Ltd.	235,198	1,605,956
Meridian Energy Ltd.	262,386	881,058
		8,800,784
Norway — 0.1%
Aker BP ASA	92,438	2,223,745
DNB Bank ASA	238,937	6,045,042
Equinor ASA	209,042	5,369,781
Gjensidige Forsikring ASA	33,914	892,061
Kongsberg Gruppen ASA	117,151	3,500,838
Mowi ASA	100,818	1,877,986
Norsk Hydro ASA	386,397	2,290,171
Orkla ASA	219,222	2,305,345
Salmar ASA(b)	17,034	691,990
Telenor ASA	175,447	2,691,515
Yara International ASA	47,497	1,755,828
		29,644,302
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	50,469	858,478
Credicorp Ltd.	17,290	4,097,730
Southern Copper Corp.	24,503	2,307,202
		7,263,410
Philippines — 0.0%
Ayala Corp.	51,850	524,433
Ayala Land Inc.	2,321,800	992,002
Bank of the Philippine Islands	564,038	1,142,918
BDO Unibank Inc.	601,408	1,468,112
International Container Terminal Services Inc.	210,280	1,614,616
Jollibee Foods Corp.	179,700	667,485
Metropolitan Bank & Trust Co.	517,180	656,738
PLDT Inc.	16,515	372,979
SM Investments Corp.	70,920	992,084
SM Prime Holdings Inc.	3,103,125	1,234,175
		9,665,542
Poland — 0.1%
Allegro.eu SA (a)(c)	137,767	1,351,412
Bank Millennium SA(a)	156,427	608,379
Bank Polska Kasa Opieki SA	56,430	3,064,339
Budimex SA(b)	3,320	496,858
CCC SA(a)	13,916	715,016
CD Projekt SA(b)	16,970	1,133,423
Dino Polska SA(a)(c)	135,600	1,788,312
KGHM Polska Miedz SA(a)	42,973	1,452,884
Security	Shares	Value
Poland (continued)
LPP SA	303	$1,345,732
mBank SA(a)	2,468	583,591
ORLEN SA	137,091	3,052,809
PGE Polska Grupa Energetyczna SA(a)	176,011	566,711
Powszechna Kasa Oszczednosci Bank Polski SA	247,903	5,428,208
Powszechny Zaklad Ubezpieczen SA	160,269	2,686,265
Santander Bank Polska SA	9,521	1,388,340
Zabka Group SA(a)	77,131	426,116
		26,088,395
Portugal — 0.0%
Banco Espirito Santo SA, Registered,NVS(a)(d)(e)	3	—
EDP Renovaveis SA	78,080	916,714
EDP SA	802,179	3,467,307
Galp Energia SGPS SA	123,416	2,356,658
Jeronimo Martins SGPS SA	77,748	1,895,314
		8,635,993
Qatar — 0.1%
Al Rayan Bank	1,481,824	966,929
Commercial Bank PSQC (The)	900,003	1,207,407
Dukhan Bank	665,203	667,010
Industries Qatar QSC	453,827	1,654,649
Mesaieed Petrochemical Holding Co.	1,233,545	458,056
Ooredoo QPSC	424,424	1,566,729
Qatar Gas Transport Co. Ltd.	909,529	1,200,196
Qatar Islamic Bank QPSC	500,447	3,367,816
Qatar National Bank QPSC	1,161,521	5,968,871
		17,057,663
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	58
Mobile TeleSystems PJSC(a)(d)	482,206	60
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	61
PhosAgro PJSC(a)(d)	511	5
Polyus PJSC(a)(d)	97,810	1
Rosneft Oil Co. PJSC(a)(d)	352,530	44
Sberbank of Russia PJSC(a)(d)	2,557,600	315
Severstal PAO(a)(d)	47,814	6
TCS Group Holding PLC, GDR(a)(d)(e)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	3
		557
Saudi Arabia — 0.4%
ACWA Power Co.(a)	40,406	2,369,790
Ades Holding Co.	102,559	344,021
Al Rajhi Bank	509,876	12,856,048
Al Rajhi Co. for Co-operative Insurance(a)	7,054	223,063
Alinma Bank	375,928	2,585,074
Almarai Co. JSC	118,195	1,507,422
Arab National Bank	220,060	1,273,012
Arabian Internet & Communications Services Co.	5,210	330,994
Bank AlBilad	177,317	1,227,709
Bank Al-Jazira(a)	192,869	644,232
Banque Saudi Fransi	375,732	1,716,616
Bupa Arabia for Cooperative Insurance Co.	19,939	896,195
Co. for Cooperative Insurance (The)	17,265	617,483
Dar Al Arkan Real Estate Development Co.(a)	168,874	859,035
Dr Sulaiman Al Habib Medical Services Group Co.	21,563	1,506,088
Elm Co.	6,162	1,492,906
Etihad Etisalat Co.	106,307	1,734,422
Jabal Omar Development Co.(a)	149,230	794,320
Makkah Construction & Development Co.	25,302	559,853
Mouwasat Medical Services Co.	32,345	653,975
Riyad Bank	447,836	3,360,339
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
SABIC Agri-Nutrients Co.	67,858	$2,152,425
Sahara International Petrochemical Co.	101,323	482,921
SAL Saudi Logistics Services	6,161	282,455
Saudi Arabian Mining Co.(a)	385,145	5,324,840
Saudi Arabian Oil Co.(c)	1,524,677	9,865,651
Saudi Awwal Bank	255,381	2,201,363
Saudi Basic Industries Corp.	238,662	3,477,081
Saudi Electricity Co.	223,911	880,465
Saudi Industrial Investment Group	69,721	333,617
Saudi Investment Bank (The)	117,622	450,697
Saudi Kayan Petrochemical Co.(a)	195,819	238,172
Saudi National Bank (The)	797,572	7,959,045
Saudi Research & Media Group(a)	7,060	345,659
Saudi Tadawul Group Holding Co.	12,524	546,121
Saudi Telecom Co.	475,396	5,321,432
Yanbu National Petrochemical Co.	64,223	521,731
		77,936,272
Singapore — 0.4%
CapitaLand Ascendas REIT	1,147,279	2,456,470
CapitaLand Integrated Commercial Trust	1,774,720	2,996,544
CapitaLand Investment Ltd./Singapore	841,500	1,792,228
DBS Group Holdings Ltd.	564,860	20,732,887
Genting Singapore Ltd.	2,085,800	1,176,565
Grab Holdings Ltd., Class A(a)	573,363	2,803,745
Keppel Ltd.	428,900	2,786,493
Oversea-Chinese Banking Corp. Ltd.	835,100	10,822,193
Sea Ltd., ADR(a)	100,392	15,726,407
Sembcorp Industries Ltd.	272,400	1,619,714
Singapore Airlines Ltd.	318,200	1,662,011
Singapore Exchange Ltd.	176,600	2,165,399
Singapore Technologies Engineering Ltd.(b)	432,300	2,908,203
Singapore Telecommunications Ltd.	1,993,800	5,941,817
United Overseas Bank Ltd.	313,800	8,718,223
Wilmar International Ltd.(b)	425,000	961,927
Yangzijiang Shipbuilding Holdings Ltd.	597,800	1,172,542
		86,443,368
South Africa — 0.3%
Absa Group Ltd.	201,117	1,985,191
Anglogold Ashanti PLC	128,279	5,832,928
Aspen Pharmacare Holdings Ltd.	105,329	678,246
Bid Corp. Ltd.	102,906	2,587,302
Bidvest Group Ltd. (The)	85,142	1,107,594
Capitec Bank Holdings Ltd.	22,925	4,443,974
Clicks Group Ltd.	54,661	1,145,987
Discovery Ltd.	121,357	1,439,087
FirstRand Ltd.	1,271,306	5,398,674
Gold Fields Ltd.	240,979	5,876,736
Harmony Gold Mining Co. Ltd.	162,826	2,180,146
Impala Platinum Holdings Ltd.(a)	224,703	2,123,762
Kumba Iron Ore Ltd.	23,925	395,619
MTN Group Ltd.	447,978	3,765,266
Naspers Ltd., Class N	42,882	13,236,906
Nedbank Group Ltd.	144,762	1,975,351
NEPI Rockcastle NV	88,615	677,300
Old Mutual Ltd.	1,454,076	1,019,340
OUTsurance Group Ltd.	219,456	930,651
Pepkor Holdings Ltd.(c)	905,634	1,360,041
Reinet Investments SCA	31,273	903,876
Remgro Ltd.	98,028	893,109
Sanlam Ltd.	444,206	2,137,115
Sasol Ltd.(a)	159,553	820,756
Security	Shares	Value
South Africa (continued)
Shoprite Holdings Ltd.	126,891	$1,849,493
Standard Bank Group Ltd.	330,716	4,255,479
Valterra Platinum Ltd.	53,396	2,398,010
Vodacom Group Ltd.	119,982	916,056
Woolworths Holdings Ltd./South Africa	286,667	786,844
		73,120,839
South Korea — 1.1%
Alteogen Inc.(a)(b)	10,743	3,465,522
Amorepacific Corp.	8,146	784,973
Celltrion Inc.(b)	41,828	5,362,474
CJ CheilJedang Corp.(b)	2,527	455,025
Coway Co. Ltd.	17,915	1,397,292
DB Insurance Co. Ltd.	8,850	813,443
Doosan Bobcat Inc.	15,668	621,128
Doosan Enerbility Co. Ltd.(a)(b)	111,967	5,245,498
Ecopro BM Co. Ltd.(a)(b)	12,314	974,133
Ecopro Co. Ltd.	27,249	958,044
Hana Financial Group Inc.	79,783	4,877,860
Hanjin Kal Corp.(b)	6,952	543,858
Hankook Tire & Technology Co. Ltd.	18,903	602,953
Hanmi Semiconductor Co. Ltd.(b)	11,650	755,628
Hanwha Aerospace Co. Ltd.	8,646	6,168,507
Hanwha Ocean Co. Ltd.(a)	26,783	2,153,035
Hanwha Systems Co. Ltd.(b)	19,497	829,606
HD Hyundai Co. Ltd.	11,574	1,184,292
HD Hyundai Electric Co. Ltd.	6,083	2,164,709
HD Hyundai Heavy Industries Co. Ltd.(b)	5,270	1,849,556
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,720	3,011,831
HLB Inc.(a)(b)	35,231	1,214,987
HMM Co. Ltd.(b)	73,812	1,240,984
HYBE Co. Ltd.	4,578	850,875
Hyundai Glovis Co. Ltd.	11,446	1,209,077
Hyundai Mobis Co. Ltd.	16,676	3,518,963
Hyundai Motor Co.	36,714	5,585,201
Hyundai Rotem Co. Ltd.(b)	19,055	2,754,556
Industrial Bank of Korea	37,236	519,496
Kakao Corp.	88,425	3,667,724
KakaoBank Corp.	42,100	846,538
KB Financial Group Inc.	95,775	7,609,147
Kia Corp.	64,847	4,744,904
Korea Aerospace Industries Ltd.	24,015	1,626,301
Korea Electric Power Corp.	72,087	1,991,176
Korea Investment Holdings Co. Ltd.	10,808	1,106,458
Korea Zinc Co. Ltd.	1,853	1,062,292
Korean Air Lines Co. Ltd.	35,198	595,915
Krafton Inc.(a)	7,411	1,744,962
KT&G Corp.	30,018	2,813,401
LG Chem Ltd.	13,566	2,916,756
LG Corp.	25,388	1,441,397
LG Display Co. Ltd.(a)(b)	107,533	832,587
LG Electronics Inc.	28,902	1,599,704
LG Energy Solution Ltd.(a)(b)	11,825	3,232,529
LG H&H Co. Ltd.	2,907	658,948
LG Innotek Co. Ltd.	4,287	478,324
LG Uplus Corp.	30,970	326,009
LS Electric Co. Ltd.	4,461	984,599
Meritz Financial Group Inc.	23,957	1,989,571
Mirae Asset Securities Co. Ltd.(b)	64,379	878,719
NAVER Corp.	35,818	6,027,994
Orion Corp./Republic of Korea(b)	7,240	578,077
POSCO Future M Co. Ltd.(a)	9,256	941,606
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
POSCO Holdings Inc.	17,555	$3,860,507
Posco International Corp.(b)	13,678	478,226
Samsung Biologics Co. Ltd.(a)(c)	4,901	3,744,499
Samsung C&T Corp.	24,500	2,955,798
Samsung Electro-Mechanics Co. Ltd.	13,051	1,386,633
Samsung Electronics Co. Ltd.	1,212,541	61,795,865
Samsung Fire & Marine Insurance Co. Ltd.	7,882	2,488,263
Samsung Heavy Industries Co. Ltd.(a)	209,792	2,863,539
Samsung Life Insurance Co. Ltd.	20,252	1,828,035
Samsung SDI Co. Ltd.	15,883	2,279,149
Samsung SDS Co. Ltd.	9,873	1,131,129
Samyang Foods Co. Ltd.	1,077	1,112,901
Shinhan Financial Group Co. Ltd.	101,296	4,932,497
SK Biopharmaceuticals Co. Ltd.(a)	8,921	628,283
SK Hynix Inc.	140,517	27,234,416
SK Inc.	9,380	1,361,338
SK Innovation Co. Ltd.	15,163	1,173,182
SK Square Co. Ltd.(a)	25,893	2,788,944
SK Telecom Co. Ltd.	14,580	588,908
SKC Co. Ltd.(a)(b)	6,217	447,370
S-Oil Corp.(b)	11,194	504,928
Woori Financial Group Inc.	159,813	2,835,590
Yuhan Corp.	15,667	1,319,239
		241,548,383
Spain — 0.7%
Acciona SA	4,957	950,727
ACS Actividades de Construccion y Servicios SA	51,386	3,546,392
Aena SME SA(c)	165,190	4,448,254
Amadeus IT Group SA	111,808	8,977,484
Banco Bilbao Vizcaya Argentaria SA	1,523,663	25,412,042
Banco de Sabadell SA	1,325,853	4,893,591
Banco Santander SA	3,978,852	34,181,450
Bankinter SA	174,224	2,486,912
CaixaBank SA	1,045,008	9,831,754
Cellnex Telecom SA(c)	136,423	4,814,302
Endesa SA	80,430	2,326,792
Ferrovial SE	132,404	6,787,415
Grifols SA(a)	87,324	1,301,139
Iberdrola SA	1,553,140	27,298,481
Industria de Diseno Textil SA	267,710	12,787,710
International Consolidated Airlines Group SA, Class DI	321,018	1,609,349
Redeia Corp. SA	116,669	2,261,743
Repsol SA	326,389	4,948,629
Telefonica SA	1,011,901	5,222,211
		164,086,377
Sweden — 0.7%
AddTech AB, Class B	67,099	2,255,746
Alfa Laval AB	80,262	3,487,192
Assa Abloy AB, Class B	259,886	8,599,688
Atlas Copco AB, Class A	712,901	10,856,330
Atlas Copco AB, Class B	375,759	5,085,204
Beijer Ref AB, Class B	113,485	1,905,061
Boliden AB(a)	74,466	2,279,346
Epiroc AB, Class A	210,016	4,274,488
Epiroc AB, Class B	39,912	715,462
EQT AB	92,941	3,106,469
Essity AB, Class B	148,472	3,660,950
Evolution AB(c)	37,416	3,328,567
Fastighets AB Balder, Class B(a)	186,118	1,256,686
H & M Hennes & Mauritz AB, Class B	148,546	2,001,158
Security	Shares	Value
Sweden (continued)
Hexagon AB, Class B	540,592	$5,940,067
Holmen AB, Class B	24,032	893,188
Industrivarden AB, Class A	16,252	601,290
Industrivarden AB, Class C	48,250	1,781,856
Indutrade AB	67,327	1,634,996
Investment AB Latour, Class B	39,962	1,020,197
Investor AB, Class B	453,488	13,141,864
L E Lundbergforetagen AB, Class B	16,751	817,066
Lifco AB, Class B	71,500	2,546,907
Nibe Industrier AB, Class B	386,089	1,781,573
Nordea Bank Abp	838,280	12,231,999
Saab AB, Class B	84,438	4,592,918
Sagax AB, Class B	57,164	1,209,912
Sandvik AB	270,126	6,590,982
Securitas AB, Class B	122,768	1,822,041
Skandinaviska Enskilda Banken AB, Class A	415,826	7,273,847
Skanska AB, Class B	83,093	1,938,268
SKF AB, Class B	93,006	2,166,336
Svenska Cellulosa AB SCA, Class B	172,151	2,158,971
Svenska Handelsbanken AB, Class A	368,295	4,487,445
Swedbank AB, Class A	219,427	5,842,908
Swedish Orphan Biovitrum AB(a)	48,029	1,320,629
Tele2 AB, Class B	129,607	2,003,091
Telefonaktiebolaget LM Ericsson, Class B	726,929	5,280,107
Telia Co. AB	642,068	2,267,598
Trelleborg AB, Class B	48,628	1,766,888
Volvo AB, Class B	400,576	11,504,457
		157,429,748
Switzerland — 2.1%
ABB Ltd., Registered	409,765	26,756,872
Alcon AG	127,301	11,160,220
Amrize Ltd.(a)	127,504	6,445,447
Avolta AG, Registered	24,763	1,287,268
Baloise Holding AG, Registered	11,134	2,668,429
Banque Cantonale Vaudoise, Registered	8,778	1,015,828
Barry Callebaut AG, Registered(b)	848	1,032,693
BeOne Medicines Ltd.(a)	200,534	4,559,022
BKW AG	5,428	1,211,923
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	253	3,721,774
Chocoladefabriken Lindt & Spruengli AG, Registered	30	4,386,667
Cie Financiere Richemont SA, Class A, Registered	138,198	22,564,441
EMS-Chemie Holding AG, Registered	1,756	1,381,605
Galderma Group AG	29,353	4,523,829
Geberit AG, Registered	9,174	7,028,186
Givaudan SA, Registered	2,380	9,949,226
Helvetia Holding AG, Registered	8,981	2,159,764
Holcim AG	133,342	10,634,014
Julius Baer Group Ltd.	58,517	3,959,510
Kuehne + Nagel International AG, Registered	12,858	2,621,475
Logitech International SA, Registered	42,154	3,908,808
Lonza Group AG, Registered	18,970	13,221,500
Nestle SA, Registered	675,067	58,985,372
Novartis AG, Registered	490,205	55,827,999
Partners Group Holding AG	5,890	7,917,906
Roche Holding AG, Bearer	7,757	2,577,923
Roche Holding AG, NVS	181,494	56,639,382
Sandoz Group AG	106,787	6,107,030
Schindler Holding AG, Participation Certificates, NVS	9,167	3,315,116
Schindler Holding AG, Registered	7,210	2,528,758
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
SGS SA	40,018	$4,066,364
SIG Group AG	72,135	1,167,056
Sika AG, Registered	39,029	9,210,045
Sonova Holding AG, Registered	13,097	3,565,108
Straumann Holding AG	26,962	3,285,046
Swatch Group AG (The), Bearer(b)	7,376	1,304,499
Swiss Life Holding AG, Registered	8,008	8,294,667
Swiss Prime Site AG, Registered	25,228	3,489,252
Swiss Re AG	76,824	13,751,600
Swisscom AG, Registered	6,620	4,599,803
Temenos AG, Registered	17,894	1,600,522
UBS Group AG, Registered	856,362	31,825,844
VAT Group AG(c)	7,142	2,501,047
Zurich Insurance Group AG	37,680	25,701,761
		454,460,601
Taiwan — 2.0%
Accton Technology Corp.	141,000	4,164,320
Acer Inc.	851,000	909,175
Advantech Co. Ltd.	131,312	1,460,694
Airtac International Group	35,393	1,006,630
Alchip Technologies Ltd.	21,000	2,684,576
ASE Technology Holding Co. Ltd.	848,873	4,116,512
Asia Cement Corp.	754,000	1,019,233
Asia Vital Components Co. Ltd.	93,000	2,826,666
Asustek Computer Inc.	190,000	4,170,767
AUO Corp.	1,790,400	713,781
Catcher Technology Co. Ltd.	155,000	1,094,629
Cathay Financial Holding Co. Ltd.	2,544,264	5,156,806
Chailease Holding Co. Ltd.	332,066	1,281,991
Chang Hwa Commercial Bank Ltd.	1,682,159	1,039,017
Cheng Shin Rubber Industry Co. Ltd.	413,000	552,464
China Airlines Ltd.	853,000	584,508
China Steel Corp.	3,051,305	1,981,524
Chunghwa Telecom Co. Ltd.	934,140	4,036,679
Compal Electronics Inc.	1,142,000	1,117,564
CTBC Financial Holding Co. Ltd.	4,416,142	6,068,206
Delta Electronics Inc.	506,000	9,532,077
E Ink Holdings Inc.	213,000	1,450,362
E.Sun Financial Holding Co. Ltd.	3,720,244	3,978,776
Eclat Textile Co. Ltd.	82,000	1,096,859
Elite Material Co. Ltd.	82,690	3,031,135
eMemory Technology Inc.	18,000	1,218,502
Eva Airways Corp.	729,000	919,196
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,992,866
Far Eastern New Century Corp.	778,000	745,669
Far EasTone Telecommunications Co. Ltd.	445,000	1,213,693
Feng TAY Enterprise Co. Ltd.	152,096	601,484
First Financial Holding Co. Ltd.	2,803,670	2,769,561
Formosa Chemicals & Fibre Corp.	993,000	953,642
Formosa Plastics Corp.	1,079,160	1,535,098
Fortune Electric Co. Ltd.	50,270	1,106,392
Fubon Financial Holding Co. Ltd.	2,101,210	5,767,126
Gigabyte Technology Co. Ltd.	134,000	1,215,736
Global Unichip Corp.	24,000	961,134
Globalwafers Co. Ltd.	71,000	805,922
Hon Hai Precision Industry Co. Ltd.	3,209,000	18,870,459
Hotai Motor Co. Ltd.	78,000	1,434,859
Hua Nan Financial Holdings Co. Ltd.	2,278,062	2,182,816
Innolux Corp.	2,247,798	862,099
International Games System Co. Ltd.	67,000	1,751,895
Inventec Corp.	706,000	1,042,709
Jentech Precision Industrial Co. Ltd.	24,000	1,141,861
Security	Shares	Value
Taiwan (continued)
KGI Financial Holding Co. Ltd.	4,163,000	$2,108,790
Largan Precision Co. Ltd.	28,000	2,196,128
Lite-On Technology Corp.	632,000	2,498,609
Lotes Co. Ltd.	26,000	1,215,757
MediaTek Inc.	396,000	17,932,688
Mega Financial Holding Co. Ltd.	3,066,973	4,362,755
Micro-Star International Co. Ltd.	208,000	993,684
Nan Ya Plastics Corp.	1,243,830	1,696,456
Nien Made Enterprise Co. Ltd.	46,000	656,637
Novatek Microelectronics Corp.	161,000	2,544,392
Pegatron Corp.	533,000	1,418,937
PharmaEssentia Corp.(a)	74,000	1,221,679
Pou Chen Corp.	575,000	540,735
President Chain Store Corp.	103,000	882,656
Quanta Computer Inc.	711,000	6,622,366
Realtek Semiconductor Corp.	124,000	2,370,987
Ruentex Development Co. Ltd.	445,600	444,810
Shanghai Commercial & Savings Bank Ltd. (The)	1,045,851	1,501,470
Silergy Corp.	100,000	1,075,658
SinoPac Financial Holdings Co. Ltd.	2,847,034	2,349,113
Synnex Technology International Corp.	325,000	720,257
Taishin Financial Holding Co. Ltd.	5,192,433	2,833,953
Taiwan Business Bank	1,780,000	956,385
Taiwan Cooperative Financial Holding Co. Ltd.	3,156,131	2,678,761
Taiwan High Speed Rail Corp.	789,000	719,054
Taiwan Mobile Co. Ltd.	358,000	1,262,057
Taiwan Semiconductor Manufacturing Co. Ltd.	6,345,000	244,277,757
TCC Group Holdings Co. Ltd.	1,699,227	1,378,365
Unimicron Technology Corp.	388,000	1,761,246
Uni-President Enterprises Corp.	1,233,600	3,255,795
United Microelectronics Corp.	2,972,000	4,118,220
Vanguard International Semiconductor Corp.	342,737	1,062,180
Voltronic Power Technology Corp.	20,000	785,591
Wan Hai Lines Ltd.	234,600	693,809
Wistron Corp.	750,000	3,052,396
Wiwynn Corp.	29,000	2,646,730
WPG Holdings Ltd.	415,000	919,542
Yageo Corp.	117,586	2,066,179
Yang Ming Marine Transport Corp.	525,000	1,065,074
Yuanta Financial Holding Co. Ltd.	2,647,297	2,745,995
Zhen Ding Technology Holding Ltd.	198,000	825,792
		448,627,115
Thailand — 0.1%
Advanced Info Service PCL, NVDR	367,900	3,268,700
Airports of Thailand PCL, NVDR(b)	1,636,600	2,045,209
Bangkok Dusit Medical Services PCL, NVDR	3,307,100	2,176,004
Central Pattana PCL, NVDR(b)	1,008,200	1,606,891
Charoen Pokphand Foods PCL, NVDR	1,540,400	1,074,303
CP ALL PCL, NVDR(b)	1,861,100	2,688,988
CP Axtra PCL(b)	917,691	577,179
Delta Electronics Thailand PCL, NVDR(b)	891,200	3,944,876
Gulf Development PCL(a)(b)	1,162,976	1,671,938
PTT Exploration & Production PCL, NVDR(b)	558,700	2,150,843
PTT PCL, NVDR(b)	2,554,000	2,596,839
Siam Cement PCL (The), NVDR(b)	234,400	1,439,509
True Corp. PCL, NVDR(a)	3,093,090	981,338
		26,222,617
Turkey — 0.1%
Akbank TAS	854,694	1,417,047
Aselsan Elektronik Sanayi Ve Ticaret A/S	435,627	2,003,566
BIM Birlesik Magazalar A/S	134,200	1,753,751
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Coca-Cola Icecek A/S	242,284	$302,387
Eregli Demir ve Celik Fabrikalari TAS	897,332	588,463
Ford Otomotiv Sanayi AS	141,790	331,886
Haci Omer Sabanci Holding AS	236,744	554,665
KOC Holding AS	174,031	766,673
Pegasus Hava Tasimaciligi AS(a)	60,235	373,096
Sasa Polyester Sanayi AS(a)	6,253,149	479,846
Turk Hava Yollari AO	145,429	1,029,584
Turkcell Iletisim Hizmetleri AS	381,536	874,705
Turkiye Is Bankasi AS, Class C	2,065,879	752,064
Turkiye Petrol Rafinerileri AS	265,058	1,101,219
Turkiye Sise ve Cam Fabrikalari AS(b)	403,394	364,357
Yapi ve Kredi Bankasi A/S(a)	721,997	597,107
		13,290,416
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	735,753	3,255,776
Abu Dhabi Islamic Bank PJSC	368,706	2,420,906
Abu Dhabi National Oil Co. for Distribution PJSC	774,855	782,650
ADNOC Drilling Co. PJSC	587,411	933,960
Adnoc Gas PLC	1,586,953	1,437,694
Aldar Properties PJSC	1,040,800	2,689,568
Americana Restaurants International PLC - Foreign Co.	933,838	546,617
Dubai Electricity & Water Authority PJSC	1,550,138	1,167,173
Dubai Islamic Bank PJSC	715,845	1,941,416
Emaar Development PJSC	257,029	1,048,920
Emaar Properties PJSC	1,713,870	7,097,651
Emirates NBD Bank PJSC	614,944	4,478,499
Emirates Telecommunications Group Co. PJSC	902,981	4,656,201
First Abu Dhabi Bank PJSC	1,174,949	5,747,963
Multiply Group PJSC(a)	851,375	636,064
Salik Co. PJSC	484,030	842,412
		39,683,470
United Kingdom — 3.3%
3i Group PLC	257,794	14,086,410
Admiral Group PLC	51,793	2,334,646
Anglo American PLC, NVS	278,060	7,824,078
Antofagasta PLC	113,069	2,788,463
Ashtead Group PLC	121,392	8,110,359
Associated British Foods PLC	89,650	2,595,859
AstraZeneca PLC	400,785	58,471,179
Auto Trader Group PLC(c)	265,482	2,930,865
Aviva PLC	790,403	6,753,206
BAE Systems PLC	799,913	19,086,417
Barclays PLC	3,938,349	19,250,721
Barratt Redrow PLC	265,451	1,307,200
BP PLC	4,143,439	22,209,993
British American Tobacco PLC	518,731	27,792,220
BT Group PLC	1,738,211	4,747,118
Bunzl PLC	82,294	2,442,277
Centrica PLC	1,159,886	2,521,305
Coca-Cola HBC AG, Class DI	61,558	3,199,304
Compass Group PLC	426,270	14,978,898
Croda International PLC	27,243	937,640
DCC PLC	23,190	1,452,414
Diageo PLC	557,780	13,519,218
Entain PLC	154,040	2,068,560
Experian PLC	239,867	12,638,767
Glencore PLC	2,580,662	10,357,026
GSK PLC	1,028,484	18,917,916
Haleon PLC	2,207,950	10,356,761
Security	Shares	Value
United Kingdom (continued)
Halma PLC	82,682	$3,537,838
Hikma Pharmaceuticals PLC	32,996	852,856
HSBC Holdings PLC	4,636,028	56,480,594
Imperial Brands PLC	212,408	8,279,532
Informa PLC	284,320	3,251,210
InterContinental Hotels Group PLC	36,411	4,188,726
Intertek Group PLC	45,865	2,982,141
J Sainsbury PLC	499,899	1,998,892
JD Sports Fashion PLC	573,150	643,353
Kingfisher PLC	586,521	2,085,553
Land Securities Group PLC	217,717	1,655,725
Legal & General Group PLC	1,554,714	5,259,699
Lloyds Banking Group PLC	16,210,499	16,623,017
London Stock Exchange Group PLC	122,885	14,979,063
M&G PLC	556,348	1,914,891
Marks & Spencer Group PLC	517,296	2,375,728
Melrose Industries PLC	325,691	2,198,945
Mondi PLC	68,915	931,609
National Grid PLC	1,264,537	17,769,362
NatWest Group PLC	1,977,821	13,729,194
Next PLC	31,926	5,182,260
NMC Health PLC, NVS(a)(d)	19,275	—
Pearson PLC	186,160	2,632,480
Phoenix Group Holdings PLC	181,465	1,586,924
Prudential PLC	700,489	8,886,527
Reckitt Benckiser Group PLC	173,573	13,008,560
RELX PLC	492,616	25,596,857
Rentokil Initial PLC	635,568	3,170,496
Rio Tinto PLC	302,076	17,991,460
Rolls-Royce Holdings PLC	2,174,657	30,864,843
Sage Group PLC (The)	237,376	3,811,463
Schroders PLC	112,784	579,726
Segro PLC	324,177	2,762,874
Severn Trent PLC	83,737	2,936,431
Shell PLC	1,574,811	56,587,845
Smith & Nephew PLC	232,371	3,551,313
Smiths Group PLC	81,742	2,532,054
Spirax Group PLC	15,737	1,315,120
SSE PLC	262,994	6,446,569
Standard Chartered PLC	543,790	9,748,501
Tesco PLC	1,791,728	10,066,682
Unilever PLC	635,253	36,857,663
United Utilities Group PLC	124,348	1,856,248
Vodafone Group PLC	6,069,004	6,579,994
Whitbread PLC	40,506	1,627,158
Wise PLC, Class A(a)	154,594	2,065,218
WPP PLC	324,963	1,759,475
		715,421,489
United States — 65.0%
3M Co.	138,840	20,717,705
Abbott Laboratories	447,999	56,532,994
AbbVie Inc.	456,791	86,342,635
Accenture PLC, Class A	161,520	43,141,992
Adobe Inc.(a)	109,593	39,200,320
Advanced Micro Devices Inc.(a)	420,034	74,056,195
AECOM	35,270	3,976,340
Aflac Inc.	136,045	13,517,431
Agilent Technologies Inc.	75,876	8,711,324
Air Products and Chemicals Inc.	57,080	16,432,190
Airbnb Inc., Class A(a)	113,408	15,016,353
Akamai Technologies Inc.(a)	38,514	2,939,003
Albertsons Companies Inc., Class A	86,713	1,666,624
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Alexandria Real Estate Equities Inc.	43,539	$3,327,686
Align Technology Inc.(a)	18,412	2,375,332
Allegion PLC	23,602	3,916,044
Alliant Energy Corp.	71,476	4,646,655
Allstate Corp. (The)	68,106	13,842,544
Alnylam Pharmaceuticals Inc.(a)	33,832	13,270,264
Alphabet Inc., Class A	1,508,362	289,454,668
Alphabet Inc., Class C, NVS	1,290,895	248,962,010
Altria Group Inc.	430,860	26,687,468
Amazon.com Inc.(a)	2,468,855	577,983,644
Amcor PLC	597,496	5,586,588
Ameren Corp.	69,042	6,982,217
American Electric Power Co. Inc.	137,244	15,527,786
American Express Co.	145,649	43,594,202
American Financial Group Inc./OH	20,084	2,508,492
American Homes 4 Rent, Class A	85,184	2,955,033
American International Group Inc.	149,201	11,582,474
American Tower Corp.	120,688	25,150,172
American Water Works Co. Inc.	50,374	7,064,450
Ameriprise Financial Inc.	25,235	13,076,525
AMETEK Inc.	59,078	10,920,568
Amgen Inc.	138,794	40,958,109
Amphenol Corp., Class A	312,832	33,319,736
Analog Devices Inc.	128,057	28,765,444
Annaly Capital Management Inc.	154,522	3,141,432
Aon PLC, Class A	50,139	17,834,944
Apollo Global Management Inc.	102,654	14,917,679
Apple Inc.	3,885,444	806,501,611
Applied Materials Inc.	209,532	37,728,332
AppLovin Corp., Class A(a)	60,296	23,557,647
Aptiv PLC(a)	58,752	4,032,737
Arch Capital Group Ltd.	95,973	8,259,436
Archer-Daniels-Midland Co.	122,042	6,612,236
Ares Management Corp., Class A	52,293	9,701,920
Arista Networks Inc.(a)	276,675	34,091,893
Arthur J Gallagher & Co.	66,651	19,145,500
AT&T Inc.	1,851,827	50,758,578
Atlassian Corp., Class A(a)	41,439	7,947,171
Atmos Energy Corp.	40,751	6,353,896
Autodesk Inc.(a)	55,455	16,808,965
Automatic Data Processing Inc.	105,093	32,526,283
AutoZone Inc.(a)	4,413	16,629,861
AvalonBay Communities Inc.	37,812	7,043,619
Avantor Inc.(a)	173,130	2,326,867
Avery Dennison Corp.	22,222	3,728,185
Axon Enterprise Inc.(a)	18,934	14,304,448
Baker Hughes Co., Class A	257,550	11,602,627
Ball Corp.	67,551	3,867,970
Bank of America Corp.	1,869,595	88,375,756
Bank of New York Mellon Corp. (The)	185,191	18,787,627
Baxter International Inc.	127,264	2,769,265
Becton Dickinson & Co.	75,115	13,389,249
Bentley Systems Inc., Class B	44,268	2,566,659
Berkshire Hathaway Inc., Class B(a)	346,333	163,427,616
Best Buy Co. Inc.	53,426	3,475,896
Biogen Inc.(a)	36,971	4,732,288
BioMarin Pharmaceutical Inc.(a)	48,697	2,817,121
Blackrock Inc.(f)	38,216	42,267,278
Blackstone Inc.	187,439	32,419,449
Block Inc.(a)	144,297	11,148,386
Boeing Co. (The)(a)	194,532	43,154,979
Booking Holdings Inc.	8,451	46,514,811
Security	Shares	Value
United States (continued)
Booz Allen Hamilton Holding Corp., Class A	34,923	$3,748,286
Boston Scientific Corp.(a)	380,582	39,930,663
Bristol-Myers Squibb Co.	524,140	22,700,503
Broadcom Inc.	1,154,986	339,219,388
Broadridge Financial Solutions Inc.	29,983	7,421,092
Brown & Brown Inc.	75,946	6,939,186
Brown-Forman Corp., Class B	43,403	1,252,177
Builders FirstSource Inc.(a)	31,044	3,946,624
Bunge Global SA	35,183	2,806,196
Burlington Stores Inc.(a)	16,586	4,527,315
BXP Inc.	37,758	2,470,506
Cadence Design Systems Inc.(a)	70,941	25,862,960
Camden Property Trust	28,889	3,154,679
Capital One Financial Corp.	164,656	35,401,040
Cardinal Health Inc.	64,126	9,953,638
Carlisle Companies Inc.	10,985	3,896,489
Carlyle Group Inc. (The)	58,692	3,560,257
Carnival Corp.(a)	261,556	7,786,522
Carrier Global Corp.	198,793	13,641,176
Carvana Co., Class A(a)	30,877	12,047,279
Caterpillar Inc.	123,069	53,906,683
Cboe Global Markets Inc.	26,549	6,399,371
CBRE Group Inc., Class A(a)	80,046	12,466,364
CDW Corp.	33,723	5,880,617
Cencora Inc.	47,830	13,683,206
Centene Corp.(a)	124,113	3,235,626
CenterPoint Energy Inc.	176,311	6,844,393
CF Industries Holdings Inc.	41,974	3,896,446
CH Robinson Worldwide Inc.	30,410	3,506,881
Charles Schwab Corp. (The)	444,687	43,459,261
Charter Communications Inc., Class A(a)(b)	24,237	6,528,478
Cheniere Energy Inc.	56,337	13,288,772
Chevron Corp.	506,987	76,879,509
Chipotle Mexican Grill Inc., Class A(a)	354,421	15,197,572
Chubb Ltd.	98,538	26,215,050
Church & Dwight Co. Inc.	62,401	5,851,342
Cigna Group (The)	69,220	18,508,044
Cincinnati Financial Corp.	40,225	5,933,590
Cintas Corp.	92,906	20,676,230
Cisco Systems Inc.	1,024,952	69,778,732
Citigroup Inc.	484,829	45,428,477
Citizens Financial Group Inc.	122,861	5,862,927
Clorox Co. (The)	32,724	4,108,825
Cloudflare Inc., Class A(a)	78,681	16,340,470
CME Group Inc.	93,333	25,972,707
CMS Energy Corp.	72,246	5,331,755
Coca-Cola Co. (The)	1,056,535	71,728,161
Cognizant Technology Solutions Corp., Class A	127,934	9,180,544
Coinbase Global Inc., Class A(a)	51,390	19,413,086
Colgate-Palmolive Co.	199,855	16,757,842
Comcast Corp., Class A	965,148	32,071,868
Conagra Brands Inc.	125,723	2,295,702
ConocoPhillips	328,611	31,329,773
Consolidated Edison Inc.	90,896	9,407,736
Constellation Brands Inc., Class A	41,798	6,981,938
Constellation Energy Corp.	81,076	28,201,476
Cooper Companies Inc. (The)(a)	52,510	3,711,932
Copart Inc.(a)	235,754	10,686,729
Corning Inc.	207,509	13,122,869
Corpay Inc.(a)	17,711	5,721,539
Corteva Inc.	176,453	12,727,555
CoStar Group Inc.(a)	108,599	10,337,539
Schedule of Investments
18

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Costco Wholesale Corp.	114,455	$107,546,496
Coterra Energy Inc.	191,748	4,676,734
CRH PLC	177,125	16,906,581
Crowdstrike Holdings Inc., Class A(a)	63,635	28,926,562
Crown Castle Inc.	111,402	11,707,236
Crown Holdings Inc.	31,352	3,115,135
CSX Corp.	491,300	17,460,802
Cummins Inc.	35,601	13,087,640
CVS Health Corp.	331,438	20,582,300
Danaher Corp.	167,282	32,981,319
Darden Restaurants Inc.	29,585	5,966,407
Datadog Inc., Class A(a)	72,940	10,210,141
DaVita Inc.(a)	13,651	1,916,191
Deckers Outdoor Corp.(a)	41,236	4,378,026
Deere & Co.	66,438	34,838,094
Dell Technologies Inc., Class C	83,076	11,023,354
Delta Air Lines Inc.	39,642	2,109,351
Devon Energy Corp.	159,052	5,283,707
Dexcom Inc.(a)	103,473	8,357,514
Diamondback Energy Inc.	49,234	7,319,126
Dick's Sporting Goods Inc.	15,233	3,221,932
Digital Realty Trust Inc.	86,826	15,319,579
DocuSign Inc., Class A(a)	53,430	4,041,445
Dollar General Corp.	56,542	5,931,256
Dollar Tree Inc.(a)	52,249	5,932,874
Dominion Energy Inc.	214,731	12,551,027
Domino's Pizza Inc.	9,094	4,212,432
DoorDash Inc., Class A(a)	91,975	23,016,744
Dover Corp.	36,780	6,662,329
Dow Inc.	179,569	4,182,162
DR Horton Inc.	71,867	10,265,482
DraftKings Inc., Class A (a)	114,200	5,143,568
DTE Energy Co.	52,794	7,307,218
Duke Energy Corp.	197,542	24,029,009
DuPont de Nemours Inc.	108,788	7,821,857
Dynatrace Inc.(a)	75,945	3,995,466
Eaton Corp. PLC	100,786	38,774,390
eBay Inc.	119,180	10,934,765
Ecolab Inc.	66,544	17,418,557
Edison International	98,187	5,117,506
Edwards Lifesciences Corp.(a)	154,140	12,224,843
Electronic Arts Inc.	65,046	9,918,865
Elevance Health Inc.	58,071	16,438,739
Eli Lilly & Co.	208,243	154,114,397
EMCOR Group Inc.	11,732	7,361,713
Emerson Electric Co.	146,004	21,245,042
Entegris Inc.	39,071	3,065,511
Entergy Corp.	108,299	9,793,479
EOG Resources Inc.	140,226	16,829,925
EQT Corp.	150,588	8,094,105
Equifax Inc.	32,060	7,701,774
Equinix Inc.	25,087	19,697,560
Equitable Holdings Inc.	81,535	4,186,822
Equity LifeStyle Properties Inc.	49,219	2,949,202
Equity Residential	88,754	5,609,253
Erie Indemnity Co., Class A, NVS	6,654	2,370,421
Essential Utilities Inc.	68,814	2,532,355
Essex Property Trust Inc.	17,808	4,633,285
Estee Lauder Companies Inc. (The), Class A	60,444	5,641,843
Everest Group Ltd.	10,540	3,539,332
Evergy Inc.	60,694	4,297,135
Eversource Energy	96,925	6,406,743
Security	Shares	Value
United States (continued)
Exelon Corp.	259,331	$11,654,335
Expand Energy Corp.	52,856	5,538,252
Expedia Group Inc.	33,114	5,967,805
Expeditors International of Washington Inc.	36,536	4,246,945
Extra Space Storage Inc.	55,288	7,428,496
Exxon Mobil Corp.	1,118,483	124,867,442
F5 Inc.(a)	15,745	4,934,798
FactSet Research Systems Inc.	9,956	4,011,272
Fair Isaac Corp.(a)	6,355	9,130,356
Fastenal Co.	299,440	13,813,167
FedEx Corp.	59,773	13,358,668
Ferguson Enterprises Inc.	52,660	11,760,558
Fidelity National Financial Inc.	71,807	4,052,069
Fidelity National Information Services Inc.	135,748	10,779,749
Fifth Third Bancorp	171,525	7,130,294
First Citizens BancShares Inc./NC, Class A	2,653	5,292,098
First Solar Inc.(a)	26,093	4,559,230
FirstEnergy Corp.	141,558	6,045,942
Fiserv Inc.(a)	144,080	20,018,475
Flutter Entertainment PLC, Class DI(a)	45,882	13,868,293
Ford Motor Co.	989,259	10,951,097
Fortinet Inc.(a)	169,049	16,887,995
Fortive Corp.	87,378	4,188,028
Fox Corp., Class A, NVS	56,915	3,173,580
Fox Corp., Class B	36,569	1,870,139
Freeport-McMoRan Inc.	367,437	14,785,665
Gaming and Leisure Properties Inc.	66,977	3,052,812
Garmin Ltd.	40,781	8,921,252
Gartner Inc.(a)	19,620	6,644,313
GE HealthCare Technologies Inc., NVS(a)	115,903	8,266,202
GE Vernova Inc.	70,504	46,553,086
Gen Digital Inc.	148,800	4,388,112
General Dynamics Corp.	57,437	17,897,944
General Electric Co.	276,178	74,866,332
General Mills Inc.	143,704	7,038,622
General Motors Co.	255,149	13,609,648
Genuine Parts Co.	36,682	4,727,576
Gilead Sciences Inc.	323,044	36,274,611
Global Payments Inc.	65,478	5,234,966
GoDaddy Inc., Class A(a)	36,549	5,905,587
Goldman Sachs Group Inc. (The)	81,179	58,740,313
Graco Inc.	44,119	3,705,114
Halliburton Co.	223,453	5,005,347
Hartford Insurance Group Inc. (The)	74,980	9,326,762
HCA Healthcare Inc.	47,011	16,641,424
Healthpeak Properties Inc.	177,587	3,008,324
HEICO Corp.	12,664	4,138,595
HEICO Corp., Class A	19,249	4,967,974
Hershey Co. (The)	37,639	7,005,747
Hewlett Packard Enterprise Co.	335,041	6,931,998
Hilton Worldwide Holdings Inc.	60,513	16,222,325
Hologic Inc.(a)	63,357	4,233,515
Home Depot Inc. (The)	255,921	94,053,527
Honeywell International Inc.	167,750	37,299,212
Hormel Foods Corp.	75,205	2,112,508
Howmet Aerospace Inc.	97,944	17,607,393
HP Inc.	249,475	6,186,980
Hubbell Inc., Class B	13,518	5,913,855
HubSpot Inc.(a)	12,597	6,546,031
Humana Inc.	31,069	7,763,211
Huntington Bancshares Inc./Ohio	394,010	6,473,584
Hyatt Hotels Corp., Class A	10,035	1,414,634
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
IDEX Corp.	20,938	$3,423,572
IDEXX Laboratories Inc.(a)	21,488	11,481,253
Illinois Tool Works Inc.	70,739	18,107,062
Illumina Inc.(a)	40,899	4,200,736
Incyte Corp.(a)	44,718	3,348,931
Ingersoll Rand Inc.(b)	107,523	9,099,671
Insulet Corp.(a)	18,425	5,313,770
Intel Corp.	1,123,759	22,250,428
Interactive Brokers Group Inc., Class A	112,250	7,359,110
Intercontinental Exchange Inc.	148,466	27,440,971
International Business Machines Corp.	239,225	60,559,809
International Flavors & Fragrances Inc.	66,210	4,702,896
International Paper Co.	125,801	5,879,939
Intuit Inc.	72,467	56,896,016
Intuitive Surgical Inc.(a)	92,496	44,498,901
Invitation Homes Inc.	150,492	4,612,580
IQVIA Holdings Inc.(a)	44,204	8,215,755
Iron Mountain Inc.	76,891	7,486,108
J.M. Smucker Co. (The)	25,864	2,776,242
Jabil Inc.	27,250	6,081,383
Jack Henry & Associates Inc.	19,119	3,246,693
Jacobs Solutions Inc.	31,426	4,458,407
JB Hunt Transport Services Inc.	21,878	3,151,526
Johnson & Johnson	622,443	102,541,260
Johnson Controls International PLC	174,263	18,297,615
JPMorgan Chase & Co.	722,683	214,087,612
Kellanova	69,573	5,554,013
Kenvue Inc.	503,003	10,784,384
Keurig Dr Pepper Inc.	323,231	10,553,492
KeyCorp	231,270	4,144,358
Keysight Technologies Inc.(a)	44,631	7,315,467
Kimberly-Clark Corp.	85,790	10,691,150
Kimco Realty Corp.	172,552	3,663,279
Kinder Morgan Inc.	516,433	14,491,110
KKR & Co. Inc.	162,193	23,774,250
KLA Corp.	34,491	30,318,624
Kraft Heinz Co. (The)	229,688	6,307,232
Kroger Co. (The)	162,054	11,359,985
L3Harris Technologies Inc.	48,288	13,270,508
Labcorp Holdings Inc.	21,682	5,639,055
Lam Research Corp.	334,465	31,720,661
Las Vegas Sands Corp.	89,868	4,709,083
Leidos Holdings Inc.	33,660	5,373,819
Lennar Corp., Class A	62,513	7,012,708
Lennox International Inc.	8,321	5,067,489
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	51,660	5,184,081
Linde PLC	122,423	56,346,410
Live Nation Entertainment Inc.(a)	42,111	6,219,795
LKQ Corp.	70,452	2,076,220
Lockheed Martin Corp.	54,118	22,782,596
Loews Corp.	47,766	4,324,734
Lowe's Companies Inc.	144,735	32,358,404
LPL Financial Holdings Inc.	20,166	7,980,291
Lululemon Athletica Inc.(a)	28,420	5,699,063
LyondellBasell Industries NV, Class A	64,979	3,764,233
M&T Bank Corp.	43,874	8,279,024
Marathon Petroleum Corp.	81,544	13,877,973
Markel Group Inc.(a)	3,395	6,818,145
Marriott International Inc./MD, Class A	60,973	16,086,507
Marsh & McLennan Companies Inc.	127,625	25,422,900
Martin Marietta Materials Inc.	15,823	9,096,326
Security	Shares	Value
United States (continued)
Marvell Technology Inc.	225,719	$18,141,036
Masco Corp.	57,917	3,945,885
Mastercard Inc., Class A	210,069	118,997,786
McCormick & Co. Inc./MD, NVS	63,064	4,454,210
McDonald's Corp.	184,649	55,407,625
McKesson Corp.	32,122	22,277,892
Medtronic PLC	329,005	29,689,411
MercadoLibre Inc.(a)	11,828	28,078,371
Merck & Co. Inc.	648,977	50,698,083
Meta Platforms Inc., Class A	566,289	437,990,564
MetLife Inc.	145,680	11,064,396
Mettler-Toledo International Inc.(a)	5,472	6,750,697
Microchip Technology Inc.	138,731	9,376,828
Micron Technology Inc.(b)	288,265	31,461,242
Microsoft Corp.	1,826,335	974,349,722
MicroStrategy Inc., Class A(a)(b)	64,538	25,935,241
Mid-America Apartment Communities Inc.	29,732	4,234,729
Molina Healthcare Inc.(a)	15,067	2,378,627
Molson Coors Beverage Co., Class B	48,852	2,380,069
Mondelez International Inc., Class A	331,628	21,453,015
MongoDB Inc., Class A(a)	20,600	4,900,534
Monolithic Power Systems Inc.	12,556	8,930,329
Monster Beverage Corp.(a)	188,614	11,081,072
Moody's Corp.	42,493	21,914,915
Morgan Stanley	314,667	44,827,461
Motorola Solutions Inc.	43,511	19,100,459
MSCI Inc., Class A	20,329	11,411,887
Nasdaq Inc.	112,723	10,846,207
Natera Inc.(a)	31,988	4,275,516
NetApp Inc.	52,610	5,478,279
Netflix Inc.(a)	110,456	128,062,686
Neurocrine Biosciences Inc.(a)	27,191	3,486,702
Newmont Corp.	287,102	17,829,034
News Corp., Class A, NVS	101,672	2,981,023
NextEra Energy Inc.	529,725	37,642,258
Nike Inc., Class B	306,776	22,913,099
NiSource Inc.	108,489	4,605,358
Nordson Corp.	12,808	2,743,602
Norfolk Southern Corp.	58,040	16,135,120
Northern Trust Corp.	50,695	6,590,350
Northrop Grumman Corp.	34,835	20,086,209
NRG Energy Inc.	51,809	8,662,465
Nucor Corp.	60,838	8,704,093
Nutanix Inc., Class A(a)	65,063	4,890,786
Nvidia Corp.	6,310,107	1,122,378,732
NVR Inc.(a)	797	6,016,944
NXP Semiconductors NV	65,602	14,023,740
Occidental Petroleum Corp.	182,148	8,003,583
Okta Inc.(a)	42,693	4,175,375
Old Dominion Freight Line Inc.	49,282	7,355,338
Omnicom Group Inc.	52,307	3,768,719
ON Semiconductor Corp.(a)	110,469	6,226,033
ONEOK Inc.	160,476	13,176,684
Oracle Corp.	434,602	110,288,950
O'Reilly Automotive Inc.(a)	223,677	21,991,923
Otis Worldwide Corp.	103,339	8,855,119
Owens Corning	23,156	3,228,641
PACCAR Inc.	134,035	13,237,297
Packaging Corp. of America	22,495	4,358,406
Palantir Technologies Inc., Class A(a)	553,266	87,609,671
Palo Alto Networks Inc.(a)(b)	170,555	29,608,348
Parker-Hannifin Corp.	33,429	24,466,685
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Paychex Inc.	82,410	$11,894,235
Paycom Software Inc.	12,687	2,937,548
PayPal Holdings Inc.(a)	240,751	16,554,039
Pentair PLC	46,939	4,797,166
PepsiCo Inc.	354,744	48,926,292
Pfizer Inc.	1,464,665	34,112,048
PG&E Corp.	564,031	7,907,715
Philip Morris International Inc.	400,521	65,705,470
Phillips 66	103,971	12,848,736
Pinterest Inc., Class A(a)	153,723	5,933,708
PNC Financial Services Group Inc. (The)	102,286	19,461,957
Pool Corp.	10,050	3,096,807
PPG Industries Inc.	58,701	6,192,956
PPL Corp.	190,995	6,816,612
Principal Financial Group Inc.	61,277	4,769,189
Procter & Gamble Co. (The)	605,222	91,067,754
Progressive Corp. (The)	151,064	36,563,531
Prologis Inc.	239,855	25,611,717
Prudential Financial Inc.	91,833	9,512,062
PTC Inc.(a)	30,398	6,529,794
Public Service Enterprise Group Inc.	125,157	11,237,847
Public Storage	40,413	10,989,911
PulteGroup Inc.	49,892	5,633,805
Pure Storage Inc., Class A(a)	82,408	4,904,924
Qualcomm Inc.	287,282	42,161,506
Quanta Services Inc.	37,789	15,347,247
Quest Diagnostics Inc.	29,235	4,894,231
Raymond James Financial Inc.	50,191	8,388,422
Realty Income Corp.	230,830	12,956,488
Reddit Inc., Class A(a)	17,713	2,844,531
Regency Centers Corp.	43,422	3,100,331
Regeneron Pharmaceuticals Inc.	27,500	15,000,150
Regions Financial Corp.	241,619	6,120,209
Reliance Inc.	14,926	4,330,480
Republic Services Inc., Class A	56,481	13,027,343
ResMed Inc.	37,888	10,303,263
Revvity Inc.(b)	33,394	2,935,333
Rivian Automotive Inc., Class A(a)(b)	209,540	2,696,780
Robinhood Markets Inc., Class A(a)	190,961	19,678,531
ROBLOX Corp., Class A(a)	141,806	19,539,449
Rockwell Automation Inc.	29,130	10,245,312
Rollins Inc.	75,890	4,346,220
Roper Technologies Inc.	27,362	15,060,045
Ross Stores Inc.	85,827	11,718,819
Royal Caribbean Cruises Ltd.	65,140	20,706,052
Royalty Pharma PLC, Class A	100,039	3,681,435
RPM International Inc.	32,958	3,869,599
RTX Corp.	342,428	53,956,380
S&P Global Inc.	81,190	44,743,809
Salesforce Inc.	247,685	63,984,466
Samsara Inc., Class A(a)	70,043	2,663,735
SBA Communications Corp., Class A	28,970	6,510,138
Schlumberger NV	387,911	13,111,392
Seagate Technology Holdings PLC	54,260	8,519,363
Sempra	163,379	13,344,797
ServiceNow Inc.(a)	53,359	50,323,940
Sherwin-Williams Co. (The)	62,078	20,540,369
Simon Property Group Inc.	85,405	13,988,485
Smurfit WestRock PLC	138,781	6,159,101
Snap Inc., Class A, NVS(a)(b)	270,150	2,547,515
Snap-on Inc.	14,128	4,537,772
Snowflake Inc., Class A(a)	81,562	18,229,107
Security	Shares	Value
United States (continued)
Solventum Corp.(a)	38,635	$2,756,994
Southern Co. (The)	281,624	26,607,836
Spotify Technology SA(a)	39,520	24,760,861
SS&C Technologies Holdings Inc.	55,386	4,734,395
Starbucks Corp.	291,581	25,997,362
State Street Corp.	75,646	8,453,440
Steel Dynamics Inc.	35,905	4,580,042
STERIS PLC	25,440	5,761,906
Stryker Corp.	88,572	34,784,882
Sun Communities Inc.	34,575	4,288,337
Super Micro Computer Inc.(a)(b)	135,663	8,000,047
Synchrony Financial	100,467	6,999,536
Synopsys Inc.(a)	47,352	29,996,071
Sysco Corp.	126,514	10,070,514
T Rowe Price Group Inc.	56,171	5,698,548
Take-Two Interactive Software Inc.(a)	45,375	10,106,374
Targa Resources Corp.	56,496	9,401,499
Target Corp.	118,442	11,903,421
TE Connectivity PLC	78,577	16,167,218
Teledyne Technologies Inc.(a)	11,734	6,465,669
Teradyne Inc.	41,676	4,477,253
Tesla Inc.(a)	748,378	230,702,486
Texas Instruments Inc.	235,476	42,635,285
Texas Pacific Land Corp.	5,084	4,921,973
Textron Inc.	42,501	3,305,303
The Campbell's Co.	54,519	1,740,246
Thermo Fisher Scientific Inc.	97,025	45,376,652
TJX Companies Inc. (The)	285,582	35,563,526
T-Mobile U.S. Inc.	117,668	28,053,228
Toast Inc., Class A(a)	121,257	5,922,192
Tractor Supply Co.	141,589	8,063,494
Trade Desk Inc. (The), Class A(a)	115,942	10,082,316
Tradeweb Markets Inc., Class A	29,974	4,152,898
Trane Technologies PLC	58,629	25,684,192
TransDigm Group Inc.	14,534	23,377,358
TransUnion	51,631	4,914,755
Travelers Companies Inc. (The)	58,318	15,176,676
Trimble Inc.(a)	66,549	5,582,796
Truist Financial Corp.	347,881	15,205,879
Twilio Inc., Class A(a)	40,884	5,274,036
Tyler Technologies Inc.(a)	10,733	6,274,082
Tyson Foods Inc., Class A	70,765	3,701,010
U.S. Bancorp	402,330	18,088,757
Uber Technologies Inc.(a)	485,768	42,626,142
UDR Inc.	82,709	3,249,637
U-Haul Holding Co.	20,687	1,075,724
Ulta Beauty Inc.(a)	12,414	6,393,334
Union Pacific Corp.	153,741	34,125,890
United Airlines Holdings Inc.(a)	19,012	1,678,950
United Parcel Service Inc., Class B	188,470	16,238,575
United Rentals Inc.	16,592	14,649,740
United Therapeutics Corp.(a)	11,048	3,034,886
UnitedHealth Group Inc.	236,247	58,957,801
Universal Health Services Inc., Class B	15,799	2,629,744
Valero Energy Corp.	83,111	11,411,971
Veeva Systems Inc., Class A(a)	39,288	11,165,650
Ventas Inc.	109,339	7,345,394
Veralto Corp.	62,954	6,599,468
VeriSign Inc.	22,096	5,940,952
Verisk Analytics Inc., Class A	37,210	10,370,799
Verizon Communications Inc.	1,085,446	46,413,671
Vertex Pharmaceuticals Inc.(a)	66,752	30,496,986
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Vertiv Holdings Co., Class A	92,766	$13,506,730
VICI Properties Inc., Class A	260,132	8,480,303
Visa Inc., Class A	444,846	153,680,948
Vistra Corp.	89,945	18,757,130
Vulcan Materials Co.	33,629	9,236,877
W R Berkley Corp.	79,050	5,439,431
Walmart Inc.	1,138,181	111,518,974
Walt Disney Co. (The)	465,019	55,388,413
Warner Bros Discovery Inc.(a)	593,961	7,822,466
Waste Connections Inc.(b)	67,745	12,645,959
Waste Management Inc.	102,981	23,599,126
Waters Corp.(a)	15,104	4,361,431
Watsco Inc.	8,881	4,004,265
WEC Energy Group Inc.	82,216	8,968,121
Wells Fargo & Co.	840,746	67,789,350
Welltower Inc.	165,850	27,376,859
West Pharmaceutical Services Inc.	18,604	4,451,193
Western Digital Corp.	86,950	6,842,095
Westinghouse Air Brake Technologies Corp.	45,842	8,803,956
Weyerhaeuser Co.	178,624	4,474,531
Williams Companies Inc. (The)	317,041	19,006,608
Williams-Sonoma Inc.	33,817	6,325,470
Willis Towers Watson PLC	26,965	8,515,817
Workday Inc., Class A(a)	55,335	12,692,742
WP Carey Inc.	59,868	3,841,131
WW Grainger Inc.	11,671	12,132,471
Xcel Energy Inc.	146,746	10,777,026
Xylem Inc./New York	62,984	9,108,746
Yum! Brands Inc.	70,909	10,221,532
Zebra Technologies Corp., Class A(a)	12,926	4,382,173
Zillow Group Inc., Class C (a)	41,556	3,305,780
Zimmer Biomet Holdings Inc.	51,954	4,761,584
Zoetis Inc.	113,088	16,487,100
Zoom Video Communications Inc., Class A(a)	61,739	4,571,773
Zscaler Inc.(a)	25,726	7,346,317
		14,315,501,600
Total Common Stocks — 99.5% (Cost: $14,675,859,819)		21,923,916,611
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,505,062	4,174,195
Cia Energetica de Minas Gerais, Preference Shares, NVS	619,587	1,143,009
Cia Paranaense de Energia - Copel, Preference Shares, NVS	271,393	574,818
Gerdau SA, Preference Shares, NVS	365,868	1,100,306
Itau Unibanco Holding SA, Preference Shares, NVS	1,392,942	8,746,389
Itausa SA, Preference Shares, NVS	1,542,620	2,851,321
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	1,266,772	7,384,064
		25,974,102
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	36,887	1,356,605
Colombia — 0.0%
Grupo Cibest SA, Preference Shares	158,477	1,734,041
Security	Shares	Value
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	17,254	$1,508,437
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	29,257	1,483,519
Henkel AG & Co. KGaA, Preference Shares, NVS	42,131	3,246,577
Porsche Automobil Holding SE, Preference Shares, NVS	36,306	1,457,108
Sartorius AG, Preference Shares, NVS	6,936	1,477,033
Volkswagen AG, Preference Shares, NVS	54,569	5,706,046
		14,878,720
South Korea — 0.0%
Hyundai Motor Co.
Preference Shares, NVS	2,113	244,625
Series 2, Preference Shares, NVS	7,519	889,847
Samsung Electronics Co. Ltd., Preference Shares, NVS	218,279	8,987,517
		10,121,989
Total Preferred Stocks — 0.2% (Cost: $51,513,696)		54,065,457
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,990	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $14,727,373,515)		21,977,982,068
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	174,733,986	174,803,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	26,220,000	26,220,000
Total Short-Term Securities — 0.9% (Cost: $200,962,300)		201,023,880
Total Investments — 100.6% (Cost: $14,928,335,815)		22,179,005,948
Liabilities in Excess of Other Assets — (0.6)%		(142,612,425)
Net Assets — 100.0%		$22,036,393,523

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
22

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$132,771,016	$42,040,594 (a)	$—	$47,039	$(54,769)	$174,803,880	174,733,986	$730,352 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	26,220,000 (a)	—	—	—	26,220,000	26,220,000	1,332,392	—
BlackRock Inc.	31,631,132	3,155,744	(1,521,681)	832,510	8,169,573	42,267,278	38,216	762,635	—
				$879,549	$8,114,804	$243,291,158		$2,825,379	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	93	09/19/25	$12,153	$(102,292)
MSCI Emerging Markets Index	91	09/19/25	5,634	88,348
S&P 500 E-Mini Index	107	09/19/25	34,102	1,114,794
				$1,100,850
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,203,142	$—	$—	$—	$1,203,142
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$102,292	$—	$—	$—	$102,292

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$7,098,073	$—	$—	$—	$7,098,073
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$925,263	$—	$—	$—	$925,263
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$49,262,916
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,239,343,803	$6,684,572,251	$557	$21,923,916,611
Preferred Stocks	29,064,748	25,000,709	—	54,065,457
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	201,023,880	—	—	201,023,880
	$15,469,432,431	$6,709,572,960	$557	$22,179,005,948
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,203,142	$—	$—	$1,203,142
Liabilities
Equity Contracts	(102,292)	—	—	(102,292)
	$1,100,850	$—	$—	$1,100,850

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
24

Schedule of Investments
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
ANZ Group Holdings Ltd.	48,624	$954,173
Aristocrat Leisure Ltd.	14,421	645,727
ASX Ltd.	2,589	116,050
Brambles Ltd.	47,096	720,542
CAR Group Ltd.	11,690	284,529
Cochlear Ltd.	1,996	407,489
Commonwealth Bank of Australia	16,837	1,911,496
Computershare Ltd.	22,573	607,652
CSL Ltd.	7,530	1,302,571
Goodman Group	44,066	985,248
Macquarie Group Ltd.	3,865	535,246
National Australia Bank Ltd.	24,437	606,444
Pro Medicus Ltd.(a)	1,669	342,737
REA Group Ltd.	719	109,526
Scentre Group	350,744	839,414
Sonic Healthcare Ltd.	21,832	385,528
Suncorp Group Ltd.	19,710	264,208
Telstra Group Ltd.	168,885	538,250
Transurban Group	146,555	1,296,986
Vicinity Ltd.	222,775	350,759
Westpac Banking Corp.	52,094	1,124,716
WiseTech Global Ltd.	3,777	286,071
Xero Ltd.(b)	3,630	418,033
		15,033,395
Austria — 0.1%
Erste Group Bank AG	1,103	100,862
Verbund AG	13,519	1,006,618
		1,107,480
Belgium — 0.3%
Ageas SA	8,490	577,254
Anheuser-Busch InBev SA	7,146	410,843
Argenx SE(b)	393	263,950
Elia Group SA, Class B	3,936	454,109
Sofina SA	2,692	824,350
UCB SA	1,652	354,940
		2,885,446
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	15,240	34,238
Banco do Brasil SA	206,166	725,321
BB Seguridade Participacoes SA	53,076	319,430
Caixa Seguridade Participacoes S/A	18,544	45,635
Engie Brasil Energia SA	19,865	141,656
Equatorial Energia SA	76,753	466,997
NU Holdings Ltd./Cayman Islands, Class A(b)	40,279	492,209
Rede D'Or Sao Luiz SA(c)	41,508	240,914
Telefonica Brasil SA	19,358	108,828
TIM SA/Brazil	42,700	157,927
TOTVS SA	8,475	66,004
XP Inc., Class A	4,099	66,158
		2,865,317
Canada — 3.0%
Agnico Eagle Mines Ltd.	7,317	908,341
Alamos Gold Inc., Class A	23,778	577,804
Bank of Montreal	7,739	854,217
Bank of Nova Scotia (The)	11,329	630,306
BCE Inc.	17,280	403,067
Brookfield Renewable Corp.	20,767	759,428
CAE Inc.(b)	22,730	648,140
Canadian Imperial Bank of Commerce	9,151	654,030
Security	Shares	Value
Canada (continued)
Canadian National Railway Co.	6,757	$630,933
Canadian Pacific Kansas City Ltd.	14,032	1,031,943
CGI Inc.	2,297	221,444
Constellation Software Inc./Canada	285	983,242
Dollarama Inc.	9,269	1,266,862
Element Fleet Management Corp.	17,904	465,690
Fairfax Financial Holdings Ltd.	351	620,826
Franco-Nevada Corp.	6,838	1,089,263
Hydro One Ltd.(c)	45,426	1,606,433
Ivanhoe Mines Ltd., Class A(a)(b)	179,821	1,402,905
Manulife Financial Corp.	42,906	1,327,497
Open Text Corp.	10,240	301,376
Power Corp. of Canada	9,966	401,632
Quebecor Inc., Class B	11,677	328,500
RB Global Inc.(a)	3,068	332,197
Restaurant Brands International Inc.	7,338	497,921
Rogers Communications Inc., Class B, NVS	49,157	1,641,878
Royal Bank of Canada	21,279	2,730,365
Shopify Inc., Class A(b)	13,248	1,619,381
Stantec Inc.	5,127	560,433
Sun Life Financial Inc.	1,190	72,554
TC Energy Corp.	18,971	905,832
TELUS Corp.	10,530	169,623
Thomson Reuters Corp.	5,615	1,126,890
TMX Group Ltd.	1,655	67,294
Toronto-Dominion Bank (The)	21,851	1,591,515
Wheaton Precious Metals Corp.	22,860	2,090,661
WSP Global Inc.	2,199	452,782
		30,973,205
Chile — 0.0%
Banco de Chile	266,100	36,656
Banco de Credito e Inversiones SA	383	15,200
Falabella SA	13,448	67,060
		118,916
China — 3.5%
Alibaba Group Holding Ltd.	201,768	3,033,535
Alibaba Health Information Technology Ltd.(a)(b)	258,000	159,996
Anhui Gujing Distillery Co. Ltd., Class B	8,400	113,846
ANTA Sports Products Ltd.	6,200	71,164
Autohome Inc., ADR	4,293	116,297
Baidu Inc., Class A(b)	38,840	424,961
Bank of Beijing Co. Ltd., Class A	245,700	219,708
Bank of Changsha Co. Ltd., Class A	56,200	76,939
Bank of Chengdu Co. Ltd., Class A	200	512
Bank of Jiangsu Co. Ltd., Class A	148,600	232,720
Bank of Nanjing Co. Ltd., Class A	141,400	224,975
Bank of Ningbo Co. Ltd., Class A	39,900	153,990
Bank of Shanghai Co. Ltd., Class A	201,600	285,882
Bank of Suzhou Co. Ltd., Class A	47,500	56,208
Beijing Enterprises Water Group Ltd.	80,000	27,378
BOC Aviation Ltd.(c)	54,200	492,405
CCOOP Group Co. Ltd., Class A(b)	262,000	83,630
CGN Power Co. Ltd., Class H(c)	1,312,000	492,882
China CITIC Bank Corp. Ltd., Class H	903,000	838,997
China Construction Bank Corp., Class H	671,000	686,301
China Everbright Bank Co. Ltd., Class H	754,000	354,316
China Galaxy Securities Co. Ltd., Class H	155,795	210,543
China International Capital Corp. Ltd., Class H(c)	51,200	130,009
China Life Insurance Co. Ltd., Class H	369,000	1,065,897
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	82,565	128,372
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Merchants Port Holdings Co. Ltd.	294,000	$579,011
China Minsheng Banking Corp. Ltd., Class H	1,197,500	720,762
China National Nuclear Power Co. Ltd., Class A	219,198	279,238
China Oilfield Services Ltd., Class H	428,000	380,119
China Pacific Insurance Group Co. Ltd., Class H	122,200	492,150
China Taiping Insurance Holdings Co. Ltd.	172,000	382,184
China Three Gorges Renewables Group Co. Ltd., Class A	76,800	46,105
China Tower Corp. Ltd., Class H(c)	148,284	207,496
China Yangtze Power Co. Ltd., Class A	218,700	844,656
Chongqing Rural Commercial Bank Co. Ltd., Class H	199,000	157,835
Chow Tai Fook Jewellery Group Ltd.	26,400	44,090
CITIC Securities Co. Ltd., Class H	48,000	168,652
Cosco Shipping Energy Transportation Co. Ltd., Class A	50,900	70,894
Eastroc Beverage Group Co. Ltd., Class A	3,100	120,871
Far East Horizon Ltd.	485,000	494,268
Focus Media Information Technology Co. Ltd., Class A	1,400	1,453
Giant Biogene Holding Co. Ltd.(c)	19,800	141,189
Guotai Haitong Securities Co. Ltd., Class H(c)	253,400	547,022
H World Group Ltd., ADR	4,589	143,269
Huaneng Lancang River Hydropower Inc., Class A	78,300	100,828
Huatai Securities Co. Ltd., Class H(c)	72,000	165,713
Huaxia Bank Co. Ltd., Class A	191,400	210,863
Industrial Bank Co. Ltd., Class A	112,698	353,319
JD Health International Inc.(b)(c)	85,300	545,446
Jiangsu Expressway Co. Ltd., Class H	292,000	358,050
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,500	168,167
Kanzhun Ltd., ADR(b)	1,907	36,157
Kingsoft Corp. Ltd.	3,200	14,551
Kuaishou Technology(b)(c)	41,200	402,279
Kuang-Chi Technologies Co. Ltd., Class A	32,800	185,357
Kweichow Moutai Co. Ltd., Class A	1,500	295,196
Li Auto Inc., Class A(b)	58,480	765,603
Luzhou Laojiao Co. Ltd., Class A	11,700	199,131
Meituan, Class B(b)(c)	33,400	515,280
MINISO Group Holding Ltd.	15,800	75,209
NARI Technology Co. Ltd., Class A	116,400	352,967
NetEase Inc.	27,200	711,069
New China Life Insurance Co. Ltd., Class H	126,800	811,382
New Oriental Education & Technology Group Inc.	43,500	192,909
NIO Inc., Class A(a)(b)	18,774	89,858
Nongfu Spring Co. Ltd., Class H(a)(c)	48,200	278,482
PDD Holdings Inc., ADR(b)	9,947	1,128,487
People's Insurance Co. Group of China Ltd. (The), Class H	566,151	434,956
Ping An Bank Co. Ltd., Class A	178,600	302,679
Ping An Insurance Group Co. of China Ltd., Class H	245,500	1,685,446
Shanghai Baosight Software Co. Ltd., Class B	174,900	240,410
Shanghai International Airport Co. Ltd., Class A	7,800	34,759
Shanghai Rural Commercial Bank Co. Ltd., Class A	155,400	195,896
Shanjin International Gold Co. Ltd., Class A	38,400	95,838
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,000	24,788
Shenzhen Inovance Technology Co. Ltd., Class A	8,300	72,611
Sichuan Chuantou Energy Co. Ltd., Class A	72,200	156,067
Smoore International Holdings Ltd.(c)	35,000	94,374
TAL Education Group, ADR(b)	12,751	139,496
Tencent Holdings Ltd.	82,200	5,755,003
Tencent Music Entertainment Group, ADR	850	17,842
TravelSky Technology Ltd., Class H	166,000	263,920
Trip.com Group Ltd.	5,300	329,037
Security	Shares	Value
China (continued)
Wuliangye Yibin Co. Ltd., Class A	13,100	$219,793
WuXi AppTec Co. Ltd., Class H(c)	7,100	94,708
Wuxi Biologics Cayman Inc.(b)(c)	64,500	262,259
Xiaomi Corp., Class B(b)(c)	115,600	777,751
XPeng Inc., Class A(b)	29,900	272,090
Yifeng Pharmacy Chain Co. Ltd., Class A	17,900	58,723
Zhejiang Expressway Co. Ltd., Class H	402,720	383,715
Zhejiang NHU Co. Ltd., Class A	45,000	139,607
		35,510,798
Colombia — 0.0%
Interconexion Electrica SA ESP	107,918	541,428
Denmark — 0.3%
Danske Bank A/S	17,183	681,675
DSV A/S	2,544	570,072
Novo Nordisk A/S, Class B	40,293	1,873,945
Novonesis Novozymes B, Class B	3,363	217,578
		3,343,270
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	106,445	206,220
Eastern Co. SAE	213,595	149,301
Talaat Moustafa Group	35,826	39,317
		394,838
Finland — 0.0%
Sampo OYJ, Class A	18,055	193,796
France — 2.3%
Aeroports de Paris SA	4,203	510,137
Amundi SA(c)	985	72,792
AXA SA	35,185	1,708,905
BNP Paribas SA	22,636	2,063,910
Bureau Veritas SA	2,649	81,579
Capgemini SE	1,710	254,578
Covivio SA/France	6,869	444,712
Credit Agricole SA	25,006	460,223
Dassault Systemes SE	11,127	365,536
Edenred SE	10,007	285,781
EssilorLuxottica SA	4,823	1,434,140
Eurazeo SE	659	38,670
Eurofins Scientific SE	1,621	124,142
Gecina SA	3,461	340,122
Getlink SE	38,998	707,264
Hermes International SCA	634	1,550,439
Klepierre SA	25,543	975,025
Legrand SA	9,223	1,362,299
L'Oreal SA	5,034	2,227,459
LVMH Moet Hennessy Louis Vuitton SE	3,478	1,867,031
Pernod Ricard SA	1,909	196,185
Publicis Groupe SA	2,749	251,208
Sanofi SA	12,997	1,166,749
Schneider Electric SE	11,424	2,956,454
Societe Generale SA	16,211	1,034,724
Teleperformance SE	1,954	190,498
Unibail-Rodamco-Westfield, New	5,072	491,676
		23,162,238
Germany — 2.0%
Allianz SE, Registered	6,509	2,572,211
Commerzbank AG	23,299	849,617
CTS Eventim AG & Co. KGaA	2,178	245,949
Deutsche Bank AG, Registered	54,393	1,791,516
Deutsche Boerse AG	2,006	580,511
Deutsche Telekom AG, Registered	56,292	2,018,963
Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Fresenius Medical Care AG	2,424	$122,949
Fresenius SE & Co. KGaA	14,762	704,600
Hannover Rueck SE	2,792	846,935
Infineon Technologies AG	16,102	632,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,767	1,156,803
Nemetschek SE	372	55,425
Rheinmetall AG	552	1,092,682
SAP SE	13,645	3,901,863
Scout24 SE(c)	6,527	872,279
Siemens AG, Registered	10,433	2,657,318
Vonovia SE	6,030	187,144
		20,289,302
Greece — 0.0%
Jumbo SA	2,280	77,121
Hong Kong — 0.4%
AIA Group Ltd.	170,200	1,586,973
CK Asset Holdings Ltd.	169,500	776,682
Galaxy Entertainment Group Ltd.	30,000	146,300
Henderson Land Development Co. Ltd.(a)	79,000	276,443
Hong Kong Exchanges & Clearing Ltd.	5,800	313,889
Hongkong Land Holdings Ltd.	25,900	156,695
Link REIT	25,500	142,080
MTR Corp. Ltd.	107,000	384,907
Sands China Ltd.	62,400	151,056
Sun Hung Kai Properties Ltd.	36,000	427,589
		4,362,614
India — 1.7%
ABB India Ltd.	2,703	169,257
Adani Ports & Special Economic Zone Ltd.	23,794	371,116
Asian Paints Ltd.	14,215	388,007
Astral Ltd.	141	2,249
Avenue Supermarts Ltd.(b)(c)	11,814	573,696
Axis Bank Ltd.	5,815	70,618
Bajaj Finance Ltd.	8,950	89,566
Bajaj Holdings & Investment Ltd.	252	40,013
Bharat Electronics Ltd.	373,895	1,624,311
Bharti Airtel Ltd.	54,163	1,179,082
BSE Ltd.	2,298	63,271
Colgate-Palmolive India Ltd.	8,736	223,374
Container Corp. of India Ltd.	22,680	149,086
Dabur India Ltd.	53,482	322,235
DLF Ltd.	10,836	96,372
Eternal Ltd.(b)	87,221	304,411
GMR Airports Infrastructure Ltd.(b)	160,992	164,323
Godrej Consumer Products Ltd.	22,079	316,351
HCL Technologies Ltd.	14,029	233,865
HDFC Bank Ltd.	56,847	1,304,542
Hindustan Unilever Ltd.	24,461	702,510
ICICI Bank Ltd.	47,298	796,465
Indian Hotels Co. Ltd., Class A	29,024	244,123
Info Edge India Ltd.	7,584	119,759
Infosys Ltd.	38,981	662,948
ITC Ltd.	159,253	746,848
Jio Financial Services Ltd.(b)	57,342	214,432
Kotak Mahindra Bank Ltd.	2,688	60,561
Lodha Developers Ltd.(c)	4,177	58,404
Mankind Pharma Ltd.(b)	1,327	38,716
Max Healthcare Institute Ltd.	20,077	284,844
NHPC Ltd.	462,299	436,279
Oberoi Realty Ltd.	6,209	114,943
Security	Shares	Value
India (continued)
Phoenix Mills Ltd. (The)	4,866	$82,118
PI Industries Ltd.	7,962	385,336
Pidilite Industries Ltd.	7,833	256,136
Power Finance Corp. Ltd.	54,661	254,439
Power Grid Corp. of India Ltd.	417,771	1,381,054
Punjab National Bank	17,952	21,469
Siemens Ltd.	8,553	294,491
Sona Blw Precision Forgings Ltd.(c)	17,258	87,914
Sun Pharmaceutical Industries Ltd.	28,378	551,102
Suzlon Energy Ltd.(b)	213,764	149,141
Tata Communications Ltd.	1,541	30,233
Tata Consultancy Services Ltd.	13,348	460,325
Titan Co. Ltd.	3,340	127,142
Torrent Pharmaceuticals Ltd.	4,065	173,029
Trent Ltd.	4,101	233,922
Union Bank of India Ltd.	6,624	9,837
Varun Beverages Ltd.	36,524	217,074
Vodafone Idea Ltd.(b)	1,079,636	84,765
Wipro Ltd.	69,154	194,527
		17,160,631
Indonesia — 0.1%
Amman Mineral Internasional PT(b)	664,700	338,809
Bank Rakyat Indonesia Persero Tbk PT	134,137	30,037
Chandra Asri Pacific Tbk PT	480,000	269,863
GoTo Gojek Tokopedia Tbk PT(b)	8,738,100	34,338
Telkom Indonesia Persero Tbk PT	2,334,800	409,979
		1,083,026
Ireland — 0.0%
Bank of Ireland Group PLC	10,989	147,362
Israel — 0.2%
Azrieli Group Ltd.	4,438	436,030
Bank Leumi Le-Israel BM	29,708	549,562
Check Point Software Technologies Ltd.(b)	2,156	401,447
CyberArk Software Ltd.(b)	216	88,877
Isracard Ltd.	0	1
Monday.com Ltd.(a)(b)	327	85,769
Nice Ltd.(b)	1,449	226,205
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	20,481	316,431
Wix.com Ltd.(b)	922	125,420
		2,229,742
Italy — 0.8%
Banca Mediolanum SpA	34,378	606,386
Banco BPM SpA	22,180	282,865
BPER Banca SpA	15,738	154,870
Davide Campari-Milano NV	24,436	168,311
Ferrari NV	3,784	1,659,312
Intesa Sanpaolo SpA	220,500	1,328,570
Mediobanca Banca di Credito Finanziario SpA	9,558	210,432
Moncler SpA	2,686	143,251
Poste Italiane SpA(c)	20,394	440,610
Telecom Italia SpA/Milano(b)	303,126	139,296
Tenaris SA	37,054	647,154
Terna - Rete Elettrica Nazionale	100,609	973,487
UniCredit SpA	23,962	1,762,975
		8,517,519
Japan — 4.7%
Advantest Corp.	14,600	970,887
Capcom Co. Ltd.	5,600	142,552
Central Japan Railway Co.	78,400	1,827,675
Chiba Bank Ltd. (The)	23,200	216,240
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Chugai Pharmaceutical Co. Ltd.	10,900	$522,513
Concordia Financial Group Ltd.	21,600	143,235
Dai-ichi Life Holdings Inc.	49,300	390,071
Daiichi Sankyo Co. Ltd.	23,100	566,687
Daiwa Securities Group Inc.	105,600	735,172
Disco Corp.	2,700	797,921
East Japan Railway Co.	18,600	398,675
FANUC Corp.	23,800	662,519
Fast Retailing Co. Ltd.	4,000	1,220,119
Fujitsu Ltd.	6,500	141,595
Hikari Tsushin Inc.	2,500	672,147
Hoya Corp.	6,900	870,522
Hulic Co. Ltd.	40,800	389,138
Japan Exchange Group Inc.	26,200	256,036
Japan Post Bank Co. Ltd.	92,000	1,026,839
Japan Post Holdings Co. Ltd.	113,600	1,052,012
Japan Tobacco Inc.	53,200	1,519,372
KDDI Corp.	36,300	595,741
Keyence Corp.	4,500	1,627,791
Kobe Bussan Co. Ltd.	3,000	79,888
Konami Group Corp.	1,600	217,214
Lasertec Corp.	4,100	413,070
M3 Inc.	20,300	249,666
Makita Corp.	5,200	160,982
Mitsubishi Estate Co. Ltd.	34,000	636,562
Mitsubishi HC Capital Inc.	161,600	1,194,487
Mitsubishi UFJ Financial Group Inc.	191,900	2,644,913
Mitsui Fudosan Co. Ltd.	39,000	348,594
Mizuho Financial Group Inc.	46,200	1,355,123
MS&AD Insurance Group Holdings Inc.	31,400	670,894
Murata Manufacturing Co. Ltd.	47,600	708,482
NEC Corp.	2,800	80,404
Nexon Co. Ltd.	18,100	331,195
Nintendo Co. Ltd.	13,300	1,111,599
Nippon Building Fund Inc.	79	72,469
Nomura Holdings Inc.	185,200	1,223,486
Nomura Research Institute Ltd.	6,500	257,208
NTT Inc.	383,500	387,282
Obic Co. Ltd.	6,000	213,615
Ono Pharmaceutical Co. Ltd.	9,300	104,000
Oriental Land Co. Ltd./Japan	34,900	718,609
ORIX Corp.	69,100	1,552,196
Rakuten Group Inc.(b)	60,400	305,607
Recruit Holdings Co. Ltd.	20,200	1,198,489
Renesas Electronics Corp.	20,100	244,477
Resona Holdings Inc.	28,600	260,374
Sanrio Co. Ltd.	9,100	373,392
SBI Holdings Inc.	23,000	854,401
SCREEN Holdings Co. Ltd.	2,500	195,025
SCSK Corp.	5,300	164,909
Secom Co. Ltd.	10,000	359,132
Shin-Etsu Chemical Co. Ltd.	29,900	860,429
Shionogi & Co. Ltd.	31,400	525,144
SMC Corp.	3,500	1,217,907
SoftBank Corp.	364,700	526,932
SoftBank Group Corp.	23,300	1,779,163
Sompo Holdings Inc.	16,700	492,433
Sony Group Corp.	77,000	1,852,104
Sumitomo Mitsui Financial Group Inc.	60,500	1,526,210
Sumitomo Mitsui Trust Group Inc.	2,200	57,672
Sumitomo Realty & Development Co. Ltd.	20,000	730,583
Sysmex Corp.	8,600	139,714
Security	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	21,475	$589,914
Tokio Marine Holdings Inc.	38,500	1,545,886
Tokyo Electron Ltd.	4,600	731,302
Trend Micro Inc./Japan	2,200	134,153
		48,142,749
Kuwait — 0.1%
Mabanee Co. KPSC	58,463	169,192
National Bank of Kuwait SAKP	108,802	372,405
		541,597
Malaysia — 0.1%
Gamuda Bhd	278,300	335,907
IHH Healthcare Bhd	255,500	398,376
Sunway Bhd	91,900	101,560
		835,843
Mexico — 0.3%
America Movil SAB de CV, Series B, Class B	231,544	209,022
Fibra Uno Administracion SA de CV	568,466	809,683
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	9,789	129,844
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,310	213,881
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,030	243,407
Grupo Financiero Banorte SAB de CV, Class O	42,502	378,767
Grupo Mexico SAB de CV, Series B, Class B	24,224	151,636
Prologis Property Mexico SA de CV	68,898	258,975
Promotora y Operadora de Infraestructura SAB de CV	45,910	541,112
Wal-Mart de Mexico SAB de CV	88,507	260,900
		3,197,227
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	20,171	583,112
Adyen NV(b)(c)	275	471,666
AerCap Holdings NV	13,430	1,440,368
ASM International NV	41	19,846
ASML Holding NV	4,720	3,271,304
BE Semiconductor Industries NV	1,161	156,865
EXOR NV	14,053	1,354,378
ING Groep NV	11,951	278,523
InPost SA(b)	6,307	90,585
Koninklijke KPN NV	60,877	271,968
NN Group NV	13,337	898,055
Prosus NV	27,712	1,583,068
Wolters Kluwer NV	3,979	619,765
		11,039,503
New Zealand — 0.0%
Auckland International Airport Ltd.	119,839	531,596
Norway — 0.4%
DNB Bank ASA	50,198	1,269,996
Gjensidige Forsikring ASA	15,251	401,157
Mowi ASA	39,249	731,110
Salmar ASA(a)	16,169	656,850
Telenor ASA	72,204	1,107,674
		4,166,787
Peru — 0.2%
Southern Copper Corp.	17,724	1,668,892
Philippines — 0.1%
International Container Terminal Services Inc.	46,900	360,118
SM Investments Corp.	18,160	254,036
		614,154
Poland — 0.2%
Allegro.eu SA (a)(b)(c)	39,472	387,197
Schedule of Investments
28

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
CD Projekt SA	2,072	$138,389
Powszechna Kasa Oszczednosci Bank Polski SA	22,905	501,539
Powszechny Zaklad Ubezpieczen SA	53,893	903,299
		1,930,424
Portugal — 0.1%
EDP Renovaveis SA	58,096	682,088
Qatar — 0.1%
Barwa Real Estate Co.	506,208	389,595
Commercial Bank PSQC (The)	83,433	111,930
Mesaieed Petrochemical Holding Co.	1,052,373	390,781
Qatar National Bank QPSC	24,791	127,397
		1,019,703
Russia — 0.0%
Alrosa PJSC(b)(d)	184,910	23
Mobile TeleSystems PJSC(b)(d)	73,304	9
Moscow Exchange MICEX-RTS PJSC(b)(d)	152,460	19
Ozon Holdings PLC, ADR(b)(d)	5,270	1
Polyus PJSC(b)(d)	14,300	—
Sberbank of Russia PJSC(b)(d)	292,860	36
TCS Group Holding PLC, GDR(b)(d)(e)	4,185	—
United Co. RUSAL International PJSC(b)(d)	509,950	63
VK Co. Ltd.(b)(d)	22,940	3
VTB Bank PJSC(b)(d)	4,498	—
		154
Saudi Arabia — 0.6%
Ades Holding Co.	81,888	274,683
Al Rajhi Bank	38,404	968,321
Alinma Bank	44,297	304,609
Arabian Internet & Communications Services Co.	3,402	216,131
Dallah Healthcare Co.	8,595	311,319
Dar Al Arkan Real Estate Development Co.(b)	49,935	254,011
Dr Sulaiman Al Habib Medical Services Group Co.	12,478	871,538
Elm Co.	1,327	321,501
Etihad Etisalat Co.	1,981	32,320
Mouwasat Medical Services Co.	23,693	479,043
Nahdi Medical Co.	9,926	327,594
SAL Saudi Logistics Services	5,338	244,724
Saudi Investment Bank (The)	74,003	283,560
Saudi National Bank (The)	43,608	435,168
Saudi Research & Media Group(b)	484	23,697
Saudi Telecom Co.	54,416	609,115
		5,957,334
Singapore — 0.4%
CapitaLand Ascendas REIT	270,102	578,323
CapitaLand Integrated Commercial Trust	326,235	550,835
CapitaLand Investment Ltd./Singapore	46,700	99,462
DBS Group Holdings Ltd.	3,000	110,113
Genting Singapore Ltd.(a)	1,305,600	736,467
Grab Holdings Ltd., Class A(b)	61,855	302,471
Keppel Ltd.	189,900	1,233,749
Sea Ltd., ADR(b)	2,355	368,911
Singapore Telecommunications Ltd.	158,600	472,651
United Overseas Bank Ltd.	2,100	58,344
		4,511,326
South Africa — 0.2%
Aspen Pharmacare Holdings Ltd.	45,522	293,130
Capitec Bank Holdings Ltd.	105	20,354
Clicks Group Ltd.	3,284	68,850
FirstRand Ltd.	85,646	363,701
MTN Group Ltd.	12,695	106,702
Security	Shares	Value
South Africa (continued)
Naspers Ltd., Class N	3,568	$1,101,378
NEPI Rockcastle NV	76,703	586,254
		2,540,369
South Korea — 1.1%
Alteogen Inc.(b)	631	203,551
Celltrion Inc.	2,244	287,687
Hana Financial Group Inc.	10,353	632,973
Hanjin Kal Corp.(a)	2,991	233,987
Hanmi Semiconductor Co. Ltd.	1,536	99,626
Hanwha Systems Co. Ltd.	7,080	301,257
HD Hyundai Electric Co. Ltd.	211	75,087
HLB Inc.(b)	5,630	194,158
Industrial Bank of Korea	60,456	843,449
Kakao Corp.	9,356	388,072
KakaoBank Corp.	5,958	119,802
KB Financial Group Inc.	7,663	608,811
Korea Investment Holdings Co. Ltd.(a)	6,575	673,109
Krafton Inc.(b)	970	228,392
KT&G Corp.	1,513	141,804
Meritz Financial Group Inc.	1,611	133,790
Mirae Asset Securities Co. Ltd.	33,738	460,495
NAVER Corp.	3,738	629,087
NH Investment & Securities Co. Ltd.	19,510	282,837
Samsung Biologics Co. Ltd.(b)(c)	177	135,233
Samsung Electronics Co. Ltd.	18,037	919,237
Samsung Life Insurance Co. Ltd.	2,107	190,187
Shinhan Financial Group Co. Ltd.	10,950	533,198
SK Hynix Inc.	6,012	1,165,221
SK Square Co. Ltd.(b)	11,131	1,198,924
Woori Financial Group Inc.	56,460	1,001,780
		11,681,754
Spain — 0.8%
Aena SME SA(c)	43,260	1,164,910
Amadeus IT Group SA	17,473	1,402,973
Banco Bilbao Vizcaya Argentaria SA	75,003	1,250,919
Banco de Sabadell SA	45,459	167,785
Banco Santander SA	267,247	2,295,861
Ferrovial SE	13,800	707,428
Industria de Diseno Textil SA	20,958	1,001,101
Redeia Corp. SA	9,559	185,310
Telefonica SA	33,600	173,403
		8,349,690
Sweden — 0.7%
Alfa Laval AB	2,321	100,842
Atlas Copco AB, Class A	55,100	839,084
Atlas Copco AB, Class B	81,836	1,107,499
Evolution AB(c)	5,243	466,423
Hexagon AB, Class B	75,337	827,809
Industrivarden AB, Class C	18,327	676,810
Investor AB, Class B	31,042	899,582
Nordea Bank Abp	71,833	1,048,171
Svenska Handelsbanken AB, Class A	41,177	501,716
Swedbank AB, Class A	10,144	270,115
		6,738,051
Switzerland — 2.0%
ABB Ltd., Registered	23,818	1,555,270
Alcon AG	9,487	831,706
Cie Financiere Richemont SA, Class A, Registered	8,691	1,419,033
EMS-Chemie Holding AG, Registered	142	111,724
Geberit AG, Registered	871	667,272
Givaudan SA, Registered	371	1,550,909
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Julius Baer Group Ltd.	4,483	$303,339
Logitech International SA, Registered	2,583	239,513
Lonza Group AG, Registered	691	481,606
Novartis AG, Registered	28,989	3,301,472
Roche Holding AG, NVS	9,404	2,934,735
Sandoz Group AG	3,258	186,321
SGS SA	4,493	456,549
Sonova Holding AG, Registered	331	90,101
Straumann Holding AG	2,357	287,177
Swiss Prime Site AG, Registered	2,757	381,317
Swisscom AG, Registered	550	382,159
Temenos AG, Registered	3,136	280,498
UBS Group AG, Registered	58,498	2,174,020
VAT Group AG(c)	2,578	902,786
Zurich Insurance Group AG	2,321	1,583,168
		20,120,675
Taiwan — 2.1%
Accton Technology Corp.	2,000	59,068
Airtac International Group	14,000	398,181
Alchip Technologies Ltd.	1,000	127,837
Asia Vital Components Co. Ltd.	5,000	151,971
Catcher Technology Co. Ltd.	54,000	381,355
Cathay Financial Holding Co. Ltd.	697,103	1,412,914
Chailease Holding Co. Ltd.	95,237	367,677
Chunghwa Telecom Co. Ltd.	16,000	69,140
CTBC Financial Holding Co. Ltd.	161,400	221,779
Delta Electronics Inc.	23,000	433,276
E Ink Holdings Inc.	47,000	320,033
Elite Material Co. Ltd.	6,000	219,940
eMemory Technology Inc.	1,000	67,695
Fortune Electric Co. Ltd.	10,450	229,994
Fubon Financial Holding Co. Ltd.	278,714	764,978
Global Unichip Corp.	1,000	40,047
International Games System Co. Ltd.	5,000	130,738
Jentech Precision Industrial Co. Ltd.	3,000	142,733
KGI Financial Holding Co. Ltd.	849,542	430,340
Largan Precision Co. Ltd.	6,000	470,599
Lotes Co. Ltd.	6,000	280,559
MediaTek Inc.	20,000	905,691
Ruentex Development Co. Ltd.	379,000	378,328
Silergy Corp.	6,000	64,540
Taiwan High Speed Rail Corp.	457,000	416,486
Taiwan Semiconductor Manufacturing Co. Ltd.	320,000	12,319,761
Yageo Corp.	23,779	417,836
Yuanta Financial Holding Co. Ltd.	150,000	155,592
		21,379,088
Thailand — 0.1%
Airports of Thailand PCL, NVDR(a)	471,800	589,594
Bangkok Dusit Medical Services PCL, NVDR	115,200	75,799
Delta Electronics Thailand PCL, NVDR	76,800	339,954
		1,005,347
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	253,880	1,167,663
Turkcell Iletisim Hizmetleri AS	86,958	199,359
		1,367,022
United Arab Emirates — 0.2%
ADNOC Drilling Co. PJSC	555,965	883,962
Emaar Development PJSC	47,831	195,196
Emaar Properties PJSC	175,761	727,879
Multiply Group PJSC(b)	321,693	240,337
		2,047,374
Security	Shares	Value
United Kingdom — 2.8%
3i Group PLC	19,199	$1,049,074
Antofagasta PLC	34,723	856,325
Ashtead Group PLC	23,861	1,594,185
AstraZeneca PLC	19,245	2,807,685
Auto Trader Group PLC(c)	5,431	59,957
Barclays PLC	271,717	1,328,158
British American Tobacco PLC	57,931	3,103,788
BT Group PLC	62,902	171,788
Compass Group PLC	3,920	137,747
Croda International PLC	13,399	461,162
Diageo PLC	37,471	908,205
Experian PLC	12,630	665,484
GSK PLC	47,255	869,208
Haleon PLC	69,544	326,208
HSBC Holdings PLC	232,120	2,827,911
Imperial Brands PLC	11,337	441,909
Informa PLC	93,855	1,073,235
Intertek Group PLC	21	1,365
Legal & General Group PLC	16,429	55,580
Lloyds Banking Group PLC	863,541	885,516
London Stock Exchange Group PLC	4,003	487,946
NatWest Group PLC	135,385	939,785
Next PLC	1,979	321,233
Pearson PLC	16,631	235,178
Prudential PLC	33,633	426,674
Reckitt Benckiser Group PLC	2,507	187,889
RELX PLC	32,408	1,683,955
Segro PLC	8,776	74,795
Severn Trent PLC	27,439	962,212
Spirax Group PLC	3,040	254,049
Standard Chartered PLC	28,023	502,367
Unilever PLC	9,981	579,102
United Utilities Group PLC	90,976	1,358,076
Vodafone Group PLC	538,453	583,789
Whitbread PLC	11,055	444,088
		28,665,628
United States — 64.5%
Abbott Laboratories	9,112	1,149,844
AbbVie Inc.	22,796	4,308,900
Accenture PLC, Class A	7,692	2,054,533
Adobe Inc.(b)	5,172	1,849,973
Advanced Micro Devices Inc.(b)	20,481	3,611,005
AECOM	2,822	318,152
Aflac Inc.	14,088	1,399,784
Agilent Technologies Inc.	3,521	404,246
Airbnb Inc., Class A(b)	8,020	1,061,928
Akamai Technologies Inc.(b)	6,177	471,367
Alexandria Real Estate Equities Inc.	2,528	193,215
Align Technology Inc.(b)	689	88,888
Allegion PLC	1,416	234,943
Allstate Corp. (The)	1,394	283,331
Alnylam Pharmaceuticals Inc.(b)	1,268	497,360
Alphabet Inc., Class A	73,308	14,067,805
Alphabet Inc., Class C, NVS	57,145	11,020,985
Altria Group Inc.	56,819	3,519,369
Amazon.com Inc.(b)	117,144	27,424,582
American Express Co.	7,375	2,207,411
American Homes 4 Rent, Class A	3,599	124,849
American International Group Inc.	14,612	1,134,330
American Tower Corp.	5,577	1,162,191
American Water Works Co. Inc.	15,450	2,166,708
Ameriprise Financial Inc.	671	347,706
Schedule of Investments
30

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
AMETEK Inc.	16,056	$2,967,952
Amgen Inc.	8,511	2,511,596
Amphenol Corp., Class A	21,786	2,320,427
Analog Devices Inc.	7,838	1,760,650
Annaly Capital Management Inc.	31,468	639,744
Aon PLC, Class A	3,050	1,084,916
Apollo Global Management Inc.	5,952	864,945
Apple Inc.	183,724	38,135,590
Applied Materials Inc.	5,821	1,048,129
AppLovin Corp., Class A(b)	2,899	1,132,639
Arch Capital Group Ltd.	6,648	572,127
Arista Networks Inc.(b)	15,270	1,881,569
Arthur J Gallagher & Co.	2,921	839,057
AT&T Inc.	116,853	3,202,941
Atlassian Corp., Class A(b)	1,582	303,396
Autodesk Inc.(b)	2,553	773,840
Automatic Data Processing Inc.	9,685	2,997,508
AvalonBay Communities Inc.	2,439	454,337
Axon Enterprise Inc.(b)	2,360	1,782,956
Baker Hughes Co., Class A	20,589	927,534
Bank of America Corp.	90,808	4,292,494
Bank of New York Mellon Corp. (The)	17,574	1,782,882
Becton Dickinson & Co.	4,359	776,992
Bentley Systems Inc., Class B	1,271	73,693
Berkshire Hathaway Inc., Class B(b)	9,685	4,570,158
Biogen Inc.(b)	2,804	358,912
Blackrock Inc.(f)	1,782	1,970,910
Blackstone Inc.	6,945	1,201,207
Block Inc.(b)	5,467	422,380
Booking Holdings Inc.	374	2,058,518
Booz Allen Hamilton Holding Corp., Class A	1,041	111,731
Boston Scientific Corp.(b)	23,043	2,417,672
Bristol-Myers Squibb Co.	38,297	1,658,643
Broadcom Inc.	55,057	16,170,241
Broadridge Financial Solutions Inc.	3,806	942,023
Brown-Forman Corp., Class B	14,782	426,461
BXP Inc.	934	61,112
Cadence Design Systems Inc.(b)	3,387	1,234,799
Capital One Financial Corp.	6,704	1,441,360
Carlyle Group Inc. (The)	2,724	165,238
Carvana Co., Class A(b)	1,407	548,969
Cboe Global Markets Inc.	1,800	433,872
CDW Corp.	996	173,682
Charles Schwab Corp. (The)	22,176	2,167,261
Charter Communications Inc., Class A(b)	1,652	444,983
Cheniere Energy Inc.	828	195,309
Chipotle Mexican Grill Inc., Class A(b)	22,241	953,694
Chubb Ltd.	7,213	1,918,947
Church & Dwight Co. Inc.	8,329	781,010
Cigna Group (The)	475	127,006
Cincinnati Financial Corp.	28	4,130
Cintas Corp.	6,495	1,445,462
Cisco Systems Inc.	53,998	3,676,184
Citigroup Inc.	30,190	2,828,803
Cloudflare Inc., Class A(b)	2,324	482,648
CME Group Inc.	7,131	1,984,415
Coca-Cola Co. (The)	68,391	4,643,065
Cognizant Technology Solutions Corp., Class A	5,184	372,004
Coinbase Global Inc., Class A(b)	2,657	1,003,708
Colgate-Palmolive Co.	15,666	1,313,594
Comcast Corp., Class A	66,720	2,217,106
Constellation Brands Inc., Class A	5,808	970,168
Security	Shares	Value
United States (continued)
Constellation Energy Corp.	2,860	$994,822
Cooper Companies Inc. (The)(b)	6,987	493,911
Copart Inc.(b)	18,103	820,609
Corpay Inc.(b)	1,336	431,595
Corteva Inc.	8,361	603,079
CoStar Group Inc.(b)	6,921	658,810
Costco Wholesale Corp.	4,219	3,964,341
Crowdstrike Holdings Inc., Class A(b)	2,692	1,223,702
Crown Castle Inc.	8,063	847,341
CSX Corp.	34,635	1,230,928
CVS Health Corp.	2,150	133,515
Danaher Corp.	9,592	1,891,159
Darden Restaurants Inc.	292	58,888
Datadog Inc., Class A(b)	1,337	187,153
DaVita Inc.(b)	2,137	299,971
Deckers Outdoor Corp.(b)	3,691	391,873
Deere & Co.	230	120,605
Dexcom Inc.(b)	3,547	286,491
Digital Realty Trust Inc.	3,939	694,997
DocuSign Inc., Class A(b)	1,444	109,224
Dollar General Corp.	1,394	146,231
Dollar Tree Inc.(b)	5,708	648,143
DoorDash Inc., Class A(b)	5,477	1,370,619
DR Horton Inc.	1,318	188,263
DraftKings Inc., Class A (b)	6,199	279,203
Eaton Corp. PLC	4,781	1,839,346
eBay Inc.	11,178	1,025,582
Ecolab Inc.	5,511	1,442,559
Edison International	24,679	1,286,270
Edwards Lifesciences Corp.(b)	4,544	360,385
Electronic Arts Inc.	4,956	755,740
Elevance Health Inc.	3,569	1,010,313
Eli Lilly & Co.	9,787	7,243,065
Emerson Electric Co.	9,685	1,409,264
Equifax Inc.	2,581	620,034
Equinix Inc.	1,234	968,900
Equitable Holdings Inc.	15,649	803,576
Equity Residential	3,182	201,102
Erie Indemnity Co., Class A, NVS	143	50,942
Essex Property Trust Inc.	506	131,651
Estee Lauder Companies Inc. (The), Class A	4,670	435,898
Eversource Energy	12,241	809,130
Exelon Corp.	38,410	1,726,145
Extra Space Storage Inc.	1,687	226,665
F5 Inc.(b)	3,274	1,026,137
Fair Isaac Corp.(b)	275	395,098
Fastenal Co.	28,219	1,301,742
Fidelity National Financial Inc.	3,663	206,703
Fidelity National Information Services Inc.	12,902	1,024,548
First Citizens BancShares Inc./NC, Class A	57	113,701
First Solar Inc.(b)	2,370	414,110
Fiserv Inc.(b)	11,613	1,613,510
Flutter Entertainment PLC, Class DI(b)	1,740	525,932
Fortinet Inc.(b)	6,522	651,548
Fortive Corp.	18,514	887,376
Freeport-McMoRan Inc.	45,687	1,838,445
Gaming and Leisure Properties Inc.	11,999	546,914
Garmin Ltd.	5,358	1,172,116
Gartner Inc.(b)	873	295,641
Gen Digital Inc.	20,718	610,974
Gilead Sciences Inc.	18,962	2,129,243
Global Payments Inc.	9,433	754,168
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
GoDaddy Inc., Class A(b)	2,321	$375,027
Goldman Sachs Group Inc. (The)	4,659	3,371,206
Graco Inc.	24,654	2,070,443
Halliburton Co.	179,160	4,013,184
Hartford Insurance Group Inc. (The)	1,805	224,524
HCA Healthcare Inc.	3,001	1,062,324
Healthpeak Properties Inc.	6,596	111,736
Hewlett Packard Enterprise Co.	10,519	217,638
Hilton Worldwide Holdings Inc.	4,000	1,072,320
Home Depot Inc. (The)	13,204	4,852,602
Hubbell Inc., Class B	2,556	1,118,199
HubSpot Inc.(b)	37	19,227
Humana Inc.	254	63,467
IDEX Corp.	9,701	1,586,211
IDEXX Laboratories Inc.(b)	1,629	870,391
Illinois Tool Works Inc.	1,198	306,652
Illumina Inc.(b)	326	33,483
Ingersoll Rand Inc.	31,450	2,661,614
Insulet Corp.(b)	473	136,413
Intel Corp.	49,415	978,417
Interactive Brokers Group Inc., Class A	4,335	284,203
Intercontinental Exchange Inc.	8,439	1,559,780
International Business Machines Corp.	12,883	3,261,331
Intuit Inc.	3,268	2,565,805
Intuitive Surgical Inc.(b)	5,072	2,440,089
Invitation Homes Inc.	6,489	198,888
IQVIA Holdings Inc.(b)	3,298	612,966
Iron Mountain Inc.	3,693	359,550
Jack Henry & Associates Inc.	1,970	334,536
Jacobs Solutions Inc.	3,224	457,389
Johnson & Johnson	39,112	6,443,311
JPMorgan Chase & Co.	35,199	10,427,352
Kenvue Inc.	36,247	777,136
Keurig Dr Pepper Inc.	10,985	358,660
Keysight Technologies Inc.(b)	3,068	502,876
Kimco Realty Corp.	8,544	181,389
Kinder Morgan Inc.	35,977	1,009,515
KKR & Co. Inc.	7,039	1,031,777
KLA Corp.	2,592	2,278,446
L3Harris Technologies Inc.	17,672	4,856,619
Labcorp Holdings Inc.	2,909	756,573
Lam Research Corp.	15,061	1,428,385
Las Vegas Sands Corp.	11,756	616,014
Leidos Holdings Inc.	1,678	267,893
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	6,350	637,223
Linde PLC	312	143,601
Lowe's Companies Inc.	5,410	1,209,514
Lululemon Athletica Inc.(b)	2,016	404,268
M&T Bank Corp.	1,782	336,263
Marriott International Inc./MD, Class A	1,515	399,702
Marsh & McLennan Companies Inc.	7,049	1,404,161
Marvell Technology Inc.	14,031	1,127,671
Mastercard Inc., Class A	10,258	5,810,849
McDonald's Corp.	12,543	3,763,778
Medtronic PLC	4,361	393,537
MercadoLibre Inc.(b)	643	1,526,411
Merck & Co. Inc.	38,746	3,026,838
Meta Platforms Inc., Class A	26,440	20,449,754
MetLife Inc.	12,212	927,501
Mettler-Toledo International Inc.(b)	176	217,128
Microchip Technology Inc.	9,168	619,665
Security	Shares	Value
United States (continued)
Micron Technology Inc.(a)	16,239	$1,772,324
Microsoft Corp.	85,670	45,704,945
MicroStrategy Inc., Class A(a)(b)	3,215	1,291,980
Mid-America Apartment Communities Inc.	340	48,426
Molina Healthcare Inc.(b)	218	34,416
MongoDB Inc., Class A(b)	210	49,957
Monolithic Power Systems Inc.	676	480,798
Monster Beverage Corp.(b)	14,773	867,914
Moody's Corp.	1,280	660,134
Morgan Stanley	13,398	1,908,679
Motorola Solutions Inc.	3,761	1,651,004
Natera Inc.(b)	1,380	184,451
NetApp Inc.	7,251	755,047
Netflix Inc.(b)	5,369	6,224,819
Newmont Corp.	11,264	699,494
NextEra Energy Inc.	20,022	1,422,763
Nike Inc., Class B	12,681	947,144
Nordson Corp.	299	64,049
Norfolk Southern Corp.	2,725	757,550
Northern Trust Corp.	7,670	997,100
Nutanix Inc., Class A(b)	1,937	145,604
Nvidia Corp.	293,944	52,283,819
NXP Semiconductors NV	2,921	624,422
Okta Inc.(b)	1,694	165,673
Old Dominion Freight Line Inc.	2,197	327,902
Omnicom Group Inc.	5,877	423,438
ONEOK Inc.	69,122	5,675,607
Oracle Corp.	21,100	5,354,547
Otis Worldwide Corp.	11,104	951,502
Palantir Technologies Inc., Class A(b)	25,490	4,036,342
Palo Alto Networks Inc.(b)	7,097	1,232,039
Paychex Inc.	8,001	1,154,784
Paycom Software Inc.	1,417	328,092
PayPal Holdings Inc.(b)	13,651	938,643
Pentair PLC	3,568	364,650
PepsiCo Inc.	7,292	1,005,713
Pfizer Inc.	100,485	2,340,296
PG&E Corp.	5,895	82,648
Philip Morris International Inc.	26,928	4,417,538
Pinterest Inc., Class A(b)	7,287	281,278
PNC Financial Services Group Inc. (The)	5,377	1,023,082
Principal Financial Group Inc.	1,223	95,186
Procter & Gamble Co. (The)	36,749	5,529,622
Progressive Corp. (The)	6,353	1,537,680
Prologis Inc.	12,335	1,317,131
Prudential Financial Inc.	2,301	238,338
PTC Inc.(b)	2,652	569,676
Public Service Enterprise Group Inc.	10,659	957,072
Public Storage	2,619	712,211
Pure Storage Inc., Class A(b)	4,896	291,410
Qualcomm Inc.	15,540	2,280,650
Quanta Services Inc.	1,869	759,057
Quest Diagnostics Inc.	4,235	708,981
Realty Income Corp.	11,248	631,350
Reddit Inc., Class A(b)	417	66,966
Regency Centers Corp.	2,974	212,344
Regeneron Pharmaceuticals Inc.	1,216	663,279
Reliance Inc.	4,739	1,374,926
ResMed Inc.	260	70,704
Revvity Inc.	1,598	140,464
Rivian Automotive Inc., Class A(a)(b)	12,557	161,609
Robinhood Markets Inc., Class A(b)	8,850	911,993
Schedule of Investments
32

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
ROBLOX Corp., Class A(b)	6,707	$924,158
Rockwell Automation Inc.	960	337,642
Rollins Inc.	2,125	121,699
Roper Technologies Inc.	3,236	1,781,094
Ross Stores Inc.	1,130	154,290
Royal Caribbean Cruises Ltd.	2,736	869,692
Royalty Pharma PLC, Class A	23,079	849,307
S&P Global Inc.	2,558	1,409,714
Salesforce Inc.	11,180	2,888,129
Samsara Inc., Class A(b)	881	33,504
SBA Communications Corp., Class A	2,166	486,744
Schlumberger NV	19,829	670,220
Seagate Technology Holdings PLC	2,946	462,551
Sempra	5,714	466,720
ServiceNow Inc.(b)	2,276	2,146,541
Sherwin-Williams Co. (The)	3,837	1,269,587
Simon Property Group Inc.	7,476	1,224,494
Snap Inc., Class A, NVS(a)(b)	8,049	75,902
Snap-on Inc.	2,057	660,688
Snowflake Inc., Class A(b)	3,376	754,536
Solventum Corp.(b)	1,269	90,556
Spotify Technology SA(b)	2,067	1,295,058
SS&C Technologies Holdings Inc.	15,300	1,307,844
Starbucks Corp.	17,199	1,533,463
State Street Corp.	8,606	961,721
STERIS PLC	1,965	445,053
Stryker Corp.	3,527	1,385,159
Super Micro Computer Inc.(a)(b)	7,625	449,646
Synchrony Financial	10,795	752,088
Synopsys Inc.(b)	2,496	1,581,141
T Rowe Price Group Inc.	2,231	226,335
Take-Two Interactive Software Inc.(b)	1,872	416,951
TE Connectivity PLC	6,610	1,360,008
Teradyne Inc.	4,563	490,203
Tesla Inc.(b)	36,455	11,237,983
Texas Instruments Inc.	12,573	2,276,467
Texas Pacific Land Corp.	1,600	1,549,008
Thermo Fisher Scientific Inc.	4,427	2,070,419
TJX Companies Inc. (The)	6,481	807,079
T-Mobile U.S. Inc.	7,879	1,878,432
Toast Inc., Class A(b)	3,295	160,928
Tractor Supply Co.	10,666	607,429
Trade Desk Inc. (The), Class A(b)	6,470	562,631
Tradeweb Markets Inc., Class A	1,264	175,127
Trane Technologies PLC	1,764	772,773
TransDigm Group Inc.	1,149	1,848,121
TransUnion	6,587	627,017
Travelers Companies Inc. (The)	2,880	749,491
Trimble Inc.(b)	10,149	851,400
Truist Financial Corp.	12,010	524,957
Twilio Inc., Class A(b)	1,705	219,945
Tyler Technologies Inc.(b)	835	488,108
U.S. Bancorp	13,518	607,769
Uber Technologies Inc.(b)	23,354	2,049,314
Ulta Beauty Inc.(b)	1,030	530,460
Union Pacific Corp.	9,370	2,079,859
United Rentals Inc.	2,707	2,390,119
United Therapeutics Corp.(b)	459	126,087
UnitedHealth Group Inc.	12,012	2,997,715
Veeva Systems Inc., Class A(b)	3,660	1,040,172
Ventas Inc.	650	43,667
Veralto Corp.	2,245	235,343
Security	Shares	Value
United States (continued)
VeriSign Inc.	1,497	$402,498
Verisk Analytics Inc., Class A	5,004	1,394,665
Verizon Communications Inc.	68,353	2,922,774
Vertex Pharmaceuticals Inc.(b)	2,883	1,317,156
Vertiv Holdings Co., Class A	8,405	1,223,768
VICI Properties Inc., Class A	22,625	737,575
Visa Inc., Class A	21,971	7,590,321
Vulcan Materials Co.	2,585	710,022
Walmart Inc.	53,418	5,233,896
Walt Disney Co. (The)	22,457	2,674,853
Warner Bros Discovery Inc.(b)	10,187	134,163
Waters Corp.(b)	348	100,488
Wells Fargo & Co.	42,916	3,460,317
Welltower Inc.	6,997	1,154,995
West Pharmaceutical Services Inc.	995	238,064
Western Digital Corp.	3,299	259,598
Westinghouse Air Brake Technologies Corp.	5,580	1,071,639
Williams Companies Inc. (The)	41,051	2,461,007
Willis Towers Watson PLC	1,429	451,293
Workday Inc., Class A(b)	1,895	434,675
WP Carey Inc.	1,081	69,357
WW Grainger Inc.	391	406,460
Xylem Inc./New York	8,552	1,236,790
Yum! Brands Inc.	4,068	586,402
Zebra Technologies Corp., Class A(b)	1,064	360,717
Zillow Group Inc., Class C (b)	3,857	306,824
Zoetis Inc.	7,351	1,071,702
Zoom Video Communications Inc., Class A(b)	1,793	132,772
		661,058,386
Total Common Stocks — 99.5% (Cost: $727,430,861)		1,019,790,205
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	197,824	548,653
Itau Unibanco Holding SA, Preference Shares, NVS	25,753	161,705
		710,358
Germany — 0.0%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	10,856	550,469
Total Preferred Stocks — 0.1% (Cost: $1,404,329)		1,260,827
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	555	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $728,835,190)		1,021,051,032
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	7,864,298	7,867,443
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	1,850,000	$1,850,000
Total Short-Term Securities — 1.0% (Cost: $9,717,267)		9,717,443
Total Investments — 100.6% (Cost: $738,552,457)		1,030,768,475
Liabilities in Excess of Other Assets — (0.6)%		(5,904,486)
Net Assets — 100.0%		$1,024,863,989

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,738,118	$—	$(871,518)(a)	$2,515	$(1,672)	$7,867,443	7,864,298	$28,956 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,170,000	680,000 (a)	—	—	—	1,850,000	1,850,000	66,240	—
BlackRock Inc.	1,518,098	320,795	(255,178)	46,067	341,128	1,970,910	1,782	38,680	—
				$48,582	$339,456	$11,688,353		$133,876	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	6	09/19/25	$784	$(19,350)
MSCI Emerging Markets Index	7	09/19/25	434	4,256
S&P 500 E-Mini Index	6	09/19/25	1,912	57,198
				$42,104
Schedule of Investments
34

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$61,454	$—	$—	$—	$61,454
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$19,350	$—	$—	$—	$19,350

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$323,544	$—	$—	$—	$323,544
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$34,455	$—	$—	$—	$34,455
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,864,911
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$710,989,065	$308,800,986	$154	$1,019,790,205
Preferred Stocks	710,358	550,469	—	1,260,827
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	9,717,443	—	—	9,717,443
	$721,416,866	$309,351,455	$154	$1,030,768,475
Derivative Financial Instruments(a)
Assets
Equity Contracts	$61,454	$—	$—	$61,454
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(19,350)	$—	$—	$(19,350)
	$42,104	$—	$—	$42,104

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
36

Schedule of Investments
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 32.8%
360 Security Technology Inc., Class A	132,800	$207,667
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	66,449	152,591
AAC Technologies Holdings Inc.	249,000	1,258,987
Advanced Micro-Fabrication Equipment Inc./China, Class A	13,800	377,235
AECC Aviation Power Co. Ltd., Class A	67,491	396,202
Agricultural Bank of China Ltd., Class A	1,792,800	1,565,600
Agricultural Bank of China Ltd., Class H	9,794,000	6,416,207
Aier Eye Hospital Group Co. Ltd., Class A	228,960	406,786
Air China Ltd., Class A(a)	332,019	334,229
Akeso Inc.(a)(b)	217,000	4,231,296
Alibaba Group Holding Ltd.	6,076,040	91,351,836
Alibaba Health Information Technology Ltd.(a)(c)	2,000,000	1,240,276
Aluminum Corp. of China Ltd., Class A	448,299	459,801
Aluminum Corp. of China Ltd., Class H	1,334,000	1,054,349
Angel Yeast Co. Ltd., Class A	33,298	158,363
Anhui Conch Cement Co. Ltd., Class A	99,680	325,254
Anhui Conch Cement Co. Ltd., Class H	415,000	1,201,479
Anhui Gujing Distillery Co. Ltd., Class A	35	668
Anhui Gujing Distillery Co. Ltd., Class B	50,310	681,859
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	46,100	315,738
Anhui Yingjia Distillery Co. Ltd., Class A	17,000	96,581
ANTA Sports Products Ltd.	464,800	5,335,013
APT Medical Inc., Class A	2,901	114,233
Autohome Inc., ADR	23,572	638,565
Avary Holding Shenzhen Co. Ltd., Class A	50,400	368,467
AviChina Industry & Technology Co. Ltd., Class H(c)	833,000	492,380
Baidu Inc., Class A(a)	796,820	8,718,274
Bank of Beijing Co. Ltd., Class A	514,600	460,162
Bank of Chengdu Co. Ltd., Class A	83,000	212,433
Bank of China Ltd., Class A	863,200	664,465
Bank of China Ltd., Class H	25,066,000	14,468,427
Bank of Communications Co. Ltd., Class A	1,125,986	1,193,920
Bank of Communications Co. Ltd., Class H	3,154,100	2,841,426
Bank of Hangzhou Co. Ltd., Class A	166,060	369,249
Bank of Jiangsu Co. Ltd., Class A	431,600	675,920
Bank of Nanjing Co. Ltd., Class A	265,600	422,584
Bank of Ningbo Co. Ltd., Class A	132,825	512,625
Bank of Shanghai Co. Ltd., Class A	448,241	635,635
Baoshan Iron & Steel Co. Ltd., Class A	564,495	574,067
Beijing Enterprises Holdings Ltd.	166,000	694,555
Beijing Enterprises Water Group Ltd.	1,660,000	568,094
Beijing Kingsoft Office Software Inc., Class A	10,200	441,762
Beijing New Building Materials PLC, Class A	17,226	62,239
Beijing Tong Ren Tang Co. Ltd., Class A	33,200	165,621
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(a)	25,333	205,312
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,400	794,381
Bethel Automotive Safety Systems Co. Ltd., Class A	23,320	151,848
Bilibili Inc., Class Z(a)	81,448	1,863,454
BOC Aviation Ltd.(b)	83,200	755,869
BOE Technology Group Co. Ltd., Class A	962,800	538,584
Bosideng International Holdings Ltd.	1,464,000	835,499
BYD Co. Ltd., Class A	114,750	1,664,510
BYD Co. Ltd., Class H	1,288,000	18,805,893
BYD Electronic International Co. Ltd.	260,000	1,081,859
C&D International Investment Group Ltd.(c)	214,000	431,735
Security	Shares	Value
China (continued)
Caitong Securities Co. Ltd., Class A	177,208	$198,516
Cambricon Technologies Corp. Ltd., Class A(a)	8,525	835,007
CGN Power Co. Ltd., Class A	336,000	171,320
CGN Power Co. Ltd., Class H(b)	3,818,000	1,434,316
Changjiang Securities Co. Ltd., Class A	266,400	271,573
Chaozhou Three-Circle Group Co. Ltd., Class A	33,297	152,486
China CITIC Bank Corp. Ltd., Class H	2,828,200	2,627,741
China Coal Energy Co. Ltd., Class H	666,000	818,319
China Communications Services Corp. Ltd., Class H	996,000	580,109
China Construction Bank Corp., Class A	379,600	495,215
China Construction Bank Corp., Class H	34,034,390	34,810,482
China CSSC Holdings Ltd., Class A	99,600	473,482
China Eastern Airlines Corp. Ltd., Class A(a)	282,295	148,191
China Energy Engineering Corp. Ltd., Class A	763,600	273,967
China Everbright Bank Co. Ltd., Class A	1,045,800	587,048
China Everbright Bank Co. Ltd., Class H	1,162,000	546,041
China Feihe Ltd.(b)	1,328,000	789,497
China Galaxy Securities Co. Ltd., Class A	166,051	394,923
China Galaxy Securities Co. Ltd., Class H	1,209,500	1,634,531
China Gas Holdings Ltd.	1,062,400	1,115,943
China Greatwall Technology Group Co. Ltd., Class A(a)	115,000	240,138
China Hongqiao Group Ltd.(c)	996,000	2,627,344
China International Capital Corp. Ltd., Class A	49,800	249,332
China International Capital Corp. Ltd., Class H(b)	597,600	1,517,448
China Jushi Co. Ltd., Class A	99,671	170,930
China Life Insurance Co. Ltd., Class A	66,490	376,681
China Life Insurance Co. Ltd., Class H	2,656,000	7,672,147
China Literature Ltd.(a)(b)	166,000	652,360
China Longyuan Power Group Corp. Ltd., Class H	1,214,000	1,094,714
China Mengniu Dairy Co. Ltd.	1,105,000	2,299,522
China Merchants Bank Co. Ltd., Class A	448,204	2,761,230
China Merchants Bank Co. Ltd., Class H	1,412,446	9,165,563
China Merchants Energy Shipping Co. Ltd., Class A	149,400	125,277
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	149,400	232,286
China Merchants Port Holdings Co. Ltd.	332,180	654,204
China Merchants Securities Co. Ltd., Class A	199,265	492,720
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	145,060	174,809
China Minsheng Banking Corp. Ltd., Class A	1,029,298	697,293
China Minsheng Banking Corp. Ltd., Class H	2,075,020	1,248,931
China National Building Material Co. Ltd., Class H	1,328,000	790,086
China National Chemical Engineering Co. Ltd., Class A	182,656	202,073
China National Nuclear Power Co. Ltd., Class A	398,400	507,525
China National Software & Service Co. Ltd., Class A(a)	23,050	150,898
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	99,600	517,583
China Oilfield Services Ltd., Class H	664,000	589,718
China Overseas Land & Investment Ltd.	1,328,260	2,297,224
China Pacific Insurance Group Co. Ltd., Class A	149,498	775,205
China Pacific Insurance Group Co. Ltd., Class H	929,600	3,743,886
China Petroleum & Chemical Corp., Class A	730,492	608,123
China Petroleum & Chemical Corp., Class H	8,304,000	4,872,972
China Power International Development Ltd.	1,660,000	650,712
China Railway Group Ltd., Class A	448,200	353,361
China Railway Group Ltd., Class H	1,494,000	751,678
China Resources Beer Holdings Co. Ltd.	581,000	1,931,762
China Resources Gas Group Ltd.	315,400	798,373
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Land Ltd.	1,162,055	$4,261,218
China Resources Microelectronics Ltd., Class A	28,396	183,012
China Resources Mixc Lifestyle Services Ltd.(b)	233,000	1,082,020
China Resources Pharmaceutical Group Ltd.(b)	664,000	463,687
China Resources Power Holdings Co. Ltd.	664,000	1,645,451
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	42,990	186,533
China Ruyi Holdings Ltd.(a)(c)	2,756,000	1,102,400
China Shenhua Energy Co. Ltd., Class A	132,818	701,757
China Shenhua Energy Co. Ltd., Class H	1,221,500	5,294,162
China Southern Airlines Co. Ltd., Class A(a)	315,400	247,555
China State Construction Engineering Corp. Ltd., Class A	896,400	702,710
China State Construction International Holdings Ltd.	664,000	1,017,242
China Taiping Insurance Holdings Co. Ltd.	564,590	1,254,521
China Three Gorges Renewables Group Co. Ltd., Class A	713,800	428,516
China Tourism Group Duty Free Corp. Ltd., Class A	33,298	299,356
China Tower Corp. Ltd., Class H(b)	1,564,200	2,188,808
China United Network Communications Ltd., Class A	657,800	488,048
China Vanke Co. Ltd., Class A(a)	216,007	192,552
China Vanke Co. Ltd., Class H(a)(c)	763,684	484,547
China Yangtze Power Co. Ltd., Class A	514,648	1,987,658
China Zheshang Bank Co. Ltd., Class A	481,400	226,149
Chongqing Brewery Co. Ltd., Class A	18,296	140,050
Chongqing Changan Automobile Co. Ltd., Class A	166,078	295,590
Chongqing Rural Commercial Bank Co. Ltd., Class A	188,700	177,345
Chongqing Rural Commercial Bank Co. Ltd., Class H	793,000	628,961
Chongqing Zhifei Biological Products Co. Ltd., Class A	49,800	165,356
Chow Tai Fook Jewellery Group Ltd.	730,800	1,220,503
CITIC Ltd.	1,494,000	2,241,259
CITIC Securities Co. Ltd., Class A	265,817	1,066,980
CITIC Securities Co. Ltd., Class H	581,025	2,041,485
CMOC Group Ltd., Class A	531,200	656,937
CMOC Group Ltd., Class H	1,035,000	1,174,863
Contemporary Amperex Technology Co. Ltd., Class A	93,098	3,399,974
Contemporary Amperex Technology Co. Ltd., Class H(a)(c)	30,000	1,552,357
Cosco Shipping Energy Transportation Co. Ltd., Class A	83,000	115,604
Cosco Shipping Holdings Co. Ltd., Class A	315,612	682,508
Cosco Shipping Holdings Co. Ltd., Class H	996,399	1,821,358
CRRC Corp. Ltd., Class A	630,800	644,245
CRRC Corp. Ltd., Class H	1,494,000	1,035,279
CSC Financial Co. Ltd., Class A	116,299	411,510
CSPC Innovation Pharmaceutical Co. Ltd., Class A	32,380	241,606
CSPC Pharmaceutical Group Ltd.	2,989,440	3,757,111
Daqin Railway Co. Ltd., Class A	381,800	345,931
Dong-E-E-Jiao Co. Ltd., Class A	16,600	118,813
Dongfang Electric Corp. Ltd., Class A	83,088	232,180
Dongxing Securities Co. Ltd., Class A	132,898	204,936
East Money Information Co. Ltd., Class A	413,614	1,327,670
Eastroc Beverage Group Co. Ltd., Class A	10,800	421,098
Ecovacs Robotics Co. Ltd., Class A	16,600	182,956
ENN Energy Holdings Ltd.	287,300	2,341,500
Eoptolink Technology Inc. Ltd., Class A	23,360	606,656
Eve Energy Co. Ltd., Class A	49,816	304,710
Security	Shares	Value
China (continued)
Everbright Securities Co. Ltd., Class A	100,693	$253,285
Far East Horizon Ltd.	664,000	676,688
Flat Glass Group Co. Ltd., Class A	49,800	112,066
Focus Media Information Technology Co. Ltd., Class A	382,940	397,458
Foshan Haitian Flavouring & Food Co. Ltd., Class A	115,492	613,057
Fosun International Ltd.	830,000	572,796
Founder Securities Co. Ltd., Class A	182,600	204,995
Foxconn Industrial Internet Co. Ltd., Class A	265,600	1,265,481
Fuyao Glass Industry Group Co. Ltd., Class A	49,899	377,689
Fuyao Glass Industry Group Co. Ltd., Class H(b)	199,200	1,436,146
Ganfeng Lithium Group Co. Ltd., Class A	16,657	82,960
GCL Technology Holdings Ltd.(a)(c)	7,792,000	1,154,514
GD Power Development Co. Ltd., Class A	464,800	295,065
Geely Automobile Holdings Ltd.	2,158,000	4,840,432
Genscript Biotech Corp.(a)(c)	406,000	880,575
GF Securities Co. Ltd., Class A	132,800	352,574
Giant Biogene Holding Co. Ltd.(b)(c)	99,600	710,222
GigaDevice Semiconductor Inc., Class A	16,735	279,953
GoerTek Inc., Class A	83,297	264,040
Goldwind Science & Technology Co. Ltd., Class A	99,613	133,015
Goneo Group Co. Ltd., Class A	34,659	226,348
Gotion High-tech Co. Ltd., Class A	16,600	67,131
Great Wall Motor Co. Ltd., Class A	50,000	149,642
Great Wall Motor Co. Ltd., Class H	830,000	1,354,500
Gree Electric Appliances Inc. of Zhuhai, Class A	66,400	419,642
GRG Banking Equipment Co. Ltd., Class A	116,260	212,853
Guangdong Haid Group Co. Ltd., Class A	33,599	262,896
Guangdong Investment Ltd.	996,000	886,529
Guanghui Energy Co. Ltd., Class A	216,900	162,721
Guangzhou Automobile Group Co. Ltd., Class A	116,200	121,350
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	49,800	185,330
Guangzhou Haige Communications Group Inc. Co., Class A	116,211	212,868
Guangzhou Tinci Materials Technology Co. Ltd., Class A	49,800	130,046
Guosen Securities Co. Ltd., Class A	215,800	396,181
Guotai Haitong Securities Co. Ltd.	271,938	763,715
Guotai Haitong Securities Co. Ltd., Class H(b)	750,576	1,620,290
Guoyuan Securities Co. Ltd., Class A	166,030	195,278
H World Group Ltd., ADR	73,538	2,295,856
Haidilao International Holding Ltd.(b)	600,000	1,063,618
Haier Smart Home Co. Ltd., Class A	149,400	513,278
Haier Smart Home Co. Ltd., Class A	830,000	2,614,812
Hainan Airlines Holding Co. Ltd., Class A(a)	741,800	152,039
Haitian International Holdings Ltd.	166,000	449,985
Hangzhou First Applied Material Co. Ltd., Class A	69,852	141,388
Hangzhou Silan Microelectronics Co. Ltd., Class A	49,800	176,098
Hangzhou Tigermed Consulting Co. Ltd., Class A	17,690	166,444
Hansoh Pharmaceutical Group Co. Ltd.(b)	400,000	1,797,068
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	50,400	123,302
Henan Shuanghui Investment & Development Co. Ltd., Class A	83,098	284,314
Hengan International Group Co. Ltd.	249,000	743,864
Hengli Petrochemical Co. Ltd., Class A	199,299	426,399
Hisense Home Appliances Group Co. Ltd., Class H	166,136	476,430
Hithink RoyalFlush Information Network Co. Ltd., Class A	16,688	653,271
Hoshine Silicon Industry Co. Ltd., Class A	16,600	121,042
Hua Hong Semiconductor Ltd.(b)(c)	212,000	1,091,514
Schedule of Investments
38

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huadian Power International Corp. Ltd., Class A	275,200	$202,294
Huadong Medicine Co. Ltd., Class A	49,887	306,677
Huagong Tech Co. Ltd., Class A	33,200	231,572
Huaibei Mining Holdings Co. Ltd., Class A	67,200	114,365
Hualan Biological Engineering Inc., Class A	50,080	115,051
Huaneng Power International Inc., Class A	332,000	337,264
Huaneng Power International Inc., Class H	1,332,000	904,195
Huatai Securities Co. Ltd., Class A	215,800	598,566
Huatai Securities Co. Ltd., Class H(b)	431,600	993,358
Huaxia Bank Co. Ltd., Class A	348,699	384,157
Huayu Automotive Systems Co. Ltd., Class A	83,200	202,345
Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	233,102
Hundsun Technologies Inc., Class A	47,735	238,467
Hygon Information Technology Co. Ltd., Class A	34,020	653,591
IEIT Systems Co. Ltd., Class A	33,248	256,003
Iflytek Co. Ltd., Class A	49,800	335,944
Imeik Technology Development Co. Ltd., Class A	5,740	147,211
Industrial & Commercial Bank of China Ltd., Class A	1,394,400	1,461,360
Industrial & Commercial Bank of China Ltd., Class H	22,752,350	17,433,413
Industrial Bank Co. Ltd., Class A	464,825	1,457,272
Industrial Securities Co. Ltd., Class A	308,386	277,624
Ingenic Semiconductor Co. Ltd., Class A	17,000	156,500
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,209,696	450,721
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	51,300	143,086
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	315,400	233,007
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	132,891	504,619
Inner Mongolia Yitai Coal Co. Ltd., Class B	347,825	713,733
Innovent Biologics Inc.(a)(b)	431,000	5,334,961
J&T Global Express Ltd.(a)	787,600	1,036,052
JA Solar Technology Co. Ltd., Class A(a)	83,032	127,029
JCET Group Co. Ltd., Class A	34,000	164,694
JD Health International Inc.(a)(b)	390,200	2,495,109
JD Logistics Inc.(a)(b)	713,800	1,237,028
JD.com Inc., Class A	863,232	13,606,205
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	166,000	205,261
Jiangsu Expressway Co. Ltd., Class H	332,000	407,097
Jiangsu Hengli Hydraulic Co. Ltd., Class A	33,265	339,034
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	132,810	1,157,902
Jiangsu King's Luck Brewery JSC Ltd., Class A	33,200	180,810
Jiangsu Yanghe Distillery Co. Ltd., Class A	33,200	310,212
Jiangsu Yoke Technology Co. Ltd., Class A	17,000	129,723
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	33,200	160,314
Jiangsu Zhongtian Technology Co. Ltd., Class A	83,200	159,471
Jiangxi Copper Co. Ltd., Class A	33,200	103,172
Jiangxi Copper Co. Ltd., Class H	498,000	995,367
Jinko Solar Co. Ltd., Class A(a)	212,768	153,957
Kanzhun Ltd., ADR(a)	101,758	1,929,332
KE Holdings Inc., Class A(c)	732,454	4,479,704
Kingdee International Software Group Co. Ltd.(a)	996,000	2,311,727
Kingsoft Corp. Ltd.	332,000	1,509,688
Kuaishou Technology(a)(b)	946,200	9,238,745
Kuang-Chi Technologies Co. Ltd., Class A	34,000	192,138
Kunlun Energy Co. Ltd.	1,328,000	1,279,329
Kunlun Tech Co. Ltd., Class A(a)	36,000	178,701
Kweichow Moutai Co. Ltd., Class A	27,272	5,367,050
Security	Shares	Value
China (continued)
LB Group Co. Ltd., Class A	66,400	$156,666
Legend Biotech Corp., ADR(a)(c)	23,572	920,958
Lenovo Group Ltd.	2,908,000	3,728,780
Lens Technology Co. Ltd., Class A	83,086	261,321
Li Auto Inc., Class A(a)	448,236	5,868,174
Li Ning Co. Ltd.	830,000	1,758,512
Lingyi iTech Guangdong Co., Class A	149,400	185,306
Longfor Group Holdings Ltd.(b)	747,000	929,760
LONGi Green Energy Technology Co. Ltd., Class A(a)	182,628	398,342
Luxshare Precision Industry Co. Ltd., Class A	133,030	671,515
Luzhou Laojiao Co. Ltd., Class A	33,200	565,056
Mango Excellent Media Co. Ltd., Class A	50,550	154,054
Maxscend Microelectronics Co. Ltd., Class A	16,664	171,159
Meituan, Class B(a)(b)	1,759,850	27,150,155
Metallurgical Corp. of China Ltd., Class A	581,008	243,745
Midea Group Co. Ltd., Class A	80,500	781,819
Midea Group Co. Ltd., Class H	116,200	1,125,887
MINISO Group Holding Ltd.	166,960	794,741
MMG Ltd.(a)	1,331,200	647,257
Montage Technology Co. Ltd., Class A	33,200	389,900
Muyuan Foods Co. Ltd., Class A	116,236	745,985
NARI Technology Co. Ltd., Class A	199,267	604,249
NAURA Technology Group Co. Ltd., Class A	16,065	744,276
NetEase Inc.	614,270	16,058,393
New China Life Insurance Co. Ltd., Class A	50,199	463,321
New China Life Insurance Co. Ltd., Class H	332,000	2,124,438
New Hope Liuhe Co. Ltd., Class A	116,272	154,795
New Oriental Education & Technology Group Inc.	448,580	1,989,310
Ninestar Corp., Class A(a)	50,300	163,819
Ningbo Deye Technology Co. Ltd., Class A	23,192	164,071
Ningbo Orient Wires & Cables Co. Ltd., Class A	16,600	108,925
Ningbo Tuopu Group Co. Ltd., Class A	35,280	223,794
Ningxia Baofeng Energy Group Co. Ltd., Class A	215,800	464,370
NIO Inc., Class A(a)(c)	551,442	2,639,381
Nongfu Spring Co. Ltd., Class H(b)	697,600	4,030,485
OmniVision Integrated Circuits Group Inc.	33,210	555,602
Oppein Home Group Inc., Class A	16,600	118,524
Orient Overseas International Ltd.	83,000	1,493,359
Orient Securities Co. Ltd., Class A	149,413	232,613
PDD Holdings Inc., ADR(a)(c)	244,995	27,794,683
People's Insurance Co. Group of China Ltd. (The), Class A	201,600	228,275
People's Insurance Co. Group of China Ltd. (The), Class H	3,154,000	2,423,117
PetroChina Co. Ltd., Class A	481,400	591,874
PetroChina Co. Ltd., Class H	7,504,000	7,333,143
Pharmaron Beijing Co. Ltd., Class A	42,250	181,003
PICC Property & Casualty Co. Ltd., Class H	2,331,814	4,839,870
Ping An Bank Co. Ltd., Class A	415,038	703,377
Ping An Insurance Group Co. of China Ltd., Class A	249,099	2,023,709
Ping An Insurance Group Co. of China Ltd., Class H	2,367,500	16,253,742
Poly Developments and Holdings Group Co. Ltd., Class A	249,295	275,474
Pop Mart International Group Ltd.(b)	199,200	6,213,818
Postal Savings Bank of China Co. Ltd., Class A	664,000	528,263
Postal Savings Bank of China Co. Ltd., Class H(b)	2,988,000	2,110,754
Power Construction Corp. of China Ltd., Class A	381,800	361,048
Qifu Technology Inc.	37,682	1,293,623
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	132,800	331,596
Range Intelligent Computing Technology Group Co. Ltd., Class A	33,600	230,925
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Rockchip Electronics Co. Ltd., Class A	8,700	$194,611
Rongsheng Petrochemical Co. Ltd., Class A	265,668	336,190
SAIC Motor Corp. Ltd., Class A	166,098	394,654
Sanan Optoelectronics Co. Ltd., Class A	41,600	71,950
Sany Heavy Industry Co. Ltd., Class A	215,899	596,141
Satellite Chemical Co. Ltd., Class A	83,091	224,037
SDIC Power Holdings Co. Ltd., Class A	144,000	314,435
Seres Group Co. Ltd., Class A	33,800	592,643
SF Holding Co. Ltd., Class A	116,295	740,517
SG Micro Corp., Class A	21,520	212,081
Shaanxi Coal Industry Co. Ltd., Class A	215,899	602,059
Shandong Gold Mining Co. Ltd., Class A	83,080	338,101
Shandong Gold Mining Co. Ltd., Class H(b)	290,500	898,346
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	66,420	220,511
Shandong Nanshan Aluminum Co. Ltd., Class A	448,200	243,630
Shandong Sun Paper Industry JSC Ltd., Class A	83,000	160,098
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	930,800	819,341
Shanghai Baosight Software Co. Ltd., Class A	49,847	170,529
Shanghai Baosight Software Co. Ltd., Class B	265,605	365,090
Shanghai Electric Group Co. Ltd., Class A(a)	298,800	322,728
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	66,400	254,181
Shanghai International Airport Co. Ltd., Class A	33,200	147,949
Shanghai M&G Stationery Inc., Class A	16,900	72,086
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	83,000	219,115
Shanghai Pudong Development Bank Co. Ltd., Class A	597,695	1,060,298
Shanghai Putailai New Energy Technology Co. Ltd., Class A	51,260	124,279
Shanghai Rural Commercial Bank Co. Ltd., Class A	218,400	275,313
Shanghai United Imaging Healthcare Co. Ltd., Class A	20,020	370,073
Shanjin International Gold Co. Ltd., Class A	50,021	124,841
Shanxi Coking Coal Energy Group Co. Ltd., Class A	149,400	145,901
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	33,200	63,086
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	33,280	824,959
Shengyi Technology Co. Ltd., Class A	49,800	294,628
Shennan Circuits Co. Ltd., Class A	21,486	421,444
Shenwan Hongyuan Group Co. Ltd., Class A	680,697	499,121
Shenzhen Inovance Technology Co. Ltd., Class A	33,500	293,067
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	33,275	1,064,684
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	18,000	138,415
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	33,200	229,540
Shenzhen Transsion Holdings Co. Ltd., Class A	27,505	289,843
Shenzhou International Group Holdings Ltd.	298,800	2,150,392
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	4,133	175,766
Sichuan Chuantou Energy Co. Ltd., Class A	83,000	179,412
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	33,200	173,682
Sichuan Road & Bridge Group Co. Ltd., Class A	132,800	152,888
Sieyuan Electric Co. Ltd., Class A	16,800	181,452
Sino Biopharmaceutical Ltd.	3,656,250	3,501,595
Sinopharm Group Co. Ltd., Class H	464,800	1,117,206
Sinotruk Hong Kong Ltd.	255,000	777,126
Smoore International Holdings Ltd.(b)(c)	664,000	1,790,411
Security	Shares	Value
China (continued)
SooChow Securities Co. Ltd., Class A	158,357	$209,469
Southwest Securities Co. Ltd., Class A	332,000	208,455
Spring Airlines Co. Ltd., Class A	17,000	123,024
Sungrow Power Supply Co. Ltd., Class A	46,880	466,780
Sunny Optical Technology Group Co. Ltd.	249,000	2,307,067
Sunwoda Electronic Co. Ltd., Class A	51,499	153,210
SUPCON Technology Co. Ltd., Class A	30,659	202,588
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	33,200	267,081
Suzhou TFC Optical Communication Co. Ltd., Class A	23,192	336,670
TAL Education Group, ADR(a)(c)	149,068	1,630,804
TBEA Co. Ltd., Class A	151,606	283,784
TCL Technology Group Corp., Class A	459,750	280,046
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	107,098	120,816
Tencent Holdings Ltd.	2,278,400	159,515,791
Tencent Music Entertainment Group, ADR	264,404	5,549,840
Tianqi Lithium Corp., Class A(a)	33,600	177,563
Tianshui Huatian Technology Co. Ltd., Class A	133,000	184,231
Tingyi Cayman Islands Holding Corp.	666,000	984,523
Tongcheng Travel Holdings Ltd.	464,800	1,164,616
Tongling Nonferrous Metals Group Co. Ltd., Class A	397,400	191,133
Tongwei Co. Ltd., Class A(a)	99,600	281,638
TravelSky Technology Ltd., Class H	334,000	531,020
Trina Solar Co. Ltd., Class A(a)	33,396	71,629
Trip.com Group Ltd.	215,830	13,399,253
Tsingtao Brewery Co. Ltd., Class A	16,600	156,063
Tsingtao Brewery Co. Ltd., Class H	234,000	1,486,590
Unigroup Guoxin Microelectronics Co. Ltd., Class A	16,699	160,469
Unisplendour Corp. Ltd., Class A	83,020	283,193
Victory Giant Technology Huizhou Co. Ltd., Class A	18,400	486,403
Vipshop Holdings Ltd., ADR	118,842	1,793,326
Wanhua Chemical Group Co. Ltd., Class A	66,499	573,284
Want Want China Holdings Ltd.	1,828,000	1,321,231
Weichai Power Co. Ltd., Class A	166,000	347,601
Weichai Power Co. Ltd., Class H	664,600	1,408,863
Wens Foodstuff Group Co. Ltd., Class A	166,098	398,046
Western Securities Co. Ltd., Class A	199,299	231,015
Western Superconducting Technologies Co. Ltd., Class A	33,200	250,593
Wingtech Technology Co. Ltd., Class A	33,200	169,809
Wuhan Guide Infrared Co. Ltd., Class A(a)	99,760	162,251
Wuliangye Yibin Co. Ltd., Class A	83,099	1,394,245
WUS Printed Circuit Kunshan Co. Ltd., Class A	49,850	386,396
WuXi AppTec Co. Ltd., Class A	49,864	660,868
WuXi AppTec Co. Ltd., Class H(b)(c)	116,574	1,555,006
Wuxi Biologics Cayman Inc.(a)(b)	1,245,000	5,062,209
XCMG Construction Machinery Co. Ltd., Class A	282,298	327,929
Xiamen C & D Inc., Class A	83,000	116,671
Xiaomi Corp., Class B(a)(b)	6,054,000	40,731,011
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	38,748	138,817
Xinyi Solar Holdings Ltd.(c)	1,660,000	642,626
XPeng Inc., Class A(a)	436,202	3,969,436
Yadea Group Holdings Ltd.(b)	382,000	601,109
Yankuang Energy Group Co. Ltd., Class A	129,720	226,629
Yankuang Energy Group Co. Ltd., Class H	1,164,700	1,327,913
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	33,301	179,481
Yealink Network Technology Corp. Ltd., Class A	16,927	78,498
Yifeng Pharmacy Chain Co. Ltd., Class A	30,484	100,007
Yihai Kerry Arawana Holdings Co. Ltd., Class A	33,200	138,902
Schedule of Investments
40

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Yonyou Network Technology Co. Ltd., Class A(a)	83,290	$182,227
YTO Express Group Co. Ltd., Class A	83,000	169,288
Yum China Holdings Inc.	133,877	6,249,378
Yunnan Aluminium Co. Ltd., Class A	68,000	146,110
Yunnan Baiyao Group Co. Ltd., Class A	33,915	263,504
Yunnan Energy New Material Co. Ltd., Class A(a)	24,500	100,217
Yutong Bus Co. Ltd., Class A	50,400	173,985
Zangge Mining Co. Ltd., Class A	16,600	105,565
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	16,602	458,207
Zhaojin Mining Industry Co. Ltd., Class H	581,000	1,442,755
Zhejiang China Commodities City Group Co. Ltd., Class A	119,000	350,804
Zhejiang Chint Electrics Co. Ltd., Class A	66,400	208,983
Zhejiang Dahua Technology Co. Ltd., Class A	99,600	224,056
Zhejiang Expressway Co. Ltd., Class H	665,400	633,999
Zhejiang Huayou Cobalt Co. Ltd., Class A	49,800	304,081
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	16,600	64,010
Zhejiang Juhua Co. Ltd., Class A	67,200	248,674
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	182,637	1,404,380
Zhejiang NHU Co. Ltd., Class A	99,812	309,655
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	16,600	60,673
Zhejiang Supor Co. Ltd., Class A	18,299	131,530
Zhejiang Zheneng Electric Power Co. Ltd., Class A	252,000	181,258
Zheshang Securities Co. Ltd., Class A	116,200	182,720
Zhongji Innolight Co. Ltd., Class A	23,658	707,704
Zhongjin Gold Corp. Ltd., Class A	100,800	200,045
Zhongsheng Group Holdings Ltd.	332,000	558,461
Zhuzhou CRRC Times Electric Co. Ltd., Class H	199,200	808,032
Zijin Mining Group Co. Ltd., Class A	448,200	1,186,020
Zijin Mining Group Co. Ltd., Class H	1,992,000	5,282,104
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	166,037	168,948
ZTE Corp., Class A	83,000	393,433
ZTE Corp., Class H	265,600	838,025
ZTO Express Cayman Inc.	149,424	2,912,963
		914,567,345
Hong Kong — 4.9%
AIA Group Ltd.	3,785,200	35,293,832
BOC Hong Kong Holdings Ltd.	1,328,000	5,963,058
CK Asset Holdings Ltd.	664,132	3,043,185
CK Hutchison Holdings Ltd.	920,132	5,989,140
CK Infrastructure Holdings Ltd.	235,500	1,658,624
CLP Holdings Ltd.	581,000	5,042,949
Futu Holdings Ltd., ADR	21,746	3,341,925
Galaxy Entertainment Group Ltd.	788,000	3,842,810
Hang Seng Bank Ltd.	265,600	3,868,915
Henderson Land Development Co. Ltd.	498,166	1,743,220
HKT Trust & HKT Ltd., Class SS	1,328,640	2,092,046
Hong Kong & China Gas Co. Ltd.	3,984,763	3,556,653
Hong Kong Exchanges & Clearing Ltd.	413,858	22,397,497
Hongkong Land Holdings Ltd.	398,400	2,410,320
Jardine Matheson Holdings Ltd.	49,800	2,704,207
Link REIT	929,600	5,179,503
MTR Corp. Ltd.	582,000	2,093,610
Power Assets Holdings Ltd.	499,500	3,288,757
Sands China Ltd.	863,200	2,089,606
Sino Land Co. Ltd.	1,329,200	1,532,168
SITC International Holdings Co. Ltd.	498,000	1,614,535
Sun Hung Kai Properties Ltd.	498,000	5,914,978
Security	Shares	Value
Hong Kong (continued)
Swire Pacific Ltd., Class A	155,000	$1,401,097
Techtronic Industries Co. Ltd.	498,000	5,954,909
WH Group Ltd.(b)	2,988,000	2,991,400
Wharf Holdings Ltd. (The)	346,000	985,108
Wharf Real Estate Investment Co. Ltd.	607,000	1,927,111
		137,921,163
India — 19.0%
ABB India Ltd.	19,422	1,216,170
Adani Enterprises Ltd.	57,104	1,576,686
Adani Ports & Special Economic Zone Ltd.	190,371	2,969,227
Adani Power Ltd.(a)	210,439	1,402,373
Alkem Laboratories Ltd.	14,953	856,731
Ambuja Cements Ltd.	220,448	1,484,273
APL Apollo Tubes Ltd.	61,918	1,126,789
Apollo Hospitals Enterprise Ltd.	35,856	3,056,931
Ashok Leyland Ltd.	1,035,634	1,423,232
Asian Paints Ltd.	131,592	3,591,887
Astral Ltd.	45,640	727,942
AU Small Finance Bank Ltd.(b)	127,156	1,071,418
Aurobindo Pharma Ltd.(a)	93,857	1,213,499
Avenue Supermarts Ltd.(a)(b)	56,661	2,751,497
Axis Bank Ltd.	808,421	9,817,526
Bajaj Auto Ltd.	23,414	2,131,782
Bajaj Finance Ltd.	986,404	9,871,306
Bajaj Finserv Ltd.	136,120	3,012,002
Bajaj Holdings & Investment Ltd.	9,794	1,555,118
Balkrishna Industries Ltd.	29,050	883,981
Bank of Baroda	365,532	987,697
Bharat Electronics Ltd.	1,291,314	5,609,853
Bharat Forge Ltd.	91,798	1,221,827
Bharat Heavy Electricals Ltd.	384,456	1,040,092
Bharat Petroleum Corp. Ltd.	543,027	2,029,257
Bharti Airtel Ltd.	911,734	19,847,661
Bosch Ltd.	2,672	1,228,547
Britannia Industries Ltd.	37,112	2,441,790
BSE Ltd.	46,686	1,285,401
Canara Bank	672,718	818,682
CG Power & Industrial Solutions Ltd.	223,768	1,680,135
Cholamandalam Investment and Finance Co. Ltd.	150,110	2,460,844
Cipla Ltd.	193,722	3,421,170
Coal India Ltd.	633,788	2,710,360
Colgate-Palmolive India Ltd.	47,476	1,213,930
Container Corp. of India Ltd.	100,845	662,902
Coromandel International Ltd.	41,685	1,274,667
Cummins India Ltd.	48,156	1,944,931
Dabur India Ltd.	192,726	1,161,195
Divi's Laboratories Ltd.	41,832	3,132,567
Dixon Technologies India Ltd.	12,984	2,480,776
DLF Ltd.	278,342	2,475,481
Dr Reddy's Laboratories Ltd.	205,508	2,965,007
Eicher Motors Ltd.	47,808	2,974,742
Eternal Ltd.(a)	1,719,289	6,000,511
FSN E-Commerce Ventures Ltd.(a)	404,526	965,082
GAIL India Ltd.	844,110	1,700,384
GMR Airports Infrastructure Ltd.(a)	953,520	973,252
Godrej Consumer Products Ltd.	147,076	2,107,326
Godrej Properties Ltd.(a)	54,012	1,287,855
Grasim Industries Ltd.	95,616	2,987,373
Havells India Ltd.	91,466	1,562,214
HCL Technologies Ltd.	334,988	5,584,284
HDFC Asset Management Co. Ltd.(b)	35,026	2,251,026
HDFC Bank Ltd.	1,995,758	45,799,250
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
HDFC Life Insurance Co. Ltd.(b)	344,948	$2,963,857
Hero MotoCorp Ltd.	41,850	2,027,327
Hindalco Industries Ltd.	478,454	3,704,007
Hindustan Aeronautics Ltd.	70,550	3,630,929
Hindustan Petroleum Corp. Ltd.	341,904	1,623,306
Hindustan Unilever Ltd.	288,135	8,275,117
Hyundai Motor India Ltd.(a)	58,812	1,442,100
ICICI Bank Ltd.	1,859,959	31,320,396
ICICI Lombard General Insurance Co. Ltd.(b)	84,826	1,861,543
ICICI Prudential Life Insurance Co. Ltd.(b)	125,052	876,961
IDFC First Bank Ltd.	1,253,592	979,444
Indian Hotels Co. Ltd., Class A	309,922	2,606,774
Indian Oil Corp. Ltd.	1,011,770	1,671,479
Indian Railway Catering & Tourism Corp. Ltd.	81,672	673,284
Indus Towers Ltd.(a)	451,188	1,860,725
IndusInd Bank Ltd.	202,003	1,832,692
Info Edge India Ltd.	132,800	2,097,050
Infosys Ltd.	1,167,264	19,851,598
InterGlobe Aviation Ltd.(a)(b)	67,832	4,552,098
ITC Ltd.	1,047,792	4,913,824
Jindal Stainless Ltd.	119,072	939,952
Jindal Steel & Power Ltd.	136,120	1,492,310
Jio Financial Services Ltd.(a)	1,007,526	3,767,669
JSW Energy Ltd.	153,660	899,129
JSW Steel Ltd.	221,610	2,643,532
Jubilant Foodworks Ltd.	131,970	983,297
Kalyan Jewellers India Ltd.	147,397	993,923
Kotak Mahindra Bank Ltd.	386,988	8,718,972
Larsen & Toubro Ltd.	241,022	9,967,621
Lodha Developers Ltd.(b)	105,742	1,478,515
LTIMindtree Ltd.(b)	26,062	1,507,582
Lupin Ltd.	82,668	1,806,888
Mahindra & Mahindra Ltd.	329,808	12,014,437
Mankind Pharma Ltd.(a)	44,158	1,288,341
Marico Ltd.	184,426	1,490,085
Maruti Suzuki India Ltd.	44,322	6,357,500
Max Healthcare Institute Ltd.	275,228	3,904,818
Mphasis Ltd.	37,018	1,168,782
MRF Ltd.	830	1,396,652
Muthoot Finance Ltd.	44,488	1,323,065
Nestle India Ltd.	118,586	3,035,796
NHPC Ltd.	1,109,710	1,047,252
NMDC Ltd.	1,118,121	898,686
NTPC Ltd.	1,544,241	5,860,885
Oberoi Realty Ltd.	45,478	841,905
Oil & Natural Gas Corp. Ltd.	1,089,956	2,986,195
Oil India Ltd.	179,642	898,599
Oracle Financial Services Software Ltd.	7,802	749,048
Page Industries Ltd.	2,158	1,199,811
PB Fintech Ltd.(a)	122,241	2,508,508
Persistent Systems Ltd.	38,346	2,240,977
Petronet LNG Ltd.	265,600	870,756
Phoenix Mills Ltd. (The)	71,990	1,214,898
PI Industries Ltd.	27,058	1,309,523
Pidilite Industries Ltd.	55,278	1,807,567
Polycab India Ltd.	18,758	1,453,728
Power Finance Corp. Ltd.	534,852	2,489,654
Power Grid Corp. of India Ltd.	1,608,208	5,316,361
Prestige Estates Projects Ltd.	62,211	1,149,411
Punjab National Bank	824,263	985,767
Rail Vikas Nigam Ltd.	187,746	740,307
REC Ltd.	473,598	2,122,817
Security	Shares	Value
India (continued)
Reliance Industries Ltd.	2,144,861	$33,872,685
Samvardhana Motherson International Ltd.	1,730,700	1,904,884
SBI Cards & Payment Services Ltd.	101,094	931,786
SBI Life Insurance Co. Ltd.(b)	159,734	3,341,709
Shree Cement Ltd.	3,320	1,163,804
Shriram Finance Ltd.	503,644	3,607,145
Siemens Ltd.	32,038	1,103,109
Solar Industries India Ltd.	9,744	1,574,720
Sona Blw Precision Forgings Ltd.(b)	155,090	790,041
SRF Ltd.	48,804	1,688,492
State Bank of India	626,831	5,679,365
Sun Pharmaceutical Industries Ltd.	336,814	6,540,938
Sundaram Finance Ltd.	23,352	1,242,090
Supreme Industries Ltd.	23,315	1,139,701
Suzlon Energy Ltd.(a)	3,418,604	2,385,122
Tata Communications Ltd.	42,330	830,489
Tata Consultancy Services Ltd.	315,280	10,872,885
Tata Consumer Products Ltd.	206,786	2,525,089
Tata Elxsi Ltd.	12,284	851,080
Tata Motors Ltd.	706,910	5,343,295
Tata Power Co. Ltd. (The)	557,082	2,516,345
Tata Steel Ltd.	2,622,966	4,710,402
Tech Mahindra Ltd.	191,564	3,178,058
Thermax Ltd.	14,360	643,738
Titan Co. Ltd.	126,742	4,824,613
Torrent Pharmaceuticals Ltd.	40,956	1,743,316
Torrent Power Ltd.	59,620	885,330
Trent Ltd.	64,242	3,664,383
Tube Investments of India Ltd.	36,828	1,188,961
TVS Motor Co. Ltd.	85,490	2,722,975
UltraTech Cement Ltd.	42,816	5,961,435
Union Bank of India Ltd.	554,920	824,118
United Spirits Ltd.	106,738	1,629,634
UPL Ltd.	155,210	1,241,733
Varun Beverages Ltd.	481,382	2,861,006
Vedanta Ltd.	473,930	2,288,778
Vodafone Idea Ltd.(a)	9,281,724	728,730
Voltas Ltd.	79,057	1,193,232
Wipro Ltd.	933,916	2,627,065
Yes Bank Ltd.(a)	5,016,188	1,078,768
Zydus Lifesciences Ltd.	90,636	998,149
		529,563,671
Indonesia — 1.3%
Alamtri Resources Indonesia Tbk PT	3,917,600	439,152
Amman Mineral Internasional PT(a)	2,307,400	1,176,121
Astra International Tbk PT	7,270,800	2,247,553
Bank Central Asia Tbk PT	19,310,800	9,678,485
Bank Mandiri Persero Tbk PT	13,047,604	3,551,959
Bank Negara Indonesia Persero Tbk PT	5,343,030	1,295,731
Bank Rakyat Indonesia Persero Tbk PT	24,086,667	5,393,738
Barito Pacific Tbk PT	8,748,563	1,392,129
Chandra Asri Pacific Tbk PT	3,046,000	1,712,503
Charoen Pokphand Indonesia Tbk PT	2,822,000	843,424
GoTo Gojek Tokopedia Tbk PT(a)	322,125,510	1,265,841
Indofood CBP Sukses Makmur Tbk PT	796,800	473,322
Indofood Sukses Makmur Tbk PT	1,577,000	814,293
Kalbe Farma Tbk PT	7,688,800	665,006
Sumber Alfaria Trijaya Tbk PT	6,474,000	909,932
Telkom Indonesia Persero Tbk PT	16,749,400	2,941,110
United Tractors Tbk PT	530,243	776,975
		35,577,274
Schedule of Investments
42

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia — 1.4%
AMMB Holdings Bhd	869,600	$1,027,506
Axiata Group Bhd	1,012,600	639,479
CELCOMDIGI Bhd	1,259,000	1,133,543
CIMB Group Holdings Bhd(c)	2,827,600	4,322,316
Gamuda Bhd	1,581,400	1,908,743
Genting Bhd(c)	697,200	510,137
Hong Leong Bank Bhd	220,900	982,031
IHH Healthcare Bhd	747,000	1,164,725
IOI Corp. Bhd	896,400	791,577
Kuala Lumpur Kepong Bhd	193,600	888,790
Malayan Banking Bhd	1,909,000	4,198,692
Maxis Bhd	879,800	707,888
MISC Bhd	348,600	608,805
MR DIY Group M Bhd(b)	1,093,200	421,439
Nestle Malaysia Bhd	27,800	573,348
Petronas Chemicals Group Bhd	857,300	775,848
Petronas Dagangan Bhd	116,200	586,922
Petronas Gas Bhd	299,000	1,260,497
PPB Group Bhd	249,020	549,742
Press Metal Aluminium Holdings Bhd	1,377,800	1,720,741
Public Bank Bhd	5,086,550	5,009,583
QL Resources Bhd	721,850	719,311
RHB Bank Bhd	498,145	715,182
SD Guthrie Bhd	780,200	871,543
Sime Darby Bhd	830,000	316,401
Sunway Bhd	813,400	898,900
Telekom Malaysia Bhd	464,800	733,812
Tenaga Nasional Bhd(c)	925,200	2,818,110
YTL Corp. Bhd	1,489,320	862,144
YTL Power International Bhd	1,042,840	993,859
		38,711,614
Philippines — 0.5%
Ayala Corp.	91,308	923,528
Ayala Land Inc.	2,373,800	1,014,219
Bank of the Philippine Islands	639,102	1,295,022
BDO Unibank Inc.	867,469	2,117,600
International Container Terminal Services Inc.	352,480	2,706,487
Jollibee Foods Corp.	184,260	684,423
Manila Electric Co.	92,960	855,775
Metropolitan Bank & Trust Co.	713,800	906,415
PLDT Inc.	26,565	599,952
SM Investments Corp.	84,660	1,184,289
SM Prime Holdings Inc.	3,635,425	1,445,881
		13,733,591
Singapore — 4.2%
CapitaLand Ascendas REIT	1,294,814	2,772,361
CapitaLand Integrated Commercial Trust	2,112,091	3,566,182
CapitaLand Investment Ltd./Singapore	846,600	1,803,090
DBS Group Holdings Ltd.	740,250	27,170,483
Genting Singapore Ltd.(c)	1,859,200	1,048,744
Grab Holdings Ltd., Class A(a)	829,834	4,057,888
Keppel Ltd.	531,200	3,451,120
Oversea-Chinese Banking Corp. Ltd.	1,195,275	15,489,758
Sea Ltd., ADR(a)	134,808	21,117,673
Sembcorp Industries Ltd.	315,400	1,875,396
Singapore Airlines Ltd.	515,000	2,689,929
Singapore Exchange Ltd.	309,700	3,797,418
Singapore Technologies Engineering Ltd.	564,800	3,799,568
Singapore Telecommunications Ltd.	2,656,000	7,915,271
United Overseas Bank Ltd.	445,900	12,388,323
Wilmar International Ltd.	597,600	1,352,582
Security	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	929,600	$1,823,343
		116,119,129
South Korea — 11.8%
Alteogen Inc.(a)	14,263	4,601,019
Amorepacific Corp.	10,624	1,023,760
Celltrion Inc.(c)	57,508	7,372,697
CJ CheilJedang Corp.	2,990	538,395
Coway Co. Ltd.	19,754	1,540,726
DB Insurance Co. Ltd.	15,458	1,420,814
Doosan Bobcat Inc.	19,256	763,368
Doosan Enerbility Co. Ltd.(a)(c)	158,709	7,435,296
Ecopro BM Co. Ltd.(a)(c)	17,596	1,391,981
Ecopro Co. Ltd.	36,768	1,292,721
Hana Financial Group Inc.	100,547	6,147,351
Hanjin Kal Corp.	8,584	671,529
Hankook Tire & Technology Co. Ltd.	28,220	900,139
Hanmi Semiconductor Co. Ltd.(c)	15,438	1,001,320
Hanwha Aerospace Co. Ltd.	12,122	8,648,467
Hanwha Ocean Co. Ltd.(a)	37,682	3,029,185
Hanwha Systems Co. Ltd.	26,728	1,137,289
HD Hyundai Co. Ltd.	16,217	1,659,380
HD Hyundai Electric Co. Ltd.	8,072	2,872,519
HD Hyundai Heavy Industries Co. Ltd.	8,134	2,854,703
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	14,940	3,839,314
HLB Inc.(a)(c)	42,496	1,465,530
HMM Co. Ltd.	91,632	1,540,587
HYBE Co. Ltd.	7,969	1,481,132
Hyundai Glovis Co. Ltd.	13,078	1,381,470
Hyundai Mobis Co. Ltd.	21,248	4,483,745
Hyundai Motor Co.	47,310	7,197,142
Hyundai Rotem Co. Ltd.	27,301	3,946,583
Industrial Bank of Korea	101,924	1,421,988
Kakao Corp.	110,997	4,603,974
KakaoBank Corp.(c)	60,922	1,225,007
KB Financial Group Inc.	131,638	10,458,397
Kia Corp.	85,656	6,267,515
Korea Aerospace Industries Ltd.	26,228	1,776,166
Korea Electric Power Corp.	91,300	2,521,875
Korea Investment Holdings Co. Ltd.	14,442	1,478,485
Korea Zinc Co. Ltd.	1,530	877,122
Korean Air Lines Co. Ltd.	67,064	1,135,419
Krafton Inc.(a)	10,193	2,400,000
KT&G Corp.	34,362	3,220,538
LG Chem Ltd.	17,596	3,783,225
LG Corp.	31,706	1,800,099
LG Display Co. Ltd.(a)	111,718	864,990
LG Electronics Inc.	36,114	1,998,883
LG Energy Solution Ltd.(a)(c)	16,766	4,583,220
LG H&H Co. Ltd.	3,486	790,193
LG Innotek Co. Ltd.	5,148	574,390
LG Uplus Corp.	69,388	730,419
LS Electric Co. Ltd.	5,306	1,171,102
Meritz Financial Group Inc.	29,391	2,440,852
Mirae Asset Securities Co. Ltd.	80,676	1,101,159
NAVER Corp.	50,298	8,464,907
NH Investment & Securities Co. Ltd.	49,966	724,359
Orion Corp./Republic of Korea(c)	7,564	603,946
POSCO Future M Co. Ltd.(a)(c)	12,609	1,282,704
POSCO Holdings Inc.	25,743	5,661,124
Posco International Corp.(c)	19,277	673,985
Samsung Biologics Co. Ltd.(a)(b)	6,142	4,692,657
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung C&T Corp.	29,650	$3,577,119
Samsung Electro-Mechanics Co. Ltd.	19,042	2,023,160
Samsung Electronics Co. Ltd.	1,672,794	85,252,170
Samsung Fire & Marine Insurance Co. Ltd.	10,956	3,458,692
Samsung Heavy Industries Co. Ltd.(a)	249,996	3,412,300
Samsung Life Insurance Co. Ltd.	28,552	2,577,230
Samsung SDI Co. Ltd.	22,183	3,183,175
Samsung SDS Co. Ltd.	15,438	1,768,700
Samyang Foods Co. Ltd.(c)	1,501	1,551,035
Shinhan Financial Group Co. Ltd.	150,384	7,322,782
SK Biopharmaceuticals Co. Ltd.(a)	11,787	830,128
SK Hynix Inc.	192,404	37,290,937
SK Inc.	12,284	1,782,801
SK Innovation Co. Ltd.	24,260	1,877,029
SK Square Co. Ltd.(a)	32,890	3,542,593
SK Telecom Co. Ltd.	16,782	677,850
SKC Co. Ltd.(a)(c)	6,972	501,699
S-Oil Corp.	13,281	599,066
Woori Financial Group Inc.	235,222	4,173,586
Yuhan Corp.	20,418	1,719,296
		328,088,210
Switzerland — 0.2%
BeOne Medicines Ltd.(a)	299,630	6,811,912
Taiwan — 21.8%
Accton Technology Corp.	180,000	5,316,154
Acer Inc.	996,830	1,064,975
Advantech Co. Ltd.	166,927	1,856,869
Airtac International Group	49,109	1,396,734
Alchip Technologies Ltd.	29,000	3,707,272
ASE Technology Holding Co. Ltd.	1,175,110	5,698,561
Asia Cement Corp.	840,448	1,136,091
Asia Vital Components Co. Ltd.	123,000	3,738,494
Asustek Computer Inc.	255,100	5,599,804
AUO Corp.	2,324,264	926,618
Catcher Technology Co. Ltd.	228,000	1,610,164
Cathay Financial Holding Co. Ltd.	3,333,374	6,756,203
Chailease Holding Co. Ltd.	514,802	1,987,471
Chang Hwa Commercial Bank Ltd.	2,212,982	1,366,889
Cheng Shin Rubber Industry Co. Ltd.	664,303	888,628
China Airlines Ltd.	996,000	682,497
China Steel Corp.	4,153,484	2,697,282
Chunghwa Telecom Co. Ltd.	1,328,110	5,739,133
Compal Electronics Inc.	1,330,000	1,301,541
CTBC Financial Holding Co. Ltd.	5,976,456	8,212,228
Delta Electronics Inc.	664,000	12,508,496
E Ink Holdings Inc.	325,000	2,212,994
E.Sun Financial Holding Co. Ltd.	5,198,254	5,559,498
Eclat Textile Co. Ltd.	60,208	805,362
Elite Material Co. Ltd.	107,000	3,922,257
eMemory Technology Inc.	23,000	1,556,974
Eva Airways Corp.	996,000	1,255,856
Evergreen Marine Corp. Taiwan Ltd.	364,376	2,404,479
Far Eastern New Century Corp.	996,040	954,648
Far EasTone Telecommunications Co. Ltd.	664,000	1,810,993
Feng TAY Enterprise Co. Ltd.	191,100	755,731
First Financial Holding Co. Ltd.	3,984,832	3,936,353
Formosa Chemicals & Fibre Corp.	996,740	957,234
Formosa Plastics Corp.	1,494,400	2,125,774
Fortune Electric Co. Ltd.	57,640	1,268,599
Fubon Financial Holding Co. Ltd.	2,822,239	7,746,111
Gigabyte Technology Co. Ltd.	184,000	1,669,369
Security	Shares	Value
Taiwan (continued)
Global Unichip Corp.	31,000	$1,241,465
Globalwafers Co. Ltd.	95,000	1,078,346
Hon Hai Precision Industry Co. Ltd.	4,482,516	26,359,343
Hotai Motor Co. Ltd.	107,980	1,986,359
Hua Nan Financial Holdings Co. Ltd.	3,185,060	3,051,893
Innolux Corp.	2,606,103	999,520
International Games System Co. Ltd.	89,000	2,327,144
Inventec Corp.	830,460	1,226,527
Jentech Precision Industrial Co. Ltd.	31,000	1,474,903
KGI Financial Holding Co. Ltd.	5,644,763	2,859,385
Largan Precision Co. Ltd.	36,000	2,823,593
Lite-On Technology Corp.	717,371	2,836,123
Lotes Co. Ltd.	31,000	1,449,556
MediaTek Inc.	539,391	24,426,087
Mega Financial Holding Co. Ltd.	4,150,395	5,903,917
Micro-Star International Co. Ltd.	263,000	1,256,437
Nan Ya Plastics Corp.	1,725,000	2,352,723
Nien Made Enterprise Co. Ltd.	68,000	970,680
Novatek Microelectronics Corp.	207,000	3,271,361
Pegatron Corp.	664,000	1,767,681
PharmaEssentia Corp.(a)	88,000	1,452,808
Pou Chen Corp.	830,000	780,540
President Chain Store Corp.	166,000	1,422,534
Quanta Computer Inc.	982,000	9,146,503
Realtek Semiconductor Corp.	170,642	3,262,822
Ruentex Development Co. Ltd.	498,898	498,014
Shanghai Commercial & Savings Bank Ltd. (The)	1,328,982	1,907,946
Silergy Corp.	132,000	1,419,869
SinoPac Financial Holdings Co. Ltd.	3,911,113	3,227,094
Synnex Technology International Corp.	498,950	1,105,760
Taishin Financial Holding Co. Ltd.	7,599,785	4,147,850
Taiwan Business Bank	2,334,608	1,254,373
Taiwan Cooperative Financial Holding Co. Ltd.	3,782,067	3,210,024
Taiwan High Speed Rail Corp.	498,000	453,851
Taiwan Mobile Co. Ltd.	664,000	2,340,799
Taiwan Semiconductor Manufacturing Co. Ltd.	8,705,670	335,161,788
TCC Group Holdings Co. Ltd.	2,373,464	1,925,287
Unimicron Technology Corp.	498,000	2,260,569
Uni-President Enterprises Corp.	1,660,694	4,383,008
United Microelectronics Corp.	4,029,000	5,582,876
Vanguard International Semiconductor Corp.	368,018	1,140,529
Voltronic Power Technology Corp.	23,000	903,429
Wan Hai Lines Ltd.	246,875	730,111
Wistron Corp.	1,052,000	4,281,493
Wiwynn Corp.	40,000	3,650,661
WPG Holdings Ltd.	533,100	1,181,223
Yageo Corp.	150,683	2,647,747
Yang Ming Marine Transport Corp.	664,000	1,347,065
Yuanta Financial Holding Co. Ltd.	3,558,712	3,691,390
Zhen Ding Technology Holding Ltd.	231,097	963,828
		608,279,170
Thailand — 1.3%
Advanced Info Service PCL, NVDR	398,600	3,541,462
Airports of Thailand PCL, NVDR(c)	1,427,700	1,784,153
Bangkok Dusit Medical Services PCL, NVDR	3,999,900	2,631,853
Bumrungrad Hospital PCL, NVDR(c)	199,200	1,036,005
Central Pattana PCL, NVDR(c)	713,800	1,137,670
Charoen Pokphand Foods PCL, NVDR	1,361,200	949,326
CP ALL PCL, NVDR	1,928,500	2,786,370
CP Axtra PCL(c)	699,960	440,238
Delta Electronics Thailand PCL, NVDR(c)	1,095,600	4,849,647
Gulf Development PCL(a)(c)	1,575,141	2,264,482
Schedule of Investments
44

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Home Product Center PCL, NVDR(c)	2,158,143	$470,532
Kasikornbank PCL, NVDR	215,800	1,067,096
Krung Thai Bank PCL, NVDR	1,560,475	1,049,172
Minor International PCL, NVDR(c)	1,278,220	972,106
PTT Exploration & Production PCL, NVDR	464,884	1,789,677
PTT Oil & Retail Business PCL, NVDR(c)	1,062,400	449,792
PTT PCL, NVDR	3,452,800	3,510,715
SCB X PCL, NVDR	398,400	1,539,074
Siam Cement PCL (The), NVDR(c)	282,200	1,733,061
TMBThanachart Bank PCL, NVDR	8,231,700	485,567
True Corp. PCL, NVDR(a)	3,651,356	1,158,458
		35,646,456
Total Common Stocks — 99.2% (Cost: $2,110,467,209)		2,765,019,535
Preferred Stocks
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	8,466	980,121
Series 2, Preference Shares, NVS	13,280	1,571,640
Samsung Electronics Co. Ltd., Preference Shares, NVS	290,171	11,947,630
		14,499,391
Total Preferred Stocks — 0.5% (Cost: $4,500,423)		14,499,391
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	36,923	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $2,114,967,632)		2,779,518,926
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	43,866,991	$43,884,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	24,710,000	24,710,000
Total Short-Term Securities — 2.5% (Cost: $68,594,537)		68,594,537
Total Investments — 102.2% (Cost: $2,183,562,169)		2,848,113,463
Liabilities in Excess of Other Assets — (2.2)%		(60,641,646)
Net Assets — 100.0%		$2,787,471,817

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,644,699	$24,238,858 (a)	$—	$14,161	$(13,181)	$43,884,537	43,866,991	$562,963 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,890,000	7,820,000 (a)	—	—	—	24,710,000	24,710,000	1,081,891	—
				$14,161	$(13,181)	$68,594,537		$1,644,854	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	22	09/19/25	$692	$67
MSCI Emerging Markets Index	97	09/19/25	6,006	(51,537)
				$(51,470)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$67	$—	$—	$—	$67
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$51,537	$—	$—	$—	$51,537

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$966,981	$—	$—	$—	$966,981
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(50,909)	$—	$—	$—	$(50,909)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,848,616
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$100,507,264	$2,664,512,271	$—	$2,765,019,535
Preferred Stocks	—	14,499,391	—	14,499,391
Schedule of Investments
46

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI All Country Asia ex Japan ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	68,594,537	—	—	68,594,537
	$169,101,801	$2,679,011,662	$—	$2,848,113,463
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$67	$—	$67
Liabilities
Equity Contracts	(51,537)	—	—	(51,537)
	$(51,537)	$67	$—	$(51,470)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 1.0%
Erste Group Bank AG	433,595	$39,649,604
Belgium — 1.6%
Ageas SA	211,572	14,385,260
Groupe Bruxelles Lambert NV	116,612	9,748,767
KBC Group NV	323,413	33,733,231
Sofina SA	21,734	6,655,428
		64,522,686
Denmark — 1.2%
Danske Bank A/S	974,349	38,653,859
Tryg A/S	479,940	11,577,072
		50,230,931
Finland — 0.9%
Sampo OYJ, Class A	3,405,625	36,554,856
France — 9.3%
Amundi SA(a)	86,838	6,417,367
AXA SA	2,498,121	121,331,583
BNP Paribas SA	1,434,901	130,831,730
Credit Agricole SA	1,493,866	27,493,876
Edenred SE	338,222	9,658,972
Eurazeo SE	57,785	3,390,811
Euronext NV(a)	110,131	17,751,894
Societe Generale SA	1,016,019	64,850,974
		381,727,207
Germany — 14.3%
Allianz SE, Registered	544,458	215,157,622
Commerzbank AG	1,253,012	45,692,109
Deutsche Bank AG, Registered	2,609,506	85,948,058
Deutsche Boerse AG	265,699	76,889,897
Hannover Rueck SE	85,172	25,836,361
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	188,589	123,463,674
Talanx AG(b)	91,265	12,096,905
		585,084,626
Ireland — 1.0%
AIB Group PLC	2,960,398	23,353,543
Bank of Ireland Group PLC	1,389,548	18,633,796
		41,987,339
Italy — 10.5%
Banca Mediolanum SpA	315,388	5,563,060
Banco BPM SpA	1,602,946	20,442,608
BPER Banca SpA	2,061,825	20,289,422
FinecoBank Banca Fineco SpA	861,332	18,341,217
Generali	1,217,423	45,416,900
Intesa Sanpaolo SpA	21,336,241	128,556,385
Mediobanca Banca di Credito Finanziario SpA	703,879	15,496,845
Nexi SpA(a)	699,098	3,992,013
Poste Italiane SpA(a)	643,290	13,898,221
UniCredit SpA	1,976,555	145,422,594
Unipol Gruppo SpA	501,304	10,055,006
		427,474,271
Netherlands — 6.2%
ABN AMRO Bank NV, CVA(a)	647,336	18,713,470
Adyen NV(a)(b)	35,494	60,877,555
Aegon Ltd.	1,863,261	13,315,846
ASR Nederland NV	208,624	13,857,622
CVC Capital Partners PLC(a)	297,660	5,707,874
EXOR NV	124,451	11,994,140
Security	Shares	Value
Netherlands (continued)
ING Groep NV	4,437,518	$103,418,253
NN Group NV	379,407	25,547,597
		253,432,357
Norway — 1.0%
DNB Bank ASA	1,259,920	31,875,639
Gjensidige Forsikring ASA	284,417	7,481,196
		39,356,835
Spain — 10.1%
Banco Bilbao Vizcaya Argentaria SA	8,125,677	135,522,121
Banco de Sabadell SA	7,598,468	28,045,189
Banco Santander SA	21,363,555	183,529,640
Bankinter SA	950,902	13,573,386
CaixaBank SA	5,563,784	52,345,778
		413,016,114
Sweden — 6.6%
EQT AB	524,393	17,527,363
Industrivarden AB, Class A	169,443	6,269,040
Industrivarden AB, Class C	217,823	8,044,129
Investor AB, Class B	2,440,317	70,719,212
L E Lundbergforetagen AB, Class B	106,518	5,195,643
Nordea Bank Abp	4,431,932	64,669,783
Skandinaviska Enskilda Banken AB, Class A	2,234,452	39,086,210
Svenska Handelsbanken AB, Class A	2,061,595	25,119,248
Swedbank AB, Class A	1,197,597	31,889,644
		268,520,272
Switzerland — 12.9%
Baloise Holding AG, Registered	57,906	13,878,036
Banque Cantonale Vaudoise, Registered	42,332	4,898,839
Helvetia Holding AG, Registered	51,992	12,503,112
Julius Baer Group Ltd.	291,486	19,723,186
Partners Group Holding AG	32,031	43,059,161
Swiss Life Holding AG, Registered	40,471	41,919,763
Swiss Re AG	425,259	76,121,938
UBS Group AG, Registered	4,637,150	172,335,077
Zurich Insurance Group AG	206,348	140,751,248
		525,190,360
United Kingdom — 23.0%
3i Group PLC	1,372,295	74,985,104
Admiral Group PLC	368,257	16,599,729
Aviva PLC	4,305,759	36,788,420
Barclays PLC	20,150,312	98,495,091
HSBC Holdings PLC	24,917,383	303,567,748
Legal & General Group PLC	8,279,645	28,010,578
Lloyds Banking Group PLC	84,801,922	86,959,927
London Stock Exchange Group PLC	671,974	81,910,249
M&G PLC	3,246,276	11,173,340
NatWest Group PLC	11,381,130	79,002,976
Phoenix Group Holdings PLC	984,149	8,606,452
Prudential PLC	3,680,671	46,693,642
Schroders PLC	1,022,376	5,255,163
Standard Chartered PLC	2,847,646	51,049,633
Wise PLC, Class A(b)	938,047	12,531,350
		941,629,402
Total Long-Term Investments — 99.6% (Cost: $3,130,012,011)		4,068,376,860
Schedule of Investments
48

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,840,000	$1,840,000
Total Short-Term Securities — 0.1% (Cost: $1,840,000)		1,840,000
Total Investments — 99.7% (Cost: $3,131,852,011)		4,070,216,860
Other Assets Less Liabilities — 0.3%		14,106,756
Net Assets — 100.0%		$4,084,323,616

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$4,152 (b)	$—	$(4,152)	$—	$—	—	$4,550 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,550,000	290,000 (b)	—	—	—	1,840,000	1,840,000	78,653	—
				$(4,152)	$—	$1,840,000		$83,203	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	157	09/19/25	$9,568	$87,007
FTSE 100 Index	42	09/19/25	5,044	134,464
				$221,471
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Financials ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$221,471	$—	$—	$—	$221,471

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,001,265	$—	$—	$—	$1,001,265
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$168,778	$—	$—	$—	$168,778
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$18,139,250
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,068,376,860	$—	$4,068,376,860
Short-Term Securities
Money Market Funds	1,840,000	—	—	1,840,000
	$1,840,000	$4,068,376,860	$—	$4,070,216,860
Derivative Financial Instruments(a)
Assets
Equity Contracts	$87,007	$134,464	$—	$221,471

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
50

Schedule of Investments
July 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.1%
Greatland Resources Ltd.(a)	50,313	$160,799
Austria — 2.5%
ANDRITZ AG	6,845	476,350
BAWAG Group AG(b)	7,999	1,009,533
CA Immobilien Anlagen AG	3,690	98,274
CPI Europe AG(a)(c)	3,630	75,403
DO & CO AG	792	178,676
EVN AG	3,578	96,689
Lenzing AG(a)(c)	1,995	55,805
Oesterreichische Post AG	3,468	120,966
Palfinger AG	1,578	65,630
Porr AG	1,882	63,272
Raiffeisen Bank International AG	13,498	389,747
SBO AG	970	32,100
UNIQA Insurance Group AG	12,526	180,458
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,902	205,888
voestalpine AG	10,877	299,450
Wienerberger AG	11,122	372,836
		3,721,077
Belgium — 3.3%
Ackermans & van Haaren NV	2,369	581,107
Aedifica SA	4,833	355,651
Azelis Group NV	17,439	270,943
Barco NV	6,780	105,672
Bekaert SA	3,587	147,739
Cofinimmo SA	3,915	339,831
Colruyt Group NV	3,226	137,804
Deme Group NV	774	115,844
Fagron	6,615	163,568
Galapagos NV(a)(c)	4,601	150,563
KBC Ancora	3,896	283,224
Kinepolis Group NV	1,356	56,112
Melexis NV	2,035	155,646
Montea NV	1,879	139,891
Ontex Group NV(a)(c)	6,745	52,296
Proximus SADP	13,770	114,411
Recticel SA	4,207	51,193
Retail Estates NV	1,198	89,007
Shurgard Self Storage Ltd.	3,515	139,483
Solvay SA	7,537	236,154
Tessenderlo Group SA	2,173	64,644
Umicore SA	20,049	316,850
Vastned NV	841	28,434
VGP NV	1,395	146,698
Warehouses De Pauw CVA	18,326	427,658
Xior Student Housing NV	3,709	130,891
		4,801,314
China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—
Denmark — 4.0%
ALK-Abello A/S(a)	13,371	387,944
Alm Brand A/S	77,961	215,262
Ambu A/S, Class B	19,183	280,031
Bavarian Nordic A/S(a)	7,988	289,135
cBrain A/S(c)	1,127	36,873
Chemometec A/S	1,762	135,993
D/S Norden A/S	2,140	74,422
Security	Shares	Value
Denmark (continued)
DFDS A/S(a)	3,154	$56,624
FLSmidth & Co. A/S	4,422	260,130
GN Store Nord A/S(a)(c)	13,834	198,180
Gubra AS(c)	645	35,926
H Lundbeck A/S	27,843	145,055
ISS A/S	15,061	432,949
Jyske Bank A/S, Registered	4,595	461,303
Matas A/S	3,585	73,536
Netcompany Group A/S(a)(b)(c)	4,116	150,933
NKT A/S(a)	5,475	481,651
NTG Nordic Transport Group A/S, Class A(a)	1,038	31,109
Per Aarsleff Holding A/S	1,769	190,516
Ringkjoebing Landbobank A/S	2,566	565,678
Royal Unibrew A/S	5,093	381,698
Scandinavian Tobacco Group A/S, Class A(b)	4,819	63,141
Schouw & Co. A/S	1,302	122,628
Sydbank A/S	5,268	390,291
TORM PLC, Class A(c)	5,865	108,230
Zealand Pharma A/S(a)	6,498	336,192
		5,905,430
Finland — 2.6%
Citycon OYJ	8,293	35,717
Finnair OYJ	8,834	28,958
Harvia OYJ	1,714	99,366
Hiab OYJ, Class B	3,939	268,814
Huhtamaki OYJ	9,947	342,370
Kalmar OYJ, Class B	3,939	177,759
Kemira OYJ	11,656	248,056
Kempower OYJ(a)(c)	2,252	40,937
Kojamo OYJ(a)	13,887	176,545
Konecranes OYJ	6,811	567,575
Mandatum OYJ	43,612	295,825
Marimekko OYJ	3,250	48,364
Metsa Board OYJ, Class B(c)	16,479	60,625
Nokian Renkaat OYJ(c)	12,721	114,205
Outokumpu OYJ(c)	37,532	141,222
Puuilo OYJ	7,845	122,396
QT Group OYJ(a)	1,915	131,776
Revenio Group OYJ	2,298	68,813
TietoEVRY OYJ	10,959	188,647
Tokmanni Group Corp.(c)	4,680	45,828
Valmet OYJ	14,958	539,712
YIT OYJ(a)	14,863	51,494
		3,795,004
France — 7.7%
Air France-KLM, NVS(a)	12,077	158,505
Altarea SCA	556	68,624
Alten SA	3,042	247,239
Antin Infrastructure Partners SA	3,578	52,247
Aperam SA	4,476	131,657
Assystem SA	637	35,195
Aubay	725	41,500
Beneteau SACA(c)	3,690	34,256
Canal+ SA, NVS(a)	71,262	225,425
Carmila SA	5,911	116,135
Cie. des Alpes	2,078	54,542
Clariane SE(a)	10,575	54,828
Coface SA	10,624	197,529
Derichebourg SA	9,540	62,734
Elior Group SA(a)(b)	11,939	35,455
Elis SA	16,773	462,433
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Emeis SA(a)	7,456	$115,965
Equasens	603	33,079
Eramet SA(c)	861	47,612
Esso SA Francaise	248	27,275
Etablissements Maurel et Prom SA	6,080	37,339
Eutelsat Communications SACA(a)(c)	11,798	42,221
Exail Technologies SA, NVS(a)	965	130,409
Exosens SAS	2,571	120,101
Fnac Darty SA	1,191	40,318
Forvia SE(a)	16,985	215,934
Gaztransport Et Technigaz SA	3,587	674,662
Havas NV	67,670	108,700
ICADE	3,559	84,582
ID Logistics Group SACA(a)	330	165,658
Imerys SA	3,404	83,801
Interparfums SA	2,554	93,785
IPSOS SA	3,516	157,877
JCDecaux SE	7,587	124,735
Kaufman & Broad SA	1,156	41,186
LISI SA	1,620	87,561
Louis Hachette Group, NVS	69,437	129,383
Manitou BF SA	1,275	28,128
Mercialys SA	9,813	121,325
Mersen SA	2,188	59,920
Metropole Television SA	2,539	37,088
Nexans SA	3,321	477,295
Nexity SA(a)	3,618	47,143
Opmobility	6,067	92,897
Peugeot Invest SA	495	42,763
Pierre Et Vacances SA, NVS(a)	15,139	29,332
Planisware SA, NVS	2,084	50,487
Pluxee NV, NVS	9,053	183,579
Quadient SA	2,442	44,889
Remy Cointreau SA	2,364	140,347
Rubis SCA	7,864	249,020
SCOR SE	15,423	502,436
SEB SA	2,534	185,102
Seche Environnement SACA, NVS	225	26,140
SES SA, Class A	37,066	254,892
Societe BIC SA	2,100	127,687
SOITEC(a)	2,751	119,157
Sopra Steria Group	1,458	314,151
SPIE SA	14,469	851,520
Technip Energies NV	13,658	589,771
Television Francaise 1 SA	4,375	41,831
Trigano SA	892	152,117
Ubisoft Entertainment SA(a)	9,946	104,895
Valeo SE	22,424	243,961
Vallourec SACA	16,706	312,220
Verallia SA(b)	7,364	236,929
Vicat SACA	1,642	106,342
Virbac SACA	433	171,478
Vivendi SE	68,337	259,052
Voltalia SA(a)(c)	4,065	34,367
VusionGroup	643	165,286
Wavestone	767	50,747
Wendel SE	2,485	232,859
Worldline SA(a)(b)	19,857	72,338
X-Fab Silicon Foundries SE(a)(b)(c)	5,772	41,990
		11,341,968
Germany — 8.8%
1&1 AG	3,610	75,891
Security	Shares	Value
Germany (continued)
Adesso SE	360	$33,318
Aixtron SE	11,319	190,602
AlzChem Group AG	611	103,425
Aroundtown SA(a)	77,735	280,320
Atoss Software SE	963	129,169
Aurubis AG	3,200	319,183
Auto1 Group SE(a)(b)	13,353	400,295
Bechtle AG(c)	8,326	361,380
Befesa SA(b)	3,380	101,352
Bilfinger SE	3,666	394,408
CANCOM SE	2,499	73,208
Carl Zeiss Meditec AG, Bearer(c)	3,649	201,213
Ceconomy AG(a)	15,192	76,761
Cewe Stiftung & Co. KGaA	542	62,070
CureVac NV(a)	10,863	57,295
Dermapharm Holding SE	1,598	61,200
Deutsche Pfandbriefbank AG(b)	13,286	82,715
Deutz AG	13,188	115,651
Douglas AG, NVS	3,198	38,101
Duerr AG	5,228	134,374
Eckert & Ziegler SE	1,542	117,305
Elmos Semiconductor SE	751	74,957
Energiekontor AG	731	41,081
Evotec SE(a)(c)	14,179	113,282
Fielmann Group AG	2,601	164,805
flatexDEGIRO AG	8,375	253,120
Formycon AG(a)(c)	656	20,929
Fraport AG Frankfurt Airport Services Worldwide(a)	3,753	279,283
Freenet AG	12,080	391,789
Friedrich Vorwerk Group SE	701	68,132
Gerresheimer AG(c)	3,514	173,254
GFT Technologies SE(c)	1,714	35,508
Grand City Properties SA(a)	7,212	90,929
Grenke AG	2,724	55,477
Hamborner REIT AG	7,273	47,136
HelloFresh SE(a)	16,152	169,962
Hensoldt AG	6,457	708,134
Hornbach Holding AG & Co. KGaA	1,084	127,461
Hugo Boss AG(c)	4,666	217,310
Hypoport SE(a)(c)	425	90,692
IONOS Group SE(a)	4,962	235,330
Jenoptik AG	5,373	113,865
JOST Werke SE(b)	1,246	73,349
K+S AG, Registered	17,246	260,893
KION Group AG	7,376	453,438
Kloeckner & Co. SE	5,283	38,524
Kontron AG	4,202	135,557
Krones AG	1,440	213,229
Lanxess AG	8,306	228,099
MBB SE	161	32,229
Mutares SE & Co. KGaA(c)	1,448	49,885
Nagarro SE	680	43,005
Nordex SE(a)	13,171	323,294
Norma Group SE	3,015	53,666
Northern Data AG(a)(c)	1,260	30,446
Patrizia SE(c)	4,111	36,683
Pfeiffer Vacuum Technology AG	369	65,439
PNE AG(c)	2,713	46,781
ProSiebenSat.1 Media SE(c)	12,982	118,332
Puma SE(c)	10,621	224,512
Redcare Pharmacy NV(a)(b)(c)	1,548	171,349
RENK Group AG	7,652	594,005
Schedule of Investments
52

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
RTL Group SA(a)(c)	3,989	$157,235
SAF-Holland SE	4,511	81,375
Salzgitter AG	2,479	64,276
Schaeffler AG(c)	18,945	109,532
Schott Pharma AG & Co. KGaA(c)	3,782	102,073
Secunet Security Networks AG(c)	160	39,776
SGL Carbon SE(a)(c)	5,923	23,194
Siltronic AG	1,364	58,974
Sixt SE	1,399	145,064
SMA Solar Technology AG(a)	1,575	36,053
Stabilus SE	2,441	69,976
Stroeer SE & Co. KGaA	3,407	183,066
Suedzucker AG(c)	6,087	69,706
SUESS MicroTec SE	1,860	67,424
TAG Immobilien AG	17,919	288,102
Takkt AG	2,160	13,259
TeamViewer SE(a)(b)	14,771	151,062
thyssenkrupp AG(c)	50,372	583,064
Thyssenkrupp Nucera AG & Co. KGaa(a)(b)(c)	2,446	29,172
United Internet AG, Registered	7,852	225,062
Verbio SE(c)	2,265	29,349
Vossloh AG	971	95,233
Wacker Chemie AG(c)	1,848	137,548
Wacker Neuson SE	3,123	81,697
Wuestenrot & Wuerttembergische AG	2,345	37,529
		12,953,188
Hong Kong — 0.0%
Peace Mark Holdings Ltd.(a)(d)	30,000	—
Ireland — 0.6%
Cairn Homes PLC	64,013	159,253
Dalata Hotel Group PLC	17,924	130,502
Glanbia PLC	19,584	284,553
Glenveagh Properties PLC(a)(b)	55,286	117,918
Irish Residential Properties REIT PLC	53,280	59,344
Uniphar PLC	23,227	105,292
		856,862
Italy — 7.0%
A2A SpA	159,063	387,597
ACEA SpA	5,386	119,528
Amplifon SpA	12,615	212,360
Ariston Holding NV	8,260	43,002
Arnoldo Mondadori Editore SpA	13,367	30,814
Ascopiave SpA	7,273	25,122
Azimut Holding SpA	11,751	399,446
Banca Generali SpA	5,908	329,975
Banca IFIS SpA	3,126	86,573
Banca Monte dei Paschi di Siena SpA	83,351	709,602
Banca Popolare di Sondrio SpA	9,207	126,073
Banco di Desio e della Brianza SpA	3,338	28,560
BFF Bank SpA(a)(b)	18,277	216,988
Bio On SpA(a)(c)(d)	801	—
Brembo NV	15,179	145,517
Brunello Cucinelli SpA	3,476	389,808
Buzzi SpA	8,878	463,605
Carel Industries SpA(b)	5,149	139,871
Cembre SpA	634	43,049
Cementir Holding NV	4,861	72,215
CIR SpA-Compagnie Industriali(a)	50,105	38,610
Credito Emiliano SpA	8,576	129,999
d'Amico International Shipping SA	4,913	20,247
Danieli & C Officine Meccaniche SpA	994	42,714
Security	Shares	Value
Italy (continued)
De' Longhi SpA	7,746	$254,057
El.En. SpA	5,096	67,867
Enav SpA(b)	27,641	121,262
ERG SpA	5,473	118,569
Ferretti SpA(c)	13,009	39,248
Fila SpA	3,105	30,608
Fincantieri SpA(a)	9,858	190,776
GVS SpA(a)(b)	8,464	47,457
Hera SpA	84,057	359,676
Industrie De Nora SpA	3,291	24,720
Intercos SpA, NVS	5,317	70,993
Interpump Group SpA	7,720	316,738
Iren SpA	59,330	169,901
Italgas SpA	62,363	517,449
Iveco Group NV	17,871	369,390
Juventus Football Club SpA, NVS(a)(c)	11,526	36,435
Lottomatica Group SpA	25,586	690,258
LU-VE SpA, NVS	834	30,848
Maire SpA	15,041	208,927
MARR SpA	3,220	37,719
MFE-MediaForEurope NV, Class A	17,569	55,680
MFE-MediaForEurope NV, Class B	5,555	24,963
NewPrinces SpA, NVS(a)	1,998	52,069
OVS SpA(b)	15,844	65,589
Pharmanutra SpA	360	18,850
Piaggio & C SpA	18,228	39,349
Pirelli & C SpA(b)	40,893	275,675
RAI Way SpA(b)	9,925	66,258
Reply SpA	2,295	359,475
Saipem SpA(c)	131,322	351,028
Salvatore Ferragamo SpA(a)(c)	5,025	28,418
Sanlorenzo SpA/Ameglia	1,626	54,801
Sesa SpA(c)	773	58,208
SOL SpA	4,151	221,697
Tamburi Investment Partners SpA	10,327	90,940
Technogym SpA(b)	11,485	177,205
Technoprobe SpA(a)	16,893	138,603
Webuild SpA	51,957	233,840
Wiit SpA	1,222	21,752
Zignago Vetro SpA(c)	2,930	26,205
		10,264,778
Netherlands — 2.9%
Aalberts NV	10,058	321,476
Allfunds Group PLC	31,199	216,028
AMG Critical Materials NV	3,150	88,694
Arcadis NV	7,356	367,121
Basic-Fit NV(a)(b)(c)	5,106	144,145
Brunel International NV	1,994	20,716
Corbion NV	5,230	99,254
Eurocommercial Properties NV	4,480	136,743
Flow Traders Ltd.	3,539	106,000
Fugro NV	11,398	163,389
Just Eat Takeaway.com NV(a)(b)	18,023	411,689
Koninklijke BAM Groep NV	27,601	240,963
Koninklijke Heijmans NV	2,547	162,338
Koninklijke Vopak NV	5,969	285,145
OCI NV	10,629	88,533
Pharming Group NV(a)	72,315	79,476
Pharvaris NV(a)	2,219	44,114
PostNL NV(c)	30,825	33,612
SBM Offshore NV	14,292	372,725
Signify NV(b)	12,992	310,802
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Sligro Food Group NV	2,130	$26,923
TKH Group NV	3,795	156,101
TomTom NV(a)(c)	5,694	34,281
Van Lanschot Kempen NV	2,865	186,613
Wereldhave NV	4,015	82,180
		4,179,061
Norway — 4.6%
Aker ASA, Class A	2,222	153,238
Aker Solutions ASA	30,783	91,047
Atea ASA	8,023	110,815
Austevoll Seafood ASA	9,018	82,984
AutoStore Holdings Ltd.(a)(b)	122,282	85,908
Bakkafrost P/F	5,142	205,393
BlueNord ASA	2,461	117,499
BW LPG Ltd.(b)(c)	9,707	129,042
BW Offshore Ltd.	10,246	34,637
Cadeler AS(a)	22,690	119,446
DNO ASA	43,443	59,326
DOF Group ASA	14,717	134,753
Elkem ASA(b)(c)	30,454	70,759
Elopak ASA	13,382	64,977
Entra ASA(a)(b)	4,609	56,617
Europris ASA(b)	16,346	153,117
Flex LNG Ltd.	3,393	84,672
Frontline PLC(c)	14,691	270,524
Golden Ocean Group Ltd.(a)(c)	11,116	92,036
Grieg Seafood ASA(a)(c)	5,630	37,469
Hexagon Composites ASA(a)(c)	17,147	28,332
Hoegh Autoliners ASA	10,686	107,385
Kitron ASA	19,667	119,618
Leroy Seafood Group ASA	27,015	122,893
MPC Container Ships ASA	37,492	69,064
NORBIT ASA	3,543	70,408
Norconsult Norge A/S	10,457	43,897
Nordic Semiconductor ASA(a)	17,577	238,960
Norwegian Air Shuttle ASA(a)	48,842	79,889
Odfjell Drilling Ltd.	9,872	70,145
Odfjell SE, Class A	2,050	25,146
Paratus Energy Services Ltd.	8,240	31,418
Protector Forsikring ASA	5,429	265,063
Scatec ASA(a)(b)	12,960	128,586
SpareBank 1 Nord Norge	9,569	136,932
SpareBank 1 Oestlandet	4,781	89,095
SpareBank 1 SMN	13,298	247,094
SpareBank 1 Sor-Norge ASA	20,980	367,453
Stolt-Nielsen Ltd.	2,317	67,801
Storebrand ASA	43,405	616,363
Subsea 7 SA	22,996	445,639
TGS ASA	19,548	143,616
TOMRA Systems ASA	22,847	317,347
Vend Marketplaces ASA, Class A	7,166	282,856
Vend Marketplaces ASA, Class B	10,135	380,810
Wallenius Wilhelmsen ASA	11,097	99,276
Wilh Wilhelmsen Holding ASA, Class A	1,023	47,149
		6,796,494
Portugal — 0.9%
Altri SGPS SA(c)	7,245	39,429
Banco Comercial Portugues SA, Class R	848,683	696,891
Corticeira Amorim SGPS SA	3,870	34,397
CTT-Correios de Portugal SA	7,931	66,838
Mota-Engil SGPS SA	9,720	49,667
Security	Shares	Value
Portugal (continued)
Navigator Co. SA (The)	21,794	$76,973
NOS SGPS SA	20,992	86,532
REN - Redes Energeticas Nacionais SGPS SA	40,545	137,590
Semapa-Sociedade de Investimento e Gestao	1,732	33,918
Sonae SGPS SA	79,433	114,580
		1,336,815
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(d)	60,000	1
Spain — 3.2%
Acerinox SA	19,080	220,174
Aedas Homes SA(b)	855	20,575
Almirall SA	7,988	96,153
Atresmedia Corp. de Medios de Comunicacion SA	9,000	50,860
Audax Renovables SA	15,713	25,922
CIE Automotive SA	4,285	128,652
Construcciones y Auxiliar de Ferrocarriles SA	1,969	119,235
Distribuidora Internacional de Alimentacion SA(a)	1,417	46,410
eDreams ODIGEO SA(a)	9,135	86,461
Enagas SA	23,589	353,304
Ence Energia y Celulosa SA	12,245	38,533
Fluidra SA	9,781	243,944
Gestamp Automocion SA(b)	14,582	54,814
Grenergy Renovables SA(a)	1,350	100,049
Indra Sistemas SA(c)	8,065	334,085
Inmobiliaria Colonial SOCIMI SA	32,043	212,203
Laboratorios Farmaceuticos Rovi SA	2,082	128,516
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	57,675	88,857
Logista Integral SA	6,108	193,321
Melia Hotels International SA	11,522	102,306
Merlin Properties SOCIMI SA	39,936	552,956
Neinor Homes SA(b)	3,600	69,972
Pharma Mar SA	1,423	129,709
Prosegur Cash SA(b)	33,726	28,905
Prosegur Cia. de Seguridad SA	13,748	40,714
Sacyr SA	55,690	228,037
Solaria Energia y Medio Ambiente SA(a)(c)	8,223	105,732
Talgo SA(a)(b)(c)	6,819	23,586
Tecnicas Reunidas SA(a)	4,837	119,120
Unicaja Banco SA(b)	105,013	275,911
Vidrala SA	2,216	238,545
Viscofan SA	4,107	281,032
		4,738,593
Sweden — 11.1%
AAK AB	18,392	473,123
AcadeMedia AB(b)	8,109	74,252
AddLife AB, Class B	12,023	211,727
Addnode Group AB, Class B	12,449	142,434
AFRY AB	9,979	154,461
Alimak Group AB(b)	7,176	123,006
Alleima AB	19,538	138,074
Ambea AB(b)	8,055	101,336
AQ Group AB	6,199	126,338
Arjo AB, Class B	21,406	74,595
Asmodee Group AB, Class B(a)	13,657	171,991
Atrium Ljungberg AB, Class B	27,036	87,444
Attendo AB(b)	10,921	76,309
Avanza Bank Holding AB	12,746	469,557
Axfood AB	10,986	327,364
Betsson AB, Class B	11,810	199,971
Better Collective A/S(a)(c)	3,888	54,889
Schedule of Investments
54

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Bilia AB, Class A	6,192	$72,752
Billerud Aktiebolag	22,925	194,650
BioArctic AB, Class B(a)(b)(c)	3,692	80,835
BioGaia AB, Class B	8,776	87,811
BoneSupport Holding AB(a)(b)	5,762	194,593
Boozt AB(a)(b)	5,637	50,185
Bravida Holding AB(b)	20,863	195,777
Bufab AB	13,397	132,860
Bure Equity AB	5,517	162,869
Camurus AB(a)	3,587	248,880
Castellum AB	42,884	488,172
Catena AB	4,597	207,666
Cibus Nordic Real Estate AB publ	6,723	119,155
Clas Ohlson AB, Class B	3,964	137,925
Cloetta AB, Class B	19,176	61,671
Corem Property Group AB, Class B	59,153	26,384
Creades AB, Class A	5,280	42,162
Dios Fastigheter AB	10,530	69,180
Dometic Group AB(b)	31,221	157,711
Electrolux AB, Class B(a)	22,800	138,866
Electrolux Professional AB, Class B	24,469	166,260
Elekta AB, Class B	36,873	181,825
Embracer Group AB(a)	14,108	145,941
Engcon AB	4,246	33,271
Fabege AB	21,790	182,636
FastPartner AB, Class A	5,445	27,786
Getinge AB, Class B	23,180	457,533
Granges AB	10,627	142,499
Hemnet Group AB	8,806	253,599
Hexatronic Group AB(a)(c)	17,019	36,148
Hexpol AB	26,820	230,947
HMS Networks AB(a)	3,382	142,111
Hoist Finance AB(b)	4,895	48,229
Hufvudstaden AB, Class A	11,218	135,745
Husqvarna AB, Class B	36,012	195,045
Instalco AB	25,521	66,826
Intea Fastigheter AB(a)	6,803	53,094
INVISIO AB	3,756	121,698
Inwido AB	5,181	96,331
JM AB	6,178	88,531
Kinnevik AB, Class B	24,826	222,589
Lindab International AB	7,183	150,976
Loomis AB, Class B	7,184	284,050
Medicover AB, Class B	6,756	189,259
MEKO AB	4,110	35,981
Mildef Group AB	4,052	71,319
Millicom International Cellular SA	10,471	420,411
MIPS AB	2,638	111,802
Modern Times Group MTG AB, Class B(a)	8,445	86,820
Munters Group AB(b)	13,116	184,585
Mycronic AB	15,856	344,057
NCAB Group AB(a)	17,925	96,867
NCC AB, Class B	8,537	161,650
New Wave Group AB, Class B	9,328	111,712
Nolato AB, Class B	19,359	114,517
Nordnet AB publ	14,064	379,814
Norion Bank AB(a)	4,938	31,552
NP3 Fastigheter AB	3,429	90,898
Nyfosa AB	16,908	146,581
Pandox AB, Class B	11,006	196,527
Paradox Interactive AB	3,807	65,095
Peab AB, Class B	17,438	131,144
Security	Shares	Value
Sweden (continued)
Platzer Fastigheter Holding AB, Class B	6,177	$44,017
Polestar Automotive Holding U.K. PLC, Class A(a)(c)	41,993	44,932
Ratos AB, Class B	21,044	74,498
RaySearch Laboratories AB	2,896	99,255
Rusta AB	5,761	45,053
Samhallsbyggnadsbolaget i Norden AB(c)	105,866	53,080
Scandic Hotels Group AB(b)	15,674	129,974
Sdiptech AB, Class B(a)	3,195	64,225
Sectra AB, Class B	13,819	512,353
Sinch AB(a)(b)	64,194	220,375
SkiStar AB	4,238	66,856
SSAB AB, Class A	23,059	132,973
SSAB AB, Class B	64,025	361,848
Storskogen Group AB, Class B	143,056	166,035
Storytel AB	5,467	47,597
Surgical Science Sweden AB(a)	3,806	57,673
Svolder AB, Class B	8,521	47,953
Sweco AB, Class B	20,276	319,844
SwedenCare AB	5,426	21,035
Synsam AB	13,304	72,578
Thule Group AB(b)	10,995	310,958
Troax Group AB	4,219	58,945
Truecaller AB, Class B	27,378	136,761
VBG Group AB, Class B	1,766	50,740
Vimian Group AB(a)	18,240	61,867
Vitec Software Group AB, Class B	3,475	134,717
Vitrolife AB	7,517	110,462
Wallenstam AB, Class B	38,934	176,458
Wihlborgs Fastigheter AB	28,052	275,669
Xvivo Perfusion AB(a)	2,547	51,917
Yubico AB(a)(c)	4,824	66,384
		16,328,268
Switzerland — 10.8%
Accelleron Industries AG	9,626	876,754
Adecco Group AG, Registered	17,038	536,495
Allreal Holding AG, Registered	1,531	346,288
ALSO Holding AG, Registered	589	177,895
ams-OSRAM AG(a)	9,957	131,241
Arbonia AG	5,187	35,131
Aryzta AG(a)	2,417	226,843
Autoneum Holding AG	256	45,511
Bachem Holding AG	3,423	288,376
Basilea Pharmaceutica Ag Allschwil, Registered(a)	1,274	90,348
Belimo Holding AG, Registered	1,002	1,166,055
Bossard Holding AG, Class A, Registered	588	124,618
Bucher Industries AG, Registered	675	318,768
Burckhardt Compression Holding AG	328	292,114
Burkhalter Holding AG	745	133,973
Bystronic AG, Registered	156	77,304
Cembra Money Bank AG	3,027	339,721
Clariant AG, Registered	21,975	225,528
Comet Holding AG, Registered	742	186,821
COSMO Pharmaceuticals NV	836	59,971
Daetwyler Holding AG, Bearer	776	138,201
DKSH Holding AG	3,626	250,739
dormakaba Holding AG	321	309,869
Dottikon Es Holding AG(a)	361	140,338
EFG International AG	9,600	190,278
Emmi AG, Registered	219	199,345
Flughafen Zurich AG, Registered	2,033	572,974
Forbo Holding AG, Registered	96	91,057
Galenica AG(b)	5,111	542,429
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Georg Fischer AG	7,942	$621,292
Hiag Immobilien Holding AG	452	60,113
Huber + Suhner AG, Registered	1,473	196,684
Implenia AG, Registered	1,187	79,896
Inficon Holding AG	1,738	209,127
Interroll Holding AG, Registered	74	208,382
Intershop Holding AG	569	105,329
Kardex Holding AG, Registered	630	242,592
Komax Holding AG, Registered(a)(c)	405	55,436
Kuros Biosciences AG(a)	2,669	98,010
Landis+Gyr Group AG	2,630	214,751
LEM Holding SA, Registered(a)	51	41,456
Medacta Group SA(b)	720	130,593
Medmix AG(b)	2,430	35,517
Metall Zug AG, Class B, Registered	18	22,108
Mobilezone Holding AG, Registered	3,875	54,054
Mobimo Holding AG, Registered	741	290,215
Montana Aerospace AG(a)(b)	2,880	100,310
OC Oerlikon Corp. AG Pfaffikon, Registered	18,586	90,803
PolyPeptide Group AG(a)(b)	1,559	43,362
PSP Swiss Property AG, Registered	4,652	789,278
R&S Group Holding AG	2,448	111,806
Rieter Holding AG, Registered(c)	253	19,292
Schweiter Technologies AG	104	48,004
Sensirion Holding AG(a)(b)	976	96,696
SFS Group AG	1,770	228,730
Siegfried Holding AG	4,170	466,232
SKAN Group AG	1,284	117,754
Softwareone Holding AG	17,749	144,857
Stadler Rail AG	5,519	145,849
Sulzer AG, Registered	1,904	366,350
Sunrise Communications AG, Class A	6,791	361,811
Swissquote Group Holding SA, Registered	1,094	726,903
Tecan Group AG, Registered	1,294	256,201
TX Group AG	317	86,185
u-blox Holding AG(a)	742	92,395
Untrade Real Gold Mining(a)(d)	27,000	—
Valiant Holding AG, Registered	1,594	250,892
Vetropack Holding AG, Class A, Registered	1,385	51,086
Vontobel Holding AG, Registered	2,881	210,065
Ypsomed Holding AG, Registered	411	196,646
Zehnder Group AG, Registered	930	81,939
		15,863,986
United Kingdom — 28.8%
4imprint Group PLC	2,914	138,026
AB Dynamics PLC	1,809	34,522
Aberdeen Group PLC	188,158	496,499
Advanced Medical Solutions Group PLC	22,599	60,638
AG Barr PLC	11,135	101,153
Airtel Africa PLC(b)	92,993	250,334
AJ Bell PLC	33,441	236,848
Alfa Financial Software Holdings PLC(b)	13,458	40,701
Alpha Group International PLC	3,665	200,862
Alphawave IP Group PLC(a)	37,353	85,031
AO World PLC(a)	33,757	41,505
Ashmore Group PLC	43,342	100,055
Ashtead Technology Holdings PLC	8,203	36,258
ASOS PLC(a)	4,618	18,906
Assura PLC	329,466	216,956
Aston Martin Lagonda Global Holdings PLC(a)(b)	28,710	26,408
Atalaya Mining PLC	11,520	69,433
Auction Technology Group PLC(a)	9,690	63,026
Security	Shares	Value
United Kingdom (continued)
B&M European Value Retail SA	102,393	$302,660
Babcock International Group PLC	25,704	352,410
Bakkavor Group PLC(b)	20,547	63,768
Balfour Beatty PLC	51,725	369,652
Baltic Classifieds Group PLC	47,011	222,265
Beazley PLC	64,205	756,510
Bellway PLC	12,038	393,979
Berkeley Group Holdings PLC	10,053	483,467
Big Yellow Group PLC	19,061	235,015
Bodycote PLC	17,965	151,013
boohoo Group PLC(a)	77,407	17,808
Breedon Group PLC	28,099	134,557
Bridgepoint Group PLC(b)	25,335	109,677
British Land Co. PLC (The)	101,165	464,948
Burberry Group PLC(a)	36,615	621,096
Bytes Technology Group PLC	22,756	109,800
C&C Group PLC	39,892	93,355
Carnival PLC(a)	14,154	385,144
Cerillion PLC	2,211	44,383
Chemring Group PLC	27,785	201,222
Clarkson PLC	2,925	133,188
CMC Markets PLC(b)	11,117	33,401
Coats Group PLC	194,025	189,617
Cohort PLC	3,537	67,985
Computacenter PLC	6,455	195,091
Conduit Holdings Ltd.	14,873	59,820
ConvaTec Group PLC(b)	167,538	516,189
Craneware PLC	3,061	90,524
Cranswick PLC	5,504	385,462
Crest Nicholson Holdings PLC	23,134	55,682
Currys PLC(a)	103,977	155,031
CVS Group PLC	7,302	118,208
Deliveroo PLC(a)(b)	98,760	230,843
Derwent London PLC	10,827	275,964
Diploma PLC	13,687	968,902
DiscoverIE Group PLC	9,865	90,025
Diversified Energy Co. PLC	5,643	84,640
Domino's Pizza Group PLC	36,008	113,980
Dowlais Group PLC	134,108	123,910
Dr. Martens PLC	57,132	61,002
Drax Group PLC	36,253	338,586
Dunelm Group PLC	13,401	214,971
easyJet PLC	31,024	201,168
Elementis PLC	61,536	140,810
Empiric Student Property PLC	67,078	85,397
Endeavour Mining PLC	19,735	598,658
Energean PLC	14,005	169,328
Ferrexpo PLC(a)	29,746	18,085
Fevertree Drinks PLC	10,720	134,470
Firstgroup PLC	60,189	178,372
Foresight Group Holdings Ltd.	7,076	43,267
Frasers Group PLC(a)	11,355	102,808
Future PLC	9,677	90,505
Games Workshop Group PLC	3,350	717,778
Gamma Communications PLC	8,867	127,407
GB Group PLC	26,788	82,531
Genuit Group PLC	25,301	129,959
Genus PLC	6,707	219,660
GlobalData PLC	28,906	54,017
Grafton Group PLC	17,605	206,389
Grainger PLC	71,653	193,719
Great Portland Estates PLC	35,668	159,921
Schedule of Investments
56

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Greencore Group PLC	44,044	$149,488
Greggs PLC	10,441	217,115
Hammerson PLC	49,330	192,767
Harbour Energy PLC	59,576	156,681
Hays PLC	160,793	135,162
HBX Group International PLC(a)	7,543	73,498
Helios Towers PLC(a)	76,832	120,433
Hill & Smith PLC	8,178	220,109
Hilton Food Group PLC	8,241	92,510
Hiscox Ltd.	34,596	589,006
Hochschild Mining PLC	33,396	122,733
Hollywood Bowl Group PLC	17,940	58,283
Home REIT PLC(a)(d)	61,201	9,214
Howden Joinery Group PLC	55,955	647,767
Hunting PLC	14,863	61,831
Ibstock PLC(b)	39,179	77,716
ICG PLC	29,511	844,976
IG Group Holdings PLC	35,373	526,733
IMI PLC	25,819	754,300
Inchcape PLC	33,333	308,492
IntegraFin Holdings PLC	30,396	143,910
International Workplace Group PLC	77,328	225,622
Investec PLC	62,605	464,244
IP Group PLC(a)	98,799	72,938
ITV PLC	342,216	371,198
J D Wetherspoon PLC	8,840	87,616
JET2 PLC	10,652	228,159
John Wood Group PLC(a)(d)	50,898	11,156
Johnson Matthey PLC	16,162	376,588
Johnson Service Group PLC	42,492	79,237
JTC PLC(b)	15,190	187,779
Judges Scientific PLC	589	46,672
Jupiter Fund Management PLC	46,148	78,498
Just Group PLC	106,761	297,497
Kainos Group PLC	8,968	87,504
Keller Group PLC	7,408	129,392
Kier Group PLC	45,237	118,254
Lancashire Holdings Ltd.	24,773	204,805
Lion Finance Group PLC	3,586	359,512
LondonMetric Property PLC	234,917	591,208
Man Group PLC/Jersey	120,623	261,962
Marshalls PLC	24,687	67,488
Me Group International PLC	23,049	67,538
Metro Bank Holdings PLC(a)	33,459	57,002
Mitchells & Butlers PLC(a)	27,471	100,115
Mitie Group PLC	122,253	226,691
Mobico Group PLC(a)	48,874	23,384
Molten Ventures PLC(a)	16,384	76,770
MONY Group PLC	50,614	133,914
Moonpig Group PLC	31,830	89,958
Morgan Advanced Materials PLC	28,172	86,316
Morgan Sindall Group PLC	4,611	279,746
NCC Group PLC	30,755	61,012
Ninety One PLC	27,864	69,292
Ocado Group PLC(a)	55,609	230,475
OSB Group PLC	37,586	274,932
Oxford Instruments PLC	5,948	142,651
Oxford Nanopore Technologies PLC(a)	48,421	129,792
Pagegroup PLC	29,434	102,953
Pan African Resources PLC	206,217	144,885
Paragon Banking Group PLC	20,027	238,832
Penno Group PLC	47,767	315,569
Security	Shares	Value
United Kingdom (continued)
Persimmon PLC	32,391	$488,415
Pets at Home Group PLC	46,562	140,255
Playtech PLC	25,006	131,436
Plus500 Ltd.	7,387	327,847
Polar Capital Holdings PLC	8,531	53,402
Premier Foods PLC	66,433	169,153
Primary Health Properties PLC	130,907	165,800
PRS REIT PLC (The)	51,040	71,176
QinetiQ Group PLC	50,524	331,240
Quilter PLC(b)	142,492	318,404
Raspberry PI Holdings PLC(a)	8,869	48,273
Rathbones Group PLC	4,733	119,319
Renew Holdings PLC	8,067	90,083
Renishaw PLC	4,125	162,068
RHI Magnesita NV	1,632	51,383
Rightmove PLC	79,084	853,434
Rotork PLC	86,006	368,898
RS Group PLC	48,180	354,554
RWS Holdings PLC	28,139	33,334
Safestore Holdings PLC	21,713	192,538
Savills PLC	13,694	177,052
Senior PLC	41,716	111,286
Serco Group PLC	104,061	286,736
Serica Energy PLC	27,292	60,661
Shaftesbury Capital PLC	148,482	309,419
SigmaRoc PLC(a)	101,927	154,838
Sirius Real Estate Ltd.	154,891	212,944
Softcat PLC	13,201	283,926
Spectris PLC	10,126	531,713
Spire Healthcare Group PLC(b)	29,088	83,285
Spirent Communications PLC	58,569	150,594
SSP Group PLC	82,185	184,696
St. James's Place PLC	54,540	938,681
SThree PLC	12,746	35,550
Supermarket Income REIT PLC	125,733	132,347
Target Healthcare REIT PLC	64,407	84,388
Tate & Lyle PLC	38,400	271,133
Taylor Wimpey PLC	358,167	481,908
TBC Bank Group PLC	4,350	278,047
Telecom Plus PLC	6,937	169,007
THG PLC(a)	62,528	24,929
TP ICAP Group PLC	76,466	308,677
Trainline PLC(a)(b)	43,119	154,836
Travis Perkins PLC	21,905	156,939
Tritax Big Box REIT PLC	228,037	424,176
Trustpilot Group PLC(a)(b)	35,606	117,425
TUI AG(a)	46,357	418,235
UNITE Group PLC (The)	39,672	391,142
Vesuvius PLC	20,322	95,652
Victrex PLC	9,078	82,184
Vistry Group PLC(a)	33,351	255,603
Volex PLC	13,696	67,201
Volution Group PLC	20,398	180,489
Watches of Switzerland Group PLC(a)(b)	22,430	103,158
Weir Group PLC (The)	26,314	924,434
WH Smith PLC	12,895	174,061
Workspace Group PLC	13,434	70,523
XPS Pensions Group PLC	19,097	93,316
Yellow Cake PLC(a)(b)	22,395	144,404
YouGov PLC	11,998	49,471
Young & Co's Brewery PLC, Series A, Class A	3,292	39,259
57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Zigup PLC	20,327	$89,968
		42,364,345
Total Common Stocks — 98.9% (Cost: $157,550,575)		145,407,983
Preferred Stocks
Germany — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	902	71,969
Einhell Germany AG, Preference Shares, NVS	541	45,934
FUCHS SE, Preference Shares, NVS	6,622	303,024
Jungheinrich AG, Preference Shares, NVS	4,937	189,275
Sixt SE, Preference Shares, NVS	1,697	118,346
STO SE & Co. KGaA, Preference Shares, NVS	252	35,879
		764,427
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,631	118,051
Total Preferred Stocks — 0.6% (Cost: $889,697)		882,478
Warrants
Italy — 0.0%
Webuild SpA, ((Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.01)(a)(c)	5,910	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $158,440,272)		146,290,461
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	5,014,412	$5,016,418
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	120,000	120,000
Total Short-Term Securities — 3.5% (Cost: $5,136,418)		5,136,418
Total Investments — 103.0% (Cost: $163,576,690)		151,426,879
Liabilities in Excess of Other Assets — (3.0)%		(4,413,379)
Net Assets — 100.0%		$147,013,500

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%	$3,440,235	$1,576,143 (a)	$—	$1,078	$(1,038)	$5,016,418	5,014,412	$66,740 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%	30,000	90,000 (a)	—	—	—	120,000	120,000	2,081	—
				$1,078	$(1,038)	$5,136,418		$68,821	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
58

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	09/19/25	$488	$(17)
FTSE 100 Index	2	09/19/25	240	6,174
				$6,157
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,174	$—	$—	$—	$6,174
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$17	$—	$—	$—	$17

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$142,138	$—	$—	$—	$142,138
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,252	$—	$—	$—	$1,252
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,170,735
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,294,369	$132,093,243	$20,371	$145,407,983
Preferred Stocks	45,934	836,544	—	882,478
59
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Europe Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Warrants	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	5,136,418	—	—	5,136,418
	$18,476,721	$132,929,787	$20,371	$151,426,879
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,174	$—	$6,174
Liabilities
Equity Contracts	(17)	—	—	(17)
	$(17)	$6,174	$—	$6,157

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
60

Schedule of Investments
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
ANZ Group Holdings Ltd.	9,256	$181,635
APA Group	4,002	21,524
Aristocrat Leisure Ltd.	1,829	81,897
ASX Ltd.	544	24,384
BHP Group Ltd.	15,663	395,572
BlueScope Steel Ltd.	1,622	24,590
Brambles Ltd.	4,012	61,381
CAR Group Ltd.	1,104	26,871
Cochlear Ltd.	218	44,505
Coles Group Ltd.	4,380	58,315
Commonwealth Bank of Australia	5,198	590,127
Computershare Ltd.	1,656	44,579
CSL Ltd.	1,487	257,228
Evolution Mining Ltd.	6,226	28,177
Fortescue Ltd.	5,337	60,384
Goodman Group	6,328	141,484
Insurance Australia Group Ltd.	6,657	37,369
James Hardie Industries PLC(a)	1,789	46,957
Lottery Corp. Ltd. (The)	6,393	22,173
Macquarie Group Ltd.	1,101	152,472
Medibank Pvt Ltd.	8,518	27,840
National Australia Bank Ltd.	9,267	229,976
Northern Star Resources Ltd.	4,200	41,728
Origin Energy Ltd.	5,440	40,679
Pro Medicus Ltd.	178	36,553
Qantas Airways Ltd.	2,276	15,785
QBE Insurance Group Ltd.	4,739	70,299
REA Group Ltd.	189	28,791
Reece Ltd.	888	7,689
Rio Tinto Ltd.	1,201	85,413
Santos Ltd.	9,717	48,895
Scentre Group	17,261	41,310
SGH Ltd.	504	16,485
Sigma Healthcare Ltd.(b)	14,358	26,521
Sonic Healthcare Ltd.	1,313	23,186
South32 Ltd.	14,932	27,923
Stockland	7,749	27,472
Suncorp Group Ltd.	3,230	43,297
Telstra Group Ltd.	13,137	41,869
Transurban Group	9,604	84,994
Vicinity Ltd.	10,164	16,003
Washington H Soul Pattinson & Co. Ltd.	647	16,809
Wesfarmers Ltd.	3,451	188,768
Westpac Banking Corp.	10,695	230,906
WiseTech Global Ltd.	573	43,399
Woodside Energy Group Ltd.	5,721	96,813
Woolworths Group Ltd.	3,756	75,827
Xero Ltd.(a)	459	52,859
		3,989,713
Austria — 0.1%
Erste Group Bank AG	949	86,780
OMV AG	475	24,191
Verbund AG	211	15,711
		126,682
Belgium — 0.3%
Ageas SA	407	27,673
Anheuser-Busch InBev SA	3,074	176,732
Argenx SE(a)	183	122,908
D'ieteren Group	76	15,013
Elia Group SA, Class B	153	17,652
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	338	$28,257
KBC Group NV	751	78,332
Lotus Bakeries NV	1	8,454
Sofina SA	70	21,436
Syensqo SA	245	19,418
UCB SA	373	80,141
		596,016
Canada — 3.3%
Agnico Eagle Mines Ltd.	1,564	194,157
Alamos Gold Inc., Class A	1,308	31,784
Alimentation Couche-Tard Inc.	2,366	122,945
AltaGas Ltd.	1,060	31,297
ARC Resources Ltd.	1,624	31,704
Bank of Montreal	2,247	248,020
Bank of Nova Scotia (The)	3,787	210,696
Barrick Mining Corp.	5,231	110,426
BCE Inc.	211	4,922
Brookfield Asset Management Ltd., Class A	1,273	78,497
Brookfield Corp., Class A	4,276	286,414
Brookfield Renewable Corp.	372	13,604
CAE Inc.(a)	876	24,979
Cameco Corp.	1,415	106,237
Canadian Imperial Bank of Commerce	2,907	207,766
Canadian National Railway Co.	1,618	151,080
Canadian Natural Resources Ltd.	6,462	204,549
Canadian Pacific Kansas City Ltd.	2,858	210,184
Canadian Tire Corp. Ltd., Class A, NVS	136	18,215
Canadian Utilities Ltd., Class A, NVS	406	11,305
CCL Industries Inc., Class B, NVS	441	24,650
Celestica Inc.(a)	359	71,772
Cenovus Energy Inc.	4,393	66,865
CGI Inc.	630	60,736
Constellation Software Inc./Canada	63	217,348
Descartes Systems Group Inc. (The)(a)	259	27,364
Dollarama Inc.	885	120,959
Element Fleet Management Corp.	1,192	31,004
Emera Inc.	958	44,982
Empire Co. Ltd., NVS	441	17,562
Enbridge Inc.	6,732	304,874
Fairfax Financial Holdings Ltd.	64	113,199
First Quantum Minerals Ltd.(a)	2,465	41,433
FirstService Corp.	141	27,793
Fortis Inc./Canada	1,598	78,193
Franco-Nevada Corp.	578	92,073
George Weston Ltd.	189	35,914
GFL Environmental Inc.	720	36,260
Gildan Activewear Inc.	399	20,154
Great-West Lifeco Inc.	889	33,382
Hydro One Ltd.(c)	1,003	35,470
iA Financial Corp. Inc.	249	24,373
IGM Financial Inc.	252	8,344
Imperial Oil Ltd.	563	46,942
Intact Financial Corp.	544	112,443
Ivanhoe Mines Ltd., Class A(a)(b)	2,602	20,300
Keyera Corp.	613	19,245
Kinross Gold Corp.	3,555	56,881
Loblaw Companies Ltd.	456	73,741
Lundin Gold Inc.	337	15,597
Lundin Mining Corp.	2,001	20,435
Magna International Inc.	855	35,061
Manulife Financial Corp.	5,398	167,012
Metro Inc./CN	678	51,843
61
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
National Bank of Canada	1,212	$126,072
Nutrien Ltd.	1,471	87,277
Open Text Corp.	785	23,104
Pan American Silver Corp.	1,100	29,715
Pembina Pipeline Corp.	1,785	66,345
Power Corp. of Canada	1,794	72,299
Quebecor Inc., Class B	406	11,422
RB Global Inc.(b)	543	58,795
Restaurant Brands International Inc.	956	64,869
Rogers Communications Inc., Class B, NVS	1,158	38,678
Royal Bank of Canada	4,409	565,730
Saputo Inc.	889	18,645
Shopify Inc., Class A(a)	3,812	465,963
Stantec Inc.	331	36,182
Sun Life Financial Inc.	1,737	105,905
Suncor Energy Inc.	3,762	148,379
TC Energy Corp.	3,137	149,786
Teck Resources Ltd., Class B	1,443	46,791
TELUS Corp.	1,347	21,698
TFI International Inc.	246	21,394
Thomson Reuters Corp.	476	95,530
TMX Group Ltd.	892	36,270
Toromont Industries Ltd.	246	24,943
Toronto-Dominion Bank (The)	5,430	395,493
Tourmaline Oil Corp.	1,103	46,943
West Fraser Timber Co. Ltd.	184	12,756
Wheaton Precious Metals Corp.	1,435	131,238
Whitecap Resources Inc.	3,815	28,800
WSP Global Inc.	403	82,979
		7,466,986
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	11	21,584
AP Moller - Maersk A/S, Class B, NVS(b)	14	27,647
Carlsberg A/S, Class B	315	39,270
Coloplast A/S, Class B	399	36,441
Danske Bank A/S	2,139	84,857
Demant A/S(a)	338	12,806
DSV A/S	629	140,949
Genmab A/S(a)	209	44,997
Novo Nordisk A/S, Class B	10,002	465,173
Novonesis Novozymes B, Class B	1,052	68,062
Orsted A/S(a)(c)	560	26,394
Pandora A/S	250	41,274
Rockwool A/S, Class B	360	15,775
Tryg A/S	842	20,311
Vestas Wind Systems A/S	2,959	54,026
		1,099,566
Finland — 0.2%
Elisa OYJ	475	24,440
Fortum OYJ	1,415	25,959
Kesko OYJ, Class B	820	17,834
Kone OYJ, Class B	1,002	61,531
Metso OYJ	2,017	25,332
Neste OYJ	1,278	20,170
Nokia OYJ	15,788	64,342
Orion OYJ, Class B	303	24,258
Sampo OYJ, Class A	7,995	85,816
Stora Enso OYJ, Class R	1,622	16,690
UPM-Kymmene OYJ	1,681	43,568
Wartsila OYJ Abp	1,668	46,084
		456,024
Security	Shares	Value
France — 2.8%
Accor SA	579	$29,346
Aeroports de Paris SA	105	12,744
Air Liquide SA	1,773	348,814
Airbus SE	1,845	370,947
Alstom SA(a)	922	21,627
Amundi SA(c)	210	15,519
ArcelorMittal SA	1,586	49,445
Arkema SA	210	14,280
AXA SA	5,504	267,325
BioMerieux	140	20,032
BNP Paribas SA	3,186	290,494
Bollore SE	2,556	14,743
Bouygues SA	648	26,682
Bureau Veritas SA	1,031	31,751
Capgemini SE	468	69,674
Carrefour SA	1,760	25,223
Cie de Saint-Gobain SA	1,350	154,868
Cie Generale des Etablissements Michelin SCA	2,072	73,714
Covivio SA/France	176	11,395
Credit Agricole SA	3,480	64,048
Danone SA	2,003	163,919
Dassault Aviation SA	46	14,322
Dassault Systemes SE	2,069	67,969
Edenred SE	716	20,448
Eiffage SA	245	32,888
Engie SA	5,402	121,427
EssilorLuxottica SA	924	274,755
Eurazeo SE	140	8,215
Eurofins Scientific SE	373	28,566
Euronext NV(c)	268	43,199
FDJ UNITED	268	8,359
Gecina SA	160	15,724
Getlink SE	1,057	19,170
Hermes International SCA	100	244,549
Ipsen SA	105	12,372
Kering SA	227	55,739
Klepierre SA	647	24,697
Legrand SA	783	115,654
L'Oreal SA	756	334,517
LVMH Moet Hennessy Louis Vuitton SE	847	454,680
Orange SA	5,621	85,501
Pernod Ricard SA	618	63,511
Publicis Groupe SA	717	65,521
Renault SA	578	21,386
Rexel SA	685	20,704
Safran SA	1,122	369,981
Sanofi SA	3,429	307,823
Sartorius Stedim Biotech	84	16,786
Schneider Electric SE	1,695	438,654
Societe Generale SA	2,150	137,231
Sodexo SA	280	16,653
STMicroelectronics NV	2,115	53,750
Teleperformance SE	175	17,061
Thales SA	263	70,745
TotalEnergies SE	6,311	375,287
Unibail-Rodamco-Westfield, New	359	34,801
Veolia Environnement SA	2,069	70,116
Vinci SA	1,549	215,170
		6,354,521
Germany — 2.6%
adidas AG	529	101,107
Allianz SE, Registered	1,205	476,189
Schedule of Investments
62

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
BASF SE	2,862	$140,265
Bayer AG, Registered	3,032	94,300
Bayerische Motoren Werke AG	882	83,924
Beiersdorf AG	303	37,651
Brenntag SE	408	25,312
Commerzbank AG	2,854	104,074
Continental AG	315	26,904
Covestro AG, NVS(a)	545	36,944
CTS Eventim AG & Co. KGaA	194	21,907
Daimler Truck Holding AG	1,430	69,563
Delivery Hero SE, Class A(a)(c)	475	14,176
Deutsche Bank AG, Registered	5,750	189,385
Deutsche Boerse AG	578	167,266
Deutsche Lufthansa AG, Registered	1,485	12,734
Deutsche Post AG, Registered	2,965	132,849
Deutsche Telekom AG, Registered	10,794	387,137
E.ON SE	6,863	125,203
Evonik Industries AG	682	13,543
Fresenius Medical Care AG	579	29,368
Fresenius SE & Co. KGaA	1,278	61,000
GEA Group AG	433	31,103
Hannover Rueck SE	176	53,388
Heidelberg Materials AG	441	101,736
Henkel AG & Co. KGaA	337	23,964
Infineon Technologies AG	4,003	157,250
Knorr-Bremse AG	245	24,452
LEG Immobilien SE	211	16,748
Mercedes-Benz Group AG	2,285	129,377
Merck KGaA	405	50,619
MTU Aero Engines AG	176	75,919
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	412	269,724
Nemetschek SE	176	26,223
QIAGEN NV	650	32,231
Rational AG	17	13,123
Rheinmetall AG	139	275,150
RWE AG	1,877	77,004
SAP SE	3,248	928,784
Scout24 SE(c)	225	30,069
Siemens AG, Registered	2,364	602,118
Siemens Energy AG(a)	2,113	244,640
Siemens Healthineers AG(c)	1,052	56,664
Symrise AG, Class A	431	39,069
Talanx AG(a)	195	25,847
Vonovia SE	2,287	70,978
Zalando SE(a)(c)	682	19,886
		5,726,867
Hong Kong — 0.5%
AIA Group Ltd.	33,400	311,427
BOC Hong Kong Holdings Ltd.	10,000	44,903
CK Asset Holdings Ltd.	5,836	26,742
CK Hutchison Holdings Ltd.	8,336	54,259
CK Infrastructure Holdings Ltd.	2,000	14,086
CLP Holdings Ltd.	4,500	39,059
Futu Holdings Ltd., ADR	155	23,820
Galaxy Entertainment Group Ltd.	7,000	34,137
Hang Seng Bank Ltd.	2,300	33,503
Henderson Land Development Co. Ltd.	4,523	15,827
HKT Trust & HKT Ltd., Class SS	12,740	20,060
Hong Kong & China Gas Co. Ltd.	36,618	32,684
Hong Kong Exchanges & Clearing Ltd.	3,600	194,828
Hongkong Land Holdings Ltd.	3,600	21,780
Security	Shares	Value
Hong Kong (continued)
Jardine Matheson Holdings Ltd.	500	$27,151
Link REIT	8,040	44,797
MTR Corp. Ltd.	5,000	17,986
Power Assets Holdings Ltd.	4,500	29,628
Sands China Ltd.	5,600	13,556
Sino Land Co. Ltd.	12,000	13,832
SITC International Holdings Co. Ltd.	4,000	12,968
Sun Hung Kai Properties Ltd.	4,500	53,449
Swire Pacific Ltd., Class A	1,500	13,559
Techtronic Industries Co. Ltd.	5,393	64,488
WH Group Ltd.(c)	25,000	25,029
Wharf Holdings Ltd. (The)(b)	3,000	8,541
Wharf Real Estate Investment Co. Ltd.	6,000	19,049
		1,211,148
Ireland — 0.1%
AIB Group PLC	6,457	50,937
Bank of Ireland Group PLC	3,221	43,194
Kerry Group PLC, Class A	476	43,968
Kingspan Group PLC	475	39,421
Ryanair Holdings PLC	2,633	77,417
		254,937
Israel — 0.2%
Azrieli Group Ltd.	140	13,755
Bank Hapoalim BM	3,591	67,342
Bank Leumi Le-Israel BM	4,396	81,321
Check Point Software Technologies Ltd.(a)	267	49,715
CyberArk Software Ltd.(a)(b)	147	60,486
Elbit Systems Ltd.	83	38,291
ICL Group Ltd.	2,207	13,749
Isracard Ltd.	0	1
Israel Discount Bank Ltd., Class A	3,727	35,643
Mizrahi Tefahot Bank Ltd.	506	31,258
Monday.com Ltd.(a)(b)	118	30,950
Nice Ltd.(a)	211	32,940
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	3,813	58,911
Wix.com Ltd.(a)	175	23,805
		538,167
Italy — 0.8%
Banca Mediolanum SpA	695	12,259
Banco BPM SpA	3,733	47,608
BPER Banca SpA	4,523	44,509
CNH Industrial NV	3,005	38,945
Davide Campari-Milano NV(b)	1,828	12,591
DiaSorin SpA	71	6,941
Enel SpA	24,926	219,805
Eni SpA	6,777	115,665
Ferrari NV	385	168,825
FinecoBank Banca Fineco SpA	1,860	39,607
Generali	2,666	99,457
Infrastrutture Wireless Italiane SpA(c)	711	8,406
Intesa Sanpaolo SpA	46,741	281,627
Leonardo SpA	1,249	67,325
Mediobanca Banca di Credito Finanziario SpA	1,456	32,056
Moncler SpA	776	41,386
Nexi SpA(c)	1,962	11,203
Poste Italiane SpA(c)	1,622	35,043
Prysmian SpA	840	67,085
Recordati Industria Chimica e Farmaceutica SpA	337	19,328
Snam SpA	5,657	32,784
Stellantis NV	6,071	53,577
Telecom Italia SpA/Milano(a)	30,415	13,977
63
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Tenaris SA	1,450	$25,324
Terna - Rete Elettrica Nazionale	4,071	39,391
UniCredit SpA	4,330	318,574
Unipol Gruppo SpA	1,219	24,450
		1,877,748
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	1,415	40,905
Adyen NV(a)(c)	78	133,782
Aegon Ltd.	4,483	32,038
AerCap Holdings NV(b)	608	65,208
Akzo Nobel NV	544	34,164
ASM International NV	150	72,609
ASML Holding NV	1,215	842,084
ASR Nederland NV	490	32,548
BE Semiconductor Industries NV	228	30,805
Coca-Cola Europacific Partners PLC	684	66,293
CVC Capital Partners PLC(c)	657	12,599
DSM-Firmenich AG	576	55,342
EXOR NV	315	30,359
Heineken Holding NV	432	29,156
Heineken NV	879	68,994
IMCD NV	176	19,291
ING Groep NV	9,722	226,575
InPost SA(a)	609	8,747
JDE Peet's NV	245	7,265
Koninklijke Ahold Delhaize NV	2,891	114,184
Koninklijke KPN NV	12,338	55,120
Koninklijke Philips NV	2,490	65,027
NN Group NV	832	56,023
Prosus NV	4,042	230,902
Randstad NV	372	17,681
Universal Music Group NV	3,421	98,412
Wolters Kluwer NV	705	109,810
		2,555,923
New Zealand — 0.1%
Auckland International Airport Ltd.	4,395	19,496
Contact Energy Ltd.	2,459	13,179
Fisher & Paykel Healthcare Corp. Ltd.	1,760	38,155
Infratil Ltd.	2,837	19,371
Meridian Energy Ltd.	4,106	13,787
		103,988
Norway — 0.2%
Aker BP ASA	995	23,936
DNB Bank ASA	2,683	67,879
Equinor ASA	2,454	63,037
Gjensidige Forsikring ASA	614	16,150
Kongsberg Gruppen ASA	1,315	39,296
Mowi ASA	1,330	24,775
Norsk Hydro ASA	4,070	24,123
Orkla ASA	2,441	25,670
Salmar ASA(b)	179	7,272
Telenor ASA	2,276	34,916
Yara International ASA	510	18,853
		345,907
Portugal — 0.0%
EDP Renovaveis SA	899	10,555
EDP SA	9,143	39,519
Galp Energia SGPS SA	1,587	30,304
Jeronimo Martins SGPS SA	854	20,819
		101,197
Security	Shares	Value
Singapore — 0.5%
CapitaLand Ascendas REIT	10,677	$22,861
CapitaLand Integrated Commercial Trust	19,714	33,286
CapitaLand Investment Ltd./Singapore	8,900	18,955
DBS Group Holdings Ltd.	6,540	240,047
Genting Singapore Ltd.(b)	17,500	9,871
Grab Holdings Ltd., Class A(a)	6,771	33,110
Keppel Ltd.	3,900	25,338
Oversea-Chinese Banking Corp. Ltd.	10,525	136,395
Sea Ltd., ADR(a)(b)	1,190	186,414
Sembcorp Industries Ltd.	2,200	13,081
Singapore Airlines Ltd.	4,100	21,415
Singapore Exchange Ltd.	2,900	35,559
Singapore Technologies Engineering Ltd.(b)	4,300	28,927
Singapore Telecommunications Ltd.(b)	23,800	70,928
United Overseas Bank Ltd.	3,900	108,353
Wilmar International Ltd.(b)	6,700	15,165
Yangzijiang Shipbuilding Holdings Ltd.	8,000	15,691
		1,015,396
Spain — 0.9%
Acciona SA	75	14,385
ACS Actividades de Construccion y Servicios SA	492	33,955
Aena SME SA(c)	2,450	65,974
Amadeus IT Group SA	1,347	108,156
Banco Bilbao Vizcaya Argentaria SA	17,987	299,992
Banco de Sabadell SA	16,840	62,155
Banco Santander SA	46,896	402,873
Bankinter SA	2,096	29,919
CaixaBank SA	12,540	117,980
Cellnex Telecom SA(c)	1,454	51,311
Endesa SA	924	26,731
Ferrovial SE	1,542	79,047
Grifols SA(a)	1,247	18,580
Iberdrola SA	19,631	345,041
Industria de Diseno Textil SA	3,395	162,169
International Consolidated Airlines Group SA, Class DI	3,865	19,376
Redeia Corp. SA	961	18,630
Repsol SA	3,891	58,994
Telefonica SA	11,012	56,831
		1,972,099
Sweden — 0.8%
AddTech AB, Class B	804	27,029
Alfa Laval AB	792	34,411
Assa Abloy AB, Class B	3,150	104,234
Atlas Copco AB, Class A	8,280	126,091
Atlas Copco AB, Class B	4,830	65,365
Beijer Ref AB, Class B	1,030	17,291
Boliden AB(a)	785	24,028
Epiroc AB, Class A	2,070	42,131
Epiroc AB, Class B	1,209	21,673
EQT AB	1,235	41,279
Essity AB, Class B	1,829	45,099
Evolution AB(c)	506	45,014
Fastighets AB Balder, Class B(a)	1,864	12,586
H & M Hennes & Mauritz AB, Class B	1,736	23,387
Hexagon AB, Class B	6,453	70,906
Holmen AB, Class B	285	10,592
Industrivarden AB, Class A	372	13,763
Industrivarden AB, Class C	441	16,286
Indutrade AB	821	19,938
Investment AB Latour, Class B	441	11,258
Investor AB, Class B	5,208	150,925
Schedule of Investments
64

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
L E Lundbergforetagen AB, Class B	246	$11,999
Lifco AB, Class B	683	24,329
Nibe Industrier AB, Class B	4,346	20,054
Nordea Bank Abp	9,732	142,007
Saab AB, Class B	988	53,741
Sagax AB, Class B	753	15,938
Sandvik AB	3,348	81,690
Securitas AB, Class B	1,627	24,147
Skandinaviska Enskilda Banken AB, Class A	4,796	83,894
Skanska AB, Class B	1,141	26,616
SKF AB, Class B	854	19,892
Svenska Cellulosa AB SCA, Class B	1,726	21,646
Svenska Handelsbanken AB, Class A	4,734	57,681
Swedbank AB, Class A	2,786	74,186
Swedish Orphan Biovitrum AB(a)	577	15,865
Tele2 AB, Class B	1,896	29,303
Telefonaktiebolaget LM Ericsson, Class B	8,966	65,125
Telia Co. AB	8,036	28,381
Trelleborg AB, Class B	666	24,199
Volvo AB, Class B	4,888	140,382
		1,884,361
Switzerland — 2.4%
ABB Ltd., Registered	4,912	320,744
Alcon AG	1,526	133,781
Amrize Ltd.(a)	1,586	80,174
Avolta AG, Registered	294	15,283
Baloise Holding AG, Registered	140	33,553
Banque Cantonale Vaudoise, Registered	84	9,721
Barry Callebaut AG, Registered(b)	12	14,614
BKW AG	58	12,950
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	117,685
Cie Financiere Richemont SA, Class A, Registered	1,652	269,732
EMS-Chemie Holding AG, Registered	26	20,457
Galderma Group AG	405	62,418
Geberit AG, Registered	106	81,206
Givaudan SA, Registered	29	121,230
Helvetia Holding AG, Registered	115	27,655
Holcim AG	1,586	126,483
Julius Baer Group Ltd.	676	45,741
Kuehne + Nagel International AG, Registered	149	30,378
Logitech International SA, Registered	471	43,674
Lonza Group AG, Registered	227	158,212
Nestle SA, Registered	8,001	699,104
Novartis AG, Registered	5,872	668,745
Partners Group Holding AG	70	94,101
Roche Holding AG, Bearer	108	35,892
Roche Holding AG, NVS	2,165	675,638
Sandoz Group AG	1,184	67,712
Schindler Holding AG, Participation Certificates, NVS	112	40,503
Schindler Holding AG, Registered	71	24,902
SGS SA	472	47,961
SIG Group AG	923	14,933
Sika AG, Registered	475	112,090
Sonova Holding AG, Registered	147	40,015
Straumann Holding AG	350	42,644
Swatch Group AG (The), Bearer(b)	85	15,033
Swiss Life Holding AG, Registered	86	89,079
Swiss Prime Site AG, Registered	210	29,045
Swiss Re AG	946	169,335
Swisscom AG, Registered	78	54,197
Temenos AG, Registered	211	18,873
Security	Shares	Value
Switzerland (continued)
UBS Group AG, Registered	10,246	$380,782
VAT Group AG(c)	87	30,466
Zurich Insurance Group AG	443	302,173
		5,378,914
United Kingdom — 3.8%
3i Group PLC	3,027	165,402
Admiral Group PLC	828	37,323
Anglo American PLC, NVS	3,529	99,299
Antofagasta PLC	1,072	26,437
Ashtead Group PLC	1,381	92,266
Associated British Foods PLC	1,106	32,025
AstraZeneca PLC	4,782	697,654
Auto Trader Group PLC(c)	2,489	27,478
Aviva PLC	8,337	71,231
BAE Systems PLC	9,310	222,142
Barclays PLC	44,630	218,152
Barratt Redrow PLC	4,277	21,062
BP PLC	49,270	264,101
British American Tobacco PLC	6,174	330,786
BT Group PLC	17,735	48,435
Bunzl PLC	1,072	31,814
Centrica PLC	17,346	37,706
Coca-Cola HBC AG, Class DI	736	38,252
Compass Group PLC	5,167	181,566
Croda International PLC	441	15,178
DCC PLC	303	18,977
Diageo PLC	6,775	164,209
Entain PLC	2,010	26,992
Experian PLC	2,851	150,221
Glencore PLC	30,914	124,068
GSK PLC	12,898	237,246
Haleon PLC	28,084	131,733
Halma PLC	1,175	50,277
Hikma Pharmaceuticals PLC	613	15,844
HSBC Holdings PLC	54,353	662,181
Imperial Brands PLC	2,317	90,315
Informa PLC	4,208	48,119
InterContinental Hotels Group PLC	505	58,095
Intertek Group PLC	510	33,160
J Sainsbury PLC	4,831	19,317
JD Sports Fashion PLC	8,381	9,408
Kingfisher PLC	4,343	15,443
Land Securities Group PLC	2,345	17,834
Legal & General Group PLC	17,654	59,725
Lloyds Banking Group PLC	185,494	190,214
London Stock Exchange Group PLC	1,483	180,770
M&G PLC	8,174	28,134
Marks & Spencer Group PLC	6,333	29,085
Melrose Industries PLC	4,109	27,743
Mondi PLC	1,380	18,655
National Grid PLC	15,005	210,851
NatWest Group PLC	24,980	173,401
Next PLC	373	60,546
Pearson PLC	1,587	22,442
Phoenix Group Holdings PLC	2,606	22,790
Prudential PLC	8,271	104,927
Reckitt Benckiser Group PLC	2,053	153,864
RELX PLC	5,759	299,244
Rentokil Initial PLC	7,578	37,802
Rio Tinto PLC	3,470	206,671
Rolls-Royce Holdings PLC	26,208	371,969
Sage Group PLC (The)	2,796	44,894
65
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Schroders PLC	2,225	$11,437
Segro PLC	4,212	35,898
Severn Trent PLC	716	25,108
Shell PLC	18,490	664,403
Smith & Nephew PLC	2,682	40,989
Smiths Group PLC	1,210	37,481
Spirax Group PLC	245	20,474
SSE PLC	3,299	80,866
Standard Chartered PLC	6,189	110,950
Tesco PLC	21,002	117,998
Unilever PLC	7,774	451,051
United Utilities Group PLC	2,035	30,378
Vodafone Group PLC	61,248	66,405
Whitbread PLC	613	24,625
Wise PLC, Class A(a)	1,869	24,968
WPP PLC	3,258	17,640
		8,536,146
United States — 76.6%
3M Co.	1,654	246,810
Abbott Laboratories	5,333	672,971
AbbVie Inc.	5,456	1,031,293
Accenture PLC, Class A	1,933	516,304
Adobe Inc.(a)	1,316	470,720
Advanced Micro Devices Inc.(a)	5,021	885,253
AECOM	403	45,434
Aflac Inc.	1,575	156,492
Agilent Technologies Inc.	888	101,951
Air Products and Chemicals Inc.	677	194,895
Airbnb Inc., Class A(a)	1,352	179,018
Akamai Technologies Inc.(a)	475	36,247
Albertsons Companies Inc., Class A	1,177	22,622
Alexandria Real Estate Equities Inc.	503	38,444
Align Technology Inc.(a)	232	29,930
Allegion PLC	288	47,785
Alliant Energy Corp.	826	53,698
Allstate Corp. (The)	825	167,681
Alnylam Pharmaceuticals Inc.(a)	408	160,034
Alphabet Inc., Class A	18,067	3,467,057
Alphabet Inc., Class C, NVS	15,282	2,947,287
Altria Group Inc.	5,250	325,185
Amazon.com Inc.(a)	29,545	6,916,780
Amcor PLC	7,063	66,039
Ameren Corp.	840	84,949
American Electric Power Co. Inc.	1,668	188,718
American Express Co.	1,728	517,208
American Financial Group Inc./OH	219	27,353
American Homes 4 Rent, Class A	950	32,956
American International Group Inc.	1,803	139,967
American Tower Corp.	1,459	304,041
American Water Works Co. Inc.	595	83,443
Ameriprise Financial Inc.	303	157,012
AMETEK Inc.	710	131,243
Amgen Inc.	1,659	489,571
Amphenol Corp., Class A	3,763	400,797
Analog Devices Inc.	1,522	341,887
Annaly Capital Management Inc.	1,850	37,611
Aon PLC, Class A	611	217,339
Apollo Global Management Inc.	1,246	181,069
Apple Inc.	46,469	9,645,570
Applied Materials Inc.	2,507	451,410
AppLovin Corp., Class A(a)	721	281,695
Aptiv PLC(a)	683	46,881
Security	Shares	Value
United States (continued)
Arch Capital Group Ltd.	1,157	$99,571
Archer-Daniels-Midland Co.	1,516	82,137
Ares Management Corp., Class A	634	117,626
Arista Networks Inc.(a)	3,280	404,162
Arthur J Gallagher & Co.	795	228,364
AT&T Inc.	22,170	607,680
Atlassian Corp., Class A(a)	503	96,465
Atmos Energy Corp.	476	74,218
Autodesk Inc.(a)	649	196,718
Automatic Data Processing Inc.	1,245	385,327
AutoZone Inc.(a)	53	199,724
AvalonBay Communities Inc.	455	84,757
Avantor Inc.(a)	2,109	28,345
Avery Dennison Corp.	245	41,104
Axon Enterprise Inc.(a)	230	173,763
Baker Hughes Co., Class A	3,135	141,232
Ball Corp.	811	46,438
Bank of America Corp.	22,453	1,061,353
Bank of New York Mellon Corp. (The)	2,226	225,828
Baxter International Inc.	1,544	33,597
Becton Dickinson & Co.	895	159,534
Bentley Systems Inc., Class B	491	28,468
Berkshire Hathaway Inc., Class B(a)	4,139	1,953,111
Best Buy Co. Inc.	604	39,296
Biogen Inc.(a)	441	56,448
BioMarin Pharmaceutical Inc.(a)	544	31,470
Blackrock Inc.(d)	455	503,235
Blackstone Inc.	2,271	392,792
Block Inc.(a)	1,755	135,591
Boeing Co. (The)(a)	2,348	520,880
Booking Holdings Inc.	101	555,910
Booz Allen Hamilton Holding Corp., Class A	421	45,186
Boston Scientific Corp.(a)	4,594	482,002
Bristol-Myers Squibb Co.	6,306	273,113
Broadcom Inc.	13,830	4,061,871
Broadridge Financial Solutions Inc.	376	93,064
Brown & Brown Inc.	907	82,873
Brown-Forman Corp., Class B	564	16,271
Builders FirstSource Inc.(a)	372	47,292
Bunge Global SA	441	35,174
Burlington Stores Inc.(a)	182	49,679
BXP Inc.	470	30,752
Cadence Design Systems Inc.(a)	835	304,416
Camden Property Trust	323	35,272
Capital One Financial Corp.	1,980	425,700
Cardinal Health Inc.	740	114,863
Carlisle Companies Inc.	139	49,305
Carlyle Group Inc. (The)	654	39,672
Carnival Corp.(a)	3,285	97,794
Carrier Global Corp.	2,401	164,757
Carvana Co., Class A(a)	380	148,265
Caterpillar Inc.	1,475	646,079
Cboe Global Markets Inc.	320	77,133
CBRE Group Inc., Class A(a)	918	142,969
CDW Corp.	423	73,763
Cencora Inc.	560	160,205
Centene Corp.(a)	1,560	40,669
CenterPoint Energy Inc.	2,081	80,784
CF Industries Holdings Inc.	517	47,993
CH Robinson Worldwide Inc.	350	40,362
Charles Schwab Corp. (The)	5,281	516,112
Charter Communications Inc., Class A(a)(b)	297	80,000
Schedule of Investments
66

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Cheniere Energy Inc.	686	$161,814
Chevron Corp.	6,074	921,061
Chipotle Mexican Grill Inc., Class A(a)	4,258	182,583
Chubb Ltd.	1,192	317,120
Church & Dwight Co. Inc.	751	70,421
Cigna Group (The)	836	223,530
Cincinnati Financial Corp.	475	70,067
Cintas Corp.	1,120	249,256
Cisco Systems Inc.	12,321	838,814
Citigroup Inc.	5,789	542,429
Citizens Financial Group Inc.	1,366	65,186
Clorox Co. (The)	372	46,708
Cloudflare Inc., Class A(a)(b)	968	201,034
CME Group Inc.	1,131	314,735
CMS Energy Corp.	978	72,176
Coca-Cola Co. (The)	12,634	857,722
Cognizant Technology Solutions Corp., Class A	1,486	106,635
Coinbase Global Inc., Class A(a)	620	234,211
Colgate-Palmolive Co.	2,420	202,917
Comcast Corp., Class A	11,650	387,129
Conagra Brands Inc.	1,484	27,098
ConocoPhillips	3,877	369,633
Consolidated Edison Inc.	1,107	114,574
Constellation Brands Inc., Class A	505	84,355
Constellation Energy Corp.	958	333,231
Cooper Companies Inc. (The)(a)	636	44,959
Copart Inc.(a)	2,854	129,372
Corning Inc.	2,485	157,151
Corpay Inc.(a)	204	65,902
Corteva Inc.	2,122	153,060
CoStar Group Inc.(a)	1,343	127,840
Costco Wholesale Corp.	1,368	1,285,428
Coterra Energy Inc.	2,355	57,438
CRH PLC	2,060	196,627
Crowdstrike Holdings Inc., Class A(a)	759	345,019
Crown Castle Inc.	1,336	140,400
Crown Holdings Inc.	337	33,484
CSX Corp.	5,963	211,925
Cummins Inc.	438	161,018
CVS Health Corp.	3,837	238,278
Danaher Corp.	2,008	395,897
Darden Restaurants Inc.	373	75,223
Datadog Inc., Class A(a)	923	129,202
DaVita Inc.(a)	123	17,266
Deckers Outdoor Corp.(a)	475	50,431
Deere & Co.	793	415,825
Dell Technologies Inc., Class C	980	130,036
Delta Air Lines Inc.	441	23,466
Devon Energy Corp.	2,014	66,905
Dexcom Inc.(a)	1,204	97,247
Diamondback Energy Inc.	605	89,939
Dick's Sporting Goods Inc.	192	40,610
Digital Realty Trust Inc.	1,067	188,261
DocuSign Inc., Class A(a)	611	46,216
Dollar General Corp.	644	67,556
Dollar Tree Inc.(a)	638	72,445
Dominion Energy Inc.	2,642	154,425
Domino's Pizza Inc.	106	49,100
DoorDash Inc., Class A(a)	1,119	280,030
Dover Corp.	407	73,724
Dow Inc.	2,205	51,354
DR Horton Inc.	859	122,700
Security	Shares	Value
United States (continued)
DraftKings Inc., Class A (a)	1,265	$56,976
DTE Energy Co.	630	87,198
Duke Energy Corp.	2,433	295,950
DuPont de Nemours Inc.	1,274	91,601
Dynatrace Inc.(a)	975	51,295
Eaton Corp. PLC	1,212	466,281
eBay Inc.	1,459	133,863
Ecolab Inc.	789	206,529
Edison International	1,199	62,492
Edwards Lifesciences Corp.(a)	1,821	144,424
Electronic Arts Inc.	792	120,772
Elevance Health Inc.	697	197,307
Eli Lilly & Co.	2,498	1,848,695
EMCOR Group Inc.	146	91,614
Emerson Electric Co.	1,718	249,986
Entegris Inc.	474	37,190
Entergy Corp.	1,366	123,527
EOG Resources Inc.	1,745	209,435
EQT Corp.	1,732	93,095
Equifax Inc.	372	89,366
Equinix Inc.	302	237,121
Equitable Holdings Inc.	976	50,118
Equity LifeStyle Properties Inc.	567	33,975
Equity Residential	1,099	69,457
Erie Indemnity Co., Class A, NVS	73	26,006
Essential Utilities Inc.	814	29,955
Essex Property Trust Inc.	190	49,434
Estee Lauder Companies Inc. (The), Class A	722	67,391
Everest Group Ltd.	125	41,975
Evergy Inc.	717	50,764
Eversource Energy	1,102	72,842
Exelon Corp.	3,159	141,965
Expand Energy Corp.	632	66,221
Expedia Group Inc.	403	72,629
Expeditors International of Washington Inc.	461	53,587
Extra Space Storage Inc.	645	86,662
Exxon Mobil Corp.	13,360	1,491,510
F5 Inc.(a)	175	54,849
FactSet Research Systems Inc.	114	45,931
Fair Isaac Corp.(a)	76	109,191
Fastenal Co.	3,532	162,931
FedEx Corp.	715	159,795
Ferguson Enterprises Inc.	615	137,348
Fidelity National Financial Inc.	729	41,137
Fidelity National Information Services Inc.	1,616	128,327
Fifth Third Bancorp	2,036	84,637
First Citizens BancShares Inc./NC, Class A	31	61,838
First Solar Inc.(a)	330	57,661
FirstEnergy Corp.	1,788	76,365
Fiserv Inc.(a)	1,725	239,671
Flutter Entertainment PLC, Class DI(a)	533	161,105
Ford Motor Co.	11,744	130,006
Fortinet Inc.(a)	2,036	203,396
Fortive Corp.	1,071	51,333
Fox Corp., Class A, NVS	705	39,311
Fox Corp., Class B	510	26,081
Freeport-McMoRan Inc.	4,332	174,320
Gaming and Leisure Properties Inc.	770	35,097
Garmin Ltd.	475	103,911
Gartner Inc.(a)	229	77,551
GE HealthCare Technologies Inc., NVS(a)	1,444	102,986
GE Vernova Inc.	838	553,323
67
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Gen Digital Inc.	1,588	$46,830
General Dynamics Corp.	722	224,982
General Electric Co.	3,295	893,209
General Mills Inc.	1,639	80,278
General Motors Co.	2,985	159,220
Genuine Parts Co.	437	56,321
Gilead Sciences Inc.	3,873	434,899
Global Payments Inc.	785	62,761
GoDaddy Inc., Class A(a)	446	72,065
Goldman Sachs Group Inc. (The)	960	694,646
Graco Inc.	505	42,410
Halliburton Co.	2,682	60,077
Hartford Insurance Group Inc. (The)	895	111,329
HCA Healthcare Inc.	570	201,774
Healthpeak Properties Inc.	2,155	36,506
HEICO Corp.	122	39,870
HEICO Corp., Class A	253	65,297
Hershey Co. (The)	456	84,875
Hewlett Packard Enterprise Co.	4,079	84,395
Hilton Worldwide Holdings Inc.	758	203,205
Hologic Inc.(a)	751	50,182
Home Depot Inc. (The)	3,086	1,134,136
Honeywell International Inc.	2,003	445,367
Hormel Foods Corp.	889	24,972
Howmet Aerospace Inc.	1,215	218,421
HP Inc.	2,957	73,334
Hubbell Inc., Class B	155	67,809
HubSpot Inc.(a)(b)	152	78,987
Humana Inc.	373	93,202
Huntington Bancshares Inc./Ohio	4,482	73,639
Hyatt Hotels Corp., Class A	146	20,582
IDEX Corp.	246	40,223
IDEXX Laboratories Inc.(a)	256	136,783
Illinois Tool Works Inc.	861	220,390
Illumina Inc.(a)	473	48,582
Incyte Corp.(a)	545	40,815
Ingersoll Rand Inc.	1,275	107,903
Insulet Corp.(a)	211	60,852
Intel Corp.	13,661	270,488
Interactive Brokers Group Inc., Class A	1,344	88,113
Intercontinental Exchange Inc.	1,765	326,225
International Business Machines Corp.	2,857	723,250
International Flavors & Fragrances Inc.	751	53,344
International Paper Co.	1,529	71,465
Intuit Inc.	871	683,848
Intuitive Surgical Inc.(a)	1,115	536,415
Invitation Homes Inc.	1,722	52,779
IQVIA Holdings Inc.(a)	543	100,922
Iron Mountain Inc.	936	91,129
J.M. Smucker Co. (The)	338	36,281
Jabil Inc.	336	74,985
Jack Henry & Associates Inc.	210	35,661
Jacobs Solutions Inc.	372	52,776
JB Hunt Transport Services Inc.	246	35,436
Johnson & Johnson	7,437	1,225,171
Johnson Controls International PLC	2,065	216,825
JPMorgan Chase & Co.	8,637	2,558,625
Kellanova	887	70,809
Kenvue Inc.	5,898	126,453
Keurig Dr Pepper Inc.	4,023	131,351
KeyCorp	2,987	53,527
Keysight Technologies Inc.(a)	544	89,167
Security	Shares	Value
United States (continued)
Kimberly-Clark Corp.	1,037	$129,231
Kimco Realty Corp.	2,151	45,666
Kinder Morgan Inc.	6,140	172,288
KKR & Co. Inc.	1,908	279,675
KLA Corp.	408	358,644
Kraft Heinz Co. (The)	2,840	77,986
Kroger Co. (The)	1,933	135,503
L3Harris Technologies Inc.	598	164,342
Labcorp Holdings Inc.	277	72,042
Lam Research Corp.	4,002	379,550
Las Vegas Sands Corp.	1,190	62,356
Leidos Holdings Inc.	373	59,549
Lennar Corp., Class A	750	84,135
Lennox International Inc.	92	56,028
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	613	61,515
Linde PLC	1,460	671,980
Live Nation Entertainment Inc.(a)	513	75,770
LKQ Corp.	785	23,134
Lockheed Martin Corp.	646	271,953
Loews Corp.	578	52,332
Lowe's Companies Inc.	1,730	386,776
LPL Financial Holdings Inc.	246	97,350
Lululemon Athletica Inc.(a)	339	67,980
LyondellBasell Industries NV, Class A	828	47,966
M&T Bank Corp.	496	93,595
Marathon Petroleum Corp.	962	163,723
Markel Group Inc.(a)	42	84,348
Marriott International Inc./MD, Class A	719	189,694
Marsh & McLennan Companies Inc.	1,507	300,194
Martin Marietta Materials Inc.	193	110,952
Marvell Technology Inc.	2,625	210,971
Masco Corp.	682	46,465
Mastercard Inc., Class A	2,515	1,424,672
McCormick & Co. Inc./MD, NVS	785	55,445
McDonald's Corp.	2,222	666,756
McKesson Corp.	387	268,400
Medtronic PLC	3,965	357,802
MercadoLibre Inc.(a)	142	337,092
Merck & Co. Inc.	7,758	606,055
Meta Platforms Inc., Class A	6,779	5,243,150
MetLife Inc.	1,843	139,976
Mettler-Toledo International Inc.(a)	65	80,189
Microchip Technology Inc.	1,691	114,295
Micron Technology Inc.	3,457	377,297
Microsoft Corp.	21,846	11,654,841
MicroStrategy Inc., Class A(a)	770	309,432
Mid-America Apartment Communities Inc.	338	48,141
Molina Healthcare Inc.(a)	176	27,785
Molson Coors Beverage Co., Class B	579	28,209
Mondelez International Inc., Class A	4,002	258,889
MongoDB Inc., Class A(a)	266	63,279
Monolithic Power Systems Inc.	150	106,686
Monster Beverage Corp.(a)	2,257	132,599
Moody's Corp.	505	260,444
Morgan Stanley	3,721	530,094
Motorola Solutions Inc.	510	223,880
MSCI Inc., Class A	246	138,095
Nasdaq Inc.	1,355	130,378
Natera Inc.(a)	387	51,726
NetApp Inc.	608	63,311
Netflix Inc.(a)	1,325	1,536,205
Schedule of Investments
68

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Neurocrine Biosciences Inc.(a)	281	$36,033
Newmont Corp.	3,581	222,380
News Corp., Class A, NVS	1,175	34,451
NextEra Energy Inc.	6,380	453,363
Nike Inc., Class B	3,614	269,930
NiSource Inc.	1,420	60,279
Nordson Corp.	163	34,916
Norfolk Southern Corp.	681	189,318
Northern Trust Corp.	595	77,350
Northrop Grumman Corp.	418	241,023
NRG Energy Inc.	650	108,680
Nucor Corp.	719	102,867
Nutanix Inc., Class A(a)	778	58,482
Nvidia Corp.	75,478	13,425,272
NVR Inc.(a)	9	67,945
NXP Semiconductors NV	787	168,237
Occidental Petroleum Corp.	2,169	95,306
Okta Inc.(a)	529	51,736
Old Dominion Freight Line Inc.	602	89,849
Omnicom Group Inc.	577	41,573
ON Semiconductor Corp.(a)	1,348	75,973
ONEOK Inc.	1,904	156,337
Oracle Corp.	5,221	1,324,933
O'Reilly Automotive Inc.(a)	2,670	262,514
Otis Worldwide Corp.	1,192	102,142
Owens Corning	268	37,367
PACCAR Inc.	1,597	157,720
Packaging Corp. of America	268	51,925
Palantir Technologies Inc., Class A(a)	6,598	1,044,793
Palo Alto Networks Inc.(a)	2,049	355,706
Parker-Hannifin Corp.	399	292,028
Paychex Inc.	1,002	144,619
Paycom Software Inc.	175	40,520
PayPal Holdings Inc.(a)	2,969	204,148
Pentair PLC	510	52,122
PepsiCo Inc.	4,221	582,160
Pfizer Inc.	17,712	412,512
PG&E Corp.	6,785	95,126
Philip Morris International Inc.	4,826	791,705
Phillips 66	1,279	158,059
Pinterest Inc., Class A(a)	1,872	72,259
PNC Financial Services Group Inc. (The)	1,229	233,842
Pool Corp.	120	36,977
PPG Industries Inc.	717	75,644
PPL Corp.	2,208	78,804
Principal Financial Group Inc.	702	54,637
Procter & Gamble Co. (The)	7,243	1,089,854
Progressive Corp. (The)	1,823	441,239
Prologis Inc.	2,873	306,779
Prudential Financial Inc.	1,064	110,209
PTC Inc.(a)	385	82,702
Public Service Enterprise Group Inc.	1,553	139,444
Public Storage	479	130,259
PulteGroup Inc.	665	75,092
Pure Storage Inc., Class A(a)	956	56,901
Qualcomm Inc.	3,414	501,039
Quanta Services Inc.	467	189,663
Quest Diagnostics Inc.	328	54,910
Raymond James Financial Inc.	597	99,777
Realty Income Corp.	2,675	150,148
Reddit Inc., Class A(a)	204	32,760
Regency Centers Corp.	487	34,772
Security	Shares	Value
United States (continued)
Regeneron Pharmaceuticals Inc.	333	$181,638
Regions Financial Corp.	2,663	67,454
Reliance Inc.	151	43,810
Republic Services Inc., Class A	688	158,687
ResMed Inc.	441	119,926
Revvity Inc.	402	35,336
Rivian Automotive Inc., Class A(a)(b)	2,429	31,261
Robinhood Markets Inc., Class A(a)	2,274	234,336
ROBLOX Corp., Class A(a)	1,665	229,420
Rockwell Automation Inc.	364	128,022
Rollins Inc.	927	53,089
Roper Technologies Inc.	330	181,632
Ross Stores Inc.	1,034	141,182
Royal Caribbean Cruises Ltd.	789	250,799
Royalty Pharma PLC, Class A	1,260	46,368
RPM International Inc.	406	47,668
RTX Corp.	4,115	648,401
S&P Global Inc.	967	532,914
Salesforce Inc.	2,988	771,890
Samsara Inc., Class A(a)	862	32,782
SBA Communications Corp., Class A	322	72,360
Schlumberger NV	4,150	140,270
Seagate Technology Holdings PLC	644	101,114
Sempra	2,037	166,382
ServiceNow Inc.(a)	641	604,540
Sherwin-Williams Co. (The)	735	243,197
Simon Property Group Inc.	1,024	167,721
Smurfit WestRock PLC	1,595	70,786
Snap Inc., Class A, NVS(a)(b)	3,199	30,167
Snap-on Inc.	152	48,821
Snowflake Inc., Class A(a)	987	220,594
Solventum Corp.(a)	429	30,613
Southern Co. (The)	3,410	322,177
Spotify Technology SA(a)	473	296,353
SS&C Technologies Holdings Inc.	682	58,297
Starbucks Corp.	3,501	312,149
State Street Corp.	915	102,251
Steel Dynamics Inc.	407	51,917
STERIS PLC	303	68,626
Stryker Corp.	1,055	414,330
Sun Communities Inc.	415	51,472
Super Micro Computer Inc.(a)(b)	1,589	93,703
Synchrony Financial	1,199	83,534
Synopsys Inc.(a)(b)	562	356,010
Sysco Corp.	1,515	120,594
T Rowe Price Group Inc.	682	69,189
Take-Two Interactive Software Inc.(a)	538	119,829
Targa Resources Corp.	650	108,167
Target Corp.	1,438	144,519
TE Connectivity PLC	908	186,821
Teledyne Technologies Inc.(a)	140	77,143
Teradyne Inc.	496	53,285
Tesla Inc.(a)	8,942	2,756,550
Texas Instruments Inc.	2,815	509,684
Texas Pacific Land Corp.	61	59,056
Textron Inc.	614	47,751
The Campbell's Co.	581	18,546
Thermo Fisher Scientific Inc.	1,159	542,041
TJX Companies Inc. (The)	3,440	428,383
T-Mobile U.S. Inc.	1,420	338,542
Toast Inc., Class A(a)(b)	1,314	64,176
Tractor Supply Co.	1,590	90,551
69
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Trade Desk Inc. (The), Class A(a)	1,379	$119,918
Tradeweb Markets Inc., Class A	337	46,691
Trane Technologies PLC	686	300,523
TransDigm Group Inc.	172	276,655
TransUnion	634	60,350
Travelers Companies Inc. (The)	715	186,072
Trimble Inc.(a)	785	65,854
Truist Financial Corp.	4,003	174,971
Twilio Inc., Class A(a)	446	57,534
Tyler Technologies Inc.(a)	128	74,824
Tyson Foods Inc., Class A	845	44,194
U.S. Bancorp	4,817	216,572
Uber Technologies Inc.(a)	5,857	513,952
UDR Inc.	965	37,915
U-Haul Holding Co.	299	15,548
Ulta Beauty Inc.(a)	146	75,191
Union Pacific Corp.	1,851	410,866
United Airlines Holdings Inc.(a)	253	22,342
United Parcel Service Inc., Class B	2,228	191,964
United Rentals Inc.	200	176,588
United Therapeutics Corp.(a)	139	38,183
UnitedHealth Group Inc.	2,848	710,747
Universal Health Services Inc., Class B	194	32,291
Valero Energy Corp.	993	136,349
Veeva Systems Inc., Class A(a)	473	134,427
Ventas Inc.	1,379	92,641
Veralto Corp.	792	83,025
VeriSign Inc.	250	67,218
Verisk Analytics Inc., Class A	434	120,960
Verizon Communications Inc.	13,137	561,738
Vertex Pharmaceuticals Inc.(a)	799	365,039
Vertiv Holdings Co., Class A	1,160	168,896
VICI Properties Inc., Class A	3,167	103,244
Visa Inc., Class A	5,323	1,838,937
Vistra Corp.	1,073	223,763
Vulcan Materials Co.	406	111,516
W R Berkley Corp.	926	63,718
Walmart Inc.	13,652	1,337,623
Walt Disney Co. (The)	5,580	664,634
Warner Bros Discovery Inc.(a)	7,186	94,640
Waste Connections Inc.	785	146,536
Waste Management Inc.	1,229	281,638
Waters Corp.(a)	184	53,132
Watsco Inc.	106	47,793
WEC Energy Group Inc.	958	104,499
Wells Fargo & Co.	10,135	817,185
Welltower Inc.	2,016	332,781
West Pharmaceutical Services Inc.	225	53,834
Western Digital Corp.	1,105	86,952
Westinghouse Air Brake Technologies Corp.	548	105,243
Weyerhaeuser Co.	2,311	57,891
Williams Companies Inc. (The)	3,836	229,968
Williams-Sonoma Inc.	367	68,647
Willis Towers Watson PLC	296	93,480
Workday Inc., Class A(a)	647	148,409
WP Carey Inc.	632	40,549
WW Grainger Inc.	142	147,615
Xcel Energy Inc.	1,819	133,587
Xylem Inc./New York	753	108,899
Yum! Brands Inc.	841	121,230
Zebra Technologies Corp., Class A(a)	150	50,853
Zillow Group Inc., Class C (a)	441	35,082
Security	Shares	Value
United States (continued)
Zimmer Biomet Holdings Inc.	613	$56,181
Zoetis Inc.	1,361	198,420
Zoom Video Communications Inc., Class A(a)	805	59,610
Zscaler Inc.(a)	320	91,379
		171,299,122
Total Common Stocks — 99.6% (Cost: $188,429,841)		222,891,428
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	175	15,300
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	336	17,037
Henkel AG & Co. KGaA, Preference Shares, NVS	544	41,920
Porsche Automobil Holding SE, Preference Shares, NVS	475	19,064
Sartorius AG, Preference Shares, NVS	80	17,036
Volkswagen AG, Preference Shares, NVS	630	65,876
		176,233
Total Preferred Stocks — 0.1% (Cost: $369,541)		176,233
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	72	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $188,799,382)		223,067,661
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(f)(g)	1,534,152	1,534,766
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(f)	280,000	280,000
Total Short-Term Securities — 0.8% (Cost: $1,814,765)		1,814,766
Total Investments — 100.5% (Cost: $190,614,147)		224,882,427
Liabilities in Excess of Other Assets — (0.5)%		(1,217,149)
Net Assets — 100.0%		$223,665,278

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
70

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$774,793	$760,655 (a)	$—	$(501)	$(181)	$1,534,766	1,534,152	$3,376 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	40,000 (a)	—	—	—	280,000	280,000	13,450	—
BlackRock Inc.	535,542	—	(153,450)	19,883	101,260	503,235	455	10,178	—
				$19,382	$101,079	$2,318,001		$27,004	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	09/19/25	$183	$(1,374)
S&P 500 E-Mini Index	1	09/19/25	319	14,250
				$12,876
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$14,250	$—	$—	$—	$14,250
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,374	$—	$—	$—	$1,374

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$65,312	$—	$—	$—	$65,312
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$13,229	$—	$—	$—	$13,229
71
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares® MSCI Kokusai ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$468,311
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$179,669,613	$43,221,815	$—	$222,891,428
Preferred Stocks	—	176,233	—	176,233
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,814,766	—	—	1,814,766
	$181,484,379	$43,398,048	$—	$224,882,427
Derivative Financial Instruments(a)
Assets
Equity Contracts	$14,250	$—	$—	$14,250
Liabilities
Equity Contracts	(1,374)	—	—	(1,374)
	$12,876	$—	$—	$12,876

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
72

Statements of Assets and Liabilities
July 31, 2025

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$21,935,714,790	$1,019,080,122	$2,779,518,926	$4,068,376,860
Investments, at value—affiliated(c)	243,291,158	11,688,353	68,594,537	1,840,000
Cash	—	3,843	866,816	2,664
Cash pledged for futures contracts	3,187,000	170,000	411,000	—
Foreign currency collateral pledged for futures contracts(d)	—	—	—	1,011,394
Foreign currency, at value(e)	30,154,312	1,204,297	4,513,573	4,409,527
Receivables:
Investments sold	371,493	—	889	6,280,155
Securities lending income—affiliated	97,459	2,574	78,709	3
Dividends—unaffiliated	17,332,069	910,011	6,305,082	1,369,399
Dividends—affiliated	85,179	5,380	76,260	6,482
Tax reclaims	7,927,859	417,323	—	9,595,053
Foreign withholding tax claims	198,734	11,034	—	—
Total assets	22,238,360,053	1,033,492,937	2,860,365,792	4,092,891,537
LIABILITIES
Bank overdraft	194,553	—	—	—
Collateral on securities loaned, at value	174,744,808	7,873,553	43,859,627	—
Payables:
Investments purchased	—	—	4,221,984	6,702,311
Capital shares redeemed	1,797,614	—	—	72,498
Deferred foreign capital gain tax	18,745,101	561,184	23,132,966	—
Foreign taxes	268,713	—	—	—
Investment advisory fees	5,898,514	174,281	1,620,186	1,645,973
Professional fees	34,307	2,275	—	305
Variation margin on futures contracts	282,920	17,655	59,212	146,834
Total liabilities	201,966,530	8,628,948	72,893,975	8,567,921
Commitments and contingent liabilities
NET ASSETS	$22,036,393,523	$1,024,863,989	$2,787,471,817	$4,084,323,616
NET ASSETS CONSIST OF
Paid-in capital	$16,311,828,028	$810,628,828	$3,003,856,358	$3,399,397,397
Accumulated earnings (loss)	5,724,565,495	214,235,161	(216,384,541)	684,926,219
NET ASSETS	$22,036,393,523	$1,024,863,989	$2,787,471,817	$4,084,323,616
NET ASSET VALUE
Shares outstanding	169,600,000	4,800,000	33,200,000	127,550,000
Net asset value	$129.93	$213.51	$83.96	$32.02
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$14,701,090,447	$727,357,949	$2,114,967,632	$3,130,012,011
(b) Securities loaned, at value	$164,303,599	$7,489,265	$39,972,731	$—
(c) Investments, at cost—affiliated	$227,245,368	$11,194,508	$68,594,537	$1,840,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$1,021,654
(e) Foreign currency, at cost	$30,097,996	$1,224,221	$4,531,867	$4,504,510
See notes to financial statements.
73
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
July 31, 2025

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$146,290,461	$222,564,426
Investments, at value—affiliated(c)	5,136,418	2,318,001
Cash	131	7,578
Cash pledged for futures contracts	—	24,000
Foreign currency collateral pledged for futures contracts(d)	63,892	13,695
Foreign currency, at value(e)	435,602	175,936
Receivables:
Investments sold	415,486	—
Securities lending income—affiliated	6,510	185
Capital shares sold	223,576	—
Dividends—unaffiliated	104,572	124,308
Dividends—affiliated	209	908
Tax reclaims	217,738	54,957
Total assets	152,894,595	225,283,994
LIABILITIES
Collateral on securities loaned, at value	5,019,264	1,542,051
Payables:
Investments purchased	802,179	25,592
Investment advisory fees	42,200	47,474
Professional fees	9,233	—
Variation margin on futures contracts	8,219	3,599
Total liabilities	5,881,095	1,618,716
Commitments and contingent liabilities
NET ASSETS	$147,013,500	$223,665,278
NET ASSETS CONSIST OF
Paid-in capital	$187,308,607	$221,040,108
Accumulated earnings (loss)	(40,295,107)	2,625,170
NET ASSETS	$147,013,500	$223,665,278
NET ASSET VALUE
Shares outstanding	2,250,000	1,750,000
Net asset value	$65.34	$127.81
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$158,440,272	$188,399,509
(b) Securities loaned, at value	$4,660,050	$1,466,660
(c) Investments, at cost—affiliated	$5,136,418	$2,214,638
(d) Foreign currency collateral pledged, at cost	$67,558	$15,075
(e) Foreign currency, at cost	$438,316	$176,012
See notes to financial statements.
Statements of Assets and Liabilities
74

Statements of Operations
Year Ended July 31, 2025

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF
INVESTMENT INCOME
Dividends—unaffiliated	$383,134,786	$18,844,876	$64,978,061	$141,165,824
Dividends—affiliated	2,095,027	104,920	1,081,891	78,653
Interest—unaffiliated	205,743	9,029	57,719	55,213
Securities lending income—affiliated—net	730,352	28,956	562,963	4,550
Other income—unaffiliated	69,825	6,327	—	59,368
Foreign taxes withheld	(20,423,614)	(992,999)	(7,888,618)	(13,980,762)
Foreign withholding tax claims	2,639,820	195,739	—	1,495,854
Total investment income	368,451,939	18,196,848	58,792,016	128,878,700
EXPENSES
Investment advisory	62,257,717	1,963,195	18,141,612	12,414,005
Professional	261,385	16,833	—	165,523
Commitment costs	39,896	4,040	39,896	—
Interest expense	9,789	2,671	—	—
Mauritius income taxes	—	—	115	—
Total expenses	62,568,787	1,986,739	18,181,623	12,579,528
Less:
Investment advisory fees waived	—	—	(814,543)	—
Total expenses after fees waived	62,568,787	1,986,739	17,367,080	12,579,528
Net investment income	305,883,152	16,210,109	41,424,936	116,299,172
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(210,804,870)	14,158,721	(50,860,381)	(11,662,104)
Investments—affiliated	47,039	(4,608)	14,161	(4,152)
Foreign currency transactions	691,052	16,696	18,860	1,086,131
Futures contracts	7,098,073	323,544	966,981	1,001,265
In-kind redemptions—unaffiliated(b)	387,038,041	27,658,697	5,069,816	41,118,068
In-kind redemptions—affiliated(b)	832,510	53,190	—	—
	184,901,845	42,206,240	(44,790,563)	31,539,208
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	2,605,318,103	91,853,557	425,247,850	810,553,909
Investments—affiliated	8,114,804	339,456	(13,181)	—
Foreign currency translations	431,023	(4,745)	(74,319)	322,980
Futures contracts	925,263	34,455	(50,909)	168,778
	2,614,789,193	92,222,723	425,109,441	811,045,667
Net realized and unrealized gain	2,799,691,038	134,428,963	380,318,878	842,584,875
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,105,574,190	$150,639,072	$421,743,814	$958,884,047
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,073,087)	$(236,372)	$(2,653,500)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$2,844,442	$604,484	$6,619,491	$—
See notes to financial statements.
75
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended July 31, 2025

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,869,519	$3,931,650
Dividends—affiliated	2,081	23,628
Interest—unaffiliated	4,620	1,936
Securities lending income—affiliated—net	66,740	3,376
Other income—unaffiliated	3,440	—
Foreign taxes withheld	(345,254)	(158,480)
Foreign withholding tax claims	44,022	25,033
Total investment income	3,645,168	3,827,143
EXPENSES
Investment advisory	401,339	556,283
Professional	11,519	2,503
Total expenses	412,858	558,786
Net investment income	3,232,310	3,268,357
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(4,600,752)	(2,711,776)
Investments—affiliated	1,078	(501)
Foreign currency transactions	23,868	13,300
Futures contracts	142,138	65,312
In-kind redemptions—unaffiliated(a)	(577,006)	17,475,812
In-kind redemptions—affiliated(a)	—	19,883
	(5,010,674)	14,862,030
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	14,447,877	16,540,090
Investments—affiliated	(1,038)	101,079
Foreign currency translations	3,090	301
Futures contracts	1,252	13,229
	14,451,181	16,654,699
Net realized and unrealized gain	9,440,507	31,516,729
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,672,817	$34,785,086
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
76

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$305,883,152	$312,228,379	$16,210,109	$16,149,223
Net realized gain	184,901,845	1,126,765,686	42,206,240	12,784,241
Net change in unrealized appreciation (depreciation)	2,614,789,193	1,478,948,998	92,222,723	119,156,461
Net increase in net assets resulting from operations	3,105,574,190	2,917,943,063	150,639,072	148,089,925
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(339,217,660)	(334,829,881)	(19,589,739)	(17,307,311)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,050,243,957	(2,792,450,541)	(68,934,760)	(65,241,178)
NET ASSETS
Total increase (decrease) in net assets	3,816,600,487	(209,337,359)	62,114,573	65,541,436
Beginning of year	18,219,793,036	18,429,130,395	962,749,416	897,207,980
End of year	$22,036,393,523	$18,219,793,036	$1,024,863,989	$962,749,416

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
77
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI All Country Asia ex Japan ETF		iShares MSCI Europe Financials ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$41,424,936	$41,001,403	$116,299,172	$63,510,881
Net realized gain (loss)	(44,790,563)	(64,207,199)	31,539,208	14,858,283
Net change in unrealized appreciation (depreciation)	425,109,441	81,231,014	811,045,667	169,426,211
Net increase in net assets resulting from operations	421,743,814	58,025,218	958,884,047	247,795,375
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(55,089,813)	(49,412,364)	(136,267,972)	(72,839,498)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	62,442,035	(560,432,173)	1,263,350,249	262,848,542
NET ASSETS
Total increase (decrease) in net assets	429,096,036	(551,819,319)	2,085,966,324	437,804,419
Beginning of year	2,358,375,781	2,910,195,100	1,998,357,292	1,560,552,873
End of year	$2,787,471,817	$2,358,375,781	$4,084,323,616	$1,998,357,292

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
78

Statements of Changes in Net Assets(continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,232,310	$3,102,169	$3,268,357	$3,849,211
Net realized gain (loss)	(5,010,674)	(5,786,894)	14,862,030	2,560,329
Net change in unrealized appreciation (depreciation)	14,451,181	13,911,582	16,654,699	28,258,002
Net increase in net assets resulting from operations	12,672,817	11,226,857	34,785,086	34,667,542
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,314,998)	(3,372,535)	(3,368,734)	(3,767,810)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	37,431,017	(36,261,715)	(70,197,700)	30,967,918
NET ASSETS
Total increase (decrease) in net assets	46,788,836	(28,407,393)	(38,781,348)	61,867,650
Beginning of year	100,224,664	128,632,057	262,446,626	200,578,976
End of year	$147,013,500	$100,224,664	$223,665,278	$262,446,626

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
79
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$114.16	$99.29	$89.65	$101.96	$77.73
Net investment income(a)	1.85 (b)	1.75 (b)	1.72 (b)	1.72 (b)	1.42
Net realized and unrealized gain (loss)(c)	15.95	15.02	9.55	(12.09)	24.22
Net increase (decrease) from investment operations	17.80	16.77	11.27	(10.37)	25.64
Distributions from net investment income(d)	(2.03)	(1.90)	(1.63)	(1.94)	(1.41)
Net asset value, end of year	$129.93	$114.16	$99.29	$89.65	$101.96
Total Return(e)
Based on net asset value	15.70%(b)	17.06%(b)	12.75%(b)	(10.30)%(b)	33.14%
Ratios to Average Net Assets(f)
Total expenses	0.32%	0.32%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.32%	0.32%	0.32%	0.32%	0.31%
Total expenses excluding professional fees for foreign withholding tax claims	0.31%	0.32%	0.32%	0.32%	0.32%
Net investment income	1.55%(b)	1.70%(b)	1.93%(b)	1.77%(b)	1.55%
Supplemental Data
Net assets, end of year (000)	$22,036,394	$18,219,793	$18,429,130	$18,127,377	$16,965,824
Portfolio turnover rate(g)	3%	4%	5%	5%	6%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31,2025, July 31,
2024 , July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.03, $0.01 and $0.02.
• Total return by 0.01%, 0.03%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.01%, 0.03%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
80

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$186.94	$161.66	$146.34	$167.23	$127.09
Net investment income(a)	3.25 (b)	3.04 (b)	2.86 (b)	2.83	2.49
Net realized and unrealized gain (loss)(c)	27.29	25.57	15.18	(20.67)	39.88
Net increase (decrease) from investment operations	30.54	28.61	18.04	(17.84)	42.37
Distributions from net investment income(d)	(3.97)	(3.33)	(2.72)	(3.05)	(2.23)
Net asset value, end of year	$213.51	$186.94	$161.66	$146.34	$167.23
Total Return(e)
Based on net asset value	16.46%(b)	17.91%(b)	12.50%(b)	(10.78)%	33.48%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.65%(b)	1.81%(b)	1.97%(b)	1.76%	1.64%
Supplemental Data
Net assets, end of year (000)	$1,024,864	$962,749	$897,208	$907,313	$861,219
Portfolio turnover rate(g)	21%	24%	19%	20%	12%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31,2025 , July 31,
2024 and July 31, 2023 respectively:
• Net investment income per share by $0.03, $0.01 and $0.01.
• Total return by 0.01%, 0.01% and 0.00%.
• Ratio of net investment income to average net assets by 0.02%, 0.01% and 0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
81
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22(a)	Year Ended 07/31/21(a)
Net asset value, beginning of year	$72.34	$70.64	$68.05	$87.65	$75.15
Net investment income(b)	1.24	1.13	1.19	1.19	1.00
Net realized and unrealized gain (loss)(c)	12.01	1.94	2.58	(18.91)	12.46
Net increase (decrease) from investment operations	13.25	3.07	3.77	(17.72)	13.46
Distributions from net investment income(d)	(1.63)	(1.37)	(1.18)	(1.88)	(0.96)
Net asset value, end of year	$83.96	$72.34	$70.64	$68.05	$87.65
Total Return(e)
Based on net asset value	18.57%	4.60%	5.64%	(20.51)%	17.88%
Ratios to Average Net Assets(f)
Total expenses	0.72%	0.72%	0.70%	0.69%	0.69%
Total expenses after fees waived	0.69%	0.71%	0.70%	0.69%	0.69%
Net investment income	1.64%	1.69%	1.80%	1.49%	1.12%
Supplemental Data
Net assets, end of year (000)	$2,787,472	$2,358,376	$2,910,195	$3,348,191	$5,574,503
Portfolio turnover rate(g)	10%	11%	15%	20%	31%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
82

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$23.32	$20.12	$15.91	$19.64	$14.48
Net investment income(a)	1.23 (b)	0.95	0.86 (b)	0.86 (b)	0.48
Net realized and unrealized gain (loss)(c)	8.75	3.34	4.15	(3.51)	5.17
Net increase (decrease) from investment operations	9.98	4.29	5.01	(2.65)	5.65
Distributions(d)
From net investment income	(1.28)	(1.09)	(0.80)	(1.07)	(0.49)
Return of capital	—	—	—	(0.01)	—
Total distributions	(1.28)	(1.09)	(0.80)	(1.08)	(0.49)
Net asset value, end of year	$32.02	$23.32	$20.12	$15.91	$19.64
Total Return(e)
Based on net asset value	43.73%(b)	21.74%	31.94%(b)	(13.92)%(b)	38.98%
Ratios to Average Net Assets(f)
Total expenses	0.49%	0.48%	0.51%	0.49%	0.48%
Total expenses excluding professional fees for foreign withholding tax claims	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	4.50%(b)	4.50%	4.80%(b)	4.51%(b)	2.68%
Supplemental Data
Net assets, end of year (000)	$4,084,324	$1,998,357	$1,560,553	$972,153	$1,546,012
Portfolio turnover rate(g)	5%	5%	12%	7%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.05 and $0.01.
• Total return by 0.05%, 0.30% and 0.07%.
• Ratio of net investment income to average net assets by 0.05%, 0.26% and 0.05%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
83
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$58.96	$54.74	$51.99	$71.59	$49.62
Net investment income(a)	1.91 (b)	1.50 (b)	1.59 (b)	1.15 (b)	1.25
Net realized and unrealized gain (loss)(c)	6.40	4.52	2.53	(18.54)	21.87
Net increase (decrease) from investment operations	8.31	6.02	4.12	(17.39)	23.12
Distributions from net investment income(d)	(1.93)	(1.80)	(1.37)	(2.21)	(1.15)
Net asset value, end of year	$65.34	$58.96	$54.74	$51.99	$71.59
Total Return(e)
Based on net asset value	14.32%(b)	11.18%(b)	8.07%(b)	(24.65)%(b)	46.76%
Ratios to Average Net Assets(f)
Total expenses	0.41%	0.41%	0.42%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.40%	0.40%	0.40%	N/A
Net investment income	3.22%(b)	2.78%(b)	3.11%(b)	1.74%(b)	1.98%
Supplemental Data
Net assets, end of year (000)	$147,014	$100,225	$128,632	$109,177	$443,861
Portfolio turnover rate(g)	18%	16%	13%	16%	14%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31,
2024 , July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.02, $0.03,  $0.07 and $0.01.
• Total return by  0.02%, 0.06%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.03%, 0.05%, 0.13% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
84

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$111.68	$95.51	$85.77	$96.92	$72.42
Net investment income(a)	1.73 (b)	1.97 (b)	1.60 (b)	1.32 (b)	1.31
Net realized and unrealized gain (loss)(c)	16.33	16.18	9.80	(9.44)	24.61
Net increase (decrease) from investment operations	18.06	18.15	11.40	(8.12)	25.92
Distributions from net investment income(d)	(1.93)	(1.98)	(1.66)	(3.03)	(1.42)
Net asset value, end of year	$127.81	$111.68	$95.51	$85.77	$96.92
Total Return(e)
Based on net asset value	16.27%(b)	19.20%(b)	13.50%(b)	(8.46)%(b)	36.01%
Ratios to Average Net Assets(f)
Total expenses	0.25%	0.28%	0.26%	0.25%	0.25%
Total expenses excluding professional fees for foreign withholding tax claims	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.47%(b)	1.97%(b)	1.87%(b)	1.39%(b)	1.53%
Supplemental Data
Net assets, end of year (000)	$223,665	$262,447	$200,579	$167,244	$484,592
Portfolio turnover rate(g)	3%	4%	3%	9%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31,
2024 , July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.22, $0.07 and $0.03.
• Total return by 0.02%, 0.19%, 0.08% and 0.08%.
• Ratio of net investment income to average net assets by 0.01%, 0.22%, 0.08% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
85
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
86

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
87
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
88

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI ACWI
Barclays Capital, Inc.	$4,497,924	$(4,497,924)	$—	$—
BNP Paribas SA	9,357,848	(9,357,848)	—	—
BofA Securities, Inc.	11,089,991	(11,089,991)	—	—
Citigroup Global Markets, Inc.	30,036,083	(30,036,083)	—	—
Citigroup Global Markets, Ltd.	28,485	(28,485)	—	—
Goldman Sachs & Co. LLC	24,122,568	(24,122,568)	—	—
Goldman Sachs International	13,559,039	(13,559,039)	—	—
J.P. Morgan Securities LLC	36,453,801	(36,453,801)	—	—
Jefferies LLC	456,990	(456,990)	—	—
Macquarie Bank Ltd.	1,010,442	(1,010,442)	—	—
Morgan Stanley	15,626,525	(15,626,525)	—	—
National Financial Services LLC	1,203,362	(1,203,362)	—	—
Nomura Securities International, Inc.	1,313,582	(1,313,582)	—	—
SG Americas Securities LLC	6,840,150	(6,840,150)	—	—
State Street Bank & Trust Co.	1,342,108	(1,342,108)	—	—
Toronto-Dominion Bank	236,061	(236,061)	—	—
UBS AG	3,206,641	(3,206,641)	—	—
UBS Securities LLC	3,688,932	(3,688,932)	—	—
Virtu Americas LLC	87,312	(87,312)	—	—
Wells Fargo Bank N.A.	143,567	(143,567)	—	—
Wells Fargo Securities LLC	2,188	(2,101)	—	87(b)
	$164,303,599	$(164,303,512)	$—	$87
MSCI ACWI Low Carbon Target
BNP Paribas SA	$544,942	$(544,942)	$—	$—
BofA Securities, Inc.	399	(399)	—	—
Citigroup Global Markets, Inc.	594,085	(594,085)	—	—
Goldman Sachs & Co. LLC	1,324,839	(1,324,839)	—	—
Goldman Sachs International	16,507	(16,507)	—	—
HSBC Bank PLC	528,991	(528,991)	—	—
J.P. Morgan Securities LLC	2,019,215	(2,019,215)	—	—
Morgan Stanley & Co. International PLC	474,097	(474,097)	—	—
SG Americas Securities LLC	84,720	(84,720)	—	—
State Street Bank & Trust Co.	155,230	(155,230)	—	—
UBS AG	1,746,240	(1,746,240)	—	—
	$7,489,265	$(7,489,265)	$—	$—
MSCI All Country Asia ex Japan
Barclays Capital, Inc.	$4,382,864	$(4,382,864)	$—	$—
BofA Securities, Inc.	852,831	(852,831)	—	—
Citigroup Global Markets Ltd.	233,118	(233,118)	—	—
Citigroup Global Markets, Inc.	2,688,546	(2,688,546)	—	—
Goldman Sachs & Co. LLC	7,915,610	(7,915,610)	—	—
Goldman Sachs International	8,631,984	(8,631,984)	—	—
J.P. Morgan Securities LLC	7,278,380	(7,278,380)	—	—
Jefferies LLC	45,890	(45,890)	—	—
Macquarie Bank Ltd.	405,508	(405,508)	—	—
Morgan Stanley	5,330,916	(5,330,916)	—	—
Nomura Securities International, Inc.	1,597,384	(1,597,384)	—	—
SG Americas Securities LLC	45,001	(45,001)	—	—
Virtu Americas LLC	465,145	(465,145)	—	—
Wells Fargo Securities LLC	99,554	(95,604)	—	3,950(b)
	$39,972,731	$(39,968,781)	$—	$3,950
89
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Europe Small-Cap
Barclays Capital, Inc.	$317,452	$(317,452)	$—	$—
BNP Paribas SA	214,134	(214,134)	—	—
BofA Securities, Inc.	292,036	(292,036)	—	—
Citigroup Global Markets, Inc.	30,379	(30,379)	—	—
Goldman Sachs & Co. LLC	2,277,416	(2,277,416)	—	—
HSBC Bank PLC	822	(822)	—	—
J.P. Morgan Securities LLC	374,403	(374,403)	—	—
Morgan Stanley	736,739	(736,739)	—	—
Nomura Securities International Inc.	75,374	(75,374)	—	—
State Street Bank & Trust Company	267,411	(267,411)	—	—
UBS AG	73,884	(73,884)	—	—
	$4,660,050	$(4,660,050)	$—	$—
MSCI Kokusai
Barclays Bank PLC	$322,659	$(322,384)	$—	$275(b)
BNP Paribas SA	40,001	(40,001)	—	—
BofA Securities, Inc.	31,550	(31,550)	—	—
Citigroup Global Markets, Inc.	107,773	(107,773)	—	—
Goldman Sachs & Co. LLC	143,851	(143,851)	—	—
HSBC Bank PLC	632	(632)	—	—
J.P. Morgan Securities LLC	28,306	(28,306)	—	—
Jefferies LLC	10,725	(10,725)	—	—
Morgan Stanley	113,525	(113,525)	—	—
SG Americas Securities LLC	59,663	(59,663)	—	—
State Street Bank & Trust Co.	118,925	(118,925)	—	—
Wells Fargo Bank N.A.	316,735	(316,735)	—	—
Wells Fargo Securities LLC	172,315	(172,315)	—	—
	$1,466,660	$(1,466,385)	$—	$275

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Notes to Financial Statements
90

Notes to Financial Statements  (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25
For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses.  For the iShares MSCI All Country Asia ex Japan ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.69% and currently intends to keep such voluntary fee waiver for the Fund in place through November 28, 2025.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
MSCI All Country Asia ex Japan	$814,543
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
91
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI Kokusai ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: the Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI ACWI	$208,596
MSCI ACWI Low Carbon Target	8,542
MSCI All Country Asia ex Japan	134,967
MSCI Europe Financials	1,425
MSCI Europe Small-Cap	16,122
MSCI Kokusai	1,368
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI	$103,594,532	$121,943,443	$(52,905,537)
MSCI ACWI Low Carbon Target	93,064,260	85,135,780	7,243,190
MSCI All Country Asia ex Japan	3,984,588	6,151,646	(5,387,751)
MSCI Europe Financials	18,852,904	22,369,220	(1,572,659)
MSCI Europe Small-Cap	5,014,945	4,154,027	1,760,891
MSCI Kokusai	1,134,410	1,169,076	(888,604)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Notes to Financial Statements
92

Notes to Financial Statements  (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI ACWI	$779,402,255	$624,941,857
MSCI ACWI Low Carbon Target	211,071,669	222,617,693
MSCI All Country Asia ex Japan	338,749,923	246,341,039
MSCI Europe Financials	241,725,562	132,393,055
MSCI Europe Small-Cap	20,701,737	18,633,604
MSCI Kokusai	6,612,001	7,392,005
For the year ended July 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI	$1,559,400,593	$723,500,637
MSCI ACWI Low Carbon Target	—	61,253,140
MSCI All Country Asia ex Japan	20,863,293	63,613,458
MSCI Europe Financials	1,334,871,516	197,117,686
MSCI Europe Small-Cap	53,264,495	16,412,511
MSCI Kokusai	—	69,472,337
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI ACWI	$385,333,530	$ (385,333,530)
MSCI ACWI Low Carbon Target	27,130,360	(27,130,360)
MSCI All Country Asia ex Japan	4,907,595	(4,907,595)
MSCI Europe Financials	37,399,404	(37,399,404)
MSCI Europe Small-Cap	(772,655)	772,655
MSCI Kokusai	17,369,937	(17,369,937)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
MSCI ACWI
Ordinary income	$339,217,660	$334,829,881
MSCI ACWI Low Carbon Target
Ordinary income	$19,589,739	$17,307,311
MSCI All Country Asia ex Japan
Ordinary income	$55,089,813	$49,412,364
93
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 07/31/25	Year Ended 07/31/24
MSCI Europe Financials
Ordinary income	$136,267,972	$72,839,498
MSCI Europe Small-Cap
Ordinary income	$3,314,998	$3,372,535
MSCI Kokusai
Ordinary income	$3,368,734	$3,767,810
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI ACWI	$55,408,360	$(1,431,268,102)	$7,100,425,237	$5,724,565,495
MSCI ACWI Low Carbon Target	5,094,166	(75,318,632)	284,459,627	214,235,161
MSCI All Country Asia ex Japan	12,547,951	(938,011,947)	709,079,455	(216,384,541)
MSCI Europe Financials	19,586,356	(228,946,046)	894,285,909	684,926,219
MSCI Europe Small-Cap	1,097,138	(27,026,874)	(14,365,371)	(40,295,107)
MSCI Kokusai	343,000	(31,612,241)	33,894,411	2,625,170

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of realized gains / losses for tax purposes and undistributed capital gains from underlying REIT investments.

For the year ended July 31, 2025, the iShares MSCI ACWI Low Carbon Target ETF utilized $13,724,510 of its capital loss carryforwards.
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI	$15,060,254,801	$8,175,658,685	$(1,056,907,538)	$7,118,751,147
MSCI ACWI Low Carbon Target	745,749,716	326,985,349	(41,966,590)	285,018,759
MSCI All Country Asia ex Japan	2,115,814,587	1,091,440,764	(359,141,888)	732,298,876
MSCI Europe Financials	3,176,313,827	925,288,722	(31,382,011)	893,906,711
MSCI Europe Small-Cap	165,794,993	16,798,384	(31,166,498)	(14,368,114)
MSCI Kokusai	190,988,973	55,657,134	(21,763,680)	33,893,454
9. LINE OF CREDIT
Effective August 13, 2021, the iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2025, the iShares MSCI All Country Asia ex Japan ETF did not borrow under the Syndicated Credit Agreement.
Notes to Financial Statements
94

Notes to Financial Statements  (continued)
For the year ended July 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI ACWI	$12,000,000	$131,507	6.42%
MSCI ACWI Low Carbon Target	4,000,000	37,951	5.51
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The iShares MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer
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Notes to Financial Statements  (continued)
accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Notes to Financial Statements
96

Notes to Financial Statements  (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI ACWI
Shares sold	16,000,000	$1,814,022,740	2,200,000	$226,174,160
Shares redeemed	(6,000,000)	(763,778,783)	(28,200,000)	(3,018,624,701)
	10,000,000	$1,050,243,957	(26,000,000)	$(2,792,450,541)
MSCI ACWI Low Carbon Target
Shares sold	—	$28,796	50,000	$9,051,108
Shares redeemed	(350,000)	(68,963,556)	(450,000)	(74,292,286)
	(350,000)	$(68,934,760)	(400,000)	$(65,241,178)
MSCI All Country Asia ex Japan
Shares sold	2,800,000	$223,590,650	1,600,000	$117,852,331
Shares redeemed	(2,200,000)	(161,148,615)	(10,200,000)	(678,284,504)
	600,000	$62,442,035	(8,600,000)	$(560,432,173)
MSCI Europe Financials
Shares sold	50,600,000	$1,464,339,101	29,900,000	$678,455,502
Shares redeemed	(8,750,000)	(200,988,852)	(21,750,000)	(415,606,960)
	41,850,000	$1,263,350,249	8,150,000	$262,848,542
MSCI Europe Small-Cap
Shares sold	850,000	$54,134,021	—	$—
Shares redeemed	(300,000)	(16,703,004)	(650,000)	(36,261,715)
	550,000	$37,431,017	(650,000)	$(36,261,715)
MSCI Kokusai
Shares sold	—	$—	600,000	$66,302,649
Shares redeemed	(600,000)	(70,197,700)	(350,000)	(35,334,731)
	(600,000)	$(70,197,700)	250,000	$30,967,918
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
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Notes to Financial Statements  (continued)
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI ACWI ETF and iShares MSCI ACWI Low Carbon Target ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of July 31, 2025, are $198,734 or $0.00 per share and $11,034 or $0.00 per share, respectively.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
98

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI ACWI ETF(1)
iShares MSCI ACWI Low Carbon Target ETF(1)
iShares MSCI All Country Asia ex Japan ETF(2)
iShares MSCI Europe Financials ETF(1)
iShares MSCI Europe Small-Cap ETF(1)
iShares MSCI Kokusai ETF(1)
(1) Statement of operations for the year ended July 31, 2025, statement of changes in net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025
(2) Statement of operations for the year ended July 31, 2025, statement of changes in net assets for each of the two years in the period ended July 31, 2025, the financial highlights for each of the three years in the period ended July 31, 2025 and the consolidated financial highlights for each of the two years in the period ended July 31, 2022
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
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2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Dividend Income
MSCI ACWI	$332,929,864
MSCI ACWI Low Carbon Target	15,888,370
MSCI All Country Asia ex Japan	29,246,486
MSCI Europe Financials	135,950,924
MSCI Europe Small-Cap	3,398,564
MSCI Kokusai	3,716,710
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
iShares ETF	Qualified Business Income
MSCI ACWI	$6,494,158
MSCI ACWI Low Carbon Target	426,023
MSCI Kokusai	90,643
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI All Country Asia ex Japan	$64,868,466	$11,701,116
MSCI Europe Financials	141,192,359	10,870,523
MSCI Europe Small-Cap	3,870,834	253,050
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
MSCI ACWI	46.15%
MSCI ACWI Low Carbon Target	38.20%
MSCI Kokusai	59.87%
Important Tax Information
100

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI ACWI ETF and iShares MSCI All Country Asia ex Japan ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
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2025 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI ACWI ETF and iShares MSCI All Country Asia ex Japan ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
102

Board Review and Approval of Investment Advisory Contract
iShares MSCI ACWI ETF (the “Fund”)
 Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
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May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided
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by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI Europe Financials ETF, iShares MSCI Kokusai ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
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Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
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The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI All Country Asia ex Japan ETF (the “Fund”)
 Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than
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the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
108

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Europe Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA.
109
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Board Review and Approval of Investment Advisory Contract
110

Board Review and Approval of Investment Advisory Contract (continued)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
111
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
112

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: September 23, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2025